UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2013 through August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2013 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies…”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities fin-

ished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$108.4 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	88 days

MATURITY SCHEDULE**^
1 day	3.9%
2–7 days	27.0
8–30 days	20.2
31–60 days	12.7
61–90 days	16.1
91–180 days	14.7
181+ days	5.4

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.06
Cash Management Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.08
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.93)%, (0.93)%, (0.08)%, 0.02%, (0.73)%, (0.08)%, (0.48)%, 0.07%, (0.03)%, (0.28)%, (0.28)%, (0.23)%, (0.48)% and (0.82)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$15.0 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	87 days

MATURITY SCHEDULE*^
1 day	2.7%
2–7 days	28.7
8–30 days	18.2
31–60 days	13.8
61–90 days	17.9
91–180 days	12.9
181+ days	5.8

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.06
E*Trade Shares	0.05
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.94)%, (0.94)%, (0.09)%, 0.01%, (0.84)%, (0.04)%, (0.29)%, (0.39)%, (0.24)%, (0.51)% and (0.86)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$59.3 Billion
Weighted Average Maturity^	52 days
Weighted Average Life^^	57 days

MATURITY SCHEDULE**^
1 day	2.9%
2–7 days	23.7
8–30 days	20.3
31–60 days	20.8
61–90 days	13.8
91–180 days	14.8
181+ days	3.7

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.23)%, (0.13)%, (0.22)%, (0.62)%, (0.07)%, (0.17)%, (0.43)%, (0.53)%, (0.38)%, (0.66)% and (0.98)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$15.7 Billion
Weighted Average Maturity^	59 days
Weighted Average Life^^	59 days

MATURITY SCHEDULE**^
2–7 days	26.9%
8–30 days	25.3
31–60 days	9.6
61–90 days	19.2
91–180 days	7.1
181+ days	11.9

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Eagle Class Shares	0.00
IM Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.10)%, (1.10)%, (0.25)%, (0.25)%, (0.65)%, (0.10)%, (0.20)%, (0.45)%, (0.56)%, (0.41)%, (0.65)% and (1.00)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2013	$4.0 Billion
Weighted Average Maturity^	45 days
Weighted Average Life^^	53 days

MATURITY SCHEDULE**^
1 day	2.5%
2–7 days	11.0
8–30 days	39.1
31–60 days	17.2
61–90 days	22.4
91–180 days	6.3
181+ days	1.5

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.28)%, (0.23)%, (0.58)%, (0.43)% and (0.68)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$23.8 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^	47 days

MATURITY SCHEDULE**^
2–7 days	6.9%
8–30 days	31.3
31–60 days	21.3
61–90 days	35.8
91–180 days	4.7

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.16)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2013	$18.5 Billion
Weighted Average Maturity^	33 days
Weighted Average Life^^	33 days

MATURITY SCHEDULE***^
1 day	14.9%
2–7 days	72.2
8–30 days	1.4
31–60 days	1.2
61–90 days	0.6
91–180 days	0.8
181+ days	8.9

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.01%
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
***	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.22)%, (0.62)%, (0.17)%, (0.52)%, (0.37)% and (0.62)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$3.0 Billion
Weighted Average Maturity^	34 days
Weighted Average Life^^	47 days

MATURITY SCHEDULE**^
1 day	16.4%
2–7 days	64.9
8–30 days	1.2
31–60 days	2.8
61–90 days	1.2
91–180 days	4.9
181+ days	8.6

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.00%
E*Trade Shares	0.01
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.16)%, (0.90)%, (0.11)%, (0.46)%, (0.31)%, (0.56)% and (0.91)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 45.8%
	ABN Amro Bank N.V.,
538,000	0.295%, 12/09/13	537,564
534,000	0.310%, 10/21/13	533,770
	Banco Del Estado De Chile,
10,350	0.160%, 09/06/13	10,350
75,000	0.200%, 12/02/13	75,000
23,000	0.220%, 09/10/13	23,000
97,000	0.220%, 09/25/13	97,000
16,750	0.760%, 09/20/13	16,755
	Bank of China,
179,000	0.670%, 11/08/13	178,774
100,000	0.700%, 11/08/13	99,868
	Bank of Montreal,
255,000	0.200%, 10/15/13	255,000
389,600	0.200%, 10/18/13	389,600
380,000	0.250%, 02/03/14	380,000
387,000	0.250%, 02/04/14	387,000
	Bank of Nova Scotia,
486,000	0.244%, 09/27/13	486,000
450,000	0.254%, 09/19/13	450,000
284,300	0.255%, 09/09/13	284,300
582,000	0.259%, 09/21/13	582,000
822,000	0.305%, 09/11/13	822,000
520,000	0.307%, 09/03/13	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
111,000	0.250%, 09/09/13	111,000
187,000	0.250%, 09/26/13	187,000
333,000	0.250%, 10/02/13	333,000
185,000	0.250%, 11/22/13	184,890
142,000	0.250%, 01/27/14	142,000
250,000	0.250%, 02/03/14	250,000
25,000	0.260%, 09/11/13	25,000
200,000	0.270%, 10/30/13	199,912
100,000	0.270%, 11/25/13	99,936
306,000	0.270%, 02/04/14	305,642
270,000	0.270%, 02/10/14	269,672
242,000	0.270%, 02/18/14	241,692
67,000	0.320%, 02/10/14	67,017
112,000	0.330%, 12/20/13	112,024
52,000	0.410%, 10/22/13	51,970
	Banque Federative du Credit Mutuel,
439,000	0.250%, 11/18/13	438,762
187,000	0.250%, 11/18/13	187,000
	Barclays Bank plc,
170,000	0.232%, 09/26/13	170,000
254,000	0.260%, 02/24/14	254,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

302,000	0.280%, 12/30/13	302,000
722,000	0.299%, 09/10/13	722,000
	BNP Paribas,
354,000	0.270%, 10/02/13	354,000
750,000	0.280%, 09/13/13	750,000
967,000	0.300%, 09/05/13	967,000
390,000	Branch Banking & Trust Co., 0.200%, 09/27/13	390,000
	Chiba Bank Ltd.,
50,000	0.260%, 10/11/13	50,000
49,500	0.280%, 09/19/13	49,500
50,000	0.280%, 09/20/13	50,000
200,000	Credit Agricole Corporate and Investment Bank, 0.210%, 10/03/13	200,000
668,000	Credit Industriel et Commercial, 0.215%, 09/20/13	668,002
	Credit Suisse AG,
650,000	0.230%, 09/25/13	650,000
419,000	0.270%, 02/07/14	419,000
355,000	0.294%, 09/09/13	355,000
812,000	0.354%, 09/03/13	812,000
	Deutsche Bank AG,
482,000	0.242%, 09/27/13	482,000
805,000	0.253%, 09/18/13	805,000
309,000	0.330%, 02/26/14	309,000
200,000	0.360%, 01/06/14	200,000
830,000	0.466%, 09/03/13	830,000
	DNB Bank ASA,
665,000	0.214%, 09/28/13	664,992
342,000	0.235%, 12/16/13	341,995
512,000	0.240%, 11/27/13	511,703
200,000	0.260%, 01/29/14	200,000
	DZ Bank AG,
180,000	0.220%, 09/26/13	179,973
140,000	0.233%, 10/02/13	139,972
125,000	0.350%, 12/20/13	125,002
	HSBC Bank plc,
660,000	0.230%, 12/02/13	659,613
205,000	0.300%, 01/10/14	205,000
260,000	0.310%, 12/13/13	260,000
130,000	0.320%, 11/29/13	130,000
266,000	0.325%, 10/31/13	266,002
152,000	0.350%, 10/18/13	152,000
98,000	0.390%, 04/29/14	98,000
255,000	0.390%, 05/22/14	255,000
224,000	Industrial & Commercial Bank of China Ltd., 0.550%, 11/15/13	224,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
	ING Bank N.V.,
747,000	0.260%, 11/22/13	747,000
356,000	0.260%, 12/04/13	356,000
	Lloyds TSB Bank plc,
929,000	0.190%, 12/02/13	929,000
500,000	0.195%, 11/29/13	499,759
	Mitsubishi UFJ Trust & Banking Corp.,
103,000	0.260%, 10/18/13	102,965
59,000	0.260%, 02/28/14	58,923
216,000	0.260%, 02/26/14	216,000
169,500	0.270%, 10/01/13	169,500
55,000	0.270%, 10/16/13	55,000
300,000	0.270%, 11/20/13	300,000
211,000	0.270%, 11/22/13	211,000
31,000	0.280%, 09/03/13	31,000
315,000	0.280%, 10/10/13	315,000
	Mizuho Corporate Bank Ltd.,
155,000	0.210%, 11/01/13	155,000
6,000	0.220%, 09/12/13	6,000
200,000	0.220%, 09/13/13	200,000
1,093,400	0.220%, 10/10/13	1,093,400
656,000	0.270%, 09/13/13	655,941
20,000	0.270%, 10/29/13	19,991
120,000	0.270%, 11/15/13	119,933
25,000	0.275%, 09/09/13	25,000
75,000	0.280%, 11/27/13	75,001
550,000	National Australia Bank Ltd., 0.223%, 09/22/13	549,960
	Natixis,
288,200	0.270%, 11/15/13	288,200
764,750	0.303%, 09/25/13	764,750
	Nordea Bank Finland plc,
480,000	0.240%, 11/22/13	480,000
205,000	0.250%, 01/30/14	205,000
100,000	0.250%, 02/05/14	99,996
522,000	0.260%, 09/19/13	521,932
150,000	0.290%, 11/25/13	149,998
	Norinchukin Bank,
263,700	0.230%, 10/10/13	263,700
127,700	0.230%, 10/11/13	127,700
194,000	0.230%, 10/16/13	194,000
206,000	0.230%, 10/25/13	206,000
285,000	0.230%, 10/28/13	285,000
200,000	0.230%, 11/08/13	200,000
405,000	0.230%, 11/12/13	405,000
125,000	0.230%, 11/15/13	125,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oversea-Chinese Banking Corp., Ltd.,
200,000	0.270%, 03/04/14	199,729
77,000	0.270%, 10/09/13	76,978
	Rabobank Nederland N.V.,
521,000	0.263%, 10/18/13	521,000
529,000	0.264%, 09/17/13	529,000
577,000	0.288%, 10/17/13	577,000
103,000	0.300%, 11/30/13	103,000
189,700	0.310%, 04/10/14	189,700
253,300	0.312%, 11/24/13	253,300
229,000	0.315%, 09/03/13	229,000
388,000	0.320%, 04/10/14	388,000
227,000	0.360%, 05/20/14	226,410
	Royal Bank of Canada,
135,000	0.264%, 09/27/13	135,000
635,000	0.293%, 09/29/13	635,000
	Shizuoka Bank,
50,000	0.200%, 10/11/13	50,000
50,000	0.200%, 10/17/13	50,000
53,000	0.210%, 11/27/13	53,000
50,000	0.210%, 12/02/13	50,000
50,000	0.220%, 10/29/13	50,000
48,000	0.230%, 10/25/13	48,000
	Skandinaviska Enskilda Banken AB,
500,000	0.200%, 11/21/13	500,000
1,337,000	0.200%, 11/22/13	1,337,000
665,000	0.200%, 11/27/13	665,000
	Societe Generale,
125,000	0.220%, 09/20/13	125,000
222,000	0.220%, 09/27/13	222,000
265,000	0.240%, 11/18/13	265,000
20,000	0.240%, 11/19/13	20,000
	Sumitomo Mitsui Banking Corp.,
165,000	0.250%, 01/28/14	165,000
153,000	0.250%, 01/31/14	153,000
224,000	0.260%, 10/08/13	224,000
83,000	0.260%, 10/10/13	83,000
251,000	0.260%, 10/15/13	251,000
241,000	0.260%, 10/25/13	241,000
941,000	0.260%, 02/11/14	941,000
631,000	0.260%, 02/18/14	631,000
104,000	0.270%, 09/03/13	104,000
140,000	0.270%, 09/10/13	140,000
313,000	0.270%, 09/20/13	313,000
103,000	0.270%, 09/25/13	103,000
226,000	0.270%, 11/26/13	226,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
94,000	0.270%, 02/27/14	93,874
	Sumitomo Mitsui Trust Bank Ltd.,
178,700	0.220%, 10/11/13	178,700
254,600	0.220%, 10/15/13	254,600
50,000	0.220%, 11/01/13	49,982
102,000	0.250%, 11/13/13	101,948
102,000	0.250%, 11/22/13	101,942
31,000	0.250%, 11/29/13	30,981
	Svenska Handelsbanken AB,
90,000	0.210%, 09/23/13	90,000
300,000	0.255%, 09/25/13	300,001
	Swedbank AB,
500,000	0.200%, 11/15/13	499,792
225,000	0.200%, 11/29/13	224,889
273,000	0.210%, 09/12/13	273,000
	Toronto-Dominion Bank,
305,000	0.244%, 09/25/13	305,000
362,000	0.250%, 10/03/13	362,000
500,000	0.300%, 05/13/14	500,000
500,000	0.310%, 04/22/14	500,000

	Total Certificates of Deposit (Cost $49,683,727 )	49,683,727

Commercial Paper — 16.7% (n)
	ABN Amro Funding USA LLC,
125,500	0.290%, 12/04/13 (e) (m)	125,405
46,000	0.310%, 10/23/13 (e) (m)	45,979
2,726	Antalis US Funding Corp., 0.250%, 12/02/13 (e)	2,724
95,000	ANZ New Zealand International Ltd.,
	0.214%, 09/15/13 (e) (m)	95,000
35,000	ASB Finance Ltd., 0.240%, 11/04/13 (e) (m)	34,985
75,000	Aspen Funding Corp., 0.250%, 10/08/13 (e)	74,981
659,400	Australia & New Zealand Banking Group Ltd., 0.312%, 11/27/13 (e)	659,400
73,000	Banque et Caisse d’Epargne de L’Etat,
	0.250%, 11/21/13	72,959
	Barclays Bank plc,
75,000	0.250%, 10/22/13 (e)	74,973
32,000	0.300%, 11/20/13 (e)	31,979
35,000	Barclays US Funding Corp., 0.278%, 12/30/13	34,968
36,650	Bedford Row Funding Corp., 0.301%, 01/13/14 (e)	36,609
186,000	BPCE S.A., 0.220%, 09/27/13 (e)	185,970

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

130,000	Caisse Centrale Desjardins du Quebec, 0.250%, 01/27/14 (e)	129,866
	Caisse des Depots et Consignations,
159,000	0.210%, 11/22/13 (e)	158,924
200,000	0.250%, 01/21/14 (e)	199,803
103,000	0.250%, 01/27/14 (e)	102,894
100,000	0.250%, 01/29/14 (e)	99,896
	Cancara Asset Securitisation LLC,
77,000	0.200%, 10/23/13 (e)	76,978
98,601	0.200%, 10/29/13 (e)	98,569
378,000	0.204%, 10/28/13 (e)	377,878
	Commonwealth Bank of Australia,
115,000	0.223%, 09/23/13 (e)	114,994
251,000	0.245%, 10/02/13 (e)	250,947
203,000	0.272%, 11/23/13 (e)	203,000
499,300	0.276%, 10/29/13 (e)	499,300
25,000	0.282%, 09/13/13 (e)	25,000
250,000	0.285%, 09/04/13 (e)	250,000
50,000	Credit Suisse AG, 0.270%, 02/07/14	49,940
	DBS Bank Ltd.,
134,300	0.241%, 11/25/13 (e)	134,224
127,000	0.250%, 09/12/13 (e)	126,990
84,500	0.250%, 09/13/13 (e)	84,493
65,000	0.250%, 09/16/13 (e)	64,993
48,000	0.264%, 10/04/13 (e)	47,989
250,000	0.331%, 01/03/14 (e)	249,716
65,500	Dexia Credit Local, 0.301%, 11/12/13	65,461
	DNB Bank ASA,
266,000	0.240%, 11/18/13 (e)	265,862
279,000	0.260%, 01/21/14 (e)	278,714
	Electricite de France S.A.,
89,000	0.220%, 10/31/13 (e)	88,967
152,000	0.230%, 10/22/13 (e)	151,951
	Erste Abwicklungsanstalt,
68,000	0.230%, 09/09/13 (e)	67,997
100,000	0.230%, 10/18/13 (e)	99,970
100,000	0.250%, 10/25/13 (e)	99,962
111,000	0.250%, 11/04/13 (e)	110,951
	General Electric Capital Corp.,
175,000	0.190%, 09/20/13	174,982
91,000	0.240%, 10/23/13	90,969
250,000	0.240%, 11/12/13	249,880
235,000	0.240%, 11/19/13	234,876
243,000	0.250%, 09/23/13	242,963
69,000	Gotham Funding Corp., 0.250%, 10/09/13 (e)	68,982

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	HSBC Bank plc,
276,000	0.303%, 11/17/13 (e)	276,000
255,000	0.304%, 11/15/13 (e)	255,000
	ING U.S. Funding LLC,
185,000	0.230%, 12/13/13	184,878
162,000	0.235%, 12/18/13	161,886
112,000	0.240%, 10/25/13	111,960
200,000	0.240%, 10/28/13	199,924
	Kells Funding LLC,
75,000	0.230%, 09/18/13	74,992
63,000	0.234%, 09/17/13 (e)	63,000
75,000	0.234%, 09/18/13 (e)	75,000
160,000	0.234%, 09/21/13 (e)	160,000
39,000	0.240%, 01/22/14	38,963
100,000	0.240%, 01/23/14	99,904
50,000	0.240%, 01/31/14	49,949
133,000	0.250%, 09/04/13	132,997
50,000	0.250%, 09/06/13	49,998
100,000	0.250%, 09/17/13	99,989
75,000	0.250%, 01/10/14	74,932
77,000	0.250%, 01/13/14	76,928
200,000	0.250%, 01/15/14	199,811
148,400	0.250%, 01/21/14	148,254
156,000	0.336%, 09/03/13 (e)	156,000
175,500	LMA Americas LLC, 0.230%, 09/10/13 (e)	175,490
	Macquarie Bank Ltd.,
80,000	0.260%, 11/08/13 (e)	79,961
90,000	0.270%, 10/10/13 (e)	89,974
61,700	0.280%, 10/18/13 (e)	61,677
	MetLife Short Term Funding LLC,
52,000	0.230%, 09/05/13 (e)	51,999
65,000	0.230%, 09/16/13 (e)	64,994
40,000	0.250%, 01/21/14 (e)	39,960
50,000	0.250%, 02/18/14 (e)	49,941
55,000	0.270%, 10/15/13 (e)	54,982
65,000	0.270%, 10/16/13 (e)	64,978
25,000	0.270%, 10/21/13 (e)	24,990
15,000	Mizuho Funding LLC, 0.215%, 11/01/13 (e)	14,995
55,383	Mont Blanc Capital Corp., 0.250%, 12/09/13 (e)	55,345
	Natixis US Finance Co. LLC,
250,000	0.210%, 10/04/13	249,952
286,500	0.270%, 11/15/13	286,339
	Nederlandse Waterschapsbank N.V.,
435,000	0.266%, 10/30/13 (e)	435,000
95,000	0.295%, 11/01/13 (e)	95,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,000	Nieuw Amsterdam Receivables Corp., 0.200%, 11/18/13 (e)	19,991
	Nordea Bank AB,
145,000	0.235%, 11/22/13 (e)	144,922
27,600	0.240%, 11/18/13 (e)	27,586
100,000	Northern Pines Funding LLC, 0.290%, 12/16/13 (e)	99,915
30,000	Old Line Funding LLC, 0.260%, 09/05/13 (e)	29,999
	Rabobank USA Financial Corp.,
120,000	0.301%, 04/22/14	119,767
383,000	0.311%, 11/01/13	382,799
40,000	Regency Markets No. 1 LLC, 0.150%, 09/12/13 (e)	39,998
790,000	Royal Bank of Canada, 0.358%, 10/11/13 (e)	790,000
	Scaldis Capital LLC,
50,000	0.160%, 09/23/13 (e)	49,995
25,000	0.180%, 09/17/13 (e)	24,998
34,000	0.200%, 11/19/13 (e)	33,985
53,000	0.230%, 09/20/13 (e)	52,994
	Societe Generale North America, Inc.,
151,159	0.085%, 09/03/13	151,158
23,000	0.220%, 09/20/13	22,997
557,000	0.250%, 10/31/13	556,768
	Sumitomo Mitsui Banking Corp.,
500,000	0.260%, 02/05/14 (e)	499,433
256,000	0.260%, 02/20/14 (e)	255,682
352,000	0.270%, 09/06/13 (e)	351,987
55,000	Sumitomo Mitsui Trust Bank Ltd., 0.220%, 10/25/13 (e)	54,982
385,400	Svenska Handelsbanken, Inc., 0.251%, 01/28/14 (e)	385,001
177,400	Toronto-Dominion Holdings USA, Inc., 0.250%, 10/04/13 (e)	177,359
	Toyota Credit Canada, Inc.,
46,000	0.250%, 10/10/13	45,987
10,000	0.250%, 10/15/13	9,997
	Versailles Commercial Paper LLC,
100,000	0.220%, 10/11/13 (e)	99,976
36,750	0.230%, 09/09/13 (e)	36,748
30,000	0.230%, 09/20/13 (e)	29,996
	Westpac Banking Corp.,
100,000	0.240%, 11/28/13 (e)	99,995
350,000	0.250%, 11/30/13 (e)	349,983
125,000	0.262%, 09/06/13 (e)	125,000
153,000	0.262%, 11/30/13 (e)	153,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
153,000	0.263%, 09/30/13 (e)	153,000
120,000	0.264%, 09/06/13 (e)	120,000
175,000	0.275%, 10/24/13 (e)	175,000
250,000	0.275%, 11/01/13 (e)	250,000
132,000	0.276%, 11/02/13 (e)	132,000
273,400	0.280%, 11/10/13 (e)	273,400
108,920	Working Capital Management Co., 0.210%, 10/18/13 (e)	108,890

	Total Commercial Paper (Cost $18,136,062)	18,136,062

Corporate Notes — 3.0%
	Financials — 3.0%
	Capital Markets — 0.7%
770,000	ING Bank N.V., 0.256%, 09/28/13 (e)	770,000

	Commercial Banks — 1.5%
370,000	Bank of America N.A., 0.190%, 09/05/13	370,000
58,105	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (e)	58,452
434,000	Svenska Handelsbanken AB, 0.294%, 09/27/13 (e)	434,000
785,000	Wells Fargo Bank N.A., 0.323%, 09/13/13 (a)	785,000

		1,647,452

	Insurance — 0.8%
	Metropolitan Life Global Funding I
337,000	0.469%, 10/10/13 (e)	337,000
525,650	0.524%, 09/12/13 (e)	525,650

		862,650

	Total Corporate Notes (Cost $3,280,102)	3,280,102

Foreign Government Securities — 0.4%
	Export Development Canada
53,000	0.110%, 09/03/13 (e)	52,990
55,800	0.120%, 09/03/13 (e)	55,795
279,700	Kommunalbanken A.S., 0.150%, 09/03/13 (e)	279,700

	Total Foreign Government Securities (Cost $388,485)	388,485

Repurchase Agreements — 5.3%
650,000	Barclays Capital, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $650,003, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 06/30/15 - 08/15/33, with a value of $663,000.	650,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	BNP Paribas Securities Corp., 0.270%, dated 08/30/13, due 09/23/13, repurchase price $50,009, collateralized by Corporate Notes and Bonds, 0.000% - 8.000%, due 10/25/13 - 06/15/41, with a value of $52,555. (i)	50,000
220,000	BNP Paribas Securities Corp., 0.290%, dated 08/30/13, due 09/09/13, repurchase price $220,018, collateralized by Corporate Notes and Bonds 1.250% - 8.000%, due 02/27/15 - 08/15/43 and Soverign Government Securities 0.000% - 8.875%, due 05/18/16 - 05/15/27, with value $231,000. (i)	220,000
190,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 10/18/13, repurchase price $190,173, collateralized by Corporate Notes and Bonds, 0.000% - 6.252%, due 06/25/18 - 06/25/58, with a value of $199,500. (i)	190,000
215,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/15/13, repurchase price $215,308, collateralized by Corporate Notes and Bonds, 0.000% - 6.916%, due 06/28/18 - 06/25/58, with a value of $225,750. (i)	215,000
520,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/22/13, repurchase price $520,813, collateralized by Corporate Notes and Bonds, 0.000% - 8.310%, due 06/25/18 - 12/25/59, with a value of $546,000. (i)	520,000
420,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/29/13, repurchase price $420,711, collateralized by Corporate Notes and Bonds, 0.000% - 7.536%, due 06/28/18 - 06/25/58, with a value of $441,000. (i)	420,000
215,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 12/03/13, repurchase price $215,380, collateralized by Corporate Notes and Bonds, 0.000% - 6.916%, due 04/15/17 - 10/28/47, with a value of $225,750. (i)	215,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
25,467	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $25,467, collateralized by Federal Home Loan Mortgage Corporation, 1.500% - 4.500%, due 11/15/20 - 12/15/42, Federal National Mortgage Association, 2.000% - 3.000%, due 02/25/21 - 08/25/26 and Government National Mortgage Association, 2.000% - 3.500%, due 12/16/25 - 11/16/47, with a value of $26,231.	25,467
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/04/13, repurchase price $275,171, collateralized by Corporate Notes and Bonds, 0.000% - 54.300%, due 11/15/13 - 11/15/66 and Municipal Debt Securities, 4.000% - 6.000%, due 08/01/22 - 07/01/42, with a value of $288,750. (i)	275,000
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/18/13, repurchase price $275,210, collateralized by Corporate Notes and Bonds, 0.000% - 491.785%, due 12/15/13 - 01/30/58 and Municipal Debt Securities, 0.000% - 7.000%, due 01/01/17 - 06/01/52, with a value of $288,765. (i)	275,000
175,000	HSBC Securities USA, Inc., 0.200%, dated 08/30/13, due 09/03/13, repurchase price $175,004, collateralized by Corporate Notes and Bonds, 0.200% - 10.250%, due 01/15/14 - 07/01/43 and Soverign Government Securities, 0.000% -7.500%, due 11/15/13 - 03/08/44, with a value of $183,817.	175,000
25,000	HSBC Securities USA, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 1.875% - 10.000%, due 01/31/14 - 06/02/41, with a value of $26,905.	25,000
646,000	Merrill Lynch PFS, Inc., 0.580%, dated 08/30/13, due 09/03/13, repurchase price $646,042, collateralized by Corporate Notes and Bonds, 0.000% - 12.500%, due 09/10/13 - 12/31/99, with a value of $678,300.	646,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	Merrill Lynch PFS, Inc., 0.730%, dated 08/30/13, due 10/05/13, repurchase price $100,073, collateralized by Corporate Notes and Bonds, 0.000% - 6.003%, due 03/06/20 - 11/25/51, with a value of $105,040. (i)	100,000
247,000	RBS Securities, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $247,009, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 09/03/13 - 11/15/96, Federal Home Loan Mortgage Corporation, 3.500%, due 03/15/42, Federal National Mortgage Association, 1.881% - 6.326%, due 06/01/27 - 05/01/42 and Soverign Government Securities, 9.375%, due 01/18/17, with a value of $285,137.	247,000
165,000	Royal Bank of Canada, 0.130%, dated 08/30/13, due 09/03/13, repurchase price $165,002, collateralized by Corporate Notes and Bonds, 0.000% - 9.625%, due 09/13/13 - 12/15/48, with a value of $173,334.	165,000
450,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $450,407, collateralized by Corporate Notes and Bonds, 0.000% - 8.169%, due 12/15/20 - 06/25/47, with a value of $486,000. (i)	450,000
470,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $470,425, collateralized by Corporate Notes and Bonds, 0.000% - 10.669%, due 08/24/21 - 06/25/53, with a value of $507,601. (i)	470,000
400,000	Societe Generale S.A., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $400,002, collateralized by U.S. Treasury Securities, 0.125% - 2.000%, due 01/15/20 - 01/15/28, with a value of $408,000.	400,000

	Total Repurchase Agreements (Cost $5,733,467)	5,733,467

Time Deposits — 21.1%
	Australia & New Zealand Banking Group Ltd.,
500,000	0.040%, 09/03/13	500,000
500,000	0.070%, 09/04/13	500,000
901,843	Bank of America N.A., 0.010%, 09/03/13	901,843

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Time Deposits — Continued
949,575	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 09/03/13	949,575
958,796	Barclays Bank plc, 0.090%, 09/03/13	958,796
	Citibank N.A.,
1,244,575	0.130%, 09/04/13	1,244,575
	Credit Agricole Corporate and Investment Bank,
500,000	0.020%, 09/03/13	500,000
1,005,603	0.080%, 09/03/13	1,005,603
1,000,000	Credit Industriel et Commercial, 0.100%, 09/03/13	1,000,000
1,000,000	DNB Bank ASA, 0.080%, 09/03/13	1,000,000
768,000	Fortis Bank S.A., 0.090%, 09/03/13	768,000
	Landesbank Hessen-Thueringen Girozentrale,
650,000	0.100%, 09/03/13	650,000
500,000	0.110%, 09/03/13	500,000
	Lloyds TSB Bank plc,
1,134,400	0.090%, 09/03/13	1,134,400
337,000	0.100%, 09/05/13	337,000
132,275	National Australia Bank Ltd., 0.060%, 09/03/13	132,275
	Natixis S.A.,
1,718,000	0.100%, 09/03/13	1,718,000
1,000,000	Nordea Bank Finland plc, 0.060%, 09/03/13	1,000,000
74,575	RBS Citizens N.A., 0.150%, 09/05/13	74,575
922,447	Skandinaviska Enskilda Banken AB, 0.080%, 09/03/13	922,447
	Societe Generale,
441,000	0.080%, 09/03/13	441,000
1,780,000	0.090%, 09/03/13	1,780,000
3,000,000	Svenska Handelsbanken AB, 0.080%, 09/03/13	3,000,000
1,800,000	Swedbank AB, 0.090%, 09/03/13	1,800,000

	Total Time Deposits (Cost $22,818,089)	22,818,089

U.S. Government Agency Securities — 2.1%
	Federal Home Loan Bank,
38,000	0.120%, 02/20/14	37,996
100,000	0.125%, 04/11/14	99,971
207,000	0.125%, 09/03/14	206,882
58,400	0.160%, 03/28/14	58,392
37,305	0.170%, 03/21/14	37,305
114,450	0.170%, 04/01/14	114,449
155,300	0.170%, 07/23/14	155,283
65,450	0.180%, 07/18/14	65,449
123,200	0.190%, 07/22/14	123,180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

84,100	0.190%, 07/23/14	84,106
376,000	0.190%, 07/25/14	375,946
282,500	VAR, 0.175%, 09/03/13	282,487
	Federal Home Loan Mortgage Corp.,
48,905	1.000%, 08/27/14	49,294
100,000	VAR, 0.125%, 09/13/13	99,998
	Federal National Mortgage Association,
18,539	2.750%, 03/13/14	18,792
185,000	VAR, 0.146%, 09/03/13	184,994
303,400	VAR, 0.165%, 09/11/13	303,337

	Total U.S. Government Agency Securities (Cost $2,297,861)	2,297,861

U.S. Treasury Obligations — 5.5%
	U.S. Treasury Notes — 5.5%
1,142,470	0.125%, 09/30/13	1,142,403
665,000	0.250%, 11/30/13	665,056
75,000	0.250%, 04/30/14	75,041
500,000	0.500%, 11/15/13	500,291
150,000	0.750%, 09/15/13	150,032
275,000	0.750%, 06/15/14	276,270
300,000	1.000%, 01/15/14	300,902
225,000	1.250%, 03/15/14	226,269
279,000	1.250%, 04/15/14	280,870
556,000	1.875%, 02/28/14	560,613
535,000	1.875%, 04/30/14	541,019
833,700	2.000%, 11/30/13	837,378
201,000	2.750%, 10/31/13	201,837
162,000	3.125%, 09/30/13	162,375

	Total U.S. Treasury Obligations (Cost $5,920,356)	5,920,356

Weekly Demand Note — 0.3%
	Supranational — 0.3%
357,000	International Bank for Reconstruction & Development, 0.100%, 09/09/13 (Cost $356,992)	356,992

	Total Investments — 100.2% (Cost $108,615,141)*	108,615,141
	Liabilities in Excess of Other Assets — (0.2)%	(191,764)

	NET ASSETS — 100.0%	$108,423,377

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 37.6%
	ABN Amro Bank N.V.,
90,000	0.295%, 12/09/13	89,927
71,000	0.310%, 10/21/13	70,969
	Banco Del Estado De Chile,
20,000	0.220%, 09/03/13	20,000
13,000	0.220%, 09/25/13	13,000
	Bank of China,
55,000	0.550%, 11/21/13	54,932
25,000	0.670%, 11/08/13	24,968
50,000	0.700%, 11/08/13	49,934
	Bank of Montreal,
33,500	0.200%, 10/15/13	33,500
51,000	0.200%, 10/18/13	51,000
55,000	0.250%, 02/03/14	55,000
55,000	0.250%, 02/04/14	55,000
	Bank of Nova Scotia,
80,000	0.244%, 09/27/13	80,000
50,000	0.254%, 09/19/13	50,000
30,000	0.255%, 09/09/13	30,000
75,000	0.259%, 09/21/13	75,000
55,000	0.305%, 09/11/13	55,000
53,000	0.307%, 09/03/13	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
112,000	0.250%, 10/02/13	112,000
20,000	0.250%, 01/27/14	20,000
66,000	0.260%, 09/11/13	66,000
40,000	0.270%, 10/30/13	39,982
13,000	0.270%, 11/22/13	12,992
14,000	0.270%, 11/25/13	13,991
43,000	0.270%, 02/04/14	42,950
40,000	0.270%, 02/10/14	39,952
35,000	0.270%, 02/18/14	34,955
13,000	0.410%, 10/22/13	12,992
90,000	Banque Federative du Credit Mutuel, 0.250%, 11/18/13	90,000
	Barclays Bank plc,
36,000	0.260%, 02/24/14	36,000
40,000	0.280%, 12/30/13	40,000
	BNP Paribas,
46,000	0.270%, 10/02/13	46,000
100,000	0.280%, 09/13/13	100,000
52,000	Branch Banking & Trust Co., 0.200%, 09/27/13	52,000
30,000	Credit Agricole Corporate and Investment Bank, 0.210%, 10/03/13	30,000
84,000	Credit Industriel et Commercial, 0.215%, 09/20/13	84,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Suisse AG,
25,000	0.230%, 09/25/13	25,000
36,000	0.294%, 09/09/13	36,000
85,000	0.354%, 09/03/13	85,000
	Deutsche Bank AG,
63,000	0.242%, 09/27/13	63,000
83,000	0.253%, 09/18/13	83,000
75,000	0.466%, 09/03/13	75,000
	DNB Bank ASA,
84,000	0.214%, 09/28/13	83,999
10,000	0.235%, 12/16/13	10,000
65,000	0.240%, 11/27/13	64,962
	DZ Bank AG,
18,000	0.233%, 10/02/13	17,997
17,000	0.350%, 12/20/13	17,000
	HSBC Bank plc,
95,000	0.230%, 12/02/13	94,944
24,000	0.300%, 01/10/14	24,000
30,000	0.320%, 11/29/13	30,000
29,000	0.325%, 10/31/13	29,000
28,000	0.350%, 10/18/13	28,000
23,000	0.390%, 04/29/14	23,000
32,000	0.390%, 05/22/14	32,000
31,000	Industrial & Commercial Bank of China Ltd., 0.550%, 11/15/13	31,000
	ING Bank N.V.,
101,000	0.260%, 11/22/13	101,000
55,000	0.260%, 12/04/13	55,000
100,000	Landesbank Hessen-Thueringen Girozentrale, 0.220%, 10/03/13	100,000
	Lloyds TSB Bank plc,
60,000	0.190%, 12/02/13	60,000
70,000	0.195%, 11/29/13	69,966
	Mitsubishi UFJ Trust & Banking Corp.,
12,000	0.260%, 10/18/13	11,996
30,000	0.260%, 02/26/14	30,000
71,000	0.260%, 02/28/14	70,908
24,000	0.265%, 09/09/13	24,000
36,000	0.270%, 10/01/13	36,000
5,000	0.270%, 11/20/13	5,000
15,000	0.270%, 11/22/13	15,000
10,000	0.280%, 09/03/13	10,000
40,000	0.280%, 10/10/13	40,000
	Mizuho Corporate Bank Ltd.,
10,000	0.210%, 11/01/13	10,000
85,000	0.270%, 09/13/13	84,992

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
75,000	0.270%, 10/25/13	74,970
50,000	0.270%, 10/29/13	49,978
17,000	0.270%, 11/15/13	16,991
10,000	0.280%, 11/27/13	10,000
105,000	Natixis, 0.303%, 09/25/13	105,000
	Nordea Bank Finland plc,
30,000	0.250%, 01/30/14	30,000
54,000	0.260%, 09/19/13	53,993
32,100	0.290%, 11/25/13	32,100
	Norinchukin Bank,
34,700	0.230%, 10/10/13	34,700
16,900	0.230%, 10/11/13	16,900
25,400	0.230%, 10/16/13	25,400
27,000	0.230%, 10/25/13	27,000
40,000	0.230%, 10/28/13	40,000
35,000	0.230%, 11/07/13	35,000
50,000	0.230%, 11/12/13	50,000
49,000	0.230%, 11/22/13	49,000
	Oversea-Chinese Banking Corp., Ltd.,
10,000	0.270%, 10/09/13	9,997
100,000	0.270%, 03/04/14	99,865
	Rabobank Nederland N.V.,
54,000	0.263%, 10/18/13	54,000
65,000	0.264%, 09/17/13	65,000
60,300	0.288%, 10/17/13	60,300
13,000	0.300%, 11/30/13	13,000
24,900	0.310%, 04/10/14	24,900
32,000	0.312%, 11/24/13	32,000
30,000	0.315%, 09/03/13	30,000
50,000	0.320%, 04/10/14	50,000
29,000	0.360%, 05/20/14	28,925
	Royal Bank of Canada,
50,000	0.264%, 09/27/13	50,000
80,000	0.293%, 09/29/13	80,000
95,000	Skandinaviska Enskilda Banken AB, 0.200%, 11/27/13	95,000
	Societe Generale,
130,000	0.220%, 09/27/13	130,000
100,000	0.240%, 11/19/13	100,000
	Sumitomo Mitsui Banking Corp.,
22,000	0.250%, 01/28/14	22,000
25,000	0.250%, 01/31/14	25,000
32,000	0.260%, 10/08/13	32,000
29,000	0.260%, 10/15/13	29,000
30,000	0.260%, 10/25/13	30,000
50,000	0.260%, 02/18/14	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,000	0.270%, 09/03/13	11,000
16,000	0.270%, 09/10/13	16,000
32,000	0.270%, 09/20/13	32,000
20,000	0.270%, 09/25/13	20,000
30,000	0.270%, 11/26/13	30,000
13,000	0.270%, 02/27/14	12,982
	Sumitomo Mitsui Trust Bank Ltd.,
30,000	0.220%, 09/03/13	30,000
52,000	0.220%, 09/06/13	52,000
23,700	0.220%, 10/11/13	23,700
34,000	0.220%, 10/15/13	34,000
14,000	0.250%, 11/22/13	13,992
70,000	Swedbank AB, 0.200%, 11/15/13	69,971
	Toronto-Dominion Bank,
38,000	0.244%, 09/25/13	38,000
44,000	0.250%, 10/03/13	44,000
50,000	0.300%, 05/14/14	50,000
75,000	0.310%, 04/23/14	75,000

	Total Certificates of Deposit (Cost $5,626,472)	5,626,472

Commercial Paper — 27.5% (n)
	ABN Amro Funding USA LLC,
70,000	0.290%, 12/02/13 (e) (m)	69,948
75,000	0.290%, 12/16/13 (e) (m)	74,936
18,810	Antalis U.S. Funding Corp., 0.260%, 11/21/13 (e)	18,799
20,000	ANZ New Zealand International Ltd., 0.214%, 09/15/13 (e)	20,000
15,000	ASB Finance Ltd., 0.240%, 11/04/13 (e)	14,994
110,000	Aspen Funding Corp., 0.240%, 09/10/13 (e)	109,993
	Atlantic Asset Securitization LLC,
38,000	0.190%, 09/17/13 (e)	37,997
45,000	0.250%, 11/13/13 (e)	44,977
250,000	Australia & New Zealand Banking Group Ltd., 0.312%, 11/27/13 (e)	250,000
	Banque et Caisse d’Epargne de L’Etat,
10,000	0.250%, 11/21/13	9,994
65,000	0.260%, 10/24/13	64,975
	Barclays Bank plc,
23,000	0.250%, 10/22/13 (e)	22,992
20,000	0.300%, 11/20/13 (e)	19,987
30,000	Bedford Row Funding Corp., 0.301%, 01/13/14 (e)	29,966
127,000	BNP Paribas Finance, Inc., 0.300%, 09/05/13	126,996
30,000	BPCE S.A., 0.220%, 09/27/13 (e)	29,995

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	Caisse Centrale Desjardins du Quebec,
15,000	0.220%, 11/18/13 (e)	14,993
18,000	0.250%, 01/27/14 (e)	17,981
	Caisse d’Amortissement de la Dette Sociale,
250,000	0.310%, 11/04/13 (e)	249,862
90,000	0.311%, 01/30/14 (e)	89,883
	Caisse des Depots et Consignations,
32,000	0.210%, 11/22/13 (e)	31,985
42,000	0.250%, 01/27/14 (e)	41,957
15,000	0.250%, 01/29/14 (e)	14,984
100,000	Cancara Asset Securitization LLC, 0.205%, 10/28/13 (e)	99,968
	Commonwealth Bank of Australia,
31,000	0.245%, 10/02/13 (e)	30,993
70,000	0.272%, 11/23/13 (e)	70,000
78,000	0.276%, 10/29/13 (e)	78,000
50,000	0.284%, 09/09/13 (e)	50,000
34,000	0.285%, 09/04/13 (e)	34,000
	Credit Agricole North America, Inc.,
60,000	0.210%, 09/05/13	59,999
20,000	0.210%, 09/06/13	19,999
	Credit Suisse AG,
60,000	0.230%, 09/25/13	59,991
60,000	0.270%, 02/07/14	59,928
	DBS Bank Ltd.,
25,000	0.241%, 11/25/13 (e)	24,986
10,000	0.250%, 09/12/13 (e)	9,999
5,000	0.260%, 10/04/13 (e)	4,999
50,000	Deutsche Bank Financial LLC, 0.331%, 02/26/14	49,918
35,000	Dexia Credit Local, 0.300%, 11/12/13	34,979
	DNB Bank ASA,
15,000	0.240%, 11/18/13 (e)	14,992
66,000	0.260%, 01/27/14 (e)	65,930
	Electricite de France S.A.,
10,000	0.220%, 10/31/13 (e)	9,996
20,000	0.230%, 10/25/13 (e)	19,993
	General Electric Capital Corp.,
20,000	0.240%, 11/13/13	19,990
31,000	0.240%, 11/18/13	30,984
31,000	0.250%, 09/24/13	30,995
33,000	HSBC Bank plc, 0.304%, 11/15/13 (e)	33,000
	ING U.S. Funding LLC,
50,000	0.235%, 12/18/13	49,965
36,000	0.240%, 09/13/13	35,997
50,000	0.250%, 10/11/13	49,986

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kells Funding LLC,
30,000	0.234%, 09/17/13 (e)	30,000
20,000	0.234%, 09/19/13 (e)	20,000
50,000	0.240%, 10/23/13	49,982
16,000	0.240%, 01/22/14	15,985
20,000	0.240%, 01/23/14	19,981
15,000	0.250%, 09/04/13	15,000
7,000	0.250%, 09/05/13	7,000
30,000	0.250%, 01/10/14	29,973
25,000	0.250%, 01/21/14	24,975
15,000	0.336%, 09/03/13 (e)	15,000
	Macquarie Bank Ltd.,
16,000	0.250%, 11/18/13 (e)	15,991
20,000	0.260%, 11/08/13 (e)	19,990
8,800	0.280%, 10/18/13 (e)	8,797
	MetLife Short Term Funding LLC,
25,000	0.250%, 01/21/14 (e)	24,975
30,000	0.270%, 10/15/13 (e)	29,990
100,000	0.270%, 10/21/13 (e)	99,963
	Mizuho Funding LLC,
10,000	0.215%, 11/01/13 (e)	9,996
15,000	0.220%, 09/13/13 (e)	14,999
27,879	Mont Blanc Capital Corp., 0.250%, 11/20/13 (e)	27,864
	Natixis US Finance Co. LLC,
36,000	0.210%, 10/04/13	35,993
94,000	0.270%, 11/15/13	93,947
19,000	Nordea Bank AB, 0.235%, 11/22/13 (e)	18,990
15,000	Private Export Funding Corp., 0.240%, 09/05/13 (e)	15,000
100,000	Queensland Treasury Corp., 0.210%, 09/27/13	99,985
	Rabobank USA Financial Corp.,
17,000	0.301%, 04/22/14	16,967
42,000	0.311%, 11/01/13	41,978
85,000	Royal Bank of Canada, 0.358%, 10/11/13 (e)	85,000
45,000	Scaldis Capital LLC, 0.180%, 09/20/13 (e)	44,996
78,000	Societe Generale North America, Inc., 0.250%, 10/31/13	77,968
	Sumitomo Mitsui Banking Corp.,
170,000	0.260%, 02/06/14 (e)	169,806
15,000	0.260%, 02/20/14 (e)	14,981
40,000	0.270%, 09/06/13 (e)	39,999
10,000	Sumitomo Mitsui Trust Bank Ltd., 0.220%, 10/25/13 (e)	9,997
40,000	Svenska Handelsbanken AB, 0.250%, 09/23/13 (e)	39,994

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	Svenska Handelsbanken, Inc.,
25,000	0.250%, 10/07/13 (e)	24,994
55,000	0.251%, 01/28/14 (e)	54,943
25,000	Toronto-Dominion Holdings USA, Inc., 0.250%, 10/04/13 (e)	24,994
29,000	Versailles Commercial Paper LLC, 0.220%, 09/23/13 (e)	28,996
	Westpac Banking Corp.,
40,000	0.250%, 11/30/13 (e)	39,998
25,000	0.262%, 09/06/13 (e)	25,000
19,000	0.262%, 11/30/13 (e)	19,000
19,000	0.263%, 09/30/13 (e)	19,000
25,000	0.264%, 09/06/13 (e)	25,000
25,000	0.275%, 10/24/13 (e)	25,000
50,000	0.276%, 10/30/13 (e)	50,000
39,000	0.280%, 11/10/13 (e)	39,000

	Total Commercial Paper (Cost $4,119,768)	4,119,768

Corporate Notes — 2.7%
	Financials — 2.7%
	Capital Markets — 0.7%
83,000	ING Bank N.V., 0.256%, 09/28/13 (e)	83,000
14,953	UBS AG, 2.250%, 01/28/14	15,070

		98,070

	Commercial Banks — 1.5%
46,000	Svenska Handelsbanken AB, 0.294%, 09/27/13 (e)	46,000
185,000	Wells Fargo Bank N.A., 0.323%, 09/13/13	185,000

		231,000

	Insurance — 0.5%
	Metropolitan Life Global Funding I
35,000	0.469%, 10/10/13 (e)	35,000
47,000	0.524%, 09/12/13 (e)	47,000

		82,000

	Total Corporate Notes (Cost $411,070)	411,070

Foreign Government Securities — 0.0% (g)
5,000	Export Development Canada, 0.110%, 09/03/13 (e) (Cost $4,999)	4,999

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — 4.2%
30,000	BNP Paribas Securities Corp., 0.290%, dated 08/30/13, due 09/09/13, repurchase price $30,002, collateralized by Corporate Notes and Bonds, 1.250% - 8.000%, due 02/27/15 - 08/15/43 and Soverign Government Securities, 8.875%, due 10/14/19 with a value of $31,500. (i)	30,000
12,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 10/18/13, repurchase price $12,011, collateralized by Corporate Notes and Bonds, 0.000% - 6.000%, due 04/05/21 - 08/25/53 with a value of $12,602. (i)	12,000
35,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/15/13, repurchase price $35,050, collateralized by Corporate Notes and Bonds, 0.150% - 5.892%, due 04/05/21 - 10/17/48 with a value of $36,750. (i)	35,000
110,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/22/13, repurchase price $110,172, collateralized by Corporate Notes and Bonds, 0.000% - 7.930%, due 06/28/18 - 06/25/58 with a value of $115,501. (i)	110,000
80,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/29/13, repurchase price $80,135, collateralized by Corporate Notes and Bonds, 0.364% - 5.892%, due 07/25/35 - 08/25/47 with a value of $84,005. (i)	80,000
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/04/13, repurchase price $32,520, collateralized by Corporate Notes and Bonds, 0.000% - 11.250%, due 04/01/14 - 01/30/58 and Municipal Debt Securities, 0.000% - 5.500%, due 08/01/17 - 07/01/33 with a value of $34,193. (i)	32,500
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/19/13, repurchase price $32,525, collateralized by Corporate Notes and Bonds, 0.000% - 9.750%, due 12/01/14 - 12/11/49 and Municipal Debt Securities, 5.100% - 5.500%, due 08/01/17 - 07/01/42 with a value of $34,188. (i)	32,500
25,000	HSBC Securities USA, Inc., 0.200%, dated 08/30/13, due 09/03/13, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.875% - 5.875%, due 10/15/15 - 03/10/35 with a value of $26,254.	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
82,500	Merrill Lynch PFS, Inc., 0.580%, dated 08/30/13, due 09/03/13, repurchase price $82,505, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 12/15/14 - 09/01/43, Federal Home Loan Mortgage Corporation, 0.343% - 7.896%, due 05/25/43 - 12/25/43, Federal National Mortgage Association, 0.495% - 0.680%, due 06/25/43 - 12/25/43 and Municipal Debt Securities, 0.000%, due 06/15/50 with a value of $86,583.	82,500
30,000	Merrill Lynch PFS, Inc., 0.730%, dated 08/30/13, due 10/05/13, repurchase price $30,022, collateralized by Corporate Notes and Bonds, 0.434% - 8.560%, due 01/02/16 - 11/25/51, Federal National Mortgage Association, 0.680%, due 12/25/43 and Municipal Debt Securities, 6.300% due 07/10/32 with a value of $31,505. (i)	30,000
32,600	RBS Securities, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $32,601, collateralized by U.S. Treasury Securities, 0.250%, due 04/30/14 with a value of $33,254.	32,600
45,000	Royal Bank of Canada, 0.130%, dated 08/30/13, due 09/03/13, repurchase price $45,001, collateralized by Corporate Notes and Bonds, 1.500% - 6.875%, due 07/30/14 - 11/01/42 with a value of $47,250.	45,000
50,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $50,045, collateralized by Corporate Notes and Bonds, 2.652% - 6.000%, due 11/20/34 - 01/15/49 with a value of $54,002. (i)	50,000
30,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $30,027, collateralized by Corporate Notes and Bonds, 0.304% - 6.000%, due 01/25/35 - 05/25/47 with a value of $32,400. (i)	30,000

	Total Repurchase Agreements (Cost $627,100)	627,100

Time Deposits — 22.5%
200,000	Citibank N.A., 0.130%, 09/04/13	200,000
372,952	Credit Agricole Corporate and Investment Bank, 0.080%, 09/03/13	372,952
250,000	Credit Industriel et Commercial, 0.100%, 09/03/13	250,000
300,000	DNB Bank ASA, 0.080%, 09/03/13	300,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

105,000	Fortis Bank S.A., 0.090%, 09/03/13	105,000
	Landesbank Hessen-Thueringen Girozentrale,
250,000	0.100%, 09/03/13	250,000
269,575	0.110%, 09/03/13	269,575
46,000	Lloyds TSB Bank plc, 0.100%, 09/05/13	46,000
375,000	Natixis S.A., 0.100%, 09/03/13	375,000
300,000	Nordea Bank Finland plc, 0.060%, 09/03/13	300,000
100,000	RBS Citizens N.A., 0.150%, 09/05/13	100,000
300,000	Skandinaviska Enskilda Banken AB, 0.080%, 09/03/13	300,000
	Societe Generale,
100,000	0.080%, 09/03/13	100,000
200,000	0.090%, 09/03/13	200,000
200,000	Swedbank AB, 0.090%, 09/03/13	200,000

	Total Time Deposits (Cost $3,368,527)	3,368,527

U.S. Government Agency Securities — 1.8%
	Federal Home Loan Bank,
12,000	0.125%, 09/03/14	11,993
32,200	0.170%, 07/23/14	32,196
46,800	0.190%, 07/22/14	46,793
15,000	0.190%, 07/24/14	15,001
74,000	0.190%, 07/25/14	73,992
27,200	VAR, 0.175%, 09/03/13	27,199
	Federal National Mortgage Association,
25,000	VAR, 0.146%, 09/03/13	24,999
33,200	VAR, 0.165%, 09/11/13	33,193

	Total U.S. Government Agency Securities (Cost $265,366)	265,366

U.S. Treasury Obligations — 3.9%
	U.S. Treasury Notes — 3.9%
100,900	0.125%, 09/30/13	100,894
75,700	0.250%, 10/31/13	75,704
55,000	0.250%, 11/30/13	55,004
16,000	0.750%, 09/15/13	16,003
26,000	1.250%, 03/15/14	26,147
69,000	1.250%, 04/15/14	69,462
125,000	1.875%, 02/28/14	126,037
75,800	2.000%, 11/30/13	76,134
21,000	2.750%, 10/31/13	21,088
16,300	3.125%, 09/30/13	16,338

	Total U.S. Treasury Obligations (Cost $582,811)	582,811

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — 0.5%
	Supranational — 0.0% (g)
4,000	International Bank for Reconstruction & Development, 0.100%, 09/09/13	4,000

	New York — 0.5%
76,615	New York City Housing Development Corp., 0.140%, 09/09/13	76,615

	Total Weekly Demand Notes (Cost $80,615)	80,615

	Total Investments — 100.7% (Cost $15,086,728)*	15,086,728
	Liabilities in Excess of Other Assets — (0.7)%	(109,244)

	NET ASSETS — 100.0%	$14,977,484

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 62.6%
	Federal Farm Credit Bank — 1.2%
238,000	0.140%, 05/14/14	237,988
75,000	DN, 0.130%, 01/06/14 (n)	74,966
25,000	DN, 0.170%, 10/11/13 (m) (n)	24,995
50,000	VAR, 0.176%, 09/03/13	50,010
75,000	VAR, 0.320%, 09/01/13	75,000
250,000	VAR, 0.320%, 09/01/13	250,000

		712,959

	Federal Home Loan Bank — 40.4%
100,000	0.100%, 11/01/13	99,997
140,000	0.100%, 11/06/13	139,996
100,000	0.100%, 11/08/13	99,997
205,000	0.100%, 11/12/13	204,991
75,000	0.110%, 01/24/14	74,993
215,000	0.120%, 10/01/13	214,996
144,000	0.125%, 04/11/14	143,959
194,000	0.160%, 12/05/13	193,993
215,000	0.160%, 04/17/14	214,980
183,000	0.170%, 12/18/13	182,988
325,000	0.170%, 04/15/14	324,996
200,000	0.230%, 07/25/14	200,000
50,000	0.280%, 09/05/13	50,000
205,000	0.300%, 12/04/13	205,096
120,000	0.300%, 12/11/13	120,060
600,000	DN, 0.040%, 10/25/13 (n)	599,964
848,000	DN, 0.040%, 10/30/13 (n)	847,944
1,998,000	DN, 0.042%, 11/01/13 (n)	1,497,893
228,010	DN, 0.050%, 09/13/13 (n)	228,006
2,415,945	DN, 0.050%, 09/18/13 (n)	2,415,888
500,000	DN, 0.060%, 09/11/13 (n)	499,992
500,000	DN, 0.060%, 09/23/13 (n)	499,982
1,407,000	DN, 0.067%, 10/16/13 (n)	1,406,882
720,000	DN, 0.075%, 10/09/13 (n)	719,943
1,656,000	DN, 0.075%, 11/08/13 (n)	1,655,765
875,000	DN, 0.083%, 11/15/13 (n)	874,849
888,600	DN, 0.089%, 11/13/13 (n)	888,439
900,000	DN, 0.092%, 01/31/14 (n)	899,650
416,600	DN, 0.098%, 02/07/14 (n)	416,420
1,100,000	DN, 0.100%, 09/20/13 (n)	1,099,942
100,000	DN, 0.100%, 10/23/13 (n)	99,986
521,000	DN, 0.100%, 11/06/13 (n)	520,904
175,000	DN, 0.107%, 02/14/14 (n)	174,915
790,000	DN, 0.112%, 10/02/13 (n)	789,924
3,929,000	DN, 0.114%, 10/11/13 (n)	3,928,634
120,000	DN, 0.135%, 04/01/14 (n)	119,905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
75,000	VAR, 0.124%, 09/20/13	74,996
100,000	VAR, 0.125%, 08/13/14	99,995
200,000	VAR, 0.126%, 09/06/13	200,000
200,000	VAR, 0.129%, 09/20/13	200,000
150,000	VAR, 0.129%, 08/19/14	150,000
300,000	VAR, 0.160%, 09/01/13	299,969
300,000	VAR, 0.185%, 09/01/13	299,987

		23,981,816

	Federal Home Loan Mortgage Corp. — 12.7%
225,000	0.130%, 02/07/14	224,982
99,292	0.500%, 10/15/13	99,325
500,000	DN, 0.070%, 09/10/13 (n)	499,991
55,000	DN, 0.075%, 11/18/13 (n)	54,991
317,030	DN, 0.080%, 10/15/13 (n)	316,999
505,000	DN, 0.080%, 01/08/14 (n)	504,855
218,000	DN, 0.090%, 02/24/14 (n)	217,904
218,000	DN, 0.090%, 03/13/14 (n)	217,895
1,073,655	DN, 0.092%, 10/07/13 (n)	1,073,557
713,036	DN, 0.100%, 12/09/13 (n)	712,840
560,000	DN, 0.100%, 12/19/13 (n)	559,831
265,000	DN, 0.105%, 01/13/14 (n)	264,896
757,895	DN, 0.110%, 09/23/13 (n)	757,844
30,000	DN, 0.110%, 02/19/14 (n)	29,984
523,000	DN, 0.114%, 10/04/13 (n)	22,997
100,000	DN, 0.120%, 01/06/14 (n)	99,958
90,000	DN, 0.130%, 09/16/13 (n)	89,995
500,000	DN, 0.150%, 09/05/13 (n)	499,992
500,000	DN, 0.150%, 09/06/13 (n)	499,990
370,000	DN, 0.150%, 02/18/14 (n)	369,751
388,000	VAR, 0.290%, 09/01/13	387,997

		7,506,574

	Federal National Mortgage Association — 8.3%
70,000	1.250%, 02/27/14	70,374
430,000	2.750%, 02/05/14	434,773
300,136	4.625%, 10/15/13	301,727
300,000	DN, 0.055%, 10/23/13 (n)	299,976
705,000	DN, 0.060%, 09/16/13 (n)	704,982
650,000	DN, 0.062%, 11/20/13 (n)	649,910
500,000	DN, 0.070%, 12/16/13 (n)	499,897
700,000	DN, 0.080%, 01/06/14 (n)	699,803
291,700	DN, 0.094%, 02/19/14 (n)	291,570
36,800	DN, 0.095%, 09/18/13 (n)	36,798
48,355	DN, 0.100%, 12/04/13 (n)	48,342
500,000	DN, 0.125%, 01/27/14 (n)	499,743

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
150,000	DN, 0.133%, 09/11/13 (n)	149,995
101,167	DN, 0.140%, 12/18/13 (n)	101,125
125,000	VAR, 0.165%, 09/11/13	124,974

		4,913,989

	Total U.S. Government Agency Securities (Cost $37,115,338)	37,115,338

U.S. Treasury Obligations — 13.0%
	U.S. Treasury Bills — 5.9%
1,125,000	0.040%, 09/26/13 (n)	1,124,969
1,200,000	0.048%, 09/19/13 (n)	1,199,971
1,150,000	0.055%, 09/12/13 (n)	1,149,980

		3,474,920

	U.S. Treasury Notes — 7.1%
266,000	0.125%, 09/30/13	265,984
225,000	0.250%, 11/30/13	225,093
980,000	0.500%, 10/15/13	980,353
250,000	0.500%, 11/15/13	250,226
470,000	1.875%, 04/30/14	475,296
550,000	2.000%, 11/30/13	552,592
130,000	2.750%, 10/31/13	130,542
200,000	3.125%, 09/30/13	200,486
1,135,000	4.250%, 11/15/13	1,144,698

		4,225,270

	Total U.S. Treasury Obligations (Cost $7,700,190)	7,700,190

Repurchase Agreements — 24.3%
350,000	Barclays Capital, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.625% - 4.500%, dated 07/15/16 - 08/15/39, with a value of $357,000.	350,000
375,000	Barclays Capital, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $375,003, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.466%, dated 09/15/31 - 08/15/43, Federal National Mortgage Association, 4.560% - 11.509, dated 08/25/23 - 08/25/43 and Government National Mortgage Association, 1.406% - 11.488%, dated 12/16/36 - 08/20/43, with a value of $386,250.	375,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	BNP Paribas Securities Corp., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $500,003, collateralized by Government National Mortgage Association, 3.000% - 4.500%, dated 07/15/40 - 09/15/42, with a value of $510,000.	500,000
375,000	BNP Paribas Securities Corp., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $375,003, collateralized by Federal Home Loan Mortgage Corp., 3.500% - 6.500%, dated 06/01/36 - 11/01/42 and Federal National Mortgage Association, 3.000% - 4.000%, dated 02/01/42 - 05/01/43, with a value of $382,500.	375,000
500,000	Citibank, N.A., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 2.230% - 6.500%, dated 04/01/17 - 05/01/43, Federal National Mortgage Association, 1.363% - 6.500%, dated 10/01/13 - 08/01/47 and Government National Mortgage Association, 2.500% - 8.500%, dated 01/20/18 - 08/15/48, with a value of $510,846.	500,000
1,500,000	Citigroup Global Markets Holdings, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $1,500,007, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.000%, dated 06/01/26 - 07/15/43, Federal National Mortgage Association, 0.000% - 6.000%, dated 07/01/17 - 09/25/43 and Government National Mortgage Association, 1.460% - 6.000%, dated 04/20/25 - 02/15/53, with a value of $1,538,714.	1,500,000
226,736	Citigroup Global Markets Holdings, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $226,738, collateralized by Federal Home Loan Mortgage Corp., 2.000%, dated 05/15/39, Federal National Mortgage Association, 1.195% - 4.500%, dated 10/25/32 - 07/25/43 and Government National Mortgage Association, 1.135% - 3.500%, dated 08/20/40 - 08/16/43, with a value of $233,538.	226,736
1,475,000	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $1,475,011, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 24.247%, dated 02/15/32 - 06/15/43, Government National Mortgage Association, 0.669% - 14.016%, dated 08/20/27 - 01/16/55 and U.S. Treasury Securities, 1.000% - 2.500%, 10/31/16 - 08/15/23, with a value of $1,516,125.	1,475,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
200,000	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/12/13, repurchase price $200,005, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 05.809%, dated 07/01/33 - 08/01/43 and Federal National Mortgage Association, 2.500% - 6.360%, dated 04/01/28 - 07/25/43, with a value of $204,869. (i)	200,000
1,000,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $1,000,004, collateralized by Federal Home Loan Mortgage Corp., 0.534% - 7.000%, dated 03/15/22 - 06/01/43 and Federal National Mortgage Association, 1.928% - 6.000%, dated 05/01/20 - 02/01/49, with a value of $1,022,967.	1,000,000
825,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $825,004, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 5.000%, dated 11/01/25 - 09/01/43 and Federal National Mortgage Association, 1.629% - 6.500%, dated 09/01/43 - 06/01/43, with a value of $841,500.	825,000
825,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/04/13, repurchase price $825,005, collateralized by Federal Home Loan Mortgage Corp., 2.000% - 6.500%, dated 11/01/24 - 07/01/43 and Federal National Mortgage Association, 2.320% - 6.000%, dated 07/01/23 - 09/01/43, with a value of $841,500.	825,000
1,000,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/05/13, repurchase price $1,000,007, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 8.250%, dated 07/15/21 - 09/01/43 and Federal National Mortgage Association, 2.500% - 6.500%, dated 12/25/23 - 09/01/43, with a value of $1,022,274.	1,000,000
300,000	Goldman Sachs & Co., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $300,002, collateralized by Government National Mortgage Association, 0.539% - 5.500%, dated 10/20/23 - 08/20/43, with a value of $309,000.	300,000
1,000,000	Goldman Sachs & Co., 0.060%, dated 08/30/13, due 09/06/13, repurchase price $1,000,012, collateralized by Federal Home Loan Mortgage Corp., 2.438% - 5.550%, dated 11/01/24 - 09/01/43 and Federal National Mortgage Association, 0.000% - 6.000%, dated 10/01/18 - 09/01/43, with a value of $1,020,005.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

350,000	HSBC Securities USA, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $350,002, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 4.000%, dated 07/01/28 - 09/01/43, with a value of $357,003.	350,000
4,257	Merrill Lynch PFS, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $4,257, collateralized by U.S. Treasury Securities, 2.250%, dated 03/31/16, with a value of $4,342.	4,257
400,000	Merrill Lynch PFS, Inc., 0.090%, dated 08/30/13, due 10/05/13, repurchase price $400,036, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 17.051%, dated 08/15/28 - 04/15/43, Federal National Mortgage Association, 4.810% - 7.910%, dated 05/25/23 - 03/25/43 and Government National Mortgage Association, 5.016% - 7.558%, dated 06/20/25 - 03/20/43, with a value of $412,000. (i)	400,000
541,433	RBS Securities, Inc., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $541,436, collateralized by U.S. Treasury Securities, 0.000% - 10.625%, dated 11/15/13 - 08/15/43, with a value of $552,262.	541,433
750,000	Royal Bank of Canada, 0.060%, dated 08/30/13, due 09/03/13, repurchase price $750,005, collateralized by Federal Home Loan Mortgage Corp., 4.000%, dated 10/01/41 and Federal National Mortgage Association, 3.000% - 5.000%, dated 05/01/28 - 08/01/43, with a value of $765,000.	750,000
600,000	Royal Bank of Canada, 0.060%, dated 08/30/13, due 10/02/13, repurchase price $600,033, collateralized by Federal Home Loan Mortgage Corp., 1.084% - 7.000%, dated 02/15/21 - 08/15/43, Federal National Mortgage Association, 3.000% - 7.000%, dated 09/25/22 - 09/01/43 and Government National Mortgage Association, 2.000% - 4.000%, dated 12/20/41 - 08/20/43, with a value of $612,684. (i)	600,000
500,000	Royal Bank of Scotland, 0.050%, dated 08/30/13, due 09/26/13, repurchase price $500,019, collateralized by U.S. Treasury Securities, 0.125% - 4.000%, dated 10/31/13 - 08/15/19, with a value of $510,004. (i)	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
500,000	Royal Bank of Scotland, 0.060%, dated 08/30/13, due 09/05/13, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.125% - 4.625%, dated 12/31/13 - 02/15/22, with a value of $510,000.	500,000
350,000	Societe Generale S.A., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $350,003, collateralized by Federal Home Loan Mortgage Corp., 5.500% - 6.000%, dated 04/15/35 - 07/15/38, Federal National Mortgage Association, 2.542% - 3.770%, dated 04/01/36 - 06/01/40 and Government National Mortgage Association, 0.332% - 4.500%, dated 05/16/34 - 04/16/43, with a value of $359,929.	350,000

	Total Repurchase Agreements (Cost $14,447,426)	14,447,426

	Total Investments — 99.9% (Cost $59,262,954)*	59,262,954
	Other Assets in Excess of Liabilities — 0.1%	30,171

	NET ASSETS — 100.0%	$59,293,125

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 66.3%
	U.S. Treasury Bills — 40.1% (n)
1,515,000	0.037%, 09/12/13	1,514,983
400,000	0.040%, 11/29/13	399,960
306,206	0.041%, 09/26/13	306,197
300,000	0.041%, 10/17/13	299,984
750,000	0.042%, 11/07/13	749,941
1,050,000	0.045%, 09/19/13 (m)	1,049,976
500,000	0.050%, 10/03/13	499,978
500,000	0.050%, 10/10/13	499,973
800,000	0.061%, 11/21/13	799,893
157,350	0.077%, 09/05/13	157,349

		6,278,234

	U.S. Treasury Notes — 26.2%
100,000	0.125%, 09/30/13	99,994
224,000	0.250%, 10/31/13	224,061
100,000	0.250%, 11/30/13	100,034
60,000	0.250%, 01/31/14	60,035
39,000	0.250%, 03/31/14	39,017
100,000	0.250%, 05/31/14	100,076
75,000	0.500%, 10/15/13	75,027
75,000	0.500%, 11/15/13	75,059
250,000	0.750%, 09/15/13	250,064
70,000	0.750%, 06/15/14	70,304
50,000	1.000%, 01/15/14	50,166
80,000	1.250%, 02/15/14	80,401
110,000	1.250%, 03/15/14	110,621
165,000	1.250%, 04/15/14	166,180
250,000	1.750%, 01/31/14	251,698
643,200	1.875%, 02/28/14	648,731
350,000	2.000%, 11/30/13	351,599
250,000	2.250%, 05/31/14	253,873
25,000	2.375%, 08/31/14	25,549
419,000	2.750%, 10/31/13	420,816
125,000	3.125%, 09/30/13	125,292
126,000	4.000%, 02/15/14	128,225
100,000	4.250%, 11/15/13	100,857
295,000	4.750%, 05/15/14	304,514

		4,112,193

	Total U.S. Treasury Obligations (Cost $10,390,427)	10,390,427

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — 25.6%
150,000	Bank of Nova Scotia, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.625% - 3.250%, due 05/31/16 - 08/31/17, with a value of $153,112.	150,000
350,000	Barclays Capital, Inc., 0.020%, dated 08/30/13, due 09/03/13, repurchase price $350,001, collateralized by U.S. Treasury Securities, 0.000% - 4.375%, due 04/30/14 - 05/15/41, with a value of $357,000.	350,000
100,000	Barclays Capital, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $100,000, collateralized by U.S. Treasury Securities, 0.625%, due 07/15/16, with a value of $102,000.	100,000
100,000	Barclays Capital, Inc., 0.060%, dated 08/30/13, due 09/16/13, repurchase price $100,003, collateralized by U.S. Treasury Securities, 1.000% - 5.500%, due 04/30/14 - 08/15/28, with a value of $102,096. (i)	100,000
150,000	BNP Paribas Securities Corp., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.500% - 3.125%, due 09/30/13 - 10/15/13, with a value of $153,000.	150,000
150,000	Citibank N.A., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 3.750% - 11.250%, due 02/15/15 - 08/15/41, with a value of $153,741.	150,000
150,000	Citigroup Global Markets Holdings, Inc., 0.020%, dated 08/30/13, due 09/03/13, repurchase price $150,000, collateralized by U.S. Treasury Securities, 0.875% - 4.500%, due 02/15/15 - 02/15/36, with a value of $153,000.	150,000
100,000	Citigroup Global Markets Holdings, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $100,000, collateralized by U.S. Treasury Securities, 0.625% - 6.375%, due 08/31/17 - 08/15/27, with a value of $102,000.	100,000
150,000	Credit Suisse First Boston USA, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.500% - 1.250%, due 10/31/15 - 07/31/17, with a value of $153,004.	150,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
132,257	Deutsche Bank Securities, Inc., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $132,258, collateralized by U.S. Treasury Securities, 0.000%, due 09/05/13, with a value of $134,902.	132,257
100,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $100,001, collateralized by U.S. Treasury Securities, 0.000% - 3.250%, due 05/15/15 - 15/15/43, with a value of $102,000.	100,000
250,000	Goldman Sachs & Co., 0.010%, dated 08/30/13, due 09/03/13, repurchase price $250,000, collateralized by U.S. Treasury Securities, 1.125% - 4.625%, due 02/15/17 - 04/30/20, with a value of $255,000.	250,000
150,000	Goldman Sachs & Co., 0.020%, dated 08/30/13, due 09/04/13, repurchase price $150,000, collateralized by U.S. Treasury Securities, 0.125% - 3.125%, due 07/31/14 - 11/15/41, with a value of $153,000.	150,000
350,000	Goldman Sachs & Co., 0.030%, dated 08/30/13, due 09/09/13, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.875% - 1.750%, due 07/31/19 - 05/15/22, with a value of $357,000.	350,000
250,000	Merrill Lynch PFS, Inc., 0.020%, dated 08/30/13, due 09/04/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.500% - 1.750%, due 07/31/15 - 07/31/16, with a value of $255,023.	250,000
400,000	RBS Securities, Inc., 0.020%, dated 08/30/13, due 09/04/13, repurchase price $400,001, collateralized by U.S. Treasury Securities, 0.875% - 4.250%, due 11/15/14 - 01/31/18, with a value of $408,002.	400,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Royal Bank of Canada, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.125% - 3.125%, due 06/30/16 - 02/15/43, with a value of $153,000.	150,000
375,000	Royal Bank of Scotland plc, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $375,647, collateralized by U.S. Treasury Securities, 0.250% - 2.000%, due 01/31/14 - 02/15/22, with a value of $383,159.	375,645
100,000	Royal Bank of Scotland plc, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $100,000, collateralized by U.S. Treasury Securities, 0.250% - 1.875%, due 02/28/14 - 02/28/15, with a value of $102,003.	100,000
150,000	Royal Bank of Scotland plc, 0.050%, dated 08/30/13, due 09/05/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 1.000% - 1.875%, due 02/28/14 - 09/30/19, with a value of $153,003.	150,000
200,000	Royal Bank of Scotland plc, 0.050%, dated 08/30/13, due 09/12/13, repurchase price $200,004, collateralized by U.S. Treasury Securities, 1.375% - 2.625%, due 10/31/18 - 11/15/20, with a value of $204,001. (i)	200,000

	Total Repurchase Agreements (Cost $4,007,902)	4,007,902

	Total Investments — 91.9% (Cost $14,398,329)*	14,398,329
	Other Assets in Excess of Liabilities — 8.1%	1,275,815

	NET ASSETS — 100.0%	$15,674,144

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 57.2%
	Federal Farm Credit Bank — 6.7%
50,000	DN, 0.010%, 09/11/13 (n)	50,000
25,000	DN, 0.030%, 09/04/13 (m) (n)	25,000
11,009	DN, 0.060%, 10/25/13 (n)	11,008
50,229	DN, 0.095%, 09/09/13 (n)	50,228
25,000	DN, 0.110%, 10/07/13 (n)	24,997
10,000	DN, 0.200%, 11/01/13 (n)	9,997
25,000	VAR, 0.176%, 09/03/13	25,005
25,000	VAR, 0.320%, 09/01/13	25,000
50,000	VAR, 0.320%, 09/01/13	50,000

		271,235

	Federal Home Loan Bank — 42.8%
10,000	0.100%, 11/12/13	10,000
13,000	0.160%, 12/05/13	13,000
10,000	0.160%, 04/17/14	9,999
10,000	0.170%, 12/18/13	9,999
25,000	0.230%, 07/25/14	25,000
22,000	0.280%, 09/05/13	22,000
54,635	DN, 0.035%, 09/25/13 (n)	54,634
52,466	DN, 0.036%, 09/20/13 (n)	52,465
23,839	DN, 0.040%, 09/27/13 (n)	23,838
125,000	DN, 0.046%, 09/06/13 (n)	124,999
32,800	DN, 0.053%, 11/22/13 (n)	32,796
64,000	DN, 0.053%, 11/27/13 (n)	63,992
172,000	DN, 0.055%, 10/30/13 (n)	171,985
299,000	DN, 0.060%, 09/11/13 (n)	298,995
44,555	DN, 0.070%, 09/04/13 (n)	44,555
51,000	DN, 0.071%, 10/16/13 (n)	50,995
75,000	DN, 0.075%, 10/09/13 (n)	74,994
100,000	DN, 0.075%, 11/08/13 (n)	99,986
125,000	DN, 0.083%, 11/15/13 (n)	124,978
20,000	DN, 0.092%, 01/31/14 (n)	19,992
104,619	DN, 0.094%, 10/25/13 (n)	104,604
26,700	DN, 0.100%, 02/05/14 (n)	26,688
25,000	DN, 0.107%, 02/14/14 (n)	24,988
50,000	DN, 0.113%, 10/04/13 (n)	49,995
107,800	DN, 0.114%, 10/11/13 (n)	107,789
25,000	DN, 0.125%, 10/02/13 (n)	24,997
10,000	DN, 0.200%, 11/01/13 (n)	9,997
25,000	VAR, 0.124%, 09/20/13	24,999
25,000	VAR, 0.175%, 09/01/13	24,999

		1,728,258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee Valley Authority — 7.7%
268,500	DN, 0.038%, 09/26/13 (n)	268,493
25,000	DN, 0.058%, 10/03/13 (n)	24,999
18,527	DN, 0.070%, 10/10/13 (n)	18,525

		312,017

	Total U.S. Government Agency Securities (Cost $2,311,510)	2,311,510

U.S. Treasury Obligations — 42.4%
	U.S. Treasury Bills — 28.8% (n)
200,000	0.008%, 09/05/13	200,000
75,000	0.031%, 10/31/13	74,996
248,089	0.040%, 09/26/13	248,083
100,000	0.040%, 11/29/13	99,990
100,000	0.048%, 09/19/13	99,997
50,000	0.048%, 01/30/14	49,990
200,000	0.055%, 09/12/13	199,997
75,000	0.063%, 11/14/13	74,991
100,000	0.085%, 11/07/13	99,984
14,000	0.185%, 10/17/13	13,997

		1,162,025

	U.S. Treasury Notes — 13.6%
50,000	0.250%, 11/30/13	50,025
50,000	0.250%, 01/31/14	50,029
15,000	0.500%, 10/15/13	15,005
90,000	0.500%, 11/15/13	90,077
200,000	0.750%, 09/15/13	200,054
10,000	1.250%, 02/15/14	10,049
24,000	1.875%, 04/30/14	24,271
10,000	2.750%, 10/31/13	10,042
100,000	4.250%, 11/15/13	100,855

		550,407

	Total U.S. Treasury Obligations (Cost $1,712,432)	1,712,432

	Total Investments — 99.6% (Cost $4,023,942)*	4,023,942
	Other Assets in Excess of Liabilities — 0.4%	15,658

	NET ASSETS — 100.0%	$4,039,600

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 99.9%
	U.S. Treasury Bills — 80.5% (n)
500,000	0.038%, 10/24/13	499,973
1,637,121	0.039%, 09/05/13	1,637,114
1,275,000	0.040%, 11/14/13	1,274,857
1,500,000	0.041%, 11/07/13	1,499,887
1,500,000	0.041%, 11/29/13	1,499,849
1,900,000	0.042%, 09/12/13	1,899,971
1,525,000	0.045%, 10/17/13	1,524,912
1,684,741	0.050%, 09/19/13 (m)	1,684,699
2,000,000	0.050%, 09/26/13	1,999,930
1,250,000	0.053%, 10/03/13	1,249,941
1,750,000	0.053%, 10/10/13	1,749,899
1,250,000	0.055%, 11/21/13	1,249,847
1,322,255	0.066%, 10/31/13	1,322,110
75,000	0.070%, 12/26/13	74,983

		19,167,972

	U.S. Treasury Notes — 19.4%
25,000	0.125%, 09/30/13	24,999
200,000	0.250%, 10/31/13	200,067
387,000	0.250%, 11/30/13	387,184

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
50,000	0.500%, 10/15/13	50,018
800,000	0.500%, 11/15/13	800,686
1,835,000	0.750%, 09/15/13	1,835,495
250,000	1.000%, 01/15/14	250,852
403,000	2.000%, 11/30/13	404,912
25,000	2.750%, 10/31/13	25,104
650,000	4.250%, 11/15/13	655,538

		4,634,855

	Total U.S. Treasury Obligations (Cost $23,802,827)	23,802,827

	Total Investments — 99.9% (Cost $23,802,827)*	23,802,827
	Other Assets in Excess of Liabilities — 0.1%	17,904

	NET ASSETS — 100.0%	$23,820,731

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.7%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.080%, 09/03/13	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.080%, 09/09/13	15,000
9,585	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	9,585

		37,585

	Alaska — 0.6%
	Alaska Housing Finance Corp., Govermental Purpose,
41,355	Series A, Rev., VRDO, 0.050%, 09/09/13	41,355
35,485	Series B, Rev., VRDO, 0.050%, 09/09/13	35,485
12,300	Alaska Housing Finance Corp., Govermental Purpose, University of Alaska, Series A, Rev., VRDO, 0.050%, 09/09/13	12,300
14,900	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.040%, 09/03/13	14,900

		104,040

	Arizona — 0.8%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	7,160
6,245	Phoenix Civic Improvement Corp., Series ROCS-RR-II R-11982X, Rev., LIQ: Citibank N.A., 0.130%, 09/09/13 (e)	6,245
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	21,700
45,665	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	45,665

		140,670

	California — 13.4%
26,980	Abag Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.070%, 09/09/13	26,980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
784	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	784
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/03/13 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	2,400
31,950	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	31,950
92,640	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.040%, 09/09/13	92,640
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/09/13	6,100
1,520	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/09/13	1,520
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
500	Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/03/13	500
44,755	Series B, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/03/13	44,755
31,400	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/03/13	31,400
5,600	California Municipal Finance Authority, PCR, Chevron USA, Inc., Project, Rev., VRDO, 0.040%, 09/03/13	5,600
42,200	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project, Series A, Rev., VRDO, 0.040%, 09/03/13	42,200
	California Statewide Communities Development Authority,
15,865	Series 2008 C, 0.230%, 12/02/13	15,865
35,000	Series 2008 C, 0.230%, 01/08/14	35,000
45,000	Series 2009 B1, 0.200%, 03/12/14 (m)	45,000
19,000	Series 2009 B3, 0.200%, 03/12/14	19,000
27,000	Series 2009 B5, 0.230%, 12/02/13	27,000
14,700	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.060%, 09/09/13	14,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
5,800	California Statewide Communities Development Authority, Health Facility, Community Hospital of Monterey Peninsula, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	5,800
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.040%, 09/09/13	39,100
65,900	Series B, Rev., VRDO, 0.040%, 09/09/13	65,900
30,800	Series L, Rev., VRDO, 0.050%, 09/09/13	30,800
121,650	Series M, Rev., VRDO, 0.040%, 09/09/13	121,650
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	3,650
12,745	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	12,745
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Class I, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	5,450
400	City of Irvine, Assessment District No. 03-19, Special Assessment, Series B, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/03/13	400
1,300	City of Los Angeles, Multi-Family Housing, Loans-to-Lenders Program, Series A, Rev., VRDO, LOC: FHLB, 0.040%, 09/03/13	1,300
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.080%, 09/09/13	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.080%, 09/09/13	59,050
20,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	20,312
700	City of Upland, Mountain Springs, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	900
9,750	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	9,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
	Deutsche Bank Spears/Lifers Trust, Various States,
42,185	Series DB-287, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	42,185
890	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/09/13	890
12,915	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	12,915
37,885	Series DB-332, GO, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	37,885
16,600	Series DB-362, GO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	16,600
14,090	Series DB-363, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	14,090
41,730	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	41,730
25,670	Series DB-382, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	25,670
11,585	Series DB-416, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	11,585
12,830	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	12,830
19,825	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13 (e)	19,825
21,810	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	21,810
14,115	Series DB-432, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	14,115
43,575	Series DB-474, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	43,575
35,105	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	35,105
14,415	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	14,415
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 09/09/13(e)	13,195
32,230	Series DBE-625, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	32,230
64,900	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	64,900
12,549	Series DB-657, GO, AGC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	12,549

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
34,029	Series DBE-664, Rev., LIQ: Deutsche Bank AG, 0.070%, 09/09/13	34,029
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	8,225
78,575	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	78,575
32,720	Series DBE-1455, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	32,720
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	39,455
8,865	Series DB-318, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 09/09/13	8,865
29,600	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	29,600
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	6,840
2,585	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	2,585
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.040%, 09/03/13	200
2,300	VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/09/13	2,300
5,600	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.060%, 09/03/13	5,600
	Los Angeles City Department of Water & Power, Power System,
30,150	Series A, Subseries A-5, Rev., VRDO, 0.050%, 09/09/13	30,150
20,100	Series B, Subseries B-2, Rev., VRDO, 0.030%, 09/03/13	20,100
53,000	Series B, Subseries B-2, Rev., VRDO, 0.050%, 09/09/13	53,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, FSA-CR-FGIC, LIQ: Citibank N.A., 0.090%, 09/09/13 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	11,820
30,000	Los Angeles County Capital Asset Leasing Corp., Series C, 0.130%, 10/03/13	30,000
11,475	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	11,475
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 09/03/13 (e)	800
	Metropolitan Water District of Southern California,
18,295	Series A-2, Rev., VRDO, 0.030%, 09/09/13	18,295
45,900	Series B-4, Rev., VRDO, 0.030%, 09/09/13	45,900
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 09/09/13 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	12,665
30,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13 (e)	30,000
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	58,600
57,055	Sacramento Municipal Utility District, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	57,055
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	18,000
5,435	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	5,435
	State of California,
264,660	Series A-2, Rev., RAN, 2.000%, 06/23/14	268,438
40,850	Series B5, GO, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	40,850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13	33,000
	Wells Fargo Stage Trust, Various States,
18,475	Series 2008-7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 09/09/13	18,475
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	9,780
10,395	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	10,395

		2,480,452

	Colorado — 1.8%
17,500	Austin Trust, Various States, Series 2008-1090, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	17,500
38,400	City of Centennial, Southglenn Metropolitan District, Rev., VRDO, LOC: BNP Paribas, 0.420%, 09/09/13	38,400
	City of Colorado Springs, Utilities System Improvement,
20,410	Series A, Rev., VRDO, 0.060%, 09/09/13	20,410
46,020	Series A, Rev., VRDO, 0.060%, 09/09/13	46,020
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.140%, 09/09/13	1,000
51,500	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.060%, 09/09/13	51,500
17,100	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/03/13	17,100
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.060%, 09/09/13	1,755
	Colorado Housing & Finance Authority, Single Family Mortgage,
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.070%, 09/09/13	27,010
32,190	Series B-2, Class I, Rev., VRDO, AMT, 0.070%, 09/09/13	32,190
12,450	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.050%, 09/09/13	12,450
28,150	County & City of Broomfield, Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.240%, 09/09/13	28,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	15,010
21,835	Denver City & County, Airport, Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Bank, 0.140%, 09/09/13 (e)	21,835

		330,330

	Connecticut — 0.7%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.100%, 09/09/13	39,200
	Connecticut Housing Finance Authority, Housing Mortagage Finance Program,
14,195	Series C-1, Rev., VRDO, 0.060%, 09/09/13	14,195
35,000	Series C-2, Rev., VRDO, AMT, 0.070%, 09/09/13	35,000
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.070%, 09/09/13	20,935
17,060	Wells Fargo Stage Trust, Various States, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	17,060

		126,390

	Delaware — 0.7%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.060%, 09/09/13	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.040%, 09/09/13	8,525
34,570	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/09/13	34,570
23,695	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 09/09/13	23,695
20,960	University of Delaware, Series B, Rev., VRDO, 0.080%, 09/03/13	20,960

		129,705

	District of Columbia — 1.3%
14,600	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	14,600

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — Continued
17,170	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	17,170
2,035	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	2,035
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.060%, 09/09/13	7,500
60,000	District of Columbia, Fiscal Year 2013, GO, TRAN, 2.000%, 09/30/13	60,084
30,510	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.190%, 12/18/13	30,510
3,210	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	3,210
3,593	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/09/13	3,593
14,135	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	14,135
15,135	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	15,135
24,019	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 09/09/13	24,019
	Metropolitan Washington Airports Authority,
34,500	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.060%, 09/09/13	34,500
20,000	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	20,000

		246,491

	Florida — 4.6%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/09/13	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	14,900
8,840	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	8,840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
25,350	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, AMBAC, LOC: TD Bank N.A., 0.070%, 09/09/13	25,350
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	31,915
	Deutsche Bank Spears/Lifers Trust, Various States,
6,000	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	6,000
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	38,145
16,775	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	16,775
32,075	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	32,075
28,490	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	28,490
23,255	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	23,255
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	26,005
8,630	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	8,630
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 09/09/13 (e)	16,500
	Eclipse Funding Trust, Solar Eclipse,
8,145	Series 2006-0043, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	8,145
20,595	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	20,595
23,735	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	23,735
10,470	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	10,470
8,485	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	8,485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Florida — Continued
20,265	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.050%, 09/09/13	20,265
9,065	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/09/13	9,065
8,425	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 09/09/13	8,425
40,000	Gainesville Utility Systems, Series C, 0.180%, 10/29/13	40,000
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
45,500	Series I-1, Rev., VRDO, 0.040%, 09/09/13	45,500
22,400	Series I-3, Rev., VRDO, 0.040%, 09/09/13	22,400
16,500	Series I-4, Rev., VRDO, 0.050%, 09/09/13	16,500
	JEA Electric System,
27,600	Series B-3, Rev., VRDO, 0.050%, 09/09/13	27,600
32,800	Subseries D, Rev., VRDO, 0.060%, 09/03/13	32,800
41,775	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.060%, 09/03/13	41,775
23,260	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	23,260
7,145	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	7,145
8,601	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, LOC: NationsBank N.A., 0.070%, 09/09/13	8,601
3,220	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 09/09/13	3,220
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	22,285
22,100	Orlando & Orange County Expressway Authority, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.060%, 09/09/13	22,100
6,280	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	6,280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
15,200	Pinellas County Health Facility Authority, Health System, Baycare Health System Issue, Series A1, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	15,200
73,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	73,000
20,375	South Miami Health Facilities Authority, Hospital, Series 2833, Rev., VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13	20,375
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	8,000

		849,831

	Georgia — 1.8%
65,000	Bartow County Development Authority, PCR, Georgia Power Co., Plant Bowen Project, Rev., VRDO, 0.130%, 09/03/13	65,000
8,060	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	8,060
10,745	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	10,745
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	10,735
106,710	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.100%, 09/09/13	106,710
	Eclipse Funding Trust, Solar Eclipse,
11,460	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	11,460
15,115	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	15,115
9,620	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	9,620
3,730	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/09/13	3,730

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Georgia — Continued
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.060%, 09/09/13	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	400
21,660	Municipal Electric Authority of Georgia, Project 1, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/09/13	21,660
	Private Colleges & Universities Authority, Emory University,
50,000	Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/09/13	50,000
24,375	Series B, Subseries B-2, Rev., VRDO, 0.040%, 09/09/13	24,375

		343,550

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,695	Series 2006-0096, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	13,695
9,215	Series 2006-0123, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	9,215

		22,910

	Idaho — 0.1%
13,900	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	13,900
8,155	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.060%, 09/09/13	8,155

		22,055

	Illinois — 5.1%
8,460	Austin Trust, Various States, Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	8,460
140,600	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	140,600
63,500	City of Chicago, Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.080%, 09/09/13	63,500
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.250%, 09/03/13	10,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
	City of Chicago, Water, Senior Lien,
19,055	Subseries 04-1, Rev., VRDO, 0.150%, 09/09/13	19,055
9,525	Subseries 04-2, Rev., VRDO, 0.150%, 09/09/13	9,525
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 09/09/13	4,300
10,700	Cook County, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	10,700
1,440	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.160%, 09/09/13	1,440
	Deutsche Bank Spears/Lifers Trust, Various States,
25,820	Series DB-288, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	25,820
28,555	Series DB-300, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	28,555
11,435	Series DB-307, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	11,435
21,500	Series DB-315, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	21,500
18,525	Series DB-322, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	18,525
79,005	Series DB-331, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	79,005
23,305	Series DB-365, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	23,305
10,825	Series DB-368, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	10,825
17,475	Series DB-393, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	17,475
10,235	Series DB-410, GO, FGIC, LIQ: Deutsche Bank AG, 0.080%, 09/09/13	10,235
60,560	Series DB-476, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	60,560
18,950	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	18,950
50,735	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	50,735
27,961	Series DB-623, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	27,961
32,735	Series DB-1032, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	32,735
21,596	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	21,596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
	Eclipse Funding Trust, Solar Eclipse, Chicago,
33,655	Series 2006-0106, Rev., AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.080%, 09/09/13	33,655
10,165	Series 2006-0131, GO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	10,165
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/09/13	10,000
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 0.070%, 09/09/13	3,000
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 09/09/13	40,400
24,560	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.070%, 09/09/13	24,560
11,450	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/03/13	11,450
	Illinois Housing Development Authority, Homeowner Mortgage,
10,675	Series A-3, Rev., VRDO, AMT, 0.050%, 09/09/13	10,675
7,500	Series C-3, Rev., VRDO, AMT, 0.070%, 09/09/13	7,500
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.060%, 09/09/13	21,200
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.230%, 09/09/13 (e)	17,705
8,965	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.090%, 09/09/13 (e)	8,965
10,200	Will County, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/03/13	10,200

		936,652

	Indiana — 1.7%
29,625	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	29,625

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — Continued
9,375	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	9,375
13,440	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	13,440
25,475	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	25,475
17,150	Eclipse Funding Trust, Solar Eclipse, Indiana, Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	17,150
27,955	Indiana Finance Authority, Community Health Network Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	27,955
20,000	Indiana Finance Authority, Convention Center Expansion Project, Rev., VRDO, 0.070%, 09/09/13	20,000
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/03/13	12,730
69,335	Indiana Finance Authority, Parkview Health System, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 09/09/13	69,335
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	30,425
37,900	Indiana Health Facility Financing Authority, Ascension Health, Series A-2, Rev., VRDO, 0.070%, 09/09/13	37,900
10,010	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	10,010
19,405	Wells Fargo Stage Trust, Various States, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	19,405

		322,825

	Iowa — 0.1%
18,195	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	18,195
10,300	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.090%, 09/09/13	10,300

		28,495

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Kansas — 0.3%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	14,000
15,795	Kansas State Department of Transportation Highway, Series B-3, Rev., VRDO, 0.040%, 09/09/13	15,795
18,885	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	18,885

		48,680

	Kentucky — 0.2%
7,530	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	7,530
25,300	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.060%, 09/03/13	25,300

		32,830

	Louisiana — 0.4%
18,560	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	18,560
2,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Rev., VRDO, 0.030%, 09/03/13	2,000
17,805	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	17,805
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 09/09/13	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	7,240

		75,365

	Maryland — 1.4%
	County of Montgomery,
74,605	Series 2010 A, 0.110%, 09/04/13	74,605
23,395	Series 2010 A, 0.120%, 10/02/13	23,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — Continued
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,335
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.050%, 09/09/13	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
1,000	Series I, Rev., VRDO, AMT, 0.060%, 09/09/13	1,000
25,500	Series J, Rev., VRDO, FHA, 0.060%, 09/09/13	25,500
	Maryland Health & Higher Educational Facilities Authority,
47,555	Series B, 0.110%, 10/02/13	47,555
7,050	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/03/13	7,050
10,304	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/09/13	10,304
18,160	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.050%, 09/09/13	18,160
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/09/13	2,000
21,000	Wells Fargo Stage Trust, Various States, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	21,000

		267,204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Massachusetts — 1.6%
13,100	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 0.040%, 09/03/13	13,100
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,785	Series 2007-0010, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	13,785
30,620	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	30,620
3,000	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.200%, 09/09/13	3,000
31,150	Massachusetts Development Finance Agency, Partners HealthCare System, Series K, Rev., VRDO, 0.040%, 09/09/13	31,150
9,900	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., 0.060%, 09/03/13 (e)	9,900
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
29,135	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	29,135
8,400	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	8,400
96,400	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.070%, 09/03/13	96,400
9,700	Massachusetts Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.050%, 09/03/13	9,700
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.040%, 09/09/13	22,000
30,050	University of Massachusetts Building Authority, Series 2011-1, Rev., VRDO, 0.050%, 09/09/13	30,050

		297,240

	Michigan — 2.3%
215	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/09/13	215
38,325	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	38,325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	Michigan State Housing Development Authority, Rental Housing,
41,395	Series A, Rev., VRDO, AMT, 0.070%, 09/09/13	41,395
41,310	Series A, Rev., VRDO, AMT, 0.080%, 09/09/13	41,310
54,170	Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.080%, 09/03/13	54,170
	Michigan State Housing Development Authority, Single Family Mortgage,
6,315	Series C, Rev., VRDO, 0.070%, 09/09/13	6,315
12,700	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	12,700
68,500	Series E, Rev., VRDO, AMT, 0.090%, 09/09/13	68,500
5,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	5,580
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	31,295
55,895	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	55,895
	University of Michigan, Regents,
16,600	Series A, Rev., VRDO, 0.040%, 09/03/13	16,600
5,830	Series B, Rev., VRDO, 0.020%, 09/03/13	5,830

		426,875

	Minnesota — 1.8%
51,925	City of Rochester, Health Care Facilities, Health Care Mayo Clinic, Series A, Rev., VRDO, 0.060%, 09/09/13	51,925
	City of Rochester, Health Care Facilities,
30,000	Series 2000 A, 0.100%, 09/17/13	30,000
23,600	Series 2000 A, 0.140%, 12/02/13	23,600
41,200	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.060%, 09/09/13	41,200
15,000	Farmington Independent School District No. 192, GO, 1.500%, 09/02/13	15,001
11,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	11,200

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — Continued
	Minnesota Housing Finance Agency, Residential Housing,
10,800	Series B, Rev., VRDO, AMT, 0.070%, 09/09/13	10,800
4,700	Series C, Rev., VRDO, AMT, 0.070%, 09/09/13	4,700
20,000	Series C, Rev., VRDO, AMT, 0.070%, 09/09/13	20,000
17,330	Series G, Rev., VRDO, AMT, 0.070%, 09/09/13	17,330
13,845	Series J, Rev., VRDO, AMT, 0.070%, 09/09/13	13,845
40,000	Minnesota School District Credit Enhancement Program, Series A, Rev., 2.000%, 09/10/13	40,017
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	24,990
22,600	University of Minnesota, 0.110%, 10/15/13	22,600

		327,208

	Mississippi — 2.2%
22,290	County of Jackson, PCR, Chevron USA, Inc. Project, Rev., VRDO, 0.040%, 09/03/13	22,290
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project,
32,100	Series A, Rev., VRDO, 0.070%, 09/03/13	32,100
31,335	Series B, Rev., VRDO, 0.050%, 09/03/13	31,335
15,460	Series B, Rev., VRDO, 0.070%, 09/03/13	15,460
27,125	Series B, Rev., VRDO, 0.070%, 09/03/13	27,125
9,000	Series D, Rev., VRDO, 0.040%, 09/03/13	9,000
9,995	Series F, Rev., VRDO, 0.050%, 09/03/13	9,995
8,050	Series F, Rev., VRDO, 0.050%, 09/09/13	8,050
15,575	Series G, Rev., VRDO, 0.050%, 09/03/13	15,575
7,200	Series G, Rev., VRDO, 0.050%, 09/03/13	7,200
21,810	Series H, Rev., VRDO, 0.050%, 09/03/13	21,810
9,085	Series I, Rev., VRDO, 0.050%, 09/03/13	9,085
52,000	Series J, Rev., VRDO, 0.040%, 09/03/13	52,000
52,250	Series K, Rev., VRDO, 0.070%, 09/03/13	52,250
66,120	Series L, Rev., VRDO, 0.050%, 09/03/13	66,120
24,965	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.050%, 09/03/13	24,965
13,105	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.050%, 09/09/13	13,105

		417,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 1.0%
11,765	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	11,765
1,375	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/09/13	1,375
37,100	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 09/03/13	37,100
20,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.040%, 09/09/13	20,000
88,020	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.060%, 09/09/13	88,020
	Missouri State Health & Educational Facilities Authority, Washington University,
9,100	Series B, Rev., VRDO, 0.050%, 09/03/13	9,100
6,595	Series B, Rev., VRDO, 0.050%, 09/03/13	6,595
9,900	Series C, Rev., VRDO, 0.050%, 09/03/13	9,900

		183,855

	Nebraska — 0.5%
23,115	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	23,115
18,695	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	18,695
25,010	Lincoln Nebraska Electric, Series 1995, 0.130%, 09/12/13	25,010
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 09/09/13	17,995

		84,815

	Nevada — 1.5%
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, 0.080%, 09/09/13	30,380
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	12,720

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Nevada — Continued
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	19,970
	Las Vegas Valley Water District,
90,000	Series B, 0.130%, 11/01/13	90,000
44,000	Series B, 0.140%, 10/01/13	44,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 09/09/13	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.210%, 09/09/13	10,900
3,045	Series M, Rev., LOC: U.S. Bank N.A., 0.100%, 09/09/13	3,045
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.070%, 09/09/13 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.070%, 09/09/13	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	12,710

		271,055

	New Hampshire — 0.1%
12,285	New Hampshire Housing Finance Authority, Multi-Family Housing, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.110%, 09/09/13	12,285
11,100	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	11,100

		23,385

	New Jersey — 2.9%
76,525	County of Middlesex, Township of Woodbridge, GO, BAN, 1.500%, 08/22/14 (w)	77,385
	Deutsche Bank Spears/Lifers Trust, Various States,
37,175	Series DB-297, Rev., NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	37,175
37,285	Series DB-339, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	37,285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
65,985	Series DB-447, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	65,985
46,160	Series DB-624, Rev., AGM, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	46,160
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	16,250
13,495	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	13,495
36,300	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 09/09/13	36,300
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
17,200	Series R, Rev., VRDO, 0.060%, 09/09/13	17,200
96,375	Series V, Rev., VRDO, AMT, 0.050%, 09/09/13	96,375
	Puttable Floating Option Tax-Exempt Receipts,
31,945	Series MT-837, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	31,945
55,775	Series MT-838, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	55,775
2,900	Union County PCR Financing Authority, Exxon Project, Rev., VRDO, 0.020%, 09/03/13	2,900

		534,230

	New Mexico — 0.1%
18,210	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	18,210

	New York — 20.6%
	Austin Trust, Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	15,260
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	11,250
15,770	BB&T Municipal Trust, Various States, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.060%, 09/09/13	15,770

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
	City of New York,
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.070%, 09/03/13	6,950
10,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 09/03/13	10,400
7,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 09/03/13	7,400
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 09/03/13	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 09/03/13	1,325
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 09/09/13	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.070%, 09/09/13	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	11,500
	City of New York, Fiscal Year 2003,
49,700	Series C, Subseries C-3A, GO, VRDO, LIQ: Bank of Nova Scotia, 0.060%, 09/09/13	49,700
4,740	Series C, Subseries C-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/09/13	4,740
12,490	Series C, Subseries C-5, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 09/09/13	12,490
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.070%, 09/09/13	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: BMO Harris Bank N.A., 0.050%, 09/09/13	11,000
27,100	Series A, Subseries A-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/09/13	27,100
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.060%, 09/09/13	21,700
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/03/13	62,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
73,150	Series J, Subseries J-9, GO, VRDO, 0.030%, 09/09/13	73,150
42,400	Series L, Subseries L-3, GO, VRDO, 0.060%, 09/03/13	42,400
2,300	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	2,300
16,050	Series L, Subseries L-6, GO, VRDO, 0.040%, 09/03/13	16,050
	City of New York, Fiscal Year 2012,
21,985	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.070%, 09/03/13	21,985
3,200	Series A, Subseries A-5, GO, VRDO, 0.070%, 09/03/13	3,200
59,820	Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America N.A., 0.060%, 09/03/13	59,820
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	112,600
37,600	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 09/03/13	37,600
37,300	Series G, Subseries G-5, GO, VRDO, 0.040%, 09/03/13	37,300
4,550	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.050%, 09/03/13	4,550
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/03/13	3,550
	City of New York, Fiscal Year 2013,
8,925	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/03/13	8,925
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 09/09/13	12,750
49,000	County of Suffolk, Sachem Central School District, GO, TAN, 1.000%, 06/27/14	49,304
	Deutsche Bank Spears/Lifers Trust, Various States,
10,520	Series DB-295, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	10,520
29,220	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	29,220
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.130%, 09/09/13 (e)	19,505

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
26,795	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.110%, 09/09/13 (e)	26,795
	Eclipse Funding Trust, Solar Eclipse, New York,
14,900	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	14,900
20,515	Series 2006-0159, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	20,515
18,670	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	18,670
	Metropolitan Transportation Authority,
33,500	Series G1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 09/09/13	33,500
138,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	138,500
43,200	Subseries E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 09/03/13	43,200
16,400	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/09/13	16,400
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.070%, 09/09/13	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.070%, 09/09/13	19,050
21,360	Nassau County Health Care Corp., Series B-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	21,360
8,410	New York City Housing Development Corp., Multi-Family Housing, Series B-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 09/09/13	8,410
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,760
22,000	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	22,000
7,850	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	7,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	7,255
44,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	44,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	13,600
8,475	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	8,475
5,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	5,900
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	12,300
50,305	New York City Housing Development Corp., Multi-Family Rental Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	50,305
7,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	7,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	2,930
50,000	New York City Municipal Water Finance Authority, Series 7, 0.100%, 09/12/13	50,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
42,050	Subseries AA-1A, Class A, Rev., VRDO, 0.050%, 09/03/13	42,050
24,940	Subseries AA-1B, Rev., VRDO, 0.050%, 09/03/13	24,940
79,315	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 09/03/13	79,315

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
86,850	Series BB, Rev., VRDO, 0.040%, 09/09/13	86,850
75,250	Series BB, Rev., VRDO, 0.060%, 09/03/13	75,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
41,695	Series BB, Subseries BB-1, Rev., VRDO, 0.050%, 09/03/13	41,695
30,400	Series BB, Subseries BB-2, Rev., VRDO, 0.080%, 09/03/13	30,400
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
35,830	Series DD, Subseries DD-1, Rev., VRDO, 0.050%, 09/03/13	35,830
6,250	Series DD, Subseries DD-3A, Rev., VRDO, 0.050%, 09/03/13	6,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
50,000	Series AA, Subseries AA-1, Rev., VRDO, 0.040%, 09/03/13	50,000
45,050	Series AA, Subseries AA-2, Rev., VRDO, 0.060%, 09/09/13	45,050
1,385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.070%, 09/03/13	1,385
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
9,690	Series BB, Rev., VRDO, 0.040%, 09/09/13	9,690
49,500	Subseries B-1A, Rev., VRDO, 0.040%, 09/09/13	49,500
50,000	Subseries B-1B, Rev., VRDO, 0.040%, 09/09/13	50,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
15,160	Series A, Subseries A-2, Rev., VRDO, 0.040%, 09/03/13	15,160
22,705	Series A-1, Rev., VRDO, 0.070%, 09/03/13	22,705
5,350	Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/03/13	5,350
6,150	Series B, Subseries B-3, Rev., VRDO, 0.050%, 09/03/13	6,150
19,900	Series B, Subseries B-4, Rev., VRDO, 0.050%, 09/03/13	19,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York City Transitional Finance Authority,
16,565	Series 2, Subseries 2F, Rev., VRDO, LOC: Bayerische Landesbank, 0.090%, 09/03/13	16,565
10,695	Series 3, Subseries 3H, Rev., VRDO, 0.050%, 09/03/13	10,695
51,900	Series A, Subseries A-1, Rev., VRDO, 0.060%, 09/09/13	51,900
12,760	Series ROCS-RR-II-R-12054, Class R, Rev., FSA-CR, FGIC, LIQ: Citibank N.A., 0.080%, 09/09/13	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.080%, 09/09/13	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 09/09/13	36,060
8,265	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, 0.060%, 09/03/13	8,265
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001,
47,400	Series B, Rev., VRDO, 0.090%, 09/03/13	47,400
37,700	Series C, VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.080%, 09/09/13	37,700
11,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.050%, 09/03/13	11,900
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
25,050	Series A, Subseries A-5, Rev., VRDO, 0.050%, 09/03/13	25,050
12,100	Series A, Subseries A-6, Rev., VRDO, 0.050%, 09/03/13	12,100
	New York City Transitional Finance Authority, New York City Recovery,
2,560	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	2,560
21,415	Series 3, Subseries 3-E, Rev., VRDO, 0.090%, 09/03/13	21,415
	New York Liberty Development Corp.,
3,160	Series ROCS-RR-II-R-11868, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/09/13 (e)	3,160
1,700	Series ROCS-RR-II-R-11883, Rev., LOC: Citibank N.A., 0.120%, 09/09/13 (e)	1,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
285,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3, Series A, Rev., VRDO, 0.230%, 03/19/14	285,000
30,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., VRDO, 0.230%, 03/19/14	30,000
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
50,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	50,000
20,800	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	20,800
4,400	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 09/09/13	4,400
92,825	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.060%, 09/09/13	92,825
11,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13	11,680
100,490	New York State Dormitory Authority, Royal, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	100,490
1,800	New York State Housing Finance Agency, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	8,000
55,355	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 09/03/13	55,355
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	51,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, 0.060%, 09/09/13	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/03/13	9,600
83,600	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	83,600
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	7,050
11,850	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	11,850
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.070%, 09/09/13	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/09/13	11,300

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	2,100
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,400
13,835	New York State Mortgage Agency, Homeowner Mortgage, Series 142, Rev., VRDO, AMT, 0.040%, 09/03/13	13,835
13,475	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., 0.060%, 09/09/13 (e)	13,475
	Puttable Floating Option Tax-Exempt Receipts,
7,685	Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	7,685
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	13,635
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.130%, 09/09/13 (e)	11,250
50,000	Rib Floater Trust, Various States, Series 1WE, Rev., LIQ: Barclays Bank plc, 0.130%, 09/09/13 (e) (i) (w)	50,000
24,592	Schuyler & Chemung Counties, Watkins Glen Central School District, GO, BAN, 1.250%, 08/05/14	24,792
	Triborough Bridge & Tunnel Authority,
40,000	Series F, Rev., VRDO, 0.080%, 09/03/13	40,000
7,635	Subseries B-3, Rev., VRDO, 0.090%, 09/09/13	7,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
1,100	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	1,100
4,000	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	4,000
17,890	Wells Fargo Stage Trust, Various States, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	17,890

		3,820,596

	North Carolina — 3.6%
27,580	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.060%, 09/09/13	27,580
55,000	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/09/13	55,000
	City of Charlotte, Charlotte Douglas International Airport,
30,015	Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	30,015
16,625	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	16,625
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.070%, 09/09/13	6,820
	City of Raleigh, Downtown Improvement Projects,
17,000	Series A, COP, VRDO, 0.060%, 09/09/13	17,000
78,400	Series B-1, Class B, COP, VRDO, 0.060%, 09/09/13	78,400
7,100	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.060%, 09/09/13	7,100
27,865	County of Mecklenburg, Series D, GO, VRDO, 0.160%, 03/28/14 (i)	27,865
	County of Wake,
18,100	Series A, GO, VRDO, 0.050%, 09/09/13	18,100
11,500	Series B, GO, VRDO, 0.050%, 09/09/13	11,500
16,620	Durham County Industrial Facilities & PCR Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 09/09/13	16,620
11,380	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	11,380
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13	48,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Carolina — Continued
17,315	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	17,315
11,790	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.060%, 09/09/13	11,790
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.080%, 09/09/13	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,605	Series A, Rev., VRDO, 0.040%, 09/09/13	66,605
34,685	Series B, Rev., VRDO, 0.060%, 09/09/13	34,685
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LIQ: Branch Banking & Trust, 0.060%, 09/09/13	28,915
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13	19,800
	University of North Carolina, University Hospital at Chapel Hill,
30,175	Series A, Rev., VRDO, 0.070%, 09/03/13	30,175
10,000	Series A, Rev., VRDO, 0.070%, 09/09/13	10,000
22,045	Series B, Rev., VRDO, 0.050%, 09/09/13	22,045
22,000	Series B, Rev., VRDO, 0.070%, 09/03/13	22,000

		660,335

	Ohio — 1.1%
1,100	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.040%, 09/09/13	1,100
	Deutsche Bank Spears/Lifers Trust Various States,
16,405	Series DB-327, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	16,405
6,705	Series DBE-1092, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	6,705
11,430	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	11,430
8,630	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	8,630
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 09/03/13	5,495

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,340	Ohio State Air Quality Development Authority, PCR, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.080%, 09/09/13	2,340
5,100	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	5,100
	Ohio State University,
38,100	Rev., VRDO, 0.040%, 09/09/13	38,100
500	Rev., VRDO, 0.050%, 09/09/13	500
75,000	Series E, Rev., VRDO, 0.040%, 09/09/13	75,000
	State of Ohio, Infrastructure Improvement,
14,740	Series A, GO, VRDO, 0.060%, 09/09/13	14,740
19,240	Series B, GO, VRDO, 0.060%, 09/09/13	19,240

		204,785

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.110%, 09/03/13	18,355
17,045	Series D2, Rev., VRDO, 0.110%, 09/03/13	17,045
19,700	Series D3, Rev., VRDO, 0.110%, 09/03/13	19,700
8,025	Series D4, Rev., VRDO, 0.110%, 09/03/13	8,025
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	10,490

		73,615

	Oregon — 1.2%
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	15,450
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	14,000
6,515	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	6,515
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.060%, 09/09/13	5,100
7,800	Portland City Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment Project, Series 2005, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 09/09/13	7,800

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Oregon — Continued
165,000	State of Oregon, Series A, GO, TAN, 1.500%, 07/31/14	166,987
5,315	Yamhill County Hospital Authority, Friendsview Retirement Community, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	5,315

		221,167

	Pennsylvania — 2.4%
13,320	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/03/13	13,320
	Bucks County IDA, Grand View Hospital,
12,100	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	12,100
7,700	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/09/13	7,700
20,270	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13 (e)	20,270
22,500	County of York, Dallastown Area School District, GO, 1.260%, 09/28/13	22,622
	Delaware River Port Authority,
35,355	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	35,355
25,270	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	25,270
17,155	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 09/09/13 (e)	17,155
	Deutsche Bank Spears/Lifers Trust, Various States,
11,915	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	11,915
12,260	Series DB-325, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	12,260
30,385	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	30,385
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 09/09/13 (e)	34,760
7,050	Geisinger Authority, Health System, Series A, Rev., VRDO, 0.020%, 09/03/13	7,050
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,810

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — Continued
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.060%, 09/09/13	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	17,080
	Montour County Geisinger Authority, Health System,
29,200	Series B, Rev., VRDO, 0.040%, 09/03/13	29,200
17,170	Series C, Rev., VRDO, 0.040%, 09/03/13	17,170
12,665	Pennsylvania Turnpike Commission, Series ROCS-RR-II-R-12259, Rev., BHAC-CR, AMBAC, 0.060%, 09/03/13 (e)	12,665
29,870	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	29,870
	RBC Municipal Products, Inc. Trust, Floater Certificates,
29,100	Series E-16, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	29,100
19,900	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	19,900
20,000	Series E-36, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	20,000
14,065	Wells Fargo Stage Trust, Various States, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	14,065

		446,427

	Rhode Island — 0.3%
14,155	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	14,155
1,870	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/09/13	1,870
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 09/09/13	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Rhode Island — Continued
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 09/09/13	22,840

		52,515

	South Carolina — 0.8%
64,160	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/03/13	64,160
10,725	City of North Charleston, Public Facilities Convention, Series 2005, COP, VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	10,725
30,475	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	30,475
10,200	Piedmont Municipal Power Agency, Electric, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	10,200
600	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/09/13	600
1,115	South Carolina Jobs & EDA, Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/09/13 (p)	1,115
2,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.340%, 09/09/13	2,520
10,640	South Carolina State Public Service Authority, Series 3065X, Rev., VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	10,640
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 09/09/13	10,000
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Rev., VRDO, 0.090%, 09/09/13	9,600

		150,035

	South Dakota — 0.4%
13,210	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
12,000	Series C, Rev., VRDO, AMT, 0.080%, 09/09/13	12,000
19,200	Series C-1, Rev., VRDO, 0.150%, 09/09/13	19,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Dakota — Continued
12,900	Series C-2, Rev., VRDO, 0.110%, 09/09/13	12,900
22,750	Series G, Rev., VRDO, 0.090%, 09/09/13	22,750

		80,060

	Tennessee — 0.6%
84,025	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.040%, 09/09/13	84,025
18,200	Knox County Health, Educational & Housing Facility Board, Hospital, Covenant Health, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	18,200
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	14,675
3,935	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	3,935

		120,835

	Texas — 10.8%
	Austin Trust, Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	9,100
59,070	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/09/13	59,070
9,000	County of Fort Bend, GO, VRDO, NATL-RE, LIQ: Societe Generale, 0.100%, 09/09/13	9,000
	County of Harris,
42,500	0.100%, 09/09/13	42,500
99,000	0.170%, 09/03/13	99,000
105,000	GO, TAN, 1.000%, 02/28/14	105,444
30,000	GO, TAN, 2.000%, 02/28/14	30,275
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13	24,225

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
49,145	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 09/09/13	49,145
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.060%, 09/09/13	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,560	Series DB-292, Rev., LIQ: Deutsche Bank AG, 0.080%, 09/09/13	13,560
24,840	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 09/09/13 (e)	24,840
30,700	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	30,700
64,435	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	64,435
22,285	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	22,285
40,810	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	40,810
95,200	Series DB-620, Rev., AGC, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	95,200
27,775	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	27,775
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	10,540
15,645	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	15,645
9,850	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	9,850
23,250	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.040%, 09/03/13	23,250
30,000	Harris County Industrial Development Corp., Marine Terminal, HFOTCO LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	30,000
	Harris County Industrial Development Corp., PCR,
8,100	Rev., VRDO, 0.040%, 09/03/13	8,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
21,400	Rev., VRDO, 0.040%, 09/03/13	21,400
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.070%, 09/09/13	30,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 09/09/13	37,730
600	Jefferson County Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.140%, 09/09/13	600
	Jefferson County Port of Port Arthur Navigation District, Motiva Enterprises LLC Project,
75,000	Subseries A, Rev., VRDO, 0.060%, 09/03/13	75,000
56,695	Subseries D, Rev., VRDO, 0.060%, 09/03/13	56,695
14,800	Jefferson County Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VRDO, 0.040%, 09/03/13	14,800
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.050%, 09/03/13	1,335
4,950	Series A-2, Rev., VRDO, 0.050%, 09/03/13	4,950
16,300	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp. Project, Rev., VRDO, 0.050%, 09/03/13	16,300
8,500	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	8,500
528,000	State of Texas, Rev., TRAN, 2.000%, 08/28/14	537,348
	State of Texas, Veterans,
43,650	Series A, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.070%, 09/09/13	43,650
55,465	Series C, GO, VRDO, 0.070%, 09/09/13	55,465
6,150	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.120%, 09/09/13	6,150
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
44,300	Series A, Class A, Rev., VRDO, 0.060%, 09/09/13	44,300
29,800	Series B, Rev., VRDO, 0.060%, 09/09/13	29,800
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	8,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 09/09/13 (w)	10,625
9,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	9,150
940	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/09/13	940
41,395	University of Texas System, Board of Regents, Series B, Class B, Rev., VRDO, 0.030%, 09/09/13	41,395
57,785	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Investment Management Company, 0.030%, 09/09/13	57,785
30,750	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 09/09/13 (e)	30,750

		2,008,057

	Utah — 0.5%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.110%, 09/09/13	23,700
25,000	County of Emery, PCR, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	10,080
4,480	Utah Housing Corp., Single Family Mortgage, Series E-1, Class I, Rev., VRDO, 0.080%, 09/09/13	4,480
	Utah Housing Finance Agency, Single Family Mortgage,
1,730	Series C-1, Class I, Rev., VRDO, 0.080%, 09/09/13	1,730
7,120	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	7,120
6,795	Series E-1, Rev., VRDO, AMT, 0.080%, 09/09/13	6,795
5,770	Series F-2, Class I, Rev., VRDO, 0.070%, 09/09/13	5,770
13,500	Utah Transit Authority, Series 3006, Rev., VRDO, AGM, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	13,500

		98,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.070%, 09/09/13	15,475
40,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.070%, 09/09/13	40,000

		55,475

	Virginia — 2.0%
1,950	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/09/13	1,950
23,345	Fairfax County EDA, Industrial Development, Lorton Arts Foundation, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	23,345
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.080%, 09/09/13	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
91,574	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 09/09/13	91,574
18,319	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 09/09/13	18,319
19,005	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	19,005
22,480	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	22,480
12,070	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	12,070
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.050%, 09/09/13	36,900
34,435	Series E, Rev., VRDO, 0.040%, 09/09/13	34,435
8,155	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	8,155
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: Toronto-Dominion Bank, 0.160%, 09/09/13 (e)	38,000
3,050	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.060%, 09/03/13	3,050

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Virginia — Continued
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.060%, 09/03/13	34,865

		367,078

	Washington — 1.1%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	7,500
17,000	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.070%, 09/09/13	17,000
10,500	County of King, Series B, GO, VRDO, 0.050%, 09/09/13	10,500
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	27,800
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	10,580
60,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 09/09/13	60,000
4,525	Puttable Floating Option Tax-Exempt Receipts, Series PT-4730, Rev., LIQ: Bank of America N.A., 0.050%, 09/09/13 (e)	4,525
550	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	550
4,345	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Project, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 09/09/13	4,345
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	2,935
270	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/03/13	270
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	13,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — Continued
9,545	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.070%, 09/09/13	9,545
4,520	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/09/13	4,520
20,345	Wells Fargo Stage Trust, Various States, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	20,345

		196,560

	Wisconsin — 2.1%
24,000	City of Milwaukee, Series 12-C, 0.120%, 10/16/13	24,000
	State of Wisconsin,
54,840	0.100%, 09/04/13	54,840
25,389	0.140%, 11/01/13	25,389
87,000	0.160%, 09/04/13	87,000
25,000	0.160%, 01/08/14	25,000
19,940	Wells Fargo Stage Trust, Various States, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	19,940
33,211	Wisconsin Health & Educational Facilities Authority, Series 2113, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 09/09/13	33,211
	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Inc. Obligated Group,
14,200	Series A, Class A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	14,200
1,910	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	1,910
23,000	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	23,000
	Wisconsin Housing & EDA, Home Ownership,
4,845	Series A, Rev., VRDO, 0.120%, 09/09/13	4,845
40,190	Series D, Rev., VRDO, AMT, 0.120%, 09/09/13	40,190
27,980	Series E, Rev., VRDO, AMT, 0.370%, 09/09/13	27,980

		381,505

	Wyoming — 0.2%
1,600	County of Lincoln, PCR, Exxon Project, Series B, Rev., VRDO, 0.030%, 09/03/13	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Wyoming — Continued
12,600	County of Platte, PCR, Series A, Rev., VRDO, LOC: National Rural Utilities Cooperative Finance Corp., 0.100%, 09/03/13	12,600
31,200	County of Sweetwater, Wyoming PCR, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 09/09/13	31,200

		45,400

	Total Municipal Bonds (Cost $18,113,018)	18,113,018

SHARES
Variable Rate Demand Preferred Shares — 5.2%
34,200	BlackRock Muni Income Investment Trust, 0.160%, 09/09/13 # (e)	34,200
45,000	BlackRock MuniHoldings Investment Quality Fund, 0.270%, 09/09/13 # (e)	45,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., 0.270%, 09/09/13 # (e)	25,000
82,600	BlackRock MuniYield Quality Fund, Inc., 0.160%, 09/09/13 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, 0.160%, 09/09/13 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, 0.160%, 09/09/13 # (e)	27,600
14,100	Nuveen California AMT-Free Muni Income Fund, 0.240%, 09/09/13 # (e)	14,100
59,200	Nuveen California Dividend Advantage Municipal Fund, 0.240%, 09/09/13 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., 0.140%, 09/09/13 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., 0.140%, 09/09/13 # (e)	20,000

SHARES	SECURITY DESCRIPTION	VALUE($)

21,000	Nuveen California Select Quality Municipal Fund, Inc., 0.140%, 09/09/13 # (e)	21,000
143,800	Nuveen Insured Municipal Opportunity Fund, Inc., 0.160%, 09/09/13 # (e)	143,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., 0.160%, 09/09/13 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., 0.200%, 09/09/13 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, 0.140%, 09/09/13 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., 0.130%, 09/09/13 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., 0.130%, 09/09/13 # (e)	47,400
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, 0.160%, 09/09/13 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., 0.160%, 09/09/13 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., 0.160%, 09/09/13 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., 0.160%, 09/09/13 # (e)	40,000

	Total Variable Rate Demand Preferred Shares (Cost $953,000)	953,000

	Total Investments — 102.9% (Cost $19,066,018)*	19,066,018
	Liabilities in Excess of Other Assets — (2.9)%	(533,606)

	NET ASSETS — 100.0%	$18,532,412

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 14.5%
	Alabama — 0.3%
7,700	Columbia Industrial Development Board, PCR, Alabama Power Company Project, Rev., VRDO, 0.060%, 09/03/13	7,700

	Florida — 2.1%
10,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Company, 0.050%, 09/03/13	10,000
53,265	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, B-CR-AMBAC, LIQ: Citibank N.A., 0.070%, 09/03/13	53,265

		63,265

	Georgia — 0.5%
15,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VRDO, 0.100%, 09/03/13	15,000

	Iowa — 0.4%
11,000	City of Iowa Act, Inc., Rev., VRDO, 0.200%, 09/03/13	11,000

	Kentucky — 0.5%
15,700	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.060%, 09/03/13	15,700

	Massachusetts — 0.5%
16,000	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., VRDO, 0.060%, 09/03/13	16,000

	Mississippi — 0.7%
	Mississippi Business Finance Corp., Gulf Opportunity Zone IDR, Chevron U.S.A. Inc. Project,
4,860	Series G, Rev., VRDO, 0.050%, 09/03/13	4,860
14,985	Series G, Rev., VRDO, 0.050%, 09/03/13	14,985

		19,845

	Missouri — 0.3%
3,740	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 09/03/13	3,740
5,100	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	5,100

		8,840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.4%
11,900	New Hampshire Health & Education Facilities Authority, Series B, Rev., VRDO, 0.090%, 09/03/13	11,900

	New York — 3.7%
9,300	Long Island Power Authority, Electric System, Series 2, Rev., VRDO, LOC: Bayerische Landesbank, 0.070%, 09/03/13	9,300
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/03/13	101,850

		111,150

	North Carolina — 0.4%
11,130	University of North Carolina at Chapel Hill, University Hospital, Series B, Rev., VRDO, 0.070%, 09/03/13	11,130

	Ohio — 0.3%
1,965	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	1,965
	Montgomery County, Miami Valley Hospital,
640	Series B, Rev., VRDO, 0.070%, 09/03/13	640
1,190	Series C, Rev., VRDO, 0.050%, 09/03/13	1,190
925	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	925
	Ohio State Water Development Authority, PCR, FirstEnergy Nuclear Generation Corp. Project,
835	Series 2008-C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.070%, 09/03/13	835
2,655	Series 2010-C, Rev., VRDO, LOC: UBS AG, 0.120%, 09/03/13	2,655

		8,210

	Oregon — 0.7%
20,000	Medford Hospital Facilities Authority, Rouge Valley Manor Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	20,000

	Tennessee — 1.9%
8,700	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	8,700
9,370	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	9,370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Oregon — Continued
38,515	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	38,515

		56,585

	Texas — 0.4%
12,000	Brazos River Authority, PCR, TXU Electric Company Project, Series D-2, Rev., VRDO, LOC:Citibank N.A., 0.080%, 09/03/13	12,000

	Washington — 1.4%
12,440	Eclipse Funding Trust, Solar Eclipse, Series 2007-0096, Class A, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.060%, 09/03/13	12,440
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 09/03/13 (e)	10,000
11,620	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.070%, 09/03/13	11,620
7,445	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	7,445

		41,505

	Total Daily Demand Notes (Cost $429,830)	429,830

Municipal Bonds — 15.2%
	California — 1.4%
41,250	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	41,839

	Georgia — 2.7%
78,000	Dekalb County, GO, 2.000%, 12/31/13	78,437

	Massachusetts — 0.3%
9,725	City of Taunton, GO, BAN, 1.000%, 09/27/13	9,729

	New Jersey — 6.5%
10,400	Burlington County Bridge Commission, Solid Waste Project, Rev., 2.000%, 10/08/13	10,416
12,804	City of New Brunswick, Middlesex County, GO, 1.500%, 06/20/14	12,898
11,190	County of Salem, GO, 1.500%, 06/27/14	11,293
25,000	State of New Jersey, Series B, GO, 0.376%, 09/30/13 (e)	25,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
100,000	State of New Jersey, Tax and Revenue, GO, 0.376%, 09/03/13	100,012
13,000	Township of Howell, GO, 1.250%, 04/24/14	13,048
	Township of Montclair,
10,542	GO, 1.250%, 12/13/13	10,560
1,450	GO, 1.250%, 12/13/13	1,453
5,795	Township of Voorhees, County of Camden, Series A, GO, BAN, 1.500%, 03/31/14	5,829

		190,511

	New York — 1.3%
10,000	Corning City School District, Series C, GO, 1.250%, 06/26/14	10,072
15,129	Schenectady City School District, Series B, GO, 1.500%, 07/03/14	15,233
10,000	Schenectady County, Schenectady City School District, GO, RAN, 1.500%, 01/17/14	10,030
4,200	Town of North Hempstead, GO, 1.250%, 05/20/14	4,226

		39,561

	Ohio — 1.5%
17,000	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	17,131
2,000	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	2,002
25,500	Dayton City School District, Refunding, School Facilities Construction and Improvement Notes, GO, 0.750%, 10/15/13	25,514

		44,647

	Virginia — 1.4%
	Virginia Housing Development Authority, MERLOTS,
7,925	Series B-16, Rev., VRDO, 0.240%, 12/18/13	7,925
19,995	Series B-18, Rev., VRDO, 0.240%, 12/18/13	19,995
12,750	Series C-42, Rev., VRDO, 0.240%, 12/18/13	12,750

		40,670

	Wisconsin — 0.1%
4,000	Menasha Joint School District, Series A, Rev., 1.500%, 02/03/14 (p)	4,011

	Total Municipal Bonds (Cost $449,405)	449,405

Municipal Commercial Paper — 1.9% (n)
	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.180%, 10/29/13 (m)	22,000

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Commercial Paper — Continued
	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 1994, 0.210%, 11/21/13	34,000

	Total Municipal Commercial Paper (Cost $56,000)	56,000

Semi-Annual Demand Note — 0.8%
	North Carolina — 0.8%
22,310	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.240%, 10/02/13 (Cost $22,310)	22,310

Weekly Demand Notes — 57.4%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VRDO, BHAC-CR FSA, 0.090%, 09/09/13	10,890

	Alaska — 0.6%
16,490	Deutsche Bank Spears/Lifers Trust Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	16,490

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	15,000

	California — 1.9%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/09/13 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 09/09/13	15,000
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.090%, 09/09/13 (e)	7,500
15,805	Wells Fargo Stage Trust, Floater Certificates, Series 15C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 09/09/13	15,805

		56,205

	Colorado — 3.1%
	Denver City & County, Airport,
7,100	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.120%, 09/09/13	7,100
12,600	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.120%, 09/09/13	12,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
20,005	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutshe Bank AG, 0.090%, 09/09/13	20,005
21,180	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutshe Bank AG, 0.090%, 09/09/13	21,180
13,300	Series DBE-1129, Rev., VRDO, LIQ: Deutshe Bank AG, 0.130%, 09/09/13 (e) (w)	13,300
17,600	RBC Municipal Products, Inc. Trust, Series C-11, GO, VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	17,600

		91,785

	Connecticut — 0.5%
15,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series D, Rev., VRDO, 0.070%, 09/09/13	15,000

	Delaware — 3.6%
2,035	Delaware State Housing Authority, MERLOTS, Rev., VRDO, 0.360%, 09/09/13	2,035
32,080	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.060%, 09/09/13	32,080
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
31,760	Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 09/09/13	31,760
23,605	Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 09/09/13	23,605
15,430	Wells Fargo Stage Trust, Multi-Family Housing, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 09/09/13	15,430

		104,910

	District of Columbia — 0.4%
13,150	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	13,150

	Florida — 3.7%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 09/09/13	17,800
25,000	Deutsche Bank Spears/Lifers Trust Various States, Series DB-459, Rev., VRDO, LIQ: Deutshe Bank AG, 0.090%, 09/09/13	25,000
15,460	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Series I, Rev., VRDO, LOC: Citibank N.A., 0.110%, 09/09/13	15,460
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.170%, 09/09/13 (i)	13,460

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Florida — Continued
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	11,270
26,720	Wells Fargo Stage Trust, Series 39Z, Rev., VRDO, LIQ: Wells Fargo & Company, 0.060%, 09/09/13	26,720

		109,710

	Georgia — 2.5%
15,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.130%, 09/03/13	15,000
	Fulton County Development Authority, FlightSafety International, Inc. Project,
31,525	Series B, Rev., VRDO, 0.060%, 09/09/13	31,525
9,350	Series B, Rev., VRDO, 0.060%, 09/09/13	9,350
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.120%, 09/09/13	8,045
11,345	Municipal Electric Authority of Georgia, Series SGC-32, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.090%, 09/09/13	11,345

		75,265

	Illinois — 1.6%
14,462	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-660, Rev., VRDO, NATL-RE, LIQ: Deutshe Bank AG, 0.190%, 09/09/13	14,462
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 09/09/13	4,100
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.230%, 09/09/13	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, GO, VRDO, FGIC, LOC: Societe Generale, LIQ: Societe Generale, 0.090%, 09/09/13	4,000
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.200%, 09/09/13	7,300

		47,857

	Kansas — 0.9%
25,900	City of Wichita, Airport Facility, FlightSafety Internation Inc., Rev., VRDO, 0.060%, 09/09/13	25,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — 0.5%
13,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.060%, 09/09/13	13,900

	Louisiana — 0.2%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.200%, 09/09/13	4,600

	Maine — 0.9%
17,540	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.110%, 09/09/13	17,540
10,300	Maine State Housing Authority, Mortgage, Series D-3, Rev., VRDO, AMT, 0.110%, 09/09/13	10,300

		27,840

	Maryland — 0.3%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.150%, 09/09/13	7,925

	Massachusetts — 1.7%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.150%, 09/09/13 (i)	16,050
10,975	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LOC: Societe Generale, LIQ: Societe Generale, 0.080%, 09/09/13 (e)	10,975
10,000	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series A, Rev., VRDO, 0.070%, 09/09/13	10,000
14,400	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.150%, 09/09/13 (i)	14,400

		51,425

	Michigan — 6.0%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.160%, 09/09/13 (e)	7,575
9,800	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.160%, 09/09/13 (e)	9,800
12,815	Series ROCS-RR-II-R-11784, GO, VRDO, FSA, Q-SBLF, LIQ: Citibank N.A., 0.210%, 09/09/13 (e)	12,815
30,280	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.210%, 09/09/13	30,280
595	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.060%, 09/09/13	595

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
70	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	70
145	Michigan Higher Education Facilities Authority, Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	145
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
8,650	Series F-6, Rev., VRDO, 0.150%, 09/09/13 (i)	8,650
10,400	Series F-7, Rev., VRDO, 0.120%, 09/09/13 (i)	10,400
1,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-8, Rev., VRDO, 0.120%, 09/09/13 (i)	1,000
9,425	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.090%, 09/09/13	9,425
	Michigan State Housing Development Authority, Single Family Mortgage,
21,700	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	21,700
4,000	Series E, Rev., VRDO, AMT, 0.090%, 09/09/13	4,000
2,135	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	2,135
20,000	RBC Municipal Products Inc. Trust, Floater Certificates, Series L-30, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	20,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	20,580
18,750	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	18,750

		177,920

	Minnesota — 0.5%
2,805	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.110%, 09/09/13	2,805
12,265	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.060%, 09/09/13	12,265

		15,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 0.9%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 09/09/13	6,550
20,000	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Z, Rev., VRDO, 0.060%, 09/09/13	20,000

		26,550

	New York — 7.4%
	Deutsche Bank Spears/Lifers Trust Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	37,780
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	31,420
14,845	Eagle Tax-Exempt Trust, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.110%, 09/09/13	14,845
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.130%, 09/09/13	20,000
21,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	21,000
11,165	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13	11,165
22,400	New York Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.060%, 09/09/13	22,400
12,950	New York State Housing Finance Agency, 80 Dekalb Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/09/13	12,950
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.120%, 09/03/13	36,900
9,275	Puttable Floating Option Tax-Exempt Receipts, Series MT-837, GO, VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	9,275

		217,735

	North Carolina — 1.5%
11,420	City of Raleigh, Rev., VRDO, 0.160%, 09/09/13 (i)	11,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	North Carolina — Continued
6,935	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/09/13	6,935
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13	5,000
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.180%, 09/09/13 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.090%, 09/09/13	9,800

		45,155

	North Dakota — 0.3%
9,200	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 0.100%, 09/09/13	9,200

	Ohio — 3.1%
620	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 09/09/13	620
9,000	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 09/09/13	9,000
740	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	740
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
900	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.080%, 09/09/13	900
125	Series J, Rev., VRDO, AMT, 0.060%, 09/09/13	125
51,200	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series I, Rev., VRDO, 0.100%, 09/09/13	51,200
25,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-808, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.290%, 09/09/13 (e)	25,560
2,450	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.060%, 09/09/13	2,450

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,230	Wells Fargo Stage Trust, Series 56C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.080%, 09/09/13	1,230

		91,825

	Pennsylvania — 0.9%
13,145	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders Trust Co., 0.110%, 09/09/13	13,145
14,165	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.080%, 09/09/13	14,165

		27,310

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/09/13	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Series G, Rev., VRDO, 0.060%, 09/09/13	18,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.140%, 09/09/13	9,000
11,260	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Rev., VRDO, LOC: Citibank N.A., 0.070%, 09/09/13	11,260

		20,260

	Texas — 3.6%
13,695	County of Harris, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.100%, 09/09/13	13,695
11,250	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1182, Rev., VRDO, LIQ: Deutshe Bank AG, 0.130%, 09/09/13	11,250
13,830	Montgomery Country Housing Finance Corp., Multi-Family Housing, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 09/09/13	13,830
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VRDO, LIQ: Citibank N.A., 0.090%, 09/09/13	10,950
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.200%, 09/09/13	5,200
15,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 09/09/13	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Texas — Continued
11,650	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 09/09/13	11,650
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.190%, 09/09/13 (i)	12,500
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.090%, 09/09/13	12,000

		106,075

	Utah — 0.5%
	Utah Housing Corp., Single Family Mortgage,
5,620	Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.080%, 09/09/13	5,620
6,140	Series D-1, Class I, Rev., VRDO, 0.080%, 09/09/13	6,140
3,230	Series F-1, Class I, Rev., VRDO, 0.080%, 09/09/13	3,230

		14,990

	Virginia — 3.6%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
49,543	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 09/09/13	49,543
17,540	Series M023, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/09/13	17,540
17,825	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	17,825
	Norfolk EDA, Sentra Healthcare,
10,900	Series B, Rev., VRDO, 0.180%, 09/09/13 (i)	10,900
9,245	Series C, Rev., VRDO, 0.180%, 09/09/13 (i)	9,245

		105,053

	Washington — 0.3%
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 09/09/13	9,985

	Wisconsin — 3.3%
16,795	Wells Fargo Stage Trust, Floater Certificates, Series 2C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 09/09/13	16,795
	Wisconsin Housing & EDA,
39,670	Series A, Rev., VRDO, 0.120%, 09/09/13	39,670
4,350	Series C, Rev., VRDO, 0.120%, 09/09/13 (p)	4,350
12,075	Series C, Rev., VRDO, 0.420%, 09/09/13	12,075

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — Continued
16,000	Series C, Rev., VRDO, 0.420%, 09/09/13	16,000
9,930	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13	9,930

		98,820

	Wyoming — 0.7%
20,000	City of Gillette, PCR, Rev., VRDO, LOC: Royal Bank of Scotland, 0.090%, 09/09/13	20,000

	Total Weekly Demand Notes (Cost $1,698,200)	1,698,200

SHARES
Variable Rate Demand Preferred Shares — 9.3%
42,500	BlackRock MuniHoldings New Jersey Quality Fund, Inc., 0.270%, 09/09/13	42,500
35,400	BlackRock MuniHoldings New Jersey Quality Fund, Inc., 0.270%, 09/09/13	35,400
27,500	BlackRock MuniHoldings New York Quality Fund, Inc., 0.270%, 09/09/13	27,500
15,000	BlackRock MuniYield Quality Fund, Inc., 0.160%, 09/09/13	15,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., 0.140%, 09/09/13	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., 0.140%, 09/09/13	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., 0.160%, 09/09/13	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., 0.200%, 09/09/13	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., 0.140%, 09/09/13	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., 0.130%, 09/09/13	8,600
19,000	Nuveen Pennsylvania Premium Income Municipal Fund II, Inc., 0.160%, 09/09/13	19,000
22,000	Nuveen Premier Insured Municipal Income Fund, Inc., 0.150%, 09/09/13	22,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., 0.160%, 09/09/13	50,000

	Total Variable Rate Demand Preferred Shares (Cost $275,800)	275,800

	Total Investments — 99.1% (Cost $2,931,545)*	2,931,545
	Other Assets in Excess of Liabilities — 0.9%	27,657

	NET ASSETS — 100.0%	$2,959,202

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.†
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note

†	Filed for bankruptcy on November 8, 2010.

RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCAGO	— South Carolina Association of Governmental Organizations
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$102,881,674		$14,459,628	$44,815,528		$10,390,427
Repurchase agreements, at value	5,733,467		627,100	14,447,426		4,007,902

Total investment securities, at value	108,615,141		15,086,728	59,262,954		14,398,329
Cash	66		—	6		—
Receivables:
Investment securities sold	781,000		—	—		1,252,528
Interest from non-affiliates	58,026		5,230	34,651		24,324

Total Assets	109,454,233		15,091,958	59,297,611		15,675,181

LIABILITIES:
Payables:
Distributions	2,345		104	293		—
Investment securities purchased	1,009,611		111,858	—		—
Accrued liabilities:
Investment advisory fees	7,205		1,001	—		—
Administration fees	6,392		738	3,380		724
Shareholder servicing fees	2,679		446	—	(a)	—
Distribution fees	—	(a)	4	2		—
Custodian and accounting fees	685		83	244		100
Trustees’ and Chief Compliance Officer’s fees	65		7	12		25
Transfer agent fees	902		124	277		114
Printing and mailing costs	456		91	205		64
Other	516		18	73		10

Total Liabilities	1,030,856		114,474	4,486		1,037

Net Assets	$108,423,377		$14,977,484	$59,293,125		$15,674,144

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$108,422,724	$14,977,734	$59,293,366	$15,674,503
Accumulated undistributed (distributions in excess of) net investment income	(363)	(305)	(988)	(443)
Accumulated net realized gains (losses)	1,016	55	747	84

Total Net Assets	$108,423,377	$14,977,484	$59,293,125	$15,674,144

Net Assets:
Class B	$1,116	$2,862	$—	$152
Class C	22,361	355,926	—	190,411
Agency	9,441,848	90,078	11,298,356	2,366,393
Capital	61,326,256	3,546,478	25,419,185	—
Cash Management	675,763	—	—	—
Direct	628,524	—	421,686	1,872,449
Eagle Class	373,558	—	1,956,808	100
E*Trade	—	4,838,725	—	—
IM	100	—	272,203	2,444,921
Institutional Class	27,339,096	2,538,469	7,419,544	6,424,255
Investor	426,380	601,210	5,048,007	238,004
Morgan	2,733,580	2,539,408	2,167,085	592,167
Premier	2,210,786	158,661	4,357,369	599,614
Reserve	1,398,879	176,823	38,708	945,578
Service	1,845,130	128,844	894,174	100

Total	$108,423,377	$14,977,484	$59,293,125	$15,674,144

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class B	1,116	2,863	—	152
Class C	22,361	355,911	—	190,416
Agency	9,441,783	90,085	11,298,271	2,366,373
Capital	61,325,865	3,546,459	25,418,120	—
Cash Management	675,746	—	—	—
Direct	628,516	—	421,742	1,872,533
Eagle Class	373,557	—	1,956,823	100
E*Trade	—	4,838,721	—	—
IM	100	—	272,195	2,444,810
Institutional Class	27,338,931	2,538,501	7,419,923	6,424,645
Investor	426,372	601,227	5,048,573	238,023
Morgan	2,733,546	2,539,375	2,167,059	592,193
Premier	2,210,752	158,647	4,357,644	599,645
Reserve	1,398,850	176,924	38,695	945,621
Service	1,845,087	128,853	894,292	100

Net Asset Value offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$102,881,674	$14,459,628	$44,815,528	$10,390,427
Cost of repurchase agreements	5,733,467	627,100	14,447,426	4,007,902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,023,942		$23,802,827	$19,066,018	$2,931,545
Cash	—	(a)	1	16	2
Receivables:
Investment securities sold	—		—	—	26,010
Fund shares sold	17,389		—	—	—
Interest from non-affiliates	2,492		18,853	5,360	2,112

Total Assets	4,043,823		23,821,681	19,071,394	2,959,669

LIABILITIES:
Payables:
Distributions	17		—	136	1
Investment securities purchased	—		—	537,348	—
Fund shares redeemed	3,737		—	—	—
Accrued liabilities:
Investment advisory fees	—	(a)	—	13	182
Administration fees	35		794	1,137	154
Shareholder servicing fees	—		—	—	2
Custodian and accounting fees	34		51	117	19
Trustees’ and Chief Compliance Officer’s fees	3		2	—	1
Transfer agent fees	46		41	101	24
Printing and mailing costs	319		59	97	78
Other	32		3	33	6

Total Liabilities	4,223		950	538,982	467

Net Assets	$4,039,600		$23,820,731	$18,532,412	$2,959,202

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Federal Money Market Fund	100% U.S. Treasury Securities Money MarketFund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,039,699	$23,820,678	$18,530,701	$2,959,263
Accumulated undistributed (distributions in excess of) net investment income	(155)	(417)	—	4
Accumulated net realized gains (losses)	56	470	1,711	(65)

Total Net Assets	$4,039,600	$23,820,731	$18,532,412	$2,959,202

Net Assets:
Agency	$258,481	$1,927,556	$366,858	$98,851
Capital	—	9,756,261	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,367,644	—
E*Trade	—	—	—	1,928,503
Institutional Class	3,312,879	9,137,891	5,294,940	226,476
Morgan	123,765	1,665,407	393,584	368,394
Premier	334,045	1,284,345	4,665,080	44,279
Reserve	10,430	49,171	6,444,206	45,081
Service	—	100	—	247,618

Total	$4,039,600	$23,820,731	$18,532,412	$2,959,202

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	258,578	1,927,591	367,085	98,852
Capital	—	9,756,234	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,367,838	—
E*Trade	—	—	—	1,928,539
Institutional Class	3,313,213	9,137,708	5,293,993	226,479
Morgan	123,790	1,665,425	393,763	368,400
Premier	334,087	1,284,357	4,664,501	44,280
Reserve	10,437	49,172	6,442,967	45,082
Service	—	100	—	247,622

Net Asset Value offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$4,023,942	$23,802,827	$19,066,018	$2,931,545

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$135,484	$17,366		$35,299	$7,001
Interest from interfund lending (net)	—	6		—	—

Total investment income	135,484	17,372		35,299	7,001

EXPENSES:
Investment advisory fees	42,936	5,496		24,327	6,155
Administration fees	37,645	4,823		21,336	5,402
Distribution fees	9,003	15,732		6,852	2,129
Shareholder servicing fees	50,637	14,876		43,113	10,573
Custodian and accounting fees	1,489	221		643	216
Professional fees	1,067	79		289	97
Trustees’ and Chief Compliance Officer’s fees	659	77		343	94
Printing and mailing costs	429	672		253	57
Registration and filing fees	331	83		151	137
Transfer agent fees	1,502	234		624	192
Other	642	90		497	102

Total expenses	146,340	42,383		98,428	25,154

Less amounts waived	(40,236)	(27,921)		(66,167)	(18,152)
Less earnings credits	(1)	—	(a)	(3)	(1)

Net expenses	106,103	14,462		32,258	7,001

Net investment income (loss)	29,381	2,910		3,041	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	246	35		441	38

Change in net assets resulting from operations	$29,627	$2,945		$3,482	$38

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,918	$8,847	$13,693		$3,205

EXPENSES:
Investment advisory fees	1,573	9,396	7,397		1,164
Administration fees	1,380	8,240	6,488		1,021
Distribution fees	88	978	10,132		6,757
Shareholder servicing fees	2,523	13,661	22,357		4,174
Custodian and accounting fees	56	222	241		46
Professional fees	44	141	93		33
Interest expense to affiliates	—	—	1		—	(a)
Trustees’ and Chief Compliance Officer’s fees	24	133	96		17
Printing and mailing costs	445	59	113		130
Registration and filing fees	43	292	72		44
Transfer agent fees	77	255	222		41
Other	35	138	80		14

Total expenses	6,288	33,515	47,292		13,441

Less amounts waived	(4,566)	(24,668)	(34,281)		(10,377)
Less earnings credits	—	—	—	(a)	—

Net expenses	1,722	8,847	13,011		3,064

Net investment income (loss)	196	—	682		141

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	19	95	656		89

Change in net assets resulting from operations	$215	$95	$1,338		$230

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,381	$149,125	$2,910	$11,448
Net realized gain (loss)	246	770	35	53

Change in net assets resulting from operations	29,627	149,895	2,945	11,501

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	— (a)	— (a)	— (a)
From net realized gains	—	— (a)	—	— (a)
Class C
From net investment income	(1)	(1)	(18)	(34)
From net realized gains	—	— (a)	—	(2)
Agency
From net investment income	(641)	(6,255)	(8)	(128)
From net realized gains	—	(95)	—	(1)
Capital
From net investment income	(22,846)	(110,950)	(1,093)	(5,617)
From net realized gains	—	(869)	—	(22)
Cash Management
From net investment income	(35)	(59)	—	—
From net realized gains	—	(7)	—	—
Direct
From net investment income	(37)	(463)	—	—
From net realized gains	—	(14)	—	—
Eagle Class
From net investment income	(20)	(6)	—	—
From net realized gains	—	— (a)	—	—
E*Trade
From net investment income	—	—	(1,044)	(357)
From net realized gains	—	—	—	(3)
IM (b)
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Institutional Class
From net investment income	(5,376)	(30,494)	(571)	(4,965)
From net realized gains	—	(299)	—	(21)
Investor
From net investment income	(22)	(48)	(30)	(52)
From net realized gains	—	(6)	—	(3)
Morgan
From net investment income	(126)	(248)	(124)	(262)
From net realized gains	—	(30)	—	(16)
Premier
From net investment income	(124)	(299)	(6)	(13)
From net realized gains	—	(36)	—	(1)
Reserve
From net investment income	(71)	(144)	(10)	(21)
From net realized gains	—	(17)	—	(1)
Service
From net investment income	(81)	(158)	(6)	(13)
From net realized gains	—	(19)	—	(1)

Total distributions to shareholders	(29,380)	(150,517)	(2,910)	(11,533)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(1,151,735)	$(13,110,013)	$3,208,916	$(311,141)

NET ASSETS:
Change in net assets	(1,151,488)	(13,110,635)	3,208,951	(311,173)
Beginning of period	109,574,865	122,685,500	11,768,533	12,079,706

End of period	$108,423,377	$109,574,865	$14,977,484	$11,768,533

Accumulated undistributed (distributions in excess of) net investment income	$(363)	$(364)	$(305)	$(305)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 31, 2012 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,041	$4,361	$—	$1
Net realized gain (loss)	441	565	38	77

Change in net assets resulting from operations	3,482	4,926	38	78

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Class C
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Agency
From net investment income	(541)	(314)	—	(4)
From net realized gains	—	(63)	—	(2)
Capital
From net investment income	(1,354)	(3,231)	—	—
From net realized gains	—	(161)	—	—
Direct
From net investment income	(22)	(20)	—	(4)
From net realized gains	—	(3)	—	(3)
Eagle Class (b)
From net investment income	(105)	(82)	—	— (a)
From net realized gains	—	(5)	—	— (a)
IM (c)
From net investment income	(15)	— (a)	—	— (a)
From net realized gains	—	— (a)	—	— (a)
Institutional Class
From net investment income	(362)	(387)	—	(17)
From net realized gains	—	(71)	—	(12)
Investor
From net investment income	(238)	(167)	—	(1)
From net realized gains	—	(31)	—	(1)
Morgan
From net investment income	(137)	(83)	—	(1)
From net realized gains	—	(14)	—	(1)
Premier
From net investment income	(218)	(160)	—	(1)
From net realized gains	—	(27)	—	(1)
Reserve
From net investment income	(2)	(1)	—	(2)
From net realized gains	—	— (a)	—	(1)
Service
From net investment income	(47)	(34)	—	— (a)
From net realized gains	—	(6)	—	— (a)

Total distributions to shareholders	(3,041)	(4,860)	—	(51)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(1,869,248)	$(3,990,266)	$1,002,660	$1,913,117

NET ASSETS:
Change in net assets	(1,868,807)	(3,990,200)	1,002,698	1,913,144
Beginning of period	61,161,932	65,152,132	14,671,446	12,758,302

End of period	$59,293,125	$61,161,932	$15,674,144	$14,671,446

Accumulated undistributed (distributions in excess of) net investment income	$(988)	$(988)	$(443)	$(443)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective March 1, 2012.
(c)	Commencement of offering of class of shares effective May 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$196	$454	$—	$—
Net realized gain (loss)	19	37	95	387

Change in net assets resulting from operations	215	491	95	387

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(13)	(45)	—	(4)
From net realized gains	—	(3)	—	(22)
Capital
From net investment income	—	—	—	(18)
From net realized gains	—	—	—	(87)
Institutional Class
From net investment income	(160)	(360)	—	(14)
From net realized gains	—	(32)	—	(79)
Morgan
From net investment income	(6)	(12)	—	(4)
From net realized gains	—	(1)	—	(18)
Premier
From net investment income	(16)	(35)	—	(3)
From net realized gains	—	(3)	—	(16)
Reserve
From net investment income	(1)	(2)	—	(2)
From net realized gains	—	— (a)	—	(1)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(196)	(493)	—	(268)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	82,908	(1,742,298)	(742,493)	4,081,616

NET ASSETS:
Change in net assets	82,927	(1,742,300)	(742,398)	4,081,735
Beginning of period	3,956,673	5,698,973	24,563,129	20,481,394

End of period	$4,039,600	$3,956,673	$23,820,731	$24,563,129

Accumulated undistributed (distributions in excess of) net investment income	$(155)	$(155)	$(417)	$(417)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$682	$1,553	$141	$702
Net realized gain (loss)	656	1,072	89	256

Change in net assets resulting from operations	1,338	2,625	230	958

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(12)	(46)	(2)	(39)
From net realized gains	—	(26)	—	—
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class
From net investment income	(67)	(143)	—	—
From net realized gains	—	(56)	—	—
E*Trade
From net investment income	—	—	(96)	(176)
Institutional Class
From net investment income	(252)	(1,438)	(35)	(487)
From net realized gains	—	(280)	—	—
Morgan
From net investment income	(13)	(20)	(4)	—
From net realized gains	—	(18)	—	—
Premier
From net investment income	(137)	(150)	(1)	—
From net realized gains	—	(133)	—	—
Reserve
From net investment income	(201)	(354)	— (a)	—
From net realized gains	—	(365)	—	—
Service
From net investment income	—	—	(3)	—

Total distributions to shareholders	(682)	(3,029)	(141)	(702)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(675,205)	494,792	120,373	(309,071)

NET ASSETS:
Change in net assets	(674,549)	494,388	120,462	(308,815)
Beginning of period	19,206,961	18,712,573	2,838,740	3,147,555

End of period	$18,532,412	$19,206,961	$2,959,202	$2,838,740

Accumulated undistributed (distributions in excess of) net investment income	$—	$—	$4	$4

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$235	$616	$377	$692
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(1,005)	(1,559)	(1,158)	(3,297)

Change in net assets resulting from Class B capital transactions	$(770)	$(943)	$(781)	$(2,605)

Class C
Proceeds from shares issued	$22,832	$13,658	$137,742	$193,624
Distributions reinvested	1	1	18	36
Cost of shares redeemed	(9,559)	(14,565)	(146,280)	(227,948)

Change in net assets resulting from Class C capital transactions	$13,274	$(906)	$(8,520)	$(34,288)

Agency
Proceeds from shares issued	$174,169,230	$345,844,086	$424,213	$1,134,738
Distributions reinvested	143	1,250	3	70
Cost of shares redeemed	(172,260,022)	(346,332,128)	(456,525)	(1,147,396)

Change in net assets resulting from Agency capital transactions	$1,909,351	$(486,792)	$(32,309)	$(12,588)

Capital
Proceeds from shares issued	$351,637,959	$709,879,674	$8,217,704	$24,296,154
Distributions reinvested	9,163	48,612	751	4,055
Cost of shares redeemed	(358,462,611)	(717,272,180)	(7,478,210)	(24,479,435)

Change in net assets resulting from Capital capital transactions	$(6,815,489)	$(7,343,894)	$740,245	$(179,226)

Cash Management
Proceeds from shares issued	$1,073,779	$1,761,503	$—	$—
Distributions reinvested	34	64	—	—
Cost of shares redeemed	(1,100,492)	(1,586,738)	—	—

Change in net assets resulting from Cash Management capital transactions	$(26,679)	$174,829	$—	$—

Direct
Proceeds from shares issued	$977,840	$3,017,066	$—	$—
Distributions reinvested	— (a)	—	—	—
Cost of shares redeemed	(1,103,512)	(3,821,696)	—	—

Change in net assets resulting from Direct capital transactions	$(125,672)	$(804,630)	$—	$—

Eagle Class
Proceeds from shares issued	$282,533	$457,833	$—	$—
Distributions reinvested	20	2	—	—
Cost of shares redeemed	(340,165)	(865,182)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(57,612)	$(407,347)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$2,791,180	$2,424,691
Distributions reinvested	—	—	1,044	360
Cost of shares redeemed	—	—	(400,153)	(178,214)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$2,392,071	$2,246,837

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
IM (b)
Proceeds from shares issued	$—	$100	$—	$—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	—	—	—

Change in net assets resulting from IM capital transactions	$— (a)	$100	$—	$—

Institutional Class
Proceeds from shares issued	$75,534,654	$180,139,620	$14,849,355	$32,251,525
Distributions reinvested	1,423	9,506	89	663
Cost of shares redeemed	(71,692,788)	(183,422,734)	(14,845,405)	(33,961,063)

Change in net assets resulting from Institutional Class capital transactions	$3,843,289	$(3,273,608)	$4,039	$(1,708,875)

Investor
Proceeds from shares issued	$254,333	$282,108	$4,610,105	$6,770,318
Distributions reinvested	22	54	24	42
Cost of shares redeemed	(231,307)	(399,626)	(4,576,602)	(6,765,128)

Change in net assets resulting from Investor capital transactions	$23,048	$(117,464)	$33,527	$5,232

Morgan
Proceeds from shares issued	$71,248,568	$136,835,298	$4,592,049	$9,178,840
Distributions reinvested	65	134	116	262
Cost of shares redeemed	(71,064,944)	(136,952,855)	(4,525,029)	(9,682,725)

Change in net assets resulting from Morgan capital transactions	$183,689	$(117,423)	$67,136	$(503,623)

Premier
Proceeds from shares issued	$32,610,359	$78,807,284	$542,251	$880,077
Distributions reinvested	50	114	1	2
Cost of shares redeemed	(32,939,754)	(79,605,257)	(538,365)	(891,792)

Change in net assets resulting from Premier capital transactions	$(329,345)	$(797,859)	$3,887	$(11,713)

Reserve
Proceeds from shares issued	$48,607,160	$105,199,792	$21,810,206	$45,446,220
Distributions reinvested	51	112	1	3
Cost of shares redeemed	(48,657,416)	(105,277,809)	(21,811,416)	(45,518,102)

Change in net assets resulting from Reserve capital transactions	$(50,205)	$(77,905)	$(1,209)	$(71,879)

Service
Proceeds from shares issued	$1,003,992	$1,574,392	$11,778,032	$27,779,159
Distributions reinvested	81	177	2	2
Cost of shares redeemed	(722,687)	(1,430,740)	(11,767,204)	(27,817,574)

Change in net assets resulting from Service capital transactions	$281,386	$143,829	$10,830	$(38,413)

Total change in net assets resulting from capital transactions	$(1,151,735)	$(13,110,013)	$3,208,916	$(311,141)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class B
Issued	235	615	377	692
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1,005)	(1,559)	(1,158)	(3,297)

Change in Class B Shares	(770)	(944)	(781)	(2,605)

Class C
Issued	22,832	13,658	137,742	193,624
Reinvested	1	1	18	36
Redeemed	(9,559)	(14,564)	(146,280)	(227,948)

Change in Class C Shares	13,274	(905)	(8,520)	(34,288)

Agency
Issued	174,169,230	345,844,124	424,213	1,134,738
Reinvested	143	1,250	3	70
Redeemed	(172,260,022)	(346,332,128)	(456,525)	(1,147,396)

Change in Agency Shares	1,909,351	(486,754)	(32,309)	(12,588)

Capital
Issued	351,637,959	709,879,719	8,217,704	24,296,154
Reinvested	9,163	48,612	751	4,055
Redeemed	(358,462,611)	(717,271,923)	(7,478,210)	(24,479,435)

Change in Capital Shares	(6,815,489)	(7,343,592)	740,245	(179,226)

Cash Management
Issued	1,073,779	1,761,479	—	—
Reinvested	34	64	—	—
Redeemed	(1,100,492)	(1,586,738)	—	—

Change in Cash Management Shares	(26,679)	174,805	—	—

Direct
Issued	977,840	3,017,051	—	—
Reinvested	— (a)	—	—	—
Redeemed	(1,103,512)	(3,821,696)	—	—

Change in Direct Shares	(125,672)	(804,645)	—	—

Eagle Class
Issued	282,533	457,828	—	—
Reinvested	20	2	—	—
Redeemed	(340,165)	(865,182)	—	—

Change in Eagle Class Shares	(57,612)	(407,352)	—	—

E*Trade
Issued	—	—	2,791,180	2,424,691
Reinvested	—	—	1,044	360
Redeemed	—	—	(400,153)	(178,214)

Change in E*Trade Shares	—	—	2,392,071	2,246,837

IM (b)
Issued	—	100	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	—	—	—

Change in IM Shares	— (a)	100	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	75,534,654	180,138,915	14,849,355	32,251,525
Reinvested	1,423	9,506	89	663
Redeemed	(71,692,788)	(183,422,734)	(14,845,405)	(33,961,063)

Change in Institutional Class Shares	3,843,289	(3,274,313)	4,039	(1,708,875)

Investor
Issued	254,333	282,097	4,610,105	6,770,318
Reinvested	22	54	24	42
Redeemed	(231,307)	(399,626)	(4,576,602)	(6,765,128)

Change in Investor Shares	23,048	(117,475)	33,527	5,232

Morgan
Issued	71,248,568	136,835,647	4,592,049	9,178,840
Reinvested	65	134	116	262
Redeemed	(71,064,944)	(136,952,855)	(4,525,029)	(9,682,725)

Change in Morgan Shares	183,689	(117,074)	67,136	(503,623)

Premier
Issued	32,610,359	78,807,319	542,251	880,077
Reinvested	50	114	1	2
Redeemed	(32,939,754)	(79,605,153)	(538,365)	(891,792)

Change in Premier Shares	(329,345)	(797,720)	3,887	(11,713)

Reserve
Issued	48,607,160	105,199,771	21,810,206	45,446,220
Reinvested	51	112	1	3
Redeemed	(48,657,416)	(105,277,797)	(21,811,416)	(45,518,102)

Change in Reserve Shares	(50,205)	(77,914)	(1,209)	(71,879)

Service
Issued	1,003,992	1,574,336	11,778,032	27,779,159
Reinvested	81	177	2	2
Redeemed	(722,687)	(1,430,740)	(11,767,204)	(27,817,574)

Change in Service Shares	281,386	143,773	10,830	(38,413)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective May 31, 2012 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$—	$25
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(237)	(152)

Change in net assets resulting from Class B capital transactions	$—	$—	$(237)	$(127)

Class C
Proceeds from shares issued	$—	$—	$95,799	$116,849
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(90,941)	(120,501)

Change in net assets resulting from Class C capital transactions	$—	$—	$4,858	$(3,652)

Agency
Proceeds from shares issued	$111,316,382	$216,437,658	$34,973,507	$77,849,743
Distributions reinvested	37	32	—	1
Cost of shares redeemed	(109,730,392)	(215,245,329)	(35,476,746)	(75,978,317)

Change in net assets resulting from Agency capital transactions	$1,586,027	$1,192,361	$(503,239)	$1,871,427

Capital
Proceeds from shares issued	$138,991,027	$299,890,114	$—	$—
Distributions reinvested	728	1,902	—	—
Cost of shares redeemed	(141,784,794)	(305,197,947)	—	—

Change in net assets resulting from Capital capital transactions	$(2,793,039)	$(5,305,931)	$—	$—

Direct
Proceeds from shares issued	$475,493	$863,686	$1,569,729	$2,200,840
Cost of shares redeemed	(446,145)	(1,117,266)	(1,331,853)	(2,636,436)

Change in net assets resulting from Direct capital transactions	$29,348	$(253,580)	$237,876	$(435,596)

Eagle Class (b)
Proceeds from shares issued	$587,744	$2,748,844	$—	$100
Distributions reinvested	104	86	—	— (a)
Cost of shares redeemed	(850,437)	(529,518)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(262,589)	$2,219,412	$—	$100

IM (c)
Proceeds from shares issued	$1,742,840	$100	$8,109,396	$100
Distributions reinvested	— (a)	— (a)	—	— (a)
Cost of shares redeemed	(1,470,745)	—	(5,664,686)	—

Change in net assets resulting from IM capital transactions	$272,095	$100	$2,444,710	$100

Institutional Class
Proceeds from shares issued	$36,813,691	$132,821,190	$29,077,254	$71,792,727
Distributions reinvested	69	65	—	9
Cost of shares redeemed	(37,658,220)	(134,960,223)	(30,208,833)	(71,183,456)

Change in net assets resulting from Institutional Class capital transactions	$(844,460)	$(2,138,968)	$(1,131,579)	$609,280

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$1,798,209	$2,663,650	$451,678	$660,185
Distributions reinvested	238	198	—	— (a)
Cost of shares redeemed	(1,187,807)	(2,628,020)	(514,098)	(741,536)

Change in net assets resulting from Investor capital transactions	$610,640	$35,828	$(62,420)	$(81,351)

Morgan
Proceeds from shares issued	$42,075,022	$103,683,836	$24,539,306	$45,452,116
Distributions reinvested	32	38	—	— (a)
Cost of shares redeemed	(42,703,206)	(102,819,741)	(24,544,248)	(45,409,540)

Change in net assets resulting from Morgan capital transactions	$(628,152)	$864,133	$(4,942)	$42,576

Premier
Proceeds from shares issued	$29,895,208	$59,982,447	$15,760,241	$24,845,315
Distributions reinvested	18	16	—	— (a)
Cost of shares redeemed	(29,722,151)	(60,639,648)	(15,772,292)	(24,851,887)

Change in net assets resulting from Premier capital transactions	$173,075	$(657,185)	$(12,051)	$(6,572)

Reserve
Proceeds from shares issued	$3,093,292	$4,286,528	$20,811,385	$49,003,950
Distributions reinvested	1	— (a)	—	3
Cost of shares redeemed	(3,089,107)	(4,275,834)	(20,781,701)	(49,087,021)

Change in net assets resulting from Reserve capital transactions	$4,186	$10,694	$29,684	$(83,068)

Service
Proceeds from shares issued	$2,760,129	$5,713,454	$—	$—
Distributions reinvested	46	40	—	— (a)
Cost of shares redeemed	(2,776,554)	(5,670,624)	—	—

Change in net assets resulting from Service capital transactions	$(16,379)	$42,870	$—	$— (a)

Total change in net assets resulting from capital transactions	$(1,869,248)	$(3,990,266)	$1,002,660	$1,913,117

SHARE TRANSACTIONS:
Class B
Issued	—	—	—	25
Reinvested	—	—	—	— (a)
Redeemed	—	—	(237)	(152)

Change in Class B Shares	—	—	(237)	(127)

Class C
Issued	—	—	95,799	116,847
Reinvested	—	—	—	— (a)
Redeemed	—	—	(90,941)	(120,501)

Change in Class C Shares	—	—	4,858	(3,654)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Agency
Issued	111,316,382	216,437,658	34,973,507	77,849,743
Reinvested	37	32	—	1
Redeemed	(109,730,392)	(215,245,329)	(35,476,746)	(75,978,181)

Change in Agency Shares	1,586,027	1,192,361	(503,239)	1,871,563

Capital
Issued	138,991,027	299,890,114	—	—
Reinvested	728	1,902	—	—
Redeemed	(141,784,794)	(305,197,947)	—	—

Change in Capital Shares	(2,793,039)	(5,305,931)	—	—

Direct
Issued	475,493	863,686	1,569,729	2,200,798
Redeemed	(446,145)	(1,117,266)	(1,331,853)	(2,636,436)

Change in Direct Shares	29,348	(253,580)	237,876	(435,638)

Eagle Class (b)
Issued	587,744	2,748,844	—	100
Reinvested	104	86	—	— (a)
Redeemed	(850,437)	(529,518)	—	—

Change in Eagle Class Shares	(262,589)	2,219,412	—	100

IM (c)
Issued	1,742,840	100	8,109,396	100
Reinvested	— (a)	— (a)	—	— (a)
Redeemed	(1,470,745)	—	(5,664,686)	—

Change in IM Shares	272,095	100	2,444,710	100

Institutional Class
Issued	36,813,691	132,821,190	29,077,254	71,792,826
Reinvested	69	65	—	9
Redeemed	(37,658,220)	(134,960,223)	(30,208,833)	(71,183,456)

Change in Institutional Class Shares	(844,460)	(2,138,968)	(1,131,579)	609,379

Investor
Issued	1,798,209	2,663,650	451,678	660,127
Reinvested	238	198	—	— (a)
Redeemed	(1,187,807)	(2,628,020)	(514,098)	(741,497)

Change in Investor Shares	610,640	35,828	(62,420)	(81,370)

Morgan
Issued	42,075,022	103,683,836	24,539,306	45,452,048
Reinvested	32	38	—	— (a)
Redeemed	(42,703,206)	(102,819,741)	(24,544,248)	(45,409,540)

Change in Morgan Shares	(628,152)	864,133	(4,942)	42,508

Premier
Issued	29,895,208	59,982,447	15,760,241	24,845,242
Reinvested	18	16	—	— (a)
Redeemed	(29,722,151)	(60,639,648)	(15,772,292)	(24,851,887)

Change in Premier Shares	173,075	(657,185)	(12,051)	(6,645)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Reserve
Issued	3,093,292	4,286,528	20,811,385	49,003,922
Reinvested	1	— (a)	—	3
Redeemed	(3,089,107)	(4,275,834)	(20,781,701)	(49,087,021)

Change in Reserve Shares	4,186	10,694	29,684	(83,096)

Service
Issued	2,760,129	5,713,454	—	—
Reinvested	46	40	—	—	(a)
Redeemed	(2,776,554)	(5,670,624)	—	—

Change in Service Shares	(16,379)	42,870	—	—	(a)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective March 1, 2012.
(c)	Commencement of offering of class of shares effective May 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$543,689	$820,701	$60,423,273	$87,710,582
Distributions reinvested	1	2	—	10
Cost of shares redeemed	(543,850)	(1,348,226)	(61,181,609)	(86,939,603)

Change in net assets resulting from Agency capital transactions	$(160)	$(527,523)	$(758,336)	$770,989

Capital
Proceeds from shares issued	$—	$—	$13,032,068	$21,921,862
Distributions reinvested	—	—	—	51
Cost of shares redeemed	—	—	(13,002,037)	(20,450,398)

Change in net assets resulting from Capital capital transactions	$—	$—	$30,031	$1,471,515

Institutional Class
Proceeds from shares issued	$3,246,386	$8,148,550	$11,091,196	$19,207,470
Distributions reinvested	84	183	—	36
Cost of shares redeemed	(3,192,994)	(9,215,174)	(10,716,906)	(17,690,715)

Change in net assets resulting from Institutional Class capital transactions	$53,476	$(1,066,441)	$374,290	$1,516,791

Morgan
Proceeds from shares issued	$627,595	$2,080,930	$62,171,284	$112,082,906
Distributions reinvested	4	8	—	5
Cost of shares redeemed	(631,758)	(2,093,136)	(62,475,250)	(111,626,009)

Change in net assets resulting from Morgan capital transactions	$(4,159)	$(12,198)	$(303,966)	$456,902

Premier
Proceeds from shares issued	$385,023	$635,590	$28,133,418	$40,396,424
Distributions reinvested	5	17	—	3
Cost of shares redeemed	(343,477)	(778,610)	(28,210,125)	(40,518,304)

Change in net assets resulting from Premier capital transactions	$41,551	$(143,003)	$(76,707)	$(121,877)

Reserve
Proceeds from shares issued	$49,542	$121,014	$49,800	$121,047
Distributions reinvested	1	2	—	1
Cost of shares redeemed	(57,343)	(114,149)	(57,605)	(133,752)

Change in net assets resulting from Reserve capital transactions	$(7,800)	$6,867	$(7,805)	$(12,704)

Service
Distributions reinvested	$—	$—	$—	$— (a)
Change in net assets resulting from Service capital transactions	$—	$—	$—	$— (a)

Total change in net assets resulting from capital transactions	$82,908	$(1,742,298)	$(742,493)	$4,081,616

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Agency
Issued	543,689	820,701	60,423,273	87,710,582
Reinvested	1	2	—	10
Redeemed	(543,850)	(1,348,226)	(61,181,609)	(86,939,603)

Change in Agency Shares	(160)	(527,523)	(758,336)	770,989

Capital
Issued	—	—	13,032,068	21,921,862
Reinvested	—	—	—	51
Redeemed	—	—	(13,002,037)	(20,450,398)

Change in Capital Shares	—	—	30,031	1,471,515

Institutional Class
Issued	3,246,386	8,148,550	11,091,196	19,207,470
Reinvested	84	183	—	36
Redeemed	(3,192,994)	(9,215,174)	(10,716,906)	(17,690,715)

Change in Institutional Class Shares	53,476	(1,066,441)	374,290	1,516,791

Morgan
Issued	627,595	2,080,930	62,171,284	112,082,906
Reinvested	4	8	—	5
Redeemed	(631,758)	(2,093,136)	(62,475,250)	(111,626,009)

Change in Morgan Shares	(4,159)	(12,198)	(303,966)	456,902

Premier
Issued	385,023	635,590	28,133,418	40,396,424
Reinvested	5	17	—	3
Redeemed	(343,477)	(778,610)	(28,210,125)	(40,518,304)

Change in Premier Shares	41,551	(143,003)	(76,707)	(121,877)

Reserve
Issued	49,542	121,014	49,800	121,047
Reinvested	1	2	—	1
Redeemed	(57,343)	(114,149)	(57,605)	(133,752)

Change in Reserve Shares	(7,800)	6,867	(7,805)	(12,704)

Service
Reinvested	—	—	—	— (a)

Change in Service Shares	—	—	—	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$880,531	$1,774,224	$387,554	$626,810
Distributions reinvested	2	12	— (a)	5
Cost of shares redeemed	(924,240)	(2,056,865)	(353,487)	(683,050)

Change in net assets resulting from Agency capital transactions	$(43,707)	$(282,629)	$34,067	$(56,235)

Direct
Distributions reinvested	$— (a)	$— (a)	$—	$—

Change in net assets resulting from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$594,407	$1,222,097	$—	$—
Distributions reinvested	67	197	—	—
Cost of shares redeemed	(590,496)	(887,083)	—	—

Change in net assets resulting from Eagle Class capital transactions	$3,978	$335,211	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$281,699	$687,643
Distributions reinvested	—	—	96	175
Cost of shares redeemed	—	—	(227,500)	(550,624)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$54,295	$137,194

Institutional Class
Proceeds from shares issued	$17,711,190	$34,064,282	$186,981	$766,817
Distributions reinvested	34	311	32	420
Cost of shares redeemed	(17,704,775)	(35,138,630)	(163,543)	(1,113,146)

Change in net assets resulting from Institutional Class capital transactions	$6,449	$(1,074,037)	$23,470	$(345,909)

Morgan
Proceeds from shares issued	$14,066,413	$29,292,037	$948,952	$1,646,385
Distributions reinvested	5	18	3	—
Cost of shares redeemed	(14,121,364)	(29,266,065)	(936,722)	(1,624,458)

Change in net assets resulting from Morgan capital transactions	$(54,946)	$25,990	$12,233	$21,927

Premier
Proceeds from shares issued	$13,878,584	$19,703,180	$46,839	$105,546
Distributions reinvested	4	11	1	—
Cost of shares redeemed	(14,104,725)	(17,677,282)	(54,597)	(132,309)

Change in net assets resulting from Premier capital transactions	$(226,137)	$2,025,909	$(7,757)	$(26,763)

Reserve
Proceeds from shares issued	$17,682,760	$35,370,956	$5,374,308	$9,519,776
Distributions reinvested	11	34	— (a)	—
Cost of shares redeemed	(18,043,613)	(35,906,642)	(5,374,479)	(9,529,243)

Change in net assets resulting from Reserve capital transactions	$(360,842)	$(535,652)	$(171)	$(9,467)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$1,775,620	$4,471,217
Distributions reinvested	—	—	3	—
Cost of shares redeemed	—	—	(1,771,387)	(4,501,035)

Change in net assets resulting from Service capital transactions	$—	$—	$4,236	$(29,818)

Total change in net assets resulting from capital transactions	$(675,205)	$494,792	$120,373	$(309,071)

SHARE TRANSACTIONS:
Agency
Issued	880,531	1,774,224	387,554	626,800
Reinvested	2	12	— (a)	5
Redeemed	(924,240)	(2,056,865)	(353,487)	(683,050)

Change in Agency Shares	(43,707)	(282,629)	34,067	(56,245)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class
Issued	594,407	1,222,097	—	—
Reinvested	67	197	—	—
Redeemed	(590,496)	(887,083)	—	—

Change in Eagle Class Shares	3,978	335,211	—	—

E*Trade
Issued	—	—	281,699	687,704
Reinvested	—	—	96	175
Redeemed	—	—	(227,500)	(550,554)

Change in E*Trade Shares	—	—	54,295	137,325

Institutional Class
Issued	17,711,190	34,064,282	186,981	766,631
Reinvested	34	311	32	420
Redeemed	(17,704,775)	(35,138,630)	(163,543)	(1,113,103)

Change in Institutional Class Shares	6,449	(1,074,037)	23,470	(346,052)

Morgan
Issued	14,066,413	29,292,037	948,952	1,646,426
Reinvested	5	18	3	—
Redeemed	(14,121,364)	(29,266,065)	(936,722)	(1,624,450)

Change in Morgan Shares	(54,946)	25,990	12,233	21,976

Premier
Issued	13,878,584	19,703,180	46,839	105,532
Reinvested	4	11	1	—
Redeemed	(14,104,725)	(17,677,282)	(54,597)	(132,309)

Change in Premier Shares	(226,137)	2,025,909	(7,757)	(26,777)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Reserve
Issued	17,682,760	35,370,956	5,374,308	9,519,803
Reinvested	11	34	— (a)	—
Redeemed	(18,043,613)	(35,906,642)	(5,374,479)	(9,529,243)

Change in Reserve Shares	(360,842)	(535,652)	(171)	(9,440)

Service
Issued	—	—	1,775,620	4,471,179
Reinvested	—	—	3	—
Redeemed	—	—	(1,771,387)	(4,501,035)

Change in Service Shares	—	—	4,236	(29,856)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Class C
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Agency
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Cash Management
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,116	0.24%		0.01%		1.16%
1.00	0.01		1,886	0.33		0.01		1.16
1.00	0.01		2,829	0.29		0.01		1.16
1.00	0.01		4,473	0.31		0.01		1.16
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17
1.00	1.62		13,709	0.99	(f)	1.52		1.17

1.00	0.01		22,361	0.24		0.01		1.16
1.00	0.01		9,087	0.32		0.01		1.16
1.00	0.01		9,993	0.29		0.01		1.16
1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17
1.00	1.62		11,057	0.99	(f)	1.52		1.17

1.00	0.01		9,441,848	0.24		0.02		0.31
1.00	0.08		7,532,479	0.26		0.08		0.31
1.00	0.04		8,019,311	0.26		0.04		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32
1.00	2.34		14,591,611	0.27	(g)	2.27		0.32

1.00	0.04		61,326,256	0.18		0.07		0.21
1.00	0.16		68,141,597	0.18		0.16		0.21
1.00	0.12		75,485,880	0.18		0.12		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(g)	0.35		0.22
1.00	2.44		82,462,192	0.18	(f)	2.30		0.22

1.00	0.01		675,763	0.24		0.01		0.96
1.00	0.01		702,440	0.32		0.01		0.96
1.00	0.01		527,614	0.29		0.01		0.96
1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(g)	0.00	(e)	0.97
1.00	1.63		334,078	0.97	(g)	1.52		0.97

1.00	0.01		628,524	0.24		0.01		0.31
1.00	0.04		754,195	0.30		0.04		0.31
1.00	0.02		1,558,831	0.28		0.02		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 10, 2010 (h) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Investor
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$373,558	0.24%		0.01%		0.71%
1.00	0.01		431,169	0.35		0.01		0.71
1.00	0.01		838,513	0.29		0.01		0.71
1.00	0.01		1,207,045	0.41		0.01		0.88

1.00	0.05		100	0.16		0.09		0.16
1.00	0.12		100	0.16		0.16		0.16

1.00	0.02		27,339,096	0.21		0.04		0.26
1.00	0.13		23,495,745	0.21		0.13		0.26
1.00	0.09		26,769,490	0.21		0.09		0.26
1.00	0.12		29,886,053	0.21		0.11		0.26
1.00	0.32		39,053,068	0.22	(g)	0.32		0.27
1.00	2.40		45,721,168	0.22	(f)	2.28		0.27

1.00	0.01		426,380	0.24		0.01		0.51
1.00	0.01		403,330	0.33		0.01		0.51
1.00	0.01		520,797	0.29		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,733,580	0.24		0.01		0.51
1.00	0.01		2,549,889	0.33		0.01		0.51
1.00	0.01		2,667,326	0.29		0.01		0.51
1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52
1.00	2.09		7,939,483	0.52	(f)	2.05		0.52

1.00	0.01		2,210,786	0.24		0.01		0.46
1.00	0.01		2,540,125	0.33		0.01		0.46
1.00	0.01		3,338,000	0.29		0.01		0.46
1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47
1.00	2.14		10,888,362	0.47	(f)	2.08		0.47

1.00	0.01		1,398,879	0.24		0.01		0.71
1.00	0.01		1,449,080	0.32		0.01		0.71
1.00	0.01		1,526,992	0.29		0.01		0.71
1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72
1.00	1.89		3,927,075	0.72	(f)	1.74		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Service
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,845,130	0.24%	0.01%		1.06%
1.00	0.01		1,563,743	0.32	0.01		1.06
1.00	0.01		1,419,924	0.29	0.01		1.06
1.00	0.01		1,088,239	0.31	0.01		1.06
1.00	0.00	(e)	1,007,290	0.32	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Class C
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Agency
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

E*Trade
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
January 8, 2009 (h) through February 28, 2009	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.
(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,862	0.24%		0.01%		1.17%
1.00	0.01		3,643	0.35		0.01		1.17
1.00	0.01		6,248	0.30		0.01		1.17
1.00	0.02		9,102	0.33		0.01		1.17
1.00	0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18
1.00	1.71		34,781	0.99	(f)	1.57		1.19

1.00	0.01		355,926	0.24		0.01		1.17
1.00	0.01		364,445	0.34		0.01		1.17
1.00	0.01		398,734	0.30		0.01		1.17
1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18
1.00	1.71		468,725	0.98	(g)	1.74		1.18

1.00	0.01		90,078	0.24		0.02		0.32
1.00	0.09		122,386	0.26		0.09		0.32
1.00	0.05		134,975	0.26		0.05		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(f)	0.31		0.33
1.00	2.43		451,480	0.27	(g)	2.42		0.33

1.00	0.04		3,546,478	0.18		0.07		0.22
1.00	0.17		2,806,226	0.18		0.17		0.22
1.00	0.13		2,985,462	0.18		0.13		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(f)	0.39		0.23
1.00	2.53		3,953,504	0.18	(f)	2.40		0.23

1.00	0.03		4,838,725	0.20		0.05		1.07
1.00	0.05		2,446,643	0.27		0.05		1.07
1.00	0.05		199,806	0.26		0.05		1.07
1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06
1.00	0.06		1,761	1.03	(i)	0.21		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Investor
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.
(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$2,538,469	0.21%		0.04%	0.27%
1.00	0.14	2,534,423	0.21		0.14	0.27
1.00	0.10	4,243,305	0.21		0.10	0.27
1.00	0.14	2,183,936	0.21		0.13	0.27
1.00	0.36	2,438,682	0.22	(f)	0.33	0.28
1.00	2.49	2,047,234	0.22	(f)	2.36	0.28

1.00	0.01	601,210	0.24		0.01	0.52
1.00	0.01	567,682	0.34		0.01	0.52
1.00	0.01	562,453	0.30		0.01	0.52
1.00	0.02	491,592	0.33		0.01	0.52
1.00	0.12	572,388	0.47	(f)	0.14	0.53
1.00	2.17	714,135	0.52	(g)	2.16	0.53

1.00	0.01	2,539,408	0.24		0.01	0.62
1.00	0.01	2,472,266	0.34		0.01	0.62
1.00	0.01	2,975,898	0.30		0.01	0.62
1.00	0.02	2,964,774	0.33		0.01	0.62
1.00	0.09	3,141,289	0.49	(f)	0.09	0.63
1.00	2.09	3,567,073	0.60	(g)	2.05	0.63

1.00	0.01	158,661	0.24		0.01	0.47
1.00	0.01	154,775	0.34		0.01	0.47
1.00	0.01	166,487	0.30		0.01	0.47
1.00	0.02	231,302	0.33		0.01	0.47
1.00	0.15	317,407	0.44	(f)	0.16	0.48
1.00	2.23	660,906	0.46	(g)	2.27	0.48

1.00	0.01	176,823	0.24		0.01	0.72
1.00	0.01	178,029	0.34		0.01	0.72
1.00	0.01	249,909	0.30		0.01	0.72
1.00	0.02	286,293	0.33		0.01	0.72
1.00	0.05	380,945	0.57	(f)	0.07	0.73
1.00	1.98	832,849	0.71	(g)	2.09	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Service
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.
(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$128,844	0.24%		0.01%		1.07%
1.00	0.01		118,015	0.34		0.01		1.07
1.00	0.01		156,429	0.30		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(e)	352,780	0.64	(f)	0.00	(e)	1.08
1.00	1.62		768,490	1.07	(f)	1.43		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
March 1, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$11,298,356	0.11%		0.01%		0.31%
1.00	0.00	(e)	9,712,330	0.17		0.00	(e)	0.31
1.00	0.01		8,520,118	0.12		0.01		0.31
1.00	0.02		7,720,013	0.24		0.00	(e)	0.31
1.00	0.13		8,057,013	0.26		0.14		0.31
1.00	1.81		12,778,607	0.27	(f)	1.60		0.32

1.00	0.01		25,419,185	0.10		0.01		0.21
1.00	0.01		28,211,844	0.16		0.01		0.21
1.00	0.01		33,517,276	0.12		0.01		0.21
1.00	0.08		34,776,795	0.18		0.06		0.21
1.00	0.21		38,504,450	0.17		0.22		0.21
1.00	1.92		53,014,849	0.18	(g)	1.58		0.22

1.00	0.01		421,686	0.10		0.01		0.31
1.00	0.00	(e)	392,336	0.17		0.00	(e)	0.31
1.00	0.01		645,927	0.12		0.01		0.31
1.00	0.02		377,821	0.24		0.00	(e)	0.31
1.00	0.01		88,599	0.27		0.01		0.30

1.00	0.01		1,956,808	0.11		0.01		0.71
1.00	0.01		2,219,405	0.16		0.01		0.71

1.00	0.01		272,203	0.09		0.01		0.16
1.00	0.02		100	0.15		0.03		0.16

1.00	0.01		7,419,544	0.11		0.01		0.26
1.00	0.00	(e)	8,263,941	0.17		0.00	(e)	0.26
1.00	0.01		10,402,935	0.12		0.01		0.26
1.00	0.05		11,591,430	0.21		0.03		0.26
1.00	0.18		19,839,937	0.21		0.18		0.26
1.00	1.88		24,864,451	0.22	(g)	1.56		0.27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$5,048,007	0.11%		0.01%		0.51%
1.00	0.00	(e)	4,437,341	0.17		0.00	(e)	0.51
1.00	0.01		4,401,603	0.12		0.01		0.51
1.00	0.02		3,266,727	0.24		0.00	(e)	0.51
1.00	0.00		3,438,538	0.25		0.00	(e)	0.50

1.00	0.01		2,167,085	0.11		0.01		0.61
1.00	0.00	(e)	2,795,260	0.17		0.00	(e)	0.61
1.00	0.01		1,931,164	0.13		0.01		0.61
1.00	0.02		2,381,884	0.24		0.00	(e)	0.61
1.00	0.01		2,307,416	0.41		0.01		0.61
1.00	1.48		4,990,436	0.60	(f)	1.39		0.62

1.00	0.01		4,357,369	0.11		0.01		0.46
1.00	0.00	(e)	4,184,299	0.17		0.00	(e)	0.46
1.00	0.01		4,841,573	0.12		0.01		0.46
1.00	0.02		4,769,530	0.24		0.00	(e)	0.46
1.00	0.04		5,162,992	0.35		0.03		0.46
1.00	1.62		3,389,001	0.46	(f)	1.47		0.47

1.00	0.01		38,708	0.11		0.01		0.71
1.00	0.00	(e)	34,522	0.17		0.00	(e)	0.71
1.00	0.01		23,828	0.14		0.00	(e)	0.71
1.00	0.02		44,382	0.24		0.00	(e)	0.71
1.00	0.00	(e)	65,425	0.43		0.00	(e)	0.71
1.00	1.37		181,072	0.71	(f)	1.47		0.71

1.00	0.01		894,174	0.11		0.01		1.06
1.00	0.00	(e)	910,554	0.17		0.00	(e)	1.06
1.00	0.01		867,708	0.13		0.00	(e)	1.06
1.00	0.02		561,970	0.24		0.00	(e)	1.06
1.00	0.00		495,606	0.39		0.00	(e)	1.06
1.00	1.04		597,506	1.00	(f)	0.44		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Class C
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Agency
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
March 1, 2012 (h) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$152	0.10%		0.00%		1.16%
1.00	0.00	(e)	389	0.15		0.00	(e)	1.16
1.00	0.00	(e)	515	0.09		0.00	(e)	1.16
1.00	0.01		617	0.21		0.00	(e)	1.16
1.00	0.00		1,192	0.28	(f)	0.00	(e)	1.16
1.00	0.58		1,814	0.69	(g)	0.46		1.17

1.00	0.00		190,411	0.09		0.00		1.16
1.00	0.00	(e)	185,554	0.15		0.00	(e)	1.16
1.00	0.00	(e)	189,206	0.09		0.00	(e)	1.16
1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00		91,807	0.30	(f)	0.00	(e)	1.17
1.00	0.58		161,891	0.68	(g)	0.44		1.18

1.00	0.00		2,366,393	0.09		0.00		0.31
1.00	0.00	(e)	2,869,561	0.15		0.00		0.31
1.00	0.00	(e)	998,134	0.09		0.00	(e)	0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(f)	0.05		0.31
1.00	1.05		2,824,679	0.28	(g)	0.72		0.33

1.00	0.00		1,872,449	0.09		0.00		0.31
1.00	0.00	(e)	1,634,584	0.15		0.00		0.31
1.00	0.00	(e)	2,070,205	0.08		0.00	(e)	0.31
1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)	916,720	0.18		0.00	(e)	0.30

1.00	0.00		100	0.09		0.00		0.71
1.00	0.00	(e)	100	0.15		0.00		0.71

1.00	0.00		2,444,921	0.08		0.00		0.16
1.00	0.01		100	0.14		0.02		0.16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Investor
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$6,424,255	0.09%		0.00%		0.26%
1.00	0.00	(e)	7,555,937	0.15		0.00	(e)	0.26
1.00	0.00	(e)	6,946,570	0.08		0.00	(e)	0.26
1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08		7,994,678	0.20	(f)	0.09		0.26
1.00	1.12		12,044,908	0.22	(g)	0.73		0.28

1.00	0.00		238,004	0.09		0.00		0.51
1.00	0.00	(e)	300,429	0.15		0.00		0.51
1.00	0.00	(e)	381,781	0.08		0.00	(e)	0.51
1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)	861,277	0.29	(f)	0.00	(e)	0.52
1.00	0.84		1,126,084	0.49	(f)	0.84		0.52

1.00	0.00		592,167	0.09		0.00		0.61
1.00	0.00	(e)	597,117	0.15		0.00	(e)	0.61
1.00	0.00	(e)	554,548	0.10		0.00	(e)	0.61
1.00	0.01		875,074	0.21		0.00	(e)	0.61
1.00	0.00	(e)	981,399	0.29	(f)	0.00	(e)	0.61
1.00	0.79		1,648,642	0.53	(g)	0.75		0.62

1.00	0.00		599,614	0.09		0.00		0.46
1.00	0.00	(e)	611,667	0.15		0.00	(e)	0.46
1.00	0.00	(e)	618,249	0.09		0.00	(e)	0.46
1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)	860,500	0.28	(f)	0.00	(e)	0.46
1.00	0.88		1,393,368	0.45	(g)	0.77		0.47

1.00	0.00		945,578	0.09		0.00		0.71
1.00	0.00	(e)	915,908	0.15		0.00	(e)	0.71
1.00	0.00	(e)	998,994	0.09		0.00	(e)	0.71
1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(e)	1,223,618	0.29	(f)	0.00	(e)	0.71
1.00	0.72		2,020,603	0.57	(g)	0.54		0.73

1.00	0.00		100	0.09		0.00		1.06
1.00	0.00	(e)	100	0.15		0.00	(e)	1.06
1.00	0.00	(e)	100	0.09		0.00	(e)	1.06
1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00		100	0.21		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$258,481	0.09%		0.01%		0.34%
1.00	0.01		258,642	0.11		0.01		0.33
1.00	0.00	(e)	786,165	0.11		0.00	(e)	0.33
1.00	0.02		1,070,681	0.22		0.00	(e)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31
1.00	1.76		1,583,121	0.28	(f)	1.50		0.32

1.00	0.01		3,312,879	0.09		0.01		0.29
1.00	0.01		3,259,389	0.12		0.01		0.28
1.00	0.00	(e)	4,325,820	0.10		0.00	(e)	0.28
1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16		9,147,745	0.21	(g)	0.18		0.26
1.00	1.82		18,216,366	0.21	(g)	1.70		0.27

1.00	0.01		123,765	0.08		0.02		0.64
1.00	0.01		127,920	0.12		0.01		0.63
1.00	0.00	(e)	140,119	0.11		0.00	(e)	0.63
1.00	0.02		260,943	0.22		0.00	(e)	0.61
1.00	0.00	(e)	171,067	0.38	(g)	0.00	(e)	0.61
1.00	1.42		271,793	0.60	(g)	1.42		0.62

1.00	0.01		334,045	0.09		0.01		0.49
1.00	0.01		292,491	0.12		0.01		0.48
1.00	0.00	(e)	435,501	0.11		0.00	(e)	0.48
1.00	0.02		669,328	0.22		0.00	(e)	0.46
1.00	0.02		872,798	0.37	(g)	0.03		0.46
1.00	1.57		1,648,481	0.46	(g)	1.47		0.47

1.00	0.01		10,430	0.09		0.01		0.74
1.00	0.01		18,231	0.12		0.01		0.73
1.00	0.00	(e)	11,368	0.09		0.01		0.73
1.00	0.02		6,455	0.23		0.00	(e)	0.71
1.00	0.00	(e)	107,259	0.38		0.00	(e)	0.71
1.00	1.32		74,937	0.70	(f)	1.06		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,927,556	0.08%	0.00%		0.31%
1.00	0.00	(e)	2,685,908	0.10	0.00		0.31
1.00	0.00	(e)	1,914,902	0.06	0.00	(e)	0.31
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31
1.00	0.00	(e)	1,522,013	0.19	0.00	(e)	0.30
1.00	1.03		2,172,668	0.25	0.97		0.31

1.00	0.00		9,756,261	0.07	0.00		0.21
1.00	0.00	(e)	9,726,191	0.10	0.00		0.21
1.00	0.00	(e)	8,254,673	0.05	0.00	(e)	0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05		6,104,553	0.14	0.05		0.20
1.00	1.13		7,615,191	0.16	1.12		0.21

1.00	0.00		9,137,891	0.07	0.00		0.26
1.00	0.00	(e)	8,763,499	0.10	0.00	(e)	0.26
1.00	0.00	(e)	7,246,605	0.06	0.00	(e)	0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02		4,975,391	0.17	0.03		0.25
1.00	1.09		12,766,575	0.20	1.06		0.26

1.00	0.00		1,665,407	0.08	0.00		0.61
1.00	0.00	(e)	1,969,401	0.10	0.00	(e)	0.61
1.00	0.00	(e)	1,512,492	0.05	0.00	(e)	0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00		1,313,218	0.19	0.00	(e)	0.60
1.00	0.77		2,103,069	0.53	0.75		0.61

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,284,345	0.08%	0.00%		0.46%
1.00	0.00	(e)	1,361,053	0.10	0.00	(e)	0.46
1.00	0.00	(e)	1,482,938	0.06	0.00	(e)	0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00		1,974,357	0.19	0.00	(e)	0.45
1.00	0.87		3,629,348	0.41	0.80		0.46

1.00	0.00		49,171	0.08	0.00		0.71
1.00	0.00	(e)	56,977	0.10	0.00	(e)	0.71
1.00	0.00	(e)	69,684	0.05	0.01		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00		309,357	0.22	0.00	(e)	0.70
1.00	0.68		4,920,380	0.59	0.63		0.71

1.00	0.00		100	0.08	0.00		1.06
1.00	0.00	(e)	100	0.10	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00	(e)	1.06
1.00	0.01		100	0.16	0.00	(e)	1.06
1.00	0.00		100	0.16	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (g) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$366,858	0.15%		0.00	%(e)	0.31%
1.00	0.01		410,555	0.21		0.00	(e)	0.31
1.00	0.01		693,197	0.21		0.01		0.31
1.00	0.08		791,812	0.26		0.04		0.31
1.00	0.16		1,062,442	0.28	(f)	0.17		0.32
1.00	1.64		1,412,071	0.28	(f)	1.57		0.33

1.00	0.00	(e)	100	0.14		0.01		0.31
1.00	0.01		100	0.21		0.00	(e)	0.31
1.00	0.01		100	0.22		0.00	(e)	0.31
1.00	0.05		100	0.29		0.01		0.31
1.00	0.02		100	0.30	(f)	0.04		0.31

1.00	0.01		1,367,644	0.14		0.01		0.71
1.00	0.02		1,363,619	0.20		0.01		0.71
1.00	0.02		1,028,433	0.21		0.01		0.71
1.00	0.03		1,131,461	0.36		0.01		0.87

1.00	0.00	(e)	5,294,940	0.14		0.01		0.26
1.00	0.03		5,288,309	0.20		0.02		0.26
1.00	0.03		6,362,480	0.19		0.03		0.26
1.00	0.13		10,925,258	0.21		0.09		0.26
1.00	0.22		11,805,037	0.23	(f)	0.23		0.28
1.00	1.70		13,741,504	0.22	(f)	1.72		0.27

1.00	0.00	(e)	393,584	0.14		0.01		0.61
1.00	0.01		448,515	0.21		0.00	(e)	0.61
1.00	0.01		422,534	0.22		0.00	(e)	0.61
1.00	0.03		535,623	0.30		0.00	(e)	0.61
1.00	0.02		538,168	0.45	(h)	0.03		0.63
1.00	1.30		920,327	0.61	(f)	1.25		0.62

1.00	0.00	(e)	4,665,080	0.14		0.01		0.46
1.00	0.01		4,891,040	0.21		0.00	(e)	0.46
1.00	0.01		2,865,171	0.22		0.00	(e)	0.46
1.00	0.03		2,710,731	0.30		0.00	(e)	0.46
1.00	0.05		3,386,375	0.41	(h)	0.06		0.48
1.00	1.45		5,420,621	0.47	(f)	1.40		0.47

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$6,444,206	0.14%		0.01%		0.71%
1.00	0.01		6,804,823	0.21		0.00	(e)	0.71
1.00	0.01		7,340,658	0.22		0.00	(e)	0.71
1.00	0.03		6,317,759	0.30		0.00	(e)	0.71
1.00	0.00	(e)	6,223,699	0.45	(f)	0.01		0.73
1.00	1.19		8,490,457	0.72	(f)	1.17		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

E*Trade
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.00	%(e)	$98,851	0.22%		0.01%		0.32%
1.00	0.04		64,782	0.26		0.04		0.32
1.00	0.07		121,010	0.26		0.06		0.32
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(f)	0.28		0.33
1.00	1.78		72,466	0.28	(g)	1.69		0.34

1.00	0.01		1,928,503	0.21		0.01		1.07
1.00	0.01		1,874,152	0.28		0.01		1.07
1.00	0.01		1,736,816	0.31		0.01		1.07
1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(g)	0.01		1.09
1.00	1.06		1,370,189	0.99	(g)	1.08		1.09

1.00	0.01		226,476	0.19		0.03		0.27
1.00	0.08		202,999	0.21		0.09		0.27
1.00	0.11		548,856	0.21		0.12		0.27
1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(f)	0.34		0.28
1.00	1.84		465,898	0.22	(g)	1.83		0.29

1.00	0.00	(e)	368,394	0.22		0.00	(e)	0.62
1.00	0.00		356,149	0.29		0.00	(e)	0.62
1.00	0.00	(e)	334,195	0.32		0.00	(e)	0.62
1.00	0.01		320,868	0.37		0.00	(e)	0.62
1.00	0.11		351,200	0.54	(g)	0.12		0.64
1.00	1.45		430,604	0.61	(g)	1.41		0.64

1.00	0.00	(e)	44,279	0.22		0.00	(e)	0.47
1.00	0.00		52,034	0.29		0.00	(e)	0.47
1.00	0.00	(e)	78,792	0.32		0.00	(e)	0.47
1.00	0.01		113,158	0.37		0.00	(e)	0.47
1.00	0.20		165,573	0.44	(f)	0.14		0.48
1.00	1.59		76,975	0.47	(g)	1.60		0.49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.00	%(e)	$45,081	0.22%		0.00	%(e)	0.72%
1.00	0.00		45,250	0.30		0.00		0.72
1.00	0.00	(e)	54,714	0.32		0.00	(e)	0.72
1.00	0.01		59,602	0.37		0.00	(e)	0.72
1.00	0.06		125,114	0.59	(f)	0.06		0.74
1.00	1.34		137,957	0.71	(g)	1.36		0.74

1.00	0.00	(e)	247,618	0.22		0.00	(e)	1.07
1.00	0.00		243,374	0.29		0.00		1.07
1.00	0.00	(e)	273,172	0.32		0.00	(e)	1.07
1.00	0.01		313,757	0.37		0.00	(e)	1.07
1.00	0.00	(e)	414,008	0.49	(g)	0.00	(e)	1.07
1.00	1.01		89,126	1.03	(h)	0.78		1.10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

* IM Shares commenced operations on May 31, 2012, for Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

** Eagle Class Shares commenced operations on March 1, 2012, for U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$108,615,141	$—	$108,615,141

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$15,086,728	$—	$15,086,728

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$59,262,954	$—	$59,262,954

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$14,398,329	$—	$14,398,329

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,023,942	$—	$4,023,942

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$23,802,827	$—	$23,802,827

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,066,018	$—	$19,066,018

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$2,931,545	$—	$2,931,545

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers between any levels during the six months ended August 31, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	125

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$3,400,000	3.1%
Liquid Assets Money Market Fund	442,000	2.9
U.S. Government Money Market Fund	1,700,000	2.9
U.S. Treasury Plus Money Market Fund	300,000	1.9
Tax Free Money Market Fund	77,865	0.4
Municipal Money Market Fund	120,025	4.1

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Advisor, acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2013, the Distributor retained the following amounts (in thousands):

	CDSC
Prime Money Market Fund	$—	(a)
Liquid Assets Money Market Fund	1
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2013. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$163	$—	$18,971	$19,134
Liquid Assets Money Market Fund	29	150	3,585	3,764
U.S. Government Money Market Fund	142	—	8,938	9,080
U.S. Treasury Plus Money Market Fund	34	—	2,856	2,890
Federal Money Market Fund	—	—	1,427	1,427
100% U.S. Treasury Securities Money Market Fund	35	—	4,423	4,458
Tax Free Money Market Fund	—	—	2,071	2,071
Municipal Money Market Fund	7	22	888	917

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$—	$—	$12,103	$8,999	$21,102
Liquid Assets Money Market Fund	1	—	8,467	15,689	24,157
U.S. Government Money Market Fund	18,016	312	31,908	6,851	57,087
U.S. Treasury Plus Money Market Fund	5,201	675	7,258	2,128	15,262
Federal Money Market Fund	1,517	438	1,097	87	3,139
100% U.S. Treasury Securities Money Market Fund	8,565	1,429	9,238	978	20,210
Tax Free Money Market Fund	3,213	32	18,833	10,132	32,210
Municipal Money Market Fund	32	—	2,671	6,757	9,460

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2013 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$5	$2
Class C	56	18
Agency	—	6,365
Capital	—	15,694
Cash Management	1,757	1,054
Direct	—	556
Eagle Class	509	611
Institutional Class	—	12,860
Investor	—	780
Morgan	—	4,401
Premier	—	3,709
Reserve	1,784	2,141
Service	4,892	2,446

	$9,003	$50,637

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Class B	$12		$4
Class C	1,324		441
Agency	—		77
Capital	—		747
E*Trade	12,535		6,268
Institutional Class	—		1,301
Investor	—		1,041
Morgan	1,238		4,335
Premier	—		175
Reserve	250		300
Service	373		187

	$15,732		$14,876

U.S. Government Money Market Fund
Agency	$—		$8,113
Capital	—		6,773
Direct	—		334
Eagle Class	2,635		3,162
Institutional Class	—		3,615
Investor	—		8.329
Morgan	1,371		4,797
Premier	—		6,530
Reserve	52		63
Service	2,794		1,397

	$6,852		$43,113

U.S. Treasury Plus Money Market Fund
Class B	$1		$—	(a)
Class C	699		233
Agency	—		1,783
Direct	—		1,232
Eagle Class	—	(a)	—	(a)
Institutional Class	—		3,539
Investor	—		513
Morgan	293		1,025
Premier	—		884
Reserve	1,136		1,364
Service	—	(a)	—	(a)

	$2,129		$10,573

Federal Money Market Fund
Agency	$—		$197
Institutional Class	—		1,603
Morgan	55		193
Premier	—		491
Reserve	33		39

	$88		$2,523

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,714
Capital	—		2,352
Institutional Class	—		4,278
Morgan	908		3,177
Premier	—		2,056
Reserve	70		84
Service	—		—

	$978		$13,661

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Distribution	Shareholder Servicing
Tax Free Money Market Fund
Agency	$—	$303
Direct	—	—
Eagle Class	1,681	2,018
Institutional Class	—	2,593
Morgan	213	746
Premier	—	6,812
Reserve	8,238	9,885

	$10,132	$22,357

Municipal Money Market Fund
Agency	$—	$44
E*Trade	5,781	2,890
Institutional Class	—	117
Morgan	176	617
Premier	—	68
Reserve	55	65
Service	745	373

	$6,757	$4,174

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Funds did not have post-enactment net capital loss carryforwards.

At February 28, 2013, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Municipal Money Market Fund	$154

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

As of August 31, 2013, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the six months ended August 31, 2013, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$29,581	1	$6

Interest earned, if any, as a result of lending money to another fund as of August 31, 2013 is included in Income from interfund lending (net) in the Statements of Operations.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the Liquid Assets Money Market Fund, Municipal Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund.

In addition, Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Municipal Money Market Fund, Federal Money Market Fund and Tax Free Money Market Fund each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, MARCH 1, 2013, and continued to hold your shares at the end of the reporting period, AUGUST 31, 2013

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.21	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class C
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Agency
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Capital
Actual	1,000.00	1,000.40	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Cash Management
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Direct
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Eagle Class
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
IM
Actual	1,000.00	1,000.50	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,000.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	133

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Investor
Actual	$1,000.00	$1,000.10	$1.21	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24
Morgan
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Premier
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Reserve
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Service
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class C
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Agency
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Capital
Actual	1,000.00	1,000.40	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
E*Trade
Actual	1,000.00	1,000.30	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Institutional Class
Actual	1,000.00	1,000.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Morgan
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Premier
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Reserve
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Service
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical	1,000.00	1,024.70	0.51	0.10
Direct
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Eagle Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
IM
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Investor
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Morgan
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Premier
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Reserve
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Service
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Class C
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Agency
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Direct
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Eagle Class
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
IM
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Institutional Class
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Investor
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	135

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.45	0.09%
Hypothetical	1,000.00	1,024.75	0.46	0.09
Premier
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Reserve
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Service
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

Federal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Morgan
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Premier
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Reserve
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Capital
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Institutional Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Morgan
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Premier
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Reserve
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Service
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Direct
Actual	$1,000.00	$1,000.00	$0.71	0.14%
Hypothetical	1,000.00	1,024.50	0.71	0.14
Eagle Class
Actual	1,000.00	1,000.10	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Morgan
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Premier
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Reserve
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
E*Trade
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Institutional Class
Actual	1,000.00	1,000.10	0.96	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19
Morgan
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Premier
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Reserve
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Service
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	137

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 will be provided under separate cover.

Qualified Interest Income (QII) and Short Term Gains

For the fiscal year ended February 28, 2013 the Funds designate the following amounts or maximum allowable amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income and short-term capital gain (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$90,358	$1,392
Liquid Assets Money Market Fund	7,208	70
U.S. Government Money Market Fund	4,618	380
U.S. Treasury Plus Money Market Fund	21	20
Federal Money Market Fund	483	39
100% U.S. Treasury Securities Money Market Fund	222	223

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of each of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the

Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	139

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance was in the first, second and first quintiles for the Institutional shares, and in the second, second and first quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the third and fourth quintiles for the Service shares for the one- and three-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance was in the first quintile for the Institutional shares for each of the one-, three-, and five year periods ended December 31, 2012, in the second, second and first quintiles for the Morgan shares, and in the third, fourth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance was in the fifth, second and first quintiles for Institutional shares, in the fourth, second and second quintiles for Morgan shares, and in the fifth, third and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance was in the fourth, first and first quintiles for Institutional shares, and in the third, third and second quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fourth quintile for the Service shares for both the one- and three-year periods ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Federal Money Market Fund’s performance was in the second, second and first quintiles for Institutional shares and in the first, second and second quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance was in the fourth, first and second quintiles for Institutional shares and in the third, first and second quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fourth and first quintiles for the Service shares for the one- and three-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance was in the first, second and second quintiles for Institutional shares, and in the second, first and fourth quintiles for Morgan shares, for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance was in the first quintile for Institutional shares for each of the one-, three-, and five-year periods ended December 31, 2012, in the fourth, fifth, and third quintiles for Morgan shares, and in the fourth, fourth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	141

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in the fourth quintile, and that the actual total expenses for Institutional, Morgan and Service shares were in the third, fifth and fifth quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in the fourth quintile and that the actual total expenses were in the third, fifth, and fifth quintiles of the Universe Group respectively. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional, Morgan and Service shares was in the fourth, fifth and fourth quintiles, respectively, and that the actual total expenses were in the fourth quintile of the Universe Group for each of the Institutional, Morgan, and Service Shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and total expenses were in the fifth quintile of the Universe Group for each of the Institutional, Morgan and Service shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for Institutional and Morgan shares were in the second and third quintiles, respectively, and that the actual total expenses for both the Institutional and Morgan shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for Institutional, Morgan and Service shares were in the fourth, fifth and fourth quintiles, respectively, and that the actual total expenses for each of the Institutional, Morgan and Service shares were in the second quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional and Morgan shares were in the third and fourth quintiles, respectively, and that the actual total expenses for both the Institutional and Morgan shares were in the third quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional, Morgan and Service shares were in the third, fourth and third quintiles, respectively, and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the third, fifth, and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013	SAN-MMKT-813

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2013 (Unaudited)

JPMorgan Corporate Bond Fund

JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies.”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Corporate Bond Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 1, 2013 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–4.02%
Barclays U.S. Aggregate Index	–2.69%
Barclays U.S. Corporate Index	–3.18%

Net Assets as of 8/31/2013 (In Thousands)	$383,718
Duration as of 8/31/2013	6.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The period from the Fund’s inception on March 1, 2013 through August 31, 2013 (the “reporting period”) was a challenging environment for the fixed income market. The Fund (Select Class Shares) underperformed the Barclays U.S. Aggregate Index for the reporting period. The Fund’s portfolio generally consists of investment grade corporate bonds, whereas the Barclays U.S. Aggregate Index is a broad-based market index that includes U.S. investment grade corporate and non-corporate bonds. During the reporting period, some of the non-corporate bonds in the Barclays U.S. Aggregate Index outperformed the investment grade corporate bonds held by the Fund. The Fund also underperformed the Barclays U.S. Corporate Index (the “Index”) for the reporting period. Interest rates rose and corporate bond spreads widened after Federal Reserve Board (“Fed”) Chairman Bernanke suggested that the central bank might begin tapering its purchase of bonds sooner than previously anticipated. The Fund’s spread duration (the price sensitivity of a corporate bond to a 100 basis point [1.00%] change in its spread over LIBOR) was initially longer than that of the Index, which detracted from relative results. The Fund decreased its spread duration toward the end of July.

Contributing to the Fund’s relative performance versus the Index was its exposure to high yield fixed income securities (also known as “junk bonds”). The Fund’s allocation was beneficial given that high yield securities significantly outperformed the Index for the reporting period. The Fund also benefited from its overweight exposure versus the Index to the out-performing financials sector. It was the portfolio managers’ view that the U.S. banking system was solidly positioned from a credit perspective and a slow trend of higher interest rates would benefit industry margins. Elsewhere, the Fund’s underweight position versus the Index in the basic industry sector helped relative performance as the sector lagged the Index.

In particular, metals and mining securities came under pressure due to decelerating growth in China. Lastly, the Fund began with an overweight position versus the Index in the communications sector. However, the portfolio managers reduced this exposure as they became cautious on the sector as a result of merger and acquisition activity and the potential for volatility associated with increased funding requirements. The Fund finished the reporting period underweight the communications sector versus the Index, which benefited relative performance as the communications sector underperformed the Index.

HOW WAS THE FUND POSITIONED?

The Fund relies on a thorough research process with a particular emphasis on three key areas: macro credit strategy which determines the credit bias of the portfolio, sector strategy that helps determine the sector weightings of the portfolio, and individual security strategy. This approach is used to create an investable universe of securities to be included in the Fund’s portfolio. The Fund was cautiously positioned as the portfolio managers looked to add what they believed to be compelling relative value opportunities.

PORTFOLIO COMPOSITION***
Corporate Bonds	90.9%
Preferred Securities	2.6
Others (each less than 1.0%)	0.9
Short-Term Investments	5.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 1, 2013 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2013 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	3/1/13
Without Sales Charge		(4.10)%
With Sales Charge**		(7.70)
CLASS C SHARES	3/1/13
Without CDSC		(4.35)
With CDSC***		(5.35)
CLASS R6 SHARES	3/1/13	(3.87)
SELECT CLASS SHARES	3/1/13	(4.02)

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Corporate Bond Fund, the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index from March 1, 2013 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. The Barclays U.S. Corporate Index was launched on January 1, 1973. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Credit Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–2.15%
Barclays U.S. Credit Index	–3.53%

Net Assets as of 8/31/2013 (In Thousands)	$89,458
Duration as of 8/31/2013	0.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Credit Opportunities Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund outperformed the Barclays U.S. Credit Index (the “Benchmark”) for the reporting period.

The Fund invested the majority of its assets in investment grade and non-investment grade taxable fixed income securities (non-investment grade securities are also known as junk bonds and high yield securities). In addition, the Fund used credit default swaps (“CDS”) to gain exposure to areas of the fixed income market, which included long positions in high yield debt issuances with 1-to-2-year maturities. The Fund’s allocation to high yield bonds, which are not represented in the Benchmark, contributed to its relative performance. High yield bonds benefited from their higher coupons, which helped to offset rising interest rates and which supported these investments during the reporting period. On the downside, certain individual investment grade and non-investment grade investments held by the Fund detracted from its performance versus the Benchmark during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund focused on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. When the Fund’s portfolio managers believed that CDS were attractively valued, they used these instruments to initiate long and short exposures in areas of the fixed income market.

During August 2013, in anticipation of the liquidation of the Fund, the portfolio managers began investing in money market funds and U.S. Treasury securities (see below for details regarding the timing of the liquidation). As of August 31, 2013, approximately 38% of the Fund’s net assets were in money market funds and 10% of net assets were in short-term U.S. Treasuries.

INFORMATION ABOUT YOUR FUND

At their meeting on August 21, 2013, the Board of Trustees of the Fund approved the liquidation of the Fund, which will occur on or about September 30, 2013.

PORTFOLIO COMPOSITION***
Corporate Bonds	25.7%
U.S. Treasury Obligation	15.1
Municipal Bonds	1.2
Others (each less than 1.0%)	1.0
Short-Term Investments	57.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	5

JPMorgan Credit Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	12/1/10
Without Sales Charge		(2.26)%	0.52%	3.81%
With Sales Charge**		(5.91)	(3.28)	2.37
CLASS C SHARES	12/1/10
Without CDSC		(2.41)	0.03	3.18
With CDSC***		(3.41)	(0.97)	3.18
CLASS R2 SHARES	12/1/10	(2.38)	0.19	3.43
CLASS R5 SHARES	12/1/10	(2.07)	0.82	4.08
CLASS R6 SHARES	12/1/10	(2.06)	0.87	4.13
SELECT CLASS SHARES	12/1/10	(2.15)	0.67	3.93

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111. Effective September 15, 2011, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

The Fund commenced operations on December 1, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Credit Opportunities Fund, the Barclays U.S. Credit Index and the Lipper General Bond Funds Index from December 1, 2010 to August 31, 2013. The performance of the Lipper General Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Barclays U.S. Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General Bond Funds

Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The Barclays U.S. Credit Index is a subset of the Barclays U.S. Government/Credit Index and the Barclays U.S. Aggregate Index. The Lipper General Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–9.06%
J.P. Morgan Emerging Markets Bond Index Global	–8.41%

Net Assets as of 8/31/2013 (In Thousands)	$643,536
Duration as of 8/31/2013	6.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the global fixed income market, including emerging market debt. Interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The emerging market debt asset class was negatively impacted by rising U.S. Treasury yields, as well as signs of decelerating growth in many developing countries, concerns that China’s economy may experience a “hard landing”, generally falling commodity prices and overall weak investor demand. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”) for the reporting period.

Unfavorable security selection of Brazilian local currency debt detracted from the Fund’s relative performance during the reporting period. Public protests in Brazil over government corruption and inequality negatively impacted investor sentiment for the country. An overweight position in Indonesia was detrimental to results as the country underperformed the Benchmark. Elsewhere, an underweight position in Poland was a drag on the Fund’s relative results given the country’s outperformance versus the Benchmark.

Security selection in Venezuela contributed to the Fund’s relative performance versus the Benchmark. While the post-Hugo Chavez administration in Venezuela continued to experience troubles, the Fund’s holdings in the country performed relatively well during the reporting period. Security selection of Dominican Republic local currency debt, along with an overweight position in the country, contributed to relative performance, as did security selection and an underweight in Ukraine.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark.

As of August 31, 2013, the top five over- and underweights based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Mexico	0.26
Indonesia	0.07
Kazakhstan	0.06
Iraq	0.05
Hungary	0.05
Top 5 Underweights:
Poland	–0.14
Panama	–0.14
Philippines	–0.14
Uruguay	–0.09
China	–0.09

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Foreign Government Securities	67.3%
Corporate Bonds	27.2
Others (each less than 1.0%)	0.3
Short-Term Investment	5.2

SUMMARY OF INVESTMENTS BY COUNTRY***
Mexico	11.5%
Venezuela	8.0
Russia	7.8
Turkey	7.8
Indonesia	7.3
United States	6.9
Brazil	6.9
Philippines	2.9
Hungary	2.6
Colombia	2.3
Ireland	2.3
Peru	2.2
Netherlands	2.1
Kazakhstan	2.1
Argentina	1.9
South Africa	1.8
Croatia	1.8
Ukraine	1.6
Lithuania	1.5
Romania	1.4
Lebanon	1.3
Costa Rica	1.1
Sri Lanka	1.1
Iraq	1.1
El Salvador	1.0
Chile	1.0
Others (each less than 1.0%)	10.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		(9.19)%	(4.66)%	5.45%	8.15%
With Sales Charge**		(12.58)	(8.21)	4.66	7.74
CLASS C SHARES	6/30/06
Without CDSC		(9.44)	(5.23)	4.93	7.78
With CDSC***		(10.44)	(6.23)	4.93	7.78
CLASS R5 SHARES	5/15/06	(8.97)	(4.24)	5.93	8.51
CLASS R6 SHARES	7/2/12	(8.94)	(4.16)	5.95	8.52
SELECT CLASS SHARES	4/17/97	(9.06)	(4.42)	5.72	8.35

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Markets Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a minimum investment of $1,000,000.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	9

JPMorgan Multi-Sector Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–0.08%
Barclays U.S. Aggregate Index	–2.61%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%

Net Assets as of 8/31/2013 (In Thousands)	$1,632,357
Duration as of 8/31/2013	1.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Sector Income Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Barclays U.S. Aggregate Index, the Fund had exposure to a broader range of asset classes during the reporting period. The Fund invested in high yield corporate bonds (also known as “junk bonds”), investment grade fixed income securities, convertible bonds, mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), U.S. Treasury securities, municipal bonds and emerging market debt.

A main driver of the Fund’s absolute return and its relative outperformance of the Barclays U.S. Aggregate Index was its allocation to high yield corporate bonds. The Fund gained exposure to these securities primarily through the purchase of bonds, and also partially through the use of credit default swaps. Also meaningfully contributing to the Fund’s absolute performance was the Fund’s use of short U.S. Treasury futures. These instruments were beneficial to the Fund’s performance given the rise in interest rates during the reporting period. The Fund’s exposure to investment grade corporate bonds and the currencies of emerging markets were the main detractors from its absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund applied a flexible investment approach and was not managed to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions during the reporting period. As the reporting period began, the Fund’s below investment grade exposure was just below 50%. This consisted of high yield corporate bonds, convertible debt and some below investment grade non-agency mortgages. In April, the Fund modestly added to its high yield corporate bond exposure. It also added to its convertible bond, CMBS and ABS allocations. The Fund also increased its foreign currency exposure within emerging market debt, while maintaining its 4% exposure to emerging market local bonds. In May/early June, the Fund closed its positions in emerging market currencies and emerging market bonds. Also in June, the Fund reduced its investment grade and high yield corporate bond exposures, while adding to its convertible bond holdings. In July, the Fund’s allocation to agency MBS was increased, while its investment grade corporate bond exposure was slightly reduced. Finally, in August, the Fund added to its convertible bond and agency MBS positions.

The Fund’s duration was also tactically adjusted throughout the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. When the reporting period began, the Fund’s duration was approximately 2 years. Duration was shortened to 1.55 years in April and then increased to 2.45 years in May, the latter by utilizing government bond futures. The Fund’s duration was then decreased throughout the summer months in order to reduce its sensitivity to rising interest rates, mainly using government bond futures. Fund duration at the end of the reporting period was 1.25 years.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PORTFOLIO COMPOSITION***
Corporate Bonds	44.3%
Mortgage Pass-Through Securities	9.3
Collateralized Mortgage Obligations	8.2
Commercial Mortgage-Backed Securities	7.8
Asset-Backed Securities	4.2
Convertible Bonds	2.7
Municipal Bonds	2.0
Preferred Securities	2.0
Others (each less than 1.0%)	0.5
Short-Term Investment	19.0

SUMMARY OF INVESTMENTS BY COUNTRY***
United States	63.1%
United Kingdom	4.3
Netherlands	2.3
Luxembourg	1.8
Switzerland	1.6
France	1.5
Sweden	1.1
Spain	1.0
Others (each less than 1.0%)	4.3
Short-Term Investment	19.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	11

JPMorgan Multi-Sector Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	12/1/10
Without Sales Charge		(0.09)%	2.25%	3.13%
With Sales Charge**		(3.85)	(1.55)	1.71
CLASS C SHARES	12/1/10
Without CDSC		(0.42)	1.73	2.61
With CDSC***		(1.42)	0.73	2.61
CLASS R2 SHARES	12/1/10	(0.30)	2.03	2.87
CLASS R5 SHARES	12/1/10	0.13	2.70	3.60
CLASS R6 SHARES	11/1/11	0.13	2.83	3.62
SELECT CLASS SHARES	12/1/10	(0.08)	2.50	3.37

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Sector Income Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Multi-Sector Income Funds Index from December 1, 2010 to August 31, 2013. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Lipper Multi-Sector Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–7.71%
Barclays U.S. TIPS Index	–7.48%

Net Assets as of 8/31/2013 (In Thousands)	$132,134
Duration as of 8/31/2013	8.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2013, the Fund (Select Class Shares) invested nearly all of its assets in U.S. Treasury Inflation Protected Securities (“TIPS”). During the reporting period, the Fund posted a negative absolute return and underperformed the Barclays U.S. TIPS Index (the “Benchmark”).

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The yield curve steepened, with the 10-year Treasury yield rising from 1.89% at the start of the reporting period to 2.78% at August 31, 2013, whereas the yield on the two-year Treasury increased from 0.25% to 0.39%. Against this backdrop, prices for U.S. Treasury securities, including TIPS, moved lower (bond prices generally decline when interest rates increase). Inflation was generally well contained during the reporting period and remained at the low end of the Fed’s desired range. Investors’ expectations for future inflation, as measured by breakeven inflation rates (the difference between the nominal yield on a U.S. Treasury security and the yield on TIPS of the same maturity), declined over the six- month period.

HOW WAS THE FUND POSITIONED?

Almost all of the Fund’s assets were allocated to TIPS. However, a small portion of the Fund’s assets was allocated to UK and

Italian inflation-linked bonds, which modestly detracted from relative performance. On the upside, the Fund’s shorter duration versus that of the Benchmark contributed to relative performance (duration is a bond’s sensitivity to relative changes in interest rates). On an absolute return basis, given large investor outflows, the Fund’s transaction costs were elevated during the reporting period, which was a drag on performance. The Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve (the real yield curve shows the relationship between yields and maturity dates for TIPS) that they believed were the most attractive from a risk/reward perspective. At various times over the course of the reporting period, the Fund implemented long positions in breakeven inflation rates (“breakevens”) across portions of the real yield curve, using futures contracts in conjunction with TIPS to implement these long positions. The Fund finished the reporting period neutral in terms of its breakeven positioning.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	94.4%
Foreign Government Securities	3.8
Others (each less than 1.0%)	0.1
Short-Term Investment	1.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	13

JPMorgan Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		(7.85)%	(7.49)%	3.25%	3.26%
With Sales Charge**		(11.33)	(10.94)	2.47	2.77
CLASS C SHARES	9/1/05
Without CDSC		(8.18)	(8.08)	2.62	2.68
With CDSC***		(9.18)	(9.08)	2.62	2.68
INSTITUTIONAL CLASS SHARES	9/1/05	(7.81)	(7.29)	3.55	3.61
SELECT CLASS SHARES	9/1/05	(7.71)	(7.36)	3.44	3.48

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Real Return Fund, the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Fund Index from September 1, 2005 to August 31, 2013. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Inflation-Protected Bond Fund Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Inflation-Protected Bond Fund Index represents the total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a minimum investment of $1,000,000.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.64%
Barclays U.S. Universal Index	–2.49%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%

Net Assets as of 8/31/2013 (In Thousands)	$20,272,375
Duration as of 8/31/2013	0.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the six months ended August 31, 2013, the Fund (Select Class Shares) outperformed the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. Despite the challenging backdrop, the Fund posted a positive return during the reporting period.

The Fund invested in high yield bonds (also known as “junk bonds”) and used credit default swaps (“CDS”) to establish long positions in high yield debt issuances with 1-to 2-year maturities. The Fund’s allocation to high yield bonds contributed to the Fund’s absolute performance. High yield bonds benefited from their higher coupons, which helped to offset rising interest rates and which supported these investments during the reporting period. The Fund used interest-rate derivatives in an attempt to minimize the impact of movements in interest rates on the Fund’s holdings. This hedging strategy produced a positive absolute return for the reporting period.

The Fund’s exposure to collateralized mortgage obligations detracted from its absolute return. Collateralized mortgage obligations were negatively impacted by an increase in refinancing activity during the reporting period (refinancing hurts bondholders because their investments get returned at par value and they lose out on interest payments). Elsewhere, the Fund’s credit derivatives, used to hedge its credit exposure, modestly detracted from the Fund’s absolute performance for the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 55.9% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 52.6% of net assets) was tactically held to maintain a high level of liquidity in order to take advantage of attractive investment opportunities as they are identified by the Fund’s portfolio managers. The remainder of the Fund’s cash position (representing approximately 4.8% of net assets) was held to support derivative positions that were used as a substitute for securities.

As of the end of the reporting period, the Fund was long the high yield and non-agency mortgage sectors and short the emerging market debt and sovereign debt sectors. Following the positive performance of high yield securities during the reporting period, the Fund’s portfolio managers reduced several of the Fund’s long positions in high yield securities.

The Fund’s portfolio managers used CDS to initiate long exposures in areas of the market that they believed were attractively valued and short positions in areas that they felt were not attractive from a valuation perspective. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	15

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	26.8%
Collateralized Mortgage Obligations	6.3
Loan Assignments	5.2
Private Placements	1.9
Asset-Backed Securities	1.0
Others (each less than 1.0%)	2.4
Short-Term Investments	56.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	10/13/08
Without Sales Charge		0.52%	4.09%	4.01%	7.41%
With Sales Charge**		(3.23)	0.22	2.70	6.57
CLASS C SHARES	10/13/08
Without CDSC		0.38	3.71	3.49	6.91
With CDSC***		(0.62)	2.71	3.49	6.91
CLASS R5 SHARES	10/13/08	0.81	4.61	4.47	7.91
SELECT CLASS SHARES	10/13/08	0.64	4.42	4.25	7.70

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/13/08 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 13, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Absolute-Return Funds Index from October 13, 2008 to August 31, 2013. The performance of the Lipper Absolute-Return Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Absolute-Return Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Lipper Absolute-Return Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	17

JPMorgan Total Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–2.00%
Barclays U.S. Aggregate Index	–2.61%

Net Assets as of 8/31/2013 (In Thousands)	$194,329
Duration as of 8/31/2013	4.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund outperformed the Barclays U.S. Aggregate Index (the “Benchmark”) for the reporting period.

During the six months ended August 31, 2013, the Fund’s duration was shorter than that of the Benchmark, which contributed to relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund invested in high yield bonds (also known as “junk bonds”) and used credit default swaps (“CDS”) to establish long positions in high yield debt issuances with 1-to-2-year maturities. The Fund’s allocation to high yield bonds also contributed to relative performance. High yield bonds benefited from their higher coupons, which helped to offset rising interest rates and which supported these investments during the reporting period.

The Fund’s exposure to collateralized mortgage obligations detracted from relative performance. Collateralized mortgage obligations were negatively impacted by an increase in refinancing activity during the reporting period (refinancing hurts bondholders because their investments get returned at par value and they lose out on interest payments).

HOW WAS THE FUND POSITIONED?

As of the end of the reporting period, the Fund was overweight the high yield and non-agency mortgage sectors and underweight the emerging market debt and sovereign debt sectors.

The Fund’s portfolio managers used CDS to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	37.3%
Mortgage Pass-Through Securities	23.3
Collateralized Mortgage Obligations	6.9
Commercial Mortgage-Backed Securities	5.3
Asset-Backed Securities	4.1
U.S. Treasury Obligations	3.2
U.S. Government Agency Securities	3.0
Supranational	1.2
Others (each less than 1.0%)	0.0	****
Short-Term Investments	15.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.
****	Amount rounds to less than 0.1%.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/16/08
Without Sales Charge		(2.03)%	0.00%	7.08%	7.24%
With Sales Charge**		(5.68)	(3.71)	6.26	6.45
CLASS C SHARES	6/16/08
Without CDSC		(2.35)	(0.60)	6.39	6.56
With CDSC***		(3.35)	(1.60)	6.39	6.56
CLASS R5 SHARES	6/16/08	(1.94)	0.20	7.33	7.48
SELECT CLASS SHARES	6/16/08	(2.00)	0.07	7.20	7.35

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Total Return Fund, the Barclays U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from June 16, 2008 to August 31, 2013. The performance of the Lipper Intermediate Investment Grade Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 90.0%
	Consumer Discretionary — 6.7%
	Automobiles — 1.2%
750	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	823
	Daimler Finance North America LLC,
2,010	1.450%, 08/01/16 (e)	2,002
1,180	2.950%, 01/11/17 (e) (m)	1,215
620	Ford Motor Co., 4.750%, 01/15/43	548

		4,588

	Distributors — 0.4%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,559

	Diversified Consumer Services — 0.1%
500	Service Corp. International, 7.500%, 04/01/27	540

	Hotels, Restaurants & Leisure — 0.6%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (m)	955
1,000	MGM Resorts International, 6.750%, 10/01/20	1,020
400	Sabre, Inc., 8.500%, 05/15/19 (e)	431

		2,406

	Internet & Catalog Retail — 0.4%
1,755	Amazon.com, Inc., 2.500%, 11/29/22 (m)	1,585

	Media — 3.4%
1,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (m)	1,000
1,310	Comcast Corp., 4.500%, 01/15/43 (m)	1,232
1,510	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,300
335	Discovery Communications LLC, 4.875%, 04/01/43	309
1,000	DISH DBS Corp., 6.750%, 06/01/21	1,043
1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,370
	NBCUniversal Media LLC,
1,350	4.375%, 04/01/21	1,444
445	4.450%, 01/15/43	412
750	News America, Inc., 6.150%, 02/15/41	826
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	505
1,500	Time Warner Cable, Inc., 4.500%, 09/15/42	1,166
1,185	Time Warner, Inc., 4.900%, 06/15/42	1,121
	Viacom, Inc.,
830	4.375%, 03/15/43	681
500	5.850%, 09/01/43	508

		12,917

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — 0.3%
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,024

	Specialty Retail — 0.3%
500	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	536
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	526

		1,062

	Total Consumer Discretionary	25,681

	Consumer Staples — 6.4%
	Beverages — 1.9%
3,250	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	2,988
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	562
940	PepsiCo, Inc., 2.750%, 03/01/23	869
	SABMiller Holdings, Inc.,
1,795	2.450%, 01/15/17 (e)	1,828
1,205	3.750%, 01/15/22 (e)	1,210

		7,457

	Food & Staples Retailing — 1.7%
1,295	CVS Caremark Corp., 2.750%, 12/01/22 (m)	1,196
	Kroger Co. (The),
1,380	3.850%, 08/01/23	1,352
385	5.150%, 08/01/43	377
	Wal-Mart Stores, Inc.,
2,025	3.625%, 07/08/20	2,121
725	4.000%, 04/11/43	651
580	5.000%, 10/25/40	610

		6,307

	Food Products — 0.9%
700	ConAgra Foods, Inc., 1.900%, 01/25/18 (m)	688
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	472
815	Kraft Foods Group, Inc., 5.000%, 06/04/42	800
1,465	Mondelez International, Inc., 5.375%, 02/10/20	1,637

		3,597

	Household Products — 0.5%
500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	485
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	496
1,000	9.000%, 04/15/19	1,032

		2,013

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Tobacco — 1.4%
	Altria Group, Inc.,
2,960	2.850%, 08/09/22 (m)	2,672
660	4.250%, 08/09/42 (m)	543
500	B.A.T. International Finance plc, (United Kingdom), 2.125%, 06/07/17 (e) (m)	504
1,770	Philip Morris International, Inc., 4.125%, 03/04/43	1,568

		5,287

	Total Consumer Staples	24,661

	Energy — 9.1%
	Energy Equipment & Services — 0.4%
805	Halliburton Co., 4.750%, 08/01/43	805
745	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22	696

		1,501

	Oil, Gas & Consumable Fuels — 8.7%
1,705	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	1,973
770	Apache Corp., 4.250%, 01/15/44 (m)	685
	BP Capital Markets plc, (United Kingdom),
900	1.846%, 05/05/17 (m)	900
475	2.750%, 05/10/23 (m)	430
2,105	3.245%, 05/06/22 (m)	2,008
1,210	Canadian Natural Resources Ltd., (Canada), 5.700%, 05/15/17 (m)	1,361
730	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	760
	Cenovus Energy, Inc., (Canada),
1,680	3.000%, 08/15/22 (m)	1,577
290	4.450%, 09/15/42 (m)	261
230	5.200%, 09/15/43 (m)	229
1,175	Chevron Corp., 1.718%, 06/24/18 (m)	1,158
475	Devon Energy Corp., 4.750%, 05/15/42	438
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,709
355	6.500%, 02/01/42	383
	Enterprise Products Operating LLC,
1,200	4.450%, 02/15/43	1,081
1,145	4.850%, 03/15/44	1,095
1,685	EOG Resources, Inc., 2.625%, 03/15/23	1,541
500	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	550
2,660	Kinder Morgan Energy Partners LP, 5.000%, 03/01/43	2,483

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	485
680	Marathon Petroleum Corp., 6.500%, 03/01/41	749
	Plains All American Pipeline LP/PAA Finance Corp.,
940	3.850%, 10/15/23	928
1,630	5.000%, 02/01/21	1,771
550	6.125%, 01/15/17	625
500	Plains Exploration & Production Co., 6.500%, 11/15/20	532
	Suncor Energy, Inc., (Canada),
2,500	6.100%, 06/01/18	2,896
418	6.500%, 06/15/38	491
	Total Capital International S.A., (France),
1,620	1.000%, 08/12/16	1,617
405	2.875%, 02/17/22	386
2,110	Total Capital S.A., (France), 4.125%, 01/28/21	2,223

		33,325

	Total Energy	34,826

	Financials — 36.5%
	Capital Markets — 4.7%
505	Deutsche Bank AG, (Germany), VAR, 4.296%, 05/24/28	453
	Goldman Sachs Group, Inc. (The),
6,200	2.375%, 01/22/18	6,088
870	2.900%, 07/19/18	869
1,625	3.625%, 01/22/23	1,535
755	6.750%, 10/01/37	779
	Morgan Stanley,
2,480	3.750%, 02/25/23	2,356
5,605	4.750%, 03/22/17	6,013

		18,093

	Commercial Banks — 10.7%
1,825	Bank of Montreal, (Canada), 1.450%, 04/09/18 (m)	1,769
995	Bank of Nova Scotia, (Canada), 1.375%, 07/15/16 (m)	999
960	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)	1,057
1,270	BNP Paribas, (France), 2.700%, 08/20/18 (m)	1,265
645	BNP Paribas S.A., (France), 5.000%, 01/15/21 (m)	687
1,500	BPCE S.A., (France), 1.700%, 04/25/16 (m)	1,495
1,530	Capital One Bank USA N.A., 3.375%, 02/15/23 (m)	1,423

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
2,075	Credit Suisse, (Switzerland), 5.400%, 01/14/20 (m)	2,252
740	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e) (m)	745
2,980	Discover Bank, 2.000%, 02/21/18	2,885
2,560	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e) (m)	2,659
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	523
3,810	4.125%, 08/12/20 (e)	3,957
	Nordea Bank AB, (Sweden),
940	1.625%, 05/15/18 (e)	909
1,185	4.250%, 09/21/22 (e)	1,159
1,420	PNC Bank N.A., 2.700%, 11/01/22	1,278
	Royal Bank of Canada, (Canada),
1,190	0.850%, 03/08/16	1,183
1,310	2.200%, 07/27/18	1,307
2,195	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,137
1,000	Svenska Handelsbanken AB, (Sweden), 2.875%, 04/04/17	1,030
2,200	Swedbank AB, (Sweden), 1.750%, 03/12/18 (e)	2,142
1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,164
1,305	U.S. Bancorp, 2.950%, 07/15/22	1,219
	Wells Fargo & Co.,
3,240	1.250%, 07/20/16	3,235
1,505	Series M, 3.450%, 02/13/23	1,403
695	3.500%, 03/08/22	691
555	4.125%, 08/15/23	544

		41,117

	Consumer Finance — 5.1%
1,780	American Express Co., 1.550%, 05/22/18 (m)	1,723
2,005	American Express Credit Corp., 1.300%, 07/29/16 (m)	2,009
3,300	Capital One Financial Corp., 2.150%, 03/23/15 (m)	3,353
	Ford Motor Credit Co. LLC,
2,790	1.700%, 05/09/16	2,755
4,335	3.000%, 06/12/17	4,368
	General Motors Financial Co., Inc.,
675	2.750%, 05/15/16 (e)	673
235	3.250%, 05/15/18 (e)	226
140	4.250%, 05/15/23 (e)	126
1,890	John Deere Capital Corp., VAR, 0.336%, 06/15/15	1,891

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — Continued
2,290	Toyota Motor Credit Corp., 0.800%, 05/17/16	2,279

		19,403

	Diversified Financial Services — 9.2%
	Bank of America Corp.,
4,720	2.000%, 01/11/18 (m)	4,582
4,620	3.300%, 01/11/23 (m)	4,271
	Citigroup, Inc.,
1,350	1.700%, 07/25/16 (m)	1,350
360	1.750%, 05/01/18 (m)	346
1,845	3.375%, 03/01/23 (m)	1,740
500	4.050%, 07/30/22 (m)	481
5,390	4.450%, 01/10/17 (m)	5,803
	General Electric Capital Corp.,
2,425	1.500%, 07/12/16	2,434
3,290	1.625%, 04/02/18	3,210
3,030	4.375%, 09/16/20	3,200
1,180	5.875%, 01/14/38	1,280
	ING US, Inc.,
2,260	2.900%, 02/15/18	2,235
500	5.700%, 07/15/43 (e)	489
520	VAR, 5.650%, 05/15/53	482
	Shell International Finance B.V., (Netherlands),
680	1.900%, 08/10/18	676
1,215	2.250%, 01/06/23	1,092
1,390	2.375%, 08/21/22	1,271
305	4.550%, 08/12/43	305

		35,247

	Insurance — 3.5%
940	Allstate Corp. (The), VAR, 5.750%, 08/15/53 (m)	926
	American International Group, Inc.,
2,720	4.875%, 06/01/22 (m)	2,903
1,500	5.850%, 01/16/18 (m)	1,692
	Berkshire Hathaway Finance Corp.,
2,435	0.950%, 08/15/16 (m)	2,432
1,040	5.750%, 01/15/40 (m)	1,162
1,600	MetLife, Inc., 4.125%, 08/13/42	1,419
1,545	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,492
	Prudential Financial, Inc.,
715	5.100%, 08/15/43	715
900	VAR, 5.200%, 03/15/44	810
50	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	43

		13,594

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — 3.3%
680	American Tower Corp., 3.500%, 01/31/23 (m)	612
	Boston Properties LP,
600	3.800%, 02/01/24 (m)	575
1,210	3.850%, 02/01/23 (m)	1,176
1,680	Camden Property Trust, 5.700%, 05/15/17 (m)	1,857
345	ERP Operating LP, 3.000%, 04/15/23	314
	HCP, Inc.,
775	3.150%, 08/01/22	708
1,360	5.375%, 02/01/21	1,473
1,000	6.000%, 01/30/17	1,119
1,640	Kimco Realty Corp., 3.125%, 06/01/23	1,492
920	ProLogis LP, 4.250%, 08/15/23	905
2,710	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,502

		12,733

	Total Financials	140,187

	Health Care — 8.3%
	Biotechnology — 0.7%
1,025	Amgen, Inc., 5.650%, 06/15/42 (m)	1,060
1,500	Gilead Sciences, Inc., 4.500%, 04/01/21	1,603

		2,663

	Health Care Equipment & Supplies — 0.3%
500	Biomet, Inc., 6.500%, 08/01/20 (m)	513
435	St. Jude Medical, Inc., 4.750%, 04/15/43	410

		923

	Health Care Providers & Services — 3.5%
2,730	Aetna, Inc., 2.750%, 11/15/22 (m)	2,489
520	Cardinal Health, Inc., 4.600%, 03/15/43 (m)	474
1,600	Cigna Corp., 4.000%, 02/15/22 (m)	1,621
	Express Scripts Holding Co.,
1,000	3.125%, 05/15/16	1,041
1,710	4.750%, 11/15/21	1,815
1,000	HCA, Inc., 6.500%, 02/15/20	1,074
500	Health Management Associates, Inc., 7.375%, 01/15/20	559
855	Howard Hughes Medical Institute, 3.500%, 09/01/23	844
280	Tenet Healthcare Corp., 4.750%, 06/01/20	265
1,550	UnitedHealth Group, Inc., 3.950%, 10/15/42	1,343
	WellPoint, Inc.,
620	2.300%, 07/15/18	613
650	4.625%, 05/15/42	600
830	5.100%, 01/15/44	813

		13,551

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — 3.8%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17 (m)	2,287
855	4.400%, 11/06/42 (m)	798
	Actavis, Inc.,
665	1.875%, 10/01/17	655
520	3.250%, 10/01/22	483
30	Bristol-Myers Squibb Co., 3.250%, 08/01/42 (m)	24
1,525	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	1,405
	Merck & Co., Inc.,
1,445	1.300%, 05/18/18	1,400
1,205	4.150%, 05/18/43	1,126
	Mylan, Inc.,
410	1.800%, 06/24/16 (e)	410
1,440	2.600%, 06/24/18 (e)	1,411
1,910	Sanofi, (France), 1.250%, 04/10/18	1,844
2,075	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	1,911
750	Valeant Pharmaceuticals International, 6.750%, 08/15/21 (e)	773

		14,527

	Total Health Care	31,664

	Industrials — 4.5%
	Aerospace & Defense — 0.5%
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,109
1,015	United Technologies Corp., 4.500%, 06/01/42	1,000

		2,109

	Airlines — 1.3%
1,610	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	1,485
625	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e) (m)	628
821	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	928
1,327	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	1,440
640	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	595

		5,076

	Electrical Equipment — 0.2%
725	Eaton Corp., 1.500%, 11/02/17 (e)	708

	Industrial Conglomerates — 0.3%
1,250	General Electric Co., 4.125%, 10/09/42	1,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Machinery — 0.1%
650	Caterpillar, Inc., 3.803%, 08/15/42 (m)	562

	Road & Rail — 1.2%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (m)	698
1,110	Burlington Northern Santa Fe LLC, 4.450%, 03/15/43 (m)	1,007
	CSX Corp.,
460	4.100%, 03/15/44 (m)	399
1,181	5.600%, 05/01/17 (m)	1,314
750	Hertz Corp. (The), 5.875%, 10/15/20	770
580	Norfolk Southern Corp., 4.800%, 08/15/43	570

		4,758

	Trading Companies & Distributors — 0.4%
500	HD Supply, Inc., 8.125%, 04/15/19	556
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	539
250	7.625%, 04/15/22	269

		1,364

	Transportation Infrastructure — 0.5%
1,700	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e) (m)	1,726

	Total Industrials	17,444

	Information Technology — 3.8%
	Communications Equipment — 0.5%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	457
	Cisco Systems, Inc.,
1,275	4.450%, 01/15/20 (m)	1,396
140	5.500%, 01/15/40 (m)	156

		2,009

	Computers & Peripherals — 0.5%
2,135	Apple, Inc., 3.850%, 05/04/43 (m)	1,826

	IT Services — 1.3%
	First Data Corp.,
1,000	6.750%, 11/01/20 (e)	1,023
500	PIK, 10.000%, 01/15/22 (e)	516
	International Business Machines Corp.,
1,270	1.250%, 02/06/17	1,256
1,540	3.375%, 08/01/23	1,510
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	535

		4,840

	Software — 1.5%
1,315	Microsoft Corp., 3.500%, 11/15/42	1,083

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — Continued
	Oracle Corp.,
1,300	1.200%, 10/15/17	1,266
3,665	2.500%, 10/15/22	3,357

		5,706

	Total Information Technology	14,381

	Materials — 2.4%
	Chemicals — 1.0%
1,715	Dow Chemical Co. (The), 4.125%, 11/15/21	1,744
750	Hexion US Finance Corp., 6.625%, 04/15/20 (e)	741
500	Huntsman International LLC, 4.875%, 11/15/20	476
750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	821

		3,782

	Containers & Packaging — 0.2%
650	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	694

	Metals & Mining — 1.0%
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	747
615	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	556
1,420	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22	1,325
1,435	Xstrata Finance Canada Ltd., (Canada), 4.250%, 10/25/22 (e)	1,299

		3,927

	Paper & Forest Products — 0.2%
870	International Paper Co., 6.000%, 11/15/41	944

	Total Materials	9,347

	Telecommunication Services — 5.7%
	Diversified Telecommunication Services — 4.8%
	AT&T, Inc.,
2,330	1.700%, 06/01/17 (m)	2,315
1,535	2.625%, 12/01/22 (m)	1,370
2,775	4.300%, 12/15/42 (m)	2,385
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21 (e) (m)	714
750	7.375%, 06/01/20 (m)	803
3,755	Deutsche Telekom International Finance B.V., (Netherlands), 2.250%, 03/06/17 (e)	3,787
500	Level 3 Financing, Inc., 8.625%, 07/15/20	535
800	Orange S.A., (France), 5.375%, 01/13/42	791
850	Sprint Capital Corp., 8.750%, 03/15/32	871

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
700	Telefonica Emisiones S.A.U., (Spain), 4.570%, 04/27/23	662
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	810
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	422
2,590	3.850%, 11/01/42	2,080
1,000	Windstream Corp., 7.750%, 10/01/21	1,022

		18,567

	Wireless Telecommunication Services — 0.9%
	America Movil S.A.B. de C.V., (Mexico),
1,760	3.125%, 07/16/22 (m)	1,585
690	4.375%, 07/16/42 (m)	559
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	467
925	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43	820

		3,431

	Total Telecommunication Services	21,998

	Utilities — 6.6%
	Electric Utilities — 4.2%
	Baltimore Gas & Electric Co.,
2,100	2.800%, 08/15/22 (m)	1,980
780	3.350%, 07/01/23 (m)	758
2,675	Duke Energy Corp., 3.050%, 08/15/22	2,534
1,000	Duke Energy Progress, Inc., 4.100%, 03/15/43 (m)	920
775	Entergy Arkansas, Inc., 3.050%, 06/01/23	727
1,215	Georgia Power Co., 4.300%, 03/15/43	1,106
2,930	PacifiCorp, 2.950%, 02/01/22	2,858
	PPL Capital Funding, Inc.,
1,660	3.500%, 12/01/22	1,584
35	4.200%, 06/15/22	35
250	4.700%, 06/01/43	227
640	Southern California Edison Co., 3.900%, 03/15/43	579
625	Southern Co. (The), 2.450%, 09/01/18	626
1,955	Xcel Energy, Inc., 4.700%, 05/15/20	2,147

		16,081

	Gas Utilities — 0.2%
815	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	745

	Independent Power Producers & Energy Traders — 0.3%
630	Oglethorpe Power Corp., 5.375%, 11/01/40	650

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
385	Southern Power Co., 5.250%, 07/15/43	389

		1,039

	Multi-Utilities — 1.9%
845	Consolidated Edison Co. of New York, Inc., 3.950%, 03/01/43 (m)	759
	Dominion Resources, Inc.,
640	Series B, 2.750%, 09/15/22	597
2,200	4.450%, 03/15/21	2,354
	Nisource Finance Corp.,
400	3.850%, 02/15/23	388
290	4.800%, 02/15/44	263
665	5.250%, 02/15/43	642
2,580	Sempra Energy, 2.875%, 10/01/22	2,383

		7,386

	Total Utilities	25,251

	Total Corporate Bonds (Cost $361,386)	345,440

Preferred Securities — 2.7% (x)
	Financials — 2.7%
	Capital Markets — 0.5%
1,095	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23 (m)	980
EUR 500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17	728

		1,708

	Commercial Banks — 1.0%
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,166
2,290	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,553

		3,719

	Diversified Financial Services — 1.0%
2,410	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (m)	2,641
740	Citigroup, Inc., Series D, VAR, 5.350%, 05/15/23 (m)	657
700	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	710

		4,008

	Insurance — 0.2%
630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	658

	Total Preferred Securities (Cost $ 10,442)	10,093

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — 0.7%
745	U.S. Treasury Bond, 2.875%, 05/15/43 (m)	634
	U.S. Treasury Notes,
260	0.250%, 02/28/15 (k)	260
1,925	2.500%, 08/15/23 (m)	1,884

	Total U.S. Treasury Obligations (Cost $2,748)	2,778

SHARES
Preferred Stock — 0.2%
	Financials — 0.2%
	Capital Markets — 0.2%
33	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @ (Cost $825)	747

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments— 5.5%
	U.S. Treasury Obligation — 0.0% (g)
165	U.S. Treasury Bill, 0.065%, 01/23/14 (k) (n) (Cost $165)	165

	Investment Company — 5.5%
20,996	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $20,996)	20,996

	Total Short-Term Investments (Cost $21,161)	21,161

	Total Investments — 99.1% (Cost $396,562)	380,219
	Other Assets in Excess of Liabilities — 0.9%	3,499

	NET ASSETS — 100.0%	$383,718

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
226	U.S. Treasury Long Bond	12/19/13	29,811	148
172	2 Year U.S. Treasury Note	12/31/13	37,797	16
	Short Futures Outstanding
(401)	10 Year U.S. Treasury Note	12/19/13	(49,837)	21
(124)	5 Year U.S. Treasury Note	12/31/13	(14,840)	—	(h)

				185

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION
552,393	EUR	Goldman Sachs International	09/17/13	734	730	4

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Credit Opportunities Fund

(in liquidation)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Security — 0.0% (g)
—	Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, VAR, 2.484%, 11/15/15 (e) (Cost $—)	—

Corporate Bonds — 17.1%
	Consumer Discretionary — 1.5%
	Distributors — 0.0% (g)
38	LKQ Corp., 4.750%, 05/15/23 (e)	35

	Household Durables — 0.1%
40	M/I Homes, Inc., 8.625%, 11/15/18	43
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
37	5.250%, 04/15/21 (e)	35
22	7.750%, 04/15/20 (e)	24

		102

	Internet & Catalog Retail — 0.0% (g)
15	QVC, Inc., 5.125%, 07/02/22	15

	Media — 1.4%
81	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	78
500	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/01/19	554
232	DISH DBS Corp., 5.125%, 05/01/20	225
40	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	43
315	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	299

		1,199

	Specialty Retail — 0.0% (g)
24	CST Brands, Inc., 5.000%, 05/01/23 (e)	23

	Total Consumer Discretionary	1,374

	Consumer Staples — 0.8%
	Beverages — 0.5%
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	167
245	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	246

		413

	Food Products — 0.3%
250	Mondelez International, Inc., 4.125%, 02/09/16	266

	Total Consumer Staples	679

	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
15	Bill Barrett Corp., 7.000%, 10/15/22	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
1,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	1,073

	Total Energy	1,087

	Financials — 8.0%
	Capital Markets — 1.8%
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	547
500	Goldman Sachs Group, Inc. (The), 6.000%, 06/15/20	561
500	Morgan Stanley, 4.100%, 01/26/15	518

		1,626

	Commercial Banks — 1.9%
290	AmSouth Bancorp, 6.750%, 11/01/25	308
250	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.375%, 01/19/17	263
44	Countrywide Capital III, Series B, 8.050%, 06/15/27	52
1,000	Wells Fargo & Co., 2.625%, 12/15/16	1,038

		1,661

	Consumer Finance — 0.2%
150	American Express Co., 7.250%, 05/20/14 (m)	157

	Diversified Financial Services — 2.9%
500	Bank of America Corp., 5.875%, 01/05/21	557
300	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d)	4
500	Citigroup, Inc., 6.375%, 08/12/14 (m)	527
1,500	General Electric Capital Corp., 2.900%, 01/09/17	1,553

		2,641

	Insurance — 0.2%
200	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	207

	Real Estate Investment Trusts (REITs) — 1.0%
30	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	30
649	ProLogis LP, 6.875%, 03/15/20	760
	Weyerhaeuser Co.,
36	7.125%, 07/15/23	42
29	8.500%, 01/15/25	36

		868

	Total Financials	7,160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	27

JPMorgan Credit Opportunities Fund

(in liquidation)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrials — 0.4%
	Airlines — 0.0% (g)
—	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	—

	Industrial Conglomerates — 0.4%
295	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	338

	Marine — 0.0% (g)
44	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	47

	Total Industrials	385

	Information Technology — 2.7%
	Computers & Peripherals — 1.3%
689	EMC Corp., 2.650%, 06/01/20	675
500	Hewlett-Packard Co., 6.125%, 03/01/14 (m)	512

		1,187

	Electronic Equipment, Instruments & Components — 0.1%
64	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	61

	IT Services — 1.1%
1,043	International Business Machines Corp., 1.625%, 05/15/20	968

	Software — 0.2%
200	Oracle Corp., 5.750%, 04/15/18	232

	Total Information Technology	2,448

	Materials — 0.1%
	Chemicals — 0.1%
54	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	68

	Metals & Mining — 0.0% (g)
34	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	36

	Total Materials	104

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
1,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,054
900	Verizon Communications, Inc., 6.350%, 04/01/19	1,050

	Total Telecommunication Services	2,104

	Total Corporate Bonds (Cost $15,277)	15,341

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 0.8% (t)
		Michigan — 0.2%
190		City of Detroit, Sewage Disposal System, Rev., 5.000%, 07/01/24	181

		New York — 0.6%
500		Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	542

		Total Municipal Bonds (Cost $775)	723

U.S. Treasury Obligation — 10.1%
9,000		U.S. Treasury Note, 0.750%, 09/15/13 (Cost $9,002)	9,002

SHARES
Common Stock — 0.1%
		Materials — 0.1%
		Paper & Forest Products — 0.1%
1		New Holdco (a) (i) (Cost $138)	52

Preferred Stocks — 0.2%
		Financials — 0.2%
		Insurance — 0.2%
1		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42	28
—	(h)	XLIT Ltd., (Cayman Islands), VAR, 3.388%, 10/29/49	151

		Total Preferred Stocks (Cost $170)	179

PRINCIPAL AMOUNT($)
Loan Assignments — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
84		Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	85

		Media — 0.0% (g)
25		Kabel Deutschland GmbH, Facility F1, VAR, 3.250%, 02/01/19	25

		Total Consumer Discretionary	110

		Consumer Staples — 0.1%
		Food & Staples Retailing — 0.1%
118		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	118

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
		Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
10		VAR, 5.000%, 10/01/19	9
1		VAR, 5.000%, 10/01/19	1

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Diversified Financial Services — Continued
7		VAR, 5.000%, 10/01/19	7
5		VAR, 5.000%, 10/01/19	5
1		VAR, 5.000%, 10/01/19	1
—	(h)	VAR, 5.000%, 10/01/19	—	(h)
1		VAR, 5.000%, 10/01/19	1

		Total Financials	24

		Health Care — 0.0% (g)
		Pharmaceuticals — 0.0% (g)
—		Aptalis Pharma, Inc., Term Loan, VAR, 5.500%, 02/10/17 ^	—

		Industrials — 0.1%
		Aerospace & Defense — 0.1%
39		Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	39

		Marine — 0.0% (g)
25		Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	26

		Total Industrials	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 0.1%
	Gas Utilities — 0.1%
61	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	58

	Total Loan Assignments (Cost $373)	375

SHARES
Short-Term Investments — 38.0%
	Investment Companies — 38.0%
32,325	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) †	32,325
1,701	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	1,701

	Total Short-Term Investments (Cost $34,026)	34,026

	Total Investments — 66.7% (Cost $59,761)	59,698
	Other Assets in Excess of Liabilities — 33.3%	29,760

	NET ASSETS — 100.0%	$89,458

Percentages indicated are based on net assets.

Credit Default Swaps — Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Deutsche Bank AG, New York:
CDX.NA.IG.9.V4	0.700% quarterly	12/20/14	0.033%	$4,500	$(64)	$107

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	0.473%	$560	$26		$8
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/13	6.020	50	—	(h)	2
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	6.826	850	(7)		32

					$19		$42

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	29

JPMorgan Credit Opportunities Fund

(in liquidation)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bond — 0.3%
	Hungary — 0.3%
1,600	Magyar Export-Import Bank RT, 5.500%, 02/12/18 (e) (Cost $1,582)	1,592

Corporate Bonds — 26.3%
	Azerbaijan — 0.3%
2,400	State Oil Co. of the Azerbaijan Republic, Reg. S., 4.750%, 03/13/23	2,172

	Brazil — 0.4%
	Caixa Economica Federal,
1,730	2.375%, 11/06/17 (e) (m)	1,605
1,590	3.500%, 11/07/22 (e) (m)	1,268

		2,873

	Cayman Islands — 0.4%
1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e) (m)	1,104
1,610	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/22 (e)	1,570

		2,674

	Chile — 0.2%
1,130	Corp. Nacional del Cobre de Chile, Reg. S., 4.250%, 07/17/42	892
1,171	Corpbanca S.A., 3.125%, 01/15/18 (m)	597

		1,489

	Colombia — 0.2%
1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	1,491

	Costa Rica — 0.7%
850	Banco de Costa Rica, 5.250%, 08/12/18 (e) (m)	859
	Instituto Costarricense de Electricidad,
1,500	6.375%, 05/15/43 (e)	1,260
2,440	Reg. S., 6.950%, 11/10/21	2,513

		4,632

	Croatia — 0.5%
3,460	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e) (m)	3,516

	Dominican Republic — 0.3%
1,710	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23 (e) (m)	1,676

	Georgia — 0.7%
	Georgian Railway JSC,
2,300	7.750%, 07/11/22 (e) (m)	2,415
1,975	Reg. S., 7.750%, 07/11/22	2,084

		4,499

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Indonesia — 2.6%
	Pertamina Persero PT,
4,070	5.250%, 05/23/21 (e)	3,683
1,940	5.625%, 05/20/43 (e)	1,407
9,694	6.000%, 05/03/42 (e)	7,561
3,227	6.500%, 05/27/41 (e)	2,678
1,450	Reg. S., 4.875%, 05/03/22	1,251

		16,580

	Ireland — 2.2%
1,370	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,502
RUB 99,700	Federal Grid Co. OJS via Federal Grid Finance Ltd., Reg. S., 8.446%, 03/13/19	2,923
	Vnesheconombank Via VEB Finance plc,
4,850	5.375%, 02/13/17 (e)	5,092
2,520	Reg. S., 6.800%, 11/22/25	2,596
1,842	Reg. S., 6.902%, 07/09/20	1,988

		14,101

	Kazakhstan — 2.0%
	Development Bank of Kazakhstan JSC,
1,009	4.125%, 12/10/22 (e) (m)	882
450	6.000%, 03/23/26	436
279	Reg. S., 5.500%, 12/20/15	293
	KazMunayGas National Co. JSC,
2,862	5.750%, 04/30/43 (e)	2,332
822	6.375%, 04/09/21 (e)	865
3,760	Reg. S., 7.000%, 05/05/20	4,127
2,690	Reg. S., 9.125%, 07/02/18	3,201
900	Samruk-Energy JSC, Reg. S., 3.750%, 12/20/17	880

		13,016

	Luxembourg — 0.4%
820	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 7.750%, 05/29/18	910
1,360	VTB Bank OJSC Via VTB Capital S.A., 6.950%, 10/17/22 (e)	1,336

		2,246

	Mexico — 5.5%
MXN 5,000	Grupo Televisa S.A.B., 7.250%, 05/14/43	308
1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e)	1,455
1,100	Mexichem S.A.B. de C.V., 6.750%, 09/19/42 (e)	1,012
	Petroleos Mexicanos,
190	3.500%, 07/18/18	191
4,650	4.875%, 01/24/22	4,685
800	4.875%, 01/18/24 (e)	788

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bond — Continued
	Mexico — Continued
12,155	5.500%, 01/21/21	12,872
10,160	5.500%, 06/27/44	8,788
2,690	6.000%, 03/05/20	2,946
MXN 6,535	7.650%, 11/24/21 (e)	511
420	VAR, 2.286%, 07/18/18 (e)	426
MXN 21,690	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., 9.000%, 06/10/28 (e)	1,421

		35,403

	Netherlands — 1.6%
1,320	Bharti Airtel International Netherlands B.V., 5.125%, 03/11/23 (e) (m)	1,106
	Kazakhstan Temir Zholy Finance B.V.,
4,918	6.950%, 07/10/42 (e)	4,684
1,780	Majapahit Holding B.V., Reg. S., 7.750%, 01/20/20	1,869
1,979	WPE International Cooperatief UA, 10.375%, 09/30/20 (e)	1,207
1,460	Zhaikmunai LP, 7.125%, 11/13/19 (e)	1,502

		10,368

	Paraguay — 0.1%
890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e) (m)	955

	Peru — 0.5%
770	BBVA Banco Continental S.A., 3.250%, 04/08/18 (e) (m)	743
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e) (m)	813
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e) (m)	641
1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	940

		3,137

	Philippines — 0.7%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	807
2,930	7.390%, 12/02/24 (e)	3,457

		4,264

	Singapore — 0.2%
1,000	Ottawa Holdings Pte Ltd., 5.875%, 05/16/18 (e)	775
550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	504

		1,279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	South Africa — 0.8%
	Eskom Holdings SOC Ltd.,
3,290	6.750%, 08/06/23 (e) (m)	3,199
1,976	Reg. S., 5.750%, 01/26/21	1,897

		5,096

	Sri Lanka — 0.3%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	1,695

	Turkey — 0.1%
576	KOC Holding A.S., 3.500%, 04/24/20 (e)	472

	United Arab Emirates — 0.3%
1,310	Dolphin Energy Ltd., Reg. S., 5.500%, 12/15/21	1,382
670	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (e) (m)	752

		2,134

	United Kingdom — 0.5%
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e)	960
1,510	DTEK Finance plc, 7.875%, 04/04/18 (e) (m)	1,423
745	Oschadbank Via SSB #1 plc, Reg. S., 8.250%, 03/10/16	674

		3,057

	United States — 1.6%
	Pemex Project Funding Master Trust,
2,158	5.750%, 03/01/18	2,370
7,625	6.625%, 06/15/35	7,835

		10,205

	Venezuela — 3.2%
	Petroleos de Venezuela S.A.,
20,078	Reg. S., 5.375%, 04/12/27	11,495
9,040	Reg. S., 8.500%, 11/02/17	8,104
1,007	Reg. S., 9.000%, 11/17/21	809

		20,408

	Total Corporate Bonds (Cost $184,202)	169,438

Foreign Government Securities — 65.3%
	Argentina — 1.8%
	Provincia de Buenos Aires,
3,940	Reg. S., 10.875%, 01/26/21	2,836
2,105	Reg. S., 11.750%, 10/05/15	1,842
	Republic of Argentina,
2,873	7.000%, 10/03/15	2,554
2,262	8.280%, 12/31/33 (m)	1,290
2,858	8.750%, 06/02/17	2,179
2,743	SUB, 2.500%, 12/31/38 (m)	885

		11,586

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Bahrain — 0.2%
1,170	Kingdom of Bahrain, 6.125%, 07/05/22 (e) (m)	1,129

	Belarus — 0.3%
	Republic of Belarus,
285	Reg. S., 8.750%, 08/03/15	275
1,614	Reg. S., 8.950%, 01/26/18	1,469

		1,744

	Belize — 0.0% (g)
302	Republic of Belize, SUB, 5.000%, 02/20/38 (e) (m)	178

	Bermuda — 0.1%
890	Government of Bermuda, 4.854%, 02/06/24 (e) (m)	870

	Bolivia — 0.2%
1,100	Plurinational State of Bolivia, 5.950%, 08/22/23 (e) (m)	1,040

	Brazil — 6.3%
1,450	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	1,550
	Brazil Notas do Tesouro Nacional Serie F,
BRL 2,960	10.000%, 01/01/15	1,232
BRL 3,410	10.000%, 01/01/17	1,362
	Federal Republic of Brazil,
6,090	2.625%, 01/05/23 (m)	5,192
8,830	5.625%, 01/07/41 (m)	8,499
1,653	5.875%, 01/15/19 (m)	1,843
5,860	8.000%, 01/15/18 (m)	6,592
6,859	8.250%, 01/20/34 (m)	8,625
BRL 3,121	8.500%, 01/05/24	1,158
1,250	11.000%, 08/17/40 (m)	1,459
1,658	12.250%, 03/06/30 (m)	2,736

		40,248

	Chile — 0.7%
	Republic of Chile,
CLP 19	3.000%, 01/01/22	874
CLP 1,835,000	6.000%, 01/01/22	3,768

		4,642

	Colombia — 2.0%
	Republic of Colombia,
5,210	4.375%, 07/12/21 (m)	5,301
1,172	6.125%, 01/18/41 (m)	1,231
1,730	7.375%, 03/18/19 (m)	2,080
2,750	7.375%, 09/18/37 (m)	3,328

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Colombia — Continued
673	10.375%, 01/28/33 (m)	999

		12,939

	Costa Rica — 0.4%
	Republic of Costa Rica,
1,348	5.625%, 04/30/43 (e) (m)	1,132
726	Reg. S., 4.375%, 04/30/25	646
407	Reg. S., 9.995%, 08/01/20	521

		2,299

	Croatia — 1.2%
	Republic of Croatia,
2,360	5.500%, 04/04/23 (e) (m)	2,260
790	6.375%, 03/24/21 (e) (m)	802
532	Reg. S., 6.250%, 04/27/17	558
2,603	Reg. S., 6.625%, 07/14/20	2,701
1,270	Reg. S., 6.750%, 11/05/19	1,338

		7,659

	Dominican Republic — 0.6%
	Government of Dominican Republic,
DOP 26,100	18.500%, 02/04/28	756
790	Reg. S., 8.625%, 04/20/27	869
1,671	Reg. S., 9.040%, 01/23/18	1,822
DOP 24,300	Reg. S., 16.950%, 02/04/22	715

		4,162

	Ecuador — 0.5%
3,407	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	3,509

	Egypt — 0.0% (g)
318	Arab Republic of Egypt, Reg. S., 5.750%, 04/29/20	268

	El Salvador — 1.0%
	Republic of El Salvador,
1,690	5.875%, 01/30/25 (e) (m)	1,572
2,330	8.250%, 04/10/32 (e) (m)	2,353
2,340	Reg. S., 7.375%, 12/01/19	2,527

		6,452

	Georgia — 0.0% (g)
200	Republic of Georgia, Reg. S., 6.875%, 04/12/21	211

	Ghana — 0.6%
2,610	Citigroup, Inc., CLN, 13.300%, 10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 09/30/13; credit rating B) (e) (i)	1,593

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Ghana — Continued
774	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 3-Year Bond, 16.900%, 03/07/16; credit rating B) (e) (i)	596
690	Citigroup, Inc., CLN, 24.000%, 05/26/15 (linked to Government of Ghana 3-Year Bond, 24.000%, 05/25/15; credit rating B) (e) (i)	484
360	Standard Bank plc, CLN, 21.000%, 10/28/15 (linked to Government of Ghana 3-Year Bond, 21.000%, 10/26/15; credit rating B) (e) (i)	296
540	Standard Bank plc, CLN, 26.000% , 06/07/17 (linked to Government of Ghana 5-Year Bond, 26.000%, 06/05/17; credit rating B) (e) (i)	384
320	Standard Bank plc, CLN, 26.000% , 06/07/17 (linked to Government of Ghana 5-Year Bond, 26.000%, 06/05/17; credit rating B) (e) (i)	212

		3,565

	Guatemala — 0.2%
	Republic of Guatemala,
360	5.750%, 06/06/22 (e) (m)	364
603	Reg. S., 5.750%, 06/06/22	609

		973

	Honduras — 0.1%
756	Republic of Honduras, 7.500%, 03/15/24 (e)	607

	Hungary — 2.2%
	Republic of Hungary,
830	4.125%, 02/19/18	806
4,830	5.375%, 02/21/23	4,540
3,873	6.250%, 01/29/20	4,018
2,770	6.375%, 03/29/21	2,860
1,830	7.625%, 03/29/41	1,883
324	7.625%, 03/29/41	333

		14,440

	Iceland — 0.6%
3,514	Republic of Iceland, 5.875%, 05/11/22 (e)	3,562

	Indonesia — 4.5%
	Republic of Indonesia,
8,750	3.375%, 04/15/23 (e)	7,022
2,100	Reg. S., 4.875%, 05/05/21	1,942
464	Reg. S., 5.250%, 01/17/42	362
7,962	Reg. S., 5.875%, 03/13/20	7,962
2,700	Reg. S., 7.500%, 01/15/16	2,936
2,295	Reg. S., 8.500%, 10/12/35	2,611
4,560	Reg. S., 11.625%, 03/04/19	5,848

		28,683

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Iraq — 1.1%
8,495	Republic of Iraq, Reg. S., 5.800%, 01/15/28	6,775

	Ivory Coast — 0.4%
2,875	Republic of Ivory Coast, Reg. S., SUB, 5.750%, 12/31/32	2,437

	Kenya — 0.2%
1,100	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (e) (i)	1,054

	Lebanon — 1.3%
	Republic of Lebanon,
2,174	6.375%, 03/09/20	2,136
1,060	9.000%, 03/20/17	1,155
4,520	Reg. S., 8.250%, 04/12/21	4,882

		8,173

	Lithuania — 1.5%
	Republic of Lithuania,
1,964	5.125%, 09/14/17 (e)	2,109
4,545	6.625%, 02/01/22 (e)	5,190
1,900	Reg. S., 7.375%, 02/11/20	2,246

		9,545

	Mexico — 5.7%
	United Mexican States,
13,460	3.625%, 03/15/22	13,103
1,500	4.750%, 03/08/44	1,301
6,140	5.625%, 01/15/17	6,816
12,106	5.750%, 10/12/10	10,835
3,650	6.750%, 09/27/34	4,216
MXN 2,700	10.000%, 12/05/24	261

		36,532

	Mongolia — 0.4%
4	Development Bank of Mongolia LLC, Reg. S., 5.750%, 03/21/17	4
	Government of Mongolia,
670	4.125%, 01/05/18 (e)	596
2,611	5.125%, 12/05/22 (e)	2,099

		2,699

	Morocco — 0.6%
	Kingdom of Morocco,
1,620	Reg. S., 4.250%, 12/11/22	1,393
2,808	Reg. S., 5.500%, 12/11/42	2,226

		3,619

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Netherlands — 0.4%
2,620	Republic of Angola Via Northern Lights III B.V., Reg. S., 7.000%, 08/16/19	2,777

	Pakistan — 0.4%
2,932	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	2,741

	Paraguay — 0.4%
2,580	Republic of Paraguay, 4.625%, 01/25/23 (e)	2,348

	Peru — 1.6%
	Republic of Peru,
690	6.550%, 03/14/37	780
1,880	7.125%, 03/30/19	2,237
2,281	7.350%, 07/21/25	2,817
3,010	8.750%, 11/21/33	4,176
PEN 1,192	Reg. S., 6.950%, 08/12/31	421

		10,431

	Philippines — 2.1%
	Republic of Philippines,
567	6.375%, 10/23/34	640
1,540	6.500%, 01/20/20	1,781
8,575	7.750%, 01/14/31	10,729
480	8.375%, 06/17/19	602

		13,752

	Romania — 1.4%
	Republic of Romania,
1,530	4.375%, 08/22/23 (e)	1,431
RON 4,920	5.900%, 07/26/17	1,523
5,408	6.750%, 02/07/22 (e)	6,023

		8,977

	Russia — 7.6%
	Russian Federation,
7,800	3.250%, 04/04/17 (e)	8,063
RUB 47,000	8.150%, 02/03/27	1,441
3,200	Reg. S., 5.625%, 04/04/42	3,180
1,290	Reg. S., 11.000%, 07/24/18	1,748
2,560	Reg. S., 12.750%, 06/24/28	4,346
26,073	Reg. S., SUB, 7.500%, 03/31/30	30,082

		48,860

	Serbia — 0.4%
	Republic of Serbia,
1,880	5.250%, 11/21/17 (e)	1,833
977	Reg. S., SUB, 6.750%, 11/01/24	930

		2,763

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	South Africa — 0.9%
	Republic of South Africa,
2,330	5.500%, 03/09/20	2,426
3,735	6.250%, 03/08/41	3,660

		6,086

	Sri Lanka — 0.8%
	Republic of Sri Lanka,
1,050	5.875%, 07/25/22 (e)	940
3,739	6.250%, 10/04/20 (e)	3,538
680	6.250%, 07/27/21 (e)	636

		5,114

	Tanzania — 0.1%
660	Republic of Tanzania, Reg. S., VAR, 6.450%, 03/08/20	670

	Turkey — 7.5%
	Export Credit Bank of Turkey,
280	5.875%, 04/24/19 (e) (m)	276
1,010	Reg. S., 5.375%, 11/04/16	1,034
	Republic of Turkey,
950	3.250%, 03/23/23	778
4,750	4.875%, 04/16/43	3,681
2,710	5.625%, 03/30/21	2,734
2,190	6.000%, 01/14/41	1,963
1,600	6.250%, 09/26/22	1,654
3,980	6.750%, 04/03/18	4,333
4,255	6.875%, 03/17/36	4,255
10,690	7.000%, 03/11/19	11,759
9,657	7.000%, 06/05/20	10,611
661	7.250%, 03/05/38	688
2,500	7.500%, 07/14/17	2,791
1,272	7.500%, 11/07/19	1,432

		47,989

	Ukraine — 1.5%
2,500	Financing of Infrastructural Projects State Enterprise, Reg. S., 9.000%, 12/07/17	2,344
	Republic of Ukraine,
4,749	6.250%, 06/17/16 (e)	4,363
1,197	Reg. S., 6.580%, 11/21/16	1,100
1,240	Reg. S., 7.800%, 11/28/22	1,073
1,205	Reg. S., 7.950%, 02/23/21	1,066

		9,946

	United Arab Emirates — 0.1%
810	Government of Dubai, Reg. S., 5.591%, 06/22/21	851

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Uruguay — 0.2%
860	Republic of Uruguay, 7.625%, 03/21/36	1,030

	Venezuela — 4.6%
	Republic of Venezuela,
3,565	7.650%, 04/21/25	2,504
7,405	9.250%, 09/15/27	5,924
3,954	Reg. S., 5.750%, 02/26/16	3,558
425	Reg. S., 6.000%, 12/09/20	301
3,193	Reg. S., 7.000%, 03/31/38	2,067
2,512	Reg. S., 7.750%, 10/13/19	2,041
2,410	Reg. S., 8.250%, 10/13/24	1,777
12,026	Reg. S., 9.000%, 05/07/23	9,561
1,802	Reg. S., 12.750%, 08/23/22	1,780

		29,513

	Vietnam — 0.5%
3,243	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	3,388

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Zambia — 0.1%
830	Republic of Zambia, Reg. S., 5.375%, 09/20/22	704

	Total Foreign Government Securities (Cost $441,979)	419,540

U.S. Treasury Obligation — 0.1%
535	U.S. Treasury Note, 0.125%, 09/30/13 (k) (m) (Cost $535)	535

SHARES
Short-Term Investment — 5.0%
	Investment Company — 5.0%
32,458	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $32,458)	32,458

	Total Investments — 97.0% (Cost $660,756)	623,563
	Other Assets in Excess of Liabilities — 3.0%	19,973

	NET ASSETS — 100.0%	$643,536

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	U.S. Treasury Long Bond	12/19/13	9,365	46
65	2 Year U.S. Treasury Note	12/31/13	14,284	6
75	5 Year U.S. Treasury Note	12/31/13	8,976	—	(h)
	Short Futures Outstanding
(197)	10 Year U.S. Treasury Note	12/19/13	(24,483)	(2)

				50

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,007,563	AUD	BNP Paribas	09/18/13	6,446	6,231	(215)
6,688,962	AUD	Westpac Banking Corp.	09/18/13	6,324	5,948	(376)
24,386,230,415	COP	Union Bank of Switzerland AG ††	09/18/13	12,620	12,600	(20)
127,109,688	CZK	Deutsche Bank AG	09/18/13	6,624	6,527	(97)
4,940,581	EUR	Credit Suisse International	09/18/13	6,600	6,530	(70)
1,454,948,027	HUF	Barclays Bank plc	09/18/13	6,376	6,376	— (h)
22,252,662	ILS	HSBC Bank, N.A.	09/18/13	6,090	6,125	35

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,216,671,744	JPY	State Street Bank & Trust	09/18/13	12,220	12,392	172
21,893,794,849	KRW	Union Bank of Switzerland AG ††	09/17/13	19,276	19,707	431
83,097,063	MXN	BNP Paribas	09/18/13	6,348	6,211	(137)
82,482,025	MXN	Credit Suisse International	09/18/13	6,282	6,166	(116)
163,742,609	MXN	Deutsche Bank AG	09/18/13	12,706	12,240	(466)
168,292,947	MXN	Union Bank of Switzerland AG	09/18/13	12,937	12,580	(357)
20,353,900	MYR	BNP Paribas ††	09/18/13	6,368	6,158	(210)
269,344,753	PHP	BNP Paribas ††	09/18/13	6,231	6,041	(190)
20,933,029	PLN	Deutsche Bank AG	09/18/13	6,515	6,471	(44)
20,609,397	PLN	Union Bank of Switzerland AG	09/18/13	6,399	6,371	(28)
216,619,193	RUB	BNP Paribas ††	09/18/13	6,510	6,483	(27)
208,859,800	RUB	Goldman Sachs International ††	09/18/13	6,377	6,250	(127)
205,342,500	RUB	Union Bank of Switzerland AG ††	09/18/13	6,280	6,145	(135)
8,100,845	SGD	BNP Paribas	09/18/13	6,348	6,351	3
7,858,025	SGD	HSBC Bank, N.A.	09/18/13	6,197	6,160	(37)
12,617,140	TRY	Credit Suisse International	09/18/13	6,198	6,172	(26)
12,176,145	TRY	HSBC Bank, N.A.	09/18/13	6,316	5,957	(359)
62,716,734	ZAR	Credit Suisse International	09/18/13	6,364	6,087	(277)
				196,952	194,279	(2,673)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,119,062	AUD	State Street Bank & Trust	09/18/13	6,385	6,330	55
6,688,962	AUD	Union Bank of Switzerland AG	09/18/13	6,340	5,948	392
7,007,563	AUD	Westpac Banking Corp.	09/18/13	6,343	6,232	111
12,459,503,804	COP	Citibank, N.A. ††	09/18/13	6,530	6,437	93
24,386,230,415	COP	Deutsche Bank AG ††	09/18/13	12,695	12,600	95
127,109,688	CZK	BNP Paribas	09/18/13	6,416	6,527	(111)
4,940,581	EUR	Credit Suisse International	09/18/13	6,534	6,530	4
1,454,948,027	HUF	Deutsche Bank AG	09/18/13	6,456	6,377	79
22,252,662	ILS	Credit Suisse International	09/18/13	6,119	6,125	(6)
645,243,254	JPY	Credit Suisse International	09/18/13	6,469	6,572	(103)
604,419,795	JPY	State Street Bank & Trust	09/18/13	6,158	6,156	2
612,251,949	JPY	Union Bank of Switzerland AG	09/18/13	6,455	6,236	219
7,350,317,744	KRW	BNP Paribas ††	09/17/13	6,403	6,616	(213)
7,173,415,563	KRW	Union Bank of Switzerland AG ††	09/17/13	6,376	6,457	(81)
81,325,600	MXN	BNP Paribas	09/18/13	6,413	6,079	334
82,612,297	MXN	HSBC Bank, N.A.	09/18/13	6,392	6,175	217
165,383,801	MXN	Union Bank of Switzerland AG	09/18/13	12,986	12,362	624
20,353,900	MYR	BNP Paribas ††	09/18/13	6,306	6,158	148
269,344,753	PHP	Deutsche Bank AG ††	09/18/13	6,130	6,041	89
20,609,397	PLN	Barclays Bank plc	09/18/13	6,224	6,371	(147)
20,933,029	PLN	Credit Suisse International	09/18/13	6,439	6,471	(32)
20,232,533	PLN	Societe Generale	09/18/13	6,286	6,255	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
425,478,993	RUB	BNP Paribas ††	09/18/13	12,890	12,733	157
205,342,500	RUB	Deutsche Bank AG ††	09/18/13	6,380	6,145	235
157,700,000	RUB	Citibank, N.A. ††	09/30/13	4,744	4,711	33
8,100,845	SGD	BNP Paribas	09/18/13	6,356	6,351	5
7,858,025	SGD	Societe Generale	09/18/13	6,262	6,160	102
24,793,285	TRY	HSBC Bank, N.A.	09/18/13	12,614	12,129	485
62,716,734	ZAR	HSBC Bank, N.A.	09/18/13	6,220	6,087	133
				208,321	205,371	2,950

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375% 01/28/33	2.150% semi-annually	09/20/14	0.664%	790	(20)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.6%
888	ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.934%, 09/25/33	848
2,561	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.084%, 09/25/33	2,317
306	Aegis Asset-Backed Securities Trust, Series 2005-3, Class A3, VAR, 0.554%, 08/25/35	304
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
2,180	Series 2003-12, Class M1, VAR, 1.309%, 01/25/34	2,002
974	Series 2003-13, Class M1, VAR, 1.204%, 01/25/34	864
899	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.084%, 05/25/34	822
	Asset-Backed Securities Corp. Home Equity Loan Trust,
506	Series 2004-HE7, Class M2, VAR, 1.759%, 10/25/34	465
355	Series 2005-HE6, Class M1, VAR, 0.674%, 07/25/35	355
1,237	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41	1,254
227	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.564%, 06/25/36	218
2,291	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.684%, 06/25/34	2,129
1,900	Chase Funding Trust, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33	1,844
1,533	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.684%, 07/25/34	1,427
	Citigroup Mortgage Loan Trust, Inc.,
1,327	Series 2006-WFH2, Class A2A, VAR, 0.334%, 08/25/36	1,248
354	Series 2007-WFH2, Class A2, VAR, 0.334%, 03/25/37	354
	Countrywide Asset-Backed Certificates,
742	Series 2002-3, Class M1, VAR, 1.309%, 03/25/32	677
1,256	Series 2003-3, Class 3A, VAR, 0.724%, 11/25/33	1,121
469	Series 2004-1, Class M2, VAR, 1.009%, 03/25/34	448
2,667	Series 2004-3, Class M1, VAR, 0.934%, 06/25/34	2,433

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,896	Series 2004-5, Class M2, VAR, 1.189%, 07/25/34	1,798
2,331	Series 2004-ECC2, Class M2, VAR, 1.159%, 12/25/34	2,163
730	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	701
928	First Franklin Mortgage Loan Trust, Series 2005-FF11, Class A2D, VAR, 0.524%, 11/25/35	893
1,165	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.429%, 06/20/33	1,178
244	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M1, VAR, 0.904%, 12/25/35	244
	Morgan Stanley ABS Capital I, Inc. Trust,
3,911	Series 2004-HE3, Class M1, VAR, 1.039%, 03/25/34	3,543
1,000	Series 2004-HE7, Class M2, VAR, 1.129%, 08/25/34	947
238	Series 2004-HE7, Class M3, VAR, 1.204%, 08/25/34	222
1,725	Series 2004-HE8, Class M2, VAR, 1.204%, 09/25/34	1,608
478	Series 2004-NC7, Class M3, VAR, 1.159%, 07/25/34	478
1,450	Series 2004-OP1, Class M2, VAR, 1.099%, 11/25/34	1,369
608	Series 2005-NC1, Class M3, VAR, 0.694%, 01/25/35	533
	New Century Home Equity Loan Trust,
231	Series 2004-2, Class M2, VAR, 1.114%, 08/25/34	211
2,048	Series 2004-4, Class M2, VAR, 0.979%, 02/25/35	1,884
680	Series 2005-4, Class A2B, VAR, 0.454%, 09/25/35	678
210	NovaStar Mortgage Funding Trust, Series 2005-3, Class A2C, VAR, 0.464%, 01/25/36	209
	Option Mortgage Loan Trust,
3,851	Series 2004-3, Class M2, VAR, 1.039%, 11/25/34	3,713
65	Series 2004-3, Class M3, VAR, 1.159%, 11/25/34	60
	RAMP Trust,
4,197	Series 2005-EFC4, Class M1, VAR, 0.594%, 09/25/35	4,126
4,775	Series 2005-RS4, Class M1, VAR, 0.614%, 04/25/35	4,661
	Renaissance Home Equity Loan Trust,
931	Series 2003-3, Class M1, VAR, 0.914%, 12/25/33	871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	39

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
3,958	Series 2005-2, Class AV3, VAR, 0.554%, 08/25/35	3,627
969	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	862
379	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.334%, 09/25/36	328
	Structured Asset Investment Loan Trust,
3,842	Series 2004-1, Class M1, VAR, 1.159%, 02/25/34	3,627
7,603	Series 2004-6, Class A3, VAR, 0.984%, 07/25/34	6,967
4,095	Series 2004-7, Class M1, VAR, 1.234%, 08/25/34	3,720
1,124	Series 2004-8, Class M2, VAR, 1.114%, 09/25/34	965
	Structured Asset Securities Corp. Mortgage Loan Trust,
144	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	148
535	Series 2005-WF2, Class M2, VAR, 0.604%, 05/25/35	493
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.614%, 11/25/35	1,877

	Total Asset-Backed Securities (Cost $70,939)	75,834

Collateralized Mortgage Obligations — 9.0%
	Agency CMO — 2.7%
	Federal Home Loan Mortgage Corp. REMIC,
1,493	Series 2936, Class AS, IF, IO, 5.916%, 02/15/35	195
2,754	Series 3203, Class SH, IF, IO, 6.956%, 08/15/36	494
3,968	Series 4056, Class BI, IO, 3.000%, 05/15/27	525
16,862	Series 4091, Class CI, IO, 3.500%, 06/15/27	2,158
9,029	Series 4097, Class CI, IO, 3.000%, 08/15/27	1,204
2,886	Series 4136, Class IN, IO, 3.000%, 11/15/27	352
6,255	Series 4146, Class AI, IO, 3.000%, 12/15/27	833
	Federal National Mortgage Association REMIC,
2,853	Series 2003-130, Class NS, IF, IO, 6.816%, 01/25/34	414
3,375	Series 2005-13, Class SQ, IF, IO, 5.916%, 03/25/35	479

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
2,069	Series 2005-67, Class SI, IF, IO, 6.516%, 08/25/35	383
566	Series 2005-69, Class AS, IF, IO, 6.516%, 08/25/35	93
2,138	Series 2006-24, Class QS, IF, IO, 7.016%, 04/25/36	327
1,676	Series 2010-68, Class SJ, IF, IO, 6.366%, 07/25/40	269
4,231	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	352
5,812	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	828
16,427	Series 2012-38, Class AS, IF, IO, 6.266%, 04/25/42	4,115
15,048	Series 2012-79, Class SG, IF, IO, 5.866%, 07/25/42	3,065
11,652	Series 2012-93, Class ES, IF, IO, 6.566%, 02/25/41	2,412
20,229	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	2,822
2,922	Series 2012-99, Class ES, IF, IO, 6.516%, 02/25/41	659
10,342	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	1,507
19,150	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	2,564
5,856	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	780
13,127	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,775
8,513	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	1,046
9,837	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	1,332
8,306	Series 2013-2, Class CS, IF, IO, 5.966%, 02/25/43	1,725
20,389	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	2,811
5,243	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	708
6,330	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	927
7,521	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	1,014
5,236	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	732
12,623	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,612

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
28,090	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	4,033

		44,545

	Non-Agency CMO — 6.3%
	Alternative Loan Trust,
535	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	536
784	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	757
1,436	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,391
75	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	66
231	Series 2007-25, Class 2A1, 6.000%, 11/25/22	226
3,542	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.374%, 12/25/46	2,269
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Class B, Reg. S., VAR, 1.191%, 10/01/41 (m)	1,393
	Banc of America Alternative Loan Trust,
1,865	Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,895
653	Series 2006-2, Class 7A1, 6.000%, 03/25/21	677
	Banc of America Mortgage Trust,
1,214	Series 2004-A, Class 2A2, VAR, 2.976%, 02/25/34	1,188
1,482	Series 2005-9, Class 1A6, 5.500%, 10/25/35	1,478
EUR 4,784	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S., VAR, 0.480%, 10/16/38	5,913
902	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	949
EUR 2,245	Berica 8 Residential, (Italy), Series 8, Class A, Reg. S., VAR, 0.537%, 03/31/48 (m)	2,715
55	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	55
	Credit Suisse First Boston Mortgage Securities Corp.,
2,320	Series 2004-AR5, Class 6A1, VAR, 2.621%, 06/25/34	2,296
5,034	Series 2004-AR8, Class 6A1, VAR, 2.546%, 09/25/34	5,035
900	Series 2005-4, Class 3A17, 5.500%, 06/25/35	907

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
1,836	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,731
	First Horizon Alternative Mortgage Securities Trust,
907	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	890
1,374	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	1,418
	First Horizon Mortgage Pass-Through Trust,
3,400	Series 2005-5, Class 1A6, 5.500%, 10/25/35	3,349
103	Series 2005-8, Class 2A1, 5.250%, 02/25/21	104
2,446	Series 2006-1, Class 1A2, 6.000%, 05/25/36	2,456
	Granite Master Issuer plc, (United Kingdom),
EUR 1,750	Series 2005-2, Class M2, Reg. S., VAR, 0.728%, 12/20/54 (m)	2,099
EUR 2,250	Series 2007-1, Class 3M1, Reg. S., VAR, 0.668%, 12/20/54 (m)	2,699
	GSR Mortgage Loan Trust,
2,012	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	2,101
3,930	Series 2005-5F, Class 4A8, 5.500%, 06/25/35	4,007
5,146	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.494%, 08/19/45	4,339
2,563	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.444%, 06/25/35	2,133
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S., VAR, 0.426%, 10/30/33 (m)	1,379
	JP Morgan Mortgage Trust,
50	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	49
1,535	Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,385
1,272	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,173
	Morgan Stanley Mortgage Loan Trust,
1,391	Series 2004-4, Class 2A, VAR, 6.336%, 09/25/34	1,442
358	Series 2004-9, Class 1A, VAR, 5.707%, 11/25/34	347
159	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class A1B, VAR, 0.444%, 07/25/35	159

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	41

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
GBP 1,724	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S., VAR, 0.932%, 05/15/34 (m)	2,384
125	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	96
	Residential Asset Securitization Trust,
5,000	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,248
697	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	615
	RFMSI Trust,
677	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	696
1,852	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	1,873
	Sequoia Mortgage Trust,
1,907	Series 2003-8, Class A1, VAR, 0.824%, 01/20/34	1,817
11,511	Series 2013-7, Class A1, VAR, 2.500%, 06/25/43	10,293
2,457	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.618%, 03/25/46	1,806
3,815	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	3,776
683	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.560%, 12/25/33	565
EUR 2,687	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S., VAR, 0.311%, 06/26/39 (m)	3,086
556	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	539
87	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	84
7,157	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 1A1, VAR, 2.637%, 06/25/35	7,107

		101,991

	Total Collateralized Mortgage Obligations (Cost $145,634)	146,536

Commercial Mortgage-Backed Securities — 8.6%
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,183

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,050	Series 2006-2, Class AJ, VAR, 5.953%, 05/10/45	4,257
8,400	Series 2006-2, Class AM, VAR, 5.953%, 05/10/45	9,215
1,900	Series 2006-4, Class AM, 5.675%, 07/10/46	2,073
7,444	Series 2006-6, Class AM, 5.390%, 10/10/45	7,830
1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,302
	Bear Stearns Commercial Mortgage Securities Trust,
6,495	Series 2006-PW13, Class AM, VAR, 5.582%, 09/11/41	7,052
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	3,951
1,150	Series 2007-PW16, Class AJ, VAR, 5.610%, 03/11/39	1,183
4,000	Series 2007-PW16, Class AJ, VAR, 5.899%, 06/11/40	3,688
2,180	Series 2007-PW16, Class AM, VAR, 5.899%, 06/11/40	2,423
3,600	Series 2007-PW17, Class AJ, VAR, 6.082%, 06/11/50	3,417
	CD Mortgage Trust,
650	Series 2006-CD3, Class AJ, 5.688%, 10/15/48	584
6,600	Series 2007-CD5, Class AJ, VAR, 6.323%, 11/15/44	6,965
2,500	Series 2007-CD5, Class AM, VAR, 6.323%, 11/15/44	2,783
1,000	Citigroup Commercial Mortgage Trust, Series 2013-GCJ11, Class D, VAR, 3.839%, 04/12/46	827
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	774
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,273
7,900	Series 2007-GG10, Class A4, VAR, 5.995%, 08/10/45	8,697
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,529
4,000	Series 2006-CB14, Class AM, VAR, 5.633%, 12/12/44	4,315

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,051
2,710	Series 2006-C7, Class AM, 5.378%, 11/15/38	2,878
5,795	Series 2007-C6, Class AM, VAR, 6.114%, 07/15/40	6,287
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.458%, 11/12/37	3,385
	ML-CFC Commercial Mortgage Trust,
2,575	Series 2006-4, Class AJ, VAR, 5.239%, 12/12/49	2,455
5,395	Series 2006-4, Class AM, VAR, 5.204%, 12/12/49	5,825
1,400	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, VAR, 4.299%, 05/15/46 (e)	1,125
	Morgan Stanley Capital I Trust,
3,800	Series 2006-HQ8, Class AJ, VAR, 5.677%, 03/12/44	3,806
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,437
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,340
3,850	Series 2007-IQ16, Class AJ, VAR, 6.340%, 12/12/49	3,688
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,730
3,477	Series 2005-C21, Class F, VAR, 5.414%, 10/15/44 (e)	3,362
3,852	Series 2006-C26, Class AM, VAR, 6.171%, 06/15/45	4,177
5,050	Series 2006-C27, Class AM, VAR, 5.795%, 07/15/45	5,473
3,250	Series 2007-C34, Class AJ, VAR, 6.166%, 05/15/46	3,219
	WFRBS Commercial Mortgage Trust,
840	Series 2011-C5, Class D, VAR, 5.824%, 11/15/44 (e)	843
1,500	Series 2013-C12, Class AS, 3.560%, 03/15/48	1,423

	Total Commercial Mortgage-Backed Securities (Cost $143,781)	139,825

Convertible Bonds — 2.9%
	Consumer Discretionary — 1.3%
	Auto Components — 0.3%
2,456	TRW Automotive, Inc., 3.500%, 12/01/15	5,819

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — 0.3%
3,580	MGM Resorts International, 4.250%, 04/15/15	4,256

	Household Durables — 0.3%
3,790	Jarden Corp., 1.875%, 09/15/18 (e)	4,275

	Textiles, Apparel & Luxury Goods — 0.4%
5,280	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	6,379

	Total Consumer Discretionary	20,729

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
2,550	Chesapeake Energy Corp., 2.750%, 11/15/35	2,622

	Financials — 0.2%
	Diversified Financial Services — 0.2%
3,000	Billion Express Investments Ltd., (United Kingdom), Reg. S., 0.750%, 10/18/15	3,090

	Industrials — 0.6%
	Electrical Equipment — 0.3%
4,848	General Cable Corp., SUB, 4.500%, 11/15/29	5,312

	Machinery — 0.3%
2,760	Terex Corp., 4.000%, 06/01/15	5,187

	Total Industrials	10,499

	Information Technology — 0.6%
	Internet Software & Services — 0.3%
3,500	Blucora, Inc., 4.250%, 04/01/19 (e)	4,058
710	Dealertrack Technologies, Inc., 1.500%, 03/15/17	874

		4,932

	Software — 0.3%
5,720	TIBCO Software, Inc., 2.250%, 05/01/32	5,770

	Total Information Technology	10,702

	Total Convertible Bonds (Cost $46,470)	47,642

Corporate Bonds — 48.6%
	Consumer Discretionary — 7.6%
	Auto Components — 1.5%
3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	3,717
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,526
2,100	7.750%, 11/15/19	2,310
	Goodyear Tire & Rubber Co. (The),
4,050	8.250%, 08/15/20	4,465
2,015	8.750%, 08/15/20	2,307

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	43

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Auto Components — Continued
	Schaeffler Finance B.V., (Netherlands),
2,500	4.750%, 05/15/21 (e)	2,350
EUR 2,200	Reg. S., 7.750%, 02/15/17 (m)	3,243
1,085	UCI International, Inc., 8.625%, 02/15/19	1,112
3,902	Visteon Corp., 6.750%, 04/15/19	4,136

		25,166

	Automobiles — 0.6%
3,760	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,127
EUR 1,500	Fiat Industrial Finance Europe S.A., (Luxembourg), Reg. S., 6.250%, 03/09/18 (m)	2,203
3,100	Ford Motor Co., 4.750%, 01/15/43 (m)	2,740

		9,070

	Diversified Consumer Services — 0.2%
2,480	Service Corp. International, 7.000%, 05/15/19	2,654
55	ServiceMaster Co., 7.000%, 08/15/20	50

		2,704

	Hotels, Restaurants & Leisure — 1.2%
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20	2,493
1,830	9.000%, 02/15/20	1,757
850	11.250%, 06/01/17	875
2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18	2,155
4,810	MGM Resorts International, 8.625%, 02/01/19	5,399
225	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	226
4,620	Sabre, Inc., 8.500%, 05/15/19 (e)	4,978
2,050	Vail Resorts, Inc., 6.500%, 05/01/19	2,173

		20,056

	Household Durables — 0.1%
150	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	153
812	Jarden Corp., 7.500%, 05/01/17	903
225	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/20 (e)	242
225	M/I Homes, Inc., 8.625%, 11/15/18	240
150	WCI Communities, Inc., 6.875%, 08/15/21 (e)	146

		1,684

	Internet & Catalog Retail — 0.0% (g)
600	Sitel LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	636

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — 2.4%
	AMC Entertainment, Inc.,
1,810	8.750%, 06/01/19	1,946
1,250	9.750%, 12/01/20	1,428
	Clear Channel Worldwide Holdings, Inc.,
6,585	6.500%, 11/15/22	6,585
300	Series B, 7.625%, 03/15/20	301
3,280	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	2,824
	DISH DBS Corp.,
225	5.000%, 03/15/23	208
575	5.875%, 07/15/22	563
2,180	6.750%, 06/01/21	2,273
150	7.125%, 02/01/16	163
4,115	7.875%, 09/01/19	4,640
500	Hughes Satellite Systems Corp., 6.500%, 06/15/19	526
EUR 1,200	Kabel Deutschland Vertrieb und Service GmbH, (Germany), Reg. S., 6.500%, 06/29/18 (m)	1,682
74	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	81
1,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	1,010
3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	3,166
	Sinclair Television Group, Inc.,
2,300	5.375%, 04/01/21	2,179
1,700	8.375%, 10/15/18	1,857
EUR 1,500	Unitymedia KabelBW GmbH, (Germany), Reg. S., 9.500%, 03/15/21 (m)	2,249
EUR 1,800	UPC Holding B.V., (Netherlands), Reg. S., 6.375%, 09/15/22 (m)	2,322
3,420	Viacom, Inc., 4.375%, 03/15/43 (m)	2,808
EUR 800	Ziggo Bond Co. B.V., (Netherlands), Reg. S., 8.000%, 05/15/18 (m)	1,130

		39,941

	Multiline Retail — 0.4%
	JC Penney Corp., Inc.,
1,715	5.750%, 02/15/18	1,342
1,940	6.375%, 10/15/36	1,339
1,200	7.950%, 04/01/17	1,045
2,650	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	2,252

		5,978

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Specialty Retail — 1.1%
	Claire’s Stores, Inc.,
1,500	8.875%, 03/15/19	1,613
4,065	9.000%, 03/15/19 (e)	4,527
4,507	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	4,828
2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	2,474
4,305	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	4,531

		17,973

	Textiles, Apparel & Luxury Goods — 0.1%
1,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,080

	Total Consumer Discretionary	124,288

	Consumer Staples — 2.7%
	Beverages — 0.1%
2,000	Constellation Brands, Inc., 3.750%, 05/01/21	1,850
210	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	212

		2,062

	Food & Staples Retailing — 0.4%
3,645	Kroger Co. (The), 5.150%, 08/01/43 (m)	3,566
375	New Albertsons, Inc., 7.450%, 08/01/29	287
1,415	Rite Aid Corp., 9.250%, 03/15/20	1,600
175	SUPERVALU, Inc., 8.000%, 05/01/16	191
225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	248
150	Tops Holding II Corp., PIK, 9.500%, 06/15/18 (e)	151

		6,043

	Food Products — 1.1%
GBP 1,200	Boparan Finance plc, (United Kingdom), Reg. S., 9.875%, 04/30/18 (m)	2,043
3,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	3,262
2,695	Del Monte Corp., 7.625%, 02/15/19	2,803
EUR 2,200	Foodcorp Pty Ltd., (South Africa), Reg. S., 8.750%, 03/01/18 (m)	3,126
3,995	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	3,775
	JBS USA LLC/JBS USA Finance, Inc.,
332	7.250%, 06/01/21 (e)	336
100	8.250%, 02/01/20 (e)	104
1,725	Post Holdings, Inc., 7.375%, 02/15/22	1,820
300	Sun Merger Sub, Inc., 5.250%, 08/01/18 (e)	301

		17,570

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Products — 0.7%
4,760	Central Garden & Pet Co., 8.250%, 03/01/18	4,617
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,150
300	7.125%, 04/15/19	319
4,560	9.000%, 04/15/19	4,708
650	9.875%, 08/15/19	691

		11,485

	Tobacco — 0.4%
	Altria Group, Inc.,
3,255	2.850%, 08/09/22 (m)	2,937
1,805	4.250%, 08/09/42 (m)	1,486
2,700	Philip Morris International, Inc., 3.875%, 08/21/42 (m)	2,329

		6,752

	Total Consumer Staples	43,912

	Energy — 3.7%
	Energy Equipment & Services — 0.1%
500	Basic Energy Services, Inc., 7.750%, 02/15/19	507
500	Parker Drilling Co., 7.500%, 08/01/20 (e)	491
500	SESI LLC, 6.375%, 05/01/19	526

		1,524

	Oil, Gas & Consumable Fuels — 3.6%
	Arch Coal, Inc.,
2,250	7.250%, 06/15/21	1,738
100	8.750%, 08/01/16	97
3,114	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	3,301
1,455	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	1,546
1,090	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	996
2,510	Denbury Resources, Inc., 8.250%, 02/15/20	2,761
755	El Paso Pipeline Partners Operating Co. LLC, 4.700%, 11/01/42 (m)	667
	Energy Transfer Partners LP,
80	4.650%, 06/01/21 (m)	82
515	6.050%, 06/01/41 (m)	526
2,890	6.500%, 02/01/42 (m)	3,115
500	Enterprise Products Operating LLC, 5.200%, 09/01/20 (m)	557
3,370	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	3,707
1,550	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,647

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	45

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
600	Halcon Resources Corp., 9.250%, 02/15/22 (e)	600
	Kinder Morgan Energy Partners LP,
1,900	3.950%, 09/01/22 (m)	1,857
3,550	5.000%, 03/01/43 (m)	3,314
3,996	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	3,876
3,835	Marathon Petroleum Corp., 6.500%, 03/01/41 (m)	4,224
1,735	Peabody Energy Corp., 6.250%, 11/15/21	1,674
3,085	Petrohawk Energy Corp., 7.875%, 06/01/15 (m)	3,146
2,130	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20 (m)	2,413
5,635	Plains Exploration & Production Co., 6.500%, 11/15/20	5,999
EUR 6,300	Repsol International Finance B.V., (Netherlands), Reg. S., 4.375%, 02/20/18 (m)	8,939
1,450	SandRidge Energy, Inc., 7.500%, 03/15/21	1,443
500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	495

		58,720

	Total Energy	60,244

	Financials — 13.7%
	Capital Markets — 1.1%
7,340	Goldman Sachs Group, Inc. (The), 2.375%, 01/22/18 (m)	7,207
3,535	Morgan Stanley, 3.750%, 02/25/23 (m)	3,359
	UBS AG, (Switzerland),
5,985	7.625%, 08/17/22 (m)	6,568
GBP 787	VAR, 5.250%, 06/21/21 (m)	1,293

		18,427

	Commercial Banks — 5.9%
EUR 3,300	Banco Santander S.A., (Spain), 4.625%, 01/20/16 (m)	4,648
EUR6,100	Barclays Bank plc, (United Kingdom), Reg. S., 6.000%, 01/14/21 (m)	8,786
EUR4,000	BNZ International Funding Ltd., (New Zealand), Reg. S., 3.125%, 11/23/17 (m)	5,688
3,415	Capital One Bank USA N.A., 3.375%, 02/15/23 (m)	3,177
EUR3,050	Cie de Financement Foncier S.A., (France), 4.750%, 06/25/15 (m)	4,331
	CIT Group, Inc.,
2,880	5.250%, 03/15/18	2,974

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
2,000	5.500%, 02/15/19 (e)	2,050
EUR4,000	Commonwealth Bank of Australia, (Australia), Reg. S., 2.625%, 01/12/17 (m)	5,570
7,196	Credit Suisse, (Switzerland), 5.400%, 01/14/20 (m)	7,811
6,680	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e) (m)	6,730
EUR2,200	LBG Capital No.2 plc, (United Kingdom), Reg. S., 6.385%, 05/12/20 (m)	2,988
	Lloyds TSB Bank plc, (United Kingdom),
EUR 6,350	6.500%, 03/24/20 (m)	9,390
GBP1,871	VAR, 5.750%, 07/09/25 (m)	2,918
650	Natixis, (France), VAR, 0.518%, 01/15/19 (m)	633
EUR1,300	Nordea Bank AB, (Sweden), VAR, 4.625%, 02/15/22 (m)	1,838
1,500	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	1,444
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 2,000	Reg. S., 3.375%, 11/23/16 (m)	2,840
EUR 3,150	Reg. S., 4.000%, 03/15/16 (m)	4,491
	Skandinaviska Enskilda Banken AB, (Sweden),
EUR 3,465	Reg. S., VAR, 4.000%, 09/12/22 (m)	4,818
	Swedbank AB, (Sweden),
3,235	2.125%, 09/29/17 (e) (m)	3,192
EUR2,103	Reg. S., VAR, 3.000%, 12/05/22 (m)	2,806
1,555	Wells Fargo Bank N.A., VAR, 0.473%, 05/16/16 (m)	1,537
EUR3,650	Westpac Securities NZ Ltd., (New Zealand), Reg. S., 3.500%, 06/16/16 (m)	5,171

		95,831

	Consumer Finance — 0.9%
	Ally Financial, Inc.,
2,645	5.500%, 02/15/17	2,788
2,755	6.250%, 12/01/17	2,954
7,145	Ford Motor Credit Co. LLC, 4.375%, 08/06/23 (m)	6,974
	General Motors Financial Co., Inc.,
1,255	3.250%, 05/15/18 (e) (m)	1,205
750	4.250%, 05/15/23 (e) (m)	675

		14,596

	Diversified Financial Services — 2.0%
	Bank of America Corp.,
6,135	3.300%, 01/11/23 (m)	5,671
6,465	Citigroup, Inc., 4.500%, 01/14/22 (m)	6,725

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	General Electric Capital Corp.,
3,240	5.875%, 01/14/38 (m)	3,514
9,325	VAR, 6.375%, 11/15/67 (m)	9,838
5,220	ING US, Inc., VAR, 5.650%, 05/15/53 (m)	4,838
EUR 650	KION Finance S.A., (Luxembourg), Reg. S., 6.750%, 02/15/20 (m)	928
GBP1,200	Lowell Group Financing plc, (United Kingdom), Reg. S., 10.750%, 04/01/19 (m)	2,092

		33,606

	Insurance — 1.5%
EUR2,500	Allianz SE, (Germany), Reg. S., VAR, 5.625%, 10/17/42 (m)	3,571
1,370	American International Group, Inc., 6.250%, 03/15/37 (m)	1,360
GBP700	Direct Line Insurance Group plc, (United Kingdom), Reg. S., VAR, 9.250%, 04/27/42 (m)	1,288
EUR2,900	Hannover Finance Luxembourg S.A., (Luxembourg), VAR, 5.000%, 06/30/43 (m)	3,957
3,395	Hartford Financial Services Group, Inc., 5.125%, 04/15/22 (m)	3,697
2,320	MetLife, Inc., 6.400%, 12/15/36 (m)	2,332
3,765	Prudential Financial, Inc., VAR, 5.875%, 09/15/42 (m)	3,671
GBP2,195	Standard Life plc, (United Kingdom),
	Reg. S., VAR, 5.500%, 12/04/42 (m)	3,446

		23,322

	Real Estate Investment Trusts (REITs) — 2.2%
1,025	American Tower Corp., 3.500%, 01/31/23 (m)	922
3,000	AvalonBay Communities, Inc., 2.950%, 09/15/22 (m)	2,749
3,095	Boston Properties LP, 3.125%, 09/01/23 (m)	2,826
	DDR Corp.,
3,865	4.625%, 07/15/22 (m)	3,877
1,640	7.875%, 09/01/20 (m)	1,991
	ERP Operating LP,
2,075	3.000%, 04/15/23 (m)	1,892
350	4.625%, 12/15/21 (m)	366
3,040	Geo Group, Inc. (The), 6.625%, 02/15/21	3,177
	HCP, Inc.,
1,250	3.150%, 08/01/22 (m)	1,142
3,350	5.375%, 02/01/21 (m)	3,628
2,810	Liberty Property LP, 3.375%, 06/15/23 (m)	2,562
	Ventas Realty LP/Ventas Capital Corp.,
4,370	3.250%, 08/15/22 (m)	4,035

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — Continued
2,215	4.000%, 04/30/19 (m)	2,297
1,330	4.250%, 03/01/22 (m)	1,327
3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,027

		35,818

	Real Estate Management & Development — 0.1%
1,710	Realogy Group LLC, 7.625%, 01/15/20 (e)	1,915

	Total Financials	223,515

	Health Care — 3.7%
	Health Care Equipment & Supplies — 0.6%
3,195	Biomet, Inc., 6.500%, 08/01/20	3,275
750	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	840
	DJO Finance LLC/DJO Finance Corp.,
1,500	7.750%, 04/15/18	1,474
1,545	8.750%, 03/15/18	1,672
2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,756

		10,017

	Health Care Providers & Services — 2.3%
2,355	Accellent, Inc., 8.375%, 02/01/17	2,420
2,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	2,650
	Express Scripts Holding Co.,
4,975	3.900%, 02/15/22 (m)	4,993
550	4.750%, 11/15/21 (m)	584
750	HCA Holdings, Inc., 7.750%, 05/15/21	799
	HCA, Inc.,
940	6.500%, 02/15/20	1,009
5,457	7.500%, 02/15/22	5,935
2,710	Health Management Associates, Inc., 7.375%, 01/15/20	3,028
	HealthSouth Corp.,
1,449	7.750%, 09/15/22	1,561
500	8.125%, 02/15/20	548
375	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	306
750	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	802
GBP1,700	Priory Group No. 3 plc, (United Kingdom), Reg. S., 8.875%, 02/15/19 (m)	2,598
1,700	Radiation Therapy Services, Inc., 8.875%, 01/15/17	1,611
	Tenet Healthcare Corp.,
2,650	4.750%, 06/01/20	2,504
4,335	8.000%, 08/01/20	4,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	47

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
750	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	802

		36,653

	Pharmaceuticals — 0.8%
EUR1,800	Capsugel FinanceCo S.C.A., (Luxembourg), Reg. S., 9.875%, 08/01/19 (m)	2,629
750	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	759
3,595	Mylan, Inc., 7.875%, 07/15/20 (e)	4,105
	Valeant Pharmaceuticals International,
2,670	6.750%, 08/15/21 (e)	2,750
375	6.875%, 12/01/18 (e)	398
1,630	7.000%, 10/01/20 (e)	1,711
750	7.250%, 07/15/22 (e)	795

		13,147

	Total Health Care	59,817

	Industrials — 4.6%
	Aerospace & Defense — 0.0% (g)
375	B/E Aerospace, Inc., 6.875%, 10/01/20	405

	Airlines — 0.8%
3,465	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	3,196
2,440	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e) (m)	2,452
145	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	164
2,065	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24 (m)	2,023
647	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	682
257	Delta Air Lines 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19 (m)	302
3,845	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	3,576

		12,395

	Building Products — 0.4%
EUR446	Cie de St-Gobain, (France), 3.625%, 03/28/22 (m)	605
EUR1,200	Grohe Holding GmbH, (Germany), Reg. S., VAR, 8.750%, 12/15/17 (m)	1,649
375	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	409
EUR 2,200	Spie BondCo 3 SCA, (Luxembourg), Reg. S., 11.000%, 08/15/19 (m)	3,242

		5,905

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — 0.1%
375	Casella Waste Systems, Inc., 7.750%, 02/15/19	374
375	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	400
1,020	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	1,011
375	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	384

		2,169

	Construction & Engineering — 0.0% (g)
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	698

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22 (e)	481
375	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	390

		871

	Machinery — 0.6%
1,605	Case New Holland, Inc., 7.875%, 12/01/17	1,846
2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,230
3,715	Terex Corp., 6.500%, 04/01/20	3,873

		8,949

	Marine — 0.0% (g)
225	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	243
140	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	150

		393

	Road & Rail — 1.1%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,955	8.250%, 01/15/19	4,301
225	9.750%, 03/15/20	258
EUR 2,200	EC Finance plc, (United Kingdom), Reg. S., 9.750%, 08/01/17 (m)	3,169
EUR2,200	Geo Debt Finance S.C.A., (Luxembourg), Reg. S., 7.500%, 08/01/18 (m)	3,024
	Hertz Corp. (The),
5,085	5.875%, 10/15/20	5,219
1,000	7.375%, 01/15/21	1,080

		17,051

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Trading Companies & Distributors — 1.3%
	Aircastle Ltd., (Bermuda),
1,360	6.750%, 04/15/17	1,442
1,805	7.625%, 04/15/20	1,999
680	9.750%, 08/01/18	751
	HD Supply, Inc.,
1,995	8.125%, 04/15/19	2,219
2,000	11.000%, 04/15/20	2,390
	International Lease Finance Corp.,
900	5.875%, 04/01/19	912
1,810	8.750%, 03/15/17	2,052
EUR2,200	Rexel S.A., (France), Reg. S., 5.125%, 06/15/20 (m)	2,951
	United Rentals North America, Inc.,
2,750	7.375%, 05/15/20	2,963
2,795	7.625%, 04/15/22	3,005
780	8.250%, 02/01/21	862
124	9.250%, 12/15/19	139

		21,685

	Transportation Infrastructure — 0.2%
GBP2,300	Gatwick Funding Ltd., (United Kingdom), Reg. S., 5.250%, 01/23/24 (m)	3,861

	Total Industrials	74,382

	Information Technology — 2.6%
	Communications Equipment — 0.4%
3,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,310
3,600	Avaya, Inc., 7.000%, 04/01/19 (e)	3,294
375	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	396

		6,000

	Electronic Equipment, Instruments & Components — 0.6%
800	Belden, Inc., 5.500%, 09/01/22 (e)	776
4,545	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	4,994
EUR 2,200	Techem Energy Metering Service GmbH & Co. KG, (Germany), Reg.S., 7.875%, 10/01/20 (m)	3,162

		8,932

	IT Services — 0.7%
1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20	1,386
	First Data Corp.,
3,815	6.750%, 11/01/20 (e)	3,901
1,200	8.250%, 01/15/21 (e)	1,227
300	12.625%, 01/15/21	324

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — Continued
2,600	PIK, 10.000%, 01/15/22 (e)	2,685
	SunGard Data Systems, Inc.,
1,000	7.375%, 11/15/18	1,062
1,500	7.625%, 11/15/20	1,605

		12,190

	Semiconductors & Semiconductor Equipment — 0.6%
2,350	Amkor Technology, Inc., 6.375%, 10/01/22	2,256
	Freescale Semiconductor, Inc.,
1,300	9.250%, 04/15/18 (e)	1,404
334	10.125%, 03/15/18 (e)	361
	NXP B.V./NXP Funding LLC, (Netherlands),
1,000	3.750%, 06/01/18 (e)	966
3,000	5.750%, 02/15/21 (e)	3,000
2,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	2,236

		10,223

	Software — 0.3%
2,000	Epicor Software Corp., 8.625%, 05/01/19	2,110
3,065	Infor U.S., Inc., 9.375%, 04/01/19	3,410

		5,520

	Total Information Technology	42,865

	Materials — 3.4%
	Chemicals — 1.3%
4,065	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	4,156
	Huntsman International LLC,
1,650	4.875%, 11/15/20	1,572
2,000	8.625%, 03/15/21	2,230
	Ineos Finance plc, (United Kingdom),
1,255	7.500%, 05/01/20 (e)	1,343
3,675	8.375%, 02/15/19 (e)	4,024
450	LSB Industries, Inc., 7.750%, 08/01/19 (e)	466
EUR 1,620	Orion Engineered Carbons Bondco GmbH, (Germany), Reg. S., 10.000%, 06/15/18 (m)	2,390
1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,878
2,580	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	2,522

		20,581

	Construction Materials — 0.5%
725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	759

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	49

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Construction Materials — Continued
EUR 5,300	Lafarge S.A., (France), Reg. S., 5.875%, 07/09/19 (m)	7,538

		8,297

	Containers & Packaging — 0.7%
	Ardagh Packaging Finance plc, (Ireland),
375	7.375%, 10/15/17 (e)	401
3,000	9.125%, 10/15/20 (e)	3,203
EUR 2,600	Reg. S., 9.250%, 10/15/20 (m)	3,591
370	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	397
3,735	Sealed Air Corp., 8.375%, 09/15/21 (e)	4,225

		11,817

	Metals & Mining — 0.6%
300	AK Steel Corp., 8.750%, 12/01/18	316
225	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	224
4,819	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	5,144
215	FQM Akubra, Inc., (Canada), 8.750%, 06/01/20 (e)	225
375	Hecla Mining Co., 6.875%, 05/01/21 (e)	341
235	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	225
	Xstrata Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e) (m)	1,766
1,835	5.550%, 10/25/42 (e) (m)	1,525

		9,766

	Paper & Forest Products — 0.3%
2,445	International Paper Co., 6.000%, 11/15/41 (m)	2,652
EUR 2,200	Smurfit Kappa Acquisitions, (Ireland), Reg. S., 5.125%, 09/15/18 (m)	3,039

		5,691

	Total Materials	56,152

	Telecommunication Services — 4.4%
	Diversified Telecommunication Services — 3.6%
3,640	AT&T, Inc., 4.300%, 12/15/42 (m)	3,128
	CCO Holdings LLC/CCO Holdings Capital Corp.,
4,050	7.375%, 06/01/20	4,334
495	8.125%, 04/30/20	537
	CenturyLink, Inc.,
2,060	Series V, 5.625%, 04/01/20	2,019
1,650	Series T, 5.800%, 03/15/22	1,555
	Cincinnati Bell, Inc.,
20	8.375%, 10/15/20	21

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
74	8.750%, 03/15/18	77
EUR 2,200	Eileme 2 AB, (Sweden), Reg. S., 11.750%, 01/31/20 (m)	3,402
3,000	GCI, Inc., 8.625%, 11/15/19	3,120
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,880	6.625%, 12/15/22 (e)	2,873
2,400	7.250%, 10/15/20	2,562
2,700	Koninklijke KPN N.V., (Netherlands), VAR, 7.000%, 03/28/73 (e) (m)	2,700
700	Level 3 Communications, Inc., 11.875%, 02/01/19	803
	Level 3 Financing, Inc.,
3,145	8.125%, 07/01/19	3,326
1,000	8.625%, 07/15/20	1,070
250	9.375%, 04/01/19	274
150	Qwest Capital Funding, Inc., 7.750%, 02/15/31	143
5,720	Sprint Capital Corp., 8.750%, 03/15/32	5,863
EUR 3,100	Telefonica Emisiones S.A.U., (Spain), Reg. S., 3.987%, 01/23/23 (m)	3,971
EUR 1,800	Telenet Finance III Luxembourg SCA, (Luxembourg), Reg. S., 6.625%, 02/15/21 (m)	2,486
	tw telecom holdings, Inc.,
20	5.375%, 10/01/22 (e)	19
25	6.375%, 09/01/23 (e)	25
750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	784
1,755	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,895
1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,829
2,005	Verizon Communications, Inc., 3.850%, 11/01/42 (m)	1,610
GBP 1,700	Virgin Media Finance plc, (United Kingdom), Reg.S., 7.000%, 04/15/23 (m)	2,648
	Windstream Corp.,
3,980	7.750%, 10/01/21	4,069
390	7.750%, 10/01/21 (e)	399
225	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	255

		57,797

	Wireless Telecommunication Services — 0.8%
3,645	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,284
3,000	Crown Castle International Corp., 5.250%, 01/15/23	2,835

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
EUR 2,200	Matterhorn Mobile Holdings S.A., (Luxembourg), Reg. S., 8.250%, 02/15/20 (m)	3,091
2,305	MetroPCS Wireless, Inc., 7.875%, 09/01/18	2,495
300	NII Capital Corp., 7.625%, 04/01/21	230
1,200	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e)	1,131
450	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	525
50	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	51

		13,642

	Total Telecommunication Services	71,439

	Utilities — 2.2%
	Electric Utilities — 1.0%
EUR 3,570	Enel Finance International N.V., (Netherlands), 5.000%, 09/14/22 (m)	4,994
GBP 1,350	Enel Finance International NV, (Netherlands), 5.625%, 08/14/24 (m)	2,058
745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	766
EUR 3,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S., 3.875%, 01/17/23 (m)	4,134
	PPL Capital Funding, Inc.,
1,710	3.500%, 12/01/22 (m)	1,631
3,060	4.700%, 06/01/43 (m)	2,776
730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	786

		17,145

	Gas Utilities — 0.2%
2,785	Enterprise Products Operating LLC, 5.700%, 02/15/42 (m)	2,967

	Independent Power Producers & Energy Traders — 0.7%
	AES Corp.,
238	8.000%, 10/15/17	274
1,790	8.000%, 06/01/20	2,031
	Calpine Corp.,
2,000	7.500%, 02/15/21 (e)	2,120
1,458	7.875%, 07/31/20 (e)	1,575
	NRG Energy, Inc.,
1,800	7.625%, 01/15/18	1,994
1,000	8.250%, 09/01/20	1,097
485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	501
1,365	Southern Power Co., 5.250%, 07/15/43 (m)	1,380

		10,972

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — 0.3%
	Nisource Finance Corp.,
1,905	4.800%, 02/15/44 (m)	1,726
1,235	5.800%, 02/01/42 (m)	1,283
2,360	Sempra Energy, 2.875%, 10/01/22 (m)	2,180

		5,189

	Total Utilities	36,273

	Total Corporate Bonds (Cost $801,205)	792,887

Mortgage Pass-Through Securities — 10.2%
	Federal National Mortgage Association, 30 Year, Single Family,
99,300	TBA, 3.500%, 09/25/43	99,269
63,400	TBA, 4.500%, 09/25/43	66,969

	Total Mortgage Pass-Through Securities (Cost $167,063)	166,238

Municipal Bonds — 2.2% (t)
	California — 0.4%
1,885	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series S-4, Rev., 5.000%, 04/01/43 (m)	1,842
1,540	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/30 (m)	1,605
3,510	University of California, Series AF, Rev., 5.000%, 05/15/39 (m)	3,600

		7,047

	Hawaii — 0.2%
2,440	City & County of Honolulu, Series A, GO, 5.000%, 11/01/33 (m)	2,570

	Massachusetts — 0.2%
2,850	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30 (m)	2,997

	New Jersey — 0.4%
145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (m)	161
3,000	New Jersey State Transportation Trust Fund Authority, Rev., 5.000%, 06/15/42 (m)	2,915
3,880	New Jersey State Turnpike Authority, Taxable Build America Bonds, Series A, Rev., 5.000%, 01/01/43 (m)	3,804

		6,880

	New York — 0.5%
3,650	New York City Transitional Finance Authority, Future Tax Secured, Series I, Rev., 5.000%, 05/01/38 (m)	3,728

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	51

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — Continued
	New York — Continued
3,845	New York State Dormitory Authority, Personal Income Tax, Series A, 5.000%, 02/15/30 (m)	4,034

		7,762

	Ohio — 0.1%
2,215	State of Ohio Turnpike & Infrastructure Commission, Series A-1, Rev., 5.000%, 02/15/48 (m)	2,153

	Texas — 0.1%
2,000	Grand Parkway Transportation Corp., Subordinate Tier Toll, Series B, Rev., 5.000%, 04/01/53 (m)	1,836

	Utah — 0.3%
3,985	Utah Transit Authority, Sales Tax, Rev., 5.000%, 06/15/42 (m)	3,949

	Total Municipal Bonds (Cost $35,557)	35,194

Preferred Securities — 2.1% (x)
	Financials — 2.1%
	Capital Markets — 0.4%
EUR 4,600	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15 (m)	6,080

	Commercial Banks — 1.0%
EUR 2,250	BNP Paribas S.A., (France), VAR, 7.781%, 07/02/18 (m)	3,241
EUR 1,400	BPCE S.A., (France), VAR, 9.000%, 03/17/15 (m)	1,940
GBP 1,650	DNB Bank ASA, (Norway), Reg. S., VAR, 6.012%, 03/29/17 (m)	2,624
EUR 2,700	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 7.092%, 12/21/17 (m)	3,943
EUR 3,650	Societe Generale S.A., (France), VAR, 6.999%, 12/19/17 (m)	5,114

		16,862

	Diversified Financial Services — 0.2%
2,700	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (m)	2,960

	Insurance — 0.5%
GBP 759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m)	1,261
1,225	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	1,280
GBP 2,400	Swiss Reinsurance Co. via ELM B.V., (Netherlands), Reg. S., VAR, 6.302%, 05/25/19 (m)	3,868

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — Continued
GBP 1,600	Zurich Finance UK plc, (United Kingdom), VAR, 6.625%, 10/02/22	2,686

		9,095

	Total Preferred Securities (Cost $ 34,727)	34,997

U.S. Treasury Obligation — 0.2%
3,730	U.S. Treasury Inflation Indexed Bond, 0.750%, 02/15/42 (Cost $4,145)	3,244

SHARES
Preferred Stocks — 0.1%
	Financials — 0.1%
	Consumer Finance — 0.0% (g)
1	Ally Financial, Inc., 7.000%, 10/03/13 @ (e) ($1,000 par value)	936

	Real Estate Investment Trusts (REITs) — 0.1%
55	DDR Corp., Series K, 6.250%, 04/09/18 @ (m)	1,205

	Total Preferred Stocks (Cost $2,339)	2,141

PRINCIPAL AMOUNT
Loan Assignments — 0.3%
	Consumer Discretionary — 0.2%
	Media — 0.2%
2,000	Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16 ^	1,864
	R.H. Donnelley, Inc., Exit Term Loan,
123	VAR, 9.750%, 12/31/16 ^	89
127	VAR, 9.750%, 12/31/16 ^	93
500	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	483

	Total Consumer Discretionary	2,529

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
725	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18 ^	723

	Oil, Gas & Consumable Fuels — 0.0% (g)
500	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18 ^	495

	Total Energy	1,218

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
91	OCI Beaumont, Term B-1 Loan, VAR, 6.250%, 08/20/19 ^	91

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Chemicals — Continued
172	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19 ^	170

		261

	Metals & Mining — 0.0% (g)
275	Fairmount Minerals Ltd., Term B-2 Loan, VAR, 08/15/19 ^	275

	Total Materials	536

	Total Loan Assignments (Cost $4,331)	4,283

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 20.8%
	Investment Company — 20.8%
339,952	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) † (Cost $339,952)	339,952

	Total Investments — 109.6% (Cost $1,796,143)	1,788,773
	Liabilities in Excess of Other Assets — (9.6)%	(156,416)

	NET ASSETS — 100.0%	1,632,357

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(145)	Euro Bobl	09/06/13	(23,968)	228
(465)	Euro Bund	09/06/13	(86,445)	1,749
(4,061)	10 Year U.S. Treasury Note	12/19/13	(504,706)	791
(98)	U.S. Long Bond	12/19/13	(12,927)	(73)
(36)	Ultra Long Term U.S. Treasury Bond	12/19/13	(5,108)	(65)

				2,630

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,127,560	AUD	Societe Generale	09/12/13	1,907	1,893	(14)
1,600,000	EUR	Barclays Bank plc	09/12/13	2,151	2,115	(36)
2,608,785	EUR	Citibank, N.A.	09/12/13	3,483	3,448	(35)
2,051,927	EUR	Credit Suisse International	09/12/13	2,714	2,712	(2)
4,462,569	EUR	Royal Bank of Scotland	09/12/13	5,865	5,898	33
1,371,877	EUR	State Street Corp.	09/12/13	1,789	1,813	24
2,643,181	GBP	Barclays Bank plc	09/12/13	3,996	4,096	100
2,837,539	GBP	BNP Paribas	09/12/13	4,325	4,397	72
5,822,120	GBP	Goldman Sachs International	09/12/13	9,055	9,022	(33)
1,448,792	GBP	Morgan Stanley	09/12/13	2,161	2,245	84
2,250,000	GBP	TD Bank Financial Group	09/12/13	3,486	3,486	– (h)
				40,932	41,125	193

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	53

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,000,000	AUD	BNP Paribas	09/12/13	1,837	1,780	57
1,836,360	EUR	Credit Suisse International	09/12/13	2,438	2,426	12
156,044,844	EUR	Goldman Sachs International	09/12/13	201,888	206,241	(4,353)
1,936,596	EUR	Royal Bank of Scotland	09/12/13	2,491	2,560	(69)
1,848,909	EUR	State Street Corp.	09/12/13	2,447	2,444	3
500,000	EUR	Westpac Banking Corp.	11/14/13	662	661	1
38,982,470	GBP	BNP Paribas	09/12/13	59,243	60,407	(1,164)
1,339,779	GBP	Citibank, N.A.	09/12/13	2,095	2,076	19
				273,101	278,595	(5,494)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	2.683%	4,000	(418)	455
Credit Suisse International:
J. C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	9/20/14	8.981	975	29	52
J. C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	9/20/14	8.981	980	29	44
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	4.002	1,000	(48)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	1.441	2,825	46	(215)

					(362)	195

Credit Default Swaps — Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	3.608%	26,000	1,646	(766)
Deutsche Bank AG, New York
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	3.608	23,000	1,456	(682)

					3,102	(1,448)

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	4.064%	1,000	49	—

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	55

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Asset-Backed Security — 0.0% (g)
	6		RASC Trust, Series 2005-KS10, Class 1A2, VAR, 0.434%, 11/25/35 (m) (Cost $6)	6

	Collateralized Mortgage Obligations — 0.0% (g)
			Non-Agency CMO — 0.0% (g)
	96		Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.434%, 03/25/36 (m)	60
	—	(h)	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.494%, 08/19/45	—	(h)

			Total Collateralized Mortgage Obligations (Cost $96)	60

	Foreign Government Securities — 3.7%
EUR	1,917		Italy Buoni Poliennali Del Tesoro, (Italy), 2.350%, 09/15/19	2,533
GBP	440		United Kingdom Gilt Inflation Linked, (United Kingdom), 2.500%, 07/26/16	2,327

			Total Foreign Government Securities (Cost $4,904)	4,860

	U.S. Treasury Obligations — 91.8%
			U.S. Treasury Inflation Indexed Bonds,
	1,600		0.625%, 02/15/43	1,308
	3,319		0.750%, 02/15/42	2,887
	2,511		1.750%, 01/15/28	3,074
	2,520		2.000%, 01/15/26	3,357
	1,540		2.120%, 02/15/40	1,943
	1,975		2.125%, 02/15/41	2,464
	4,040		2.375%, 01/15/25	5,864
	2,420		2.375%, 01/15/27	3,312
	1,531		2.500%, 01/15/29	2,009
	805		3.375%, 04/15/32	1,453
	1,480		3.625%, 04/15/28 (m)	2,906
	2,092		3.875%, 04/15/29	4,186
			U.S. Treasury Inflation Indexed Notes,
	6,066		0.125%, 04/15/16	6,576
	5,449		0.125%, 04/15/17	5,741
	2,785		0.125%, 04/15/18	2,869
	5,477		0.125%, 01/15/22	5,467
	5,974		0.125%, 07/15/22	5,849
	9,025		0.125%, 01/15/23	8,702
	1,070		0.375%, 07/15/23	1,046
	3,675		0.500%, 04/15/15 (k)	4,053
	5,514		0.625%, 07/15/21	5,828
	5,845		1.125%, 01/15/21	6,595
	4,175		1.250%, 07/15/20	4,807
	401		1.375%, 07/15/18	472

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
3,364	1.375%, 01/15/20	3,922
2,902	1.625%, 01/15/15	3,679
301	1.625%, 01/15/18	365
3,126	1.875%, 07/15/15	3,973
2,206	1.875%, 07/15/19	2,696
2,985	2.000%, 01/15/16	3,756
2,557	2.125%, 01/15/19	3,118
1,030	2.375%, 01/15/17	1,317
3,054	2.500%, 07/15/16	3,891
1,392	2.625%, 07/15/17	1,771

	Total U.S. Treasury Obligations (Cost $118,169)	121,256

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
2,241	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $2,241)	2,241

	Total Investments — 97.2% (Cost $125,416)	128,423
	Other Assets in Excess of Liabilities — 2.8%	3,711

	NET ASSETS — 100.0%	$132,134

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(10)	Euro Bobl	09/06/13	(1,653)	1
(5)	Euro Bund	09/06/13	(929)	3
(10)	10 Year U.S. Treasury Note	12/19/13	(1,243)	—	(h)
(25)	Short Gilt	12/27/13	(4,035)	(1)
(10)	5 Year U.S. Treasury Note	12/31/13	(1,197)	—	(h)

				3

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,541	EUR	Citibank, N.A.	09/04/13	15	15	—	(h)
6,148	EUR	Deutsche Bank AG	09/04/13	8	8	—	(h)
313,844	EUR	Royal Bank of Scotland	09/04/13	418	415	(3)
15,200	EUR	BNP Paribas	10/03/13	20	20	—	(h)
15,950	EUR	Citibank, N.A.	10/03/13	21	21	—	(h)
				482	479	(3)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,908	EUR	Citibank, N.A.	09/04/13	4	4	—	(h)
2,275	EUR	Credit Suisse International	09/04/13	3	3	—	(h)
999,457	EUR	Royal Bank of Canada	09/04/13	1,325	1,321	4
2,923	EUR	Royal Bank of Scotland	09/04/13	4	4	—	(h)
1,268,079	EUR	Societe Generale	09/04/13	1,679	1,676	3
14,371	EUR	Westpac Banking Corp.	09/04/13	19	19	—	(h)
1,958,480	EUR	Citibank, N.A.	10/03/13	2,594	2,589	5
18,203	EUR	Westpac Banking Corp.	10/03/13	24	24	—	(h)
1,508,873	GBP	BNP Paribas	10/03/13	2,341	2,337	4
6,750	GBP	Royal Bank of Canada	10/03/13	11	11	—	(h)
2,828	GBP	Westpac Banking Corp.	10/03/13	4	4	—	(h)
				8,008	7,992	16

Price Lock
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/18	$102.01	4/15/18	11,000	(4)

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.0%
	ABFC Trust,
101	Series 2005-HE2, Class M1, VAR, 0.904%, 06/25/35	101
1,653	Series 2005-OPT1, Class A2C, VAR, 0.544%, 07/25/35	1,609
	Accredited Mortgage Loan Trust,
4,878	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	4,614
7,643	Series 2006-2, Class A3, VAR, 0.334%, 09/25/36	7,337
	ACE Securities Corp. Home Equity Loan Trust,
3,112	Series 2005-HE4, Class M1, VAR, 0.684%, 07/25/35	3,075
4,076	Series 2005-HE7, Class A1B2, VAR, 0.484%, 11/25/35	3,722
3,986	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.459%, 08/25/33	3,859
1,874	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.809%, 12/15/33	1,748
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.429%, 01/25/35	8,423
4,357	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,673
	Centex Home Equity Loan Trust,
5,516	Series 2005-A, Class M2, VAR, 0.684%, 01/25/35	4,784
1,039	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,022
2,375	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,369
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.514%, 01/25/36	4,825
1,637	Series 2007-AMC1, Class A2A, VAR, 0.234%, 12/25/36	727
395	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	390
1,970	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.009%, 03/25/34	1,880
1,268	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	1,260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	GSAMP Trust,
9,199	Series 2006-FM2, Class A2D, VAR, 0.424%, 09/25/36	3,622
10,713	Series 2006-NC1, Class A2, VAR, 0.364%, 02/25/36	9,946
2,500	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,601
1,113	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.904%, 07/25/35	1,104
4,043	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 1.309%, 11/25/34	3,703
2,966	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.114%, 09/25/35	2,665
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.039%, 07/25/34	3,737
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB 05/18/23 (e) (i)	23,457
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.054%, 11/25/34	7,221
1,970	Series 2005-WMC5, Class M4, VAR, 1.144%, 06/25/35	1,832
1,347	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.354%, 02/25/36	1,313
	New Century Home Equity Loan Trust,
119	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	122
6,400	Series 2005-3, Class M1, VAR, 0.664%, 07/25/35	6,295
3,430	Series 2005-4, Class M2, VAR, 0.694%, 09/25/35	2,856
8,455	Series 2005-C, Class A2C, VAR, 0.434%, 12/25/35	7,740
4,901	Option Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.039%, 11/25/34	4,726
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
6,785	Series 2004-WHQ2, Class M2, VAR, 1.129%, 02/25/35	6,684
2,577	Series 2005-WHQ3, Class M1, VAR, 0.604%, 06/25/35	2,563
15,041	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.634%, 06/25/35	14,114

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	RASC Trust,
1,726	Series 2005-KS6, Class M2, VAR, 0.634%, 07/25/35	1,700
4,886	Series 2006-KS1, Class A4, VAR, 0.484%, 02/25/36	4,685
	Renaissance Home Equity Loan Trust,
3,149	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	3,196
574	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	511
	Saxon Asset Securities Trust,
2,490	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,397
3,161	Series 2006-2, Class A3C, VAR, 0.334%, 09/25/36	2,736
7,671	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	7,660
10,406	Structured Asset Investment Loan Trust, Series 2003-BC5, Class M1, VAR, 1.309%, 06/25/33	9,584
7,244	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.544%, 11/25/35	7,208
4,705	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	4,796
2,962	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	3,013

	Total Asset-Backed Securities (Cost $195,243)	209,205

Collateralized Mortgage Obligations — 6.2%
	Agency CMO — 3.2%
	Federal Home Loan Mortgage Corp. REMIC,
4,451	Series 2906, Class SW, IF, IO, 6.516%, 11/15/34	272
34,106	Series 3045, Class DI, IF, IO, 6.546%, 10/15/35	5,432
12,056	Series 3155, Class PS, IF, IO, 6.966%, 05/15/36	1,696
686	Series 3171, Class OJ, PO, 06/15/36	538
4,141	Series 3218, Class AS, IF, IO, 6.396%, 09/15/36	729
7,328	Series 3236, Class IS, IF, IO, 6.466%, 11/15/36	1,240
18,000	Series 3240, Class S, IF, IO, 6.436%, 11/15/36	3,235
5,042	Series 3244, Class SB, IF, IO, 6.476%, 11/15/36	1,008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
2,030	Series 3279, Class SD, IF, IO, 6.246%, 02/15/37	282
3,696	Series 3370, Class SH, IF, IO, 6.266%, 10/15/37	568
10,632	Series 3387, Class SB, IF, IO, 6.236%, 11/15/37	1,690
7,918	Series 3628, Class A, 5.000%, 06/15/38	8,136
5,868	Series 3673, Class SA, IF, IO, 6.236%, 05/15/40	711
10,852	Series 3692, Class PS, IF, IO, 6.416%, 05/15/38	1,509
18,690	Series 3737, Class LI, IO, 4.500%, 05/15/24	1,512
7,917	Series 3751, Class MI, IO, 4.000%, 02/15/34	172
16,363	Series 3819, Class SH, IF, IO, 6.286%, 06/15/40	2,264
6,970	Series 3827, Class H, 4.000%, 09/15/37	7,074
12,071	Series 3835, Class KA, 4.000%, 05/15/37	12,393
10,045	Series 3845, Class KP, 4.000%, 04/15/38	10,191
4,837	Series 3877, Class EL, 4.000%, 08/15/38	4,892
1,374	Series 3877, Class EM, 4.000%, 08/15/38	1,385
13,955	Series 3884, Class AD, 4.000%, 08/15/38	14,181
24,038	Series 3907, Class ST, IF, IO, 6.316%, 08/15/41	4,279
27,065	Series 3919, Class SA, IF, IO, 6.316%, 09/15/41	4,833
1,997	Series 3939, Class JA, 4.000%, 12/15/37	2,027
9,404	Series 3960, Class SJ, IF, IO, 6.466%, 08/15/40	1,885
17,533	Series 3973, Class SG, IF, IO, 6.466%, 04/15/30	2,721
5,893	Series 3976, Class AI, IO, 3.500%, 08/15/29	594
15,440	Series 3984, Class NS, IF, IO, 6.416%, 01/15/40	2,350
22,064	Series 3989, Class SJ, IF, IO, 5.766%, 01/15/42	4,270
32,402	Series 3997, Class HS, IF, IO, 6.366%, 03/15/38	6,440
11,536	Series 4001, Class SD, IF, IO, 7.016%, 02/15/36	2,024
8,544	Series 4010, Class JS, IF, IO, 6.416%, 03/15/32	1,801
12,180	Series 4013, Class SB, IF, IO, 6.266%, 03/15/42	2,599
43,411	Series 4019, Class SC, IF, IO, 6.266%, 03/15/42	10,025

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
69,976	Series 4027, Class SL, IF, IO, 5.736%, 04/15/42	14,940
29,750	Series 4027, Class SW, IF, IO, 5.736%, 04/15/42	5,169
23,281	Series 4047, Class SC, IF, IO, 6.516%, 04/15/31	4,578
174,170	Series 4057, Class SA, IF, IO, 5.866%, 04/15/39	35,170
75,168	Series 4059, Class SP, IF, IO, 6.366%, 06/15/42	16,288
14,738	Series 4061, Class HS, IF, IO, 6.516%, 08/15/31	2,861
36,614	Series 4061, Class SA, IF, IO, 6.366%, 06/15/42	7,937
9,857	Series 4077, Class SM, IF, IO, 6.516%, 08/15/40	2,051
13,893	Series 4080, Class SA, IF, IO, 5.816%, 07/15/42	3,119
77,416	Series 4084, Class GS, IF, IO, 5.866%, 04/15/39	15,628
24,819	Series 4086, Class TS, IF, IO, 5.916%, 04/15/37	4,133
24,031	Series 4097, Class SL, IF, IO, 5.966%, 06/15/41	4,199
1,491	Series 4100, Class KJ, 3.500%, 08/15/42	1,482
18,229	Series 4104, Class SC, IF, IO, 5.866%, 09/15/42	4,078
60,996	Series 4119, Class SC, IF, IO, 5.966%, 10/15/42	13,181
26,086	Series 4122, Class SJ, IF, IO, 5.966%, 12/15/40	5,335
12,547	Series 4132, Class SE, IF, IO, 6.016%, 12/15/40	2,525
65,487	Series 4152, Class SG, IF, IO, 6.316%, 02/15/42	14,936
1,749	Series 4165, Class ZA, 3.500%, 02/15/43	1,751
	Federal National Mortgage Association REMIC,
692	Series 2004-17, Class DS, IF, IO, 6.966%, 11/25/32	28
24	Series 2004-41, Class SA, IF, IO, 6.966%, 02/25/32	—	(h)
1,275	Series 2004-52, Class SX, IF, IO, 6.866%, 09/25/32	89
2,588	Series 2004-61, Class NS, IF, IO, 7.516%, 08/25/34	524
7,217	Series 2004-72, Class S, IF, IO, 6.316%, 09/25/34	1,185
5,259	Series 2004-92, Class SQ, IF, IO, 6.466%, 05/25/34	881

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
3,260	Series 2005-13, Class AS, IF, IO, 5.916%, 03/25/35	531
7,460	Series 2005-23, Class SG, IF, IO, 6.516%, 04/25/35	1,289
8,880	Series 2005-57, Class DI, IF, IO, 6.516%, 03/25/35	1,025
22,794	Series 2005-74, Class SE, IF, IO, 5.916%, 09/25/35	4,074
15,569	Series 2005-82, Class SY, IF, IO, 6.546%, 09/25/35	2,722
6,706	Series 2006-3, Class SB, IF, IO, 6.516%, 07/25/35	1,109
5,181	Series 2006-20, Class IG, IF, IO, 6.466%, 04/25/36	905
11,889	Series 2006-56, Class SA, IF, IO, 5.306%, 11/25/35	1,571
29,540	Series 2006-58, Class SI, IF, IO, 6.356%, 07/25/36	5,000
12,729	Series 2006-70, Class JI, IF, IO, 6.416%, 06/25/36	2,050
2,413	Series 2006-72, Class XI, IF, IO, 6.316%, 08/25/36	315
3,591	Series 2006-106, Class CS, IF, IO, 6.406%, 11/25/36	634
3,900	Series 2006-108, Class S, IF, IO, 7.016%, 11/25/36	786
5,448	Series 2006-109, Class SG, IF, IO, 6.446%, 11/25/36	965
8,454	Series 2006-124, Class SI, IF, IO, 6.091%, 01/25/37	1,488
9,468	Series 2006-125, Class SA, IF, IO, 6.536%, 01/25/37	1,555
25,714	Series 2007-33, Class SD, IF, IO, 5.926%, 04/25/37	5,219
5,633	Series 2007-37, Class SA, IF, IO, 5.936%, 05/25/37	763
12,663	Series 2007-44, Class HE, IF, IO, 6.236%, 05/25/37	1,826
15,345	Series 2007-55, Class S, IF, IO, 6.576%, 06/25/37	3,152
3,706	Series 2007-88, Class MI, IF, IO, 6.336%, 09/25/37	535
1,858	Series 2007-88, Class XI, IF, IO, 6.356%, 06/25/37	233
11,046	Series 2007-91, Class AS, IF, IO, 6.216%, 10/25/37	1,904
7,778	Series 2007-109, Class GI, IF, IO, 5.886%, 12/25/37	1,550

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
24,076		Series 2008-2, Class SA, IF, IO, 6.086%, 02/25/38	4,940
7,750		Series 2008-17, Class KS, IF, IO, 6.166%, 11/25/37	970
14,987		Series 2008-28, Class SQ, IF, IO, 5.896%, 04/25/38	2,134
4,912		Series 2008-34, Class GS, IF, IO, 6.266%, 05/25/38	543
3,638		Series 2008-41, Class S, IF, IO, 6.616%, 11/25/36	570
3,157		Series 2008-71, Class SB, IF, IO, 6.301%, 10/25/29	63
36,868		Series 2008-92, Class SA, IF, IO, 6.266%, 12/25/38	8,079
931		Series 2009-65, Class MB, 4.000%, 10/25/37	950
39,757		Series 2009-87, Class SG, IF, IO, 6.066%, 11/25/39	5,432
472		Series 2009-106, Class EA, 4.500%, 03/25/34	474
35,100		Series 2009-110, Class SD, IF, IO, 6.066%, 01/25/40	5,601
389		Series 2010-34, Class JD, 3.000%, 09/25/37	395
8,274		Series 2010-54, Class PA, 4.500%, 04/25/39	8,432
10,513		Series 2010-79, Class NA, 4.500%, 05/25/36	10,629
10,042		Series 2010-102, Class S, IF, IO, 6.366%, 09/25/40	2,138
43,786		Series 2010-107, Class PS, IF, IO, 6.446%, 06/25/40	7,045
20,402		Series 2010-107, Class SP, IF, IO, 6.466%, 06/25/40	3,283
32,132		Series 2010-131, Class SA, IF, IO, 6.416%, 11/25/40	5,742
50,295		Series 2010-139, Class SA, IF, IO, 5.846%, 12/25/40	7,379
11,920		Series 2011-8, Class AK, 4.000%, 09/25/35	11,956
19,264		Series 2011-18, Class UA, 4.000%, 08/25/38	19,851
—	(h)	Series 2011-32, Class EC, 4.000%, 01/25/36	—	(h)
1,069		Series 2011-40, Class LJ, 4.500%, 01/25/34	1,081
2,026		Series 2011-70, Class CL, 3.000%, 08/25/26	2,023

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
43,344	Series 2011-86, Class KS, IF, IO, 5.766%, 09/25/41	4,248
12,502	Series 2011-93, Class ES, IF, IO, 6.316%, 09/25/41	1,723
22,021	Series 2011-101, Class SC, IF, IO, 6.316%, 10/25/40	4,201
25,288	Series 2011-118, Class CS, IF, IO, 6.316%, 10/25/39	3,810
12,585	Series 2011-124, Class DS, IF, IO, 6.366%, 08/25/40	2,253
53,311	Series 2011-145, Class PS, IF, IO, 6.426%, 04/25/30	9,664
566	Series 2012-11, Class PN, 4.000%, 11/25/40	561
8,533	Series 2012-14, Class LS, IF, IO, 6.316%, 03/25/42	1,714
33,584	Series 2012-17, Class JS, IF, IO, 6.466%, 11/25/30	6,045
3,918	Series 2012-20, Class JS, IF, IO, 5.816%, 10/25/38	932
13,175	Series 2012-24, Class S, IF, IO, 5.316%, 05/25/30	1,652
35,606	Series 2012-30, Class MS, IF, IO, 6.266%, 04/25/42	6,718
30,388	Series 2012-36, Class SB, IF, IO, 6.266%, 04/25/42	8,009
31,117	Series 2012-36, Class SN, IF, IO, 6.266%, 04/25/42	8,732
15,131	Series 2012-42, Class PS, IF, IO, 6.396%, 08/25/41	2,438
53,918	Series 2012-47, Class SD, IF, IO, 6.266%, 05/25/42	15,026
43,233	Series 2012-58, Class SM, IF, IO, 6.316%, 06/25/42	7,848
81,384	Series 2012-73, Class LS, IF, IO, 5.866%, 06/25/39	15,559
48,472	Series 2012-74, Class AS, IF, IO, 5.866%, 03/25/39	9,055
27,443	Series 2012-83, Class LS, IF, IO, 5.216%, 08/25/42	5,072
13,758	Series 2012-84, Class QS, IF, IO, 6.466%, 09/25/31	2,947
63,422	Series 2012-115, Class DS, IF, IO, 5.916%, 10/25/42	13,468
32,219	Series 2012-137, Class SN, IF, IO, 5.916%, 12/25/42	6,018
6,492	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	1,385

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
21,293	Series 2012-147, Class SA, IF, IO, 5.916%, 01/25/43	4,697
29,799	Series 2013-2, Class S, IF, IO, 5.966%, 02/25/43	5,889
9,506	Series 2013-5, Class EZ, 2.000%, 08/25/42	9,416
3,727	Series 2013-14, Class ZN, 1.500%, 03/25/43	3,581
25,336	Series 2013-27, Class UZ, 3.000%, 04/25/43	22,110
7,811	Series 2013-29, Class QZ, 4.000%, 04/25/43	7,136
11,238	Series 2013-31, Class NZ, 3.000%, 04/25/43	9,786
3,163	Series 2013-33, Class DZ, 3.500%, 08/25/42	2,811
6,405	Series 2013-33, Class YZ, 3.000%, 04/25/43	5,651
	Federal National Mortgage Association STRIPS,
2,642	Series 366, Class 18, IO, 4.000%, 11/01/20	202
2,355	Series 377, Class 2, IO, 5.000%, 10/01/36	388
3,310	Series 379, Class 2, IO, 5.500%, 05/01/37	525
10,788	Series 390, Class C7, IO, 4.000%, 07/25/23	726
17,040	Series 390, Class C8, IO, 4.500%, 07/25/23	1,318
	Government National Mortgage Association,
1,322	Series 2005-7, Class NL, IF, IO, 6.566%, 03/17/33	209
7,392	Series 2009-41, Class GS, IF, IO, 5.866%, 06/16/39	946
6,586	Series 2012-93, Class MS, IF, IO, 6.466%, 07/20/42	1,219

		655,625

	Non-Agency CMO — 3.0%
3,475	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, VAR, 2.733%, 01/25/36	2,871
	Alternative Loan Trust,
4,684	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	4,789
1,425	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,459
3,155	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,118
6,095	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	5,947

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
7,953	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,407
2,595	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	2,566
10,226	Series 2005-70CB, Class A5, 5.500%, 12/25/35	8,946
4,419	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	4,234
1,920	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,902
4,789	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	4,761
3,249	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,609
3,112	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,664
5,805	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,731
8,619	Series 2006-25CB, Class A9, 6.000%, 10/25/36	7,297
1,259	Series 2006-28CB, Class A17, 6.000%, 10/25/36	959
4,587	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,619
1,155	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	910
459	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	397
1,594	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,179
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,126
3,214	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.374%, 09/25/46	2,110
	Banc of America Alternative Loan Trust,
8,611	Series 2004-1, Class 1A1, 6.000%, 02/25/34	8,827
4,437	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	4,336
3,719	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,577
4,819	Series 2006-4, Class 2A1, 6.000%, 05/25/21	4,941
	Banc of America Funding Trust,
5,666	Series 2005-1, Class 1A1, 5.500%, 02/25/35	5,982

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,782	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,756
	Banc of America Mortgage Trust,
786	Series 2005-10, Class 1A13, 5.500%, 11/25/35	788
2,877	Series 2005-11, Class 2A1, 5.250%, 12/25/20	2,962
14,267	Series 2007-3, Class 1A1, 6.000%, 09/25/37	13,024
	Chase Mortgage Finance Trust,
4,570	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	4,688
13,954	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	12,524
4,055	Series 2006-S2, Class 2A1, 6.000%, 10/25/36	3,621
	CHL Mortgage Pass-Through Trust,
316	Series 2005-10, Class A1, 5.500%, 05/25/35	314
6,104	Series 2005-20, Class A7, 5.250%, 12/25/27	5,651
1,767	Series 2005-21, Class A2, 5.500%, 10/25/35	1,725
3,234	Series 2006-15, Class A1, 6.250%, 10/25/36	2,724
1,916	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,691
9,334	Series 2007-16, Class A1, 6.500%, 10/25/37	8,452
12,772	Series 2007-17, Class 1A1, 6.000%, 10/25/37	11,912
	Citicorp Mortgage Securities Trust,
8,584	Series 2006-5, Class 1A3, 6.000%, 10/25/36	8,741
1,820	Series 2006-7, Class 2A1, 5.500%, 12/25/21	1,859
256	Series 2007-2, Class 1A5, 5.750%, 02/25/37	255
8,935	Series 2007-5, Class 1A9, 6.000%, 06/25/37	9,040
3,640	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	3,554
	CitiMortgage Alternative Loan Trust,
8,637	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	7,595
6,007	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	5,405
868	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	885

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
10,372	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	8,587
	Credit Suisse First Boston Mortgage Securities Corp.,
3,742	Series 2003-AR24, Class 2A4, VAR, 2.598%, 10/25/33	3,481
3,724	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,826
1,289	Series 2005-5, Class 1A1, 5.000%, 07/25/20	1,290
589	Series 2005-7, Class 3A1, 5.000%, 08/25/20	599
2,975	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	3,088
4,273	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,530
5,646	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	4,823
4,597	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.494%, 10/25/45	3,208
	GSR Mortgage Loan Trust,
4,500	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	4,360
707	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	683
1,265	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,254
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.814%, 01/25/35	4,679
4,867	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.964%, 10/25/34	4,545
4,086	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	4,338
	Lehman Mortgage Trust,
4,600	Series 2005-1, Class 7A1, 5.500%, 11/25/20	4,647
2,832	Series 2006-4, Class 3A1, 5.000%, 08/25/21	2,823
	MASTR Alternative Loan Trust,
3,722	Series 2004-7, Class 10A1, 6.000%, 06/25/34	3,820
7,453	Series 2004-13, Class 9A1, 5.500%, 01/25/35	7,610
5,668	Series 2005-5, Class 3A1, 5.750%, 08/25/35	5,005

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,826	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,959
	Prime Mortgage Trust,
4,449	Series 2005-2, Class 2A1, VAR, 7.089%, 10/25/32	4,772
929	Series 2005-4, Class 2A8, 5.500%, 10/25/35	925
932	Series 2006-1, Class 2A5, 6.000%, 06/25/36	909
	RALI Trust,
7,075	Series 2003-QS16, Class A1, 5.000%, 08/25/18	7,249
3,931	Series 2003-QS20, Class CB, 5.000%, 11/25/18	4,047
1,947	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,983
1,194	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,177
1,198	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,218
778	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	799
	RFMSI Trust,
2,130	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	2,113
8,253	Series 2005-SA2, Class 2A2, VAR, 3.030%, 06/25/35	7,392
7,404	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	6,705
10,551	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	9,829
8,610	Series 2006-S9, Class A1, 6.250%, 09/25/36	7,814
3,736	Series 2006-SA4, Class 2A1, VAR, 3.802%, 11/25/36	3,086
2,825	Series 2007-S2, Class A4, 6.000%, 02/25/37	2,557
12,749	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	11,309
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,567
9,750	Series 2012-2A, Class B1, 6.000%, 10/25/57 (e) (i)	10,103
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,612
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,379

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,807
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,443
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	2,760
14,750	Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, 7.340%, 07/25/23	15,354
	Structured Asset Securities Corp. Trust,
864	Series 2005-6, Class 5A1, 5.000%, 05/25/35	885
2,625	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,641
10,262	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.841%, 11/25/33	10,701
15,309	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.106%, 09/25/37	15,802
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
403	Series 2005-8, Class 1A8, 5.500%, 10/25/35	357
1,783	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,488
	Wells Fargo Alternative Loan Trust,
6,372	Series 2005-1, Class 1A2, 5.500%, 02/25/35	6,638
21,827	Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	19,474
	Wells Fargo Mortgage-Backed Securities Trust,
1,464	Series 2005-16, Class A16, 5.750%, 01/25/36	1,461
2,982	Series 2005-16, Class A8, 5.750%, 01/25/36	3,077
3,931	Series 2006-1, Class A3, 5.000%, 03/25/21	4,029
6,894	Series 2006-9, Class 1A30, 6.000%, 08/25/36	6,929
17	Series 2006-11, Class A13, 6.000%, 09/25/36	16
7,374	Series 2006-11, Class A4, 5.000%, 09/25/36	6,848
8,933	Series 2006-11, Class A8, 6.000%, 09/25/36	8,587
15,440	Series 2006-15, Class A1, 6.000%, 11/25/36	14,456
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,899

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,875	Series 2006-17, Class A1, 5.500%, 11/25/21	1,899
1,509	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,556
2,238	Series 2007-5, Class 2A3, 5.500%, 05/25/22	2,354
13,704	Series 2007-7, Class A1, 6.000%, 06/25/37	12,799
9,516	Series 2007-7, Class A39, 6.000%, 06/25/37	8,887
16,234	Series 2007-7, Class A49, 6.000%, 06/25/37	15,162
14,776	Series 2007-8, Class 2A8, 6.000%, 07/25/37	14,193
6,756	Series 2007-10, Class 1A5, 6.000%, 07/25/37	6,607
3,136	Series 2007-11, Class A85, 6.000%, 08/25/37	2,991
631	Series 2007-11, Class A96, 6.000%, 08/25/37	602

		610,832

	Total Collateralized Mortgage Obligations (Cost $1,258,733)	1,266,457

Commercial Mortgage-Backed Security — 0.0% (g)
8,535	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERA, VAR, 0.584%, 09/15/21 (e) (Cost $7,611)	8,463

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
1,358	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1,598	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	3,675

	Total Convertible Bonds (Cost $2,956)	3,675

Corporate Bonds — 26.6%
	Consumer Discretionary — 5.8%
	Auto Components — 0.4%
7,295	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	7,678
3,058	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	3,264

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — Continued
	American Axle & Manufacturing, Inc.,
2,100	6.250%, 03/15/21	2,137
1,585	7.750%, 11/15/19	1,743
1,810	Continental Rubber of America Corp., 4.500%, 09/15/19 (e)	1,829
	Dana Holding Corp.,
1,910	5.375%, 09/15/21	1,877
955	6.000%, 09/15/23	931
2,515	6.500%, 02/15/19	2,672
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,695
13,250	7.000%, 05/15/22	13,532
11,661	8.250%, 08/15/20	12,856
1,030	8.750%, 08/15/20	1,179
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,107
	Schaeffler Finance B.V., (Netherlands),
6,325	4.750%, 05/15/21 (e)	5,946
1,200	8.500%, 02/15/19 (e)	1,332
7,202	UCI International, Inc., 8.625%, 02/15/19	7,382
6,368	Visteon Corp., 6.750%, 04/15/19	6,750

		77,910

	Automobiles — 0.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
9,336	8.000%, 06/15/19	10,141
26,881	8.250%, 06/15/21	29,502
	Ford Motor Co.,
1,000	7.400%, 11/01/46	1,191
325	7.500%, 08/01/26	385
1,350	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	1,299
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (i)	—	(h)
1,533	5.250%, 03/06/32 (i)	—	(h)
1,545	6.250%, 07/15/33 (i)	1
170	7.250%, 04/15/41 (i)	—	(h)
505	7.250%, 07/15/41 (i)	—	(h)
687	7.250%, 02/15/52 (i)	—	(h)
581	7.375%, 05/15/48 (i)	—	(h)
51	7.375%, 10/01/51 (i)	—	(h)

		42,519

	Distributors — 0.1%
3,410	American Tire Distributors, Inc., 9.750%, 06/01/17	3,589
2,348	LKQ Corp., 4.750%, 05/15/23 (e)	2,160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Distributors — Continued
	VWR Funding, Inc.,
4,955	7.250%, 09/15/17	5,153
1,000	10.750%, 06/30/17 (e)	1,010
EUR 1,838	10.750%, 06/30/17 (e)	2,454

		14,366

	Diversified Consumer Services — 0.1%
2,653	Outerwall, Inc., 6.000%, 03/15/19 (e)	2,653
	Service Corp. International,
645	5.375%, 01/15/22 (e)	627
1,825	6.750%, 04/01/16	1,973
1,270	7.000%, 06/15/17	1,394
3,640	7.000%, 05/15/19	3,895
5,580	7.500%, 04/01/27	6,026
1,585	7.625%, 10/01/18	1,801
5,145	ServiceMaster Co., 7.000%, 08/15/20	4,708
3,085	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,285

		26,362

	Hotels, Restaurants & Leisure — 1.7%
3,000	Burger King Corp., 9.875%, 10/15/18	3,375
	Caesars Entertainment Operating Co., Inc.,
10,055	8.500%, 02/15/20	9,602
17,455	9.000%, 02/15/20	16,757
4,120	10.000%, 12/15/18	2,431
13,205	11.250%, 06/01/17	13,601
3,871	CCM Merger, Inc., 9.125%, 05/01/19 (e)	4,045
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	10,645
	CityCenter Holdings LLC/CityCenter Finance Corp.,
6,990	7.625%, 01/15/16	7,383
42,588	PIK, 10.750%, 01/15/17	45,889
3,650	DineEquity, Inc., 9.500%, 10/30/18	4,061
10,200	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	10,225
CAD 5,250	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17 (e)	5,321
3,435	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	3,796
2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,300
13,020	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	12,044
9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	10,225

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — Continued
3,550	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	3,257
	MGM Resorts International,
2,930	6.625%, 12/15/21	2,974
12,635	6.750%, 10/01/20	12,888
2,205	7.500%, 06/01/16	2,425
14,875	7.625%, 01/15/17	16,400
32,495	7.750%, 03/15/22	34,526
17,665	8.625%, 02/01/19	19,829
10,250	10.000%, 11/01/16	12,044
1,090	11.375%, 03/01/18	1,362
3,375	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	3,379
890	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	961
5,450	PNK Finance Corp., 6.375%, 08/01/21 (e)	5,436
	Real Mex Restaurants, Inc.,
1,590	11.000%, 03/15/14 (i)	1,590
2,845	19.000%, 03/21/16 (i)	1,582
324	19.000%, 03/21/16 (i)	324
14,055	Sabre, Inc., 8.500%, 05/15/19 (e)	15,144
5,910	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	5,703
11,100	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	11,877
4,850	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	4,826
3,000	Station Casinos LLC, 7.500%, 03/01/21	3,090
7,250	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	7,685
815	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.375%, 06/01/21 (e)	774
6,085	Vail Resorts, Inc., 6.500%, 05/01/19	6,450
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	3,906
3,550	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	3,941

		345,073

	Household Durables — 0.4%
1,728	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	1,771
5,445	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	5,567
2,528	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	2,496

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — Continued
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,480
3,690	7.500%, 01/15/20	3,948
	K. Hovnanian Enterprises, Inc.,
7,472	7.250%, 10/15/20 (e)	7,883
5,243	9.125%, 11/15/20 (e)	5,636
4,500	11.875%, 10/15/15	5,085
	KB Home,
2,149	7.500%, 09/15/22	2,240
278	8.000%, 03/15/20	301
712	9.100%, 09/15/17	807
	Lennar Corp.,
1,400	4.750%, 12/15/17	1,421
735	5.000%, 11/15/22 (e)	674
2,500	6.950%, 06/01/18	2,713
6,355	Series B, 12.250%, 06/01/17	8,166
3,033	Libbey Glass, Inc., 6.875%, 05/15/20	3,242
2,474	M/I Homes, Inc., 8.625%, 11/15/18	2,641
3,500	Meritage Homes Corp., 7.000%, 04/01/22	3,745
4,208	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	4,366
	Standard Pacific Corp.,
8,705	8.375%, 05/15/18	9,837
1,770	8.375%, 01/15/21	1,982
2,395	10.750%, 09/15/16	2,844
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
3,146	5.250%, 04/15/21 (e)	2,973
2,587	7.750%, 04/15/20 (e)	2,826
2,645	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,761
1,627	Toll Brothers Finance Corp., 5.875%, 02/15/22	1,660
4,290	WCI Communities, Inc., 6.875%, 08/15/21 (e)	4,161

		93,226

	Internet & Catalog Retail — 0.1%
	Sitel LLC/Sitel Finance Corp.,
3,440	11.000%, 08/01/17 (e)	3,647
11,520	11.500%, 04/01/18	9,792

		13,439

	Leisure Equipment & Products — 0.1%
9,955	Easton-Bell Sports, Inc., 9.750%, 12/01/16	10,577
5,005	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	5,143

		15,720

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — 1.7%
	AMC Entertainment, Inc.,
5,365	8.750%, 06/01/19	5,767
6,115	9.750%, 12/01/20	6,987
4,085	Block Communications, Inc., 7.250%, 02/01/20 (e)	4,279
	Cablevision Systems Corp.,
1,900	5.875%, 09/15/22	1,814
16,610	8.000%, 04/15/20	18,396
1,735	8.625%, 09/15/17	1,974
5,915	Cenveo Corp., 8.875%, 02/01/18	5,885
5,746	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20 (e)	5,732
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23	2,300
1,785	7.375%, 06/15/21	1,923
	Clear Channel Communications, Inc.,
6,939	9.000%, 12/15/19	6,679
12,915	9.000%, 03/01/21	12,269
2,960	11.250%, 03/01/21	3,034
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,459
16,395	6.500%, 11/15/22	16,395
1,185	Series A, 7.625%, 03/15/20	1,176
29,745	Series B, 7.625%, 03/15/20	29,819
1,111	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	1,067
7,015	CSC Holdings LLC, 8.625%, 02/15/19	8,067
	DISH DBS Corp.,
10,300	5.000%, 03/15/23	9,502
6,437	5.125%, 05/01/20	6,228
9,700	5.875%, 07/15/22	9,506
8,165	6.750%, 06/01/21	8,512
27,142	7.875%, 09/01/19	30,602
405	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	416
1,900	Gray Television, Inc., 7.500%, 10/01/20	2,004
5,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	5,458
3,950	Hughes Satellite Systems Corp., 6.500%, 06/15/19	4,157
5,730	Interactive Data Corp., 10.250%, 08/01/18	6,375
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,352
650	LIN Television Corp., 8.375%, 04/15/18	694
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,680

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
6,430	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,784
	Mediacom LLC/Mediacom Capital Corp.,
7,690	7.250%, 02/15/22	8,055
6,129	9.125%, 08/15/19	6,727
1,365	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	1,324
3,495	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	3,530
9,425	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	10,155
	Quebecor Media, Inc., (Canada),
4,925	5.750%, 01/15/23	4,593
3,366	7.750%, 03/15/16	3,409
1,608	Radio One, Inc., 12.500%, 05/24/16	1,628
2,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	1,965
	Sinclair Television Group, Inc.,
8,100	5.375%, 04/01/21	7,675
2,195	6.125%, 10/01/22	2,168
4,445	8.375%, 10/15/18	4,856
1,900	9.250%, 11/01/17 (e)	2,009
	Sirius XM Radio, Inc.,
4,260	4.250%, 05/15/20 (e)	3,898
2,000	5.250%, 08/15/22 (e)	1,855
11,232	5.750%, 08/01/21 (e)	11,007
EUR 2,631	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.125%, 01/21/23 (e)	3,286
	Univision Communications, Inc.,
5,000	6.875%, 05/15/19 (e)	5,275
3,000	7.875%, 11/01/20 (e)	3,251
4,900	8.500%, 05/15/21 (e)	5,304
250	Videotron Laurentian Ltd., (Canada), 5.000%, 07/15/22	232
	WMG Acquisition Corp.,
1,845	6.000%, 01/15/21 (e)	1,891
7,891	11.500%, 10/01/18	9,095

		338,480

	Multiline Retail — 0.0% (g)
	J.C. Penney Corp., Inc.,
3,605	5.750%, 02/15/18	2,821
3,860	6.375%, 10/15/36	2,663
885	7.950%, 04/01/17	771

		6,255

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.9%
4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,773
	Claire’s Stores, Inc.,
965	7.750%, 06/01/20 (e)	960
23,433	8.875%, 03/15/19	25,191
23,326	9.000%, 03/15/19 (e)	25,979
5,496	Gymboree Corp. (The), 9.125%, 12/01/18	5,194
5,825	Hillman Group, Inc. (The), 10.875%, 06/01/18	6,306
13,190	J. Crew Group, Inc., 8.125%, 03/01/19	13,882
3,700	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	3,811
8,030	L Brands, Inc., 6.625%, 04/01/21	8,532
2,845	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., PIK, 8.250%, 08/01/18 (e)	2,845
	Michael’s Stores, Inc.,
9,405	7.750%, 11/01/18	10,122
5,203	11.375%, 11/01/16	5,379
	Neebo, Inc.,
138	15.000%, 06/30/16	145
1,384	15.000%, 06/30/16 (e)	1,450
	New Look Bondco I plc, (United Kingdom),
GBP 4,358	8.750%, 05/14/18 (e)	6,775
EUR 4,667	VAR, 6.453%, 05/14/18 (e)	6,137
11,072	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	11,861
5,636	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	5,573
4,510	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,859
11,107	Radio Systems Corp., 8.375%, 11/01/19 (e)	12,023
	Sally Holdings LLC/Sally Capital, Inc.,
1,450	5.750%, 06/01/22	1,452
3,630	6.875%, 11/15/19	3,956
17,347	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	18,258

		185,463

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
4,885	6.375%, 12/15/20	5,276
978	8.000%, 12/15/16	1,034
6,255	Polymer Group, Inc., 7.750%, 02/01/19	6,599
1,730	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	1,784
880	William Carter Co. (The), 5.250%, 08/15/21 (e)	884

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Textiles, Apparel & Luxury Goods — Continued
680	Wolverine World Wide, Inc., 6.125%, 10/15/20 (e)	706

		16,283

	Total Consumer Discretionary	1,175,096

	Consumer Staples — 1.6%
	Beverages — 0.1%
	Constellation Brands, Inc.,
3,426	3.750%, 05/01/21	3,169
4,042	4.250%, 05/01/23	3,708
1,651	7.250%, 09/01/16	1,868
2,175	7.250%, 05/15/17	2,485
2,805	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	2,833

		14,063

	Food & Staples Retailing — 0.3%
4,465	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	4,364
9,955	Michael Foods Group, Inc., 9.750%, 07/15/18	10,925
	New Albertsons, Inc.,
2,731	7.450%, 08/01/29	2,089
8,083	8.000%, 05/01/31	6,426
5,225	8.700%, 05/01/30	4,285
3,700	Pantry, Inc. (The), 8.375%, 08/01/20	3,922
	Rite Aid Corp.,
540	6.750%, 06/15/21 (e)	547
5,275	9.250%, 03/15/20	5,967
7,737	10.250%, 10/15/19	8,714
9,150	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	10,111

		57,350

	Food Products — 0.6%
3,900	ARAMARK Corp., 5.750%, 03/15/20 (e)	3,978
2,135	B&G Foods, Inc., 4.625%, 06/01/21	1,983
17,029	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	18,519
3,475	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (e)	3,666
	Dean Foods Co.,
2,700	7.000%, 06/01/16	2,957
4,215	9.750%, 12/15/18	4,773
15,888	Del Monte Corp., 7.625%, 02/15/19	16,524
1,615	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	1,445
21,415	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	20,237

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
	JBS USA LLC/JBS USA Finance, Inc.,
3,832	7.250%, 06/01/21 (e)	3,870
7,638	8.250%, 02/01/20 (e)	7,963
15,237	Pilgrim’s Pride Corp., 7.875%, 12/15/18	16,456
	Post Holdings, Inc.,
5,715	7.375%, 02/15/22	6,029
3,070	7.375%, 02/15/22 (e)	3,239
4,807	Smithfield Foods, Inc., 7.750%, 07/01/17	5,408
	Sun Merger Sub, Inc.,
8,148	5.250%, 08/01/18 (e)	8,179
1,409	5.875%, 08/01/21 (e)	1,405
2,863	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,942

		129,573

	Household Products — 0.6%
1,280	Armored Autogroup, Inc., 9.250%, 11/01/18	1,120
10,676	Central Garden & Pet Co., 8.250%, 03/01/18	10,356
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
6,810	5.750%, 10/15/20	6,750
20,236	7.875%, 08/15/19	22,260
26,795	9.000%, 04/15/19	27,666
19,142	9.875%, 08/15/19	20,338
	Spectrum Brands Escrow Corp.,
1,550	6.375%, 11/15/20 (e)	1,604
2,850	6.625%, 11/15/22 (e)	2,921
	Spectrum Brands, Inc.,
10,155	6.750%, 03/15/20	10,714
8,230	9.500%, 06/15/18	9,053

		112,782

	Personal Products — 0.0% (g)
4,480	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	4,525
62	NBTY, Inc., 9.000%, 10/01/18	68
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	4,250

		8,843

	Tobacco — 0.0% (g)
3,600	Alliance One International, Inc., 9.875%, 07/15/21 (e)	3,294

	Total Consumer Staples	325,905

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy — 1.8%
	Energy Equipment & Services — 0.3%
	Basic Energy Services, Inc.,
10,975	7.750%, 02/15/19	11,112
192	7.750%, 10/15/22	186
1,859	Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21 (e)	1,803
1,935	Hercules Offshore, Inc., 8.750%, 07/15/21 (e)	2,056
2,800	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	2,905
11,800	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	12,449
1,737	Oil States International, Inc., 5.125%, 01/15/23 (e)	1,898
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,675
8,750	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	7,963
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,975
2,000	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	1,950
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,496

		52,468

	Oil, Gas & Consumable Fuels — 1.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
3,000	4.875%, 05/15/23	2,790
1,865	5.875%, 04/15/21	1,916
5,461	6.125%, 07/15/22	5,611
	Alpha Natural Resources, Inc.,
4,000	6.000%, 06/01/19	3,420
2,415	9.750%, 04/15/18	2,427
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,316
7,525	7.250%, 06/15/21	5,813
1,355	8.750%, 08/01/16	1,311
1,935	9.875%, 06/15/19 (e)	1,683
2,535	Berry Petroleum Co., 6.375%, 09/15/22	2,519
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,690	7.875%, 04/15/22	4,643
3,995	8.625%, 10/15/20	4,235
	Chesapeake Energy Corp.,
2,323	3.250%, 03/15/16	2,329
715	5.750%, 03/15/23	711

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
7,250	6.125%, 02/15/21	7,540
3,586	6.500%, 08/15/17	3,945
6,966	6.625%, 08/15/20	7,471
3,414	7.250%, 12/15/18	3,866
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	4,851
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,359
2,700	9.500%, 06/15/20	2,929
	CONSOL Energy, Inc.,
5,000	6.375%, 03/01/21	5,050
2,500	8.000%, 04/01/17	2,637
3,000	8.250%, 04/01/20	3,180
4,080	Continental Resources, Inc., 5.000%, 09/15/22	4,121
9,355	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	9,940
3,560	Denbury Resources, Inc., 8.250%, 02/15/20	3,916
	El Paso LLC,
440	7.000%, 06/15/17	490
5,010	7.250%, 06/01/18	5,654
8,360	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	9,196
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,910	6.875%, 05/01/19	5,217
2,780	7.750%, 09/01/22	2,974
2,643	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	2,696
8,235	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,235
5,255	Forest Oil Corp., 7.250%, 06/15/19	5,216
	Halcon Resources Corp.,
7,850	8.875%, 05/15/21	7,870
5,035	9.250%, 02/15/22 (e)	5,035
2,350	James River Coal Co., 7.875%, 04/01/19	834
	Kodiak Oil & Gas Corp., (Canada),
1,455	5.500%, 01/15/21 (e)	1,440
675	5.500%, 02/01/22 (e)	651
6,185	8.125%, 12/01/19	6,773
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
2,055	6.625%, 12/01/21 (e)	1,952
4,040	8.000%, 12/01/20 (e)	4,121
	Linn Energy LLC/Linn Energy Finance Corp.,
7,155	6.250%, 11/01/19 (e)	6,583

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
890	6.500%, 05/15/19	837
10,280	7.750%, 02/01/21	9,971
3,715	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	3,650
3,300	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	3,292
2,970	Memorial Production Partners LP/Memorial Production Finance Corp., 7.625%, 05/01/21	2,866
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
2,665	9.250%, 06/01/21 (e)	2,532
5,295	10.750%, 10/01/20 (e)	5,374
2,200	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	2,282
5,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	5,113
	Peabody Energy Corp.,
4,720	6.000%, 11/15/18	4,697
12,825	6.250%, 11/15/21	12,376
	Plains Exploration & Production Co.,
9,305	6.500%, 11/15/20	9,906
4,925	6.875%, 02/15/23	5,241
4,495	QR Energy LP/QRE Finance Corp., 9.250%, 08/01/20	4,551
3,175	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	3,064
3,410	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	3,410
1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,459
3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,654
9,140	Samson Investment Co., 10.250%, 02/15/20 (e)	9,551
	SandRidge Energy, Inc.,
3,140	7.500%, 03/15/21	3,124
665	7.500%, 02/15/23	643
2,500	8.125%, 10/15/22	2,513
2,500	SemGroup LP, 7.500%, 06/15/21 (e)	2,544
8,059	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	7,978
NOK 25,227	Teekay Offshore Partners LP, Reg. S., VAR, 5.720%, 01/25/16	4,122
2,075	Tesoro Corp., 4.250%, 10/01/17	2,101
6,040	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	6,116
3,333	W&T Offshore, Inc., 8.500%, 06/15/19	3,533

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
1,580	WPX Energy, Inc., 6.000%, 01/15/22	1,576

		304,542

	Total Energy	357,010

	Financials — 2.7%
	Capital Markets — 0.3%
	E*TRADE Financial Corp.,
4,345	6.000%, 11/15/17	4,497
4,470	6.375%, 11/15/19	4,694
	Morgan Stanley,
9,410	3.450%, 11/02/15	9,753
37,066	4.000%, 07/24/15	38,716
5,455	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	5,359

		63,019

	Commercial Banks — 0.5%
1,360	AmSouth Bancorp, 6.750%, 11/01/25	1,442
	Barclays Bank plc, (United Kingdom),
1,270	6.050%, 12/04/17 (e)	1,398
2,825	7.625%, 11/21/22	2,758
1,855	10.179%, 06/12/21 (e)	2,377
	CIT Group, Inc.,
6,695	4.250%, 08/15/17	6,779
28,261	4.750%, 02/15/15 (e)	29,179
4,537	5.000%, 05/15/17	4,707
12,045	5.250%, 03/15/18	12,436
1,395	5.500%, 02/15/19 (e)	1,430
2,520	6.625%, 04/01/18 (e)	2,722
	Royal Bank of Scotland Group plc, (United Kingdom),
2,500	5.000%, 11/12/13	2,500
4,000	5.050%, 01/08/15	4,087
14,855	6.125%, 12/15/22	14,301
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	5,903
12,760	Reg. S., VAR, 9.500%, 03/16/22	14,450

		106,469

	Consumer Finance — 0.5%
	Ally Financial, Inc.,
7,807	4.625%, 06/26/15	8,082
11,070	5.500%, 02/15/17	11,669
34,251	6.250%, 12/01/17	36,727
3,000	7.500%, 12/31/13	3,053
6,915	7.500%, 09/15/20	7,779

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Consumer Finance — Continued
14,300	VAR, 2.946%, 07/18/16	14,391
2,080	Community Choice Financial, Inc., 10.750%, 05/01/19	1,935
1,185	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,274
	General Motors Financial Co., Inc.,
3,084	2.750%, 05/15/16 (e)	3,076
1,884	3.250%, 05/15/18 (e)	1,809
2,829	4.250%, 05/15/23 (e)	2,546
EUR 6,500	GMAC International Finance B.V., (Netherlands), 7.500%, 04/21/15	9,245

		101,586

	Diversified Financial Services — 0.4%
10,890	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,373
4,696	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17	4,848
2,916	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	2,581
2,820	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	2,883
	Capmark Financial Group, Inc., Escrow,
90,609	0.000%, 05/10/10 (d)	1,200
20,596	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	19,309
2,470	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	2,501
2,238	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	2,216
2,295	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	2,341
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
3,392	6.500%, 07/01/21	3,290
2,100	6.500%, 06/01/22	2,011
275	7.875%, 10/01/20	290
1,221	9.625%, 05/01/19	1,368
2,103	Patriot Merger Corp., 9.000%, 07/15/21 (e)	2,166
4,531	Renaissance Acquisition Corp., 6.875%, 08/15/21 (e)	4,429
1,385	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	1,489
5,884	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	6,546
2,450	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,585

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Diversified Financial Services — Continued
		TransUnion Holding Co., Inc.,
	2,681	8.875%, 06/15/18	2,825
	1,919	10.375%, 06/15/18	2,073

			77,324

		Insurance — 0.8%
		American International Group, Inc.,
	5,000	VAR, 8.175%, 05/15/58	5,863
GBP	13,250	VAR, 8.625%, 05/22/38 (e)	23,901
	1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,682
	2,794	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	2,815
	2,850	Genworth Holdings, Inc., 7.700%, 06/15/20	3,305
	4,533	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,134
	6,223	Hub International Ltd., (Canada), 8.125%, 10/15/18 (e)	6,845
		Liberty Mutual Group, Inc.,
	15,965	7.800%, 03/15/37 (e)	17,960
	19,468	VAR, 10.750%, 06/15/58 (e)	28,813
	2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	3,108
	1,400	Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	1,403
		Nationwide Mutual Insurance Co.,
	1,783	8.250%, 12/01/31 (e)	2,189
	13,100	9.375%, 08/15/39 (e)	18,203
	8,587	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	8,608
	4,921	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	4,601
		Towergate Finance plc, (United Kingdom),
GBP	3,450	8.500%, 02/15/18 (e)	5,630
GBP	8,920	10.500%, 02/15/19 (e)	14,418

			154,478

		Real Estate Investment Trusts (REITs) — 0.1%
	5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,304
		Corrections Corp. of America,
	5,554	4.125%, 04/01/20	5,221
	1,010	4.625%, 05/01/23	939
	6,000	Felcor Lodging LP, 6.750%, 06/01/19	6,285
		Geo Group, Inc. (The),
	1,360	6.625%, 02/15/21	1,421
	5,141	7.750%, 10/15/17	5,347

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
5,953	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	5,536

		30,053

	Real Estate Management & Development — 0.1%
1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19	2,038
CAD3,600	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	3,383
	Realogy Group LLC,
2,540	7.625%, 01/15/20 (e)	2,845
4,765	7.875%, 02/15/19 (e)	5,182

		13,448

	Thrifts & Mortgage Finance — 0.0% (g)
3,570	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	3,606

	Total Financials	549,983

	Health Care — 2.2%
	Health Care Equipment & Supplies — 0.4%
3,206	Alere, Inc., 6.500%, 06/15/20 (e)	3,198
	Biomet, Inc.,
13,500	6.500%, 08/01/20	13,838
3,000	6.500%, 10/01/20	2,992
6,725	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	6,624
15,932	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	17,844
	DJO Finance LLC/DJO Finance Corp.,
8,615	7.750%, 04/15/18	8,464
3,165	8.750%, 03/15/18	3,426
1,250	9.875%, 04/15/18	1,313
6,745	Hologic, Inc., 6.250%, 08/01/20	7,032
11,460	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	12,634
2,000	Teleflex, Inc., 6.875%, 06/01/19	2,100

		79,465

	Health Care Providers & Services — 1.4%
	Accellent, Inc.,
6,685	8.375%, 02/01/17	6,869
3,535	10.000%, 11/01/17	3,243
1,790	Amsurg Corp., 5.625%, 11/30/20	1,808
3,265	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	3,338
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	738
1,530	6.375%, 11/01/18	1,606

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
3,510	6.625%, 11/01/20	3,721
3,230	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	3,327
	HCA Holdings, Inc.,
7,390	6.250%, 02/15/21	7,408
12,365	7.750%, 05/15/21	13,169
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,322
2,816	6.375%, 01/15/15	2,964
8,965	6.500%, 02/15/20	9,626
9,031	7.250%, 09/15/20	9,833
31,856	7.500%, 02/15/22	34,643
6,825	8.000%, 10/01/18	7,695
1,344	8.500%, 04/15/19	1,452
	Health Management Associates, Inc.,
5,635	6.125%, 04/15/16	6,156
3,460	7.375%, 01/15/20	3,867
	HealthSouth Corp.,
1,600	5.750%, 11/01/24	1,536
3,384	7.750%, 09/15/22	3,646
3,340	8.125%, 02/15/20	3,658
6,198	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	6,492
	inVentiv Health, Inc.,
8,500	9.000%, 01/15/18 (e)	8,670
19,724	11.000%, 08/15/18 (e)	16,075
17,061	MultiPlan, Inc., 9.875%, 09/01/18 (e)	18,895
9,085	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	9,721
	Radiation Therapy Services, Inc.,
4,005	8.875%, 01/15/17	3,795
5,015	9.875%, 04/15/17	3,510
	Tenet Healthcare Corp.,
9,750	4.750%, 06/01/20	9,214
1,830	6.750%, 02/01/20	1,794
19,236	8.000%, 08/01/20	19,981
6,575	U.S. Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	345
8,420	United Surgical Partners International, Inc., 9.000%, 04/01/20	9,283
36,675	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	38,738

		279,138

	Health Care Technology — 0.0% (g)
9,090	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,328

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — 0.4%
	Catalent Pharma Solutions, Inc.,
3,743	7.875%, 10/15/18	3,790
EUR9,000	9.750%, 04/15/17	12,252
2,000	Endo Health Solutions, Inc., 7.000%, 07/15/19	2,045
	Hospira, Inc.,
880	5.200%, 08/12/20	884
880	5.800%, 08/12/23	883
2,208	Mylan, Inc., 7.875%, 07/15/20 (e)	2,521
1,190	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	1,232
	Valeant Pharmaceuticals International,
9,300	6.500%, 07/15/16 (e)	9,626
3,000	6.750%, 10/01/17 (e)	3,191
3,975	6.750%, 08/15/21 (e)	4,094
11,875	6.875%, 12/01/18 (e)	12,587
5,735	7.000%, 10/01/20 (e)	6,022
8,295	7.250%, 07/15/22 (e)	8,793
	VPII Escrow Corp., (Canada),
2,981	6.750%, 08/15/18 (e)	3,156
9,929	7.500%, 07/15/21 (e)	10,624

		81,700

	Total Health Care	449,631

	Industrials — 3.6%
	Aerospace & Defense — 0.2%
6,500	B/E Aerospace, Inc., 6.875%, 10/01/20	7,020
	Bombardier, Inc., (Canada),
14,477	6.125%, 01/15/23 (e)	14,260
4,767	7.750%, 03/15/20 (e)	5,321
9,145	GenCorp, Inc., 7.125%, 03/15/21 (e)	9,579
2,365	Silver II Borrower/Silver II U.S. Holdings LLC, (Luxembourg), 7.750%, 12/15/20 (e)	2,448
3,340	Triumph Group, Inc., 4.875%, 04/01/21	3,273

		41,901

	Air Freight & Logistics — 0.0% (g)
7,380	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	7,362

	Airlines — 0.3%
12,412	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (i)	13,240
8,392	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	9,232
8,322	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	9,113

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — Continued
3,995	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,314
2,518	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	2,581
18,538	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	20,206
295	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	310
1,420	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	1,321
3,675	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,491
1,205	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,351
675	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	763
1,657	United Airlines 2007-1 Class C Pass-Through Trust, VAR, 2.663%, 07/02/14	1,648

		67,570

	Building Products — 0.2%
3,645	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,909
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,555
2,825	6.875%, 08/15/18 (e)	3,001
7,090	Griffon Corp., 7.125%, 04/01/18	7,524
12,750	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	13,898
1,150	Nortek, Inc., 8.500%, 04/15/21	1,245
939	Ply Gem Industries, Inc., 8.250%, 02/15/18	1,005
1,694	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	1,855

		34,992

	Commercial Services & Supplies — 0.9%
6,020	ACCO Brands Corp., 6.750%, 04/30/20	5,945
5,220	ADS Waste Holdings, Inc., 8.250%, 10/01/20 (e)	5,507
	ADT Corp. (The),
1,573	3.500%, 07/15/22	1,315
5,550	4.125%, 06/15/23	4,811
3,125	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	3,266
3,620	APX Group, Inc., 6.375%, 12/01/19 (e)	3,412
8,225	Casella Waste Systems, Inc., 7.750%, 02/15/19	8,204
6,320	Clean Harbors, Inc., 5.250%, 08/01/20	6,241

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
	Garda World Security Corp., (Canada),
4,483	9.750%, 03/15/17 (e)	4,741
9,571	9.750%, 03/15/17 (e)	10,193
	Harland Clarke Holdings Corp.,
8,758	9.500%, 05/15/15	8,769
3,630	9.750%, 08/01/18 (e)	3,857
27,029	VAR, 6.000%, 05/15/15	26,792
21,560	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	18,326
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	15,413
4,410	Iron Mountain, Inc., 6.000%, 08/15/23	4,377
1,200	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	1,272
2,863	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,935
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d) (i)	26
2,650	6.500%, 08/01/27 (d) (i)	26
1,050	9.750%, 01/15/15 (d) (i)	11
	R.R. Donnelley & Sons Co.,
875	7.000%, 02/15/22	877
32,600	7.625%, 06/15/20	34,800
1,500	7.875%, 03/15/21	1,609
2,223	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18 (e)	2,234
9,319	SquareTwo Financial Corp., 11.625%, 04/01/17	9,599
4,305	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	4,294

		188,852

	Construction & Engineering — 0.1%
6,365	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,532
1,987	MasTec, Inc., 4.875%, 03/15/23	1,843
	New Enterprise Stone & Lime Co., Inc.,
7,095	11.000%, 09/01/18	4,115
4,319	PIK, 13.000%, 03/15/18 (e)	4,492

		16,982

	Electrical Equipment — 0.1%
4,770	General Cable Corp., 5.750%, 10/01/22 (e)	4,591
5,724	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	5,953
3,660	Polypore International, Inc., 7.500%, 11/15/17	3,879

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — Continued
2,734	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,912

		17,335

	Industrial Conglomerates — 0.0% (g)
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,595

	Machinery — 0.3%
8,800	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.268%, 07/17/14	8,668
2,575	Case New Holland, Inc., 7.875%, 12/01/17	2,961
1,123	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	1,190
	CNH Capital LLC,
3,647	3.625%, 04/15/18	3,574
1,900	3.875%, 11/01/15	1,938
3,595	6.250%, 11/01/16	3,919
7,080	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,859
10,921	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11,085
2,763	Mueller Water Products, Inc., 8.750%, 09/01/20	3,012
	Oshkosh Corp.,
5,475	8.250%, 03/01/17	5,844
1,990	8.500%, 03/01/20	2,194
1,340	SPX Corp., 6.875%, 09/01/17	1,484
	Terex Corp.,
6,580	6.000%, 05/15/21	6,629
3,825	6.500%, 04/01/20	3,988
2,915	Titan International, Inc., 7.875%, 10/01/17 (e)	3,090

		67,435

	Marine — 0.1%
NOK21,043	Boa Deep C A.S., (Norway), VAR, 7.210%, 04/27/16	3,473
9,362	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	10,111
8,250	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	8,807

		22,391

	Road & Rail — 0.4%
2,625	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,776
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,192	4.875%, 11/15/17	5,270
2,130	5.500%, 04/01/23	1,983
19,750	8.250%, 01/15/19	21,478

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
2,886	9.750%, 03/15/20	3,312
1,411	VAR, 2.764%, 05/15/14	1,411
	Hertz Corp. (The),
3,285	5.875%, 10/15/20	3,371
7,900	6.750%, 04/15/19	8,423
1,420	7.375%, 01/15/21	1,534
11,650	7.500%, 10/15/18	12,582
EUR5,849	Hertz Holdings Netherlands B.V., (Netherlands), 8.500%, 07/31/15 (e)	8,093
3,200	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	3,280
1,350	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., PIK, 10.750%, 02/15/18 (e)	1,350
5,072	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	5,009

		79,872

	Trading Companies & Distributors — 1.0%
	Aircastle Ltd., (Bermuda),
10,990	6.750%, 04/15/17	11,649
2,290	7.625%, 04/15/20	2,536
4,665	9.750%, 08/01/18	5,155
6,795	H&E Equipment Services, Inc., 7.000%, 09/01/22	7,220
	HD Supply, Inc.,
8,565	7.500%, 07/15/20 (e)	8,950
13,730	8.125%, 04/15/19	15,275
3,640	11.000%, 04/15/20	4,350
4,030	11.500%, 07/15/20	4,775
	Interline Brands, Inc.,
4,080	7.500%, 11/15/18	4,284
1,925	PIK, 10.000%, 11/15/18	2,074
	International Lease Finance Corp.,
1,257	4.625%, 04/15/21	1,144
2,692	4.875%, 04/01/15	2,766
14,590	5.875%, 04/01/19	14,781
6,055	6.250%, 05/15/19	6,237
4,615	8.250%, 12/15/20	5,134
24,155	8.750%, 03/15/17	27,386
20,387	VAR, 2.224%, 06/15/16	20,081
3,086	Rexel S.A., (France), 5.250%, 06/15/20 (e)	2,994
	United Rentals North America, Inc.,
3,515	7.375%, 05/15/20	3,787
13,657	7.625%, 04/15/22	14,681
8,213	8.250%, 02/01/21	9,075

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — Continued
2,590	8.375%, 09/15/20	2,836
4,796	9.250%, 12/15/19	5,378
7,250	10.250%, 11/15/19	8,202

		190,750

	Total Industrials	738,037

	Information Technology — 1.7%
	Communications Equipment — 0.3%
	Alcatel-Lucent USA, Inc.,
11,746	6.450%, 03/15/29	9,044
4,892	8.875%, 01/01/20 (e)	4,990
	Avaya, Inc.,
6,730	7.000%, 04/01/19 (e)	6,158
5,771	10.500%, 03/01/21 (e)	4,458
7,335	CommScope, Inc., 8.250%, 01/15/19 (e)	7,995
2,685	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	2,699
	Goodman Networks, Inc.,
5,771	12.125%, 07/01/18 (e)	6,088
6,500	13.125%, 07/01/18 (e)	6,858
4,000	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,810

		52,100

	Computers & Peripherals — 0.1%
22,500	Apple, Inc., 3.850%, 05/04/43	19,247

	Electronic Equipment, Instruments & Components — 0.1%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,359
5,505	Belden, Inc., 5.500%, 09/01/22 (e)	5,340
1,400	Brightstar Corp., 9.500%, 12/01/16 (e)	1,463
	CDW LLC/CDW Finance Corp.,
94	8.000%, 12/15/18	103
12,080	8.500%, 04/01/19	13,273
2,753	INTCOMEX, Inc., 13.250%, 12/15/14	2,684
1,316	Jabil Circuit, Inc., 4.700%, 09/15/22	1,263

		27,485

	Internet Software & Services — 0.0% (g)
2,387	Bankrate, Inc., 6.125%, 08/15/18 (e)	2,360

	IT Services — 0.6%
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,337
	First Data Corp.,
3,980	6.750%, 11/01/20 (e)	4,070
8,315	7.375%, 06/15/19 (e)	8,627
6,141	8.250%, 01/15/21 (e)	6,279
6,532	8.875%, 08/15/20 (e)	7,055
3,960	10.625%, 06/15/21 (e)	3,935

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	IT Services — Continued
8,530	11.250%, 01/15/21 (e)	8,743
2,425	11.750%, 08/15/21 (e)	2,267
20,662	12.625%, 01/15/21	22,341
32,670	PIK, 10.000%, 01/15/22 (e)	33,732
3,250	Lender Processing Services, Inc., 5.750%, 04/15/23	3,380
4,910	ManTech International Corp., 7.250%, 04/15/18	5,168
400	Stream Global Services, Inc., 11.250%, 10/01/14	400
	SunGard Data Systems, Inc.,
5,430	6.625%, 11/01/19	5,511
5,185	7.375%, 11/15/18	5,509
2,150	7.625%, 11/15/20	2,301
1,608	WEX, Inc., 4.750%, 02/01/23 (e)	1,463

		123,118

	Semiconductors & Semiconductor Equipment — 0.4%
2,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	1,945
	Amkor Technology, Inc.,
7,825	6.375%, 10/01/22	7,512
230	6.625%, 06/01/21	226
3,967	7.375%, 05/01/18	4,175
	Freescale Semiconductor, Inc.,
13,380	9.250%, 04/15/18 (e)	14,450
2,373	10.125%, 03/15/18 (e)	2,563
905	Global A&T Electronics Ltd., (Cayman Islands), 10.000%, 02/01/19 (e)	855
5,920	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	5,743
	NXP B.V./NXP Funding LLC, (Netherlands),
3,185	3.750%, 06/01/18 (e)	3,078
7,977	5.750%, 02/15/21 (e)	7,977
3,115	5.750%, 03/15/23 (e)	3,068
3,715	9.750%, 08/01/18 (e)	4,105
	Sensata Technologies B.V., (Netherlands),
3,013	4.875%, 10/15/23 (e)	2,780
10,115	6.500%, 05/15/19 (e)	10,772
5,660	SunEdison, Inc., 7.750%, 04/01/19	5,561

		74,810

	Software — 0.2%
3,480	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,515
4,295	Aspect Software, Inc., 10.625%, 05/15/17	4,306
	Audatex North America, Inc.,
2,800	6.000%, 06/15/21 (e)	2,835

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — Continued
4,255	6.750%, 06/15/18	4,521
2,115	BMC Software Finance, Inc., 8.125%, 07/15/21 (e)	2,141
2,035	Eagle Midco, Inc., 9.750%, 06/15/18 (e)	2,035
6,910	Epicor Software Corp., 8.625%, 05/01/19	7,290
4,330	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	4,395
	Infor U.S., Inc.,
4,525	9.375%, 04/01/19	5,034
4,775	11.500%, 07/15/18	5,539
5,635	SSI Investments II Ltd./SSI Co.-Issuer LLC, 11.125%, 06/01/18	6,213

		47,824

	Total Information Technology	346,944

	Materials — 2.9%
	Chemicals — 0.8%
	Ashland, Inc.,
3,750	3.000%, 03/15/16 (e)	3,797
7,615	3.875%, 04/15/18 (e)	7,500
5,140	4.750%, 08/15/22 (e)	4,806
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	5,881
	Hexion U.S. Finance Corp.,
2,675	6.625%, 04/15/20	2,641
6,090	6.625%, 04/15/20 (e)	6,014
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
5,705	8.875%, 02/01/18	5,833
3,080	9.000%, 11/15/20	3,049
	Huntsman International LLC,
2,875	4.875%, 11/15/20	2,738
8,690	8.625%, 03/15/20	9,603
2,250	8.625%, 03/15/21	2,509
	Ineos Finance plc, (United Kingdom),
3,420	7.500%, 05/01/20 (e)	3,659
11,405	8.375%, 02/15/19 (e)	12,489
10,606	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	10,261
7,372	LSB Industries, Inc., 7.750%, 08/01/19 (e)	7,630
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,791
2,187	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	2,187
3,349	Orion Engineered Carbons Bondco GmbH, (Germany), 9.625%, 06/15/18 (e)	3,701

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
2,250	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	2,177
5,785	PolyOne Corp., 7.375%, 09/15/20	6,378
	Rain CII Carbon LLC/CII Carbon Corp.,
7,255	8.000%, 12/01/18 (e)	7,327
4,365	8.250%, 01/15/21 (e)	4,365
8,656	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	6,795
2,515	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,465
2,425	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,383
5,226	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	5,487
14,232	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	13,912
5,870	Tronox Finance LLC, 6.375%, 08/15/20 (e)	5,606
1,460	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	1,493

		157,477

	Construction Materials — 0.4%
	Cemex Espana Luxembourg, (Spain),
15,560	9.875%, 04/30/19 (e)	16,844
EUR 2,000	9.875%, 04/30/19 (e)	2,921
	Cemex Finance LLC,
7,620	9.375%, 10/12/22 (e)	7,982
2,342	9.500%, 12/14/16 (e)	2,471
EUR 13,463	9.625%, 12/14/17 (e)	18,804
6,248	9.660%, 02/14/17 (i)	6,248
	Cemex S.A.B. de C.V., (Mexico),
5,000	6.500%, 12/10/19 (e)	4,850
2,400	9.000%, 01/11/18 (e)	2,556
2,750	VAR, 5.276%, 09/30/15 (e)	2,805
1,820	Grupo Cementos de Chihuahua S.A.B de C.V., (Mexico), 8.125%, 02/08/20 (e)	1,838
2,344	U.S. Concrete, Inc., 9.500%, 10/01/15	2,350
	Vulcan Materials Co.,
3,000	6.500%, 12/01/16	3,300
1,330	7.000%, 06/15/18	1,489
4,395	7.500%, 06/15/21	4,891

		79,349

	Containers & Packaging — 0.6%
	Ardagh Packaging Finance plc, (Ireland),
8,852	7.375%, 10/15/17 (e)	9,461

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — Continued
EUR 17,720	7.375%, 10/15/17 (e)	24,930
15,210	9.125%, 10/15/20 (e)	16,237
EUR 5,800	9.250%, 10/15/20 (e)	8,011
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
1,705	7.000%, 11/15/20 (e)	1,658
200	7.375%, 10/15/17 (e)	214
4,455	9.125%, 10/15/20 (e)	4,733
	Berry Plastics Corp.,
11,504	9.500%, 05/15/18	12,496
11,300	9.750%, 01/15/21	13,080
1,845	BOE Intermediate Holding Corp., PIK, 9.750%, 11/01/17 (e)	1,882
1,995	BOE Merger Corp., PIK, 10.250%, 11/01/17 (e)	2,115
7,700	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	8,258
5,500	BWAY Holding Co., 10.000%, 06/15/18	6,022
	Constar International, Inc.,
1,236	8.194%, 05/31/15 (i)	1,236
3,635	11.000%, 12/31/17 (i)	545
1,809	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,967
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	746
	Sealed Air Corp.,
5,070	6.500%, 12/01/20 (e)	5,374
4,170	8.375%, 09/15/21 (e)	4,718
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d)	24
5,219	8.250%, 10/01/12 (d)	13
15,788	8.375%, 07/01/12 (d)	39
2,941	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	3,294

		127,053

	Metals & Mining — 1.0%
5,800	AK Steel Corp., 8.750%, 12/01/18	6,119
	Aleris International, Inc.,
770	7.625%, 02/15/18	803
1,776	7.875%, 11/01/20	1,838
	APERAM, (Luxembourg),
4,945	7.375%, 04/01/16 (e)	4,846
3,408	7.750%, 04/01/18 (e)	3,280
	ArcelorMittal, (Luxembourg),
13,000	5.111%, 02/25/17	13,293
28,300	6.750%, 02/25/22	28,795

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
7,500	7.500%, 10/15/39	6,900
6,000	10.350%, 06/01/19	7,110
5,485	Atkore International, Inc., 9.875%, 01/01/18	5,937
1,031	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	1,041
8,136	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	8,095
8,635	Commercial Metals Co., 4.875%, 05/15/23	7,815
	FMG Resources August 2006 Pty Ltd., (Australia),
1,587	6.375%, 02/01/16 (e)	1,627
7,125	6.875%, 02/01/18 (e)	7,303
3,000	6.875%, 04/01/22 (e)	2,970
6,350	7.000%, 11/01/15 (e)	6,541
22,715	8.250%, 11/01/19 (e)	24,248
	FQM Akubra, Inc., (Canada),
3,205	7.500%, 06/01/21 (e)	3,221
6,950	8.750%, 06/01/20 (e)	7,263
12,263	Hecla Mining Co., 6.875%, 05/01/21 (e)	11,159
3,939	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	3,841
930	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	951
	New Gold, Inc., (Canada),
2,277	6.250%, 11/15/22 (e)	2,180
1,862	7.000%, 04/15/20 (e)	1,895
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (e)	2,006
	Novelis, Inc., (Canada),
6,385	8.375%, 12/15/17	6,848
9,815	8.750%, 12/15/20	10,674
725	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	776
3,740	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	3,880
	Steel Dynamics, Inc.,
2,900	5.250%, 04/15/23 (e)	2,769
2,560	6.125%, 08/15/19	2,688
2,560	6.375%, 08/15/22	2,669
7,860	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	7,742
3,207	United States Steel Corp., 7.000%, 02/01/18	3,383

		212,506

	Paper & Forest Products — 0.1%
2,070	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	2,184
1,407	Boise Cascade Co., 6.375%, 11/01/20	1,456
2,900	Clearwater Paper Corp., 7.125%, 11/01/18	3,118

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Paper & Forest Products — Continued
3,975	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,114
765	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	671
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	730
650	8.375%, 06/15/19 (e)	679
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,832

		15,784

	Total Materials	592,169

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 2.9%
582	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	614
1,582	Altice Finco S.A., (Luxembourg), 9.875%, 12/15/20 (e)	1,701
1,460	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	1,444
	CCO Holdings LLC/CCO Holdings Capital Corp.,
3,422	5.125%, 02/15/23	3,071
8,363	5.250%, 03/15/21 (e)	7,966
815	5.250%, 09/30/22	744
2,250	5.750%, 01/15/24	2,087
20,567	6.500%, 04/30/21	20,824
10,483	7.000%, 01/15/19	11,086
1,950	7.250%, 10/30/17	2,067
9,870	7.375%, 06/01/20	10,561
4,923	8.125%, 04/30/20	5,341
	CenturyLink, Inc.,
4,895	Series V, 5.625%, 04/01/20	4,797
10,605	Series T, 5.800%, 03/15/22	9,995
	Cincinnati Bell, Inc.,
1,900	8.375%, 10/15/20	2,009
5,700	8.750%, 03/15/18	5,914
14,516	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	15,314
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,449
6,075	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	6,637
3,825	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,437
6,725	Embarq Corp., 7.995%, 06/01/36	6,902
	Frontier Communications Corp.,
928	7.625%, 04/15/24	907
625	8.500%, 04/15/20	683

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,550	9.250%, 07/01/21	2,894
	GCI, Inc.,
2,460	6.750%, 06/01/21	2,337
5,620	8.625%, 11/15/19	5,845
	Intelsat Jackson Holdings S.A., (Luxembourg),
11,660	6.625%, 12/15/22 (e)	11,631
5,900	6.625%, 12/15/22 (e)	5,885
21,950	7.250%, 10/15/20	23,432
2,380	7.500%, 04/01/21	2,570
	Intelsat Luxembourg S.A., (Luxembourg),
24,997	7.750%, 06/01/21 (e)	25,747
19,888	8.125%, 06/01/23 (e)	20,783
	Level 3 Communications, Inc.,
6,000	8.875%, 06/01/19	6,405
26,700	11.875%, 02/01/19	30,638
	Level 3 Financing, Inc.,
4,000	8.125%, 07/01/19	4,230
15,615	8.625%, 07/15/20	16,708
7,390	9.375%, 04/01/19	8,111
25,230	10.000%, 02/01/18	27,122
6,390	PAETEC Holding Corp., 9.875%, 12/01/18	7,109
750	Qwest Capital Funding, Inc., 7.750%, 02/15/31	716
2,137	Qwest Communications International, Inc., 7.125%, 04/01/18	2,220
1,000	Qwest Corp., 7.250%, 09/15/25	1,106
	SBA Telecommunications, Inc.,
700	5.750%, 07/15/20	704
1,168	8.250%, 08/15/19	1,267
	Sprint Capital Corp.,
8,333	6.900%, 05/01/19	8,583
54,087	8.750%, 03/15/32	55,439
	tw telecom holdings, Inc.,
4,480	5.375%, 10/01/22 (e)	4,267
2,450	6.375%, 09/01/23 (e)	2,438
23,372	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	24,424
4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,390
8,227	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	8,597
3,059	Virgin Media Finance plc, (United Kingdom), 6.375%, 04/15/23 (e)	3,036
	Virgin Media Secured Finance plc, (United Kingdom),
7,783	5.375%, 04/15/21 (e)	7,589

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
13,415	6.500%, 01/15/18	13,985
	Wind Acquisition Finance S.A., (Luxembourg),
1,965	6.500%, 04/30/20 (e)	1,965
4,324	7.250%, 02/15/18 (e)	4,389
5,505	7.250%, 02/15/18 (e)	5,615
EUR 12,350	7.375%, 02/15/18 (e)	16,608
10,866	11.750%, 07/15/17 (e)	11,355
EUR 9,096	11.750%, 07/15/17 (e)	12,591
EUR 1,007	VAR, 5.476%, 04/30/19 (e)	1,334
	Wind Acquisition Holdings Finance S.A., (Luxembourg),
1,947	PIK, 12.250%, 07/15/17 (e)	1,991
EUR 1,991	PIK, 12.250%, 07/15/17 (e)	2,670
	Windstream Corp.,
3,515	6.375%, 08/01/23	3,177
9,275	7.500%, 04/01/23	9,066
6,720	7.750%, 10/15/20	6,871
4,795	7.750%, 10/01/21	4,903
4,755	7.750%, 10/01/21 (e)	4,862
1,000	8.125%, 09/01/18	1,073
	Zayo Group LLC/Zayo Capital, Inc.,
3,255	8.125%, 01/01/20	3,532
11,025	10.125%, 07/01/20	12,513

		573,273

	Wireless Telecommunication Services — 0.8%
13,068	Cricket Communications, Inc., 7.750%, 10/15/20	14,848
5,145	Crown Castle International Corp., 5.250%, 01/15/23	4,862
1,745	iPCS, Inc., PIK, 3.515%, 05/01/14	1,745
	MetroPCS Wireless, Inc.,
14,867	6.250%, 04/01/21 (e)	14,830
7,250	6.625%, 11/15/20	7,522
2,755	6.625%, 04/01/23 (e)	2,734
3,410	7.875%, 09/01/18	3,691
	NII Capital Corp.,
23,653	7.625%, 04/01/21	18,095
4,520	10.000%, 08/15/16	4,418
	NII International Telecom S.C.A., (Luxembourg),
2,090	7.875%, 08/15/19 (e)	1,970
4,425	11.375%, 08/15/19 (e)	4,757
4,801	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	4,539

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
	Sprint Communications, Inc.,
7,300	6.000%, 11/15/22	6,825
2,013	7.000%, 03/01/20 (e)	2,164
21,200	7.000%, 08/15/20	21,889
29,908	9.000%, 11/15/18 (e)	34,918
8,760	11.500%, 11/15/21	11,432
4,560	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	4,606

		165,845

	Total Telecommunication Services	739,118

	Utilities — 0.6%
	Electric Utilities — 0.2%
9,600	AES Eastern Energy LP, 9.000%, 01/02/17 (d) (i)	—
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
1,065	6.875%, 08/15/17 (e)	1,077
18,827	10.000%, 12/01/20	19,839
3,923	12.250%, 03/01/22 (e)	4,364
	Homer City Generation LP,
6,672	PIK, 8.637%, 10/01/19	6,705
4,330	PIK, 9.234%, 10/01/26	4,395

		36,380

	Gas Utilities — 0.1%
2,065	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	2,075
2,667	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,427
	Sabine Pass Liquefaction LLC,
3,485	5.625%, 02/01/21 (e)	3,328
1,355	5.625%, 04/15/23 (e)	1,257
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
3,520	5.875%, 10/01/20 (e)	3,511
2,025	6.125%, 10/15/21 (e)	2,020

		14,618

	Independent Power Producers & Energy Traders — 0.3%
	AES Corp.,
1,055	4.875%, 05/15/23	968
1,440	7.375%, 07/01/21	1,570
2,055	8.000%, 06/01/20	2,332
	Calpine Corp.,
3,065	7.250%, 10/15/17 (e)	3,195
7,852	7.500%, 02/15/21 (e)	8,323
995	7.875%, 07/31/20 (e)	1,075

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
2,928	7.875%, 01/15/23 (e)	3,140
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d) (i)	4
23,337	7.750%, 06/01/19 (d) (i)	58
20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	355
	Edison Mission Energy,
14,250	7.000%, 05/15/17 (d)	9,084
12,500	7.200%, 05/15/19 (d)	7,969
8,000	GenOn Energy, Inc., 9.875%, 10/15/20	8,900
	NRG Energy, Inc.,
8,180	7.625%, 01/15/18	9,059
1,295	7.875%, 05/15/21	1,392
2,855	8.250%, 09/01/20	3,134

		60,558

	Total Utilities	111,556

	Total Corporate Bonds (Cost $5,229,961)	5,385,449

SHARES
Investment Companies — 0.1%
295	Advent Claymore Convertible Securities & Income Fund II	2,002
452	ING Prime Rate Trust	2,769
323	Invesco Senior Income Trust	1,686
619	Nuveen Credit Strategies Income Fund	6,076

	Total Investment Companies (Cost $6,257)	12,533

PRINCIPAL AMOUNT
Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,100

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,678

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	3,889

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,083

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — Continued
	Oklahoma — Continued
5,615	Series B, Rev., 5.000%, 03/01/34	5,689

		11,772

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	3,795

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	9,380

	Total Municipal Bonds (Cost $38,942)	35,614

Preferred Securities — 0.4% (x)
	Financials — 0.4%
	Commercial Banks — 0.1%
1,150	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.648%, 09/30/31	1,121
9,772	Wachovia Capital Trust III, VAR, 5.570%, 10/04/13	9,235

		10,356

	Diversified Financial Services — 0.3%
	Bank of America Corp.,
46,218	Series K, VAR, 8.000%, 01/30/18	50,661
8,281	Series M, VAR, 8.125%, 05/15/18	9,150
5,201	Citigroup, Inc., VAR, 5.950%, 01/30/23	4,941

		64,752

	Insurance — 0.0% (g)
9,450	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	9,781

	Total Preferred Securities (Cost $77,447)	84,889

Private Placements — 1.9%
	Commercial Loans — 1.2%
50,000	Ace Hotel, 8.165%, 01/31/18 (i)	50,000
40,000	Americana Manhasset (The), 8.210%, 10/01/37 (i)	46,953
42,000	Doubletree Hotel, 8.183%, 07/31/14 (i)	42,000
13,246	Hilton, Mezzanine, 4.200%, 11/12/13 (i)	12,948
28,000	Hotel Waldorf-Astoria Corp. (The), 7.415%, 05/01/15 (i)	28,084
30,000	Kyo ya Mezzanine, 7.500%, 11/02/17 (i)	30,000
35,000	Raleigh Hotel, 7.980%, 10/01/17 (i)	37,281

		247,266

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Residential Loans — 0.7%
67,012		141 East 88th Street LLC, 6.663%, 08/31/16 (i)	67,012
65,000		50th Street Funding LLC, 0.000%, 08/31/15 (i)	65,000

			132,012

		Total Private Placements (Cost $370,159)	379,278

U.S. Treasury Obligations — 0.8%
		U.S. Treasury Bonds,
29,841		2.875%, 05/15/43 (m)	25,402
56,541		3.625%, 08/15/43 (m)	56,020
76,993		U.S. Treasury Notes, 2.500%, 08/15/23 (m)	75,333

		Total U.S. Treasury Obligations (Cost $155,441)	156,755

SHARES
Common Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
668		General Motors Co. (a)	22,765
133		Motors Liquidation Co. GUC Trust (a)	4,000

			26,765

		Hotels, Restaurants & Leisure — 0.0% (g)
3,500		Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

		Media — 0.0% (g)
4		DISH Network Corp., Class A	180
4		Loral Space & Communications, Inc.	282
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	432

			894

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	605

		Total Consumer Discretionary	28,264

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
7		GMX Resources, Inc. (a)	2

		Financials — 0.1%
		Commercial Banks — 0.0% (g)
20		Capital Bank Financial Corp., Class A (a)	395

		Diversified Financial Services — 0.1%
1,487		Capmark Financial Group, Inc.	10,111

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Diversified Financial Services — Continued
33		Somerset Cayuga Holding Co., Inc. (a) (i)	823

			10,934

		Total Financials	11,329

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	257

		Information Technology — 0.0% (g)
		Software — 0.0% (g)
165		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., (Netherlands), Class A	13

		Construction Materials — 0.0% (g)
396		U.S. Concrete, Inc. (a)	7,753

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
188		New Holdco (a) (i)	16,422

		Total Materials	24,188

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
200		Globalstar, Inc. (a)	130

		Utilities — 0.1%
		Independent Power Producers & Energy Traders — 0.1%
800		Dynegy, Inc. (a)	15,544

		Total Common Stocks (Cost $90,258)	79,714

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
350		General Motors Co., Series B, 4.750%, 12/01/13 ($50 par value) (m)	17,031

		Financials — 0.3%
		Commercial Banks — 0.0% (g)
160		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,580

		Consumer Finance — 0.2%
29		Ally Financial, Inc., 7.000%, 10/03/13 ($1,000 par value) @ (e) (m)	27,139
156		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,125

			31,264

SHARES	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @ (e)	4,982

	Insurance — 0.1%
22	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.388%, 10/29/49 ($1,000 par value)	18,685

	Total Financials	63,511

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
82	Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value)	4,002

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
38	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) ($50 par value) (a) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A, 11.000% (a) (i)	—

	Total Preferred Stocks (Cost $81,378)	84,544

PRINCIPAL AMOUNT
Loan Assignments — 5.1%
	Consumer Discretionary — 1.8%
	Automobiles — 0.1%
15,489	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	15,661

	Hotels, Restaurants & Leisure — 0.8%
3,100	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	3,147
2,000	American Casino & Entertainment Properties LLC, Term Loan, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	2,015
7,400	Bally Technologies, Inc., Term B Loan, VAR, 08/15/20 ^	7,386
27,428	Caesars Entertainment Operating Co., Inc., (FKA Harrahs), Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	24,632
25,737	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	25,833
1,995	Centaur Acquisition LLC, 1st Lien Term Loan, VAR, 5.250%, 02/20/19	2,007
	FOCUS Brands, Inc., Term Loan,
3,096	VAR, 4.250%, 02/21/18	3,102

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
39	VAR, 5.500%, 02/21/18	40
563	Fontainebleau Las Vegas Holdings LLC, Delayed Draw Term Loan B, VAR, 0.000%, 06/06/14 (d)	118
1,127	Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, VAR, 06/06/14 (d)	237
2,175	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	2,263
25,542	Hilton, Mezzanine B Loan, VAR, 3.742%, 11/12/15 ^	25,366
2,000	Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	2,055
	Intrawest, 1st Lien Term Loan,
2,139	VAR, 7.000%, 12/04/17	2,167
1,120	VAR, 7.000%, 12/04/17	1,135
1,670	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	1,672
3,539	Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	3,557
13,100	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	13,439
	NPC International, Inc., Term Loan,
464	VAR, 4.500%, 12/28/18	466
440	VAR, 4.500%, 12/28/18	442
29	VAR, 4.500%, 12/28/18	30
147	VAR, 4.500%, 12/28/18	147
4,400	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	4,358
3,450	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 08/22/19 ^	3,433
	Six Flags Theme Parks, Inc., Tranche B Term Loans,
10,209	VAR, 4.000%, 12/20/18	10,291
2,448	VAR, 4.000%, 12/20/18	2,468
6	VAR, 5.250%, 12/20/18	6
5,786	Station Casinos, Inc., Term Loan, VAR, 5.000%, 03/01/20	5,824
	Wendy’s International, Inc., Term Loan,
240	VAR, 3.250%, 05/15/19	239
240	VAR, 3.250%, 05/15/19	239
1,367	VAR, 3.500%, 05/15/19	1,362

		149,476

	Household Durables — 0.1%
	Targus, Inc., 1st Lien Term Loan,
60	VAR, 12.000%, 05/24/16	56
4,709	VAR, 12.000%, 05/24/16	4,426

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — Continued
3,038	Waddington Group, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	3,046
1,650	Waddington Group, Inc., USD Term Loans - US Borrower, VAR, 4.500%, 06/07/20	1,654
3,015	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	2,989

		12,171

	Internet & Catalog Retail — 0.0% (g)
1,488	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.019%, 01/30/17 (i)	1,475

	Leisure Equipment & Products — 0.0% (g)
5,299	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,312

	Media — 0.5%
3,365	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	3,379
13,830	Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16	12,887
20,935	Clear Channel Communications, Inc., Term Loan D, VAR, 6.932%, 01/23/19	19,202
	Entercom Radio LLC, Term Loan,
4,320	VAR, 5.000%, 11/23/18	4,347
144	VAR, 5.000%, 11/23/18	145
36	VAR, 6.000%, 11/23/18	36
	Gray Television, Inc., 1st Lien Term Loan,
15	VAR, 4.750%, 10/12/19	15
771	VAR, 4.750%, 10/12/19	776
605	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	607
2,476	McGraw-Hill Education, Term B Loan, VAR, 9.000%, 03/22/19	2,499
	MTL Publishing LLC, Term B Loan,
1,238	VAR, 4.250%, 06/29/18	1,242
325	VAR, 4.250%, 06/29/18	326
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	968
	R.H. Donnelley, Inc., Exit Term Loan,
2,429	VAR, 9.750%, 12/31/16 ^	1,769
2,469	VAR, 9.750%, 12/31/16 ^	1,798
5,098	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	5,211
1,895	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,890
	Univision Communications, Inc., 1st Lien Term Loan,
8,778	VAR, 4.000%, 03/01/20	8,698

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Media — Continued
20,578	VAR, 4.500%, 03/01/20	20,515
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 0.000%, 12/21/15 (d) (i)	240
18,925	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	18,286
1,400	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	1,396

		106,232

	Multiline Retail — 0.2%
	99 Cents Only Stores, Tranche B-1 Loan,
2,622	VAR, 5.250%, 01/11/19	2,639
2,743	VAR, 5.250%, 01/11/19	2,760
17	VAR, 6.250%, 01/11/19	18
42,000	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	40,932

		46,349

	Specialty Retail — 0.1%
923	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	937
	Gymboree Corp., Initial Term Loan (A & R),
6,704	VAR, 5.000%, 02/23/18	6,425
179	VAR, 5.000%, 02/23/18	171
	J. Crew Group, Inc., Term Loan B,
6,674	VAR, 4.000%, 03/07/18	6,662
3,329	VAR, 4.000%, 03/07/18	3,323
3,045	VAR, 4.000%, 03/07/18	3,040
4,924	Petco, New Term Loan, VAR, 4.000%, 11/24/17	4,940

		25,498

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,638	Cole Haan, Inc., Term Loan B, VAR, 5.750%, 01/31/20	4,673

	Total Consumer Discretionary	366,847

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.3%
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,407
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,237
29,043	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	29,113

		46,757

	Food Products — 0.0% (g)
1,300	Del Monte Corp., Term Loan, VAR, 4.000%, 03/08/18 ^	1,299

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
	High Liner Foods, Inc., Term Loan,
52	VAR, 4.750%, 12/19/17	52
2,252	VAR, 4.750%, 12/19/17	2,253
	New HB Acquisition LLC, Term B Loan,
1,840	VAR, 6.750%, 04/09/20	1,884
160	VAR, 6.750%, 04/09/20	164

		5,652

	Household Products — 0.1%
7,195	Herff Jones, 1st Lien Senior Secured Tranche B, VAR, 5.500%, 06/25/19	7,201
	Reynolds Group Holdings, Inc., U.S. Term Loan,
5,820	VAR, 4.750%, 09/28/18	5,855
4,995	VAR, 4.750%, 09/28/18	5,025
3,050	VAR, 4.750%, 09/28/18	3,068

		21,149

	Total Consumer Staples	73,558

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
16,050	Drillships Financing Holding, Inc., Tranche B-2 Term Loan, VAR, 5.500%, 07/15/16	16,170
3,764	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18 ^	3,755

		19,925

	Oil, Gas & Consumable Fuels — 0.2%
1,266	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,305
13,570	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	13,145
10,415	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	10,428
5,249	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	4,947
4,667	Sabine Oil & Gas (NFR Energy) Term Loan, VAR, 8.750%, 12/31/18	4,710
5,879	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18 ^	5,820

		40,355

	Total Energy	60,280

	Financials — 0.3%
	Capital Markets — 0.1%
8,100	Nuveen Investments, Inc., Tranche B 1st Lien Term Loan, VAR, 4.182%, 05/13/17	8,056
7,757	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	7,802

		15,858

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Consumer Finance — 0.1%
24,446	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17	24,446

	Diversified Financial Services — 0.0% (g)
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
108	VAR, 5.000%, 10/01/19	109
572	VAR, 5.000%, 10/01/19	574
108	VAR, 5.000%, 10/01/19	109
94	VAR, 5.000%, 10/01/19	94
7	VAR, 5.000%, 10/01/19	7
1,122	VAR, 5.000%, 10/01/19	1,126
813	VAR, 5.000%, 10/01/19	815
2,900	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19	2,904

		5,738

	Insurance — 0.1%
3,947	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	3,969
11,783	USI, Inc., Term Loan, VAR, 5.000%, 12/27/19	11,812

		15,781

	Real Estate Management & Development — 0.0% (g)
658	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	662
76	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	75

		737

	Total Financials	62,560

	Health Care — 0.7%
	Biotechnology — 0.0% (g)
5,470	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	5,486

	Health Care Equipment & Supplies — 0.1%
3,125	Carestream Health, Inc., Term Loan, VAR, 5.000%, 06/07/19	3,149
4,753	Kinetic Concepts, Inc., Incremental Term D-1 Loan, VAR, 4.500%, 05/04/18 ^	4,759

		7,908

	Health Care Providers & Services — 0.3%
	Alliance Healthcare Services, Inc., Term Loan,
331	VAR, 4.250%, 06/03/19	331
530	VAR, 4.250%, 06/03/19	529
431	VAR, 4.250%, 06/03/19	430
397	VAR, 4.250%, 06/03/19	397
132	VAR, 4.250%, 06/03/19	132

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
497	VAR, 4.250%, 06/03/19	496
464	VAR, 4.250%, 06/03/19	463
	CHG Healthcare Services, Inc., Term Loan,
3,033	VAR, 5.000%, 11/19/19	3,053
100	VAR, 5.000%, 11/19/19	101
2,125	HCA, Inc., Term Loan B4, VAR, 2.932%, 05/01/18	2,123
12,972	Health Management Associates, Inc., Term Loan B, VAR, 3.500%, 11/16/18	12,983
9,817	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,866
6,535	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	6,371
19,242	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	19,387
7,548	Vanguard Health Systems, Inc., Term Loan B, VAR, 3.750%, 01/29/16	7,543

		64,205

	Pharmaceuticals — 0.3%
8,196	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	8,212
	Aptalis Pharma, Inc., Term Loan,
28,125	VAR, 5.500%, 02/10/17	28,178
3,033	VAR, 5.500%, 02/10/17	3,038
	Capsugel Holdings U.S., Inc., Term Loan,
1,807	VAR, 4.250%, 08/01/18	1,819
8,902	VAR, 4.250%, 08/01/18	8,965
8,229	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	8,256
2,342	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 3.682%, 09/15/16	2,348
4,441	Par Pharmaceutical Cos., Inc., Term Loan B, VAR, 4.250%, 09/30/19	4,418

		65,234

	Total Health Care	142,833

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
4,409	Hamilton Sundstrand Industrial Corp., Term Loan, VAR, 4.000%, 12/13/19	4,368

	Airlines — 0.0% (g)
7,766	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	7,780

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Building Products — 0.1%
3,564	Custom Building Products, Inc., Term Loan, VAR, 6.000%, 12/14/19	3,559
5,714	MacDermid, Tranche B 1st Lien Term Loan, VAR, 4.000%, 06/07/20	5,718

		9,277

	Commercial Services & Supplies — 0.0% (g)
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
1,275	VAR, 5.432%, 06/30/17	1,252
632	VAR, 5.432%, 06/30/17	621
266	VAR, 5.432%, 06/30/17	262
2,147	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	2,167
1,686	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	1,695

		5,997

	Electrical Equipment — 0.0% (g)
2,077	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	2,078

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
671	VAR, 6.500%, 07/29/17	644
1,316	VAR, 6.500%, 07/29/17	1,263

		1,907

	Machinery — 0.1%
2,855	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	2,860
5,623	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	5,630
4,875	Intelligrated, Inc., 2nd Lien Term Loan, VAR, 10.500%, 01/30/20	4,997
3,470	Rexnord LLC/RBS Global, Inc., Term B Loan, VAR, 4.000%, 08/21/20	3,431
3,023	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	3,030

		19,948

	Marine — 0.0% (g)
6,000	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	6,090
1,650	State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	1,658

		7,748

	Road & Rail — 0.1%
3,731	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	3,735

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — Continued
	Ozburn-Hessey Logistics LLC, Term Loan,
1,228	VAR, 6.750%, 05/22/19	1,229
3	VAR, 7.750%, 05/22/19	3
	Swift Transportation Co., Term Loan B2,
3,074	VAR, 4.000%, 12/21/17	3,089
351	VAR, 4.000%, 12/21/17	353
176	VAR, 4.000%, 12/21/17	176

		8,585

	Trading Companies & Distributors — 0.0% (g)
4,569	Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	4,551

	Total Industrials	72,239

	Information Technology — 0.6%
	Communications Equipment — 0.1%
4,013	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	4,029
3,990	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	3,935
16,493	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.762%, 10/26/17	14,653
3,977	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	3,752

		26,369

	Electronic Equipment, Instruments & Components — 0.0% (g)
	CDW Corp., Term Loan,
3,715	VAR, 3.500%, 04/29/20	3,672
524	VAR, 3.500%, 04/29/20	518

		4,190

	Internet Software & Services — 0.1%
16,288	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	16,268

	IT Services — 0.2%
1,522	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.433%, 05/09/17	1,520
30,000	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.184%, 03/23/18	29,683
3,300	First Data Corp., Term Loan, VAR, 4.184%, 09/24/18	3,259

		34,462

	Semiconductors & Semiconductor Equipment — 0.1%
8,264	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	8,290
5,625	ON Semiconductor Corp., Term Loan, VAR, 2.024%, 01/02/18	5,581

		13,871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	87

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Software — 0.1%
	Attachmate Corp., Term Loan,
4,447	VAR, 7.250%, 11/22/17	4,459
131	VAR, 7.250%, 11/22/17	132
1	VAR, 8.000%, 11/22/17	1
EUR1,000	BMC Software, Inc., EUR Term Loan, VAR, 0.000%, 08/07/20 ^	1,322
1,595	BMC Software, USD Term Loan, VAR, 08/07/20 ^	1,592
6,894	RP Crown Parent LLC, Term Loan, VAR, 6.750%, 12/21/18	6,954
	Southern Graphics, Inc., Term Loan,
1,529	VAR, 5.000%, 10/17/19	1,532
785	VAR, 5.000%, 10/17/19	787
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,413

		21,192

	Total Information Technology	116,352

	Materials — 0.3%
	Chemicals — 0.1%
1,714	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	1,726
1,663	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 6.026%, 11/15/14	1,665
4,421	DuPont Performance, (Axalta), Term Loan, VAR, 4.750%, 02/01/20	4,449
548	OCI Beaumont, Term B-1 Loan, VAR, 6.250%, 08/20/19	543
1,031	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	1,020
	Tronox Ltd., Term Loan,
850	VAR, 4.500%, 03/19/20	858
743	VAR, 4.500%, 03/19/20	750

		11,011

	Metals & Mining — 0.1%
	Essar Steel Algoma, Inc., Term Loan,
992	VAR, 8.750%, 09/20/14	1,007
3	VAR, 8.750%, 09/20/14	2
6,134	Fairmount Minerals Ltd., 1st Lien Term Loan, VAR, 5.250%, 03/15/17	6,133
13,050	Fairmount Minerals Ltd., Term B-2 Loan, VAR, 08/15/19 ^	13,058
4,928	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	4,945
500	Murray Energy Corp., Term Loan B, VAR, 4.750%, 05/24/19	499

		25,644

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Paper & Forest Products — 0.1%
6,160	Appvion, Inc., 1st Lien Term Loan, VAR, 6.750%, 06/28/19	6,129
7,273	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 0.000%, 08/15/20 ^	7,261
6,000	Continental Building Products, Inc., 2nd Lien Term Loan, VAR, 02/15/21 ^	5,985

		19,375

	Total Materials	56,030

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
	Altice Financing S.A., Term Loan,
566	VAR, 5.500%, 07/02/19	554
4,188	VAR, 5.500%, 07/02/19	4,097
1,088	VAR, 5.500%, 07/02/19	1,064
810	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	804
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/15/20	4,387
	Integra Telecom Holdings, Inc., Term Loan,
1,091	VAR, 5.250%, 02/22/19	1,101
1,086	VAR, 5.250%, 02/22/19	1,095
3,570	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	3,553
4,000	Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/07/20	3,980

		20,635

	Wireless Telecommunication Services — 0.1%
5,625	Cricket Communications, Inc., (Leap Wireless International), Term Loan C, VAR, 4.750%, 03/08/20	5,641
	Syniverse Holdings, Inc., Initial Term Loan,
24	VAR, 5.000%, 04/23/19	24
9,381	VAR, 5.000%, 04/23/19	9,407

		15,072

	Total Telecommunication Services	35,707

	Utilities — 0.2%
	Electric Utilities — 0.2%
12,500	InterGen N.V., Term Loan, VAR, 5.500%, 06/13/20	12,453
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
17,595	VAR, 4.685%, 10/10/17	11,888
8,605	VAR, 4.766%, 10/10/17	5,814
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
17,590	VAR, 3.685%, 10/10/14	11,955

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Electric Utilities — Continued
8,611	VAR, 3.766%, 10/10/14	5,852

		47,962

	Independent Power Producers & Energy Traders — 0.0% (g)
1,895	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,882

	Total Utilities	49,844

	Total Loan Assignments (Cost $1,045,579)	1,036,250

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
481	expiring 7/10/16 (Strike Price $10.00) (a)	11,868
481	expiring 7/10/19 (Strike Price $18.33) (a)	8,264

		20,132

	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
209	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

		—

	Total Consumer Discretionary	20,132

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $17,235)	20,132

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
508	1 Year Mid Curve Euro Dollar, Expiring 06/13/14 at $99.250, American Style	114
1,286	10 Year U.S. Treasury Note, Expiring 09/20/13 at $121.500, American Style	282

	Total Put Option Purchased (Cost $612)	396

	Call Option Purchased: — 0.0% (g)
654	10 Year U.S. Treasury Note, Expiring 09/20/13 at $126.000, American Style	215

	Total Call Option Purchased (Cost $247)	215

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
37,909	Expiring 06/05/14. If exercised the Fund pays semi-annually 2.950% and receives quarterly floating 3 month LIBOR terminating 06/09/24, European Style. Counterparty: Citibank N.A. (r)	1,795
20,348	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	1,616
42,086	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	2,230

	Total Payer Options Purchased on Interest Rate Swaps (Cost $2,879)	5,641

	Total Options Purchased (Cost $3,738)	6,252

PRINCIPAL AMOUNT
Short-Term Investments — 56.1%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
22,920	0.040%, 11/14/13 (k) (n)	22,919
11,895	0.063%, 01/23/14 (k) (n)	11,893

	Total U.S. Treasury Obligations (Cost $34,810)	34,812

SHARES
	Investment Company — 55.9%
11,327,662	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) † (Cost $11,327,662)	11,327,662

	Total Short-Term Investments (Cost $11,362,472)	11,362,474

	Total Investments — 99.3% (Cost $19,943,410)	20,131,684
	Other Assets in Excess of Liabilities — 0.7%	140,691

	NET ASSETS — 100.0%	$20,272,375

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	89

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(98,633)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 09/25/43	(98,602)
(264,480)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/43	(284,399)

	(Proceeds received of $383,426)	(383,001)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
439	Euro Bobl	09/06/13	72,566	123
875	Euro Bobl	12/06/13	142,636	22
3,753	90 Day Eurodollar	06/15/15	928,117	(872)
1,314	90 Day Eurodollar	12/18/17	316,822	344
	Short Futures Outstanding
(1,242)	Euro Schatz	09/06/13	(181,171)	315
(390)	90 Day Eurodollar	09/16/13	(97,242)	(64)
(2,159)	Euro Schatz	12/06/13	(314,564)	(60)
(390)	90 Day Eurodollar	12/16/13	(97,207)	(130)
(1,512)	10 Year U.S. Treasury Note	12/19/13	(187,913)	(598)
(1,449)	U.S. Long Bond	12/19/13	(191,132)	(1,792)
(4)	2 Year U.S. Treasury Note	12/31/13	(879)	— (h)
(1,746)	5 Year U.S. Treasury Note	12/31/13	(208,961)	(539)
(283)	90 Day Eurodollar	03/17/14	(70,495)	(41)
(177)	90 Day Eurodollar	06/16/14	(44,053)	1
(4,091)	90 Day Eurodollar	09/15/14	(1,017,023)	257
(165)	90 Day Eurodollar	12/15/14	(40,963)	44
(956)	90 Day Eurodollar	03/16/15	(236,933)	274
(783)	90 Day Eurodollar	06/15/15	(193,636)	374
(1,499)	90 Day Eurodollar	09/14/15	(369,728)	1,096
(2,813)	90 Day Eurodollar	12/14/15	(691,822)	1,816
(543)	90 Day Eurodollar	03/14/16	(133,144)	407
(543)	90 Day Eurodollar	06/13/16	(132,750)	443

				1,420

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,506,000	EUR	Citibank, N.A.	09/10/13	8,625	8,599	(26)
640,184,000	JPY	Deutsche Bank AG	10/09/13	6,463	6,521	58
2,920,776,000	JPY	Union Bank of Switzerland AG	10/09/13	29,376	29,752	376
109,633,000	MXN	Citibank, N.A.	09/10/13	8,457	8,202	(255)
				52,921	53,074	153

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,334,000	CAD	Westpac Banking Corp.	09/19/13	8,979	8,859	120
24,288,800	CHF	Union Bank of Switzerland AG	02/10/14	26,235	26,142	93
6,506,000	EUR	Citibank, N.A.	09/10/13	8,534	8,599	(65)
107,796,000	EUR	TD Bank Financial Group	09/19/13	143,495	142,475	1,020
19,934,010	EUR	Citibank, N.A.	01/29/14	26,474	26,361	113
33,699,000	GBP	Citibank, N.A.	09/19/13	51,770	52,217	(447)
13,202,000	GBP	Union Bank of Switzerland AG	12/16/13	20,482	20,444	38
1,600,460,000	JPY	Royal Bank of Scotland	10/09/13	16,664	16,303	361
1,960,500,000	JPY	Union Bank of Switzerland AG	10/09/13	19,922	19,970	(48)
109,633,000	MXN	Citibank, N.A.	09/10/13	8,456	8,201	255
109,376,000	NOK	Goldman Sachs International	09/19/13	18,487	17,863	624
				349,498	347,434	2,064

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	06/20/18	4.049%		500	(26)	14
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	09/20/18	4.256		300	(13)	16
Barclays Bank plc:
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	1.536		12,900	(1,359)	1,181
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	1.536		19,350	(2,039)	1,742
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		3,310	(44)	40
NRG Energy, Inc., 8.500%, 06/15/19	5.000% quarterly	06/20/18	3.724		400	(26)	44
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	09/20/18	1.076		160,780	271	(738)
Telecom Italia S.P.A, 5.375%, 01/29/19	1.000% quarterly	06/20/16	2.390	EUR	13,200	622	(852)
Telecom Italia S.P.A, 5.375%, 01/29/19	1.000% quarterly	06/20/16	2.390	EUR	13,200	622	(768)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/18	1.343		16,525	239	(288)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/18	1.343		112,560	1,630	(1,961)
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		3,310	(44)	36
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		3,310	(44)	43
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		19,890	(262)	220
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		3,310	(46)	23
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		6,630	(92)	29
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		6,630	(92)	31
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		6,640	(92)	82
Citibank, N.A.:
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.240		16,250	(410)	177
Credit Suisse International:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	06/20/18	4.776		400	(8)	(10)
Deutsche Bank AG, New York:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/18	1.343		81,040	1,173	(1,329)
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	09/20/18	0.625		16,120	(328)	260
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	09/20/18	0.625		48,360	(983)	830

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	91

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.179%	173,080	(554)	(3,984)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.240	16,250	(410)	189

					(2,315)	(4,973)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.IG.20-V1	1.000% quarterly	06/20/18	0.839%		97,940	(919)	590
CDX.NA.IG.20-V1	1.000% quarterly	06/20/18	0.839		266,880	(2,503)	1,405
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	6.880		13,370	3,967	(3,973)
CDX.EM.19-V1	5.000% quarterly	06/20/18	3.489		42,970	(3,188)	5,168
CDX.EM.19-V1	5.000% quarterly	06/20/18	3.489		69,460	(5,153)	8,519
CMBX.NA.AA.3	0.270% monthly	12/13/49	36.740		14,100	10,007	(7,999)
BNP Paribas:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	50,025	1,342	(2,192)
iTraxx Europe 19.1	5.000% quarterly	06/20/18	4.340	EUR	35,600	(1,718)	429
Citibank, N.A.:
CDX.EM.19-V1	5.000% quarterly	06/20/18	3.489		14,095	(1,046)	1,695
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	60.790		6,900	2,953	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	60.790		10,550	4,515	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	6.880		6,600	1,959	(1,840)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	51.640		6,900	3,038	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.990		5,700	95	(1,097)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	16,190	434	(640)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	16,320	438	(340)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	16,370	439	(492)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	36.740		7,050	5,003	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	7.440		17,150	2,832	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	2.390		17,100	680	(2,773)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.773		1,500	124	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.773		8,800	725	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.773		12,100	997	(3,596)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.990		17,700	294	(1,105)

						25,315	(37,898)

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.20-V1	5.000% quarterly	06/20/18	4.064%	1,035	(50)	67
CDX.NA.IG.20-V1	1.000% quarterly	06/20/18	0.839	229,760	(2,155)	2,613

					(2,205)	2,680

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.473%	6,500	304	30
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	9.348	1,920	14	71
Federal Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	09/20/18	2.069	32,160	(1,552)	1,166
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	12,950	523	101
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	13,250	535	99
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	6,900	30	363
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	3.437	12,900	1,012	(503)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	3.437	19,350	1,518	(757)
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	3,310	(44)	143
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.475	2,950	71	213
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.475	6,830	164	594
Telecom Italia S.P.A., 5.375%, 01/29/19*	1.000% quarterly	06/20/18	3.456	EUR 13,200	(1,808)	1,977
Telecom Italia S.P.A., 5.375%, 01/29/19*	1.000% quarterly	06/20/18	3.456	EUR 13,200	(1,808)	2,086
Time Warner Cable, Inc., 5.850%, 05/01/17	1.000% quarterly	09/20/18	2.062	3,000	(144)	151
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	3,310	(44)	90
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	3,310	(44)	112
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	3,310	(44)	160
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	6,630	(88)	277
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	6,630	(88)	306
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	6,640	(88)	169
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350	19,890	(265)	530
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	12/20/13	8.567	3,270	(8)	80
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.089	2,010	166	186
Citibank, N.A.:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	1,800	8	43
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	6,700	29	160
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	6,900	30	361
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	10,200	45	232
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	13,350	59	336
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.673	1,400	64	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.673	10,250	470	383
Credit Suisse International:
New Albertson’s, Inc., 8.000%, 05/01/31	5.000% quarterly	09/20/13	0.867	650	8	32
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.089	2,000	166	206

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	93

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Deutsche Bank AG, New York:
Berkshire Hathaway, Inc., 1.900%, 01/31/17	1.000% quarterly	09/20/18	0.883%	48,360	371	(50)
Berkshire Hathaway, Inc., 1.900%, 01/31/17	1.000% quarterly	09/20/18	0.883	16,120	124	31
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.473	5,900	276	79
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.473	22,500	1,053	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.473	32,300	1,511	67
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	9.348	1,435	11	48
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	6.020	12,800	120	537
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.858	3,475	79	211
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.858	6,900	158	366
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.673	6,900	316	327
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.739	12,900	575	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	0.754	5,100	281	256
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.022	6,900	30	396
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	6.550	10,020	(23)	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.826	3,275	(29)	125
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.826	10,900	(95)	416
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.858	10,400	238	529
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	3,200	129	119
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	4,100	166	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	6,575	266	22
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.826	4,590	(40)	181
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	9,650	390	72
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	9,850	398	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	18,350	741	97
New Albertson’s, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.867	6,820	156	922
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/13	5.022	6,560	66	20
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	03/20/14	8.715	3,270	(41)	190
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.475	3,400	82	311
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.089	3,450	286	268

					6,786	16,434

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.IG.19-V1	1.000% quarterly	12/20/17	3.673%	13,200	(1,416)	1,653
CDX.NA.IG.20-V1*	1.000% quarterly	06/20/18	0.839	16,525	155	(87)
CDX.NA.IG.9-V4	0.800% quarterly	12/20/17	5.532	9,700	(108)	794
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	56.320	14,100	(11,361)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.561	2,620	(888)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.561	9,280	(3,145)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.561	9,360	(3,172)	6,080
CMBX.NA.AJ.4	0.960% monthly	02/17/51	11.170	17,400	(5,503)	5,628
Deutsche Bank AG, New York:
CDX.NA.IG.9-V4	0.800% quarterly	12/20/17	5.532	16,120	(180)	183

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CDX.NA.IG.9-V4	0.800% quarterly	12/20/17	5.532%	6,430	(72)	329
CMBX.NA.A.3	0.620% monthly	12/13/49	56.320	7,050	(5,680)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	4.070	17,100	(2,124)	5,595
iTraxx Europe 9.1	1.750% quarterly	06/20/18	4.586	EUR 13,050	(1,122)	914
iTraxx Europe 9.1	1.750% quarterly	06/20/18	4.586	EUR 13,050	(1,122)	983
iTraxx Europe 9.1	1.750% quarterly	06/20/18	7.449	EUR 16,090	(2,005)	2,885

					(37,743)	49,441

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	$14,907	$(248)
Bank of America	0.888% semi-annually	3 month LIBOR quarterly	12/21/17	18,900	458
Bank of America	0.866% semi-annually	3 month LIBOR quarterly	12/27/17	15,200	390
Bank of America	2.151% semi-annually	3 month LIBOR quarterly	05/29/23	21,486	1,302
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	33,377	(437)
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	19,290	3,093
Deutsche Bank AG, New York	0.797% semi-annually	3 month LIBOR quarterly	10/16/17	25,000	560
Deutsche Bank AG, New York	1.717% semi-annually	3 month LIBOR quarterly	10/16/22	13,500	1,148

					$6,266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	95

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	$34,400	$294
1.558% semi-annually	3 month LIBOR quarterly	07/05/18	34,000	165
3.677% semi-annually	3 month LIBOR quarterly	07/12/43	25,384	(55)
3 month LIBOR quarterly	3.265% semi-annually	06/10/24	29,136	(32)
3.781% semi-annually	3 month LIBOR quarterly	08/20/43	51,365	(953)
2.928% semi-annually	3 month LIBOR quarterly	08/29/23	72,584	20
3 month LIBOR quarterly	3.544% semi-annually	08/15/29	51,329	113

				$(448)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	$54,920	$(90)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	52,916	(87)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	50,746	(231)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	67,566	(390)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	52,002	(236)
Credit Suisse International:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,075	(75)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	26,770	(44)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	27,457	(45)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	26,352	(43)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	26,491	(43)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	31,644	(183)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	52,947	(87)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	31,585	(182)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	24,749	(112)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	50,911	(231)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	25,117	(114)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	25,117	(114)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	25,117	(114)

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	$26,331	$(120)
Royal Bank of Scotland:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	50,000	(82)

					$(2,623)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.500	6/13/14	339	(142)

(Premiums received of $127.)

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Dish Network, American Style	$45.000	9/21/13	40	(6)

(Premiums received of $11.)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 5.1%
478	Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.429%, 01/25/35 (m)	401
131	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.234%, 12/25/36 (m)	58
848	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	836
	Countrywide Asset-Backed Certificates,
826	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	747
10	Series 2004-1, Class 3A, VAR, 0.744%, 04/25/34 (m)	9
730	Series 2004-1, Class M1, VAR, 0.934%, 03/25/34 (m)	678
156	Series 2004-1, Class M2, VAR, 1.009%, 03/25/34 (m)	149
366	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	367
	CWABS Revolving Home Equity Loan Trust,
68	Series 2004-I, Class A, VAR, 0.474%, 02/15/34 (m)	56
80	Series 2004-K, Class 2A, VAR, 0.484%, 02/15/34 (m)	68
47	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.424%, 09/25/36	18
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.934%, 02/25/34	1,024
323	Series 2004-1, Class M2, VAR, 1.009%, 02/25/34	312
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.634%, 03/25/35	702
500	Series 2005-3, Class M1, VAR, 0.664%, 07/25/35	492
134	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.024%, 02/25/33	121
800	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.634%, 06/25/35	751
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.594%, 11/25/35	1,484
1,679	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.484%, 02/25/36	1,610

	Total Asset-Backed Securities (Cost $8,652)	9,883

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 8.7%
	Agency CMO — 3.5%
	Federal Home Loan Mortgage Corp. REMIC,
119	Series 2779, Class SM, IF, IO, 6.966%, 10/15/18	4
119	Series 2980, Class QB, 6.500%, 05/15/35	134
68	Series 3218, Class AS, IF, IO, 6.396%, 09/15/36	12
2,031	Series 3370, Class SH, IF, IO, 6.266%, 10/15/37	312
192	Series 3387, Class SB, IF, IO, 6.236%, 11/15/37	30
417	Series 3907, Class ST, IF, IO, 6.316%, 08/15/41	74
468	Series 3919, Class SA, IF, IO, 6.316%, 09/15/41	84
160	Series 3960, Class SJ, IF, IO, 6.466%, 08/15/40	32
65	Series 3976, Class AI, IO, 3.500%, 08/15/29	7
150	Series 3984, Class NS, IF, IO, 6.416%, 01/15/40	23
383	Series 3989, Class SJ, IF, IO, 5.766%, 01/15/42	74
567	Series 3997, Class HS, IF, IO, 6.366%, 03/15/38	113
184	Series 4013, Class SB, IF, IO, 6.266%, 03/15/42	39
748	Series 4019, Class SC, IF, IO, 6.266%, 03/15/42	173
630	Series 4027, Class SL, IF, IO, 5.736%, 04/15/42	135
537	Series 4027, Class SW, IF, IO, 5.736%, 04/15/42	93
2,610	Series 4057, Class SA, IF, IO, 5.866%, 04/15/39	527
1,423	Series 4059, Class SP, IF, IO, 6.366%, 06/15/42	308
635	Series 4061, Class SA, IF, IO, 6.366%, 06/15/42	138
93	Series 4077, Class SM, IF, IO, 6.516%, 08/15/40	19
240	Series 4080, Class SA, IF, IO, 5.816%, 07/15/42	54
1,096	Series 4084, Class GS, IF, IO, 5.866%, 04/15/39	221
449	Series 4086, Class TS, IF, IO, 5.916%, 04/15/37	75
227	Series 4097, Class SL, IF, IO, 5.966%, 06/15/41	40
316	Series 4104, Class SC, IF, IO, 5.866%, 09/15/42	71

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,082	Series 4119, Class SC, IF, IO, 5.966%, 10/15/42	234
393	Series 4122, Class SJ, IF, IO, 5.966%, 12/15/40	80
183	Series 4132, Class SE, IF, IO, 6.016%, 12/15/40	37
1,159	Series 4152, Class SG, IF, IO, 6.316%, 02/15/42	264
	Federal National Mortgage Association REMIC,
704	Series 2004-17, Class DS, IF, IO, 6.966%, 11/25/32	28
516	Series 2006-3, Class SB, IF, IO, 6.516%, 07/25/35	85
172	Series 2006-125, Class SA, IF, IO, 6.536%, 01/25/37	28
99	Series 2007-37, Class SA, IF, IO, 5.936%, 05/25/37	13
189	Series 2007-44, Class HE, IF, IO, 6.236%, 05/25/37	27
200	Series 2007-91, Class AS, IF, IO, 6.216%, 10/25/37	35
4,311	Series 2007-109, Class GI, IF, IO, 5.886%, 12/25/37	859
632	Series 2008-17, Class KS, IF, IO, 6.166%, 11/25/37	79
137	Series 2008-71, Class SB, IF, IO, 6.301%, 10/25/29	3
385	Series 2011-101, Class SC, IF, IO, 6.316%, 10/25/40	73
219	Series 2011-124, Class DS, IF, IO, 6.366%, 08/25/40	39
509	Series 2011-145, Class PS, IF, IO, 6.426%, 04/25/30	92
154	Series 2012-14, Class LS, IF, IO, 6.316%, 03/25/42	31
323	Series 2012-17, Class JS, IF, IO, 6.466%, 11/25/30	58
131	Series 2012-24, Class S, IF, IO, 5.316%, 05/25/30	16
646	Series 2012-30, Class MS, IF, IO, 6.266%, 04/25/42	122
555	Series 2012-36, Class SB, IF, IO, 6.266%, 04/25/42	146
566	Series 2012-36, Class SN, IF, IO, 6.266%, 04/25/42	159
486	Series 2012-47, Class SD, IF, IO, 6.266%, 05/25/42	136
784	Series 2012-58, Class SM, IF, IO, 6.316%, 06/25/42	142

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,356	Series 2012-73, Class LS, IF, IO, 5.866%, 06/25/39	259
842	Series 2012-74, Class AS, IF, IO, 5.866%, 03/25/39	157
481	Series 2012-83, Class LS, IF, IO, 5.216%, 08/25/42	89
205	Series 2012-84, Class QS, IF, IO, 6.466%, 09/25/31	44
1,102	Series 2012-115, Class DS, IF, IO, 5.916%, 10/25/42	234
584	Series 2012-137, Class SN, IF, IO, 5.916%, 12/25/42	109
110	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	24
371	Series 2012-147, Class SA, IF, IO, 5.916%, 01/25/43	82
540	Series 2013-2, Class S, IF, IO, 5.966%, 02/25/43	107
	Federal National Mortgage Association STRIPS,
132	Series 366, Class 18, IO, 4.000%, 11/01/20	10
595	Series 390, Class C7, IO, 4.000%, 07/25/23	40
898	Series 390, Class C8, IO, 4.500%, 07/25/23	70
37	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	40
118	Government National Mortgage Association, Series 2012-93, Class MS, IF, IO, 6.466%, 07/20/42	22

		6,865

	Non-Agency CMO — 5.2%
1,823	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	1,806
657	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34 (m)	664
	Banc of America Mortgage Trust,
115	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	115
398	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35 (m)	367
532	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	485
821	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36 (m)	737
25	CHL Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	24
	Credit Suisse First Boston Mortgage Securities Corp.,
112	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	99

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
344	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	353
418	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	405
654	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	694
295	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	261
95	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	92
1,676	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,354
231	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.485%, 12/10/35 (e)	199
479	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	432
433	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	393
193	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	171
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	248
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	181
	Wells Fargo Mortgage-Backed Securities Trust,
166	Series 2005-16, Class A8, 5.750%, 01/25/36	171
830	Series 2007-8, Class 2A8, 6.000%, 07/25/37	798

		10,066

	Total Collateralized Mortgage Obligations (Cost $15,926)	16,931

Commercial Mortgage-Backed Securities — 6.6%
	Bear Stearns Commercial Mortgage Securities Trust,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,719
2,210	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,307
1,390	Series 2005-T20, Class A4A, VAR, 5.293%, 10/12/42 (m)	1,490
2,980	Commercial Mortgage Trust, Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,084
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,288
191	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.304%, 09/15/21 (e)	191

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	1,577
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	209

	Total Commercial Mortgage-Backed Securities (Cost $11,641)	12,865

Corporate Bonds — 47.0%
	Consumer Discretionary — 6.2%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	286

	Automobiles — 0.3%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	549

	Diversified Consumer Services — 0.2%
310	Service Corp. International, 7.500%, 04/01/27	335

	Hotels, Restaurants & Leisure — 1.1%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (m)	358
335	11.250%, 06/01/17	345
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	430
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	269
	MGM Resorts International,
135	6.750%, 10/01/20	138
115	7.625%, 01/15/17	127
350	Sabre, Inc., 8.500%, 05/15/19 (e)	377

		2,044

	Household Durables — 0.2%
413	Jarden Corp., 7.500%, 05/01/17	459

	Leisure Equipment & Products — 0.4%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	282
500	Mattel, Inc., 3.150%, 03/15/23	470

		752

	Media — 2.8%
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	571
275	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (m)	275
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,128
	DISH DBS Corp.,
60	6.750%, 06/01/21 (m)	62
60	7.875%, 09/01/19 (m)	68
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,139

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
	News America, Inc.,
525	6.400%, 12/15/35	581
220	6.900%, 08/15/39	256
233	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	236
770	Time Warner Cable, Inc., 7.500%, 04/01/14 (m)	799
250	Viacom, Inc., 4.250%, 09/01/23	248

		5,363

	Specialty Retail — 0.9%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e) (m)	279
300	J. Crew Group, Inc., 8.125%, 03/01/19	316
250	Michael’s Stores, Inc., 7.750%, 11/01/18	269
300	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	321
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	526

		1,711

	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
415	6.375%, 12/15/20	448
30	8.000%, 12/15/16	32

		480

	Total Consumer Discretionary	11,979

	Consumer Staples — 4.8%
	Beverages — 0.6%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	860
100	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	113
250	PepsiCo, Inc., 2.250%, 01/07/19	248

		1,221

	Food & Staples Retailing — 1.3%
689	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	758
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (m)	391
500	Safeway, Inc., 7.250%, 02/01/31	536
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	800

		2,485

	Food Products — 1.7%
243	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	264
350	Del Monte Corp., 7.625%, 02/15/19 (m)	364
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	517

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	472
	Mondelez International, Inc.,
950	5.375%, 02/10/20	1,062
485	6.125%, 02/01/18	558

		3,237

	Household Products — 0.6%
400	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	388
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	774

		1,162

	Tobacco — 0.6%
272	Altria Group, Inc., 9.700%, 11/10/18 (m)	357
725	Philip Morris International, Inc., 5.650%, 05/16/18	835

		1,192

	Total Consumer Staples	9,297

	Energy — 4.1%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	247

	Oil, Gas & Consumable Fuels — 4.0%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	97
300	BP Capital Markets plc, (United Kingdom), 2.750%, 05/10/23 (m)	272
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (m)	297
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	1,132
475	ConocoPhillips, 6.500%, 02/01/39 (m)	601
385	Enterprise Products Operating LLC, 7.550%, 04/15/38 (m)	495
350	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	385
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	346
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	485
250	Peabody Energy Corp., 6.250%, 11/15/21	241
1,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	875
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,690
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	398

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
390	Williams Partners LP, 6.300%, 04/15/40	411

		7,725

	Total Energy	7,972

	Financials — 13.0%
	Capital Markets — 3.1%
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	83
890	5.950%, 01/18/18	996
1,530	6.150%, 04/01/18	1,730
	Lehman Brothers Holdings, Inc.,
1,350	Escrow, 0.000%, 12/30/16 (d)	343
850	0.000%, 12/30/16 (d)	216
3,795	5.857%, 12/31/49 (d) (i)	–	(h)
	Morgan Stanley,
885	3.450%, 11/02/15	917
395	5.500%, 01/26/20	432
560	6.625%, 04/01/18	642
550	UBS AG, (Switzerland), 5.750%, 04/25/18	632

		5,991

	Commercial Banks — 2.7%
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	891
750	Credit Suisse, (Switzerland), 4.375%, 08/05/20 (m)	800
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,043
750	Wells Fargo & Co., Series M, 3.450%, 02/13/23	699
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	831

		5,264

	Consumer Finance — 1.2%
295	Ally Financial, Inc., 6.250%, 12/01/17 (m)	316
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	215
220	6.625%, 08/15/17	248
1,469	HSBC Finance Corp., 6.676%, 01/15/21	1,659

		2,438

	Diversified Financial Services — 3.6%
	Bank of America Corp.,
500	3.300%, 01/11/23 (m)	462
740	Series L, 5.650%, 05/01/18 (m)	825
690	6.500%, 08/01/16 (m)	778

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
	Citigroup, Inc.,
935	5.375%, 08/09/20 (m)	1,037
400	5.500%, 10/15/14	420
12	6.000%, 08/15/17 (m)	13
43	8.500%, 05/22/19 (m)	54
645	General Electric Capital Corp., 5.875%, 01/14/38	699
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,101
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	908
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	664

		6,961

	Insurance — 1.9%
400	Aflac, Inc., 3.625%, 06/15/23 (m)	386
250	Genworth Holdings, Inc., 4.900%, 08/15/23	247
250	Lincoln National Corp., 4.000%, 09/01/23	248
875	MetLife, Inc., 6.750%, 06/01/16	1,002
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e) (m)	1,554
305	Prudential Financial, Inc., 6.200%, 11/15/40	349

		3,786

	Real Estate Investment Trusts (REITs) — 0.5%
215	Geo Group, Inc. (The), 7.750%, 10/15/17	224
625	Health Care REIT, Inc., 4.700%, 09/15/17	676

		900

	Total Financials	25,340

	Health Care — 3.1%
	Health Care Equipment & Supplies — 0.9%
250	Biomet, Inc., 6.500%, 08/01/20 (m)	256
250	Boston Scientific Corp., 4.125%, 10/01/23 (m)	245
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18 (m)	49
150	8.750%, 03/15/18 (m)	163
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	386
750	Medtronic, Inc., 2.750%, 04/01/23	697

		1,796

	Health Care Providers & Services — 0.8%
750	HCA, Inc., 7.500%, 02/15/22	816
85	Health Management Associates, Inc., 6.125%, 04/15/16	93

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	Tenet Healthcare Corp.,
500	6.750%, 02/01/20	490
50	8.000%, 08/01/20	52
295	U.S. Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	15

		1,466

	Pharmaceuticals — 1.4%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	702
400	Merck & Co., Inc., 4.150%, 05/18/43	374
400	Mylan, Inc., 7.875%, 07/15/20 (e)	457
600	Pfizer, Inc., 3.000%, 06/15/23	570
625	Valeant Pharmaceuticals International, 7.250%, 07/15/22 (e)	662

		2,765

	Total Health Care	6,027

	Industrials — 2.7%
	Aerospace & Defense — 0.5%
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	943

	Electrical Equipment — 0.1%
100	General Cable Corp., 5.750%, 10/01/22 (e)	96

	Industrial Conglomerates — 0.6%
960	General Electric Co., 5.250%, 12/06/17	1,086

	Machinery — 0.4%
400	Oshkosh Corp., 8.500%, 03/01/20	441
400	Terex Corp., 6.000%, 05/15/21	403

		844

	Road & Rail — 0.4%
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	547
300	Hertz Corp. (The), 5.875%, 10/15/20	308

		855

	Trading Companies & Distributors — 0.7%
350	HD Supply, Inc., 8.125%, 04/15/19	390
750	International Lease Finance Corp., 8.750%, 03/15/17	850
125	United Rentals North America, Inc., 9.250%, 12/15/19	140

		1,380

	Total Industrials	5,204

	Information Technology — 2.2%
	Communications Equipment — 0.4%
200	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	154

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — Continued
320	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	293
300	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	335

		782

	Computers & Peripherals — 0.2%
350	Apple, Inc., 3.850%, 05/04/43 (m)	299

	Electronic Equipment, Instruments & Components — 0.2%
400	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19 (m)	439

	Internet Software & Services — 0.3%
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18 (m)	494

	IT Services — 0.5%
	First Data Corp.,
567	12.625%, 01/15/21	613
283	PIK, 10.000%, 01/15/22 (e)	292

		905

	Semiconductors & Semiconductor Equipment — 0.1%
30	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	32
149	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e)	165

		197

	Software — 0.5%
250	CA, Inc., 4.500%, 08/15/23 (m)	249
250	Epicor Software Corp., 8.625%, 05/01/19 (m)	264
460	Oracle Corp., 6.125%, 07/08/39	553

		1,066

	Total Information Technology	4,182

	Materials — 2.9%
	Chemicals — 1.0%
500	Dow Chemical Co. (The), 4.125%, 11/15/21 (m)	508
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	548
500	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	567
433	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	340
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	47

		2,010

	Containers & Packaging — 0.4%
400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	427
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	277

		704

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	103

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — 1.2%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	822
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	748
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	795

		2,365

	Paper & Forest Products — 0.3%
385	International Paper Co., 7.300%, 11/15/39	474

	Total Materials	5,553

	Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 2.7%
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	873
500	CenturyLink, Inc., 5.800%, 03/15/22 (m)	471
60	GCI, Inc., 8.625%, 11/15/19	63
350	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22 (e)	349
500	Level 3 Financing, Inc., 8.125%, 07/01/19	529
480	Sprint Capital Corp., 8.750%, 03/15/32	492
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	627
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	828
435	8.750%, 11/01/18	556
500	Windstream Corp., 7.750%, 10/01/21	511

		5,299

	Wireless Telecommunication Services — 1.1%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,777
85	iPCS, Inc., PIK, 3.515%, 05/01/14	85
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	270

		2,132

	Total Telecommunication Services	7,431

	Utilities — 4.2%
	Electric Utilities — 2.5%
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	550
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	457
1,010	Nevada Power Co., 7.125%, 03/15/19	1,245
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	446
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	463
165	Progress Energy, Inc., 6.000%, 12/01/39	185

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
560	TECO Finance, Inc., 5.150%, 03/15/20	608
730	Xcel Energy, Inc., 4.700%, 05/15/20	802

		4,756

	Gas Utilities — 0.8%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,077
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	494

		1,571

	Independent Power Producers & Energy Traders — 0.2%
	AES Corp.,
22	8.000%, 10/15/17 (m)	26
149	8.000%, 06/01/20 (m)	169
	NRG Energy, Inc.,
55	7.625%, 01/15/18	61
200	8.250%, 09/01/20	219

		475

	Multi-Utilities — 0.7%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	712
630	Nisource Finance Corp., 6.800%, 01/15/19	738

		1,450

	Total Utilities	8,252

	Total Corporate Bonds (Cost $89,611)	91,237

Mortgage Pass-Through Securities — 29.3%
34	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	37
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
7,000	TBA, 3.000%, 09/15/43	6,694
10,000	TBA, 3.500%, 09/15/43	9,967
5,000	TBA, 4.000%, 09/15/43	5,155
2,000	TBA, 4.500%, 09/15/43	2,105
2,481	6.000%, 02/01/36 - 08/01/38	2,706
14	7.000%, 12/01/25 - 02/01/26	15
41	7.500%, 10/01/26 - 02/01/27	47
31	8.000%, 04/01/26 - 07/01/26	34
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 09/25/28	5,553
4,035	TBA, 5.000%, 09/25/28	4,280
	Federal National Mortgage Association, 30 Year, Single Family,
2,000	TBA, 5.500%, 09/25/43	2,173

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
1,015	6.000%, 05/01/37	1,109
283	6.500%, 04/01/29 - 03/01/35	322
78	7.000%, 02/01/35 - 03/01/35	89
6	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 09/15/43	9,041
4,300	TBA, 5.000%, 09/15/43	4,633
2,400	TBA, 6.000%, 09/15/43	2,640
279	7.000%, 09/15/31	323

	Total Mortgage Pass-Through Securities (Cost $56,927)	56,929

Supranational — 1.6%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16 (Cost $2,780)	3,029

U.S. Government Agency Securities — 3.7%
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18	4,803
2,140	4.875%, 12/15/16	2,403

	Total U.S. Government Agency Securities (Cost $6,959)	7,206

U.S. Treasury Obligations — 4.0%
	U.S. Treasury Bonds,
175	2.875%, 05/15/43 (m)	149
660	3.500%, 02/15/39 (m)	648
2,444	3.625%, 08/15/43 (m)	2,422
2,225	3.875%, 08/15/40 (m)	2,322
1,100	4.625%, 02/15/40 (m)	1,295
500	5.000%, 05/15/37 (m)	618
376	U.S. Treasury Notes, 2.500%, 08/15/23 (m)	368

	Total U.S. Treasury Obligations (Cost $7,205)	7,822

SHARES
Common Stock — 0.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
3	Dex Media, Inc. (a) (m) (Cost $764)	24

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased — 0.0% (g)
8	1 Year Mid Curve Euro Dollar, Expiring 06/13/14 at $99.250, American Style	2

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Put Option Purchased — Continued
7	10 Year U.S. Treasury Note, Expiring 09/20/13 at $121.500, American Style	1

	Total Put Option Purchased (Cost $5)	3

	Call Option Purchased — 0.0% (g)
3	10 Year U.S. Treasury Note, Expiring 09/20/13 at $126.000, American Style	1

	Total Call Option Purchased (Cost $1)	1

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
267	Expiring 06/05/14. If exercised the Fund pays semi-annually 2.950% and receives quarterly floating 3 month LIBOR terminating 06/09/24, European Style. Counterparty: Citibank N.A. (r)	13
143	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	11
293	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	15

	Total Payer Options Purchased on Interest Rate Swaps (Cost $20)	39

	Total Options Purchased (Cost $26)	43

PRINCIPAL AMOUNT
Short-Term Investments — 19.8%
	U.S. Treasury Obligation — 0.3%
526	U.S. Treasury Bills, 0.063%, 11/14/13 (k) (n) (Cost $526)	526

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 19.5%
37,910	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) † (Cost $37,910)	37,910

	Total Short-Term Investments (Cost $38,436)	38,436

	Total Investments — 125.8% (Cost $238,927)	244,405
	Liabilities in Excess of Other Assets — (25.8)%	(50,076)

	NET ASSETS — 100.0%	$194,329

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(483)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 09/25/43	(483)
(1,879)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/43	(2,020)

	(Proceeds received of $2,507)	(2,503)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro Bobl	09/06/13	330	1
4	Euro Bobl	12/06/13	652	— (h)
18	90 Day Eurodollar	06/15/15	4,451	(4)
7	90 Day Eurodollar	12/18/17	1,689	2
	Short Futures Outstanding
(6)	Euro Schatz	09/06/13	(875)	1
(7)	90 Day Eurodollar	09/16/13	(1,745)	(1)
(11)	Euro Schatz	12/06/13	(1,603)	— (h)
(7)	90 Day Eurodollar	12/16/13	(1,745)	(2)
(36)	10 Year U.S. Treasury Note	12/19/13	(4,474)	(13)
(8)	U.S. Long Bond	12/19/13	(1,055)	(11)
(88)	5 Year U.S. Treasury Note	12/31/13	(10,532)	(19)
(5)	90 Day Eurodollar	03/17/14	(1,245)	(1)
(3)	90 Day Eurodollar	06/16/14	(747)	— (h)
(23)	90 Day Eurodollar	09/15/14	(5,718)	1
(3)	90 Day Eurodollar	12/15/14	(745)	1
(13)	90 Day Eurodollar	03/16/15	(3,222)	4
(11)	90 Day Eurodollar	06/15/15	(2,720)	5
(21)	90 Day Eurodollar	09/14/15	(5,180)	15
(28)	90 Day Eurodollar	12/14/15	(6,886)	26

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
(8)	90 Day Eurodollar	03/14/16	(1,961)	6
(8)	90 Day Eurodollar	06/13/16	(1,956)	6

				17

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
45,000	EUR	Citibank, N.A.	09/10/13	60	60	—	(h)
5,176,000	JPY	Deutsche Bank AG	10/09/13	53	53	—	(h)
22,574,000	JPY	Union Bank of Switzerland AG	10/09/13	227	230	3
764,000	MXN	Citibank, N.A.	09/10/13	58	56	(2)
				398	399	1

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
170,200	CHF	Union Bank of Switzerland AG	02/10/14	184	183	1
45,000	EUR	Citibank, N.A.	09/10/13	59	60	(1)
108,000	EUR	Citibank, N.A.	01/29/14	143	142	1
70,000	GBP	Union Bank of Switzerland AG	12/16/13	109	109	—	(h)
12,940,000	JPY	Royal Bank of Scotland	10/09/13	135	132	3
14,810,000	JPY	Union Bank of Switzerland AG	10/09/13	150	150	—	(h)
764,000	MXN	Citibank, N.A.	09/10/13	59	57	2
				839	833	6

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28	5.000% quarterly	6/20/2016	1.536%		100	(11)	9
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28	5.000% quarterly	6/20/2016	1.536		150	(16)	14
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2015	0.284		30	— (h)	—	(h)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	9/20/2018	1.076		1,070	2	(5)
Telecom Italia S.p.A., 5.375%, 01/29/19	1.000% quarterly	6/20/2016	2.390	EUR	100	5	(6)
Telecom Italia S.p.A., 5.375%, 01/29/19	1.000% quarterly	6/20/2016	2.390	EUR	100	5	(6)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	9/20/2018	1.343		135	2	(2)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	9/20/2018	1.343		750	11	(13)
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2015	0.284		30	— (h)	—	(h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2015	0.284		30	— (h)	—	(h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2015	0.284		170	(2)	2
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2016	0.535		30	— (h)	—	(h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2016	0.535		60	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2016	0.535		60	(1)	—	(h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/2016	0.535		60	(1)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Citibank, N.A.:
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	9/20/2016	0.240%	150	(4)	2
Deutsche Bank AG, New York:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	9/20/2018	1.343	540	8	(9)
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	9/20/2018	0.625	110	(2)	2
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	9/20/2018	0.625	320	(7)	5
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	6/20/2017	0.179	1,620	(5)	(37)
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	9/20/2016	0.240	150	(4)	2

					(21)	(41)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.IG.20-V1	1.000% quarterly	6/20/2018	0.839%		790	(8)	5
CDX.NA.IG.20-V1	1.000% quarterly	6/20/2018	0.839		1,210	(11)	6
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	5/25/2046	6.880		60	18	(18)
CDX.EM.19-V1	5.000% quarterly	6/20/2018	3.489		360	(27)	43
CDX.EM.19-V1	5.000% quarterly	6/20/2018	3.489		560	(42)	69
CMBX.NA.AA.3	0.270% monthly	12/13/2049	36.740		260	185	(148)
BNP Paribas:
iTraxx Europe 19.1	1.000% quarterly	6/20/2018	1.497	EUR	410	11	(18)
iTraxx Europe 19.1	5.000% quarterly	6/20/2018	4.340	EUR	160	(8)	2
Citibank, N.A.:
CDX.EM.19-V1	5.000% quarterly	6/20/2018	3.489		120	(9)	14
CMBX.NA.BBB-.4	5.000% monthly	2/17/2051	60.790		180	77	(153)
CMBX.NA.BBB-.4	5.000% monthly	2/17/2051	60.790		210	90	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	5/25/2046	6.880		30	9	(8)
CMBX.NA.BBB-.5	5.000% monthly	2/15/2051	51.640		180	79	(153)
Deutsche Bank AG New York:
iTraxx Europe 19.1	1.000% quarterly	6/20/2018	1.497	EUR	90	2	(3)
iTraxx Europe 19.1	1.000% quarterly	6/20/2018	1.497	EUR	90	2	(2)
iTraxx Europe 19.1	1.000% quarterly	6/20/2018	1.497	EUR	100	3	(4)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/2049	36.740		140	99	(81)
CMBX.NA.AJ.2	1.090% monthly	3/15/2049	7.440		310	51	(39)
CMBX.NA.AM.1	0.500% monthly	10/12/2052	2.390		150	6	(24)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	5/25/2046	9.773		300	25	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	5/25/2046	9.773		1,300	107	(443)

						659	(3,221)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.IG.20-V1	1.000% quarterly	6/20/2018	0.839%	1,190	(11)	14

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/2014	0.473%		50	2		—	(h)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	9/20/2013	9.348		20	—	(h)	1
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	9/20/2018	2.069		210	(10)		8
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/2014	6.022		130	1		7
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28*	5.000% quarterly	6/20/2018	3.437		100	8		(4)
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28*	5.000% quarterly	6/20/2018	3.437		150	12		(6)
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		30	—	(h)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/2013	0.475		25	1		2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/2013	0.475		60	1		5
Telecom Italia S.p.A., 5.375%, 01/29/19*	1.000% quarterly	6/20/2018	3.456	EUR	100	(14)		16
Telecom Italia S.p.A., 5.375%, 01/29/19*	1.000% quarterly	6/20/2018	3.456	EUR	100	(14)		15
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		60	(1)		2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		60	(1)		3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		60	(1)		3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	3/20/2018	1.350		170	(2)		5
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	12/20/2013	8.567		20	—	(h)	—	(h)
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/2016	2.089		20	2		2
Citibank, N.A.:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/2014	6.022		50	—	(h)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/2014	6.022		100	—	(h)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/2014	6.022		120	1		3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/2014	6.022		130	1		7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	3/20/2015	2.673		160	7		6
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/2016	2.089		20	2		2
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	9/20/2018	0.883		110	1		—	(h)
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	9/20/2018	0.883		320	2		—	(h)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/2014	0.473		50	2		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/2014	0.473		200	9		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/2014	0.473		250	12		1
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	9/20/2013	9.348		10	—	(h)	—	(h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/2013	6.020		100	1		4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/2013	0.858		65	1		4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/2013	0.858		130	3		7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	3/20/2015	2.673		130	6		6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	109

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/2014	6.022	130	1		7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	6/20/2014	6.550	100	—	(h)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/2014	6.826	40	—	(h)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/2013	0.858	200	5		10
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/2014	1.250	50	2		2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/2014	1.250	50	2		2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/2014	1.250	55	2		—	(h)
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/2014	6.826	40	—	(h)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/2014	1.250	100	4		3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/2013	0.867	60	1		8
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	9/20/2013	5.022	30	—	(h)	—	(h)
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	3/20/2014	8.715	20	—	(h)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/2013	0.475	30	1		3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/2016	2.089	60	5		5

					55		157

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.IG.19.V1	1.000% quarterly	12/20/2017	3.673%		100	(11)	13
CDX.NA.IG.20-V1*	1.000% quarterly	6/20/2018	0.839		135	1	(1)
CDX.NA.IG.9.V4	0.800% quarterly	12/20/2017	5.532		60	(1)	5
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/2049	56.320		260	(210)	181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	2/17/2051	11.170		350	(111)	113
Deutsche Bank AG, New York:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/2017	5.532		110	(1)	1
Morgan Stanley Capital Services:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/2017	5.532		40	— (h)	2
CMBX.NA.A.3	0.620% monthly	12/13/2049	56.320		140	(113)	98
CMBX.NA.AM.4	0.500% monthly	2/17/2051	4.070		150	(19)	49
iTraxx Europe 9.1	1.750% quarterly	6/20/2018	4.586	EUR	70	(6)	5
iTraxx Europe 9.1	1.750% quarterly	6/20/2018	4.586	EUR	70	(6)	5
iTraxx Europe 9.1	1.750% quarterly	6/20/2018	7.449	EUR	100	(12)	18

						(489)	489

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

(i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(4)
Bank of America	2.151% semi-annually	3 month LIBOR quarterly	05/29/23	165	10
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	634	(8)
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	300	48

					46

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
	1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	4
	1.558% semi-annually	3 month LIBOR quarterly	07/05/18	500	2
	2.928% semi-annually	3 month LIBOR quarterly	08/29/23	354	—	(h)
	3.677% semi-annually	3 month LIBOR quarterly	07/12/43	149	—	(h)
	3.781% semi-annually	3 month LIBOR quarterly	08/20/43	268	(5)
	3 month LIBOR quarterly	3.265% semi-annually	06/10/24	203	—	(h)
	3 month LIBOR quarterly	3.544% semi-annually	08/15/29	251	1

					2

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	734	(1)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	781	(1)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	389	(2)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	697	(3)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	281	(1)
Credit Suisse International:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	440	(1)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	358	(1)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	367	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	111

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	202	— (h)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	402	(1)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	779	(1)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	234	(1)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	228	(1)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	341	(2)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	681	(3)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	149	(1)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	149	(1)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	149	(1)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	142	(1)
Royal Bank of Scotland:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	1,545	(3)

					(27)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style (Premiums received of $2.)	$98.500	06/13/14	5	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
COP	— Colombian Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EDA	— Economic Development Authority
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
HUF	— Hungarian Forint
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2013. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PIK	— Payment-in-Kind
PLN	— Polish Zloty

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
RON	— Romanion New Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2013.
TBA	— To Be Announced

TRY	— New Turkish Lira
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
ZAR	— South African Rand
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Credit Opportunities Fund	$80
	Multi-Sector Income Fund	520
	Strategic Income Opportunities Fund	11,062
	Total Return Fund	360

††	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of August 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of August 31, 2013.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	113

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amounts rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	— The rate shown is the current yield as of August 31, 2013.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	115

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund		Credit Opportunities Fund (in liquidation)		Emerging Markets Debt Fund		Multi-Sector Income Fund
ASSETS:
Investments in non-affiliates, at value	$359,223		$25,672		$591,105		$1,448,821
Investments in affiliates, at value	20,996		33,946		32,458		339,432
Investments in affiliates — restricted, at value	—		80		—		520

Total investment securities, at value	380,219		59,698		623,563		1,788,773
Cash	247		37		—		—
Foreign currency, at value	—		63		494		628
Deposits at broker for futures contracts	—		—		—		9,070
Receivables:
Investment securities sold	—		29,907		4,545		4,817
Fund shares sold	64		—	(a)	8,805		2,621
Interest and dividends from non-affiliates	3,392		239		11,380		16,938
Dividends from affiliates	—	(a)	—	(a)	1		9
Tax reclaims	—		—		—		90
Variation margin on futures contracts	103		—		39		248
Unrealized appreciation on forward foreign currency exchange contracts	4		—		4,284		405
Outstanding swap contracts, at value	—		26		—		3,206
Other assets	31		—		—		—

Total Assets	384,060		89,970		653,111		1,826,805

LIABILITIES:
Payables:
Due to custodian	—		—		—		22
Distributions	—		271		424		4,537
Investment securities purchased	—	(a)	45		4,132		9,841
Investment securities purchased — delayed delivery securities	—		—		—		167,063
Fund shares redeemed	166		—	(a)	433		5,731
Variation margin on centrally cleared swaps	—		—		—		1
Unrealized depreciation on forward foreign currency exchange contracts	—		—		4,007		5,706
Outstanding swap contracts, at value	—		71		20		466
Accrued liabilities:
Investment advisory fees	90		13		358		588
Administration fees	15		—		—		9
Shareholder servicing fees	3		16		55		337
Distribution fees	—	(a)	—	(a)	27		14
Custodian and accounting fees	19		19		37		41
Collateral management fees	—		4		1		3
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—		—	(a)	—
Audit fees	37		58		63		62
Other	12		15		18		27

Total Liabilities	342		512		9,575		194,448

Net Assets	$383,718		$89,458		$643,536		$1,632,357

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Corporate Bond Fund	Credit Opportunities Fund (in liquidation)	Emerging Markets Debt Fund	Multi-Sector Income Fund
NET ASSETS:
Paid-in-Capital	$401,147	$88,398	$710,824	$1,650,381
Accumulated undistributed (distributions in excess of) net investment income	404	89	1,600	5,015
Accumulated net realized gains (losses)	(1,679)	931	(31,981)	(14,545)
Net unrealized appreciation (depreciation)	(16,154)	40	(36,907)	(8,494)

Total Net Assets	$383,718	$89,458	$643,536	$1,632,357

Net Assets:
Class A	$1,502	$509	$68,297	$62,611
Class C	48	72	16,462	716
Class R2	—	55	—	54
Class R5	—	56	61,042	55
Class R6	349,858	56	349,343	52,737
Select Class	32,310	88,710	148,392	1,516,184

Total	$383,718	$89,458	$643,536	$1,632,357

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	158	50	8,552	6,226
Class C	5	7	2,066	71
Class R2	—	5	—	5
Class R5	—	5	7,622	5
Class R6	36,814	6	43,644	5,241
Select Class	3,400	8,738	18,563	150,681

Net Asset Value (a):
Class A — Redemption price per share	$9.50	$10.15	$7.99	$10.06
Class C — Offering price per share (b)	9.50	10.14	7.97	10.03
Class R2 — Offering and redemption price per share	—	10.15	—	10.05
Class R5 — Offering and redemption price per share	—	10.15	8.01	10.07
Class R6 — Offering and redemption price per share	9.50	10.15	8.00	10.06
Select Class — Offering and redemption price per share	9.50	10.15	7.99	10.06
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.87	$10.55	$8.30	$10.45

Cost of investments in non-affiliates	$375,566	$25,735	$628,298	$1,456,191
Cost of investments in affiliates	20,996	33,946	32,458	339,432
Cost of investments in affiliates — restricted	—	80	—	520
Cost of foreign currency	—	63	508	634
Premiums paid on swaps	—	—	—	1,804
Premiums received on swaps	—	149	—	551

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	117

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
ASSETS:
Investments in non-affiliates, at value	$126,182		$8,804,022		$206,495
Investments in affiliates, at value	2,241		11,316,600		37,550
Investments in affiliates — restricted, at value	—		11,062		360

Total investment securities, at value	128,423		20,131,684		244,405
Restricted cash	—		3,290		—
Cash	66		14		—
Foreign currency, at value	44		15,186		156
Deposits at broker for futures contracts	45		—		—
Receivables:
Investment securities sold	3,857		3,545		—
Investment securities sold — delayed delivery securities	—		804,751		6,016
Fund shares sold	7		149,062		927
Interest and dividends from non-affiliates	271		124,719		1,698
Dividends from affiliates	—	(a)	286		1
Tax reclaims	—		232		—
Variation margin on futures contracts	—		93		6
Variation margin on centrally cleared swaps	—		—		9
Unrealized appreciation on forward foreign currency exchange contracts	16		3,058		10
Unrealized appreciation on unfunded commitments	—		25		—
Outstanding swap contracts, at value	—		64,544		954
Other assets	17		—		54

Total Assets	132,746		21,300,489		254,236

LIABILITIES:
Payables:
Distributions	1		17,302		513
TBA short commitment, at value	—		383,001		2,503
Investment securities purchased	—	(a)	87,016		5
Investment securities purchased — delayed delivery securities	—		421,224		55,826
Fund shares redeemed	477		36,139		130
Variation margin on futures contracts	1		—		—
Variation margin on centrally cleared swaps	—		160		—
Unrealized depreciation on forward foreign currency exchange contracts	3		841		3
Outstanding options written, at fair value	—		148		2
Outstanding swap contracts, at value	4		68,858		731
Accrued liabilities:
Investment advisory fees	32		5,825		45
Administration fees	—		774		—
Shareholder servicing fees	3		3,276		23
Distribution fees	20		1,841		11
Custodian and accounting fees	12		196		40
Collateral management fees	—		13		4
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—
Audit fees	42		49		62
Other	17		1,451		9

Total Liabilities	612		1,028,114		59,907

Net Assets	$132,134		$20,272,375		$194,329

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
NET ASSETS:
Paid-in-Capital	$129,725	$20,106,081	$189,142
Accumulated undistributed (distributions in excess of) net investment income	169	19,601	397
Accumulated net realized gains (losses)	(773)	(64,585)	1,675
Net unrealized appreciation (depreciation)	3,013	211,278	3,115

Total Net Assets	$132,134	$20,272,375	$194,329

Net Assets:
Class A	$23,415	$4,067,413	$19,902
Class C	20,943	1,651,536	10,833
Class R5	—	319,452	1,009
Institutional Class	80,807	—	—
Select Class	6,969	14,233,974	162,585

Total	$132,134	$20,272,375	$194,329

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,400	344,590	1,991
Class C	2,182	140,144	1,087
Class R5	—	26,974	101
Institutional Class	8,192	—	—
Select Class	709	1,202,959	16,242

Net Asset Value (a):
Class A — Redemption price per share	$9.76	$11.80	$9.99
Class C — Offering price per share (b)	9.60	11.78	9.97
Class R5 — Offering and redemption price per share	—	11.84	10.01
Institutional Class — Offering and redemption price per share	9.86	—	—
Select Class — Offering and redemption price per share	9.84	11.83	10.01
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.14	$12.26	$10.38

Cost of investments in non-affiliates	$123,175	$8,615,748	$201,017
Cost of investments in affiliates	2,241	11,316,600	37,550
Cost of investments in affiliates — restricted	—	11,062	360
Cost of foreign currency	44	14,993	154
Proceeds received from short TBAs	—	383,426	2,507
Premiums paid on swaps	—	67,031	3,449
Premiums received on swaps	—	92,715	847
Premiums received from options written	—	138	2

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	119

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Corporate Bond Fund (a)	Credit Opportunities Fund (in liquidation)		Emerging Markets Debt Fund	Multi-Sector Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,659	$2,114		$18,165	$34,950
Interest income from affiliates	—	—	(b)	2	9
Dividend income from non-affiliates	13	5		—	83
Dividend income from affiliates	5	2		6	52
Foreign taxes withheld	—	—		(6)	—

Total investment income	4,677	2,121		18,167	35,094

EXPENSES:
Investment advisory fees	459	217		2,244	3,821
Administration fees	129	46		270	716
Distribution fees:
Class A	1	2		94	18
Class C	— (b)	—	(b)	79	3
Class R2	—	—	(b)	—	— (b)
Shareholder servicing fees:
Class A	1	2		94	18
Class C	— (b)	—	(b)	26	1
Class R2	—	—	(b)	—	— (b)
Class R5	—	—	(b)	16	— (b)
Select Class	38	133		210	2,011
Custodian and accounting fees	36	46		71	113
Interest expense to affiliates	—	—	(b)	1	1
Professional fees	40	51		56	59
Collateral management fees	—	7		2	6
Trustees’ and Chief Compliance Officer’s fees	1	1		4	7
Printing and mailing costs	7	—	(b)	19	21
Registration and filing fees	3	26		26	30
Transfer agent fees	6	9		103	36
Offering costs	42	—		—	—
Other	6	5		6	6

Total expenses	769	545		3,321	6,867

Less amounts waived	(161)	(203)		(422)	(786)
Less earnings credits	—	—		—	— (b)
Less expense reimbursements	(1)	—		—	—

Net expenses	607	342		2,899	6,081

Net investment income (loss)	4,070	1,779		15,268	29,013

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,029)	241		(94)	(7,170)
Futures	1,376	—		1,197	4,933
Foreign currency transactions	(39)	—	(b)	935	(769)
Swaps	13	243		(9)	3,727

Net realized gain (loss)	(1,679)	484		2,029	721

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(16,343)	(4,317)		(78,551)	(36,082)
Futures	185	—		(158)	5,885
Foreign currency translations	4	—	(b)	(565)	(8,297)
Swaps	—	(196)		9	679

Change in net unrealized appreciation/depreciation	(16,154)	(4,513)		(79,265)	(37,815)

Net realized/unrealized gains (losses)	(17,833)	(4,029)		(77,236)	(37,094)

Change in net assets resulting from operations	$(13,763)	$(2,250)		$(61,968)	$(8,081)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,852	$282,462	$4,217
Interest income from affiliates	—	13	— (a)
Dividend income from non-affiliates	—	3,413	—
Dividend income from affiliates	1	1,805	13
Foreign taxes withheld	— (a)	—	—

Total investment income	2,853	287,693	4,230

EXPENSES:
Investment advisory fees	296	38,494	344
Administration fees	71	7,218	97
Distribution fees:
Class A	42	3,923	26
Class C	133	5,385	47
Shareholder servicing fees:
Class A	42	3,923	26
Class C	44	1,795	16
Class R5	—	75	— (a)
Institutional Class	46	—	—
Select Class	11	15,289	244
Custodian and accounting fees	31	362	57
Interest expense to affiliates	—	1	— (a)
Professional fees	37	122	56
Collateral management fees	—	24	8
Trustees’ and Chief Compliance Officer’s fees	1	81	1
Printing and mailing costs	8	342	7
Registration and filing fees	17	189	20
Transfer agent fees	32	3,436	17
Other	5	111	6

Total expenses	816	80,770	972

Less amounts waived	(189)	(15,563)	(230)
Less earnings credits	—	(1)	—

Net expenses	627	65,206	742

Net investment income (loss)	2,226	222,487	3,488

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(821)	50,373	(447)
Futures	479	25,654	265
Foreign currency transactions	(63)	3,195	5
Swaps	(523)	24,651	667

Net realized gain (loss)	(928)	103,873	490

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(15,375)	(226,439)	(8,059)
Futures	17	7,175	28
Foreign currency translations	(2)	(5,072)	(2)
Options written	—	(10)	— (a)
Swaps	(4)	(12,818)	(536)
Unfunded commitments	—	10	—

Change in net unrealized appreciation/depreciation	(15,364)	(237,154)	(8,569)

Net realized/unrealized gains (losses)	(16,292)	(133,281)	(8,079)

Change in net assets resulting from operations	$(14,066)	$89,206	$(4,591)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	121

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund	Credit Opportunities Fund (in liquidation)
	Period Ended 8/31/2013 (a) (Unaudited)	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,070	$1,779	$3,683
Net realized gain (loss)	(1,679)	484	1,765
Change in net unrealized appreciation/depreciation	(16,154)	(4,513)	2,147

Change in net assets resulting from operations	(13,763)	(2,250)	7,595

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(11)	(23)	(18)
Class C
From net investment income	— (b)	(1)	(2)
Class R2
From net investment income	—	(1)	(2)
Class R5
From net investment income	—	(1)	(2)
Class R6
From net investment income	(3,328)	(1)	(2)
Select Class
From net investment income	(327)	(1,854)	(3,707)

Total distributions to shareholders	(3,666)	(1,881)	(3,733)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	401,147	(17,258)	(6,776)

NET ASSETS:
Change in net assets	383,718	(21,389)	(2,914)
Beginning of period	—	110,847	113,761

End of period	$383,718	$89,458	$110,847

Accumulated undistributed (distributions in excess of) net investment income	$404	$89	$191

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Emerging Markets Debt Fund		Multi-Sector Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,268	$33,793	$29,013	$36,286
Net realized gain (loss)	2,029	38,044	721	(10,696)
Change in net unrealized appreciation/depreciation	(79,265)	8,293	(37,815)	14,398

Change in net assets resulting from operations	(61,968)	80,130	(8,081)	39,988

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,861)	(3,344)	(436)	(65)
Class C
From net investment income	(463)	(827)	(8)	(11)
Class R2
From net investment income	—	—	(1)	(2)
Class R5
From net investment income	(1,699)	(10,682)	(1)	(2)
Class R6
From net investment income	(8,538)	(10,291)	(1,218)	(2,602)
Select Class
From net investment income	(4,241)	(12,396)	(25,429)	(32,793)

Total distributions to shareholders	(16,802)	(37,540)	(27,093)	(35,475)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	79,408	(20,035)	193,506	761,504

NET ASSETS:
Change in net assets	638	22,555	158,332	766,017
Beginning of period	642,898	620,343	1,474,025	708,008

End of period	$643,536	$642,898	$1,632,357	$1,474,025

Accumulated undistributed (distributions in excess of) net investment income	$1,600	$3,134	$5,015	$3,095

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	123

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Real Return Fund		Strategic Income Opportunities Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,226	$1,752	$222,487	$458,846
Net realized gain (loss)	(928)	2,101	103,873	60,324
Change in net unrealized appreciation/depreciation	(15,364)	2,156	(237,154)	327,501

Change in net assets resulting from operations	(14,066)	6,009	89,206	846,671

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(283)	(541)	(38,361)	(73,252)
From net realized gains	—	(804)	—	(644)
Class C
From net investment income	(205)	(539)	(13,980)	(32,465)
From net realized gains	—	(936)	—	(330)
Class R5
From net investment income	—	—	(4,188)	(9,500)
From net realized gains	—	—	—	(83)
Institutional Class
From net investment income	(903)	(856)	—	—
From net realized gains	—	(1,584)	—	—
Select Class
From net investment income	(76)	(93)	(161,382)	(337,197)
From net realized gains	—	(160)	—	(2,741)

Total distributions to shareholders	(1,467)	(5,513)	(217,911)	(456,212)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(36,963)	27,256	5,667,848	1,290,846

NET ASSETS:
Change in net assets	(52,496)	27,752	5,539,143	1,681,305
Beginning of period	184,630	156,878	14,733,232	13,051,927

End of period	$132,134	$184,630	$20,272,375	$14,733,232

Accumulated undistributed (distributions in excess of) net investment income	$169	$(590)	$19,601	$15,025

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Total Return Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,488	$8,230
Net realized gain (loss)	490	3,791
Change in net unrealized appreciation/depreciation	(8,569)	4,506

Change in net assets resulting from operations	(4,591)	16,527

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(301)	(455)
From net realized gains	—	(173)
Class C
From net investment income	(141)	(218)
From net realized gains	—	(96)
Class R5
From net investment income	(14)	(6)
From net realized gains	—	(1)
Select Class
From net investment income	(2,831)	(7,486)
From net realized gains	—	(1,886)

Total distributions to shareholders	(3,287)	(10,321)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(52,852)	(2,497)

NET ASSETS:
Change in net assets	(60,730)	3,709
Beginning of period	255,059	251,350

End of period	$194,329	$255,059

Accumulated undistributed (distributions in excess of) net investment income	$397	$196

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	125

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund	Credit Opportunities Fund (in liquidation)
	Period Ended 8/31/2013 (a) (Unaudited)	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,596	$1,957	$588
Distributions reinvested	11	23	18
Cost of shares redeemed	(42)	(2,025)	(1,137)

Change in net assets resulting from Class A capital transactions	$1,565	$(45)	$(531)

Class C
Proceeds from shares issued	$50	$1	$15
Distributions reinvested	— (b)	1	2
Cost of shares redeemed	—	(13)	— (b)

Change in net assets resulting from Class C capital transactions	$50	$(11)	$17

Class R2
Distributions reinvested	$—	$1	$2

Change in net assets resulting from Class R2 capital transactions	$—	$1	$2

Class R5
Distributions reinvested	$—	$1	$2

Change in net assets resulting from Class R5 capital transactions	$—	$1	$2

Class R6
Proceeds from shares issued	$365,629	$—	$—
Distributions reinvested	3,328	1	2
Cost of shares redeemed	(3,441)	—	—

Change in net assets resulting from Class R6 capital transactions	$365,516	$1	$2

Select Class
Proceeds from shares issued	$36,011	$18	$3,120
Distributions reinvested	324	3	30
Cost of shares redeemed	(2,319)	(17,226)	(9,418)

Change in net assets resulting from Select Class capital transactions	$34,016	$(17,205)	$(6,268)

Total change in net assets resulting from capital transactions	$401,147	$(17,258)	$(6,776)

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Corporate Bond Fund	Credit Opportunities Fund (in liquidation)
	Period Ended 8/31/2013 (a) (Unaudited)	Six Months Ended 8/31/2013 (Unaudited)		Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	162	184		56
Reinvested	1	2		2
Redeemed	(5)	(196)		(111)

Change in Class A Shares	158	(10)		(53)

Class C
Issued	5	—	(b)	2
Reinvested	— (b)	—	(b)	—	(b)
Redeemed	—	(1)		—	(b)

Change in Class C Shares	5	(1)		2

Class R2
Reinvested	—	—	(b)	—	(b)

Change in Class R2 Shares	—	—	(b)	—	(b)

Class R5
Reinvested	—	—	(b)	—	(b)

Change in Class R5 Shares	—	—	(b)	—	(b)

Class R6
Issued	36,829	—		—
Reinvested	345	1		—	(b)
Redeemed	(360)	—		—

Change in Class R6 Shares	36,814	1		—	(b)

Select Class
Issued	3,609	2		304
Reinvested	33	—	(b)	3
Redeemed	(242)	(1,678)		(926)

Change in Select Class Shares	3,400	(1,676)		(619)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	127

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Multi-Sector Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$33,424	$51,503	$64,662	$2,482
Distributions reinvested	1,192	3,116	194	64
Cost of shares redeemed	(28,424)	(47,533)	(4,090)	(1,262)

Change in net assets resulting from Class A capital transactions	$6,192	$7,086	$60,766	$1,284

Class C
Proceeds from shares issued	$3,470	$12,084	$295	$470
Distributions reinvested	422	739	8	11
Cost of shares redeemed	(7,122)	(4,671)	(253)	(96)

Change in net assets resulting from Class C capital transactions	$(3,230)	$8,152	$50	$385

Class R2
Distributions reinvested	$—	$—	$1	$2

Change in net assets resulting from Class R2 capital transactions	$—	$—	$1	$2

Class R5
Proceeds from shares issued	$10,369	$109,722	$—	$—
Distributions reinvested	1,699	10,681	1	2
Cost of shares redeemed	(2,311)	(390,057)	—	—

Change in net assets resulting from Class R5 capital transactions	$9,757	$(269,654)	$1	$2

Class R6
Proceeds from shares issued	$105,256	$384,495	$45,948	$50,090
Distributions reinvested	8,538	10,291	165	221
Cost of shares redeemed	(224)	(131,953)	(80,388)	(31,650)

Change in net assets resulting from Class R6 capital transactions	$113,570	$262,833	$(34,275)	$18,661

Select Class
Proceeds from shares issued	$43,211	$87,059	$856,855	$1,057,919
Distributions reinvested	1,162	2,893	282	145
Cost of shares redeemed	(91,254)	(118,404)	(690,174)	(316,894)

Change in net assets resulting from Select Class capital transactions	$(46,881)	$(28,452)	$166,963	$741,170

Total change in net assets resulting from capital transactions	$79,408	$(20,035)	$193,506	$761,504

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Emerging Markets Debt Fund		Multi-Sector Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	3,856	5,806	6,352	245
Reinvested	138	358	19	6
Redeemed	(3,365)	(5,439)	(401)	(124)

Change in Class A Shares	629	725	5,970	127

Class C
Issued	393	1,370	28	47
Reinvested	49	85	1	2
Redeemed	(842)	(531)	(25)	(10)

Change in Class C Shares	(400)	924	4	39

Class R2
Reinvested	—	—	— (a)	—	(a)

Change in Class R2 Shares	—	—	— (a)	—	(a)

Class R5
Issued	1,202	12,839	—	—
Reinvested	197	1,255	— (a)	—	(a)
Redeemed	(281)	(44,939)	—	—

Change in Class R5 Shares	1,118	(30,845)	— (a)	—	(a)

Class R6
Issued	12,227	43,767	4,514	4,906
Reinvested	994	1,146	16	22
Redeemed	(27)	(14,463)	(7,930)	(3,108)

Change in Class R6 Shares	13,194	30,450	(3,400)	1,820

Select Class
Issued	4,915	9,894	83,647	103,794
Reinvested	135	333	28	15
Redeemed	(10,348)	(13,403)	(68,161)	(31,131)

Change in Select Class Shares	(5,298)	(3,176)	15,514	72,678

(b)	Amount rounds to less than $1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	129

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Real Return Fund		Strategic Income Opportunities Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,505	$11,327	$2,045,796	$958,288
Distributions reinvested	279	1,288	35,115	66,570
Cost of shares redeemed	(16,995)	(15,142)	(471,315)	(813,227)

Change in net assets resulting from Class A capital transactions	$(14,211)	$(2,527)	$1,609,596	$211,631

Class C
Proceeds from shares issued	$1,651	$8,724	$545,484	$315,575
Distributions reinvested	201	1,444	11,573	26,704
Cost of shares redeemed	(23,125)	(16,255)	(155,702)	(284,818)

Change in net assets resulting from Class C capital transactions	$(21,273)	$(6,087)	$401,355	$57,461

Class R5
Proceeds from shares issued	$—	$—	$94,186	$207,154
Distributions reinvested	—	—	3,217	8,264
Cost of shares redeemed	—	—	(56,098)	(69,119)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$41,305	$146,299

Institutional Class
Proceeds from shares issued	$14,280	$42,728	$—	$—
Distributions reinvested	903	2,429	—	—
Cost of shares redeemed	(15,480)	(13,024)	—	—

Change in net assets resulting from Institutional Class capital transactions	$(297)	$32,133	$—	$—

Select Class
Proceeds from shares issued	$1,620	$7,349	$5,114,003	$3,835,166
Distributions reinvested	65	156	69,322	141,386
Cost of shares redeemed	(2,867)	(3,768)	(1,567,733)	(3,101,097)

Change in net assets resulting from Select Class capital transactions	$(1,182)	$3,737	$3,615,592	$875,455

Total change in net assets resulting from capital transactions	$(36,963)	$27,256	$5,667,848	$1,290,846

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Real Return Fund		Strategic Income Opportunities Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	239	1,055	171,923	81,726
Reinvested	27	120	2,958	5,707
Redeemed	(1,671)	(1,409)	(39,650)	(69,669)

Change in Class A Shares	(1,405)	(234)	135,231	17,764

Class C
Issued	159	822	45,991	26,920
Reinvested	20	136	976	2,292
Redeemed	(2,318)	(1,533)	(13,118)	(24,468)

Change in Class C Shares	(2,139)	(575)	33,849	4,744

Class R5
Issued	—	—	7,917	17,874
Reinvested	—	—	270	705
Redeemed	—	—	(4,703)	(5,837)

Change in Class R5 Shares	—	—	3,484	12,742

Institutional Class
Issued	1,352	3,930	—	—
Reinvested	87	224	—	—
Redeemed	(1,554)	(1,199)	—	—

Change in Institutional Class Shares	(115)	2,955	—	—

Select Class
Issued	154	680	429,369	325,913
Reinvested	6	14	5,825	12,087
Redeemed	(280)	(346)	(131,523)	(264,874)

Change in Select Class Shares	(120)	348	303,671	73,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	131

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Total Return Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,217	$24,035
Distributions reinvested	277	567
Cost of shares redeemed	(10,307)	(7,466)

Change in net assets resulting from Class A capital transactions	$(1,813)	$17,136

Class C
Proceeds from shares issued	$3,193	$10,336
Distributions reinvested	111	223
Cost of shares redeemed	(4,562)	(2,371)

Change in net assets resulting from Class C capital transactions	$(1,258)	$8,188

Class R5
Proceeds from shares issued	$419	$698
Distributions reinvested	14	6
Cost of shares redeemed	(148)	(19)

Change in net assets resulting from Class R5 capital transactions	$285	$685

Select Class
Proceeds from shares issued	$7,971	$48,790
Distributions reinvested	70	232
Cost of shares redeemed	(58,107)	(77,528)

Change in net assets resulting from Select Class capital transactions	$(50,066)	$(28,506)

Total change in net assets resulting from capital transactions	$(52,852)	$(2,497)

SHARE TRANSACTIONS:
Class A
Issued	806	2,326
Reinvested	27	55
Redeemed	(1,008)	(722)

Change in Class A Shares	(175)	1,659

Class C
Issued	312	1,003
Reinvested	11	22
Redeemed	(450)	(231)

Change in Class C Shares	(127)	794

Class R5
Issued	41	67
Reinvested	2	1
Redeemed	(15)	(2)

Change in Class R5 Shares	28	66

Select Class
Issued	777	4,716
Reinvested	7	22
Redeemed	(5,699)	(7,520)

Change in Select Class Shares	(4,915)	(2,782)

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)(c)
Corporate Bond Fund
Class A
March 1, 2013 (g) through August 31, 2013 (Unaudited)	$10.00	$0.11	(h)	$(0.52)	$(0.41)	$(0.09)	$9.50	(4.10)%

Class C
March 1, 2013 (g) through August 31, 2013 (Unaudited)	10.00	0.08	(h)	(0.51)	(0.43)	(0.07)	9.50	(4.35)

Class R6
March 1, 2013 (g) through August 31, 2013 (Unaudited)	10.00	0.13	(h)	(0.53)	(0.40)	(0.10)	9.50	(3.97)

Select Class
March 1, 2013 (g) through August 31, 2013 (Unaudited)	10.00	0.12	(h)	(0.52)	(0.40)	(0.10)	9.50	(4.02)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2013.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net assets, end of period (000’s)	Net expenses (d)(f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (b)(e)

$1,502	0.73%	2.38%	0.96	%(i)	58%

48	1.24	1.71	1.61	(i)	58

349,858	0.39	2.68	0.46	(i)	58

32,310	0.49	2.49	0.84	(i)	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Credit Opportunities Fund (in liquidation)
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.56	$0.17	(f)	$(0.40)	$(0.23)	$(0.18)	$—	$(0.18)
Year Ended February 28, 2013	10.18	0.34	(f)	0.38	0.72	(0.34)	—	(0.34)
Year Ended February 29, 2012	10.16	0.32	(f)	0.02	0.34	(0.30)	(0.02)	(0.32)
December 1, 2010 (g) through February 28, 2011	10.00	0.07	(f)	0.16	0.23	(0.07)	—	(0.07)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.55	0.13	(f)	(0.39)	(0.26)	(0.15)	—	(0.15)
Year Ended February 28, 2013	10.18	0.27	(f)	0.38	0.65	(0.28)	—	(0.28)
Year Ended February 29, 2012	10.16	0.26	(f)	0.01	0.27	(0.23)	(0.02)	(0.25)
December 1, 2010 (g) through February 28, 2011	10.00	0.05	(f)	0.16	0.21	(0.05)	—	(0.05)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	10.56	0.15	(f)	(0.40)	(0.25)	(0.16)	—	(0.16)
Year Ended February 28, 2013	10.19	0.30	(f)	0.37	0.67	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.16	0.28	(f)	0.02	0.30	(0.25)	(0.02)	(0.27)
December 1, 2010 (g) through February 28, 2011	10.00	0.06	(f)	0.16	0.22	(0.06)	—	(0.06)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	10.56	0.18	(f)	(0.39)	(0.21)	(0.20)	—	(0.20)
Year Ended February 28, 2013	10.19	0.36	(f)	0.38	0.74	(0.37)	—	(0.37)
Year Ended February 29, 2012	10.16	0.34	(f)	0.03	0.37	(0.32)	(0.02)	(0.34)
December 1, 2010 (g) through February 28, 2011	10.00	0.08	(f)	0.15	0.23	(0.07)	—	(0.07)

Class R6
Six Months Ended August 31, 2013 (Unaudited)	10.56	0.18	(f)	(0.39)	(0.21)	(0.20)	—	(0.20)
Year Ended February 28, 2013	10.19	0.37	(f)	0.37	0.74	(0.37)	—	(0.37)
Year Ended February 29, 2012	10.16	0.35	(f)	0.03	0.38	(0.33)	(0.02)	(0.35)
December 1, 2010 (g) through February 28, 2011	10.00	0.08	(f)	0.15	0.23	(0.07)	—	(0.07)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.56	0.17	(f)	(0.39)	(0.22)	(0.19)	—	(0.19)
Year Ended February 28, 2013	10.19	0.35	(f)	0.37	0.72	(0.35)	—	(0.35)
Year Ended February 29, 2012	10.16	0.33	(f)	0.03	0.36	(0.31)	(0.02)	(0.33)
December 1, 2010 (g) through February 28, 2011	10.00	0.07	(f)	0.16	0.23	(0.07)	—	(0.07)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.15	(2.26)%	$509	0.73%	3.22%	1.25%	22%
10.56	7.21	633	0.72	3.24	1.27	34
10.18	3.39	1,149	0.74	3.21	1.65	39
10.16	2.28	74	0.75	2.90	3.20	7

10.14	(2.51)	72	1.38	2.54	1.75	22
10.55	6.45	85	1.37	2.60	1.77	34
10.18	2.73	65	1.40	2.53	2.37	39
10.16	2.12	51	1.40	2.21	3.46	7

10.15	(2.38)	55	1.13	2.79	1.50	22
10.56	6.70	56	1.12	2.86	1.52	34
10.19	3.07	53	1.15	2.75	2.26	39
10.16	2.18	51	1.15	2.46	3.34	7

10.15	(2.07)	56	0.48	3.43	0.80	22
10.56	7.35	57	0.47	3.50	0.82	34
10.19	3.74	53	0.49	3.40	1.55	39
10.16	2.34	51	0.50	3.11	3.00	7

10.15	(2.06)	56	0.43	3.49	0.75	22
10.56	7.42	57	0.42	3.55	0.77	34
10.19	3.80	53	0.44	3.45	1.50	39
10.16	2.35	51	0.45	3.16	2.98	7

10.15	(2.15)	88,710	0.63	3.29	1.00	22
10.56	7.21	109,959	0.62	3.35	1.02	34
10.19	3.59	112,388	0.64	3.23	1.47	39
10.16	2.31	10,219	0.65	2.97	3.09	7

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$9.02	$0.19	(f)	$(1.00)	$(0.81)	$(0.22)	$—
Year Ended February 28, 2013	8.47	0.41	(f)	0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45	(f)	0.54	0.99	(0.46)	—	(g)
Year Ended February 28, 2011	7.54	0.42	(f)	0.41	0.83	(0.43)	—	(g)
Year Ended February 28, 2010	5.56	0.38		2.00	2.38	(0.40)	—	(g)
Year Ended February 28, 2009	8.41	0.55		(2.97)	(2.42)	(0.43)	—	(g)

Class C
Six Months Ended August 31, 2013 (Unaudited)	9.00	0.17	(f)	(1.01)	(0.84)	(0.19)	—
Year Ended February 28, 2013	8.46	0.37	(f)	0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41	(f)	0.55	0.96	(0.43)	—	(g)
Year Ended February 28, 2011	7.54	0.38	(f)	0.40	0.78	(0.39)	—	(g)
Year Ended February 28, 2010	5.55	0.37		1.98	2.35	(0.36)	—	(g)
Year Ended February 28, 2009	8.40	0.50		(2.95)	(2.45)	(0.40)	—	(g)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	9.04	0.21	(f)	(1.01)	(0.80)	(0.23)	—
Year Ended February 28, 2013	8.49	0.45	(f)	0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48	(f)	0.56	1.04	(0.50)	—	(g)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(g)
Year Ended February 28, 2010	5.56	0.42		2.00	2.42	(0.43)	—	(g)
Year Ended February 28, 2009	8.42	0.56		(2.96)	(2.40)	(0.46)	—	(g)

Class R6
Six Months Ended August 31, 2013 (Unaudited)	9.04	0.21	(f)	(1.01)	(0.80)	(0.24)	—
July 2, 2012 (i) through February 28, 2013	8.45	0.30	(f)	0.59	0.89	(0.30)	—

Select Class
Six Months Ended August 31, 2013 (Unaudited)	9.03	0.20	(f)	(1.01)	(0.81)	(0.23)	—
Year Ended February 28, 2013	8.48	0.43	(f)	0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47	(f)	0.55	1.02	(0.48)	—	(g)
Year Ended February 28, 2011	7.54	0.44	(f)	0.41	0.85	(0.45)	—	(g)
Year Ended February 28, 2010	5.56	0.49		1.91	2.40	(0.42)	—	(g)
Year Ended February 28, 2009	8.42	0.54		(2.95)	(2.41)	(0.45)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Includes interest expense of 0.19%, 0.18%, 0.18%, and 0.17%, respectively.
(i)	Commencement of offering of class of shares.
(j)	Includes interest expense of less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$7.99	(9.19)%	$68,297	1.24%		4.43%	1.37%	49%
9.02	12.29	71,430	1.25		4.67	1.38	152
8.47	12.95	60,961	1.25		5.49	1.40	124
7.94	11.15	71,749	1.26		5.26	1.45	126
7.54	43.46	19,711	1.59	(h)	5.73	1.70	124
5.56	(29.80)	4,025	1.45		7.18	1.46	63

7.97	(9.44)	16,462	1.74		3.94	1.88	49
9.00	11.70	22,183	1.75		4.16	1.88	152
8.46	12.50	13,037	1.75		4.99	1.90	124
7.93	10.48	8,590	1.77		4.77	1.95	126
7.54	43.03	5,561	2.08	(h)	5.46	2.20	124
5.55	(30.18)	2,253	1.95		6.60	1.96	63

8.01	(8.97)	61,042	0.79		4.88	0.92	49
9.04	12.73	58,797	0.81	(j)	5.25	0.94	152
8.49	13.50	317,075	0.79		5.95	0.95	124
7.95	11.63	181,721	0.82		5.74	1.00	126
7.55	44.27	54,699	1.13	(h)	6.35	1.26	124
5.56	(29.54)	15,046	1.01		7.77	1.03	63

8.00	(9.05)	349,343	0.74		4.92	0.87	49
9.04	10.65	275,138	0.74		5.02	0.88	152

7.99	(9.18)	148,392	0.99		4.68	1.12	49
9.03	12.56	215,350	1.00		4.93	1.13	152
8.48	13.32	229,270	1.00		5.73	1.15	124
7.94	11.42	204,624	1.04		5.56	1.21	126
7.54	43.80	107,201	1.32	(h)	6.57	1.44	124
5.56	(29.67)	178,209	1.21		7.55	1.23	63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)(c)
Multi-Sector Income Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.22	$0.15	(f)	$(0.16)	$(0.01)	$(0.15)	$10.06	(0.09)%
Year Ended February 28, 2013	10.19	0.32	(f)	0.03	0.35	(0.32)	10.22	3.56
Year Ended February 29, 2012	10.06	0.41	(f)	— (g)	0.41	(0.28)	10.19	4.13
December 1, 2010 (h) through February 28, 2011	10.00	0.07	(f)	0.03	0.10	(0.04)	10.06	1.02

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.20	0.14	(f)	(0.18)	(0.04)	(0.13)	10.03	(0.42)
Year Ended February 28, 2013	10.18	0.27	(f)	0.04	0.31	(0.29)	10.20	3.07
Year Ended February 29, 2012	10.06	0.31	(f)	0.05	0.36	(0.24)	10.18	3.63
December 1, 2010 (h) through February 28, 2011	10.00	0.06	(f)	0.03	0.09	(0.03)	10.06	0.90

Class R2
Six Months Ended August 31, 2013 (Unaudited)	10.22	0.15	(f)	(0.18)	(0.03)	(0.14)	10.05	(0.30)
Year Ended February 28, 2013	10.19	0.30	(f)	0.03	0.33	(0.30)	10.22	3.34
Year Ended February 29, 2012	10.06	0.32	(f)	0.07	0.39	(0.26)	10.19	3.90
December 1, 2010 (h) through February 28, 2011	10.00	0.06	(f)	0.04	0.10	(0.04)	10.06	0.96

Class R5
Six Months Ended August 31, 2013 (Unaudited)	10.23	0.19	(f)	(0.18)	0.01	(0.17)	10.07	0.13
Year Ended February 28, 2013	10.19	0.38	(f)	0.03	0.41	(0.37)	10.23	4.09
Year Ended February 29, 2012	10.06	0.39	(f)	0.06	0.45	(0.32)	10.19	4.56
December 1, 2010 (h) through February 28, 2011	10.00	0.08	(f)	0.03	0.11	(0.05)	10.06	1.13

Class R6
Six Months Ended August 31, 2013 (Unaudited)	10.23	0.19	(f)	(0.19)	— (g)	(0.17)	10.06	0.03
Year Ended February 28, 2013	10.19	0.38	(f)	0.03	0.41	(0.37)	10.23	4.14
November 1, 2011 (i) through February 29, 2012	9.99	0.16	(f)	0.22	0.38	(0.18)	10.19	3.87

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.23	0.18	(f)	(0.19)	(0.01)	(0.16)	10.06	(0.08)
Year Ended February 28, 2013	10.19	0.35	(f)	0.04	0.39	(0.35)	10.23	3.91
Year Ended February 29, 2012	10.06	0.38	(f)	0.05	0.43	(0.30)	10.19	4.37
December 1, 2010 (h) through February 28, 2011	10.00	0.07	(f)	0.04	0.11	(0.05)	10.06	1.09

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of operations.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$62,611	0.95%	3.01%	1.08%	58%
2,620	0.96	3.18	1.08	269
1,315	0.97	4.03	1.16	185
50	1.00	2.81	2.61	33

716	1.47	2.66	1.57	58
677	1.46	2.70	1.58	269
288	1.46	3.12	1.67	185
53	1.50	2.31	3.00	33

54	1.22	2.91	1.32	58
54	1.21	3.00	1.33	269
53	1.22	3.23	1.50	185
50	1.25	2.56	2.82	33

55	0.53	3.61	0.62	58
55	0.51	3.70	0.63	269
53	0.52	3.93	0.80	185
51	0.55	3.25	2.33	33

52,737	0.48	3.67	0.57	58
88,369	0.46	3.76	0.58	269
69,505	0.45	4.86	0.64	185

1,516,184	0.72	3.41	0.82	58
1,382,250	0.71	3.47	0.83	269
636,794	0.71	3.85	0.89	185
89,727	0.75	2.83	2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Real Return Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.68	$0.14	(f)	$(0.97)	$(0.83)	$(0.09)	$—	$(0.09)
Year Ended February 28, 2013	10.63	0.13	(f)	0.25	0.38	(0.13)	(0.20)	(0.33)
Year Ended February 29, 2012	9.66	0.26	(f)	1.06	1.32	(0.35)	—	(0.35)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2010	8.63	0.27		0.72	0.99	(0.33)	—	(0.33)
Year Ended February 28, 2009	10.13	0.22		(1.33)	(1.11)	(0.39)	—	(0.39)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.51	0.11	(f)	(0.97)	(0.86)	(0.05)	—	(0.05)
Year Ended February 28, 2013	10.51	0.06	(f)	0.25	0.31	(0.11)	(0.20)	(0.31)
Year Ended February 29, 2012	9.59	0.20	(f)	1.03	1.23	(0.31)	—	(0.31)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2010	8.58	0.24		0.69	0.93	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.08	0.16		(1.30)	(1.14)	(0.36)	—	(0.36)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	10.80	0.15	(f)	(0.99)	(0.84)	(0.10)	—	(0.10)
Year Ended February 28, 2013	10.72	0.12	(f)	0.30	0.42	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.74	0.28	(f)	1.06	1.34	(0.36)	—	(0.36)
Year Ended February 28, 2011	9.35	0.22		0.41	0.63	(0.24)	—	(0.24)
Year Ended February 28, 2010	8.68	0.39		0.64	1.03	(0.36)	—	(0.36)
Year Ended February 28, 2009	10.17	0.07		(1.15)	(1.08)	(0.41)	—	(0.41)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.76	0.14	(f)	(0.96)	(0.82)	(0.10)	—	(0.10)
Year Ended February 28, 2013	10.70	0.11	(f)	0.29	0.40	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.71	0.40	(f)	0.93	1.33	(0.34)	—	(0.34)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	—	(0.23)
Year Ended February 28, 2010	8.66	0.33		0.69	1.02	(0.35)	—	(0.35)
Year Ended February 28, 2009	10.16	0.19		(1.29)	(1.10)	(0.40)	—	(0.40)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Includes interest expense to affiliates of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.76	(7.85)%	$23,415	0.75%		2.71%	1.09%	33%
10.68	3.65	40,628	0.75		1.22	1.10	42
10.63	13.96	42,914	0.75		2.51	1.13	86
9.66	6.34	29,341	0.75		2.18	1.05	48
9.29	11.59	32,408	0.85		2.76	1.13	24
8.63	(11.29)	9,090	0.91	(g)	2.26	1.48	335

9.60	(8.18)	20,943	1.40		2.14	1.59	33
10.51	3.01	45,401	1.40		0.60	1.60	42
10.51	13.10	51,438	1.40		2.00	1.63	86
9.59	5.76	40,874	1.40		1.52	1.54	48
9.22	11.00	44,774	1.38		1.91	1.61	24
8.58	(11.64)	7,848	1.41	(g)	2.39	1.97	335

9.86	(7.81)	80,807	0.50		2.79	0.69	33
10.80	3.98	89,677	0.50		1.14	0.70	42
10.72	14.11	57,378	0.50		2.68	0.73	86
9.74	6.75	26,591	0.50		2.49	0.65	48
9.35	11.99	36,440	0.48		3.72	0.80	24
8.68	(10.90)	24,870	0.51	(g)	(5.77)	1.11	335

9.84	(7.71)	6,969	0.60		2.77	0.84	33
10.76	3.78	8,924	0.60		1.02	0.85	42
10.70	14.04	5,148	0.60		3.97	0.87	86
9.71	6.57	38,118	0.60		2.62	0.80	48
9.33	11.91	60,951	0.62		3.54	0.94	24
8.66	(11.11)	38,458	0.66	(g)	2.66	1.23	335

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.88	$0.14		$(0.08)	$0.06	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.53	0.38		0.35	0.73	(0.38)	— (f)	(0.38)
Year Ended February 29, 2012	11.99	0.30		(0.29)	0.01	(0.30)	(0.17)	(0.47)
Year Ended February 28, 2011	11.56	0.33		0.43	0.76	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2010	9.96	0.41		1.66	2.07	(0.41)	(0.06)	(0.47)
October 13, 2008 (g) through February 28, 2009	10.00	0.09	(h)	0.15	0.24	(0.11)	(0.17)	(0.28)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.86	0.11		(0.07)	0.04	(0.12)	—	(0.12)
Year Ended February 28, 2013	11.52	0.33		0.34	0.67	(0.33)	— (f)	(0.33)
Year Ended February 29, 2012	11.98	0.24		(0.29)	(0.05)	(0.24)	(0.17)	(0.41)
Year Ended February 28, 2011	11.55	0.27		0.44	0.71	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2010	9.96	0.36		1.66	2.02	(0.37)	(0.06)	(0.43)
October 13, 2008 (g) through February 28, 2009	10.00	0.08	(h)	0.15	0.23	(0.10)	(0.17)	(0.27)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	11.91	0.18		(0.08)	0.10	(0.17)	—	(0.17)
Year Ended February 28, 2013	11.56	0.44		0.34	0.78	(0.43)	— (f)	(0.43)
Year Ended February 29, 2012	12.02	0.33		(0.27)	0.06	(0.35)	(0.17)	(0.52)
Year Ended February 28, 2011	11.59	0.36		0.45	0.81	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2010	9.97	0.45		1.68	2.13	(0.45)	(0.06)	(0.51)
October 13, 2008 (g) through February 28, 2009	10.00	0.14	(h)	0.13	0.27	(0.13)	(0.17)	(0.30)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.90	0.16		(0.07)	0.09	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.56	0.41		0.34	0.75	(0.41)	— (f)	(0.41)
Year Ended February 29, 2012	12.01	0.33		(0.28)	0.05	(0.33)	(0.17)	(0.50)
Year Ended February 28, 2011	11.58	0.35		0.44	0.79	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2010	9.97	0.43		1.67	2.10	(0.43)	(0.06)	(0.49)
October 13, 2008 (g) through February 28, 2009	10.00	0.11	(h)	0.15	0.26	(0.12)	(0.17)	(0.29)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.80	0.52%	$4,067,413	0.91%	2.44%	1.09%	82%
11.88	6.47	2,486,635	0.91	3.31	1.08	325
11.53	0.13	2,209,265	0.88	2.53	1.09	206
11.99	6.70	2,421,215	0.88	2.83	1.08	97
11.56	21.06	1,353,000	0.91	3.54	1.08	60
9.96	2.46	4,084	1.00	2.24	1.68	60

11.78	0.29	1,651,536	1.41	1.96	1.59	82
11.86	5.91	1,260,822	1.41	2.81	1.58	325
11.52	(0.36)	1,169,989	1.38	2.04	1.59	206
11.98	6.20	1,141,148	1.38	2.34	1.58	97
11.55	20.47	599,969	1.41	3.06	1.58	60
9.96	2.29	958	1.50	2.00	2.34	60

11.84	0.81	319,452	0.46	2.92	0.64	82
11.91	6.93	279,825	0.46	3.76	0.64	325
11.56	0.56	124,274	0.42	3.13	0.65	206
12.02	7.14	593	0.43	3.31	0.63	97
11.59	21.66	279	0.48	4.31	0.64	60
9.97	2.71	51	0.55	3.69	1.89	60

11.83	0.72	14,233,974	0.66	2.71	0.84	82
11.90	6.64	10,705,950	0.66	3.56	0.83	325
11.56	0.46	9,548,399	0.63	2.79	0.84	206
12.01	6.92	9,448,260	0.63	3.08	0.83	97
11.58	21.35	5,298,051	0.66	3.82	0.84	60
9.97	2.65	340,662	0.75	2.99	1.76	60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.35	$0.15	(f)	$(0.36)	$(0.21)	$(0.15)	$—	$(0.15)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(f)	0.34	0.70	(0.36)	(0.65)	(1.01)
Year Ended February 28, 2011	10.37	0.41	(f)	0.55	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.50		1.58	2.08	(0.54)	(0.32)	(0.86)
June 16, 2008 (g) through February 28, 2009	10.00	0.35		(0.82)	(0.47)	(0.33)	(0.05)	(0.38)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.33	0.12	(f)	(0.36)	(0.24)	(0.12)	—	(0.12)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(f)	0.35	0.64	(0.30)	(0.65)	(0.95)
Year Ended February 28, 2011	10.36	0.36	(f)	0.53	0.89	(0.38)	(0.48)	(0.86)
Year Ended February 28, 2010	9.15	0.42		1.59	2.01	(0.48)	(0.32)	(0.80)
June 16, 2008 (g) through February 28, 2009	10.00	0.31		(0.82)	(0.51)	(0.29)	(0.05)	(0.34)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	10.36	0.17	(f)	(0.36)	(0.19)	(0.16)	—	(0.16)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(f)	0.35	0.73	(0.38)	(0.65)	(1.03)
Year Ended February 28, 2011	10.37	0.47	(f)	0.51	0.98	(0.47)	(0.48)	(0.95)
Year Ended February 28, 2010	9.16	0.52		1.58	2.10	(0.57)	(0.32)	(0.89)
June 16, 2008 (g) through February 28, 2009	10.00	0.37		(0.82)	(0.45)	(0.34)	(0.05)	(0.39)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.37	0.16	(f)	(0.37)	(0.21)	(0.15)	—	(0.15)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(f)	0.35	0.72	(0.37)	(0.65)	(1.02)
Year Ended February 28, 2011	10.38	0.46	(f)	0.50	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.53		1.57	2.10	(0.55)	(0.32)	(0.87)
June 16, 2008 (g) through February 28, 2009	10.00	0.34		(0.81)	(0.47)	(0.33)	(0.05)	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expense.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.99	(2.03)%	$19,902	0.70%	2.99%	1.04%		203%
10.35	6.90	22,423	0.69	3.16	1.01		432
10.09	6.99	5,119	0.70	3.46	1.14		418
10.40	9.44	1,607	0.72	3.84	1.03		455
10.37	23.27	59	0.71	5.02	0.95		572
9.15	(4.80)	48	0.75	5.19	2.76	(h)	353

9.97	(2.35)	10,833	1.35	2.34	1.54		203
10.33	6.19	12,535	1.34	2.53	1.52		432
10.08	6.33	4,234	1.35	2.82	1.64		418
10.39	8.78	1,927	1.34	3.37	1.50		455
10.36	22.43	111	1.36	4.38	1.45		572
9.15	(5.17)	47	1.40	4.54	3.26	(h)	353

10.01	(1.85)	1,009	0.50	3.24	0.59		203
10.36	7.08	758	0.46	3.32	0.54		432
10.10	7.28	69	0.50	3.66	0.67		418
10.40	9.62	65	0.50	4.42	0.55		455
10.37	23.44	59	0.46	5.26	0.50		572
9.16	(4.56)	48	0.52	5.42	2.31	(h)	353

10.01	(2.00)	162,585	0.60	3.09	0.78		203
10.37	6.96	219,343	0.60	3.37	0.79		432
10.11	7.19	241,928	0.60	3.57	0.86		418
10.41	9.49	301,369	0.60	4.33	0.75		455
10.38	23.48	356,619	0.61	5.07	0.70		572
9.15	(4.74)	650,518	0.65	5.70	0.79	(h)	353

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 7 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Select Class	Diversified
Credit Opportunities Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified
Multi-Sector Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R5 and Select Class	Diversified

At their meeting on August 21, 2013, the Board of Trustees of Credit Opportunities Fund approved the liquidation of the Fund, which will occur on or about September 30, 2013. Effective September 23, 2013, the Fund no longer accepted subscription orders.

The investment objective of Corporate Bond Fund is to seek to provide total return.

Prior to the Board of Trustees’ approval of the liquidation of the Fund, the investment objective of Credit Opportunities Fund was to seek to provide current income with a secondary objective of capital appreciation.

The investment objective of Emerging Markets Debt Fund is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Multi-Sector Income Fund is to seek to provide long-term total return.

The investment objective of Real Return Fund is to seek to maximize inflation protected return.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

Class R6 Shares commenced operations on July 2, 2012 for Emerging Markets Debt Fund.

Corporate Bond Fund commenced operations on March 1, 2013. Prior to March 27, 2013 the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of Credit Opportunities Fund have been prepared on a liquidation basis of accounting in accordance with GAAP. Accordingly, assets have been recorded at their fair value or estimated realizable amount, liabilities have been recorded at the present value amounts to be paid and all other costs of liquidation have been accrued. Assets and liabilities were historically carried at values that approximated fair value. Accordingly, the use of the liquidation basis of accounting is substantially similar to the basis of accounting Credit Opportunities Fund had applied prior to the use of the liquidation basis of accounting.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of August 31, 2013, the total market value of matrix-priced securities represents 1.9% of the Fund’s net assets.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund at August 31, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following tables represent each valuation input by country or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stock
Financials	$747	$—	$—		$747

Debt Securities
Corporate Bonds
Consumer Discretionary	—	25,681	—		25,681
Consumer Staples	—	24,661	—		24,661
Energy	—	34,826	—		34,826
Financials	—	140,187	—		140,187
Health Care	—	31,664	—		31,664
Industrials	—	12,996	4,448		17,444
Information Technology	—	14,381	—		14,381
Materials	—	9,347	—		9,347
Telecommunication Services	—	21,998	—		21,998
Utilities	—	25,251	—		25,251

Total Corporate Bonds	—	340,992	4,448		345,440

Preferred Securities
Financials	—	10,093	—		10,093

U.S. Treasury Obligations	—	2,778	—		2,778
Short-Term Investments
U.S. Treasury Obligation	—	165	—		165
Investment Company	20,996	—	—		20,996

Total Investments in Securities	$21,743	$354,028	$4,448	*	$380,219

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4	$—		$4
Futures Contracts	185	—	—		185

Total Appreciation in Other Financial Instruments	$185	$4	$—		$189

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $4,448,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Materials	$—	$—		$52		$52

Preferred Stocks
Financials	28	151		—		179

Debt Securities
Commercial Mortgage-Backed Securities	—	—	(a)	—		—	(a)
Corporate Bonds
Consumer Discretionary	—	1,374		—		1,374
Consumer Staples	—	679		—		679
Energy	—	1,087		—		1,087
Financials	—	7,156		4		7,160
Industrials	—	385		—	(a)	385
Information Technology	—	2,448		—		2,448
Materials	—	104		—		104
Telecommunication Services	—	2,104		—		2,104

Total Corporate Bonds	—	15,337		4		15,341

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	151

Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Municipal Bonds	$—	$723		$—	$723
U.S. Treasury Obligation	—	9,002		—	9,002
Loan Assignments
Consumer Discretionary	—	110		—	110
Consumer Staples	—	118		—	118
Financials	—	24		—	24
Health Care	—	—	(a)	—	—	(a)
Industrials	—	65		—	65
Utilities	—	58		—	58

Total Loan Assignments	—	375		—	375

Short-Term Investments
Investment Companies	34,026	—		—	34,026

Total Investments in Securities	$34,054	$25,588		$56	$59,698

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$104		$—	$104

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Convertible Bond
Hungary	$—	$1,592	$—	$1,592
Corporate Bonds
Azerbaijan	—	2,172	—	2,172
Brazil	—	2,873	—	2,873
Cayman Islands	—	2,674	—	2,674
Chile	—	1,489	—	1,489
Colombia	—	1,491	—	1,491
Costa Rica	—	4,632	—	4,632
Croatia	—	3,516	—	3,516
Dominican Republic	—	1,676	—	1,676
Georgia	—	4,499	—	4,499
Indonesia	—	16,580	—	16,580
Ireland	—	14,101	—	14,101
Kazakhstan	—	13,016	—	13,016
Luxembourg	—	2,246	—	2,246
Mexico	—	35,403	—	35,403
Netherlands	—	10,368	—	10,368
Paraguay	—	955	—	955
Peru	—	3,137	—	3,137
Philippines	—	4,264	—	4,264
Singapore	—	1,279	—	1,279
South Africa	—	5,096	—	5,096
Sri Lanka	—	1,695	—	1,695
Turkey	—	472	—	472
United Arab Emirates	—	2,134	—	2,134
United Kingdom	—	3,057	—	3,057
United States	—	10,205	—	10,205
Venezuela	—	20,408	—	20,408

Total Corporate Bonds	—	169,438	—	169,438

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Emerging Markets Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—	$414,921	$4,619		$419,540
U.S. Treasury Obligation	—	535	—		535
Short-Term Investment
Investment Company	32,458	—	—		32,458

Total Investments in Securities	$32,458	$586,486	$4,619	*	$623,563

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,284	$—		$4,284
Future Contracts	52	—	—		52

Total Appreciation in Other Financial Instruments	$52	$4,284	$—		$4,336

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,007)	$—		$(4,007)
Future Contracts	(2)	—	—		(2)
Credit Default Swap	—	(20)	—		(20)

Total Depreciation in Other Financial Instruments	$(2)	$(4,027)	$—		$(4,029)

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $4,619,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or securities specific events.

Multi-Sector Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$1,205	$936	$—	$2,141

Debt Securities
Asset-Backed Securities	—	8,361	67,473	75,834
Collateralized Mortgage Obligations
Agency CMO	—	43,671	874	44,545
Non-Agency CMO	—	93,856	8,135	101,991

Total Collateralized Mortgage Obligations	—	137,527	9,009	146,536

Commercial Mortgage-Backed Securities	—	120,180	19,645	139,825
Convertible Bonds
Consumer Discretionary	—	20,729	—	20,729
Energy	—	2,622	—	2,622
Financials	—	3,090	—	3,090
Industrials	—	10,499	—	10,499
Information Technology	—	10,702	—	10,702

Total Convertible Bonds	—	47,642	—	47,642

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Multi-Sector Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	$—	$124,288	$—	$124,288
Consumer Staples	—	43,912	—	43,912
Energy	—	60,244	—	60,244
Financials	—	223,515	—	223,515
Health Care	—	59,817	—	59,817
Industrials	—	64,439	9,943	74,382
Information Technology	—	42,865	—	42,865
Materials	—	56,152	—	56,152
Telecommunication Services	—	71,439	—	71,439
Utilities	—	36,273	—	36,273

Total Corporate Bonds	—	782,944	9,943	792,887

Mortgage Pass-Through Securities	—	166,238	—	166,238
Municipal Bonds	—	35,194	—	35,194
Preferred Securities
Financials	—	34,997	—	34,997

U.S. Treasury Obligation	—	3,244	—	3,244
Loan Assignments
Consumer Discretionary	—	2,529	—	2,529
Energy	—	1,218	—	1,218
Materials	—	536	—	536

Total Loan Assignments	—	4,283	—	4,283

Short-Term Investment
Investment Company	339,952	—	—	339,952

Total Investments in Securities	$341,157	$1,341,546	$106,070	$1,788,773

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$405	$—	$405
Futures Contracts	2,768	—	—	2,768
Credit Default Swaps	—	1,894	—	1,894

Total Appreciation in Other Financial Instruments	$2,768	$2,299	$—	$5,067

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,706)	$—	$(5,706)
Futures Contracts	(138)	—	—	(138)
Credit Default Swaps	—	(358)	—	(358)

Total Depreciation in Other Financial Instruments	$(138)	$(6,064)	$—	$(6,202)

Real Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$2,241	$126,182	$—	$128,423

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16	$—	$16
Futures	4	—	—	4

Total Appreciation in Other Financial Instruments	$4	$16	$—	$20

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3)	$—	$(3)
Futures	(1)	—	—	(1)
Price Lock	—	(4)	—	(4)

Total Depreciation in Other Financial Instruments	$(1)	$(7)	$—	$(8)

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$27,227	$—	$1,037		$28,264
Energy	2	—	—		2
Financials	10,506	—	823		11,329
Industrials	—	—	257		257
Information Technology	—	—	—	(a)	—	(a)
Materials	7,766	—	16,422		24,188
Telecommunication Services	130	—	—		130
Utilities	15,544	—	—		15,544

Total Common Stocks	61,175	—	18,539		79,714

Preferred Stocks
Consumer Discretionary	17,031	—	—		17,031
Financials	4,125	59,386	—		63,511
Health Care	4,002	—	—		4,002
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	25,158	59,386	—	(a)	84,544

Debt Securities
Asset-Backed Securities	—	31,366	177,839		209,205
Collateralized Mortgage Obligations
Agency CMO	—	605,412	50,213		655,625
Non-Agency CMO	—	540,128	70,704		610,832

Total Collateralized Mortgage Obligations	—	1,145,540	120,917		1,266,457

Commercial Mortgage-Backed Securities	—	—	8,463		8,463
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	3,675		3,675

Total Convertible Bonds	—	—	3,675		3,675

Corporate Bonds
Consumer Discretionary	—	1,160,954	14,142		1,175,096
Consumer Staples	—	325,905	—		325,905
Energy	—	357,010	—		357,010
Financials	—	548,783	1,200		549,983
Health Care	—	449,631	—		449,631
Industrials	—	670,404	67,633		738,037
Information Technology	—	346,944	—		346,944
Materials	—	584,140	8,029		592,169
Telecommunication Services	—	739,118	—		739,118
Utilities	—	111,139	417		111,556

Total Corporate Bonds	—	5,294,028	91,421		5,385,449

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Municipal Bonds	$—	$35,614	$—		$35,614
Preferred Securities
Financials	—	84,889	—		84,889

Private Placements — Commercial	—	—	247,266		247,266
Private Placements — Residential	—	—	132,012		132,012
U.S. Treasury Obligations	—	156,755	—		156,755
Investment Companies	12,533	—	—		12,533
Loan Assignments
Consumer Discretionary	—	365,132	1,715		366,847
Consumer Staples	—	73,558	—		73,558
Energy	—	60,280	—		60,280
Financials	—	62,560	—		62,560
Health Care	—	142,833	—		142,833
Industrials	—	72,239	—		72,239
Information Technology	—	116,352	—		116,352
Materials	—	56,030	—		56,030
Telecommunication Services	—	35,707	—		35,707
Utilities	—	49,844	—		49,844

Total Loan Assignments	—	1,034,535	1,715		1,036,250

Options Purchased
Call Option Purchased	215	—	—		215
Payer Options Purchased on Interest Rate Swaps	—	5,641	—		5,641
Put Option Purchased	396	—	—		396

Total Options Purchased	611	5,641	—		6,252

Warrants
Consumer Discretionary	20,132	—	—	(a)	20,132
Industrials	—	—	—	(a)	— (a)

Total Warrants	20,132	—	—	(a)	20,132

Short-Term Investments
Investment Company	11,327,662	—	—		11,327,662
U.S. Treasury Obligations	—	34,812	—		34,812

Total Investments in Securities	$11,447,271	$7,882,566	$801,847		$20,131,684

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(383,001)	$—		$(383,001)
Options Written
Call Options Written	(6)	—	—		(6)
Put Options Written	(142)	—	—		(142)

Total Liabilities	$(148)	$(383,001)	$—		$(383,149)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,058	$—		$3,058
Futures Contracts	5,516	—	—		5,516
Swaps	—	55,798	—		55,798

Total Appreciation in Other Financial Instruments	$5,516	$58,856	$—		$64,372

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(841)	$—		$(841)
Futures Contracts	(4,096)	—	—		(4,096)
Swaps	—	(37,081)	—		(37,081)

Total Depreciation in Other Financial Instruments	$(4,096)	$(37,922)	$—		$(42,018)

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$24	$—	$—		$24

Debt Securities
Asset-Backed Securities	—	303	9,580		9,883
Collateralized Mortgage Obligations
Agency CMO	—	5,446	1,419		6,865
Non-Agency CMO	—	9,438	628		10,066

Total Collateralized Mortgage Obligations	—	14,884	2,047		16,931

Commercial Mortgage-Backed Securities	—	12,865	—		12,865
Corporate Bonds
Consumer Discretionary	—	11,979	—		11,979
Consumer Staples	—	9,297	—		9,297
Energy	—	7,972	—		7,972
Financials	—	25,340	—	(c)	25,340
Health Care	—	6,027	—		6,027
Industrials	—	5,204	—		5,204
Information Technology	—	4,182	—		4,182
Materials	—	5,553	—		5,553
Telecommunication Services	—	7,431	—		7,431
Utilities	—	8,252	—		8,252

Total Corporate Bonds	—	91,237	—	(c)	91,237

Mortgage Pass-Through Securities	—	56,929	—		56,929
Supranational	—	3,029	—		3,029
U.S. Government Agency Securities	—	7,206	—		7,206
U.S. Treasury Obligations	—	7,822	—		7,822

Options Purchased
Call Option Purchased	1	—	—		1
Payer Options Purchased on Interest Rate Swaps	—	39	—		39
Put Option Purchased	3	—	—		3

Total Options Purchased	4	39	—		43

Short-Term Investments
Investment Company	37,910	—	—		37,910
U.S. Treasury Obligations	—	526	—		526

Total Investments in Securities	$37,938	$194,840	$11,627		$244,405

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(2,503)	$—		$(2,503)
Options Written
Put Options Written	(2)	—	—		(2)

Total Liabilities	$(2)	$(2,503)	$—		$(2,505)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10	$—		$10
Futures Contracts	68	—	—		68
Swaps	—	444	—		444

Total Appreciation in Other Financial Instruments	$68	$454	$—		$522

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3)	$—	$(3)
Futures Contracts	(51)	—	—	(51)
Swaps	—	(2,832)	—	(2,832)

Total Depreciation in Other Financial Instruments	$(51)	$(2,835)	$—	$(2,886)

(a)	Value is zero.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.
(c)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Corporate Bond Fund	Balance as of 03/01/2013*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Corporate Bonds — Industrials	$—	$—	$(264)	$(15)	$4,841	$(114)	$—	$—	$4,448

*	Commencement of operations.

Credit Opportunities Fund	Balance as of 02/28/13	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Common Stock — Materials	$52	$—		$—	(a)	$—		$—	$— (a)	$—	$—	$52
Corporate Bonds — Consumer Discretionary	67	—	(a)	—	(a)	—	(a)	—	(67)	—	—	—
Corporate Bonds — Financials	4	—		—		—		—	—	—	—	4
Corporate Bonds — Industrials	618	26		(34)		—	(a)	—	(610)	—	—	—	(b)
Corporate Bonds — Telecommunication Services	1,082	—		—		—		—	—	—	(1,082)	—

Total	$1,823	$26		$(34)		$—	(a)	$—	$(677)	$—	$(1,082)	$56

Emerging Markets Debt Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Foreign Government Securities	$7,547	$(498)	$(815)	$—	(a)	$1,876	$(3,491)	$—	$—	$4,619

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Multi-Sector Income Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$63,636	$—	$(1,409)	$188	$—	$(9,445)	$14,503	$—	$67,473
Collateralized Mortgage Obligations — Agency CMO	6,470	—	(87)	(177)	225	—	—	(5,557)	874
Collateralized Mortgage Obligations — Non-Agency CMO	5,373	—	143	13	2,644	(38)	—	—	8,135
Commercial Mortgage-Backed Securities	19,455	—	(567)	(2)	15,887	—	—	(15,128)	19,645
Corporate Bonds — Industrials	3,369	—	(700)	(3)	7,324	(47)	—	—	9,943

Total	$98,303	$—	$(2,620)	$19	$26,080	$(9,530)	$14,503	$(20,685)	$106,070

Strategic Income Opportunities Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/2013
Asset-Backed Securities	$124,521		$—	$(2,933)	$444	$38,113	$(16,609)	$34,257	$—	$177,839
Collateralized Mortgage Obligations — Agency CMO	269,182		(1,982)	(859)	(9,586)	16	(18,608)	24,996	(212,946)	50,213
Collateralized Mortgage Obligations — Non-Agency CMO	35,492		—	(535)	20	38,917	—	—	(3,190)	70,704
Commercial Mortgage-Backed Securities	16,222		—	155	54	—	(7,968)	—	—	8,463
Common Stocks — Consumer Discretionary	339		—	266	—	432	—	—	—	1,037
Common Stocks — Financials	725		—	98	—	—	—	—	—	823
Common Stocks — Industrials	491		—	(234)	—	—	—	—	—	257
Common Stocks — Information Technology	—	(b)	—	—	—	—	—	—	—	—	(b)
Common Stocks — Materials	16,422		—	80	—	—	(80)	—	—	16,422
Convertible Bonds — Consumer Discretionary	1,358		—	(1,358)	—	—	—	—	—	—	(b)
Convertible Bonds — Financials	1,453		—	2,077	—	145	—	—	—	3,675
Corporate Bonds — Consumer Discretionary	15,329		255	(1,626)	(203)	15,110	(14,723)	—	—	14,142
Corporate Bonds — Financials	1,201		—	(1)	—	—	—	—	—	1,200
Corporate Bonds — Industrials	71,033		294	(1,345)	254	5,114	(6,367)	—	(1,350)	67,633
Corporate Bonds — Materials	8,006		—	(86)	20	3,634	(3,545)	—	—	8,029
Corporate Bonds — Utilities	416		—	1	—	—	—	—	—	417
Loan Assignments — Consumer Discretionary	5,666		4,097	(3,957)	6	—	(4,097)	—	—	1,715
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	—	—	—	—	(b)
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements — Commercial Loans	205,872		—	247	208	42,618	(1,679)	—	—	247,266
Private Placements — Residential Loans	97,500		—	—	—	65,000	(30,488)	—	—	132,012
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	—	—	—	—	—	—	—	(b)

	$871,228		$2,664	$(10,014)	$(8,733)	$209,099	$(104,164)	$59,253	$(217,486)	$801,847

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Total Return Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$7,086		$—	$(111)	$32	$18	$(766)	$3,321	$—	$9,580
Collateralized Mortgage Obligations — Agency CMO	2,067		(26)	(236)	(90)	—	(74)	1,693	(1,915)	1,419
Collateralized Mortgage Obligations — Non-Agency CMO	658		—	(1)	1	—	(30)	—	—	628
Corporate Bonds — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$9,811		$(26)	$(348)	$(57)	$18	$(870)	$5,014	$(1,915)	$11,627

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2013, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Corporate Bond Fund	$(264)
Credit Opportunities Fund	(19)
Emerging Markets Debt Fund	(964)
Multi-Sector Income Fund	(2,622)
Strategic Income Opportunities Fund	(13,977)
Total Return Fund	(379)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Multi-Sector Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$96,128	Discounted Cash Flow	Constant Prepayment Rate	0% - 21.26%(2.35%)
			Constant Default Rate	0% - 15.00%(4.83%)
			PSA Prepayment Model	305.00% - 370.00%(335.98%)
			Yield (Discount Rate of Cash Flows)	(0.03%) - 5.21%(0.22%)

Asset-Backed Securities	96,128
Total	$96,128

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $9,942,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 8/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16,422		Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.80x (5.00x)
				Discount for lack of marketability (b)	10% - 30%(10.00%)
	432		Issuance Price	Percent of Par	100% (N/A)
	257		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	605		Consensus Broker Pricing	Median Offered quote	$6.50 (N/A)

Common Stock	17,716
	0		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.4x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0
	5,276		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.36x)
				Discount for lack of marketability (b)	22.50% - 25.00%(24.23%)
	0		Terms of Plan of Reorganization	Probability of Default	100% (N/A)

Corporate Bond	5,276
	660,570		Discounted Cash Flow	Constant Prepayment Rate	0% - 9.00%(0.78%)
				Constant Default Rate	0% - 17.00%(1.65%)
				PSA Prepayment Model	178.00% - 1,085.00%(326.20%)
				Yield (Discount Rate of Cash Flows)	(10.23) - 75.41%(2.01%)

Asset-Backed Securities	660,570
Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$683,562

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $118,285,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$11,627	Discounted Cash Flow	Constant Prepayment Rate	0% - 8.00%(2.38%)
			Constant Default Rate	0% - 16.00%(1.27%)
			PSA Prepayment Model	214.00% - 395.00%(368.32%)
			Yield (Discount Rate of Cash Flows)	(10.23%) - 23.64%(4.43%)

Asset-Backed Securities	11,627
Total	$11,627

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was less than $1,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value		Percentage
Credit Opportunities Fund	$52		0.1%
Emerging Markets Debt Fund	4,619		0.7
Strategic Income Opportunities Fund	472,658		2.3
Total Return Fund	—	(a)	—	(b)

(a)	Amount rounds to less than $1,000.
(b)	Amount rounds to less than 0.1%

C. Loan Assignments — The Credit Opportunities Fund, Multi-Sector Income Fund and Strategic Income Opportunities Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment, the Funds have direct rights against the borrower on a loan provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — The Credit Opportunities Fund, Multi-Sector Income Fund and Strategic Income Opportunities Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

receive an ongoing commitment fee based on the undrawn portion of the underlying of loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2013, the Strategic Income Opportunities Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
						Amount	Value
Altice Financing S.A.	Term Loan	07/02/19	0.000%	5.500%	$659	$619	$644

E. Derivatives — The Funds use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements gives the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — The Emerging Markets Debt Fund, Strategic Income Opportunities Fund and Total Return Fund purchase and sell (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Funds for options written are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Transactions in options written during the six months ended August 31, 2013 were as follows (amounts in thousands, except number of contracts):

	Options
	Number of Contracts	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 28, 2013	—	$—
Options written	379	138
Options expired	—	—
Options terminated in closing purchase transactions	—	—

Options outstanding at August 31, 2013	379	$138

	Options
	Number of Contracts	Premiums Received
Total Return Fund
Options outstanding at February 28, 2013	—	$—
Options written	5	2
Options expired	—	—
Options terminated in closing purchase transactions	—	—

Options outstanding at August 31, 2013	5	$2

(2). Futures Contracts — The Corporate Bond Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation (depreciation) in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(3). Forward Foreign Currency Exchange Contracts — The Corporate Bond Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(4). Swaps — The Credit Opportunities Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted except for amounts posted to Bank of America, which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.G.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of August 31, 2013 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Credit Opportunities Fund	Collateral Posted	Deutsche Bank AG, New York	$(38)	$80
Multi-Sector Income Fund	Collateral Posted	Barclays Bank plc	(418)	520
	Collateral Received	Credit Suisse International	1,704	(1,979)
		Deutsche Bank AG, New York	1,454	(1,340)
Strategic Income Opportunities Fund	Collateral Posted	Bank of America	(3,104)	3,290
		Barclays Bank plc	(4,165)	4,640
		BNP Paribas	(1,551)	1,500
		Citibank, N.A.	(3,614)	3,920
		Morgan Stanley Capital Services	(12,272)	1,002
	Collateral Received	Credit Suisse International	3,656	(3,340)
		Deutsche Bank AG, New York	7,671	(7,410)
		Morgan Stanley Capital Services	11,574	(1,494)
		Royal Bank of Scotland	2,058	(1,770)
		Union Bank of Switzerland AG	1,074	(1,010)
Total Return Fund	Collateral Posted	Barclays Bank plc	(43)	360

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

Credit Default Swaps

The Credit Opportunities Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Strategic Income Opportunities Fund and Total Return Fund use return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Strategic Income Opportunities Fund and Total Return Fund enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

The Real Return Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$185	$—	$185
Foreign exchange contracts	Receivables	—	4	4

Total		$185	$4	$189

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Credit Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Credit contracts	Receivables	$26

Gross Liabilities:
Credit contracts	Payables	$(71)

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$52	$—	$—	$52
Foreign exchange contracts	Receivables	—	4,284	—	4,284

Total		$52	$4,284	$—	$4,336

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(2)	$—	$—	$(2)
Foreign exchange contracts	Payables	—	(4,007)	—	(4,007)
Credit contracts	Payables	—	—	(20)	(20)

Total		$(2)	$(4,007)	$(20)	$(4,029)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
BNP Paribas	$647		$(647)	$—	$—
Citibank, N.A.	126		(20)	—	106
Credit Suisse International	4		(4)	—	—
Deutsche Bank AG	498		(498)	—	—
HSBC Bank, N.A.	870		(396)	—	474
Societe Generale	133		—	—	133
State Street Bank & Trust	229		—	—	229
Union Bank of Switzerland	1,666		(621)	—	1,045
Westpac Banking Corp.	111		(111)	—	—
Exchange Traded Futures & Options Contracts (b)	52	(c)	—	—	52

Total	$4,336		$(2,297)	$—	$2,039

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$147		$—	$—	$147
BNP Paribas	1,103		(647)	—	456
Citibank, N.A.	20		(20)	—	—
Credit Suisse International	630		(4)	—	626
Deutsche Bank AG	607		(498)	—	109
Goldman Sachs International	127		—	—	127
HSBC Bank, N.A.	396		(396)	—	—
Union Bank of Switzerland	621		(621)	—	—
Westpac Banking Corp.	376		(111)	—	265
Exchange Traded Futures & Options Contracts (b)	2	(c)	—	—	2

Total	$4,029		$(2,297)	$—	$1,732

(a)	For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Multi-Sector Income Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,768	$—	$—	$—	$2,768
Foreign exchange contracts	Receivables	—	405	—	—	405
Credit contracts	Receivables	—	—	49	3,206	3,255

Total		$2,768	$405	$49	$3,206	$6,428

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(138)	$—	$—	$—	$(138)
Foreign exchange contracts	Payables	—	(5,706)	—	—	(5,706)
Credit contracts	Payables	—	—	—	(466)	(466)

Total		$(138)	$(5,706)	$—	$(466)	$(6,310)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following table presents the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Multi-Sector Income Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$100		$(100)	$—		$—
BNP Paribas	129		(129)	—		—
Citibank, N.A.	19		(19)	—		—
Credit Suisse International	1,716		(2)	(1,714	)(e)	—
Deutsche Bank AG	1,502		(48)	(1,340	)(e)	114
Morgan Stanley Capital Services	84		—	—		84
Royal Bank of Scotland	33		(33)	—		—
State Street Corp.	27		—	—		27
TD Bank Financial Group	—	(f)	—	—		—	(f)
Westpac Banking Corp.	1		—	—		1
Centrally Cleared Swaps (b)	49	(c)	—	—		49
Exchange Traded Futures & Options Contracts (b)	2,768	(d)	—	—		2,768

Total	$6,428		$(331)	$(3,054)		$3,043

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$454		$(100)	$(354	)(e)	$—
BNP Paribas	1,164		(129)	—		1,035
Citibank, N.A.	35		(19)	—		16
Credit Suisse International	2		(2)	—		—
Deutsche Bank AG	48		(48)	—		—
Goldman Sachs International	4,386		—	—		4,386
Royal Bank of Scotland	69		(33)	—		36
Societe Generale	14		—	—		14
Exchange Traded Futures & Options Contracts (b)	138	(d)	—	—		138

Total	$6,310		$(331)	$(354)		$5,625

(a)	For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or pledged.
(f)	Amount rounds to less than $1,000.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Real Return Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$4	$—	$—	$4
Foreign exchange contracts	Receivables	—	16	—	16

Total		$4	$16	$—	$20

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1)	$—	$(4)	$(5)
Foreign exchange contracts	Payables	—	(3)	—	(3)

Total		$(1)	$(3)	$(4)	$(8)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$6,252	$5,516	$—	$592	$6,951	$19,311
Foreign exchange contracts	Receivables	—	—	3,058	—	—	3,058
Credit contracts	Receivables	—	—	—	—	57,593	57,593

Total		$6,252	$5,516	$3,058	$592	$64,544	$79,962

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(142)	$(4,096)	$—	$(1,040)	$(685)	$(5,963)
Foreign exchange contracts	Payables	—	—	(841)	—	—	(841)
Credit contracts	Payables	—	—	—	(2,205)	(68,173)	(70,378)
Equity contracts	Payables	(6)	—	—	—	—	(6)

Total		$(148)	$(4,096)	$(841)	$(3,245)	$(68,858)	$(77,188)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following table presents the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Bank of America	$3,681		$(3,681)	$—		$—
Barclays Bank plc	23,246		(23,246)	—		—
BNP Paribas	1,508		(1,508)	—		—
Citibank, N.A.	11,952		(11,952)	—		—
Credit Suisse International	5,171		(1,515)	(3,340	)(e)	316
Deutsche Bank AG	9,220		(1,491)	(7,410	)(e)	319
Goldman Sachs International	624		—	—		624
Morgan Stanley Capital Services	11,574		(11,574)	—		—
Royal Bank of Scotland	2,501		(82)	(1,770	)(e)	649
TD Bank Financial Group	1,020		—	—		1,020
Union Bank of Switzerland	2,626		(1,093)	(1,010	)(e)	523
Westpac Banking Corp.	120		—	—		120
Centrally Cleared Swaps (b)	592	(c)	—	—		592
Exchange Traded Futures & Options Contracts (b)	6,127	(d)	—	—		6,127

Total	$79,962		$(56,142)	$(13,530)		$10,290

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
Bank of America	$6,785		$(3,681)	$(3,104	)(e)	$—
Barclays Bank plc	27,411		(23,246)	(4,165	)(e)	—
BNP Paribas	3,059		(1,508)	(1,500	)(e)	51
Citibank, N.A.	15,991		(11,952)	(3,920	)(e)	119
Credit Suisse International	1,515		(1,515)	—		—
Deutsche Bank AG	1,491		(1,491)	—		—
Morgan Stanley Capital Services	12,272		(11,574)	(492	)(e)	206
Royal Bank of Scotland	82		(82)	—		—
Union Bank of Switzerland	1,093		(1,093)	—		—
Centrally Cleared Swaps (b)	3,245	(c)	—	—		3,245
Exchange Traded Futures & Options Contracts (b)	4,244	(d)	—	—		4,244

Total	$77,188		$(56,142)	$(13,181)		$7,865

(a)	For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or pledged.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The following table presents the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$43	$68	$—	$7	$58	$176
Foreign exchange contracts	Receivables	—	—	10	—	—	10
Credit contracts	Receivables	—	—	—	—	896	896

Total		$43	$68	$10	$7	$954	$1,082

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(2)	$(51)	$—	$(5)	$(12)	$(70)
Foreign exchange contracts	Payables	—	—	(3)	—	—	(3)
Credit contracts	Payables	—	—	—	(11)	(719)	(730)

Total		$(2)	$(51)	$(3)	$(16)	$(731)	$(803)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Bank of America	$13		$(13)	$—	$—
Barclays Bank plc	299		(299)	—	—
BNP Paribas	13		(13)	—	—
Citibank, N.A	203		(135)	—	68
Credit Suisse International	90		(16)	—	74
Deutsche Bank AG	52		(10)	—	42
Morgan Stanley Capital Services	183		(156)	—	27
Royal Bank of Scotland	135		(3)	—	132
Union Bank of Switzerland	15		(9)	—	6
Centrally Cleared Swaps (b)	7	(c)	—	—	7
Exchange Traded Futures & Options Contracts (b)	72	(d)	—	—	72

Total	$1,082		$(654)	$—	$428

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
Bank of America	$45		$(13)	$—		$32
Barclays Bank plc	342		(299)	(43	) (e)	—
BNP Paribas	18		(13)	—		5
Citibank, N.A	135		(135)	—		—
Credit Suisse International	16		(16)	—		—
Deutsche Bank AG	10		(10)	—		—
Morgan Stanley Capital Services	156		(156)	—		—
Royal Bank of Scotland	3		(3)	—		—
Union Bank of Switzerland	9		(9)	—		—
Centrally Cleared Swaps (b)	16	(c)	—	—		16
Exchange Traded Futures & Options Contracts (b)	53	(d)	—	—		53

Total	$803		$(654)	$(43)		$106

(a)	For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or pledged.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2013, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$1,376	$—	$—	$1,376
Foreign exchange contracts	—	(124)	—	(124)
Credit contracts	—	—	13	13

Total	$1,376	$(124)	$13	$1,265

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$185	$—	$185
Foreign exchange contracts	—	4	4

Total	$185	$4	$189

Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$(9)
Credit contracts	252

Total	$243

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps
Credit contracts	$(196)

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$1,197	$—	$—	$1,197
Foreign exchange contracts	(48)	—	1,738	—	1,690
Credit contracts	—	—	—	(9)	(9)

Total	$(48)	$1,197	$1,738	$(9)	$2,878

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract		Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts		$(158)	$—	$—	$(158)
Foreign exchange contracts		—	(537)	—	(537)
Credit contracts		—	—	9	9

Total		$(158)	$(537)	$9	$(686)

Multi-Sector Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$4,933	$—	$—	$4,933
Foreign exchange contracts	—	3,126	—	3,126
Credit contracts	—	—	3,727	3,727

Total	$4,933	$3,126	$3,727	$11,786

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$5,885	$—	$—	$5,885
Foreign exchange contracts	—	(8,407)	—	(8,407)
Credit contracts	—	—	679	679

Total	$5,885	$(8,407)	$679	$(1,843)

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$479	$—	$(523)	$(44)
Foreign exchange contracts	—	(121)	—	(121)

Total	$479	$(121)	$(523)	$(165)

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$17	$—	$(4)	$13
Foreign exchange contracts	—	4	—	4

Total	$17	$4	$(4)	$17

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(102)	$25,654	$—	$7,006	$32,558
Foreign exchange contracts	—	—	7,547	—	7,547
Credit contracts	—	—	—	17,645	17,645
Equity contracts	(24)	—	—	—	(24)

Total	$(126)	$25,654	$7,547	$24,651	$57,726

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$2,914	$7,175	$—	$7,109	$17,198
Foreign exchange contracts	—	—	(5,409)	—	(5,409)
Credit contracts	—	—	—	(19,927)	(19,927)
Equity contracts	5	—	—	—	5

Total	$2,919	$7,175	$(5,409)	$(12,818)	$(8,133)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2)	$265	$—	$52	$315
Foreign exchange contracts	—	—	(1)	—	(1)
Credit contracts	—	—	—	615	615

Total	$(2)	$265	$(1)	$667	$929

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$20	$28	$—	$74	$122
Foreign exchange contracts	—	—	3	—	3
Credit contracts	—	—	—	(610)	(610)

Total	$20	$28	$3	$(536)	$(485)

The Funds’ derivatives contracts held at August 31, 2013 are not accounted for as hedging instruments under GAAP.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the six months ended August 31, 2013 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund		Credit Opportunities Fund	Emerging Markets Debt Fund		Multi-Sector Income Fund		Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
Futures Contracts:
Average Notional Balance Long	$57,271		$—	$28,481		$70,563	(c)	$1,759	(d)	$371,285		$9,810
Average Notional Balance Short	59,176		—	29,751		623,225		11,605		3,421,585		47,608
Ending Notional Balance Long	67,608		—	32,625		—		—		1,460,141		7,122
Ending Notional Balance Short	64,677		—	24,483		633,154		9,057		4,209,616		52,409

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,450	(c)	—	149,338		142,057		1,802		94,771		774
Average Settlement Value Sold	4,567		—	165,565		362,316		6,550		374,899		1,166
Ending Value Purchased	—		—	196,952		40,932		482		52,921		398
Ending Value Sold	734		—	208,321		273,101		8,008		349,498		839

Exchange-Traded Options:
Average Number of Contracts Purchased	—		—	—		—		—		1,172		8
Average Number of Contracts Written	—		—	—		—		—		379	(e)	5	(e)
Ending Number of Contracts Purchased	—		—	—		—		—		2,448		18
Ending Number of Contracts Written	—		—	—		—		—		379		5

Swaptions & OTC Options:
Average Notional Balance Purchased	—		—	6,869	(b)	—		—		98,372		766
Average Notional Balance Written	—		—	—		—		—		—		—
Ending Notional Balance Purchased	—		—	—		—		—		100,343		703
Ending Notional Balance Written	—		—	—		—		—		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—		4,771	790		9,780		—		1,954,991		17,059
Average Notional Balance — Sell Protection	500	(a)	3,653	—		82,714		—		1,172,998		11,146
Ending Notional Balance — Buy Protection	—		4,500	790		9,780		—		1,756,410		13,965
Ending Notional Balance — Sell Protection	—		1,460	—		50,000		—		733,745		5,950

Return Swaps:
Average Notional Balance — Pays Fixed rate	—		—	—		—		—		766,671		11,014
Average Notional Balance — Receives Fixed rate	—		—	—		—		—		89,722	(f)	677	(f)
Ending Notional Balance — Pays Fixed Rate	—		—	—		—		—		774,813		9,048
Ending Notional Balance — Receives Fixed Rate	—		—	—		—		—		—		—

Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed rate	—		—	—		—		10,117		353,894		2,972
Average Notional Balance — Receives Fixed rate	—		—	—		—		—		55,491		437
Ending Notional Balance — Pays Fixed Rate	—		—	—		—		11,000		379,393		3,136
Ending Notional Balance — Receives Fixed Rate	—		—	—		—		—		80,465		454

(a)	For the period March 1, 2013 through May 31, 2013.
(b)	For the period July 1, 2013 through July 31, 2013.
(c)	For the period March 1, 2013 through July 31, 2013.
(d)	For the period March 1, 2013 through June 30, 2013.
(e)	For the period August 1, 2013 through August 31, 2013.
(f)	For the period May 1, 2013 through June 30, 2013.

F. Offering and Organization Costs — Total offering costs of approximately $84,000 paid in connection with the offering of shares of the Corporate Bond Fund were amortized on a straight line basis over 12 months from the date the Corporate Bond Fund commenced operations. Costs paid in connection with the organization of the Corporate Bond Fund, if any, were recorded as an expense at the time it commenced operations.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

H. When Issued Securities and Forward Commitments — The Funds may purchase when issued, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund had TBA purchase commitments outstanding as of August 31, 2013, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. Strategic Income Opportunities Fund and Total Return Fund had TBA short commitments outstanding as of August 31, 2013, which are included as a receivable for Investment securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Credit Opportunities Fund	0.40
Emerging Markets Debt Fund	0.70
Multi-Sector Income Fund	0.45
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Credit Opportunities Fund	0.25	0.75	0.50%
Emerging Markets Debt Fund	0.25	0.75	n/a
Multi-Sector Income Fund	0.25	0.75	0.50
Real Return Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Emerging Markets Debt Fund	$21		$1
Multi-Sector Income Fund	—	(a)	—
Real Return Fund	2		—	(a)
Strategic Income Opportunities Fund	343		14
Total Return Fund	5		—	(a)

(a)	Amount rounds to less than $1,000.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	n/a	0.25%
Credit Opportunities Fund	0.25	0.25	0.25%	0.05%	n/a	0.25
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05	n/a	0.25
Multi-Sector Income Fund	0.25	0.25	0.25	0.05	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	n/a	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest income, if any, earned on cash balances at the custodian, is included in Interest income from affiliates in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	n/a	0.50%
Credit Opportunities Fund	0.75	1.40	1.15%	0.50%	0.45	n/a	0.65
Emerging Markets Debt Fund	1.25	1.75	n/a	0.80	0.75	n/a	1.00
Multi-Sector Income Fund	1.00	1.50	1.25	0.55	0.50	n/a	0.75
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund	0.75	1.40	n/a	0.55	n/a	n/a	0.65

The expense limitation agreements were in effect for the six months ended August 31, 2013 for the Funds. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Corporate Bond Fund	$48	$69	$23	$140	$1
Credit Opportunities Fund	117	46	28	191	—
Emerging Markets Debt Fund	127	270	—	397	—
Multi-Sector Income Fund	—	570	—	570	—
Real Return Fund	12	62	112	186	—
Strategic Income Opportunities Fund	—	3,297	4,277	7,574	—
Total Return Fund	—	38	130	168	—

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

Corporate Bond Fund	$21
Credit Opportunities Fund	12
Emerging Markets Debt Fund	25
Multi-Sector Income Fund	216
Real Return Fund	3
Strategic Income Opportunities Fund	7,989
Total Return Fund	62

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$475,683	$99,620	$47,990	$44,967
Credit Opportunities Fund	18,625	88,313	—	5,590
Emerging Markets Debt Fund	360,901	291,642	—	—
Multi-Sector Income Fund	1,050,620	815,271	—	—
Real Return Fund	13,938	10,602	40,510	86,666
Strategic Income Opportunities Fund	7,149,945	6,188,632	462,118	723,586
Total Return Fund	470,985	495,651	4,898	6,589

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$396,562	$142	$16,485	$(16,343)
Credit Opportunities Fund	59,761	393	456	(63)
Emerging Markets Debt Fund	660,756	6,607	43,800	(37,193)
Multi-Sector Income Fund	1,796,143	22,982	30,352	(7,370)
Real Return Fund	125,416	5,893	2,886	3,007
Strategic Income Opportunities Fund	19,943,410	379,780	191,506	188,274
Total Return Fund	238,927	10,842	5,364	5,478

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Multi-Sector Income Fund	$12,339	$4,281
Strategic Income Opportunities Fund	158,454	12,692

At February 28, 2013, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2018	Total
Emerging Markets Debt Fund	$29,136	$29,136

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013. Average borrowings from the Facility for, or at any time during, the six months ended August 31, 2013, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Emerging Markets Debt Fund	$35,542	2	$1

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Corporate Bond Fund, Credit Opportunities Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund.

In addition, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Corporate Bond Fund	—%	90.8%
Credit Opportunities Fund	99.1	—
Emerging Markets Debt Fund	—	47.9
Real Return Fund	—	46.4

Additionally, Real Return Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Total Return Fund’s investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic instability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Markets Debt Fund’s ability to repatriate such amounts.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	181

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual**	$1,000.00	$959.00	$3.55	0.73%
Hypothetical*	1,000.00	1,021.41	3.70	0.73
Class C
Actual**	1,000.00	956.50	6.02	1.24
Hypothetical*	1,000.00	1,018.85	6.28	1.24
Class R6
Actual**	1,000.00	960.30	1.90	0.39
Hypothetical*	1,000.00	1,023.11	1.98	0.39
Select Class
Actual**	1,000.00	959.80	2.38	0.49
Hypothetical*	1,000.00	1,022.61	2.48	0.49

Credit Opportunities Fund
Class A
Actual*	1,000.00	977.40	3.64	0.73
Hypothetical*	1,000.00	1,021.53	3.72	0.73
Class C
Actual*	1,000.00	974.90	6.87	1.38
Hypothetical*	1,000.00	1,018.25	7.02	1.38
Class R2
Actual*	1,000.00	976.20	5.63	1.13
Hypothetical*	1,000.00	1,019.51	5.75	1.13
Class R5
Actual*	1,000.00	979.30	2.39	0.48
Hypothetical*	1,000.00	1,022.79	2.45	0.48
Class R6
Actual*	1,000.00	979.40	2.15	0.43
Hypothetical*	1,000.00	1,023.04	2.19	0.43

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Credit Opportunities Fund (continued)
Select Class
Actual*	$1,000.00	$978.50	$3.14	0.63%
Hypothetical*	1,000.00	1,022.03	3.21	0.63

Emerging Markets Debt Fund
Class A
Actual*	1,000.00	908.10	5.96	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	905.60	8.36	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class R5
Actual*	1,000.00	910.30	3.80	0.79
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual*	1,000.00	909.50	3.56	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	908.20	4.76	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99

Multi-Sector Income Fund
Class A
Actual*	1,000.00	999.10	4.79	0.95
Hypothetical*	1,000.00	1,020.42	4.84	0.95
Class C
Actual*	1,000.00	995.80	7.39	1.47
Hypothetical*	1,000.00	1,017.80	7.48	1.47
Class R2
Actual*	1,000.00	997.00	6.14	1.22
Hypothetical*	1,000.00	1,019.06	6.21	1.22
Class R5
Actual*	1,000.00	1,001.30	2.67	0.53
Hypothetical*	1,000.00	1,022.53	2.70	0.53
Class R6
Actual*	1,000.00	1,000.30	2.42	0.48
Hypothetical*	1,000.00	1,022.79	2.45	0.48
Select Class
Actual*	1,000.00	999.20	3.63	0.72
Hypothetical*	1,000.00	1,021.58	3.67	0.72

Real Return Fund
Class A
Actual*	1,000.00	921.50	3.63	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	918.20	6.77	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Institutional Class
Actual*	1,000.00	921.90	2.42	0.50
Hypothetical*	1,000.00	1,022.68	2.55	0.50
Select Class
Actual*	1,000.00	922.90	2.91	0.60
Hypothetical*	1,000.00	1,022.18	3.06	0.60

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SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Strategic Income Opportunities Fund
Class A
Actual*	$1,000.00	$1,005.20	$4.60	0.91%
Hypothetical*	1,000.00	1,020.62	4.63	0.91
Class C
Actual*	1,000.00	1,002.90	7.12	1.41
Hypothetical*	1,000.00	1,018.10	7.17	1.41
Class R5
Actual*	1,000.00	1,008.10	2.33	0.46
Hypothetical*	1,000.00	1,022.89	2.35	0.46
Select Class
Actual*	1,000.00	1,007.20	3.34	0.66
Hypothetical*	1,000.00	1,021.88	3.36	0.66

Total Return Fund
Class A
Actual*	1,000.00	979.70	3.49	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Class C
Actual*	1,000.00	976.50	6.73	1.35
Hypothetical*	1,000.00	1,018.40	6.87	1.35
Class R5
Actual*	1,000.00	981.50	2.50	0.50
Hypothetical*	1,000.00	1,022.68	2.55	0.50
Select Class
Actual*	1,000.00	980.00	2.99	0.60
Hypothetical*	1,000.00	1,022.18	3.06	0.60

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual period). Commencement of operations was March 1, 2013.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds other than the JPMorgan Corporate Bond Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of Funds in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The

Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis prepared by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

At their meeting on August 21, 2013, the Trustees approved liquidation of the Credit Opportunities Fund on or about September 30, 2013 and considered the renewal of the Investment Advisory Agreement for the period prior to the liquidation of the Fund. The Trustees noted that the Credit Opportunities Fund’s performance was in the second quintile for both Class A and Select Class shares for the one-year period ended December 31, 2012 and that the independent consultant indicated that the Fund had met its risk objective, but had underperformed its investment return objective. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors including the planned liquidation of the Fund, concluded that the performance was reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s performance was in the first, second and fifth quintiles for Class A shares and in the first, first and fifth quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Multi-Sector Income Fund’s performance was in the fifth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Real Return Fund’s performance was in the third, third, and fourth quintiles for Class A shares and in the third, second and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was needs enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Strategic Income Opportunities Fund’s performance was in the second quintile for Class A shares for both the one- and three-year periods ending December 31, 2012, and in the first and second quintiles for Select Class shares for the one- and three-year periods ended December 31, 2012, and that the independent consultant indicated that the Fund was meeting its objectives. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Total Return Fund’s performance was in the second and first quintiles for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Credit Opportunities Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, including the planned liquidation of the Fund, in light of this information, the Trustees concluded that the advisory fee was reasonable.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for both Class A and Select Class shares were in the fourth quintile, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Multi-Sector Income Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively and that the actual total expenses for both Class A and Select Class shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for the Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the first quintile of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Total Return Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

JPMorgan Corporate Bond Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2012 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates

(“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Corporate Bond Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approvals. The Trustees also discussed the proposed approvals in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with these approval items, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor has indicated that it does not intend to use third-party soft dollar arrangements with respect to securities transactions it executes for this type of Fund.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	189

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 will be provided under separate cover.

Qualified Interest Income (QII) and Short Term Gains

For the fiscal year ended February 28, 2013, the Funds designate the following amounts or maximum allowable amounts of ordinary distributions paid during the Funds’ fiscal year from qualified interest income and short-term capital gain (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Total Return Fund	$7,419	$1,837

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-INC-813

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2013 (Unaudited)

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 8/31/13	$1.5 Billion
Weighted Average Maturity^	28 days
Weighted Average Life^^	28 days

MATURITY SCHEDULE**^
1 day	1.0%
2–7 days	83.7
8–30 days	2.4
31–60 days	3.3
61–90 days	1.0
91–180 days	2.4
181+ days	6.2

7-DAY SEC YIELD AS OF 8/31/13 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.97)%, (0.52)% and (0.97)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/13	$142.4 Million
Weighted Average Maturity^.	19 days
Weighted Average Life^^	19 days

MATURITY SCHEDULE**^
1 day	19.9%
2–7 days	72.5
91–180 days	3.0
181+ days	4.6

7-DAY SEC YIELD AS OF 8/31/13 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.55)%, (0.40)% and (0.65)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 8/31/13	$1.4 Billion
Weighted Average Maturity^	33 days
Weighted Average Life^^	33 days

MATURITY SCHEDULE**^
1 day	2.0%
2–7 days	87.1
31–60 days	0.4
91–180 days	1.1
181+ days	9.4

7-DAY SEC YIELD AS OF 8/31/13 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.95)%, (0.50)%, (0.60)% and (0.95)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 8/31/13	$55.1 Million
Weighted Average Maturity^	26 days
Weighted Average Life^^	26 days

MATURITY SCHEDULE**^
1 day	18.2%
2–7 days	67.8
8–30 days	2.0
31–60 days	6.1
181+ days	5.9

7-DAY SEC YIELD AS OF 8/31/13 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.64)%, (0.49)%, (0.74)% and (1.09)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 8.8% (n)
	California — 8.8%
	California Statewide Communities Development Authority,
15,000	0.200%, 11/07/13	15,000
20,000	0.210%, 12/05/13	20,000
7,000	0.210%, 12/10/13 (m)	7,000
10,000	Contra Costa Water District, 0.160%, 09/10/13	10,000
23,000	East Bay Municipal Utility District, Water System, Series E, 0.110%, 10/03/13	23,000
5,300	Los Angeles County Capital Asset Leasing Corp., Series C, 0.090%, 09/17/13	5,300
29,100	San Diego County Water Authority, 0.090%, 09/05/13	29,100
9,515	San Gabriel Valley Council of Governments, 0.190%, 09/20/13	9,515
10,300	Woodland Finance Authority, 0.120%, 09/10/13	10,300

	Total Commercial Paper (Cost $129,215)	129,215

Daily Demand Notes — 1.0%
	California — 1.0%
700	California Municipal Finance Authority, Chevron USA, Inc., Series A, Rev., VRDO, 0.040%, 09/03/13	700
2,130	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.060%, 09/03/13	2,130
11,475	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	11,475

	Total Daily Demand Notes (Cost $14,305)	14,305

Municipal Bonds — 8.6%
	California — 8.6%
13,085	California Education Notes Program, Series A, Rev., 1.000%, 06/30/14	13,171
20,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series C, Rev., VRDO, 0.140%, 03/28/14 (i)	20,000
10,000	City of Torrance, Rev., TRAN, 2.000%, 07/15/14	10,156
3,600	Corona-Norco Unified School District, Rev., TRAN, 2.000%, 12/31/13	3,621
10,000	County of San Mateo, Sequoia Union High School District, 1.500%, 07/02/14	10,109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
9,000	El Dorado, Nevada, Placer & Sacramento Counties, Sierra Joint Community College District, Rev., TRAN, 1.500%, 07/08/14	9,097
18,930	Kern County Board of Education, Series A, Rev., TRAN, 1.000%, 10/01/13	18,941
5,000	Los Angeles County Schools Pooled Financing Program, Series D, Rev., TRAN, 1.500%, 01/31/14	5,026
6,410	Moreno Valley Unified School District, Rev., TRAN, 2.000%, 10/01/13	6,418
5,000	Santa Clara County, Los Altos School District, Rev., TRAN, 1.500%, 06/30/14	5,054
24,090	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	24,434

	Total Municipal Bonds (Cost $126,028)	126,027

Weekly Demand Notes — 73.6%
	California — 73.6%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,500
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/09/13	1,900
4,000	Alameda County, City of Fremont Public Financing Authority, Series B, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/09/13	4,000
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.080%, 09/09/13	200
	Anaheim Public Financing Authority,
19,030	Series ROCS-RR-II-R-11407, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.100%, 09/09/13 (e)	19,030
20,000	Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/09/13 (e)	20,000
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
8,140	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 09/09/13 (e)	8,140

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 09/09/13 (e)	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 09/09/13 (e)	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	11,259
17,000	Bay Area Toll Authority, Toll Bridge, California Bay Area, Rev., VRDO, LOC: Union Bank N.A., 0.060%, 09/09/13	17,000
6,950	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.060%, 09/09/13	6,950
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 09/09/13 (e)	4,580
4,700	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.090%, 09/09/13	4,700
3,000	California Educational Facilities Authority, Series 3346, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	3,000
7,330	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.030%, 09/09/13	7,330
	California Health Facilities Financing Authority,
3,195	Rev., VRDO, 0.050%, 09/09/13	3,195
15,000	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 09/09/13	15,000
10,000	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	10,000
4,000	California Health Facilities Financing Authority, Children’s Hospital of Orange County, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	4,000
23,845	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.050%, 09/09/13	23,845
9,815	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.040%, 09/09/13	9,815
8,650	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/09/13	8,650
8,300	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.060%, 09/09/13	8,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
7,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/09/13 (e)	7,950
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	4,620
9,125	California Infrastructure & Economic Development Bank, Buck Institute for Age Research, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	9,125
2,540	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.130%, 09/09/13	2,540
4,325	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/09/13	4,325
500	California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	500
5,250	California Infrastructure & Economic Development Bank, Prinsco Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	5,250
9,695	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	9,695
1,900	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 09/09/13	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR, FSA, LIQ: Citibank N.A., 0.110%, 09/09/13 (e)	6,225
	California Statewide Communities Development Authority,
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	26,430
1,400	Series J, Rev., VRDO, 0.050%, 09/09/13	1,400
5,700	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.040%, 09/09/13	5,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
705	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.140%, 09/09/13	705
6,235	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,235
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	2,700
3,110	California Statewide Communities Development Authority, Multi-Family Housing, Horizons Indio, Series F, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/09/13	3,110
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	11,200
13,315	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.070%, 09/09/13	13,315
8,660	California Statewide Communities Development Authority, Penny Lane Center Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	8,660
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,100
17,265	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of CA N.A., 0.060%, 09/09/13	17,265
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	3,950
16,105	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	16,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
400	City of Loma Linda, Loma Linda University Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	400
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	9,545
9,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.080%, 09/09/13	9,185
4,800	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.050%, 09/09/13	4,800
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	3,025
4,200	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,200
	City of Palo Alto,
3,120	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.090%, 09/09/13 (e)	3,120
3,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	3,160
31,550	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.080%, 09/09/13	31,550
	City of Riverside, Electric Revenue,
7,600	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	7,600
5,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	5,000
2,510	City of Santa Clara, Electric Revenue, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/09/13	2,510
9,000	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	9,000
300	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	300
695	County of Contra Costa, City of Richmond, Wastewater System, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.080%, 09/09/13	695
5,360	County of San Mateo, Sequoia Union High School District, Series 2160, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.210%, 09/09/13	5,360
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	7,805

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/09/13	8,425
8,330	Series DB-324, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	8,330
8,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	8,860
26,415	Series DB-422, Rev., VRDO, FSA, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	26,415
12,520	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13 (e)	12,520
8,960	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	8,960
17,420	Series DB-466, GO, VRDO, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	17,420
5,070	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	5,070
9,013	Series DB-648, GO, VRDO, FSA , NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	9,013
8,340	Series DB-1035, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	8,340
10,605	Series DB-1114, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	10,605
7,195	Series DB-1176X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	7,195
17,360	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	17,360
3,000	East Bay Municipal Utility District, Alameda & Contra Costa Counties, Water System, Series A-2, Rev., VRDO, 0.060%, 09/09/13	3,000
	Eclipse Funding Trust, Solar Eclipse, Various States
1,105	Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,105
7,780	Series 2006-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e) (p)	7,780
7,945	Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	7,945
25,500	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.140%, 09/09/13	25,500
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.100%, 09/09/13	7,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
400	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/09/13	400
11,480	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.060%, 09/09/13	11,480
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	1,000
4,300	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,300
1,486	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/09/13	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 09/09/13	2,900
1,925	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	1,925
11,150	Los Angeles Department of Water & Power, Power System, Subseries A-5, Rev., VRDO, 0.050%, 09/09/13	11,150
6,000	Los Angeles Department of Water & Power, Water System, Subseries B-3, Rev., VRDO, 0.030%, 09/09/13	6,000
	Metropolitan Water District of Southern California,
8,000	Series A-1, Rev., VRDO, 0.040%, 09/09/13	8,000
13,225	Series A-1, Rev., VRDO, 0.040%, 09/09/13	13,225
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13	15,750
5,240	Orange County Water District, COP, VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13	5,240
3,700	Orange County, Riverbend Apartments, Series B, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	3,700
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	1,810
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13	9,710

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
20,295	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.110%, 09/09/13 (e)	20,295
5,600	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of the West, 0.110%, 09/09/13	5,600
	Puttable Floating Option Tax-Exempt Receipts,
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	4,000
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 09/09/13 (e)	4,910
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13 (e)	10,270
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 09/03/13 (e)	20,000
4,000	Series O, Rev., VRDO, LIQ: Royal Bank of Canada, 0.060%, 09/09/13 (e)	4,000
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R-14064, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	1,675
900	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.110%, 09/09/13	900
18,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13 (e)	18,600
4,580	Sacramento Housing Authority, Multi-Family Housing, Lofts at Natomas Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,580
	Sacramento Municipal Utility District, Electric Revenue,
16,300	Series K, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	16,300
2,600	Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	2,600
1,200	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	1,200
4,275	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	4,275
	San Francisco City & County Airports Commission, Second Series,
7,410	Series 36B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	7,410

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	2,600
19,465	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.090%, 09/09/13	19,465
700	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, Special Tax, VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	700
800	San Francisco City & County Redevelopment Agency, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	800
900	San Francisco City & County, Multi-Family Housing, Folsom Dore Apartment Project, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	900
3,969	San Jose, Multi-Family Housing, Sunset Square Apartments Project, Series E, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	3,969
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.090%, 09/09/13 (e)	7,760
2,620	San Rafael Redevelopment Agency, Multi-Family Housing, Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/09/13	2,620
9,670	Santa Clara County Financing Authority, El Camino Hospital, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	9,670
1,525	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,525
7,765	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	7,765
24,380	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, AGM, 0.080%, 09/09/13	24,380
	State of California,
6,500	Series 2813, GO, VRDO, LIQ: Morgan Stanley Bank, 0.140%, 09/09/13 (e)	6,500
4,150	Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.160%, 09/09/13 (e)	4,150
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13	31,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
670	The Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.040%, 09/09/13	670
4,600	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	4,600
6,000	Wells Fargo Stage Trust, Various States, Series 2008-7C, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 09/09/13 (e)	6,000
900	West Covina Public Financing Authority, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	900
4,000	West Hills Community College District, Rev., VRDO, LOC: Union Bank of CA N.A., 0.050%, 09/09/13	4,000

	Total Weekly Demand Notes (Cost $1,083,226)	1,083,227

SHARES
Variable Rate Demand Preferred Shares — 8.0%
	Nuveen California AMT-Free Muni Income Fund,
26,500	LIQ: Deutsche Bank AG, 0.180%, 09/09/13 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.240%, 09/09/13 # (e)	35,000

SHARES	SECURITY DESCRIPTION	VALUE($)

7,000	Nuveen California Dividend Advantage Municipal Fund, LIQ: Morgan Stanley Bank, 0.240%, 09/09/13 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.140%, 09/09/13 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.140%, 09/09/13 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.140%, 09/09/13 # (e)	6,000
15,000	Nuveen California Select Quality, LIQ: Citibank N.A., 0.140%, 09/09/13 # (e)	15,000

	Total Variable Rate Demand Preferred Shares (Cost $118,500)	118,500

	Total Investments — 100.0% (Cost $1,471,274)*	1,471,274
	Other Assets in Excess of Liabilities — 0.0% (g)	415

	NET ASSETS — 100.0%	$1,471,689

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 18.6%
	Michigan — 15.7%
11,140	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.110%, 09/03/13	11,140
	University of Michigan,
775	Series A, Rev., VRDO, 0.040%, 09/03/13	775
10,000	Series B, Rev., VRDO, 0.020%, 09/03/13	10,000
450	Series D-1, Rev., VRDO, 0.010%, 09/03/13	450

		22,365

	Oklahoma — 1.0%
1,455	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.110%, 09/03/13	1,455

	Tennessee — 1.2%
1,665	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	1,665

	Washington — 0.7%
1,055	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.070%, 09/03/13	1,055

	Total Daily Demand Notes (Cost $26,540)	26,540

Municipal Bonds — 7.1%
	Michigan — 7.1%
6,100	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, Rev., VRDO, 0.120%, 03/28/14 (i)	6,100
4,000	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 01/16/14 (e)	4,000

	Total Municipal Bonds (Cost $10,100)	10,100

Weekly Demand Notes — 67.7%
	Massachusetts — 0.9%
1,275	State of Massachusetts, Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 09/09/13 (e)	1,275

	Michigan — 66.8%
	Austin Trust, Various States,
1,275	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 09/09/13 (e) (m)	1,275
4,500	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.180%, 09/09/13 (e)	4,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
3,685	Detroit City School District, Series ROCS-RR-II-R-11784, GO, VRDO, FSA, Q-SBLF, LIQ: Citibank N.A., 0.210%, 09/09/13 (e)	3,685
2,200	Detroit City School District, Floater Certificates, Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.160%, 09/09/13 (e)	2,200
540	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, GO, NATL-RE, LIQ: Deutsche Bank A.G., 0.110%, 09/09/13	540
7,000	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0001, GO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.210%, 09/09/13	7,000
875	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	875
1,000	Kent Country, City of Grand Rapids, Industrial Development, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/09/13	1,000
2,825	Kent Hospital Finance Authority, Spectrum Health System, Series B, Rev., VRDO, 0.060%, 09/09/13	2,825
3,000	Michigan Finance Authority, Higher Education Facilities, Spring Arbor University Project, Rev., VRDO, LOC: Comerica Bank, 0.070%, 09/09/13	3,000
1,005	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	1,005
1,905	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	1,905
5,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	5,000
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods III-A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/09/13	1,285
4,940	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,940
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	300

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
950	Michigan State Housing Development Authority, Non AMT, Non ACE, Series D, Rev., VRDO, LOC: FNMA, 0.070%, 09/09/13	950
	Michigan State Housing Development Authority, Rental Housing,
410	Series A, Rev., VRDO, AMT, 0.080%, 09/09/13	410
1,275	Series C, Rev., VRDO, AMT, 0.090%, 09/09/13	1,275
300	Series D, Rev., VRDO, AMT, 0.090%, 09/09/13	300
6,600	Michigan State Housing Development Authority, Single Family Housing, Series B, Rev., VRDO, AMT, LOC: FNMA, 0.080%, 09/09/13	6,600
	Michigan State Housing Development Authority, Single Family Mortgage,
600	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	600
2,000	Series E, Rev., VRDO, AMT, 0.090%, 09/09/13	2,000
7,000	Series F, Rev., VRDO, AMT, FHA/VA GTD, 0.070%, 09/09/13	7,000
1,100	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/09/13	1,100
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 09/09/13	1,000
870	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 09/09/13	870
880	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	880
1,800	Michigan Strategic Fund, Sur-Flo Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	1,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
2,915	Michigan Strategic Fund, Transnav Technologies, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.360%, 09/09/13	2,915
4,380	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	4,380
1,405	Oakland County Economic Development Corp., A&M Label Project, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 09/09/13	1,405
2,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	2,000
6,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	6,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	5,950
2,000	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	2,000

		95,190

	Total Weekly Demand Notes (Cost $96,465)	96,465

	Total Investments — 93.4% (Cost $133,105)*	133,105
	Other Assets in Excess of Liabilities — 6.6%	9,330

	NET ASSETS — 100.0%	$142,435

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Annual Demand Note — 1.5%
20,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., VRDO, 0.230%, 03/19/14 (Cost $20,000)	20,000

Daily Demand Notes — 2.0%
	New York — 2.0%
	City of New York, Fiscal Year 2008,
2,350	Series L, Subseries L-3, GO, VRDO, 0.060%, 09/03/13	2,350
450	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	450
5,480	City Of New York, Fiscal Year 2012, Series A, Subseries A-5, GO, VRDO, 0.070%, 09/03/13	5,480
3,500	City of New York, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.050%, 09/03/13	3,500
4,700	Long Island Power Authority, Electric System, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.070%, 09/03/13	4,700
	New York City Municipal Water Finance Authority, Water & Sewer System,
735	Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/03/13	735
800	Series B, Subseries B-3, Rev., VRDO, 0.050%, 09/03/13	800
2,490	Series F, Subseries F-2, Rev., VRDO, 0.070%, 09/03/13	2,490
	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution,
700	Series BB, Rev., VRDO, 0.060%, 09/03/13	700
900	Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 09/03/13	900
1,150	Series DD, Subseries DD-1, Rev., VRDO, 0.050%, 09/03/13	1,150
700	Series FF, Subseries FF-1, Rev., VRDO, 0.060%, 09/03/13	700
	New York City Transitional Finance Authority, Future Tax Secured,
625	Series A, Subseries A-4, Rev., VRDO, 0.050%, 09/03/13	625
900	Series A, Subseries A-6, Rev., VRDO, 0.050%, 09/03/13	900
1,300	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.050%, 09/03/13	1,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/03/13	400

	Total Daily Demand Notes (Cost $27,180)	27,180

Municipal Bonds — 9.7%
	New York — 9.7%
9,105	Allegany County, Cuba-Rushford Central School District, GO, BAN, 1.000%, 06/27/14	9,144
6,000	Broome & Tioga Counties, Maine-Endwell Central School District, GO, RAN, 1.000%, 10/17/13	6,004
5,308	Caguya & Tompkins Counties, Southern Cayuga Central School District, Series A, GO, BAN, 1.500%, 06/27/14	5,350
15,530	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/27/14	15,627
2,515	Chautauqua County, Chautauqua Lake Central School District, GO, BAN, 1.250%, 06/26/14	2,530
8,300	Chautauqua County, City of Dunkirk, GO, BAN, 1.500%, 03/27/14	8,341
10,430	Chautauqua County, Silver Creek Central School District, GO, BAN, 1.000%, 06/19/14	10,477
4,000	Clinton County, Saranac Central School District, GO, BAN, 1.500%, 07/17/14	4,034
3,185	Dutchess County, Beacon City School District, GO, BAN, 1.250%, 06/27/14	3,205
8,000	Franklin & St. Lawrence Counties, Salmon River Central School District, GO, RAN, 1.000%, 06/19/14	8,023
2,239	Jefferson County, Thousand Islands Central School District, GO, BAN, 1.500%, 06/20/14	2,255
7,496	Jefferson County, Town of Watertown, GO, BAN, 1.500%, 04/24/14	7,531
7,000	Nassau County, Mineola Union Free School District, GO, TAN, 1.000%, 06/30/14	7,031
4,089	Oneida County, City of Rome, GO, BAN, 0.800%, 09/06/13	4,089
5,000	Onondaga County, West Genesee Central School District, GO, RAN, 1.000%, 12/06/13	5,008
6,865	Oswega & Cayuga Counties, Hannibal Central School District, GO, BAN, 1.250%, 06/27/14	6,907
9,000	Schenectady County, Schenectady City School District, GO, RAN, 1.500%, 01/17/14	9,027

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
10,000	Steuben County, Campbell-Savona Central School District, GO, BAN, 1.250%, 04/15/14	10,044
6,825	Steuben County, Hornell City School District, GO, BAN, 1.250%, 06/27/14	6,869

	Total Municipal Bonds (Cost $131,496 )	131,496

Weekly Demand Notes — 80.0%
	Kentucky — 0.5%
6,265	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	6,265

	New York — 79.5%
5,475	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	5,475
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.080%, 09/09/13 (m)	2,950
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	1,300
8,955	Series 2008-3004X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.130%, 09/09/13 (e)	8,955
2,475	Series 2008-3506, Rev., VRDO, FSA-CR, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	2,475
	City of New York,
11,250	Series 3015, GO, VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	11,250
12,700	Series 3062X, GO, VRDO, AGC, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	12,700
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.080%, 09/09/13	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.070%, 09/09/13	10,230
3,500	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.090%, 09/09/13	3,500
3,550	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.090%, 09/09/13	3,550
3,800	City Of New York, Fiscal Year 2003, Series C, Subseries C-3B, LIQ: Lloyds TSB Bank plc, 0.070%, 09/09/13	3,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.070%, 09/09/13	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.050%, 09/09/13	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	1,700
22,300	Series F, Subseries F-3, GO., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 09/09/13	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/09/13	12,250
8,000	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/09/13	8,000
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	5,820
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 09/09/13 (e)	16,295
10,865	Series DBE-1029X, Rev., VRDO, LIQ: Deustche Bank A.G., 0.110%, 09/09/13 (e)	10,865
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	5,750
225	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0119, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	225
6,035	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	6,035
1,415	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.140%, 09/09/13	1,415
	Long Island Power Authority, Electric System,
1,795	Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.060%, 09/09/13	1,795
2,100	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	2,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
	Metropolitan Transportation Authority, Dedicated Tax Fund,
21,200	Series A, Subseries A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.070%, 09/09/13	21,200
20,685	Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.050%, 09/09/13	20,685
6,525	Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.060%, 09/09/13	6,525
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/09/13	1,225
20,000	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	20,000
7,190	New York City Housing Development Corp., Multi-Family Housing, Series ROCS RR II R-11699, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	7,190
4,035	New York City Housing Development Corp., Multi-Family Mortgage, 1904 Vyse Avenue Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,035
26,000	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	26,000
4,050	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	4,050
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, LOC: Citibank N.A., 0.170%, 09/09/13	6,665
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	3,470
1,560	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	1,560
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	10,000
9,300	New York City Housing Development Corp., Multi-Family Rental Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	9,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	10,000
1,500	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	1,500
3,700	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.080%, 09/09/13	3,700
950	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.070%, 09/09/13	950
45,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.060%, 09/09/13	45,800
4,100	New York City Industrial Development Agency, Special Facility, 1997 Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.060%, 09/09/13	4,100
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution, Series BB, Rev., VRDO, 0.040%, 09/09/13	5,050
4,345	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.090%, 09/09/13	4,345
52,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.080%, 09/09/13	52,000
	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History,
3,100	Series B1, Rev., VRDO, 0.050%, 09/09/13	3,100
165	Series B3, Rev., VRDO, 0.040%, 09/09/13	165
8,000	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	8,000
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	10,000
31,170	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	31,170

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
5,000	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	5,000
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	15,525
13,300	Series ROCS-RR-II-R-11883, Rev., LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	13,300
7,500	Series ROCS-RR-II-R-11937, Rev., LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
17,700	Series 125, Rev., VRDO, AMT, 0.080%, 09/09/13	17,700
6,600	Series 129, Rev., VRDO, AMT, 0.060%, 09/09/13	6,600
12,100	Series 153, Rev., VRDO, AMT, 0.080%, 09/09/13	12,100
7,000	Series 162, Rev., VRDO, 0.040%, 09/09/13	7,000
	New York State Dormitory Authority,
5,900	Series ROCS-RR-II-R-11479, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	5,900
9,240	Series ROCS-RR-II-R-11559, Rev., NATL-RE-IBC, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	6,175
15,830	Series ROCS-RR-II-R-12121, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13	15,830
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.070%, 09/09/13	550
12,535	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 09/09/13	12,535
31,575	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.060%, 09/09/13	31,575
4,000	New York State Dormitory Authority, Eagle, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13	4,000
	New York State Dormitory Authority, Fordham University,
9,400	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	9,400
6,855	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	6,855
17,050	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	17,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
1,500	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.060%, 09/09/13	1,500
3,050	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.060%, 09/09/13	3,050
	New York State Dormitory Authority, St. Johns University,
1,770	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	1,770
6,500	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	6,500
16,980	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.110%, 09/09/13	16,980
2,075	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	2,075
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
6,150	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.050%, 09/09/13	6,150
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.070%, 09/09/13	10,000
15,215	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	15,215
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	1,150
28,270	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	28,270
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, 0.060%, 09/09/13	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	11,050
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 09/09/13	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/09/13	6,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/09/13	9,300
15,300	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	15,300
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	15,750
14,150	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	14,150
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,400
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	1,500
5,000	Series 2001-A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,600
13,850	New York State Housing Finance Agency, West 29th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/09/13	13,850
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	10,245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,700
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	4,800
4,800	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., 0.060%, 09/09/13 (e)	4,800
2,695	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 09/09/13	2,695
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	9,505
17,630	Puttable Floating Option Tax-Exempt Receipts, Series PT-4623, Rev., VRDO, LIQ: PB Capital Corp., 0.110%, 09/09/13	17,630
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/09/13	5,000
7,010	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.090%, 09/09/13	7,010

		1,074,575

	Total Weekly Demand Notes (Cost $1,080,840)	1,080,840

SHARES
Variable Rate Demand Preferred Shares — 6.8%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.270%, 09/09/13 # (e)	20,000
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.160%, 09/09/13 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 09/09/13 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.170%, 09/09/13 # (e)	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — Continued
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 09/09/13 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $91,000)	91,000

	Total Investments — 100.0% (Cost $1,350,516)*	1,350,516
	Other Assets in Excess of Liabilities — 0.0% (g)	439

	NET ASSETS — 100.0%	$1,350,955

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 15.1%
	Ohio — 15.1%
	Allen County, Hospital Facilities, Catholic Healthcare Partners,
2,230	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13 (m)	2,230
170	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 09/03/13	170
765	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 09/03/13	765
325	Ohio State Water Development Authority, Series 10-A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.050%, 09/03/13	325
	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
2,900	Series 2008-C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.070%, 09/03/13	2,900
620	Series 2010-C, Rev., VRDO, LOC: UBS A.G., 0.120%, 09/03/13	620
350	State of Ohio, Higher Educational Facility Commission, Case Western Reserve, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	350
930	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	930

	Total Daily Demand Notes (Cost $9,300 )	8,290

Municipal Bonds — 14.7%
	Ohio — 14.7%
1,830	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	1,844
1,605	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	1,607
1,500	Dayton City School District, Refunding, School Facilities Construction and Improvement Notes, GO, 0.750%, 10/15/13	1,501
175	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev, 3.000%, 06/01/14	178
1,010	State of Ohio, Infrastructure Improvement, Series A, GO, 5.000%, 09/03/13	1,010
	Union Township (Clermont County), Various Purpose,
1,000	GO, BAN, 1.000%, 09/11/13	1,000
1,000	GO, BAN, 1.500%, 09/10/14 (w)	1,010

	Total Municipal Bonds (Cost $7,140 )	8,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — 62.9%
	Delaware — 1.4%
745	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.360%, 09/09/13	745

	Ohio — 61.5%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 09/09/13	2,785
1,000	Columbus Regional Airport Authority, Capital Funding, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,000
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.280%, 09/09/13	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
310	Series DB-289, GO, VRDO, LIQ: Deutsche Bank A.G., 0.120%, 09/09/13	310
3,000	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.070%, 09/09/13	3,000
2,700	Franklin County, Hospital Facilities, Ohio Health Corp., Series B, Rev., VRDO, 0.070%, 09/09/13	2,700
1,000	Franklin County, Hospital Facilities, Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	1,000
4,810	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	4,810
1,925	Hamilton County, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, 0.080%, 09/09/13	1,925
675	Hancock County, Multi-Family Housing, Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.090%, 09/09/13	675
700	Montgomery County, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.080%, 09/09/13	700
2,750	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.070%, 09/09/13	2,750
470	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.230%, 09/09/13	470
1,000	Ohio State Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series 2009-B, Rev., VRDO, LOC: UBS A.G., 0.080%, 09/09/13	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
1,975	Ohio State Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series J, Rev., VRDO, AMT, 0.060%, 09/09/13	1,975
900	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series 2006-B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	900
600	Ohio State Water Development Authority, Water Development, The Timken Company Project, Rev., VRDO, LOC: Northern Trust Company, 0.080%, 09/09/13	600
1,900	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.060%, 09/09/13	1,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,155	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.080%, 09/09/13	2,155
1,968	Wood County, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 09/09/13	1,968

		33,923

	Total Weekly Demand Notes (Cost $34,668 )	34,668

	Total Investments — 92.7% (Cost $51,108 )*	51,108
	Other Assets in Excess of Liabilities — 7.3%	4,039

	NET ASSETS — 100.0%	$55,147

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	21

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ACE	— Adjusted Current Earnings
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates

TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VA	— Veterans Administration
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,471,274		$133,105		$1,350,516		$51,108
Cash	17		14		15		—
Receivables:
Investment securities sold	—		9,324		—		5,002
Interest from non-affiliates	544		31		600		75
Due from Advisor	—		—		—		2
Other Assets	5		—		8		—

Total Assets	1,471,840		142,474		1,351,139		56,187

LIABILITIES:
Payables:
Due to custodian	—		—		—		—	(a)
Distributions	1		—		3		—
Investment securities purchased	—		—		—		1,010
Accrued liabilities:
Investment advisory fees	—		—		18		—
Administration fees	84		6		82		—
Distribution fees	—	(a)	—	(a)	—		—
Shareholder servicing fees	—	(a)	—		—		—
Custodian and accounting fees	10		5		7		6
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)	—
Transfer agent fees	10		2		20		2
Printing and mailing costs	15		7		24		—
Audit Fees	27		19		30		20
Other	4		—		—		2

Total Liabilities	151		39		184		1,040

Net Assets	$1,471,689		$142,435		$1,350,955		$55,147

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
NET ASSETS:
Paid-in-capital	$1,471,484	$142,428	$1,350,963	$55,151
Accumulated undistributed (distributions in excess of) net investment income	(21)	(5)	(81)	(3)
Accumulated net realized gains (losses)	226	12	73	(1)

Total Net Assets	$1,471,689	$142,435	$1,350,955	$55,147

Net Assets:
E*Trade	$951,982	$—	$371,165	$—
Morgan	423,831	5,893	605,134	15,323
Premier	—	34,690	—	2,861
Reserve	—	101,852	309,375	20,390
Service	95,876	—	65,281	16,573

Total	$1,471,689	$142,435	$1,350,955	$55,147

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	951,654	—	371,160	—
Morgan	423,826	5,894	605,128	15,315
Premier	—	34,691	—	2,859
Reserve	—	101,853	309,372	20,384
Service	95,901	—	65,280	16,566
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,471,274	$133,105	$1,350,516	$51,108

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,119		$122	$1,169	$58

EXPENSES:
Investment advisory fees	573		56	546	23
Administration fees	503		49	479	20
Distribution fees:
E*Trade	2,805		—	1,134	—
Morgan	199		3	297	8
Reserve	—		124	412	26
Service	297		—	188	54
Shareholder servicing fees:
E*Trade	1,403		—	567	—
Morgan	697		10	1,039	29
Premier	—		53	—	4
Reserve	—		149	495	30
Service	148		—	94	27
Custodian and accounting fees	25		13	20	13
Interest expense to affiliates	—	(a)	—	1	—	(a)
Professional fees	29		18	31	17
Trustees’ and Chief Compliance Officer’s fees	8		1	8	—	(a)
Printing and mailing costs	48		2	38	2
Registration and filing fees	20		10	17	10
Transfer agent fees	21		5	48	5
Other	8		3	6	4

Total expenses	6,784		496	5,420	272

Less amounts waived	(5,728)		(374)	(4,301)	(211)
Less expense reimbursements	—		—	—	(3)

Net expenses	1,056		122	1,119	58

Net investment income (loss)	63		—	50	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	36		—	70	—

Change in net assets resulting from operations	$99		$—	$120	$—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$63	$96	$—	$—
Net realized gain (loss)	36	189	—	15

Change in net assets resulting from operations	99	285	—	15

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(47)	(88)	—	—
From net realized gains	—	(16)	—	—
Morgan
From net investment income	(13)	(7)	—	— (a)
From net realized gains	—	(7)	—	(1)
Premier
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(4)
Reserve
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(13)
Service
From net investment income	(3)	(1)	—	—
From net realized gains	—	(2)	—	—

Total distributions to shareholders	(63)	(121)	—	(18)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	53,781	14,987	1,606	(10,842)

NET ASSETS:
Change in net assets	53,817	15,151	1,606	(10,845)
Beginning of period	1,417,872	1,402,721	140,829	151,674

End of period	$1,471,689	$1,417,872	$142,435	$140,829

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$(5)	$(5)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50	$49	$—	$—
Net realized gain (loss)	70	3	—	— (a)

Change in net assets resulting from operations	120	52	—	— (a)

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(19)	(34)	—	—
From net realized gains	—	(18)	—	—
Morgan
From net investment income	(19)	(9)	—	—
From net realized gains	—	(29)	—	—
Reserve
From net investment income	(10)	(5)	—	—
From net realized gains	—	(17)	—	—
Service
From net investment income	(2)	(1)	—	—
From net realized gains	—	(3)	—	—

Total distributions to shareholders	(50)	(116)	—	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(45,492)	(24,191)	(2,813)	(18,878)

NET ASSETS:
Change in net assets	(45,422)	(24,255)	(2,813)	(18,878)
Beginning of period	1,396,377	1,420,632	57,960	76,838

End of period	$1,350,955	$1,396,377	$55,147	$57,960

Accumulated undistributed (distributions in excess of) net investment income	$(81)	$(81)	$(3)	$(3)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$170,335	$358,772	$—	$—
Distributions reinvested	47	104	—	—
Cost of shares redeemed	(144,335)	(322,945)	—	—

Change in net assets resulting from E*Trade capital transactions	$26,047	$35,931	$—	$—

Morgan
Proceeds from shares issued	$961,670	$1,804,961	$7,625	$20,543
Distributions reinvested	9	10	—	1
Cost of shares redeemed	(936,165)	(1,808,198)	(7,766)	(22,770)

Change in net assets resulting from Morgan capital transactions	$25,514	$(3,227)	$(141)	$(2,226)

Premier
Proceeds from shares issued	$—	$—	$18,116	$49,080
Distributions reinvested	—	—	—	4
Cost of shares redeemed	—	—	(17,772)	(43,392)

Change in net assets resulting from Premier capital transactions	$—	$—	$344	$5,692

Reserve
Proceeds from shares issued	$—	$—	$61,422	$119,801
Distributions reinvested	—	—	—	13
Cost of shares redeemed	—	—	(60,019)	(134,122)

Change in net assets resulting from Reserve capital transactions	$—	$—	$1,403	$(14,308)

Service
Proceeds from shares issued	$51,403	$108,801	$—	$—
Distributions reinvested	3	3	—	—
Cost of shares redeemed	(49,186)	(126,521)	—	—

Change in net assets resulting from Service capital transactions	$2,220	$(17,717)	$—	$—

Total change in net assets resulting from capital transactions	$53,781	$14,987	$1,606	$(10,842)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
E*Trade
Issued	170,335	358,772	—	—
Reinvested	47	104	—	—
Redeemed	(144,335)	(322,945)	—	—

Change in E*Trade Shares	26,047	35,931	—	—

Morgan
Issued	961,670	1,804,961	7,625	20,543
Reinvested	9	10	—	1
Redeemed	(936,165)	(1,808,198)	(7,766)	(22,770)

Change in Morgan Shares	25,514	(3,227)	(141)	(2,226)

Premier
Issued	—	—	18,116	49,080
Reinvested	—	—	—	4
Redeemed	—	—	(17,772)	(43,392)

Change in Premier Shares	—	—	344	5,692

Reserve
Issued	—	—	61,422	119,801
Reinvested	—	—	—	13
Redeemed	—	—	(60,019)	(134,122)

Change in Reserve Shares	—	—	1,403	(14,308)

Service
Issued	51,403	108,801	—	—
Reinvested	3	3	—	—
Redeemed	(49,186)	(126,521)	—	—

Change in Service Shares	2,220	(17,717)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$72,798	$191,284	$—	$—
Distributions reinvested	19	51	—	—
Cost of shares redeemed	(72,142)	(147,271)	—	—

Change in net assets resulting from E*Trade capital transactions	$675	$44,064	$—	$—

Morgan
Proceeds from shares issued	$1,222,682	$2,372,078	$44,456	$57,385
Distributions reinvested	14	30	—	—
Cost of shares redeemed	(1,228,933)	(2,418,118)	(47,015)	(61,623)

Change in net assets resulting from Morgan capital transactions	$(6,237)	$(46,010)	$(2,559)	$(4,238)

Premier
Proceeds from shares issued	$—	$—	$464	$4,136
Cost of shares redeemed	—	—	(463)	(4,327)

Change in net assets resulting from Premier capital transactions	$—	$—	$1	$(191)

Reserve
Proceeds from shares issued	$16,599,111	$34,492,977	$18,620	$34,931
Distributions reinvested	6	14	—	—
Cost of shares redeemed	(16,643,044)	(34,512,564)	(15,978)	(37,846)

Change in net assets resulting from Reserve capital transactions	$(43,927)	$(19,573)	$2,642	$(2,915)

Service
Proceeds from shares issued	$43,781	$71,320	$11,702	$23,505
Distributions reinvested	2	4	—	—
Cost of shares redeemed	(39,786)	(73,996)	(14,599)	(35,039)

Change in net assets resulting from Service capital transactions	$3,997	$(2,672)	$(2,897)	$(11,534)

Total change in net assets resulting from capital transactions	$(45,492)	$(24,191)	$(2,813)	$(18,878)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	31

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
E*Trade
Issued	72,798	191,284	—	—
Reinvested	19	51	—	—
Redeemed	(72,142)	(147,271)	—	—

Change in E*Trade Shares	675	44,064	—	—

Morgan
Issued	1,222,682	2,372,078	44,456	57,385
Reinvested	14	30	—	—
Redeemed	(1,228,933)	(2,418,118)	(47,015)	(61,623)

Change in Morgan Shares	(6,237)	(46,010)	(2,559)	(4,238)

Premier
Issued	—	—	464	4,136
Redeemed	—	—	(463)	(4,327)

Change in Premier Shares	—	—	1	(191)

Reserve
Issued	16,599,111	34,492,977	18,620	34,931
Reinvested	6	14	—	—
Redeemed	(16,643,044)	(34,512,564)	(15,978)	(37,846)

Change in Reserve Shares	(43,927)	(19,573)	2,642	(2,915)

Service
Issued	43,781	71,320	11,702	23,505
Reinvested	2	4	—	—
Redeemed	(39,786)	(73,996)	(14,599)	(35,039)

Change in Service Shares	3,997	(2,672)	(2,897)	(11,534)

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$951,982	0.15%		0.01%		1.07%
1.00	0.01		925,909	0.22		0.01		1.07
1.00	0.01		889,873	0.20		0.01		1.07
1.00	0.07		847,499	0.30		0.01		1.07
1.00	0.01		702,599	0.43	(e)	0.01		1.09
1.00	0.89		618,240	0.96	(e)	0.92		1.09

1.00	0.00	(f)	423,831	0.15		0.01		0.62
1.00	0.00	(f)	398,310	0.23		0.00	(f)	0.62
1.00	0.00	(f)	401,491	0.21		0.00	(f)	0.62
1.00	0.06		399,696	0.31		0.00	(f)	0.62
1.00	0.03		432,378	0.42	(e)	0.02		0.64
1.00	1.28		406,431	0.57	(e)	1.16		0.65

1.00	0.00	(f)	95,876	0.15		0.01		1.07
1.00	0.00	(f)	93,653	0.23		0.00	(f)	1.07
1.00	0.00	(f)	111,357	0.20		0.00	(f)	1.07
1.00	0.06		122,928	0.31		0.00	(f)	1.07
1.00	0.00		160,478	0.26		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.
(h)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$5,893	0.18%		0.00%		0.67%
1.00	0.00	(e)	6,035	0.24		0.00		0.68
1.00	0.00		8,261	0.24		0.00		0.67
1.00	0.05		9,341	0.35		0.00	(e)	0.67
1.00	0.04		14,569	0.51	(f)	0.05		0.73
1.00	1.44		26,507	0.60	(f)	1.48		0.71

1.00	0.00		34,690	0.18		0.00		0.52
1.00	0.00	(e)	34,346	0.23		0.00		0.53
1.00	0.00		28,655	0.24		0.00		0.52
1.00	0.05		29,209	0.35		0.00	(e)	0.52
1.00	0.10		38,165	0.42	(f)	0.11		0.57
1.00	1.58		58,008	0.47	(h)	1.61		0.56

1.00	0.00		101,852	0.17		0.00		0.77
1.00	0.00	(e)	100,448	0.24		0.00		0.78
1.00	0.00		114,758	0.24		0.00		0.77
1.00	0.05		139,538	0.35		0.00	(e)	0.77
1.00	0.02		220,793	0.32	(g)	0.00	(e)	0.76
1.00	1.33		23,050	0.72	(h)	1.26		0.81

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$371,165	0.16%		0.01%		1.08%
1.00	0.02		370,470	0.24		0.01		1.07
1.00	0.01		326,423	0.25		0.01		1.07
1.00	0.11		310,036	0.34		0.01		1.07
1.00	0.01		293,356	0.57	(e)	0.01		1.09
1.00	0.86		251,873	0.98	(e)	0.89		1.08

1.00	0.00	(f)	605,134	0.16		0.01		0.63
1.00	0.01		611,340	0.25		0.00	(f)	0.62
1.00	0.00	(f)	657,377	0.26		0.00	(f)	0.62
1.00	0.10		830,150	0.34		0.01		0.62
1.00	0.05		744,054	0.55	(g)	0.06		0.65
1.00	1.23		1,283,154	0.61	(e)	1.21		0.64

1.00	0.00	(f)	309,375	0.17		0.01		0.73
1.00	0.01		353,286	0.25		0.00	(f)	0.72
1.00	0.00	(f)	372,876	0.26		0.00	(f)	0.72
1.00	0.10		395,301	0.34		0.01		0.72
1.00	0.02		364,918	0.58	(g)	0.02		0.74
1.00	1.12		507,425	0.72	(e)	1.10		0.74

1.00	0.00	(f)	65,281	0.16		0.01		1.08
1.00	0.01		61,281	0.25		0.00	(f)	1.07
1.00	0.00	(f)	63,956	0.26		0.00	(f)	1.07
1.00	0.10		93,124	0.34		0.00	(f)	1.07
1.00	0.00		104,245	0.44		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	39

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.01%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$15,323	0.20%		0.00%		0.77%
1.00	0.00	(e)	17,883	0.24		0.00		0.77
1.00	0.01		22,121	0.21		0.00		0.76
1.00	0.08		22,172	0.36		0.01		0.79
1.00	0.19		23,532	0.55	(f)	0.09		0.77
1.00	1.39		44,250	0.61	(g)	1.35		0.71

1.00	0.00		2,861	0.20		0.00		0.63
1.00	0.00	(e)	2,859	0.24		0.00		0.63
1.00	0.01		3,050	0.20		0.00		0.61
1.00	0.08		5,039	0.36		0.01		0.64
1.00	0.27		3,589	0.40	(h)	0.08		0.62
1.00	1.53		805	0.47	(g)	1.30		0.56

1.00	0.00		20,390	0.20		0.00		0.88
1.00	0.00	(e)	17,748	0.24		0.00		0.87
1.00	0.01		20,665	0.22		0.00		0.86
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87
1.00	1.28		58,532	0.72	(g)	1.27		0.81

1.00	0.00		16,573	0.21		0.00		1.23
1.00	0.00	(e)	19,470	0.24		0.00		1.22
1.00	0.01		31,002	0.20		0.00		1.22
1.00	0.08		20,703	0.36		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Michigan Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Ohio Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,471,274	$—	$1,471,274

Michigan Municipal Money Market Fund (a)
Total Investments in Securities	$—	$133,105	$—	$133,105

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,350,516	$—	$1,350,516

Ohio Municipal Money Market Fund (a)
Total Investments in Securities	$—	$51,108	$—	$51,108

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers between any levels during the six months ended August 31, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
California Municipal Money Market Fund	$20,000	1.4%
Michigan Municipal Money Market Fund	6,100	4.3

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/ tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the administration agreement and 0.05% of the average daily net assets in excess of $100 billion of all

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2013. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory		Administration Fee		Shareholder Servicing	Total
California Municipal Money Market Fund	$—		$—		$414	$414
Michigan Municipal Money Market Fund	—	(a)	—	(a)	52	52
New York Municipal Money Market Fund	—		—		294	294
Ohio Municipal Money Market Fund	—	(a)	2		50	52

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total	Voluntary Reimbursement
California Municipal Money Market Fund	$267	$8	$3,301	$1,738	$5,314	$—
Michigan Municipal Money Market Fund	34	6	127	155	322	—
New York Municipal Money Market Fund	204	—	2,031	1,772	4,007	—
Ohio Municipal Money Market Fund	20	11	88	40	159	3

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Funds did not have any post-enactment net capital loss carryforwards.

At February 28, 2013, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Ohio Municipal Money Market Fund	$1

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	45

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the California Municipal Money Market Fund and New York Municipal Money Market Fund.

In addition, the Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15
Morgan
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Service
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Premier
Actual	1,000.00	1,000.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Reserve
Actual	1,000.00	1,000.00	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Morgan
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	47

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.00	$0.86	0.17%
Hypothetical	1,000.00	1,024.35	0.87	0.17
Service
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Premier
Actual	1,000.00	1,000.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,000.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Service
Actual	1,000.00	1,000.00	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of each of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the

Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	49

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s performance was in the fifth, second, and third quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fifth and second quintiles for the Service Class shares for the one- and three-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s performance was in the second, first and fourth quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s performance was in the second, second and fourth quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the second quintile for the Service Class shares for each of the one- and three-year periods ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s performance was in the fourth, second and fourth quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fourth and second quintiles for the Service Class shares for the one- and three- year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for both the Morgan and Service shares was in the fifth quintile, and that the actual total expenses for the Morgan and Service Class shares were in the fourth and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee and actual total expenses for the Morgan shares were in the third quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan and Services shares was in the fourth and fifth quintiles, respectively, and that the actual total expenses for the Morgan and Service Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee and actual total expenses for the Service shares were in the second and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	51

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-MMKTST-813

Semi-Annual Report

J.P. Morgan Tax Free Funds

August 31, 2013 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

““Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

The municipal bond market also generated weak results for the reporting period. After posting a positive return over the first two months of the period, municipal bond prices declined during each of the next four months. In addition to the negative impact from rising Treasury yields, investor demand significantly weakened given a number of high-profile issues, including the city of Detroit filing for bankruptcy protection. Lower-quality and longer-term tax-free fixed income securities generated the weakest results during the six-month period.

2	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	–4.10%
Barclays LB California (1–17 Year) Muni Index	–3.41%

Net Assets as of 8/31/2013 (In Thousands)	$271,305
Duration as of 8/31/2013	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, which posted a negative absolute return and underperformed the Barclays LB California (1-17 Year) Muni Index (the “Benchmark”). In the municipal market, shorter duration bonds outperformed during the reporting period. Although the Fund shortened its duration during the reporting period, the Fund’s overall duration was longer than the duration of the Benchmark, which detracted from relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Despite the Fund’s overall longer duration, the Fund’s positions in A-rated and BBB-rated securities generally had shorter duration and, as such, these holdings contributed to the Fund’s relative performance.

Elsewhere, the Fund’s underweight in the state general obligation sector and overweight in the local general obligation sector detracted from the Fund’s relative performance. Among other sectors, the Fund’s investments in the water and sewer sector had a longer duration and underperformed, detracting from relative performance. The Fund’s investments in the leasing and hospital sectors had a shorter duration and outperformed, contributing to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. As of the end of the reporting period, the Fund was overweight versus the Benchmark in the local general obligation bond sector.

CREDIT QUALITY ALLOCATIONS***
AAA	12.7%
AA	56.2
A	28.9
BBB	1.3
NR	0.9

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		(4.08)%	(2.51)%	4.02%	3.71%
With Sales Charge**		(7.66)	(6.15)	3.23	3.31
CLASS C SHARES	2/19/05
Without CDSC		(4.35)	(3.00)	3.51	3.23
With CDSC***		(5.35)	(4.00)	3.51	3.23
INSTITUTIONAL CLASS SHARES	12/23/96	(4.10)	(2.45)	4.11	3.83
SELECT CLASS SHARES	4/21/97	(4.05)	(2.46)	4.07	3.73

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 to 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, the Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index and the Lipper California Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays California Competitive Intermediate Municipal Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays California Competitive Intermediate Municipal Bond (1–17 Year) Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–3.90%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	–3.55%

Net Assets as of 8/31/2013 (In Thousands)	$4,212,158
Duration as of 8/31/2013	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, which posted a negative absolute return and underperformed the Barclays U.S. 1-15 Year Blend (1-17 ) Municipal Bond Index (the “Benchmark”). Detracting from relative performance was the Fund’s underweight position in bonds with 4-to-6-year maturities as these bonds outperformed the Benchmark. The Fund’s overweight in the water and sewer sector, which underperformed the Benchmark, was also detrimental to relative results. Elsewhere, the Fund’s underweight positions in New York state bonds and hospital bonds detracted from relative performance.

Contributing to relative performance was the Fund’s bias towards bonds with higher credit ratings, as higher quality bonds outperformed the Benchmark during the reporting period. Pre-refunded bonds (bonds that are secured with U.S. government securities) also outperformed the Benchmark, and the Fund’s overweight in this sector contributed to relative performance. Elsewhere, the Fund’s underweights to the general obligation sector and bonds issued by the state of Illinois were beneficial, as both lagged the Benchmark. Finally, the Fund’s slightly shorter duration versus that of the Benchmark also helped its relative performance given the rise in interest rates during the period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	35.3%
AA	50.5
A	12.3
BBB	0.4
NR	1.5

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		(4.00)%	(2.99)%	3.20%	3.40%
With Sales Charge**		(7.62)	(6.64)	2.41	3.00
CLASS B SHARES	12/31/03
Without CDSC		(4.37)	(3.68)	2.52	2.58
With CDSC***		(9.37)	(8.68)	2.16	2.58
CLASS C SHARES	12/31/03
Without CDSC		(4.31)	(3.67)	2.53	2.58
With CDSC****		(5.31)	(4.67)	2.53	2.58
INSTITUTIONAL CLASS SHARES	9/10/01	(3.85)	(2.81)	3.46	3.53
SELECT CLASS SHARES	1/1/97	(3.90)	(2.89)	3.36	3.44

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 to 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Competitive Intermediate Municipal (1–17 Year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–3.37%
Barclays New York Competitive Intermediate (1–17 Year) Maturities Index	–3.28%

Net Assets as of 8/31/2013 (In Thousands)	$554,663
Duration as of 8/31/2013	5.4 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, which posted a negative absolute return and modestly underperformed the Barclays New York Competitive Intermediate (1-17 Year) Maturities Index (the “Benchmark”). In the municipal market, shorter duration bonds outperformed during the reporting period. Although the Fund shortened its duration during the reporting period, the Fund’s overall duration was longer than the Benchmark for most of the reporting period, which detracted from relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Despite the Fund’s overall longer duration through most of the reporting period, the lower rated securities that the Fund owned generally had shorter duration and, as such, these holdings contributed to the Fund’s relative performance.

Among sectors, the Fund’s holdings in the leasing and water and sewer sectors had longer duration and detracted from relative performance. The Fund’s investments in the special tax and transportation sectors had shorter duration and contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. As of the end of the reporting period, the Fund’s duration was shorter than the Benchmark’s.

CREDIT QUALITY ALLOCATIONS***
AAA	23.5%
AA	63.5
A	9.9
BBB	0.6
BB	0.2
NR	2.3

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
Class A
CLASS A SHARES	2/16/01
Without Sales Charge		(3.43)%	(2.50)%	3.61%	3.44%
With Sales Charge**		(7.00)	(6.21)	2.83	3.04
Class B
CLASS B SHARES	2/16/01
Without CDSC		(3.73)	(3.11)	2.92	2.85
With CDSC***		(8.73)	(8.11)	2.56	2.85
Class C
CLASS C SHARES	1/31/03
Without CDSC		(3.88)	(3.13)	2.89	2.70
With CDSC****		(4.88)	(4.13)	2.89	2.70
INSTITUTIONAL CLASS SHARES	9/10/01	(3.30)	(2.24)	3.88	3.71
SELECT CLASS SHARES	1/1/97	(3.37)	(2.27)	3.69	3.50

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper

Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.1% (t)
	California — 95.7%
	Certificate of Participation/Lease — 10.5%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	819
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,304
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., 6.000%, 04/01/25	1,729
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,102
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.000%, 03/01/20	1,665
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.000%, 05/01/20	1,069
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,065
3,245	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	3,261
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,312
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,086
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,743
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,668
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,390
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,359
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,624
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., NATL-RE, 6.500%, 07/01/15	268
2,190	Series A, Rev., 5.250%, 07/15/21	2,466
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	1,621
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.750%, 11/15/13	1,012

		28,563

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — 2.7%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,089
1,500	California Educational Facilities Authority, Stanford University, Series T-5, Rev., 5.000%, 03/15/23	1,749
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,164
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,197
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,083

		7,282

	General Obligation — 34.5%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,511
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,027
513	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (i)	517
1,000	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	889
	City of Irvine, Improvement Bond Act of 1915, District No. 12-1,
825	2.000%, 09/02/13	825
500	3.000%, 09/02/14	510
1,500	Coast Community College District, Series A, GO, 5.000%, 08/01/23	1,711
1,000	Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,078
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,993
1,600	El Camino Community College District, Series C, GO, Zero Coupon, 08/01/19	1,371
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	861
1,915	Evergreen Elementary School District, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,181
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	909
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,802
1,500	COP, 5.000%, 03/01/27	1,615

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,668
	Los Angeles Unified School District,
125	Series A, GO, FGIC, 6.000%, 07/01/15	138
1,000	Series I, GO, 5.000%, 07/01/25	1,090
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,118
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,136
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,215
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,944
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,623
1,210	Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,286
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	588
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,080
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	971
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,084
1,015	GO, Zero Coupon, 08/01/25	608
1,500	GO, Zero Coupon, 08/01/26	846
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,314
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,149
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,632
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,080
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	996
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,355
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,744

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
2,000	San Francisco City & County, Series R1, GO, 5.000%, 06/15/20	2,333
	San Francisco Unified School District,
1,610	GO, 5.000%, 08/01/24	1,785
1,000	GO, 5.000%, 08/01/25	1,094
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,663
1,750	San Jose Unified School District, GO, 5.000%, 08/01/28	1,871
1,000	San Mateo County Community College District, GO, 5.000%, 09/01/22	1,159
1,085	San Ramon Valley Unified School District, GO, 5.000%, 08/01/27	1,176
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,853
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,348
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	1,886
1,000	Sonoma Junior College District, GO, 5.000%, 08/01/27	1,078
	State of California,
1,500	GO, 5.000%, 03/01/17	1,645
2,000	GO, 5.000%, 08/01/19	2,249
1,000	GO, 5.000%, 09/01/19	1,109
1,000	GO, 5.000%, 09/01/21	1,149
3,500	GO, 5.000%, 11/01/21	3,962
3,000	GO, 5.000%, 08/01/22	3,346
2,000	GO, 5.000%, 04/01/24	2,147
1,575	GO, 5.250%, 09/01/27	1,700
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,557
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	120
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,828
	State of California, Various Purpose,
1,000	GO, 5.000%, 10/01/21	1,150
1,000	GO, 5.000%, 10/01/22	1,139
2,310	GO, 5.250%, 10/01/22	2,566
1,000	GO, 5.500%, 04/01/23	1,110
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,694
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,370

		93,552

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 3.1%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,077
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,754
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,173
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,026
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,610
1,500	University of California Regents Medical Center, Series D, Rev., 5.000%, 05/15/20	1,678

		8,318

	Housing — 0.8%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,023
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,046

		2,069

	Other Revenue — 18.6%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	817
1,000	California Educational Facilities Authority, University of California, Series A, Rev., 5.000%, 10/01/23	1,161
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,547
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 08/15/18	1,153
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,015
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,077
1,000	California State Department of Water Resources, Power Supply, Series N, Rev., 4.000%, 05/01/18	1,111
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,136
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	594
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,075
1,500	Series B, Rev., 5.000%, 05/15/26	1,605
2,430	City of Santa Rosa, Series A, Rev., 5.000%, 09/01/27	2,554
1,000	Contra Costa Water District, Series B, Rev., 5.000%, 10/01/15	1,091
1,000	Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,167
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	598
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,133
1,000	Series A, Rev., 5.000%, 05/15/27	1,062
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,020
	Los Angeles Department of Water & Power, Power Systems,
750	Series A, Rev., 5.000%, 07/01/15	813
2,000	Series A, Rev., 5.000%, 07/01/27	2,153
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,123
1,000	Series B, Rev., 5.000%, 08/01/25	1,086
1,185	Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,267
	Metropolitan Water District of Southern California,
1,500	Series A, Rev., 5.000%, 10/01/29	1,608
2,000	Series F, Rev., 5.000%, 07/01/28	2,169
1,000	Port of Oakland, Series O, Rev., AMT, 5.000%, 05/01/17	1,114
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,108
1,000	San Diego County Regional Airport Authority, Series B, Rev., AMT, 5.000%, 07/01/28	1,003
1,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/25	1,099
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,605
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,380

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,000	San Francisco City & County Airports Commission, Second Series, Series A, Rev., AMT, 5.000%, 05/01/29	1,998
2,380	San Francisco City & County Public Utilities Commission, Sub Series A, Rev., 5.000%, 11/01/26	2,574
	San Francisco City & County Public Utilities Commission, Unrefunded Balance,
765	Series A, Rev., 5.000%, 11/01/16	866
410	Sub Series A, Rev., 5.000%, 11/01/14	433
1,000	University of California, Series AB, Rev., 5.000%, 05/15/26	1,079
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,022

		50,531

	Prerefunded — 1.9%
720	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	911
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,130
1,235	San Francisco City & County Public Utilities Commission, Prerefunded Balance, Series A, Rev., 5.000%, 11/01/16 (p)	1,397
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,096
715	San Marcos Public Facilities Authority, CR, Rev., Zero Coupon, 01/01/19 (p)	644

		5,178

	Special Tax — 2.6%
850	Colton Public Financing Authority, Tax Allocation, Series A, Rev., NATL-RE, 5.000%, 08/01/18	851
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,256
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Series A, Rev., 5.000%, 07/01/18	2,318
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	376
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,367

		7,168

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 6.6%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,221
1,500	Series F, Rev., 5.000%, 04/01/25	1,640
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,073
1,250	Series E, Rev., 4.500%, 05/15/16	1,365
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,690
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,095
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,578
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,655
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,706
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,032
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,161
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,684

		17,900

	Utility — 6.9%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,275
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,678
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,121
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,185
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,236
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,646
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,669
1,500	Series B, Rev., 5.250%, 07/01/23	1,703

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — Continued
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,323

		18,836

	Water & Sewer — 7.5%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,786
2,500	Series AF, Rev., 5.000%, 12/01/25	2,736
1,500	Series AG, Rev., 5.000%, 12/01/24	1,686
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	955
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,628
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,687
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,085
1,000	Metropolitan Water District of Southern California, Series D, Rev., 5.000%, 07/01/20	1,156
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,662
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,122
1,500	Series A, Rev., 5.000%, 05/15/25	1,610
2,000	Series B, Rev., 5.000%, 08/01/25	2,153

		20,266

	Total California	259,663

	Illinois — 0.8%
	Transportation — 0.8%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,155

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,160

	New York — 0.7%
	Other Revenue — 0.7%
1,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Series B, Rev., 5.000%, 06/15/19	1,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.2%
	Housing — 0.2%
540	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.100%, 09/01/13	540

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,133

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
	Puerto Rico Highway & Transportation Authority,
455	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	540
300	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	319

	Total Puerto Rico	859

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	565

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,107

	Total Municipal Bonds (Cost $259,039)	268,932

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
1,336	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010%, (b) (l) (m) (Cost $1,336)	1,336

	Total Investments — 99.6% (Cost $260,375)	270,268
	Other Assets in Excess of Liabilities — 0.4%	1,037

	NET ASSETS — 100.0%	$271,305

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 93.5% (t)
	Alabama — 0.4%
	Education — 0.3%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,292

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Warrants, Series A, GO, 5.000%, 09/01/22	1,993
	City of Huntsville, School Capital Improvement Warrants,
1,000	Series B, GO, 5.000%, 09/01/22	1,113
1,000	Series B, GO, 5.000%, 09/01/26	1,095

		4,201

	Total Alabama	15,493

	Alaska — 0.6%
	Certificate of Participation/Lease — 0.3%
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,075

	Other Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	9,260

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Rev., 5.250%, 09/01/23	1,126
1,000	Rev., 5.375%, 09/01/25	1,110
1,000	Rev., 5.500%, 09/01/27	1,099

		3,335

	Total Alaska	26,670

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.6%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	17,558
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,424
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,822
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,112

		25,916

	General Obligation — 0.0% (g)
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,045

		2,372

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,659
5,000	Series D, Rev., 5.000%, 01/01/24	5,272
10,000	Series D, Rev., 5.500%, 01/01/19	11,335

		19,266

	Other Revenue — 0.1%
2,150	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/22	2,391

	Prerefunded — 0.5%
	Arizona School Facilities Board, State School Trust,
10,000	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	10,452
4,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	4,562
5,540	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/31/14 (p)	5,512
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/01/14 (p)	996

		21,522

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,548
4,675	Series B, Rev., 5.000%, 07/01/16	5,126

		10,674

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,124
500	Series A, Rev., 5.000%, 01/01/21	563
1,000	Series A, Rev., 5.000%, 01/01/22	1,117

		2,804

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,105

	Total Arizona	86,050

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Arkansas — 0.0% (g)
	Other Revenue — 0.0% (g)
1,000	University of Arkansas, Various Facilities, UAMS Campus, Rev., 5.000%, 11/01/26	1,085

	California — 13.2%
	Certificate of Participation/Lease — 0.7%
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,131
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,323
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., XLCA, 5.000%, 06/01/14 (p)	1,917
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,893
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,169
2,310	Series C, Rev., AGM, 5.000%, 04/01/26	2,363
1,000	California State Public Works Board, Department of General Services, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,003
	California State Public Works Board, Department of General Services, Butterfield State,
3,500	Series A, Rev., 5.000%, 06/01/19	3,735
1,750	Series A, Rev., 5.000%, 06/01/20	1,865
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,342
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,464
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,601
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	6,053

		30,859

	Education — 0.8%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,012
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,748
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	528
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	866

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — Continued
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,404
5,000	Series O, Rev., 5.750%, 05/15/30	5,616
10,000	Series O, Rev., 5.750%, 05/15/34	11,216

		35,390

	General Obligation — 6.7%
2,370	California State University, Systemwide, Unrefunded Balance, Series A, Rev., AGM, 4.750%, 11/01/23	2,433
2,000	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	1,778
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	6,581
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	10,406
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,621
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,257
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,676
2,750	Los Angeles & Orange Counties, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	2,790
	Los Angeles Unified School District,
25,000	Series A-2, GO, 5.000%, 07/01/21	29,142
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,539
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,537
6,120	Series I, GO, 5.250%, 07/01/23	7,044
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/30	10,881
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,247
	Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,351
1,000	Series C, GO, Zero Coupon, 08/01/26	564
1,000	Series C, GO, Zero Coupon, 08/01/27	529
	Mt. Diablo Unified School District, Contra Costa County Election 2002,
1,925	Series B-2, GO, 5.000%, 07/01/25	2,075
4,255	Series B-2, GO, 5.000%, 07/01/26	4,520

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16 (p)	2,337
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	3,167
14,180	San Diego Community College District, GO, 5.000%, 08/01/24	15,873
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	2,665
2,515	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	2,665
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	294
5,450	State Center Community College District, GO, 5.250%, 08/01/28	5,822
5,000	State of California, GO, 5.000%, 08/01/16	5,604
25,860	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/15	26,901
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	26
6,875	GO, 5.000%, 11/01/15	7,536
14,100	GO, 5.000%, 04/01/17	16,009
1,000	GO, 5.000%, 09/01/19	1,163
4,655	GO, 5.000%, 09/01/20	5,065
4,250	GO, 5.000%, 10/01/24	4,570
2,500	GO, 5.000%, 09/01/27	2,615
12,000	GO, 5.000%, 10/01/29	12,371
5,000	GO, 5.125%, 04/01/23	5,131
6,790	GO, 5.500%, 04/01/18	7,971
6,800	GO, 5.500%, 04/01/21	7,761
15,000	GO, 5.625%, 04/01/26	16,342
6,685	GO, 6.500%, 04/01/33	7,768
1,565	GO, AMBAC, 5.000%, 02/01/27	1,687
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,230
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,512
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,816
	West Valley-Mission Community College District, Election of 2004,
455	Series A, GO, AGM, 5.000%, 08/01/23	502
910	Series A, GO, AGM, 5.000%, 08/01/25	977

		281,351

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,282
2,450	Series C, Rev., 6.500%, 10/01/33	2,786

		5,068

	Other Revenue — 3.5%
1,815	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,080
700	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, Series A, Rev., 4.000%, 10/01/20	772
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	862
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,584
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series D, Rev., 5.000%, 08/15/24	1,631
2,000	Series D, Rev., 5.000%, 08/15/25	2,155
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,233
800	City of Clovis, Water, Rev., 5.000%, 03/01/27	819
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	13,682
2,000	Subseries C, Rev., 5.000%, 06/01/26	2,173
1,000	Los Angeles County Metropolitan Transportation Authority, Proposition C, Series B, Rev., 5.000%, 07/01/23	1,140
5,000	Los Angeles Department of Water & Power Waterworks, Series C, Rev., 5.000%, 07/01/25	5,506
	Metropolitan Water District of Southern California,
2,125	Series C, Rev., 5.000%, 10/01/27	2,379
8,750	Series G, Rev., 5.000%, 07/01/28	9,490
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	4,794
	Sacramento Suburban Water District,
1,500	Series A, Rev., 4.500%, 11/01/21	1,669
1,600	Series A, Rev., 4.750%, 11/01/22	1,794
	San Diego County Water Authority,
17,745	Rev., 5.000%, 05/01/28	18,912
17,645	Rev., 5.000%, 05/01/29	18,627

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
14,000	Rev., 5.000%, 05/01/30	14,703
1,000	San Diego County Water Authority, Sub Lien, Series S-1, Rev., 5.000%, 07/01/16	1,113
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,290
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,427
2,000	Rev., AGM, 5.000%, 08/01/20	2,252
21,500	University of California, Series AF, Rev., 5.000%, 05/15/25	23,873
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	8,834

		145,794

	Prerefunded — 0.3%
35	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	43
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	4,501
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,114
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	900
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,512
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,107

		12,177

	Transportation — 0.1%
690	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	692
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,221

		2,913

	Utility — 0.3%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,699
9,545	Series A, Rev., 5.250%, 11/15/22	10,153

		12,852

	Water & Sewer — 0.7%
540	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	570

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR-AMBAC, Zero Coupon, 09/01/23	3,185
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,095
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,233
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,377
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,538
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	3,923
2,165	Series A, Rev., 5.000%, 05/15/22	2,420
6,200	Series A, Rev., 5.000%, 05/15/23	6,793
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,101

		31,235

	Total California	557,639

	Colorado — 3.7%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,602

	Education — 0.1%
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	587
1,480	Series A, Rev., 5.500%, 06/01/26	1,699
750	Series A, Rev., 5.750%, 06/01/28	864

		3,150

	General Obligation — 1.8%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/26 (p)	28,968
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,940
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
1,610	GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,724
4,750	Series B, GO, Zero Coupon, 12/15/14 (p)	4,725
9,500	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	10,861
18,325	Jefferson County School District R-001, Jeffeco Public Schools, GO, 5.000%, 12/15/20	21,200

		75,418

	Hospital — 0.0% (g)
	Colorado Health Facilities Authority, Boulder Hospital,
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	829

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — Continued
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	619

		1,448

	Prerefunded — 1.7%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	41,486
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,292
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	7,459
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,658

		71,895

	Total Colorado	157,513

	Connecticut — 0.8%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,790
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,042
1,000	Town of Fairfield, GO, 5.000%, 07/01/19	1,169
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,146

		17,147

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
1,200	Rev., AGM, 5.000%, 06/15/16	1,335
1,260	Rev., AGM, 5.000%, 06/15/17	1,425
1,320	Rev., AGM, 5.000%, 06/15/18	1,470

		4,230

	Other Revenue — 0.3%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	110
350	Series A, Rev., 5.000%, 08/15/25	381
150	Series A, Rev., 5.000%, 08/15/26	161
250	Series A, Rev., 5.000%, 08/15/27	265
300	Series A, Rev., 5.000%, 08/15/29 (w)	311
100	Series A, Rev., 5.500%, 08/15/23 (w)	116
2,055	Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,293

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
8,225	State of Connecticut, Series A, Rev., 5.000%, 01/01/26	8,988

		12,625

	Total Connecticut	34,002

	Delaware — 0.4%
	General Obligation — 0.4%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,283
2,000	GO, 5.000%, 07/01/23	2,267
4,000	Series B, GO, 5.000%, 07/01/22	4,688
3,710	Series B, GO, 5.000%, 07/01/23	4,352
1,000	Series C, GO, 5.000%, 10/01/25	1,167

	Total Delaware	14,757

	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,122
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,744

		4,866

	Other Revenue — 0.4%
5,000	District of Columbia, Series A, Rev., 5.000%, 12/01/22	5,690
1,490	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,504
8,575	District of Columbia Water & Sewer Authority, Public Utility, Sub Lien, Series C, Rev., 5.000%, 10/01/24	9,458

		16,652

	Total District of Columbia	21,518

	Florida — 4.2%
	Certificate of Participation/Lease — 0.1%
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	4,231

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,435

	General Obligation — 2.4%
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,032
1,250	Series A, GO, 5.000%, 06/01/25	1,363
5,000	Series B, GO, 4.750%, 06/01/21	5,378

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
34,600	Series D, GO, 5.000%, 06/01/24	38,549
25,000	Series D, GO, 5.000%, 06/01/25	27,502
1,260	Series D, GO, 5.500%, 06/01/18	1,480
4,515	Series E, GO, 5.000%, 06/01/19	5,231
4,740	Series E, GO, 5.000%, 06/01/20	5,501
5,800	Series F, GO, 5.000%, 06/01/20	6,462
2,095	Miami-Dade County, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,674
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,511

		102,683

	Housing — 0.2%
2,400	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,563
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,285	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,367
3,735	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	4,022

		7,952

	Other Revenue — 0.7%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,590
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	559
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,683
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,334
11,000	Orlando Utilities Commission, Series A, Rev., 5.000%, 10/01/24	12,432
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,094

		28,692

	Special Tax — 0.2%
2,770	City of Port St. Lucie, Rev., AGC, 5.000%, 09/01/19	3,105
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,700
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,337

		7,142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,028
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/14 (p)	2,743

		6,771

	Water & Sewer — 0.2%
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,223

	Total Florida	177,129

	Georgia — 3.0%
	General Obligation — 1.0%
	Barrow County, School District,
2,500	GO, 5.000%, 02/01/25	2,730
2,000	GO, 5.000%, 02/01/26	2,174
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,697
5,000	GO, 5.000%, 02/01/18 (p)	5,770
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,193
10,000	Series B, GO, 5.000%, 01/01/20	11,348
7,515	Series G, GO, 5.000%, 10/01/16	8,485

		41,397

	Other Revenue — 0.9%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,135
1,960	Rev., 5.000%, 12/01/22	2,179
1,000	Rev., 5.000%, 12/01/23	1,098
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,830
1,845	Clarke County Hospital Authority, Athens Regional Medical Center, Rev., 4.000%, 01/01/21	1,938
2,000	Columbus Water & Sewerage, Series A, Rev., 5.000%, 05/01/22	2,286
5,500	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,065
7,000	Fulton County Water & Sewerage, Rev., 5.000%, 01/01/22	7,886
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant Scherer Project, Rev., 1.700%, 06/01/49	3,944

		37,361

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.3%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,777
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,626
1,610	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,820

		10,223

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,615

	Water & Sewer — 0.8%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,088
6,565	Rev., 5.000%, 07/01/21	7,484
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	5,485
8,660	Series B, Rev., 5.250%, 10/01/23	9,809
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	5,592

		35,458

	Total Georgia	126,054

	Hawaii — 0.9%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	3,473
1,000	Series DK, GO, 5.000%, 05/01/21	1,130
11,810	Series DR, GO, 5.000%, 06/01/15	12,751
5,000	Series DY, GO, 5.000%, 02/01/19	5,770

		23,124

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,681
520	Rev., 5.250%, 01/01/18	598
5,120	Rev., 5.250%, 01/01/21	5,757
2,450	Rev., 6.000%, 01/01/29	2,710

		15,746

	Total Hawaii	38,870

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	13,857

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 2.6%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,547
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,116
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,674

		8,337

	General Obligation — 1.0%
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,685
1,400	City of Elgin, Kane & Cook Counties, GO, 4.000%, 12/15/21	1,482
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,156
1,000	GO, AGC, 5.500%, 12/01/19	1,135
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	3,934
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,532
2,000	Kendall, Kane & Will Counties Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,186
485	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	534
8,885	State of Illinois, Series A, GO, 5.000%, 03/01/19	9,053
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,434
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	963
725	GO, 5.750%, 06/01/26	769
830	GO, 5.750%, 06/01/27	874
620	GO, 5.750%, 06/01/28	649
4,320	Winnebago County, Public Safety, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,762

		43,148

	Hospital — 0.1%
2,795	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,886

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.2%
6,850	City of Chicago, Second Lien Water Project, Rev., 4.000%, 11/01/37	5,604
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,833

		7,437

	Prerefunded — 0.3%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,276
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	10,469
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,398

		14,143

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,154
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,319
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,130

		31,603

	Total Illinois	107,554

	Indiana — 1.6%
	Certificate of Participation/Lease — 0.1%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., AGM, 5.000%, 07/15/20	3,235
1,630	Series B, Rev., AGM, 5.000%, 07/15/22	1,754
990	East Chicago Multi School Building Corp., First Mortgage, Rev., 5.000%, 07/15/14	1,018

		6,007

	Other Revenue — 1.4%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,218
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,611
5,205	Series A, Rev., 5.000%, 02/01/30	5,456
1,525	Series B, Rev., 5.000%, 02/01/21	1,751
18,805	Series C, Rev., 5.000%, 02/01/21	21,379

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
10,000	Series C, Rev., 5.000%, 02/01/31	10,537
7,000	Series C, Rev., 5.000%, 02/01/32	7,332
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,669
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,137
1,000	Series A, Rev., 5.000%, 06/01/32	1,040
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,799

		57,929

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,301

	Total Indiana	67,237

	Iowa — 0.7%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,715
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,169
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	588

		9,472

	Housing — 0.0% (g)
845	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	873

	Other Revenue — 0.5%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	5,943
12,905	Rev., 5.000%, 08/01/29	13,791

		19,734

	Total Iowa	30,079

	Kansas — 2.7%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,687
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,421
1,625	Junction City, Series DP, GO, AMBAC, 5.000%, 09/01/21	1,698
	Shawnee County, Unified School District No. 345, Seaman,
650	Series A, GO, 5.000%, 09/01/24	715

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Series A, GO, 5.000%, 09/01/25	1,084

		12,605

	Other Revenue — 1.0%
2,500	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/18	2,909
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,282
3,800	Series A, Rev., 5.000%, 09/01/22	4,266
	State of Kansas, Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	10,920
7,000	Series A, Rev., 5.000%, 09/01/19	8,205
7,000	Series A, Rev., 5.000%, 09/01/20	8,218
5,750	Series C, Rev., 5.000%, 09/01/24	6,525

		43,325

	Prerefunded — 1.4%
5,480	Kansas City, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,458
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,211
24,250	Reno County, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	23,805
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,318

		56,792

	Total Kansas	112,722

	Kentucky — 1.1%
	Certificate of Participation/Lease — 0.3%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,030
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,740
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,134
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,326
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,105
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,377
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,683

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,148

		10,543

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,384
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,635
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,683

		5,702

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,070

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,131

	Other Revenue — 0.3%
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,598
2,130	Series A, Rev., 5.000%, 07/01/25	2,349
5,145	Series A, Rev., 5.000%, 07/01/27	5,502

		10,449

	Prerefunded — 0.0% (g)
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	544

	Transportation — 0.1%
	Louisville Regional Airport Authority, Airport System,
1,000	Series A, Rev., AMBAC, 5.000%, 07/01/20	1,068
1,000	Series A, Rev., AMBAC, 5.000%, 07/01/21	1,066

		2,134

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,270

	Water & Sewer — 0.2%
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,692

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
4,170	Series A, Rev., 5.000%, 11/15/19	4,888
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,690
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,109

		9,379

	Total Kentucky	44,222

	Louisiana — 2.1%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,461
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,094
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,667
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,143

		5,365

	Hospital — 0.0% (g)
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,072

	Housing — 0.0% (g)
428	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	445
1,275	Louisiana Housing Finance Agency, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,326

		1,771

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,690	Rev., AMBAC, 5.250%, 12/01/18	1,664
3,130	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,139
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,934
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,083

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
6,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	5,463

		13,283

	Prerefunded — 0.9%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,227
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	15,617
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	15,360
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,331

		36,535

	Special Tax — 0.7%
4,500	Jefferson Sales Tax District, Parish of Jefferson, Rev., AMBAC, 5.000%, 12/01/19 (p)	4,955
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,709
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,751
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,662
	Parish of East Baton Rouge, Road and Street Improvement, Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,869
2,125	Rev., AGC, 5.000%, 08/01/21	2,389
2,000	Rev., AGC, 5.000%, 08/01/22	2,231
3,490	Rev., AGC, 5.250%, 08/01/19	4,067

		28,633

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	901
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,427

		2,328

	Total Louisiana	88,987

	Maryland — 1.7%
	Certificate of Participation/Lease — 0.1%
2,249	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	2,289

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,547

	General Obligation — 1.1%
4,060	Anne Arundel County, Consolidated General Improvement, GO, 5.000%, 04/01/20	4,741
15,570	Montgomery County, Series A, GO, 5.000%, 11/01/16	17,637
12,945	State of Maryland, State & Local Facilities Loan of 2006, Second Series, GO, 5.000%, 08/01/15	14,079
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,788
4,000	State of Maryland, State & Local Facilities Loan of 2011, Second Series, Series E, GO, 5.000%, 08/01/18	4,656

		46,901

	Transportation — 0.4%
3,060	Maryland State Department of Transportation, County Transportation, Rev., 5.000%, 06/15/17	3,496
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,180

		14,676

	Total Maryland	69,413

	Massachusetts — 2.7%
	Certificate of Participation/Lease — 0.4%
10,530	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	11,693
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/29	5,427

		17,120

	Education — 0.2%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,625
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	4,777
2,100	Series M, Rev., 5.250%, 07/01/29	2,392

		8,794

	General Obligation — 0.8%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	11,695

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,109
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,648
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/22	1,121
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	13,371
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Consolidated Loan of 2002, Series C, GO, AGM, 5.500%, 11/01/15	1,662

		34,606

	Other Revenue — 0.5%
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,230
	Massachusetts Port Authority,
750	Series B, Rev., 5.000%, 07/01/19	865
1,500	Series B, Rev., 5.000%, 07/01/21	1,724
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	10,692
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,602

		19,113

	Prerefunded — 0.4%
4,200	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series C, GO, 5.250%, 09/01/15 (p)	4,600
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,661
	University of Massachusetts Building Authority Project,
8,250	Series 2004-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	8,747

		19,008

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,556
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,100

		4,656

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,757

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,676
2,190	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	2,309

		7,985

	Total Massachusetts	115,039

	Michigan — 1.3%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,434

	General Obligation — 0.4%
4,900	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,285
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	343
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,888
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,016
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,776
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,016
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,021
1,000	Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,127

		16,472

	Other Revenue — 0.2%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, FSA-CR,FGIC, 5.500%, 01/01/22	7,054
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,219
610	Rev., 5.000%, 11/15/26	637
1,035	Rev., 5.000%, 11/15/27	1,069

		9,979

	Utility — 0.1%
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,610

	Water & Sewer — 0.5%
1,900	City of Detroit, Sewage Disposal System, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	1,915

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
8,000	Detroit Sewage Disposal, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	7,737
10,400	Michigan Municipal Bond Authority, Rev., 5.500%, 10/01/14	10,993

		20,645

	Total Michigan	53,140

	Minnesota — 1.3%
	General Obligation — 0.8%
10,000	State of Minnesota, Series C, GO, 5.000%, 08/01/15	10,876
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,711
10,000	Series H, GO, 5.000%, 11/01/19	11,743

		34,330

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,765

	Transportation — 0.2%
6,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,239

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,047
3,415	State of Minnesota, Public Safety Radio Communications System Project, Rev., NATL-RE, 5.000%, 06/01/15	3,683

		4,730

	Total Minnesota	54,064

	Mississippi — 1.0%
	Prerefunded — 1.0%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	33,380
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,843

	Total Mississippi	41,223

	Missouri — 2.3%
	General Obligation — 0.4%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,754
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	527

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
400	GO, AGM, 5.250%, 03/01/23	409
	Kansas City,
1,075	Series A, GO, 4.500%, 02/01/24	1,160
2,500	Series A, GO, 4.500%, 02/01/25	2,697
7,000	Series A, GO, 5.000%, 02/01/23	7,980
620	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23	698

		15,225

	Housing — 0.0% (g)
545	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	582
695	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	743

		1,325

	Other Revenue — 1.1%
3,140	Kansas City, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,398
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	19,611
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/22	5,647
3,645	Series B, Rev., 5.000%, 07/01/22	4,288
3,740	Series B, Rev., 5.000%, 07/01/24	4,322
3,905	Series B, Rev., 5.000%, 07/01/29	4,316
2,050	Series B, Rev., 5.000%, 07/01/30	2,253

		43,835

	Prerefunded — 0.1%
4,785	Clay County Public School District No. 53 Liberty, Direct Deposit Program, GO, AGM, 5.250%, 03/01/14 (p)	4,907

	Transportation — 0.5%
	Missouri Highways & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,153
4,065	Series A, Rev., 5.000%, 05/01/20	4,626
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/19	3,338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,974

		21,091

	Water & Sewer — 0.2%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,349

	Total Missouri	95,732

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,810
1,500	Rev., GAN, 5.000%, 06/01/23	1,662

	Total Montana	3,472

	Nebraska — 0.3%
	Other Revenue — 0.2%
	City of Omaha, Sanitary Sewerage System,
1,390	Rev., 5.000%, 11/15/25	1,526
1,100	Rev., 5.000%, 11/15/26	1,195
1,035	Rev., 5.000%, 11/15/27	1,111
5,715	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,239

		9,071

	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,722

	Total Nebraska	11,793

	New Jersey — 3.3%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,106
	New Jersey State, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,752
3,300	Series A, COP, 5.000%, 06/15/21	3,588

		16,446

	Education — 0.4%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,276
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,492

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,777

		18,545

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	4,163

	Other Revenue — 1.4%
	Garden State Preservation Trust, 2005,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	35,576
14,895	New Jersey EDA, Motor Vehicle Surcharges, Series A, Rev., NATL-RE, 5.250%, 07/01/16	15,468
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,659
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36 (w)	4,919
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	486
50	Series A, Rev., 5.750%, 06/15/16 (p)	57
1,000	New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series D, Rev., AMBAC, 5.000%, 06/15/15 (p)	1,081

		59,246

	Prerefunded — 0.5%
5,735	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	5,985
5,330	New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,761
3,755	New Jersey State Turnpike Authority, Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	3,971
4,570	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/15 (p)	5,005

		20,722

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,670
6,670	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	7,209

		12,879

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,266
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,291
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,400
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,435
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,578

		6,970

	Total New Jersey	138,971

	New Mexico — 0.9%
	Education — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,155

	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
685	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	744
1,975	Series C-2, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,068
2,340	Series D, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	2,437

		5,249

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,167

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,980
1,645	Series B, Rev., 5.000%, 06/01/21	1,840
1,890	Series B, Rev., 5.000%, 06/01/26	1,974
2,050	Series B, Rev., 5.000%, 06/01/28	2,142
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,677
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,697

		21,310

	Total New Mexico	39,881

	New York — 12.5%
	Certificate of Participation/Lease — 0.1%
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 01/01/25	5,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	718

		6,221

	Education — 0.8%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,173
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,961
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,638
10,000	Series D, Rev., 5.000%, 03/15/17	11,212
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	2,008
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,719

		32,711

	General Obligation — 0.6%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	116
	Chester Union Free School District, Orange County, New York School District,
1,290	GO, AGM, 5.000%, 04/15/22	1,404
1,360	GO, AGM, 5.000%, 04/15/23	1,468
1,555	GO, AGM, 5.000%, 04/15/27	1,608
1,075	City of New York, Unrefunded Balance, Series J, GO, 5.000%, 06/01/21	1,181
420	Farmingdale Union Free School District, GO, 4.000%, 07/15/14	433
5,000	New York City, Series E, GO, 5.000%, 08/01/23	5,511
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,447
	New York City, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,706
4,195	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	4,372

		23,246

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.1%
3,120	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19 (p)	3,148

	Other Revenue — 7.9%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	14,599
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,774
6,585	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,108
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012,
1,275	Series DD, Rev., 5.000%, 06/15/27	1,363
1,000	Series FF, Rev., 5.000%, 06/15/21	1,159
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
3,000	Series BB, Rev., 5.000%, 06/15/47	3,000
3,500	Series EE, Rev., 5.000%, 06/15/47	3,500
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,171
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,721
	New York City Transitional Finance Authority, Future Tax Secured,
12,660	Series B, Rev., 5.000%, 11/01/22	14,588
1,230	Series B, Rev., 5.000%, 02/01/24	1,363
16,100	Series B, Rev., 5.000%, 02/01/26	17,462
3,000	Subseries E-1, Rev., 5.000%, 02/01/25	3,305
120	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	121
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,614
1,310	New York Municipal Bond Bank Agency, Special School Purpose, Series A, Rev., 5.000%, 12/01/20	1,504
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,483

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	New York State Dormitory Authority, Personal Income Tax,
5,000	Series A, Rev., 5.000%, 12/15/27	5,380
20,000	Series A, Rev., 5.000%, 12/15/28	21,283
2,000	New York State Dormitory Authority, Personal Income Tax, Unrefunded Balance, Rev., 5.000%, 12/15/21	2,310
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,177
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,013
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	570
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,172
2,000	Series A, Rev., 5.000%, 05/15/28	2,102
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Second Resolution,
4,345	Series B, Rev., 5.000%, 06/15/27	4,678
7,280	Series D, Rev., 5.000%, 06/15/25	8,088
5,325	Series D, Rev., 5.000%, 06/15/27	5,778
10,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municipal Water Finance Authority Projects, Second Resolution, Series A, Rev., 4.000%, 06/15/28	9,781
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,250	Series A, Rev., 4.000%, 04/01/20	1,353
7,425	Series B, Rev., 5.000%, 04/01/23	8,094
14,050	Series B, Rev., AMBAC, 5.000%, 04/01/21	15,183
11,025	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,907
	New York State Urban Development Corp.,
2,340	Series A, Rev., 5.000%, 03/15/31	2,417
7,820	Series D, Rev., 5.500%, 01/01/19	9,130
17,770	New York State Urban Development Corp., State Facilities, Rev., NATL-RE, 5.500%, 03/15/21	21,104
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,341

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,311
	Triborough Bridge & Tunnel Authority,
25,730	Series A, Rev., 5.000%, 01/01/26	27,860
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,512
8,860	Series B, Rev., Zero Coupon, 11/15/32	3,388
1,500	Series B, Rev., 4.000%, 11/15/20	1,642
11,830	Series B, Rev., 5.000%, 11/15/21	13,619
2,000	Series B, Rev., 5.000%, 11/15/22	2,285
2,500	Series B, Rev., 5.000%, 11/15/30	2,610
7,340	Series C, Rev., 5.000%, 11/15/32	7,567

		332,490

	Prerefunded — 0.3%
2,925	City of New York, Series J, Subseries J-1, GO, 5.000%, 06/01/21 (p)	3,265
1,850	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/19 (p)	2,188
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,127

		11,580

	Special Tax — 2.0%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,636
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	5,662
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	11,876
1,000	Series A, Rev., 5.000%, 04/01/20	1,134
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,559
17,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	19,836
2,050	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/17	2,324
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,155
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,697
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,519

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,044
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,617
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,094
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,009

		86,162

	Transportation — 0.2%
5,420	Metropolitan Transportation Authority, Series A, Rev., AMBAC, 5.500%, 11/15/14	5,753
2,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	2,710

		8,463

	Utility — 0.4%
	Long Island Power Authority, Electric System,
10,000	Series A, Rev., 5.250%, 04/01/21	10,874
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,628

		17,502

	Total New York	524,774

	North Carolina — 2.7%
	General Obligation — 2.1%
2,200	Johnston County, GO, NATL-RE, 5.000%, 02/01/16 (p)	2,429
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	25,110
15,000	Series B, GO, 5.000%, 06/01/19	17,566
5,000	Series C, GO, 4.000%, 05/01/22	5,444
13,000	Series D, GO, 4.000%, 06/01/21	14,304
6,000	Series D, GO, 4.000%, 06/01/22	6,532
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,401
3,000	Series A, GO, 5.000%, 03/01/21	3,499
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,919
3,500	Rev., 5.000%, 06/01/19	4,036

		87,240

	Hospital — 0.0% (g)
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,454

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.5%
4,000	City of Raleigh, Combined Enterprise System, Series A, Rev., 5.000%, 03/01/26	4,448
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,303
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,049
5,000	Series A, Rev., 5.000%, 05/01/24	5,611

		19,411

	Utility — 0.1%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,645

	Total North Carolina	114,750

	Ohio — 1.3%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,111
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,722

		4,833

	General Obligation — 0.5%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16 (p)	8,214
1,510	Franklin, Delaware & Union Counties, Dublin City School District, Capital Appreciation, Unlimited Tax, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,481
8,090	State of Ohio, Infrastructure Improvement, Series D, GO, 5.000%, 03/01/14 (p)	8,285

		17,980

	Housing — 0.0% (g)
785	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	818

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
500	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.250%, 06/01/14 (p)	519

	Other Revenue — 0.4%
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,145
750	Series A, Rev., 5.750%, 07/01/28	775

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,400	Series A, Rev., 5.750%, 07/01/33	1,416
	Hamilton County, Sewer System, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,760
4,210	Series A, Rev., 5.000%, 12/01/21	4,786
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,716
2,000	Series B, Rev., 5.000%, 10/01/24	2,144
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,138

		17,880

	Prerefunded — 0.0% (g)
760	Painesville City Local School District, School Construction, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	836

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,013
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,131

		12,144

	Total Ohio	55,010

	Oklahoma — 0.7%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
5,790	Rev., 5.500%, 09/01/16	6,534
7,345	Rev., 5.500%, 09/01/17	8,470

		15,004

	Housing — 0.0% (g)
460	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	493

	Other Revenue — 0.3%
	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project,
1,000	Rev., 5.000%, 09/01/20	1,109
1,110	Rev., 5.000%, 09/01/21	1,220
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,484
5,000	Series A, Rev., 5.000%, 01/01/25	5,471

		12,284

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,635

	Total Oklahoma	29,416

	Oregon — 0.2%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,808
2,200	Series A, COP, 5.000%, 05/01/25	2,340

		4,148

	General Obligation — 0.1%
2,560	State of Oregon, Tax-Exempt, Series F, GO, 5.000%, 05/01/25	2,878

	Water & Sewer — 0.0% (g)
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,703

	Total Oregon	9,729

	Pennsylvania — 1.8%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,867
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,529
1,065	Rev., AGM, 5.000%, 10/01/25	1,109
1,000	Rev., AGM, 5.000%, 10/01/26	1,032

		9,537

	General Obligation — 1.2%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	609
900	GO, AGM, 4.125%, 12/01/15 (p)	973
	Commonwealth of Pennsylvania, First Series,
3,725	GO, 5.000%, 06/01/20	4,323
18,040	GO, 5.000%, 04/01/28	19,330
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,370
3,780	Series B, GO, AGM, 4.250%, 06/01/22	3,997
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,828
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	231
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,506
2,360	GO, AGM, 5.000%, 05/01/22	2,604

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	GO, AGM, 5.000%, 05/01/24	1,074
2,430	State of Pennsylvania, Second Series, GO, 5.000%, 01/01/16 (p)	2,672
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,217
2,000	GO, AGM, 5.000%, 04/01/26	2,104
2,000	GO, AGM, 5.375%, 04/01/27	2,168
500	GO, AGM, 5.500%, 04/01/24	554

		51,560

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,559
5,000	Series B, Rev., 5.000%, 06/15/18	5,165
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.964%, 12/01/24	4,454

		15,178

	Other Revenue — 0.0% (g)
	Allegheny County, West View Borough Municipal Authority, Water,
625	Rev., 3.000%, 11/15/15	656
485	Rev., 4.000%, 11/15/16	528

		1,184

	Total Pennsylvania	77,459

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,090

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Clean Water Finance Agency Water Pollution Control, Revolving Fund, Pooled Loan,
1,195	Series A, Rev., 4.000%, 10/01/22	1,270
1,750	Series A, Rev., 5.000%, 10/01/23	1,989

	Total Rhode Island	3,259

	South Carolina — 1.9%
	Education — 0.4%
11,000	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.000%, 12/01/14 (p)	11,648
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,418

		16,066

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 1.1%
10,010	Charleston County, School District, Series A, GO, SCSDE, 5.000%, 02/01/23	11,554
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,628
	Richland County School District No. 2,
6,000	Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/16 (p)	6,649
1,570	Series A, GO, SCSDE, 5.000%, 02/01/20	1,782
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,711
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,036
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,475

		45,835

	Other Revenue — 0.0% (g)
910	South Carolina State Housing Finance & Development Authority, Series 2010-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	973

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	9,972

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	5,072

	Total South Carolina	77,918

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
512	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	551

	Tennessee — 0.8%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,501
4,000	Series D, GO, 5.000%, 07/01/23	4,478
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,478

		17,457

	Utility — 0.4%
1,450	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	1,635
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,001
1,000	Series C, Rev., 5.000%, 02/01/17	1,070

		14,706

	Total Tennessee	32,163

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — 7.5%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 02/01/16	3,127

	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,662
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,761
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,558
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,235
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,846
2,000	Series A, Rev., 5.250%, 08/15/20	2,289

		29,351

	General Obligation — 2.6%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,124
8,120	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,411
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,029
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,116
1,055	GO, AGM, 4.250%, 02/15/21	1,105
755	GO, AGM, 4.375%, 02/15/22	785
1,175	GO, AGM, 4.500%, 02/15/24	1,200
1,055	GO, AGM, 4.700%, 02/15/26	1,067
	City of Denton,
1,535	Series A, GO, 5.000%, 02/15/18	1,750
3,245	Series A, GO, 5.000%, 02/15/19	3,723
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,780
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,196
	El Paso County,
3,815	GO, 5.000%, 02/15/25	4,113
2,950	GO, 5.000%, 02/15/26	3,069
1,975	GO, NATL-RE, 5.000%, 08/15/25	2,133
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,215
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,612
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,612
5,000	Series A, GO, 5.000%, 10/01/24	5,618
5,000	Series B, GO, 5.500%, 10/01/17	5,839

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
5,140	Houston Community College System, GO, 5.000%, 02/15/25	5,625
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16 (p)	2,099
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,159
3,000	GO, 5.000%, 08/15/20	3,462
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,852
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,674
7,850	North East Independent School District, Capital Appreciation, School Building, Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,729
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,096
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,332
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,570
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,600
3,475	Series A, GO, 5.000%, 10/01/18	4,035
2,000	Series A, GO, 5.000%, 10/01/20	2,329

		110,059

	Hospital — 0.5%
12,345	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14 (p)	13,404
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,912
2,690	Series A, Rev., 5.000%, 02/15/18	2,967

		20,283

	Other Revenue — 1.8%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,496
2,695	Rev., 5.000%, 11/15/21	3,098
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,507
5,115	Rev., 5.000%, 12/15/25	5,490
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	3,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	6,796
1,765	El Paso County, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	1,999
	Grand Parkway Transportation Corp., Grand Parkway System Toll, Subordinate Tier Toll,
7,500	Series B, Rev., 5.000%, 04/01/53	6,886
10,000	Series B, Rev., 5.250%, 10/01/51	9,680
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.000%, 05/15/28	3,932
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,889
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,050
3,000	Series A, Rev., 5.500%, 09/01/41	3,132
3,000	Series A, Rev., 6.000%, 09/01/41	3,264
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	15,854

		74,973

	Prerefunded — 0.5%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,800
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,030
1,100	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.929%, 11/15/13 (p)	1,113
7,545	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	7,954
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,201

		23,098

	Special Tax — 0.3%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,229

	Transportation — 0.7%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,364
5,000	Rev., 5.000%, 12/01/21	5,664
6,825	Series A, Rev., 5.000%, 12/01/17	7,865
8,950	Series A, Rev., 5.000%, 12/01/18	10,354
5,000	Series A, Rev., 5.000%, 12/01/21	5,596

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,099

		31,942

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,189

	Water & Sewer — 0.3%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,146
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,146
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,338
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,510

		11,140

	Total Texas	316,391

	Utah — 0.7%
	General Obligation — 0.1%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,153
3,950	Series C, GO, 5.000%, 04/01/20	4,567

		5,720

	Other Revenue — 0.4%
1,000	Central Utah Water Conservancy District, Series B, Rev., 5.000%, 10/01/20	1,158
	Metropolitan Water District of Salt Lake & Sandy,
6,650	Series A, Rev., 5.000%, 07/01/24	7,416
2,000	Series A, Rev., 5.000%, 07/01/29	2,111
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,681
1,000	Series A, Rev., 5.000%, 08/15/17	1,142
1,000	Series A, Rev., 5.000%, 08/15/18	1,152

		14,660

	Prerefunded — 0.0% (g)
815	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	841

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	9,939

	Total Utah	31,160

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Virginia — 2.2%
	Education — 0.1%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	5
500	Series A, Rev., 5.000%, 09/01/16	562
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,624

		6,191

	General Obligation — 0.6%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,043
3,575	Series A, GO, 5.000%, 01/01/18	4,116
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,139
1,495	City of Portsmouth, Public Improvement, Series C, GO, 4.000%, 07/15/23	1,569
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,546
3,305	County of Henrico, GO, 5.000%, 08/01/19	3,878

		26,291

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,161

	Other Revenue — 0.8%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,125
1,955	Hampton Roads Sanitation District, Wastewater, Series A, Rev., 5.000%, 01/01/21	2,278
	Virginia Public Building Authority, Public Facilities,
2,985	Series A, Rev., 5.000%, 08/01/20	3,468
6,975	Series B, Rev., 5.000%, 08/01/20	8,105
7,700	Series B, Rev., 5.000%, 08/01/21	8,905
1,825	Virginia Public School Authority, School Financing, 1997 Resolution, Series D, Rev., 5.000%, 08/01/22	2,091
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,021

		33,993

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,616
1,495	Series A, Rev., 5.000%, 05/15/18	1,649

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
1,835	Series A, Rev., 5.000%, 05/15/19	2,024
1,520	Series A, Rev., 5.000%, 05/15/20	1,677
2,015	Series A, Rev., 5.000%, 05/15/21	2,223
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,439
1,260	Series B, Rev., 5.000%, 05/15/19	1,390

		12,018

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,562
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	8,898

		12,460

	Total Virginia	93,114

	Washington — 2.4%
	General Obligation — 1.4%
1,050	City of Seattle, GO, 5.000%, 09/01/21	1,217
7,050	King County, Sewer, GO, NATL-RE, FGIC, 5.000%, 01/01/15 (p)	7,485
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 12/01/21 (p)	3,905
	State of Washington,
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,043
4,100	Series D, GO, AGM, 5.000%, 01/01/15 (p)	4,353
	State of Washington, Various Purpose,
7,010	GO, 5.000%, 01/01/22	7,932
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,575
5,015	Series C, GO, 5.000%, 02/01/30	5,370
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,185
4,750	Series R-2012C, GO, 5.000%, 07/01/25	5,238

		59,303

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,676

	Other Revenue — 0.9%
	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
1,020	Series P-1, Rev., 5.000%, 02/01/18	1,168
2,000	Series P-1, Rev., 5.000%, 02/01/19	2,306
1,500	Series P-1, Rev., 5.000%, 02/01/20	1,734
1,290	Central Puget Sound, Regional Transportation Authority, Sales Tax, Series S-1, Rev., 5.000%, 11/01/18	1,490

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	15,806
5,000	City of Seattle, Municipal Light & Power, Series B, Rev., 5.000%, 02/01/24	5,474
	King County, Sewer,
1,000	Series A, Rev., 5.000%, 01/01/21	1,153
1,825	Series A, Rev., 5.000%, 01/01/22	2,088
1,150	Series A, Rev., 5.000%, 01/01/23	1,312
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., 4.000%, 10/01/21	2,079
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,774

		37,384

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,416

	Total Washington	101,779

	West Virginia — 0.8%
	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14 (p)	1,079
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	964
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	930
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	897
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14 (p)	1,052
150	Series C, Rev., NATL-RE, FGIC, 4.750%, 10/01/14 (p)	157

		5,079

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,134
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,075

		3,209

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,232
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,242

		5,588

	Prerefunded — 0.4%
3,260	Kanawha Mercer Nicholas Counties, Single Family Mortgage, Series A, Rev., Zero Coupon, 02/01/14 (p)	2,925
12,400	Kanawha Putnam County, City of Huntington-Charleston, Single Family Mortgage, Compound Interest-1984, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	11,960
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	998

		15,883

	Transportation — 0.0% (g)
500	West Virginia Commissioner of Highways, Surface Transportation Improvements, Series A, Rev., AGM, 5.000%, 09/01/14	524
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,114

		1,638

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	700

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,224
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,546

		2,770

	Total West Virginia	34,867

	Wisconsin — 1.9%
	General Obligation — 1.7%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	26,245
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,403
5,000	Series 2, GO, 5.000%, 05/01/23	5,753
16,050	Series A, GO, 5.000%, 05/01/23	18,219

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
13,190	Series A, GO, 5.250%, 05/01/25	14,866

		70,486

	Hospital — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement,
1,250	Series C, Rev., 5.700%, 05/01/14 (i)	1,271
6,250	Series D, Rev., 5.950%, 05/01/19 (i)	6,709

		7,980

	Total Wisconsin	78,466

	Total Municipal Bonds (Cost $3,816,304)	3,937,062

SHARES
Short-Term Investment — 4.4%
	Investment Company — 4.4%
185,002	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $185,002)	185,002

	Total Investments — 97.9% (Cost $4,001,306)	4,122,064
	Other Assets in Excess of Liabilities — 2.1%	90,094

	NET ASSETS — 100.0%	$4,212,158

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.0% (t)
	District of Columbia — 0.3%
	Certificate of Participation/Lease — 0.3%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,627

	Florida — 0.2%
	Water & Sewer — 0.2%
960	City of Sunrise, Utility System, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	993

	Hawaii — 0.2%
	Water & Sewer — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	870

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,691

	New Jersey — 0.4%
	Other Revenue — 0.4%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	998
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,241

	Total New Jersey	2,239

	New York — 95.0%
	Certificate of Participation/Lease — 5.5%
530	New York State Dormitory Authority, City University System, Consolidated System, Series B, Rev., 6.000%, 07/01/14	550
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,556
1,230	New York State Dormitory Authority, Facilities Issue, Lease, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/17/13 (p)	1,235
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,132
1,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	1,938
620	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	708

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
	New York State Dormitory Authority, State University Educational Facilities,
5,000	Series A, Rev., NATL-RE-IBC, 5.250%, 05/15/15	5,231
1,050	Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,184
420	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.500%, 01/01/14	428
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,254
3,000	Series B, Rev., 5.250%, 01/01/25	3,302
7,000	Series C, Rev., 5.000%, 01/01/25	7,403
1,500	Series D, Rev., 5.375%, 01/01/21	1,680
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	718

		30,319

	Education — 6.2%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,158
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,517
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,734
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,036
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	522
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,713
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,030
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,167
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,408
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,846
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,666
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,096
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,991
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,076
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,034

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
155	New York State Mortgage Agency, Higher Education Finance Authority, Series A, Rev., 4.000%, 11/01/14	160

		34,154

	General Obligation — 19.3%
105	City of New York, Fiscal Year 2004, Series J, GO, NATL-RE, 5.250%, 05/15/18	108
	City of New York, Fiscal Year 2006,
3,000	Series G, GO, 5.000%, 08/01/20	3,264
1,000	Series J, Subseries J-1, GO, AGM, 5.000%, 06/01/20	1,098
3,535	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	3,835
	City of New York, Fiscal Year 2007,
3,000	Series C, GO, 5.000%, 01/01/20	3,327
5,000	Series D, GO, 5.000%, 02/01/17	5,629
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,510
3,000	Subseries L-1, GO, 5.000%, 04/01/22	3,319
	City of New York, Fiscal Year 2009,
2,000	Series H-1, GO, 5.125%, 03/01/24	2,208
3,000	Subseries A-1, GO, 5.250%, 08/15/23	3,358
3,000	Subseries B-1, GO, 5.250%, 09/01/24	3,334
2,000	Subseries B-1, GO, 5.250%, 09/01/25	2,204
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,101
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,048
	City of New York, Unrefunded Balance,
3,285	Series E, GO, AGM, 5.000%, 11/01/17	3,461
1,325	Series G, GO, 5.000%, 12/01/19	1,400
1,585	Series H, GO, 5.000%, 08/01/16	1,652
440	County of Niagara, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	461
	County of Onondaga,
3,050	Series A, GO, 5.000%, 03/01/24	3,324
785	Series A, GO, 5.250%, 05/15/16 (p)	850
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,666
1,085	Monroe & Wayne Counties, Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,132
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	966
565	Series B, GO, 5.000%, 12/15/19	647
460	Series B, GO, 5.000%, 12/15/20	526
765	Series B, GO, 5.000%, 12/15/22	859
500	Series B, GO, 5.000%, 12/15/23	554

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Monroe County, Public Improvement Refunding,
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	357
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,135
	Monroe, Orleans & Genesee Counties, Brockport Central School District,
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,142
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,791
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	785
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,106
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,369
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,587
1,000	Nassau County, Hempstead Town, Public Improvement, GO, 4.000%, 08/15/21	1,086
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,470
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,170
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,194
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,155
280	Orange County, Monroe-Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	288
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	21
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,467
6,260	Series C, GO, 5.000%, 04/15/16	6,721
4,000	Series C, GO, 5.000%, 04/15/17	4,278
1,240	Suffolk County, Half Hollow Hills Central School District of Hundtington & Babylon, GO, XLCA, 5.000%, 06/15/18	1,427
1,100	Westchester County, New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,207
1,230	Westchester County, School District, GO, 5.000%, 08/15/20	1,448

		107,251

	Hospital — 2.8%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17	2,542

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — Continued
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,159
370	Rev., NATL-RE, 5.750%, 07/01/19	437
4,875	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series A2, Rev., 5.000%, 07/01/26	5,091
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,287
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,330

		15,846

	Housing — 0.5%
2,000	New York City Housing Development Corp., Capital Fund Program, New York City Housing Authority Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,133
910	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	923

		3,056

	Industrial Development Revenue/Pollution Control Revenue — 1.6%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,606
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series G, Subseries G-2, Rev., 5.000%, 11/01/26	1,523
85	New York State Environmental Facilities Corp., State Water Pollution Control, Revolving Fund, Series B, Rev., 5.200%, 05/15/14	86
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/15	1,080
1,350	Series C, Rev., 5.000%, 12/15/16	1,530

		8,825

	Other Revenue — 13.3%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,226
	New York City Industrial Development Agency, Civic Facility, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,646

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
750	Series A, Rev., AGM, 5.000%, 11/15/19	753
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/28	4,245
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,124
215	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D, Rev., 5.000%, 11/01/15 (p)	235
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,669
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,088
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,073
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	265
670	Series B, Rev., 5.000%, 11/01/18	753
2,275	Series B, Rev., 5.000%, 11/01/20	2,552
1,695	New York City Trust for Cultural Resources, American Museum of Natural History, Refunding, Series A, Rev., 5.000%, 04/01/18	1,940
1,000	New York State Dormitory Authority, 3rd General Resolution, State University Educational Facilities, Series A, Rev., 5.000%, 05/15/27	1,060
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	5,661
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,495
2,000	Series A, Rev., 5.000%, 07/01/26	2,083
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,749
1,000	New York State Municipal Bond Bank Agency, Special School Purpose, Series A, Rev., 5.000%, 12/01/21	1,139
1,000	New York State Power Authority, Series A, Rev., 5.000%, 11/15/21	1,166
780	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/20	898

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,000	New York State Thruway Authority, State Personal Income Tax, Series A, Rev., 5.000%, 03/15/28	2,130
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,781
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	5,838
5,000	State of New York, Tobacco Settlement Financing Corp., Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,001
1,395	Suffolk County Water Authority, Water System, Series A, Rev., 5.000%, 06/01/15	1,506
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,273
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,036
1,010	Series C, Rev., 5.000%, 11/15/21	1,143
1,455	Series C, Rev., 5.000%, 11/15/23	1,613
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,099
1,235	TSASC, Inc., Tobacco Settlement Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,140
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,164
1,000	Series A, Rev., 5.000%, 07/01/23	1,072

		73,616

	Prerefunded — 3.7%
1,175	City of New York, Fiscal Year 2005, Series G, GO, 5.000%, 12/01/14 (p)	1,245
6,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	7,472
	New York City Transitional Finance Authority, Future Tax Secured,
945	Rev., 5.250%, 05/01/19 (p)	1,122
1,055	Series B, Rev., 5.000%, 05/01/17 (p)	1,204
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
235	Rockland County, Clarkstown Central School District, GO, AGM, 5.250%, 04/15/14 (p)	242
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	663
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,678

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,621
100	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 4.750%, 01/01/16 (p)	110

		20,363

	Special Tax — 15.2%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,150
1,000	Series A, Rev., 5.000%, 11/15/21	1,136
	New York City Transitional Finance Authority, Building Aid,
3,000	Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,214
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,681
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,698
	New York City Transitional Finance Authority, Future Tax Secured,
3,250	Series D, Rev., 5.000%, 11/01/25	3,557
5,000	Subseries C-1, Rev., 5.000%, 11/01/19	5,677
1,545	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,690
2,000	New York City Transitional Finance Authority, Recovery, Subseries 3B-1, Rev., 5.000%, 11/01/16	2,259
675	New York Local Government Assistance Corp., Series E, Rev., AGM-CR, 6.000%, 04/01/14	698
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,369
2,500	Series A, Rev., 5.000%, 04/01/20	2,835
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,647
4,000	Series A, Rev., 5.250%, 02/15/23	4,580
2,000	Series B, Rev., 5.000%, 03/15/20	2,272
3,455	Series B, Rev., 5.250%, 02/15/21	3,906
3,100	Series C, Rev., 5.000%, 03/15/24	3,389
	New York State Environmental Facilities Corp., State Personal Income Tax,
1,725	Series A, Rev., 5.000%, 12/15/17	1,944
1,000	Series A, Rev., 5.000%, 12/15/22	1,131
1,000	Series A, Rev., 5.250%, 12/15/17	1,165
2,000	Series A, Rev., 5.250%, 12/15/18	2,346

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,451
2,890	Series A, Rev., 5.000%, 03/15/26	3,160
2,705	Series A, Rev., 5.000%, 03/15/27	2,944
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,505
2,455	Series A, Rev., 5.000%, 03/15/22	2,773
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,317
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,707
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,538
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,770

		84,509

	Transportation — 20.7%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,104
1,000	Series A, Rev., 5.125%, 11/15/24	1,092
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,159
1,000	Series B, Rev., 5.250%, 11/15/22	1,134
2,000	Series B, Rev., 5.250%, 11/15/24	2,237
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16	19,193
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,542
2,000	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/23	2,366
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,346
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,240
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,822
1,500	Series A, Rev., 5.000%, 04/01/22	1,693

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
6,000	Series A, Rev., 5.000%, 04/01/26	6,417
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,717
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,069
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,203
2,500	Series B, Rev., 5.000%, 04/01/22	2,800
8,695	Series B, Rev., 5.000%, 04/01/22	9,869
5,000	Series B, Rev., 5.000%, 04/01/24	5,368
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,137
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,450
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,305
5,000	New York State Thruway Authority, State Personal Income Tax, Series A, Rev., 5.000%, 03/15/17	5,668
755	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	773
	Port Authority of New York & New Jersey, CONS,
3,000	Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,321
4,000	Series 151, Rev., 5.250%, 09/15/23	4,316
5,000	Series 152, Rev., 5.000%, 11/01/22	5,321
1,500	Series 194, Rev., 5.000%, 11/15/18	1,699
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,282

		114,643

	Utility — 3.1%
	Long Island Power Authority, Electric System,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,716
2,000	Series B, Rev., 5.625%, 04/01/24	2,155
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,097
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,660
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,102
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,900
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,835

		17,465

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 3.1%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	908
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	731
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,363
5,330	Series BB, Rev., 5.000%, 06/15/19	5,903
1,000	Series FF, Rev., 5.000%, 06/15/25	1,094
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series B, Rev., 5.500%, 10/15/25	4,968

		16,967

	Total New York	527,014

	Ohio — 0.1%
	Housing — 0.1%
570	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	602

	Puerto Rico — 0.4%
	Other Revenue — 0.4%
	Puerto Rico Highway & Transportation Authority,
1,920	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,278
55	Series Z, Rev., AGM, 6.250%, 07/01/16 (p)	64

	Total Puerto Rico	2,342

	Texas — 0.9%
	General Obligation — 0.9%
1,750	Dallas County, Grand Prairie Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, Series A, GO, PSF-GTD, Zero Coupon, 02/15/17	1,661
3,000	Denton County, Lewisville Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, GO, PSF-GTD, Zero Coupon, 08/15/15	2,953

	Total Texas	4,614

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 0.2%
	Education — 0.2%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	1,286

	Total Municipal Bonds (Cost $509,901)	543,278

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
5,634	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,634)	5,634

	Total Investments — 99.0% (Cost $515,535)	548,912
	Other Assets in Excess of Liabilities — 1.0%	5,751

	NET ASSETS — 100.0%	$554,663

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	43

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.

PRIV	— Private
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund		New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$268,932		$3,937,062		$543,278
Investments in affiliates, at value	1,336		185,002		5,634

Total investment securities, at value	270,268		4,122,064		548,912
Receivables:
Investment securities sold	—		86,118		—
Fund shares sold	621		3,448		627
Interest from non-affiliates	2,948		44,503		6,914
Dividends from affiliates	—	(a)	1		—	(a)

Total Assets	273,837		4,256,134		556,453

LIABILITIES:
Payables:	—		—		—
Distributions	187		7,393		355
Fund shares redeemed	2,136		34,294		964
Accrued liabilities:
Investment advisory fees	71		1,123		146
Administration fees	5		324		41
Shareholder servicing fees	13		591		67
Distribution fees	52		102		134
Custodian and accounting fees	16		74		21
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Other	52		75		62

Total Liabilities	2,532		43,976		1,790

Net Assets	$271,305		$4,212,158		$554,663

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-capital	$259,424	$4,083,086	$516,389
Accumulated undistributed (distributions in excess of) net investment income	269	3,479	537
Accumulated net realized gains (losses)	1,719	4,835	4,360
Net unrealized appreciation (depreciation)	9,893	120,758	33,377

Total Net Assets	$271,305	$4,212,158	$554,663

Net Assets:
Class A	$90,536	$202,295	$211,986
Class B	—	994	1,087
Class C	59,305	84,949	131,435
Institutional Class	58,023	917,687	72,758
Select Class	63,441	3,006,233	137,397

Total	$271,305	$4,212,158	$554,663

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	8,424	18,562	29,532
Class B	—	93	151
Class C	5,558	7,970	18,329
Institutional Class	5,500	85,525	10,096
Select Class	5,904	279,905	19,071

Net Asset Value (a):
Class A — Redemption price per share	$10.75	$10.90	$7.18
Class B — Offering price per share (b)	—	10.71	7.21
Class C — Offering price per share (b)	10.67	10.66	7.17
Institutional Class — Offering and redemption price per share	10.55	10.73	7.21
Select Class — Offering and redemption price per share	10.74	10.74	7.20
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.17	$11.32	$7.46

Cost of investments in non-affiliates	$259,039	$3,816,304	$509,901
Cost of investments in affiliates	1,336	185,002	5,634

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,515	$82,758	$12,149
Dividend income from affiliates	1	9	— (a)

Total investment income	5,516	82,767	12,149

EXPENSES:
Investment advisory fees	483	7,737	975
Administration fees	136	2,174	274
Distribution fees:
Class A	130	309	310
Class B	—	4	5
Class C	279	423	603
Shareholder servicing fees:
Class A	130	309	310
Class B	—	1	2
Class C	93	141	201
Institutional Class	38	546	38
Select Class	85	4,631	205
Custodian and accounting fees	26	133	32
Interest expense to affiliates	— (a)	—	1
Professional fees	29	53	33
Trustees’ and Chief Compliance Officer’s fees	2	29	4
Printing and mailing costs	6	52	15
Registration and filing fees	5	51	8
Transfer agent fees	33	199	70
Other	6	38	6

Total expenses	1,481	16,830	3,092

Less amounts waived	(398)	(1,643)	(275)

Net expenses	1,083	15,187	2,817

Net investment income (loss)	4,433	67,580	9,332

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(254)	490	3,218
Change in net unrealized appreciation/depreciation of investments in non-affiliates	(17,615)	(271,291)	(35,832)

Net realized/unrealized gains (losses)	(17,869)	(270,801)	(32,614)

Change in net assets resulting from operations	$(13,436)	$(203,221)	$(23,282)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,433	$9,263	$67,580	$139,463
Net realized gain (loss)	(254)	3,094	490	14,071
Distributions of capital gains received from investment company affiliates	—	— (a)	—	3
Change in net unrealized appreciation/depreciation	(17,615)	883	(271,291)	(20,256)

Change in net assets resulting from operations	(13,436)	13,240	(203,221)	133,281

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,455)	(2,483)	(3,028)	(6,827)
From net realized gains	—	(121)	—	(667)
Class B
From net investment income	—	—	(11)	(29)
From net realized gains	—	—	—	(3)
Class C
From net investment income	(857)	(1,561)	(1,058)	(2,385)
From net realized gains	—	(95)	—	(329)
Institutional Class
From net investment income	(1,106)	(1,369)	(15,045)	(26,397)
From net realized gains	—	(64)	—	(2,297)
Select Class
From net investment income	(987)	(3,598)	(48,829)	(99,982)
From net realized gains	—	(81)	—	(9,689)

Total distributions to shareholders	(4,405)	(9,372)	(67,971)	(148,605)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(51,719)	(20,001)	(990,500)	481,327

NET ASSETS:
Change in net assets	(69,560)	(16,133)	(1,261,692)	466,003
Beginning of period	340,865	356,998	5,473,850	5,007,847

End of period	$271,305	$340,865	$4,212,158	$5,473,850

Accumulated undistributed (distributions in excess of) net investment income	$269	$241	$3,479	$3,870

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,332	$20,998
Net realized gain (loss)	3,218	2,415
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	(35,832)	(2,679)

Change in net assets resulting from operations	(23,282)	20,734

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,687)	(7,169)
Class B
From net investment income	(15)	(30)
Class C
From net investment income	(1,876)	(3,591)
Institutional Class
From net investment income	(1,235)	(1,668)
Select Class
From net investment income	(2,505)	(8,016)

Total distributions to shareholders	(9,318)	(20,474)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(106,448)	(103,362)

NET ASSETS:
Change in net assets	(139,048)	(103,102)
Beginning of period	693,711	796,813

End of period	$554,663	$693,711

Accumulated undistributed (distributions in excess of) net investment income	$537	$523

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,548	$42,120	$25,760	$64,161
Distributions reinvested	1,418	2,514	2,603	6,931
Cost of shares redeemed	(26,772)	(21,438)	(85,930)	(87,344)

Change in net assets resulting from Class A capital transactions	$(11,806)	$23,196	$(57,567)	$(16,252)

Class B
Proceeds from shares issued	$—	$—	$1	$21
Distributions reinvested	—	—	10	30
Cost of shares redeemed	—	—	(283)	(862)

Change in net assets resulting from Class B capital transactions	$—	$—	$(272)	$(811)

Class C
Proceeds from shares issued	$4,107	$24,776	$6,167	$30,913
Distributions reinvested	761	1,479	943	2,433
Cost of shares redeemed	(22,914)	(14,576)	(44,707)	(30,620)

Change in net assets resulting from Class C capital transactions	$(18,046)	$11,679	$(37,597)	$2,726

Institutional Class
Proceeds from shares issued	$9,077	$65,085	$180,387	$455,074
Distributions reinvested	655	566	4,026	7,901
Cost of shares redeemed	(30,741)	(12,254)	(385,371)	(256,725)

Change in net assets resulting from Institutional Class capital transactions	$(21,009)	$53,397	$(200,958)	$206,250

Select Class
Proceeds from shares issued	$10,722	$54,946	$662,565	$1,621,989
Distributions reinvested	273	2,287	15,609	29,260
Cost of shares redeemed	(11,853)	(165,506)	(1,372,280)	(1,361,835)

Change in net assets resulting from Select Class capital transactions	$(858)	$(108,273)	$(694,106)	$289,414

Total change in net assets resulting from capital transactions	$(51,719)	$(20,001)	$(990,500)	$481,327

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	1,217	3,726	2,271	5,565
Reinvested	128	222	232	601
Redeemed	(2,433)	(1,892)	(7,653)	(7,575)

Change in Class A Shares	(1,088)	2,056	(5,150)	(1,409)

Class B
Issued	—	—	— (a)	1
Reinvested	—	—	1	3
Redeemed	—	—	(25)	(76)

Change in Class B Shares	—	—	(24)	(72)

Class C
Issued	367	2,209	558	2,741
Reinvested	69	131	86	216
Redeemed	(2,094)	(1,295)	(4,089)	(2,718)

Change in Class C Shares	(1,658)	1,045	(3,445)	239

Institutional Class
Issued	837	5,843	16,323	40,142
Reinvested	61	51	365	696
Redeemed	(2,842)	(1,098)	(34,999)	(22,626)

Change in Institutional Class Shares	(1,944)	4,796	(18,311)	18,212

Select Class
Issued	967	4,868	59,636	142,757
Reinvested	25	202	1,413	2,575
Redeemed	(1,080)	(14,574)	(124,901)	(119,849)

Change in Select Class Shares	(88)	(9,504)	(63,852)	25,483

(a)	Amount rounds to less than 1,000 (shares).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,808	$62,939
Distributions reinvested	3,564	6,904
Cost of shares redeemed	(57,450)	(67,728)

Change in net assets resulting from Class A capital transactions	$(37,078)	$2,115

Class B
Proceeds from shares issued	$—	$1
Distributions reinvested	15	30
Cost of shares redeemed	(260)	(188)

Change in net assets resulting from Class B capital transactions	$(245)	$(157)

Class C
Proceeds from shares issued	$11,821	$50,472
Distributions reinvested	1,780	3,411
Cost of shares redeemed	(49,990)	(38,176)

Change in net assets resulting from Class C capital transactions	$(36,389)	$15,707

Institutional Class
Proceeds from shares issued	$13,053	$37,994
Distributions reinvested	797	1,112
Cost of shares redeemed	(11,932)	(8,136)

Change in net assets resulting from Institutional Class capital transactions	$1,918	$30,970

Select Class
Proceeds from shares issued	$6,662	$60,700
Distributions reinvested	772	3,534
Cost of shares redeemed	(42,088)	(216,231)

Change in net assets resulting from Select Class capital transactions	$(34,654)	$(151,997)

Total change in net assets resulting from capital transactions	$(106,448)	$(103,362)

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	2,249	8,332
Reinvested	484	914
Redeemed	(7,826)	(8,966)

Change in Class A Shares	(5,093)	280

Class B
Issued	—	— (a)
Reinvested	2	5
Redeemed	(35)	(25)

Change in Class B Shares	(33)	(20)

Class C
Issued	1,583	6,684
Reinvested	242	451
Redeemed	(6,799)	(5,052)

Change in Class C Shares	(4,974)	2,083

Institutional Class
Issued	1,761	5,009
Reinvested	108	146
Redeemed	(1,623)	(1,071)

Change in Institutional Class Shares	246	4,084

Select Class
Issued	905	8,017
Reinvested	104	466
Redeemed	(5,698)	(28,429)

Change in Select Class Shares	(4,689)	(19,946)

(a)	Amount rounds to less than 1,000 (shares).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.37	$0.16	(f)	$(0.62)	$(0.46)	$(0.16)	$—	$(0.16)
Year Ended February 28, 2013	11.27	0.29	(f)	0.10	0.39	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2012	10.43	0.33	(f)	0.84	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(f)	(0.15)	0.17	(0.32)	—	(0.32)
Year Ended February 28, 2010	10.24	0.34	(f)	0.34	0.68	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.07	0.38	(f)	0.17	0.55	(0.38)	—	(0.38)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.29	0.13	(f)	(0.62)	(0.49)	(0.13)	—	(0.13)
Year Ended February 28, 2013	11.19	0.23	(f)	0.11	0.34	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2012	10.36	0.27	(f)	0.84	1.11	(0.28)	—	(0.28)
Year Ended February 28, 2011	10.51	0.26	(f)	(0.14)	0.12	(0.27)	—	(0.27)
Year Ended February 28, 2010	10.18	0.28	(f)	0.34	0.62	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.02	0.33	(f)	0.16	0.49	(0.33)	—	(0.33)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	11.17	0.16	(f)	(0.61)	(0.45)	(0.17)	—	(0.17)
Year Ended February 28, 2013	11.07	0.30	(f)	0.10	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.25	0.34	(f)	0.82	1.16	(0.34)	—	(0.34)
Year Ended February 28, 2011	10.41	0.32	(f)	(0.15)	0.17	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.08	0.35	(f)	0.33	0.68	(0.35)	—	(0.35)
Year Ended February 28, 2009	9.92	0.39	(f)	0.16	0.55	(0.39)	—	(0.39)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.37	0.16	(f)	(0.63)	(0.47)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.27	0.29	(f)	0.11	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.43	0.34	(f)	0.83	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(f)	(0.15)	0.17	(0.32)	—	(0.32)
Year Ended February 28, 2010	10.24	0.35	(f)	0.33	0.68	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.07	0.39	(f)	0.17	0.56	(0.39)	—	(0.39)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.75	(4.08)%	$90,536	0.59%	2.84%	0.95%	5%
11.37	3.55	108,158	0.58	2.57	0.95	21
11.27	11.38	84,031	0.59	3.04	0.97	7
10.43	1.58	63,899	0.58	3.00	0.96	4
10.58	6.74	70,001	0.58	3.23	0.96	4
10.24	5.59	15,708	0.60	3.78	1.01	14

10.67	(4.35)	59,305	1.09	2.33	1.45	5
11.29	3.05	81,461	1.08	2.07	1.45	21
11.19	10.81	69,057	1.09	2.54	1.47	7
10.36	1.09	51,267	1.08	2.50	1.46	4
10.51	6.22	47,012	1.08	2.68	1.45	4
10.18	5.03	3,290	1.10	3.29	1.51	14

10.55	(4.10)	58,023	0.49	2.93	0.55	5
11.17	3.72	83,122	0.48	2.68	0.56	21
11.07	11.49	29,325	0.49	3.15	0.57	7
10.25	1.62	36,117	0.48	3.11	0.56	4
10.41	6.85	47,885	0.49	3.45	0.57	4
10.08	5.68	56,110	0.50	3.88	0.61	14

10.74	(4.14)	63,441	0.54	2.89	0.70	5
11.37	3.58	68,124	0.53	2.58	0.70	21
11.27	11.44	174,585	0.54	3.09	0.72	7
10.43	1.64	132,449	0.53	3.06	0.71	4
10.58	6.80	125,503	0.53	3.36	0.71	4
10.24	5.65	92,558	0.55	3.83	0.76	14

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.50	$0.14	(f)	$(0.60)	$(0.46)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.53	0.29	(f)	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	(f)	0.58	0.90	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2011	11.11	0.32	(f)	(0.17)	0.15	(0.31)	— (g)	(0.31)
Year Ended February 28, 2010	10.81	0.34	(f)	0.31	0.65	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2009	10.54	0.36	(f)	0.27	0.63	(0.36)	—	(0.36)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.31	0.10	(f)	(0.59)	(0.49)	(0.11)	—	(0.11)
Year Ended February 28, 2013	11.34	0.21	(f)	(0.01)	0.20	(0.20)	(0.03)	(0.23)
Year Ended February 29, 2012	10.77	0.24	(f)	0.58	0.82	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.94	0.24	(f)	(0.17)	0.07	(0.24)	— (g)	(0.24)
Year Ended February 28, 2010	10.64	0.26	(f)	0.31	0.57	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2009	10.38	0.29	(f)	0.26	0.55	(0.29)	—	(0.29)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.25	0.10	(f)	(0.58)	(0.48)	(0.11)	—	(0.11)
Year Ended February 28, 2013	11.29	0.21	(f)	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	(f)	0.57	0.81	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.89	0.24	(f)	(0.16)	0.08	(0.24)	— (g)	(0.24)
Year Ended February 28, 2010	10.61	0.26	(f)	0.30	0.56	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2009	10.36	0.29	(f)	0.25	0.54	(0.29)	—	(0.29)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	11.32	0.15	(f)	(0.58)	(0.43)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.36	0.32	(f)	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	(f)	0.58	0.92	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2011	10.95	0.34	(f)	(0.16)	0.18	(0.34)	— (g)	(0.34)
Year Ended February 28, 2010	10.66	0.36	(f)	0.30	0.66	(0.36)	(0.01)	(0.37)
Year Ended February 28, 2009	10.40	0.39	(f)	0.25	0.64	(0.38)	—	(0.38)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.33	0.15	(f)	(0.59)	(0.44)	(0.15)	—	(0.15)
Year Ended February 28, 2013	11.37	0.31	(f)	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	(f)	0.58	0.91	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2011	10.96	0.33	(f)	(0.16)	0.17	(0.33)	— (g)	(0.33)
Year Ended February 28, 2010	10.67	0.35	(f)	0.30	0.65	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2009	10.41	0.38	(f)	0.25	0.63	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.90	(4.00)%	$202,295	0.74%	2.47%	0.91%	8%
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14
10.95	1.39	308,840	0.74	2.85	0.92	12
11.11	6.05	380,458	0.74	3.05	0.92	11
10.81	6.08	169,717	0.75	3.40	0.93	15

10.71	(4.37)	994	1.40	1.81	1.41	8
11.31	1.79	1,326	1.40	1.89	1.41	14
11.34	7.73	2,142	1.41	2.17	1.42	14
10.77	0.61	4,826	1.41	2.19	1.42	12
10.94	5.42	11,525	1.41	2.37	1.42	11
10.64	5.36	6,214	1.42	2.75	1.43	15

10.66	(4.31)	84,949	1.40	1.81	1.41	8
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14
10.73	0.74	132,680	1.41	2.18	1.42	12
10.89	5.33	162,154	1.41	2.37	1.42	11
10.61	5.32	39,511	1.43	2.72	1.43	15

10.73	(3.85)	917,687	0.49	2.72	0.51	8
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14
10.79	1.66	904,992	0.49	3.10	0.52	12
10.95	6.31	911,417	0.49	3.33	0.53	11
10.66	6.31	860,575	0.50	3.67	0.53	15

10.74	(3.90)	3,006,233	0.58	2.63	0.66	8
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14
10.80	1.55	3,909,267	0.58	3.01	0.67	12
10.96	6.20	3,702,164	0.58	3.23	0.68	11
10.67	6.20	3,202,634	0.59	3.58	0.68	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$7.55	$0.11	(f)	$(0.37)	$(0.26)	$(0.11)
Year Ended February 28, 2013	7.56	0.21	(f)	(0.01)	0.20	(0.21)
Year Ended February 29, 2012	7.13	0.23	(f)	0.43	0.66	(0.23)
Year Ended February 28, 2011	7.29	0.23	(f)	(0.16)	0.07	(0.23)
Year Ended February 28, 2010	7.06	0.23	(f)	0.23	0.46	(0.23)
Year Ended February 28, 2009	6.90	0.25	(f)	0.16	0.41	(0.25)

Class B
Six Months Ended August 31, 2013 (Unaudited)	7.58	0.09	(f)	(0.37)	(0.28)	(0.09)
Year Ended February 28, 2013	7.59	0.16	(f)	(0.01)	0.15	(0.16)
Year Ended February 29, 2012	7.16	0.18	(f)	0.43	0.61	(0.18)
Year Ended February 28, 2011	7.31	0.18	(f)	(0.14)	0.04	(0.19)
Year Ended February 28, 2010	7.09	0.18	(f)	0.22	0.40	(0.18)
Year Ended February 28, 2009	6.92	0.21	(f)	0.16	0.37	(0.20)

Class C
Six Months Ended August 31, 2013 (Unaudited)	7.55	0.09	(f)	(0.38)	(0.29)	(0.09)
Year Ended February 28, 2013	7.56	0.16	(f)	(0.01)	0.15	(0.16)
Year Ended February 29, 2012	7.13	0.18	(f)	0.43	0.61	(0.18)
Year Ended February 28, 2011	7.28	0.18	(f)	(0.15)	0.03	(0.18)
Year Ended February 28, 2010	7.06	0.18	(f)	0.22	0.40	(0.18)
Year Ended February 28, 2009	6.90	0.20	(f)	0.17	0.37	(0.21)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	7.58	0.12	(f)	(0.37)	(0.25)	(0.12)
Year Ended February 28, 2013	7.59	0.23	(f)	(0.01)	0.22	(0.23)
Year Ended February 29, 2012	7.16	0.25	(f)	0.43	0.68	(0.25)
Year Ended February 28, 2011	7.31	0.25	(f)	(0.15)	0.10	(0.25)
Year Ended February 28, 2010	7.09	0.25	(f)	0.22	0.47	(0.25)
Year Ended February 28, 2009	6.92	0.27	(f)	0.17	0.44	(0.27)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	7.58	0.12	(f)	(0.38)	(0.26)	(0.12)
Year Ended February 28, 2013	7.59	0.22	(f)	(0.02)	0.20	(0.21)
Year Ended February 29, 2012	7.16	0.23	(f)	0.43	0.66	(0.23)
Year Ended February 28, 2011	7.31	0.24	(f)	(0.15)	0.09	(0.24)
Year Ended February 28, 2010	7.09	0.24	(f)	0.21	0.45	(0.23)
Year Ended February 28, 2009	6.92	0.26	(f)	0.17	0.43	(0.26)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$7.18	(3.43)%	$211,986	0.75%	2.99%	0.94%	1%
7.55	2.61	261,565	0.74	2.79	0.93	7
7.56	9.41	259,552	0.75	3.10	0.94	5
7.13	1.00	243,933	0.75	3.19	0.94	6
7.29	6.63	279,898	0.74	3.20	0.94	6
7.06	6.10	154,737	0.75	3.65	0.95	10

7.21	(3.73)	1,087	1.44	2.30	1.44	1
7.58	1.94	1,395	1.42	2.11	1.43	7
7.59	8.56	1,553	1.44	2.43	1.44	5
7.16	0.46	2,655	1.43	2.50	1.43	6
7.31	5.71	6,210	1.43	2.55	1.44	6
7.09	5.48	7,938	1.45	2.95	1.45	10

7.17	(3.88)	131,435	1.44	2.30	1.44	1
7.55	1.96	175,902	1.42	2.10	1.43	7
7.56	8.63	160,321	1.44	2.41	1.44	5
7.13	0.42	141,174	1.43	2.50	1.44	6
7.28	5.78	177,204	1.42	2.50	1.43	6
7.06	5.47	56,567	1.45	2.93	1.45	10

7.21	(3.30)	72,758	0.50	3.25	0.54	1
7.58	2.88	74,702	0.49	3.04	0.53	7
7.59	9.59	43,753	0.50	3.35	0.54	5
7.16	1.40	38,866	0.50	3.43	0.54	6
7.31	6.70	57,134	0.49	3.48	0.54	6
7.09	6.52	67,351	0.50	3.90	0.55	10

7.20	(3.50)	137,397	0.65	3.09	0.69	1
7.58	2.71	180,147	0.66	2.85	0.68	7
7.59	9.40	331,634	0.69	3.17	0.69	5
7.16	1.22	362,574	0.68	3.25	0.69	6
7.31	6.49	438,650	0.68	3.29	0.69	6
7.09	6.31	420,069	0.70	3.70	0.70	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for California Tax Free Bond Fund). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

60	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

JPMorgan California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,336	$268,932	$—	$270,268

JPMorgan Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,292	$—	$11,292
General Obligation	—	4,201	—	4,201

Total Alabama	—	15,493	—	15,493

Alaska
Certificate of Participation/Lease	—	14,075	—	14,075
Other Revenue	—	9,260	—	9,260
Utility	—	3,335	—	3,335

Total Alaska	—	26,670	—	26,670

Arizona
Certificate of Participation/Lease	—	25,916	—	25,916
General Obligation	—	2,372	—	2,372
Hospital	—	19,266	—	19,266
Other Revenue	—	2,391	—	2,391
Prerefunded	—	21,522	—	21,522
Transportation	—	10,674	—	10,674
Utility	—	2,804	—	2,804
Water & Sewer	—	1,105	—	1,105

Total Arizona	—	86,050	—	86,050

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arkansas
Other Revenue	$—	$1,085	$—	$1,085

California
Certificate of Participation/Lease	—	30,859	—	30,859
Education	—	35,390	—	35,390
General Obligation	—	281,351	—	281,351
Hospital	—	5,068	—	5,068
Other Revenue	—	145,794	—	145,794
Prerefunded	—	12,177	—	12,177
Transportation	—	2,913	—	2,913
Utility	—	12,852	—	12,852
Water & Sewer	—	31,235	—	31,235

Total California	—	557,639	—	557,639

Colorado
Certificate of Participation/Lease	—	5,602	—	5,602
Education	—	3,150	—	3,150
General Obligation	—	75,418	—	75,418
Hospital	—	1,448	—	1,448
Prerefunded	—	71,895	—	71,895

Total Colorado	—	157,513	—	157,513

Connecticut
General Obligation	—	17,147	—	17,147
Housing	—	4,230	—	4,230
Other Revenue	—	12,625	—	12,625

Total Connecticut	—	34,002	—	34,002

Delaware
General Obligation	—	14,757	—	14,757

District of Columbia
Certificate of Participation/Lease	—	4,866	—	4,866
Other Revenue	—	16,652	—	16,652

Total District of Columbia	—	21,518	—	21,518

Florida
Certificate of Participation/Lease	—	4,231	—	4,231
Education	—	10,435	—	10,435
General Obligation	—	102,683	—	102,683
Housing	—	7,952	—	7,952
Other Revenue	—	28,692	—	28,692
Special Tax	—	7,142	—	7,142
Transportation	—	6,771	—	6,771
Water & Sewer	—	9,223	—	9,223

Total Florida	—	177,129	—	177,129

Georgia
General Obligation	—	41,397	—	41,397
Other Revenue	—	37,361	—	37,361
Special Tax	—	10,223	—	10,223
Utility	—	1,615	—	1,615
Water & Sewer	—	35,458	—	35,458

Total Georgia	—	126,054	—	126,054

62	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	$—	$23,124	$—	$23,124
Transportation	—	15,746	—	15,746

Total Hawaii	—	38,870	—	38,870

Idaho
Hospital	—	13,857	—	13,857

Illinois
Education	—	8,337	—	8,337
General Obligation	—	43,148	—	43,148
Hospital	—	2,886	—	2,886
Other Revenue	—	7,437	—	7,437
Prerefunded	—	14,143	—	14,143
Transportation	—	31,603	—	31,603

Total Illinois	—	107,554	—	107,554

Indiana
Certificate of Participation/Lease	—	6,007	—	6,007
Other Revenue	—	57,929	—	57,929
Transportation	—	3,301	—	3,301

Total Indiana	—	67,237	—	67,237

Iowa
General Obligation	—	9,472	—	9,472
Housing	—	873	—	873
Other Revenue	—	19,734	—	19,734

Total Iowa	—	30,079	—	30,079

Kansas
General Obligation	—	12,605	—	12,605
Other Revenue	—	43,325	—	43,325
Prerefunded	—	56,792	—	56,792

Total Kansas	—	112,722	—	112,722

Kentucky
Certificate of Participation/Lease	—	10,543	—	10,543
Education	—	5,702	—	5,702
General Obligation	—	1,070	—	1,070
Hospital	—	1,131	—	1,131
Other Revenue	—	10,449	—	10,449
Prerefunded	—	544	—	544
Transportation	—	2,134	—	2,134
Utility	—	3,270	—	3,270
Water & Sewer	—	9,379	—	9,379

Total Kentucky	—	44,222	—	44,222

Louisiana
General Obligation	—	3,904	1,461	5,365
Hospital	—	1,072	—	1,072
Housing	—	1,771	—	1,771
Other Revenue	—	13,283	—	13,283
Prerefunded	—	36,535	—	36,535
Special Tax	—	28,633	—	28,633
Transportation	—	2,328	—	2,328

Total Louisiana	—	87,526	1,461	88,987

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maryland
Certificate of Participation/Lease	$—	$—	$2,289	$2,289
Education	—	5,547	—	5,547
General Obligation	—	46,901	—	46,901
Transportation	—	14,676	—	14,676

Total Maryland	—	67,124	2,289	69,413

Massachusetts
Certificate of Participation/Lease	—	17,120	—	17,120
Education	—	8,794	—	8,794
General Obligation	—	34,606	—	34,606
Other Revenue	—	19,113	—	19,113
Prerefunded	—	19,008	—	19,008
Special Tax	—	4,656	—	4,656
Transportation	—	3,757	—	3,757
Water & Sewer	—	7,985	—	7,985

Total Massachusetts	—	115,039	—	115,039

Michigan
Education	—	4,434	—	4,434
General Obligation	—	16,472	—	16,472
Other Revenue	—	9,979	—	9,979
Utility	—	1,610	—	1,610
Water & Sewer	—	20,645	—	20,645

Total Michigan	—	53,140	—	53,140

Minnesota
General Obligation	—	34,330	—	34,330
Prerefunded	—	8,765	—	8,765
Transportation	—	6,239	—	6,239
Utility	—	4,730	—	4,730

Total Minnesota	—	54,064	—	54,064

Mississippi
Prerefunded	—	41,223	—	41,223

Missouri
General Obligation	—	15,225	—	15,225
Housing	—	1,325	—	1,325
Other Revenue	—	43,835	—	43,835
Prerefunded	—	4,907	—	4,907
Transportation	—	21,091	—	21,091
Water & Sewer	—	9,349	—	9,349

Total Missouri	—	95,732	—	95,732

Montana
Transportation	—	3,472	—	3,472

Nebraska
Other Revenue	—	9,071	—	9,071
Utility	—	2,722	—	2,722

Total Nebraska	—	11,793	—	11,793

64	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Certificate of Participation/Lease	$—	$16,446	$—	$16,446
Education	—	18,545	—	18,545
Industrial Development Revenue/Pollution Control Revenue	—	4,163	—	4,163
Other Revenue	—	59,246	—	59,246
Prerefunded	—	20,722	—	20,722
Transportation	—	12,879	—	12,879
Water & Sewer	—	6,970	—	6,970

Total New Jersey	—	138,971	—	138,971

New Mexico
Education	—	12,155	—	12,155
Housing	—	5,249	—	5,249
Industrial Development Revenue/Pollution Control Revenue	—	1,167	—	1,167
Other Revenue	—	21,310	—	21,310

Total New Mexico	—	39,881	—	39,881

New York
Certificate of Participation/Lease	—	6,221	—	6,221
Education	—	32,711	—	32,711
General Obligation	—	23,246	—	23,246
Hospital	—	3,251	—	3,251
Housing	—	3,148	—	3,148
Other Revenue	—	332,490	—	332,490
Prerefunded	—	11,580	—	11,580
Special Tax	—	86,162	—	86,162
Transportation	—	8,463	—	8,463
Utility	—	17,502	—	17,502

Total New York	—	524,774	—	524,774

North Carolina
General Obligation	—	87,240	—	87,240
Hospital	—	2,454	—	2,454
Other Revenue	—	19,411	—	19,411
Utility	—	5,645	—	5,645

Total North Carolina	—	114,750	—	114,750

Ohio
Certificate of Participation/Lease	—	4,833	—	4,833
General Obligation	—	17,980	—	17,980
Housing	—	818	—	818
Industrial Development Revenue/Pollution Control Revenue	—	519	—	519
Other Revenue	—	17,880	—	17,880
Prerefunded	—	836	—	836
Transportation	—	12,144	—	12,144

Total Ohio	—	55,010	—	55,010

Oklahoma
Education	—	15,004	—	15,004
Housing	—	493	—	493
Other Revenue	—	12,284	—	12,284
Utility	—	1,635	—	1,635

Total Oklahoma	—	29,416	—	29,416

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oregon
Certificate of Participation/Lease	$—	$4,148	$—	$4,148
General Obligation	—	2,878	—	2,878
Water & Sewer	—	2,703	—	2,703

Total Oregon	—	9,729	—	9,729

Pennsylvania
Education	—	9,537	—	9,537
General Obligation	—	51,560	—	51,560
Hospital	—	15,178	—	15,178
Other Revenue	—	1,184	—	1,184

Total Pennsylvania	—	77,459	—	77,459

Puerto Rico
Prerefunded	—	12,090	—	12,090

Rhode Island
Other Revenue	—	3,259	—	3,259

South Carolina
Education	—	16,066	—	16,066
General Obligation	—	45,835	—	45,835
Other Revenue	—	973	—	973
Utility	—	9,972	—	9,972
Water & Sewer	—	5,072	—	5,072

Total South Carolina	—	77,918	—	77,918

South Dakota
Prerefunded	—	551	—	551

Tennessee
General Obligation	—	17,457	—	17,457
Utility	—	14,706	—	14,706

Total Tennessee	—	32,163	—	32,163

Texas
Certificate of Participation/Lease	—	3,127	—	3,127
Education	—	29,351	—	29,351
General Obligation	—	110,059	—	110,059
Hospital	—	20,283	—	20,283
Other Revenue	—	74,973	—	74,973
Prerefunded	—	23,098	—	23,098
Special Tax	—	11,229	—	11,229
Transportation	—	31,942	—	31,942
Utility	—	1,189	—	1,189
Water & Sewer	—	11,140	—	11,140

Total Texas	—	316,391	—	316,391

Utah
General Obligation	—	5,720	—	5,720
Other Revenue	—	14,660	—	14,660
Prerefunded	—	841	—	841
Water & Sewer	—	9,939	—	9,939

Total Utah	—	31,160	—	31,160

66	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Virginia
Education	$—	$6,191	$—	$6,191
General Obligation	—	26,291	—	26,291
Industrial Development Revenue/Pollution Control Revenue	—	2,161	—	2,161
Other Revenue	—	33,993	—	33,993
Transportation	—	12,018	—	12,018
Water & Sewer	—	12,460	—	12,460

Total Virginia	—	93,114	—	93,114

Washington
General Obligation	—	59,303	—	59,303
Hospital	—	3,676	—	3,676
Other Revenue	—	37,384	—	37,384
Water & Sewer	—	1,416	—	1,416

Total Washington	—	101,779	—	101,779

West Virginia
Education	—	5,079	—	5,079
General Obligation	—	3,209	—	3,209
Other Revenue	—	5,588	—	5,588
Prerefunded	—	15,883	—	15,883
Transportation	—	1,638	—	1,638
Utility	—	700	—	700
Water & Sewer	—	2,770	—	2,770

Total West Virginia	—	34,867	—	34,867

Wisconsin
General Obligation	—	70,486	—	70,486
Hospital	—	7,980	—	7,980

Total Wisconsin	—	78,466	—	78,466

Total Municipal Bonds	—	3,933,312	3,750	3,937,062

Short-Term Investments
Investment Companies	$185,002	$—	$—	$185,002

Total Investments in Securities	$185,002	$3,933,312	$3,750	$4,122,064

JPMorgan New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,627	$—	$1,627

Florida
Water & Sewer	—	—	993	993

Hawaii
Water & Sewer	—	870	—	870

Louisiana
General Obligation	—	1,691	—	1,691

New Jersey
Other Revenue	—	2,239	—	2,239

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Certificate of Participation/Lease	$—	$30,319	$—	$30,319
Education	—	34,154	—	34,154
General Obligation	—	107,251	—	107,251
Hospital	—	15,846	—	15,846
Housing	—	3,056	—	3,056
Industrial Development Revenue/Pollution Control Revenue	—	8,825	—	8,825
Other Revenue	—	73,616	—	73,616
Prerefunded	—	20,363	—	20,363
Special Tax	—	84,509	—	84,509
Transportation	—	114,643	—	114,643
Utility	—	17,465	—	17,465
Water & Sewer	—	16,967	—	16,967

Total New York	—	527,014	—	527,014

Ohio
Housing	—	602	—	602

Puerto Rico
Other Revenue	—	2,342	—	2,342

Texas
General Obligation	—	4,614	—	4,614

Wisconsin
Education	—	1,286	—	1,286

Total Municipal Bonds	—	542,285	993	543,278

Short-Term Investment
Investment Company	5,634	—	—	5,634

Total Investments in Securities	$5,634	$542,285	$993	$548,912

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
California Tax Free Bond Fund	$517	0.2%
Intermediate Tax Free Bond Fund	11,730	0.3
New York Tax Free Bond Fund	2,279	0.4

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2013, Intermediate Tax Free Bond Fund had when-issued securities on its SOI.

68	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$8	$—
Intermediate Tax Free Bond Fund	9	1
New York Tax Free Bond Fund	15	1

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.65

The expense limitation agreements were in effect for the six months ended August, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$—	$80	$257	$45	$382
Intermediate Tax Free Bond Fund	8	—	1,436	—	1,444
New York Tax Free Bond Fund	—	—	274	—	274

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

California Tax Free Bond Fund	$16
Intermediate Tax Free Bond Fund	199
New York Tax Free Bond Fund	1

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

70	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$15,545	$41,977
Intermediate Tax Free Bond Fund	383,669	1,370,746
New York Tax Free Bond Fund	5,011	110,156

During the six months ended August 31, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$260,375	$13,358	$3,465	$9,893
Intermediate Tax Free Bond Fund	4,001,306	187,586	66,828	120,758
New York Tax Free Bond Fund	515,535	35,617	2,240	33,377
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Funds did not have any post-enactment or pre-enactment net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for all Funds.

In addition, California Tax Free Bond Fund and New York Tax Free Bond Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares. Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

72	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$959.20	$2.91	0.59%
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class C
Actual	1,000.00	956.50	5.38	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Institutional Class
Actual	1,000.00	959.00	2.42	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	959.50	2.67	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	960.00	3.66	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class B
Actual	1,000.00	956.30	6.90	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class C
Actual	1,000.00	956.90	6.91	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Institutional Class
Actual	1,000.00	961.50	2.42	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	961.00	2.87	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	73

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$965.70	$3.72	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	962.70	7.12	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Class C
Actual	1,000.00	961.20	7.12	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Institutional Class
Actual	1,000.00	967.00	2.48	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Select Class
Actual	1,000.00	966.30	3.22	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

74	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

J.P. Morgan Tax Free Funds — JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the Funds’ performance as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has or has agreed to put in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

76	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Trustees also considered the Funds’ performance in light of its investment strategies and high-quality focus as compared to those of the Universe Group which included competitor funds that did not have a similar focus. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered an analysis prepared by the independent consultant that included an evaluation of the Funds’ performance based on a mix of risk and return factors. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance was in the fourth, third and second quintiles for Class A shares and in the fourth, second and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance was in the fifth, fifth and fourth quintiles for Class A shares and in the fifth, fourth and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

The Trustees noted that the New York Tax Free Bond Fund’s performance was in the fourth, third and third quintiles for Class A shares and in the fourth, third and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the first and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the third quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A

AUGUST 31, 2013	J.P. MORGAN TAX FREE FUNDS	77

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and Select Class shares were in the third and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

78	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-TF-813

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2013 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-2.41%
Barclays U.S. Aggregate Index	-2.61%

Net Assets as of 8/31/2013 (In Thousands)	$25,286,132
Duration as of 8/31/2013	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund modestly outperformed the Barclays U.S. Aggregate Index (the “Benchmark”) for the reporting period. During the six months ended August 31, 2013, the Fund’s duration was shorter than that of the Benchmark, which contributed to relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Also contributing to relative performance were the Fund’s security selection and underweight position relative to the Benchmark in the investment grade corporate bond sector. Elsewhere, an out-of-Benchmark allocation to agency collateralized mortgage obligations was also beneficial given the sector’s outperformance versus the Benchmark.

Detracting from relative performance during the reporting period was the Fund’s yield curve positioning. Specifically, the Fund was overweight the five-to-ten-year portion of the curve, which saw the greatest rise in rates. The Fund’s modest out-

of-Benchmark position in Treasury Inflation-Protected Securities (“TIPS”) was also detrimental to relative performance as TIPS performed poorly during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	29.2%
U.S. Treasury Obligations	20.7
Corporate Bonds	18.7
Mortgage Pass-Through Securities	16.8
Asset-Backed Securities	6.0
Commercial Mortgage-Backed Securities	4.1
U.S. Government Agency Securities	2.7
Others (each less than 1.0%)	1.3
Short-Term Investment	0.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		(2.49)%	(1.97)%	5.60%	4.95%
With Sales Charge**		(6.16)	(5.63)	4.81	4.56
CLASS B SHARES	8/26/96
Without CDSC		(2.81)	(2.68)	4.89	4.42
With CDSC***		(7.81)	(7.68)	4.56	4.42
CLASS C SHARES	3/22/99
Without CDSC		(2.72)	(2.59)	4.91	4.27
With CDSC****		(3.72)	(3.59)	4.91	4.27
CLASS R2 SHARES	11/3/08	(2.61)	(2.28)	5.31	4.69
CLASS R5 SHARES	5/15/06	(2.35)	(1.68)	5.90	5.22
CLASS R6 SHARES	2/22/05	(2.33)	(1.66)	5.96	5.30
SELECT CLASS SHARES	6/1/91	(2.41)	(1.81)	5.76	5.13

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.66%
Barclays U.S. Aggregate Index	-2.61%

Net Assets as of 8/31/2013 (In Thousands)	$2,555,342
Duration as of 8/31/2013	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund (Select Class Shares) outperformed the Barclays U.S. Aggregate Index (the “Benchmark”) for the reporting period. The Fund’s outperformance was driven primarily by the Fund’s shorter duration relative to that of the Benchmark. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s out-of-Benchmark allocation to high yield bonds (also known as “junk bonds”) was beneficial for results as these securities significantly outperformed the Benchmark for the reporting period. An out-of- Benchmark allocation to collateralized mortgage obligations, asset-backed securities, and commercial mortgage-backed securities was also beneficial given the sector’s outperformance versus the Benchmark.

Detracting from relative performance during the reporting period was the Fund’s security selection among agency and Treasury securities. The Fund’s positions in these sectors generally had longer durations than those in the Benchmark, which was a drag on relative performance. The Fund’s modest out-of-Benchmark position in Treasury Inflation-Protected

Securities (“TIPS”) was also detrimental to relative performance as the sector performed poorly during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Corporate Bonds	36.5%
Collateralized Mortgage Obligations	18.0
U.S. Treasury Obligations	12.1
Mortgage Pass-Through Securities	10.3
Commercial Mortgage-Backed Securities	8.6
Asset-Backed Securities	7.8
Foreign Government Securities	1.7
U.S. Government Agency Securities	1.4
Loan Assignments	1.2
Others (each less than 1.0%)	1.9
Short-Term Investment	0.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		(1.72)%	(0.04)%	6.57%	5.25%
With Sales Charge**		(5.39)	(3.78)	5.77	4.84
CLASS B SHARES	5/31/95
Without CDSC		(2.02)	(0.69)	5.92	4.74
With CDSC***		(7.02)	(5.69)	5.60	4.74
CLASS C SHARES	5/30/00
Without CDSC		(2.04)	(0.81)	5.91	4.61
With CDSC****		(3.04)	(1.81)	5.91	4.61
CLASS R2 SHARES	11/3/08	(1.91)	(0.54)	6.17	4.88
CLASS R6 SHARES	2/22/05	(1.54)	0.29	6.99	5.65
INSTITUTIONAL CLASS SHARES	6/19/09	(1.47)	0.23	6.88	5.51
SELECT CLASS SHARES	3/5/93	(1.66)	(0.05)	6.71	5.43

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.36%
Barclays U.S. Government Bond Index	-2.36%

Net Assets as of 8/31/2013 (In Thousands)	$1,655,988
Duration as of 8/31/2013	5.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the reporting period, the Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations (“CMOs”) and U.S. Treasury securities. The six-month period ended August 31, 2013 was a challenging environment for the fixed income market. The Fund posted a negative absolute return and underperformed the Barclays U.S. Government Bond Index (the “Benchmark”) for the reporting period. Interest rates moved sharply higher after Federal Reserve Board (“Fed”) Chairman Bernanke suggested that the central bank might begin tapering its purchase of bonds sooner than previously anticipated. U.S. Treasury securities performed poorly during the reporting period as interest rates moved higher (generally, bond prices fall when interest rates rise). The Fund’s longer duration versus that of the Benchmark detracted from its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. In addition, the Fund’s out-of-Benchmark allocation to agency CMOs detracted from relative performance as these positions lagged the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers aimed to keep the duration of the Fund between a range of 5.25 to 5.75 years and focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.8%
U.S. Treasury Obligations	27.1
U.S. Government Agency Securities	19.1
Mortgage Pass-Through Securities	5.5
Others (each less than 1.0%)	0.4
Short-Term Investment	5.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		(3.49)%	(3.77)%	4.85%	4.77%
With Sales Charge**		(7.11)	(7.40)	4.05	4.37
CLASS B SHARES	1/14/94
Without CDSC		(3.85)	(4.47)	4.08	4.17
With CDSC***		(8.85)	(9.47)	3.74	4.17
CLASS C SHARES	3/22/99
Without CDSC		(3.86)	(4.49)	4.06	4.02
With CDSC****		(4.86)	(5.49)	4.06	4.02
CLASS R2 SHARES	11/3/08	(3.61)	(3.99)	4.57	4.52
SELECT CLASS SHARES	2/8/93	(3.36)	(3.44)	5.12	5.04

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.95%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	0.84%

Net Assets as of 8/31/2013 (In Thousands)	$10,367,446
Duration as of 8/31/2013	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. Despite this challenging backdrop, high yield fixed income securities (also known as “junk bonds”) generated a positive return. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period. New issuance of high yield securities was strong during the reporting period as a whole. This occurred as many companies looked to take advantage of the relatively low interest rate environment and extend their maturity profiles.

The Fund (Select Class Shares) outperformed the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”) for the six months ended August 31, 2013. The Fund’s outperformance was driven by security selection. The Fund’s holdings in the consumer cyclical and utility sectors were the most significant contributors to relative performance. The Fund’s holdings in the finance and basic industry sectors were the most significant detractors from relative performance.

HOW WAS THE FUND POSITIONED?

As of the end of the reporting period, the Fund was underweight the Ba-rated and Caa-rated sectors, relative to the Benchmark. The Fund was overweight the Baa-rated, B-rated and Not Rated (“NR”) sectors. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	82.2%
Loan Assignments	10.8
Preferred Securities	1.5
Preferred Stocks	1.2
Others (each less than 1.0%)	0.9
Short-Term Investment	3.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/13/98
Without Sales Charge		0.83%	7.09%	9.96%	8.37%
With Sales Charge**		(2.97)	3.09	9.12	7.96
CLASS B SHARES	11/13/98
Without CDSC		0.58	6.54	9.28	7.81
With CDSC***		(4.42)	1.54	9.00	7.81
CLASS C SHARES	3/22/99
Without CDSC		0.59	6.58	9.29	7.68
With CDSC****		(0.41)	5.58	9.29	7.68
CLASS R2 SHARES	11/3/08	0.70	6.70	9.67	8.06
CLASS R5 SHARES	5/15/06	0.98	7.40	10.30	8.68
CLASS R6 SHARES	2/22/05	0.98	7.41	10.35	8.71
SELECT CLASS SHARES	11/13/98	0.95	7.31	10.24	8.63

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.34%
Barclays 1–10 Year U.S. TIPS Index	-5.50%
Barclays U.S. Intermediate Aggregate Index	-1.89%
Inflation Managed Bond Composite Benchmark (1)	-3.69%

Net Assets as of 8/31/2013 (In Thousands)	$1,593,665
Duration as of 8/31/2013	3.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. The Fund uses zero-coupon inflation-linked swaps in combination with fixed income securities to create a synthetic portfolio of inflation protected securities. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk.

The Fund (Select Class Shares) outperformed the Barclays 1-10 Year U.S. TIPS Index for the six months ended August 31, 2013. This outperformance was driven by the Fund’s duration, which was shorter than that of the Barclays 1-10 Year U.S. TIPS Index. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund (Select Class Shares) outperformed its composite benchmark for the six months ended August 31, 2013. The Fund’s relative performance versus the composite benchmark was positively impacted by its exposures to the asset-backed security and agency security sectors. The Fund’s exposure to collateralized mortgage obligations, which are not represented in the composite benchmark, also contributed to relative results given their outperformance versus the composite benchmark. The Fund’s exposure to pass-through mortgage securities was a drag on relative results given their underperformance versus the composite benchmark.

Inflation expectations (also referred to as inflation breakevens, which are measured as the difference in yield between

U.S. Treasury Securities and Treasury Inflation Protected Securities (“TIPS”) of similar maturity) declined across the curve as U.S. Treasury yields rose sharply in response to the Fed’s potential tapering of its asset purchases. Market volatility increased as investor demand waned for asset classes that had benefited from the stimulating effects of highly accommodative monetary policy. Against this backdrop, rates on TIPS rose more than nominal Treasuries and inflation breakevens narrowed. While the Fund’s inflation exposure (TIPS and inflation swaps) detracted from absolute performance, the Fund’s underweight inflation exposure versus the composite benchmark was additive to relative performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers aim to protect the portfolio from inflation risk across maturities. Therefore, the curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning. The Fund’s portfolio managers believe that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. Over the reporting period, the portfolio managers elected to increase inflation protection on the portfolio, bringing the hedge ratio from 73.6% at the end of February to 79.4% at the end of August as the market cheapened significantly over the period.

(1)	The Fund’s composite benchmark is calculated by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	22.9%
Collateralized Mortgage Obligations	21.6
U.S. Treasury Obligations	18.0
U.S. Government Agency Securities	17.3
Mortgage Pass-Through Securities	7.3
Asset-Backed Securities	3.9
Commercial Mortgage-Backed Securities	2.3
Others (each less than 1.0%)	0.1
Short-Term Investment	6.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/10
Without Sales Charge		(3.43)%	(2.44)%	2.59%	3.20%
With Sales Charge**		(7.05)	(6.09)	1.29	2.05
CLASS C SHARES	3/31/10
Without CDSC		(3.73)	(3.11)	1.91	2.51
With CDSC***		(4.73)	(4.11)	1.91	2.51
CLASS R2 SHARES	3/31/10	(3.54)	(2.72)	2.32	2.92
CLASS R5 SHARES	3/31/10	(3.32)	(2.26)	2.80	3.41
CLASS R6 SHARES	11/30/10	(3.29)	(2.13)	2.83	3.43
SELECT CLASS SHARES	3/31/10	(3.34)	(2.29)	2.72	3.32

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 08/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Fund Index from March 31, 2010 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Fund Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Capital Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Fund Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.49%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.04%

Net Assets as of 8/31/2013 (In Thousands)	$684,391
Duration as of 8/31/2013	1.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2013, the Fund outperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). Interest rates moved sharply higher and credit spreads widened after Federal Reserve Board (“Fed”) Chairman Bernanke suggested that the central bank might begin tapering its purchase of bonds sooner than previously anticipated. U.S. Treasury securities performed poorly during the reporting period as interest rates moved higher (generally, bond prices fall when interest rates rise). Driving the Fund’s outperformance was its out-of-Benchmark allocation to floating rate assets and private mortgages. While the spreads on these securities widened and their prices declined, they did not widen and decline as much as positions in the Benchmark during the reporting period. In addition, as the Fund’s floating rate assets matured, the portfolio managers were able to reinvest the proceeds in higher-yielding securities, further benefiting the Fund.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage- and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	46.1%
Asset-Backed Securities	17.7
Mortgage Pass-Through Securities	6.3
U.S. Treasury Obligations	5.1
Commercial Mortgage-Backed Securities	4.4
Corporate Bonds	3.1
Short-Term Investment	17.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/10/93
Without Sales Charge		0.40%	2.60%	4.74%	2.98%
With Sales Charge**		(1.90)	0.32	4.27	2.74
CLASS B SHARES	1/14/94
Without CDSC		0.15	2.12	4.23	2.67
With CDSC***		(2.85)	(0.88)	4.23	2.67
CLASS C SHARES	11/1/01
Without CDSC		0.14	2.13	4.23	2.46
With CDSC		0.14	2.13	4.23	2.46
CLASS R6 SHARES	2/22/05	0.68	3.10	5.24	3.43
SELECT CLASS SHARES	2/2/93	0.49	2.91	5.01	3.24

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.73%
Barclays U.S. MBS Index	-2.22%

Net Assets as of 8/31/2013 (In Thousands)	$3,638,866
Duration as of 8/31/2013	3.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was challenging for the Fund, as it posted a negative absolute return. However, the Fund outperformed the Barclays U.S. MBS Index (the “Benchmark”).

Amid the rising interest rate environment, the Fund’s shorter duration than that of the Benchmark contributed to relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s out-of-Benchmark agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs contributed to relative performance during the reporting period. The Fund had a small allocation to U.S. Treasury securities, which outperformed the Benchmark and also contributed to relative performance.

The Fund’s longer duration passthrough securities underperformed as rates rose and detracted from relative performance. In addition, some of the Fund’s passthrough securities that were trading above par were hurt by higher sustained prepayments over the course of the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	53.8%
Mortgage Pass-Through Securities	37.1
Asset-Backed Securities	4.2
Commercial Mortgage-Backed Securities	4.1
Others (each less than 1.0%)	0.4
Short-Term Investment	0.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		(1.82)%	(0.92)%	6.51%	5.35%
With Sales Charge**		(5.49)	(4.61)	5.70	4.95
CLASS C SHARES	7/2/12
Without CDSC		(2.08)	(1.38)	6.00	4.81
With CDSC***		(3.08)	(2.38)	6.00	4.81
CLASS R6 SHARES	2/22/05	(1.57)	(0.44)	6.95	5.74
SELECT CLASS SHARES	8/18/00	(1.73)	(0.69)	6.78	5.60

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class C Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.37%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.04%

Net Assets as of 8/31/2013 (In Thousands)	$11,746,742
Duration as of 8/31/2013	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return and underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

In addition to owning investment grade corporate bonds, the Fund invested in mortgage-backed securities (“MBS”) including commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). The Fund’s security selection of investment grade corporate bonds detracted from relative performance during the reporting period. Within the MBS sector, the Fund’s allocations to agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs were additive to its relative performance. However, the Fund’s exposure to pass-through MBS detracted. Elsewhere, the Fund’s ABS exposure was positive for relative performance, while its CMBS exposure detracted from relative results.

During the reporting period, the Fund’s duration was largely in line with that of the Benchmark and did not meaningfully impact its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to spread sectors. The Fund was overweight in the 3–5-year segment of the yield curve and underweight the 2-year portion of the yield curve. The Fund was overweight in MBS, ABS and CMBS, all of which are not in the Benchmark, and was underweight the credit sector.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	39.9%
Corporate Bonds	18.3
U.S. Government Agency Securities	14.0
Collateralized Mortgage Obligations	8.3
Asset-Backed Securities	7.4
Commercial Mortgage-Backed Securities	6.0
Mortgage Pass-Through Securities	5.6
Others (each less than 1.0%)	0.4
Short-Term Investment	0.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		(0.60)%	(0.42)%	2.24%	2.65%
With Sales Charge**		(2.82)	(2.64)	1.78	2.41
CLASS B SHARES	1/14/94
Without CDSC		(0.84)	(0.91)	1.73	2.35
With CDSC***		(3.84)	(3.91)	1.73	2.35
CLASS C SHARES	11/1/01	(0.83)	(0.89)	1.74	2.14
CLASS R6 SHARES	2/22/05	(0.27)	0.09	2.76	3.14
SELECT CLASS SHARES	9/4/90	(0.37)	(0.17)	2.51	2.92

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the

Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

FOR THE PERIOD FROM MARCH 1, 2013 (FUND’S INCEPTION DATE) THROUGH AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.80%
Barclays U.S. Aggregate Index	-2.69%
BofA Merrill Lynch 1–5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index	1.72%

Net Assets as of 8/31/2013 (In Thousands)	$50,089
Duration as of 8/31/2013	2.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. Despite this challenging backdrop, high yield fixed income securities (also known as “junk bonds”) generated a positive return. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period. New issuance of high yield securities was strong during the reporting period as a whole. This occurred as many companies looked to take advantage of the relatively low interest rate environment and extend their maturity profiles.

The Fund (Select Class Shares) outperformed the Barclays U.S. Aggregate Index for the period from its inception on March 1, 2013 through August 31, 2013 (the “reporting period”). The Fund’s portfolio generally consists of short duration high yield securities, whereas the Barclays U.S. Aggregate Index is a broad-based market index that represents U.S. investment grade bonds and does not contain high yield bonds. The Fund (Select Class Shares) underperformed the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index (the “Index”) for the reporting period. The Fund’s underperformance versus the Index was driven by security selection.

The Fund’s holdings in the media and banking sectors were the most significant detractors from performance relative to the Index. The Fund’s holdings in the automotive and insurance sectors were the most significant contributors to performance relative to the Index.

HOW WAS THE FUND POSITIONED?

Relative to the Index, the Fund was underweight the Ba-rated and Caa-rated sectors as of the end of the reporting period. Conversely, the Fund was overweight the B-rated and Not Rated (“NR”) sectors. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	66.5%
Loan Assignments	26.1
Others (each less than 1.0%)	0.9
Short-Term Investment	6.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	3/1/13
Without Sales Charge		0.71%
With Sales Charge**		(1.55)
CLASS C SHARES	3/1/13
Without CDSC		0.46
With CDSC***		(0.54)
CLASS R6 SHARES	3/1/13	0.86
SELECT CLASS SHARES	3/1/13	0.80

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.63%
Barclays 1–5 Year U.S. Treasury Index	-0.64%

Net Assets as of 8/31/2013 (In Thousands)	$199,872
Duration as of 8/31/2013	2.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund modestly outperformed the Barclays 1–5 Year U.S. Treasury Index (the “Benchmark”) for the reporting period. The Fund’s duration, which was shorter than that of the Benchmark during the reporting period, was a small contributor to its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. In addition to investments in U.S. Treasury securities, the Fund invested in U.S. agency securities, which are not represented in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	79.3%
U.S. Government Agency Securities	20.0
Short-Term Investment	0.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		(0.74)%	(0.96)%	1.71%	2.49%
With Sales Charge**		(2.96)	(3.15)	1.25	2.26
CLASS B SHARES	1/20/97
Without CDSC		(1.07)	(1.45)	1.22	2.18
With CDSC***		(4.07)	(4.45)	1.22	2.18
SELECT CLASS SHARES	1/20/97	(0.63)	(0.62)	1.97	2.75

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an

unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.0%
10,421		ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	10,551
15,163		Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	15,306
		Ally Auto Receivables Trust,
4,764		Series 2010-3, Class A4, 1.550%, 08/17/15	4,785
196		Series 2011-1, Class A3, 1.380%, 01/15/15	196
2,222		Series 2012-1, Class A4, 1.210%, 07/15/16	2,240
12,813		Series 2012-2, Class A3, 0.740%, 04/15/16	12,827
—	(h)	Series 2012-3, Class A2, 0.700%, 01/15/15	—	(h)
9,709		Series 2012-3, Class A3, 0.850%, 08/15/16	9,725
		American Credit Acceptance Receivables Trust,
2,552		Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	2,567
10,604		Series 2012-2, Class A, 1.890%, 07/15/16 (e)	10,631
2,164		Series 2012-2, Class B, 2.750%, 02/15/18 (e)	2,184
8,924		Series 2012-3, Class A, 1.640%, 11/15/16 (e)	8,915
3,220		Series 2012-3, Class B, 2.280%, 09/17/18 (e)	3,208
10,713		Series 2013-1, Class A, 1.450%, 04/16/18 (e)	10,696
		AmeriCredit Automobile Receivables Trust,
731		Series 2011-1, Class A3, 1.390%, 09/08/15	732
9,776		Series 2011-4, Class A3, 1.170%, 05/09/16	9,798
12,349		Series 2011-5, Class A3, 1.550%, 07/08/16	12,414
2,200		Series 2012-1, Class A2, 0.910%, 10/08/15	2,202
2,353		Series 2012-1, Class A3, 1.230%, 09/08/16	2,365
1,795		Series 2012-2, Class A2, 0.760%, 10/08/15	1,796
2,533		Series 2012-2, Class A3, 1.050%, 10/11/16	2,541
3,727		Series 2012-3, Class A2, 0.710%, 12/08/15	3,729
3,857		Series 2012-3, Class A3, 0.960%, 01/09/17	3,865
3,009		Series 2012-4, Class A2, 0.490%, 04/08/16	3,008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,439	Series 2012-5, Class A2, 0.510%, 01/08/16	10,436
3,289	Series 2012-5, Class A3, 0.620%, 06/08/17	3,280
11,181	Series 2013-1, Class A2, 0.490%, 06/08/16	11,173
1,324	Series 2013-1, Class A3, 0.610%, 10/10/17	1,318
204	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.809%, 01/25/34	203
6,073	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	6,065
	Bank of America Auto Trust,
3,492	Series 2010-2, Class A4, 1.940%, 06/15/17	3,504
7,661	Series 2012-1, Class A3, 0.780%, 06/15/16	7,677
	Bayview Opportunity Master Fund IIa Trust,
5,401	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	5,387
25,471	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	25,425
1,046	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	972
	BMW Vehicle Lease Trust,
7,779	Series 2012-1, Class A3, 0.750%, 02/20/15	7,789
3,333	Series 2013-1, Class A3, 0.540%, 09/21/15	3,324
8,840	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	8,695
7,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,613
15,115	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	15,085
12,730	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	12,712
	CarMax Auto Owner Trust,
3,222	Series 2011-1, Class A3, 1.290%, 09/15/15	3,228
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,290
1,811	Series 2013-1, Class A3, 0.600%, 10/16/17	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
2,324	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	2,323
4,374	CarNow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,369
	CFC LLC,
1,261	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	1,258
1,666	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,635
	Chase Funding Trust,
3,248	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,409
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	4,416
8,777	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	8,861
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,091
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,249
9,414	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.374%, 02/25/46 (e)	8,801
1,128	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.564%, 12/25/33	1,060
	CNH Equipment Trust,
791	Series 2010-C, Class A3, 1.170%, 05/15/15	791
1,704	Series 2011-A, Class A3, 1.200%, 05/16/16	1,708
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,869
7,669	Series 2012-A, Class A3, 0.940%, 05/15/17	7,686
10,133	Series 2012-C, Class A2, 0.440%, 02/16/16	10,129
	Concord Funding Co. LLC,
30,000	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	30,000
14,000	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	13,624
13,938	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	13,681
	Countrywide Asset-Backed Certificates,
650	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	588
11	Series 2004-1, Class 3A, VAR, 0.744%, 04/25/34	11

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,290		Series 2004-1, Class M1, VAR, 0.934%, 03/25/34	1,198
275		Series 2004-1, Class M2, VAR, 1.009%, 03/25/34	262
1,065		Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	911
		CPS Auto Receivables Trust,
2,151		Series 2011-B, Class A, 3.680%, 09/17/18 (e)	2,203
7,720		Series 2011-C, Class A, 4.210%, 03/15/19 (e)	7,938
4,060		Series 2012-A, Class A, 2.780%, 06/17/19 (e)	4,125
17,948		Series 2012-B, Class A, 2.520%, 09/16/19 (e)	18,150
11,639		Series 2013-A, Class A, 1.310%, 06/15/20 (e)	11,587
		CPS Auto Trust,
12,714		Series 2012-C, Class A, 1.820%, 12/16/19 (e)	12,770
6,960		Series 2012-D, Class A, 1.480%, 03/16/20 (e)	6,958
		Credit Acceptance Auto Loan Trust,
9,207		Series 2011-1, Class A, 2.610%, 03/15/19 (e)	9,286
4,711		Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,757
10,891		Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	10,914
254		CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.494%, 11/25/35	251
3,196		DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	3,196
		Exeter Automobile Receivables Trust,
8,345		Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	8,355
1,735		Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,727
538		First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.284%, 12/25/36	529
		First Investors Auto Owner Trust,
9,474		Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	9,527
6,192		Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	6,164
12,995		Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 04/16/18 (e)	12,965
—	(h)	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.840%, 08/15/16	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
11,142	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.564%, 01/15/18	11,145
	Freedom Trust,
245	Series 2011-1, Class A13, VAR, 0.350%, 11/30/37 (e) (i)	245
10,449	Series 2011-2, Class A11, VAR, 3.459%, 08/01/46 (e)	10,744
4,906	Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	5,017
9,032	Series 2012-2, Class A24, VAR, 2.521%, 10/26/42 (e) (i)	9,086
781	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	754
	GE Equipment Midticket LLC,
6,422	Series 2012-1, Class A2, 0.470%, 01/22/15	6,420
12,400	Series 2012-1, Class A3, 0.600%, 05/23/16	12,381
4,200	Series 2012-1, Class A4, 0.780%, 09/22/20	4,181
5,428	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	5,426
182	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.264%, 03/25/36	98
	HLSS Servicer Advance Receivables Backed Notes,
14,904	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	14,913
12,161	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	12,225
16,713	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	16,703
14,361	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	14,246
3,000	Series 2013-T1, Class C1, 1.644%, 01/15/44 (e)	2,999
1,700	Series 2013-T1, Class D1, 2.487%, 01/15/44 (e)	1,702
8,301	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	8,252
1,133	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.384%, 03/25/36	825
	Honda Auto Receivables Owner Trust,
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,239

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,377		Series 2012-1, Class A4, 0.970%, 04/16/18	3,392
		HSBC Home Equity Loan Trust,
2,090		Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	2,063
1,703		Series 2005-2, Class M2, VAR, 0.674%, 01/20/35	1,623
		HSBC Home Equity Loan Trust USA,
3,732		Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	3,631
1,605		Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	1,572
678		Series 2007-1, Class AS, VAR, 0.384%, 03/20/36	662
8,451		Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	8,418
		Huntington Auto Trust,
5,127		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	5,140
8,600		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,683
6,432		Series 2012-1, Class A3, 0.810%, 09/15/16	6,443
—	(h)	Series 2012-2, Class A2, 0.380%, 09/15/15	—	(h)
		Hyundai Auto Receivables Trust,
556		Series 2010-B, Class A3, 0.970%, 04/15/15	556
6,300		Series 2010-B, Class A4, 1.630%, 03/15/17	6,372
1,224		Series 2011-A, Class A3, 1.160%, 04/15/15	1,226
5,798		Series 2011-B, Class A4, 1.650%, 02/15/17	5,863
		John Deere Owner Trust,
1,625		Series 2011-A, Class A3, 1.290%, 01/15/16	1,629
3,915		Series 2011-A, Class A4, 1.960%, 04/16/18	3,953
5,218		Series 2012-B, Class A2, 0.430%, 02/17/15	5,221
6,541		Series 2012-B, Class A4, 0.690%, 01/15/19	6,510
		KGS-Alpha Capital Markets LP,
78,576		Series 2012-3, 0.791%, 09/25/26	2,370
214,392		Series 2012-4, VAR, 0.813%, 09/25/37	11,624
96,340		Series 2013-2, VAR, 1.295%, 03/25/39	5,961
13,000		Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	13,356

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
687		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	686
6,880		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	6,800
		Long Beach Mortgage Loan Trust,
5,600		Series 2004-1, Class M1, VAR, 0.934%, 02/25/34	5,118
1,500		Series 2004-3, Class M1, VAR, 1.039%, 07/25/34	1,430
—	(h)	Series 2006-8, Class 2A2, VAR, 0.274%, 09/25/36	—
1,273		Series 2006-WL2, Class 2A3, VAR, 0.384%, 01/25/36	1,146
24,153		LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	24,153
25,000		Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	24,933
7,738		Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.434%, 03/25/32	7,735
1,184		Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A3, 0.850%, 03/16/15	1,186
11,360		Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	11,270
		Mid-State Capital Trust,
6,039		Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,224
10,869		Series 2010-1, Class M, 5.250%, 12/15/45 (e)	11,296
21,300		MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	21,409
		Nationstar Agency Advance Funding Trust,
9,265		Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	9,188
2,000		Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	1,986
3,694		Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,550
10,700		Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	10,684
4,657		NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	4,662
4,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	4,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,813	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	2,847
3,329	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	3,340
15,755	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	15,755
27,000	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	27,000
213	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.024%, 02/25/33	192
15,530	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	15,274
6,590	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	6,514
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,494
	RAMP Trust,
5,261	Series 2004-RS11, Class M1, VAR, 0.804%, 11/25/34	5,093
9,747	Series 2005-EFC5, Class A3, VAR, 0.524%, 10/25/35	9,569
25,924	Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	24,199
	RASC Trust,
62	Series 2002-KS4, Class AIIB, VAR, 0.684%, 07/25/32	52
79	Series 2003-KS5, Class AIIB, VAR, 0.764%, 07/25/33	64
96	Series 2003-KS9, Class A2B, VAR, 0.824%, 11/25/33	74
578	Series 2005-KS9, Class A3, VAR, 0.554%, 10/25/35	572
	Real Estate Asset Trust,
411	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	412
1,570	Series 2012-3A, Class A2, VAR, 5.926%, 11/25/42 (e) (i)	1,563
9,149	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	9,149
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000
4,013	Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	4,013
99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
12,795	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	12,795
	Resort Finance Timeshare Receivables Trust,
2,336	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	2,336
10,366	Series 2012-2, 5.750%, 09/05/18 (i)	10,366
	RMAT,
11,219	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	11,274
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	3,962
880	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	863
	Santander Drive Auto Receivables Trust,
297	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	298
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,647
10,000	Series 2011-1, Class B, 2.350%, 11/16/15	10,060
1,317	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,318
1,041	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	1,045
2,142	Series 2012-1, Class A2, 1.250%, 04/15/15	2,144
2,753	Series 2012-1, Class A3, 1.490%, 10/15/15	2,763
1,918	Series 2012-2, Class A2, 0.910%, 05/15/15	1,919
3,667	Series 2012-2, Class A3, 1.220%, 12/15/15	3,677
1,579	Series 2012-3, Class A2, 0.830%, 04/15/15	1,579
3,965	Series 2012-3, Class A3, 1.080%, 04/15/16	3,973
3,011	Series 2012-5, Class A2, 0.570%, 12/15/15	3,011
4,080	Series 2012-5, Class A3, 0.830%, 12/15/16	4,077
10,791	Series 2012-6, Class A2, 0.470%, 09/15/15	10,787
4,334	Series 2012-6, Class A3, 0.620%, 07/15/16	4,333
7,175	Series 2013-1, Class A2, 0.480%, 02/16/16	7,174
3,159	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	3,210

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

875	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	547
	SNAAC Auto Receivables Trust,
1,850	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	1,856
4,413	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	4,407
35,219	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	34,867
	Springleaf Funding Trust,
61,500	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	60,932
5,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,992
8,620	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,450
	Stanwich Mortgage Loan Co. LLC,
18,580	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	18,603
32,196	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	32,296
28,121	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	28,193
20,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	20,000
1,264	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	1,262
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,890	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,028
3,839	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	3,860
3,071	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,089
	Structured Asset Securities Corp. Pass-Through Certificates,
868	Series 2002-AL1, Class A2, 3.450%, 02/25/32	864
2,397	Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,364
	Toyota Auto Receivables Owner Trust,
1,939	Series 2011-A, Class A3, 0.980%, 10/15/14	1,941
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,613

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
24,890		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	25,310
287		Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	309
3,496		United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	3,495
2,115		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	2,115
		Volkswagen Auto Lease Trust,
—	(h)	Series 2012-A, Class A2, 0.660%, 11/20/14	—	(h)
11,550		Series 2012-A, Class A3, 0.870%, 07/20/15	11,583
		VOLT LLC,
12,653		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	12,653
2,240		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	2,245
		Westgate Resorts LLC,
16,711		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	16,999
14,686		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	14,741
9,082		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	9,076
2,761		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	2,769
		World Omni Automobile Lease Securitization Trust,
2,000		Series 2012-A, Class A2, 0.710%, 01/15/15	1,999
2,231		Series 2012-A, Class A3, 0.930%, 11/16/15	2,232

		Total Asset-Backed Securities (Cost $1,517,127)	1,526,518

Collateralized Mortgage Obligations — 29.1%
		Agency CMO — 20.3%
4,946		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	5,273
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
364		Series 8, Class ZA, 7.000%, 03/25/23	407
225		Series 24, Class ZE, 6.250%, 11/25/23	249
1,654		Series 29, Class L, 7.500%, 04/25/24	1,885
		Federal Home Loan Mortgage Corp. Reference REMIC,
14,455		Series R006, Class ZA, 6.000%, 04/15/36	15,910

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
19,854		Series R007, Class ZA, 6.000%, 05/15/36	21,850
		Federal Home Loan Mortgage Corp. REMIC,
37		Series 11, Class D, 9.500%, 07/15/19	39
17		Series 22, Class C, 9.500%, 04/15/20	19
26		Series 23, Class F, 9.600%, 04/15/20	30
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
8		Series 46, Class B, 7.800%, 09/15/20	9
5		Series 47, Class F, 10.000%, 06/15/20	5
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
14		Series 99, Class Z, 9.500%, 01/15/21	16
49		Series 114, Class H, 6.950%, 01/15/21	54
—	(h)	Series 204, Class E, HB, IF, 1,851.840%, 05/15/23	9
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
10		Series 1065, Class J, 9.000%, 04/15/21	12
5		Series 1079, Class S, HB, IF, 33.374%, 05/15/21	9
10		Series 1084, Class F, VAR, 1.134%, 05/15/21	10
7		Series 1084, Class S, HB, IF, 44.397%, 05/15/21	14
14		Series 1116, Class I, 5.500%, 08/15/21	15
57		Series 1144, Class KB, 8.500%, 09/15/21	65
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,177.174%, 01/15/22	15
31		Series 1206, Class IA, 7.000%, 03/15/22	35
41		Series 1250, Class J, 7.000%, 05/15/22	48
106		Series 1343, Class LA, 8.000%, 08/15/22	125
42		Series 1343, Class LB, 7.500%, 08/15/22	50
70		Series 1370, Class JA, VAR, 1.334%, 09/15/22	70
75		Series 1455, Class WB, IF, 4.583%, 12/15/22	79
656		Series 1466, Class PZ, 7.500%, 02/15/23	741
9		Series 1470, Class F, VAR, 1.954%, 02/15/23	10
112		Series 1491, Class I, 7.500%, 04/15/23	127
364		Series 1498, Class I, VAR, 1.334%, 04/15/23	363
527		Series 1502, Class PX, 7.000%, 04/15/23	586
69		Series 1505, Class Q, 7.000%, 05/15/23	76
268		Series 1518, Class G, IF, 8.859%, 05/15/23	316
50		Series 1541, Class M, HB, IF, 23.727%, 07/15/23	82

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
237		Series 1541, Class O, VAR, 1.940%, 07/15/23	246
14		Series 1570, Class F, VAR, 2.454%, 08/15/23	15
496		Series 1573, Class PZ, 7.000%, 09/15/23	559
295		Series 1591, Class PV, 6.250%, 10/15/23	326
—	(h)	Series 1595, Class D, 7.000%, 10/15/13	—	(h)
1		Series 1596, Class D, 6.500%, 10/15/13	1
51		Series 1602, Class SA, HB, IF, 22.152%, 10/15/23	89
—	(h)	Series 1607, Class SA, HB, IF, 21.260%, 10/15/13	—	(h)
1,631		Series 1608, Class L, 6.500%, 09/15/23	1,796
334		Series 1609, Class LG, IF, 16.935%, 11/15/23	365
628		Series 1642, Class PJ, 6.000%, 11/15/23	710
256		Series 1658, Class GZ, 7.000%, 01/15/24	294
16		Series 1671, Class L, 7.000%, 02/15/24	18
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	28
24		Series 1686, Class SH, IF, 18.823%, 02/15/24	36
216		Series 1695, Class EB, 7.000%, 03/15/24	245
43		Series 1699, Class FC, VAR, 0.784%, 03/15/24	43
286		Series 1700, Class GA, PO, 02/15/24	273
1,223		Series 1706, Class K, 7.000%, 03/15/24	1,382
20		Series 1709, Class FA, VAR, 1.690%, 03/15/24	21
807		Series 1720, Class PL, 7.500%, 04/15/24	929
771		Series 1737, Class L, 6.000%, 06/15/24	869
108		Series 1745, Class D, 7.500%, 08/15/24	125
605		Series 1798, Class F, 5.000%, 05/15/23	652
15		Series 1807, Class G, 9.000%, 10/15/20	17
129		Series 1829, Class ZB, 6.500%, 03/15/26	143
—	(h)	Series 1844, Class E, 6.500%, 10/15/13	—	(h)
795		Series 1863, Class Z, 6.500%, 07/15/26	882
58		Series 1865, Class D, PO, 02/15/24	47
94		Series 1890, Class H, 7.500%, 09/15/26	108
237		Series 1899, Class ZE, 8.000%, 09/15/26	274
615		Series 1927, Class PH, 7.500%, 01/15/27	707
512		Series 1927, Class ZA, 6.500%, 01/15/27	571
16		Series 1935, Class FL, VAR, 0.884%, 02/15/27	16
209		Series 1963, Class Z, 7.500%, 01/15/27	241
31		Series 1970, Class PG, 7.250%, 07/15/27	35
532		Series 1981, Class Z, 6.000%, 05/15/27	600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
334	Series 1983, Class Z, 6.500%, 12/15/23	373
217	Series 1987, Class PE, 7.500%, 09/15/27	240
342	Series 2019, Class Z, 6.500%, 12/15/27	387
1,240	Series 2033, Class J, 5.600%, 06/15/23	1,349
142	Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	95
371	Series 2038, Class PN, IO, 7.000%, 03/15/28	53
1,079	Series 2040, Class PE, 7.500%, 03/15/28	1,243
452	Series 2054, Class PV, 7.500%, 05/15/28	522
112	Series 2056, Class TD, 6.500%, 05/15/18	121
598	Series 2063, Class PG, 6.500%, 06/15/28	671
104	Series 2064, Class TE, 7.000%, 06/15/28	120
308	Series 2070, Class C, 6.000%, 07/15/28	329
1,227	Series 2075, Class PH, 6.500%, 08/15/28	1,382
1,313	Series 2075, Class PM, 6.250%, 08/15/28	1,332
263	Series 2086, Class GB, 6.000%, 09/15/28	285
469	Series 2089, Class PJ, IO, 7.000%, 10/15/28	67
1,114	Series 2095, Class PE, 6.000%, 11/15/28	1,243
25	Series 2102, Class TC, 6.000%, 12/15/13	25
15	Series 2102, Class TU, 6.000%, 12/15/13	15
1,918	Series 2106, Class ZD, 6.000%, 12/15/28	2,174
2,954	Series 2110, Class PG, 6.000%, 01/15/29	3,258
66	Series 2115, Class PE, 6.000%, 01/15/14	66
639	Series 2125, Class JZ, 6.000%, 02/15/29	705
2,710	Series 2126, Class CB, 6.250%, 02/15/29	3,006
84	Series 2132, Class SB, HB, IF, 29.739%, 03/15/29	156
52	Series 2134, Class PI, IO, 6.500%, 03/15/19	6
2	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
47	Series 2141, Class IO, IO, 7.000%, 04/15/29	7
175	Series 2163, Class PC, IO, 7.500%, 06/15/29	27
2,616	Series 2169, Class TB, 7.000%, 06/15/29	3,005
957	Series 2172, Class QC, 7.000%, 07/15/29	1,082
586	Series 2176, Class OJ, 7.000%, 08/15/29	668
3	Series 2196, Class TL, 7.500%, 11/15/29	4
521	Series 2201, Class C, 8.000%, 11/15/29	611
1,316	Series 2208, Class PG, 7.000%, 01/15/30	1,489
290	Series 2209, Class TC, 8.000%, 01/15/30	350
925	Series 2210, Class Z, 8.000%, 01/15/30	1,075
269	Series 2224, Class CB, 8.000%, 03/15/30	317

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
301	Series 2230, Class Z, 8.000%, 04/15/30	354
232	Series 2234, Class PZ, 7.500%, 05/15/30	268
196	Series 2247, Class Z, 7.500%, 08/15/30	228
539	Series 2256, Class MC, 7.250%, 09/15/30	621
838	Series 2259, Class ZM, 7.000%, 10/15/30	964
14	Series 2261, Class ZY, 7.500%, 10/15/30	17
67	Series 2262, Class Z, 7.500%, 10/15/30	78
883	Series 2271, Class PC, 7.250%, 12/15/30	1,017
1,122	Series 2283, Class K, 6.500%, 12/15/23	1,243
394	Series 2296, Class PD, 7.000%, 03/15/31	454
8	Series 2301, Class PA, 6.000%, 10/15/13	8
158	Series 2306, Class K, PO, 05/15/24	147
379	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	70
255	Series 2313, Class LA, 6.500%, 05/15/31	287
510	Series 2325, Class PM, 7.000%, 06/15/31	546
1,056	Series 2332, Class ZH, 7.000%, 07/15/31	1,208
121	Series 2333, Class HC, 6.000%, 07/15/31	119
715	Series 2344, Class QG, 6.000%, 08/15/16	760
5,562	Series 2344, Class ZD, 6.500%, 08/15/31	5,985
614	Series 2344, Class ZJ, 6.500%, 08/15/31	686
485	Series 2345, Class NE, 6.500%, 08/15/31	547
369	Series 2345, Class PQ, 6.500%, 08/15/16	388
177	Series 2347, Class VP, 6.500%, 03/15/20	177
671	Series 2351, Class PZ, 6.500%, 08/15/31	756
981	Series 2353, Class TD, 6.000%, 09/15/16	1,036
337	Series 2355, Class BP, 6.000%, 09/15/16	355
109	Series 2359, Class PM, 6.000%, 09/15/16	115
1,067	Series 2359, Class ZB, 8.500%, 06/15/31	1,276
490	Series 2360, Class PG, 6.000%, 09/15/16	519
86	Series 2363, Class PF, 6.000%, 09/15/16	91
264	Series 2366, Class MD, 6.000%, 10/15/16	279
485	Series 2367, Class ME, 6.500%, 10/15/31	514
538	Series 2388, Class FB, VAR, 0.784%, 01/15/29	543
757	Series 2391, Class QR, 5.500%, 12/15/16	797
224	Series 2394, Class MC, 6.000%, 12/15/16	237
571	Series 2399, Class OH, 6.500%, 01/15/32	615
1,007	Series 2399, Class TH, 6.500%, 01/15/32	1,083
1,111	Series 2410, Class NG, 6.500%, 02/15/32	1,204
664	Series 2410, Class OE, 6.375%, 02/15/32	719
1,249	Series 2410, Class QS, IF, 19.021%, 02/15/32	1,836
437	Series 2410, Class QX, IF, IO, 8.466%, 02/15/32	108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,179	Series 2412, Class SP, IF, 15.732%, 02/15/32	1,570
2,828	Series 2418, Class FO, VAR, 1.084%, 02/15/32	2,881
1,134	Series 2420, Class XK, 6.500%, 02/15/32	1,217
818	Series 2423, Class MC, 7.000%, 03/15/32	941
1,071	Series 2423, Class MT, 7.000%, 03/15/32	1,226
1,114	Series 2423, Class TB, 6.500%, 03/15/32	1,256
232	Series 2425, Class OB, 6.000%, 03/15/17	247
1,536	Series 2430, Class WF, 6.500%, 03/15/32	1,734
1,954	Series 2434, Class TC, 7.000%, 04/15/32	2,187
3,820	Series 2434, Class ZA, 6.500%, 04/15/32	4,255
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	1,962
727	Series 2436, Class MC, 7.000%, 04/15/32	820
374	Series 2441, Class GF, 6.500%, 04/15/32	422
950	Series 2444, Class ES, IF, IO, 7.766%, 03/15/32	198
842	Series 2450, Class GZ, 7.000%, 05/15/32	963
620	Series 2450, Class SW, IF, IO, 7.816%, 03/15/32	130
1,320	Series 2455, Class GK, 6.500%, 05/15/32	1,489
141	Series 2458, Class QE, 5.500%, 06/15/17	148
1,055	Series 2458, Class ZM, 6.500%, 06/15/32	1,166
746	Series 2463, Class CE, 6.000%, 06/15/17	789
767	Series 2466, Class DH, 6.500%, 06/15/32	865
253	Series 2466, Class PG, 6.500%, 04/15/32	256
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,522
1,164	Series 2474, Class NR, 6.500%, 07/15/32	1,313
2,496	Series 2475, Class S, IF, IO, 7.816%, 02/15/32	508
1,777	Series 2484, Class LZ, 6.500%, 07/15/32	1,985
113	Series 2488, Class WS, IF, 16.315%, 08/15/17	136
2,379	Series 2500, Class MC, 6.000%, 09/15/32	2,628
291	Series 2508, Class AQ, 5.500%, 10/15/17	312
2,391	Series 2512, Class PG, 5.500%, 10/15/22	2,631
332	Series 2515, Class MG, 4.000%, 09/15/17	338
795	Series 2535, Class BK, 5.500%, 12/15/22	878
1,371	Series 2537, Class TE, 5.500%, 12/15/17	1,468
724	Series 2543, Class LX, 5.000%, 12/15/17	772
3,338	Series 2543, Class YX, 6.000%, 12/15/32	3,722
1,937	Series 2544, Class HC, 6.000%, 12/15/32	2,161
959	Series 2549, Class ZG, 5.000%, 01/15/18	994
2,142	Series 2552, Class ME, 6.000%, 01/15/33	2,390
1,792	Series 2567, Class QD, 6.000%, 02/15/33	1,953
8,095	Series 2568, Class KG, 5.500%, 02/15/23	8,832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,416		Series 2571, Class FY, VAR, 0.934%, 12/15/32	1,425
208		Series 2571, Class SK, HB, IF, 33.706%, 09/15/23	398
835		Series 2571, Class SY, IF, 18.158%, 12/15/32	1,323
7,388		Series 2575, Class ME, 6.000%, 02/15/33	8,239
1,416		Series 2586, Class HD, 5.500%, 03/15/23	1,560
823		Series 2586, Class WI, IO, 6.500%, 03/15/33	167
1,420		Series 2595, Class HC, 5.500%, 04/15/23	1,552
1,375		Series 2596, Class QG, 6.000%, 03/15/33	1,520
8		Series 2597, Class DS, IF, IO, 7.366%, 02/15/33	—	(h)
610		Series 2611, Class UH, 4.500%, 05/15/18	641
—	(h)	Series 2617, Class GR, 4.500%, 05/15/18	—	(h)
956		Series 2626, Class NS, IF, IO, 6.366%, 06/15/23	80
587		Series 2629, Class BY, IO, 4.500%, 03/15/18	24
—	(h)	Series 2631, Class LC, 4.500%, 06/15/18	—	(h)
2,872		Series 2631, Class SA, IF, 14.513%, 06/15/33	3,629
5,139		Series 2636, Class Z, 4.500%, 06/15/18	5,450
786		Series 2637, Class SA, IF, IO, 5.916%, 06/15/18	65
159		Series 2638, Class DS, IF, 8.416%, 07/15/23	181
124		Series 2640, Class UG, IO, 5.000%, 01/15/32	2
45		Series 2642, Class SL, IF, 6.706%, 07/15/33	46
358		Series 2650, Class PO, PO, 12/15/32	351
1,798		Series 2650, Class SO, PO, 12/15/32	1,765
4,771		Series 2651, Class VZ, 4.500%, 07/15/18	5,064
8,435		Series 2653, Class PZ, 5.000%, 07/15/33	9,467
1,287		Series 2655, Class EO, PO, 02/15/33	1,266
881		Series 2671, Class S, IF, 14.421%, 09/15/33	1,102
—	(h)	Series 2672, Class ME, 5.000%, 11/15/22	—	(h)
—	(h)	Series 2675, Class CK, 4.000%, 09/15/18	—	(h)
5,568		Series 2684, Class PO, PO, 01/15/33	5,438
701		Series 2692, Class SC, IF, 12.919%, 07/15/33	823
76		Series 2696, Class CO, PO, 10/15/18	74
—	(h)	Series 2702, Class PC, 5.000%, 01/15/23	—	(h)
—	(h)	Series 2707, Class QE, 4.500%, 11/15/18	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
5,000		Series 2709, Class PG, 5.000%, 11/15/23	5,471
2,000		Series 2710, Class HB, 5.500%, 11/15/23	2,201
927		Series 2715, Class OG, 5.000%, 01/15/23	957
918		Series 2720, Class PC, 5.000%, 12/15/23	974
5,000		Series 2722, Class PF, VAR, 0.784%, 12/15/33	5,024
10,505		Series 2733, Class SB, IF, 7.844%, 10/15/33	11,646
1,108		Series 2744, Class PE, 5.500%, 02/15/34	1,188
2,143		Series 2744, Class TU, 5.500%, 05/15/32	2,274
1,239		Series 2748, Class KO, PO, 10/15/23	1,211
304		Series 2755, Class SA, IF, 13.832%, 05/15/30	320
1,997		Series 2758, Class AO, PO, 03/15/19	1,962
981		Series 2777, Class KO, PO, 02/15/33	977
73		Series 2780, Class JG, 4.500%, 04/15/19	75
471		Series 2780, Class SY, IF, 16.095%, 11/15/33	611
5,672		Series 2802, Class OH, 6.000%, 05/15/34	6,336
624		Series 2827, Class QE, 5.500%, 03/15/33	630
1,096		Series 2835, Class BO, PO, 12/15/28	1,092
243		Series 2835, Class QO, PO, 12/15/32	222
103		Series 2840, Class JO, PO, 06/15/23	102
2,470		Series 2903, Class Z, 5.000%, 12/15/24	2,660
269		Series 2921, Class MD, 5.000%, 06/15/33	269
1,271		Series 2929, Class MS, HB, IF, 27.350%, 02/15/35	2,127
7,105		Series 2934, Class EC, PO, 02/15/20	6,909
106		Series 2934, Class EN, PO, 02/15/18	106
2,116		Series 2934, Class HI, IO, 5.000%, 02/15/20	194
1,440		Series 2934, Class KI, IO, 5.000%, 02/15/20	143
747		Series 2945, Class SA, IF, 11.963%, 03/15/20	860
—	(h)	Series 2965, Class GD, 4.500%, 04/15/20	—	(h)
656		Series 2967, Class S, HB, IF, 32.813%, 04/15/25	1,110
10,244		Series 2968, Class EH, 6.000%, 04/15/35	11,629
3,507		Series 2968, Class MD, 5.500%, 12/15/33	3,730
2,123		Series 2981, Class FA, VAR, 0.584%, 05/15/35	2,131
2,042		Series 2988, Class AF, VAR, 0.484%, 06/15/35	2,050
142		Series 2989, Class PO, PO, 06/15/23	140
1,173		Series 2990, Class GO, PO, 02/15/35	1,069
3,762		Series 2990, Class LK, VAR, 0.554%, 10/15/34	3,776

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,647		Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	3,924
666		Series 2990, Class WP, IF, 16.553%, 06/15/35	787
5,000		Series 2992, Class LB, 5.000%, 06/15/20	5,497
4,121		Series 2995, Class FK, VAR, 0.434%, 05/15/34	4,119
—	(h)	Series 2999, Class ND, 4.500%, 07/15/20	—	(h)
127		Series 3007, Class AI, IO, 5.500%, 07/15/24	6
5,817		Series 3013, Class AF, VAR, 0.434%, 05/15/35	5,824
117		Series 3014, Class OD, PO, 08/15/35	93
408		Series 3022, Class SX, IF, 16.415%, 08/15/25	546
1,270		Series 3029, Class SO, PO, 09/15/35	1,180
2,823		Series 3042, Class PF, VAR, 0.434%, 08/15/35	2,826
490		Series 3047, Class OB, 5.500%, 12/15/33	501
10,072		Series 3049, Class XF, VAR, 0.534%, 05/15/33	10,088
723		Series 3051, Class DP, HB, IF, 27.218%, 10/15/25	1,163
1,192		Series 3064, Class SG, IF, 19.386%, 11/15/35	1,691
4,552		Series 3065, Class DF, VAR, 0.564%, 04/15/35	4,573
309		Series 3068, Class AO, PO, 01/15/35	307
2,176		Series 3077, Class TO, PO, 04/15/35	2,044
2,661		Series 3085, Class WF, VAR, 0.984%, 08/15/35	2,696
7		Series 3100, Class MA, VAR, 0.277%, 12/15/35	7
5,876		Series 3101, Class UZ, 6.000%, 01/15/36	6,521
4,237		Series 3102, Class FB, VAR, 0.484%, 01/15/36	4,250
463		Series 3102, Class HS, HB, IF, 23.892%, 01/15/36	704
5,030		Series 3117, Class AO, PO, 02/15/36	4,670
1,025		Series 3117, Class EO, PO, 02/15/36	953
1,614		Series 3117, Class OG, PO, 02/15/36	1,530
881		Series 3117, Class OK, PO, 02/15/36	803
3,101		Series 3122, Class OH, PO, 03/15/36	2,873
2,888		Series 3122, Class OP, PO, 03/15/36	2,687
17		Series 3122, Class ZB, 6.000%, 03/15/36	17
318		Series 3134, Class PO, PO, 03/15/36	293
2,961		Series 3137, Class XP, 6.000%, 04/15/36	3,289

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,691	Series 3138, Class PO, PO, 04/15/36	1,570
2,926	Series 3147, Class PF, VAR, 0.484%, 04/15/36	2,929
5,851	Series 3147, Class PO, PO, 04/15/36	5,524
149	Series 3149, Class SO, PO, 05/15/36	111
1,027	Series 3151, Class PO, PO, 05/15/36	949
2,147	Series 3153, Class EO, PO, 05/15/36	1,975
824	Series 3164, Class MG, 6.000%, 06/15/36	917
4,644	Series 3171, Class MO, PO, 06/15/36	4,397
822	Series 3174, Class PX, 5.000%, 06/15/17	861
1,168	Series 3179, Class OA, PO, 07/15/36	1,076
4,353	Series 3181, Class AZ, 6.500%, 07/15/36	5,005
1,763	Series 3184, Class OA, PO, 02/15/33	1,759
3,481	Series 3189, Class PC, 6.000%, 08/15/35	3,629
797	Series 3194, Class SA, IF, IO, 6.916%, 07/15/36	108
3,690	Series 3195, Class PD, 6.500%, 07/15/36	4,131
7,894	Series 3200, Class AY, 5.500%, 08/15/36	8,628
1,521	Series 3200, Class PO, PO, 08/15/36	1,398
19,556	Series 3202, Class HI, IF, IO, 6.466%, 08/15/36	3,441
962	Series 3213, Class OA, PO, 09/15/36	888
627	Series 3218, Class AO, PO, 09/15/36	583
6,426	Series 3218, Class BE, 6.000%, 09/15/35	6,802
3,941	Series 3219, Class DI, IO, 6.000%, 04/15/36	671
1,735	Series 3225, Class EO, PO, 10/15/36	1,593
2,078	Series 3232, Class ST, IF, IO, 6.516%, 10/15/36	338
512	Series 3233, Class OP, PO, 05/15/36	456
5	Series 3253, Class A, 5.000%, 08/15/20	5
7,874	Series 3253, Class PO, PO, 12/15/21	7,757
783	Series 3256, Class PO, PO, 12/15/36	722
1,240	Series 3260, Class CS, IF, IO, 5.956%, 01/15/37	171
691	Series 3261, Class OA, PO, 01/15/37	637
4,205	Series 3274, Class B, 6.000%, 02/15/37	4,565
547	Series 3274, Class JO, PO, 02/15/37	499
2,222	Series 3275, Class FL, VAR, 0.624%, 02/15/37	2,233
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,092
1,089	Series 3286, Class PO, PO, 03/15/37	997
2,605	Series 3290, Class SB, IF, IO, 6.266%, 03/15/37	327
2,956	Series 3302, Class UT, 6.000%, 04/15/37	3,265
1,778	Series 3305, Class MG, IF, 2.404%, 07/15/34	1,730

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,268	Series 3315, Class HZ, 6.000%, 05/15/37	8,078
1,751	Series 3316, Class PO, PO, 05/15/37	1,614
122	Series 3318, Class AO, PO, 05/15/37	111
639	Series 3326, Class JO, PO, 06/15/37	591
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,415
990	Series 3331, Class PO, PO, 06/15/37	910
2,130	Series 3344, Class SL, IF, IO, 6.416%, 07/15/37	359
1,051	Series 3365, Class PO, PO, 09/15/37	970
723	Series 3371, Class FA, VAR, 0.784%, 09/15/37	729
1,018	Series 3373, Class TO, PO, 04/15/37	937
6,531	Series 3383, Class SA, IF, IO, 6.266%, 11/15/37	934
11,426	Series 3387, Class SA, IF, IO, 6.236%, 11/15/37	1,678
631	Series 3389, Class DQ, 5.750%, 10/15/35	658
3,089	Series 3393, Class JO, PO, 09/15/32	2,477
2,184	Series 3398, Class PO, PO, 01/15/36	2,150
12,376	Series 3404, Class SC, IF, IO, 5.816%, 01/15/38	1,708
619	Series 3422, Class SE, IF, 16.990%, 02/15/38	820
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,050
4,936	Series 3424, Class PI, IF, IO, 6.616%, 04/15/38	655
326	Series 3443, Class SY, IF, 9.000%, 03/15/37	369
6,203	Series 3453, Class B, 5.500%, 05/15/38	6,730
4,400	Series 3455, Class SE, IF, IO, 6.016%, 06/15/38	643
1,089	Series 3461, Class LZ, 6.000%, 06/15/38	1,208
8,174	Series 3461, Class Z, 6.000%, 06/15/38	9,142
8,378	Series 3481, Class SJ, IF, IO, 5.666%, 08/15/38	862
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,073
6,500	Series 3501, Class CB, 5.500%, 01/15/39	6,890
5,253	Series 3505, Class SA, IF, IO, 5.816%, 01/15/39	737
1,823	Series 3510, Class OD, PO, 02/15/37	1,664
5,087	Series 3511, Class SA, IF, IO, 5.816%, 02/15/39	719
649	Series 3515, Class PI, IO, 5.500%, 07/15/37	53
1,188	Series 3523, Class SD, IF, 19.156%, 06/15/36	1,658
5,971	Series 3531, Class SA, IF, IO, 6.116%, 05/15/39	756

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,009	Series 3531, Class SM, IF, IO, 5.916%, 05/15/39	580
2,218	Series 3546, Class A, VAR, 2.615%, 02/15/39	2,282
4,268	Series 3549, Class FA, VAR, 1.384%, 07/15/39	4,348
3,439	Series 3607, Class AO, PO, 04/15/36	3,124
6,303	Series 3607, Class BO, PO, 04/15/36	5,726
1,713	Series 3607, Class EO, PO, 02/15/33	1,684
5,115	Series 3607, Class OP, PO, 07/15/37	4,727
7,607	Series 3607, Class PO, PO, 05/15/37	6,942
3,478	Series 3607, Class TO, PO, 10/15/39	3,211
7,518	Series 3608, Class SC, IF, IO, 6.066%, 12/15/39	883
5,015	Series 3611, Class PO, PO, 07/15/34	4,609
2,000	Series 3614, Class QB, 4.000%, 12/15/24	2,078
4,156	Series 3621, Class BO, PO, 01/15/40	3,833
4,600	Series 3632, Class BS, IF, 16.886%, 02/15/40	6,738
2,817	Series 3645, Class KZ, 5.500%, 08/15/36	3,143
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,228
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,338
3,478	Series 3659, Class VE, 5.000%, 03/15/26	3,815
10,278	Series 3666, Class VA, 5.500%, 12/15/22	10,585
19,494	Series 3680, Class MA, 4.500%, 07/15/39	21,137
7,000	Series 3684, Class CY, 4.500%, 06/15/25	7,500
13,803	Series 3687, Class MA, 4.500%, 02/15/37	14,732
4,950	Series 3688, Class CU, VAR, 6.775%, 11/15/21	5,329
23,992	Series 3688, Class GT, VAR, 7.178%, 11/15/46	28,865
62,826	Series 3704, Class CT, 7.000%, 12/15/36	74,910
27,013	Series 3704, Class DT, 7.500%, 11/15/36	31,020
25,434	Series 3704, Class ET, 7.500%, 12/15/36	30,831
12,792	Series 3710, Class FL, VAR, 0.684%, 05/15/36	12,857
18,838	Series 3740, Class SB, IF, IO, 5.816%, 10/15/40	3,409
17,487	Series 3740, Class SC, IF, IO, 5.816%, 10/15/40	3,412
35,772	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,386
9,355	Series 3756, Class IP, IO, 4.000%, 08/15/35	454
24,715	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,762
16,603	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,787

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
12,795		Series 3760, Class NI, IO, 4.000%, 10/15/37	1,319
13,678		Series 3779, Class IH, IO, 4.000%, 11/15/34	1,415
12,068		Series 3795, Class EI, IO, 5.000%, 10/15/39	1,511
2,282		Series 3798, Class BF, VAR, 0.484%, 06/15/24	2,288
6,889		Series 3800, Class AI, IO, 4.000%, 11/15/29	722
37,601		Series 3802, Class LS, IF, IO, 2.387%, 01/15/40	2,374
—	(h)	Series 3804, Class FN, VAR, 0.634%, 03/15/39	—	(h)
31,370		Series 3819, Class ZQ, 6.000%, 04/15/36	34,150
8,573		Series 3852, Class QN, IF, 5.500%, 05/15/41	8,769
20,903		Series 3852, Class TP, IF, 5.500%, 05/15/41	21,942
9,199		Series 3860, Class PZ, 5.000%, 05/15/41	9,763
4,747		Series 3895, Class WA, VAR, 5.714%, 10/15/38	5,251
9,200		Series 3920, Class LP, 5.000%, 01/15/34	10,002
25,312		Series 3925, Class FL, VAR, 0.634%, 01/15/41	25,572
21,805		Series 3957, Class B, 4.000%, 11/15/41	22,587
5,970		Series 3966, Class BF, VAR, 0.684%, 10/15/40	6,033
9,274		Series 3966, Class NA, 4.000%, 12/15/41	9,412
17,498		Series 3998, Class GF, VAR, 0.634%, 05/15/36	17,603
12,533		Series 4001, Class NF, VAR, 0.684%, 01/15/39	12,622
17,771		Series 4012, Class FN, VAR, 0.684%, 03/15/42	17,905
8,856		Series 4012, Class NF, VAR, 0.634%, 12/15/38	8,913
21,140		Series 4048, Class FB, VAR, 0.584%, 10/15/41	21,219
35,477		Series 4048, Class FJ, VAR, 0.595%, 07/15/37	35,544
5,549		Series 4073, Class MF, VAR, 0.634%, 08/15/39	5,552
9,562		Series 4077, Class FB, VAR, 0.684%, 07/15/42	9,530
16,529		Series 4087, Class FA, VAR, 0.634%, 05/15/39	16,643
11,299		Series 4095, Class FB, VAR, 0.584%, 04/15/39	11,366

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
11,922	Series 4219, Class JA, 3.500%, 08/15/39	12,289
	Federal Home Loan Mortgage Corp. STRIPS,
4	Series 134, Class B, IO, 9.000%, 04/01/22	1
2,408	Series 197, Class PO, PO, 04/01/28	2,215
5,848	Series 233, Class 11, IO, 5.000%, 09/15/35	1,033
4,885	Series 233, Class 12, IO, 5.000%, 09/15/35	758
9,279	Series 233, Class 13, IO, 5.000%, 09/15/35	1,638
21,561	Series 239, Class S30, IF, IO, 7.516%, 08/15/36	3,213
2,913	Series 243, Class 16, IO, 4.500%, 11/15/20	243
1,877	Series 243, Class 17, IO, 4.500%, 12/15/20	160
111,736	Series 262, Class 35, 3.500%, 07/15/42	112,354
44,589	Series 264, Class F1, VAR, 0.734%, 07/15/42	44,186
40,809	Series 267, Class F5, VAR, 0.684%, 08/15/42	40,512
14,456	Series 270, Class F1, VAR, 0.684%, 08/15/42	14,614
12,545	Series 274, Class F1, VAR, 0.684%, 08/15/42	12,653
32,585	Series 279, Class F6, VAR, 0.634%, 09/15/42	32,766
15,809	Series 281, Class F1, VAR, 0.684%, 10/15/42	15,933
9,764	Series 299, Class 300, 3.000%, 01/15/43	9,641
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,077	Series T-41, Class 3A, VAR, 6.706%, 07/25/32	1,245
4,520	Series T-42, Class A5, 7.500%, 02/25/42	5,279
3,173	Series T-48, Class 1A, VAR, 5.931%, 07/25/33	3,642
676	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	800
4,212	Series T-54, Class 2A, 6.500%, 02/25/43	5,027
1,441	Series T-54, Class 3A, 7.000%, 02/25/43	1,703
10,046	Series T-56, Class A5, 5.231%, 05/25/43	10,799
1,084	Series T-57, Class 1A3, 7.500%, 07/25/43	1,250
429	Series T-57, Class 1AP, PO, 07/25/43	350
5,729	Series T-58, Class 4A, 7.500%, 09/25/43	6,462
530	Series T-58, Class APO, PO, 09/25/43	425
5,510	Series T-59, Class 1A2, 7.000%, 10/25/43	6,327
575	Series T-59, Class 1AP, PO, 10/25/43	458

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,395	Series T-62, Class 1A1, VAR, 1.358%, 10/25/44	8,477
27,132	Series T-76, Class 2A, VAR, 3.851%, 10/25/37	27,075
	Federal National Mortgage Association - ACES,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	23,570
8,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	8,680
6,804	Series 2010-M7, Class A2, 3.655%, 11/25/20	7,136
10,000	Series 2011-M1, Class A3, 3.763%, 06/25/21	10,428
8,664	Series 2011-M2, Class A2, 3.645%, 07/25/21	9,008
58,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	61,000
32,200	Series 2011-M4, Class A2, 3.726%, 06/25/21	33,579
6,845	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,674
7,576	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	7,454
7,200	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,996
32,204	Series 2012-M11, Class FA, VAR, 0.716%, 08/25/19	32,120
13,148	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,880
13,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,868
	Federal National Mortgage Association Grantor Trust,
1,871	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,104
2,144	Series 2001-T10, Class A2, 7.500%, 12/25/41	2,479
2,336	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,727
2,552	Series 2002-T16, Class A2, 7.000%, 07/25/42	2,934
746	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	850
5,209	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	6,085
3,253	Series 2004-T2, Class 2A, VAR, 3.398%, 07/25/43	3,399
7,173	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	8,088

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,844		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	3,220
723		Series 2004-T3, Class PT1, VAR, 8.827%, 01/25/44	807
		Federal National Mortgage Association REMIC,
11		Series 1988-7, Class Z, 9.250%, 04/25/18	13
49		Series 1989-70, Class G, 8.000%, 10/25/19	55
21		Series 1989-78, Class H, 9.400%, 11/25/19	23
26		Series 1989-83, Class H, 8.500%, 11/25/19	29
22		Series 1989-89, Class H, 9.000%, 11/25/19	24
15		Series 1990-1, Class D, 8.800%, 01/25/20	17
6		Series 1990-7, Class B, 8.500%, 01/25/20	7
6		Series 1990-60, Class K, 5.500%, 06/25/20	7
11		Series 1990-63, Class H, 9.500%, 06/25/20	13
8		Series 1990-93, Class G, 5.500%, 08/25/20	8
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
62		Series 1990-102, Class J, 6.500%, 08/25/20	67
48		Series 1990-120, Class H, 9.000%, 10/25/20	55
7		Series 1990-134, Class SC, HB, IF, 21.324%, 11/25/20	11
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
15		Series 1991-24, Class Z, 5.000%, 03/25/21	16
13		Series 1991-42, Class S, IF, 17.353%, 05/25/21	17
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
408		Series 1992-117, Class MA, 8.000%, 07/25/22	464
72		Series 1992-136, Class PK, 6.000%, 08/25/22	79
74		Series 1992-143, Class MA, 5.500%, 09/25/22	81

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
488	Series 1992-150, Class M, 8.000%, 09/25/22	556
166	Series 1992-163, Class M, 7.750%, 09/25/22	190
238	Series 1992-188, Class PZ, 7.500%, 10/25/22	268
110	Series 1993-21, Class KA, 7.700%, 03/25/23	126
272	Series 1993-25, Class J, 7.500%, 03/25/23	308
43	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	58
671	Series 1993-37, Class PX, 7.000%, 03/25/23	756
238	Series 1993-54, Class Z, 7.000%, 04/25/23	268
2,592	Series 1993-56, Class PZ, 7.000%, 05/25/23	2,918
114	Series 1993-62, Class SA, IF, 18.307%, 04/25/23	168
1,252	Series 1993-99, Class Z, 7.000%, 07/25/23	1,391
62	Series 1993-122, Class M, 6.500%, 07/25/23	69
1,276	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,427
2,041	Series 1993-141, Class Z, 7.000%, 08/25/23	2,292
58	Series 1993-165, Class SD, IF, 12.833%, 09/25/23	74
73	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	93
105	Series 1993-178, Class PK, 6.500%, 09/25/23	116
49	Series 1993-179, Class SB, HB, IF, 25.576%, 10/25/23	82
33	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	38
1,759	Series 1993-183, Class KA, 6.500%, 10/25/23	1,945
768	Series 1993-189, Class PL, 6.500%, 10/25/23	871
97	Series 1993-199, Class FA, VAR, 0.734%, 10/25/23	97
94	Series 1993-205, Class H, PO, 09/25/23	88
8	Series 1993-220, Class SG, IF, 15.632%, 11/25/13	8
7	Series 1993-225, Class SG, HB, IF, 26.743%, 12/25/13	7

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
146	Series 1993-225, Class UB, 6.500%, 12/25/23	169
42	Series 1993-230, Class FA, VAR, 0.784%, 12/25/23	43
137	Series 1993-247, Class FE, VAR, 1.184%, 12/25/23	139
167	Series 1993-247, Class SA, HB, IF, 26.786%, 12/25/23	288
63	Series 1993-247, Class SU, IF, 11.996%, 12/25/23	82
361	Series 1993-250, Class Z, 7.000%, 12/25/23	374
11	Series 1994-9, Class E, PO, 11/25/23	10
538	Series 1994-37, Class L, 6.500%, 03/25/24	597
2,596	Series 1994-40, Class Z, 6.500%, 03/25/24	2,867
4,332	Series 1994-62, Class PK, 7.000%, 04/25/24	4,896
1,907	Series 1994-63, Class PK, 7.000%, 04/25/24	2,156
96	Series 1995-2, Class Z, 8.500%, 01/25/25	112
373	Series 1995-19, Class Z, 6.500%, 11/25/23	425
996	Series 1996-14, Class SE, IF, IO, 8.180%, 08/25/23	182
37	Series 1996-27, Class FC, VAR, 0.684%, 03/25/17	37
884	Series 1996-48, Class Z, 7.000%, 11/25/26	995
91	Series 1996-59, Class J, 6.500%, 08/25/22	100
239	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	11
791	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	35
156	Series 1997-27, Class J, 7.500%, 04/18/27	173
215	Series 1997-29, Class J, 7.500%, 04/20/27	252
549	Series 1997-32, Class PG, 6.500%, 04/25/27	612
784	Series 1997-39, Class PD, 7.500%, 05/20/27	919
6	Series 1997-42, Class EN, 7.250%, 07/18/27	6
55	Series 1997-42, Class ZC, 6.500%, 07/18/27	61

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,009	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,133
249	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	35
29	Series 1998-4, Class C, PO, 04/25/23	27
432	Series 1998-36, Class ZB, 6.000%, 07/18/28	474
192	Series 1998-43, Class SA, IF, IO, 17.727%, 04/25/23	72
334	Series 1998-66, Class SB, IF, IO, 7.966%, 12/25/28	61
191	Series 1999-17, Class C, 6.350%, 04/25/29	214
1,072	Series 1999-18, Class Z, 5.500%, 04/18/29	1,186
250	Series 1999-38, Class SK, IF, IO, 7.866%, 08/25/23	30
91	Series 1999-52, Class NS, HB, IF, 22.865%, 10/25/23	148
257	Series 1999-62, Class PB, 7.500%, 12/18/29	295
1,419	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,634
448	Series 2000-20, Class SA, IF, IO, 8.916%, 07/25/30	110
59	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
495	Series 2001-4, Class PC, 7.000%, 03/25/21	551
5	Series 2001-5, Class OW, 6.000%, 03/25/16	5
187	Series 2001-7, Class PF, 7.000%, 03/25/31	215
101	Series 2001-7, Class PR, 6.000%, 03/25/16	102
75	Series 2001-10, Class PR, 6.000%, 04/25/16	76
553	Series 2001-30, Class PM, 7.000%, 07/25/31	631
1,017	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	227
1,032	Series 2001-36, Class DE, 7.000%, 08/25/31	1,186
1,237	Series 2001-44, Class MY, 7.000%, 09/25/31	1,420
321	Series 2001-44, Class PD, 7.000%, 09/25/31	363
207	Series 2001-44, Class PU, 7.000%, 09/25/31	238

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,979	Series 2001-48, Class Z, 6.500%, 09/25/21	3,329
282	Series 2001-49, Class Z, 6.500%, 09/25/31	315
155	Series 2001-52, Class KB, 6.500%, 10/25/31	175
201	Series 2001-52, Class XN, 6.500%, 11/25/15	210
2,077	Series 2001-60, Class PX, 6.000%, 11/25/31	2,328
734	Series 2001-60, Class QS, HB, IF, 23.856%, 09/25/31	1,250
1,810	Series 2001-61, Class Z, 7.000%, 11/25/31	2,050
382	Series 2001-71, Class MB, 6.000%, 12/25/16	405
619	Series 2001-71, Class QE, 6.000%, 12/25/16	653
88	Series 2001-72, Class SX, IF, 17.037%, 12/25/31	125
2,141	Series 2001-74, Class MB, 6.000%, 12/25/16	2,267
81	Series 2001-81, Class LO, PO, 01/25/32	74
814	Series 2002-1, Class G, 7.000%, 07/25/23	922
407	Series 2002-1, Class HC, 6.500%, 02/25/22	451
300	Series 2002-1, Class SA, HB, IF, 24.589%, 02/25/32	536
137	Series 2002-1, Class UD, HB, IF, 23.856%, 12/25/23	219
560	Series 2002-2, Class UC, 6.000%, 02/25/17	594
1,389	Series 2002-3, Class OG, 6.000%, 02/25/17	1,466
2,807	Series 2002-5, Class PK, 6.000%, 02/25/22	3,112
249	Series 2002-7, Class OG, 6.000%, 03/25/17	263
735	Series 2002-7, Class TG, 6.000%, 03/25/17	774
1,813	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	69
29	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	36
4,615	Series 2002-15, Class ZA, 6.000%, 04/25/32	5,144
1,340	Series 2002-16, Class PG, 6.000%, 04/25/17	1,429

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
239		Series 2002-18, Class PC, 5.500%, 04/25/17	241
245		Series 2002-19, Class PE, 6.000%, 04/25/17	258
59		Series 2002-21, Class LO, PO, 04/25/32	57
871		Series 2002-21, Class PE, 6.500%, 04/25/32	949
1,011		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,084
1,781		Series 2002-28, Class PK, 6.500%, 05/25/32	2,008
514		Series 2002-31, Class S, IF, 18.878%, 05/25/17	622
687		Series 2002-37, Class Z, 6.500%, 06/25/32	767
2,786		Series 2002-38, Class QE, 6.000%, 06/25/17	2,938
—	(h)	Series 2002-42, Class C, 6.000%, 07/25/17	—	(h)
1,948		Series 2002-48, Class GH, 6.500%, 08/25/32	2,197
3,350		Series 2002-54, Class PG, 6.000%, 09/25/22	3,699
1,215		Series 2002-57, Class AE, 5.500%, 09/25/17	1,288
249		Series 2002-63, Class KC, 5.000%, 10/25/17	265
420		Series 2002-71, Class AP, 5.000%, 11/25/32	453
—	(h)	Series 2002-71, Class KM, 5.000%, 11/25/17	—	(h)
359		Series 2002-77, Class S, IF, 14.146%, 12/25/32	455
5,853		Series 2002-78, Class Z, 5.500%, 12/25/32	6,446
1,096		Series 2002-83, Class CS, 6.881%, 08/25/23	1,235
1,158		Series 2002-90, Class A1, 6.500%, 06/25/42	1,343
2,591		Series 2002-94, Class BK, 5.500%, 01/25/18	2,749
634		Series 2003-9, Class NZ, 6.500%, 02/25/33	698
931		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	149
5,000		Series 2003-17, Class EQ, 5.500%, 03/25/23	5,595
4,550		Series 2003-22, Class UD, 4.000%, 04/25/33	4,727

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
8,000		Series 2003-23, Class EQ, 5.500%, 04/25/23	8,872
730		Series 2003-32, Class KC, 5.000%, 05/25/18	783
3,153		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	486
1,447		Series 2003-34, Class AX, 6.000%, 05/25/33	1,610
2,256		Series 2003-34, Class ED, 6.000%, 05/25/33	2,558
640		Series 2003-34, Class GB, 6.000%, 03/25/33	715
1,199		Series 2003-34, Class GE, 6.000%, 05/25/33	1,358
240		Series 2003-35, Class EA, PO, 05/25/33	217
319		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	62
1,960		Series 2003-39, Class LW, 5.500%, 05/25/23	2,161
514		Series 2003-42, Class GB, 4.000%, 05/25/33	544
165		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	5
2,107		Series 2003-47, Class PE, 5.750%, 06/25/33	2,286
555		Series 2003-52, Class SX, HB, IF, 22.398%, 10/25/31	964
38		Series 2003-56, Class AZ, 5.500%, 08/25/31	38
818		Series 2003-64, Class SX, IF, 13.282%, 07/25/33	954
1,471		Series 2003-71, Class DS, IF, 7.217%, 08/25/33	1,471
8,046		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,337
4,067		Series 2003-73, Class HC, 5.500%, 08/25/33	4,450
167		Series 2003-74, Class SH, IF, 9.839%, 08/25/33	164
1,045		Series 2003-76, Class SH, IF, 13.832%, 09/25/31	1,197
2,470		Series 2003-80, Class SY, IF, IO, 7.466%, 06/25/23	247
3,371		Series 2003-81, Class HC, 4.750%, 09/25/18	3,594
—	(h)	Series 2003-81, Class LC, 4.500%, 09/25/18	—	(h)
1,666		Series 2003-82, Class VB, 5.500%, 08/25/33	1,825

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,274		Series 2003-83, Class PG, 5.000%, 06/25/23	3,499
625		Series 2003-91, Class SD, IF, 12.193%, 09/25/33	732
20,678		Series 2003-105, Class AZ, 5.500%, 10/25/33	22,827
3,906		Series 2003-116, Class SB, IF, IO, 7.416%, 11/25/33	789
24		Series 2003-128, Class KE, 4.500%, 01/25/14	25
—	(h)	Series 2003-128, Class NG, 4.000%, 01/25/19	—	(h)
1,239		Series 2003-130, Class CS, IF, 13.732%, 12/25/33	1,503
363		Series 2003-130, Class SX, IF, 11.244%, 01/25/34	436
565		Series 2003-131, Class SK, IF, 15.832%, 01/25/34	734
269		Series 2003-132, Class OA, PO, 08/25/33	255
2,652		Series 2004-4, Class QI, IF, IO, 6.916%, 06/25/33	457
1,973		Series 2004-4, Class QM, IF, 13.832%, 06/25/33	2,419
1,729		Series 2004-10, Class SC, HB, IF, 27.864%, 02/25/34	2,399
4,433		Series 2004-17, Class H, 5.500%, 04/25/34	4,903
760		Series 2004-21, Class AE, 4.000%, 04/25/19	805
2,503		Series 2004-25, Class SA, IF, 19.019%, 04/25/34	3,606
4,044		Series 2004-28, Class PF, VAR, 0.584%, 03/25/34	4,056
7,280		Series 2004-36, Class FA, VAR, 0.584%, 05/25/34	7,274
1,756		Series 2004-36, Class PC, 5.500%, 02/25/34	1,895
3,113		Series 2004-36, Class SA, IF, 19.019%, 05/25/34	4,529
882		Series 2004-36, Class SN, IF, 13.832%, 07/25/33	1,054
4,408		Series 2004-46, Class EP, PO, 03/25/34	4,191
725		Series 2004-46, Class QB, HB, IF, 23.264%, 05/25/34	1,106
574		Series 2004-46, Class SK, IF, 15.994%, 05/25/34	761
9,922		Series 2004-50, Class VZ, 5.500%, 07/25/34	10,883

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
561		Series 2004-51, Class SY, IF, 13.872%, 07/25/34	705
615		Series 2004-53, Class NC, 5.500%, 07/25/24	675
437		Series 2004-59, Class BG, PO, 12/25/32	419
8,313		Series 2004-61, Class FH, VAR, 0.984%, 11/25/32	8,422
181		Series 2004-61, Class SH, HB, IF, 23.252%, 11/25/32	287
544		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	622
5,000		Series 2004-65, Class EY, 5.500%, 08/25/24	5,503
537		Series 2004-74, Class SW, IF, 15.132%, 11/25/31	729
2,256		Series 2004-79, Class S, IF, 19.294%, 08/25/32	2,819
784		Series 2004-79, Class SP, IF, 19.294%, 11/25/34	1,117
889		Series 2004-81, Class AC, 4.000%, 11/25/19	943
8,482		Series 2004-81, Class JG, 5.000%, 11/25/24	9,314
4,922		Series 2004-87, Class F, VAR, 0.934%, 01/25/34	4,986
269		Series 2004-89, Class EA, IF, 12.887%, 01/25/34	297
—	(h)	Series 2004-92, Class BX, 5.500%, 09/25/34	—	(h)
20		Series 2004-92, Class JO, PO, 12/25/34	20
4		Series 2005-14, Class BA, 4.500%, 04/25/19	4
4,929		Series 2005-16, Class LE, 5.500%, 07/25/33	5,123
3,306		Series 2005-25, Class PF, VAR, 0.534%, 04/25/35	3,324
497		Series 2005-42, Class PS, IF, 16.540%, 05/25/35	658
131		Series 2005-52, Class PA, 6.500%, 06/25/35	141
2,600		Series 2005-56, Class S, IF, IO, 6.526%, 07/25/35	492
1,314		Series 2005-56, Class TP, IF, 17.598%, 08/25/33	1,810
701		Series 2005-57, Class CD, HB, IF, 24.435%, 01/25/35	992
170		Series 2005-57, Class DC, HB, IF, 21.177%, 12/25/34	209

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,899		Series 2005-57, Class EG, VAR, 0.484%, 03/25/35	3,902
1,000		Series 2005-59, Class SU, HB, IF, 24.580%, 06/25/35	1,660
821		Series 2005-66, Class SG, IF, 16.915%, 07/25/35	1,122
4,846		Series 2005-67, Class EY, 5.500%, 08/25/25	5,332
—	(h)	Series 2005-68, Class BC, 5.250%, 06/25/35	—	(h)
3,948		Series 2005-68, Class PG, 5.500%, 08/25/35	4,371
1,513		Series 2005-68, Class UC, 5.000%, 06/25/35	1,634
2,838		Series 2005-72, Class SB, IF, 16.415%, 08/25/35	3,448
1,227		Series 2005-73, Class PS, IF, 16.240%, 08/25/35	1,645
10,645		Series 2005-73, Class ZB, 5.500%, 08/25/35	11,614
1,047		Series 2005-74, Class CP, HB, IF, 24.075%, 05/25/35	1,610
4,561		Series 2005-74, Class CS, IF, 19.514%, 05/25/35	6,588
3,136		Series 2005-74, Class SK, IF, 19.624%, 05/25/35	4,540
589		Series 2005-75, Class SV, HB, IF, 23.464%, 09/25/35	882
4,453		Series 2005-84, Class XM, 5.750%, 10/25/35	4,929
1,559		Series 2005-90, Class ES, IF, 16.415%, 10/25/35	2,090
755		Series 2005-90, Class PO, PO, 09/25/35	716
3,541		Series 2005-93, Class MF, VAR, 0.434%, 08/25/34	3,539
8,203		Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	12,756
986		Series 2005-109, Class PC, 6.000%, 12/25/35	1,099
16,032		Series 2005-110, Class GK, 5.500%, 08/25/34	16,920
5,659		Series 2005-110, Class GL, 5.500%, 12/25/35	6,372
135		Series 2005-110, Class MJ, 5.500%, 01/25/33	135
587		Series 2005-116, Class PB, 6.000%, 04/25/34	622
252		Series 2005-118, Class PN, 6.000%, 01/25/32	252

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,231	Series 2005-121, Class DX, 5.500%, 01/25/26	3,558
7,546	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,339
19,140	Series 2006-8, Class WN, IF, IO, 6.516%, 03/25/36	3,435
5,220	Series 2006-8, Class WQ, PO, 03/25/36	4,791
558	Series 2006-11, Class PS, HB, IF, 23.892%, 03/25/36	852
7,546	Series 2006-12, Class BZ, 5.500%, 03/25/36	8,328
756	Series 2006-15, Class OT, PO, 01/25/36	738
2,810	Series 2006-16, Class FC, VAR, 0.484%, 03/25/36	2,819
5,636	Series 2006-16, Class HZ, 5.500%, 03/25/36	6,129
670	Series 2006-16, Class OA, PO, 03/25/36	618
1,748	Series 2006-22, Class AO, PO, 04/25/36	1,610
2,483	Series 2006-23, Class FK, VAR, 0.434%, 04/25/36	2,480
1,148	Series 2006-23, Class KO, PO, 04/25/36	1,073
2,922	Series 2006-27, Class OH, PO, 04/25/36	2,744
648	Series 2006-33, Class LS, HB, IF, 29.322%, 05/25/36	1,190
5,010	Series 2006-35, Class GD, 6.000%, 12/25/34	5,143
1,825	Series 2006-39, Class WC, 5.500%, 01/25/36	1,977
919	Series 2006-42, Class CF, VAR, 0.634%, 06/25/36	927
2,157	Series 2006-43, Class DO, PO, 06/25/36	2,018
647	Series 2006-43, Class PO, PO, 06/25/36	595
6,615	Series 2006-44, Class FP, VAR, 0.584%, 06/25/36	6,656
1,278	Series 2006-44, Class GO, PO, 06/25/36	1,176
3,107	Series 2006-44, Class P, PO, 12/25/33	2,858
1,495	Series 2006-46, Class FW, VAR, 0.584%, 06/25/36	1,498
239	Series 2006-46, Class SW, HB, IF, 23.524%, 06/25/36	364
1,982	Series 2006-46, Class UC, 5.500%, 12/25/35	2,169
4,154	Series 2006-50, Class JO, PO, 06/25/36	3,822
5,228	Series 2006-50, Class PS, PO, 06/25/36	4,810
5,210	Series 2006-53, Class US, IF, IO, 6.396%, 06/25/36	892
10,739	Series 2006-56, Class FC, VAR, 0.474%, 07/25/36	10,754

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,926	Series 2006-56, Class PF, VAR, 0.534%, 07/25/36	3,949
492	Series 2006-58, Class AP, PO, 07/25/36	462
1,261	Series 2006-58, Class FL, VAR, 0.644%, 07/25/36	1,272
3,011	Series 2006-58, Class IG, IF, IO, 6.336%, 07/25/36	410
780	Series 2006-58, Class PO, PO, 07/25/36	718
1,573	Series 2006-59, Class QO, PO, 01/25/33	1,548
652	Series 2006-60, Class AK, HB, IF, 28.064%, 07/25/36	1,107
3,432	Series 2006-60, Class DO, PO, 04/25/35	3,291
624	Series 2006-62, Class PS, HB, IF, 38.796%, 07/25/36	1,209
9,994	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,208
1,481	Series 2006-65, Class QO, PO, 07/25/36	1,363
17,572	Series 2006-71, Class ZL, 6.000%, 07/25/36	19,143
2,610	Series 2006-72, Class GO, PO, 08/25/36	2,499
669	Series 2006-72, Class TO, PO, 08/25/36	629
6,559	Series 2006-77, Class PC, 6.500%, 08/25/36	7,362
2,149	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,352
4,589	Series 2006-79, Class DF, VAR, 0.534%, 08/25/36	4,599
1,087	Series 2006-79, Class DO, PO, 08/25/36	1,004
1,196	Series 2006-79, Class OP, PO, 08/25/36	1,102
1,445	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,622
1,288	Series 2006-86, Class OB, PO, 09/25/36	1,191
1,325	Series 2006-90, Class AO, PO, 09/25/36	1,218
655	Series 2006-94, Class GK, HB, IF, 32.330%, 10/25/26	1,159
938	Series 2006-95, Class SG, HB, IF, 25.464%, 10/25/36	1,438
2,329	Series 2006-102, Class MD, 6.000%, 01/25/35	2,390
350	Series 2006-109, Class PO, PO, 11/25/36	326
2,651	Series 2006-110, Class PO, PO, 11/25/36	2,440
923	Series 2006-111, Class EO, PO, 11/25/36	858
1,699	Series 2006-113, Class PO, PO, 07/25/36	1,626
314	Series 2006-115, Class ES, HB, IF, 25.824%, 12/25/36	461
1,094	Series 2006-115, Class OK, PO, 12/25/36	1,008
6,302	Series 2006-117, Class GS, IF, IO, 6.466%, 12/25/36	1,038

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,949	Series 2006-118, Class A1, VAR, 0.244%, 12/25/36	2,907
10,749	Series 2006-118, Class A2, VAR, 0.258%, 12/25/36	10,042
737	Series 2006-119, Class PO, PO, 12/25/36	678
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,472
1,001	Series 2006-128, Class PO, PO, 01/25/37	900
3,533	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	469
248	Series 2007-1, Class SD, HB, IF, 37.896%, 02/25/37	390
59	Series 2007-2, Class FA, VAR, 0.384%, 02/25/37	59
417	Series 2007-2, Class HF, VAR, 0.534%, 08/25/36	418
1,616	Series 2007-7, Class SG, IF, IO, 6.316%, 08/25/36	332
4,745	Series 2007-10, Class FD, VAR, 0.434%, 02/25/37	4,753
11,368	Series 2007-14, Class ES, IF, IO, 6.256%, 03/25/37	1,524
1,217	Series 2007-14, Class OP, PO, 03/25/37	1,132
3,124	Series 2007-14, Class QD, 5.500%, 11/25/35	3,252
1,118	Series 2007-15, Class NO, PO, 03/25/22	1,075
5,643	Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	5,612
2,951	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,306
724	Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	106
632	Series 2007-24, Class GW, 5.500%, 03/25/29	644
2,912	Series 2007-28, Class EO, PO, 04/25/37	2,687
2,458	Series 2007-29, Class SG, HB, IF, 22.053%, 04/25/37	3,574
7,178	Series 2007-35, Class SI, IF, IO, 5.916%, 04/25/37	1,082
1,040	Series 2007-42, Class AO, PO, 05/25/37	994
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,243
2,326	Series 2007-43, Class FL, VAR, 0.484%, 05/25/37	2,331
10,054	Series 2007-53, Class SH, IF, IO, 5.916%, 06/25/37	1,378
14,970	Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	15,055

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,402	Series 2007-54, Class PF, VAR, 0.404%, 06/25/37	4,401
2,422	Series 2007-54, Class WI, IF, IO, 5.916%, 06/25/37	307
23,989	Series 2007-60, Class AX, IF, IO, 6.966%, 07/25/37	4,363
1,549	Series 2007-62, Class SE, IF, 16.040%, 07/25/37	1,874
2,456	Series 2007-64, Class FB, VAR, 0.554%, 07/25/37	2,461
11,415	Series 2007-65, Class KI, IF, IO, 6.436%, 07/25/37	1,307
2,987	Series 2007-67, Class PO, PO, 07/25/37	2,743
4,208	Series 2007-70, Class Z, 5.500%, 07/25/37	4,587
18,920	Series 2007-72, Class EK, IF, IO, 6.216%, 07/25/37	2,531
182	Series 2007-75, Class EO, PO, 01/25/36	182
3,836	Series 2007-76, Class AZ, 5.500%, 08/25/37	4,163
4,262	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,751
3,170	Series 2007-77, Class FG, VAR, 0.684%, 03/25/37	3,199
1,184	Series 2007-78, Class CB, 6.000%, 08/25/37	1,310
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,114
2,139	Series 2007-79, Class SB, HB, IF, 23.342%, 08/25/37	3,218
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,463
2,879	Series 2007-84, Class PG, 6.000%, 12/25/36	3,066
723	Series 2007-85, Class SL, IF, 15.690%, 09/25/37	928
7,019	Series 2007-88, Class VI, IF, IO, 6.356%, 09/25/37	1,020
6,814	Series 2007-91, Class ES, IF, IO, 6.276%, 10/25/37	947
1,564	Series 2007-92, Class YA, 6.500%, 06/25/37	1,742
2,606	Series 2007-92, Class YS, IF, IO, 5.596%, 06/25/37	256
1,699	Series 2007-97, Class FC, VAR, 0.684%, 07/25/37	1,716
4,487	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,078	Series 2007-98, Class FB, VAR, 0.634%, 06/25/37	1,029
8,719	Series 2007-100, Class SM, IF, IO, 6.266%, 10/25/37	1,091
37,834	Series 2007-101, Class A2, VAR, 0.434%, 06/27/36	37,535
3,234	Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	3,604
6,109	Series 2007-108, Class AN, VAR, 8.379%, 11/25/37	7,238
1,096	Series 2007-108, Class SA, IF, IO, 6.176%, 12/25/37	130
11,167	Series 2007-109, Class AI, IF, IO, 6.216%, 12/25/37	1,694
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	6,973
7,295	Series 2007-112, Class SA, IF, IO, 6.266%, 12/25/37	918
44,000	Series 2007-114, Class A6, VAR, 0.384%, 10/27/37	44,033
13,273	Series 2007-116, Class HI, IO, VAR, 1.590%, 01/25/38	955
164	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	14
10,523	Series 2008-1, Class BI, IF, IO, 5.726%, 02/25/38	1,032
14,139	Series 2008-4, Class SD, IF, IO, 5.816%, 02/25/38	2,100
3,100	Series 2008-10, Class XI, IF, IO, 6.046%, 03/25/38	364
3,671	Series 2008-16, Class IS, IF, IO, 6.016%, 03/25/38	508
2,605	Series 2008-18, Class FA, VAR, 1.084%, 03/25/38	2,638
1,121	Series 2008-18, Class SP, IF, 13.632%, 03/25/38	1,352
4,245	Series 2008-20, Class SA, IF, IO, 6.806%, 03/25/38	727
4,115	Series 2008-27, Class SN, IF, IO, 6.716%, 04/25/38	544
1,446	Series 2008-28, Class QS, HB, IF, 20.148%, 04/25/38	2,052
4,428	Series 2008-32, Class SA, IF, IO, 6.666%, 04/25/38	597
12,043	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	139
1,119	Series 2008-42, Class AO, PO, 09/25/36	1,069
146	Series 2008-44, Class PO, PO, 05/25/38	135

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,660		Series 2008-46, Class HI, IO, VAR, 1.768%, 06/25/38	385
2,144		Series 2008-47, Class SI, IF, IO, 6.316%, 06/25/23	234
—	(h)	Series 2008-53, Class CA, 5.000%, 07/25/23	—	(h)
2,652		Series 2008-53, Class CI, IF, IO, 7.016%, 07/25/38	387
11,277		Series 2008-55, Class S, IF, IO, 7.416%, 07/25/28	1,804
2,279		Series 2008-56, Class AC, 5.000%, 07/25/38	2,474
1,500		Series 2008-60, Class JC, 5.000%, 07/25/38	1,650
2,778		Series 2008-61, Class BH, 4.500%, 07/25/23	2,999
3,778		Series 2008-61, Class CB, 5.000%, 07/25/23	4,169
3,186		Series 2008-76, Class GF, VAR, 0.834%, 09/25/23	3,205
8,805		Series 2008-80, Class SA, IF, IO, 5.666%, 09/25/38	859
4,534		Series 2008-81, Class SB, IF, IO, 5.666%, 09/25/38	630
668		Series 2009-4, Class BD, 4.500%, 02/25/39	708
6,123		Series 2009-6, Class GS, IF, IO, 6.366%, 02/25/39	841
3,403		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	318
8,000		Series 2009-11, Class NB, 5.000%, 03/25/29	8,767
4,045		Series 2009-15, Class MI, IO, 5.000%, 03/25/24	302
5,450		Series 2009-17, Class QS, IF, IO, 6.466%, 03/25/39	662
1,678		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	154
4,000		Series 2009-19, Class PW, 4.500%, 10/25/36	4,290
361		Series 2009-47, Class MT, 7.000%, 07/25/39	394
3,691		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	595
10,000		Series 2009-59, Class HB, 5.000%, 08/25/39	10,861
15,493		Series 2009-60, Class HT, 6.000%, 08/25/39	17,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
394	Series 2009-63, Class P, 5.000%, 03/25/37	428
14,134	Series 2009-65, Class MT, 5.000%, 09/25/39	14,840
5,580	Series 2009-69, Class WA, VAR, 6.020%, 09/25/39	6,167
3,792	Series 2009-70, Class CO, PO, 01/25/37	3,483
5,902	Series 2009-84, Class WS, IF, IO, 5.716%, 10/25/39	594
10,964	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,726
19,200	Series 2009-86, Class OT, PO, 10/25/37	17,416
10,684	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	365
6,293	Series 2009-99, Class SC, IF, IO, 5.996%, 12/25/39	628
6,991	Series 2009-99, Class WA, VAR, 6.304%, 12/25/39	7,781
9,439	Series 2009-103, Class MB, VAR, 2.847%, 12/25/39	10,038
7,905	Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	919
1,840	Series 2009-113, Class AO, PO, 01/25/40	1,696
2,003	Series 2010-1, Class WA, VAR, 6.184%, 02/25/40	2,182
5,205	Series 2010-14, Class FJ, VAR, 0.784%, 03/25/40	5,248
5,688	Series 2010-16, Class WA, VAR, 6.447%, 03/25/40	6,395
5,228	Series 2010-16, Class WB, VAR, 6.229%, 03/25/40	6,043
7,304	Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	1,014
3,000	Series 2010-35, Class SJ, IF, 17.053%, 04/25/40	4,397
911	Series 2010-39, Class OT, PO, 10/25/35	834
4,473	Series 2010-40, Class FJ, VAR, 0.784%, 04/25/40	4,512
5,400	Series 2010-42, Class S, IF, IO, 6.216%, 05/25/40	743
3,563	Series 2010-43, Class FD, VAR, 0.784%, 05/25/40	3,600
1,973	Series 2010-45, Class BD, 4.500%, 11/25/38	2,054
2,252	Series 2010-47, Class AV, 5.000%, 05/25/21	2,372
11,816	Series 2010-49, Class SC, IF, 12.292%, 03/25/40	13,780

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	10,909
3,198	Series 2010-63, Class AP, PO, 06/25/40	2,943
37,315	Series 2010-64, Class DM, 5.000%, 06/25/40	41,291
13,825	Series 2010-71, Class HJ, 5.500%, 07/25/40	15,567
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,193
4,692	Series 2010-103, Class SB, IF, IO, 5.916%, 11/25/49	672
41,638	Series 2010-111, Class AE, 5.500%, 04/25/38	45,246
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	21,799
29,513	Series 2010-125, Class SA, IF, IO, 4.256%, 11/25/40	2,726
33,963	Series 2010-133, Class A, 5.500%, 05/25/38	36,680
17,587	Series 2010-147, Class SA, IF, IO, 6.346%, 01/25/41	3,176
9,267	Series 2010-148, Class MA, 4.000%, 02/25/39	9,528
6,076	Series 2011-2, Class WA, VAR, 5.811%, 02/25/51	6,542
2,212	Series 2011-17, Class EF, VAR, 0.484%, 07/25/25	2,220
13,242	Series 2011-19, Class ZY, 6.500%, 07/25/36	14,721
2,099	Series 2011-22, Class MA, 6.500%, 04/25/38	2,366
42,462	Series 2011-30, Class LS, IO, VAR, 2.806%, 04/25/41	2,949
13,630	Series 2011-39, Class ZA, 6.000%, 11/25/32	15,155
11,314	Series 2011-47, Class ZA, 5.500%, 07/25/38	12,468
1,520	Series 2011-58, Class WA, VAR, 5.406%, 07/25/51	1,571
7,798	Series 2011-75, Class FA, VAR, 0.734%, 08/25/41	7,876
8,209	Series 2011-101, Class FM, VAR, 0.734%, 01/25/41	8,288
5,055	Series 2011-111, Class DF, VAR, 0.584%, 12/25/38	5,051
38,522	Series 2011-118, Class LB, 7.000%, 11/25/41	44,244
53,728	Series 2011-118, Class MT, 7.000%, 11/25/41	62,685

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
49,596		Series 2011-118, Class NT, 7.000%, 11/25/41	57,248
15,843		Series 2011-124, Class JF, VAR, 0.584%, 02/25/41	15,902
2,522		Series 2011-149, Class EF, VAR, 0.684%, 07/25/41	2,540
8,813		Series 2011-149, Class MF, VAR, 0.684%, 11/25/41	8,881
9,127		Series 2012-14, Class FB, VAR, 0.634%, 08/25/37	9,186
12,828		Series 2012-14, Class FG, VAR, 0.584%, 07/25/40	12,891
4,478		Series 2012-14, Class FL, VAR, 0.634%, 12/25/40	4,522
79,355		Series 2012-47, Class HF, VAR, 0.584%, 05/25/27	80,038
9,158		Series 2012-66, Class HF, VAR, 0.484%, 03/25/41	9,133
11,585		Series 2012-87, Class KF, VAR, 0.634%, 09/25/37	11,668
8,422		Series 2012-89, Class FD, VAR, 0.634%, 04/25/39	8,497
13,826		Series 2012-97, Class FB, VAR, 0.684%, 09/25/42	13,948
4,768		Series 2012-101, Class FC, VAR, 0.684%, 09/25/42	4,768
15,300		Series 2012-108, Class F, VAR, 0.684%, 10/25/42	15,260
35,335		Series 2012-112, Class FD, VAR, 0.684%, 10/25/42	35,335
28,135		Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	28,179
8,675		Series 2013-4, Class AJ, 3.500%, 02/25/43	8,736
22,500		Series 2013-92, Class PO, PO, 09/25/43	16,165
12		Series G-14, Class L, 8.500%, 06/25/21	13
1		Series G-17, Class S, HB, VAR, 1,061.939%, 06/25/21	13
53		Series G-18, Class Z, 8.750%, 06/25/21	61
10		Series G-22, Class G, 6.000%, 12/25/16	10
38		Series G-28, Class S, IF, 14.916%, 09/25/21	48
91		Series G-35, Class M, 8.750%, 10/25/21	102
16		Series G-51, Class SA, HB, IF, 24.490%, 12/25/21	24
—	(h)	Series G92-27, Class SQ, HB, IF, 1,821.250%, 05/25/22	33
402		Series G92-35, Class E, 7.500%, 07/25/22	446

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	4
36		Series G92-42, Class Z, 7.000%, 07/25/22	40
849		Series G92-44, Class ZQ, 8.000%, 07/25/22	934
374		Series G92-45, Class Z, 6.000%, 08/25/22	395
37		Series G92-52, Class FD, VAR, 0.205%, 09/25/22	37
440		Series G92-54, Class ZQ, 7.500%, 09/25/22	490
36		Series G92-59, Class F, VAR, 1.654%, 10/25/22	36
71		Series G92-61, Class Z, 7.000%, 10/25/22	82
50		Series G92-62, Class B, PO, 10/25/22	46
248		Series G93-1, Class KA, 7.900%, 01/25/23	282
95		Series G93-5, Class Z, 6.500%, 02/25/23	108
69		Series G93-14, Class J, 6.500%, 03/25/23	78
169		Series G93-17, Class SI, IF, 6.000%, 04/25/23	188
154		Series G93-27, Class FD, VAR, 1.064%, 08/25/23	156
38		Series G93-37, Class H, PO, 09/25/23	36
121		Series G95-1, Class C, 8.800%, 01/25/25	140
		Federal National Mortgage Association REMIC Trust,
2,206		Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	2,538
543		Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	645
416		Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	441
6,800		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,963
1,715		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,004
3,332		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,901
4,057		Series 2006-W3, Class 2A, 6.000%, 09/25/46	4,627
605		Series 2007-W10, Class 2A, VAR, 6.287%, 08/25/47	681
2,177		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,304
1,474		Series 2007-W5, Class PO, PO, 06/25/37	1,288
1,510		Series 2007-W7, Class 1A4, HB, IF, 38.076%, 07/25/37	2,572
20,934		Series 2009-W1, Class A, 6.000%, 12/25/49	23,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
	Federal National Mortgage Association STRIPS,
3	Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
2	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
33	Series 218, Class 2, IO, 7.500%, 04/01/23	6
23	Series 265, Class 2, 9.000%, 03/01/24	28
2,805	Series 300, Class 1, PO, 09/01/24	2,628
382	Series 329, Class 1, PO, 01/01/33	351
1,279	Series 339, Class 18, IO, 4.500%, 07/01/18	90
1,798	Series 339, Class 21, IO, 4.500%, 08/25/18	128
1,047	Series 339, Class 28, IO, 5.500%, 07/01/18	84
427	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	72
2,221	Series 365, Class 8, IO, 5.500%, 05/01/36	400
256	Series 368, Class 3, IO, 4.500%, 11/01/20	18
1,463	Series 374, Class 5, IO, 5.500%, 08/01/36	230
1,767	Series 383, Class 33, IO, 6.000%, 01/01/38	304
545	Series 393, Class 6, IO, 5.500%, 04/25/37	83
42,067	Series 411, Class F1, VAR, 0.734%, 08/25/42	41,745
14,151	Series 412, Class F2, VAR, 0.684%, 08/25/42	14,289
	Federal National Mortgage Association Trust,
1,945	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,215
1,147	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,283
8,034	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	8,749
3,378	Series 2003-W6, Class 3A, 6.500%, 09/25/42	3,826
3,964	Series 2003-W8, Class 2A, 7.000%, 10/25/42	4,530
780	Series 2003-W8, Class 3F1, VAR, 0.584%, 05/25/42	773
7,762	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	8,059
5,532	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	6,259
5,038	Series 2004-W15, Class 2AF, VAR, 0.434%, 08/25/44	5,002
1,695	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,963
1,671	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,956

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
37,338	Series 2005-W3, Class 2AF, VAR, 0.404%, 03/25/45	37,274
2,173	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,436
17,446	Series 2006-W2, Class 1AF1, VAR, 0.404%, 02/25/36	17,319
4,258	Series 2006-W2, Class 2A, VAR, 2.249%, 11/25/35	4,060
36,162	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.444%, 11/25/46	36,160
	Government National Mortgage Association,
3,438	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,956
59	Series 1995-7, Class CQ, 7.500%, 09/16/25	67
445	Series 1998-26, Class K, 7.500%, 09/17/25	506
3,014	Series 1999-4, Class ZB, 6.000%, 02/20/29	3,386
3,018	Series 1999-10, Class ZC, 6.500%, 04/20/29	3,403
255	Series 1999-30, Class S, IF, IO, 8.416%, 08/16/29	62
25	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	29
341	Series 1999-40, Class ZW, 7.500%, 11/20/29	397
632	Series 1999-41, Class Z, 8.000%, 11/16/29	747
301	Series 1999-44, Class PC, 7.500%, 12/20/29	351
3,495	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,114
566	Series 1999-44, Class ZG, 8.000%, 12/20/29	671
290	Series 2000-9, Class Z, 8.000%, 06/20/30	347
3,447	Series 2000-9, Class ZJ, 8.500%, 02/16/30	4,134
393	Series 2000-12, Class ST, HB, IF, 38.564%, 02/16/30	848
246	Series 2000-16, Class ZN, 7.500%, 02/16/30	252
3,136	Series 2000-21, Class Z, 9.000%, 03/16/30	3,742
25	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	31
459	Series 2000-31, Class Z, 9.000%, 10/20/30	531

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
264	Series 2000-35, Class ZA, 9.000%, 11/20/30	283
45	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
203	Series 2001-6, Class SD, IF, IO, 8.366%, 03/16/31	56
720	Series 2001-7, Class PK, 6.500%, 03/20/31	814
1,597	Series 2001-22, Class PS, HB, IF, 20.529%, 03/17/31	2,557
42	Series 2001-32, Class WA, IF, 19.665%, 07/20/31	70
328	Series 2001-35, Class SA, IF, IO, 8.066%, 08/16/31	82
273	Series 2001-36, Class S, IF, IO, 7.866%, 08/16/31	64
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,264
2,154	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,484
350	Series 2002-3, Class SP, IF, IO, 7.206%, 01/16/32	78
590	Series 2002-7, Class PG, 6.500%, 01/20/32	667
1,403	Series 2002-24, Class AG, IF, IO, 7.766%, 04/16/32	310
122	Series 2002-24, Class SB, IF, 11.649%, 04/16/32	160
181	Series 2002-31, Class S, IF, IO, 8.516%, 01/16/31	50
3,131	Series 2002-31, Class SE, IF, IO, 7.316%, 04/16/30	574
1,389	Series 2002-40, Class UK, 6.500%, 06/20/32	1,585
49	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	58
5,418	Series 2002-45, Class QE, 6.500%, 06/20/32	6,183
1,622	Series 2002-47, Class PG, 6.500%, 07/16/32	1,856
607	Series 2002-47, Class PY, 6.000%, 07/20/32	682
2,717	Series 2002-47, Class ZA, 6.500%, 07/20/32	3,101
112	Series 2002-51, Class SG, HB, IF, 31.702%, 04/20/31	221
1,860	Series 2002-52, Class GH, 6.500%, 07/20/32	2,079
450	Series 2002-69, Class PO, PO, 02/20/32	450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,036	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	120
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,639
29	Series 2003-8, Class PO, PO, 01/16/32	29
1,531	Series 2003-11, Class SK, IF, IO, 7.516%, 02/16/33	302
629	Series 2003-12, Class SP, IF, IO, 7.516%, 02/20/33	136
239	Series 2003-24, Class PO, PO, 03/16/33	210
6,171	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,856
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,665
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,312
1,746	Series 2003-46, Class TC, 6.500%, 03/20/33	1,981
1,033	Series 2003-52, Class AP, PO, 06/16/33	935
3,193	Series 2003-58, Class BE, 6.500%, 01/20/33	3,628
3,931	Series 2003-75, Class ZX, 6.000%, 09/16/33	4,392
281	Series 2003-76, Class LS, IF, IO, 7.016%, 09/20/31	7
168	Series 2003-90, Class PO, PO, 10/20/33	133
2,441	Series 2003-97, Class SA, IF, IO, 6.366%, 11/16/33	431
2,064	Series 2003-112, Class SA, IF, IO, 6.366%, 12/16/33	352
9,976	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	880
496	Series 2003-114, Class SH, IF, 14.366%, 11/17/32	625
6,036	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	803
1,405	Series 2004-15, Class SA, IF, 19.156%, 12/20/32	1,648
855	Series 2004-28, Class S, IF, 19.156%, 04/16/34	1,260
2,157	Series 2004-46, Class PO, PO, 06/20/34	1,991
6,229	Series 2004-49, Class Z, 6.000%, 06/20/34	6,951
517	Series 2004-68, Class PO, PO, 05/20/31	516
1,037	Series 2004-71, Class SB, HB, IF, 28.560%, 09/20/34	1,746
1,037	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,126	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	1,400
6,732	Series 2004-73, Class JL, IF, IO, 6.366%, 09/16/34	1,011
499	Series 2004-83, Class AP, IF, 13.858%, 10/16/34	598
210	Series 2004-85, Class PO, PO, 01/17/33	208
536	Series 2004-87, Class SB, IF, 7.461%, 03/17/33	584
679	Series 2004-89, Class LS, HB, IF, 23.708%, 10/16/34	1,010
12,593	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	1,449
6,045	Series 2004-96, Class SC, IF, IO, 5.896%, 11/20/34	833
5,892	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	672
8,875	Series 2005-3, Class SK, IF, IO, 6.566%, 01/20/35	1,691
585	Series 2005-6, Class GS, IF, 13.132%, 12/20/32	626
1,917	Series 2005-7, Class JM, IF, 16.315%, 05/18/34	2,271
9,173	Series 2005-17, Class SL, IF, IO, 6.516%, 07/20/34	1,734
1,511	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	1,517
769	Series 2005-44, Class SP, IF, 11.832%, 10/20/34	891
946	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	190
47	Series 2005-65, Class SA, HB, IF, 22.035%, 08/20/35	65
391	Series 2005-66, Class SP, HB, IF, 20.220%, 08/16/35	572
4,581	Series 2005-68, Class DP, IF, 15.990%, 06/17/35	6,017
19,373	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	2,897
4,155	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	642
3,088	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,476
964	Series 2005-82, Class PO, PO, 10/20/35	886
1,716	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	309
1,641	Series 2006-16, Class OP, PO, 03/20/36	1,458
1,846	Series 2006-20, Class QA, 5.750%, 02/20/36	2,041

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,347	Series 2006-22, Class AO, PO, 05/20/36	2,143
6,331	Series 2006-33, Class Z, 6.500%, 07/20/36	7,301
357	Series 2006-34, Class PO, PO, 07/20/36	329
456	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	56
6,612	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,632
2,192	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,467
3,127	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	561
5,715	Series 2006-65, Class SA, IF, IO, 6.616%, 11/20/36	1,051
4,693	Series 2007-9, Class CI, IF, IO, 6.016%, 03/20/37	632
7,816	Series 2007-9, Class DI, IF, IO, 6.326%, 03/20/37	1,304
12,310	Series 2007-17, Class AF, VAR, 0.384%, 04/16/37	12,346
6,947	Series 2007-17, Class JI, IF, IO, 6.626%, 04/16/37	1,343
2,695	Series 2007-17, Class JO, PO, 04/16/37	2,390
3,176	Series 2007-19, Class SD, IF, IO, 6.016%, 04/20/37	437
1,903	Series 2007-25, Class FN, VAR, 0.484%, 05/16/37	1,906
7,110	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	983
16,111	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	2,050
5,598	Series 2007-27, Class SD, IF, IO, 6.016%, 05/20/37	780
559	Series 2007-28, Class BO, PO, 05/20/37	515
7,301	Series 2007-35, Class PO, PO, 06/16/37	6,493
1,067	Series 2007-36, Class HO, PO, 06/16/37	942
4,571	Series 2007-36, Class SE, IF, IO, 6.286%, 06/16/37	670
5,507	Series 2007-36, Class SJ, IF, IO, 6.066%, 06/20/37	774
4,862	Series 2007-40, Class SD, IF, IO, 6.566%, 07/20/37	896
7,654	Series 2007-40, Class SN, IF, IO, 6.496%, 07/20/37	1,377
11,939	Series 2007-42, Class SC, IF, IO, 6.566%, 07/20/37	2,225
6,972	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	1,254

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
100	Series 2007-49, Class NO, PO, 12/20/35	100
2,118	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	391
4,491	Series 2007-53, Class ES, IF, IO, 6.366%, 09/20/37	645
1,490	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	2,133
6,866	Series 2007-57, Class PO, PO, 03/20/37	6,505
6,019	Series 2007-57, Class QA, IF, IO, 6.316%, 10/20/37	902
6,090	Series 2007-67, Class SI, IF, IO, 6.326%, 11/20/37	974
4,253	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	474
5,201	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	736
5,709	Series 2007-73, Class MI, IF, IO, 5.816%, 11/20/37	751
4,271	Series 2007-74, Class SL, IF, IO, 6.356%, 11/16/37	793
11,146	Series 2007-76, Class SB, IF, IO, 6.316%, 11/20/37	1,786
8,573	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	1,212
6,586	Series 2007-82, Class SA, IF, IO, 6.346%, 12/20/37	928
411	Series 2008-1, Class PO, PO, 01/20/38	375
618	Series 2008-7, Class SK, IF, 19.398%, 11/20/37	880
849	Series 2008-7, Class SP, IF, 13.032%, 10/20/37	1,014
1,498	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	299
1,594	Series 2008-20, Class PO, PO, 09/20/37	1,491
496	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	37
4,021	Series 2008-25, Class SB, IF, IO, 6.716%, 03/20/38	607
1,492	Series 2008-29, Class PO, PO, 02/17/33	1,414
9,033	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	1,051
2,608	Series 2008-33, Class XS, IF, IO, 7.516%, 04/16/38	448
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,738
7,669	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	1,086
18,334	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	3,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,061	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	836
646	Series 2008-43, Class NA, 5.500%, 11/20/37	690
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	3,915
2,194	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	312
8,113	Series 2008-60, Class CS, IF, IO, 5.966%, 07/20/38	1,140
1,499	Series 2008-60, Class PO, PO, 01/20/38	1,468
1,005	Series 2008-64, Class ED, 6.500%, 04/20/28	1,143
9,468	Series 2008-69, Class QD, 5.750%, 07/20/38	10,453
3,029	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	396
9,046	Series 2008-76, Class US, IF, IO, 5.716%, 09/20/38	1,275
4,954	Series 2008-79, Class CS, IF, 6.616%, 06/20/35	5,184
17,310	Series 2008-81, Class S, IF, IO, 6.016%, 09/20/38	2,407
8,528	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	1,164
16,646	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	2,672
4,988	Series 2008-96, Class SL, IF, IO, 5.816%, 12/20/38	565
5,928	Series 2009-6, Class SA, IF, IO, 5.916%, 02/16/39	749
4,791	Series 2009-6, Class SH, IF, IO, 5.856%, 02/20/39	541
7,897	Series 2009-10, Class SA, IF, IO, 5.766%, 02/20/39	1,151
3,056	Series 2009-10, Class SL, IF, IO, 6.316%, 03/16/34	297
6,305	Series 2009-11, Class SC, IF, IO, 5.966%, 02/16/39	969
2,323	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	439
4,870	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	911
14,667	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	2,071
6,037	Series 2009-24, Class DS, IF, IO, 6.116%, 03/20/39	712
3,966	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	672

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,397	Series 2009-31, Class ST, IF, IO, 6.166%, 03/20/39	1,000
8,903	Series 2009-31, Class TS, IF, IO, 6.116%, 03/20/39	1,236
1,888	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	289
2,328	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	501
4,787	Series 2009-35, Class SN, IF, IO, 6.216%, 12/16/38	536
11,251	Series 2009-42, Class SC, IF, IO, 5.896%, 06/20/39	1,276
7,754	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	955
8,740	Series 2009-44, Class MV, 6.000%, 04/20/20	9,457
3,138	Series 2009-44, Class VA, 5.500%, 05/16/20	3,244
14,410	Series 2009-64, Class SN, IF, IO, 5.916%, 07/16/39	1,743
3,013	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	513
10,681	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	1,395
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,402
8,747	Series 2009-79, Class OK, PO, 11/16/37	7,877
16,984	Series 2009-81, Class SB, IF, IO, 5.906%, 09/20/39	1,901
6,928	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	779
23,610	Series 2009-102, Class SM, IF, IO, 6.216%, 06/16/39	2,626
3,109	Series 2009-104, Class AB, 7.000%, 08/16/39	3,644
13,220	Series 2009-106, Class AS, IF, IO, 6.216%, 11/16/39	1,773
43,425	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	5,949
5,089	Series 2009-121, Class VA, 5.500%, 11/20/20	5,665
3,917	Series 2010-14, Class AO, PO, 12/20/32	3,826
1,633	Series 2010-14, Class BO, PO, 11/20/35	1,505
4,499	Series 2010-14, Class CO, PO, 08/20/35	3,772
127	Series 2010-14, Class EO, PO, 06/16/33	127
15,319	Series 2010-14, Class QP, 6.000%, 12/20/39	16,729
3,870	Series 2010-41, Class WA, VAR, 5.834%, 10/20/33	4,387

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,144	Series 2010-103, Class WA, VAR, 5.755%, 08/20/34	2,381
2,941	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	3,305
15,804	Series 2010-130, Class CP, 7.000%, 10/16/40	18,398
18,267	Series 2010-157, Class OP, PO, 12/20/40	14,886
26,326	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	29,694
3,972	Series 2011-17, Class FP, VAR, 0.584%, 09/20/40	3,998
1,398	Series 2011-22, Class WA, VAR, 5.945%, 02/20/37	1,541
6,280	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,951
12,161	Series 2011-75, Class SM, IF, IO, 6.416%, 05/20/41	1,988
4,960	Series 2011-97, Class WA, VAR, 6.083%, 11/20/38	5,576
7,107	Series 2011-137, Class WA, VAR, 5.524%, 07/20/40	8,040
16,939	Series 2011-163, Class WA, VAR, 5.801%, 12/20/38	18,509
8,936	Series 2012-59, Class WA, VAR, 5.581%, 08/20/38	9,657
19,710	Series 2012-61, Class FM, VAR, 0.584%, 05/16/42	19,748
9,858	Series 2012-141, Class WA, VAR, 4.541%, 11/16/41	10,351
6,462	Series 2012-141, Class WB, VAR, 3.963%, 09/16/42	6,566
8,982	Series 2012-141, Class WC, VAR, 3.766%, 01/20/42	9,278
93,274	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	93,059
18,846	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	18,787
4,124	Series 2012-H20, Class KA, 2.000%, 06/20/62	4,094
38,940	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	39,060
39,713	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	39,773
44,225	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	44,040
19,205	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	19,145
12,676	Series 2012-H24, Class FD, VAR, 0.785%, 09/20/62	12,672

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5,591	Series 2012-H24, Class FE, VAR, 0.795%, 10/20/62	5,591
36,959	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	36,812
19,154	Series 2012-H26, Class JA, VAR, 0.745%, 10/20/61	19,122
28,678	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	28,632
14,635	Series 2012-H27, Class FB, VAR, 0.695%, 10/20/62	14,594
47,887	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	47,848
14,564	Series 2012-H30, Class JA, VAR, 0.675%, 01/20/60	14,612
26,557	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	26,480
40,212	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	39,738
9,361	Series 2013-26, Class AK, VAR, 4.657%, 09/20/41	9,981
4,752	Series 2013-54, Class WA, VAR, 4.710%, 11/20/42	5,085
3,539	Series 2013-75, Class WA, VAR, 5.247%, 06/20/40	3,941
4,737	Series 2013-91, Class WA, VAR, 4.531%, 04/20/43	5,119
34,396	Series 2013-H01, Class FA, 1.650%, 01/20/63	33,200
16,840	Series 2013-H01, Class JA, VAR, 0.515%, 01/20/63	16,594
15,371	Series 2013-H01, Class TA, VAR, 0.695%, 01/20/63	15,324
5,463	Series 2013-H02, Class HF, VAR, 0.495%, 11/20/62	5,434
11,136	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	11,072
44,686	Series 2013-H04, Class BA, 1.650%, 02/20/63	43,075
4,450	Series 2013-H04, Class SA, VAR, 0.615%, 02/20/63	4,402
4,916	Series 2013-H07, Class GA, VAR, 0.665%, 03/20/63	4,882
14,926	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	14,773
11,030	Series 2013-H07, Class JA, 1.750%, 03/20/63	10,663
7,223	Series 2013-H07, Class MA, VAR, 0.745%, 04/20/62	7,210

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
21,797	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	21,626
14,060	Series 2013-H09, Class HA, 1.650%, 04/20/63	13,537
	NCUA Guaranteed Notes Trust,
26,532	Series 2010-R3, Class 1A, VAR, 0.746%, 12/08/20	26,864
6,365	Series 2010-R3, Class 3A, 2.400%, 12/08/20	6,349
	Vendee Mortgage Trust,
8,977	Series 1993-1, Class ZB, 7.250%, 02/15/23	10,437
1,896	Series 1994-1, Class 1, VAR, 5.619%, 02/15/24	2,090
6,292	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,933
2,661	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,992
1,261	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,461
3,783	Series 1997-1, Class 2Z, 7.500%, 02/15/27	4,302
2,522	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,883

		5,143,951

	Non-Agency CMO — 8.8%
2,246	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.411%, 02/02/37 (e)	2,187
	AJAX Mortgage Loan Trust,
24,729	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	24,437
9,234	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	9,289
	Alternative Loan Trust,
1,070	Series 2002-8, Class A4, 6.500%, 07/25/32	1,104
235	Series 2002-12, Class PO, PO, 11/25/32	193
2,327	Series 2002-18, Class M, 6.000%, 02/25/33	2,248
395	Series 2003-6T2, Class A6, 5.500%, 06/25/33	376
12,305	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,108
717	Series 2004-14T2, Class A5, 5.500%, 08/25/34	718
2,598	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,638

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,165	Series 2005-1CB, Class 1A6, IF, IO, 6.916%, 03/25/35	974
14,611	Series 2005-20CB, Class 3A8, IF, IO, 4.566%, 07/25/35	1,845
13,152	Series 2005-22T1, Class A2, IF, IO, 4.886%, 06/25/35	2,110
6,424	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,043
188	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	149
47,343	Series 2005-37T1, Class A2, IF, IO, 4.866%, 09/25/35	6,808
7,420	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	6,708
29,291	Series 2005-54CB, Class 1A2, IF, IO, 4.666%, 11/25/35	4,025
90	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	91
2,751	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,385
9,745	Series 2005-J1, Class 1A4, IF, IO, 4.916%, 02/25/35	1,010
272	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	275
	American General Mortgage Loan Trust,
2,204	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	2,302
5,567	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	5,548
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	34,118
3,579	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	3,628
4,487	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,676
9,499	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	9,892
4,500	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,688
	ASG Resecuritization Trust,
3,883	Series 2009-1, Class A60, VAR, 2.223%, 06/26/37 (e)	3,827
6,816	Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	6,969
5,300	Series 2009-2, Class G60, VAR, 4.863%, 05/24/36 (e)	5,570
25,518	Series 2009-3, Class A65, VAR, 2.298%, 03/26/37 (e)	25,603

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
9,607	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	9,740
2,942	Series 2009-5, Class A50, VAR, 3.483%, 02/28/37 (e)	2,976
3,481	Series 2010-1, Class A85, VAR, 0.584%, 02/27/36 (e)	3,386
9,422	Series 2010-2, Class A60, VAR, 2.075%, 01/28/37 (e)	9,269
3,087	Series 2010-3, Class 2A22, VAR, 0.411%, 10/28/36 (e)	3,060
614	Series 2010-4, Class 1A22, VAR, 0.468%, 07/28/36 (e) (i)	609
1,243	Series 2010-4, Class 2A20, VAR, 0.359%, 11/28/36 (e)	1,228
2,683	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	2,712
7,717	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	8,045
7,672	Series 2011-1, Class 3A50, VAR, 2.528%, 11/28/35 (e)	7,527
1,147	Series 2011-2, Class A48S, HB, IF, 23.533%, 02/28/36 (e)	1,491
	Banc of America Alternative Loan Trust,
260	Series 2003-1, Class APO, PO, 02/25/33	215
6,003	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	6,109
3,420	Series 2003-7, Class 2A4, 5.000%, 09/25/18	3,493
3,203	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	3,270
6,273	Series 2003-11, Class 1A1, 6.000%, 01/25/34	6,527
5,031	Series 2003-11, Class 2A1, 6.000%, 01/25/34	5,252
654	Series 2003-11, Class PO, PO, 01/25/34	484
1,814	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,860
1,359	Series 2004-1, Class 5A1, 5.500%, 02/25/19	1,398
302	Series 2004-6, Class 15PO, PO, 07/25/19	275
162	Series 2004-6, Class 3A2, 6.000%, 07/25/34	162
2,305	Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,420
1,090	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,020
3,064	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
29,092	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	28,756
	Banc of America Funding Trust,
777	Series 2004-1, Class PO, PO, 03/25/34	700
1,024	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,080
2,308	Series 2004-C, Class 1A1, VAR, 5.066%, 12/20/34	2,275
1,189	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,169
972	Series 2005-7, Class 30PO, PO, 11/25/35	753
421	Series 2005-8, Class 30PO, PO, 01/25/36	311
2,432	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	2,419
945	Series 2006-1, Class XPO, PO, 01/25/36	815
9,337	Series 2010-R11A, Class 1A6, VAR, 5.239%, 08/26/35 (e)	9,526
568	Series 2010-R4, Class 5A1, VAR, 0.334%, 07/26/36 (e)	565
3,552	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	3,614
	Banc of America Mortgage Trust,
4,728	Series 2003-3, Class 1A7, 5.500%, 05/25/33	4,868
1,617	Series 2003-3, Class 2A1, VAR, 0.734%, 05/25/18	1,557
710	Series 2003-5, Class 3A1, 7.500%, 02/25/31	757
613	Series 2003-6, Class 2A1, VAR, 0.634%, 08/25/18	592
92	Series 2003-7, Class A2, 4.750%, 09/25/18	95
356	Series 2003-8, Class APO, PO, 11/25/33	302
989	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	990
3,050	Series 2003-E, Class 2A2, VAR, 2.855%, 06/25/33	3,016
100	Series 2004-1, Class APO, PO, 02/25/34	91
1,634	Series 2004-3, Class 15IO, IO, VAR, 0.265%, 04/25/19	7
9,037	Series 2004-3, Class 1A26, 5.500%, 04/25/34	9,181
126	Series 2004-4, Class APO, PO, 05/25/34	106
2,337	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,412
651	Series 2004-5, Class 4A1, 4.750%, 06/25/19	675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
10,407	Series 2004-6, Class 1A3, 5.500%, 05/25/34	10,863
355	Series 2004-6, Class 2A7, 5.500%, 07/25/34	371
635	Series 2004-6, Class APO, PO, 07/25/34	525
54	Series 2004-8, Class 5PO, PO, 05/25/32	48
281	Series 2004-8, Class XPO, PO, 10/25/34	239
956	Series 2004-9, Class 3A1, 6.500%, 09/25/32	1,005
69	Series 2004-9, Class 3PO, PO, 09/25/32	63
2,181	Series 2004-J, Class 3A1, VAR, 3.463%, 11/25/34	2,134
2,319	Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,393
	BCAP LLC Trust,
5,174	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	5,155
8,508	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	8,915
6,912	Series 2009-RR14, Class 3A2, VAR, 2.706%, 08/26/35 (e)	6,601
856	Series 2009-RR14, Class 4A1, VAR, 2.620%, 03/26/36 (e)	855
5,611	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	5,709
1,790	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,823
6,034	Series 2010-RR12, Class 4A5, VAR, 2.885%, 10/26/36 (e)	6,105
1,733	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	1,741
280	Series 2010-RR4, Class 2A1, VAR, 0.934%, 06/26/37 (e)	278
8,126	Series 2010-RR5, Class 2A5, VAR, 5.303%, 04/26/37 (e)	8,073
4,513	Series 2010-RR6, Class 22A3, VAR, 4.715%, 06/26/36 (e)	4,704
452	Series 2010-RR6, Class 5A1, VAR, 4.658%, 11/26/37 (e)	451
2,658	Series 2010-RR7, Class 15A1, VAR, 0.984%, 01/26/36 (e)	2,594
6,109	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	5,944
5,364	Series 2010-RR7, Class 1A5, VAR, 4.982%, 04/26/35 (e)	5,262
20,993	Series 2010-RR7, Class 2A1, VAR, 2.278%, 07/26/45 (e)	20,350
3,384	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	3,485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
10,000	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	9,490
4,234	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	4,261
5,878	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	6,011
18,160	Series 2011-RR10, Class 2A1, VAR, 1.076%, 09/26/37 (e)	16,363
2,923	Series 2011-RR2, Class 3A3, VAR, 2.837%, 11/21/35 (e)	2,926
14,033	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	13,546
15,058	Series 2011-RR5, Class 11A3, VAR, 0.334%, 05/28/36 (e)	13,903
6,405	Series 2011-RR5, Class 14A3, VAR, 2.704%, 07/26/36 (e)	6,396
6,893	Series 2012-RR1, Class 5A1, VAR, 6.268%, 07/26/37 (e)	7,070
8,176	Series 2012-RR10, Class 1A1, VAR, 0.414%, 02/26/37 (e)	7,630
23,470	Series 2012-RR10, Class 3A1, VAR, 0.374%, 05/26/36 (e)	21,857
15,042	Series 2012-RR2, Class 1A1, VAR, 0.354%, 08/26/36 (e)	14,531
24,396	Series 2012-RR3, Class 2A5, VAR, 2.312%, 05/26/37 (e)	24,117
12,127	Series 2012-RR4, Class 8A3, VAR, 0.414%, 06/26/47 (e)	11,481
5,213	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.684%, 03/25/35	5,017
	Bear Stearns ARM Trust,
3,262	Series 2003-2, Class A5, VAR, 2.491%, 01/25/33 (e)	3,086
298	Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	296
2,817	Series 2004-2, Class 14A, VAR, 5.051%, 05/25/34	2,800
10,079	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	9,970
8,419	Series 2006-1, Class A1, VAR, 2.430%, 02/25/36	8,061
7,135	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	7,024
463	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	381
166	Cendant Mortgage Capital LLC CDMC Mortagage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	139

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Chase Mortgage Finance Trust,
1,870	Series 2007-A1, Class 1A3, VAR, 2.875%, 02/25/37	1,844
3,822	Series 2007-A1, Class 2A1, VAR, 2.719%, 02/25/37	3,792
632	Series 2007-A1, Class 7A1, VAR, 2.701%, 02/25/37	628
1,871	Series 2007-A1, Class 9A1, VAR, 2.792%, 02/25/37	1,856
1,586	Series 2007-A2, Class 1A1, VAR, 2.793%, 07/25/37	1,556
2,332	Series 2007-A2, Class 2A1, VAR, 2.920%, 07/25/37	2,306
	CHL Mortgage Pass-Through Trust,
225	Series 2002-18, Class PO, PO, 11/25/32	192
1,133	Series 2002-22, Class A20, 6.250%, 10/25/32	1,182
2,179	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,175
796	Series 2003-29, Class A1, 5.500%, 08/25/33	826
6,061	Series 2003-39, Class A6, 5.000%, 10/25/33	6,248
244	Series 2003-44, Class A9, PO, 10/25/33	244
5,051	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	5,217
101	Series 2003-J13, Class PO, PO, 01/25/34	92
657	Series 2003-J7, Class 4A3, IF, 9.535%, 08/25/18	688
1,211	Series 2004-3, Class A26, 5.500%, 04/25/34	1,232
823	Series 2004-3, Class A4, 5.750%, 04/25/34	839
5,099	Series 2004-5, Class 1A4, 5.500%, 06/25/34	5,302
285	Series 2004-7, Class 2A1, VAR, 2.701%, 06/25/34	277
3,124	Series 2004-8, Class 2A1, 4.500%, 06/25/19	3,224
523	Series 2004-HYB1, Class 2A, VAR, 2.787%, 05/20/34	486
2,212	Series 2004-HYB3, Class 2A, VAR, 2.564%, 06/20/34	2,022
1,362	Series 2004-HYB6, Class A3, VAR, 2.838%, 11/20/34	1,244
86	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	87
270	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
740	Series 2005-14, Class A2, 5.500%, 07/25/35	726
463	Series 2005-16, Class A23, 5.500%, 09/25/35	446
5,086	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	4,038
	Citicorp Mortgage Securities Trust,
562	Series 2006-1, Class 2A1, 5.000%, 02/25/21	586
2,581	Series 2006-4, Class 1A2, 6.000%, 08/25/36	2,606
283	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	291
	Citigroup Mortgage Loan Trust,
3,894	2.110%, 01/12/18	3,896
15,475	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	15,685
3,681	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	3,756
3,053	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	3,143
9,685	Series 2009-10, Class 1A1, VAR, 2.428%, 09/25/33 (e)	9,853
7,572	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	7,801
8,633	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	8,852
1,990	Series 2010-3, Class 4A1, VAR, 2.430%, 02/25/36 (e)	1,997
3,397	Series 2010-7, Class 10A1, VAR, 2.618%, 02/25/35 (e)	3,462
49,541	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	49,916
50,619	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	51,828
4,165	Series 2010-10, Class 2A1, VAR, 2.572%, 02/25/36 (e)	4,208
587	Series 2011-3, Class 1A1, VAR, 0.264%, 02/25/47 (e)	585
4,104	Series 2011-10, Class 4A1, VAR, 0.383%, 02/25/46 (e)	3,940
	Citigroup Mortgage Loan Trust, Inc.,
1,576	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,611
247	Series 2003-1, Class 2A6, PO, 10/25/33	217
208	Series 2003-1, Class PO2, PO, 10/25/33	182
209	Series 2003-1, Class PO3, PO, 09/25/33	183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1	Series 2003-1, Class WPO1, PO, 06/25/16	1
303	Series 2003-UP3, Class A3, 7.000%, 09/25/33	314
528	Series 2003-UST1, Class A1, 5.500%, 12/25/18	549
108	Series 2003-UST1, Class PO1, PO, 12/25/18	99
95	Series 2003-UST1, Class PO3, PO, 12/25/18	88
781	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	772
562	Series 2005-1, Class 2A1A, VAR, 2.792%, 04/25/35	433
3,121	Series 2005-2, Class 2A11, 5.500%, 05/25/35	3,127
1,473	Series 2005-5, Class 1A2, VAR, 3.714%, 08/25/35	961
13,252	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	12,854
	Credit Suisse First Boston Mortgage Securities Corp.,
41	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	41
1,790	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,821
2,674	Series 2003-21, Class 1A4, 5.250%, 09/25/33	2,763
1,585	Series 2003-23, Class 1P, PO, 10/25/33	1,349
1,045	Series 2003-23, Class 2A5, 5.000%, 10/25/18	1,058
233	Series 2003-25, Class 2A1, 4.500%, 10/25/18	241
3,783	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,826
1,304	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,313
1,152	Series 2003-AR15, Class 3A1, VAR, 2.790%, 06/25/33	1,119
2,412	Series 2004-4, Class 2A4, 5.500%, 09/25/34	2,575
1,985	Series 2004-5, Class 3A1, 5.250%, 08/25/19	2,044
50	Series 2004-5, Class 5P, PO, 08/25/19	46
3,736	Series 2004-8, Class 1A4, 5.500%, 12/25/34	3,950
138	Series 2004-8, Class 3A5, 5.500%, 12/25/34	138
529	Series 2005-9, Class AP, PO, 10/25/35	325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
6,041	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,213
311	Series 2005-10, Class AP, PO, 11/25/35	176
6,135	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	6,290
	CSMC,
7,500	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	7,430
3,148	Series 2010-16, Class A4, VAR, 3.946%, 06/25/50 (e)	3,043
1,175	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,164
2,758	Series 2010-1R, Class 5A1, VAR, 4.972%, 01/27/36 (e)	2,857
77,217	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	71,734
3,039	Series 2010-12R, Class 14A1, VAR, 2.631%, 09/26/46 (e)	3,034
2,539	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	2,518
517	Series 2010-15R, Class 7A2, VAR, 1.230%, 10/26/37 (e)	515
5,085	Series 2010-17R, Class 1A1, VAR, 2.519%, 06/26/36 (e)	5,257
1,257	Series 2010-17R, Class 5A1, VAR, 2.736%, 07/26/36 (e)	1,258
20,214	Series 2011-1R, Class A1, VAR, 1.184%, 02/27/47 (e)	20,100
4,659	Series 2011-6R, Class 3A1, VAR, 2.736%, 07/28/36 (e)	4,537
14,022	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	13,971
30,117	Series 2011-9R, Class A1, VAR, 2.184%, 03/27/46 (e)	30,101
17,491	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	17,775
5,635	Series 2012-2R, Class 2A1, VAR, 2.587%, 03/27/47 (e)	5,305
16,812	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	16,776
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
1,614	Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	1,675
1,980	Series 2005-3, Class 1A1, VAR, 5.339%, 06/25/20	2,018

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,822	Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.320%, 04/26/37 (e)	1,788
109	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	101
	First Boston Mortgage Securities Corp. 1987 STRIPS,
21	Series C, Class IO, IO, 10.965%, 04/25/17	2
12	Series C, Class PO, PO, 04/25/17	12
	First Horizon Alternative Mortgage Securities Trust,
2,831	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,471
19,974	Series 2007-FA4, Class 1A2, IF, IO, 5.466%, 08/25/37	3,383
	First Horizon Mortgage Pass-Through Trust,
85	Series 2003-7, Class 2A1, 4.500%, 09/25/18	88
897	Series 2003-8, Class 2A1, 4.500%, 09/25/18	921
2,942	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,050
1,584	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	1,551
721	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	716
4,857	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	4,809
	Freedom Trust,
220	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	220
6,086	Series 2011-4, Class A18, VAR, 4.869%, 03/25/37 (e)	6,143
	GMACM Mortgage Loan Trust,
9,285	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	9,330
6,268	Series 2003-AR2, Class 2A4, VAR, 3.456%, 12/19/33	6,171
518	Series 2003-J7, Class A10, 5.500%, 11/25/33	534
6,023	Series 2003-J7, Class A7, 5.000%, 11/25/33	6,129
322	Series 2003-J8, Class A, 5.250%, 12/25/33	334
4,207	Series 2004-J5, Class A7, 6.500%, 01/25/35	4,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,747	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,801
4,810	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	4,505
	GSMPS Mortgage Loan Trust,
1,068	Series 2004-4, Class 1AF, VAR, 0.584%, 06/25/34 (e)	932
1,967	Series 2005-RP2, Class 1AF, VAR, 0.534%, 03/25/35 (e)	1,665
11,836	Series 2005-RP3, Class 1AF, VAR, 0.534%, 09/25/35 (e)	9,809
8,725	Series 2005-RP3, Class 1AS, IO, VAR, 4.893%, 09/25/35 (e)	1,280
	GSR Mortgage Loan Trust,
857	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	905
441	Series 2003-6F, Class A2, VAR, 0.584%, 09/25/32	415
3,666	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	3,876
1,806	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,940
1,131	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,117
35	Series 2004-15F, Class AP, PO, 12/25/34	34
1,640	Series 2005-5F, Class 8A3, VAR, 0.684%, 06/25/35	1,544
6,238	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	6,340
382	Series 2005-AR6, Class 3A1, VAR, 2.655%, 09/25/35	370
3,125	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,000
10,135	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	9,197
10,220	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	10,001
17,616	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	17,084
3,440	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.484%, 05/25/35	3,406
	Impac Secured Assets CMN Owner Trust,
1,659	Series 2003-2, Class A1, 5.500%, 08/25/33	1,743
88	Series 2004-3, Class 1A4, VAR, 0.984%, 11/25/34	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Impac Secured Assets Trust,
8,233	Series 2006-1, Class 2A1, VAR, 0.534%, 05/25/36	8,011
14,918	Series 2006-2, Class 2A1, VAR, 0.534%, 08/25/36	14,230
22,440	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	4
5,896	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	6,105
	JP Morgan Mortgage Trust,
1,142	Series 2004-A3, Class 4A1, VAR, 2.754%, 07/25/34	1,153
2,021	Series 2004-A4, Class 1A1, VAR, 2.769%, 09/25/34	2,026
1,146	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	1,181
4,433	Series 2005-A1, Class 3A4, VAR, 4.269%, 02/25/35	4,437
26,334	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	25,901
15,033	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	14,969
3,598	Series 2006-A3, Class 6A1, VAR, 2.769%, 08/25/34	3,504
2,635	Series 2007-A1, Class 5A1, VAR, 2.950%, 07/25/35	2,577
1,054	Series 2007-A1, Class 5A2, VAR, 2.950%, 07/25/35	1,055
	JP Morgan Resecuritization Trust,
3,883	Series 2009-6, Class 4A1, VAR, 3.154%, 09/26/36 (e)	3,948
3,543	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	3,536
	Lehman Mortgage Trust,
1,553	Series 2006-2, Class 1A1, VAR, 6.363%, 04/25/36	1,472
1,433	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,213
7,672	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,341
	LVII Resecuritization Trust,
12,557	Series 2009-2, Class M3, VAR, 5.080%, 09/27/37 (e)	13,081
8,000	Series 2009-3, Class M3, VAR, 5.441%, 11/27/37 (e)	8,248
10,000	Series 2009-3, Class M4, VAR, 5.441%, 11/27/37 (e)	10,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	MASTR Adjustable Rate Mortgages Trust,
1,267	Series 2004-3, Class 4A2, VAR, 2.393%, 04/25/34	1,211
6,804	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	6,885
674	Series 2004-15, Class 3A1, VAR, 3.311%, 12/25/34	641
	MASTR Alternative Loan Trust,
2,304	Series 2003-9, Class 2A1, 6.000%, 12/25/33	2,434
438	Series 2003-9, Class 8A1, 6.000%, 01/25/34	449
1,390	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,419
4,119	Series 2004-3, Class 3A1, 6.000%, 04/25/34	4,237
771	Series 2004-6, Class 30PO, PO, 07/25/34	645
444	Series 2004-6, Class 7A1, 6.000%, 07/25/34	456
707	Series 2004-7, Class 30PO, PO, 08/25/34	546
1,851	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,931
523	Series 2004-10, Class 1A1, 4.500%, 09/25/19	534
1,761	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,727
	MASTR Asset Securitization Trust,
288	Series 2003-2, Class 1A1, 5.000%, 03/25/18	290
182	Series 2003-2, Class 2A1, 4.500%, 03/25/18	182
579	Series 2003-2, Class 2A10, 4.500%, 03/25/18	580
197	Series 2003-8, Class 1A1, 5.500%, 09/25/33	205
326	Series 2003-9, Class 15PO, PO, 10/25/18	300
338	Series 2003-9, Class 2A7, 5.500%, 10/25/33	344
184	Series 2003-11, Class 3A1, 4.500%, 12/25/18	189
203	Series 2003-12, Class 30PO, PO, 12/25/33	179
540	Series 2003-12, Class 6A1, 5.000%, 12/25/33	552
174	Series 2004-1, Class 30PO, PO, 02/25/34	150
3,539	Series 2004-4, Class 1A6, 5.250%, 12/26/33	3,600
49	Series 2004-4, Class 3A1, 4.500%, 04/25/19	50

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
204		Series 2004-6, Class 15PO, PO, 07/25/19	186
491		Series 2004-8, Class 1A1, 4.750%, 08/25/19	501
114		Series 2004-8, Class PO, PO, 08/25/19	104
636		Series 2004-9, Class 5A1, 5.250%, 09/25/19	657
2,129		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	2,240
		MASTR Reperforming Loan Trust,
16,033		Series 2005-2, Class 1A1F, VAR, 0.534%, 05/25/35 (e)	13,555
1,895		Series 2006-2, Class 1A1, VAR, 4.902%, 05/25/36 (e)	1,778
2,631		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,105
6,606		Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, VAR, 0.664%, 06/15/30	6,468
		Merrill Lynch Mortgage Investors Trust,
1,648		Series 2003-A5, Class 2A6, VAR, 2.394%, 08/25/33	1,638
3,618		Series 2003-E, Class A1, VAR, 0.804%, 10/25/28	3,427
4,106		Series 2003-F, Class A1, VAR, 0.824%, 10/25/28	4,019
3,150		Series 2004-1, Class 2A1, VAR, 2.209%, 12/25/34	3,105
1,520		Series 2004-A, Class A1, VAR, 0.644%, 04/25/29	1,422
2,824		Series 2004-A4, Class A2, VAR, 2.509%, 08/25/34	2,851
3,602		Series 2004-C, Class A2, VAR, 1.014%, 07/25/29	3,520
5,520		Series 2005-A2, Class A1, VAR, 2.535%, 02/25/35	5,327
4,813		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.478%, 06/25/37	4,616
56		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	61
		Morgan Stanley Mortgage Loan Trust,
6,069		Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	6,320
1,722		Series 2004-9, Class 4A, VAR, 5.457%, 10/25/19	1,760
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,297.410%, 04/20/21	8
2,028		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	1,887

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,385	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, VAR, 0.624%, 12/15/30	1,324
1,117	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,144
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
602	Series 2003-A1, Class A1, 5.500%, 05/25/33	613
287	Series 2003-A1, Class A2, 6.000%, 05/25/33	301
140	Series 2003-A1, Class A5, 7.000%, 04/25/33	147
11	Series 2003-A1, Class A7, 5.000%, 04/25/18	12
2,434	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,452
	PaineWebber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
13	Series P, Class 4, 8.500%, 08/01/19	14
2,834	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	3,008
1,408	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.747%, 05/25/35	1,409
	RALI Trust,
733	Series 2001-QS19, Class A2, 6.000%, 12/25/16	745
346	Series 2002-QS16, Class A3, IF, 16.238%, 10/25/17	363
1,425	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,455
3,000	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,096
1,699	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,740
308	Series 2003-QS1, Class A6, 4.250%, 01/25/33	310
1,082	Series 2003-QS12, Class A2A, IF, IO, 7.416%, 06/25/18	118
329	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	24
8,975	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,362
2,668	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,721

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,655	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,905
841	Series 2003-QS18, Class A1, 5.000%, 09/25/18	864
8,498	Series 2003-QS19, Class A1, 5.750%, 10/25/33	9,071
761	Series 2003-QS3, Class A2, IF, 16.095%, 02/25/18	829
534	Series 2003-QS3, Class A8, IF, IO, 7.416%, 02/25/18	31
2,028	Series 2003-QS9, Class A3, IF, IO, 7.366%, 05/25/18	241
12,669	Series 2004-QS7, Class A4, 5.500%, 05/25/34	12,888
2,768	Series 2005-QA6, Class A32, VAR, 3.715%, 05/25/35	1,824
397	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	323
	RBSSP Resecuritization Trust,
5,940	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	6,206
2,304	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	2,392
1,207	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,216
4,091	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	4,102
10,845	Series 2009-12, Class 1A1, VAR, 5.955%, 11/25/33 (e)	11,206
5,547	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	5,821
16,110	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	16,442
1,308	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,323
13,342	Series 2012-3, Class 3A1, VAR, 0.334%, 09/26/36 (e)	11,916
204	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	174
	Residential Asset Securitization Trust,
691	Series 2003-A13, Class A3, 5.500%, 01/25/34	710
62	Series 2003-A14, Class A1, 4.750%, 02/25/19	64
1,278	Series 2003-A8, Class A5, 4.250%, 10/25/18	1,309
16,720	Series 2005-A2, Class A4, IF, IO, 4.866%, 03/25/35	2,698

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,793	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,528
	RFMSI Trust,
1,525	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,529
226	Series 2003-S14, Class A4, PO, 07/25/18	209
629	Series 2003-S16, Class A3, 5.000%, 09/25/18	631
1,059	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,082
380	Series 2004-S6, Class 2A6, PO, 06/25/34	327
617	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	634
1,656	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	1,337
44	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	39
13,964	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	14,006
	Salomon Brothers Mortgage Securities VII, Inc.,
4,632	Series 2003-HYB1, Class A, VAR, 3.079%, 09/25/33	4,609
118	Series 2003-UP2, Class PO1, PO, 12/25/18	107
	Sequoia Mortgage Trust,
2,692	Series 2004-8, Class A1, VAR, 0.534%, 09/20/34	2,592
3,991	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	3,840
1,214	Series 2004-10, Class A1A, VAR, 0.494%, 11/20/34	1,181
4,110	Series 2004-11, Class A1, VAR, 0.484%, 12/20/34	3,896
4,815	Series 2004-12, Class A3, VAR, 0.729%, 01/20/35	4,325
	Springleaf Mortgage Loan Trust,
12,099	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	12,485
14,225	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	14,901
6,850	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	6,977
18,150	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	19,068
26,793	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	27,133
16,750	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	17,342

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
33,054	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	32,741
9,652	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	9,491
5,656	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,509
4,807	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,718
2,138	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	2,124
23,017	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	22,608
10,866	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	10,395
7,920	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,606
6,662	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,294
23,096	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	22,868
8,707	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	8,392
3,560	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.885%, 06/25/34	3,551
	Structured Asset Mortgage Investments II Trust,
3,276	Series 2004-AR5, Class 1A1, VAR, 0.844%, 10/19/34	3,211
14,254	Series 2005-AR5, Class A3, VAR, 0.434%, 07/19/35	13,828
	Structured Asset Securities Corp.,
4,869	Series 2003-37A, Class 2A, VAR, 4.319%, 12/25/33	4,803
4,564	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	4,821
1,548	Series 2005-RF3, Class 1A, VAR, 0.534%, 06/25/35 (e)	1,246
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
517	Series 2002-17, Class B1, VAR, 6.071%, 09/25/32	516
2,005	Series 2003-16, Class A3, VAR, 0.684%, 06/25/33	1,953
1,841	Series 2003-29, Class 1A1, 4.750%, 09/25/18	1,886
627	Series 2003-30, Class 1A1, 5.500%, 10/25/33	650

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
507	Series 2003-32, Class 1A1, VAR, 5.533%, 11/25/33	517
5,028	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	5,151
1,560	Series 2003-34A, Class 3A3, VAR, 2.582%, 11/25/33	1,532
10,746	Series 2004-5H, Class A4, 5.540%, 12/25/33	11,054
1,483	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,499
	Thornburg Mortgage Securities Trust,
2,385	Series 2003-4, Class A1, VAR, 0.824%, 09/25/43	2,267
1,032	Series 2004-4, Class 3A, VAR, 2.232%, 12/25/44	1,012
	Vericrest Opportunity Loan Transferee,
11,968	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	11,991
1,982	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e)	2,035
25,908	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	25,716
15,929	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	15,942
	WaMu Mortgage Pass-Through Certificates,
7,832	Series 2003-AR11, Class A6, VAR, 2.460%, 10/25/33	7,794
2,746	Series 2003-AR7, Class A7, VAR, 2.319%, 08/25/33	2,729
14,392	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	14,399
3,057	Series 2003-AR9, Class 2A, VAR, 2.456%, 09/25/33	3,040
2,459	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,548
296	Series 2003-S10, Class A2, 5.000%, 10/25/18	305
732	Series 2003-S13, Class 23A1, VAR, 0.734%, 12/25/18	715
789	Series 2003-S4, Class 2A10, IF, 16.956%, 06/25/33	955
1,657	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,700
534	Series 2003-S8, Class A6, 4.500%, 09/25/18	549
11,033	Series 2003-S9, Class A8, 5.250%, 10/25/33	11,429
247	Series 2003-S9, Class P, PO, 10/25/33	215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,738	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	3,755
4,804	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	4,826
1,647	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,693
1,920	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,994
1,593	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,590
171	Series 2004-S1, Class 1A3, VAR, 0.584%, 03/25/34	170
9,478	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	9,856
2,616	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	2,690
362	Series 2006-AR10, Class 2P, VAR, 3.282%, 09/25/36	213
1,617	Series 2006-AR8, Class 1A2, VAR, 2.405%, 08/25/46	1,347
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
4,017	Series 2005-1, Class 1A1, 5.500%, 03/25/35	3,878
314	Series 2005-1, Class CP, PO, 03/25/35	191
18,695	Series 2005-2, Class 1A4, IF, IO, 4.866%, 04/25/35	2,958
4,520	Series 2005-2, Class 2A3, IF, IO, 4.816%, 04/25/35	655
6,383	Series 2005-4, Class CB7, 5.500%, 06/25/35	5,886
6,333	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,614
1,389	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,268
604	Series 2006-1, Class 3A2, 5.750%, 02/25/36	504
	Washington Mutual MSC Mortgage Pass-Through Certificates,
294	Series 2003-MS5, Class 1A4, VAR, 0.684%, 03/25/18	289
43	Series 2003-MS7, Class P, PO, 03/25/33	39
10,154	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	10,154
	Wells Fargo Alternative Loan Trust,
241	Series 2003-1, Class APO, PO, 09/25/33	215
815	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	724

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
11,664	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	11,686
	Wells Fargo Mortgage-Backed Securities Trust,
5,402	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	5,402
207	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	209
1,004	Series 2003-L, Class 2A1, VAR, 4.528%, 11/25/33	967
1,310	Series 2004-4, Class A9, 5.500%, 05/25/34	1,360
1,622	Series 2004-B, Class A1, VAR, 4.960%, 02/25/34	1,608
561	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	563
5,062	Series 2004-EE, Class 2A1, VAR, 2.623%, 12/25/34	5,043
3,444	Series 2004-EE, Class 2A2, VAR, 2.623%, 12/25/34	3,445
4,993	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	4,965
1,630	Series 2004-EE, Class 3A2, VAR, 2.853%, 12/25/34	1,627
7,107	Series 2004-I, Class 1A1, VAR, 2.765%, 07/25/34	7,079
21,656	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	21,677
3,609	Series 2004-V, Class 1A1, VAR, 2.648%, 10/25/34	3,662
4,630	Series 2004-V, Class 1A2, VAR, 2.648%, 10/25/34	4,657
2,533	Series 2005-1, Class 2A1, 5.000%, 01/25/20	2,617
1,648	Series 2005-13, Class A1, 5.000%, 11/25/20	1,691
2,382	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,467
523	Series 2005-14, Class 2APO, PO, 12/25/35	378
4,842	Series 2005-AR8, Class 2A1, VAR, 2.703%, 06/25/35	4,858
1,176	Series 2007-7, Class A7, 6.000%, 06/25/37	1,109
6,488	Series 2007-9, Class 1A8, 5.500%, 07/25/37	6,599
6,219	Series 2007-11, Class A14, 6.000%, 08/25/37	5,931

		2,225,648

	Total Collateralized Mortgage Obligations (Cost $7,132,393)	7,369,599

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
17,729	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	17,889
12,263	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	12,148
7,835	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,325
	Banc of America Commercial Mortgage Trust,
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,083
17,655	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	19,345
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,545
9,400	Series 2006-5, Class A4, 5.414%, 09/10/47	10,252
242,200	Series 2006-5, Class XC, IO, VAR, 0.356%, 09/10/47 (e)	3,418
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.465%, 11/10/42	5,288
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,271
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	11,024
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,675
561,996	Series 2005-5, Class XC, IO, VAR, 0.222%, 10/10/45 (e)	1,400
3,416	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	3,441
9,500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.683%, 06/24/50 (e)	10,447
	BB-UBS Trust,
19,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	18,018
28,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	26,729
	Bear Stearns Commercial Mortgage Securities Trust,
6,177	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	6,320
1,270	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,289
8,560	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	9,279

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

233,980	Series 2006-PW14, Class X1, IO, VAR, 0.265%, 12/11/38 (e)	3,326
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,975
657,397	Series 2007-T26, Class X1, IO, VAR, 0.087%, 01/12/45 (e)	3,809
	CD Commercial Mortgage Trust,
6,000	Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	6,250
248,161	Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	1,886
141,254	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.150%, 10/15/48 (e)	2,333
7,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,551
	COBALT CMBS Commercial Mortgage Trust,
6,005	Series 2006-C1, Class A4, 5.223%, 08/15/48	6,470
5,600	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,811
209,763	Series 2006-C1, Class IO, IO, VAR, 0.999%, 08/15/48	4,090
	COMM Mortgage Trust,
6,300	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,628
10,000	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	10,150
33,540	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	3,851
6,858	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,346
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,718
	Commercial Mortgage Pass-Through Certificates,
5,636	Series 2012-MVP, Class A, VAR, 2.131%, 11/17/26 (e)	5,641
5,000	Series 2013-300P, Class A1, VAR, 4.353%, 08/10/30 (e)	5,118
	Commercial Mortgage Trust,
3,500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,643
3,000	Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	3,268
	Credit Suisse Commercial Mortgage Trust,
7,150	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	7,733

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
240,889	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	938
1,700	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,768
	DBRR Trust,
4,970	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	4,977
12,059	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	12,057
43,768	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.607%, 07/10/44 (e)	2,634
13,842	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	13,842
20,241	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	20,825
20,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	20,520
	GE Capital Commercial Mortgage Corp.,
11,500	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	11,997
10,800	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	11,129
14,000	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	14,806
	GS Mortgage Securities Corp. II,
10,396	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	10,624
13,858	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	13,607
	GS Mortgage Securities Corp. Trust,
75,518	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	5,215
4,889	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,877
	GS Mortgage Securities Trust,
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,875
138,045	Series 2006-GG8, Class X, IO, VAR, 0.774%, 11/10/39 (e)	2,066
5,500	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	6,017
7,695	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	7,779
	JP Morgan Chase Commercial Mortgage Securities Trust,
5,790	Series 2004-CB9, Class A4, VAR, 5.754%, 06/12/41	5,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,150	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	5,429
542,222	Series 2005-CB11, Class X1, IO, VAR, 0.251%, 08/12/37 (e)	1,242
603,040	Series 2005-LDP5, Class X1, IO, VAR, 0.139%, 12/15/44 (e)	1,365
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,177
407,797	Series 2006-CB15, Class X1, IO, VAR, 0.434%, 06/12/43	2,498
2,161	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,363
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,748
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.339%, 05/15/47	5,986
4,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	4,070
1,500	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,659
402,315	Series 2007-LD12, Class X, IO, VAR, 0.181%, 02/15/51	1,120
92,235	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.618%, 05/25/39 (e)	2,364
9,951	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,173
	LB-UBS Commercial Mortgage Trust,
5,420	Series 2004-C2, Class A4, 4.367%, 03/15/36	5,483
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,369
1,470	Series 2006-C4, Class A4, VAR, 6.061%, 06/15/38	1,619
4,750	Series 2007-C1, Class AM, 5.455%, 02/15/40	5,130
6,144	Series 2007-C2, Class A3, 5.430%, 02/15/40	6,729
131,021	Series 2007-C2, Class XW, IO, VAR, 0.738%, 02/15/40	2,489
	Merrill Lynch Mortgage Trust,
2,385	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,565
3,325	Series 2005-LC1, Class AJ, VAR, 5.548%, 01/12/44	3,571
1,829	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,847
2,200	Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	2,409

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	ML-CFC Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.657%, 02/12/39	5,323
405,420	Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	4,838
6,190	Series 2007-9, Class A4, 5.700%, 09/12/49	6,912
	Morgan Stanley Capital I Trust,
3,164	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,241
209,651	Series 2006-IQ12, Class X1, IO, VAR, 0.172%, 12/15/43 (e)	2,859
401,727	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	2,014
106,859	Series 2007-HQ13, Class X1, IO, VAR, 0.553%, 12/15/44 (e)	1,461
329,627	Series 2007-IQ13, Class X, IO, VAR, 0.600%, 03/15/44 (e)	4,041
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,409
8,000	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,994
	Morgan Stanley Re-REMIC Trust,
13,543	Series 2009-IO, Class B, PO, 07/17/56 (e)	13,153
19	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	20
21,288	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	21,734
11,018	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	11,034
22,047	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	21,854
55,464	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	55,936
10,650	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,797
809	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	802
67,445	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	69,215
20,821	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	20,789
	N-Star Real Estate CDO Ltd.,
17,610	Series 2013-1A, Class A, VAR, 07/25/29 (e)	17,626
2,630	Series 2013-1A, Class B, VAR, 07/25/29 (e)	2,613
4,962	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,962	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	5,066
17,244	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	17,204
17,576	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	18,173
19,683	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.529%, 05/10/45 (e)	2,684
17,314	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,626
	UBS-Barclays Commercial Mortgage Trust,
10,400	Series 2012-C2, Class A4, 3.525%, 05/10/63	10,184
75,347	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	7,083
2,628	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,490
12,431	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,566
	Wachovia Bank Commercial Mortgage Trust,
4,138	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	4,152
10,246	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	10,381
8,000	Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	8,556
941,808	Series 2006-C24, Class XC, IO, VAR, 0.276%, 03/15/45 (e)	3,392
15,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	14,295
30,368	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	30,386
	WFRBS Commercial Mortgage Trust,
10,265	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,736
2,437	Series 2012-C6, Class A1, 1.081%, 04/15/45	2,437
10,400	Series 2012-C6, Class A4, 3.440%, 04/15/45	10,230

	Total Commercial Mortgage-Backed Securities (Cost $1,017,689)	1,025,560

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 18.6%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,567
3,335	4.250%, 03/01/21	3,428
7,000	5.250%, 12/01/41	6,893

		14,888

	Automobiles — 0.1%
	Daimler Finance North America LLC,
11,520	1.650%, 04/10/15 (e)	11,620
4,190	1.875%, 01/11/18 (e)	4,112
1,887	2.375%, 08/01/18 (e)	1,867
5,248	2.625%, 09/15/16 (e)	5,390
9,800	2.950%, 01/11/17 (e)	10,091
1,500	8.500%, 01/18/31	2,170

		35,250

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,173

	Media — 1.0%
	CBS Corp.,
1,500	4.300%, 02/15/21	1,532
750	5.500%, 05/15/33	733
1,426	5.750%, 04/15/20	1,583
650	5.900%, 10/15/40	663
1,250	7.875%, 09/01/23	1,505
6,025	7.875%, 07/30/30	7,356
1,750	8.875%, 05/15/19	2,224
5,250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	7,356
1,000	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,244
1,800	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,418
	Comcast Corp.,
11,691	4.250%, 01/15/33	11,134
1,300	5.900%, 03/15/16	1,455
3,000	6.450%, 03/15/37	3,577
1,000	6.500%, 01/15/17	1,157
13,000	6.500%, 11/15/35	15,684
	COX Communications, Inc.,
3,375	3.250%, 12/15/22 (e)	2,975
832	5.450%, 12/15/14	877
1,300	8.375%, 03/01/39 (e)	1,555
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,000	3.800%, 03/15/22	5,597
5,600	4.600%, 02/15/21	5,621
4,322	5.000%, 03/01/21	4,417
12,465	6.000%, 08/15/40	11,897
3,190	6.375%, 03/01/41	3,190
	Discovery Communications LLC,
7,284	4.375%, 06/15/21	7,574
2,530	4.950%, 05/15/42	2,352
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,432
	NBCUniversal Media LLC,
4,000	4.375%, 04/01/21	4,278
2,780	5.150%, 04/30/20	3,135
5,102	5.950%, 04/01/41	5,785
3,605	6.400%, 04/30/40	4,310
	News America, Inc.,
2,500	6.200%, 12/15/34	2,683
3,000	6.650%, 11/15/37	3,456
1,500	6.900%, 08/15/39	1,748
1,965	7.250%, 05/18/18	2,386
4,400	7.300%, 04/30/28	5,190
3,000	7.625%, 11/30/28	3,652
1,100	8.000%, 10/17/16	1,308
1,050	8.875%, 04/26/23	1,353
1,700	9.500%, 07/15/24	2,234
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,674
426	8.750%, 08/01/15	488
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	9,143
3,028	4.500%, 05/23/43	2,649
2,150	4.700%, 10/15/19	2,339
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	3,190
1,700	5.850%, 05/01/17	1,851
4,600	5.875%, 11/15/40	4,135
2,595	6.550%, 05/01/37	2,503
4,550	6.750%, 07/01/18	5,071
2,000	6.750%, 06/15/39	1,970
2,450	7.300%, 07/01/38	2,549
1,590	8.250%, 02/14/14	1,641
2,150	8.250%, 04/01/19	2,513
1,785	8.750%, 02/14/19	2,116

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,325
6,500	8.375%, 07/15/33	7,259
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,041
1,754	5.375%, 10/15/41	1,741
3,125	6.200%, 03/15/40	3,412
1,644	6.250%, 03/29/41	1,802
2,495	6.500%, 11/15/36	2,790
3,825	7.625%, 04/15/31	4,807
1,255	7.700%, 05/01/32	1,587
	Viacom, Inc.,
1,672	1.250%, 02/27/15	1,677
2,175	3.125%, 06/15/22	2,003
668	3.250%, 03/15/23	611
5,627	3.875%, 12/15/21	5,535
6,961	4.375%, 03/15/43	5,715
600	4.500%, 03/01/21	621
2,022	4.500%, 02/27/42	1,683
2,808	Walt Disney Co. (The), 0.450%, 12/01/15	2,794

		250,875

	Multiline Retail — 0.1%
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	2,783
1,000	6.250%, 12/15/17	1,141
	Macy’s Retail Holdings, Inc.,
4,083	2.875%, 02/15/23	3,683
978	5.125%, 01/15/42	960
1,300	7.450%, 07/15/17	1,537
3,856	Nordstrom, Inc., 4.000%, 10/15/21	4,020
	Target Corp.,
2,100	6.000%, 01/15/18	2,446
636	7.000%, 01/15/38	824

		17,394

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	4,202
	Home Depot, Inc. (The),
750	4.400%, 04/01/21	820
4,600	5.400%, 03/01/16	5,093
	Lowe’s Cos., Inc.,
4,350	4.650%, 04/15/42	4,246
2,305	5.125%, 11/15/41	2,399
3,500	Series B, 7.110%, 05/15/37	4,391

		21,151

	Total Consumer Discretionary	342,731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,144
1,100	5.750%, 04/01/36	1,239
7,050	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	8,820
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,576
1,550	4.875%, 03/15/19	1,745
	Diageo Capital plc, (United Kingdom),
3,929	1.500%, 05/11/17	3,893
2,780	4.828%, 07/15/20	3,084
2,150	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,355
5,000	Diageo Investment Corp., 8.000%, 09/15/22	6,579
3,975	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	4,265
2,900	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,815
	PepsiCo, Inc.,
935	0.800%, 08/25/14	938
11,385	1.250%, 08/13/17	11,128
2,503	3.000%, 08/25/21	2,437
231	7.900%, 11/01/18	293
2,863	VAR, 0.472%, 02/26/16	2,864
	SABMiller Holdings, Inc.,
3,784	1.850%, 01/15/15 (e)	3,831
4,660	3.750%, 01/15/22 (e)	4,677
	SABMiller plc, (United Kingdom),
4,600	5.700%, 01/15/14 (e)	4,684
850	6.500%, 07/01/16 (e)	967

		69,334

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	7,591
2,000	6.125%, 09/15/39	2,324
6,958	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,528
	Kroger Co. (The),
3,867	2.200%, 01/15/17	3,897
13,900	5.000%, 04/15/42	13,478
924	5.400%, 07/15/40	934
2,000	6.150%, 01/15/20	2,295
600	6.400%, 08/15/17	689
2,225	7.500%, 01/15/14	2,280
12,320	7.500%, 04/01/31	15,224
8,438	Walgreen Co., 3.100%, 09/15/22	7,910

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Wal-Mart Stores, Inc.,
1,200	5.250%, 09/01/35	1,298
1,050	6.200%, 04/15/38	1,277
700	7.550%, 02/15/30	950

		67,675

	Food Products — 0.4%
2,200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,464
7,760	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	9,443
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	669
	Cargill, Inc.,
7,750	3.300%, 03/01/22 (e)	7,499
2,724	4.307%, 05/14/21 (e)	2,862
1,550	6.000%, 11/27/17 (e)	1,778
2,850	7.350%, 03/06/19 (e)	3,478
	ConAgra Foods, Inc.,
2,277	1.300%, 01/25/16	2,292
2,307	2.100%, 03/15/18	2,270
	Kellogg Co.,
2,540	1.750%, 05/17/17	2,533
4,239	3.125%, 05/17/22	4,081
2,270	3.250%, 05/21/18	2,375
	Kraft Foods Group, Inc.,
5,701	3.500%, 06/06/22	5,575
4,897	5.000%, 06/04/42	4,805
3,083	5.375%, 02/10/20	3,460
5,143	6.125%, 08/23/18	6,007
3,000	6.500%, 02/09/40	3,564
10,166	6.875%, 01/26/39	12,410
	Mondelez International, Inc.,
2,805	5.375%, 02/10/20	3,135
1,107	6.125%, 02/01/18	1,273
9,705	6.500%, 08/11/17	11,242

		93,215

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,360	2.400%, 03/01/22	1,277
500	7.500%, 11/01/18	622
1,880	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	2,397
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,161

		5,457

	Total Consumer Staples	235,681

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.4%
	Energy Equipment & Services — 0.2%
1,711	Cameron International Corp., 1.600%, 04/30/15	1,721
	Halliburton Co.,
3,214	3.500%, 08/01/23	3,172
750	6.150%, 09/15/19	894
5,050	7.450%, 09/15/39	6,790
2,500	7.600%, 08/15/96 (e)	3,381
3,375	Nabors Industries, Inc., 9.250%, 01/15/19	4,153
1,573	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,529
	Noble Holding International Ltd., (Cayman Islands),
871	3.950%, 03/15/22	843
621	5.250%, 03/15/42	570
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,245
	Transocean, Inc., (Cayman Islands),
2,778	3.800%, 10/15/22	2,597
1,888	6.375%, 12/15/21	2,082
6,750	6.500%, 11/15/20	7,463
1,487	7.350%, 12/15/41	1,712
500	7.500%, 04/15/31	556
	Weatherford International Ltd., (Bermuda),
2,411	4.500%, 04/15/22	2,352
941	5.950%, 04/15/42	900
1,100	6.500%, 08/01/36	1,103
2,665	9.875%, 03/01/39	3,600

		48,663

	Oil, Gas & Consumable Fuels — 1.2%
2,655	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,096
2,000	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,502
1,650	Anadarko Holding Co., 7.150%, 05/15/28	1,964
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	420
8,500	7.625%, 03/15/14	8,801
3,597	8.700%, 03/15/19	4,607
3,270	ANR Pipeline Co., 9.625%, 11/01/21	4,559
	Apache Corp.,
5,155	2.625%, 01/15/23	4,712
1,314	3.250%, 04/15/22	1,280
4,027	4.750%, 04/15/43	3,887
2,500	6.900%, 09/15/18	3,053
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,580

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	BP Capital Markets plc, (United Kingdom),
2,216	1.375%, 11/06/17	2,158
6,680	1.846%, 05/05/17	6,682
2,541	2.750%, 05/10/23	2,300
2,535	3.245%, 05/06/22	2,418
5,500	3.875%, 03/10/15	5,765
6,200	4.742%, 03/11/21	6,650
515	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	678
2,000	Burlington Resources, Inc., 8.200%, 03/15/25	2,682
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	457
4,630	6.250%, 03/15/38	5,261
1,450	6.450%, 06/30/33	1,623
2,000	6.750%, 02/01/39	2,375
400	7.200%, 01/15/32	484
	Cenovus Energy, Inc., (Canada),
1,783	3.000%, 08/15/22	1,673
4,135	4.450%, 09/15/42	3,722
3,400	6.750%, 11/15/39	4,074
	Chevron Corp.,
3,039	2.427%, 06/24/20	2,965
5,100	4.950%, 03/03/19	5,792
525	Conoco Funding Co., (Canada), 7.250%, 10/15/31	694
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,698
2,000	5.750%, 02/01/19	2,318
1,450	6.000%, 01/15/20	1,714
1,450	6.500%, 02/01/39	1,833
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,388
	Devon Energy Corp.,
1,500	1.875%, 05/15/17	1,479
5,776	3.250%, 05/15/22	5,481
3,130	4.750%, 05/15/42	2,884
1,930	6.300%, 01/15/19	2,225
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,734
1,145	6.500%, 08/15/34	1,255
5,400	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,134
	EOG Resources, Inc.,
2,413	2.625%, 03/15/23	2,206
5,300	4.100%, 02/01/21	5,563
1,800	6.875%, 10/01/18	2,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
1,680	Hess Corp., 7.875%, 10/01/29	2,101
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,337
	Kerr-McGee Corp.,
1,230	6.950%, 07/01/24	1,451
10,090	7.875%, 09/15/31	12,802
2,000	Magellan Midstream Partners LP, 6.550%, 07/15/19	2,370
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,209
2,800	6.000%, 10/01/17	3,207
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,430
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,203
5,551	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	4,857
	Petrobras International Finance Co., (Cayman Islands),
7,202	5.375%, 01/27/21	7,033
1,100	6.750%, 01/27/41	1,022
2,000	7.875%, 03/15/19	2,251
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,955
3,200	6.800%, 05/15/38	3,839
	Phillips 66,
2,340	2.950%, 05/01/17	2,412
1,317	4.300%, 04/01/22	1,331
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,267
	Spectra Energy Capital LLC,
4,521	3.300%, 03/15/23	4,024
350	5.668%, 08/15/14	365
2,490	7.500%, 09/15/38	2,943
4,990	8.000%, 10/01/19	6,012
	Statoil ASA, (Norway),
2,138	1.200%, 01/17/18	2,079
2,710	2.450%, 01/17/23	2,476
6,428	2.650%, 01/15/24	5,878
2,950	3.125%, 08/17/17	3,108
2,301	3.150%, 01/23/22	2,263
1,866	4.250%, 11/23/41	1,751
3,700	5.250%, 04/15/19	4,216
	Suncor Energy, Inc., (Canada),
2,400	5.950%, 12/01/34	2,599
1,900	6.100%, 06/01/18	2,201
900	6.850%, 06/01/39	1,090

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Talisman Energy, Inc., (Canada),
8,330	5.500%, 05/15/42	7,866
1,660	5.850%, 02/01/37	1,634
1,590	6.250%, 02/01/38	1,650
5,355	7.750%, 06/01/19	6,464
6,923	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,309
	Tosco Corp.,
3,800	7.800%, 01/01/27	5,060
3,500	8.125%, 02/15/30	4,762
1,682	Total Capital Canada Ltd., (Canada), VAR, 0.648%, 01/15/16	1,691
	Total Capital International S.A., (France),
2,483	0.750%, 01/25/16	2,469
2,112	1.500%, 02/17/17	2,107
5,625	1.550%, 06/28/17	5,582
1,400	2.875%, 02/17/22	1,333
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,299
2,218	4.125%, 01/28/21	2,337
	TransCanada PipeLines Ltd., (Canada),
1,500	6.200%, 10/15/37	1,747
1,900	6.500%, 08/15/18	2,260
2,650	7.125%, 01/15/19	3,194
2,100	7.250%, 08/15/38	2,721
2,800	XTO Energy, Inc., 5.750%, 12/15/13	2,841

		310,419

	Total Energy	359,082

	Financials — 9.0%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
2,857	1.200%, 02/20/15	2,877
9,791	2.400%, 01/17/17	10,003
8,000	2.950%, 06/18/15	8,307
2,500	3.100%, 01/15/15	2,582
3,444	3.550%, 09/23/21	3,485
3,750	4.600%, 01/15/20	4,075
	BlackRock, Inc.,
8,700	3.375%, 06/01/22	8,580
3,245	3.500%, 12/10/14	3,364
9,294	5.000%, 12/10/19	10,463
14,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	15,548
3,000	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	3,282

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
1,600	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,528
1,200	Credit Suisse USA, Inc., 4.875%, 01/15/15	1,268
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	8,152
3,520	3.875%, 08/18/14	3,623
3,300	6.000%, 09/01/17	3,770
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,864
	Goldman Sachs Group, Inc. (The),
6,668	1.600%, 11/23/15	6,711
2,545	2.900%, 07/19/18	2,542
3,755	3.300%, 05/03/15	3,886
6,465	3.625%, 02/07/16	6,772
2,550	3.625%, 01/22/23	2,409
4,020	3.700%, 08/01/15	4,201
6,727	5.250%, 07/27/21	7,188
9,757	5.375%, 03/15/20	10,615
5,300	5.750%, 01/24/22	5,821
12,900	5.950%, 01/18/18	14,432
14,670	Series D, 6.000%, 06/15/20	16,461
2,200	6.150%, 04/01/18	2,487
7,470	6.250%, 09/01/17	8,440
1,600	6.750%, 10/01/37	1,651
32,760	7.500%, 02/15/19	39,083
	ING Bank N.V., (Netherlands),
5,000	1.375%, 03/07/16 (e)	4,960
2,481	2.000%, 09/25/15 (e)	2,510
11,028	3.750%, 03/07/17 (e)	11,462
	Jefferies Group LLC,
3,075	3.875%, 11/09/15	3,192
2,750	5.125%, 04/13/18	2,922
5,600	6.450%, 06/08/27	5,684
4,060	6.500%, 01/20/43	4,083
9,250	8.500%, 07/15/19	11,208
26,349	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	28,436
	Macquarie Group Ltd., (Australia),
4,600	6.000%, 01/14/20 (e)	4,956
10,015	6.250%, 01/14/21 (e)	10,762
6,992	7.300%, 08/01/14 (e)	7,366
745	7.625%, 08/13/19 (e)	871
	Merrill Lynch & Co., Inc.,
700	Series C, 5.000%, 01/15/15	736
3,723	5.450%, 07/15/14	3,873
21,186	6.400%, 08/28/17	24,157
6,348	6.875%, 04/25/18	7,383

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
1,643	1.750%, 02/25/16	1,643
6,626	4.000%, 07/24/15	6,921
4,263	4.200%, 11/20/14	4,424
5,200	5.450%, 01/09/17	5,660
7,503	5.500%, 07/24/20	8,203
3,600	5.500%, 07/28/21	3,912
14,220	5.625%, 09/23/19	15,653
3,245	5.750%, 01/25/21	3,583
1,070	5.950%, 12/28/17	1,198
5,800	6.000%, 05/13/14	5,983
3,294	6.000%, 04/28/15	3,534
4,425	6.625%, 04/01/18	5,071
8,400	7.300%, 05/13/19	9,944
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,764
2,828	5.000%, 03/04/15	2,972
2,910	6.700%, 03/04/20	3,277
3,112	State Street Corp., 3.100%, 05/15/23	2,884
	UBS AG, (Switzerland),
7,583	3.875%, 01/15/15	7,900
976	4.875%, 08/04/20	1,072
1,833	5.750%, 04/25/18	2,105
596	5.875%, 12/20/17	685

		466,419

	Commercial Banks — 2.8%
2,930	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	3,038
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	10,266
6,200	3.250%, 03/01/16 (e)	6,489
2,867	4.875%, 01/12/21 (e)	3,097
	Bank of Montreal, (Canada),
7,402	1.300%, 10/31/14 (e)	7,477
13,717	1.400%, 09/11/17	13,402
8,510	2.550%, 11/06/22	7,805
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,361
8,400	2.550%, 01/12/17	8,610
7,071	3.400%, 01/22/15	7,335
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
9,498	2.350%, 02/23/17 (e)	9,584
4,367	3.850%, 01/22/15 (e)	4,540

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
2,667	2.250%, 05/10/17 (e)	2,728
8,375	2.500%, 09/21/15 (e)	8,650
11,558	2.750%, 02/23/15	11,851
1,100	5.000%, 09/22/16	1,210
9,300	5.200%, 07/10/14	9,646
3,700	6.050%, 12/04/17 (e)	4,073
	BB&T Corp.,
3,718	1.600%, 08/15/17	3,657
6,250	3.950%, 04/29/16	6,675
2,750	4.900%, 06/30/17	2,988
1,650	6.850%, 04/30/19	1,989
4,650	Branch Banking & Trust Co., 5.625%, 09/15/16	5,193
	Canadian Imperial Bank of Commerce, (Canada),
2,483	0.900%, 10/01/15	2,481
37,250	2.600%, 07/02/15 (e)	38,547
20,968	Capital One Bank USA N.A., 3.375%, 02/15/23	19,507
1,250	Comerica Bank, 5.200%, 08/22/17	1,377
1,960	Comerica, Inc., 3.000%, 09/16/15	2,038
8,100	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	8,294
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,340	2.125%, 10/13/15	2,396
12,700	3.200%, 03/11/15 (e)	13,146
2,501	3.375%, 01/19/17	2,634
5,921	3.875%, 02/08/22	5,877
6,900	4.500%, 01/11/21	7,244
3,500	5.800%, 09/30/10 (e)	3,539
14,418	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	14,781
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,591
	HSBC Bank plc, (United Kingdom),
8,761	1.625%, 07/07/14 (e)	8,828
9,146	3.100%, 05/24/16 (e)	9,583
4,624	3.500%, 06/28/15 (e)	4,844
5,961	4.125%, 08/12/20 (e)	6,191
10,000	4.750%, 01/19/21 (e)	10,759
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	6,958
	HSBC Holdings plc, (United Kingdom),
9,802	4.000%, 03/30/22	9,887
7,200	4.875%, 01/14/22	7,713
4,669	5.100%, 04/05/21	5,104
7,200	6.100%, 01/14/42	8,510

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
4,500	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	5,262
	National Australia Bank Ltd., (Australia),
20,000	2.000%, 06/20/17 (e)	20,212
7,800	2.750%, 09/28/15 (e)	8,081
7,000	3.000%, 07/27/16 (e)	7,325
3,455	3.750%, 03/02/15 (e)	3,604
4,000	National City Bank, 5.800%, 06/07/17	4,521
	Nordea Bank AB, (Sweden),
2,500	1.625%, 05/15/18 (e)	2,417
15,350	3.125%, 03/20/17 (e)	15,893
6,198	4.875%, 05/13/21 (e)	6,356
6,571	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	6,638
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,376
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,330
1,015	3.000%, 05/19/14	1,033
5,575	3.300%, 03/08/22	5,406
4,534	4.375%, 08/11/20	4,843
5,700	5.125%, 02/08/20	6,315
1,200	5.250%, 11/15/15	1,304
1,230	5.625%, 02/01/17	1,364
4,100	6.700%, 06/10/19	4,891
	Royal Bank of Canada, (Canada),
7,042	1.200%, 09/19/17	6,882
1,500	2.200%, 07/27/18	1,497
8,400	2.300%, 07/20/16	8,668
2,893	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,816
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,956
11,823	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	11,020
	SunTrust Banks, Inc.,
1,000	6.000%, 09/11/17	1,138
505	7.250%, 03/15/18	600
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,994
	Toronto-Dominion Bank (The), (Canada),
14,000	1.500%, 03/13/17 (e)	14,038
9,045	2.200%, 07/29/15 (e)	9,304
5,384	2.500%, 07/14/16	5,579
	U.S. Bancorp,
5,615	1.650%, 05/15/17	5,585
4,680	2.450%, 07/27/15	4,833
4,299	2.875%, 11/20/14	4,418
3,667	3.000%, 03/15/22	3,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
3,558	4.125%, 05/24/21	3,739
1,400	7.500%, 06/01/26	1,766
690	U.S. Bank N.A., 6.300%, 02/04/14	707
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,045
15,190	6.000%, 11/15/17	17,380
2,700	6.600%, 01/15/38	3,298
4,430	VAR, 0.603%, 03/15/16	4,394
	Wachovia Corp.,
3,050	5.750%, 06/15/17	3,474
18,075	5.750%, 02/01/18	20,708
	Wells Fargo & Co.,
15,339	2.625%, 12/15/16	15,915
9,000	3.500%, 03/08/22	8,942
8,500	4.600%, 04/01/21	9,159
9,185	5.625%, 12/11/17	10,476
16,700	SUB, 3.676%, 06/15/16	17,743
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,134
2,000	5.750%, 05/16/16	2,226
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,764
4,800	4.200%, 02/27/15	5,040
10,711	4.875%, 11/19/19	11,919

		703,373

	Consumer Finance — 0.8%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,628
2,750	American Express Co., 7.000%, 03/19/18	3,292
	American Express Credit Corp.,
2,777	2.375%, 03/24/17	2,848
8,055	2.800%, 09/19/16	8,405
4,500	5.125%, 08/25/14	4,701
	American Honda Finance Corp.,
8,000	1.450%, 02/27/15 (e)	8,076
3,407	1.500%, 09/11/17 (e)	3,337
2,928	1.600%, 02/16/18 (e)	2,856
4,121	2.125%, 02/28/17 (e)	4,156
11,476	2.600%, 09/20/16 (e)	11,879
1,335	7.625%, 10/01/18 (e)	1,660
	Capital One Financial Corp.,
2,047	1.000%, 11/06/15	2,033
2,535	2.150%, 03/23/15	2,576
9,130	3.500%, 06/15/23 (e)	8,573

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
2,502	4.750%, 07/15/21	2,633
6,075	7.375%, 05/23/14	6,361
	Caterpillar Financial Services Corp.,
4,319	2.850%, 06/01/22	4,078
1,000	5.450%, 04/15/18	1,141
900	5.500%, 03/15/16	992
3,500	7.050%, 10/01/18	4,279
600	7.150%, 02/15/19	736
	Ford Motor Credit Co. LLC,
8,765	3.000%, 06/12/17	8,831
12,102	3.984%, 06/15/16	12,635
3,346	4.207%, 04/15/16	3,504
3,843	4.250%, 09/20/22	3,745
3,213	VAR, 1.516%, 05/09/16	3,218
	HSBC Finance Corp.,
6,500	5.000%, 06/30/15	6,909
200	5.500%, 01/19/16	219
308	7.350%, 11/27/32	351
1,700	VAR, 0.518%, 01/15/14	1,700
	HSBC USA, Inc.,
7,450	1.625%, 01/16/18	7,225
10,000	2.375%, 02/13/15	10,229
	John Deere Capital Corp.,
5,429	1.200%, 10/10/17	5,297
1,196	1.700%, 01/15/20	1,119
3,250	2.250%, 04/17/19	3,233
3,610	2.800%, 01/27/23	3,395
2,491	3.150%, 10/15/21	2,463
7,043	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,831
3,943	PACCAR Financial Corp., 1.600%, 03/15/17	3,902
	Toyota Motor Credit Corp.,
5,000	1.750%, 05/22/17	5,004
15,500	2.000%, 09/15/16	15,855
3,900	2.050%, 01/12/17	3,951
5,538	3.200%, 06/17/15	5,788

		205,644

	Diversified Financial Services — 1.9%
8,271	Associates Corp. of North America, 6.950%, 11/01/18	9,709
	Bank of America Corp.,
7,100	2.000%, 01/11/18	6,892
5,263	3.300%, 01/11/23	4,865
2,385	3.625%, 03/17/16	2,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
2,107	4.100%, 07/24/23	2,073
12,895	5.000%, 05/13/21	13,654
6,500	5.625%, 10/14/16	7,197
17,700	5.625%, 07/01/20	19,480
7,980	Series L, 5.650%, 05/01/18	8,889
4,635	5.750%, 12/01/17	5,186
3,300	5.875%, 01/05/21	3,679
5,000	6.500%, 08/01/16	5,639
5,785	7.375%, 05/15/14	6,051
3,500	7.625%, 06/01/19	4,213
7,420	Bank of America N.A., 5.300%, 03/15/17	8,094
6,049	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	6,279
	Citigroup, Inc.,
5,500	1.250%, 01/15/16	5,453
13,000	2.250%, 08/07/15	13,233
1,231	3.375%, 03/01/23	1,161
8,500	4.450%, 01/10/17	9,151
1,666	4.500%, 01/14/22	1,733
11,602	4.587%, 12/15/15	12,397
1,500	4.700%, 05/29/15	1,587
11,320	4.750%, 05/19/15	11,992
5,286	5.000%, 09/15/14	5,493
8,570	5.375%, 08/09/20	9,501
1,000	5.500%, 02/15/17	1,085
2,054	5.875%, 01/30/42	2,283
1,280	6.000%, 12/13/13	1,299
13,500	6.000%, 08/15/17	15,282
7,525	6.010%, 01/15/15	8,020
5,350	6.125%, 11/21/17	6,132
3,675	6.375%, 08/12/14	3,872
3,750	6.625%, 01/15/28	4,245
700	6.875%, 03/05/38	873
2,850	8.125%, 07/15/39	3,923
14,375	8.500%, 05/22/19	18,223
11,000	CME Group, Inc., 3.000%, 09/15/22	10,317
	General Electric Capital Corp.,
2,500	1.000%, 12/11/15	2,498
3,182	1.600%, 11/20/17	3,120
11,500	1.625%, 07/02/15	11,646
1,470	2.100%, 12/11/19	1,430
4,131	2.250%, 11/09/15	4,230
7,653	2.300%, 04/27/17	7,758
18,750	3.150%, 09/07/22	17,421
14,400	4.375%, 09/16/20	15,208

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
6,050	4.625%, 01/07/21	6,403
13,000	4.650%, 10/17/21	13,701
1,787	5.300%, 02/11/21	1,930
1,500	5.400%, 02/15/17	1,674
2,000	5.500%, 06/04/14	2,076
10,250	5.500%, 01/08/20	11,512
7,400	5.625%, 09/15/17	8,373
32,425	5.625%, 05/01/18	36,993
1,900	5.875%, 01/14/38	2,061
5,300	6.000%, 08/07/19	6,108
9,241	Series A, 6.750%, 03/15/32	11,073
900	6.875%, 01/10/39	1,091
3,500	VAR, 0.434%, 02/15/17	3,442
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	2,005
4,357	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,985
3,200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	3,339
2,500	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,653
	National Rural Utilities Cooperative Finance Corp.,
3,550	4.750%, 03/01/14	3,626
2,155	10.375%, 11/01/18	2,961
1,600	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,697
9,398	Private Export Funding Corp., Series Z, 4.375%, 03/15/19	10,481
	Shell International Finance B.V., (Netherlands),
4,885	1.125%, 08/21/17	4,804
994	3.100%, 06/28/15	1,039
2,330	4.000%, 03/21/14	2,376
3,000	4.300%, 09/22/19	3,270
8,580	4.375%, 03/25/20	9,371
6,000	6.375%, 12/15/38	7,503

		490,512

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,770
2,000	5.600%, 05/15/15	2,160
	Aflac, Inc.,
2,077	2.650%, 02/15/17	2,126
5,666	3.625%, 06/15/23	5,469
2,371	4.000%, 02/15/22	2,405

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
2,118	6.450%, 08/15/40	2,518
1,500	8.500%, 05/15/19	1,922
9,250	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,287
4,070	Allstate Corp. (The), 3.150%, 06/15/23	3,917
2,800	American International Group, Inc., 5.450%, 05/18/17	3,108
	Aon Corp.,
2,483	3.125%, 05/27/16	2,591
2,012	3.500%, 09/30/15	2,109
1,668	6.250%, 09/30/40	1,906
	Berkshire Hathaway Finance Corp.,
970	1.300%, 05/15/18	938
3,000	2.450%, 12/15/15	3,111
2,594	3.000%, 05/15/22	2,494
3,117	4.300%, 05/15/43	2,837
14,765	4.400%, 05/15/42	13,730
11,700	5.400%, 05/15/18	13,402
1,300	5.750%, 01/15/40	1,453
	Berkshire Hathaway, Inc.,
11,564	3.400%, 01/31/22	11,565
5,859	3.750%, 08/15/21	6,013
1,130	Chubb Corp. (The), 5.750%, 05/15/18	1,305
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,211
5,063	5.875%, 08/15/20	5,725
3,000	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	3,166
3,400	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,578
	Lincoln National Corp.,
2,569	4.200%, 03/15/22	2,615
1,625	4.850%, 06/24/21	1,736
1,970	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,055
	MassMutual Global Funding II,
16,000	2.000%, 04/05/17 (e)	15,903
3,732	2.500%, 10/17/22 (e)	3,361
1,628	2.875%, 04/21/14 (e)	1,653
2,715	3.125%, 04/14/16 (e)	2,848
815	MetLife, Inc., Series A, 6.817%, 08/15/18	983
	Metropolitan Life Global Funding I,
4,616	1.500%, 01/10/18 (e)	4,478
8,875	1.700%, 06/29/15 (e)	8,992
2,179	1.875%, 06/22/18 (e)	2,125

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
10,000	2.500%, 09/29/15 (e)	10,332
3,235	3.125%, 01/11/16 (e)	3,367
13,300	3.650%, 06/14/18 (e)	14,029
14,338	3.875%, 04/11/22 (e)	14,575
590	5.125%, 06/10/14 (e)	611
2,497	5.200%, 09/18/13 (e)	2,502
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	1,015
12,430	9.375%, 08/15/39 (e)	17,272
	New York Life Global Funding,
5,635	0.750%, 07/24/15 (e)	5,633
1,500	0.800%, 02/12/16 (e)	1,487
6,200	1.300%, 01/12/15 (e)	6,249
6,300	3.000%, 05/04/15 (e)	6,537
5,914	5.375%, 09/15/13 (e)	5,925
4,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	4,104
5,100	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,084
	Pricoa Global Funding I,
1,343	1.600%, 05/29/18 (e)	1,297
6,400	5.450%, 06/11/14 (e)	6,637
1,439	Principal Financial Group, Inc., 1.850%, 11/15/17	1,412
1,777	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,776
5,900	Principal Life Income Funding Trusts, 5.100%, 04/15/14	6,064
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,552
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,239

		302,264

	Real Estate Investment Trusts (REITs) — 0.3%
3,835	American Tower Trust I, 1.551%, 03/15/18 (e)	3,696
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,060
3,890	6.650%, 01/15/18	4,172
4,209	ERP Operating LP, 4.625%, 12/15/21	4,403
	HCP, Inc.,
3,154	2.625%, 02/01/20	2,954
1,445	3.750%, 02/01/19	1,480
6,185	5.375%, 02/01/21	6,698
2,862	ProLogis LP, 4.250%, 08/15/23	2,816

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — Continued
	Simon Property Group LP,
9,167	2.150%, 09/15/17	9,214
4,280	4.125%, 12/01/21	4,435
450	4.200%, 02/01/15	468
2,400	4.375%, 03/01/21	2,537
1,775	5.625%, 08/15/14	1,854
1,100	5.650%, 02/01/20	1,230
2,120	6.100%, 05/01/16	2,365
3,675	6.125%, 05/30/18	4,288
1,645	6.750%, 05/15/14	1,689
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
4,052	3.375%, 10/03/22 (e)	3,779
12,677	6.750%, 09/02/19 (e)	14,971

		80,109

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	9,336
6,621	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	6,282

		15,618

	Total Financials	2,263,939

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	7,027
1,188	4.500%, 03/15/20	1,265
4,500	4.950%, 10/01/41	4,249
14,500	5.150%, 11/15/41	14,110
2,348	5.650%, 06/15/42	2,427
1,975	5.700%, 02/01/19	2,257
3,541	5.750%, 03/15/40	3,722
9,885	Celgene Corp., 3.250%, 08/15/22	9,290

		44,347

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,772	1.850%, 06/15/18	1,756
500	4.625%, 03/15/15	530
700	Becton Dickinson and Co., 5.000%, 05/15/19	786

		3,072

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,982	4.500%, 05/15/42	1,836
3,300	6.750%, 12/15/37	4,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
1,397	McKesson Corp., 0.950%, 12/04/15	1,397
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,224
	UnitedHealth Group, Inc.,
1,801	2.750%, 02/15/23	1,657
3,000	2.875%, 03/15/23	2,785
6,640	3.375%, 11/15/21	6,558
5,450	6.625%, 11/15/37	6,724
	WellPoint, Inc.,
2,800	2.300%, 07/15/18	2,767
4,694	3.125%, 05/15/22	4,421
2,625	3.300%, 01/15/23	2,469
3,877	4.625%, 05/15/42	3,582
3,785	4.650%, 01/15/43	3,503

		43,973

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
8,392	1.750%, 11/06/17	8,273
5,565	2.900%, 11/06/22	5,184
2,625	Actavis, Inc., 3.250%, 10/01/22	2,439
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,024
3,100	5.650%, 05/15/18	3,573
2,100	6.375%, 05/15/38	2,613
	Merck & Co., Inc.,
3,644	2.400%, 09/15/22	3,347
3,500	2.800%, 05/18/23	3,267
1,040	6.000%, 09/15/17	1,205
4,350	Pfizer, Inc., 3.000%, 06/15/23	4,130
790	Wyeth LLC, 6.450%, 02/01/24	969
	Zoetis, Inc.,
1,869	1.875%, 02/01/18 (e)	1,834
1,115	4.700%, 02/01/43 (e)	1,050

		38,908

	Total Health Care	130,300

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,350	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,682
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,551
	Boeing Co. (The),
250	3.500%, 02/15/15	260
500	4.875%, 02/15/20	564

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
1,200	7.950%, 08/15/24	1,631
3,643	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,318
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,708
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,145
4,472	4.070%, 12/15/42	3,951
1,000	4.250%, 11/15/19	1,077
1,750	4.850%, 09/15/41	1,741
2,000	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,592
2,365	Precision Castparts Corp., 0.700%, 12/20/15	2,356
	United Technologies Corp.,
1,982	1.800%, 06/01/17	1,993
5,076	3.100%, 06/01/22	4,947
6,715	4.500%, 06/01/42	6,613
8,400	6.125%, 02/01/19	9,941

		54,070

	Air Freight & Logistics — 0.0% (g)
2,263	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,637
1,807	United Parcel Service, Inc., 2.450%, 10/01/22	1,674

		4,311

	Airlines — 0.1%
3,858	Air Canada 2013-1 Class A Pass Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,723
1,440	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,490
4,301	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	4,322
494	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	536
3,816	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,064
2,126	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	2,083
3,737	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	3,999
1,223	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,312
3,788	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	4,024

		25,553

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,588	3.500%, 07/15/22	4,673
2,098	4.125%, 06/15/23	1,819
3,132	4.875%, 07/15/42	2,290
1,700	Pitney Bowes, Inc., 5.600%, 03/15/18	1,817
4,805	Republic Services, Inc., 3.550%, 06/01/22	4,657
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,022
1,365	7.375%, 03/11/19	1,639
800	7.750%, 05/15/32	1,053

		19,970

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,677	1.625%, 05/08/17	1,665
2,333	2.875%, 05/08/22	2,220
1,035	4.375%, 05/08/42	974
5,475	Fluor Corp., 3.375%, 09/15/21	5,420

		10,279

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,581	1.500%, 11/02/17 (e)	1,545
1,390	4.000%, 11/02/32 (e)	1,277
2,650	5.600%, 05/15/18	3,002
2,000	7.625%, 04/01/24	2,372

		8,196

	Industrial Conglomerates — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	3,910
3,393	General Electric Co., 2.700%, 10/09/22	3,166
	Koninklijke Philips N.V., (Netherlands),
8,372	3.750%, 03/15/22	8,294
1,666	5.750%, 03/11/18	1,909
550	7.200%, 06/01/26	662
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,528

		19,469

	Machinery — 0.1%
	Caterpillar, Inc.,
1,869	1.500%, 06/26/17	1,846
2,133	2.600%, 06/26/22	1,981
	Deere & Co.,
6,001	2.600%, 06/08/22	5,627
2,661	3.900%, 06/09/42	2,371
17,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,726

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — Continued
775	Ingersoll-Rand Co., 6.391%, 11/15/27	843
3,189	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	3,134
775	Parker Hannifin Corp., 5.500%, 05/15/18	874

		31,402

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
2,000	3.000%, 03/15/23	1,864
4,261	3.050%, 03/15/22	4,060
2,080	3.450%, 09/15/21	2,072
1,418	3.600%, 09/01/20	1,459
4,480	4.375%, 09/01/42	4,063
3,769	5.150%, 09/01/43	3,824
5,250	5.400%, 06/01/41	5,502
3,660	5.650%, 05/01/17	4,132
1,675	5.750%, 03/15/18	1,920
3,617	5.750%, 05/01/40	3,955
600	6.700%, 08/01/28	708
1,300	7.000%, 02/01/14	1,332
1,300	7.290%, 06/01/36	1,618
1,500	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,825
	CSX Corp.,
1,691	4.100%, 03/15/44	1,465
1,986	4.250%, 06/01/21	2,090
3,900	5.500%, 04/15/41	4,115
1,700	6.250%, 04/01/15	1,840
700	7.375%, 02/01/19	855
4,000	7.900%, 05/01/17	4,736
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,741
2,663	2.750%, 03/15/17 (e)	2,698
3,874	4.500%, 08/16/21 (e)	3,992
3,461	5.625%, 03/15/42 (e)	3,520
400	6.375%, 10/15/17 (e)	460
4,925	6.700%, 06/01/34 (e)	5,581
	Norfolk Southern Corp.,
2,852	2.903%, 02/15/23	2,653
5,527	3.250%, 12/01/21	5,410
3,220	3.950%, 10/01/42	2,773
57	5.590%, 05/17/25	64
3,400	6.000%, 03/15/05	3,703
12,345	6.000%, 05/23/11	13,448
135	7.700%, 05/15/17	162

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
4,175	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	4,128
	Ryder System, Inc.,
3,197	2.500%, 03/01/17	3,204
2,690	3.600%, 03/01/16	2,812
	Union Pacific Corp.,
1,446	2.950%, 01/15/23	1,369
1,372	3.646%, 02/15/24 (e)	1,360
4,388	4.163%, 07/15/22	4,586
1,600	4.300%, 06/15/42	1,503
1,025	4.821%, 02/01/44 (e)	1,034
175	4.875%, 01/15/15	185
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,035
800	SUB, 8.375%, 04/01/30	1,094

		124,950

	Total Industrials	298,200

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,666
4,660	5.500%, 01/15/40	5,201
4,990	5.900%, 02/15/39	5,853

		12,720

	Computers & Peripherals — 0.4%
	Apple, Inc.,
17,045	2.400%, 05/03/23	15,402
7,656	VAR, 0.516%, 05/03/18	7,646
1,900	Dell, Inc., 7.100%, 04/15/28	1,832
	EMC Corp.,
6,200	1.875%, 06/01/18	6,124
7,400	3.375%, 06/01/23	7,158
	Hewlett-Packard Co.,
7,503	2.600%, 09/15/17	7,524
7,667	4.300%, 06/01/21	7,398
4,687	4.375%, 09/15/21	4,501
6,079	4.650%, 12/09/21	5,956
1,900	4.750%, 06/02/14	1,953
2,525	5.400%, 03/01/17	2,766
20,000	6.000%, 09/15/41	18,345
5,400	6.125%, 03/01/14	5,533

		92,138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,909	3.000%, 03/01/18	1,904
3,260	3.375%, 11/01/15	3,373
1,778	4.500%, 03/01/23	1,741
4,635	6.000%, 04/01/20	5,013
2,700	6.875%, 06/01/18	3,066
9,617	7.500%, 01/15/27	10,835

		25,932

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,289	2.600%, 07/15/22	2,115
2,064	4.000%, 07/15/42	1,735

		3,850

	IT Services — 0.2%
2,420	HP Enterprise Services LLC, 7.450%, 10/15/29	2,656
	International Business Machines Corp.,
5,532	1.250%, 02/06/17	5,470
25,876	1.625%, 05/15/20	24,018
5,151	1.950%, 07/22/16	5,292
762	4.000%, 06/20/42	698
3,950	5.700%, 09/14/17	4,541
660	6.220%, 08/01/27	797
4,500	7.625%, 10/15/18	5,669

		49,141

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,961	2.950%, 03/15/17	2,002
1,770	4.500%, 05/15/21	1,830
5,050	5.625%, 12/15/19	5,582
3,200	6.750%, 02/01/17	3,646
310	8.250%, 05/15/14	326

		13,386

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,883	3.300%, 10/01/21	4,839
5,768	4.000%, 12/15/32	5,395
8,285	National Semiconductor Corp., 6.600%, 06/15/17	9,665
4,203	Texas Instruments, Inc., 1.650%, 08/03/19	4,024

		23,923

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Software — 0.2%
3,480	Intuit, Inc., 5.750%, 03/15/17	3,863
	Microsoft Corp.,
2,307	0.875%, 11/15/17	2,239
7,590	1.625%, 09/25/15	7,761
3,387	2.125%, 11/15/22	3,034
6,351	2.375%, 05/01/23	5,760
1,214	4.500%, 10/01/40	1,180
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,007
2,320	5.250%, 01/15/16	2,553
3,400	5.750%, 04/15/18	3,938
2,565	6.125%, 07/08/39	3,084
1,950	6.500%, 04/15/38	2,434

		41,853

	Total Information Technology	262,943

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
4,340	3.000%, 11/15/22	3,996
3,156	4.125%, 11/15/21	3,209
4,831	4.250%, 11/15/20	5,029
1,926	5.250%, 11/15/41	1,924
1,345	7.375%, 11/01/29	1,721
2,044	8.550%, 05/15/19	2,601
	E.I. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,781
500	4.875%, 04/30/14	514
2,150	4.900%, 01/15/41	2,197
1,500	5.600%, 12/15/36	1,650
5,000	6.000%, 07/15/18	5,885
	Ecolab, Inc.,
4,095	1.450%, 12/08/17	3,983
1,000	5.500%, 12/08/41	1,074
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,125
501	4.875%, 11/15/41	461
	Potash Corp. of Saskatchewan, Inc., (Canada),
300	3.250%, 12/01/17	309
3,800	6.500%, 05/15/19	4,442
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,217
6,250	6.650%, 03/15/18	7,317
2,100	9.000%, 05/01/21	2,749

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
	Praxair, Inc.,
850	4.375%, 03/31/14	868
1,900	4.625%, 03/30/15	2,020
480	5.200%, 03/15/17	536
1,295	5.250%, 11/15/14	1,367
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,086
6,600	7.750%, 10/01/96	7,351

		75,412

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,873

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,877	1.000%, 02/24/15	1,890
1,600	5.400%, 03/29/17	1,790
2,750	6.500%, 04/01/19	3,256
	Freeport-McMoRan Copper & Gold, Inc.,
9,702	2.150%, 03/01/17	9,501
6,004	3.100%, 03/15/20 (e)	5,441
1,000	3.875%, 03/15/23 (e)	892
2,610	5.450%, 03/15/43 (e)	2,251
1,705	Nucor Corp., 4.000%, 08/01/23	1,663
1,970	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,790
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,254
3,755	3.750%, 09/20/21	3,651
1,585	8.950%, 05/01/14	1,671
2,000	9.000%, 05/01/19	2,564
4,468	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,363

		41,977

	Total Materials	119,262

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
2,343	0.800%, 12/01/15	2,337
2,068	0.900%, 02/12/16	2,054
1,300	3.875%, 08/15/21	1,316
10,870	4.300%, 12/15/42	9,341
4,950	4.350%, 06/15/45	4,227
7,000	4.450%, 05/15/21	7,411
1,120	5.100%, 09/15/14	1,172

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
10,603	5.350%, 09/01/40	10,550
2,925	5.500%, 02/01/18	3,321
2,295	5.625%, 06/15/16	2,558
7,200	6.300%, 01/15/38	8,025
500	6.800%, 05/15/36	586
	BellSouth Corp.,
5,850	5.200%, 09/15/14	6,122
203	6.875%, 10/15/31	227
	BellSouth Telecommunications, Inc.,
909	6.300%, 12/15/15	937
1,200	6.375%, 06/01/28	1,312
1,200	7.000%, 10/01/25	1,369
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,843
2,800	5.950%, 01/15/18	3,194
980	9.625%, 12/15/30	1,481
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,529
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,378
	CenturyLink, Inc.,
9,400	Series S, 6.450%, 06/15/21	9,353
5,000	Series P, 7.600%, 09/15/39	4,500
	Deutsche Telekom International Finance B.V., (Netherlands),
2,555	2.250%, 03/06/17 (e)	2,577
4,200	4.875%, 07/08/14	4,347
2,327	4.875%, 03/06/42 (e)	2,207
2,025	6.000%, 07/08/19	2,362
5,800	8.750%, 06/15/30	8,122
	GTE Corp.,
18,000	6.840%, 04/15/18	21,161
3,400	6.940%, 04/15/28	4,000
1,000	8.750%, 11/01/21	1,308
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	11,104
2,300	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,259
	Orange S.A., (France),
4,236	2.750%, 09/14/16	4,353
6,350	8.500%, 03/01/31	8,601
8,149	Qwest Corp., 6.750%, 12/01/21	8,733
	Telecom Italia Capital S.A., (Luxembourg),
2,300	5.250%, 11/15/13	2,317
1,722	6.175%, 06/18/14	1,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
2,125	6.999%, 06/04/18	2,300
	Telefonica Emisiones S.A.U., (Spain),
2,137	3.192%, 04/27/18	2,085
2,258	5.462%, 02/16/21	2,308
1,500	5.877%, 07/15/19	1,599
3,250	6.221%, 07/03/17	3,555
2,400	6.421%, 06/20/16	2,628
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,455
250	5.550%, 02/15/16	275
1,443	5.850%, 09/15/35	1,519
1,100	6.400%, 02/15/38	1,238
4,400	7.350%, 04/01/39	5,471
17,610	7.750%, 12/01/30	22,456
974	8.750%, 11/01/18	1,245
1,000	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	960
	Verizon New England, Inc.,
900	Series C, 4.750%, 10/01/13	903
2,700	7.875%, 11/15/29	3,234
880	Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,008
	Verizon Pennsylvania LLC,
4,250	6.000%, 12/01/28	4,357
5,232	8.350%, 12/15/30	6,474

		241,439

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
4,274	2.375%, 09/08/16	4,341
3,624	3.125%, 07/16/22	3,265
2,740	6.125%, 03/30/40	2,859
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,846
2,500	Rogers Communications, Inc., (Canada), 8.750%, 05/01/32	3,287
	Vodafone Group plc, (United Kingdom),
7,600	1.500%, 02/19/18	7,310
8,300	1.625%, 03/20/17	8,186
5,125	5.000%, 09/15/15	5,522
753	5.450%, 06/10/19	845

		38,461

	Total Telecommunication Services	279,900

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
858	6.000%, 03/01/39	1,015
2,123	6.125%, 05/15/38	2,508
2,380	American Electric Power Co., Inc., 1.650%, 12/15/17	2,315
4,170	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,922
	Arizona Public Service Co.,
2,144	4.500%, 04/01/42	2,059
1,110	4.650%, 05/15/15	1,174
3,385	5.050%, 09/01/41	3,539
4,928	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,647
3,450	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	4,106
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,395
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,066
1,881	DTE Electric Co., 2.650%, 06/15/22	1,779
	Duke Energy Carolinas LLC,
1,369	4.250%, 12/15/41	1,292
1,991	4.300%, 06/15/20	2,149
1,400	5.100%, 04/15/18	1,582
1,558	6.000%, 01/15/38	1,849
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,360
2,966	3.550%, 09/15/21	2,958
1,875	3.950%, 09/15/14	1,937
	Duke Energy Florida, Inc.,
1,125	5.650%, 06/15/18	1,296
700	6.400%, 06/15/38	860
	Duke Energy Indiana, Inc.,
3,860	3.750%, 07/15/20	4,031
3,100	6.350%, 08/15/38	3,818
	Duke Energy Progress, Inc.,
3,246	2.800%, 05/15/22	3,096
3,602	3.000%, 09/15/21	3,539
2,103	4.100%, 05/15/42	1,938
1,750	4.100%, 03/15/43	1,611
2,177	5.125%, 09/15/13	2,181
2,000	5.300%, 01/15/19	2,288
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	6,197
1,000	6.000%, 10/07/39 (e)	899

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	Florida Power & Light Co.,
550	5.625%, 04/01/34	625
3,900	5.950%, 10/01/33	4,697
1,000	5.950%, 02/01/38	1,204
400	Georgia Power Co., 5.950%, 02/01/39	460
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,605
	Hydro-Quebec, (Canada),
2,500	8.050%, 07/07/24	3,371
8,000	8.400%, 01/15/22	10,669
1,800	9.400%, 02/01/21	2,465
	Indiana Michigan Power Co.,
9,600	Series J, 3.200%, 03/15/23	9,034
1,085	7.000%, 03/15/19	1,294
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	356
4,626	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,674
	Kansas City Power & Light Co.,
3,630	3.150%, 03/15/23	3,418
10,000	5.300%, 10/01/41	10,365
37	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	37
700	MidAmerican Energy Co., 5.300%, 03/15/18	796
	Nevada Power Co.,
367	5.375%, 09/15/40	407
3,740	5.450%, 05/15/41	4,200
2,250	6.500%, 08/01/18	2,683
700	Series N, 6.650%, 04/01/36	879
1,825	7.125%, 03/15/19	2,250
	NextEra Energy Capital Holdings, Inc.,
1,627	1.200%, 06/01/15	1,633
1,200	6.000%, 03/01/19	1,380
1,600	7.875%, 12/15/15	1,836
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,806
2,500	Northern States Power Co., 6.250%, 06/01/36	3,117
	Ohio Power Co.,
625	Series M, 5.375%, 10/01/21	704
2,400	5.750%, 09/01/13	2,400
1,550	6.050%, 05/01/18	1,785
	Oncor Electric Delivery Co. LLC,
6,150	6.800%, 09/01/18	7,342
1,200	7.000%, 09/01/22	1,480
	Pacific Gas & Electric Co.,
5,628	2.450%, 08/15/22	5,097

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,411	3.250%, 09/15/21	1,385
2,000	3.250%, 06/15/23	1,901
1,875	4.450%, 04/15/42	1,731
7,260	4.500%, 12/15/41	6,760
1,980	5.625%, 11/30/17	2,265
445	6.050%, 03/01/34	505
750	8.250%, 10/15/18	955
	PacifiCorp,
1,000	3.850%, 06/15/21	1,044
250	5.500%, 01/15/19	289
2,850	5.650%, 07/15/18	3,316
	Peco Energy Co.,
5,600	2.375%, 09/15/22	5,199
900	5.350%, 03/01/18	1,031
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,010
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,676
1,721	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,602
	Progress Energy, Inc.,
3,769	3.150%, 04/01/22	3,605
3,778	4.400%, 01/15/21	3,987
730	6.050%, 03/15/14	751
1,480	7.750%, 03/01/31	1,911
	Public Service Co. of Colorado,
2,031	2.250%, 09/15/22	1,846
1,160	3.200%, 11/15/20	1,175
275	5.800%, 08/01/18	321
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,077
1,385	5.150%, 12/01/19	1,560
4,350	Series G, 6.625%, 11/15/37	5,161
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	941
1,138	5.375%, 11/01/39	1,270
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,044
3,800	3.900%, 12/01/41	3,474
1,200	4.150%, 09/15/14	1,245
1,400	5.500%, 08/15/18	1,617
1,650	5.750%, 03/15/14	1,695
645	5.950%, 02/01/38	771
2,450	6.050%, 03/15/39	2,987
	Southern Co. (The),
2,973	1.950%, 09/01/16	3,021

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
580	4.150%, 05/15/14	595
3,400	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	4,370
2,336	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,245
	Virginia Electric and Power Co.,
776	2.950%, 01/15/22	760
4,600	5.400%, 04/30/18	5,283
800	5.950%, 09/15/17	928
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	258
1,295	6.250%, 12/01/15	1,449
	Xcel Energy, Inc.,
270	0.750%, 05/09/16	267
601	4.700%, 05/15/20	660
924	4.800%, 09/15/41	920
3,400	6.500%, 07/01/36	4,166

		269,504

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
8,045	4.150%, 01/15/43	7,314
690	8.500%, 03/15/19	882
2,454	Boston Gas Co., 4.487%, 02/15/42 (e)	2,334
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,081
530	6.125%, 11/01/17	615

		12,226

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	5,967
1,857	5.750%, 10/01/41	1,843
9,500	PPL Energy Supply LLC, 4.600%, 12/15/21	9,532
	PSEG Power LLC,
800	4.150%, 09/15/21	810
2,411	5.125%, 04/15/20	2,629
2,190	5.500%, 12/01/15	2,394
1,255	8.625%, 04/15/31	1,724
1,417	Southern Power Co., 5.150%, 09/15/41	1,416

		26,315

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,174
1,552	4.400%, 06/01/43	1,439
11,728	5.875%, 03/15/41	13,149

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
6,700	6.375%, 07/15/16	7,582
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,472
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,552
	Consumers Energy Co.,
1,498	2.850%, 05/15/22	1,447
1,400	5.650%, 04/15/20	1,626
1,648	Delmarva Power & Light Co., 4.000%, 06/01/42	1,519
	Dominion Resources, Inc.,
2,052	Series C, 4.900%, 08/01/41	2,069
5,650	Series F, 5.250%, 08/01/33	6,106
590	6.000%, 11/30/17	678
1,200	7.000%, 06/15/38	1,538
1,600	8.875%, 01/15/19	2,064
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,872
	Nisource Finance Corp.,
2,740	3.850%, 02/15/23	2,656
1,800	4.450%, 12/01/21	1,845
7,500	5.800%, 02/01/42	7,791
	San Diego Gas & Electric Co.,
3,000	3.950%, 11/15/41	2,767
2,065	6.000%, 06/01/26	2,504
	Sempra Energy,
3,500	2.875%, 10/01/22	3,233
1,500	6.000%, 10/15/39	1,674
2,300	6.150%, 06/15/18	2,661
900	6.500%, 06/01/16	1,023
2,760	8.900%, 11/15/13	2,804
8,150	9.800%, 02/15/19	10,877

		94,122

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,322
3,740	6.593%, 10/15/37	4,596

		9,918

	Total Utilities	412,085

	Total Corporate Bonds (Cost $4,585,838)	4,704,123

Foreign Government Securities — 0.5%
	Israel Government AID Bond, (Israel),
1,316	Zero Coupon, 08/15/17	1,240
10,000	Zero Coupon, 03/15/18	9,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,589	Zero Coupon, 08/15/18	4,179
3,345	Zero Coupon, 11/01/19	2,893
8,010	Zero Coupon, 08/15/20	6,674
4,500	Zero Coupon, 02/15/22	3,460
4,000	Zero Coupon, 11/01/23	2,799
24,700	Zero Coupon, 11/01/24	16,439
2,500	Zero Coupon, 11/15/26	1,493
6,000	5.500%, 09/18/33	7,161
	Province of Ontario, (Canada),
12,742	1.650%, 09/27/19	12,124
5,500	2.700%, 06/16/15	5,704
12,250	2.950%, 02/05/15	12,678
560	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	735
10,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	9,620
	United Mexican States, (Mexico),
4,356	4.750%, 03/08/44	3,779
5,706	5.750%, 10/12/10	5,107
850	6.625%, 03/03/15	922
2,925	8.300%, 08/15/31	3,985
2,035	Series A, 5.875%, 01/15/14	2,075
4,881	Series A, 7.500%, 04/08/33	6,126

	Total Foreign Government Securities (Cost $119,594)	118,434

Mortgage Pass-Through Securities — 16.7%
	Federal Home Loan Mortgage Corp.,
644	ARM, 2.009%, 08/01/36	677
681	ARM, 2.050%, 04/01/37	717
57	ARM, 2.089%, 07/01/19	61
1,296	ARM, 2.098%, 07/01/36	1,367
1,935	ARM, 2.117%, 05/01/37	2,040
597	ARM, 2.129%, 01/01/37	629
1,672	ARM, 2.159%, 08/01/36	1,766
9,254	ARM, 2.188%, 08/01/36	9,778
5,028	ARM, 2.213%, 10/01/36	5,303
2,896	ARM, 2.241%, 10/01/36	3,057
56	ARM, 2.250%, 07/01/26	56
144	ARM, 2.259%, 01/01/27	153
1,765	ARM, 2.305%, 10/01/36	1,876
58	ARM, 2.330%, 04/01/30	61
667	ARM, 2.355%, 12/01/33	701
3,297	ARM, 2.370%, 05/01/36	3,509
2,881	ARM, 2.375%, 05/01/36 - 07/01/36	3,060
7,143	ARM, 2.398%, 03/01/37	7,633
3,675	ARM, 2.407%, 05/01/33	3,891

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,393	ARM, 2.452%, 01/01/35	1,476
4,102	ARM, 2.510%, 05/01/37	4,383
2,893	ARM, 2.513%, 09/01/34	3,082
497	ARM, 2.524%, 08/01/35	529
4,514	ARM, 2.527%, 02/01/37	4,786
480	ARM, 2.535%, 10/01/36	499
6,934	ARM, 2.540%, 12/01/36	7,417
1,320	ARM, 2.561%, 04/01/34	1,391
1,933	ARM, 2.571%, 12/01/35	2,067
2,337	ARM, 2.590%, 10/01/36	2,469
6,778	ARM, 2.598%, 12/01/36	7,236
115	ARM, 2.613%, 09/01/32	122
1,135	ARM, 2.617%, 07/01/37	1,209
640	ARM, 2.620%, 05/01/37	677
2,817	ARM, 2.637%, 09/01/36	2,968
2,908	ARM, 2.640%, 11/01/36	3,101
657	ARM, 2.641%, 02/01/36	695
3,594	ARM, 2.697%, 09/01/36	3,826
678	ARM, 2.707%, 11/01/36	719
8,309	ARM, 2.711%, 06/01/36	8,869
1,412	ARM, 2.713%, 10/01/36	1,510
1,541	ARM, 2.720%, 11/01/36	1,629
2,011	ARM, 2.751%, 05/01/38	2,142
273	ARM, 2.755%, 02/01/37	291
1,919	ARM, 2.775%, 06/01/36	2,048
1,523	ARM, 2.801%, 01/01/37	1,596
2,486	ARM, 2.814%, 02/01/37	2,655
5,179	ARM, 2.888%, 05/01/37	5,541
2,904	ARM, 2.889%, 04/01/38	3,106
1,854	ARM, 2.902%, 04/01/37	1,968
3,453	ARM, 2.915%, 03/01/36	3,688
2,665	ARM, 2.930%, 05/01/37	2,835
3,633	ARM, 2.984%, 12/01/36	3,845
1,192	ARM, 3.054%, 03/01/37	1,267
520	ARM, 3.066%, 02/01/37	553
762	ARM, 3.096%, 05/01/36	808
764	ARM, 3.149%, 03/01/37	811
2,118	ARM, 3.239%, 10/01/36	2,228
361	ARM, 3.274%, 12/01/36	381
5,052	ARM, 3.363%, 03/01/36	5,423
3,968	ARM, 4.006%, 07/01/40	4,187
3,490	ARM, 4.399%, 02/01/36	3,710
1,658	ARM, 5.030%, 07/01/36	1,787
4,910	ARM, 5.031%, 01/01/35	5,250
4,598	ARM, 5.074%, 11/01/36	4,896
1,932	ARM, 5.556%, 06/01/37	2,069

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

231		ARM, 5.599%, 04/01/37	247
1,089		ARM, 5.724%, 11/01/36	1,145
645		ARM, 6.270%, 11/01/37	689
318		ARM, 6.354%, 02/01/37	337
207		ARM, 6.393%, 12/01/36	219
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,365		4.000%, 06/01/18 - 05/01/19	1,439
1,382		4.500%, 08/01/18 - 10/01/18	1,455
6,130		5.000%, 10/01/17 - 12/01/18	6,487
29,647		5.500%, 06/01/17 - 02/01/24	32,003
13,960		6.000%, 04/01/17 - 03/01/22	14,723
2,122		6.500%, 07/01/16 - 03/01/22	2,237
17		7.000%, 04/01/17	19
—	(h)	7.500%, 10/01/14	—	(h)
3		8.500%, 11/01/15	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
20,626		3.500%, 01/01/32 - 03/01/32	21,023
2,604		5.500%, 01/01/23 - 11/01/23	2,806
212		6.000%, 12/01/22	231
1,801		6.500%, 12/01/13 - 01/01/28	1,988
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
56,953		4.500%, 05/01/41	59,991
74,915		5.000%, 01/01/34 - 08/01/40	80,766
16,218		5.500%, 01/01/33 - 03/01/40	17,547
1,879		6.000%, 10/01/29 - 12/01/36	2,069
11,480		6.500%, 08/01/29 - 03/01/38	12,911
3,170		7.000%, 04/01/26 - 02/01/37	3,641
5,272		7.500%, 08/01/25 - 09/01/38	6,230
33		8.000%, 07/01/20 - 11/01/24	38
88		8.500%, 07/01/28	101
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
11,912		7.500%, 01/01/32 - 12/01/36	13,625
6,210		10.000%, 10/01/30	7,223
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
103,106		3.500%, 02/01/33 - 06/01/43	102,285
53,302		4.000%, 06/01/42 - 01/01/43	54,626
6,356		5.500%, 04/01/18	6,705
6,002		6.000%, 02/01/33 - 11/01/36	6,535
29,211		6.500%, 12/01/35 - 06/01/37	32,355
242		7.000%, 07/01/29 - 08/01/47	262
1,208		10.000%, 03/17/26	1,301

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7	12.000%, 08/01/15 - 07/01/19	7
	Federal National Mortgage Association,
645	ARM, 1.584%, 08/01/34	666
1,667	ARM, 1.713%, 07/01/37	1,766
1,024	ARM, 1.791%, 09/01/33	1,071
2,174	ARM, 1.828%, 02/01/37	2,263
4,484	ARM, 1.869%, 09/01/36	4,689
1,384	ARM, 1.882%, 01/01/37	1,449
34	ARM, 1.908%, 03/01/19	35
568	ARM, 1.922%, 02/01/35	599
8,509	ARM, 1.983%, 01/01/35	8,973
978	ARM, 2.096%, 09/01/36	1,012
186	ARM, 2.102%, 08/01/35	195
948	ARM, 2.112%, 05/01/35	1,003
343	ARM, 2.129%, 11/01/34	362
3,318	ARM, 2.143%, 01/01/36	3,495
133	ARM, 2.170%, 07/01/34	141
1,494	ARM, 2.226%, 07/01/35	1,584
1,225	ARM, 2.242%, 08/01/36	1,314
9	ARM, 2.255%, 01/01/19	9
452	ARM, 2.265%, 08/01/34	482
4,190	ARM, 2.300%, 11/01/37	4,441
1,349	ARM, 2.301%, 11/01/37	1,434
859	ARM, 2.310%, 08/01/33	904
460	ARM, 2.341%, 01/01/35	488
6,706	ARM, 2.369%, 12/01/37	7,113
1,548	ARM, 2.374%, 04/01/35	1,644
4	ARM, 2.375%, 08/01/19	4
705	ARM, 2.382%, 09/01/35	751
1,459	ARM, 2.384%, 01/01/36	1,542
183	ARM, 2.397%, 05/01/35	192
699	ARM, 2.401%, 04/01/34	737
2,102	ARM, 2.406%, 02/01/37	2,219
3,253	ARM, 2.416%, 09/01/36	3,495
3,565	ARM, 2.418%, 08/01/36	3,789
1,332	ARM, 2.420%, 06/01/34	1,410
156	ARM, 2.451%, 09/01/34	166
1,083	ARM, 2.460%, 03/01/35	1,144
1,374	ARM, 2.462%, 09/01/37	1,463
276	ARM, 2.477%, 07/01/37	292
860	ARM, 2.495%, 11/01/33	909
545	ARM, 2.507%, 10/01/34	578
1,658	ARM, 2.520%, 07/01/36	1,756
1,066	ARM, 2.526%, 10/01/34	1,134

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

883	ARM, 2.527%, 06/01/36	935
6,743	ARM, 2.553%, 07/01/37	7,157
473	ARM, 2.565%, 11/01/34	504
3,963	ARM, 2.577%, 04/01/37	4,196
4,290	ARM, 2.589%, 06/01/36	4,576
1,664	ARM, 2.591%, 07/01/37	1,766
638	ARM, 2.598%, 05/01/36	676
1,915	ARM, 2.602%, 10/01/36	2,049
1,726	ARM, 2.607%, 10/01/35	1,837
268	ARM, 2.622%, 01/01/34	284
404	ARM, 2.625%, 08/01/36	431
458	ARM, 2.679%, 09/01/33	487
2,760	ARM, 2.700%, 06/01/36 - 01/01/38	2,934
1,173	ARM, 2.719%, 09/01/36	1,247
142	ARM, 2.748%, 09/01/37	151
907	ARM, 2.809%, 01/01/37	963
186	ARM, 2.812%, 09/01/27	197
4,771	ARM, 2.823%, 12/01/36	5,115
550	ARM, 2.888%, 02/01/36	582
1,285	ARM, 2.906%, 11/01/36	1,374
2,141	ARM, 2.935%, 12/01/36	2,274
15,558	ARM, 2.942%, 03/01/36	16,458
1,359	ARM, 2.945%, 09/01/36	1,434
119	ARM, 3.031%, 01/01/36	127
2,138	ARM, 3.099%, 10/01/36	2,265
4,352	ARM, 3.108%, 08/01/37	4,619
5,259	ARM, 3.161%, 10/01/36	5,559
1,518	ARM, 3.186%, 11/01/36	1,603
146	ARM, 3.765%, 03/01/29	157
290	ARM, 5.122%, 01/01/34	310
4,770	ARM, 5.320%, 01/01/23	5,221
1,139	ARM, 5.802%, 09/01/37	1,226
908	ARM, 5.956%, 09/01/37	969
167	ARM, 6.167%, 09/01/37	179
2,116	ARM, 6.218%, 08/01/36	2,298
	Federal National Mortgage Association, 15 Year, Single Family,
513	3.500%, 04/01/19	537
2,066	4.000%, 07/01/18 - 12/01/20	2,181
10,414	4.500%, 05/01/18 - 12/01/19	11,118
18,426	5.000%, 12/01/16 - 08/01/24	19,653
18,225	5.500%, 02/01/18 - 07/01/20	19,407
36,334	6.000%, 06/01/16 - 07/01/24	39,319
4,843	6.500%, 09/01/13 - 02/01/24	5,340
491	7.000%, 03/01/17 - 11/01/17	519
8	7.500%, 03/01/17	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4		8.000%, 11/01/15	4
		Federal National Mortgage Association, 20 Year, Single Family,
23,548		3.500%, 07/01/32 - 08/01/32	24,070
656		5.000%, 10/01/25	716
2,406		5.500%, 07/01/25	2,609
22,243		6.000%, 04/01/24 - 09/01/29	24,465
4,880		6.500%, 05/01/22 - 08/01/26	5,397
		Federal National Mortgage Association, 30 Year, FHA/VA,
205		6.000%, 09/01/33	227
365		6.500%, 03/01/29	421
68		7.000%, 02/01/33	79
79		8.000%, 06/01/28	90
26		8.500%, 02/01/30	27
74		9.000%, 05/01/18 - 12/01/30	76
27		9.500%, 12/01/18	30
		Federal National Mortgage Association, 30 Year, Single Family,
1,330		4.000%, 12/01/33	1,381
1,546		4.500%, 11/01/33 - 09/01/34	1,639
58,317		5.000%, 06/01/33 - 08/01/40	63,243
38,691		5.500%, 11/01/32 - 12/01/39	42,239
34,618		6.000%, 12/01/28 - 11/01/38	38,226
63,514		6.500%, 11/01/29 - 10/01/38	70,444
34,392		7.000%, 01/01/24 - 01/01/39	38,625
20,606		7.500%, 11/01/22 - 04/01/39	23,644
1,295		8.000%, 03/01/21 - 01/01/38	1,524
34		8.500%, 07/01/24 - 06/01/25	40
3		9.000%, 04/01/26	3
21		9.500%, 07/01/28	24
14		10.000%, 02/01/24	15
6		12.500%, 01/01/16	6
		Federal National Mortgage Association, Other,
—	(h)	VAR, 0.485%, 11/01/22	—	(h)
39,800		VAR, 0.535%, 01/01/23	39,875
45,048		VAR, 0.545%, 01/01/23	44,932
23,820		VAR, 0.555%, 01/01/23	23,865
16,900		VAR, 0.575%, 11/01/21 - 02/01/23	16,950
33,528		VAR, 0.585%, 10/01/22 - 01/01/23	33,561
14,737		VAR, 0.625%, 10/01/22	14,747
12,000		VAR, 0.635%, 09/01/22	12,010
14,698		VAR, 0.745%, 08/01/22	14,702
7,000		VAR, 0.795%, 03/01/22	7,014
12,000		VAR, 0.805%, 04/01/22	11,998
15,895		VAR, 0.815%, 12/01/20	15,913

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18,012	VAR, 0.965%, 04/01/22	18,025
9,717	VAR, 0.995%, 03/01/22	9,737
432	VAR, 2.436%, 08/01/34	457
5,854	VAR, 6.070%, 11/01/18	6,446
43,900	Zero Coupon, 07/25/23 - 09/30/43	34,223
18,000	1.446%, 07/01/17	17,944
8,332	1.519%, 12/01/19	7,933
8,253	1.550%, 01/01/20	7,849
14,816	1.632%, 01/01/20	14,163
10,000	1.690%, 12/01/19	9,520
7,811	1.860%, 12/01/19	7,559
9,686	1.940%, 01/01/17	9,832
13,000	2.004%, 07/01/19	13,043
10,000	2.056%, 01/01/17	10,054
15,000	2.066%, 12/01/20	13,968
90,000	2.077%, 06/01/20	87,081
47,701	2.097%, 08/01/19	46,506
7,000	2.170%, 06/01/19	6,935
20,000	2.211%, 04/01/19	19,915
5,000	2.221%, 01/01/23	4,575
9,799	2.263%, 05/01/19	9,764
7,373	2.273%, 07/01/19	7,321
6,500	2.314%, 12/01/22	5,996
10,500	2.356%, 12/01/22	9,709
11,381	2.370%, 01/01/23	10,579
3,950	2.397%, 12/01/22	3,668
15,264	2.400%, 01/01/23	14,217
17,213	2.407%, 01/01/23	15,966
38,250	2.418%, 12/01/22 - 01/01/23	35,472
29,935	2.449%, 07/01/19 - 11/01/22	28,960
12,500	2.450%, 02/01/23	11,424
13,891	2.459%, 11/01/22 - 12/01/22	12,949
17,578	2.469%, 10/01/22 - 12/01/22	16,405
30,010	2.480%, 12/01/22 - 02/01/23	27,968
10,813	2.490%, 10/01/17 - 11/01/22	10,526
21,274	2.500%, 12/01/22 - 06/01/23	19,797
18,643	2.521%, 11/01/22 - 01/01/23	17,397
37,084	2.531%, 06/01/19 - 01/01/23	35,720
8,934	2.552%, 09/01/22 - 11/01/22	8,313
8,000	2.573%, 03/01/23	7,480
14,000	2.583%, 04/01/23	12,798
9,200	2.593%, 01/01/23	8,609
42,000	2.604%, 10/01/22 - 05/01/23	38,690
3,000	2.624%, 05/01/23	2,807
16,992	2.635%, 11/01/22	16,042
10,000	2.650%, 08/01/22	9,399

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
6,000	2.655%, 10/01/22	5,685
6,050	2.670%, 07/01/22	5,705
16,729	2.686%, 06/01/22 - 01/01/23	15,906
3,943	2.690%, 10/01/17	4,085
5,800	2.707%, 10/01/17	5,990
6,625	2.722%, 10/01/22	6,312
7,609	2.728%, 04/01/23 - 07/01/23	7,079
6,875	2.748%, 06/01/23	6,411
12,256	2.759%, 07/01/22	11,752
10,000	2.779%, 07/01/22	9,599
16,923	2.790%, 04/01/22	16,388
6,475	2.793%, 04/01/23	6,140
11,713	2.831%, 05/01/22	11,322
9,767	2.841%, 03/01/22	9,839
15,550	2.852%, 06/01/22	15,061
25,000	2.862%, 05/01/22 - 06/01/23	24,045
11,267	2.914%, 07/01/22	10,922
14,699	2.955%, 05/01/22	14,300
14,301	2.970%, 11/01/18	14,790
9,799	2.996%, 05/01/22	9,562
41,501	3.000%, 01/01/43 - 02/01/43	39,324
10,777	3.038%, 05/01/22	10,545
19,137	3.069%, 01/01/22 - 03/01/22	18,746
22,000	3.079%, 07/01/22	21,546
2,917	3.089%, 02/01/22	2,872
5,000	3.100%, 02/01/22	4,927
6,770	3.120%, 05/01/22	6,654
18,915	3.131%, 12/01/21 - 01/01/22	18,749
12,000	3.141%, 12/01/18	12,452
8,360	3.162%, 02/01/22	8,183
14,168	3.182%, 03/01/22 - 04/01/22	13,974
24,810	3.193%, 01/01/22 - 02/01/22	24,627
7,791	3.203%, 05/01/22	7,707
21,804	3.224%, 01/01/22 - 05/01/22	21,663
5,928	3.230%, 11/01/20	6,036
27,906	3.244%, 02/01/22 - 03/01/22	27,576
8,000	3.290%, 10/01/20	8,184
8,000	3.306%, 01/01/22	8,004
3,000	3.317%, 03/01/22	2,967
7,814	3.379%, 11/01/20	7,952
3,904	3.420%, 12/01/21	3,938
6,477	3.461%, 11/01/20	6,641
8,000	3.472%, 10/01/20	8,220
10,000	3.492%, 01/01/18	10,585
114,118	3.500%, 12/01/32 - 06/01/43	113,285
2,655	3.503%, 08/01/17	2,807

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,547	3.513%, 10/01/21	3,607
6,354	3.520%, 01/01/18	6,759
19,567	3.544%, 09/01/20 - 11/01/21	20,062
15,150	3.590%, 10/01/20	15,762
8,500	3.596%, 12/01/20	8,770
1,921	3.600%, 09/01/20	2,001
19,683	3.616%, 09/01/20 - 10/01/20	20,395
28,602	3.621%, 09/01/20	29,672
9,890	3.639%, 12/01/20	10,241
24,007	3.658%, 01/01/18 - 10/01/20	25,154
10,000	3.709%, 10/01/21	10,220
19,635	3.730%, 06/01/18	21,205
18,592	3.740%, 07/01/20 - 08/01/20	19,525
3,000	3.751%, 01/01/18	3,197
12,685	3.761%, 06/01/18 - 01/01/25	13,092
47,000	3.792%, 07/01/23	47,295
5,793	3.800%, 03/01/18	6,216
3,595	3.802%, 09/01/20	3,758
3,829	3.823%, 12/01/20	3,995
5,500	3.864%, 07/01/23	5,611
38,885	3.895%, 01/01/21 - 09/01/21	40,549
7,387	3.906%, 09/01/21	7,680
10,000	3.926%, 08/01/20	10,446
14,782	3.930%, 07/01/20	15,650
10,000	3.940%, 07/01/21	10,442
14,259	3.947%, 06/01/17	15,257
24,119	3.957%, 12/01/20 - 12/01/21	25,090
9,866	3.960%, 08/01/20	10,448
25,932	3.978%, 09/01/20 - 09/01/21	27,224
10,000	3.980%, 11/01/16	10,319
9,700	3.988%, 07/01/21	10,134
11,400	3.999%, 01/01/21	11,970
46,684	4.000%, 04/01/20 - 07/01/42	47,835
17,491	4.010%, 09/01/21	18,302
35,111	4.019%, 08/01/20 - 09/01/21	36,841
6,969	4.045%, 10/01/20	7,353
6,619	4.050%, 09/01/21	6,927
4,000	4.061%, 01/01/21	4,210
15,000	4.081%, 07/01/20	15,841
6,342	4.102%, 06/01/21	6,659
5,419	4.123%, 07/01/21	5,698
6,973	4.130%, 07/01/20	7,446
6,700	4.154%, 06/01/21	7,032
6,519	4.185%, 01/01/21 - 08/01/21	6,873
9,667	4.195%, 07/01/21	10,205
31,516	4.201%, 07/01/20	33,662

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
18,000	4.205%, 10/01/21	18,990
6,863	4.236%, 06/01/21	7,260
10,000	4.250%, 04/01/21	10,658
16,389	4.267%, 11/01/19 - 08/01/21	17,446
9,794	4.291%, 06/01/21	10,486
17,379	4.298%, 03/01/21	18,475
18,925	4.319%, 12/01/19 - 09/01/23	19,861
5,488	4.329%, 06/01/21	5,838
4,968	4.330%, 02/01/21	5,333
14,764	4.350%, 04/01/20	15,971
24,176	4.380%, 01/01/21	26,040
20,648	4.381%, 11/01/19 - 06/01/21	22,114
7,600	4.390%, 05/01/21	8,178
7,600	4.391%, 04/01/21	8,100
61,500	4.399%, 02/01/20	66,762
31,323	4.402%, 12/01/19 - 07/01/21	33,550
18,929	4.424%, 01/01/20	20,398
7,777	4.443%, 08/01/20 - 04/01/21	8,471
8,714	4.445%, 01/01/21	9,398
9,734	4.461%, 07/01/21	10,436
7,286	4.474%, 04/01/21	7,811
18,000	4.484%, 06/01/21	19,277
2,814	4.500%, 03/01/20	3,046
15,000	4.505%, 05/01/21	16,114
22,830	4.514%, 04/01/20	24,721
11,514	4.515%, 02/01/20	12,483
21,164	4.530%, 12/01/19	23,136
3,338	4.540%, 01/01/20	3,648
2,800	4.546%, 02/01/20	3,029
11,316	4.552%, 08/01/26	12,043
4,257	4.598%, 01/01/21	4,602
9,000	4.629%, 06/01/21	9,721
27,500	4.650%, 08/01/21	29,726
10,715	4.762%, 08/01/26	11,612
6,819	4.766%, 08/01/26	7,394
12,639	4.794%, 01/01/21	13,779
11,641	4.820%, 12/01/26	12,336
3,337	5.000%, 04/01/31 - 12/01/32	3,662
8,863	5.414%, 05/01/17	9,687
6,669	5.500%, 03/01/17 - 06/01/39	7,019
8,047	6.000%, 02/01/36 - 11/01/48	8,659
4,406	6.500%, 04/01/36 - 05/01/37	4,742
3,175	7.000%, 02/01/36 - 01/01/38	3,557
191	7.500%, 10/01/37	218
701	8.000%, 11/01/37	804
109	10.890%, 04/15/19	120

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
5,471	5.500%, 09/20/39	5,996
34,686	6.000%, 03/20/28 - 08/20/39	38,013
2,180	6.500%, 07/20/29	2,430
1,145	7.000%, 08/20/38	1,303
158	7.500%, 02/20/28 - 09/20/28	192
299	8.000%, 12/20/25 - 09/20/28	362
139	8.500%, 03/20/25 - 05/20/25	162
	Government National Mortgage Association II, Other,
5,029	4.462%, 05/20/63	5,425
350	6.000%, 11/20/38	366
	Government National Mortgage Association, 15 Year, Single Family,
110	6.000%, 10/15/17	116
110	6.500%, 06/15/17	116
115	8.000%, 01/15/16	119
	Government National Mortgage Association, 30 Year, Single Family,
6,881	5.500%, 04/15/33 - 09/15/34	7,737
202	6.000%, 11/15/28	222
5,065	6.500%, 01/15/24 - 12/15/35	5,719
9,387	7.000%, 08/15/23 - 04/15/37	11,218
1,851	7.500%, 11/15/22 - 10/15/37	2,081
52	8.000%, 07/15/22 - 08/15/28	55
18	8.500%, 03/15/17 - 11/15/17	19
40	9.000%, 08/15/16 - 11/15/24	44
2,361	9.500%, 09/15/18 - 12/15/25	2,683
7	12.000%, 11/15/19	7

	Total Mortgage Pass-Through Securities (Cost $4,251,621)	4,229,659

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,410	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,030
2,675	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,355

		7,385

	Illinois — 0.0% (g)
5,450	State of Illinois, GO, 5.100%, 06/01/33	4,775

	New York — 0.2%
2,500	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	2,699

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	Port Authority of New York & New Jersey, CONS,
12,225	Series 164th, Rev., 5.647%, 11/01/40	13,258
24,205	Series 174th, Rev., 4.458%, 10/01/62	20,849

		36,806

	Ohio — 0.1%
13,075	American Municipal Power Ohio, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	15,726
10,678	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	9,325

		25,051

	Total Municipal Bonds (Cost $75,675)	74,017

Supranational — 0.2%
26,360	African Development Bank, 8.800%, 09/01/19	35,024
9,103	Corp. Andina de Fomento, 3.750%, 01/15/16	9,489
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,247

	Total Supranational (Cost $52,896)	53,760

U.S. Government Agency Securities — 2.7%
6,455	Federal Farm Credit Bank, 5.125%, 11/15/18	7,430
11,000	Federal Home Loan Bank, 5.500%, 07/15/36	13,108
	Federal Home Loan Mortgage Corp.,
4,000	5.125%, 11/17/17	4,584
9,650	5.500%, 08/23/17	11,158
	Federal National Mortgage Association,
26,500	Zero Coupon, 06/01/17	24,999
9,700	5.375%, 06/12/17	11,136
	Federal National Mortgage Association STRIPS,
11,500	Zero Coupon, 11/15/21	8,867
9,000	Zero Coupon, 05/15/30	4,449
	Financing Corp. Fico,
3,910	Zero Coupon, 11/30/17	3,633
1,882	Zero Coupon, 04/06/18	1,730
66,540	Zero Coupon, 05/11/18	60,979
3,606	Zero Coupon, 08/03/18	3,283
2,675	Zero Coupon, 08/03/18	2,435
2,000	Zero Coupon, 03/07/19	1,783
26,800	Zero Coupon, 04/05/19	23,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

30,760	Zero Coupon, 09/26/19	26,559
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,365
5,741	Zero Coupon, 04/01/16	5,520
13,319	Zero Coupon, 04/01/19	11,725
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	102,421
241,750	Zero Coupon, 07/15/20	204,081
56,600	Zero Coupon, 10/15/20	47,245
22,000	Zero Coupon, 01/15/21	18,158
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	2,769
9,195	5.250%, 09/15/39	10,016
9,500	5.500%, 07/18/17	10,959
550	5.500%, 06/15/38	621
8,550	5.880%, 04/01/36	10,137
	Tennessee Valley Authority STRIPS,
4,138	Zero Coupon, 12/15/17	3,787
7,506	Zero Coupon, 01/15/19	6,689
12,000	Zero Coupon, 05/01/19	10,426
17,900	Zero Coupon, 11/01/25	10,916
2,500	Zero Coupon, 06/15/35	946

	Total U.S. Government Agency Securities (Cost $688,824)	670,466

U.S. Treasury Obligations — 20.7%
	U.S. Treasury Bonds,
87,600	4.500%, 02/15/36	101,151
7,650	4.500%, 05/15/38	8,832
2,000	4.500%, 08/15/39	2,312
38,325	4.750%, 02/15/37	45,798
23,500	5.000%, 05/15/37	29,048
650	5.250%, 11/15/28	806
4,000	5.250%, 02/15/29	4,959
6,900	5.375%, 02/15/31	8,744
14,350	5.500%, 08/15/28	18,209
4,300	6.000%, 02/15/26	5,635
4,550	6.125%, 11/15/27	6,091
2,500	6.125%, 08/15/29	3,388
7,650	6.250%, 05/15/30	10,550
4,750	6.375%, 08/15/27	6,487
7,550	6.500%, 11/15/26	10,360
7,300	6.625%, 02/15/27	10,139
7,800	6.750%, 08/15/26	10,898
6,620	7.125%, 02/15/23	9,129
16,490	7.250%, 08/15/22 (m)	22,756

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
56,392	7.500%, 11/15/16 (m)	68,142
8,717	7.875%, 02/15/21 (m)	12,102
8,000	8.000%, 11/15/21	11,342
16,650	8.125%, 05/15/21	23,529
48,180	8.500%, 02/15/20	67,256
25,150	8.750%, 05/15/20	35,754
73,089	8.750%, 08/15/20	104,580
79,750	8.875%, 08/15/17 (m)	103,451
30,200	11.250%, 02/15/15	34,980
	U.S. Treasury Bonds STRIPS,
27	08/15/15	27
7,010	11/15/15	6,937
8,361	11/15/15	8,274
94,812	02/15/16 (m)	93,448
53,427	08/15/16	52,187
55,981	11/15/16	54,338
103,866	02/15/17	100,222
40,461	08/15/17	38,510
90,980	11/15/17	85,973
35,450	02/15/18	33,227
29,500	05/15/18	27,427
56,581	08/15/18	52,169
11,897	02/15/19	10,785
85,365	05/15/19 (m)	76,612
182,720	08/15/19	162,503
18,000	02/15/20	15,699
453,096	05/15/20 (m)	391,212
4,550	05/15/20	3,941
196,150	08/15/20 (m)	167,614
13,125	11/15/20	11,095
39,925	02/15/21	33,356
107,200	05/15/21	88,538
49,800	08/15/21	40,689
106,325	11/15/21	85,848
42,408	02/15/22	33,878
6,000	05/15/22	4,739
7,869	02/15/23	6,011
22,000	05/15/23	16,611
1,200	02/15/24	876
7,000	05/15/24	5,047
12,925	08/15/24	9,206
20,400	11/15/24	14,348
5,800	02/15/25	4,032
2,700	05/15/25	1,855
13,100	02/15/26	8,692
22,300	05/15/26	14,619

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16,289	08/15/26	10,553
99,050	11/15/26	63,412
173,600	02/15/27	109,805
22,925	05/15/27	14,326
41,800	08/15/27	25,824
75,650	11/15/27	46,241
75,284	02/15/28	45,462
11,300	05/15/28	6,745
8,900	08/15/28	5,251
34,300	11/15/28	20,008
41,115	02/15/29	23,693
3,200	05/15/29	1,824
21,200	08/15/29	11,949
16,120	11/15/29	8,984
108,400	02/15/30	59,797
48,100	05/15/30	26,237
33,550	08/15/30	18,096
20,000	11/15/30	10,666
36,800	02/15/31	19,401
27,375	05/15/31	14,276
26,525	08/15/31	13,691
15,400	11/15/31	7,864
20,925	02/15/32	10,576
15,050	05/15/32	7,523
1,700	08/15/32	842
42,750	11/15/32	20,934
49,850	05/15/33	23,912
23,375	08/15/33	11,092
43,275	11/15/33	20,319
28,675	02/15/34	13,321
14,050	05/15/34	6,467
28,050	08/15/34	12,765
24,100	11/15/34	10,856
42,000	02/15/35	18,730
18,600	05/15/35	8,211
1,700	08/15/35	743
1,175	05/15/36	498
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	5,248
10,109	3.625%, 04/15/28 (m)	19,851
	U.S. Treasury Inflation Indexed Notes,
4,000	0.125%, 04/15/16	4,336
25,000	0.500%, 04/15/15	27,575
4,750	1.125%, 01/15/21	5,359
23,000	1.250%, 04/15/14	25,668
18,000	2.000%, 01/15/14	22,966

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Notes,
2,373	0.875%, 01/31/18	2,319
23,180	1.000%, 11/30/19	21,798
184,040	1.375%, 11/30/18	181,207
7,000	1.375%, 12/31/18	6,880
44,200	1.500%, 08/31/18	43,986
18,700	1.750%, 10/31/18	18,789
12,000	2.125%, 08/15/21	11,729
2,000	2.250%, 11/30/17	2,076
11,900	2.625%, 12/31/14	12,277
26,000	2.625%, 01/31/18	27,367
89,700	2.625%, 08/15/20	92,342
30,000	2.625%, 11/15/20	30,776
2,500	2.750%, 11/30/16	2,647
103,675	2.750%, 05/31/17 (m)	109,871
24,140	2.750%, 12/31/17	25,551
30,610	2.875%, 03/31/18	32,545
80,500	3.125%, 10/31/16	86,167
10,000	3.125%, 01/31/17	10,720
143,855	3.125%, 04/30/17	154,363
201,292	3.125%, 05/15/19	215,618
44,500	3.125%, 05/15/21	46,923
196,850	3.250%, 12/31/16 (m)	211,691
77,000	3.250%, 03/31/17	82,937
17,150	3.375%, 11/15/19	18,597
29,000	3.500%, 02/15/18	31,626
55,000	3.500%, 05/15/20	59,911
2,100	3.625%, 02/15/20	2,306
19,000	3.625%, 02/15/21	20,759
22,000	4.000%, 02/15/15	23,184
62,800	4.250%, 11/15/17	70,395
5,400	4.500%, 11/15/15	5,876

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,000	4.500%, 02/15/16	3,288
55,060	4.500%, 05/15/17	61,835
9,500	4.625%, 02/15/17	10,668
95,765	4.750%, 08/15/17	108,910

	Total U.S. Treasury Obligations (Cost $5,039,542)	5,226,804

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
6,929	FiveTen Group Holdings Ltd., Revolving Loan,
	VAR, 4.250%, 04/14/14 (i)	6,894
53,981	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	53,711
6,829	Tricon Capital Group Inc., Revolving Loan,
	VAR, 4.100%, 06/13/15 (i)	6,795

	Total Loan Assignments (Cost $67,739)	67,400

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
134,687	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $134,687)	134,687

	Total Investments — 99.7% (Cost $24,683,625)	25,201,027
	Other Assets in Excess of Liabilities — 0.3%	85,105

	NET ASSETS — 100.0%	$25,286,132

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.7%
2,013	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	2,032
	Accredited Mortgage Loan Trust,
1,249	Series 2006-1, Class A3, VAR, 0.364%, 04/25/36	1,206
1,062	Series 2006-2, Class A3, VAR, 0.334%, 09/25/36	1,020
	Ally Auto Receivables Trust,
464	Series 2010-3, Class A4, 1.550%, 08/17/15	466
17	Series 2011-1, Class A3, 1.380%, 01/15/15	17
444	Series 2012-1, Class A4, 1.210%, 07/15/16	447
	American Credit Acceptance Receivables Trust,
2,122	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	2,128
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	955
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,693
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	2,982
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	4,999
	AmeriCredit Automobile Receivables Trust,
353	Series 2012-1, Class A3, 1.230%, 09/08/16	355
1,244	Series 2012-3, Class A3, 0.960%, 01/09/17	1,246
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,182
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
724	Series 2003-5, Class A6, SUB, 4.521%, 04/25/33	724
199	Series 2003-13, Class AF6, SUB, 4.809%, 01/25/34	198
8	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	9
3,397	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,391
	Bear Stearns Asset-Backed Securities Trust,
676	Series 2003-SD2, Class 2A, VAR, 2.907%, 06/25/43	674
916	Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	851
1,330	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,308
3,599	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	3,592

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,006	CarNow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,002
	Centex Home Equity Loan Trust,
297	Series 2001-B, Class A6, 6.360%, 07/25/32	300
428	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	444
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	133
813	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	845
1,667	CFC LLC, Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,636
	Chase Funding Trust,
277	Series 2003-5, Class 1A4, 4.396%, 02/25/30	277
318	Series 2003-6, Class 1A4, 4.499%, 11/25/34	320
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,576
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	931
	CNH Equipment Trust,
523	Series 2011-B, Class A3, 0.910%, 08/15/16	523
27	Series 2012-C, Class A3, 0.570%, 12/15/17	27
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	4,866
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,719
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.744%, 04/25/34	286
590	Series 2004-1, Class M1, VAR, 0.934%, 03/25/34	548
124	Series 2004-1, Class M2, VAR, 1.009%, 03/25/34	119
1,539	Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	1,317
	CPS Auto Receivables Trust,
357	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	363
4,351	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,400
1,035	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,030
	CPS Auto Trust,
1,436	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,448

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
841	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	840
	Credit Acceptance Auto Loan Trust,
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	570
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,717
90	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	99
186	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (i)	700
658	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	658
653	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	658
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,099
2,206	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	2,195
	Federal National Mortgage Association REMIC Trust,
27	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	29
59	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	59
170	First Frankin Mortgage Loan Trust, Series 2005-FF9, Class A3, VAR, 0.464%, 10/25/35	169
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,917
3,875	Flagship Credit Auto Trust, Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,797
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	504
1,049	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,075
	HLSS Servicer Advance Receivables Backed Notes,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,016
1,296	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	1,296
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,310
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,296

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

1,000		Series 2012-T2, Class D1, 3.960%, 10/15/43 (e)	1,002
505		Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
449		Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	450
750		Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	746
374		Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	380
84		Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
		HSBC Home Equity Loan Trust,
—	(h)	Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	—	(h)
619		Series 2005-2, Class M1, VAR, 0.644%, 01/20/35	612
619		Series 2005-2, Class M2, VAR, 0.674%, 01/20/35	590
		HSBC Home Equity Loan Trust USA,
236		Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	229
550		Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	539
450		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	453
1,284		Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,325
690		Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	687
582		Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	583
272		Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	273
		KGS-Alpha Capital Markets LP,
46,079		VAR, 0.667%, 08/25/38	2,038
45,437		Series 2012-4, VAR, 0.813%, 09/25/37	2,463
28,477		Series 2013-2, VAR, 1.295%, 03/25/39	1,762
573		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	567
		Long Beach Mortgage Loan Trust,
127		Series 2004-1, Class M3, VAR, 1.234%, 02/25/34	116
43		Series 2004-5, Class M6, VAR, 2.684%, 09/25/34 (i)	6
9,661		LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	9,661

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Mid-State Capital Corp. Trust,
205	Series 2005-1, Class A, 5.745%, 01/15/40	219
2,031	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,140
2,843	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,820
1,136	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,146
597	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.434%, 03/25/33	535
1,547	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,543
1,100	Nationstar Mortgage Advance Receivables Trust, Series 2013-T1A, 3.721%, 06/20/44 (e)	1,098
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	1,017
610	Series 2005-1, Class M1, VAR, 0.634%, 03/25/35	579
5,050	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	5,050
1,999	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 0.864%, 09/25/34	1,968
949	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	938
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,494
873	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.614%, 09/25/35	872
6,166	Real Estate Asset Trust, Series 2013-2A, Class A2, 5.682%, 07/25/43 (e) (i)	6,166
	Resort Finance Timeshare Receivables Trust,
177	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	177
1,851	Series 2012-2, 5.750%, 09/05/18 (i)	1,851
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,476
617	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	605
1,029	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.660%, 08/15/16 (e)	1,033
	Santander Drive Auto Receivables Trust,
219	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	219

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

144	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	144
411	Series 2012-1, Class A3, 1.490%, 10/15/15	413
533	Series 2012-2, Class A3, 1.220%, 12/15/15	534
536	Series 2012-3, Class A3, 1.080%, 04/15/16	537
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,407
1,911	Series 2012-5, Class A3, 0.830%, 12/15/16	1,910
285	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	178
770	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	773
1,894	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.264%, 06/25/37	1,478
5,251	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,198
2,250	Springleaf Funding Trust, Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,183
	Stanwich Mortgage Loan Co. LLC,
1,950	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,953
2,555	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	2,563
5,113	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	5,126
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	5,000
379	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	379
25	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.274%, 06/25/37	23
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	1,364
180	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	193
1,500	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,497
	United Auto Credit Securitization Trust,
660	Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	660
2,500	Series 2012-1, Class B, 1.870%, 09/15/15 (e)	2,499
490	VOLT LLC, Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	491
	Westgate Resorts LLC,
635	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	646

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
2,720		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,730
2,633		World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,632
1,508		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,508

		Total Asset-Backed Securities (Cost $196,705)	197,626

Collateralized Mortgage Obligations — 17.9%
		Agency CMO — 11.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
141		Series 23, Class KZ, 6.500%, 11/25/23	159
946		Series 24, Class J, 6.250%, 11/25/23	977
169		Series 31, Class Z, 8.000%, 04/25/24	194
		Federal Home Loan Mortgage Corp. REMIC,
13		Series 11, Class D, 9.500%, 07/15/19	14
11		Series 38, Class D, 9.500%, 05/15/20	12
5		Series 81, Class A, 8.125%, 11/15/20	5
13		Series 84, Class F, 9.200%, 10/15/20	15
6		Series 109, Class I, 9.100%, 01/15/21	7
2		Series 198, Class Z, 8.500%, 09/15/22	2
92		Series 1316, Class Z, 8.000%, 06/15/22	105
30		Series 1343, Class LB, 7.500%, 08/15/22	36
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	18
67		Series 1456, Class Z, 7.500%, 01/15/23	75
432		Series 1543, Class VN, 7.000%, 07/15/23	491
314		Series 1577, Class PV, 6.500%, 09/15/23	325
—	(h)	Series 1595, Class D, 7.000%, 10/15/13	—	(h)
756		Series 1608, Class L, 6.500%, 09/15/23	832
721		Series 1611, Class Z, 6.500%, 11/15/23	813
687		Series 1628, Class LZ, 6.500%, 12/15/23	760
312		Series 1630, Class PK, 6.000%, 11/15/23	351
941		Series 1671, Class I, 7.000%, 02/15/24	1,055
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
63		Series 1695, Class G, HB, IF, 27.146%, 03/15/24	110
41		Series 1710, Class GB, HB, IF, 40.899%, 04/15/24	88
157		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	42
77		Series 2022, Class PE, 6.500%, 01/15/28	87
614		Series 2033, Class K, 6.050%, 08/15/23	667

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
497	Series 2036, Class PG, 6.500%, 01/15/28	554
79	Series 2089, Class PJ, IO, 7.000%, 10/15/28	11
1,493	Series 2091, Class PG, 6.000%, 11/15/28	1,665
1,056	Series 2113, Class MW, 6.500%, 01/15/29	1,185
331	Series 2116, Class ZA, 6.000%, 01/15/29	369
99	Series 2148, Class ZA, 6.000%, 04/15/29	110
237	Series 2201, Class C, 8.000%, 11/15/29	278
46	Series 2261, Class ZY, 7.500%, 10/15/30	53
524	Series 2293, Class ZA, 6.000%, 03/15/31	584
16	Series 2297, Class NB, 6.000%, 03/15/16	16
81	Series 2310, Class Z, 6.000%, 04/15/31	88
34	Series 2313, Class LA, 6.500%, 05/15/31	38
314	Series 2325, Class JO, PO, 06/15/31	299
826	Series 2330, Class PE, 6.500%, 06/15/31	839
148	Series 2344, Class QG, 6.000%, 08/15/16	158
184	Series 2345, Class PQ, 6.500%, 08/15/16	193
127	Series 2368, Class TG, 6.000%, 10/15/16	134
293	Series 2394, Class MC, 6.000%, 12/15/16	310
111	Series 2399, Class PG, 6.000%, 01/15/17	118
300	Series 2410, Class QB, 6.250%, 02/15/32	319
2,823	Series 2427, Class GE, 6.000%, 03/15/32	3,152
1,979	Series 2430, Class WF, 6.500%, 03/15/32	2,235
385	Series 2466, Class DH, 6.500%, 06/15/32	434
1,345	Series 2530, Class SK, IF, IO, 7.916%, 06/15/29	283
148	Series 2534, Class SI, HB, IF, 20.581%, 02/15/32	220
1,222	Series 2543, Class YX, 6.000%, 12/15/32	1,363
652	Series 2557, Class HL, 5.300%, 01/15/33	708
1,106	Series 2586, Class IO, IO, 6.500%, 03/15/33	221
321	Series 2594, Class IV, IO, 7.000%, 03/15/32	49
28	Series 2602, Class BX, 3.500%, 12/15/22	28
774	Series 2610, Class UI, IO, 6.500%, 05/15/33	156
1,070	Series 2613, Class H, 4.500%, 05/15/18	1,135
1,551	Series 2636, Class Z, 4.500%, 06/15/18	1,645
552	Series 2641, Class SK, IF, IO, 6.966%, 01/15/18	18
78	Series 2643, Class SA, HB, IF, 44.304%, 03/15/32	182
84	Series 2650, Class PO, PO, 12/15/32	82
90	Series 2650, Class SO, PO, 12/15/32	88
371	Series 2656, Class AC, 6.000%, 08/15/33	410

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,306	Series 2656, Class PE, 4.500%, 07/15/18	1,391
1,144	Series 2699, Class W, 5.500%, 11/15/33	1,222
619	Series 2707, Class KA, 4.500%, 11/15/18	651
82	Series 2707, Class KJ, 5.000%, 11/15/18	86
2,260	Series 2708, Class N, 4.000%, 11/15/18	2,370
705	Series 2733, Class SB, IF, 7.844%, 10/15/33	782
37	Series 2755, Class SA, IF, 13.832%, 05/15/30	39
600	Series 2756, Class NA, 5.000%, 02/15/24	646
155	Series 2764, Class S, IF, 13.290%, 07/15/33	181
97	Series 2779, Class SM, IF, IO, 6.966%, 10/15/18	4
926	Series 2801, Class JN, 5.000%, 06/15/33	967
1,595	Series 2843, Class BC, 5.000%, 08/15/19	1,733
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,087
1,250	Series 2864, Class NS, IF, IO, 6.916%, 09/15/34	140
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,773
332	Series 2934, Class CI, 5.000%, 01/15/34	344
1,075	Series 2980, Class QA, 6.000%, 05/15/35	1,192
97	Series 2980, Class QB, 6.500%, 05/15/35	109
980	Series 2989, Class TG, 5.000%, 06/15/25	1,070
199	Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	294
2,353	Series 2994, Class SC, IF, IO, 5.416%, 02/15/33	180
427	Series 2995, Class FT, VAR, 0.434%, 05/15/29	426
1,720	Series 3005, Class ED, 5.000%, 07/15/25	1,889
141	Series 3005, Class PV, IF, 12.439%, 10/15/33	164
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,342
403	Series 3031, Class BN, HB, IF, 21.158%, 08/15/35	543
982	Series 3059, Class B, 5.000%, 02/15/35	1,059
751	Series 3062, Class HE, 5.000%, 01/15/34	777
617	Series 3064, Class OG, 5.500%, 06/15/34	644
51	Series 3068, Class AO, PO, 01/15/35	51
513	Series 3117, Class EO, PO, 02/15/36	476
196	Series 3134, Class PO, PO, 03/15/36	180
222	Series 3138, Class PO, PO, 04/15/36	207
241	Series 3151, Class PD, 6.000%, 11/15/34	243
802	Series 3152, Class MO, PO, 03/15/36	738
705	Series 3184, Class YO, PO, 03/15/36	554

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
5,241	Series 3187, Class Z, 5.000%, 07/15/36	5,680
858	Series 3189, Class PC, 6.000%, 08/15/35	895
2,328	Series 3201, Class IN, IF, IO, 6.066%, 08/15/36	274
3,667	Series 3202, Class HI, IF, IO, 6.466%, 08/15/36	645
1,513	Series 3219, Class PD, 6.000%, 11/15/35	1,615
1,026	Series 3274, Class B, 6.000%, 02/15/37	1,113
388	Series 3292, Class DO, PO, 03/15/37	360
2,115	Series 3305, Class IW, IF, IO, 6.266%, 04/15/37	422
79	Series 3306, Class TB, IF, 2.934%, 04/15/37	79
70	Series 3306, Class TC, IF, 2.394%, 04/15/37	69
247	Series 3331, Class PO, PO, 06/15/37	228
413	Series 3383, Class OP, PO, 11/15/37	382
802	Series 3531, Class SM, IF, IO, 5.916%, 05/15/39	116
156	Series 3542, Class TN, IF, 6.000%, 07/15/36	160
302	Series 3546, Class A, VAR, 2.615%, 02/15/39	311
816	Series 3572, Class JS, IF, IO, 6.616%, 09/15/39	127
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,230
2,072	Series 3609, Class SA, IF, IO, 6.156%, 12/15/39	396
767	Series 3610, Class CA, 4.500%, 12/15/39	821
335	Series 3611, Class PO, PO, 07/15/34	308
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,667
749	Series 3653, Class HJ, 5.000%, 04/15/40	811
1,810	Series 3662, Class PJ, 5.000%, 04/15/40	1,981
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,741
747	Series 3688, Class GT, VAR, 7.178%, 11/15/46	899
1,266	Series 3737, Class DG, 5.000%, 10/15/30	1,378
1,909	Series 3747, Class HI, IO, 4.500%, 07/15/37	181
1,333	Series 3819, Class ZQ, 6.000%, 04/15/36	1,451
1,403	Series 3827, Class BD, 4.000%, 08/15/39	1,489
1,016	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,066
941	Series 3855, Class AM, 6.500%, 11/15/36	1,060
951	Series 3890, Class ET, 5.500%, 11/15/23	1,047
1,633	Series 3895, Class PW, 4.500%, 07/15/41	1,711
6,601	Series 4030, Class IL, IO, 3.500%, 04/15/27	881

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,059	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,932
	Federal Home Loan Mortgage Corp. STRIPS,
459	Series 186, Class PO, PO, 08/01/27	411
9,550	Series 262, Class 35, 3.500%, 07/15/42	9,603
4,064	Series 279, Class 35, 3.500%, 09/15/42	4,086
719	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.851%, 10/25/37	717
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,360
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,752
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	615
3,505	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	3,449
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,945
	Federal National Mortgage Association Grantor Trust,
37,379	Series 2001-T12, Class IO, IO, VAR, 0.541%, 08/25/41	629
1,248	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,435
986	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,126
779	Series 2002-T4, Class A2, 7.000%, 12/25/41	878
1,492	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,774
72,318	Series 2002-T4, Class IO, IO, VAR, 0.426%, 12/25/41	842
742	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	778
503	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	565
592	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	691
9,503	Series 2004-T3, Class 1IO4, IO, VAR, 0.592%, 02/25/44	158
	Federal National Mortgage Association REMIC,
8	Series 1988-13, Class C, 9.300%, 05/25/18	9
76	Series 1989-72, Class E, 9.350%, 10/25/19	87
4	Series 1989-98, Class H, 11.500%, 12/25/19	4
5	Series 1990-1, Class D, 8.800%, 01/25/20	6

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
6	Series 1990-110, Class H, 8.750%, 09/25/20	7
5	Series 1990-117, Class E, 8.950%, 10/25/20	5
51	Series 1991-141, Class PZ, 8.000%, 10/25/21	58
23	Series 1992-31, Class M, 7.750%, 03/25/22	26
28	Series 1992-79, Class Z, 9.000%, 06/25/22	32
17	Series 1992-101, Class J, 7.500%, 06/25/22	20
257	Series 1992-188, Class PZ, 7.500%, 10/25/22	290
276	Series 1992-200, Class SK, HB, IF, 23.238%, 11/25/22	457
22	Series 1993-23, Class PZ, 7.500%, 03/25/23	24
164	Series 1993-56, Class PZ, 7.000%, 05/25/23	184
87	Series 1993-60, Class Z, 7.000%, 05/25/23	97
184	Series 1993-79, Class PL, 7.000%, 06/25/23	207
306	Series 1993-141, Class Z, 7.000%, 08/25/23	344
144	Series 1993-149, Class M, 7.000%, 08/25/23	164
477	Series 1993-160, Class ZA, 6.500%, 09/25/23	529
52	Series 1993-165, Class SA, IF, 19.411%, 09/25/23	74
6	Series 1993-205, Class H, PO, 09/25/23	5
49	Series 1993-247, Class SM, HB, IF, 26.618%, 12/25/23	84
55	Series 1993-255, Class E, 7.100%, 12/25/23	61
9	Series 1994-1, Class L, 6.500%, 01/25/14	9
153	Series 1994-23, Class PX, 6.000%, 08/25/23	154
532	Series 1994-29, Class Z, 6.500%, 02/25/24	608
76	Series 1994-65, Class PK, PO, 04/25/24	71
356	Series 1995-4, Class Z, 7.500%, 10/25/22	406
649	Series 1995-19, Class Z, 6.500%, 11/25/23	741
88	Series 1997-11, Class E, 7.000%, 03/18/27	99
329	Series 1997-20, Class D, 7.000%, 03/17/27	384
36	Series 1997-27, Class J, 7.500%, 04/18/27	40
970	Series 1997-37, Class SM, IF, IO, 7.816%, 12/25/22	163

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
500	Series 1997-42, Class EG, 8.000%, 07/18/27	585
454	Series 1997-63, Class ZA, 6.500%, 09/18/27	504
477	Series 1998-66, Class FB, VAR, 0.534%, 12/25/28	479
847	Series 1999-47, Class JZ, 8.000%, 09/18/29	986
284	Series 2000-8, Class Z, 7.500%, 02/20/30	332
370	Series 2001-4, Class PC, 7.000%, 03/25/21	412
2	Series 2001-5, Class OW, 6.000%, 03/25/16	2
435	Series 2001-14, Class Z, 6.000%, 05/25/31	485
566	Series 2001-16, Class Z, 6.000%, 05/25/31	631
436	Series 2001-36, Class ST, IF, IO, 8.316%, 11/25/30	101
1,206	Series 2001-72, Class SB, IF, IO, 7.316%, 12/25/31	241
2,305	Series 2001-81, Class HE, 6.500%, 01/25/32	2,558
177	Series 2002-11, Class QG, 5.500%, 03/25/17	185
147	Series 2002-19, Class SC, IF, 13.853%, 03/17/32	193
187	Series 2002-55, Class QE, 5.500%, 09/25/17	198
2,903	Series 2002-56, Class PE, 6.000%, 09/25/32	3,235
208	Series 2002-63, Class KC, 5.000%, 10/25/17	221
91	Series 2002-73, Class AN, 5.000%, 11/25/17	97
1,631	Series 2002-86, Class PG, 6.000%, 12/25/32	1,833
687	Series 2003-14, Class EH, IF, IO, 7.416%, 03/25/18	72
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,231
609	Series 2003-18, Class GT, 5.000%, 03/25/18	650
1,529	Series 2003-22, Class Z, 6.000%, 04/25/33	1,723
139	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	3
1,552	Series 2003-47, Class PE, 5.750%, 06/25/33	1,684
632	Series 2003-58, Class TB, 5.000%, 03/25/32	640
478	Series 2003-64, Class KS, IF, 9.402%, 07/25/18	536

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
109		Series 2003-64, Class SX, IF, 13.282%, 07/25/33	127
738		Series 2003-83, Class PG, 5.000%, 06/25/23	788
30		Series 2003-91, Class SD, IF, 12.193%, 09/25/33	35
1,000		Series 2003-92, Class VH, 5.000%, 02/25/19	1,042
664		Series 2003-106, Class WE, 4.500%, 11/25/22	680
10		Series 2003-128, Class KE, 4.500%, 01/25/14	10
—	(h)	Series 2003-128, Class NG, 4.000%, 01/25/19	—	(h)
445		Series 2004-8, Class GD, 4.500%, 10/25/32	459
760		Series 2004-21, Class AE, 4.000%, 04/25/19	805
431		Series 2004-72, Class F, VAR, 0.684%, 09/25/34	436
84		Series 2005-42, Class PS, IF, 16.540%, 05/25/35	111
158		Series 2005-51, Class MO, PO, 06/25/35	130
2,639		Series 2005-53, Class CS, IF, IO, 6.516%, 06/25/35	492
317		Series 2005-65, Class KO, PO, 08/25/35	303
—	(h)	Series 2005-68, Class BC, 5.250%, 06/25/35	—	(h)
2,483		Series 2005-72, Class WS, IF, IO, 6.566%, 08/25/35	340
742		Series 2005-84, Class XM, 5.750%, 10/25/35	821
1,288		Series 2005-87, Class PE, 5.000%, 12/25/33	1,322
253		Series 2005-90, Class ES, IF, 16.415%, 10/25/35	340
1,094		Series 2005-97, Class B, 5.500%, 11/25/35	1,208
274		Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	427
235		Series 2005-116, Class PB, 6.000%, 04/25/34	249
1,423		Series 2006-9, Class KZ, 6.000%, 03/25/36	1,544
1,263		Series 2006-20, Class IB, IF, IO, 6.406%, 04/25/36	221
486		Series 2006-22, Class AO, PO, 04/25/36	447
414		Series 2006-27, Class OH, PO, 04/25/36	389
435		Series 2006-59, Class QO, PO, 01/25/33	427
414		Series 2006-61, Class AP, 6.000%, 08/25/35	442

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,562		Series 2006-77, Class PC, 6.500%, 08/25/36	1,753
718		Series 2006-110, Class PO, PO, 11/25/36	661
42		Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	40
1,428		Series 2006-114, Class HD, 5.500%, 10/25/35	1,490
455		Series 2006-128, Class PO, PO, 01/25/37	409
689		Series 2007-10, Class Z, 6.000%, 02/25/37	762
869		Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	127
16,599		Series 2007-54, Class IB, IF, IO, 6.226%, 06/25/37	2,778
338		Series 2007-68, Class IA, IO, 6.500%, 06/25/37	48
1,034		Series 2007-71, Class GZ, 6.000%, 07/25/47	1,169
205		Series 2007-100, Class ND, 5.750%, 10/25/35	213
8,035		Series 2007-109, Class YI, IF, IO, 6.266%, 12/25/37	1,516
1,165		Series 2008-24, Class VB, 5.000%, 09/25/25	1,214
3,603		Series 2008-62, Class SM, IF, IO, 6.016%, 07/25/38	526
852		Series 2008-68, Class VK, 5.500%, 03/25/27	883
432		Series 2008-68, Class VN, 5.500%, 03/25/27	436
5,617		Series 2008-91, Class SI, IF, IO, 5.816%, 03/25/38	612
916		Series 2008-93, Class AM, 5.500%, 06/25/37	980
542		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	38
—	(h)	Series 2009-3, Class PA, 5.000%, 01/25/37	—	(h)
578		Series 2009-17, Class AI, IO, 5.000%, 03/25/24	52
1,448		Series 2009-23, Class MI, IO, 4.500%, 04/25/24	119
1,070		Series 2009-29, Class LA, VAR, 2.646%, 05/25/39	985
1,447		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	233
4,040		Series 2009-89, Class A1, 5.410%, 05/25/35	4,355
1,266		Series 2009-108, Class VN, 5.000%, 09/25/39	1,319

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
3,048		Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	354
2,003		Series 2009-112, Class SW, IF, IO, 6.066%, 01/25/40	233
1,381		Series 2010-10, Class NT, 5.000%, 02/25/40	1,503
1,473		Series 2010-19, Class VA, 5.000%, 02/25/21	1,517
4,210		Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	585
827		Series 2010-43, Class CI, IO, 4.500%, 02/25/25	73
1,038		Series 2010-49, Class SC, IF, 12.292%, 03/25/40	1,210
—	(h)	Series 2010-64, Class DM, 5.000%, 06/25/40	—	(h)
4,501		Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	817
1,236		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,392
973		Series 2010-111, Class AE, 5.500%, 04/25/38	1,057
1,398		Series 2011-19, Class ZY, 6.500%, 07/25/36	1,554
1,385		Series 2011-22, Class MA, 6.500%, 04/25/38	1,561
8,425		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,138
1,008		Series 2012-132, Class US, IF, 11.776%, 12/25/42	1,024
13,240		Series 2012-148, Class IE, IO, 3.000%, 01/25/33	2,153
23,987		Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,549
24		Series G-29, Class O, 8.500%, 09/25/21	27
12		Series G92-30, Class Z, 7.000%, 06/25/22	13
27		Series G92-62, Class B, PO, 10/25/22	25
		Federal National Mortgage Association REMIC Trust,
714		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	810
7,587		Series 2002-W10, Class IO, IO, VAR, 0.951%, 08/25/42	182
13,659		Series 2002-W7, Class IO1, IO, VAR, 0.922%, 06/25/29	403
295		Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	313
28,981		Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	347

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,082	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,184
6,612	Series 2009-W1, Class A, 6.000%, 12/25/49	7,569
	Federal National Mortgage Association STRIPS,
2,612	Series 203, Class 2, IO, 8.000%, 02/01/23	377
434	Series 266, Class 2, IO, 7.500%, 08/01/24	76
2,466	Series 313, Class 1, PO, 06/01/31	2,344
665	Series 348, Class 30, IO, 5.500%, 12/01/18	60
631	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	62
559	Series 356, Class 42, IO, 5.500%, 12/01/19	58
971	Series 380, Class S36, IF, IO, 7.716%, 07/25/37	155
603	Series 383, Class 68, IO, 6.500%, 09/01/37	90
910	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	181
303	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	63
	Federal National Mortgage Association Trust,
29	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	31
385	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	406
839	Series 2004-W2, Class 1A, 6.000%, 02/25/44	926
54	Series 2004-W2, Class 1A3F, VAR, 0.534%, 02/25/44	54
228	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	264
562	Series 2004-W8, Class 3A, 7.500%, 06/25/44	658
934	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,063
935	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,049
	Government National Mortgage Association,
121	Series 1997-7, Class ZA, 9.000%, 05/16/27	139
27	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	32
380	Series 1999-44, Class ZG, 8.000%, 12/20/29	450
241	Series 2000-9, Class Z, 8.000%, 06/20/30	289
1,980	Series 2002-4, Class TD, 7.000%, 01/20/32	2,229
1,335	Series 2002-13, Class QA, IF, IO, 7.866%, 02/16/32	287
714	Series 2002-45, Class QE, 6.500%, 06/20/32	814

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
40	Series 2002-47, Class HM, 6.000%, 07/16/32	44
4,137	Series 2002-68, Class SC, IF, IO, 5.516%, 10/16/32	719
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,106
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,320
213	Series 2003-52, Class SB, IF, 11.228%, 06/16/33	246
781	Series 2003-79, Class PV, 5.500%, 10/20/23	840
3,595	Series 2003-101, Class SK, IF, IO, 6.376%, 10/17/33	630
240	Series 2004-2, Class SA, IF, 19.847%, 01/16/34	358
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,175
4,430	Series 2004-59, Class SG, IF, IO, 6.316%, 07/20/34	618
38	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	48
2,183	Series 2004-86, Class SP, IF, IO, 5.916%, 09/20/34	236
1,511	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	174
3,044	Series 2004-105, Class SN, IF, IO, 5.916%, 12/20/34	349
755	Series 2005-48, Class CS, IF, IO, 6.116%, 04/20/33	21
254	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	51
3,932	Series 2006-23, Class S, IF, IO, 6.316%, 01/20/36	473
3,124	Series 2006-26, Class S, IF, IO, 6.316%, 06/20/36	505
648	Series 2006-33, Class PK, 6.000%, 07/20/36	726
317	Series 2006-59, Class PC, 5.500%, 04/20/35	326
4,321	Series 2007-7, Class EI, IF, IO, 6.016%, 02/20/37	597
2,010	Series 2007-9, Class CI, IF, IO, 6.016%, 03/20/37	271
3,185	Series 2007-16, Class KU, IF, IO, 6.466%, 04/20/37	566
251	Series 2007-17, Class JO, PO, 04/16/37	223
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,254

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,935	Series 2007-24, Class SA, IF, IO, 6.326%, 05/20/37	650
1,114	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	154
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,097
853	Series 2007-67, Class SI, IF, IO, 6.326%, 11/20/37	136
207	Series 2008-29, Class PO, PO, 02/17/33	197
226	Series 2008-34, Class OC, PO, 06/20/37	148
1,371	Series 2008-40, Class PS, IF, IO, 6.316%, 05/16/38	237
2,425	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	398
232	Series 2008-43, Class NA, 5.500%, 11/20/37	248
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,835
6,480	Series 2008-50, Class SA, IF, IO, 6.046%, 06/20/38	921
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,714
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	303
3,904	Series 2009-16, Class SJ, IF, IO, 6.616%, 05/20/37	723
1,866	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	244
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	91
2,739	Series 2009-77, Class CS, IF, IO, 6.816%, 06/16/38	384
638	Series 2009-79, Class OK, PO, 11/16/37	574
566	Series 2009-81, Class A, 5.750%, 09/20/36	629
1,113	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	125
2,016	Series 2009-106, Class XL, IF, IO, 6.566%, 06/20/37	294
2,926	Series 2010-4, Class SB, IF, IO, 6.316%, 08/16/39	330
261	Series 2010-14, Class DO, PO, 03/20/36	258
415	Series 2010-14, Class QP, 6.000%, 12/20/39	453
923	Series 2010-31, Class SK, IF, IO, 5.916%, 11/20/34	107
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,914
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,608

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,335	Series 2010-157, Class OP, PO, 12/20/40	1,088
5,096	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,913
297	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	296
	Vendee Mortgage Trust,
909	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,053
2,341	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,677
325	Series 1999-1, Class 2Z, 6.500%, 01/15/29	370

		280,260

	Non-Agency CMO — 6.9%
380	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	386
230	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.414%, 09/25/35	209
1,866	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,844
	Alternative Loan Trust,
220	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	233
208	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	209
130	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	132
1,705	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,767
108	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	109
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	738
4,388	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,967
1,432	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,180
128	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	127
51	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	2
364	Series 2006-26CB, Class A9, 6.500%, 09/25/36	284
122	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	123
	American General Mortgage Loan Trust,
882	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	921
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,074

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	791
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	313
86	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	88
	Banc of America Alternative Loan Trust,
455	Series 2003-11, Class 2A1, 6.000%, 01/25/34	475
724	Series 2004-1, Class 1A1, 6.000%, 02/25/34	743
404	Series 2004-6, Class 4A1, 5.000%, 07/25/19	411
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,364
251	Series 2005-7, Class 30PO, PO, 11/25/35	195
1,376	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	1,368
	Banc of America Mortgage Trust,
960	Series 2003-3, Class 1A7, 5.500%, 05/25/33	988
440	Series 2003-4, Class 1B1, 5.500%, 06/25/33	415
164	Series 2003-7, Class A2, 4.750%, 09/25/18	170
164	Series 2004-2, Class 2A4, 5.500%, 03/25/34	158
929	Series 2004-3, Class 2A1, 5.500%, 04/25/34	948
481	Series 2004-5, Class 3A3, 5.000%, 06/25/19	497
167	Series 2004-5, Class 4A1, 4.750%, 06/25/19	173
223	Series 2004-7, Class 2A2, 5.750%, 08/25/34	225
123	Series 2004-8, Class XPO, PO, 10/25/34	104
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
526	Series 2004-F, Class 1A1, VAR, 2.623%, 07/25/34	524
90	Series 2005-1, Class 15PO, PO, 02/25/20	80
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	457
568	Series 2005-1, Class 2A1, 5.000%, 02/25/20	587
343	Series 2005-8, Class A4, 5.500%, 09/25/35	341
78	Series 2005-10, Class 15PO, PO, 11/25/20	69
96	Series 2005-11, Class 15PO, PO, 12/25/20	84

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	BCAP LLC Trust,
226	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	230
276	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	278
1,071	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,110
764	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	743
596	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	613
1,542	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,488
199	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	197
6	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.396%, 03/25/31	6
2,911	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	2,865
	Chase Mortgage Finance Trust,
267	Series 2003-S13, Class A2, 5.000%, 11/25/33	279
499	Series 2004-S1, Class M, VAR, 5.097%, 02/25/19	463
3,966	Series 2007-A2, Class 2A1, VAR, 2.920%, 07/25/37	3,922
	CHL Mortgage Pass-Through Trust,
147	Series 2002-22, Class A20, 6.250%, 10/25/32	153
359	Series 2003-40, Class A3, 4.500%, 10/25/18	368
448	Series 2003-50, Class A1, 5.000%, 11/25/18	461
91	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	90
665	Series 2004-3, Class A25, 5.750%, 04/25/34	659
1,180	Series 2004-4, Class A13, 5.250%, 05/25/34	1,193
826	Series 2004-5, Class 2A9, 5.250%, 05/25/34	847
836	Series 2004-8, Class 2A1, 4.500%, 06/25/19	863
552	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	563
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,129

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
995	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	791
250	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	260
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,352
821	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	827
744	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	762
	Citigroup Mortgage Loan Trust, Inc.,
26	Series 2003-UST1, Class PO3, PO, 12/25/18	24
205	Series 2004-HYB4, Class AA, VAR, 0.514%, 12/25/34	190
488	Series 2004-UST1, Class A3, VAR, 2.430%, 08/25/34	483
1,541	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,495
	Credit Suisse First Boston Mortgage Securities Corp.,
227	Series 2003-29, Class 8A1, 6.000%, 11/25/18	235
2,129	Series 2004-4, Class 5A4, IF, IO, 7.366%, 08/25/34	293
791	Series 2005-1, Class 1A16, 5.500%, 02/25/35	800
202	Series 2005-7, Class 5A1, 4.750%, 08/25/20	210
391	Series 2005-10, Class 10A4, 6.000%, 11/25/35	265
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	781
426	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	437
	CSMC,
1,500	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	1,486
4,667	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	4,336
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	912
514	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	512
96	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	62

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
612	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	618
1,042	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.201%, 09/25/34	1,021
	First Horizon Mortgage Pass-Through Trust,
60	Series 2003-8, Class 1A43, PO, 10/25/33	57
937	Series 2004-AR6, Class 2A1, VAR, 2.654%, 12/25/34	896
361	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	359
	GMACM Mortgage Loan Trust,
764	Series 2003-J10, Class A1, 4.750%, 01/25/19	760
353	Series 2004-J5, Class A7, 6.500%, 01/25/35	375
505	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	473
	GSR Mortgage Loan Trust,
449	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	455
668	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	706
504	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	541
539	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	564
654	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	653
169	Series 2005-5F, Class 8A1, VAR, 0.684%, 06/25/35	160
98	Series 2005-5F, Class 8A3, VAR, 0.684%, 06/25/35	93
625	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	608
4,893	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,746
	Impac CMB Trust,
1,327	Series 2004-10, Class 3A1, VAR, 0.884%, 03/25/35	1,211
814	Series 2004-10, Class 3A2, VAR, 0.984%, 03/25/35	577
20	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	21
	JP Morgan Mortgage Trust,
1,271	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,320

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,056	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,043
777	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	788
1,088	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	1,071
818	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	814
263	Series 2007-A1, Class 5A2, VAR, 2.950%, 07/25/35	264
427	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	426
253	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	256
	MASTR Alternative Loan Trust,
337	Series 2003-7, Class 4A3, 8.000%, 11/25/18	356
196	Series 2003-8, Class 3A1, 5.500%, 12/25/33	206
489	Series 2003-9, Class 5A1, 4.500%, 12/25/18	502
964	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,023
889	Series 2004-6, Class 7A1, 6.000%, 07/25/34	912
136	Series 2004-7, Class 30PO, PO, 08/25/34	105
83	Series 2004-7, Class 3A1, 6.500%, 08/25/34	86
555	Series 2004-8, Class 6A1, 5.500%, 09/25/19	579
733	Series 2004-10, Class 1A1, 4.500%, 09/25/19	749
232	Series 2004-11, Class 8A3, 5.500%, 10/25/19	236
40	Series 2005-1, Class 5A1, 5.500%, 01/25/20	41
	MASTR Asset Securitization Trust,
47	Series 2003-6, Class 8A1, 5.500%, 07/25/33	49
211	Series 2003-10, Class 3A1, 5.500%, 11/25/33	221
70	Series 2003-11, Class 10A1, 5.000%, 12/25/18	72
123	Series 2003-11, Class 3A1, 4.500%, 12/25/18	126
48	Series 2004-6, Class 15PO, PO, 07/25/19	44
410	Series 2004-6, Class 3A1, 5.250%, 07/25/19	421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
174	Series 2004-6, Class 4A1, 5.000%, 07/25/19	180
58	Series 2004-8, Class PO, PO, 08/25/19	53
135	Series 2004-10, Class 1A1, 4.500%, 10/25/19	140
887	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	933
295	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	236
	Merrill Lynch Mortgage Investors Trust,
823	Series 2004-C, Class A2, VAR, 1.014%, 07/25/29	804
607	Series 2004-D, Class A3, VAR, 2.141%, 09/25/29	593
	Morgan Stanley Mortgage Loan Trust,
971	Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	1,011
445	Series 2004-7AR, Class 2A6, VAR, 2.472%, 09/25/34	438
359	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	334
276	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	283
890	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	880
	PaineWebber CMO Trust,
4	Series H, Class 4, 8.750%, 04/01/18	4
2	Series L, Class 4, 8.950%, 07/01/18	2
1,324	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,370
515	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	547
	RALI Trust,
468	Series 2003-QS14, Class A1, 5.000%, 07/25/18	477
1,633	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,734
882	Series 2004-QS3, Class CB, 5.000%, 03/25/19	917
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,539
	Residential Asset Securitization Trust,
748	Series 2003-A8, Class A1, 3.750%, 10/25/18	760
316	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	267

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RFMSI Trust,
307	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	318
414	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	334
3,288	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,033
123	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	126
1,240	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,244
62	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	63
1,357	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,306
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,571
457	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	465
2,591	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,624
10,000	Series 2012-2A, Class B1, 6.000%, 10/25/57 (e) (i)	10,363
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,899
661	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	655
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,242
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,206
2,860	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,809
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,884
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,009
5,050	Series 2013-2A, Class M2, 4.480%, 12/25/65 (e)	4,799
	Structured Adjustable Rate Mortgage Loan Trust,
547	Series 2004-14, Class 1A, VAR, 2.622%, 10/25/34	527
416	Series 2005-5, Class A1, VAR, 0.414%, 05/25/35	402
194	Series 2005-5, Class A2, VAR, 0.414%, 05/25/35	187

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Structured Asset Securities Corp.,
2,241	Series 2003-37A, Class 1A, VAR, 2.717%, 12/25/33	2,177
396	Series 2003-37A, Class 2A, VAR, 4.319%, 12/25/33	391
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
4,769	Series 2003-26A, Class 3A5, VAR, 2.481%, 09/25/33	4,581
451	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	462
350	Series 2004-7, Class 2A1, VAR, 0.364%, 05/25/24	364
103	Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A1, 5.500%, 04/25/35	103
	Vericrest Opportunity Loan Transferee,
483	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	484
589	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e)	605
2,214	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	2,198
	WaMu Mortgage Pass-Through Certificates,
115	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	117
610	Series 2003-AR8, Class A, VAR, 2.448%, 08/25/33	609
427	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	427
41	Series 2003-S4, Class 3A, 5.500%, 06/25/33	42
187	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	188
1,726	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	1,734
403	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	419
401	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	421
1,707	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,776
152	Series 2005-AR2, Class 2A21, VAR, 0.514%, 01/25/45	134
1,516	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,398

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,214	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,281
768	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	769
	Wells Fargo Mortgage-Backed Securities Trust,
381	Series 2003-17, Class 2A9, PO, 01/25/34	318
149	Series 2003-18, Class A1, 5.500%, 12/25/33	153
671	Series 2003-D, Class A1, VAR, 2.513%, 02/25/33	654
262	Series 2003-F, Class A1, VAR, 2.510%, 06/25/33	261
328	Series 2003-M, Class A1, VAR, 4.687%, 12/25/33	328
194	Series 2004-B, Class A1, VAR, 4.960%, 02/25/34	192
287	Series 2004-DD, Class 2A8, VAR, 2.618%, 01/25/35	246
272	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	270
375	Series 2004-EE, Class 3A2, VAR, 2.853%, 12/25/34	374
848	Series 2004-K, Class 1A2, VAR, 2.615%, 07/25/34	837
86	Series 2004-Q, Class 1A3, VAR, 2.620%, 09/25/34	86
307	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	290
966	Series 2004-U, Class A1, VAR, 2.748%, 10/25/34	953
262	Series 2005-1, Class 1A1, 4.750%, 01/25/20	272
558	Series 2005-1, Class B1, VAR, 4.935%, 01/25/20	535
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,141
254	Series 2005-13, Class A1, 5.000%, 11/25/20	261
1,116	Series 2005-AR16, Class 2A1, VAR, 2.718%, 02/25/34	1,113

		176,043

	Total Collateralized Mortgage Obligations (Cost $446,403)	456,303

Commercial Mortgage-Backed Securities — 8.5%
	A10 Securitization LLC,
1,182	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,193

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,561	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,537
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,951
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,791
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	524
3,175	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,479
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,096
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,889
4,000	Series 2007-2, Class AM, VAR, 5.802%, 04/10/49	4,372
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.465%, 11/10/42	1,830
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,107
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,038
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,123
704	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	709
500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.683%, 06/24/50 (e)	550
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,797
	Bear Stearns Commercial Mortgage Securities Trust,
1,118	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,144
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	671
2,570	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	2,786
75	Series 2006-PW12, Class A4, VAR, 5.901%, 09/11/38	82
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	275
4,000	Series 2007-PW16, Class AM, VAR, 5.899%, 06/11/40	4,446
5,700	Series 2007-PW17, Class AMFL, VAR, 0.882%, 06/11/50 (e)	5,431
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	8,026

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
500	Series 2005-CD1, Class AM, VAR, 5.393%, 07/15/44	535
88,632	Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	673
	COBALT CMBS Commercial Mortgage Trust,
3,680	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,965
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,639
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,612
2,023	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	232
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,425
7,402	Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	8,065
	Credit Suisse Commercial Mortgage Trust,
1,500	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	1,622
128,117	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	499
	Credit Suisse First Boston Mortgage Securities Corp.,
2,780	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,893
2,480	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	2,509
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,414
1,714	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,716
20,126	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.607%, 07/10/44 (e)	1,211
2,442	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,456
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,613
24,647	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.218%, 05/15/35	785
645	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	682

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

2,014		GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,058
20,000		GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,381
465		GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	502
793		GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	868
		JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000		Series 2005-CB13, Class A4, VAR, 5.419%, 01/12/43	2,140
200		Series 2005-LDP2, Class AM, 4.780%, 07/15/42	210
		JP Morgan Chase Commercial Mortgage Securities Trust,
2,500		Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	2,636
173,908		Series 2005-CB11, Class X1, IO, VAR, 0.251%, 08/12/37 (e)	398
260,207		Series 2005-LDP5, Class X1, IO, VAR, 0.139%, 12/15/44 (e)	589
81,559		Series 2006-CB15, Class X1, IO, VAR, 0.434%, 06/12/43	499
—	(h)	Series 2006-CB16, Class A4, 5.552%, 05/12/45	—	(h)
1,285		Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,399
595		Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	646
920		Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	1,002
1,160		Series 2006-LDP7, Class A4, VAR, 6.056%, 04/15/45	1,271
21,354		Series 2006-LDP8, Class X, IO, VAR, 0.715%, 05/15/45	321
2,000		Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,035
11,348		Series 2010-C2, Class XA, IO, VAR, 2.114%, 11/15/43 (e)	891
		LB-UBS Commercial Mortgage Trust,
570		Series 2004-C2, Class A4, 4.367%, 03/15/36	576
1,000		Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,051
5,000		Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,171
405		Series 2006-C1, Class A4, 5.156%, 02/15/31	435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,060	Series 2006-C4, Class A4, VAR, 6.061%, 06/15/38	1,168
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	616
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,272
4,650	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,092
3,735	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	4,089
3,690	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,045
	Merrill Lynch Mortgage Trust,
574	Series 2005-CKI1, Class A6, VAR, 5.458%, 11/12/37	612
1,425	Series 2005-CKI1, Class AM, VAR, 5.458%, 11/12/37	1,512
1,670	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,795
1,750	Series 2005-LC1, Class AJ, VAR, 5.548%, 01/12/44	1,880
2,000	Series 2005-LC1, Class AM, VAR, 5.489%, 01/12/44	2,132
1,755	Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	1,922
	ML-CFC Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.657%, 02/12/39	1,855
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	272
109,675	Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	1,309
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,417
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,880
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,164
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	691
1,575	Series 2006-T23, Class AM, VAR, 5.987%, 08/12/41	1,712
84,788	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	425
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	733
	Morgan Stanley Re-REMIC Trust,
2,456	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	2,508

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

158	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	158
3,807	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,774
1,388	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,400
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,239
1,833	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	1,830
2,798	N-Star Real Estate CDO Ltd., Series 2013-1A, Class B, VAR, 07/25/29 (e)	2,780
2,493	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,487
811	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	839
9,222	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.529%, 05/10/45 (e)	1,257
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,104
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,528
17,683	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	1,662
5,291	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	4,923
	Wachovia Bank Commercial Mortgage Trust,
891	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	903
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	202
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	177
250	Series 2006-C25, Class A4, VAR, 5.915%, 05/15/43	272
3,611	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,861
1,574	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,575
2,500	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,615

	Total Commercial Mortgage-Backed Securities (Cost $218,677)	218,159

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
194	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
342	Somerset Cayuga Holding Co., Inc., HB, PIK, 20.000%, 06/15/17 (e) (i)	788

	Total Convertible Bonds (Cost $536)	788

Corporate Bonds — 36.3%
	Consumer Discretionary — 4.0%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	50
890	Johnson Controls, Inc., 5.700%, 03/01/41	928
640	Lear Corp., 8.125%, 03/15/20	699

		1,677

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,721	1.300%, 07/31/15 (e)	1,728
560	8.500%, 01/18/31	810
400	Ford Motor Co., 9.215%, 09/15/21	503
150	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	144
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		3,185

	Distributors — 0.0% (g)
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
315	6.750%, 05/20/20	334
405	7.000%, 05/20/22	427
462	LKQ Corp., 4.750%, 05/15/23 (e)	425

		1,186

	Diversified Consumer Services — 0.2%
597	Outerwall, Inc., 6.000%, 03/15/19 (e)	597
	Service Corp. International,
196	5.375%, 01/15/22 (e)	191

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Consumer Services — Continued
1,323	7.625%, 10/01/18	1,503
1,420	8.000%, 11/15/21	1,622
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	655

		4,568

	Hotels, Restaurants & Leisure — 0.5%
595	Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	571
480	Choice Hotels International, Inc., 5.750%, 07/01/22	494
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	1,370
1,116	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17	1,203
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	849
	MGM Resorts International,
675	10.000%, 11/01/16	793
825	11.375%, 03/01/18	1,031
	Real Mex Restaurants, Inc.,
228	11.000%, 03/15/14 (i)	228
407	19.000%, 03/21/16 (i)	227
46	19.000%, 03/21/16 (i)	46
615	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	698
1,400	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,498
1,750	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,851
1,560	Vail Resorts, Inc., 6.500%, 05/01/19	1,654
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
360	5.375%, 03/15/22	355
575	7.875%, 05/01/20	630

		13,498

	Household Durables — 0.4%
427	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	437
297	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	293
	D.R. Horton, Inc.,
1,873	4.375%, 09/15/22	1,667
570	5.625%, 01/15/16	603
130	K. Hovnanian Enterprises, Inc., 7.250%, 10/15/20 (e)	137
292	KB Home, 7.500%, 09/15/22	304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — Continued
	Lennar Corp.,
160	4.750%, 12/15/17	162
1,150	6.950%, 06/01/18	1,248
315	Series B, 12.250%, 06/01/17	405
95	Libbey Glass, Inc., 6.875%, 05/15/20	102
445	M/I Homes, Inc., 8.625%, 11/15/18	475
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	444
	PulteGroup, Inc.,
400	7.625%, 10/15/17	452
577	7.875%, 06/15/32	591
	Standard Pacific Corp.,
835	8.375%, 05/15/18	944
166	10.750%, 09/15/16	197
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
430	5.250%, 04/15/21 (e)	406
210	7.750%, 04/15/20 (e)	230
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	384
619	5.875%, 02/15/22	632

		10,113

	Internet & Catalog Retail — 0.2%
429	Netflix, Inc., 5.375%, 02/01/21 (e)	431
	QVC, Inc.,
1,351	Series WI, 4.375%, 03/15/23	1,263
170	5.125%, 07/02/22	169
75	7.375%, 10/15/20 (e)	82
3,012	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,560

		4,505

	Leisure Equipment & Products — 0.0% (g)
878	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	707

	Media — 2.0%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15
	Cablevision Systems Corp.,
710	5.875%, 09/15/22	678
300	7.750%, 04/15/18	329
480	8.000%, 04/15/20	532
	CBS Corp.,
200	7.875%, 07/30/30	244
160	8.875%, 05/15/19	203
1,015	Cenveo Corp., 8.875%, 02/01/18	1,010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
175	5.125%, 12/15/21 (e)	161
32	6.375%, 09/15/20 (e)	32
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19	327
1,500	9.000%, 03/01/21	1,425
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	214
1,534	6.500%, 11/15/22	1,534
833	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	800
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	336
	Comcast Corp.,
850	5.900%, 03/15/16	951
240	6.300%, 11/15/17	282
435	6.500%, 11/15/35	525
177	6.550%, 07/01/39	213
1,000	CSC Holdings LLC, 8.625%, 02/15/19	1,150
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	542
580	6.000%, 08/15/40	553
281	Discovery Communications LLC, 4.950%, 05/15/42	261
	DISH DBS Corp.,
433	4.625%, 07/15/17	438
1,400	5.000%, 03/15/23	1,292
2,738	5.125%, 05/01/20	2,649
1,420	5.875%, 07/15/22	1,392
1,225	6.750%, 06/01/21	1,277
1,475	7.875%, 09/01/19	1,663
184	Gannett Co., Inc., 5.125%, 07/15/20 (e)	182
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,317
775	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	806
1,258	Lamar Media Corp., 5.000%, 05/01/23	1,167
470	Liberty Interactive LLC, 8.250%, 02/01/30	496
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	2,110
872	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	957
560	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	607
810	NBCUniversal Media LLC, 5.950%, 04/01/41	918

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
	News America, Inc.,
600	6.750%, 01/09/38	656
800	7.750%, 01/20/24	948
200	7.850%, 03/01/39	255
147	8.875%, 04/26/23	190
3,255	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	3,092
2,091	Radio One, Inc., 12.500%, 05/24/16	2,117
	Sirius XM Radio, Inc.,
418	4.250%, 05/15/20 (e)	383
193	4.625%, 05/15/23 (e)	170
3,430	5.250%, 08/15/22 (e)	3,181
1,265	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,240
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	1,980
280	4.700%, 10/15/19	305
200	6.500%, 07/15/18	234
335	Time Warner Cable, Inc., 7.300%, 07/01/38	349
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	477
1,445	8.375%, 07/15/33	1,614
182	Time Warner, Inc., 5.375%, 10/15/41	181
1,136	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	1,034
500	Univision Communications, Inc., 7.875%, 11/01/20 (e)	542
602	Valassis Communications, Inc., 6.625%, 02/01/21	593
70	Viacom, Inc., 4.375%, 03/15/43	57
500	Walt Disney Co. (The), 5.875%, 12/15/17	581
	WMG Acquisition Corp.,
941	6.000%, 01/15/21 (e)	964
50	11.500%, 10/01/18	58

		50,789

	Multiline Retail — 0.0% (g)
200	Kohl’s Corp., 4.000%, 11/01/21	199
104	Target Corp., 7.000%, 01/15/38	135

		334

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	230
825	Best Buy Co., Inc., 5.000%, 08/01/18	831
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,477
240	CST Brands, Inc., 5.000%, 05/01/23 (e)	228

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
	L Brands, Inc.,
400	5.625%, 02/15/22	403
1,600	8.500%, 06/15/19	1,890
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	121
951	7.110%, 05/15/37	1,193
	Neebo, Inc.,
65	15.000%, 06/30/16	68
651	15.000%, 06/30/16 (e)	682
1,571	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	1,573
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	1,013
1,500	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,579

		11,288

	Textiles, Apparel & Luxury Goods — 0.1%
1,329	PVH Corp., 4.500%, 12/15/22	1,231

	Total Consumer Discretionary	103,081

	Consumer Staples — 1.9%
	Beverages — 0.6%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	372
550	5.750%, 04/01/36	619
280	7.550%, 10/01/30	373
4,900	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	4,879
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	504
275	7.750%, 01/15/19	344
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,016
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	100
216	4.250%, 05/01/23	198
440	6.000%, 05/01/22	465
1,340	7.250%, 09/01/16	1,516
375	7.250%, 05/15/17	429
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	630
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,337
365	8.000%, 09/15/22	480
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	657
	PepsiCo, Inc.,
1,235	1.250%, 08/13/17	1,207

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — Continued
572	3.000%, 08/25/21	557
70	7.900%, 11/01/18	88
70	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	78

		15,849

	Food & Staples Retailing — 0.6%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	125
555	6.125%, 09/15/39	645
1,500	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	1,466
	Kroger Co. (The),
215	6.400%, 08/15/17	247
1,162	7.500%, 04/01/31	1,436
300	Series B, 7.700%, 06/01/29	372
	New Albertsons, Inc.,
2,908	7.450%, 08/01/29	2,225
2,254	8.000%, 05/01/31	1,792
500	8.700%, 05/01/30	410
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,663
182	Walgreen Co., 1.800%, 09/15/17	181
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	994
300	2.550%, 04/11/23	276
1,500	3.625%, 07/08/20	1,571
160	5.250%, 09/01/35	173
1,000	6.200%, 04/15/38	1,217
260	7.550%, 02/15/30	353

		15,146

	Food Products — 0.5%
370	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	402
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	797
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	164
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	350
800	3.300%, 03/01/22 (e)	774
200	6.000%, 11/27/17 (e)	229
360	6.625%, 09/15/37 (e)	434
1,000	7.350%, 03/06/19 (e)	1,220
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	331
135	7.000%, 04/15/19	160
245	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	219
215	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (d) (i)	—

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
2,735	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	2,585
	JBS USA LLC/JBS USA Finance, Inc.,
425	7.250%, 06/01/21 (e)	429
746	8.250%, 02/01/20 (e)	778
737	Kellogg Co., 3.125%, 05/17/22	709
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	419
488	5.000%, 06/04/42	479
599	6.125%, 08/23/18	700
575	6.875%, 01/26/39	702
	Mondelez International, Inc.,
211	6.125%, 02/01/18	243
335	6.500%, 08/11/17	388
500	Smithfield Foods, Inc., 7.750%, 07/01/17	562
	Sun Merger Sub, Inc.,
279	5.250%, 08/01/18 (e)	280
167	5.875%, 08/01/21 (e)	167

		13,521

	Household Products — 0.2%
50	Armored Autogroup, Inc., 9.250%, 11/01/18	44
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	550
1,000	6.125%, 08/01/17	1,161
671	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	856
1,925	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	2,118

		4,729

	Total Consumer Staples	49,245

	Energy — 4.1%
	Energy Equipment & Services — 0.6%
303	Baker Hughes, Inc., 5.125%, 09/15/40	324
322	Cameron International Corp., 1.600%, 04/30/15	324
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	82
	Halliburton Co.,
250	7.450%, 09/15/39	336
275	7.600%, 08/15/96 (e)	372
700	8.750%, 02/15/21	912
1,287	Key Energy Services, Inc., 6.750%, 03/01/21	1,271
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	435

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
100	2.600%, 12/01/22	93
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	95
	Oil States International, Inc.,
795	5.125%, 01/15/23 (e)	869
1,000	6.500%, 06/01/19	1,055
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	712
	Precision Drilling Corp., (Canada),
1,097	6.500%, 12/15/21	1,146
360	6.625%, 11/15/20	379
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	218
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	677
200	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	182
	Seadrill Ltd., (Bermuda),
200	5.625%, 09/15/17 (e)	201
700	6.500%, 10/05/15	730
210	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	223
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,333
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	666
1,770	Unit Corp., 6.625%, 05/15/21	1,805

		15,440

	Oil, Gas & Consumable Fuels — 3.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
829	4.875%, 05/15/23	771
290	5.875%, 04/15/21	298
3,000	6.125%, 07/15/22	3,082
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	204
278	Anadarko Holding Co., 7.150%, 05/15/28	331
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	420
125	7.625%, 03/15/14	129
100	7.950%, 06/15/39	136
225	8.700%, 03/15/19	288
250	ANR Pipeline Co., 9.625%, 11/01/21	349
450	Antero Resources Finance Corp., 6.000%, 12/01/20	449

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
	Apache Corp.,
346	2.625%, 01/15/23	316
775	6.900%, 09/15/18	947
	Bill Barrett Corp.,
450	7.000%, 10/15/22	437
250	7.625%, 10/01/19	252
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	201
589	1.375%, 05/10/18	567
385	3.245%, 05/06/22	367
515	4.750%, 03/10/19	566
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	277
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,093
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	375
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	115
404	4.450%, 09/15/42	364
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	166
440	5.375%, 06/15/21	437
440	5.750%, 03/15/23	438
888	6.125%, 02/15/21	923
520	6.500%, 08/15/17	572
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	502
537	Chevron Corp., 1.104%, 12/05/17	522
1,190	Cimarex Energy Co., 5.875%, 05/01/22	1,208
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	499
220	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	238
	Concho Resources, Inc.,
450	5.500%, 10/01/22	440
545	6.500%, 01/15/22	578
1,460	7.000%, 01/15/21	1,602
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	284
	ConocoPhillips,
275	5.750%, 02/01/19	319
750	6.500%, 02/01/39	948
410	7.000%, 03/30/29	498
200	ConocoPhillips Co., 1.050%, 12/15/17	193
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	CONSOL Energy, Inc.,
850	6.375%, 03/01/21	859
100	8.000%, 04/01/17	105
1,250	8.250%, 04/01/20	1,325
	Continental Resources, Inc.,
1,470	4.500%, 04/15/23	1,444
1,191	5.000%, 09/15/22	1,203
160	7.125%, 04/01/21	175
560	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	538
236	Devon Energy Corp., 3.250%, 05/15/22	224
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	348
	El Paso LLC,
1,900	6.875%, 06/15/14	1,977
150	7.000%, 06/15/17	167
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	172
	Encana Corp., (Canada),
150	6.500%, 05/15/19	176
215	6.625%, 08/15/37	237
1,210	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,150
	EOG Resources, Inc.,
472	2.625%, 03/15/23	432
1,700	4.100%, 02/01/21	1,784
200	6.875%, 10/01/18	243
853	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	938
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	271
164	7.750%, 09/01/22	175
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	345
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	234
1,370	8.000%, 02/15/20 (e)	1,490
	Holly Energy Partners LP/Holly Energy Finance Corp.,
337	6.500%, 03/01/20	347
150	8.250%, 03/15/18	159
	KazMunayGas National Co. JSC, (Kazakhstan),
345	6.375%, 04/09/21 (e)	363
675	Reg. S., 7.000%, 05/05/20	741
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	206
410	Marathon Oil Corp., 6.000%, 10/01/17	470

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — Continued
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	732	4.500%, 07/15/23	666
	3,000	5.500%, 02/15/23	2,947
	324	6.250%, 06/15/22	339
	415	6.750%, 11/01/20	443
	186	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	186
	173	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	172
		Newfield Exploration Co.,
	988	5.625%, 07/01/24	953
	625	5.750%, 01/30/22	622
	750	6.875%, 02/01/20	786
	890	7.125%, 05/15/18	924
	504	Occidental Petroleum Corp., 2.700%, 02/15/23	457
	472	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	483
		Peabody Energy Corp.,
	1,075	6.000%, 11/15/18	1,070
	775	6.250%, 11/15/21	748
	325	6.500%, 09/15/20	322
		Pertamina Persero PT, (Indonesia),
	400	5.250%, 05/23/21 (e)	362
	240	5.625%, 05/20/43 (e)	174
	400	6.000%, 05/03/42 (e)	312
	200	6.500%, 05/27/41 (e)	166
		Petro-Canada, (Canada),
	400	6.800%, 05/15/38	480
	335	7.875%, 06/15/26	438
		Petroleos de Venezuela S.A., (Venezuela),
	741	Reg. S., 5.375%, 04/12/27	424
	335	Reg. S., 8.500%, 11/02/17	300
		Petroleos Mexicanos, (Mexico),
	10	3.500%, 07/18/18	10
	110	3.500%, 01/30/23	99
	370	4.875%, 01/24/22	373
	60	4.875%, 01/18/24 (e)	59
	615	5.500%, 01/21/21	651
	110	5.500%, 06/27/44	95
MXN	355	7.650%, 11/24/21 (e)	28
	30	VAR, 2.286%, 07/18/18 (e)	30
		Pioneer Natural Resources Co.,
	150	6.650%, 03/15/17	171
	1,075	7.500%, 01/15/20	1,314
	563	Plains Exploration & Production Co., 6.500%, 11/15/20	599

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	QEP Resources, Inc.,
286	5.250%, 05/01/23	268
475	5.375%, 10/01/22	454
1,315	6.875%, 03/01/21	1,427
	Range Resources Corp.,
456	5.000%, 08/15/22	446
391	5.000%, 03/15/23	382
200	5.750%, 06/01/21	209
61	6.750%, 08/01/20	66
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23 (e)	149
2,635	5.500%, 04/15/23	2,543
770	6.500%, 07/15/21	816
1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,666
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	186
	SM Energy Co.,
424	5.000%, 01/15/24 (e)	393
350	6.500%, 11/15/21	368
515	6.500%, 01/01/23	530
1,790	6.625%, 02/15/19	1,871
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	171
240	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S., 4.750%, 03/13/23	217
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	240
2,179	2.650%, 01/15/24	1,992
417	3.150%, 01/23/22	410
435	7.150%, 11/15/25	557
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	987
1,000	Swift Energy Co., 7.125%, 06/01/17	1,020
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	708
125	5.850%, 02/01/37	123
125	6.250%, 02/01/38	130
120	7.750%, 06/01/19	145
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23 (e)	443
1,840	5.250%, 05/01/23 (e)	1,785
300	6.375%, 08/01/22	310

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
400	6.875%, 02/01/21	424
295	7.875%, 10/15/18	319
640	Tosco Corp., 8.125%, 02/15/30	871
	Total Capital International S.A., (France),
727	0.750%, 01/25/16	723
206	1.550%, 06/28/17	204
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,957
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	570
1,000	6.200%, 10/15/37	1,165
606	7.250%, 08/15/38	785
207	Western Refining, Inc., 6.250%, 04/01/21	203
	WPX Energy, Inc.,
475	5.250%, 01/15/17	504
2,207	6.000%, 01/15/22	2,201

		89,524

	Total Energy	104,964

	Financials — 9.9%
	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,055
440	2.500%, 01/15/16	454
530	4.600%, 01/15/20	576
	BlackRock, Inc.,
696	3.375%, 06/01/22	686
978	5.000%, 12/10/19	1,101
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,111
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	716
1,475	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	1,542
	Goldman Sachs Group, Inc. (The),
1,276	3.300%, 05/03/15	1,321
920	3.625%, 02/07/16	964
326	3.700%, 08/01/15	341
1,191	5.250%, 07/27/21	1,273
819	5.375%, 03/15/20	891
450	5.750%, 10/01/16	500
2,100	5.950%, 01/18/18	2,349
102	6.000%, 06/15/20	114
115	6.250%, 09/01/17	130
965	6.750%, 10/01/37	996
205	7.500%, 02/15/19	245

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	791
	Jefferies Group LLC,
950	6.250%, 01/15/36	915
140	6.450%, 06/08/27	142
880	8.500%, 07/15/19	1,067
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	60
1,000	5.750%, 11/17/13 (d)	255
295	8.500%, 08/01/15 (d)	75
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,074
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	686
2,125	7.300%, 08/01/14 (e)	2,239
	Merrill Lynch & Co., Inc.,
500	6.400%, 08/28/17	570
1,710	6.875%, 04/25/18	1,989
	Morgan Stanley,
329	1.750%, 02/25/16	329
198	4.000%, 07/24/15	207
505	4.200%, 11/20/14	524
243	5.500%, 07/24/20	266
2,450	5.500%, 07/28/21	2,662
310	5.625%, 09/23/19	341
920	5.750%, 01/25/21	1,016
320	5.950%, 12/28/17	358
150	6.000%, 05/13/14	155
1,315	6.000%, 04/28/15	1,411
1,250	6.625%, 04/01/18	1,432
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	648
625	5.875%, 03/15/22 (e)	641
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	210
193	6.700%, 03/04/20	218
740	Northern Trust Co. (The), 5.850%, 11/09/17	840
459	State Street Corp., 3.100%, 05/15/23	425
	UBS AG, (Switzerland),
378	3.875%, 01/15/15	394
440	5.750%, 04/25/18	505
262	5.875%, 12/20/17	301

		39,111

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — 2.7%
605	AmSouth Bancorp, 6.750%, 11/01/25	641
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	731
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	561
150	Banco de Reservas de la Republica Dominicana, (Dominican Republic), 7.000%, 02/01/23 (e)	147
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	190
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	196
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,249
	Bank of Nova Scotia, (Canada),
880	1.375%, 12/18/17	855
1,082	1.650%, 10/29/15 (e)	1,102
614	3.400%, 01/22/15	637
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	706
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	204
980	6.050%, 12/04/17 (e)	1,079
	BB&T Corp.,
783	1.600%, 08/15/17	770
1,250	3.950%, 04/29/16	1,335
500	4.900%, 06/30/17	543
150	6.850%, 04/30/19	181
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	139
300	3.500%, 11/07/22 (e)	239
2,500	Capital One N.A., VAR, 0.723%, 03/22/16	2,487
	CIT Group, Inc.,
1,004	5.000%, 05/15/17	1,042
125	5.250%, 03/15/18	129
1,058	5.375%, 05/15/20	1,063
155	6.625%, 04/01/18 (e)	167
1,045	Comerica Bank, 5.200%, 08/22/17	1,151
185	Comerica, Inc., 3.000%, 09/16/15	192
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
1,150	3.200%, 03/11/15 (e)	1,190
NOK 16,500	3.500%, 04/18/17	2,762
1,045	4.500%, 01/11/21	1,097
200	Development Bank of Kazakhstan JSC, (Kazakhstan), 4.125%, 12/10/22 (e)	175

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
674	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	691
500	Fifth Third Bancorp, 5.450%, 01/15/17	549
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	455
927	4.125%, 08/12/20 (e)	963
650	4.750%, 01/19/21 (e)	699
395	HSBC Bank USA N.A., 6.000%, 08/09/17	445
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,383
415	4.875%, 01/14/22	445
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,462
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	884
255	3.750%, 03/02/15 (e)	266
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,864
886	4.875%, 05/13/21 (e)	908
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,129
625	5.250%, 11/15/15	679
625	5.625%, 02/01/17	693
	Regions Bank,
2,250	6.450%, 06/26/37	2,336
1,965	7.500%, 05/15/18	2,295
30	Regions Financial Corp., 7.375%, 12/10/37	32
	Royal Bank of Canada, (Canada),
3,919	1.200%, 09/19/17	3,830
1,200	2.300%, 07/20/16	1,238
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	3,916
2,210	6.125%, 12/15/22	2,128
300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S., 9.000%, 06/11/14	315
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	873
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,440
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	237
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,635
570	Toronto-Dominion Bank (The), (Canada), 1.500%, 03/13/17 (e)	572

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,523
	Wachovia Bank N.A.,
750	6.000%, 11/15/17	858
750	6.600%, 01/15/38	916
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,782
515	SUB, 7.574%, 08/01/26	640
	Wells Fargo & Co.,
1,665	5.625%, 12/11/17	1,899
1,025	SUB, 3.676%, 06/15/16	1,089
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	704
942	4.875%, 11/19/19	1,048

		69,781

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,608
2,255	7.500%, 09/15/20	2,537
2,025	8.000%, 11/01/31	2,329
	American Express Credit Corp.,
1,300	1.750%, 06/12/15	1,321
405	2.375%, 03/24/17	416
861	2.800%, 09/19/16	898
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	442
200	2.125%, 02/28/17 (e)	202
835	7.625%, 10/01/18 (e)	1,038
	Capital One Financial Corp.,
533	3.500%, 06/15/23 (e)	500
1,190	7.375%, 05/23/14	1,246
	Caterpillar Financial Services Corp.,
1,242	1.250%, 11/06/17	1,211
581	2.850%, 06/01/22	549
850	5.450%, 04/15/18	970
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	527
639	4.207%, 04/15/16	669
325	5.750%, 02/01/21	351
250	5.875%, 08/02/21	272
500	8.125%, 01/15/20	608
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16 (e)	431
200	3.250%, 05/15/18 (e)	192
340	4.250%, 05/15/23 (e)	306

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Consumer Finance — Continued
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,063
400	7.350%, 11/27/32	456
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,269
250	2.375%, 02/13/15	256
	John Deere Capital Corp.,
236	1.200%, 10/10/17	230
290	1.700%, 01/15/20	271
610	2.250%, 04/17/19	607
515	5.350%, 04/03/18	585
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	3,955
555	PACCAR Financial Corp., 1.600%, 03/15/17	549
	Toyota Motor Credit Corp.,
5,000	2.000%, 09/15/16	5,115
670	3.200%, 06/17/15	700

		34,679

	Diversified Financial Services — 2.0%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,348
726	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	643
	Bank of America Corp.,
143	3.300%, 01/11/23	132
700	3.625%, 03/17/16	733
1,540	5.000%, 05/13/21	1,631
3,105	5.625%, 07/01/20	3,417
695	Series L, 5.650%, 05/01/18	774
1,825	6.500%, 08/01/16	2,058
1,500	6.975%, 03/07/37	1,739
1,005	7.375%, 05/15/14	1,051
500	7.800%, 09/15/16	573
3,000	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d)	40
	Capmark Financial Group, Inc., Escrow,
12,277	0.000%, 05/10/10 (d)	163
	Citigroup, Inc.,
1,300	2.250%, 08/07/15	1,323
629	3.375%, 03/01/23	593
1,117	4.587%, 12/15/15	1,193
480	4.750%, 05/19/15	508
291	5.375%, 08/09/20	323
1,550	5.500%, 02/15/17	1,682
24	6.000%, 08/15/17	27

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
865	6.010%, 01/15/15	922
260	6.375%, 08/12/14	274
838	6.625%, 01/15/28	949
645	6.875%, 06/01/25	753
1,115	7.000%, 12/01/25	1,345
1,064	8.500%, 05/22/19	1,349
950	CME Group, Inc., 3.000%, 09/15/22	891
RUB 7,100	Federal Grid Co. OJS via Federal Grid Finance Ltd., (Ireland), Reg. S., 8.446%, 03/13/19	208
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,704
	General Electric Capital Corp.,
633	1.000%, 12/11/15	633
436	1.600%, 11/20/17	427
JPY 100,000	2.215%, 11/20/20	1,052
4,671	2.300%, 04/27/17	4,735
750	3.150%, 09/07/22	697
294	5.300%, 02/11/21	318
1,115	5.625%, 05/01/18	1,272
3,370	5.875%, 01/14/38	3,655
1,100	6.750%, 03/15/32	1,318
145	6.875%, 01/10/39	176
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	426
257	3.250%, 11/08/22 (e)	235
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,660
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,061
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	234
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	86
97	6.625%, 06/15/35	99
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	135
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	418
500	4.300%, 09/22/19	545

		49,528

	Insurance — 1.3%
	Aflac, Inc.,
199	2.650%, 02/15/17	204
78	4.000%, 02/15/22	79

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
558	6.450%, 08/15/40	663
651	Allstate Corp. (The), 3.150%, 06/15/23	626
2,850	American International Group, Inc., VAR, 8.175%, 05/15/58	3,342
	Aon Corp.,
191	3.500%, 09/30/15	200
240	6.250%, 09/30/40	274
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	480
475	3.000%, 05/15/22	457
1,000	5.400%, 05/15/18	1,145
500	5.750%, 01/15/40	559
315	Chubb Corp. (The), 5.750%, 05/15/18	364
642	CNA Financial Corp., 5.875%, 08/15/20	726
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	777
1,896	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,147
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	413
1,535	7.800%, 03/15/37 (e)	1,727
2,201	VAR, 10.750%, 06/15/58 (e)	3,258
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	159
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	1,878
382	3.125%, 04/14/16 (e)	401
160	MetLife, Inc., 6.750%, 06/01/16	183
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	896
190	2.000%, 01/10/14 (e)	191
400	3.650%, 06/14/18 (e)	422
400	3.875%, 04/11/22 (e)	407
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,759
1,000	9.375%, 08/15/39 (e)	1,389
	New York Life Global Funding,
800	0.750%, 07/24/15 (e)	800
1,338	0.800%, 02/12/16 (e)	1,327
250	3.000%, 05/04/15 (e)	259
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	375
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	410
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,535

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — Continued
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,437
175	Principal Financial Group, Inc., 8.875%, 05/15/19	226
492	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	492
	Prudential Financial, Inc.,
205	7.375%, 06/15/19	251
551	VAR, 5.625%, 06/15/43	515
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	469
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	909

		34,131

	Real Estate Investment Trusts (REITs) — 0.7%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	697
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	349
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,878
300	6.650%, 01/15/18	322
394	Corrections Corp of America, 4.125%, 04/01/20	370
820	DDR Corp., 7.875%, 09/01/20	995
1,135	DuPont Fabros Technology LP, 8.500%, 12/15/17	1,197
1,300	First Industrial LP, 6.420%, 06/01/14	1,342
	HCP, Inc.,
342	2.625%, 02/01/20	320
222	3.750%, 02/01/19	227
500	5.375%, 02/01/21	542
475	Host Hotels & Resorts LP, 4.750%, 03/01/23	473
1,650	Potlatch Corp., 7.500%, 11/01/19	1,848
469	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	436
	Simon Property Group LP,
340	5.625%, 08/15/14	355
492	5.650%, 02/01/20	550
915	6.100%, 05/01/16	1,021
675	6.125%, 05/30/18	788
310	6.750%, 05/15/14	318
415	6.750%, 02/01/40	508
1,341	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	1,584
	Weyerhaeuser Co.,
399	7.125%, 07/15/23	464

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Real Estate Investment Trusts (REITs) — Continued
	838	8.500%, 01/15/25	1,057

			17,641

		Real Estate Management & Development — 0.1%
	405	CBRE Services, Inc., 6.625%, 10/15/20	430
	335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	359
CAD	920	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	865

			1,654

		Thrifts & Mortgage Finance — 0.2%
	1,500	Abbey National Treasury Services plc, (United Kingdom), 3.050%, 08/23/18	1,506
	525	Countrywide Financial Corp., 6.250%, 05/15/16	570
	935	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	944
	2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,467

			5,487

		Total Financials	252,012

		Health Care — 1.8%
		Biotechnology — 0.1%
		Amgen, Inc.,
	640	3.875%, 11/15/21	642
	325	5.150%, 11/15/41	316
	400	5.375%, 05/15/43	401
	289	5.650%, 06/15/42	299
	150	5.700%, 02/01/19	171
	618	5.750%, 03/15/40	650
	300	6.375%, 06/01/37	339
	130	6.900%, 06/01/38	154

			2,972

		Health Care Equipment & Supplies — 0.1%
	550	Baxter International, Inc., 4.625%, 03/15/15	583
		Becton Dickinson and Co.,
	100	5.000%, 05/15/19	112
	400	6.000%, 05/15/39	467
	160	Hologic, Inc., 6.250%, 08/01/20	167
		Mallinckrodt International Finance S.A., (Luxembourg),
	240	3.500%, 04/15/18 (e)	235
	900	4.750%, 04/15/23 (e)	853

			2,417

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	208
180	Amsurg Corp., 5.625%, 11/30/20	182
955	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	976
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	630
600	6.625%, 11/01/20	636
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	357
1,154	5.875%, 01/31/22 (e)	1,174
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	510
1,250	6.500%, 09/15/18 (e)	1,363
1,000	6.875%, 07/15/17	1,110
	HCA, Inc.,
730	4.750%, 05/01/23	682
3,000	5.875%, 03/15/22	3,097
2,260	6.500%, 02/15/20	2,427
750	7.250%, 09/15/20	816
200	8.500%, 04/15/19	216
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,216
	inVentiv Health, Inc.,
3,030	11.000%, 08/15/18 (e)	2,469
600	LifePoint Hospitals, Inc., 6.625%, 10/01/20	635
460	McKesson Corp., 0.950%, 12/04/15	460
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	314
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,338
1,084	Omnicare, Inc., 7.750%, 06/01/20	1,192
	Tenet Healthcare Corp.,
1,770	4.375%, 10/01/21 (e)	1,606
210	4.750%, 06/01/20	198
440	6.250%, 11/01/18	465
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	796
	WellPoint, Inc.,
577	3.125%, 05/15/22	543
1,505	3.300%, 01/15/23	1,416

		28,032

	Pharmaceuticals — 0.5%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,501
	Endo Health Solutions, Inc.,
450	7.000%, 07/15/19	460
445	7.250%, 01/15/22	455

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,145
925	Hospira, Inc., 5.200%, 08/12/20	929
	Merck & Co., Inc.,
562	2.800%, 05/18/23	524
1,000	6.550%, 09/15/37	1,276
335	Novartis Capital Corp., 4.400%, 04/24/20	365
	Pfizer, Inc.,
800	3.000%, 06/15/23	760
250	6.200%, 03/15/19	299
1,112	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	1,318
	Valeant Pharmaceuticals International,
135	6.375%, 10/15/20 (e)	137
950	6.500%, 07/15/16 (e)	984
200	6.750%, 08/15/21 (e)	206
	VPII Escrow Corp., (Canada),
440	6.750%, 08/15/18 (e)	466
449	7.500%, 07/15/21 (e)	480
555	Wyeth LLC, 5.500%, 02/15/16	617

		11,922

	Total Health Care	45,343

	Industrials — 4.2%
	Aerospace & Defense — 0.4%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	427
	B/E Aerospace, Inc.,
1,286	5.250%, 04/01/22	1,273
725	6.875%, 10/01/20	783
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	910
145	6.375%, 06/01/19 (e)	165
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	681
571	6.125%, 01/15/23 (e)	563
589	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	536
250	Esterline Technologies Corp., 7.000%, 08/01/20	268
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	942
	Triumph Group, Inc.,
700	4.875%, 04/01/21	686
232	8.000%, 11/15/17	243
325	8.625%, 07/15/18	354
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,434

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — Continued
735	6.125%, 02/01/19	870

		11,135

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service, Inc.,
24	1.125%, 10/01/17	23
534	2.450%, 10/01/22	495

		518

	Airlines — 0.3%
997	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	962
1,696	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,809
551	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	606
307	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	337
933	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,007
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (i)	163
59	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	64
53	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	54
297	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	325
289	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	307
362	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	378
1,110	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,210
1,199	UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	1,241
137	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	154

		8,617

	Building Products — 0.3%
	Building Materials Corp. of America,
2,335	6.750%, 05/01/21 (e)	2,475
750	6.875%, 08/15/18 (e)	797
700	7.000%, 02/15/20 (e)	744
25	7.500%, 03/15/20 (e)	26
1,000	Griffon Corp., 7.125%, 04/01/18	1,062
	Masco Corp.,
2,782	5.950%, 03/15/22	2,907

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Building Products — Continued
95	7.125%, 03/15/20	107

		8,118

	Commercial Services & Supplies — 0.8%
	ADT Corp. (The),
361	3.500%, 07/15/22	302
939	4.125%, 06/15/23	814
550	Clean Harbors, Inc., 5.125%, 06/01/21	535
1,730	Covanta Holding Corp., 6.375%, 10/01/22	1,755
	Deluxe Corp.,
764	6.000%, 11/15/20	793
1,000	7.000%, 03/15/19	1,062
	Garda World Security Corp., (Canada),
150	9.750%, 03/15/17 (e)	159
251	9.750%, 03/15/17 (e)	267
	Harland Clarke Holdings Corp.,
1,500	9.500%, 05/15/15	1,502
670	9.750%, 08/01/18 (e)	712
1,105	VAR, 6.000%, 05/15/15	1,095
1,400	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	1,190
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	549
2,500	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,562
1,673	Pitney Bo wes, Inc., 5.250%, 01/15/37	1,752
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d) (i)	11
1,160	6.500%, 08/01/27 (d) (i)	12
265	9.750%, 01/15/15 (d) (i)	3
	R.R. Donnelley & Sons Co.,
225	7.000%, 02/15/22	226
875	7.625%, 06/15/20	934
375	7.875%, 03/15/21	402
348	Republic Services, Inc., 3.550%, 06/01/22	337
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,524

		19,498

	Construction & Engineering — 0.4%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	288
326	4.375%, 05/08/42	307
1,930	Dycom Investments, Inc., 7.125%, 01/15/21	2,031
360	Fluor Corp., 3.375%, 09/15/21	356

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — Continued
725	MasTec, Inc., 4.875%, 03/15/23	673
	New Enterprise Stone & Lime Co., Inc.,
1,371	11.000%, 09/01/18	795
710	PIK, 13.000%, 03/15/18 (e)	738
200	Odebrecht Offshore Drilling Finance Ltd., (Cayman Islands), 6.750%, 10/01/22 (e)	195
3,275	Tutor Perini Corp., 7.625%, 11/01/18	3,422

		8,880

	Electrical Equipment — 0.0% (g)
550	Eaton Corp., 5.600%, 05/15/18	623
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	152
100	7.390%, 12/02/24 (e)	118

		893

	Industrial Conglomerates — 0.3%
2,470	3M Co., 1.000%, 06/26/17	2,404
459	Danaher Corp., 3.900%, 06/23/21	479
	General Electric Co.,
425	0.850%, 10/09/15	425
501	2.700%, 10/09/22	467
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	337
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	259
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,072
300	6.125%, 08/17/26 (e)	349

		6,792

	Machinery — 0.5%
415	Actuant Corp., Series WI, 5.625%, 06/15/22	417
2,725	AGCO Corp., 5.875%, 12/01/21	2,871
1,600	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.268%, 07/17/14	1,576
1,975	Briggs & Stratton Corp., 6.875%, 12/15/20	2,133
	Caterpillar, Inc.,
198	2.600%, 06/26/22	184
680	3.803%, 08/15/42	588
	CNH Capital LLC,
655	3.625%, 04/15/18	642
950	6.250%, 11/01/16	1,036
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,823
180	Ingersoll-Rand Co., 7.200%, 06/01/25	201
288	Ormat Funding Corp., 8.250%, 12/30/20	272

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Machinery — Continued
440	Parker Hannifin Corp., 6.250%, 05/15/38	533

		12,276

	Marine — 0.1%
1,778	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	1,920
750	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	801

		2,721

	Professional Services — 0.1%
	FTI Consulting, Inc.,
909	6.000%, 11/15/22	898
290	6.750%, 10/01/20	306

		1,204

	Road & Rail — 0.5%
578	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	538
510	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	589
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	151
510	4.375%, 09/01/42	463
220	5.650%, 05/01/17	248
1,150	6.700%, 08/01/28	1,358
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,146
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	200
280	9.450%, 08/01/21	376
1,075	CSX Corp., 7.375%, 02/01/19	1,312
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	189
250	6.375%, 10/15/17 (e)	287
800	6.700%, 06/01/34 (e)	907
200	Georgian Railway JSC, (Georgia), Reg. S., 7.750%, 07/11/22	211
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S., 6.950%, 07/10/42	190
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	430
1,415	3.250%, 12/01/21	1,385
595	6.000%, 05/23/11	648
576	Ryder System, Inc., 3.600%, 03/01/16	602

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Road & Rail — Continued
		Union Pacific Corp.,
	341	4.163%, 07/15/22	356
	283	4.300%, 06/15/42	266
	235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	322

			12,174

		Trading Companies & Distributors — 0.5%
		Aircastle Ltd., (Bermuda),
	213	6.250%, 12/01/19	222
	413	9.750%, 08/01/18	456
	290	HD Supply, Inc., 8.125%, 04/15/19	323
		International Lease Finance Corp.,
	225	4.625%, 04/15/21	205
	1,750	8.250%, 12/15/20	1,947
	320	8.625%, 09/15/15	351
	3,375	8.625%, 01/15/22	3,805
	1,820	8.750%, 03/15/17	2,064
	455	8.875%, 09/01/17	518
		Rexel S.A., (France),
	713	5.250%, 06/15/20 (e)	692
	1,162	6.125%, 12/15/19 (e)	1,185
		United Rentals North America, Inc.,
	715	5.750%, 07/15/18	763
	650	9.250%, 12/15/19	729

			13,260

		Transportation Infrastructure — 0.0% (g)
MXN	2,140	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., (Mexico), 9.000%, 06/10/28 (e)	140

		Total Industrials	106,226

		Information Technology — 1.8%
		Communications Equipment — 0.2%
	2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	1,860
		Cisco Systems, Inc.,
	500	5.500%, 01/15/40	558
	375	5.900%, 02/15/39	440
		Nokia OYJ, (Finland),
	697	5.375%, 05/15/19	664
	759	6.625%, 05/15/39	647

			4,169

		Computers & Peripherals — 0.4%
		Apple, Inc.,
	1,087	1.000%, 05/03/18	1,039
	1,648	2.400%, 05/03/23	1,489

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Computers & Peripherals — Continued
981	Dell, Inc., 3.100%, 04/01/16	979
3,820	EMC Corp., 1.875%, 06/01/18	3,773
	Hewlett-Packard Co.,
1,113	4.300%, 06/01/21	1,074
480	4.375%, 09/15/21	461
500	5.400%, 03/01/17	548
250	5.500%, 03/01/18	278
600	6.000%, 09/15/41	550
630	Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20	679

		10,870

	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	428
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	270
100	7.500%, 01/15/27	113
704	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	676
48	INTCOMEX, Inc., 13.250%, 12/15/14	47

		1,534

	Internet Software & Services — 0.1%
991	eBay, Inc., 2.600%, 07/15/22	916
	Equinix, Inc.,
1,000	4.875%, 04/01/20	962
1,235	7.000%, 07/15/21	1,325

		3,203

	IT Services — 0.5%
852	Cardtronics, Inc., 8.250%, 09/01/18	914
	First Data Corp.,
900	6.750%, 11/01/20 (e)	920
600	8.875%, 08/15/20 (e)	648
4,168	11.250%, 01/15/21 (e)	4,272
180	12.625%, 01/15/21	195
	International Business Machines Corp.,
214	1.250%, 02/06/17	212
1,599	1.625%, 05/15/20	1,484
720	4.000%, 06/20/42	660
770	5.875%, 11/29/32	909
650	7.000%, 10/30/25	834
750	Lender Processing Services, Inc., 5.750%, 04/15/23	780
485	WEX, Inc., 4.750%, 02/01/23 (e)	441

		12,269

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — 0.2%
	Amkor Technology, Inc.,
740	6.375%, 10/01/22	710
572	7.375%, 05/01/18	602
	Intel Corp.,
565	2.700%, 12/15/22	521
1,239	3.300%, 10/01/21	1,228
165	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	160
	National Semiconductor Corp.,
575	3.950%, 04/15/15	605
475	6.600%, 06/15/17	554
462	Texas Instruments, Inc., 1.650%, 08/03/19	442

		4,822

	Software — 0.3%
200	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	202
	Audatex North America, Inc.,
475	6.000%, 06/15/21 (e)	481
860	6.750%, 06/15/18	914
655	Intuit, Inc., 5.750%, 03/15/17	727
	Microsoft Corp.,
519	2.125%, 11/15/22	465
595	4.500%, 10/01/40	578
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,273
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,668
1,000	5.250%, 01/15/16	1,100
241	5.375%, 07/15/40	264
1,030	6.500%, 04/15/38	1,286

		8,958

	Total Information Technology	45,825

	Materials — 2.3%
	Chemicals — 0.6%
	Ashland, Inc.,
453	3.000%, 03/15/16 (e)	459
558	3.875%, 04/15/18 (e)	550
350	4.750%, 08/15/22 (e)	327
570	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	721
	Celanese US Holdings LLC,
1,220	4.625%, 11/15/22	1,128
310	6.625%, 10/15/18	331
400	Chemtura Corp., 5.750%, 07/15/21	395
242	Dow Chemical Co. (The), 4.250%, 11/15/20	252

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	735
168	2.800%, 02/15/23	156
1,175	4.900%, 01/15/41	1,201
625	6.500%, 01/15/28	744
363	Ecolab, Inc., 1.450%, 12/08/17	353
791	LSB Industries, Inc., 7.750%, 08/01/19 (e)	819
	LyondellBasell Industries N.V., (Netherlands),
830	5.000%, 04/15/19	908
250	6.000%, 11/15/21	283
	Mosaic Co. (The),
429	3.750%, 11/15/21	414
429	4.875%, 11/15/41	395
210	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	209
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	240
	PolyOne Corp.,
500	5.250%, 03/15/23 (e)	479
1,106	7.375%, 09/15/20	1,219
200	PPG Industries, Inc., 9.000%, 05/01/21	262
375	Praxair, Inc., 5.200%, 03/15/17	419
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	959
500	8.250%, 01/15/21 (e)	500
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	535
250	Tronox Finance LLC, 6.375%, 08/15/20 (e)	239
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,454

		16,686

	Construction Materials — 0.4%
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,624
1,687	Cemex Finance LLC, 9.660%, 02/14/17 (i)	1,687
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	533
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,085
400	Lafarge S.A., (France), 7.125%, 07/15/36	416
838	U.S. Concrete, Inc., 9.500%, 10/01/15	840
	Vulcan Materials Co.,
535	6.500%, 12/01/16	588
1,050	7.000%, 06/15/18	1,176
2,110	7.500%, 06/15/21	2,348

		10,297

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — 0.3%
300	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 4.875%, 11/15/22 (e)	289
	Ball Corp.,
400	4.000%, 11/15/23	357
950	5.000%, 03/15/22	934
865	5.750%, 05/15/21	917
1,500	6.750%, 09/15/20	1,620
125	7.375%, 09/01/19	135
584	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	626
773	Constar International, Inc., 11.000%, 12/31/17 (i)	116
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	761
935	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	862
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	553
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	758
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	291
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d)	4
1,154	8.250%, 10/01/12 (d)	3
2,656	8.375%, 07/01/12 (d)	7

		8,233

	Metals & Mining — 0.9%
650	AK Steel Corp., 8.750%, 12/01/18	686
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	433
	ArcelorMittal, (Luxembourg),
2,200	5.111%, 02/25/17	2,250
2,345	6.750%, 02/25/22	2,386
1,225	7.500%, 10/15/39	1,127
2,525	10.350%, 06/01/19	2,992
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	164
575	5.400%, 03/29/17	643
120	6.500%, 04/01/19	142
222	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	224
	Commercial Metals Co.,
170	4.875%, 05/15/23	154
785	6.500%, 07/15/17	844
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	273

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	143
1,075	6.875%, 02/01/18 (e)	1,102
1,000	7.000%, 11/01/15 (e)	1,030
40	8.250%, 11/01/19 (e)	43
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	989
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,024
1,510	Nucor Corp., 6.400%, 12/01/37	1,714
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	600
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	527
1,121	3.750%, 09/20/21	1,090
500	9.000%, 05/01/19	641
	Steel Dynamics, Inc.,
700	5.250%, 04/15/23 (e)	668
605	6.125%, 08/15/19	635
605	6.375%, 08/15/22	631
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	97

		23,252

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
960	4.500%, 02/01/23	869
12	7.125%, 11/01/18	13
667	PH Glatfelter Co., 5.375%, 10/15/20	663

		1,545

	Total Materials	60,013

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.3%
214	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	226
	AT&T, Inc.,
608	0.800%, 12/01/15	607
607	0.900%, 02/12/16	603
1,543	4.300%, 12/15/42	1,326
466	4.350%, 06/15/45	398
1,030	5.350%, 09/01/40	1,025
220	5.600%, 05/15/18	252
465	5.800%, 02/15/19	533
1,500	6.300%, 01/15/38	1,672
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,187

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
6	6.875%, 10/15/31	7
243	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	250
	CCO Holdings LLC/CCO Holdings Capital Corp.,
880	5.125%, 02/15/23	790
1,075	5.250%, 03/15/21 (e)	1,024
1,750	5.250%, 09/30/22	1,597
1,162	5.750%, 01/15/24	1,078
2,575	6.500%, 04/30/21	2,607
165	7.000%, 01/15/19	174
1,300	7.375%, 06/01/20	1,391
330	8.125%, 04/30/20	358
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	119
1,000	8.750%, 06/15/30	1,401
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	546
1,870	Embarq Corp., 7.995%, 06/01/36	1,919
	Frontier Communications Corp.,
785	7.125%, 03/15/19	824
168	7.625%, 04/15/24	164
455	8.125%, 10/01/18	500
215	8.500%, 04/15/20	235
145	8.750%, 04/15/22	157
1,215	9.000%, 08/15/31	1,179
1,650	9.250%, 07/01/21	1,873
	GTE Corp.,
800	6.840%, 04/15/18	941
590	6.940%, 04/15/28	694
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,325
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	322
225	8.500%, 11/01/19	244
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,352
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	750
1,140	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,089
1,013	Qwest Communications International, Inc., 7.125%, 04/01/18	1,052
330	Qwest Corp., 7.250%, 09/15/25	365
800	Sprint Capital Corp., 8.750%, 03/15/32	820
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	566

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
190	7.721%, 06/04/38	187
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	141
80	5.877%, 07/15/19	85
	tw telecom holdings, Inc.,
135	5.375%, 10/01/22 (e)	129
135	6.375%, 09/01/23 (e)	134
1,040	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,087
884	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	955
1,276	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,333
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	696
75	7.350%, 04/01/39	93
920	7.750%, 12/01/30	1,173
290	7.750%, 06/15/32	364
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,282
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,475
401	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	435
	Virgin Media Secured Finance plc, (United Kingdom),
378	5.375%, 04/15/21 (e)	368
3,002	6.500%, 01/15/18	3,130
	Wind Acquisition Finance S.A., (Luxembourg),
470	6.500%, 04/30/20 (e)	470
208	7.250%, 02/15/18 (e)	211
2,500	7.250%, 02/15/18 (e)	2,550
1,175	11.750%, 07/15/17 (e)	1,228
	Windstream Corp.,
57	6.375%, 08/01/23	52
955	7.500%, 06/01/22	950
755	7.750%, 10/15/20	772
211	7.750%, 10/01/21	216
125	8.125%, 09/01/18	134
200	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	217

		59,409

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	743
1,266	3.125%, 07/16/22	1,141
300	6.125%, 03/30/40	313

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — Continued
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,290
1,000	6.113%, 01/15/40 (e)	1,127
5,676	MetroPCS Wireless, Inc., 6.250%, 04/01/21 (e)	5,662
4,995	NII Capital Corp., 7.625%, 04/01/21	3,821
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	174
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	284
2,379	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	2,249
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,129
1,823	7.000%, 08/15/20	1,882
125	8.375%, 08/15/17	140
1,544	9.000%, 11/15/18 (e)	1,803
177	11.500%, 11/15/21	231
465	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	470
650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	671
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	260
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,144
870	5.000%, 09/15/15	938

		25,472

	Total Telecommunication Services	84,881

	Utilities — 3.0%
	Electric Utilities — 1.4%
	AES Eastern Energy LP,
2,362	9.000%, 01/02/17 (d) (i)	—
891	Alabama Power Co., 6.125%, 05/15/38	1,053
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	958
200	Centrais Eletricas Brasileiras S.A., (Brazil), Reg. S., 5.750%, 10/27/21	186
	DTE Electric Co.,
340	3.900%, 06/01/21	358
381	3.950%, 06/15/42	345
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	842
200	5.250%, 01/15/18	228
1,100	6.050%, 04/15/38	1,305
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	132

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	292
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	579
305	4.100%, 05/15/42	281
90	5.300%, 01/15/19	103
500	6.300%, 04/01/38	607
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,233
300	Eskom Holdings SOC Ltd., (South Africa), 6.750%, 08/06/23 (e)	292
168	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	136
95	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	81
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	616
140	5.950%, 02/01/39	161
723	Homer City Generation LP, PIK, 8.637%, 10/01/19	726
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	407
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,123
1,028	9.400%, 02/01/21	1,408
400	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S., 6.950%, 11/10/21	412
2,000	IPALCO Enterprises, Inc., 7.250%, 04/01/16 (e)	2,185
474	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	479
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,132
860	MidAmerican Energy Co., 5.300%, 03/15/18	978
	Nevada Power Co.,
446	5.375%, 09/15/40	495
600	7.125%, 03/15/19	740
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	269
265	7.875%, 12/15/15	304
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	333
	Northern States Power Co.,
173	5.350%, 11/01/39	195
765	6.250%, 06/01/36	954
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	178
267	4.500%, 12/15/41	249

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
1,010	5.625%, 11/30/17	1,155
	PacifiCorp,
700	3.850%, 06/15/21	731
880	5.750%, 04/01/37	1,021
250	7.240%, 08/16/23	306
	Peco Energy Co.,
880	2.375%, 09/15/22	817
1,880	5.350%, 03/01/18	2,154
360	Potomac Electric Power Co., 6.500%, 11/15/37	457
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	865
50	Progress Energy, Inc., 6.050%, 03/15/14	51
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	284
198	3.200%, 11/15/20	200
35	6.500%, 08/01/38	45
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	Series G, 6.625%, 11/15/37	1,305
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	361
155	5.300%, 05/01/18	177
416	5.375%, 11/01/39	464
	Southern California Edison Co.,
450	5.550%, 01/15/37	514
285	5.950%, 02/01/38	341
292	Southern Co. (The), 1.950%, 09/01/16	297
120	Union Electric Co., 8.450%, 03/15/39	184
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	844
235	6.350%, 11/30/37	292
670	8.875%, 11/15/38	1,052
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	72
36	Xcel Energy, Inc., 4.800%, 09/15/41	36

		36,479

	Gas Utilities — 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,368
649	6.500%, 05/20/21	670
369	Boston Gas Co., 4.487%, 02/15/42 (e)	351
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	694
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	300

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Gas Utilities — Continued
396	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	391
900	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	819
	Sabine Pass Liquefaction LLC,
905	5.625%, 02/01/21 (e)	864
984	5.625%, 04/15/23 (e)	913
464	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	497
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,881	5.875%, 10/01/20 (e)	1,876
1,400	6.125%, 10/15/21 (e)	1,397

		10,140

	Independent Power Producers & Energy Traders — 0.8%
	AES Corp.,
240	4.875%, 05/15/23	220
4,000	7.375%, 07/01/21	4,360
	Calpine Corp.,
1,206	7.500%, 02/15/21 (e)	1,279
3,493	7.875%, 01/15/23 (e)	3,746
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	12
	Edison Mission Energy,
2,500	7.000%, 05/15/17 (d)	1,594
800	7.200%, 05/15/19 (d)	510
	NRG Energy, Inc.,
4,143	6.625%, 03/15/23	4,112
2,750	7.625%, 01/15/18	3,045
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,222

		20,100

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	339
925	Consumers Energy Co., 6.700%, 09/15/19	1,140
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	46
785	Series F, 5.250%, 08/01/33	848
400	7.000%, 06/15/38	513
160	DTE Energy Co., 7.625%, 05/15/14	168
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,697
150	6.800%, 01/15/19	176

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — Continued
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	251
685	6.000%, 06/01/26	831
500	6.000%, 06/01/39	613
	Sempra Energy,
255	6.150%, 06/15/18	295
75	6.500%, 06/01/16	85
589	9.800%, 02/15/19	786

		7,788

	Water Utilities — 0.1%
925	American Water Capital Corp., 6.085%, 10/15/17	1,064

	Total Utilities	75,571

	Total Corporate Bonds (Cost $907,041)	927,161

Foreign Government Securities — 1.7%
180	Arab Republic of Egypt, (Egypt), Reg. S., 5.750%, 04/29/20	152
200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	214
	Brazil Notas do Tesouro Nacional Serie F, (Brazil),
BRL 410	10.000%, 01/01/15	170
BRL 480	10.000%, 01/01/17	192
250	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B), (Kenya)11/15/32 (i)	240
220	Citigroup, Inc., CLN, 13.300%, 10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 09/30/13; credit rating B), (Ghana), 13.264%, 10/02/13 (e) (i)	134
150	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 3-Year Bond, 16.900%, 03/07/16; credit rating B), (Ghana), 17.135%, 03/09/16 (a) (e) (i)	115
200	Export Credit Bank of Turkey, (Turkey), Reg. S., 5.375%, 11/04/16	205
	Federal Republic of Brazil, (Brazil),
39	8.000%, 01/15/18	44
BRL 850	8.500%, 01/05/24	315
380	11.000%, 08/17/40	444
249	12.250%, 03/06/30	411
400	Financing of Infrastructural Projects State Enterprise, (Ukraine), Reg. S., 9.000%, 12/07/17	375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
	200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	190
		Government of Dominican Republic, (Dominican Republic),
	260	Reg. S., 9.040%, 01/23/18	283
DOP	1,700	Reg. S., 16.950%, 02/04/22	50
DOP	1,800	18.500%, 02/04/28	52
	230	Government of Mongolia, (Mongolia), 5.125%, 12/05/22 (e)	185
		Israel Government AID Bond, (Israel),
	1,973	Zero Coupon, 08/15/17	1,858
	2,000	5.500%, 09/18/33	2,387
		Kingdom of Morocco, (Morocco),
	200	Reg. S., 4.250%, 12/11/22	172
	200	Reg. S., 5.500%, 12/11/42	159
	249	Poland Government Bond, (Poland), 5.000%, 03/23/22	260
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	882
	3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,504
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	370
	240	Provincia de Buenos Aires, (Argentina), Reg. S., 10.875%, 01/26/21	173
AUD	1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,367
	250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S., 7.000%, 08/16/19	265
		Republic of Argentina, (Argentina),
	1,001	SUB, 2.500%, 12/31/38	323
	170	7.000%, 10/03/15	152
	318	8.280%, 12/31/33	181
	199	8.750%, 06/02/17	151
	240	Republic of Belarus, (Belarus), Reg. S., 8.750%, 08/03/15	232
	38	Republic of Belize, (Belize), SUB, 5.000%, 02/20/38 (e)	22
CLP	145,000	Republic of Chile, (Chile), 6.000%, 01/01/22	298
		Republic of Colombia, (Colombia),
	200	2.625%, 03/15/23	174
	100	7.375%, 01/27/17	116
	240	7.375%, 09/18/37	291
	240	8.125%, 05/21/24	308
	270	10.375%, 01/28/33	401
	105	Republic of Costa Rica, (Costa Rica), Reg. S., 9.995%, 08/01/20	134

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Croatia, (Croatia),
250	5.500%, 04/04/23 (e)	239
200	Reg. S., 6.250%, 04/27/17	210
200	6.375%, 03/24/21 (e)	203
300	Republic of Ecuador, (Ecuador), Reg. S., 9.375%, 12/15/15	309
	Republic of El Salvador, (El Salvador),
224	Reg. S., 5.875%, 01/30/25 (e)	208
130	Reg. S., 7.375%, 12/01/19	140
185	Reg. S., 7.650%, 06/15/35	178
90	Reg. S., 7.750%, 01/24/23	97
59	Reg. S., 8.250%, 04/10/32	60
200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	202
	Republic of Hungary, (Hungary),
60	4.125%, 02/19/18	58
216	5.375%, 02/21/23	203
481	6.250%, 01/29/20	499
40	6.250%, 01/29/20	42
240	6.375%, 03/29/21	248
138	7.625%, 03/29/41	142
186	7.625%, 03/29/41	191
240	Republic of Iceland, (Iceland), 5.875%, 05/11/22 (e)	243
	Republic of Indonesia, (Indonesia),
410	Reg. S., 5.875%, 03/13/20	410
200	Reg. S., 6.750%, 03/10/14	205
100	Reg. S., 7.750%, 01/17/38	106
320	Reg. S., 11.625%, 03/04/19	410
590	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	471
320	Republic of Ivory Coast, (Ivory Coast), Reg. S., SUB, 5.750%, 12/31/32	271
	Republic of Lebanon, (Lebanon),
132	6.375%, 03/09/20	130
610	Reg. S., 8.250%, 04/12/21	659
70	9.000%, 03/20/17	76
	Republic of Lithuania, (Lithuania),
505	Reg. S., 5.125%, 09/14/17 (e)	542
140	6.125%, 03/09/21 (e)	156
200	Reg. S., 6.625%, 02/01/22	228
290	Republic of Pakistan, (Pakistan), Reg. S., 6.875%, 06/01/17	271
	Republic of Panama, (Panama),
240	6.700%, 01/26/36	266
220	9.375%, 04/01/29	308

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
400	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	364
	Republic of Peru, (Peru),
114	5.625%, 11/18/50	112
PEN 79	Reg. S., 6.950%, 08/12/31	28
200	7.125%, 03/30/19	238
370	7.350%, 07/21/25	457
60	8.375%, 05/03/16	69
398	8.750%, 11/21/33	552
	Republic of Philippines, (Philippines),
100	6.375%, 10/23/34	113
130	6.500%, 01/20/20	150
390	7.750%, 01/14/31	488
100	9.500%, 02/02/30	144
210	10.625%, 03/16/25	319
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e)	103
RON 320	5.900%, 07/26/17	99
516	Reg. S., 6.750%, 02/07/22 (e)	575
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	293
63	Reg. S., SUB, 6.750%, 11/01/24	60
200	Reg. S., 7.250%, 09/28/21	200
	Republic of South Africa, (South Africa),
390	4.665%, 01/17/24	364
330	5.500%, 03/09/20	344
ZAR 13,700	7.250%, 01/15/20	1,293
470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	445
	Republic of Turkey, (Turkey),
240	6.000%, 01/14/41	215
200	6.250%, 09/26/22	207
474	6.750%, 04/03/18	516
115	6.875%, 03/17/36	115
170	7.000%, 03/11/19	187
90	7.000%, 06/05/20	99
317	7.250%, 03/05/38	330
100	7.500%, 07/14/17	112
	Republic of Ukraine, (Ukraine),
200	Reg. S., 6.250%, 06/17/16	184
735	Reg. S., 6.580%, 11/21/16 (e)	675
	Republic of Uruguay, (Uruguay),
230	7.625%, 03/21/36	275
	Republic of Venezuela, (Venezuela),
92	Reg. S., 5.750%, 02/26/16	83
20	Reg. S., 6.000%, 12/09/20	14

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

69	Reg. S., 7.000%, 03/31/38	44
121	7.650%, 04/21/25	85
75	Reg. S., 7.750%, 10/13/19	61
195	Reg. S., 8.250%, 10/13/24	144
42	Reg. S., 9.000%, 05/07/23	33
445	9.250%, 09/15/27	356
300	Republic of Vietnam, (Vietnam), Reg. S., 6.750%, 01/29/20	313
	Russian Federation, (Russia),
400	3.250%, 04/04/17 (e)	412
1,008	Reg. S., SUB, 7.500%, 03/31/30	1,163
RUB 2,000	8.150%, 02/03/27	61
160	Reg. S., 12.750%, 06/24/28	272
100	South Africa Government International Bond, (South Africa), 5.500%, 03/09/20	104
AUD 1,400	South Australian Government Financing Authority, (Australia), 5.750%, 04/20/15	1,305
EUR 1,430	Spain Government Bond, (Spain), 4.500%, 01/31/18	1,987
	United Mexican States, (Mexico),
290	3.625%, 03/15/22	282
450	4.750%, 03/08/44	390
200	5.625%, 01/15/17	222
288	5.750%, 10/12/10	258
160	6.050%, 01/11/40	169

	Total Foreign Government Securities (Cost $46,658)	43,415

Mortgage Pass-Through Securities — 10.2%
	Federal Home Loan Mortgage Corp.,
50	ARM, 2.000%, 08/01/36	52
82	ARM, 2.335%, 05/01/37	87
260	ARM, 2.536%, 10/01/36	278
488	ARM, 2.856%, 10/01/37	517
246	ARM, 2.915%, 03/01/36	263
675	ARM, 3.363%, 03/01/36	725
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,949	4.000%, 08/01/18 - 02/01/26	5,218
406	4.500%, 10/01/18	428
44	5.000%, 05/01/18	47
4,063	5.500%, 01/01/21 - 12/01/24	4,393
329	6.000%, 11/01/21	353
83	6.500%, 07/01/14	84
44	7.500%, 01/01/17	46
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8,812	4.000%, 01/01/32	9,280

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
3,132		6.000%, 02/01/28	3,421
590		6.500%, 11/01/22	652
275		7.000%, 01/01/27	309
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
118		4.000%, 09/01/33	122
2,027		4.500%, 05/01/41	2,135
33		6.000%, 02/01/29	36
737		6.500%, 01/01/24 - 11/01/36	818
777		7.000%, 09/01/24 - 10/01/36 (m)	890
85		7.500%, 10/01/19 - 02/01/27	94
105		8.000%, 08/01/27 - 03/01/30	124
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,793		7.500%, 01/01/32 - 12/01/36	2,066
373		10.000%, 10/01/30	434
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
15,072		3.500%, 09/01/32 - 06/01/42	15,044
4,266		4.000%, 06/01/42 - 10/01/42	4,372
36		7.000%, 12/01/14 - 03/01/16	38
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		7.500%, 02/01/17	1
2		12.000%, 08/01/15 - 07/01/19	2
—	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
128		ARM, 1.713%, 07/01/37	136
240		ARM, 2.055%, 07/01/37	247
91		ARM, 2.332%, 04/01/37	96
275		ARM, 2.397%, 05/01/35	288
336		ARM, 2.608%, 03/01/37	356
466		ARM, 2.614%, 04/01/37	494
179		ARM, 2.622%, 01/01/34	190
23		ARM, 2.750%, 10/01/33	23
318		ARM, 5.320%, 01/01/23	348
		Federal National Mortgage Association, 15 Year, Single Family,
2,699		3.500%, 09/01/18 - 07/01/19	2,826
767		4.000%, 07/01/18 - 10/01/18	809
216		4.500%, 07/01/18	229
2,159		5.000%, 05/01/18 - 07/01/25	2,296
113		5.500%, 08/01/17 - 07/01/20	119
901		6.000%, 01/01/14 - 08/01/22	967
—	(h)	7.000%, 03/01/15	—	(h)
3		8.000%, 01/01/16	2

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Federal National Mortgage Association, 20 Year, Single Family,
948	3.500%, 12/01/30	950
585	6.000%, 04/01/24	638
486	6.500%, 11/01/18	520
213	Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	233
	Federal National Mortgage Association, 30 Year, Single Family,
3,821	5.000%, 10/01/39 - 08/01/40	4,185
1,156	5.500%, 12/01/28 - 09/01/34	1,260
5,470	6.000%, 03/01/34 - 08/01/37	6,049
1,609	6.500%, 04/01/28 - 10/01/38	1,774
1,135	7.000%, 03/01/28 - 04/01/37	1,291
328	7.500%, 10/01/26 - 11/01/38	361
4,483	8.000%, 08/01/22 - 12/01/36	5,350
46	8.500%, 10/01/25 - 12/01/25	52
4	9.000%, 01/01/19 - 04/01/25	5
4	12.500%, 01/01/16	4
	Federal National Mortgage Association, Other,
3,952	VAR, 0.545%, 01/01/23	3,941
5,060	1.446%, 07/01/17	5,044
3,045	1.829%, 02/01/20	2,970
1,860	2.211%, 04/01/19	1,852
5,780	2.490%, 10/01/17 - 01/01/23	5,565
7,500	2.521%, 02/01/23	6,994
4,159	2.593%, 01/01/23	3,904
3,900	2.738%, 03/01/23	3,696
1,504	2.841%, 03/01/22	1,515
1,750	3.482%, 11/01/20	1,797
1,680	3.492%, 01/01/18	1,778
79,727	3.500%, 05/01/32 - 06/01/43	80,247
1,575	3.590%, 10/01/20	1,639
1,487	3.730%, 06/01/18	1,606
1,613	3.782%, 12/01/21	1,664
1,604	3.810%, 01/01/19	1,697
1,000	3.895%, 09/01/21	1,042
8,558	4.000%, 07/01/42	8,768
1,275	4.195%, 07/01/21	1,346
2,094	4.319%, 12/01/19	2,251
3,000	4.399%, 02/01/20	3,257
3,799	4.402%, 12/01/19	4,097
6,265	4.484%, 06/01/21	6,722
702	4.500%, 01/01/20	744
2,399	4.515%, 02/01/20	2,601
1,944	4.794%, 01/01/21	2,120

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
589	5.000%, 12/01/32 - 08/01/33	624
404	5.500%, 09/01/17	424
180	6.500%, 04/01/36 - 07/01/36	200
	Government National Mortgage Association II, 30 Year, Single Family,
5,863	6.000%, 11/20/32 - 09/20/38	6,480
1,762	6.500%, 02/20/29 - 10/20/39	1,960
3,954	7.000%, 06/20/32 - 01/20/39	4,496
457	7.500%, 08/20/25 - 05/20/32	528
862	8.000%, 08/20/26 - 09/20/31	1,032
604	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	666
	Government National Mortgage Association, 30 Year, Single Family,
303	6.500%, 02/15/28 - 10/15/29	345
100	7.000%, 02/15/24 - 11/15/27	114
91	7.250%, 09/15/21 - 01/15/28	105
56	7.500%, 10/15/22 - 02/15/27	60
5	7.750%, 02/15/27	5
2	8.500%, 11/15/25	2
73	9.000%, 04/15/16 - 01/15/25	78
4	10.000%, 11/15/20	4
1	13.000%, 01/15/15	1

	Total Mortgage Pass-Through Securities (Cost $266,889)	260,408

Municipal Bonds — 0.4% (t)
	California — 0.1%
1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,182
774	University of California, Rev., 4.858%, 05/15/12	667

		1,849

	Illinois — 0.1%
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,717

	New York — 0.1%
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	597
1,165	Series H, Rev., 5.389%, 03/15/40	1,253
895	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	771
1,450	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	1,573

		4,194

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Ohio — 0.1%
	1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,251
	1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,365

			2,616

		Total Municipal Bonds (Cost $10,351)	10,376

	Preferred Securities — 0.4% (x)
		Financials — 0.4%
		Commercial Banks — 0.1%
	3,175	Wachovia Capital Trust III, VAR, 5.570%, 10/04/13	3,000

		Diversified Financial Services — 0.2%
	4,325	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	4,741
	581	Citigroup, Inc., VAR, 5.950%, 01/30/23	552

			5,293

		Insurance — 0.1%
	1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	1,113

		Total Preferred Securities (Cost $9,304)	9,406

	Supranational — 0.2%
	1,000	African Development Bank, 8.800%, 09/01/19	1,329
	1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,313
NZD	1,500	International Finance Corp., 3.500%, 09/05/17	1,122

		Total Supranational (Cost $3,789)	3,764

	U.S. Government Agency Securities — 1.4%
	385	Federal Home Loan Mortgage Corp., 6.750%, 09/15/29	520
		Federal National Mortgage Association,
	7,360	Zero Coupon, 06/01/17	6,943
	1,500	5.625%, 07/15/37	1,839
	1,000	8.200%, 03/10/16	1,186
		Federal National Mortgage Association STRIPS,
	1,000	11/15/21	771
	1,275	05/15/30	630
		Financing Corp. Fico,
	3,100	Zero Coupon, 11/30/17	2,881
	1,000	05/11/18	917
	1,285	Zero Coupon, 04/05/19	1,129
	1,500	Zero Coupon, 09/26/19	1,295

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — Continued
347	New Valley Generation II, 5.572%, 05/01/20	388
595	New Valley Generation III, 4.929%, 01/15/21	653
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	9,434
2,770	Zero Coupon, 10/15/20	2,312
	Tennessee Valley Authority,
902	4.625%, 09/15/60	851
2,103	5.250%, 09/15/39	2,290
1,610	5.880%, 04/01/36	1,909
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	305

	Total U.S. Government Agency Securities (Cost $36,035)	36,253

U.S. Treasury Obligations — 12.1%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	83
555	4.375%, 02/15/38	629
8,400	4.500%, 02/15/36	9,699
3,890	4.500%, 05/15/38	4,491
5,000	5.000%, 05/15/37	6,180
2,500	5.250%, 02/15/29	3,100
1,000	5.500%, 08/15/28	1,269
4,250	6.375%, 08/15/27	5,804
3,600	7.125%, 02/15/23	4,965
7,200	7.250%, 08/15/22	9,936
4,800	7.500%, 11/15/24	6,947
2,625	7.875%, 02/15/21	3,644
13,600	8.125%, 05/15/21 (m)	19,218
10,000	8.125%, 08/15/21 (m)	14,208
5,000	8.500%, 02/15/20	6,980
6,000	8.750%, 08/15/20	8,585
6,905	8.875%, 08/15/17 (m)	8,957
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	1,964
4,900	U.S. Treasury Inflation Indexed Notes, 1.250%, 04/15/14	5,468
	U.S. Treasury Notes,
50	0.125%, 09/30/13 (k)	50
2,966	0.875%, 01/31/18	2,898
23,150	0.875%, 07/31/19	21,804
4,750	1.125%, 05/31/19	4,560
2,665	1.375%, 11/30/18	2,624
2,000	1.375%, 01/31/20	1,917
2,765	1.500%, 08/31/18	2,752
2,000	1.750%, 10/31/18	2,010
100	2.000%, 04/30/16	104

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,000	2.125%, 08/15/21	1,955
11,000	2.250%, 11/30/17	11,419
130	2.625%, 04/30/16	137
7,115	2.875%, 03/31/18	7,565
1,000	3.125%, 10/31/16	1,070
5,654	3.125%, 05/15/19	6,056
1,250	3.250%, 03/31/17	1,346
8,000	4.250%, 11/15/17 (m)	8,967
2,860	4.750%, 08/15/17	3,253
	U.S. Treasury STRIPS,
1,980	05/15/16	1,945
6,916	02/15/17	6,673
11,239	08/15/17	10,697
12,920	11/15/17 (m)	12,209
4,000	02/15/18	3,749
1,606	08/15/18	1,481
185	08/15/19	164
9,201	05/15/20	7,944
3,390	11/15/20	2,866
1,795	02/15/21	1,500
15,000	05/15/21	12,389
22,000	11/15/21 (m)	17,763
5,000	08/15/22	3,907
5,000	11/15/22	3,865
4,000	08/15/24	2,849
5,000	11/15/24	3,517
2,900	02/15/25	2,016
6,315	02/15/27	3,994
8,000	11/15/27	4,890
2,615	02/15/28	1,579

	Total U.S. Treasury Obligations (Cost $297,035)	308,611

SHARES
Common Stocks — 0.5%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
49	General Motors Co. (a)	1,671
18	Motors Liquidation Co. GUC Trust (a)	555

		2,226

	Hotels, Restaurants & Leisure — 0.0%
500	Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

	Leisure Equipment & Products — 0.0% (g)
31	New True Temper Holdings Corp., Inc. (a) (i)	20

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	31

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	262

		Total Consumer Discretionary	2,539

		Consumer Staples — 0.0%
		Food Products — 0.0%
40		Eurofresh, Inc., ADR (a) (i)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
215		Capmark Financial Group, Inc.	1,459
7		Somerset Cayuga Holding Co., Inc. (a) (i)	177

		Total Financials	1,636

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	8

		Materials — 0.3%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., (Netherlands), Class A	2

		Construction Materials — 0.2%
262		U.S. Concrete, Inc. (a)	5,136

		Containers & Packaging — 0.0%
9		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
23		New Holdco (a) (i)	1,970

		Total Materials	7,108

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
70		Dynegy, Inc. (a)	1,360

		Total Common Stocks (Cost $11,858)	12,651

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
35		General Motors Co., Series B, 4.750%, 12/01/13	1,703

		Consumer Staples — 0.0%
		Food Products — 0.0%
—	(h)	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

SHARES	SECURITY DESCRIPTION	VALUE

	Financials — 0.3%
	Commercial Banks — 0.0% (g)
15	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @ (a)	804

	Consumer Finance — 0.1%
4	Ally Financial, Inc., 7.000%, 10/03/13 ($1,000 par value) @ (a) (e)	3,721

	Diversified Financial Services — 0.1%
14	Citigroup Capital XIII, VAR, 7.875%, 10/30/40 ($25 par value) (a)	396
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 @ (a) (e)	996

		1,392

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($ 25 par value) (a)	306
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.380%, 10/29/49 ($1,000 par value) (a)	1,678

		1,984

	Total Financials	7,901

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
17	Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value) (a)	830

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (a) (i)	—

	Total Preferred Stocks (Cost $10,714)	10,434

PRINCIPAL AMOUNT
Loan Assignments — 1.2%
	Consumer Discretionary — 0.5%
	Automobiles — 0.1%
887	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	897

	Hotels, Restaurants & Leisure — 0.2%
350	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	355
750	Bally Technologies, Inc., Term B Loan, VAR, 08/15/20 ^	749
1,717	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	1,541
1,173	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	1,177

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
1,400	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	1,436
250	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	248

		5,506

	Media — 0.2%
1,257	Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16	1,171
749	Clear Channel Communications, Inc., Term Loan D, VAR, 6.932%, 01/23/19	687
200	Kabel Deutschland GmbH, Facility F1, VAR, 3.250%, 02/01/19	200
	MTL Publishing LLC, Term B Loan,
59	VAR, 4.250%, 06/29/18	59
15	VAR, 4.250%, 06/29/18	16
	R.H. Donnelley, Inc., Exit Term Loan,
1,956	VAR, 9.750%, 12/31/16 ^	1,424
1,841	VAR, 9.750%, 12/31/16 ^	1,340
855	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	874
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	52

		5,823

	Specialty Retail — 0.0% (g)
662	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	635
18	Gymboree, Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	17

		652

	Total Consumer Discretionary	12,878

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,186
1,193	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	1,196

		2,382

	Food Products — 0.0% (g)
	High Liner Foods, Inc., Term Loan,
5	VAR, 4.750%, 12/19/17	5
218	VAR, 4.750%, 12/19/17	219

		224

	Total Consumer Staples	2,606

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
565	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	566
637	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	600

	Total Energy	1,166

	Financials — 0.2%
	Diversified Financial Services — 0.0% (g)
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
11	VAR, 5.000%, 10/01/19	10
92	VAR, 5.000%, 10/01/19	92
65	VAR, 5.000%, 10/01/19	65
12	VAR, 5.000%, 10/01/19	12
127	VAR, 5.000%, 10/01/19	128
12	VAR, 5.000%, 10/01/19	12
1	VAR, 5.000%, 10/01/19	1

		320

	Real Estate Management & Development — 0.2%
4,654	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	4,630

	Total Financials	4,950

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
124	Kinetic Concepts, Inc., Incremental Term D-1 Loan, VAR, 4.500%, 05/04/18	124

	Health Care Providers & Services — 0.0% (g)
847	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	826

	Pharmaceuticals — 0.1%
568	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	569
	Aptalis Pharma, Inc., Term Loan,
37	VAR, 5.500%, 02/10/17	37
342	VAR, 5.500%, 02/10/17	343
173	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	173

		1,122

	Total Health Care	2,072

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
427	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	433

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Building Products — 0.0% (g)
322	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	322

	Marine — 0.0% (g)
250	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	254

	Total Industrials	1,009

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
647	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	650

	IT Services — 0.0% (g)
135	First Data Corp., Term Loan, VAR, 4.184%, 09/24/18	133

	Total Information Technology	783

	Materials — 0.1%
	Chemicals — 0.1%
240	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	241
501	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	504
	Tronox Ltd., Term Loan,
101	VAR, 4.500%, 03/19/20	102
88	VAR, 4.500%, 03/19/20	89

		936

	Metals & Mining — 0.0% (g)
437	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	438
305	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	289

		727

	Total Materials	1,663

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
195	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	193

	Wireless Telecommunication Services — 0.0% (g)
668	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	670

	Total Telecommunication Services	863

	Utilities — 0.1%
	Electric Utilities — 0.1%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
1,421	VAR, 4.685%, 10/10/17	960
695	VAR, 4.766%, 10/10/17	470

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
1,421	VAR, 3.685%, 10/10/14	966
696	VAR, 3.766%, 10/10/14	473

	Total Utilities	2,869

	Total Loan Assignments (Cost $34,692)	30,860

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/16 (Strike Price $10.00) (a)	1,645
67	expiring 7/10/19 (Strike Price $18.33) (a)	1,146

		2,791

	Specialty Retail — 0.0%
	Neebo, Inc.,
13	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

		—

	Total Consumer Discretionary	2,791

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2,389)	2,791

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
11,642	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $11,642)	11,642

	Total Investments — 99.4% (Cost $2,510,717)	2,540,647
	Other Assets in Excess of Liabilities — 0.6%	14,695

	NET ASSETS — 100.0%	$2,555,342

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	U.S. Treasury Long Bond	12/19/13	1,055	5
1	2 Year U.S. Treasury Note	12/31/13	220	—	(h)
10	5 Year U.S. Treasury Note	12/31/13	1,197	—	(h)
	Short Futures Outstanding
(8)	10 Year U.S. Treasury Note	12/19/13	(994)	—	(h)

				5

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100,000	AUD	Union Bank of Switzerland AG	12/06/13	2,773	2,742	31
3,000,000	EUR	Union Bank of Switzerland AG	12/06/13	4,000	3,967	33
106,000,000	JPY	Barclays Bank plc	09/26/13	1,089	1,080	9
15,000,000	ZAR	Union Bank of Switzerland AG	12/06/13	1,491	1,438	53
				9,353	9,227	126

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 42.7%
	Agency CMO — 42.7%
	Federal Home Loan Mortgage Corp. REMIC,
60	Series 1343, Class LA, 8.000%, 08/15/22	71
442	Series 1367, Class K, 5.500%, 09/15/22	482
81	Series 1591, Class E, 10.000%, 10/15/23	85
679	Series 1633, Class Z, 6.500%, 12/15/23	756
738	Series 1694, Class PK, 6.500%, 03/15/24	773
4,183	Series 1785, Class A, 6.000%, 10/15/23	4,158
234	Series 1999, Class PU, 7.000%, 10/15/27	267
360	Series 2031, Class PG, 7.000%, 02/15/28	407
1,095	Series 2035, Class PC, 6.950%, 03/15/28	1,253
851	Series 2064, Class PD, 6.500%, 06/15/28 (m)	955
657	Series 2095, Class PE, 6.000%, 11/15/28	733
286	Series 2152, Class BD, 6.500%, 05/15/29	306
1,488	Series 2162, Class TH, 6.000%, 06/15/29	1,659
84	Series 2345, Class PQ, 6.500%, 08/15/16	88
824	Series 2367, Class ME, 6.500%, 10/15/31	874
1,580	Series 2480, Class EJ, 6.000%, 08/15/32	1,768
2,963	Series 2562, Class PG, 5.000%, 01/15/18	3,163
3,335	Series 2611, Class QZ, 5.000%, 05/15/33	3,723
398	Series 2647, Class A, 3.250%, 04/15/32	408
1,412	Series 2651, Class VZ, 4.500%, 07/15/18	1,499
4,986	Series 2656, Class BG, 5.000%, 10/15/32	5,204
1,358	Series 2688, Class DG, 4.500%, 10/15/23	1,472
3,651	Series 2727, Class PE, 4.500%, 07/15/32	3,727
5,130	Series 2773, Class TB, 4.000%, 04/15/19	5,471
6,623	Series 2841, Class AT, 4.000%, 08/15/19	7,064
1,625	Series 2882, Class QD, 4.500%, 07/15/34	1,739
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,874
2,165	Series 2927, Class GA, 5.500%, 10/15/34	2,374
5,500	Series 2931, Class QD, 4.500%, 02/15/20	5,902
709	Series 2976, Class HP, 4.500%, 01/15/33	717
6,065	Series 3036, Class ND, 5.000%, 05/15/34 (m)	6,271
544	Series 3045, Class HN, 4.500%, 09/15/33	560
1,258	Series 3085, Class VS, HB, IF, 27.984%, 12/15/35	2,039
3,764	Series 3181, Class OP, PO, 07/15/36	3,475
4,237	Series 3188, Class GE, 6.000%, 07/15/26	4,592
16,203	Series 3325, Class JL, 5.500%, 06/15/37	17,524
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,689
5,522	Series 3413, Class B, 5.500%, 04/15/37	6,088
3,557	Series 3544, Class PC, 5.000%, 05/15/37	3,669
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,591
10,143	Series 3737, Class DG, 5.000%, 10/15/30	11,041

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,873	Series 3777, Class WA, 4.000%, 12/15/40	8,114
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,133
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,094
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,818
33,551	Series 3981, Class PA, 3.000%, 04/15/31	34,339
16,211	Series 4002, Class MV, 4.000%, 01/15/30	16,709
26,318	Series 4039, Class SA, IF, IO, 6.316%, 05/15/42	4,473
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,965
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,239
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,634
3,896	Series 4181, Class VA, 3.000%, 05/15/26	3,960
31,242	Series 4186, Class JE, 2.000%, 03/15/33	29,316
19,631	Series 4188, Class JG, 2.000%, 04/15/33	18,576
14,893	Series 4206, Class DA, 2.000%, 05/15/33	13,713
	Federal Home Loan Mortgage Corp. STRIPS,
62	Series 155, Class IO, IO, 7.000%, 11/01/23	11
23,718	Series 264, Class 30, 3.000%, 07/15/42	23,252
28,553	Series 267, Class 30, 3.000%, 08/15/42	27,264
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,160	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,449
2,432	Series T-54, Class 2A, 6.500%, 02/25/43	2,902
1,025	Series T-56, Class APO, PO, 05/25/43	919
918	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,046
	Federal National Mortgage Association REMIC Trust,
276	Series 1999-W4, Class A9, 6.250%, 02/25/29	310
2,284	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,515
1,082	Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	1,245
538	Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	640
1,566	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,617
3,761	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,403
3,118	Series 2009-W1, Class A, 6.000%, 12/25/49	3,569
	Federal National Mortgage Association REMIC,
65	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	139

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
33	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	34
207	Series 1993-110, Class H, 6.500%, 05/25/23	237
158	Series 1993-146, Class E, PO, 05/25/23	147
2,526	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,910
28	Series 1993-205, Class H, PO, 09/25/23	27
42	Series 1993-217, Class H, PO, 08/25/23	39
32	Series 1993-228, Class G, PO, 09/25/23	30
865	Series 1994-37, Class L, 6.500%, 03/25/24	959
3,150	Series 1994-51, Class PV, 6.000%, 03/25/24	3,489
1,485	Series 1998-58, Class PC, 6.500%, 10/25/28	1,672
379	Series 2000-8, Class Z, 7.500%, 02/20/30	443
794	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	177
264	Series 2002-2, Class UC, 6.000%, 02/25/17	281
392	Series 2002-3, Class PG, 5.500%, 02/25/17	415
2,137	Series 2002-73, Class OE, 5.000%, 11/25/17	2,309
1,036	Series 2002-92, Class FB, VAR, 0.834%, 04/25/30	1,044
7,899	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,499
311	Series 2003-67, Class SA, HB, IF, 44.304%, 10/25/31	725
1,587	Series 2003-74, Class VL, 5.500%, 11/25/22	1,600
8,772	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	9,180
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,211
4,959	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	5,373
10,998	Series 2004-7, Class JK, 4.000%, 02/25/19	11,655
2,144	Series 2004-46, Class QD, HB, IF, 23.264%, 03/25/34	3,147
2,492	Series 2004-54, Class FL, VAR, 0.584%, 07/25/34	2,502
4,545	Series 2004-60, Class PA, 5.500%, 04/25/34	4,958
8,867	Series 2004-97, Class B, 5.500%, 01/25/35	9,662
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,461
1,133	Series 2005-29, Class AK, 4.500%, 04/25/35	1,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,848	Series 2005-58, Class EP, 5.500%, 07/25/35	3,160
5,541	Series 2005-62, Class DX, 5.000%, 05/25/34	5,811
3,017	Series 2005-83, Class LA, 5.500%, 10/25/35	3,375
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	5,759
9,027	Series 2006-3, Class SB, IF, IO, 6.516%, 07/25/35	1,493
16,296	Series 2006-51, Class FP, VAR, 0.534%, 03/25/36	16,351
216	Series 2006-81, Class FA, VAR, 0.534%, 09/25/36	216
2,209	Series 2006-110, Class PO, PO, 11/25/36	2,033
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,592
1,616	Series 2009-89, Class A1, 5.410%, 05/25/35	1,742
194	Series 2010-4, Class SL, IF, 11.173%, 02/25/40	199
4,083	Series 2010-11, Class CB, 4.500%, 02/25/40	4,273
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,549
8,258	Series 2010-68, Class EP, 4.500%, 12/25/39	8,942
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,363
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	3,972
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,394
22,725	Series 2012-47, Class QE, 4.000%, 05/25/38	24,170
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,607
16,186	Series 2012-60, Class EP, 3.000%, 04/25/42	16,169
24,438	Series 2012-63, Class VA, 4.000%, 08/25/23	26,019
19	Series G92-35, Class EB, 7.500%, 07/25/22	21
146	Series G92-44, Class ZQ, 8.000%, 07/25/22	161
	Federal National Mortgage Association STRIPS,
2,874	Series 278, Class 1, VAR, 0.888%, 08/01/25	2,886
977	Series 278, Class 3, VAR, 0.960%, 11/01/23	1,005
1,068	Series 343, Class 23, IO, 4.000%, 10/01/18	71

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Government National Mortgage Association,
550		Series 1998-22, Class PD, 6.500%, 09/20/28	585
315		Series 1999-17, Class L, 6.000%, 05/20/29	334
3,009		Series 2001-10, Class PE, 6.500%, 03/16/31	3,385
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,702
2,931		Series 2003-59, Class XA, IO, VAR, 0.998%, 06/16/34	18
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,734
10,599		Series 2005-28, Class AJ, 5.500%, 04/20/35	11,662
2,136		Series 2008-15, Class NB, 4.500%, 02/20/38	2,277
8,041		Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	1,320
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	31,244
4,295		Series 2009-52, Class MA, 5.000%, 11/20/36	4,481
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,312
11,329		Series 2011-29, Class Z, 5.000%, 05/20/40	12,122

		Total Collateralized Mortgage Obligations (Cost $702,329)	707,654

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,509)	6,549

Mortgage Pass-Through Securities — 5.5%
		Federal Home Loan Mortgage Corp.,
13		ARM, 2.201%, 02/01/19	14
5		ARM, 2.211%, 07/01/30	5
175		ARM, 2.259%, 01/01/27	186
21		ARM, 2.330%, 04/01/30	22
65		ARM, 2.410%, 08/01/18	68
19		ARM, 2.431%, 03/01/18	20
1,979		ARM, 2.440%, 03/01/37	2,098
31		ARM, 2.750%, 06/01/18	31
63		ARM, 2.773%, 01/01/21	63
2		ARM, 2.899%, 01/01/20	2
39		ARM, 3.009%, 11/01/18	41
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
244		5.000%, 12/01/13 - 12/01/16	258
39		6.000%, 04/01/14	39
96		6.500%, 06/01/14	98
—	(h)	7.000%, 12/01/14	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

566		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	607
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,450		4.000%, 04/01/42	5,623
1,912		4.500%, 10/01/40	2,021
769		5.500%, 11/01/33	830
172		6.000%, 02/01/32	190
780		6.500%, 01/01/24 - 07/01/29	868
1,257		7.000%, 08/01/25 - 09/01/29 (m)	1,461
66		7.500%, 09/01/24 - 08/01/25	73
71		8.000%, 11/01/24 - 09/01/25	78
148		8.500%, 05/01/24 - 07/01/28	171
4		9.000%, 10/01/17 - 11/01/21	4
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
152		ARM, 2.204%, 11/01/27 - 11/01/40	156
40		ARM, 2.245%, 06/01/29	40
188		ARM, 2.250%, 06/01/17 - 08/01/30	196
26		ARM, 2.276%, 06/01/20	27
30		ARM, 2.364%, 09/01/14	30
70		ARM, 2.510%, 07/01/17	72
107		ARM, 2.750%, 06/01/15 - 01/01/29	112
4		ARM, 3.000%, 07/01/27	4
85		ARM, 3.021%, 08/01/19	85
29		ARM, 3.200%, 08/01/19	29
59		ARM, 3.762%, 09/01/27	60
13		ARM, 5.994%, 04/01/19	14
14		ARM, 6.000%, 12/01/18	14
		Federal National Mortgage Association, 15 Year, Single Family,
6,132		4.000%, 04/01/19 - 09/01/25	6,475
1,787		4.500%, 03/01/19	1,915
936		5.500%, 11/01/16 - 03/01/18	989
11		6.000%, 08/01/14	11
		Federal National Mortgage Association, 20 Year, Single Family,
674		5.000%, 11/01/23	732
821		6.000%, 03/01/22	896
15		7.500%, 06/01/14 - 07/01/14	15
		Federal National Mortgage Association, 30 Year, Single Family,
4,289		3.500%, 05/01/42	4,299
6,993		4.000%, 02/01/42	7,227
988		4.500%, 03/01/38	1,043
2,734		5.000%, 11/01/33	3,003
17,975		5.500%, 02/01/29 - 05/01/36 (m)	19,769
2,747		6.000%, 07/01/36	3,060

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	141

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
585	6.500%, 06/01/26 - 04/01/32	652
4,006	7.000%, 02/01/24 - 03/01/35	4,514
205	7.500%, 03/01/30 - 04/01/30	225
107	10.000%, 10/01/16 - 11/01/21	117
	Federal National Mortgage Association, Other,
7,803	3.221%, 01/01/22	7,761
9,756	3.373%, 01/01/22	9,811
103	6.000%, 09/01/28	114
	Government National Mortgage Association II, 30 Year, Single Family,
279	8.000%, 11/20/26 - 11/20/27	338
	Government National Mortgage Association, 30 Year, Single Family,
27	6.000%, 10/15/23	30
674	6.500%, 06/15/23 - 02/15/24(m)	749
304	7.000%, 12/15/22 - 06/15/28	346
368	7.500%, 02/15/22 - 02/15/28	409
183	8.000%, 07/15/22 - 08/15/26	208
389	9.000%, 06/15/16 - 11/15/24	439
13	9.500%, 08/15/16 - 09/15/20	14

	Total Mortgage Pass-Through Securities (Cost $87,895)	90,871

U.S. Government Agency Securities — 19.1%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	11,967
12,824	5.750%, 12/07/28	15,661
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	25,086
10,000	6.250%, 05/15/29	12,827
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	28,391
8,000	05/15/23	5,696
9,200	05/29/26	5,611
10,000	05/15/30	4,944
26,153	Financing Corp. STRIPS, 12/06/18	23,391
	Residual Funding Corp. STRIPS,
34,520	10/15/19	30,052
90,500	07/15/20	76,399
10,000	01/15/30	5,290
5,000	04/15/30	2,628
	Resolution Funding Corp. STRIPS,
50,000	07/15/20	42,137
15,000	04/15/28	8,591
	Tennessee Valley Authority STRIPS,
4,500	07/15/16	4,347
14,740	12/15/17	13,488

	Total U.S. Government Agency Securities (Cost $264,272)	316,506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 27.0%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	24,787
20,000	5.250%, 02/15/29	24,797
2,500	7.125%, 02/15/23	3,448
13,140	7.250%, 05/15/16	15,461
3,935	7.250%, 08/15/22	5,430
3,635	8.000%, 11/15/21	5,154
3,190	8.875%, 08/15/17	4,138
1,020	9.000%, 11/15/18	1,396
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	34,954
25,000	0.625%, 05/31/17	24,523
25,000	1.000%, 11/30/19	23,510
25,000	2.000%, 04/30/16	25,898
20,000	2.000%, 11/15/21	19,269
25,000	2.000%, 02/15/22	23,965
25,000	2.625%, 08/15/20	25,736
80,000	2.625%, 11/15/20	82,068
25,000	4.250%, 11/15/17	28,024
1,020	4.750%, 08/15/17	1,160
	U.S. Treasury STRIPS,
5,845	02/15/15	5,820
1,655	05/15/15	1,645
600	08/15/15	595
1,900	08/15/15	1,885
1,190	05/15/16	1,169
72,500	05/15/20	62,800

	Total U.S. Treasury Obligations (Cost $423,961)	447,632

SHARES
Short-Term Investment — 5.1%
	Investment Company — 5.1%
83,890	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $83,890)	83,890

	Total Investments — 99.8% (Cost $1,568,856)	1,653,102
	Other Assets in Excess of Liabilities — 0.2%	2,886

	NET ASSETS — 100.0%	$1,655,988

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
182		GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.264%, 03/25/36	98
86		Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.684%, 09/25/34 (i)	13
7,000		Unipac IX LLC, 13.000%, 05/15/16 (i)	6,985

		Total Asset-Backed Securities (Cost $7,168)	7,096

Commercial Mortgage-Backed Security — 0.0% (g)
—	(h)	Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, VAR, 2.484%, 11/15/15 (e) (Cost $—(h))	—	(h)

Convertible Bonds — 0.1%
		Consumer Discretionary — 0.0% (g)
		Hotels, Restaurants & Leisure — 0.0% (g)
3,081		Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i) (Cost $3,081)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
5,131		Somerset Cayuga Holding Co., Inc., HB, PIK, 20.000%, 06/15/17 (e) (i) (Cost $5,131)	11,802

		Total Convertible Bonds (Cost $8,212)	11,802

Corporate Bonds — 81.1%
		Consumer Discretionary — 11.9%
		Auto Components — 0.3%
17,745		Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	18,122
10,599		JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	11,129

			29,251

		Automobiles — 0.4%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
6,944		8.000%, 06/15/19	7,543
27,010		8.250%, 06/15/21	29,643
4,000		Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	3,850
		Motors Liquidation Co.,
50		0.000%, 06/01/49 (i)	—	(h)
973		5.250%, 03/06/32 (i)	1
953		6.250%, 07/15/33 (i)	—	(h)
10,255		6.750%, 05/01/28 (d) (i)	—	(h)
246		7.250%, 04/15/41 (i)	—	(h)
284		7.250%, 07/15/41 (i)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		41,037

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,650
9,005	7.000%, 05/20/22	9,501
3,273	LKQ Corp., 4.750%, 05/15/23 (e)	3,011
	VWR Funding, Inc.,
10,255	7.250%, 09/15/17	10,665
2,286	10.750%, 06/30/17 (e)	2,309

		35,136

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	417
2,179	5.375%, 01/15/22 (e)	2,117
6,630	7.000%, 05/15/19	7,094
7,970	8.000%, 11/15/21	9,106
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,658

		22,392

	Hotels, Restaurants & Leisure — 2.4%
6,725	Burger King Corp., 9.875%, 10/15/18	7,566
	Caesars Entertainment Operating Co., Inc.,
10,000	9.000%, 02/15/20	9,600
5,000	11.250%, 06/01/17	5,150
2,814	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,941
3,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21 (e)	3,049
23,765	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	13,784
14,566	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17	15,695
5,000	DineEquity, Inc., 9.500%, 10/30/18	5,562

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	143

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
6,270	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	6,286
6,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	7,547
	Isle of Capri Casinos, Inc.,
3,050	5.875%, 03/15/21	2,821
5,485	8.875%, 06/15/20	5,677
	MGM Resorts International,
4,140	6.625%, 12/15/21	4,202
5,500	6.750%, 10/01/20	5,610
10,945	8.625%, 02/01/19	12,286
15,445	10.000%, 11/01/16	18,148
18,150	11.375%, 03/01/18	22,687
4,425	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	4,431
	Real Mex Restaurants, Inc.,
3,607	11.000%, 03/15/14 (i)	3,607
6,457	19.000%, 03/21/16 (i)	3,590
735	19.000%, 03/21/16 (i)	735
6,985	Sabre, Inc., 8.500%, 05/15/19 (e)	7,526
9,285	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	8,960
14,340	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	15,344
12,800	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	12,736
2,835	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,679
5,000	Station Casinos LLC, 7.500%, 03/01/21	5,150
19,187	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	20,338
5,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	5,495
8,270	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	9,180

		248,382

	Household Durables — 1.6%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	3,232
14,427	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	14,752
4,755	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	4,696
5,930	D.R. Horton, Inc., 4.375%, 09/15/22	5,278

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — Continued
	K. Hovnanian Enterprises, Inc.,
5,095	7.250%, 10/15/20 (e)	5,375
5,597	9.125%, 11/15/20 (e)	6,017
12,100	11.875%, 10/15/15	13,673
	KB Home,
3,154	7.500%, 09/15/22	3,288
1,000	8.000%, 03/15/20	1,082
2,110	9.100%, 09/15/17	2,390
	Lennar Corp.,
7,610	5.000%, 11/15/22 (e)	6,982
11,678	6.950%, 06/01/18	12,671
2,430	Series B, 12.250%, 06/01/17	3,122
18,582	M/I Homes, Inc., 8.625%, 11/15/18	19,836
12,910	Meritage Homes Corp., 7.000%, 04/01/22	13,814
8,600	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	8,922
	Standard Pacific Corp.,
8,490	8.375%, 05/15/18	9,594
5,775	8.375%, 01/15/21	6,468
1,544	10.750%, 09/15/16	1,833
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
3,232	5.250%, 04/15/21 (e)	3,054
4,252	7.750%, 04/15/20 (e)	4,646
	Toll Brothers Finance Corp.,
2,220	4.375%, 04/15/23	2,031
2,812	5.875%, 02/15/22	2,868
5,706	WCI Communities, Inc., 6.875%, 08/15/21 (e)	5,535

		161,159

	Internet & Catalog Retail — 0.4%
7,309	Netflix, Inc., 5.375%, 02/01/21 (e)	7,346
	Sitel LLC/Sitel Finance Corp.,
12,285	11.000%, 08/01/17 (e)	13,022
20,000	11.500%, 04/01/18	17,000

		37,368

	Leisure Equipment & Products — 0.0% (g)
3,746	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	3,015

	Media — 4.5%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
3,500	10.875%, 10/01/10 (d)	26
	Cablevision Systems Corp.,
2,442	5.875%, 09/15/22	2,332
6,437	7.750%, 04/15/18	7,065
26,147	8.000%, 04/15/20	28,958
1,515	8.625%, 09/15/17	1,723
17,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23 (e)	15,853
12,893	Cenveo Corp., 8.875%, 02/01/18	12,829
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
1,368	5.125%, 12/15/21 (e)	1,258
14,473	6.375%, 09/15/20 (e)	14,437
	Clear Channel Communications, Inc.,
1,132	9.000%, 12/15/19	1,090
4,380	9.000%, 03/01/21	4,161
	Clear Channel Worldwide Holdings, Inc.,
9,855	6.500%, 11/15/22	9,781
23,105	6.500%, 11/15/22	23,105
2,650	Series A, 7.625%, 03/15/20	2,630
36,451	Series B, 7.625%, 03/15/20	36,542
4,642	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	4,456
	CSC Holdings LLC,
2,210	6.750%, 11/15/21	2,326
500	8.625%, 02/15/19	575
	DISH DBS Corp.,
19,801	5.000%, 03/15/23	18,266
15,367	5.125%, 05/01/20	14,868
15,855	5.875%, 07/15/22	15,538
18,800	6.750%, 06/01/21	19,599
16,987	7.875%, 09/01/19	19,153
4,500	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	4,624
4,360	Gannett Co., Inc., 5.125%, 07/15/20 (e)	4,316
4,750	Gray Television, Inc., 7.500%, 10/01/20	5,011
2,860	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	3,103
2,255	Interactive Data Corp., 10.250%, 08/01/18	2,509
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,053
5,977	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,306
14,825	Media General, Inc., 11.750%, 02/15/17	16,308
11,815	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	12,967

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
4,485	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	4,350
4,278	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	4,332
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,420
7,240	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	7,113
4,225	Regal Entertainment Group, 5.750%, 06/15/23	3,950
	Sinclair Television Group, Inc.,
5,645	5.375%, 04/01/21	5,349
4,715	6.125%, 10/01/22	4,656
	Sirius XM Radio, Inc.,
4,001	4.625%, 05/15/23 (e)	3,531
2,855	5.250%, 08/15/22 (e)	2,648
11,271	5.750%, 08/01/21 (e)	11,045
11,930	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	10,856
	Univision Communications, Inc.,
7,635	5.125%, 05/15/23 (e)	7,205
42,293	6.750%, 09/15/22 (e)	43,879
4,828	7.875%, 11/01/20 (e)	5,232
16,625	8.500%, 05/15/21 (e)	17,997
2,236	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	2,292

		462,666

	Multiline Retail — 0.1%
12,000	Sears Holdings Corp., 6.625%, 10/15/18	11,100

	Specialty Retail — 1.7%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,774
7,860	Best Buy Co., Inc., 5.000%, 08/01/18	7,920
	Claire’s Stores, Inc.,
5,111	7.750%, 06/01/20 (e)	5,085
34,091	8.875%, 03/15/19	36,648
41,000	9.000%, 03/15/19 (e)	45,664
7,337	CST Brands, Inc., 5.000%, 05/01/23 (e)	6,970
12,000	Gymboree Corp. (The), 9.125%, 12/01/18	11,340
10,000	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	10,300
	Neebo, Inc.,
195	15.000%, 06/30/16	204
1,954	15.000%, 06/30/16 (e)	2,047

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	145

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Specialty Retail — Continued
8,051	New Look Bondco I plc, (United Kingdom), 8.375%, 05/14/18 (e)	7,971
5,000	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	5,356
8,333	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	8,239
7,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	7,859
3,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	3,219
15,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	15,188

		176,784

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,200	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	4,331

	Total Consumer Discretionary	1,232,621

	Consumer Staples — 4.3%
	Beverages — 0.2%
	Constellation Brands, Inc.,
4,259	3.750%, 05/01/21	3,939
8,555	4.250%, 05/01/23	7,849
5,300	6.000%, 05/01/22	5,605
6,855	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	6,924

		24,317

	Food & Staples Retailing — 1.4%
	American Stores Co.,
3,600	7.100%, 03/20/28	4,356
4,000	8.000%, 06/01/26	5,205
11,455	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	11,197
4,029	Michael Foods Group, Inc., 9.750%, 07/15/18	4,422
	New Albertsons, Inc.,
15,490	7.450%, 08/01/29	11,850
14,050	8.000%, 05/01/31	11,170
1,214	8.700%, 05/01/30	995
	Rite Aid Corp.,
11,320	6.750%, 06/15/21 (e)	11,462
8,750	9.250%, 03/15/20	9,898
20,025	10.250%, 10/15/19	22,553
23,938	SUPERVALU, Inc., 8.000%, 05/01/16	26,092
14,995	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	16,570
4,795	Tops Holding II Corp., PIK, 9.500%, 06/15/18 (e)	4,819

		140,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.1%
6,229	ARAMARK Corp., 5.750%, 03/15/20 (e)	6,354
8,982	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	9,768
4,355	Dean Foods Co., 7.000%, 06/01/16	4,769
3,144	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (d) (i)	—
31,500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	29,767
	JBS USA LLC/JBS USA Finance, Inc.,
3,980	7.250%, 06/01/21 (e)	4,020
8,694	8.250%, 02/01/20 (e)	9,063
20,435	Pilgrim’s Pride Corp., 7.875%, 12/15/18	22,070
9,377	Smithfield Foods, Inc., 7.750%, 07/01/17	10,549
	Sun Merger Sub, Inc.,
7,137	5.250%, 08/01/18 (e)	7,164
4,325	5.875%, 08/01/21 (e)	4,314
6,200	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	6,370

		114,208

	Household Products — 1.5%
3,064	Armored Autogroup, Inc., 9.250%, 11/01/18	2,681
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
31,000	5.750%, 10/15/20	30,729
15,600	6.875%, 02/15/21	16,458
7,633	7.125%, 04/15/19	8,120
27,331	7.875%, 08/15/19	30,064
10,525	8.500%, 05/15/18	10,893
11,125	9.000%, 04/15/19	11,486
30,314	9.875%, 08/15/19	32,209
1,300	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co., 8.250%, 02/15/21	1,284
4,242	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	4,348
10,199	Spectrum Brands, Inc., 6.750%, 03/15/20	10,760

		159,032

	Personal Products — 0.0% (g)
4,863	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	4,632

	Tobacco — 0.1%
5,500	Alliance One International, Inc., 9.875%, 07/15/21 (e)	5,033

	Total Consumer Staples	447,811

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy — 13.0%
	Energy Equipment & Services — 2.5%
	Basic Energy Services, Inc.,
4,875	7.750%, 02/15/19	4,936
8,064	7.750%, 10/15/22	7,822
3,599	Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21 (e)	3,491
5,335	Hercules Offshore, Inc., 8.750%, 07/15/21 (e)	5,668
7,573	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	7,857
33,989	Key Energy Services, Inc., 6.750%, 03/01/21	33,564
6,600	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	6,963
	Oil States International, Inc.,
7,000	5.125%, 01/15/23 (e)	7,647
20,600	6.500%, 06/01/19	21,733
7,680	Parker Drilling Co., 7.500%, 08/01/20 (e)	7,546
17,958	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	19,664
7,815	Pioneer Energy Services Corp., 9.875%, 03/15/18	8,450
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,800
11,195	6.625%, 11/15/20	11,782
14,800	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	13,468
	Seadrill Ltd., (Bermuda),
5,571	5.625%, 09/15/17 (e)	5,613
11,200	6.500%, 10/05/15	11,676
3,000	SESI LLC, 7.125%, 12/15/21	3,247
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,650
5,108	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	5,185
15,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	16,649
38,631	Unit Corp., 6.625%, 05/15/21	39,404

		257,815

	Oil, Gas & Consumable Fuels — 10.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
15,453	4.875%, 05/15/23	14,371
9,703	5.875%, 04/15/21	9,970
14,383	6.125%, 07/15/22	14,779
5,315	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	5,567

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Antero Resources Finance Corp.,
16,750	6.000%, 12/01/20	16,708
4,755	9.375%, 12/01/17	5,040
	Arch Coal, Inc.,
1,800	7.250%, 10/01/20	1,386
2,000	7.250%, 06/15/21	1,545
5,100	8.750%, 08/01/16	4,934
5,605	9.875%, 06/15/19 (e)	4,877
	Bill Barrett Corp.,
13,894	7.000%, 10/15/22	13,477
12,083	7.625%, 10/01/19	12,204
3,000	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,052
7,976	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 08/01/20	8,764
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,121
10,400	5.375%, 06/15/21	10,322
8,900	5.750%, 03/15/23	8,856
16,166	6.125%, 02/15/21	16,813
2,100	6.625%, 08/15/20	2,252
8,120	6.875%, 11/15/20	8,790
3,000	7.250%, 12/15/18	3,397
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	13,819
21,255	Cimarex Energy Co., 5.875%, 05/01/22	21,574
13,087	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	14,527
3,288	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	3,559
	Comstock Resources, Inc.,
6,550	7.750%, 04/01/19	6,747
7,003	8.375%, 10/15/17	7,318
12,025	9.500%, 06/15/20	13,047
	Concho Resources, Inc.,
15,101	5.500%, 10/01/22	14,761
8,789	5.500%, 04/01/23	8,526
7,855	6.500%, 01/15/22	8,326
9,054	7.000%, 01/15/21	9,937
	CONSOL Energy, Inc.,
14,600	6.375%, 03/01/21	14,746
11,730	8.250%, 04/01/20	12,434
	Continental Resources, Inc.,
17,588	5.000%, 09/15/22	17,764
10,115	7.125%, 04/01/21	11,076

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,667	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.750%, 04/01/19	6,959
6,993	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	6,713
4,950	El Paso LLC, 6.500%, 09/15/20	5,221
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,503
2,064	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	2,296
32,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	35,255
	EP Energy LLC/Everest Acquisition Finance, Inc.,
7,655	6.875%, 05/01/19	8,134
6,302	7.750%, 09/01/22	6,743
12,831	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	13,087
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	11,992
6,000	7.875%, 12/15/18	6,375
7,200	Halcon Resources Corp., 9.250%, 02/15/22 (e)	7,200
	Hilcorp Energy I LP/Hilcorp Finance Co.,
24,065	7.625%, 04/15/21 (e)	25,629
10,990	8.000%, 02/15/20 (e)	11,952
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20	8,234
5,200	8.250%, 03/15/18	5,512
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21 (e)	6,979
5,955	5.500%, 02/01/22 (e)	5,747
4,395	Laredo Petroleum, Inc., 7.375%, 05/01/22	4,637
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	7,657
9,088	6.250%, 06/15/22	9,497
324	6.500%, 08/15/21	344
17,060	6.750%, 11/01/20	18,211
9,131	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	9,085
4,155	MEG Energy Corp., (Canada), 6.500%, 03/15/21 (e)	4,228
1,361	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	1,381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
2,000	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	1,985
6,400	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	6,640
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	8,352
8,000	5.750%, 01/30/22	7,960
13,895	6.875%, 02/01/20	14,555
6,070	7.125%, 05/15/18	6,305
3,449	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	3,527
	Peabody Energy Corp.,
20,070	6.000%, 11/15/18	19,970
20,250	6.250%, 11/15/21	19,541
	Plains Exploration & Production Co.,
12,937	6.500%, 11/15/20	13,772
9,000	6.750%, 02/01/22	9,573
2,896	6.875%, 02/15/23	3,082
	QEP Resources, Inc.,
6,983	5.250%, 05/01/23	6,547
13,950	5.375%, 10/01/22	13,322
20,569	6.875%, 03/01/21	22,317
	Range Resources Corp.,
3,033	5.000%, 03/15/23	2,965
1,080	6.750%, 08/01/20	1,163
2,000	8.000%, 05/15/19	2,150
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23 (e)	3,720
8,000	5.500%, 04/15/23	7,720
12,345	6.500%, 07/15/21	13,086
6,200	Rosetta Resources, Inc., 5.625%, 05/01/21	5,983
17,041	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	17,297
27,415	Samson Investment Co., 10.250%, 02/15/20 (e)	28,649
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	10,049
6,876	SemGroup LP, 7.500%, 06/15/21 (e)	6,996
	SM Energy Co.,
9,600	5.000%, 01/15/24 (e)	8,904
13,315	6.500%, 11/15/21	13,981
19,280	6.500%, 01/01/23	19,858
22,659	6.625%, 02/15/19	23,679
14,108	Stone Energy Corp., 7.500%, 11/15/22	14,566
	Swift Energy Co.,
9,497	7.125%, 06/01/17	9,687
16,375	7.875%, 03/01/22	15,884
186	8.875%, 01/15/20	191

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,078
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23 (e)	9,700
3,600	6.375%, 08/01/22	3,726
11,585	6.875%, 02/01/21	12,280
3,565	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	3,610
27,900	W&T Offshore, Inc., 8.500%, 06/15/19	29,574
5,143	Western Refining, Inc., 6.250%, 04/01/21	5,040
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,128
48,315	6.000%, 01/15/22	48,194

		1,090,263

	Total Energy	1,348,078

	Financials — 6.5%
	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
1,275	6.000%, 11/15/17	1,320
9,350	6.375%, 11/15/19	9,817
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,073
3,889	5.875%, 03/15/22 (e)	3,986
5,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,970

		26,166

	Commercial Banks — 1.2%
	Barclays Bank plc, (United Kingdom),
6,640	7.625%, 11/21/22	6,482
6,900	10.179%, 06/12/21 (e)	8,844
	CIT Group, Inc.,
8,696	5.000%, 08/15/22	8,218
32,255	5.250%, 03/15/18	33,303
3,256	5.375%, 05/15/20	3,272
31,425	6.625%, 04/01/18 (e)	33,939
4,120	Regions Bank, 7.500%, 05/15/18	4,812
	Royal Bank of Scotland Group plc, (United Kingdom),
5,085	6.100%, 06/10/23	4,893
11,884	6.125%, 12/15/22	11,441
10,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S., VAR, 9.500%, 03/16/22	11,326

		126,530

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
37,488	7.500%, 09/15/20	42,174
5,765	8.000%, 03/15/20	6,637
70,504	8.000%, 11/01/31	81,080
3,879	Community Choice Financial, Inc., 10.750%, 05/01/19	3,607
3,306	General Motors Financial Co., Inc., 2.750%, 05/15/16 (e)	3,298

		136,796

	Diversified Financial Services — 1.3%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	16,669
5,556	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	4,917
8,135	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	8,318
	Capmark Financial Group, Inc., Escrow,
144,695	0.000%, 05/10/10 (d)	1,917
26,501	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	24,845
9,806	Highland Ranch, 6.700%, 09/01/20 (i)	7,551
2,524	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	2,556
6,226	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	6,164
9,225	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	9,409
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,711
8,450	6.500%, 06/01/22	8,091
6,659	7.875%, 10/01/20	7,025
6,375	9.625%, 05/01/19	7,140
5,735	Patriot Merger Corp., 9.000%, 07/15/21 (e)	5,907
6,871	Renaissance Acquisition Corp., 6.875%, 08/15/21 (e)	6,716
4,840	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,203
3,884	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	4,321
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,540

		132,000

	Insurance — 1.7%
40,405	American International Group, Inc., VAR, 8.175%, 05/15/58	47,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
4,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	4,877
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,321
9,705	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	10,991
	Liberty Mutual Group, Inc.,
15,724	7.800%, 03/15/37 (e)	17,689
49,258	VAR, 10.750%, 06/15/58 (e)	72,902
12,083	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	12,113
5,001	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	4,676

		175,944

	Real Estate Investment Trusts (REITs) — 0.4%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,258
5,665	Felcor Lodging LP, 6.750%, 06/01/19	5,934
7,237	iStar Financial, Inc., 9.000%, 06/01/17	8,196
3,200	Potlatch Corp., 7.500%, 11/01/19	3,584
1,228	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	1,142
13,000	Weyerhaeuser Co., 8.500%, 01/15/25	16,389

		42,503

	Real Estate Management & Development — 0.3%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,652
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	9,856
7,708	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	7,573

		28,081

	Thrifts & Mortgage Finance — 0.1%
6,295	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	6,358

	Total Financials	674,378

	Health Care — 7.9%
	Health Care Equipment & Supplies — 1.1%
	Alere, Inc.,
3,858	6.500%, 06/15/20 (e)	3,848
250	7.250%, 07/01/18	270
	Biomet, Inc.,
23,070	6.500%, 08/01/20	23,647
17,405	6.500%, 10/01/20	17,361
16,080	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	15,839
28,808	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	32,265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — Continued
12,350	Hologic, Inc., 6.250%, 08/01/20	12,875
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18 (e)	2,022
5,458	4.750%, 04/15/23 (e)	5,175
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,625

		115,927

	Health Care Providers & Services — 5.3%
6,165	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	6,134
8,200	Amsurg Corp., 5.625%, 11/30/20	8,282
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,590
8,612	7.125%, 07/15/20	8,698
15,420	8.000%, 11/15/19	16,191
	DaVita HealthCare Partners, Inc.,
10,500	5.750%, 08/15/22	10,395
14,110	6.375%, 11/01/18	14,815
8,800	6.625%, 11/01/20	9,328
8,985	Envision Healthcare Corp., 8.125%, 06/01/19	9,715
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,529
16,829	5.875%, 01/31/22 (e)	17,124
	Fresenius Medical Care U.S. Finance, Inc.,
11,985	5.750%, 02/15/21 (e)	12,225
3,075	6.500%, 09/15/18 (e)	3,352
8,669	6.875%, 07/15/17	9,622
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	11,614
	HCA, Inc.,
6,945	4.750%, 05/01/23	6,485
28,425	5.875%, 03/15/22	29,349
6,800	Series 1, 5.875%, 05/01/23	6,630
8,053	6.375%, 01/15/15	8,476
37,293	6.500%, 02/15/20	40,043
8,825	7.250%, 09/15/20	9,608
30,048	7.500%, 02/15/22	32,677
1,580	7.875%, 02/15/20	1,704
22,600	8.000%, 10/01/18	25,482
8,556	8.500%, 04/15/19	9,241
	Health Management Associates, Inc.,
6,117	6.125%, 04/15/16	6,683
7,539	7.375%, 01/15/20	8,425
9,045	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	9,475
	inVentiv Health, Inc.,
8,000	9.000%, 01/15/18 (e)	8,160
31,323	11.000%, 08/15/18 (e)	25,528

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
5,450	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,763
20,073	MultiPlan, Inc., 9.875%, 09/01/18 (e)	22,231
15,760	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	16,863
3,100	Omnicare, Inc., 7.750%, 06/01/20	3,410
	Tenet Healthcare Corp.,
15,915	4.375%, 10/01/21 (e)	14,443
14,103	4.500%, 04/01/21 (e)	12,975
7,725	4.750%, 06/01/20	7,300
10,025	6.250%, 11/01/18	10,589
16,780	8.000%, 08/01/20	17,430
14,630	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,130
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
11,895	7.750%, 02/01/19	12,728
28,878	8.000%, 02/01/18	30,502

		550,944

	Health Care Technology — 0.1%
10,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,837

	Pharmaceuticals — 1.4%
11,528	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	11,672
14,025	Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12 # (i)	421
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,419
3,130	7.000%, 12/15/20	3,209
1,959	7.250%, 01/15/22	2,003
2,025	Hospira, Inc., 5.200%, 08/12/20	2,034
2,296	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	2,376
	Valeant Pharmaceuticals International,
26,088	6.375%, 10/15/20 (e)	26,512
10,225	6.500%, 07/15/16 (e)	10,583
5,450	6.750%, 10/01/17 (e)	5,798
5,870	6.750%, 08/15/21 (e)	6,046
9,400	6.875%, 12/01/18 (e)	9,964
13,520	7.000%, 10/01/20 (e)	14,196
1,390	7.250%, 07/15/22 (e)	1,473
	VPII Escrow Corp., (Canada),
19,415	6.750%, 08/15/18 (e)	20,556
16,634	7.500%, 07/15/21 (e)	17,798

		140,060

	Total Health Care	817,768

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 9.6%
	Aerospace & Defense — 0.8%
5,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	5,743
	B/E Aerospace, Inc.,
15,637	5.250%, 04/01/22	15,481
6,575	6.875%, 10/01/20	7,101
14,000	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e)	13,790
1,865	Esterline Technologies Corp., 7.000%, 08/01/20	2,000
6,184	GenCorp, Inc., 7.125%, 03/15/21 (e)	6,478
1,777	Moog, Inc., 7.250%, 06/15/18	1,844
10,140	TransDigm, Inc., 5.500%, 10/15/20	9,886
	Triumph Group, Inc.,
8,066	8.000%, 11/15/17	8,449
8,380	8.625%, 07/15/18	9,134

		79,906

	Airlines — 1.2%
27,306	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	29,128
1,619	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,780
14,001	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	15,331
3,174	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,428
9,050	Continental Airlines 2012-3 Class C Pass-Thru Certificates, 6.125%, 04/29/18	9,181
4,074	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,441
4,850	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	4,971
297	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	325
14,702	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	15,364
23,241	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	25,333
1,460	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	1,533
4,366	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	4,497
1,963	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,233
3,200	United Airlines, Inc., 6.750%, 09/15/15 (e)	3,308

		120,853

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Building Products — 0.8%
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	13,716
11,625	6.875%, 08/15/18 (e)	12,352
5,265	7.000%, 02/15/20 (e)	5,594
5,975	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	6,162
4,765	Griffon Corp., 7.125%, 04/01/18	5,057
	Masco Corp.,
4,092	5.950%, 03/15/22	4,276
1,075	7.125%, 03/15/20	1,210
15,305	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	16,682
9,905	Nortek, Inc., 8.500%, 04/15/21	10,722
11,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	12,045

		87,816

	Commercial Services & Supplies — 2.0%
	ADT Corp. (The),
4,157	3.500%, 07/15/22	3,476
14,059	4.125%, 06/15/23	12,187
13,925	Casella Waste Systems, Inc., 7.750%, 02/15/19	13,890
	Deluxe Corp.,
8,234	6.000%, 11/15/20	8,543
4,513	7.000%, 03/15/19	4,795
	Garda World Security Corp., (Canada),
3,787	9.750%, 03/15/17 (e)	4,005
19,527	9.750%, 03/15/17 (e)	20,796
	Harland Clarke Holdings Corp.,
6,766	9.500%, 05/15/15	6,775
5,490	9.750%, 08/01/18 (e)	5,833
16,300	VAR, 6.000%, 05/15/15	16,157
56,054	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	47,646
25,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	23,773
13,170	Iron Mountain, Inc., 5.750%, 08/15/24	11,886
2,094	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,146
5,107	Mustang Merger Corp., 8.500%, 08/15/21 (e)	5,030
	Quebecor World Capital Corp., (Canada),
865	6.125%, 11/15/13	9
8,325	6.125%, 11/15/13 (d) (i)	84
6,815	6.500%, 08/01/27 (d) (i)	68
3,825	9.750%, 01/15/15 (d) (i)	38

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — Continued
	R.R. Donnelley & Sons Co.,
5,260	7.000%, 02/15/22	5,273
5,750	7.875%, 03/15/21	6,167
6,104	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18 (e)	6,134
3,351	SquareTwo Financial Corp., 11.625%, 04/01/17	3,452

		208,163

	Construction & Engineering — 0.5%
9,124	Dycom Investments, Inc., 7.125%, 01/15/21	9,603
5,800	MasTec, Inc., 4.875%, 03/15/23	5,380
	New Enterprise Stone & Lime Co., Inc.,
1,655	11.000%, 09/01/18	960
5,961	PIK, 13.000%, 03/15/18 (e)	6,199
25,205	Tutor Perini Corp., 7.625%, 11/01/18	26,339

		48,481

	Electrical Equipment — 0.1%
7,540	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	7,842
3,898	Viasystems, Inc., 7.875%, 05/01/19 (e)	4,151

		11,993

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,017

	Machinery — 0.7%
19,600	Bluewater Holding B.V., (Netherlands), VAR, 3.268%, 07/17/14	19,306
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,720
4,405	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	4,669
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,417
13,967	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	14,177
1,787	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,688
	Titan International, Inc.,
500	7.875%, 10/01/17	530
7,165	7.875%, 10/01/17 (e)	7,595
12,895	Victor Technologies Group, Inc., 9.000%, 12/15/17	13,895

		75,997

	Marine — 0.4%
20,794	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	22,457

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Marine — Continued
21,875	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	23,352

		45,809

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,218
2,500	6.750%, 10/01/20	2,641

		4,859

	Road & Rail — 0.5%
2,000	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,115
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,561	5.500%, 04/01/23	2,385
5,025	8.250%, 01/15/19	5,464
9,585	9.750%, 03/15/20	10,999
	Hertz Corp. (The),
4,343	4.250%, 04/01/18 (e)	4,256
1,463	5.875%, 10/15/20	1,501
6,459	6.750%, 04/15/19	6,887
3,925	7.375%, 01/15/21	4,239
5,581	7.500%, 10/15/18	6,028
2,800	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., PIK, 10.750%, 02/15/18 (e)	2,800

		46,674

	Trading Companies & Distributors — 2.5%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,005
7,810	7.625%, 04/15/20	8,650
5,404	9.750%, 08/01/18	5,971
8,742	H&E Equipment Services, Inc., 7.000%, 09/01/22	9,288
	HD Supply, Inc.,
9,675	7.500%, 07/15/20 (e)	10,110
10,076	8.125%, 04/15/19	11,210
	International Lease Finance Corp.,
10,899	4.625%, 04/15/21	9,918
4,965	5.875%, 04/01/19	5,030
17,400	5.875%, 08/15/22	16,747
24,055	6.250%, 05/15/19	24,777
33,482	8.250%, 12/15/20	37,249
19,140	8.625%, 01/15/22	21,580
	Rexel S.A., (France),
4,559	5.250%, 06/15/20 (e)	4,422
8,385	6.125%, 12/15/19 (e)	8,553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — Continued
	United Rentals North America, Inc.,
7,315	6.125%, 06/15/23	7,205
9,595	7.375%, 05/15/20	10,339
15,994	7.625%, 04/15/22	17,194
13,240	8.250%, 02/01/21	14,630
13,750	8.375%, 09/15/20	15,056
12,250	9.250%, 12/15/19 (m)	13,735

		254,669

	Total Industrials	994,237

	Information Technology — 3.6%
	Communications Equipment — 0.8%
	Alcatel-Lucent USA, Inc.,
10,346	6.450%, 03/15/29	7,967
4,369	8.875%, 01/01/20 (e)	4,456
	Avaya, Inc.,
21,985	7.000%, 04/01/19 (e)	20,116
1,955	9.000%, 04/01/19 (e)	1,877
10,405	10.500%, 03/01/21 (e)	8,038
5,875	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	5,904
	Goodman Networks, Inc.,
6,375	12.125%, 07/01/18 (e)	6,725
13,140	13.125%, 07/01/18 (e)	13,863
	Nokia OYJ, (Finland),
16,158	5.375%, 05/15/19	15,391
5,145	6.625%, 05/15/39	4,386

		88,723

	Computers & Peripherals — 0.1%
	Seagate HDD Cayman, (Cayman Islands),
7,328	4.750%, 06/01/23 (e)	6,760
350	6.875%, 05/01/20	377
580	7.000%, 11/01/21	625
396	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	441

		8,203

	Electronic Equipment, Instruments & Components — 0.3%
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,171
4,267	9.500%, 12/01/16 (e)	4,459
10,899	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	11,976
6,431	INTCOMEX, Inc., 13.250%, 12/15/14	6,270

		27,876

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Internet Software & Services — 0.1%
6,272	Bankrate, Inc., 6.125%, 08/15/18 (e)	6,201
1,085	Equinix, Inc., 7.000%, 07/15/21	1,164

		7,365

	IT Services — 1.4%
1,995	Cardtronics, Inc., 8.250%, 09/01/18	2,140
6,697	Ceridian Corp., 8.875%, 07/15/19 (e)	7,534
	First Data Corp.,
24,655	6.750%, 11/01/20 (e)	25,210
4,340	7.375%, 06/15/19 (e)	4,503
31,545	8.250%, 01/15/21 (e)	32,255
6,500	10.625%, 06/15/21 (e)	6,459
6,431	11.250%, 01/15/21 (e)	6,592
4,797	11.750%, 08/15/21 (e)	4,485
23,841	12.625%, 01/15/21	25,778
16,121	PIK, 10.000%, 01/15/22 (e)	16,645
	SunGard Data Systems, Inc.,
7,330	6.625%, 11/01/19	7,440
10,320	7.625%, 11/15/20	11,042

		150,083

	Semiconductors & Semiconductor Equipment — 0.5%
	Advanced Micro Devices, Inc.,
3,000	7.750%, 08/01/20	2,917
2,080	8.125%, 12/15/17	2,158
12,697	Amkor Technology, Inc., 6.375%, 10/01/22	12,189
	Freescale Semiconductor, Inc.,
8,000	5.000%, 05/15/21 (e)	7,580
6,295	8.050%, 02/01/20	6,563
390	10.125%, 03/15/18 (e)	421
1,915	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	1,858
	NXP B.V./NXP Funding LLC, (Netherlands),
5,230	5.750%, 02/15/21 (e)	5,230
3,663	5.750%, 03/15/23 (e)	3,608
11,304	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	10,428

		52,952

	Software — 0.4%
2,725	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	2,752
	Audatex North America, Inc.,
5,600	6.000%, 06/15/21 (e)	5,670
4,010	6.750%, 06/15/18	4,261
6,756	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	6,857
8,559	Infor U.S., Inc., 9.375%, 04/01/19	9,522

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
8,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	8,400

		37,462

	Total Information Technology	372,664

	Materials — 10.1%
	Chemicals — 2.4%
	Ashland, Inc.,
11,406	3.000%, 03/15/16 (e)	11,549
14,038	3.875%, 04/15/18 (e)	13,827
8,540	4.750%, 08/15/22 (e)	7,985
12,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	16,188
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	4,625
5,000	6.625%, 10/15/18	5,337
13,000	Chemtura Corp., 5.750%, 07/15/21	12,837
16,500	Huntsman International LLC, 4.875%, 11/15/20	15,716
6,617	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	6,402
12,750	LSB Industries, Inc., 7.750%, 08/01/19 (e)	13,196
	LyondellBasell Industries N.V., (Netherlands),
18,430	5.000%, 04/15/19	20,153
9,500	6.000%, 11/15/21	10,774
5,135	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	5,122
6,709	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,709
8,200	Olin Corp., 5.500%, 08/15/22	8,180
3,000	OMNOVA Solutions, Inc., 7.875%, 11/01/18	3,150
5,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	4,958
	PolyOne Corp.,
18,137	5.250%, 03/15/23 (e)	17,366
16,903	7.375%, 09/15/20	18,636
	Rain CII Carbon LLC/CII Carbon Corp.,
11,845	8.000%, 12/01/18 (e)	11,963
11,640	8.250%, 01/15/21 (e)	11,640
15,617	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	15,266
12,010	Tronox Finance LLC, 6.375%, 08/15/20 (e)	11,470

		253,049

	Construction Materials — 1.9%
49,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	53,042

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction Materials — Continued
	Cemex Finance LLC,
14,150	9.375%, 10/12/22 (e)	14,822
9,496	9.500%, 12/14/16 (e)	10,018
4,540	9.660%, 02/14/17 (i)	4,540
	Cemex S.A.B. de C.V., (Mexico),
5,835	5.875%, 03/25/19 (e)	5,529
16,975	6.500%, 12/10/19 (e)	16,466
9,900	9.000%, 01/11/18 (e)	10,543
11,000	VAR, 5.276%, 09/30/15 (e)	11,220
10,481	Grupo Cementos de Chihuahua S.A.B de C.V., (Mexico), 8.125%, 02/08/20 (e)	10,586
1,941	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	2,106
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,112
2,317	U.S. Concrete, Inc., 9.500%, 10/01/15	2,323
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	12,117
34,571	7.500%, 06/15/21	38,470

		192,894

	Containers & Packaging — 1.8%
	Ardagh Packaging Finance plc, (Ireland),
15,874	7.375%, 10/15/17 (e)	16,965
7,948	9.125%, 10/15/20 (e)	8,485
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
4,660	4.875%, 11/15/22 (e)	4,485
9,600	7.000%, 11/15/20 (e)	9,336
3,000	7.375%, 10/15/17 (e)	3,203
14,015	9.125%, 10/15/20 (e)	14,891
	Ball Corp.,
7,143	4.000%, 11/15/23	6,375
4,195	5.000%, 03/15/22	4,122
5,450	5.750%, 05/15/21	5,777
4,125	6.750%, 09/15/20	4,455
1,650	7.375%, 09/01/19	1,786
	Berry Plastics Corp.,
13,243	9.500%, 05/15/18	14,385
12,120	9.750%, 01/15/21	14,029
8,250	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	8,848
4,535	Cascades, Inc., (Canada), 7.750%, 12/15/17	4,745
	Constar International, Inc.,
1,853	8.194%, 05/31/15 (i)	1,853
4,969	11.000%, 12/31/17 (i)	745
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,644

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — Continued
9,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	9,207
	Graphic Packaging International, Inc.,
10,175	4.750%, 04/15/21	9,768
5,200	7.875%, 10/01/18	5,655
2,500	Plastipak Holdings, Inc., 10.625%, 08/15/19 (e)	2,750
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,328
6,000	6.500%, 12/01/20 (e)	6,360
8,500	8.125%, 09/15/19 (e)	9,435
7,212	8.375%, 09/15/21 (e)	8,159
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d)	64
19,431	8.375%, 07/01/12 (d)	49

		186,904

	Metals & Mining — 3.6%
12,165	AK Steel Corp., 8.750%, 12/01/18	12,834
	Aleris International, Inc.,
2,000	7.625%, 02/15/18	2,085
4,836	7.875%, 11/01/20	5,005
	APERAM, (Luxembourg),
5,618	7.375%, 04/01/16 (e)	5,505
9,421	7.750%, 04/01/18 (e)	9,068
	ArcelorMittal, (Luxembourg),
15,600	5.111%, 02/25/17	15,951
31,050	6.750%, 02/25/22	31,593
30,497	7.500%, 10/15/39	28,057
42,300	10.350%, 06/01/19	50,126
2,870	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	2,899
6,467	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	6,435
	Commercial Metals Co.,
7,040	4.875%, 05/15/23	6,371
6,500	6.500%, 07/15/17	6,987
4,945	7.350%, 08/15/18	5,378
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,260
13,188	6.375%, 02/01/16 (e)	13,518
9,537	6.875%, 02/01/18 (e)	9,775
13,636	6.875%, 04/01/22 (e)	13,500
15,267	7.000%, 11/01/15 (e)	15,725
	FQM Akubra, Inc., (Canada),
7,485	7.500%, 06/01/21 (e)	7,523
13,000	8.750%, 06/01/20 (e)	13,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
18,576	Hecla Mining Co., 6.875%, 05/01/21 (e)	16,904
10,245	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	9,989
5,580	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	5,706
	New Gold, Inc., (Canada),
6,748	6.250%, 11/15/22 (e)	6,461
4,161	7.000%, 04/15/20 (e)	4,234
21,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,517
2,501	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.500%, 05/15/21 (e)	2,351
4,255	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,553
5,575	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	5,784
	Steel Dynamics, Inc.,
6,300	5.250%, 04/15/23 (e)	6,016
8,172	6.125%, 08/15/19	8,581
6,017	6.375%, 08/15/22	6,273
11,000	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	10,835

		377,384

	Paper & Forest Products — 0.4%
4,464	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	4,710
	Boise Cascade Co.,
4,395	6.375%, 11/01/20	4,549
5,940	6.375%, 11/01/20 (e)	6,148
5,180	Clearwater Paper Corp., 4.500%, 02/01/23	4,688
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,106
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	1,842
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,450
2,125	8.375%, 06/15/19 (e)	2,220
6,875	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	6,892

		39,605

	Total Materials	1,049,836

	Telecommunication Services — 10.2%
	Diversified Telecommunication Services — 6.6%
4,264	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	4,501
3,392	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	3,355

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
7,081	5.125%, 02/15/23	6,355
11,950	5.250%, 03/15/21 (e)	11,382
5,295	5.250%, 09/30/22	4,832
8,400	5.750%, 01/15/24	7,791
30,054	6.500%, 04/30/21	30,430
3,280	7.375%, 06/01/20	3,510
10,852	8.125%, 04/30/20	11,774
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	4,897
11,015	8.750%, 03/15/18	11,428
	Clearwire Communications LLC/Clearwire Finance, Inc.,
28,805	12.000%, 12/01/15 (e)	30,389
3,740	12.000%, 12/01/17 (e)	4,320
18,565	14.750%, 12/01/16 (e)	25,341
14,333	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	15,659
14,670	Embarq Corp., 7.995%, 06/01/36	15,057
	Frontier Communications Corp.,
1,675	7.125%, 01/15/23	1,629
2,020	7.625%, 04/15/24	1,975
11	8.250%, 05/01/14	11
9,635	8.500%, 04/15/20	10,526
3,945	8.750%, 04/15/22	4,271
7,255	9.250%, 07/01/21	8,234
	Intelsat Jackson Holdings S.A., (Luxembourg),
15,340	5.500%, 08/01/23 (e)	14,228
18,412	6.625%, 12/15/22 (e)	18,366
4,165	6.625%, 12/15/22 (e)	4,154
3,397	7.250%, 04/01/19	3,643
26,335	7.250%, 10/15/20	28,113
3,510	7.500%, 04/01/21	3,791
	Intelsat Luxembourg S.A., (Luxembourg),
41,158	7.750%, 06/01/21 (e)	42,393
18,580	8.125%, 06/01/23 (e)	19,416
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	14,647
33,365	11.875%, 02/01/19	38,286
	Level 3 Financing, Inc.,
11,325	7.000%, 06/01/20	11,410
13,481	8.125%, 07/01/19	14,256
13,020	8.625%, 07/15/20	13,931
15,103	9.375%, 04/01/19	16,576
7,586	10.000%, 02/01/18	8,155
18,230	Qwest Capital Funding, Inc., 7.750%, 02/15/31	17,410

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,687	Qwest Communications International, Inc., 7.125%, 04/01/18	2,791
4,750	Qwest Corp., 7.250%, 09/15/25	5,254
	SBA Telecommunications, Inc.,
674	5.750%, 07/15/20	677
666	8.250%, 08/15/19	723
17,198	Sprint Capital Corp., 8.750%, 03/15/32	17,628
	tw telecom holdings, Inc.,
6,500	5.375%, 10/01/22 (e)	6,191
6,285	6.375%, 09/01/23 (e)	6,254
4,596	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	4,803
6,840	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	7,387
15,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	15,978
	Virgin Media Finance plc, (United Kingdom),
4,282	6.375%, 04/15/23 (e)	4,250
5,844	8.375%, 10/15/19	6,340
	Virgin Media Secured Finance plc, (United Kingdom),
6,702	5.375%, 04/15/21 (e)	6,535
15,867	6.500%, 01/15/18	16,541
	Wind Acquisition Finance S.A., (Luxembourg),
3,965	6.500%, 04/30/20 (e)	3,965
4,934	7.250%, 02/15/18 (e)	5,008
12,350	7.250%, 02/15/18 (e)	12,597
16,655	11.750%, 07/15/17 (e)	17,404
5,058	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	5,172
	Windstream Corp.,
2,961	6.375%, 08/01/23	2,676
1,195	7.500%, 06/01/22	1,189
5,100	7.750%, 10/15/20	5,215
1,402	7.750%, 10/01/21	1,434
11,395	7.750%, 10/01/21 (e)	11,651
2,465	7.875%, 11/01/17	2,736
4,190	8.125%, 09/01/18	4,494
	Zayo Group LLC/Zayo Capital, Inc.,
2,895	8.125%, 01/01/20	3,141
15,596	10.125%, 07/01/20	17,701

		682,177

	Wireless Telecommunication Services — 3.6%
24,808	Cricket Communications, Inc., 7.750%, 10/15/20	28,188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
11,125	Crown Castle International Corp., 5.250%, 01/15/23	10,513
	MetroPCS Wireless, Inc.,
16,300	6.250%, 04/01/21 (e)	16,259
21,701	6.625%, 11/15/20	22,515
	NII Capital Corp.,
28,088	7.625%, 04/01/21	21,487
23,045	8.875%, 12/15/19	19,185
12,873	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	13,838
20,279	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	19,173
	Sprint Communications, Inc.,
26,075	6.000%, 12/01/16 (m)	27,640
16,845	6.000%, 11/15/22	15,750
16,411	7.000%, 03/01/20 (e)	17,642
54,470	7.000%, 08/15/20	56,240
6,500	8.375%, 08/15/17	7,296
39,926	9.000%, 11/15/18 (e)	46,614
5,758	11.500%, 11/15/21	7,514
11,110	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	11,221
8,427	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	8,701
	VimpelCom Holdings B.V., (Netherlands),
4,570	5.200%, 02/13/19 (e)	4,422
2,903	5.950%, 02/13/23 (e)	2,596
2,950	6.255%, 03/01/17 (e)	3,068
9,900	7.504%, 03/01/22 (e)	9,999
1,300	VAR, 4.276%, 06/29/14 (e)	1,308

		371,169

	Total Telecommunication Services	1,053,346

	Utilities — 4.0%
	Electric Utilities — 0.8%
	AES Eastern Energy LP,
32,520	9.000%, 01/02/17 (d) (i)	—
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
5,000	10.000%, 12/01/20 (e)	5,256
49,089	10.000%, 12/01/20	51,727
12,450	12.250%, 03/01/22 (e)	13,851
240	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	204
6,623	Homer City Generation LP, PIK, 9.234%, 10/01/26	6,722

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
9,528	InterGen N.V., (Netherlands), 7.000%, 06/30/23 (e)	9,397

		87,157

	Gas Utilities — 1.1%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
3,250	6.250%, 08/20/19	3,380
2,990	6.500%, 05/20/21	3,087
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21 (e)	10,235
10,928	5.875%, 08/01/23 (e)	10,245
7,000	6.625%, 10/01/20 (e)	7,035
12,356	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	12,665
	Ferrellgas LP/Ferrellgas Finance Corp.,
10,000	6.500%, 05/01/21	10,000
11,592	9.125%, 10/01/17	12,143
	Sabine Pass Liquefaction LLC,
15,253	5.625%, 02/01/21 (e)	14,566
8,266	5.625%, 04/15/23 (e)	7,667
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
3,405	7.375%, 08/01/21	3,584
5,000	7.500%, 10/01/18	5,362
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5,810	5.875%, 10/01/20 (e)	5,795
9,000	6.125%, 10/15/21 (e)	8,978

		114,742

	Independent Power Producers & Energy Traders — 2.1%
5,190	AES Corp., 4.875%, 05/15/23	4,762
	Calpine Corp.,
47,025	7.500%, 02/15/21 (e)	49,846
27,045	7.875%, 01/15/23 (e)	29,006
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d) (i)	31
3,900	7.500%, 06/01/15 (d) (i)	10
48,825	7.750%, 06/01/19 (d) (i)	122
151	8.375%, 05/01/16 (d) (i)	—	(h)
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	728
10,908	Dynegy, Inc., 5.875%, 06/01/23 (e)	10,063
	Edison Mission Energy,
3,000	7.000%, 05/15/17 (d)	1,912
50,000	7.200%, 05/15/19 (d)	31,875

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power Producers & Energy Traders — Continued
	GenOn Energy, Inc.,
13,600	7.875%, 06/15/17	14,756
21,373	9.875%, 10/15/20	23,777
	NRG Energy, Inc.,
22,199	6.625%, 03/15/23	22,033
2,000	7.625%, 05/15/19	2,115
25,000	7.875%, 05/15/21	26,875

		217,911

	Total Utilities	419,810

	Total Corporate Bonds (Cost $8,140,495)	8,410,549

Preferred Securities — 1.5% (x)
	Financials — 1.5%
	Commercial Banks — 0.5%
	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.648%, 09/30/31	8,073
	Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (m)	37,784
	Wells Fargo & Co., VAR, 7.980%, 03/15/18	6,205

		52,062

	Diversified Financial Services — 0.7%
	Bank of America Corp.,
	Series K, VAR, 8.000%, 01/30/18	30,172
	Series M, VAR, 8.125%, 05/15/18	36,338
	Citigroup, Inc., VAR, 5.950%, 01/30/23	4,874

		71,384

	Insurance — 0.3%
	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	27,117

	Total Preferred Securities (Cost $127,522)	150,563

SHARES
Common Stocks — 0.7%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
171	General Motors Co. (a)	5,822

	Hotels, Restaurants & Leisure — 0.0% (g)
7,940	Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

	Leisure Equipment & Products — 0.0% (g)
458	New True Temper Holdings Corp., Inc. (a) (i)	293

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,142

		Specialty Retail — 0.0% (g)
116		Neebo, Inc. (a) (i)	751

		Total Consumer Discretionary	8,008

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
585		Eurofresh, Inc., ADR (a) (i)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
9,055		Adelphia Recovery Trust (i)	41
1,228		Capmark Financial Group, Inc.	8,352
106		Somerset Cayuga Holding Co., Inc. (a) (i)	2,646

		Total Financials	11,039

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
—	(h)	Magellan Health Services, Inc. (a)	6

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (i)	233

		Information Technology — 0.0% (g)
		Software — 0.0% (g)
173		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.3%
		Construction Materials — 0.1%
396		U.S. Concrete, Inc. (a)	7,763

		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.2%
314		New Holdco (a) (i)	27,388

		Total Materials	35,151

		Utilities — 0.2%
		Independent Power Producers & Energy Traders — 0.2%
1,100		Dynegy, Inc. (a)	21,373

		Total Common Stocks (Cost $111,991)	75,810

Preferred Stocks — 1.1%
		Consumer Discretionary — 0.2%
		Automobiles — 0.2%
440		General Motors Co., Series B, 4.750%, 12/01/13 ($50 par value)	21,399

SHARES	SECURITY DESCRIPTION	VALUE($)

	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	—	(h)
1	Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 10/03/13 ($1,000 par value) @ (a) (i)	599

		599

	Total Consumer Discretionary	21,998

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
1	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

	Financials — 0.9%
	Commercial Banks — 0.1%
161	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @ (a)	8,623

	Consumer Finance — 0.3%
29	Ally Financial, Inc., 7.000%, 10/03/13 ($1,000 par value) @ (a) (e)	27,271
226	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value) (a)	5,991

		33,262

	Diversified Financial Services — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @ (a) (e)	12,643

	Insurance — 0.4%
423	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value) (a)	11,778
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.388%, 10/29/49 ($1,000 par value) (a)	29,014

		40,792

	Total Financials	95,320

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
39	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $119,970)	117,318

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 10.7%
	Consumer Discretionary — 4.4%
	Auto Components — 0.2%
17,133	Remy International, Inc., Term Loan, VAR, 4.250%, 02/28/20	17,154
902	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	904

		18,058

	Automobiles — 0.2%
16,479	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	16,662

	Hotels, Restaurants & Leisure — 1.5%
8,325	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	8,450
4,650	American Casino & Entertainment Properties LLC, Term Loan, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	4,685
71,395	Caesars Entertainment Operating Co., Inc.(FKA Harrahs), Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	64,117
7,555	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	7,583
7,085	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	7,373
27,074	Hilton, Mezzanine B Loan, VAR, 3.742%, 11/12/15 ^	26,888
	Intrawest, 1st Lien Term Loan,
3,264	VAR, 7.000%, 12/04/17	3,308
6,233	VAR, 7.000%, 12/04/17	6,316
5,163	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	5,170
10,850	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	11,130
3,425	Northfield Park Associates (Hard Rock), Closing Date Term Loan, VAR, 9.000%, 12/19/18	3,527
8,850	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 08/22/19 ^	8,806

		157,353

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.019%, 01/30/17 (i)	4,915

	Leisure Equipment & Products — 0.1%
11,450	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	11,479

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 1.7%
	Barrington Broadcasting, Tranche 2 Term Loan,
876	VAR, 7.500%, 06/14/17	874
5,463	VAR, 7.500%, 06/14/17	5,456
48,547	Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16 ^	45,236
24,735	Clear Channel Communications, Inc., Term Loan D, VAR, 6.932%, 01/23/19	22,687
2,396	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	2,403
4,333	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	4,322
6,859	McGraw-Hill Education, Term B Loan, VAR, 9.000%, 03/22/19	6,922
	R.H. Donnelley, Inc., Exit Term Loan,
7,263	VAR, 9.750%, 12/31/16 ^	5,288
7,617	VAR, 9.750%, 12/31/16 ^	5,546
18,886	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	19,305
	Univision Communications, Inc., 1st Lien Term Loan,
5,815	VAR, 4.000%, 03/01/20	5,762
30,576	VAR, 4.500%, 03/01/20 ^	30,483
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	295
19,728	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	19,062
2,525	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	2,518

		176,159

	Multiline Retail — 0.3%
30,000	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	29,238

	Specialty Retail — 0.4%
	Gymboree Corp., Initial Term Loan (A & R),
37,543	VAR, 5.000%, 02/23/18	35,979
1,002	VAR, 5.000%, 02/23/18	960

		36,939

	Total Consumer Discretionary	450,803

	Consumer Staples — 0.9%
	Food & Staples Retailing — 0.7%
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,421
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,621

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Food & Staples Retailing — Continued
41,828	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	41,928

		74,970

	Food Products — 0.1%
	High Liner Foods, Inc., Term Loan,
5,624	VAR, 4.750%, 12/19/17	5,627
129	VAR, 4.750%, 12/19/17	129

		5,756

	Household Products — 0.1%
	Reynolds Group Holdings, Inc., U.S. Term Loan,
5,558	VAR, 4.750%, 09/28/18	5,592
4,771	VAR, 4.750%, 09/28/18	4,800
2,913	VAR, 4.750%, 09/28/18	2,930

		13,322

	Total Consumer Staples	94,048

	Energy — 0.6%
	Energy Equipment & Services — 0.1%
7,417	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	7,399

	Oil, Gas & Consumable Fuels — 0.5%
2,808	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,894
9,911	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18 ^	9,601
13,504	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	13,521
4,206	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	4,122
9,733	Sabine Oil & Gas (NFR Energy) Term Loan, VAR, 8.750%, 12/31/18	9,824
10,964	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	10,855

		50,817

	Total Energy	58,216

	Financials — 0.5%
	Capital Markets — 0.1%
13,184	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	13,261

	Diversified Financial Services — 0.2%
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
4,613	VAR, 5.000%, 10/01/19 ^	4,627
3,340	VAR, 5.000%, 10/01/19 ^	3,351
2,351	VAR, 5.000%, 10/01/19 ^	2,358

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
445	VAR, 5.000%, 10/01/19 ^	447
445	VAR, 5.000%, 10/01/19 ^	447
387	VAR, 5.000%, 10/01/19 ^	388
29	VAR, 5.000%, 10/01/19 ^	29
8,225	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19	8,236

		19,883

	Insurance — 0.2%
6,219	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	6,254
10,012	USI, Inc., Term Loan, VAR, 5.000%, 12/27/19	10,037

		16,291

	Real Estate Management & Development — 0.0% (g)
1,019	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16 ^	1,025
115	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	114

		1,139

	Total Financials	50,574

	Health Care — 0.3%
	Health Care Providers & Services — 0.1%
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.761%, 01/25/17	947
25	VAR, 3.776%, 01/25/17	25
980	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	985
3,833	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	3,737
9,562	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	9,634

		15,328

	Pharmaceuticals — 0.2%
8,714	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	8,730
	Aptalis Pharma, Inc., Term Loan,
5,563	VAR, 5.500%, 02/10/17	5,574
600	VAR, 5.500%, 02/10/17	601
5,000	Catalent Pharma Solutions, Inc., Unsecured Term Loan, VAR, 6.500%, 12/31/17	5,016

		19,921

	Total Health Care	35,249

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Industrials — 0.7%
	Aerospace & Defense — 0.1%
5,983	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	6,058

	Commercial Services & Supplies — 0.2%
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
3,912	VAR, 5.432%, 06/30/17	3,844
7,892	VAR, 5.432%, 06/30/17	7,754
1,648	VAR, 5.432%, 06/30/17	1,619
3,376	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	3,407
5,391	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	5,418

		22,042

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
771	VAR, 6.500%, 07/29/17	740
1,511	VAR, 6.500%, 07/29/17	1,451

		2,191

	Machinery — 0.2%
8,259	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	8,273
15,669	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	15,708

		23,981

	Marine — 0.1%
6,250	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	6,344
4,450	State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	4,472

		10,816

	Road & Rail — 0.0% (g)
	Ozburn-Hessey Logistics LLC, Term Loan,
2,148	VAR, 6.750%, 05/22/19	2,151
5	VAR, 7.750%, 05/22/19	6

		2,157

	Trading Companies & Distributors — 0.1%
7,450	MRC Global, Inc., Term Loan, VAR, 6.000%, 11/08/19	7,487

	Total Industrials	74,732

	Information Technology — 1.7%
	Communications Equipment — 0.3%
15,297	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	15,359

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — Continued
1,005	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	991
15,216	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.762%, 10/26/17	13,518
5,977	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	5,639

		35,507

	Computers & Peripherals — 0.0% (g)
2,721	Oberthur Technologies, Facility B3, VAR, 6.252%, 11/30/18	2,721

	Electronic Equipment, Instruments & Components — 0.1%
	CDW Corp., Term Loan,
8,742	VAR, 3.500%, 04/29/20	8,640
1,233	VAR, 3.500%, 04/29/20	1,219

		9,859

	Internet Software & Services — 0.2%
20,881	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	20,854

	IT Services — 0.4%
11,793	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.433%, 05/09/17	11,780
20,200	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.184%, 03/23/18	19,987
6,436	First Data Corp., Term Loan, VAR, 4.184%, 09/24/18	6,355
1,592	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	1,608

		39,730

	Semiconductors & Semiconductor Equipment — 0.3%
9,476	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	9,507
5,990	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	6,070
14,859	ON Semiconductor Corp., Term Loan, VAR, 2.024%, 01/02/18	14,743

		30,320

	Software — 0.4%
	Attachmate Corp., Term Loan,
5,345	VAR, 7.250%, 11/22/17	5,360
158	VAR, 7.250%, 11/22/17	158
1	VAR, 8.000%, 11/22/17	1
6,261	BMC Software, USD Term Loan, VAR, 08/07/20	6,249
6,749	Infor U.S., Inc.(FKA Lawson Software Inc.), Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18 ^	6,785

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Software — Continued
17,021	RP Crown Parent LLC, Term Loan, VAR, 6.750%, 12/21/18	17,170

		35,723

	Total Information Technology	174,714

	Materials — 0.5%
	Chemicals — 0.4%
6,689	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	6,735
5,272	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 6.026%, 11/15/14	5,277
13,525	DuPont Performance (Axalta), Term Loan, VAR, 4.750%, 02/01/20	13,613
1,827	OCI Beaumont, Term B-1 Loan, VAR, 6.250%, 08/20/19	1,809
3,436	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	3,401
	Tronox Ltd., Term Loan,
2,454	VAR, 4.500%, 03/19/20	2,478
2,148	VAR, 4.500%, 03/19/20	2,168

		35,481

	Containers & Packaging — 0.0% (g)
	BWAY Holding Co., Term Loan,
3,206	VAR, 4.500%, 08/06/17	3,227
201	VAR, 4.500%, 08/06/17	203

		3,430

	Metals & Mining — 0.1%
5,918	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	5,937
5,181	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	4,896

		10,833

	Paper & Forest Products — 0.0% (g)
2,575	Continental Building Products, Inc., 2nd Lien Term Loan, VAR, 02/15/21 ^	2,569

	Total Materials	52,313

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
	Altice Financing S.A., Term Loan,
799	VAR, 5.500%, 07/02/19	781
5,914	VAR, 5.500%, 07/02/19	5,786
1,536	VAR, 5.500%, 07/02/19	1,503
4,815	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	4,781

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Integra Telecom Holdings, Inc., Term Loan,
1,458	VAR, 5.250%, 02/22/19	1,471
1,451	VAR, 5.250%, 02/22/19	1,464
2,470	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	2,458

		18,244

	Wireless Telecommunication Services — 0.3%
16,171	Cricket Communications, Inc.(Leap Wireless International), Term Loan C, VAR, 4.750%, 03/08/20	16,217
	Syniverse Holdings, Inc., Initial Term Loan,
11,638	VAR, 5.000%, 04/23/19	11,670
29	VAR, 5.000%, 04/23/19	30
6,798	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	6,828

		34,745

	Total Telecommunication Services	52,989

	Utilities — 0.6%
	Electric Utilities — 0.6%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
31,896	VAR, 4.685%, 10/10/17	21,550
15,599	VAR, 4.766%, 10/10/17	10,539
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
30,882	VAR, 3.685%, 10/10/14	20,988
15,118	VAR, 3.766%, 10/10/14	10,275

	Total Utilities	63,352

	Total Loan Assignments (Cost $1,130,871)	1,106,990

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
164	Neebo, Inc., expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.4%
	Investment Company — 3.4%
347,615	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $347,615)	347,615

	Total Investments — 98.7% (Cost $9,993,846)	10,227,743
	Other Assets in Excess of Liabilities — 1.3%	139,703

	NET ASSETS — 100.0%	$10,367,446

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.0%
	Ally Auto Receivables Trust,
80	Series 2010-3, Class A4, 1.550%, 08/17/15	81
718	Series 2010-4, Class A4, 1.350%, 12/15/15	721
358	Series 2011-3, Class A3, 0.970%, 08/17/15	358
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,058
889	Series 2012-1, Class A4, 1.210%, 07/15/16	896
829	Series 2012-2, Class A3, 0.740%, 04/15/16	830
693	Series 2012-3, Class A3, 0.850%, 08/15/16	694
795	Series 2012-4, Class A3, 0.590%, 01/17/17	794
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,059
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,181
1,030	Series 2013-SN1, Class A3, 0.720%, 05/20/16	1,029
	AmeriCredit Automobile Receivables Trust,
363	Series 2011-3, Class A3, 1.170%, 01/08/16	364
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	2,002
471	Series 2012-1, Class A3, 1.230%, 09/08/16	473
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
490	Series 2013-1, Class A3, 0.610%, 10/10/17	488
589	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	590
880	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	878
	CarMax Auto Owner Trust,
412	Series 2012-3, Class A3, 0.520%, 07/17/17	410
906	Series 2013-1, Class A3, 0.600%, 10/16/17	902
	CNH Equipment Trust,
333	Series 2011-A, Class A3, 1.200%, 05/16/16	334
661	Series 2011-B, Class A3, 0.910%, 08/15/16	662
457	Series 2012-A, Class A3, 0.940%, 05/15/17	458
758	Series 2012-C, Class A3, 0.570%, 12/15/17	754
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,337
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,291
652	Series 2013-C, Class A3, 1.020%, 08/15/18	651
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	571
200	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	205
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	408
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,117
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,345
	Ford Credit Auto Owner Trust,
272	Series 2011-B, Class A3, 0.840%, 06/15/15	272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

903	Series 2012-A, Class A3, 0.840%, 08/15/16	904
700	Series 2012-B, Class A3, 0.720%, 12/15/16	702
615	Series 2012-D, Class A3, 0.510%, 04/15/17	615
716	Series 2013-B, Class A3, 0.570%, 10/15/17	713
774	Series 2013-C, Class A3, 0.820%, 12/15/17	773
795	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	792
	Honda Auto Receivables Owner Trust,
310	Series 2011-1, Class A4, 1.800%, 04/17/17	312
337	Series 2012-1, Class A4, 0.970%, 04/16/18	338
413	Series 2012-2, Class A3, 0.700%, 02/16/16	414
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,208
796	Series 2013-2, Class A3, 0.530%, 02/16/17	793
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,019
385	Series 2012-1, Class A3, 0.810%, 09/15/16	386
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,037
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	187
810	Series 2011-B, Class A4, 1.650%, 02/15/17	819
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,321
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,037
	John Deere Owner Trust,
159	Series 2011-A, Class A3, 1.290%, 01/15/16	159
911	Series 2012-A, Class A3, 0.750%, 03/15/16	912
741	Series 2012-B, Class A3, 0.530%, 07/15/16	741
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,496
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	716
	Mercedes-Benz Auto Receivables Trust,
247	Series 2011-1, Class A3, 0.850%, 03/16/15	247
1,038	Series 2012-1, Class A3, 0.470%, 10/17/16	1,038
929	Series 2013-1, Class A3, 0.780%, 08/15/17	928
529	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	529
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	919
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,272
2,718	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	2,673
886	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	827
	Santander Drive Auto Receivables Trust,
1,250	Series 2011-1, Class B, 2.350%, 11/16/15	1,258

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	165

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
215	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	216
822	Series 2012-1, Class A3, 1.490%, 10/15/15	825
87	Series 2012-2, Class A2, 0.910%, 05/15/15	87
132	Series 2012-3, Class A3, 1.080%, 04/15/16	132
612	Series 2012-5, Class A3, 0.830%, 12/15/16	612
1,750	Series 2013-1, Class A3, 0.620%, 06/15/17	1,741
526	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	535
103	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	103
63	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	63
439	Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.550%, 01/17/17	437
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	1,396
512	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	511
	Volkswagen Auto Loan Enhanced Trust,
1,276	Series 2012-1, Class A3, 0.850%, 08/22/16	1,279
838	Series 2012-2, Class A3, 0.460%, 01/20/17	835
697	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	696

	Total Asset-Backed Securities (Cost $62,742)	62,925

Collateralized Mortgage Obligations — 21.7%
	Agency CMO — 20.7%
198	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	211
	Federal Home Loan Mortgage Corp. REMIC,
60	Series 1578, Class K, 6.900%, 09/15/23	67
295	Series 2110, Class PG, 6.000%, 01/15/29	326
51	Series 2355, Class BP, 6.000%, 09/15/16	54
79	Series 2391, Class QR, 5.500%, 12/15/16	83
63	Series 2427, Class LW, 6.000%, 03/15/17	67
75	Series 2436, Class MC, 7.000%, 04/15/32	85
94	Series 2441, Class GF, 6.500%, 04/15/32	106
286	Series 2505, Class D, 5.500%, 09/15/32	315
179	Series 2525, Class AM, 4.500%, 04/15/32	193
354	Series 2544, Class KE, 5.500%, 12/15/32	392
643	Series 2557, Class HL, 5.300%, 01/15/33	699
49	Series 2558, Class BD, 5.000%, 01/15/18	53
265	Series 2564, Class NK, 5.000%, 02/15/18	283
247	Series 2575, Class PE, 5.500%, 02/15/33	267

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
800	Series 2586, Class WG, 4.000%, 03/15/33	849
34	Series 2594, Class JB, 4.500%, 04/15/18	36
178	Series 2594, Class VU, 5.500%, 03/15/21	180
59	Series 2595, Class HJ, 5.000%, 03/15/23	64
837	Series 2596, Class QD, 4.000%, 03/15/33	878
43	Series 2602, Class BD, 4.000%, 12/15/22	44
815	Series 2611, Class KH, 5.000%, 05/15/18	873
995	Series 2621, Class QH, 5.000%, 05/15/33	1,070
1,255	Series 2624, Class QH, 5.000%, 06/15/33	1,346
1,805	Series 2626, Class JC, 5.000%, 06/15/23	1,960
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,357
42	Series 2648, Class BK, 5.000%, 07/15/33	44
95	Series 2649, Class PJ, 3.500%, 06/15/33	100
98	Series 2649, Class QH, 4.500%, 07/15/18	104
227	Series 2649, Class WB, 3.500%, 07/15/23	230
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,313
350	Series 2687, Class JH, 5.000%, 10/15/23	384
135	Series 2692, Class QD, 5.000%, 12/15/22	139
634	Series 2696, Class DG, 5.500%, 10/15/33	705
39	Series 2698, Class PG, 5.000%, 06/15/32	41
415	Series 2699, Class TC, 4.000%, 11/15/18	441
3,450	Series 2701, Class AC, 5.000%, 11/15/23	3,793
19	Series 2707, Class KJ, 5.000%, 11/15/18	20
65	Series 2709, Class PE, 5.000%, 12/15/22	68
170	Series 2725, Class TA, 4.500%, 12/15/33	180
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,484
167	Series 2744, Class TU, 5.500%, 05/15/32	177
44	Series 2750, Class JB, 4.500%, 02/15/19	47
920	Series 2752, Class JB, 4.500%, 02/15/19	981
271	Series 2760, Class KT, 4.500%, 09/15/32	275
108	Series 2764, Class TE, 5.000%, 10/15/32	110
1,099	Series 2764, Class UE, 5.000%, 10/15/32	1,151
686	Series 2768, Class PK, 5.000%, 03/15/34	705
368	Series 2770, Class EV, 4.500%, 09/15/28	380
150	Series 2773, Class OC, 5.000%, 04/15/19	167
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,083
157	Series 2827, Class TE, 5.000%, 04/15/33	163
364	Series 2828, Class JE, 4.500%, 07/15/19	389
80	Series 2843, Class BC, 5.000%, 08/15/19	87
6,700	Series 2852, Class NY, 5.000%, 09/15/33	6,985
635	Series 2864, Class NB, 5.500%, 07/15/33	697
584	Series 2875, Class HB, 4.000%, 10/15/19	626
106	Series 2888, Class CG, 5.000%, 08/15/33	110
102	Series 2890, Class PD, 5.000%, 03/15/33	103
54	Series 2891, Class LD, 5.000%, 08/15/33	56

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
661	Series 2896, Class VB, 5.000%, 12/15/25	678
50	Series 2898, Class PE, 5.000%, 05/15/33	51
850	Series 2899, Class HB, 4.000%, 12/15/19	915
62	Series 2899, Class KB, 4.500%, 03/15/19	63
36	Series 2904, Class PD, 5.500%, 03/15/33	36
458	Series 2910, Class BE, 4.500%, 12/15/19	488
383	Series 2920, Class KT, 4.500%, 01/15/20	415
3	Series 2921, Class MD, 5.000%, 06/15/33	3
67	Series 2928, Class NE, 5.000%, 04/15/33	67
500	Series 2929, Class KG, 4.500%, 02/15/20	536
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,084
17	Series 2948, Class YD, 5.500%, 08/15/33	17
948	Series 2957, Class VW, 5.000%, 08/15/24	993
355	Series 2958, Class ME, 5.500%, 10/15/33	364
5	Series 2966, Class XD, 5.500%, 09/15/33	5
365	Series 2968, Class MD, 5.500%, 12/15/33	388
500	Series 2981, Class BC, 4.500%, 05/15/20	538
4,010	Series 2987, Class KG, 5.000%, 12/15/34	4,142
123	Series 2988, Class TY, 5.500%, 06/15/25	133
2,916	Series 2989, Class TG, 5.000%, 06/15/25	3,184
91	Series 2993, Class PM, 4.500%, 05/15/35	96
87	Series 3017, Class MK, 5.000%, 12/15/34	93
541	Series 3028, Class ME, 5.000%, 02/15/34	564
313	Series 3036, Class TE, 5.500%, 12/15/34	331
1,594	Series 3037, Class ND, 5.000%, 01/15/34	1,648
348	Series 3057, Class PE, 5.500%, 11/15/34	364
476	Series 3059, Class CE, 5.000%, 02/15/34	490
3,003	Series 3062, Class HE, 5.000%, 01/15/34	3,109
410	Series 3067, Class PK, 5.500%, 05/15/34	420
87	Series 3077, Class TO, PO, 04/15/35	82
243	Series 3078, Class PD, 5.500%, 07/15/34	253
151	Series 3080, Class VB, 5.000%, 06/15/25	155
222	Series 3082, Class PW, 5.500%, 12/15/35	244
4,500	Series 3084, Class BH, 5.500%, 12/15/35	4,952
323	Series 3087, Class KX, 5.500%, 12/15/25	356
39	Series 3098, Class KE, 5.500%, 09/15/34	40
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,019
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,187
2,744	Series 3117, Class PL, 5.000%, 08/15/34	2,803
140	Series 3121, Class JD, 5.500%, 03/15/26	154
462	Series 3123, Class HT, 5.000%, 03/15/26	505
352	Series 3128, Class BE, 5.000%, 05/15/33	357
53	Series 3130, Class QD, 5.500%, 07/15/34	53
299	Series 3136, Class CO, PO, 04/15/36	283
241	Series 3145, Class AJ, 5.500%, 04/15/36	260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,439
16	Series 3151, Class PD, 6.000%, 11/15/34	16
313	Series 3165, Class JD, 5.500%, 08/15/34	317
358	Series 3200, Class PO, PO, 08/15/36	329
465	Series 3204, Class NV, 5.000%, 08/15/17	487
1,436	Series 3219, Class PD, 6.000%, 11/15/35	1,532
330	Series 3270, Class AT, 5.500%, 01/15/37	361
395	Series 3271, Class PB, 6.000%, 12/15/35	417
44	Series 3272, Class PA, 6.000%, 02/15/37	49
711	Series 3289, Class ND, 5.500%, 06/15/35	733
7,400	Series 3294, Class DB, 4.500%, 03/15/22	7,905
67	Series 3312, Class LB, 5.500%, 11/15/25	69
259	Series 3337, Class MD, 5.500%, 06/15/27	283
383	Series 3348, Class HT, 6.000%, 07/15/37	423
2,172	Series 3349, Class HE, 5.500%, 07/15/36	2,310
100	Series 3372, Class BD, 4.500%, 10/15/22	108
75	Series 3414, Class A, 4.500%, 07/15/22	76
9	Series 3476, Class VB, 5.500%, 02/15/27	8
350	Series 3493, Class LA, 4.000%, 10/15/23	377
91	Series 3508, Class PK, 4.000%, 02/15/39	93
119	Series 3513, Class A, 4.500%, 02/15/39	129
652	Series 3521, Class B, 4.000%, 04/15/24	650
250	Series 3544, Class BC, 4.000%, 06/15/24	265
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,508
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,243
4,145	Series 3563, Class BD, 4.000%, 08/15/24	4,421
155	Series 3563, Class LB, 4.000%, 08/15/29	162
265	Series 3571, Class MY, 4.000%, 09/15/24	276
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,122
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,349
800	Series 3578, Class KB, 4.000%, 09/15/24	845
407	Series 3593, Class PC, 5.000%, 05/15/38	428
2,122	Series 3605, Class NB, 5.500%, 06/15/37	2,252
80	Series 3652, Class A, 4.500%, 11/15/24	83
530	Series 3653, Class B, 4.500%, 04/15/30	568
5,028	Series 3653, Class HJ, 5.000%, 04/15/40	5,441
135	Series 3659, Class BD, 5.000%, 01/15/37	148
530	Series 3659, Class VG, 5.000%, 09/15/34	599
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,233
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,324
173	Series 3688, Class GT, VAR, 7.178%, 11/15/46	209
260	Series 3715, Class PC, 4.500%, 08/15/40	275
213	Series 3730, Class PL, 4.500%, 01/15/33	215
2,312	Series 3740, Class BP, 4.500%, 04/15/38	2,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
639	Series 3747, Class HI, IO, 4.500%, 07/15/37	60
1,468	Series 3747, Class PA, 4.000%, 04/15/38	1,560
321	Series 3755, Class ML, 5.500%, 06/15/29	344
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,317
1,630	Series 3797, Class PA, 4.500%, 08/15/39	1,713
3,973	Series 3819, Class ZQ, 6.000%, 04/15/36	4,326
3,430	Series 3827, Class BM, 5.500%, 08/15/39	3,743
1,421	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,492
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,978
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,674
947	Series 4085, Class FB, VAR, 0.584%, 01/15/39	952
4,471	Series 4219, Class JA, 3.500%, 08/15/39	4,608
	Federal Home Loan Mortgage Corp. STRIPS,
2,388	Series 262, Class 35, 3.500%, 07/15/42	2,400
3,834	Series 279, Class F6, VAR, 0.634%, 09/15/42	3,855
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,801
3,142	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,212
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	869
1,878	Series 2013-M7, Class A2, 2.280%, 12/25/22	1,697
	Federal National Mortgage Association REMIC,
577	Series 1997-57, Class PN, 5.000%, 09/18/27	623
212	Series 1999-51, Class PH, 6.000%, 10/25/29	224
278	Series 2001-63, Class TC, 6.000%, 12/25/31	311
677	Series 2001-81, Class HE, 6.500%, 01/25/32	751
31	Series 2002-24, Class AJ, 6.000%, 04/25/17	33
707	Series 2002-75, Class GB, 5.500%, 11/25/32	778
196	Series 2002-85, Class PE, 5.500%, 12/25/32	217
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	330
155	Series 2003-21, Class OU, 5.500%, 03/25/33	172
25	Series 2003-22, Class UH, 4.000%, 12/25/32	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
217	Series 2003-23, Class CH, 5.000%, 04/25/33	233
800	Series 2003-26, Class EB, 3.500%, 04/25/33	784
6	Series 2003-32, Class BW, 5.500%, 03/25/32	6
925	Series 2003-41, Class BK, 5.000%, 05/25/18	993
356	Series 2003-48, Class TC, 5.000%, 06/25/23	390
301	Series 2003-55, Class HY, 5.000%, 06/25/23	321
617	Series 2003-63, Class YB, 5.000%, 07/25/33	666
721	Series 2003-69, Class N, 5.000%, 07/25/33	779
230	Series 2003-80, Class QG, 5.000%, 08/25/33	248
454	Series 2003-84, Class GE, 4.500%, 09/25/18	483
365	Series 2003-84, Class PG, 5.000%, 03/25/32	373
255	Series 2003-85, Class QD, 5.500%, 09/25/33	286
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,196
111	Series 2003-87, Class TJ, 4.500%, 09/25/18	118
194	Series 2003-94, Class CE, 5.000%, 10/25/33	204
3,009	Series 2003-129, Class ME, 5.000%, 08/25/23	3,194
30	Series 2003-131, Class CG, 5.500%, 05/25/33	31
388	Series 2003-134, Class MH, 5.000%, 06/25/33	409
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,124
439	Series 2004-53, Class NC, 5.500%, 07/25/24	482
945	Series 2004-70, Class EB, 5.000%, 10/25/24	1,028
57	Series 2004-81, Class HA, 4.250%, 10/25/24	61
149	Series 2004-91, Class VL, 5.000%, 05/25/23	151
975	Series 2005-5, Class CK, 5.000%, 01/25/35	1,033
3,632	Series 2005-22, Class HE, 5.000%, 10/25/33	3,751

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,313	Series 2005-29, Class WC, 4.750%, 04/25/35	2,504
1,115	Series 2005-33, Class QD, 5.000%, 01/25/34	1,165
3,874	Series 2005-44, Class PE, 5.000%, 07/25/33	3,944
197	Series 2005-46, Class CE, 5.000%, 03/25/24	199
223	Series 2005-48, Class TD, 5.500%, 06/25/35	245
238	Series 2005-51, Class ND, 5.500%, 11/25/33	243
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,114
259	Series 2005-58, Class EP, 5.500%, 07/25/35	288
161	Series 2005-62, Class CP, 4.750%, 07/25/35	170
125	Series 2005-68, Class BE, 5.250%, 08/25/35	132
671	Series 2005-68, Class PG, 5.500%, 08/25/35	743
105	Series 2005-84, Class TK, 5.250%, 09/25/35	105
327	Series 2005-86, Class AX, 5.500%, 10/25/35	348
441	Series 2005-86, Class WD, 5.000%, 03/25/34	453
151	Series 2005-99, Class AE, 5.500%, 12/25/35	158
199	Series 2005-101, Class ND, 5.000%, 06/25/34	204
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,489
324	Series 2005-110, Class GL, 5.500%, 12/25/35	365
89	Series 2005-110, Class MB, 5.500%, 09/25/35	97
65	Series 2005-116, Class PB, 6.000%, 04/25/34	68
173	Series 2005-121, Class V, 4.500%, 06/25/29	178
780	Series 2006-7, Class TD, 6.000%, 04/25/35	823
1,024	Series 2006-22, Class CE, 4.500%, 08/25/23	1,106
103	Series 2006-30, Class GA, 5.500%, 07/25/20	108
264	Series 2006-41, Class MC, 5.500%, 07/25/35	277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,539	Series 2006-44, Class OG, 5.500%, 12/25/34	2,609
1,221	Series 2006-45, Class NW, 5.500%, 01/25/35	1,259
300	Series 2006-49, Class PA, 6.000%, 06/25/36	332
1,888	Series 2006-53, Class CM, 5.000%, 01/25/35	1,948
599	Series 2006-56, Class PF, VAR, 0.534%, 07/25/36	603
673	Series 2006-57, Class PD, 5.500%, 01/25/35	694
1,199	Series 2006-65, Class TE, 5.500%, 05/25/35	1,252
160	Series 2007-33, Class HE, 5.500%, 04/25/37	177
2,393	Series 2007-63, Class PC, 5.500%, 07/25/36	2,437
73	Series 2007-65, Class KI, IF, IO, 6.436%, 07/25/37	8
31	Series 2007-68, Class KA, 6.000%, 12/25/33	32
198	Series 2007-68, Class PB, 5.500%, 06/25/36	201
1,020	Series 2007-71, Class GB, 6.000%, 07/25/37	1,092
521	Series 2007-71, Class KP, 5.500%, 07/25/37	576
3,615	Series 2007-76, Class PK, 6.000%, 06/25/36	3,800
100	Series 2007-77, Class TC, 5.500%, 09/25/34	100
452	Series 2007-77, Class TD, 5.500%, 01/25/36	473
165	Series 2007-80, Class PB, 5.500%, 05/25/34	165
288	Series 2007-113, Class DB, 4.500%, 12/25/22	313
585	Series 2008-65, Class CD, 4.500%, 08/25/23	627
701	Series 2008-68, Class VB, 6.000%, 03/25/27	710
69	Series 2008-68, Class VJ, 5.500%, 07/25/19	70
825	Series 2008-68, Class VK, 5.500%, 03/25/27	855
1,132	Series 2008-68, Class VN, 5.500%, 03/25/27	1,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,389	Series 2008-70, Class BY, 4.000%, 08/25/23	4,653
108	Series 2008-72, Class BX, 5.500%, 08/25/38	118
47	Series 2008-74, Class B, 5.500%, 09/25/38	52
104	Series 2009-37, Class KI, IF, IO, 5.816%, 06/25/39	15
390	Series 2009-39, Class LB, 4.500%, 06/25/29	417
2,413	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,654
367	Series 2009-71, Class MB, 4.500%, 09/25/24	394
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	4,089
277	Series 2009-78, Class J, 5.000%, 09/25/19	299
96	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	15
186	Series 2009-86, Class OT, PO, 10/25/37	169
92	Series 2009-86, Class PC, 5.000%, 03/25/37	95
4,631	Series 2009-92, Class AD, 6.000%, 11/25/39	5,222
168	Series 2009-96, Class CB, 4.000%, 11/25/49	176
675	Series 2009-96, Class DB, 4.000%, 11/25/29	716
715	Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	83
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
827	Series 2010-10, Class MA, 4.500%, 04/25/34	845
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,239
365	Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	51
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,382
700	Series 2010-41, Class DC, 4.500%, 05/25/25	750
220	Series 2010-48, Class UB, 5.000%, 06/25/36	222
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,635
251	Series 2010-54, Class EA, 4.500%, 06/25/40	266
462	Series 2010-56, Class BD, 5.000%, 12/25/38	486

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
52	Series 2010-64, Class DM, 5.000%, 06/25/40	58
105	Series 2010-64, Class EH, 5.000%, 10/25/35	109
830	Series 2010-71, Class HJ, 5.500%, 07/25/40	934
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,305
473	Series 2010-111, Class AE, 5.500%, 04/25/38	513
3,789	Series 2010-135, Class HE, 3.000%, 01/25/21	3,953
967	Series 2011-22, Class MA, 6.500%, 04/25/38	1,090
2,726	Series 2011-39, Class ZA, 6.000%, 11/25/32	3,031
3,101	Series 2011-61, Class V, 4.500%, 08/25/22	3,284
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,159
1,920	Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	1,923
2,984	Series 2013-83, Class CA, 3.500%, 10/25/37	3,073
	Federal National Mortgage Association STRIPS,
109	Series 293, Class 1, PO, 12/01/24	102
191	Series 314, Class 1, PO, 07/01/31	182
	Government National Mortgage Association,
117	Series 2002-44, Class JC, 6.000%, 07/20/32	131
620	Series 2002-79, Class KL, 5.500%, 11/20/32	694
11	Series 2002-88, Class PH, 5.500%, 12/16/31	11
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	267
612	Series 2003-29, Class PD, 5.500%, 04/16/33	686
722	Series 2003-33, Class NE, 5.500%, 04/16/33	805
245	Series 2003-40, Class TD, 5.000%, 03/20/33	256
380	Series 2003-65, Class AP, 5.500%, 08/20/33	423
1,535	Series 2003-77, Class TK, 5.000%, 09/16/33	1,709
1,199	Series 2004-16, Class GC, 5.500%, 02/20/34	1,345

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
94	Series 2004-54, Class BG, 5.500%, 07/20/34	104
72	Series 2004-75, Class NG, 5.500%, 09/20/33	75
772	Series 2004-93, Class PD, 5.000%, 11/16/34	853
863	Series 2004-101, Class BE, 5.000%, 11/20/34	959
450	Series 2005-11, Class PL, 5.000%, 02/20/35	499
2,369	Series 2005-26, Class XY, 5.500%, 03/20/35	2,596
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,103
297	Series 2005-49, Class B, 5.500%, 06/20/35	329
552	Series 2005-51, Class DC, 5.000%, 07/20/35	623
106	Series 2005-56, Class BD, 5.000%, 07/20/35	119
424	Series 2006-38, Class SG, IF, IO, 6.466%, 09/20/33	27
104	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	13
607	Series 2007-37, Class LB, 5.500%, 06/16/37	668
320	Series 2007-79, Class BL, 5.750%, 08/20/37	360
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	466
917	Series 2008-9, Class PW, 5.250%, 02/20/38	1,008
174	Series 2008-23, Class YA, 5.250%, 03/20/38	191
30	Series 2008-30, Class AB, 4.200%, 02/20/37	31
58	Series 2008-31, Class PK, 4.000%, 06/20/36	59
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,339
256	Series 2008-34, Class PG, 5.250%, 04/20/38	285
400	Series 2008-35, Class NF, 5.000%, 04/20/38	447
517	Series 2008-38, Class BE, 5.000%, 07/16/36	551
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,084
249	Series 2008-43, Class NB, 5.500%, 05/20/38	282

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
750	Series 2008-56, Class PX, 5.500%, 06/20/38	822
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,537
1,100	Series 2008-58, Class PE, 5.500%, 07/16/38	1,222
14	Series 2008-62, Class SA, IF, IO, 5.966%, 07/20/38	2
485	Series 2008-76, Class US, IF, IO, 5.716%, 09/20/38	68
462	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	74
696	Series 2009-14, Class AG, 4.500%, 03/20/39	743
185	Series 2009-15, Class NA, 5.000%, 12/20/38	199
125	Series 2009-61, Class AP, 4.000%, 08/20/39	132
1,073	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	140
673	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	92
175	Series 2010-7, Class EA, 5.000%, 06/16/38	194
255	Series 2010-14, Class QP, 6.000%, 12/20/39	279
538	Series 2010-130, Class BD, 4.000%, 12/20/39	554
649	Series 2010-157, Class OP, PO, 12/20/40	529
3,720	Series 2011-97, Class WA, VAR, 6.083%, 11/20/38	4,182

		329,163

	Non-Agency CMO — 1.0%
260	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	268
1,165	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.824%, 07/25/34	1,105
92	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	95
1,273	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,283
	Citigroup Mortgage Loan Trust, Inc.,
89	Series 2003-1, Class 3A4, 5.250%, 09/25/33	94
160	Series 2004-HYB4, Class WA, VAR, 3.004%, 12/25/34	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
88	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	89
	CSMC,
153	Series 2010-1R, Class 5A1, VAR, 4.972%, 01/29/36 (e)	159
462	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	460
601	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	638
644	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	681
	JP Morgan Mortgage Trust,
1,786	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	1,779
290	Series 2007-A1, Class 5A5, VAR, 2.950%, 07/25/35	292
454	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	459
52	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	53
452	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	472
	Merrill Lynch Mortgage Investors Trust,
607	Series 2003-F, Class A1, VAR, 0.824%, 10/25/28	594
691	Series 2004-B, Class A1, VAR, 0.684%, 05/25/29	656
146	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	152
240	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	248
31	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	32
60	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	62
1,193	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.484%, 12/20/34	1,131
	Springleaf Mortgage Loan Trust,
152	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	155
367	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	372
530	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.884%, 01/19/34	506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,106	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.232%, 12/25/44	1,084
	WaMu Mortgage Pass-Through Certificates,
540	Series 2003-AR11, Class A6, VAR, 2.460%, 10/25/33	537
23	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	24
1,035	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,037
1,914	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	1,916

		16,593

	Total Collateralized Mortgage Obligations (Cost $349,464)	345,756

Commercial Mortgage-Backed Securities — 2.1%
	Banc of America Commercial Mortgage Trust,
1,995	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,186
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,243
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	208
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,300
878	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	898
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	420
50	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	54
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,791
2,200	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.056%, 07/10/38	2,416
1,029	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	1,028
1,529	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	1,537
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,043

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
937	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	957
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,341
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	1,476
1,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,088
	LB-UBS Commercial Mortgage Trust,
883	Series 2004-C2, Class A4, 4.367%, 03/15/36	893
1,245	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,364
33,187	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	396
	Morgan Stanley Capital I Trust,
855	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	876
54,079	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	271
577	Series 2011-C3, Class A3, 4.054%, 07/16/49	605
	Morgan Stanley Re-REMIC Trust,
1	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	1
1,052	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	1,061
277	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	284
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	832
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,018
1,486	Series 2013-C6, Class A4, 3.244%, 04/12/46	1,408
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	1,979
723	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	724
	WFRBS Commercial Mortgage Trust,
653	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	661

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,770

	Total Commercial Mortgage-Backed Securities (Cost $34,995)	34,129

Corporate Bonds — 23.0%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,167
40	5.000%, 03/30/20	43

		1,210

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,034
584	2.625%, 09/15/16 (e)	600
450	6.500%, 11/15/13	455

		3,089

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	88

	Media — 1.1%
	CBS Corp.,
30	7.875%, 07/30/30	36
1,100	8.875%, 05/15/19	1,398
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	560
	Comcast Corp.,
400	5.700%, 07/01/19	465
335	5.900%, 03/15/16	375
335	6.500%, 01/15/17	387
176	COX Communications, Inc., 5.450%, 12/15/14	185
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
941	1.750%, 01/15/18	896
287	5.000%, 03/01/21	294
422	Discovery Communications LLC, 4.375%, 06/15/21	439
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,881
	News America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	713
400	7.600%, 10/11/15	450
200	7.700%, 10/30/25	243
1,700	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,718

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	475
50	8.250%, 04/01/19	59
3,425	8.750%, 02/14/19	4,061
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	558
	Viacom, Inc.,
75	1.250%, 02/27/15	75
500	3.125%, 06/15/22	461
189	3.250%, 03/15/23	173
361	3.875%, 12/15/21	355
750	4.250%, 09/01/23	742
200	4.500%, 03/01/21	207
806	Walt Disney Co. (The), 1.100%, 12/01/17	786

		18,028

	Multiline Retail — 0.1%
1,240	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1,466
175	Nordstrom, Inc., 4.000%, 10/15/21	183

		1,649

	Total Consumer Discretionary	24,064

	Consumer Staples — 1.4%
	Beverages — 0.4%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	780
287	Brown-Forman Corp., 2.250%, 01/15/23	258
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	867
1,000	1.800%, 09/01/16	1,021
400	4.875%, 03/15/19	450
1,000	Diageo Investment Corp., 2.875%, 05/11/22	949
	PepsiCo, Inc.,
400	0.800%, 08/25/14	401
1,257	1.250%, 08/13/17	1,229

		5,955

	Food & Staples Retailing — 0.4%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,157
	Kroger Co. (The),
92	5.400%, 07/15/40	93
700	6.150%, 01/15/20	803
1,000	6.400%, 08/15/17	1,149
469	Walgreen Co., 3.100%, 09/15/22	440
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — Continued
930	3.625%, 07/08/20	974

		6,135

	Food Products — 0.4%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,451
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	871
400	6.000%, 11/27/17 (e)	459
1,000	7.350%, 03/06/19 (e)	1,220
	General Mills, Inc.,
575	3.150%, 12/15/21	562
100	5.650%, 02/15/19	115
	Kellogg Co.,
435	3.125%, 05/17/22	419
513	3.250%, 05/21/18	537
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	419
425	6.875%, 01/26/39	519
50	Mondelez International, Inc., 6.500%, 08/11/17	58

		6,630

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	188
1,800	2.400%, 06/01/23	1,650
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,826

		3,664

	Total Consumer Staples	22,384

	Energy — 1.9%
	Energy Equipment & Services — 0.4%
	Halliburton Co.,
550	6.150%, 09/15/19	656
750	8.750%, 02/15/21	977
	Nabors Industries, Inc.,
400	4.625%, 09/15/21	397
500	9.250%, 01/15/19	615
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,386
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	467
650	6.500%, 11/15/20	719
460	7.375%, 04/15/18	532

		5,749

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 1.5%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,025
	Apache Corp.,
769	2.625%, 01/15/23	703
550	6.000%, 09/15/13	551
400	6.900%, 09/15/18	489
	BP Capital Markets plc, (United Kingdom),
317	2.750%, 05/10/23	287
712	3.245%, 05/06/22	679
800	3.875%, 03/10/15	838
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,207
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	900
500	5.900%, 02/01/18	571
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,187
	Chevron Corp.,
1,000	2.355%, 12/05/22	910
285	3.191%, 06/24/23	277
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	479
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,441
550	Encana Corp., (Canada), 5.900%, 12/01/17	625
240	EOG Resources, Inc., 2.625%, 03/15/23	220
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	783
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	18
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	139
441	2.700%, 02/15/23	400
	Petrobras International Finance Co., (Cayman Islands),
1,000	3.500%, 02/06/17	1,000
500	7.875%, 03/15/19	563
173	Phillips 66, 4.300%, 04/01/22	175
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	231
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	447
50	6.200%, 04/15/18	57
385	8.000%, 10/01/19	464
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,078
1,200	3.125%, 08/17/17	1,264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	232
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,051
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	756
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	137
200	2.875%, 02/17/22	191
	Total Capital S.A., (France),
240	2.300%, 03/15/16	247
598	4.125%, 01/28/21	630
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	912
500	3.800%, 10/01/20	519
300	7.125%, 01/15/19	361

		24,044

	Total Energy	29,793

	Financials — 8.9%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,410
155	4.600%, 01/15/20	168
200	BlackRock, Inc., 6.250%, 09/15/17	233
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	488
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	547
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	38
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	86
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	523
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	316
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	518
90	3.625%, 02/07/16	94
500	3.625%, 01/22/23	472
112	3.700%, 08/01/15	117
196	5.250%, 07/27/21	210
900	5.375%, 03/15/20	979
1,195	Series D, 6.000%, 06/15/20	1,341
5,150	7.500%, 02/15/19	6,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Jefferies Group LLC,
150	6.875%, 04/15/21	167
1,600	8.500%, 07/15/19	1,938
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	211
800	7.625%, 08/13/19 (e)	935
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	684
2,000	6.875%, 04/25/18	2,326
	Morgan Stanley,
323	3.450%, 11/02/15	335
1,000	5.450%, 01/09/17	1,088
331	5.500%, 07/24/20	362
2,500	5.625%, 09/23/19	2,752
510	5.750%, 01/25/21	563
1,400	6.000%, 04/28/15	1,502
1,700	7.300%, 05/13/19	2,013
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	288
300	5.000%, 03/04/15	315
419	State Street Corp., 3.100%, 05/15/23	388
928	UBS AG, (Switzerland), 5.750%, 04/25/18	1,066

		30,700

	Commercial Banks — 2.5%
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	499
1,162	1.400%, 09/11/17	1,135
	Bank of Nova Scotia, (Canada),
1,500	1.375%, 12/18/17	1,457
500	2.550%, 01/12/17	513
400	4.375%, 01/13/21	429
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	493
	BB&T Corp.,
166	2.050%, 06/19/18	164
705	3.200%, 03/15/16	737
45	3.375%, 09/25/13	45
60	3.950%, 04/29/16	64
500	5.200%, 12/23/15	544
319	5.700%, 04/30/14	330
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	521
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,126

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	117
553	3.875%, 02/08/22	549
350	4.500%, 01/11/21	367
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,435
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,472
	HSBC Bank plc, (United Kingdom),
1,246	1.625%, 07/07/14 (e) (m)	1,255
523	3.100%, 05/24/16 (e)	548
1,000	3.500%, 06/28/15 (e)	1,048
1,100	4.750%, 01/19/21 (e)	1,184
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,093
400	KeyCorp, 5.100%, 03/24/21	439
1,000	Macquarie Bank Ltd., (Australia), 3.450%, 07/27/15 (e)	1,035
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,169
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,046
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	251
	National City Corp.,
400	4.900%, 01/15/15	422
100	6.875%, 05/15/19	118
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	606
	PNC Funding Corp.,
100	3.000%, 05/19/14	102
50	5.125%, 02/08/20	55
50	5.250%, 11/15/15	54
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	865
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,272
600	2.200%, 07/27/18	599
1,500	SunTrust Bank, 2.750%, 05/01/23	1,352
800	SunTrust Banks, Inc., 3.600%, 04/15/16	844
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	737
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	401
1,041	2.500%, 07/14/16	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	U.S. Bancorp,
307	1.650%, 05/15/17	306
60	2.450%, 07/27/15	62
215	2.950%, 07/15/22	201
732	4.125%, 05/24/21	769
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,144
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,139
3,895	5.750%, 02/01/18	4,462

		39,710

	Consumer Finance — 0.8%
400	American Express Centurion Bank, 6.000%, 09/13/17	459
	American Express Co.,
200	6.150%, 08/28/17	231
1,820	7.000%, 03/19/18	2,179
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,803
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	828
	Ford Motor Credit Co. LLC,
627	3.000%, 06/12/17	632
757	3.984%, 06/15/16	790
240	4.207%, 04/15/16	251
460	HSBC Finance Corp., 5.000%, 06/30/15	489
	John Deere Capital Corp.,
65	1.700%, 01/15/20	61
250	3.150%, 10/15/21	247
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,131
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	405
591	1.600%, 03/15/17	585
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	419
1,700	2.000%, 09/15/16	1,739
800	2.625%, 01/10/23	736

		12,985

	Diversified Financial Services — 2.1%
	Bank of America Corp.,
53	3.300%, 01/11/23	49
360	3.625%, 03/17/16	377
737	4.100%, 07/24/23	725
780	5.000%, 05/13/21	826

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
865	5.625%, 07/01/20	952
585	Series L, 5.650%, 05/01/18	652
427	6.500%, 08/01/16	482
1,130	7.375%, 05/15/14	1,182
2,600	7.625%, 06/01/19	3,129
	Citigroup, Inc.,
600	2.250%, 08/07/15	611
619	4.587%, 12/15/15	662
490	4.750%, 05/19/15	519
829	5.375%, 08/09/20	919
5,400	8.500%, 05/22/19	6,845
	CME Group, Inc.,
1,250	3.000%, 09/15/22	1,172
131	5.750%, 02/15/14	134
	General Electric Capital Corp.,
636	1.600%, 11/20/17	624
200	2.100%, 12/11/19	195
337	2.250%, 11/09/15	345
125	4.375%, 09/16/20	132
6,700	4.625%, 01/07/21	7,092
331	5.300%, 02/11/21	357
1,600	5.500%, 01/08/20	1,797
80	5.625%, 09/15/17	90
850	5.625%, 05/01/18	970
70	5.875%, 01/14/38	76
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	448
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	893
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
1,555	4.300%, 09/22/19	1,695
40	4.375%, 03/25/20	44

		34,040

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,763
	Aflac, Inc.,
1,250	3.625%, 06/15/23	1,206
500	8.500%, 05/15/19	641
651	Allstate Corp. (The), 3.150%, 06/15/23	627
	Aon Corp.,
621	3.125%, 05/27/16	648
94	3.500%, 09/30/15	99
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	313

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
267	2.450%, 12/15/15	277
2,160	5.400%, 05/15/18	2,474
61	Chubb Corp. (The), 5.750%, 05/15/18	70
	CNA Financial Corp.,
50	5.850%, 12/15/14	53
860	5.875%, 08/15/20	973
420	6.500%, 08/15/16	474
900	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	947
	Lincoln National Corp.,
96	4.200%, 03/15/22	98
768	4.850%, 06/24/21	820
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,213
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	719
1,600	3.000%, 01/10/23 (e)	1,503
400	3.125%, 01/11/16 (e)	416
426	3.875%, 04/11/22 (e)	433
	New York Life Global Funding,
500	3.000%, 05/04/15 (e)	519
800	5.375%, 09/15/13 (e)	801
471	Principal Financial Group, Inc., 3.125%, 05/15/23	445
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	189

		17,721

	Real Estate Investment Trusts (REITs) — 0.4%
909	Boston Properties LP, 3.800%, 02/01/24	871
600	CommonWealth REIT, 6.650%, 01/15/18	643
1,272	ERP Operating LP, 4.625%, 12/15/21	1,331
	HCP, Inc.,
662	2.625%, 02/01/20	620
50	3.750%, 02/01/19	51
457	ProLogis LP, 4.250%, 08/15/23	450
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,268
200	6.125%, 05/30/18	234
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
526	3.375%, 10/03/22 (e)	490
700	6.750%, 09/02/19 (e)	827

		6,785

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	434

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — Continued
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	420

		854

	Total Financials	142,795

	Health Care — 0.9%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,383
700	Celgene Corp., 3.950%, 10/15/20	713

		2,096

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	515

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	377
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,500
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	106
1,500	2.875%, 03/15/23	1,392
187	3.375%, 11/15/21	185
400	4.700%, 02/15/21	433
	WellPoint, Inc.,
100	2.375%, 02/15/17	101
700	3.300%, 01/15/23	658

		4,848

	Pharmaceuticals — 0.5%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,215
250	Actavis, Inc., 3.250%, 10/01/22	232
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	356
1,045	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	979
1,400	Merck & Co., Inc., 6.000%, 09/15/17	1,623
1,800	Mylan, Inc., 2.600%, 06/24/18 (e)	1,764
375	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	370
731	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	687
174	Zoetis, Inc., 1.875%, 02/01/18 (e)	171

		7,397

	Total Health Care	14,856

	Industrials — 2.2%
	Aerospace & Defense — 0.5%
750	Boeing Co. (The), 7.950%, 08/15/24	1,019

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,790
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,298
850	Lockheed Martin Corp., 4.250%, 11/15/19	916
325	Northrop Grumman Corp., 5.050%, 08/01/19	362
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,371
1,550	United Technologies Corp., 6.125%, 02/01/19	1,834

		8,590

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	145

	Airlines — 0.2%
441	Air Canada 2013-1 Class A Pass Through Trust, (Canada), 4.125%, 11/15/26 (e)	425
93	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	96
1,032	American Airlines, 2013-2 Class A Pass-Through Trust, 4.950%, 07/15/24 (e)	1,037
351	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	374
297	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	291
516	Delta Air Lines 2012-1 Class B Pass-Through Trust, 4.750%, 05/07/20	548
49	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	53
84	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	90

		2,914

	Commercial Services & Supplies — 0.3%
1,180	ADT Corp. (The), 4.125%, 06/15/23	1,023
	Republic Services, Inc.,
417	3.550%, 06/01/22	404
1,200	5.500%, 09/15/19	1,350
	Waste Management, Inc.,
862	2.900%, 09/15/22	795
242	4.600%, 03/01/21	257
150	4.750%, 06/30/20	161

		3,990

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	333
526	Fluor Corp., 3.375%, 09/15/21	521

		854

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17 (e)	266

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	818
500	5.400%, 03/01/19	571
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,189
480	5.750%, 03/11/18	550

		3,128

	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	934
30	7.900%, 12/15/18	38
	Deere & Co.,
298	2.600%, 06/08/22	279
700	4.375%, 10/16/19	775

		2,026

	Road & Rail — 0.8%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	129
2,000	4.100%, 06/01/21	2,074
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	728
	CSX Corp.,
3,000	6.250%, 03/15/18	3,486
230	7.375%, 02/01/19	281
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	119
1,500	3.300%, 10/15/22 (e)	1,415
315	4.500%, 08/16/21 (e)	325
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	338
829	3.250%, 12/01/21	811
	Ryder System, Inc.,
290	2.500%, 03/01/17	291
535	3.500%, 06/01/17	553
100	3.600%, 03/01/16	105
1,931	Union Pacific Corp., 4.163%, 07/15/22	2,018

		12,673

	Total Industrials	34,586

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	197
250	5.500%, 02/22/16	278

		475

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Computers & Peripherals — 0.2%
1,025	EMC Corp., 2.650%, 06/01/20	1,003
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	900
1,100	4.750%, 06/02/14 (m)	1,130
30	6.125%, 03/01/14 (m)	31

		3,064

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	403
155	6.000%, 04/01/20	168
1,350	7.500%, 01/15/27	1,521

		2,092

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	86
1,250	3.250%, 10/15/20	1,263

		1,349

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	250
1,000	1.625%, 05/15/20	928
629	1.950%, 07/22/16	646
40	8.375%, 11/01/19	53

		1,877

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,824

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,488
837	Texas Instruments, Inc., 2.375%, 05/16/16	867

		2,355

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,045
	Microsoft Corp.,
486	2.375%, 05/01/23	441
1,500	4.200%, 06/01/19	1,652
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,177
720	5.750%, 04/15/18	834
50	6.500%, 04/15/38	62

		5,211

	Total Information Technology	18,247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 1.1%
	Chemicals — 0.7%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	499
89	4.250%, 11/15/20	92
32	8.550%, 05/15/19	41
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	231
1,500	6.000%, 07/15/18	1,765
	Ecolab, Inc.,
792	1.000%, 08/09/15	792
279	1.450%, 12/08/17	271
1,160	Mosaic Co. (The), 3.750%, 11/15/21	1,120
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	760
	PPG Industries, Inc.,
550	3.600%, 11/15/20	556
1,325	6.650%, 03/15/18	1,551
25	7.400%, 08/15/19	30
	Praxair, Inc.,
250	2.200%, 08/15/22	226
1,000	3.000%, 09/01/21	976
100	4.625%, 03/30/15	106
240	5.200%, 03/15/17	268
315	Rohm & Haas Co., 7.850%, 07/15/29	419
400	Union Carbide Corp., 7.500%, 06/01/25	469

		10,172

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	348

	Metals & Mining — 0.4%
	Barrick Gold Corp., (Canada),
900	2.900%, 05/30/16	905
500	6.950%, 04/01/19	553
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	669
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	350
352	2.150%, 03/01/17	345
1,600	3.875%, 03/15/23 (e)	1,428
	Nucor Corp.,
305	4.000%, 08/01/23	298
172	5.850%, 06/01/18	197
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	37
800	4.125%, 05/20/21	807

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
650	6.500%, 07/15/18	755
120	8.950%, 05/01/14	126

		6,470

	Total Materials	16,990

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
1,800	1.400%, 12/01/17	1,750
850	3.875%, 08/15/21	860
1,500	4.450%, 05/15/21	1,588
1,000	5.500%, 02/01/18	1,135
	British Telecommunications plc, (United Kingdom),
461	1.625%, 06/28/16	464
256	2.000%, 06/22/15	260
1,200	CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,194
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,074
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/41 (e)	1,119
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	262
	Orange S.A., (France),
525	2.750%, 09/14/16	539
50	8.500%, 03/01/31	68
260	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	268
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	410
114	5.462%, 02/16/21	117
400	6.221%, 07/03/17	437
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	1,975
245	5.550%, 02/15/16	270
1,334	8.750%, 11/01/18	1,705

		15,495

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	341
1,000	Crown Castle Towers LLC, 3.214%, 08/15/35 (e)	1,024
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,237
500	5.625%, 02/27/17	558

		3,160

	Total Telecommunication Services	18,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 2.8%
	Electric Utilities — 2.1%
800	Appalachian Power Co., 4.600%, 03/30/21	858
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	239
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,160
	DTE Electric Co.,
197	2.650%, 06/15/22	187
200	3.900%, 06/01/21	210
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,314
50	6.450%, 10/15/32	60
233	Duke Energy Corp., 3.550%, 09/15/21	232
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	167
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	440
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	411
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	717
3,700	Georgia Power Co., 4.250%, 12/01/19	4,021
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,771
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,334
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,192
1,000	7.125%, 03/15/19	1,233
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
200	6.000%, 03/01/19	230
40	7.875%, 12/15/15	46
	Nisource Finance Corp.,
300	3.850%, 02/15/23	291
500	5.450%, 09/15/20	550
100	6.800%, 01/15/19	117
300	NSTAR Electric Co., 2.375%, 10/15/22	276
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	370
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	719
424	3.250%, 09/15/21	416
500	3.250%, 06/15/23	475
50	6.050%, 03/01/34	57
200	PacifiCorp, 5.650%, 07/15/18	233
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,684
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	757

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	208
490	Progress Energy, Inc., 4.400%, 01/15/21	517
74	Public Service Co. of Colorado, 3.200%, 11/15/20	75
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	233
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,012
650	5.500%, 08/15/18	751
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,163
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,928
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,500
429	2.950%, 01/15/22	420
1,000	Wisconsin Electric Power Co., 1.700%, 06/15/18	978

		32,825

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
380	4.950%, 10/15/14	397
1,365	8.500%, 03/15/19	1,745
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	912

		3,054

	Independent Power Producers & Energy Traders — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	179
	PSEG Power LLC,
500	4.150%, 09/15/21	506
350	5.125%, 04/15/20	382

		1,067

	Multi-Utilities — 0.3%
939	AGL Capital Corp., 3.500%, 09/15/21	945
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	592
	Consumers Energy Co.,
137	2.850%, 05/15/22	132
1,060	5.650%, 04/15/20	1,231
350	Dominion Resources, Inc., 5.200%, 08/15/19	395
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
500	2.000%, 03/15/14	504

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Multi-Utilities — Continued
1,400		9.800%, 02/15/19	1,868

			5,674

		Water Utilities — 0.1%
1,700		American Water Capital Corp., 6.085%, 10/15/17	1,956

		Total Utilities	44,576

		Total Corporate Bonds (Cost $364,419)	366,946

Foreign Government Security — 0.1%
1,600		Province of Ontario, (Canada), 0.950%, 05/26/15 (Cost $1,600)	1,610

Mortgage Pass-Through Securities — 7.5%
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,033		5.500%, 01/01/24 - 02/01/24	6,531
389		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	420
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,184		4.500%, 05/01/41	3,354
526		5.000%, 10/01/33	569
11		6.000%, 12/01/36	11
2,367		Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,339
2,045		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,012
		Federal National Mortgage Association, 15 Year, Single Family,
184		6.000%, 10/01/19 - 01/01/24	197
2,389		Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,442
		Federal National Mortgage Association, 30 Year, Single Family,
2,524		5.000%, 08/01/40	2,760
—	(h)	5.500%, 02/01/38	—	(h)
1,577		6.000%, 12/01/32 - 04/01/35	1,745
2,513		6.500%, 10/01/36 - 10/01/38	2,791
1,634		7.000%, 04/01/37 - 11/01/38	1,770
		Federal National Mortgage Association, Other,
2,667		VAR, 0.545%, 01/01/23	2,660
2,000		Zero Coupon, 09/25/20	2,023
3,000		1.446%, 07/01/17	2,991
2,400		1.792%, 05/01/20	2,294

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,000	2.004%, 07/01/19	2,007
4,800	2.077%, 06/01/20	4,644
1,500	2.211%, 04/01/19	1,494
988	2.263%, 12/01/22	908
2,672	2.418%, 12/01/22	2,478
2,538	2.428%, 05/01/23	2,344
4,996	2.480%, 12/01/22 - 07/01/23	4,623
5,288	2.490%, 10/01/17 - 01/01/23	5,057
3,000	2.604%, 05/01/23	2,742
2,185	2.614%, 03/01/23	2,049
2,000	2.650%, 08/01/22	1,880
2,000	2.670%, 07/01/22	1,886
2,739	2.793%, 04/01/23	2,598
1,175	2.996%, 06/01/22	1,129
1,400	3.110%, 10/01/21	1,396
1,362	3.131%, 12/01/21	1,348
1,500	3.482%, 11/01/20	1,541
3,500	3.492%, 01/01/18	3,705
7,157	3.500%, 05/01/43 - 06/01/43	7,074
1,750	3.590%, 10/01/20	1,821
1,000	3.596%, 12/01/20	1,032
2,488	3.658%, 10/01/20	2,582
4,909	3.730%, 06/01/18	5,301
1,685	3.810%, 01/01/19	1,783
3,400	3.895%, 09/01/21	3,542
2,491	3.898%, 05/01/22	2,593
1,261	3.988%, 07/01/21	1,317
4,577	4.000%, 07/01/42	4,690
1,000	4.174%, 10/01/20	1,055
1,000	4.402%, 07/01/21	1,068
1,943	4.474%, 04/01/21	2,083
768	4.515%, 02/01/20	832
972	4.794%, 01/01/21	1,060
840	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	920

	Total Mortgage Pass-Through Securities (Cost $122,563)	119,491

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $644)	668

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 17.4%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,314
	Federal Home Loan Mortgage Corp.,
40,000	0.750%, 01/12/18	38,622
45,000	1.000%, 06/29/17	44,523
5,000	1.250%, 10/02/19	4,693
15,000	1.750%, 05/30/19	14,661
18,800	2.875%, 02/09/15	19,485
46,450	3.750%, 03/27/19	50,522
20,000	4.500%, 01/15/14	20,323
	Federal National Mortgage Association,
20,000	1.375%, 11/15/16	20,224
12,600	1.625%, 10/26/15	12,898
21,500	5.000%, 02/13/17	24,282

	Total U.S. Government Agency Securities (Cost $277,988)	276,547

U.S. Treasury Obligations — 18.1%
	U.S. Treasury Inflation Indexed Notes,
82,500	0.125%, 01/15/22	82,354
20,000	0.125%, 07/15/22	19,583
91,400	1.875%, 07/15/15	116,152
55,000	2.500%, 07/15/16	70,072

	Total U.S. Treasury Obligations (Cost $297,294)	288,161

SHARES
Short-Term Investment — 6.6%
	Investment Company — 6.6%
105,411	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) † (Cost $105,411)	105,411

	Total Investments — 100.5% (Cost $1,617,120)	1,601,644
	Liabilities in Excess of Other Assets — (0.5)%	(7,979)

	NET ASSETS — 100.0%	$1,593,665

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/2014	$15,000	$200
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/2016	7,000	(40)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	3,000	(98)
BNP Paribas	1.970% at termination	CPI-U at termination	01/31/2014	47,000	420
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/2015	4,000	(3)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(1,347)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	62
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	28
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(145)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	1,327
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(347)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(250)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(59)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	4
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	120,000	(3,245)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(547)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(1,137)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(3,571)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	75,000	(570)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(266)
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/2014	50,000	225
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/2015	20,000	(78)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(1,916)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(450)

					$(11,803)

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 17.7%
2,313	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,188
	Ally Auto Receivables Trust,
4,790	Series 2010-4, Class A4, 1.350%, 12/15/15	4,808
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,034
3,740	American Credit Acceptance Receivables Trust, Series 2012-2, Class A, 1.890%, 07/15/16 (e)	3,749
	AmeriCredit Automobile Receivables Trust,
600	Series 2011-1, Class A3, 1.390%, 09/08/15	601
1,079	Series 2011-3, Class A3, 1.170%, 01/08/16	1,080
2,586	Series 2012-4, Class A2, 0.490%, 04/08/16	2,585
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,527
1,270	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.459%, 08/25/33	1,229
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.764%, 07/25/32	82
898	Series 2002-BC6, Class M1, VAR, 1.309%, 08/25/32	746
3,449	Series 2002-BC9, Class M1, VAR, 1.834%, 12/25/32	2,801
	Amresco Residential Securities Corp. Mortgage Loan Trust,
203	Series 1997-2, Class M1A, VAR, 0.739%, 06/25/27	196
1,013	Series 1998-1, Class M1A, VAR, 0.829%, 01/25/28	937
1,098	Series 1998-3, Class M1A, VAR, 0.814%, 09/25/28	988
497	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.809%, 12/15/33	464
	Bear Stearns Asset-Backed Securities I Trust,
9,348	Series 2005-CL1, Class M1, VAR, 0.814%, 09/25/34	1,009
2,735	Series 2005-HE1, Class M2, VAR, 1.429%, 01/25/35	2,294
1,835	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 0.634%, 12/25/33	1,792
692	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.284%, 05/25/37	649
3,500	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	3,487
6,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A2, 1.040%, 11/21/16	6,500
4,382	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	4,397

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.034%, 01/25/32	240
	Countrywide Asset-Backed Certificates,
144	Series 2002-1, Class A, VAR, 0.744%, 08/25/32	116
171	Series 2002-BC1, Class A, VAR, 0.844%, 04/25/32	110
202	Series 2002-BC2, Class A, VAR, 0.724%, 04/25/32	128
61	Series 2003-BC2, Class 2A1, VAR, 0.784%, 06/25/33	56
1,727	Series 2003-BC5, Class M1, VAR, 1.234%, 09/25/33	1,392
503	Series 2004-2, Class M4, VAR, 1.684%, 03/25/34	259
346	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	345
845	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.404%, 04/15/30	772
	CWABS Revolving Home Equity Loan Trust,
643	Series 2005-E, Class 2A, VAR, 0.404%, 11/15/35	504
2,936	Series 2005-M, Class A1, VAR, 0.424%, 02/15/36	2,186
283	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	283
	First Franklin Mortgage Loan Trust,
167	Series 2002-FF1, Class M1, VAR, 1.234%, 04/25/32	114
1,094	Series 2002-FF4, Class M1, VAR, 1.759%, 02/25/33	307
515	Series 2003-FFH1, Class M2, VAR, 2.809%, 09/25/33	277
703	Series 2004-FF8, Class M4, VAR, 1.790%, 10/25/34	59
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.664%, 09/25/35	886
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.674%, 07/25/35	2,787
353	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.364%, 09/15/30	281
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,364
1,159	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,160
4,649	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	4,684

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	185

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
5,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	5,057
308	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.824%, 12/25/24	268
29	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	28
287	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.234%, 02/25/34	260
	Morgan Stanley ABS Capital I, Inc. Trust,
1,965	Series 2003-NC6, Class M1, VAR, 1.384%, 06/25/33	1,884
7,500	Series 2005-WMC4, Class M5, VAR, 1.159%, 04/25/35	6,652
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,677
6,000	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	5,991
308	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.584%, 11/25/33	230
	Nissan Auto Receivables Owner Trust,
4,924	Series 2010-A, Class A4, 1.310%, 09/15/16	4,938
2,750	Series 2011-A, Class A4, 1.940%, 09/15/17	2,788
1,042	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.084%, 07/25/32	959
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
2,608	Series 2004-WHQ2, Class M2, VAR, 1.129%, 02/25/35	2,569
2,500	Series 2005-WHQ3, Class M2, VAR, 0.634%, 06/25/35	2,346
338	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.864%, 03/25/33	290
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	287
2,408	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	2,408
	Residential Funding Mortgage Securities II Home Loan Trust,
313	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	299
366	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	348
80	Series 2003-HS1, Class AII, VAR, 0.474%, 12/25/32	74
	Santander Drive Auto Receivables Trust,
769	Series 2010-1, Class A3, 1.840%, 11/17/14	772

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

5,250		Series 2012-4, Class B, 1.830%, 03/15/17	5,288
1,195		Series 2013-1, Class A2, 0.480%, 02/16/16	1,195
2,988		SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	2,958
1,918		Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,915
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.884%, 04/25/33	159
128		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.764%, 01/25/33	120

		Total Asset-Backed Securities (Cost $136,298)	121,213

Collateralized Mortgage Obligations — 46.3%
		Agency CMO — 34.0%
553		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.777%, 10/25/22	91
		Federal Home Loan Mortgage Corp. REMIC,
15		Series 1071, Class F, VAR, 1.134%, 04/15/21	15
22		Series 1343, Class LA, 8.000%, 08/15/22	26
18		Series 1370, Class JA, VAR, 1.334%, 09/15/22	18
17		Series 1379, Class W, VAR, 1.990%, 10/15/22	18
4		Series 1508, Class KA, VAR, 1.554%, 05/15/23	4
—	(h)	Series 1607, Class SA, HB, IF, 21.260%, 10/15/13	—	(h)
294		Series 1689, Class M, PO, 03/15/24	274
130		Series 1771, Class PK, 8.000%, 02/15/25	150
220		Series 1974, Class ZA, 7.000%, 07/15/27	247
39		Series 1981, Class Z, 6.000%, 05/15/27	43
157		Series 2033, Class PR, PO, 03/15/24	146
18		Series 2261, Class ZY, 7.500%, 10/15/30	21
4		Series 2289, Class NA, VAR, 10.735%, 05/15/20	4
78		Series 2338, Class FN, VAR, 0.684%, 08/15/28	79
145		Series 2416, Class SA, IF, 15.238%, 02/15/32	197
125		Series 2416, Class SH, IF, 15.632%, 02/17/32	170
30		Series 2477, Class FZ, VAR, 0.734%, 06/15/31	30

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
396		Series 2661, Class FG, VAR, 0.634%, 03/15/17	397
862		Series 3085, Class VS, HB, IF, 27.984%, 12/15/35	1,397
1,174		Series 3300, Class FA, VAR, 0.484%, 08/15/35 (m)	1,173
3,381		Series 3737, Class DG, 5.000%, 10/15/30	3,680
6,845		Series 3832, Class PL, 5.000%, 08/15/39	7,526
4,114		Series 3841, Class JF, VAR, 0.584%, 10/15/38 (m)	4,127
14,450		Series 3860, Class FP, VAR, 0.584%, 06/15/40 (m)	14,532
3,331		Series 3952, Class MA, 3.000%, 11/15/21	3,445
16,061		Series 4074, Class FE, VAR, 0.584%, 07/15/42	16,179
16,056		Series 4111, Class FA, VAR, 0.534%, 08/15/39	16,118
19,338		Series 4150, Class F, VAR, 0.554%, 01/15/43	19,355
2,164		Series 4150, Class GE, 2.000%, 01/15/33	2,074
14,618		Series 4161, Class YF, VAR, 0.554%, 02/15/43	14,634
7,943		Series 4206, Class DA, 2.000%, 05/15/33	7,314
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
94		Series T-51, Class 1APO, PO, 09/25/42	68
1,249		Series T-54, Class 4A, VAR, 3.074%, 02/25/43	1,313
		Federal National Mortgage Association Grantor Trust,
591		Series 2001-T8, Class A1, 7.500%, 07/25/41	690
1,694		Series 2002-T6, Class A4, VAR, 3.178%, 03/25/41	1,736
		Federal National Mortgage Association REMIC,
20		Series 1988-15, Class B, VAR, 0.734%, 06/25/18	20
3		Series 1989-77, Class J, 8.750%, 11/25/19	4
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
49		Series 1990-64, Class Z, 10.000%, 06/25/20	57
158		Series 1990-145, Class A, VAR, 1.115%, 12/25/20 (m)	161
99		Series 1991-142, Class PL, 8.000%, 10/25/21	112
99		Series 1991-156, Class F, VAR, 1.484%, 11/25/21	101
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,325.940%, 05/25/22	53
198		Series 1992-112, Class GB, 7.000%, 07/25/22	223

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6	Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
75	Series 1992-200, Class FK, VAR, 2.254%, 11/25/22	76
86	Series 1993-27, Class S, IF, 9.475%, 02/25/23	103
178	Series 1993-110, Class H, 6.500%, 05/25/23	204
19	Series 1993-119, Class H, 6.500%, 07/25/23	21
172	Series 1993-146, Class E, PO, 05/25/23	160
74	Series 1993-165, Class FH, VAR, 1.334%, 09/25/23	76
362	Series 1993-179, Class FM, VAR, 2.204%, 10/25/23	370
56	Series 1997-74, Class E, 7.500%, 10/20/27	65
906	Series 2001-9, Class F, VAR, 0.434%, 02/17/31	905
171	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	38
731	Series 2002-77, Class FY, VAR, 0.584%, 12/25/17	735
1,223	Series 2003-17, Class FN, VAR, 0.484%, 03/25/18 (m)	1,229
71	Series 2003-21, Class FK, VAR, 0.584%, 03/25/33	71
1,457	Series 2004-17, Class BF, VAR, 0.534%, 01/25/34	1,459
2,579	Series 2006-3, Class SB, IF, IO, 6.516%, 07/25/35	427
7,500	Series 2006-124, Class FC, VAR, 0.534%, 01/25/37 (m)	7,525
276	Series 2007-2, Class FA, VAR, 0.384%, 02/25/37	275
5,850	Series 2010-42, Class PD, 4.500%, 07/25/39	6,042
9,423	Series 2012-93, Class ME, 2.500%, 01/25/42	9,309
5,147	Series 2012-114, Class VE, 3.500%, 10/25/25	5,434
20,879	Series 2012-119, Class FB, VAR, 0.534%, 11/25/42	20,934
2,153	Series 2013-6, Class FL, VAR, 0.584%, 02/25/43	2,160
4,880	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,656
5,572	Series 2013-26, Class AV, 3.500%, 04/25/26	5,757
19,697	Series 2013-54, Class HF, VAR, 0.384%, 10/25/41	19,594
44	Series G92-44, Class ZQ, 8.000%, 07/25/22	48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	187

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
972	Series G94-9, Class PJ, 6.500%, 08/17/24	1,086
	Federal National Mortgage Association REMIC Trust,
385	Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	458
2,289	Series 2003-W15, Class 3A, VAR, 3.830%, 12/25/42 (m)	2,446
1,986	Series 2003-W4, Class 5A, VAR, 3.140%, 10/25/42 (m)	2,119
1,632	Series 2009-W1, Class A, 6.000%, 12/25/49	1,869
	Federal National Mortgage Association STRIPS,
1,051	Series 343, Class 23, IO, 4.000%, 10/01/18	70
1,536	Series 343, Class 27, IO, 4.500%, 01/01/19	114
	Federal National Mortgage Association Trust,
91	Series 2004-W2, Class 1A3F, VAR, 0.534%, 02/25/44	92
939	Series 2004-W2, Class 4A, VAR, 2.903%, 02/25/44	961
	Government National Mortgage Association,
692	Series 1999-27, Class ZA, 7.500%, 04/17/29	781
17	Series 2000-35, Class F, VAR, 0.734%, 12/16/25	18
459	Series 2002-31, Class FC, VAR, 0.434%, 09/26/21	459
368	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	8
2,046	Series 2003-59, Class XA, IO, VAR, 0.998%, 06/16/34	13
7,602	Series 2010-166, Class GP, 3.000%, 04/20/39	7,926
8,533	Series 2012-61, Class FM, VAR, 0.584%, 05/16/42 (m)	8,549

		232,666

	Non-Agency CMO — 12.3%
	Alternative Loan Trust,
937	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	958
1,310	Series 2004-33, Class 3A3, VAR, 2.851%, 12/25/34	688
173	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	176
1,272	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,335
	Banc of America Funding Trust,
918	Series 2005-E, Class 5A1, VAR, 2.853%, 05/20/35	880

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,339	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,327
	Banc of America Mortgage Trust,
14	Series 2003-5, Class 2A8, VAR, 0.634%, 07/25/18	13
1,596	Series 2004-D, Class 2A2, VAR, 2.894%, 05/25/34	1,543
328	Series 2005-10, Class 1A13, 5.500%, 11/25/35	328
1,046	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35	965
706	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.189%, 11/25/34	403
	CHL Mortgage Pass-Through Trust,
353	Series 2002-38, Class A1, 5.000%, 02/25/18	353
666	Series 2003-21, Class A1, VAR, 2.814%, 05/25/33	663
540	Series 2004-HYB8, Class 1A1, VAR, 0.884%, 01/20/35	457
464	Series 2005-1, Class 1A2, VAR, 0.534%, 03/25/35	42
18	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	18
	Credit Suisse First Boston Mortgage Securities Corp.,
1,764	Series 2003-AR24, Class 2A4, VAR, 2.598%, 10/25/33	1,641
1,460	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,500
522	Series 2004-AR3, Class 6M1, VAR, 1.284%, 04/25/34	515
347	Series 2005-5, Class 1A1, 5.000%, 07/25/20	348
1,009	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	1,047
826	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	846
1,564	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.654%, 12/25/34	1,496
103	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.684%, 06/25/30	80
509	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.684%, 11/15/30	507

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,394	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	2,477
1,308	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,333
	Impac CMB Trust,
492	Series 2004-3, Class 3A, VAR, 0.824%, 03/25/34	473
488	Series 2004-6, Class 1A2, VAR, 0.964%, 10/25/34	455
1,984	Series 2005-5, Class A1, VAR, 0.824%, 08/25/35	1,640
1,577	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.060%, 03/25/37	1,353
293	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.119%, 10/25/33	293
	MASTR Adjustable Rate Mortgages Trust,
1,716	Series 2003-5, Class 5A1, VAR, 2.331%, 10/25/33	1,708
814	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	823
2,846	Series 2004-13, Class 3A7B, VAR, 2.140%, 11/21/34	2,878
238	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.584%, 02/25/33	216
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
739	Series 2001-TBC1, Class B1, VAR, 1.064%, 11/15/31	596
162	Series 2002-TBC1, Class B1, VAR, 1.184%, 09/15/30	128
81	Series 2002-TBC1, Class B2, VAR, 1.584%, 09/15/30	62
372	Series 2002-TBC2, Class B1, VAR, 1.034%, 08/15/32	284
	Merrill Lynch Mortgage Investors Trust,
776	Series 2004-1, Class 2A3, VAR, 2.209%, 12/25/34	746
1,495	Series 2004-D, Class A1, VAR, 0.844%, 09/25/29	1,454
95	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	104
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
580	Series 2003-HYB1, Class A4, VAR, 1.718%, 03/25/33	535
407	Series 2003-HYB1, Class B1, VAR, 1.718%, 03/25/33	249

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Morgan Stanley Mortgage Loan Trust,
615	Series 2004-5AR, Class 3A3, VAR, 2.455%, 07/25/34	449
3,464	Series 2004-5AR, Class 3A5, VAR, 2.455%, 07/25/34	3,377
1,667	Series 2004-11AR, Class 1A2A, VAR, 0.494%, 01/25/35	1,592
1,799	NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class AF, VAR, 0.634%, 02/25/35 (e)	1,397
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
272	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	281
56	Series 2004-AR1, Class 5A1, VAR, 0.944%, 08/25/34	55
4	Series 2005-AR1, Class 2A1, VAR, 0.464%, 02/25/35	4
1,222	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.089%, 10/25/32	1,310
646	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	662
	RFMSI Trust,
1,217	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,207
4,500	Series 2005-SA2, Class 2A2, VAR, 3.030%, 06/25/35	4,031
1,120	Series 2006-SA4, Class 2A1, VAR, 3.802%, 11/25/36	925
3	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, PAC, 6.250%, 12/25/23	3
	Sequoia Mortgage Trust,
112	Series 11, Class A, VAR, 1.084%, 12/20/32	109
294	Series 2003-3, Class A2, VAR, 1.109%, 07/20/33	281
2,871	Series 2004-11, Class A2, VAR, 0.740%, 12/20/34	2,619
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,029
4,199	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	4,158
4,169	Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.590%, 07/25/23	4,208
238	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.884%, 03/19/34	228

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	189

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,533	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.934%, 07/19/32	1,350
3,714	Structured Asset Securities Corp., Series 2003-29, Class 3A1, VAR, 5.197%, 09/25/33	3,697
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
5,131	Series 2003-32, Class 5A1, VAR, 5.841%, 11/25/33	5,350
1,638	Series 2003-40A, Class 4A, VAR, 2.474%, 01/25/34	1,569
	WaMu Mortgage Pass-Through Certificates,
1,284	Series 2004-AR11, Class A, VAR, 2.439%, 10/25/34	1,248
2,677	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	2,689
	Wells Fargo Mortgage-Backed Securities Trust,
245	Series 2003-F, Class A1, VAR, 2.510%, 06/25/33	244
669	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	674
308	Series 2005-16, Class A16, 5.750%, 01/25/36	308
959	Series 2005-AR16, Class 3A2, VAR, 2.679%, 03/25/35	964
362	Series 2006-17, Class A1, 5.500%, 11/25/21	366
643	Series 2007-3, Class 3A1, 5.500%, 04/25/22	663

		83,983

	Total Collateralized Mortgage Obligations (Cost $322,164)	316,649

Commercial Mortgage-Backed Securities — 4.4%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,104
	Bayview Commercial Asset Trust,
593	Series 2004-3, Class A2, VAR, 0.604%, 01/25/35 (e)	467
2,109	Series 2005-2A, Class A2, VAR, 0.534%, 08/25/35 (e)	1,678
421	Series 2005-2A, Class M1, VAR, 0.614%, 08/25/35 (e)	265
1,434	Series 2007-2A, Class A2, VAR, 0.504%, 07/25/37 (e)	726
714	Series 2007-2A, Class M4, VAR, 0.834%, 07/25/37 (e)	27

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,949	Series 2007-3, Class A2, VAR, 0.474%, 07/25/37 (e)	1,233
2,964	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, VAR, 4.750%, 02/13/46	3,056
2,700	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.751%, 07/10/39	2,817
2,588	Morgan Stanley Capital I Trust, Series 2004-T15, Class A4, VAR, 5.270%, 06/13/41	2,652
627	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	632
2,498	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	2,495
6,368	N-Star Real Estate CDO Ltd., Series 2013-1A, Class A, VAR, 7/25/29 (e)	6,374
1,290	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,290
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,109
1,727	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.414%, 10/15/44	1,841
1,634	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,653

	Total Commercial Mortgage-Backed Securities (Cost $33,361)	30,419

Corporate Bonds — 3.1%
	Consumer Discretionary — 0.5%
	Automobiles — 0.5%
3,000	Daimler Finance North America LLC, VAR, 0.945%, 08/01/16 (e)	3,000

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
1,500	Petrobras Global Finance B.V., (Netherlands), VAR, 1.884%, 05/20/16	1,483

	Financials — 1.7%
	Capital Markets — 0.3%
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,865

	Commercial Banks — 0.3%
923	BNP Paribas, (France), 2.700%, 08/20/18	919
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,340

		2,259

	Consumer Finance — 0.4%
3,000	American Express Credit Corp., VAR, 0.774%, 07/29/16	3,006

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — 0.4%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,011

	Insurance — 0.3%
1,667	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,665

	Total Financials	11,806

	Information Technology — 0.7%
	Computers & Peripherals — 0.3%
1,793	Apple, Inc., VAR, 0.516%, 05/03/18	1,791

	Software — 0.4%
3,000	Oracle Corp., VAR, 0.848%, 01/15/19	3,024

	Total Information Technology	4,815

	Total Corporate Bonds (Cost $21,070)	21,104

Mortgage Pass-Through Securities — 6.3%
	Federal Home Loan Mortgage Corp.,
16	ARM, 1.470%, 12/01/21	17
73	ARM, 2.089%, 07/01/19	78
505	ARM, 2.225%, 01/01/23	536
13	ARM, 2.250%, 06/01/26	14
75	ARM, 2.259%, 01/01/27	80
21	ARM, 2.266%, 06/01/22	22
57	ARM, 2.320%, 12/01/26	61
44	ARM, 2.330%, 04/01/30	47
846	ARM, 2.342%, 04/01/32	898
81	ARM, 2.350%, 07/01/28	86
192	ARM, 2.353%, 12/01/27 (m)	203
360	ARM, 2.363%, 07/01/30 (m)	383
44	ARM, 2.382%, 01/01/30	46
28	ARM, 2.389%, 10/01/29	28
303	ARM, 2.405%, 08/01/27 - 11/01/27	322
238	ARM, 2.417%, 12/01/26	254
90	ARM, 2.433%, 02/01/23	90
22	ARM, 2.444%, 12/01/29	23
28	ARM, 2.449%, 05/01/18	30
318	ARM, 2.577%, 01/01/23 (m)	339
50	ARM, 2.602%, 04/01/24	53
14	ARM, 2.671%, 06/01/25 (m)	14
15	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	16
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	11
33	8.500%, 07/01/28	38
18	9.000%, 02/01/25	21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association,
11	ARM, 1.625%, 03/01/17	11
21	ARM, 1.700%, 04/01/24	21
11	ARM, 1.880%, 06/01/18	11
46	ARM, 1.892%, 12/01/20	48
183	ARM, 1.896%, 11/01/18	191
36	ARM, 1.910%, 04/01/21	37
83	ARM, 1.965%, 07/01/20 (m)	85
36	ARM, 2.025%, 05/01/30	36
32	ARM, 2.113%, 05/01/18	32
802	ARM, 2.152%, 05/01/33	844
55	ARM, 2.222%, 11/01/23	55
40	ARM, 2.274%, 06/01/26	43
10	ARM, 2.276%, 05/01/29	10
15	ARM, 2.288%, 11/01/21	16
62	ARM, 2.309%, 01/01/31 (m)	65
47	ARM, 2.325%, 05/01/31	47
11	ARM, 2.355%, 07/01/25	12
121	ARM, 2.368%, 12/01/28	123
282	ARM, 2.371%, 09/01/33	301
20	ARM, 2.402%, 03/01/38	21
23	ARM, 2.470%, 12/01/26	24
613	ARM, 2.472%, 01/01/25	652
143	ARM, 2.514%, 08/01/26	153
50	ARM, 2.589%, 03/01/29	53
76	ARM, 2.704%, 11/01/30	79
114	ARM, 2.790%, 09/01/19	119
17	ARM, 2.909%, 03/01/15	18
59	ARM, 2.951%, 07/01/27	64
222	ARM, 2.999%, 02/01/34	236
4	ARM, 4.340%, 05/01/20	4
48	ARM, 6.000%, 01/01/20	49
	Federal National Mortgage Association, 15 Year, Single Family,
6,538	4.000%, 02/01/25	6,901
1	6.000%, 08/01/14	1
64	7.000%, 03/01/16 (m)	67
	Federal National Mortgage Association, 20 Year, Single Family,
6,376	3.000%, 07/01/33	6,307
5,389	5.000%, 10/01/23	5,789
	Federal National Mortgage Association, 30 Year, FHA/VA,
24	7.000%, 03/01/27	28
17	8.000%, 11/01/27	20
24	8.500%, 10/01/24	24
8	9.000%, 08/01/25	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
4,406	5.000%, 12/01/39	4,841
4,371	5.500%, 08/01/40	4,771
2,008	6.000%, 04/01/39	2,199
26	7.250%, 09/01/22	26
148	7.500%, 06/01/23 - 10/01/30	164
5	8.500%, 08/01/17	5
	Federal National Mortgage Association, Other,
14	6.500%, 04/01/16	14
59	12.000%, 11/01/30	66
	Government National Mortgage Association II, 30 Year, Single Family,
48	7.250%, 08/20/22 - 11/20/22	55
45	7.400%, 02/20/22 - 03/20/22	52
18	7.500%, 10/20/23	20
20	7.850%, 12/20/21	20
62	8.000%, 07/20/25 - 08/20/26	75
4,065	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	4,330
	Government National Mortgage Association, 30 Year, Single Family,
51	7.000%, 06/15/24	59
22	8.000%, 10/15/27	26
19	9.000%, 11/15/24	20
133	9.500%, 07/15/25	156

	Total Mortgage Pass-Through Securities (Cost $42,079)	43,214

U.S. Treasury Obligations — 5.1%
	U.S. Treasury Notes,
10,000	0.250%, 10/31/14	10,008
25,000	0.250%, 05/31/15	24,964

	Total U.S. Treasury Obligations (Cost $34,958)	34,972

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 17.3%
	Investment Company — 17.3%
118,370	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $118,370)	118,370

	Total Investments — 100.2% (Cost $708,300)	685,941
	Liabilities in Excess of Other Assets — (0.2)%	(1,550)

	NET ASSETS — 100.0%	$684,391

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.2%
	ABFC Trust,
1,544	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,563
1,664	Series 2005-WF1, Class A2C, VAR, 0.494%, 01/25/35	1,611
769	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.364%, 04/25/36	742
	Bayview Opportunity Master Fund IIa Trust,
1,080	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	1,078
4,755	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	4,746
262	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	243
2,127	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,092
	Chase Funding Trust,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,198
1,237	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,299
1,028	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,037
1,454	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.374%, 02/25/46 (e)	1,360
	Citigroup Mortgage Loan Trust, Inc.,
201	Series 2003-HE3, Class A, VAR, 0.564%, 12/25/33	189
1,230	Series 2004-HE1, Class A, VAR, 0.514%, 09/25/33 (e)	1,151
2,613	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	2,565
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	760
273	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	288
77	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.284%, 12/25/36	76
	Freedom Trust,
29	Series 2011-1, Class A13, VAR, 0.350%, 11/30/37 (e) (i)	30
1,796	Series 2011-2, Class A11, VAR, 3.459%, 08/01/46 (e)	1,847
7,940	Series 2012-3, Class A22, VAR, 2.517%, 09/03/41 (e) (i)	8,059

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HLSS Servicer Advance Receivables Backed Notes,
4,464	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	4,487
2,204	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	2,205
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,703
3,291	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	3,265
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	452
1,329	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,321
263	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.384%, 03/25/36	192
310	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	306
	HSBC Home Equity Loan Trust USA,
420	Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	408
298	Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	292
452	Series 2007-1, Class AS, VAR, 0.384%, 03/20/36	441
1,207	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	1,203
	KGS-Alpha Capital Markets LP,
18,228	Series 2012-3, 0.791%, 09/25/26	550
45,437	Series 2012-4, VAR, 0.813%, 09/25/37	2,463
2,500	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/25 (e)	2,568
1,663	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	1,643
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.934%, 02/25/34	2,011
454	Series 2006-WL2, Class 2A3, VAR, 0.384%, 01/25/36	409
1,932	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	1,932
	Madison Avenue Manufactured Housing Contract,
153,746	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,301

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	193

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,504		Series 2002-A, Class M2, VAR, 2.434%, 03/25/32	1,503
2,840		Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,817
		Mid-State Capital Trust,
1,510		Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,556
2,328		Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,419
		Nationstar Agency Advance Funding Trust,
2,056		Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,039
701		Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	699
727		Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	728
783		Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	753
—	(h)	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	—	(h)
700		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	712
378		Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	383
2,525		Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	2,525
5,100		NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	5,100
2,330		Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	2,291
2,089		PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	2,065
		RAMP Trust,
120		Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	122
2,287		Series 2004-RS11, Class M1, VAR, 0.804%, 11/25/34	2,214
1,170		Series 2005-EFC5, Class A3, VAR, 0.524%, 10/25/35	1,148
3,937		Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	3,675
347		RASC Trust, Series 2005-KS9, Class A3, VAR, 0.554%, 10/25/35	343
		Real Estate Asset Trust,
40		Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	40

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

393	Series 2012-3A, Class A2, VAR, 5.926%, 12/01/41 (e) (i)	391
2,287	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	2,287
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 02/25/43 (e) (i)	1,000
496	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	267
1,819	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,819
	Resort Finance Timeshare Receivables Trust,
460	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	460
2,221	Series 2012-2, 5.750%, 09/05/18 (i)	2,221
	RMAT,
2,360	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	2,371
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	991
176	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	173
790	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	802
114	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	71
5,635	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,579
	Stanwich Mortgage Loan Co. LLC,
5,571	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	5,578
9,020	Series 2012-NPL5, Class A, 2.981%, 10/16/42 (e)	9,048
1,535	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,533
5,113	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	5,126
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	5,000
253	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	253
540	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	580

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		Structured Asset Securities Corp. Pass-Through Certificates,
517		Series 2002-AL1, Class A2, 3.450%, 02/25/32	514
1,598		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,576
		VOLT LLC,
3,515		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	3,515
282		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	282
		Westgate Resorts LLC,
3,264		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,276
2,775		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,773

		Total Asset-Backed Securities (Cost $152,363)	153,210

Collateralized Mortgage Obligations — 53.9%
		Agency CMO — 38.7%
		Federal Home Loan Mortgage Corp. Reference REMIC,
7,017		Series R006, Class ZA, 6.000%, 04/15/36	7,723
6,098		Series R007, Class ZA, 6.000%, 05/15/36	6,711
		Federal Home Loan Mortgage Corp. REMIC,
13		Series 11, Class D, 9.500%, 07/15/19	14
11		Series 22, Class C, 9.500%, 04/15/20	12
15		Series 23, Class F, 9.600%, 04/15/20	17
7		Series 30, Class D, 9.500%, 02/15/20	8
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 47, Class F, 10.000%, 06/15/20	5
45		Series 77, Class H, 8.500%, 09/15/20	49
2		Series 81, Class A, 8.125%, 11/15/20	2
5		Series 84, Class F, 9.200%, 10/15/20	5
4		Series 99, Class Z, 9.500%, 01/15/21	4
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,851.840%, 05/15/23	5
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
3		Series 1065, Class J, 9.000%, 04/15/21	4
6		Series 1079, Class S, HB, IF, 33.374%, 05/15/21	10

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
3		Series 1084, Class F, VAR, 1.134%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 44.397%, 05/15/21	4
5		Series 1133, Class H, 7.000%, 09/15/21	5
15		Series 1144, Class KB, 8.500%, 09/15/21	17
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,177.174%, 01/15/22	5
31		Series 1343, Class LA, 8.000%, 08/15/22	37
16		Series 1343, Class LB, 7.500%, 08/15/22	18
53		Series 1374, Class Z, 7.000%, 10/15/22	60
16		Series 1395, Class G, 6.000%, 10/15/22	17
130		Series 1401, Class J, 7.000%, 10/15/22	143
189		Series 1466, Class PZ, 7.500%, 02/15/23	214
5		Series 1470, Class F, VAR, 1.954%, 02/15/23	5
6		Series 1505, Class QB, HB, IF, 20.337%, 05/15/23	9
55		Series 1518, Class G, IF, 8.859%, 05/15/23	65
41		Series 1526, Class L, 6.500%, 06/15/23	45
59		Series 1541, Class O, VAR, 1.940%, 07/15/23	61
568		Series 1552, Class IA, IF, 16.488%, 08/15/23	760
15		Series 1570, Class F, VAR, 2.454%, 08/15/23	16
38		Series 1570, Class SA, HB, IF, 23.050%, 08/15/23	58
154		Series 1578, Class K, 6.900%, 09/15/23	174
17		Series 1578, Class V, IO, 7.000%, 09/15/23	3
341		Series 1591, Class PV, 6.250%, 10/15/23	376
1		Series 1596, Class D, 6.500%, 10/15/13	1
15		Series 1602, Class SA, HB, IF, 22.152%, 10/15/23	26
52		Series 1609, Class LG, IF, 16.935%, 11/15/23	57
433		Series 1628, Class LZ, 6.500%, 12/15/23	479
401		Series 1638, Class H, 6.500%, 12/15/23	447
440		Series 1644, Class K, 6.750%, 12/15/23	488
513		Series 1658, Class GZ, 7.000%, 01/15/24	589
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
228		Series 1677, Class Z, 7.500%, 07/15/23	261

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	195

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
10		Series 1686, Class SH, IF, 18.823%, 02/15/24	15
2		Series 1688, Class W, 7.250%, 03/15/14	2
199		Series 1695, Class EB, 7.000%, 03/15/24	227
26		Series 1699, Class FC, VAR, 0.784%, 03/15/24	27
34		Series 1745, Class D, 7.500%, 08/15/24	39
710		Series 1760, Class ZD, VAR, 2.040%, 02/15/24	768
83		Series 1798, Class F, 5.000%, 05/15/23	89
6		Series 1807, Class G, 9.000%, 10/15/20	6
691		Series 1813, Class I, PO, 11/15/23	645
2,670		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	337
149		Series 1829, Class ZB, 6.500%, 03/15/26	166
—	(h)	Series 1844, Class E, 6.500%, 10/15/13	—	(h)
254		Series 1863, Class Z, 6.500%, 07/15/26	282
6		Series 1865, Class D, PO, 02/15/24	5
82		Series 1899, Class ZE, 8.000%, 09/15/26	95
77		Series 1963, Class Z, 7.500%, 01/15/27	89
27		Series 1985, Class PR, IO, 8.000%, 07/15/27	4
35		Series 1987, Class PE, 7.500%, 09/15/27	39
310		Series 2033, Class J, 5.600%, 06/15/23	337
16		Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	11
21		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
188		Series 2040, Class PE, 7.500%, 03/15/28	216
21		Series 2042, Class T, 7.000%, 03/15/28	24
72		Series 2060, Class Z, 6.500%, 05/15/28	80
181		Series 2061, Class DC, IO, 6.500%, 06/15/28	35
15,654		Series 2065, Class PX, IO, 0.750%, 08/17/27	385
455		Series 2075, Class PH, 6.500%, 08/15/28	513
81		Series 2086, Class GB, 6.000%, 09/15/28	88
34		Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
17		Series 2102, Class TC, 6.000%, 12/15/13 (m)	17
12		Series 2102, Class TU, 6.000%, 12/15/13 (m)	12
315		Series 2110, Class PG, 6.000%, 01/15/29	348
378		Series 2111, Class SB, IF, IO, 7.316%, 01/15/29	72
12		Series 2115, Class PE, 6.000%, 01/15/14	12

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
115		Series 2125, Class JZ, 6.000%, 02/15/29	127
258		Series 2130, Class QS, 6.000%, 03/15/29	287
49		Series 2132, Class SB, HB, IF, 29.739%, 03/15/29	92
73		Series 2132, Class ZL, 6.500%, 03/15/29	78
1		Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
11		Series 2141, Class IO, IO, 7.000%, 04/15/29	2
29		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
62		Series 2178, Class PB, 7.000%, 08/15/29	71
98		Series 2201, Class C, 8.000%, 11/15/29	115
333		Series 2209, Class TC, 8.000%, 01/15/30	402
170		Series 2210, Class Z, 8.000%, 01/15/30	197
67		Series 2224, Class CB, 8.000%, 03/15/30	79
36		Series 2247, Class Z, 7.500%, 08/15/30	42
252		Series 2254, Class Z, 9.000%, 09/15/30	307
184		Series 2256, Class MC, 7.250%, 09/15/30	212
258		Series 2259, Class ZM, 7.000%, 10/15/30	297
311		Series 2271, Class PC, 7.250%, 12/15/30	359
195		Series 2283, Class K, 6.500%, 12/15/23	216
77		Series 2296, Class PD, 7.000%, 03/15/31	88
—	(h)	Series 2301, Class PA, 6.000%, 10/15/13	—	(h)
1,169		Series 2303, Class ZD, 7.000%, 04/15/31	1,355
629		Series 2303, Class ZN, 8.500%, 04/15/29	660
38		Series 2306, Class K, PO, 05/15/24	35
94		Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	17
205		Series 2344, Class QG, 6.000%, 08/15/16	218
581		Series 2344, Class ZD, 6.500%, 08/15/31	625
65		Series 2344, Class ZJ, 6.500%, 08/15/31	73
44		Series 2345, Class NE, 6.500%, 08/15/31	49
115		Series 2347, Class VP, 6.500%, 03/15/20	115
83		Series 2353, Class TD, 6.000%, 09/15/16	88
88		Series 2355, Class BP, 6.000%, 09/15/16	93
65		Series 2358, Class PD, 6.000%, 09/15/16	69
151		Series 2359, Class PM, 6.000%, 09/15/16	160
236		Series 2359, Class ZB, 8.500%, 06/15/31	282
145		Series 2360, Class PG, 6.000%, 09/15/16	154
41		Series 2363, Class PF, 6.000%, 09/15/16	44
78		Series 2366, Class MD, 6.000%, 10/15/16	82
1,036		Series 2367, Class ZK, 6.000%, 10/15/31	1,158
24		Series 2368, Class AS, HB, IF, 20.451%, 10/15/31	40
53		Series 2368, Class TG, 6.000%, 10/15/16	55

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
46		Series 2372, Class F, VAR, 0.684%, 10/15/31	46
52		Series 2383, Class FD, VAR, 0.684%, 11/15/31	52
82		Series 2388, Class UZ, 8.500%, 06/15/31	96
349		Series 2391, Class QR, 5.500%, 12/15/16	367
38		Series 2394, Class MC, 6.000%, 12/15/16	40
795		Series 2399, Class TH, 6.500%, 01/15/32	855
155		Series 2410, Class OE, 6.375%, 02/15/32	168
161		Series 2410, Class QS, IF, 19.021%, 02/15/32	236
109		Series 2410, Class QX, IF, IO, 8.466%, 02/15/32	27
164		Series 2423, Class MC, 7.000%, 03/15/32	189
208		Series 2423, Class MT, 7.000%, 03/15/32	238
107		Series 2425, Class OB, 6.000%, 03/15/17	114
2,369		Series 2431, Class F, VAR, 0.684%, 03/15/32	2,387
359		Series 2433, Class SA, HB, IF, 20.451%, 02/15/32	582
233		Series 2434, Class TC, 7.000%, 04/15/32	260
391		Series 2436, Class MC, 7.000%, 04/15/32 (m)	441
137		Series 2444, Class ES, IF, IO, 7.766%, 03/15/32	28
152		Series 2450, Class GZ, 7.000%, 05/15/32	174
155		Series 2450, Class SW, IF, IO, 7.816%, 03/15/32	32
171		Series 2458, Class QE, 5.500%, 06/15/17	180
341		Series 2462, Class NB, 6.500%, 06/15/22	376
622		Series 2464, Class FE, VAR, 1.184%, 03/15/32	637
46		Series 2470, Class SL, IF, 9.000%, 01/15/27	55
107		Series 2474, Class SJ, IF, IO, 7.466%, 07/15/17	7
1,800		Series 2494, Class SX, IF, IO, 6.816%, 02/15/32	312
549		Series 2513, Class ZC, 5.500%, 10/15/32	608
557		Series 2517, Class Z, 5.500%, 10/15/32	615
—	(h)	Series 2533, Class HB, 5.500%, 12/15/17	—	(h)
177		Series 2535, Class BK, 5.500%, 12/15/22	196
384		Series 2549, Class ZG, 5.000%, 01/15/18	398
4,052		Series 2552, Class FP, VAR, 1.184%, 01/15/33	4,133
1,859		Series 2557, Class HL, 5.300%, 01/15/33	2,019
5,397		Series 2568, Class KG, 5.500%, 02/15/23	5,888

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
95		Series 2571, Class SK, HB, IF, 33.706%, 09/15/23	183
592		Series 2586, Class WI, IO, 6.500%, 03/15/33	120
—	(h)	Series 2591, Class QO, 4.500%, 03/15/18	—	(h)
1		Series 2597, Class DS, IF, IO, 7.366%, 02/15/33	—	(h)
2,002		Series 2610, Class DZ, 5.500%, 05/15/33	2,127
101		Series 2611, Class SQ, IF, 12.632%, 05/15/33	114
376		Series 2611, Class UH, 4.500%, 05/15/18	396
—	(h)	Series 2617, Class GR, 4.500%, 05/15/18	—	(h)
530		Series 2626, Class NS, IF, IO, 6.366%, 06/15/23	44
—	(h)	Series 2627, Class GY, 4.500%, 06/15/18	—	(h)
—	(h)	Series 2631, Class LC, 4.500%, 06/15/18	—	(h)
104		Series 2631, Class SA, IF, 14.513%, 06/15/33	132
475		Series 2637, Class SA, IF, IO, 5.916%, 06/15/18	39
49		Series 2640, Class UG, IO, 5.000%, 01/15/32	1
1,030		Series 2641, Class WI, IO, 5.000%, 01/15/33	97
67		Series 2649, Class IG, IO, 5.000%, 11/15/31	1
533		Series 2650, Class PO, PO, 12/15/32	523
968		Series 2650, Class SO, PO, 12/15/32	950
188		Series 2671, Class S, IF, 14.421%, 09/15/33	235
—	(h)	Series 2672, Class ME, 5.000%, 11/15/22	—	(h)
—	(h)	Series 2675, Class CK, 4.000%, 09/15/18	—	(h)
3,576		Series 2684, Class PO, PO, 01/15/33	3,493
263		Series 2692, Class SC, IF, 12.919%, 07/15/33	308
110		Series 2694, Class BA, 4.000%, 06/15/31	116
—	(h)	Series 2702, Class PC, 5.000%, 01/15/23	—	(h)
2,000		Series 2710, Class HB, 5.500%, 11/15/23	2,201
1,071		Series 2715, Class OG, 5.000%, 01/15/23	1,107
849		Series 2720, Class PC, 5.000%, 12/15/23	900
3,221		Series 2722, Class PF, VAR, 0.784%, 12/15/33	3,237
340		Series 2725, Class SC, IF, 8.794%, 11/15/33	371
691		Series 2744, Class TU, 5.500%, 05/15/32	733
67		Series 2755, Class SA, IF, 13.832%, 05/15/30	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	197

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
233		Series 2756, Class NA, 5.000%, 02/15/24	251
—	(h)	Series 2780, Class BE, 4.500%, 04/15/19	—	(h)
117		Series 2780, Class JG, 4.500%, 04/15/19	121
309		Series 2802, Class ZY, 6.000%, 05/15/34	318
295		Series 2827, Class QE, 5.500%, 03/15/33	298
237		Series 2835, Class BO, PO, 12/15/28	236
243		Series 2835, Class QO, PO, 12/15/32	222
—	(h)	Series 2864, Class GB, 4.000%, 09/15/19	—	(h)
139		Series 2877, Class KO, PO, 03/15/19	137
68		Series 2921, Class MD, 5.000%, 06/15/33	68
1,512		Series 2934, Class EC, PO, 02/15/20	1,470
35		Series 2934, Class EN, PO, 02/15/18	35
1,572		Series 2934, Class HI, IO, 5.000%, 02/15/20	144
1,008		Series 2934, Class KI, IO, 5.000%, 02/15/20	100
374		Series 2945, Class SA, IF, 11.963%, 03/15/20	430
12,360		Series 2949, Class YZ, 5.500%, 03/15/35	13,411
427		Series 2967, Class JI, IO, 5.000%, 04/15/20	39
155		Series 2967, Class S, HB, IF, 32.813%, 04/15/25	262
241		Series 2971, Class GC, 5.000%, 07/15/18	245
26		Series 2979, Class BC, 5.000%, 04/15/20	28
78		Series 2989, Class PO, PO, 06/15/23	77
376		Series 2990, Class LK, VAR, 0.554%, 10/15/34	378
331		Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	490
95		Series 2990, Class WP, IF, 16.553%, 06/15/35	112
1,177		Series 2994, Class FC, VAR, 0.584%, 02/15/33	1,175
65		Series 2996, Class FD, VAR, 0.434%, 06/15/35	65
2,115		Series 3013, Class AF, VAR, 0.434%, 05/15/35	2,118
286		Series 3022, Class SX, IF, 16.415%, 08/15/25	383
2,066		Series 3035, Class Z, 5.850%, 09/15/35	2,242
268		Series 3047, Class OB, 5.500%, 12/15/33	274
812		Series 3049, Class XF, VAR, 0.534%, 05/15/33	814
295		Series 3054, Class MI, IO, 5.500%, 05/15/34	14
831		Series 3068, Class QB, 4.500%, 06/15/20	868
725		Series 3077, Class TO, PO, 04/15/35	681

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4	Series 3100, Class MA, VAR, 0.277%, 12/15/35	4
3,205	Series 3101, Class UZ, 6.000%, 01/15/36	3,557
526	Series 3117, Class EO, PO, 02/15/36	489
775	Series 3117, Class OG, PO, 02/15/36	735
528	Series 3117, Class OK, PO, 02/15/36	481
167	Series 3122, Class OH, PO, 03/15/36	155
11	Series 3122, Class ZB, 6.000%, 03/15/36	11
1,272	Series 3130, Class KZ, 5.500%, 12/15/34	1,394
98	Series 3134, Class PO, PO, 03/15/36	90
2,961	Series 3137, Class XP, 6.000%, 04/15/36	3,289
405	Series 3138, Class PO, PO, 04/15/36	376
1,176	Series 3143, Class BC, 5.500%, 02/15/36	1,297
1,837	Series 3147, Class PF, VAR, 0.484%, 04/15/36	1,840
66	Series 3149, Class SO, PO, 05/15/36	49
320	Series 3151, Class PD, 6.000%, 11/15/34	323
642	Series 3151, Class PO, PO, 05/15/36	593
802	Series 3152, Class MO, PO, 03/15/36	738
521	Series 3153, Class EO, PO, 05/15/36	480
3,340	Series 3156, Class AZ, 5.500%, 05/15/36	3,685
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	8,953
592	Series 3171, Class MO, PO, 06/15/36	561
533	Series 3174, Class PX, 5.000%, 06/15/17	559
472	Series 3179, Class OA, PO, 07/15/36	435
110	Series 3184, Class OA, PO, 02/15/33	110
443	Series 3194, Class SA, IF, IO, 6.916%, 07/15/36	60
777	Series 3195, Class PD, 6.500%, 07/15/36	870
716	Series 3200, Class PO, PO, 08/15/36	658
1,091	Series 3210, Class PO, PO, 05/15/36	1,043
1,836	Series 3218, Class BE, 6.000%, 09/15/35	1,943
733	Series 3219, Class DI, IO, 6.000%, 04/15/36	125
654	Series 3232, Class ST, IF, IO, 6.516%, 10/15/36	106
1,049	Series 3237, Class AO, PO, 11/15/36	986
701	Series 3253, Class PO, PO, 12/15/21	690
423	Series 3260, Class CS, IF, IO, 5.956%, 01/15/37	58
459	Series 3262, Class SG, IF, IO, 6.216%, 01/15/37	56
342	Series 3274, Class JO, PO, 02/15/37	312
384	Series 3274, Class MO, PO, 02/15/37	355

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
222		Series 3275, Class FL, VAR, 0.624%, 02/15/37	223
3,500		Series 3282, Class YD, 5.500%, 02/15/22	3,911
152		Series 3288, Class GS, IF, 2.480%, 03/15/37	153
1,403		Series 3290, Class SB, IF, IO, 6.266%, 03/15/37	176
324		Series 3305, Class MB, IF, 2.664%, 07/15/34	317
333		Series 3316, Class JO, PO, 05/15/37	308
2,500		Series 3329, Class JD, 6.000%, 06/15/36	2,708
—	(h)	Series 3342, Class VG, 6.000%, 11/15/23	—	(h)
241		Series 3371, Class FA, VAR, 0.784%, 09/15/37	243
664		Series 3373, Class TO, PO, 04/15/37	611
1,240		Series 3385, Class SN, IF, IO, 5.816%, 11/15/37	179
1,078		Series 3387, Class SA, IF, IO, 6.236%, 11/15/37	158
394		Series 3389, Class DQ, 5.750%, 10/15/35	411
515		Series 3393, Class JO, PO, 09/15/32	413
1,361		Series 3404, Class SC, IF, IO, 5.816%, 01/15/38	188
3,350		Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	34
640		Series 3422, Class LI, IO, 5.000%, 02/15/23	52
799		Series 3451, Class SA, IF, IO, 5.866%, 05/15/38	112
957		Series 3461, Class LZ, 6.000%, 06/15/38	1,060
1,745		Series 3481, Class SJ, IF, IO, 5.666%, 08/15/38	180
1,219		Series 3505, Class SA, IF, IO, 5.816%, 01/15/39	171
899		Series 3511, Class IO, IO, 5.000%, 12/15/21	75
620		Series 3511, Class SA, IF, IO, 5.816%, 02/15/39	88
840		Series 3515, Class PI, IO, 5.500%, 07/15/37	68
1,837		Series 3531, Class SA, IF, IO, 6.116%, 05/15/39	233
2,337		Series 3537, Class MI, IO, 5.000%, 06/15/38	387
202		Series 3546, Class A, VAR, 2.615%, 02/15/39	208
790		Series 3549, Class FA, VAR, 1.384%, 07/15/39	805
—	(h)	Series 3564, Class JA, 4.000%, 01/15/18	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,125		Series 3572, Class JS, IF, IO, 6.616%, 09/15/39	332
805		Series 3604, Class PO, PO, 05/15/36	741
957		Series 3607, Class AO, PO, 04/15/36	869
957		Series 3607, Class BO, PO, 04/15/36	869
428		Series 3607, Class EO, PO, 02/15/33	421
1,569		Series 3607, Class PO, PO, 05/15/37	1,432
1,031		Series 3611, Class PO, PO, 07/15/34	948
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,766
941		Series 3621, Class BO, PO, 01/15/40	868
1,079		Series 3621, Class PO, PO, 01/15/40	993
1,235		Series 3623, Class LO, PO, 01/15/40	1,141
1,343		Series 3632, Class BS, IF, 16.886%, 02/15/40	1,967
2,514		Series 3653, Class HJ, 5.000%, 04/15/40	2,720
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,663
5,880		Series 3680, Class MA, 4.500%, 07/15/39	6,376
1,188		Series 3688, Class CU, VAR, 6.775%, 11/15/21	1,279
3,403		Series 3688, Class GT, VAR, 7.178%, 11/15/46	4,094
5,659		Series 3688, Class NI, IO, 5.000%, 04/15/32	663
8,195		Series 3704, Class CT, 7.000%, 12/15/36	9,771
5,178		Series 3704, Class DT, 7.500%, 11/15/36	5,946
4,212		Series 3704, Class ET, 7.500%, 12/15/36	5,106
6,616		Series 3714, Class IP, IO, 5.000%, 08/15/40	1,090
4,353		Series 3739, Class LI, IO, 4.000%, 03/15/34	285
3,768		Series 3740, Class SC, IF, IO, 5.816%, 10/15/40	735
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,447
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,485
4,590		Series 3759, Class HI, IO, 4.000%, 08/15/37	513
2,846		Series 3760, Class GI, IO, 4.000%, 10/15/37	306
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,650
3,771		Series 3795, Class EI, IO, 5.000%, 10/15/39	472
—	(h)	Series 3804, Class FN, VAR, 0.634%, 03/15/39	—	(h)
9,987		Series 3819, Class ZQ, 6.000%, 04/15/36	10,872
523		Series 3852, Class QN, IF, 5.500%, 05/15/41	535
836		Series 3852, Class TP, IF, 5.500%, 05/15/41	878
2,238		Series 3860, Class PZ, 5.000%, 05/15/41	2,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	199

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,340		Series 3895, Class WA, VAR, 5.714%, 10/15/38	1,483
1,283		Series 3898, Class AF, VAR, 0.754%, 06/15/41	1,290
5,000		Series 3920, Class LP, 5.000%, 01/15/34	5,436
5,062		Series 3925, Class FL, VAR, 0.634%, 01/15/41	5,114
—	(h)	Series 3960, Class JF, VAR, 0.634%, 04/15/41	—	(h)
4,265		Series 3966, Class BF, VAR, 0.684%, 10/15/40	4,309
5,901		Series 3966, Class NA, 4.000%, 12/15/41	5,989
4,001		Series 3998, Class GF, VAR, 0.634%, 05/15/36	4,025
4,322		Series 4001, Class NF, VAR, 0.684%, 01/15/39	4,352
1,895		Series 4012, Class NF, VAR, 0.634%, 12/15/38	1,907
1,000		Series 4015, Class MY, 3.500%, 03/15/42	932
4,404		Series 4048, Class FB, VAR, 0.584%, 10/15/41	4,421
6,307		Series 4048, Class FJ, VAR, 0.595%, 07/15/37	6,319
2,774		Series 4073, Class MF, VAR, 0.634%, 08/15/39	2,776
4,649		Series 4087, Class FA, VAR, 0.634%, 05/15/39	4,682
4,708		Series 4095, Class FB, VAR, 0.584%, 04/15/39	4,736
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	819
		Federal Home Loan Mortgage Corp. STRIPS,
2		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
9		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,735		Series 191, Class IO, IO, 8.000%, 01/01/28	399
963		Series 197, Class PO, PO, 04/01/28	886
1,364		Series 233, Class 11, IO, 5.000%, 09/15/35	241
782		Series 233, Class 12, IO, 5.000%, 09/15/35	121
1,856		Series 233, Class 13, IO, 5.000%, 09/15/35	328
3,248		Series 239, Class S30, IF, IO, 7.516%, 08/15/36	484
681		Series 243, Class 16, IO, 4.500%, 11/15/20	57
1,126		Series 243, Class 17, IO, 4.500%, 12/15/20	96
32,948		Series 262, Class 35, 3.500%, 07/15/42 (m)	33,130
4,819		Series 270, Class F1, VAR, 0.684%, 08/15/42	4,871

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,825	Series 274, Class F1, VAR, 0.684%, 08/15/42	4,867
5,990	Series 279, Class F6, VAR, 0.634%, 09/15/42	6,023
6,707	Series 281, Class F1, VAR, 0.684%, 10/15/42	6,760
1,953	Series 299, Class 300, 3.000%, 01/15/43	1,928
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
382	Series T-41, Class 3A, VAR, 6.706%, 07/25/32 (m)	441
1,404	Series T-42, Class A5, 7.500%, 02/25/42	1,640
84	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	96
97	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	115
2,244	Series T-54, Class 2A, 6.500%, 02/25/43	2,678
1,100	Series T-54, Class 3A, 7.000%, 02/25/43	1,301
2,009	Series T-56, Class A5, 5.231%, 05/25/43	2,160
203	Series T-58, Class APO, PO, 09/25/43	163
192	Series T-59, Class 1AP, PO, 10/25/43	153
2,798	Series T-62, Class 1A1, VAR, 1.358%, 10/25/44	2,825
5,426	Series T-76, Class 2A, VAR, 3.851%, 10/25/37	5,415
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,385
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,425
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,773
9,480	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,885
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,214
5,051	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	4,970
4,800	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	4,664
8,351	Series 2012-M11, Class FA, VAR, 0.716%, 08/25/19	8,329
2,504	Series 2013-M7, Class A2, 2.280%, 12/25/22	2,262
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,652
	Federal National Mortgage Association Grantor Trust,
35	Series 2001-T10, Class PO, PO, 12/25/41	33

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
693	Series 2001-T12, Class A2, 7.500%, 08/25/41	818
952	Series 2001-T7, Class A1, 7.500%, 02/25/41	1,116
306	Series 2002-T16, Class A2, 7.000%, 07/25/42	352
556	Series 2002-T19, Class A2, 7.000%, 07/25/42	653
351	Series 2002-T4, Class A2, 7.000%, 12/25/41	395
929	Series 2002-T4, Class A3, 7.500%, 12/25/41	1,059
774	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	812
585	Series 2004-T3, Class PT1, VAR, 8.827%, 01/25/44	652
	Federal National Mortgage Association REMIC Trust,
1,505	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,707
5,346	Series 2002-W10, Class IO, IO, VAR, 0.951%, 08/25/42	129
471	Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	542
279	Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	331
249	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	257
87	Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	92
1,029	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,202
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,447
576	Series 2006-W3, Class 1AF1, VAR, 0.424%, 10/25/46	574
699	Series 2006-W3, Class 2A, 6.000%, 09/25/46	798
1,604	Series 2007-W2, Class 1A1, VAR, 0.504%, 03/25/37	1,600
1,021	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,081
161	Series 2007-W7, Class 1A4, HB, IF, 38.076%, 07/25/37	274
4,454	Series 2009-W1, Class A, 6.000%, 12/25/49	5,099
	Federal National Mortgage Association REMIC,
40	Series 1988-7, Class Z, 9.250%, 04/25/18	44
2	Series 1988-11, Class D, PO, 05/25/18	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
218		Series 1988-21, Class G, 9.500%, 08/25/18	244
2		Series 1988-29, Class B, 9.500%, 12/25/18	2
3		Series 1989-21, Class G, 10.450%, 04/25/19	3
11		Series 1989-27, Class Y, 6.900%, 06/25/19	12
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
5		Series 1989-78, Class H, 9.400%, 11/25/19	5
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
27		Series 1990-102, Class J, 6.500%, 08/25/20	29
4		Series 1990-134, Class SC, HB, IF, 21.324%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
151		Series 1991-44, Class G, 8.500%, 05/25/21	169
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
6		Series 1992-101, Class J, 7.500%, 06/25/22	7
167		Series 1992-188, Class PZ, 7.500%, 10/25/22	188
177		Series 1993-25, Class J, 7.500%, 03/25/23	200
80		Series 1993-27, Class S, IF, 9.475%, 02/25/23	96
36		Series 1993-31, Class K, 7.500%, 03/25/23	40
338		Series 1993-54, Class Z, 7.000%, 04/25/23	381
18		Series 1993-62, Class SA, IF, 18.307%, 04/25/23	26
18		Series 1993-97, Class FA, VAR, 1.434%, 05/25/23	19
3		Series 1993-108, Class D, PO, 02/25/23	3
43		Series 1993-162, Class F, VAR, 1.134%, 08/25/23	44
7		Series 1993-165, Class SD, IF, 12.833%, 09/25/23	9
66		Series 1993-179, Class SB, HB, IF, 25.576%, 10/25/23	110
6		Series 1993-220, Class SG, IF, 15.632%, 11/25/13	6
2		Series 1993-225, Class SG, HB, IF, 26.743%, 12/25/13	2
13		Series 1993-228, Class G, PO, 09/25/23	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11	Series 1993-230, Class FA, VAR, 0.784%, 12/25/23	11
138	Series 1993-250, Class Z, 7.000%, 12/25/23	143
907	Series 1994-26, Class J, PO, 01/25/24	841
100	Series 1994-37, Class L, 6.500%, 03/25/24	110
30	Series 1995-2, Class Z, 8.500%, 01/25/25	36
213	Series 1996-14, Class SE, IF, IO, 8.180%, 08/25/23	39
9	Series 1996-59, Class J, 6.500%, 08/25/22	10
74	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
22	Series 1997-24, Class Z, 8.000%, 04/18/27	26
19	Series 1997-27, Class J, 7.500%, 04/18/27	21
422	Series 1997-46, Class Z, 7.500%, 06/17/27	482
17	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
1,034	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,160
17	Series 1998-36, Class J, 6.000%, 07/18/28	17
219	Series 1998-36, Class ZB, 6.000%, 07/18/28	241
133	Series 1998-43, Class SA, IF, IO, 17.727%, 04/25/23	50
101	Series 1999-57, Class Z, 7.500%, 12/25/19	114
119	Series 1999-62, Class PB, 7.500%, 12/18/29	137
401	Series 2000-18, Class EC, PO, 10/25/23	375
17	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3
920	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,040
1	Series 2001-5, Class OW, 6.000%, 03/25/16	1
89	Series 2001-7, Class PF, 7.000%, 03/25/31	102
123	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	28
180	Series 2001-36, Class DE, 7.000%, 08/25/31	207
480	Series 2001-38, Class FB, VAR, 0.684%, 08/25/31	482
95	Series 2001-44, Class PD, 7.000%, 09/25/31	107
153	Series 2001-44, Class PU, 7.000%, 09/25/31	176
234	Series 2001-49, Class LZ, 8.500%, 07/25/31	263
46	Series 2001-52, Class XN, 6.500%, 11/25/15	48

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
708		Series 2001-53, Class FX, VAR, 0.534%, 10/25/31	707
479		Series 2001-61, Class Z, 7.000%, 11/25/31	542
135		Series 2001-71, Class QE, 6.000%, 12/25/16	143
82		Series 2001-72, Class SX, IF, 17.037%, 12/25/31	116
76		Series 2001-74, Class MB, 6.000%, 12/25/16	80
104		Series 2002-1, Class HC, 6.500%, 02/25/22	115
58		Series 2002-1, Class SA, HB, IF, 24.589%, 02/25/32	104
101		Series 2002-1, Class UD, HB, IF, 23.856%, 12/25/23	162
358		Series 2002-7, Class FD, VAR, 0.884%, 04/25/29	363
57		Series 2002-9, Class ST, IF, 18.878%, 03/25/17	69
627		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	24
38		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	47
75		Series 2002-18, Class PC, 5.500%, 04/25/17	76
136		Series 2002-19, Class PE, 6.000%, 04/25/17	143
978		Series 2002-30, Class Z, 6.000%, 05/25/32	1,090
54		Series 2002-37, Class Z, 6.500%, 06/25/32	61
1,976		Series 2002-50, Class ZA, 6.000%, 05/25/31	2,202
1,193		Series 2002-60, Class FA, VAR, 0.934%, 02/25/31	1,209
1,193		Series 2002-60, Class FB, VAR, 0.934%, 02/25/31	1,209
423		Series 2002-62, Class ZE, 5.500%, 11/25/17	452
166		Series 2002-63, Class KC, 5.000%, 10/25/17	177
170		Series 2002-63, Class LB, 5.500%, 10/25/17	181
—	(h)	Series 2002-71, Class KM, 5.000%, 11/25/17	—	(h)
155		Series 2002-77, Class S, IF, 14.146%, 12/25/32	196
352		Series 2002-95, Class XD, 5.000%, 01/25/18	381
2,601		Series 2003-2, Class F, VAR, 0.934%, 02/25/33	2,635

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
495		Series 2003-7, Class A1, 6.500%, 12/25/42	574
1,428		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	228
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	1,076
872		Series 2003-26, Class XS, IF, IO, 6.866%, 03/25/23	98
2,006		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	309
88		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	17
2,224		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	492
113		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	3
60		Series 2003-52, Class SX, HB, IF, 22.398%, 10/25/31	105
363		Series 2003-55, Class CD, 5.000%, 06/25/23	396
857		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	49
947		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	157
50		Series 2003-74, Class SH, IF, 9.839%, 08/25/33	49
653		Series 2003-76, Class SH, IF, 13.832%, 09/25/31	748
839		Series 2003-80, Class SY, IF, IO, 7.466%, 06/25/23	84
—	(h)	Series 2003-81, Class LC, 4.500%, 09/25/18	—	(h)
1,107		Series 2003-83, Class PG, 5.000%, 06/25/23	1,183
934		Series 2003-86, Class ZA, 5.500%, 09/25/33	1,022
156		Series 2003-91, Class SD, IF, 12.193%, 09/25/33	182
4,308		Series 2003-105, Class AZ, 5.500%, 10/25/33	4,756
87		Series 2003-106, Class PO, PO, 08/25/17	86
1,012		Series 2003-116, Class SB, IF, IO, 7.416%, 11/25/33	205
10		Series 2003-128, Class KE, 4.500%, 01/25/14	10
163		Series 2003-130, Class SX, IF, 11.244%, 01/25/34	196
169		Series 2003-131, Class SK, IF, 15.832%, 01/25/34	220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
154	Series 2003-132, Class OA, PO, 08/25/33	146
410	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	63
892	Series 2004-4, Class QI, IF, IO, 6.916%, 06/25/33	154
223	Series 2004-4, Class QM, IF, 13.832%, 06/25/33	273
504	Series 2004-10, Class SC, HB, IF, 27.864%, 02/25/34	698
887	Series 2004-17, Class H, 5.500%, 04/25/34	981
591	Series 2004-25, Class SA, IF, 19.019%, 04/25/34	851
2,002	Series 2004-28, Class PF, VAR, 0.584%, 03/25/34	2,008
586	Series 2004-36, Class SA, IF, 19.019%, 05/25/34	852
153	Series 2004-36, Class SN, IF, 13.832%, 07/25/33	183
802	Series 2004-46, Class EP, PO, 03/25/34	762
302	Series 2004-46, Class QB, HB, IF, 23.264%, 05/25/34	461
221	Series 2004-46, Class SK, IF, 15.994%, 05/25/34	293
4,961	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,441
94	Series 2004-51, Class SY, IF, 13.872%, 07/25/34	119
682	Series 2004-53, Class NC, 5.500%, 07/25/24	750
328	Series 2004-59, Class BG, PO, 12/25/32	314
4,337	Series 2004-61, Class FH, VAR, 0.984%, 11/25/32	4,394
173	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	198
844	Series 2004-87, Class F, VAR, 0.934%, 01/25/34	855
13	Series 2004-92, Class JO, PO, 12/25/34	13
1,724	Series 2005-7, Class LO, PO, 02/25/35	1,563
349	Series 2005-13, Class FL, VAR, 0.584%, 03/25/35	351
1	Series 2005-14, Class BA, 4.500%, 04/25/19	1
186	Series 2005-15, Class MO, PO, 03/25/35	145
143	Series 2005-52, Class PA, 6.500%, 06/25/35	154
1,300	Series 2005-56, Class S, IF, IO, 6.526%, 07/25/35	246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,267		Series 2005-57, Class EG, VAR, 0.484%, 03/25/35	1,268
7		Series 2005-58, Class PO, PO, 07/25/35	7
356		Series 2005-66, Class SG, IF, 16.915%, 07/25/35	486
2,084		Series 2005-66, Class SV, IF, IO, 6.566%, 07/25/35	324
1,137		Series 2005-67, Class HG, 5.500%, 01/25/35	1,214
—	(h)	Series 2005-68, Class BC, 5.250%, 06/25/35	—	(h)
1,352		Series 2005-68, Class PG, 5.500%, 08/25/35	1,497
307		Series 2005-73, Class PS, IF, 16.240%, 08/25/35	411
1,176		Series 2005-74, Class SK, IF, 19.624%, 05/25/35	1,703
1,017		Series 2005-84, Class XM, 5.750%, 10/25/35	1,125
395		Series 2005-90, Class AO, PO, 10/25/35	376
1,299		Series 2005-90, Class ES, IF, 16.415%, 10/25/35	1,742
755		Series 2005-90, Class PO, PO, 09/25/35	716
599		Series 2005-103, Class SC, IF, 10.932%, 07/25/35	755
914		Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	1,422
—	(h)	Series 2005-109, Class PB, 6.000%, 01/25/34	—	(h)
2,509		Series 2005-110, Class GK, 5.500%, 08/25/34	2,648
72		Series 2005-110, Class MJ, 5.500%, 01/25/33	72
482		Series 2005-116, Class PB, 6.000%, 04/25/34	511
5,685		Series 2006-8, Class WN, IF, IO, 6.516%, 03/25/36	1,020
1,550		Series 2006-8, Class WQ, PO, 03/25/36	1,423
222		Series 2006-15, Class OT, PO, 01/25/36	216
661		Series 2006-16, Class FC, VAR, 0.484%, 03/25/36	663
1,691		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,839
430		Series 2006-23, Class KO, PO, 04/25/36	402
1,201		Series 2006-27, Class OH, PO, 04/25/36	1,128
1,259		Series 2006-33, Class ZB, 6.000%, 05/25/36	1,359
—	(h)	Series 2006-35, Class GD, 6.000%, 12/25/34	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,874	Series 2006-39, Class WC, 5.500%, 01/25/36	2,031
306	Series 2006-42, Class CF, VAR, 0.634%, 06/25/36	309
413	Series 2006-44, Class FP, VAR, 0.584%, 06/25/36	416
875	Series 2006-44, Class GO, PO, 06/25/36	806
1,986	Series 2006-44, Class P, PO, 12/25/33	1,827
1,697	Series 2006-46, Class UC, 5.500%, 12/25/35	1,857
475	Series 2006-50, Class JO, PO, 06/25/36	437
705	Series 2006-50, Class PS, PO, 06/25/36	649
1,317	Series 2006-53, Class US, IF, IO, 6.396%, 06/25/36	226
976	Series 2006-56, Class FC, VAR, 0.474%, 07/25/36	978
1,188	Series 2006-56, Class FT, VAR, 0.934%, 07/25/36	1,144
374	Series 2006-58, Class AP, PO, 07/25/36	351
420	Series 2006-58, Class FL, VAR, 0.644%, 07/25/36	424
890	Series 2006-58, Class PO, PO, 07/25/36	819
898	Series 2006-59, Class QO, PO, 01/25/33	884
515	Series 2006-60, Class DO, PO, 04/25/35	494
1,428	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,601
357	Series 2006-65, Class QO, PO, 07/25/36	329
622	Series 2006-72, Class GO, PO, 08/25/36	595
342	Series 2006-72, Class HO, PO, 08/25/26	318
535	Series 2006-72, Class TO, PO, 08/25/36	503
4,278	Series 2006-77, Class PC, 6.500%, 08/25/36	4,801
1,428	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,563
578	Series 2006-79, Class DO, PO, 08/25/36	534
644	Series 2006-86, Class OB, PO, 09/25/36	596
663	Series 2006-90, Class AO, PO, 09/25/36	609
3,767	Series 2006-94, Class GI, IF, IO, 6.466%, 10/25/26	632
158	Series 2006-94, Class GK, HB, IF, 32.330%, 10/25/26	279
496	Series 2006-102, Class MD, 6.000%, 01/25/35	509
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,301
507	Series 2006-110, Class PO, PO, 11/25/36	467
222	Series 2006-111, Class EO, PO, 11/25/36	206

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
728		Series 2006-113, Class PO, PO, 07/25/36	697
781		Series 2006-115, Class OK, PO, 12/25/36	720
1,163		Series 2006-117, Class GS, IF, IO, 6.466%, 12/25/36	192
496		Series 2006-118, Class A2, VAR, 0.258%, 12/25/36	463
368		Series 2006-119, Class PO, PO, 12/25/36	339
1,293		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	241
1,252		Series 2006-120, Class PF, VAR, 0.434%, 12/25/36	1,253
1,279		Series 2006-126, Class AO, PO, 01/25/37	1,180
1,374		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	182
99		Series 2007-1, Class SD, HB, IF, 37.896%, 02/25/37	156
454		Series 2007-7, Class SG, IF, IO, 6.316%, 08/25/36	93
2,707		Series 2007-14, Class ES, IF, IO, 6.256%, 03/25/37	363
609		Series 2007-14, Class OP, PO, 03/25/37	566
268		Series 2007-15, Class NO, PO, 03/25/22	258
734		Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	730
1,613		Series 2007-16, Class FM, VAR, 0.414%, 03/25/37	1,610
—	(h)	Series 2007-18, Class BD, 5.750%, 05/25/36	—	(h)
1,901		Series 2007-18, Class MZ, 6.000%, 03/25/37	2,129
724		Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	106
542		Series 2007-24, Class GW, 5.500%, 03/25/29	552
171		Series 2007-39, Class EF, VAR, 0.434%, 05/25/37	171
258		Series 2007-43, Class FL, VAR, 0.484%, 05/25/37	259
1,049		Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	1,055
2,445		Series 2007-54, Class PF, VAR, 0.404%, 06/25/37	2,445
2,422		Series 2007-54, Class WI, IF, IO, 5.916%, 06/25/37	307
1,518		Series 2007-60, Class AX, IF, IO, 6.966%, 07/25/37	276
982		Series 2007-64, Class FB, VAR, 0.554%, 07/25/37	984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,075	Series 2007-65, Class KI, IF, IO, 6.436%, 07/25/37	238
5,620	Series 2007-72, Class EK, IF, IO, 6.216%, 07/25/37	752
238	Series 2007-75, Class EO, PO, 01/25/36	238
2,841	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,168
1,117	Series 2007-77, Class FG, VAR, 0.684%, 03/25/37	1,127
888	Series 2007-78, Class CB, 6.000%, 08/25/37	983
160	Series 2007-79, Class SB, HB, IF, 23.342%, 08/25/37	241
624	Series 2007-88, Class VI, IF, IO, 6.356%, 09/25/37	91
1,858	Series 2007-91, Class ES, IF, IO, 6.276%, 10/25/37	258
2,405	Series 2007-100, Class SM, IF, IO, 6.266%, 10/25/37	301
3,001	Series 2007-101, Class A2, VAR, 0.434%, 06/27/36	2,977
449	Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	501
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	7,807
3,806	Series 2007-112, Class SA, IF, IO, 6.266%, 12/25/37	479
8,000	Series 2007-114, Class A6, VAR, 0.384%, 10/27/37	8,006
3,418	Series 2007-116, Class HI, IO, VAR, 1.590%, 01/25/38	246
82	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	7
2,063	Series 2008-1, Class BI, IF, IO, 5.726%, 02/25/38	202
858	Series 2008-10, Class XI, IF, IO, 6.046%, 03/25/38	101
440	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	19
1,399	Series 2008-16, Class IS, IF, IO, 6.016%, 03/25/38	194
2,388	Series 2008-18, Class FA, VAR, 1.084%, 03/25/38	2,418
1,047	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	78
1,444	Series 2008-20, Class SA, IF, IO, 6.806%, 03/25/38	247
571	Series 2008-27, Class SN, IF, IO, 6.716%, 04/25/38	75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
590	Series 2008-32, Class SA, IF, IO, 6.666%, 04/25/38	80
1,602	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	18
1,228	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	57
146	Series 2008-44, Class PO, PO, 05/25/38	135
1,261	Series 2008-47, Class SI, IF, IO, 6.316%, 06/25/23	138
807	Series 2008-53, Class CI, IF, IO, 7.016%, 07/25/38	118
937	Series 2008-76, Class GF, VAR, 0.834%, 09/25/23	943
236	Series 2008-80, Class GP, 6.250%, 09/25/38	263
1,450	Series 2008-80, Class SA, IF, IO, 5.666%, 09/25/38	141
670	Series 2008-81, Class SB, IF, IO, 5.666%, 09/25/38	93
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,213
344	Series 2009-4, Class BD, 4.500%, 02/25/39	365
720	Series 2009-6, Class GS, IF, IO, 6.366%, 02/25/39	99
1,489	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	139
1,148	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	86
51	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	—	(h)
287	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	5
1,817	Series 2009-17, Class QS, IF, IO, 6.466%, 03/25/39	221
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	580
361	Series 2009-47, Class MT, 7.000%, 07/25/39	394
1,692	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	273
6,120	Series 2009-60, Class HT, 6.000%, 08/25/39	6,974
1,206	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,327
236	Series 2009-63, Class P, 5.000%, 03/25/37	257
553	Series 2009-69, Class PO, PO, 09/25/39	510
242	Series 2009-79, Class UA, 7.000%, 03/25/38	278

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,496	Series 2009-84, Class WS, IF, IO, 5.716%, 10/25/39	151
1,405	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	221
2,162	Series 2009-86, Class OT, PO, 10/25/37	1,961
2,716	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	93
1,158	Series 2009-92, Class AD, 6.000%, 11/25/39	1,305
972	Series 2009-99, Class SC, IF, IO, 5.996%, 12/25/39	97
1,216	Series 2009-99, Class WA, VAR, 6.304%, 12/25/39	1,353
4,004	Series 2009-103, Class MB, VAR, 2.847%, 12/25/39	4,259
1,786	Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	208
1,385	Series 2009-113, Class FB, VAR, 0.734%, 01/25/40	1,399
2,656	Series 2009-113, Class LB, VAR, 9.995%, 01/25/40	3,400
3,606	Series 2010-1, Class WA, VAR, 6.184%, 02/25/40 (m)	3,927
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,813
2,316	Series 2010-16, Class WA, VAR, 6.447%, 03/25/40	2,603
4,537	Series 2010-16, Class WB, VAR, 6.229%, 03/25/40	5,245
1,590	Series 2010-23, Class KS, IF, IO, 6.916%, 02/25/40	230
1,899	Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	264
701	Series 2010-39, Class OT, PO, 10/25/35	641
1,677	Series 2010-40, Class FJ, VAR, 0.784%, 04/25/40	1,692
1,000	Series 2010-42, Class S, IF, IO, 6.216%, 05/25/40	138
2,138	Series 2010-43, Class FD, VAR, 0.784%, 05/25/40	2,160
1,850	Series 2010-45, Class BD, 4.500%, 11/25/38	1,925
1,877	Series 2010-47, Class AV, 5.000%, 05/25/21	1,977
1,835	Series 2010-49, Class SC, IF, 12.292%, 03/25/40	2,139
1,133	Series 2010-61, Class WA, VAR, 5.954%, 06/25/40	1,275

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,785		Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	7,507
5,868		Series 2010-68, Class SA, IF, IO, 4.816%, 07/25/40	557
1,383		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,557
4,460		Series 2010-103, Class SB, IF, IO, 5.916%, 11/25/49	639
8,339		Series 2010-111, Class AE, 5.500%, 04/25/38	9,061
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,236
5,824		Series 2010-111, Class WA, VAR, 6.048%, 10/25/40	6,709
756		Series 2010-123, Class FL, VAR, 0.614%, 11/25/40	757
5,907		Series 2010-125, Class SA, IF, IO, 4.256%, 11/25/40	546
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,874
4,159		Series 2010-133, Class A, 5.500%, 05/25/38	4,491
—	(h)	Series 2010-141, Class FA, VAR, 0.684%, 12/25/40	—	(h)
7,035		Series 2010-147, Class SA, IF, IO, 6.346%, 01/25/41	1,270
1,660		Series 2010-148, Class MA, 4.000%, 02/25/39	1,707
1,197		Series 2011-2, Class WA, VAR, 5.811%, 02/25/51	1,289
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,839
9,250		Series 2011-21, Class CV, 4.500%, 09/25/26	9,908
1,213		Series 2011-28, Class MA, 4.500%, 07/25/38	1,255
4,600		Series 2011-30, Class LS, IO, VAR, 2.806%, 04/25/41	319
5,452		Series 2011-39, Class ZA, 6.000%, 11/25/32	6,062
1,577		Series 2011-43, Class WA, VAR, 5.870%, 05/25/51	1,738
3,394		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,740
3,344		Series 2011-56, Class VA, 5.000%, 09/25/40	3,627
2,939		Series 2011-58, Class WA, VAR, 5.406%, 07/25/51	3,038

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
797		Series 2011-75, Class FA, VAR, 0.734%, 08/25/41	805
4,023		Series 2011-118, Class LB, 7.000%, 11/25/41	4,620
7,516		Series 2011-118, Class MT, 7.000%, 11/25/41	8,769
7,935		Series 2011-118, Class NT, 7.000%, 11/25/41	9,160
—	(h)	Series 2011-124, Class JF, VAR, 0.584%, 02/25/41	—	(h)
2,238		Series 2011-149, Class EF, VAR, 0.684%, 07/25/41	2,254
3,205		Series 2011-149, Class MF, VAR, 0.684%, 11/25/41	3,230
—	(h)	Series 2012-3, Class PF, VAR, 0.584%, 04/25/40	—	(h)
2,489		Series 2012-14, Class FB, VAR, 0.634%, 08/25/37	2,505
6,000		Series 2012-14, Class FL, VAR, 0.634%, 12/25/40	6,060
4,963		Series 2012-21, Class WA, VAR, 5.622%, 03/25/52	5,326
15,871		Series 2012-47, Class HF, VAR, 0.584%, 05/25/27	16,008
4,170		Series 2012-58, Class FA, VAR, 0.684%, 03/25/39	4,218
—	(h)	Series 2012-66, Class HF, VAR, 0.484%, 03/25/41	—	(h)
3,303		Series 2012-72, Class QF, VAR, 0.634%, 01/25/38	3,324
1,835		Series 2012-87, Class KF, VAR, 0.634%, 09/25/37	1,848
14,481		Series 2012-89, Class FD, VAR, 0.634%, 04/25/39	14,611
3,147		Series 2012-97, Class FB, VAR, 0.684%, 09/25/42	3,174
7,629		Series 2012-101, Class FC, VAR, 0.684%, 09/25/42	7,629
7,913		Series 2012-112, Class FD, VAR, 0.684%, 10/25/42	7,913
5,760		Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	5,769
7,711		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,765
4,000		Series 2013-92, Class PO, PO, 09/25/43	2,874
70		Series G92-7, Class JQ, 8.500%, 01/25/22	79
11		Series G92-12, Class B, 7.700%, 02/25/22	13
16		Series G92-14, Class Z, 7.000%, 02/25/22	18
—	(h)	Series G92-27, Class SQ, HB, IF, 1,821.250%, 05/25/22	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
15	Series G92-42, Class Z, 7.000%, 07/25/22	17
315	Series G92-44, Class ZQ, 8.000%, 07/25/22	346
72	Series G92-54, Class ZQ, 7.500%, 09/25/22	80
138	Series G92-61, Class Z, 7.000%, 10/25/22	160
14	Series G92-62, Class B, PO, 10/25/22	13
94	Series G93-1, Class KA, 7.900%, 01/25/23	107
63	Series G93-17, Class SI, IF, 6.000%, 04/25/23	70
498	Series G94-7, Class PJ, 7.500%, 05/17/24	577
87	Series G97-2, Class ZA, 8.500%, 02/17/27	104
	Federal National Mortgage Association STRIPS,
5	Series 23, Class 2, IO, 10.000%, 09/01/17	1
4	Series 59, Class 2, IO, 9.500%, 07/01/17	—	(h)
321	Series 213, Class 2, IO, 8.000%, 03/01/23	48
12	Series 265, Class 2, 9.000%, 03/01/24	14
23	Series 285, Class 1, PO, 02/01/27	21
589	Series 293, Class 1, PO, 12/01/24	552
542	Series 300, Class 1, PO, 09/01/24	506
563	Series 331, Class 13, IO, 7.000%, 11/01/32	79
933	Series 339, Class 18, IO, 4.500%, 07/01/18	66
935	Series 339, Class 21, IO, 4.500%, 08/25/18	67
907	Series 339, Class 28, IO, 5.500%, 08/01/18	72
1,702	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	139
285	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	48
728	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	124
937	Series 356, Class 3, IO, 5.000%, 01/01/35	145
1,678	Series 356, Class 39, IO, 5.000%, 01/01/20	163
1,367	Series 365, Class 8, IO, 5.500%, 05/01/36	246
256	Series 368, Class 3, IO, 4.500%, 11/01/20	18
488	Series 374, Class 5, IO, 5.500%, 08/01/36	77
1,403	Series 383, Class 32, IO, 6.000%, 01/01/38	241
200	Series 393, Class 6, IO, 5.500%, 04/25/37	30
12,239	Series 411, Class F1, VAR, 0.734%, 08/25/42	12,145
3,327	Series 412, Class F2, VAR, 0.684%, 08/25/42	3,359
	Federal National Mortgage Association Trust,
480	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	547
440	Series 2003-W8, Class 2A, 7.000%, 10/25/42	503
468	Series 2003-W8, Class 3F1, VAR, 0.584%, 05/25/42	464

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
691	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	782
819	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	948
1,614	Series 2005-W3, Class 2AF, VAR, 0.404%, 03/25/45	1,611
652	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	731
3,190	Series 2005-W4, Class 3A, VAR, 2.253%, 06/25/45	3,235
872	Series 2006-W2, Class 1AF1, VAR, 0.404%, 02/25/46	866
8,498	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.444%, 11/25/46 (m)	8,498
	Government National Mortgage Association,
928	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,068
60	Series 1998-26, Class K, 7.500%, 09/17/25	69
306	Series 1999-4, Class ZB, 6.000%, 02/20/29	344
102	Series 1999-41, Class Z, 8.000%, 11/16/29	121
11	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	13
65	Series 1999-44, Class PC, 7.500%, 12/20/29	76
315	Series 1999-44, Class ZG, 8.000%, 12/20/29	373
288	Series 2000-7, Class ST, HB, IF, 38.564%, 01/16/30	616
134	Series 2000-9, Class Z, 8.000%, 06/20/30	160
698	Series 2000-9, Class ZJ, 8.500%, 02/16/30	837
495	Series 2000-10, Class ZP, 7.500%, 02/16/30	571
272	Series 2000-12, Class ST, HB, IF, 38.564%, 02/16/30	587
65	Series 2000-16, Class ZN, 7.500%, 02/16/30	66
634	Series 2000-21, Class Z, 9.000%, 03/16/30	757
42	Series 2000-36, Class HC, 7.330%, 11/20/30	48
26	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
1,052	Series 2001-21, Class PE, 6.500%, 05/16/31	1,199
189	Series 2001-31, Class SJ, HB, IF, 27.356%, 02/20/31	363
14	Series 2001-32, Class WA, IF, 19.665%, 07/20/31	23

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
130	Series 2001-35, Class SA, IF, IO, 8.066%, 08/16/31	32
126	Series 2001-36, Class S, IF, IO, 7.866%, 08/16/31	29
360	Series 2001-53, Class SR, IF, IO, 7.966%, 10/20/31	32
42	Series 2001-55, Class SF, HB, IF, 25.629%, 11/20/31	78
557	Series 2002-4, Class TD, 7.000%, 01/20/32	627
127	Series 2002-7, Class PG, 6.500%, 01/20/32	144
531	Series 2002-24, Class AG, IF, IO, 7.766%, 04/16/32	117
135	Series 2002-24, Class SB, IF, 11.649%, 04/16/32	177
431	Series 2002-24, Class Z, 8.500%, 04/16/32	492
1,006	Series 2002-31, Class SE, IF, IO, 7.316%, 04/16/30	185
40	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	47
319	Series 2002-40, Class UK, 6.500%, 06/20/32	364
93	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	112
185	Series 2002-45, Class QE, 6.500%, 06/20/32	211
226	Series 2002-47, Class PG, 6.500%, 07/16/32	259
32	Series 2002-51, Class SG, HB, IF, 31.702%, 04/20/31	63
53	Series 2002-69, Class PO, PO, 02/20/32	53
192	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	22
20	Series 2003-8, Class PO, PO, 01/16/32	20
1,132	Series 2003-11, Class SK, IF, IO, 7.516%, 02/16/33	223
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	277
28	Series 2003-24, Class PO, PO, 03/16/33	25
965	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	193
1,045	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	92
1,985	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,255
88	Series 2003-76, Class LS, IF, IO, 7.016%, 09/20/31	2
67	Series 2003-90, Class PO, PO, 10/20/33	53

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
954	Series 2003-112, Class SA, IF, IO, 6.366%, 12/16/33	163
2,993	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	264
2,694	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	358
87	Series 2004-15, Class SA, IF, 19.156%, 12/20/32	102
203	Series 2004-28, Class S, IF, 19.156%, 04/16/34	299
366	Series 2004-46, Class AO, PO, 06/20/34	338
2,028	Series 2004-59, Class SG, IF, IO, 6.316%, 07/20/34	283
238	Series 2004-68, Class PO, PO, 05/20/31	238
104	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	110
186	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	231
3,031	Series 2004-73, Class JL, IF, IO, 6.366%, 09/16/34	455
310	Series 2004-85, Class PO, PO, 01/17/33	307
1,234	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	142
982	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	112
2,001	Series 2005-17, Class SL, IF, IO, 6.516%, 07/20/34	378
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	109
189	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	190
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	801
555	Series 2005-68, Class DP, IF, 15.990%, 06/17/35	729
2,544	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	380
723	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	112
1,544	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,738
1,036	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	171
469	Series 2006-16, Class OP, PO, 03/20/36	417
327	Series 2006-22, Class AO, PO, 05/20/36	299
304	Series 2006-34, Class PO, PO, 07/20/36	280
1,556	Series 2006-38, Class SG, IF, IO, 6.466%, 09/20/33	97

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,215	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	150
417	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	75
1,415	Series 2007-9, Class DI, IF, IO, 6.326%, 03/20/37	236
592	Series 2007-17, Class AF, VAR, 0.384%, 04/16/37	594
2,284	Series 2007-17, Class JI, IF, IO, 6.626%, 04/16/37	441
314	Series 2007-17, Class JO, PO, 04/16/37	278
238	Series 2007-25, Class FN, VAR, 0.484%, 05/16/37	238
1,564	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	216
3,929	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	500
471	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	47
75	Series 2007-28, Class BO, PO, 05/20/37	69
1,558	Series 2007-31, Class AO, PO, 05/16/37	1,388
76	Series 2007-36, Class HO, PO, 06/16/37	67
1,524	Series 2007-36, Class SE, IF, IO, 6.286%, 06/16/37	223
2,174	Series 2007-36, Class SG, IF, IO, 6.286%, 06/20/37	350
1,389	Series 2007-40, Class SD, IF, IO, 6.566%, 07/20/37	256
1,405	Series 2007-42, Class SB, IF, IO, 6.566%, 07/20/37	262
558	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	100
1,115	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	206
223	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	320
1,484	Series 2007-57, Class PO, PO, 03/20/37	1,406
1,204	Series 2007-57, Class QA, IF, IO, 6.316%, 10/20/37	180
1,492	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	166
2,847	Series 2007-74, Class SL, IF, IO, 6.356%, 11/16/37	528
1,144	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	161
1,786	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	253
610	Series 2007-81, Class SP, IF, IO, 6.466%, 12/20/37	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
479	Series 2007-82, Class SA, IF, IO, 6.346%, 12/20/37	68
235	Series 2008-1, Class PO, PO, 01/20/38	214
849	Series 2008-2, Class MS, IF, IO, 6.976%, 01/16/38	135
626	Series 2008-10, Class S, IF, IO, 5.646%, 02/20/38	87
2,295	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	389
519	Series 2008-20, Class PO, PO, 09/20/37	485
330	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	24
1,297	Series 2008-25, Class SB, IF, IO, 6.716%, 03/20/38	196
455	Series 2008-29, Class PO, PO, 02/17/33	431
1,363	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	159
522	Series 2008-33, Class XS, IF, IO, 7.516%, 04/16/38	90
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,684
1,394	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	197
3,860	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	634
1,385	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	191
599	Series 2008-47, Class V, 5.500%, 05/16/19	668
813	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	116
643	Series 2008-60, Class PO, PO, 01/20/38	629
4,051	Series 2008-62, Class SA, IF, IO, 5.966%, 07/20/38	565
1,675	Series 2008-64, Class ED, 6.500%, 04/20/28	1,906
333	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	44
1,085	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	148
3,083	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	495
831	Series 2008-96, Class SL, IF, IO, 5.816%, 12/20/38	94
1,411	Series 2009-6, Class SA, IF, IO, 5.916%, 02/16/39	178
1,815	Series 2009-10, Class SA, IF, IO, 5.766%, 02/20/39	265
1,528	Series 2009-10, Class SL, IF, IO, 6.316%, 03/16/34	149

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	765
1,046	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	198
1,159	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	217
1,153	Series 2009-24, Class DS, IF, IO, 6.116%, 03/20/39	136
770	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	131
472	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	72
983	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	212
265	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	9
2,369	Series 2009-42, Class SC, IF, IO, 5.896%, 06/20/39	269
1,208	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	149
686	Series 2009-44, Class VA, 5.500%, 05/16/20	709
2,362	Series 2009-64, Class SN, IF, IO, 5.916%, 07/16/39	286
525	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	89
2,085	Series 2009-67, Class SA, IF, IO, 5.866%, 08/16/39	257
2,823	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	369
500	Series 2009-79, Class OK, PO, 11/16/37	450
2,474	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	278
4,722	Series 2009-102, Class SM, IF, IO, 6.216%, 06/16/39	525
1,332	Series 2009-104, Class AB, 7.000%, 08/16/39	1,562
3,005	Series 2009-106, Class AS, IF, IO, 6.216%, 11/16/39	403
3,366	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	461
2,269	Series 2009-121, Class VA, 5.500%, 11/20/20	2,526
392	Series 2010-14, Class AO, PO, 12/20/32	383
444	Series 2010-14, Class BO, PO, 11/20/35	409
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,096
2,553	Series 2010-14, Class QP, 6.000%, 12/20/39	2,788

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,977	Series 2010-41, Class WA, VAR, 5.834%, 10/20/33	3,374
1,608	Series 2010-103, Class WA, VAR, 5.755%, 08/20/34	1,786
1,764	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	1,983
1,756	Series 2010-130, Class CP, 7.000%, 10/16/40	2,044
4,465	Series 2010-157, Class OP, PO, 12/20/40	3,639
29,251	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	32,993
2,383	Series 2011-17, Class FP, VAR, 0.584%, 09/20/40	2,399
4,194	Series 2011-22, Class WA, VAR, 5.945%, 02/20/37	4,624
5,209	Series 2011-97, Class WA, VAR, 6.083%, 11/20/38	5,856
7,107	Series 2011-137, Class WA, VAR, 5.524%, 07/20/40	8,040
5,138	Series 2011-163, Class WA, VAR, 5.801%, 12/20/38	5,614
8,526	Series 2012-24, Class WA, VAR, 5.619%, 07/20/41	9,460
9,633	Series 2012-52, Class WA, VAR, 6.132%, 04/20/38	10,586
2,642	Series 2012-59, Class WA, VAR, 5.581%, 08/20/38	2,856
12,691	Series 2012-138, Class PT, VAR, 3.938%, 11/16/42	12,917
13,443	Series 2012-141, Class WA, VAR, 4.541%, 11/16/41	14,116
12,002	Series 2012-141, Class WB, VAR, 3.963%, 09/16/42	12,195
7,185	Series 2012-141, Class WC, VAR, 3.766%, 01/20/42	7,422
24,222	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	24,166
9,423	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	9,393
5,891	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,848
18,914	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	18,972
19,856	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	19,887
9,828	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	9,787
15,365	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	15,316

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,751	Series 2012-H24, Class FD, VAR, 0.785%, 09/20/62	9,747
20,332	Series 2012-H24, Class FE, VAR, 0.795%, 10/20/62	20,329
7,612	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	7,582
7,899	Series 2012-H26, Class JA, VAR, 0.745%, 10/20/61	7,885
14,834	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	14,810
8,782	Series 2012-H27, Class FB, VAR, 0.695%, 10/20/62	8,757
11,492	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	11,482
5,022	Series 2012-H30, Class JA, VAR, 0.675%, 01/20/60	5,039
5,311	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	5,296
11,489	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	11,354
4,681	Series 2013-26, Class AK, VAR, 4.657%, 09/20/41	4,990
5,702	Series 2013-54, Class WA, VAR, 4.710%, 11/20/42	6,102
1,887	Series 2013-75, Class WA, VAR, 5.247%, 06/20/40	2,102
11,987	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,570
5,944	Series 2013-H01, Class JA, VAR, 0.515%, 01/20/63	5,857
6,897	Series 2013-H01, Class TA, VAR, 0.695%, 01/20/63	6,876
1,821	Series 2013-H02, Class HF, VAR, 0.495%, 11/20/62	1,811
7,424	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	7,382
15,564	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,003
4,895	Series 2013-H04, Class SA, VAR, 0.615%, 02/20/63	4,843
1,978	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	1,965
2,949	Series 2013-H07, Class GA, VAR, 0.665%, 03/20/63	2,929
7,464	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	7,388
13,536	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,086

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,998	Series 2013-H07, Class MA, VAR, 0.745%, 04/20/62	4,989
5,943	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	5,897
6,025	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,801
	NCUA Guaranteed Notes Trust,
3,121	Series 2010-R3, Class 1A, VAR, 0.746%, 12/08/20	3,160
902	Series 2010-R3, Class 3A, 2.400%, 12/08/20	900
	Vendee Mortgage Trust,
4,494	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,952
609	Series 1996-1, Class 1Z, 6.750%, 02/15/26	685
345	Series 1996-2, Class 1Z, 6.750%, 06/15/26	400
686	Series 1997-1, Class 2Z, 7.500%, 02/15/27	780
505	Series 1998-1, Class 2E, 7.000%, 09/15/27	578

		1,405,585

	Non-Agency CMO — 15.2%
	AJAX Mortgage Loan Trust,
5,599	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	5,533
3,232	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	3,251
	Alternative Loan Trust,
136	Series 2002-8, Class A4, 6.500%, 07/25/32	140
736	Series 2002-11, Class M, 6.500%, 10/25/32	723
237	Series 2003-6T2, Class A6, 5.500%, 06/25/33	225
163	Series 2003-J1, Class PO, PO, 10/25/33	146
1,780	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,750
702	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	709
84	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	86
1,476	Series 2005-1CB, Class 1A6, IF, IO, 6.916%, 03/25/35	278
6,641	Series 2005-20CB, Class 3A8, IF, IO, 4.566%, 07/25/35	841

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,503	Series 2005-22T1, Class A2, IF, IO, 4.886%, 06/25/35	722
204	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	161
8,713	Series 2005-37T1, Class A2, IF, IO, 4.866%, 09/25/35	1,253
1,639	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,482
9,764	Series 2005-54CB, Class 1A2, IF, IO, 4.666%, 11/25/35	1,342
45	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	46
1,155	Series 2005-57CB, Class 3A2, IF, IO, 4.916%, 12/25/35	182
739	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	641
892	Series 2005-86CB, Class A11, 5.500%, 02/25/36	735
3,278	Series 2005-J1, Class 1A4, IF, IO, 4.916%, 02/25/35	340
22,026	Series 2006-7CB, Class 1A2, IF, IO, 5.116%, 05/25/36	3,758
944	Series 2006-26CB, Class A9, 6.500%, 09/25/36	738
103	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	104
	American General Mortgage Loan Trust,
882	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	921
1,019	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	1,016
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,430
758	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	768
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,403
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,978
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	938
	ASG Resecuritization Trust,
705	Series 2009-1, Class A60, VAR, 2.223%, 06/26/37 (e)	695
584	Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	597
1,288	Series 2009-2, Class G60, VAR, 4.863%, 05/24/36 (e)	1,354

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,780	Series 2009-3, Class A65, VAR, 2.298%, 03/26/37 (e)	2,789
1,977	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,004
1,194	Series 2010-1, Class A85, VAR, 0.584%, 02/27/36 (e)	1,161
4,711	Series 2010-2, Class A60, VAR, 2.075%, 01/28/37 (e)	4,635
500	Series 2010-3, Class 2A22, VAR, 0.411%, 10/28/36 (e)	495
180	Series 2010-4, Class 2A20, VAR, 0.359%, 11/28/36 (e)	178
849	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	885
2,038	Series 2011-1, Class 3A50, VAR, 2.528%, 11/28/35 (e)	1,999
885	Series 2011-2, Class A48S, HB, IF, 23.533%, 02/28/36 (e)	1,150
	Banc of America Alternative Loan Trust,
229	Series 2003-3, Class APO, PO, 05/25/33	177
931	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	947
1,063	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,086
341	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	348
562	Series 2003-11, Class 2A1, 6.000%, 01/25/34	587
279	Series 2003-11, Class PO, PO, 01/25/34	207
767	Series 2004-1, Class 1A1, 6.000%, 02/25/34	786
190	Series 2004-1, Class 5A1, 5.500%, 02/25/19	196
116	Series 2004-6, Class 3A2, 6.000%, 07/25/34	116
3,065	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	682
2,593	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	594
7,173	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	7,090
	Banc of America Funding Trust,
208	Series 2004-1, Class PO, PO, 03/25/34	187
1,108	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,135
933	Series 2004-C, Class 1A1, VAR, 5.066%, 12/20/34	919

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,154	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	158
219	Series 2005-4, Class 30PO, PO, 08/25/35	167
689	Series 2005-6, Class 2A7, 5.500%, 10/25/35	678
83	Series 2005-7, Class 30PO, PO, 11/25/35	65
411	Series 2005-8, Class 30PO, PO, 01/25/36	304
2,171	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	2,160
1,821	Series 2010-R11A, Class 1A6, VAR, 5.239%, 08/26/35 (e)	1,858
106	Series 2010-R4, Class 5A1, VAR, 0.334%, 07/26/36 (e)	106
1,184	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,204
	Banc of America Mortgage Trust,
946	Series 2003-3, Class 1A7, 5.500%, 05/25/33	974
176	Series 2003-3, Class 2A1, VAR, 0.734%, 05/25/18	170
409	Series 2003-6, Class 2A1, VAR, 0.634%, 08/25/18	394
348	Series 2003-8, Class 2A5, 5.000%, 11/25/18	357
137	Series 2003-8, Class APO, PO, 11/25/33	116
170	Series 2003-9, Class 1A2, PO, 12/25/33	141
942	Series 2003-A, Class 4A1, VAR, 2.964%, 02/25/33	920
668	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	668
1,408	Series 2003-E, Class 2A2, VAR, 2.855%, 06/25/33	1,392
1,286	Series 2003-J, Class 3A2, VAR, 2.777%, 11/25/33	1,273
1,134	Series 2004-3, Class 15IO, IO, VAR, 0.265%, 04/25/19	5
1,643	Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,669
150	Series 2004-4, Class APO, PO, 05/25/34	126
12,485	Series 2004-5, Class 15IO, IO, VAR, 0.223%, 06/25/19	42
1,561	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,629
132	Series 2004-6, Class APO, PO, 07/25/34	110
74	Series 2004-9, Class 3A1, 6.500%, 09/25/32	77
938	Series 2004-C, Class 2A2, VAR, 2.960%, 04/25/34	930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,041	Series 2004-J, Class 3A1, VAR, 3.463%, 11/25/34	1,019
	BCAP LLC Trust,
474	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	472
993	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,040
2,000	Series 2009-RR14, Class 3A2, VAR, 2.706%, 08/26/35 (e)	1,910
372	Series 2009-RR14, Class 4A1, VAR, 2.620%, 03/26/36 (e)	372
1,041	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,060
579	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	590
1,022	Series 2010-RR12, Class 4A5, VAR, 2.885%, 10/26/36 (e)	1,035
451	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	453
84	Series 2010-RR4, Class 2A1, VAR, 0.934%, 06/26/37 (e)	83
2,238	Series 2010-RR5, Class 2A5, VAR, 5.303%, 04/26/37 (e)	2,223
136	Series 2010-RR6, Class 5A1, VAR, 4.658%, 11/26/37 (e)	135
759	Series 2010-RR7, Class 15A1, VAR, 0.984%, 01/26/36 (e)	741
955	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	929
1,341	Series 2010-RR7, Class 1A5, VAR, 4.982%, 04/26/35 (e)	1,315
5,013	Series 2010-RR7, Class 2A1, VAR, 2.278%, 07/26/45 (e)	4,860
596	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	613
1,500	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	1,424
968	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	974
1,461	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,494
2,605	Series 2011-RR10, Class 2A1, VAR, 1.076%, 09/26/37 (e)	2,347
1,850	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,786
2,205	Series 2011-RR5, Class 11A3, VAR, 0.334%, 05/28/36 (e)	2,036
915	Series 2011-RR5, Class 14A3, VAR, 2.704%, 07/26/36 (e)	914

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,551	Series 2012-RR1, Class 5A1, VAR, 6.268%, 07/26/37 (e)	1,590
5,727	Series 2012-RR10, Class 1A1, VAR, 0.414%, 02/26/37 (e)	5,344
4,694	Series 2012-RR10, Class 3A1, VAR, 0.374%, 05/26/36 (e)	4,371
3,364	Series 2012-RR2, Class 1A1, VAR, 0.354%, 08/26/36 (e)	3,249
4,041	Series 2012-RR3, Class 2A5, VAR, 2.312%, 05/26/37 (e)	3,995
2,386	Series 2012-RR4, Class 8A3, VAR, 0.414%, 06/26/47 (e)	2,259
745	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.684%, 03/25/35	717
	Bear Stearns ARM Trust,
498	Series 2003-4, Class 3A1, VAR, 2.527%, 07/25/33	491
227	Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	225
711	Series 2004-1, Class 12A1, VAR, 2.945%, 04/25/34	692
563	Series 2004-2, Class 14A, VAR, 5.051%, 05/25/34	560
1,563	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,546
2,306	Series 2006-1, Class A1, VAR, 2.430%, 02/25/36	2,208
1,096	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,152
2,675	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	2,634
205	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	180
	Chase Mortgage Finance Trust,
350	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	364
5,049	Series 2007-A1, Class 1A3, VAR, 2.875%, 02/25/37	4,978
447	Series 2007-A1, Class 2A1, VAR, 2.719%, 02/25/37	444
613	Series 2007-A1, Class 7A1, VAR, 2.701%, 02/25/37	610
1,088	Series 2007-A1, Class 9A1, VAR, 2.792%, 02/25/37	1,079
1,166	Series 2007-A2, Class 2A1, VAR, 2.920%, 07/25/37	1,153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	CHL Mortgage Pass-Through Trust,
750	Series 2002-36, Class A22, 6.000%, 01/25/33	768
108	Series 2003-18, Class A12, 5.500%, 07/25/33	111
420	Series 2003-26, Class 1A6, 3.500%, 08/25/33	419
2,020	Series 2003-39, Class A6, 5.000%, 10/25/33	2,083
46	Series 2003-44, Class A9, PO, 10/25/33	46
50	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	51
1,263	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,304
166	Series 2003-J7, Class 4A3, IF, 9.535%, 08/25/18	173
686	Series 2004-3, Class A26, 5.500%, 04/25/34	697
124	Series 2004-3, Class PO, PO, 04/25/34	103
1,785	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,856
195	Series 2004-7, Class 2A1, VAR, 2.701%, 06/25/34	190
1,016	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,056
292	Series 2004-HYB1, Class 2A, VAR, 2.787%, 05/20/34	272
1,158	Series 2004-HYB3, Class 2A, VAR, 2.564%, 06/20/34	1,058
757	Series 2004-HYB6, Class A3, VAR, 2.838%, 11/21/34	691
211	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	217
540	Series 2005-16, Class A23, 5.500%, 09/25/35	521
1,990	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	1,580
5,903	Series 2007-4, Class 1A52, IF, IO, 5.216%, 05/25/37	960
147	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	121
451	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	466
	Citigroup Mortgage Loan Trust,
1,947	2.110%, 01/12/18	1,948
2,485	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	2,518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,772	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,825
1,405	Series 2009-10, Class 1A1, VAR, 2.428%, 09/25/33 (e)	1,430
1,420	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,463
1,893	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,941
615	Series 2010-7, Class 10A1, VAR, 2.618%, 02/25/35 (e)	627
8,738	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	8,805
8,560	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	8,765
121	Series 2011-3, Class 1A1, VAR, 0.264%, 02/25/47 (e)	120
1,026	Series 2011-10, Class 4A1, VAR, 0.383%, 02/25/46 (e)	985
	Citigroup Mortgage Loan Trust, Inc.,
341	Series 2003-1, Class 2A5, 5.250%, 10/25/33	348
164	Series 2003-1, Class PO3, PO, 09/25/33	144
28	Series 2003-1, Class WA2, 6.500%, 06/25/31	29
34	Series 2003-1, Class WPO2, PO, 06/25/31	30
70	Series 2003-UP3, Class A3, 7.000%, 09/25/33	73
135	Series 2003-UST1, Class A1, 5.500%, 12/25/18	141
22	Series 2003-UST1, Class PO1, PO, 12/25/18	20
48	Series 2003-UST1, Class PO2, PO, 12/25/18	42
15	Series 2003-UST1, Class PO3, PO, 12/25/18	13
546	Series 2004-UST1, Class A3, VAR, 2.430%, 08/25/34	540
272	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	268
337	Series 2005-1, Class 2A1A, VAR, 2.792%, 04/25/35	260
936	Series 2005-2, Class 2A11, 5.500%, 05/25/35	938
893	Series 2005-5, Class 1A2, VAR, 3.714%, 08/25/35	583
2,500	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,425
	Credit Suisse First Boston Mortgage Securities Corp.,
1,164	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,184

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
615	Series 2003-21, Class 1A4, 5.250%, 09/25/33	635
2,102	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,125
884	Series 2003-27, Class 5A4, 5.250%, 11/25/33	890
669	Series 2003-29, Class 1A1, 6.500%, 12/25/33	717
468	Series 2003-29, Class 5A1, 7.000%, 12/25/33	501
1,152	Series 2003-AR15, Class 3A1, VAR, 2.790%, 06/25/33	1,120
965	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,030
695	Series 2004-5, Class 3A1, 5.250%, 08/25/19	715
1,067	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,129
85	Series 2004-8, Class 3A5, 5.500%, 12/25/34	85
2,392	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	542
1,812	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	364
1,704	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,747
	CSMC,
1,150	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	1,139
2,250	Series 2010-16, Class A4, VAR, 3.946%, 06/25/50 (e)	2,175
265	Series 2010-1R, Class 26A1, 4.750%, 05/28/37 (e)	263
460	Series 2010-1R, Class 5A1, VAR, 4.972%, 01/29/36 (e)	476
16,971	Series 2010-11R, Class A6, VAR, 1.186%, 06/30/47 (e)	15,766
253	Series 2010-12R, Class 14A1, VAR, 2.631%, 09/26/46 (e)	253
508	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/28/37 (e)	504
86	Series 2010-15R, Class 7A2, VAR, 1.230%, 10/27/37 (e)	86
2,572	Series 2011-1R, Class A1, VAR, 1.184%, 02/27/47 (e)	2,557
992	Series 2011-6R, Class 3A1, VAR, 2.736%, 07/28/36 (e)	966

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,170	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	2,162
4,372	Series 2011-9R, Class A1, VAR, 2.184%, 03/28/46 (e)	4,369
3,387	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,442
1,622	Series 2012-2R, Class 2A1, VAR, 2.587%, 03/27/47 (e)	1,527
4,203	Series 2012-3R, Class 1A1, VAR, 3.250%, 02/27/42 (e)	4,194
605	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	628
298	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.320%, 04/28/37 (e)	292
	First Horizon Alternative Mortgage Securities Trust,
1,359	Series 2004-AA4, Class A1, VAR, 2.349%, 10/25/34	1,298
376	Series 2005-AA5, Class 1A2, VAR, 2.375%, 07/25/35	44
776	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	677
9,511	Series 2007-FA4, Class 1A2, IF, IO, 5.466%, 08/25/37	1,611
	First Horizon Mortgage Pass-Through Trust,
86	Series 2003-7, Class 2A1, 4.500%, 09/25/18	89
112	Series 2003-8, Class 2A1, 4.500%, 09/25/18	115
1,919	Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,990
432	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	423
619	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	615
1,136	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	1,124
	Freedom Trust,
49	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	49
1,268	Series 2011-4, Class A18, VAR, 4.869%, 03/25/37 (e)	1,280
	GMACM Mortgage Loan Trust,
663	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	667

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,009	Series 2003-AR2, Class 2A4, VAR, 3.456%, 12/19/33	1,978
94	Series 2003-J7, Class A10, 5.500%, 11/25/33	97
669	Series 2003-J7, Class A7, 5.000%, 11/25/33	681
107	Series 2003-J8, Class A, 5.250%, 12/25/33	111
920	Series 2004-J1, Class A20, 5.500%, 04/25/34	974
2,104	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,233
620	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	639
3,294	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	3,085
	GSMPS Mortgage Loan Trust,
592	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	623
284	Series 2004-4, Class 1AF, VAR, 0.584%, 06/25/34 (e)	248
567	Series 2005-RP2, Class 1AF, VAR, 0.534%, 03/25/35 (e)	480
3,348	Series 2005-RP3, Class 1AF, VAR, 0.534%, 09/25/35 (e)	2,774
1,522	Series 2005-RP3, Class 1AS, IO, VAR, 4.893%, 09/25/35 (e)	223
3,192	Series 2006-RP2, Class 1AS2, IF, IO, 4.925%, 04/25/36 (e)	438
	GSR Mortgage Loan Trust,
246	Series 2003-13, Class 1A1, VAR, 3.020%, 10/25/33	245
111	Series 2003-6F, Class A2, VAR, 0.584%, 09/25/32	104
1,193	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,210
97	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	97
1,757	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,858
2,925	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,059
354	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	350
410	Series 2005-5F, Class 8A3, VAR, 0.684%, 06/25/35	386
3,400	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,455
497	Series 2006-1F, Class 1AP, PO, 02/25/36	370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,095	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,438
2,437	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,385
5,872	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/25/53 (e) (i)	5,695
338	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.964%, 04/25/35	294
1,028	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	1,046
	Impac Secured Assets Trust,
1,083	Series 2006-1, Class 2A1, VAR, 0.534%, 05/25/36	1,054
1,949	Series 2006-2, Class 2A1, VAR, 0.534%, 08/25/36	1,859
	Indymac Index Mortgage Loan Trust,
7,286	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	1
265	Series 2006-AR3, Class 2A1A, VAR, 2.620%, 03/25/36	181
	JP Morgan Mortgage Trust,
491	Series 2004-A3, Class 4A1, VAR, 2.754%, 07/25/34	496
439	Series 2004-A4, Class 1A1, VAR, 2.769%, 09/25/34	441
220	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	227
1,174	Series 2005-A1, Class 3A4, VAR, 4.269%, 02/25/35	1,175
1,843	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	1,813
1,502	Series 2006-A2, Class 5A2, VAR, 2.849%, 11/25/33	1,445
2,718	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	2,706
630	Series 2006-A3, Class 6A1, VAR, 2.769%, 08/25/34	613
659	Series 2007-A1, Class 5A2, VAR, 2.950%, 07/25/35	659
551	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/28/35 (e)	550
30	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	30
	Lehman Mortgage Trust,
777	Series 2006-2, Class 1A1, VAR, 6.363%, 04/25/36	737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
573	Series 2007-6, Class 1A8, 6.000%, 07/25/37	485
1,151	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,101
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.080%, 09/29/37 (e)	3,125
1,200	Series 2009-3, Class M3, VAR, 5.441%, 11/30/37 (e)	1,237
1,377	Series 2009-3, Class M4, VAR, 5.441%, 11/30/37 (e)	1,421
	MASTR Adjustable Rate Mortgages Trust,
195	Series 2004-3, Class 4A2, VAR, 2.393%, 04/25/34	186
52	Series 2004-4, Class 2A1, VAR, 2.007%, 05/25/34	45
489	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	495
2,651	Series 2004-13, Class 3A7, VAR, 2.622%, 11/21/34	2,705
279	Series 2004-15, Class 3A1, VAR, 3.311%, 12/25/34	266
	MASTR Alternative Loan Trust,
313	Series 2003-4, Class 2A1, 6.250%, 06/25/33	326
304	Series 2003-8, Class 3A1, 5.500%, 12/25/33	320
604	Series 2003-8, Class 5A1, 5.000%, 11/25/18	638
142	Series 2003-9, Class 8A1, 6.000%, 01/25/34	145
125	Series 2004-1, Class 30PO, PO, 02/25/34	96
618	Series 2004-3, Class 2A1, 6.250%, 04/25/34	631
265	Series 2004-3, Class 30PO, PO, 04/25/34	205
288	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	46
354	Series 2004-5, Class 30PO, PO, 06/25/34	306
162	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	31
159	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	31
1,521	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,562
140	Series 2004-7, Class 30PO, PO, 08/25/34	108
559	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	103

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
339	Series 2004-10, Class 1A1, 4.500%, 09/25/19	346
2,727	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	709
	MASTR Asset Securitization Trust,
230	Series 2003-2, Class 1A1, 5.000%, 03/25/18	232
91	Series 2003-2, Class 2A1, 4.500%, 03/25/18	91
501	Series 2003-3, Class 3A18, 5.500%, 04/25/33	516
73	Series 2003-4, Class 3A2, 5.000%, 05/25/18	75
142	Series 2003-4, Class 5A1, 5.500%, 05/25/33	151
157	Series 2003-8, Class 1A1, 5.500%, 09/25/33	164
155	Series 2003-9, Class 15PO, PO, 10/25/18	143
23	Series 2003-10, Class 15PO, PO, 11/25/18	22
13	Series 2003-11, Class 15PO, PO, 12/25/18	12
270	Series 2003-12, Class 6A1, 5.000%, 12/25/33	276
80	Series 2004-1, Class 30PO, PO, 02/25/34	69
84	Series 2004-3, Class PO, PO, 03/25/34	74
122	Series 2004-4, Class 3A1, 4.500%, 04/25/19	125
70	Series 2004-8, Class 1A1, 4.750%, 08/25/19	72
90	Series 2004-8, Class PO, PO, 08/25/19	82
64	Series 2004-9, Class 5A1, 5.250%, 09/25/19	66
1,064	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,120
3,006	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.534%, 05/25/35 (e)	2,541
1,317	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,053
	Merrill Lynch Mortgage Investors Trust,
722	Series 2003-A, Class 2A2, VAR, 1.217%, 03/25/28	705
232	Series 2003-A4, Class 2A, VAR, 2.665%, 07/25/33	234
824	Series 2003-A5, Class 2A6, VAR, 2.394%, 08/25/33	819
724	Series 2003-E, Class A1, VAR, 0.804%, 10/25/28	686
3,370	Series 2003-F, Class A1, VAR, 0.824%, 10/25/28	3,299

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
984		Series 2004-1, Class 2A1, VAR, 2.209%, 12/25/34	970
1,130		Series 2004-A4, Class A2, VAR, 2.509%, 08/25/34	1,140
1,319		Series 2004-D, Class A2, VAR, 1.117%, 08/25/29	1,295
881		Series 2004-E, Class A2A, VAR, 0.797%, 11/25/29	840
160		Series 2005-A1, Class 3A, VAR, 3.010%, 12/25/34	158
—	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
26		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	28
1,214		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	1,264
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,297.410%, 04/20/21	3
		MortgageIT Trust,
667		Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	621
263		Series 2005-5, Class A1, VAR, 0.444%, 12/25/35	229
619		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	634
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
150		Series 2003-A1, Class A1, 5.500%, 05/25/33	153
52		Series 2003-A1, Class A2, 6.000%, 05/25/33	54
42		Series 2003-A1, Class A5, 7.000%, 04/25/33	44
13		Series 2003-A1, Class A7, 5.000%, 04/25/18	14
2,434		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,452
		Prime Mortgage Trust,
82		Series 2004-1, Class 2A3, 5.250%, 08/25/34	84
1,134		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,203
538		Series 2005-4, Class 2PO, PO, 10/25/35	162
845		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.747%, 05/25/35	845

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RALI Trust,
144	Series 2001-QS19, Class A2, 6.000%, 12/25/16	146
41	Series 2002-QS16, Class A3, IF, 16.238%, 10/25/17	43
1,027	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,061
232	Series 2003-QR24, Class A5, 4.000%, 07/25/33	238
128	Series 2003-QS1, Class A6, 4.250%, 01/25/33	129
435	Series 2003-QS12, Class A2A, IF, IO, 7.416%, 06/25/18	48
191	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	14
2,992	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,787
846	Series 2003-QS13, Class A5, VAR, 0.834%, 07/25/33	790
5,026	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	84
700	Series 2003-QS14, Class A1, 5.000%, 07/25/18	714
518	Series 2003-QS18, Class A1, 5.000%, 09/25/18	533
654	Series 2003-QS19, Class A1, 5.750%, 10/25/33	698
147	Series 2003-QS3, Class A2, IF, 16.095%, 02/25/18	161
191	Series 2003-QS3, Class A8, IF, IO, 7.416%, 02/25/18	11
355	Series 2003-QS9, Class A3, IF, IO, 7.366%, 05/25/18	42
889	Series 2004-QA4, Class NB3, VAR, 4.076%, 09/25/34	838
333	Series 2004-QA6, Class NB2, VAR, 3.165%, 12/25/34	287
239	Series 2004-QS10, Class A6, 6.000%, 07/25/34	242
1,661	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,690
274	Series 2005-QA10, Class A31, VAR, 3.717%, 09/25/35	220
1,845	Series 2005-QA6, Class A32, VAR, 3.715%, 05/25/35	1,216
503	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	409

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	RBSSP Resecuritization Trust,
1,037	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,084
384	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	398
362	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	365
789	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	791
1,163	Series 2009-12, Class 1A1, VAR, 5.955%, 11/26/33 (e)	1,202
1,581	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,613
2,287	Series 2012-3, Class 3A1, VAR, 0.334%, 10/26/36 (e)	2,043
11,233	Series 2012-6, Class 2A1, VAR, 0.344%, 10/26/26 (e) (i)	10,426
	Residential Asset Securitization Trust,
40	Series 2002-A13, Class A4, 5.250%, 12/25/17	41
256	Series 2003-A13, Class A3, 5.500%, 01/25/34	263
63	Series 2003-A14, Class A1, 4.750%, 02/25/19	65
438	Series 2003-A5, Class A1, 5.500%, 06/25/33	457
731	Series 2004-IP2, Class 1A1, VAR, 2.611%, 12/25/34	724
2,792	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	713
5,573	Series 2005-A2, Class A4, IF, IO, 4.866%, 03/25/35	899
947	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	808
632	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	535
	RFMSI Trust,
1,411	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,415
119	Series 2003-S14, Class A4, PO, 07/25/18	110
314	Series 2003-S16, Class A3, 5.000%, 09/25/18	315
353	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	361
845	Series 2003-S4, Class A4, 5.750%, 03/25/33	855
325	Series 2004-S6, Class 2A6, PO, 06/25/34	280
709	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	572

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RFSC Trust,
8	Series 2002-RM1, Class API, PO, 12/25/17	7
31	Series 2003-RM2, Class AP-3, PO, 05/25/33	27
3,101	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	3,110
	Salomon Brothers Mortgage Securities VII, Inc.,
941	Series 2003-HYB1, Class A, VAR, 3.079%, 09/25/33	936
45	Series 2003-UP2, Class PO1, PO, 12/25/18	41
	Sequoia Mortgage Trust,
1,409	Series 2003-1, Class 1A, VAR, 0.944%, 04/20/33	1,353
1,615	Series 2004-8, Class A1, VAR, 0.534%, 09/20/34	1,555
1,596	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,536
4,553	Series 2004-9, Class A1, VAR, 0.524%, 11/20/34	4,336
1,336	Series 2004-10, Class A1A, VAR, 0.494%, 11/20/34	1,300
	Springleaf Mortgage Loan Trust,
2,372	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,448
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,776
1,218	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,241
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,626
5,505	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	5,575
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,563
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,141
8,264	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	8,186
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,030
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,376
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	925
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	434
7,480	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	7,348
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,529

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,729
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,198
3,360	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,327
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,439
2,487	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.885%, 06/25/34	2,481
	Structured Asset Mortgage Investments II Trust,
1,734	Series 2004-AR5, Class 1A1, VAR, 0.844%, 10/19/34	1,700
3,497	Series 2005-AR5, Class A3, VAR, 0.434%, 07/19/35	3,392
2,946	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.319%, 12/25/33	2,906
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
217	Series 2003-16, Class A3, VAR, 0.684%, 06/25/33	211
331	Series 2003-32, Class 1A1, VAR, 5.533%, 11/25/33	337
784	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	803
370	Series 2003-33H, Class 1APO, PO, 10/25/33	339
874	Series 2003-34A, Class 3A3, VAR, 2.582%, 11/25/33	858
2,026	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,084
404	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	409
	Thornburg Mortgage Securities Trust,
176	Series 2003-4, Class A1, VAR, 0.824%, 09/25/43	167
205	Series 2004-1, Class II2A, VAR, 1.789%, 03/25/44	202
	Vericrest Opportunity Loan Transferee,
2,660	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	2,665
429	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e)	440
6,643	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	6,594
5,137	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	5,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
47	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	48
1,980	Series 2003-AR11, Class A6, VAR, 2.460%, 10/25/33	1,971
1,030	Series 2003-AR7, Class A7, VAR, 2.319%, 08/25/33	1,024
771	Series 2003-AR8, Class A, VAR, 2.448%, 08/25/33	770
2,864	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	2,865
780	Series 2003-AR9, Class 2A, VAR, 2.456%, 09/25/33	776
861	Series 2003-S1, Class A5, 5.500%, 04/25/33	892
244	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	248
89	Series 2003-S7, Class A1, 4.500%, 08/25/18	90
371	Series 2003-S8, Class A6, 4.500%, 09/25/18	381
2,364	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,449
76	Series 2003-S9, Class P, PO, 10/25/33	66
187	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	188
1,267	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	1,272
954	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	981
279	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	290
478	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	503
154	Series 2004-S1, Class 1A3, VAR, 0.584%, 03/25/34	153
3,345	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,479
248	Series 2006-AR10, Class 2P, VAR, 3.282%, 09/25/36	146
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
301	Series 2005-1, Class 1A1, 5.500%, 03/25/35	291
9,510	Series 2005-2, Class 1A4, IF, IO, 4.866%, 04/25/35	1,504
1,188	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,096
179	Series 2005-4, Class DP, PO, 06/25/20	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,142	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,042
12,801	Series 2005-11, Class A4, IF, IO, 4.766%, 01/25/36	1,523
	Washington Mutual MSC Mortgage Pass-Through Certificates,
736	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	815
72	Series 2004-RA4, Class 1P, PO, 04/25/19	67
1,142	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	1,142
2,149	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,153
	Wells Fargo Mortgage-Backed Securities Trust,
339	Series 2003-17, Class APO, PO, 01/25/34	279
1,592	Series 2003-G, Class A1, VAR, 2.490%, 07/25/33	1,581
345	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	345
95	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	95
230	Series 2004-1, Class A11, PO, 02/25/34	200
174	Series 2004-B, Class A1, VAR, 4.960%, 02/25/34	172
193	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	194
1,377	Series 2004-EE, Class 2A1, VAR, 2.623%, 12/25/34	1,372
172	Series 2004-EE, Class 2A2, VAR, 2.623%, 12/25/34	172
720	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	716
1,851	Series 2004-I, Class 1A1, VAR, 2.765%, 07/25/34	1,844
4,073	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	4,077
124	Series 2004-Q, Class 1A3, VAR, 2.620%, 09/25/34	123
2,241	Series 2004-U, Class A1, VAR, 2.748%, 10/25/34	2,212
1,039	Series 2004-V, Class 1A1, VAR, 2.648%, 10/25/34	1,055
356	Series 2005-1, Class 2A1, 5.000%, 03/25/20	368
263	Series 2005-9, Class 1APO, PO, 10/25/35	213
412	Series 2005-13, Class A1, 5.000%, 11/25/20	423

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
506	Series 2005-AR16, Class 2A1, VAR, 2.718%, 10/25/35	505
997	Series 2005-AR8, Class 2A1, VAR, 2.703%, 06/25/35	1,000
1,668	Series 2007-7, Class A7, 6.000%, 06/25/37	1,574
1,037	Series 2007-11, Class A14, 6.000%, 08/25/37	989

		554,089

	Total Collateralized Mortgage Obligations (Cost $1,908,154)	1,959,674

Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
2,955	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,981
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,672
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,047
	Banc of America Commercial Mortgage Trust,
2,555	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,800
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,182
755	Series 2006-5, Class A4, 5.414%, 09/10/47	823
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	738
800	Series 2005-3, Class AM, 4.727%, 07/10/43	830
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	535
	BB-UBS Trust,
3,700	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	3,437
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,689
	Bear Stearns Commercial Mortgage Securities Trust,
675	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	691
500	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	1,146
	COBALT CMBS Commercial Mortgage Trust,
2,196	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,366
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,113
	COMM Mortgage Trust,
6,069	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	698
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/13/35 (e)	1,153
1,650	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,656
	Commercial Mortgage Pass-Through Certificates,
1,658	Series 2012-MVP, Class A, VAR, 2.131%, 11/19/26 (e)	1,660
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.251%, 07/10/45 (e)	1,797
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	763
1,500	Credit Suisse Commercial Mortgage Trust, Series 2013-300P, Class A1, VAR, 4.353%, 08/10/30 (e)	1,535
2,530	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,603
3,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	3,426
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,030
3,013	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,958
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/06/31 (e)	1,381
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,438
22,777	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.774%, 11/14/39 (e)	341
1,113	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
93,793	Series 2006-CB15, Class X1, IO, VAR, 0.434%, 06/12/43	574
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	611
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,106
26,723	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.618%, 05/25/39 (e)	685
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,476
	LB-UBS Commercial Mortgage Trust,
803	Series 2004-C2, Class A4, 4.367%, 03/15/36	812
61,247	Series 2006-C1, Class XCL, IO, VAR, 0.532%, 02/15/41 (e)	515
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,079
830	Series 2007-C2, Class A3, 5.430%, 02/15/40	909
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	548
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,033
	Morgan Stanley Capital I Trust,
2,138	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,190
250	Series 2007-T27, Class A4, VAR, 5.816%, 06/11/42	280
1,213	Series 2011-C3, Class A3, 4.054%, 07/16/49	1,273
1,500	Series 2012-C4, Class A3, 2.991%, 03/17/45	1,499
	Morgan Stanley Re-REMIC Trust,
2,902	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,818
2	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	2
3,684	Series 2010-HQ4B, Class A7A, 4.970%, 04/18/40 (e)	3,762
1,313	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	1,315
7,349	Series 2012-IO, Class AXA, 1.000%, 03/29/51 (e)	7,285
9,817	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	9,900
1,700	Series 2012-XA, Class B, 0.250%, 07/28/49 (e)	1,404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	NCUA Guaranteed Notes Trust,
2,460	Series 2010-C1, Class A2, 2.900%, 10/29/20	2,539
8,031	Series 2010-C1, Class APT, 2.650%, 10/29/20	8,242
4,165	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	4,158
504	N-Star Real Estate CDO Ltd., Series 2013-1A, Class B, PO, 07/25/29 (e)	501
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/13/31 (e)	1,947
3,158	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 12/17/18 (e)	3,151
7,873	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.529%, 05/12/45 (e)	1,073
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,049
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,273
15,374	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	1,445
857	Series 2013-C6, Class A4, 3.244%, 04/12/46	812
2,991	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,783
	Wachovia Bank Commercial Mortgage Trust,
1,069	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,083
2,500	Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	2,673
130,405	Series 2006-C24, Class XC, IO, VAR, 0.276%, 03/15/45 (e)	470
3,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/20/28 (e)	2,859
6,267	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	6,270
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,307
609	Series 2012-C6, Class A1, 1.081%, 04/15/45	609
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,181

	Total Commercial Mortgage-Backed Securities (Cost $149,476)	147,657

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 37.2%
		Federal Home Loan Mortgage Corp.,
193		ARM, 2.117%, 05/01/37	204
279		ARM, 2.159%, 08/01/36	294
234		ARM, 2.213%, 10/01/36	247
483		ARM, 2.241%, 10/01/36	510
211		ARM, 2.355%, 12/01/33	222
296		ARM, 2.370%, 05/01/36	315
28		ARM, 2.382%, 01/01/30	30
879		ARM, 2.398%, 03/01/37	940
160		ARM, 2.459%, 03/01/35	169
118		ARM, 2.550%, 10/01/37	124
271		ARM, 2.561%, 04/01/34	286
362		ARM, 2.571%, 12/01/35	388
245		ARM, 2.637%, 09/01/36	258
436		ARM, 2.640%, 11/01/36	465
119		ARM, 2.657%, 07/01/37	127
298		ARM, 2.707%, 11/01/36	316
639		ARM, 2.711%, 06/01/36	682
251		ARM, 2.722%, 03/01/36	267
238		ARM, 2.751%, 05/01/38	253
161		ARM, 2.754%, 09/01/37	172
273		ARM, 2.755%, 02/01/37	291
342		ARM, 2.889%, 04/01/38	366
195		ARM, 2.984%, 12/01/36	206
165		ARM, 3.001%, 02/01/37	176
111		ARM, 3.066%, 02/01/37	118
1,019		ARM, 3.239%, 10/01/36	1,072
604		ARM, 3.363%, 03/01/36	648
351		ARM, 5.031%, 01/01/35	375
657		ARM, 5.074%, 11/01/36	699
218		ARM, 5.724%, 11/01/36	229
80		ARM, 5.947%, 10/01/36	83
79		ARM, 6.354%, 02/01/37	84
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
143		3.500%, 05/01/19	149
811		4.000%, 07/01/18 - 05/01/19	854
384		4.500%, 10/01/18	404
163		5.000%, 12/01/18	173
2,091		5.500%, 06/01/17 - 02/01/23	2,259
1,658		6.000%, 06/01/17 - 03/01/22	1,750
428		6.500%, 02/01/17 - 03/01/22	461
173		7.000%, 03/01/17 - 07/01/17	185
—	(h)	7.500%, 10/01/14	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
33,925	3.500%, 01/01/32 - 09/01/32 (m)	34,620
3,467	4.000%, 02/01/32	3,610
2,537	5.500%, 04/01/27 - 03/01/28	2,758
593	6.000%, 01/01/14 - 02/01/24	647
1,305	6.500%, 05/01/22 - 01/01/28	1,440
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
227	4.000%, 10/01/33	236
15,133	4.500%, 09/01/40 - 05/01/41	15,934
16,160	5.000%, 05/01/36 - 08/01/40	17,429
4,639	5.500%, 01/01/33 - 03/01/40	5,029
685	6.000%, 11/01/28 - 12/01/33	757
4,472	6.500%, 05/01/24 - 03/01/38 (m)	5,026
1,104	7.000%, 07/01/29 - 10/01/36	1,265
98	7.500%, 09/01/38	115
31	8.500%, 08/01/30	32
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,214	7.500%, 01/01/32 - 12/01/36	1,401
749	10.000%, 10/01/30	871
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
31,543	3.500%, 10/01/32 - 06/01/43	31,415
15,892	4.000%, 09/01/32 - 10/01/42	16,355
4,245	5.500%, 02/01/18 - 12/01/35	4,512
4,676	6.000%, 02/01/33 - 04/01/36	5,082
5,604	6.500%, 11/01/36 - 10/17/38	6,188
130	7.000%, 12/01/14 - 08/01/47	138
65	10.500%, 07/20/21	70
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,516
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7	7.500%, 03/01/17 - 05/01/17	6
4	8.750%, 06/01/17	4
3	10.500%, 05/01/19	3
3	12.000%, 08/01/15 - 07/01/19	3
	Federal National Mortgage Association,
609	ARM, 1.584%, 08/01/34	628
252	ARM, 1.786%, 01/01/33	263
405	ARM, 1.788%, 07/01/33	433
11	ARM, 1.908%, 03/01/19	11
284	ARM, 1.922%, 02/01/35	299

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
518	ARM, 1.950%, 02/01/35	541
3,280	ARM, 1.983%, 01/01/35 (m)	3,459
489	ARM, 2.096%, 09/01/36	506
740	ARM, 2.112%, 05/01/35	783
233	ARM, 2.143%, 01/01/36	245
189	ARM, 2.203%, 04/01/34	198
106	ARM, 2.277%, 11/01/33	111
287	ARM, 2.295%, 08/01/34	304
335	ARM, 2.300%, 11/01/37	355
145	ARM, 2.309%, 04/01/34	154
610	ARM, 2.325%, 07/01/33	646
306	ARM, 2.343%, 06/01/34	320
351	ARM, 2.346%, 05/01/34	372
892	ARM, 2.367%, 04/01/35	943
540	ARM, 2.369%, 12/01/37	572
576	ARM, 2.374%, 04/01/35	612
217	ARM, 2.382%, 09/01/35	231
160	ARM, 2.397%, 05/01/35	168
530	ARM, 2.398%, 10/01/34	559
328	ARM, 2.418%, 08/01/36	348
308	ARM, 2.419%, 10/01/34	325
311	ARM, 2.451%, 09/01/34	332
251	ARM, 2.457%, 06/01/35	265
430	ARM, 2.495%, 11/01/33	455
116	ARM, 2.513%, 05/01/35	122
332	ARM, 2.520%, 07/01/36	352
533	ARM, 2.526%, 10/01/34	567
275	ARM, 2.543%, 10/01/34	293
766	ARM, 2.553%, 07/01/37	813
388	ARM, 2.556%, 10/01/34	411
572	ARM, 2.589%, 06/01/36	610
139	ARM, 2.591%, 07/01/37	147
328	ARM, 2.602%, 10/01/36	351
122	ARM, 2.622%, 01/01/34	130
332	ARM, 2.663%, 02/01/34	354
313	ARM, 2.679%, 09/01/33	334
152	ARM, 2.700%, 01/01/38	161
22	ARM, 2.812%, 09/01/27	24
356	ARM, 2.823%, 12/01/36	382
257	ARM, 2.906%, 11/01/36	275
229	ARM, 2.935%, 12/01/36	243
5,877	ARM, 2.942%, 03/01/36	6,218
211	ARM, 3.099%, 10/01/36	223
67	ARM, 3.765%, 03/01/29	72
954	ARM, 5.320%, 01/01/23	1,044

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal National Mortgage Association, 15 Year, Single Family,
—	(h)	3.500%, 08/01/18	—	(h)
296		4.000%, 07/01/18 - 11/01/18	312
1,513		4.500%, 07/01/18 - 12/01/19	1,640
1,972		5.000%, 06/01/18 - 08/01/24	2,108
4,076		5.500%, 11/01/18 - 11/01/23	4,366
6,955		6.000%, 06/01/16 - 07/01/24	7,556
1,413		6.500%, 09/01/13 - 02/01/24	1,551
782		7.000%, 03/01/17 - 08/01/21	846
42		7.500%, 03/01/17 - 10/01/17	45
18		8.000%, 06/01/15 - 01/01/16	19
		Federal National Mortgage Association, 20 Year, Single Family,
75,879		3.500%, 12/01/30 - 08/01/32 (m)	77,472
1,391		4.500%, 04/01/30	1,476
1,458		5.000%, 10/01/25	1,590
738		5.500%, 02/01/23 - 08/01/23	801
5,233		6.000%, 04/01/24 - 09/01/29	5,749
1,561		6.500%, 06/01/16 - 12/01/27	1,727
40		7.500%, 09/01/21	45
		Federal National Mortgage Association, 30 Year, FHA/VA,
61		6.000%, 09/01/33	67
4,390		6.500%, 02/01/29 - 08/01/39	4,895
215		7.000%, 10/01/28 - 02/01/33	249
56		8.000%, 06/01/28	64
15		8.500%, 03/01/30 - 06/01/30	17
219		9.000%, 05/01/18 - 06/01/31	250
10		10.000%, 07/01/19	11
10		10.500%, 11/01/18	10
21		11.000%, 04/01/19	22
		Federal National Mortgage Association, 30 Year, Single Family,
5,784		3.500%, 03/01/43	5,788
2,859		4.000%, 08/01/33 - 04/01/34	2,967
1,539		4.500%, 05/01/29 - 09/01/34	1,631
15,208		5.000%, 06/01/33 - 08/01/40	16,463
9,800		5.500%, 11/01/32 - 05/01/40	10,745
5,736		6.000%, 12/01/28 - 11/01/38	6,355
6,104		6.500%, 11/01/29 - 10/01/38	6,793
5,599		7.000%, 04/01/20 - 01/01/39	6,344
3,524		7.500%, 08/01/36 - 04/01/39	4,113
856		8.000%, 03/01/27 - 10/01/36	1,012
90		8.500%, 12/01/27 - 02/01/30	102
1		9.000%, 04/01/26	1

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
8		9.500%, 07/01/28	9
7		10.000%, 02/01/24	7
2		12.500%, 01/01/16	2
		Federal National Mortgage Association, Other,
—	(h)	VAR, 0.485%, 11/01/22	—	(h)
4,200		VAR, 0.535%, 01/01/23	4,208
6,915		VAR, 0.545%, 01/01/23	6,897
4,000		VAR, 0.575%, 02/01/23	4,003
13,129		VAR, 0.625%, 10/01/22	13,138
3,000		VAR, 0.635%, 09/01/22	3,002
5,937		VAR, 0.645%, 01/01/23	5,946
3,332		VAR, 0.745%, 08/01/22	3,332
2,300		VAR, 0.795%, 03/01/22	2,304
4,000		VAR, 0.805%, 04/01/22	3,999
5,000		VAR, 0.815%, 12/01/20	5,006
4,000		VAR, 0.965%, 04/01/22	4,003
360		VAR, 2.436%, 08/01/34	381
4,942		ARM, 0.555%, 01/01/23	4,951
5,928		ARM, 0.585%, 01/01/23	5,937
3,887		ARM, 0.995%, 03/01/22	3,895
2,436		ARM, 6.070%, 11/01/18	2,682
16,900		07/25/23 - 09/30/43	14,737
1,972		1.519%, 12/01/19	1,878
3,951		1.632%, 01/01/20	3,777
2,000		1.690%, 12/01/19	1,904
1,994		1.808%, 06/01/20	1,903
3,500		2.004%, 07/01/19	3,512
5,000		2.056%, 01/01/17	5,027
2,830		2.066%, 12/01/20	2,635
25,500		2.077%, 07/01/19 - 06/01/20	24,768
10,152		2.097%, 08/01/19	9,898
4,600		2.170%, 06/01/19	4,557
8,212		2.211%, 04/01/19	8,177
4,262		2.221%, 01/01/23	3,900
6,842		2.263%, 05/01/19	6,818
4,424		2.273%, 07/01/19	4,392
1,689		2.314%, 12/01/22	1,558
8,387		2.418%, 12/01/22 - 01/01/23	7,778
2,510		2.438%, 06/01/19	2,500
17,516		2.449%, 07/01/19 - 12/01/22	16,621
1,976		2.459%, 11/01/22	1,842
6,000		2.480%, 12/01/22 - 02/01/23	5,591
7,345		2.490%, 10/01/17 - 11/01/22	6,977
3,425		2.500%, 12/01/22	3,200
2,000		2.531%, 06/01/19	2,014
6,220		2.542%, 02/01/23	5,829

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,975	2.552%, 09/01/22 - 11/01/22	2,772
5,500	2.583%, 04/01/23	5,028
5,160	2.593%, 10/01/22 - 06/01/23	4,858
14,000	2.604%, 10/01/22 - 05/01/23	13,040
11,854	2.614%, 10/01/22 - 12/01/22	11,162
8,320	2.650%, 08/01/22	7,820
3,000	2.670%, 07/01/22	2,829
10,848	2.686%, 06/01/22 - 10/01/22	10,337
2,957	2.690%, 10/01/17	3,064
5,000	2.707%, 10/01/17	5,163
1,991	2.728%, 04/01/23	1,875
2,000	2.738%, 03/01/23	1,895
5,883	2.759%, 07/01/22	5,641
5,850	2.779%, 07/01/22	5,615
5,241	2.800%, 03/01/18	5,441
2,928	2.831%, 05/01/22	2,831
6,837	2.841%, 03/01/22 - 07/01/22	6,810
7,000	2.852%, 06/01/22	6,780
10,969	2.883%, 06/01/22 - 07/01/22	10,619
5,250	2.924%, 07/01/22	5,092
8,346	2.955%, 05/01/22 - 08/01/22	8,105
2,383	2.970%, 11/01/18	2,465
9,030	2.996%, 05/01/22 - 09/01/22	8,797
6,931	3.000%, 01/01/43 - 08/01/43	6,567
3,918	3.038%, 05/01/22	3,833
6,895	3.063%, 09/01/17	7,205
3,000	3.079%, 06/01/22	2,903
2,508	3.089%, 02/01/22	2,480
3,000	3.100%, 05/01/22	2,948
4,909	3.120%, 05/01/22	4,824
12,838	3.131%, 12/01/21 - 01/01/22	12,722
3,500	3.141%, 12/01/18	3,632
2,450	3.182%, 05/01/22	2,421
7,919	3.193%, 01/01/22	7,893
2,000	3.203%, 05/01/22	1,979
13,500	3.213%, 07/01/18	14,110
8,725	3.224%, 01/01/22 - 05/01/22	8,670
2,618	3.230%, 11/01/20	2,666
1,948	3.234%, 01/01/22	1,940
9,426	3.244%, 02/01/22	9,318
2,000	3.290%, 10/01/20	2,046
3,845	3.306%, 02/01/22	3,829
5,125	3.348%, 01/01/22	5,142
1,983	3.379%, 11/01/20	2,018
2,961	3.389%, 10/01/20	3,032
4,085	3.461%, 11/01/20	4,189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,692	3.472%, 10/01/20	3,794
3,600	3.482%, 11/01/20	3,698
2,830	3.492%, 01/01/18	2,995
962	3.495%, 10/01/20	990
24,231	3.500%, 02/01/33 - 06/01/43	24,125
2,000	3.503%, 08/01/17	2,115
8,265	3.544%, 09/01/20 - 11/01/21	8,494
766	3.590%, 12/01/20	795
2,500	3.596%, 12/01/20	2,579
2,882	3.600%, 09/01/20	3,001
6,674	3.621%, 09/01/20	6,924
4,945	3.639%, 12/01/20	5,120
9,882	3.658%, 01/01/18 - 10/01/20	10,345
1,200	3.709%, 10/01/21	1,226
14,726	3.730%, 06/01/18 (m)	15,904
19,535	3.740%, 07/01/20 - 09/01/20 (m)	20,416
1,500	3.751%, 01/01/18	1,598
6,100	3.792%, 07/01/23	6,138
2,960	3.802%, 09/01/20	3,095
2,408	3.810%, 01/01/19	2,548
1,000	3.864%, 07/01/23	1,020
26,975	3.895%, 01/01/21 - 09/01/21	28,101
2,600	3.926%, 08/01/20	2,716
1,577	3.930%, 07/01/20	1,669
4,000	3.940%, 07/01/21	4,177
6,200	3.957%, 12/01/21	6,416
2,960	3.960%, 08/01/20	3,135
1,910	3.968%, 09/01/20	2,011
2,000	3.980%, 11/01/16	2,064
2,425	3.988%, 07/01/21	2,534
3,000	3.999%, 01/01/21	3,150
29,155	4.000%, 11/01/33 - 07/01/42	29,862
5,000	4.019%, 09/01/21	5,228
2,000	4.061%, 01/01/21	2,105
20,175	4.081%, 07/01/20 - 07/01/21 (m)	21,225
5,840	4.102%, 06/01/21 - 07/01/21	6,131
2,322	4.123%, 07/01/21	2,442
2,391	4.130%, 07/01/20	2,553
3,000	4.154%, 06/01/21	3,149
1,600	4.174%, 10/01/20	1,688
3,442	4.185%, 08/01/21	3,629
8,000	4.195%, 07/01/21	8,445
7,879	4.201%, 07/01/20	8,416
2,300	4.205%, 10/01/21	2,426
11,131	4.216%, 11/01/26	10,832
1,919	4.257%, 04/01/20	2,052

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,604	4.288%, 08/01/21	4,883
4,000	4.290%, 06/01/20	4,308
8,585	4.298%, 03/01/21 - 07/01/21	9,118
5,684	4.319%, 12/01/19	6,111
1,490	4.330%, 02/01/21	1,600
3,937	4.350%, 04/01/20	4,259
4,434	4.371%, 03/01/20	4,776
4,018	4.380%, 01/01/21 - 04/01/21	4,324
4,491	4.381%, 06/01/21	4,789
2,000	4.391%, 04/01/21	2,132
7,286	4.399%, 02/01/20	7,909
23,662	4.424%, 01/01/20 (m)	25,497
4,847	4.443%, 08/01/20 - 04/01/21	5,290
968	4.445%, 01/01/21	1,044
7,766	4.453%, 06/01/21	8,318
2,436	4.464%, 06/01/21	2,610
1,205	4.474%, 07/01/21	1,292
9,000	4.484%, 06/01/21	9,639
2,024	4.495%, 02/01/21	2,175
152	4.500%, 08/01/33	160
3,836	4.514%, 04/01/20	4,154
4,797	4.515%, 02/01/20	5,201
4,799	4.530%, 12/01/19	5,246
4,387	4.540%, 01/01/20	4,794
5,800	4.546%, 02/01/20	6,275
3,615	4.552%, 08/01/26	3,847
5,941	4.629%, 02/01/21 - 06/01/21	6,420
2,922	4.762%, 08/01/26	3,167
4,861	4.794%, 01/01/21	5,300
1,900	5.000%, 04/01/22 - 01/01/36	2,082
4,061	5.135%, 02/01/31	4,246
2,146	5.500%, 03/01/17 - 04/01/38	2,269
3,923	6.000%, 02/01/36 - 11/01/39	4,187
445	6.500%, 10/01/35 - 06/01/36	491
2,953	7.000%, 12/01/36 - 10/01/46	3,205
16	10.195%, 06/15/21	16
4	11.000%, 08/20/20	4
54	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	57
	Government National Mortgage Association II, 30 Year, Single Family,
995	5.500%, 09/20/39	1,090
11,270	6.000%, 09/20/38 - 08/20/39	12,351
2,444	6.500%, 10/20/33 - 01/20/39	2,719
20	7.500%, 02/20/28 - 09/20/28	24
29	8.000%, 06/20/26 - 10/20/27	35
16	8.500%, 03/20/25 - 05/20/25	19

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, Other,
3,146	4.433%, 05/20/63	3,406
2,012	4.462%, 05/20/63	2,170
3,029	4.479%, 04/20/63	3,286
438	6.000%, 11/20/38	457
863	6.500%, 09/20/34	947
	Government National Mortgage Association, 15 Year, Single Family,
201	6.000%, 06/15/18	214
37	7.000%, 09/15/14 - 10/15/16	39
35	7.500%, 11/15/17	38
59	8.000%, 01/15/16	61
	Government National Mortgage Association, 20 Year, Single Family,
459	6.500%, 08/15/22 - 11/15/23	505
50	7.000%, 08/15/23	57
	Government National Mortgage Association, 30 Year, Single Family,
84	6.375%, 08/15/26	93
2,708	6.500%, 10/15/27 - 04/15/33	3,075
2,251	7.000%, 09/15/31 - 03/15/37	2,632
64	7.500%, 11/15/22 - 01/15/33	69
9	8.000%, 09/15/22 - 04/15/28	10
13	9.000%, 02/15/30 - 01/15/31	13
653	9.500%, 10/15/24	743
5	11.000%, 01/15/21	5

	Total Mortgage Pass-Through Securities (Cost $1,367,824)	1,355,309

U.S. Treasury Obligations — 0.1%
	U.S. Treasury STRIPS,
700	05/15/19	628
500	08/15/20	427

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	05/15/21	826
200	08/15/28	118
500	02/15/29	288
650	11/15/30	347

	Total U.S. Treasury Obligations (Cost $2,475)	2,634

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
866	FiveTen Group Holdings Ltd., Revolving Loan, 4.250%, 04/14/14 (i)	862
9,307	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	9,261
1,138	Tricon Capital Group Inc., Revolving Loan,
	4.100%, 06/13/15 (i)	1,132

	Total Loan Assignments (Cost $11,311)	11,255

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
16,209	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $16,209)	16,209

	Total Investments — 100.2% (Cost $3,607,812)	3,645,948
	Liabilities in Excess of Other Assets — (0.2)%	(7,082)

	NET ASSETS — 100.0%	$3,638,866

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	229

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.4%
7,380	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	7,450
6,304	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.364%, 04/25/36	6,086
	Ally Auto Receivables Trust,
462	Series 2010-1, Class A4, 2.300%, 12/15/14	463
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	11,988
7,273	Series 2010-3, Class A4, 1.550%, 08/17/15	7,304
2,395	Series 2010-4, Class A4, 1.350%, 12/15/15	2,404
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,034
421	Series 2011-1, Class A3, 1.380%, 01/15/15	421
847	Series 2011-3, Class A3, 0.970%, 08/17/15	848
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,588
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,347
3,554	Series 2012-2, Class A3, 0.740%, 04/15/16	3,558
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,796
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,000
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,655
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,940
	American Credit Acceptance Receivables Trust,
1,063	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,070
10,085	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	10,110
4,189	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	4,185
4,641	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	4,633
4,253	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	4,253
	AmeriCredit Automobile Receivables Trust,
2,777	Series 2010-A, Class A3, 3.510%, 07/06/17	2,822

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,073	Series 2010-B, Class A3, 2.490%, 11/06/17	1,089
1,773	Series 2011-1, Class A3, 1.390%, 09/08/15	1,775
2,006	Series 2011-3, Class A3, 1.170%, 01/08/16	2,009
7,964	Series 2011-4, Class A3, 1.170%, 05/09/16	7,981
14,753	Series 2011-5, Class A3, 1.550%, 07/08/16	14,830
1,247	Series 2012-1, Class A2, 0.910%, 10/08/15	1,248
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,289
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,083
11,405	Series 2012-3, Class A3, 0.960%, 01/09/17	11,427
1,580	Series 2012-4, Class A3, 0.670%, 06/08/17	1,576
5,200	Series 2013-2, Class A2, 0.530%, 11/08/16	5,198
11,850	Series 2013-4, Class A2, 0.740%, 11/08/16	11,853
63	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.309%, 08/25/32	52
8,291	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	8,281
	Bank of America Auto Trust,
2,285	Series 2010-2, Class A4, 1.940%, 06/15/17	2,293
4,273	Series 2012-1, Class A3, 0.780%, 06/15/16	4,282
6,793	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	6,780
	Bear Stearns Asset-Backed Securities Trust,
646	Series 2003-SD2, Class 2A, VAR, 2.907%, 06/25/43	644
641	Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	596
3,111	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	3,115
2,659	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,615
16,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	16,628

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
7,896	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	7,880
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,000
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,076
	CarMax Auto Owner Trust,
3,347	Series 2010-1, Class A4, 2.400%, 04/15/15	3,364
319	Series 2010-2, Class A3, 1.410%, 02/16/15	319
27,905	Series 2010-3, Class A4, 1.410%, 02/16/16	28,055
930	Series 2011-1, Class A3, 1.290%, 09/15/15	932
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,036
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,750
9,144	Series 2012-1, Class A3, 0.890%, 09/15/16	9,170
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,042
4,117	Series 2012-3, Class A3, 0.520%, 07/17/17	4,097
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,141
5,392	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	5,387
4,622	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,796
2,353	CFC LLC, Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	2,346
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,591
6,978	Series 2012-A, Class A3, 0.940%, 05/15/17	6,993
2,729	Series 2012-B, Class A3, 0.860%, 09/15/17	2,734
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,378
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,421
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	9,731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	1,352
1,309	Series 2005-6, Class M1, VAR, 0.674%, 12/25/35	1,301
	CPS Auto Receivables Trust,
2,499	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,538
10,334	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	10,450
2,122	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	2,112
	CPS Auto Trust,
3,753	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	3,769
5,250	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	5,249
	Credit Acceptance Auto Loan Trust,
3,636	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,672
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,547
99	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	109
761	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.494%, 11/25/35	752
3,516	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	3,516
	Exeter Automobile Receivables Trust,
3,795	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	3,799
3,155	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	3,140
19	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	20
6,558	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	6,557
3,899	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 04/16/18 (e)	3,890
	Ford Credit Auto Owner Trust,
2,024	Series 2011-B, Class A3, 0.840%, 06/15/15	2,026
6,318	Series 2012-A, Class A3, 0.840%, 08/15/16	6,329
1,898	Series 2013-A, Class A3, 0.550%, 07/15/17	1,895
8,098	Series 2013-C, Class A3, 0.820%, 12/15/17	8,088

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	231

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
91	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.264%, 03/25/36	49
1,762	Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	1,765
	HLSS Servicer Advance Receivables Backed Notes,
6,952	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	6,956
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,151
7	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	7
	Honda Auto Receivables Owner Trust,
4,270	Series 2012-1, Class A3, 0.770%, 01/15/16	4,279
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,759
5,265	Series 2012-2, Class A3, 0.700%, 02/16/16	5,273
	HSBC Home Equity Loan Trust,
6,925	Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	6,838
8,112	Series 2005-2, Class M1, VAR, 0.644%, 01/20/35	8,016
3,764	Series 2005-2, Class M2, VAR, 0.674%, 01/20/35	3,587
	HSBC Home Equity Loan Trust USA,
5,653	Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	5,501
5,869	Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	5,747
6,246	Series 2006-3, Class A3F, SUB, 5.630%, 09/20/30	6,281
3,372	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	3,404
5,741	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	5,719
	Huntington Auto Trust,
9,608	Series 2012-1, Class A3, 0.810%, 09/15/16	9,624
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,860
17,111	Series 2012-2, Class A3, 0.510%, 04/17/17	17,042
	Hyundai Auto Receivables Trust,
521	Series 2010-B, Class A3, 0.970%, 04/15/15	521
24,640	Series 2010-B, Class A4, 1.630%, 03/15/17	24,921

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

517	Series 2011-A, Class A3, 1.160%, 04/15/15	517
702	Series 2011-B, Class A3, 1.040%, 09/15/15	704
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,438
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,459
6,440	Series 2012-B, Class A3, 0.620%, 09/15/16	6,449
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,786
8,462	Series 2013-A, Class A3, 0.560%, 07/17/17	8,438
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,899
	John Deere Owner Trust,
7,291	Series 2012-A, Class A3, 0.750%, 03/15/16	7,303
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,914
9,661	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	9,661
5,560	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	5,545
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,781
997	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,085
588	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.434%, 03/25/33	528
764	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.284%, 12/25/31	685
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,642
9,427	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	9,437
	Nissan Auto Receivables Owner Trust,
1,477	Series 2010-A, Class A4, 1.310%, 09/15/16	1,481
4,978	Series 2012-A, Class A3, 0.730%, 05/16/16	4,990
1,798	Series 2012-A, Class A4, 1.000%, 07/16/18	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
17,170	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	17,170
1,899	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,877
29	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	29
17,656	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	17,656
	Resort Finance Timeshare Receivables Trust,
354	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	354
3,702	Series 2012-2, 5.750%, 09/05/18 (i)	3,702
	Santander Drive Auto Receivables Trust,
604	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	605
7,758	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,845
79	Series 2011-1, Class A3, 1.280%, 01/15/15	79
1,097	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,098
3,588	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	3,613
1,837	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	1,845
1,148	Series 2012-1, Class A2, 1.250%, 04/15/15	1,149
1,687	Series 2012-2, Class A2, 0.910%, 05/15/15	1,688
18,652	Series 2012-2, Class A3, 1.220%, 12/15/15	18,702
1,668	Series 2012-3, Class A3, 1.080%, 04/15/16	1,672
1,255	Series 2012-5, Class A2, 0.570%, 12/15/15	1,254
2,400	Series 2012-5, Class A3, 0.830%, 12/15/16	2,398
4,178	Series 2012-6, Class A3, 0.620%, 07/15/16	4,177
6,995	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	6,977
3,700	Series 2013-3, Class A2, 0.550%, 09/15/16	3,698
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,902
	SNAAC Auto Receivables Trust,
1,798	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	1,804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,424	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,422
6,403	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	6,339
9,140	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,056
	Stanwich Mortgage Loan Co. LLC,
11,142	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	11,156
12,777	Series 2012-NPL5, Class A, 2.981%, 10/16/42 (e)	12,817
10,226	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	10,252
15,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	15,000
2,068	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	2,066
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	4,653
2,647	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	2,646
2,817	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	2,811
17,369	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	17,303
10,879	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	10,920
	World Omni Auto Receivables Trust,
4,650	Series 2010-A, Class A4, 2.210%, 05/15/15	4,664
5,558	Series 2012-A, Class A3, 0.640%, 02/15/17	5,556
4,750	Series 2012-A, Class A4, 0.850%, 08/15/18	4,726
3,598	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	3,599

	Total Asset-Backed Securities (Cost $861,047)	867,075

Collateralized Mortgage Obligations — 8.5%
	Agency CMO — 7.0%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
918	Series 31, Class Z, 8.000%, 04/25/24	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
135		Series 56, Class Z, 7.500%, 09/20/26	157
		Federal Home Loan Mortgage Corp. REMIC,
7		Series 2, Class Z, 9.300%, 03/15/19	8
5		Series 12, Class A, 9.250%, 11/15/19	5
12		Series 16, Class D, 10.000%, 10/15/19	13
21		Series 17, Class I, 9.900%, 10/15/19	24
35		Series 23, Class F, 9.600%, 04/15/20	39
13		Series 26, Class F, 9.500%, 02/15/20	15
2		Series 81, Class A, 8.125%, 11/15/20	3
14		Series 85, Class C, 8.600%, 01/15/21	16
10		Series 99, Class Z, 9.500%, 01/15/21	11
2		Series 159, Class H, 4.500%, 09/15/21	3
4		Series 189, Class D, 6.500%, 10/15/21	4
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
3		Series 1053, Class G, 7.000%, 03/15/21	3
7		Series 1056, Class KZ, 6.500%, 03/15/21	8
4		Series 1074, Class H, 8.500%, 05/15/21	4
14		Series 1082, Class C, 9.000%, 05/15/21	15
5		Series 1087, Class I, 8.500%, 06/15/21	5
19		Series 1125, Class Z, 8.250%, 08/15/21	21
17		Series 1142, Class IA, 7.000%, 10/15/21	19
2		Series 1169, Class G, 7.000%, 11/15/21	2
30		Series 1343, Class LA, 8.000%, 08/15/22	36
6		Series 1424, Class F, VAR, 1.504%, 11/15/22	6
151		Series 1480, Class LZ, 7.500%, 03/15/23	170
393		Series 1560, Class Z, 7.000%, 08/15/23	438
3		Series 1641, Class FA, VAR, 1.134%, 12/15/13	3
107		Series 1754, Class Z, 8.500%, 09/15/24	124
287		Series 1779, Class Z, 8.500%, 04/15/25	338
5		Series 1807, Class G, 9.000%, 10/15/20	6
636		Series 1888, Class Z, 7.000%, 08/15/26	713
512		Series 2358, Class PD, 6.000%, 09/15/16	541
665		Series 2363, Class PF, 6.000%, 09/15/16	701
322		Series 2390, Class CH, 5.500%, 12/15/16	339
840		Series 2418, Class MF, 6.000%, 02/15/22	915
152		Series 2425, Class JH, 6.000%, 03/15/17	162
591		Series 2453, Class BD, 6.000%, 05/15/17	631
383		Series 2458, Class OE, 6.000%, 06/15/17	407
257		Series 2496, Class BK, 5.500%, 09/15/17	274
201		Series 2503, Class TG, 5.500%, 09/15/17	215
218		Series 2508, Class AQ, 5.500%, 10/15/17	234
888		Series 2513, Class DB, 5.000%, 10/15/17	936

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,543	Series 2542, Class ES, 5.000%, 12/15/17	2,714
2,353	Series 2546, Class C, 5.000%, 12/15/17	2,493
19	Series 2575, Class KA, 5.000%, 11/15/17	19
1,616	Series 2600, Class MD, 5.500%, 06/15/32	1,643
909	Series 2635, Class MS, IF, IO, 7.566%, 02/15/18	50
3,949	Series 2638, Class JG, 5.000%, 02/15/33	4,228
3,249	Series 2638, Class MH, 5.000%, 04/15/32	3,314
446	Series 2641, Class KJ, 4.000%, 01/15/18	451
195	Series 2643, Class ME, 3.500%, 03/15/18	201
8,441	Series 2682, Class JG, 4.500%, 10/15/23	9,125
516	Series 2692, Class QD, 5.000%, 12/15/22	535
6,700	Series 2707, Class PE, 5.000%, 11/15/18	7,163
5,552	Series 2707, Class XE, 5.000%, 12/15/22	5,681
24,590	Series 2750, Class DE, 4.500%, 02/15/19	26,207
3,022	Series 2761, Class CB, 4.000%, 03/15/19	3,208
2,275	Series 2773, Class OB, 5.000%, 02/15/19	2,394
257	Series 2825, Class VP, 5.500%, 06/15/15	260
739	Series 2836, Class PX, 4.000%, 05/15/18	746
13,474	Series 2843, Class BC, 5.000%, 08/15/19	14,635
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,018
236	Series 2875, Class HA, 4.000%, 11/15/18	238
142	Series 2924, Class DA, 4.500%, 02/15/19	142
2,463	Series 2976, Class HZ, 4.500%, 05/15/35	2,576
5,975	Series 2988, Class TY, 5.500%, 06/15/25	6,428
8,943	Series 2989, Class MU, IF, IO, 6.816%, 07/15/34	1,651
11,666	Series 2989, Class TG, 5.000%, 06/15/25	12,736
876	Series 2995, Class FT, VAR, 0.434%, 05/15/29	875
29	Series 3001, Class YN, 4.500%, 06/15/33	30
1,798	Series 3002, Class BN, 5.000%, 07/15/35	1,954
6,344	Series 3005, Class ED, 5.000%, 07/15/25	6,965
273	Series 3005, Class PV, IF, 12.439%, 10/15/33	319
98	Series 3047, Class OB, 5.500%, 12/15/33	100
3,526	Series 3305, Class IW, IF, IO, 6.266%, 04/15/37	704
31,426	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,347
5,011	Series 3429, Class S, IF, IO, 6.636%, 03/15/38	680
2,880	Series 3546, Class A, VAR, 2.615%, 02/15/39	2,963
6,871	Series 3562, Class KA, 4.000%, 11/15/22	7,035
1,699	Series 3564, Class JA, 4.000%, 01/15/18	1,783

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,888	Series 3572, Class JS, IF, IO, 6.616%, 09/15/39	763
11,916	Series 3609, Class SA, IF, IO, 6.156%, 12/15/39	2,275
8,571	Series 3657, Class NK, 4.000%, 08/15/27	8,738
36,433	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,448
8,106	Series 3784, Class S, IF, IO, 6.416%, 07/15/23	1,185
15,816	Series 3855, Class AM, 6.500%, 11/15/36	17,823
12,562	Series 3977, Class AB, 3.000%, 09/15/29	13,005
23,378	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,491
32,439	Series 4229, Class MA, 3.500%, 05/15/41	33,765
	Federal National Mortgage Association - ACES,
8,528	Series 2011-M2, Class A1, 2.019%, 07/25/21	8,704
28,949	Series 2012-M8, Class A1, 1.166%, 12/25/19	28,849
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association REMIC,
9	Series 1988-7, Class Z, 9.250%, 04/25/18	10
11	Series 1988-13, Class C, 9.300%, 05/25/18	12
8	Series 1988-15, Class A, 9.000%, 06/25/18	9
8	Series 1988-16, Class B, 9.500%, 06/25/18	9
7	Series 1989-2, Class D, 8.800%, 01/25/19	8
22	Series 1989-27, Class Y, 6.900%, 06/25/19	24
7	Series 1989-54, Class E, 8.400%, 08/25/19	7
6	Series 1989-66, Class J, 7.000%, 09/25/19	7
4	Series 1989-70, Class G, 8.000%, 10/25/19	4
76	Series 1989-72, Class E, 9.350%, 10/25/19	87
9	Series 1989-89, Class H, 9.000%, 11/25/19	11
4	Series 1989-96, Class H, 9.000%, 12/25/19	4
7	Series 1990-7, Class B, 8.500%, 01/25/20	8
5	Series 1990-12, Class G, 4.500%, 02/25/20	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
77	Series 1990-19, Class G, 9.750%, 02/25/20	84
24	Series 1990-58, Class J, 7.000%, 05/25/20	27
23	Series 1990-61, Class H, 7.000%, 06/25/20	25
11	Series 1990-106, Class J, 8.500%, 09/25/20	13
6	Series 1990-109, Class J, 7.000%, 09/25/20	6
13	Series 1990-111, Class Z, 8.750%, 09/25/20	14
6	Series 1990-117, Class E, 8.950%, 10/25/20	7
8	Series 1990-123, Class G, 7.000%, 10/25/20	9
7	Series 1990-132, Class Z, 7.000%, 11/25/20	9
163	Series 1990-137, Class X, 9.000%, 12/25/20	186
3	Series 1991-53, Class J, 7.000%, 05/25/21	3
11	Series 1991-130, Class C, 9.000%, 09/25/21	12
1	Series 1992-96, Class B, PO, 05/25/22	1
1,467	Series 1992-131, Class KB, 8.000%, 08/25/22	1,672
1,235	Series 1992-185, Class L, 8.000%, 10/25/22	1,445
4	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	5
34	Series 1993-235, Class G, PO, 09/25/23	32
2,388	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,614
4,108	Series 1994-43, Class PK, 6.350%, 02/25/24	4,466
3,416	Series 1999-6, Class PB, 6.000%, 03/25/19	3,717
13,723	Series 2001-81, Class HE, 6.500%, 01/25/32	15,225
649	Series 2002-2, Class MG, 6.000%, 02/25/17	689
323	Series 2002-3, Class OG, 6.000%, 02/25/17	341
599	Series 2002-28, Class LD, 6.000%, 05/25/17	633
325	Series 2002-58, Class HC, 5.500%, 09/25/17	343

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
673	Series 2002-59, Class UC, 5.500%, 09/25/17	711
208	Series 2002-63, Class KC, 5.000%, 10/25/17	221
12,918	Series 2002-64, Class PG, 5.500%, 10/25/32	14,295
82	Series 2003-5, Class SE, IF, IO, 7.466%, 08/25/22	—	(h)
999	Series 2003-16, Class LJ, 5.000%, 03/25/18	1,068
9,108	Series 2003-24, Class PD, 5.000%, 04/25/18	9,743
1,113	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	219
1,581	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	311
2,229	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	177
1,597	Series 2003-89, Class DC, 5.000%, 12/25/32	1,656
1,580	Series 2003-92, Class HP, 4.500%, 09/25/18	1,687
1,938	Series 2003-129, Class ME, 5.000%, 08/25/23	2,058
3,993	Series 2004-53, Class P, 5.500%, 07/25/33	4,139
3,893	Series 2004-60, Class PA, 5.500%, 04/25/34	4,247
176	Series 2004-65, Class EJ, 5.000%, 05/25/23	176
862	Series 2004-72, Class F, VAR, 0.684%, 09/25/34	871
177	Series 2004-101, Class AR, 5.500%, 01/25/35	197
8,529	Series 2005-19, Class PA, 5.500%, 07/25/34	9,436
1,307	Series 2005-29, Class QD, 5.000%, 08/25/33	1,342
2,928	Series 2005-38, Class FK, VAR, 0.484%, 05/25/35	2,936
243	Series 2005-84, Class MB, 5.750%, 10/25/35	270
19,429	Series 2005-87, Class PE, 5.000%, 12/25/33	19,942
7,871	Series 2005-100, Class GC, 5.000%, 12/25/34	8,094
9,688	Series 2006-4, Class PB, 6.000%, 09/25/35	10,836

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
841		Series 2006-58, Class ST, IF, IO, 6.966%, 07/25/36	229
451		Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	449
941		Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	137
9,121		Series 2007-33, Class MS, IF, IO, 6.406%, 04/25/37	1,406
1,749		Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	1,759
—	(h)	Series 2007-76, Class DB, 6.000%, 05/25/33	—	(h)
9,442		Series 2007-85, Class SH, IF, IO, 6.316%, 09/25/37	1,190
5,288		Series 2007-95, Class A1, VAR, 0.434%, 08/27/36	5,286
1,882		Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	2,097
1,726		Series 2008-18, Class SE, IF, IO, 6.086%, 03/25/38	212
665		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	85
1,721		Series 2008-77, Class VA, 6.000%, 07/25/19	1,798
3,773		Series 2008-81, Class KA, 5.000%, 10/25/22	3,888
4,068		Series 2008-93, Class AM, 5.500%, 06/25/37	4,353
10,568		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	732
7,457		Series 2009-15, Class AC, 5.500%, 03/25/29	8,183
4,718		Series 2009-29, Class LA, VAR, 2.646%, 05/25/39	4,342
4,307		Series 2009-62, Class HJ, 6.000%, 05/25/39	4,737
21,416		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	1,531
7,379		Series 2009-108, Class VN, 5.000%, 09/25/39	7,689
27,289		Series 2009-112, Class SW, IF, IO, 6.066%, 01/25/40	3,173
7,170		Series 2010-19, Class VA, 5.000%, 02/25/21	7,384
4,910		Series 2010-28, Class NK, 5.000%, 10/25/38	5,186
3,758		Series 2010-58, Class MA, 5.500%, 12/25/38	4,030

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,868	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	548
10,438	Series 2010-64, Class DM, 5.000%, 06/25/40	11,550
3,605	Series 2010-64, Class EH, 5.000%, 10/25/35	3,754
13,798	Series 2010-111, Class AE, 5.500%, 04/25/38	14,993
37,124	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	4,421
4,951	Series 2011-36, Class PA, 4.000%, 02/25/39	5,107
20,033	Series 2011-42, Class DE, 3.250%, 11/25/28	20,661
53,923	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	7,284
9,306	Series 2013-1, Class BA, 3.000%, 02/25/40	9,230
5,663	Series 2013-55, Class BA, 3.000%, 06/25/37	5,707
27,652	Series 2013-83, Class CA, 3.500%, 10/25/37	28,472
15,850	Series 2013-90, Class DK, 3.500%, 12/25/31	16,375
5,750	Series 2013-96, Class CA, 4.000%, 04/25/41	6,066
15,750	Series 2013-96, Class YA, 3.500%, 09/25/38	16,050
20,000	Series 2013-96, Class YA, 3.500%, 09/25/38	20,688
10	Series G-11, Class Z, 8.500%, 05/25/21	12
3	Series G-22, Class ZT, 8.000%, 12/25/16	3
583	Series G92-19, Class M, 8.500%, 04/25/22	676
21	Series G92-35, Class E, 7.500%, 07/25/22	23
657	Series G92-35, Class EA, 8.000%, 07/25/22	731
9	Series G92-40, Class ZC, 7.000%, 07/25/22	10
61	Series G92-44, Class ZQ, 8.000%, 07/25/22	67
21	Series G92-54, Class ZQ, 7.500%, 09/25/22	23
3,364	Series G92-64, Class J, 8.000%, 11/25/22	3,920
1,395	Series G92-66, Class K, 8.000%, 12/25/22	1,583
1,234	Series G94-6, Class PJ, 8.000%, 05/17/24	1,428
	Federal National Mortgage Association STRIPS,
28	Series 108, Class 1, PO, 03/25/20	28

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,012	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	216
990	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	238
903	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	68
2,137	Series 334, Class 9, IO, 6.000%, 03/01/33	436
5,239	Series 343, Class 21, IO, 4.000%, 09/01/18	341
1,791	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	134
1,126	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	104
817	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	149
824	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	151
984	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	181
619	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	92
2,137	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	427
3,614	Series 394, Class C3, IO, 6.500%, 09/25/38	566
9,643	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.444%, 11/25/46	9,643
	Government National Mortgage Association,
8,915	Series 2004-32, Class VH, 5.000%, 04/20/22	9,085
1,204	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	217
16,420	Series 2006-23, Class S, IF, IO, 6.316%, 01/20/36	1,976
29,700	Series 2006-26, Class S, IF, IO, 6.316%, 06/20/36	4,805
17,743	Series 2007-16, Class KU, IF, IO, 6.466%, 04/20/37	3,153
5,659	Series 2008-75, Class SP, IF, IO, 7.286%, 08/20/38	940
7,833	Series 2009-14, Class KS, IF, IO, 6.116%, 03/20/39	1,113
2,203	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	412
18,894	Series 2009-14, Class SA, IF, IO, 5.896%, 03/20/39	2,902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,153
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,152
20,984	Series 2009-106, Class XL, IF, IO, 6.566%, 06/20/37	3,059
1,877	Series 2010-14, Class QP, 6.000%, 12/20/39	2,049
12,961	Series 2011-48, Class QA, 5.000%, 08/16/39	13,655
21,012	Series 2012-84, Class AB, 5.000%, 07/16/33	22,052
22,215	Series 2012-96, Class WP, 6.500%, 08/16/42	25,713
6,029	Series 2013-88, Class WA, VAR, 4.983%, 06/20/30	6,545
29,671	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	29,476
	NCUA Guaranteed Notes Trust,
15,584	Series 2010-R3, Class 1A, VAR, 0.746%, 12/08/20	15,779
7,299	Series 2010-R3, Class 3A, 2.400%, 12/08/20	7,281
11	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	12

		822,255

	Non-Agency CMO — 1.5%
637	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	648
128	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	135
	Banc of America Mortgage Trust,
2,416	Series 2004-4, Class 4A1, 4.750%, 05/25/19	2,487
3,155	Series 2004-5, Class 4A1, 4.750%, 06/25/19	3,269
5,116	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,280
	BCAP LLC Trust,
3,672	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	3,695
877	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	883
1,529	Series 2010-RR10, Class 4A5, VAR, 1.690%, 09/27/37 (e)	1,529
1,152	Series 2010-RR4, Class 5A7, VAR, 0.504%, 05/26/37 (e)	1,141

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
789	Series 2010-RR6, Class 23A7, VAR, 0.394%, 06/26/37 (e)	787
4,130	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	4,279
8,312	Series 2010-RR9, Class 1A3, VAR, 2.723%, 08/28/37 (e)	8,380
3,722	Series 2011-RR2, Class 3A3, VAR, 2.837%, 11/21/35 (e)	3,726
199	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	197
7,187	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	7,074
681	Chase Mortgage Finance Trust, Series 2003-S13, Class A2, 5.000%, 11/25/33	712
	CHL Mortgage Pass-Through Trust,
1,641	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	1,685
507	Series 2004-8, Class 2A1, 4.500%, 06/25/19	523
974	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,016
	Citigroup Mortgage Loan Trust,
5,679	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	5,756
11,207	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	11,475
	Citigroup Mortgage Loan Trust, Inc.,
716	Series 2003-UP3, Class A1, 7.000%, 09/25/33	740
1,872	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	1,850
	Credit Suisse First Boston Mortgage Securities Corp.,
470	Series 2003-17, Class 2A6, 3.500%, 07/25/18	472
1,325	Series 2003-23, Class 8A1, 5.000%, 09/25/18	1,355
2,030	Series 2004-8, Class 6A1, 4.500%, 12/25/19	2,070
	CSMC,
3,115	Series 2010-1R, Class 9A1, VAR, 2.971%, 06/27/37 (e)	3,160
2,568	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	2,559
854	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.302%, 12/25/14	852

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Mortgage Pass-Through Trust,
1,906	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,957
1,866	Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,883
4,643	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	4,665
9,787	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/25/53 (e) (i)	9,491
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.544%, 02/25/35	2,728
	JP Morgan Mortgage Trust,
4,573	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	4,641
5,600	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	5,509
6	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	7
	MASTR Alternative Loan Trust,
185	Series 2004-8, Class 6A1, 5.500%, 09/25/19	193
2,550	Series 2004-8, Class 7A1, 5.000%, 09/25/19	2,600
	MASTR Asset Securitization Trust,
537	Series 2002-7, Class 1A1, 5.500%, 11/25/17	555
1,383	Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,394
703	Series 2003-11, Class 10A1, 5.000%, 12/25/18	726
1,931	Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,956
3	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	3
235	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	241
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
1,188	Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	1,174
298	Series 2005-AR2, Class 3A1, VAR, 0.434%, 05/25/35	294
2,252	Series 2005-AR6, Class 4A1, VAR, 0.444%, 12/25/35	1,081

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	2
3,073	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	3,080
1,138	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	1,146
58	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	59
4,962	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	4,977
	Springleaf Mortgage Loan Trust,
8,875	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	8,988
5,495	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	5,443
3,528	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,465
3,187	Vericrest Opportunity Loan Transferee, Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	3,193
3,871	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	3,975
8,164	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	8,180
	Wells Fargo Mortgage-Backed Securities Trust,
1,628	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	1,628
26	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	26
4,316	Series 2003-M, Class A1, VAR, 4.687%, 12/25/33	4,321
1,679	Series 2004-EE, Class 2A2, VAR, 2.623%, 12/25/34	1,679
2,198	Series 2004-EE, Class 3A2, VAR, 2.853%, 12/25/34	2,195
2,877	Series 2004-O, Class A1, VAR, 4.949%, 08/25/34	2,913
3,374	Series 2005-1, Class 1A1, 4.750%, 01/25/20	3,510
3,099	Series 2005-13, Class A1, 5.000%, 11/25/20	3,180

		180,793

	Total Collateralized Mortgage Obligations (Cost $1,001,093)	1,003,048

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 5.7%
	A10 Securitization LLC,
5,910	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	5,963
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,672
	Banc of America Commercial Mortgage Trust,
15,894	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,416
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,515
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,814
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.798%, 06/10/39	6,755
4,355	Series 2005-6, Class B, VAR, 5.358%, 09/10/47	4,597
	Bear Stearns Commercial Mortgage Securities Trust,
21,841	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	22,346
2,817	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,954
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	10,417
	COBALT CMBS Commercial Mortgage Trust,
12,605	Series 2006-C1, Class A4, 5.223%, 08/15/48	13,581
19,897	Series 2006-C1, Class AM, 5.254%, 08/15/48	20,645
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,672
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,289
6,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	6,023
17,785	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.056%, 07/10/38	19,527
15,315	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	16,563
8,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class D, VAR, 4.956%, 01/16/37 (e)	8,092
	DBRR Trust,
4,896	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	4,904

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,777	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	25,773
7,996	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,988
13,996	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	13,996
1,730	DLJ Commercial Mortgage Pass-Through Certificates, Series 1999-CG1, Class B5, 5.750%, 03/10/32 (e)	1,746
4,408	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,548
16,968	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	17,062
7,729	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	7,943
25,991	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	26,559
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,879
423	JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class A1, 4.475%, 07/15/41	423
	JP Morgan Chase Commercial Mortgage Securities Corp.,
12,569	Series 2004-C2, Class A3, VAR, 5.383%, 05/15/41	12,779
4,840	Series 2005-LDP5, Class B, VAR, 5.522%, 12/15/44	4,997
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,115
10,655	Series 2006-LDP7, Class A4, VAR, 6.056%, 04/15/45	11,680
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,278
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,053
17,240	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	17,949
	LB-UBS Commercial Mortgage Trust,
7,227	Series 2004-C2, Class A4, 4.367%, 03/15/36	7,312
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	5,039

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,784
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,150
11,707	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,821
5,000	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	5,474
4,794	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	5,256
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.872%, 05/12/39	5,277
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,834
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,615
	Morgan Stanley Re-REMIC Trust,
17	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	17
8,151	Series 2010-HQ4B, Class A7A, 4.970%, 04/18/40 (e)	8,321
5,509	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	5,517
18,097	Series 2012-IO, Class AXA, 1.000%, 03/29/51 (e)	17,938
14,911	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	15,038
	NCUA Guaranteed Notes Trust,
20,327	Series 2010-C1, Class A1, 1.600%, 10/29/20	20,470
2,231	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,289
12,641	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	12,622
6,594	N-Star Real Estate CDO Ltd., Series 2013-1A, Class A, 0.000%, 07/25/29 (e)	6,600
6,289	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	6,289
	TIAA CMBS I Trust,
4,273	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	4,332
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,169
11,524	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	11,915
	Wachovia Bank Commercial Mortgage Trust,
8,018	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15,411	Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	16,481
20,957	Series 2005-C22, Class AM, VAR, 5.515%, 12/15/44	22,262
12,292	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	12,299
8,842	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	8,949

	Total Commercial Mortgage-Backed Securities (Cost $681,348)	668,706

Corporate Bonds — 18.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,654
1,500	2.600%, 12/01/16	1,544

		4,198

	Automobiles — 0.2%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,092
3,250	1.450%, 08/01/16 (e)	3,238
3,365	1.650%, 04/10/15 (e)	3,394
3,350	2.300%, 01/09/15 (e)	3,403
385	2.625%, 09/15/16 (e)	395
10,009	6.500%, 11/15/13	10,121

		21,643

	Media — 0.7%
1,500	CBS Corp., 1.950%, 07/01/17	1,488
	Comcast Corp.,
675	4.950%, 06/15/16	743
1,935	5.300%, 01/15/14	1,967
1,685	5.850%, 11/15/15	1,864
1,370	5.900%, 03/15/16	1,533
416	6.500%, 01/15/17	482
	COX Communications, Inc.,
1,988	5.450%, 12/15/14	2,095
505	5.500%, 10/01/15	546
1,190	5.875%, 12/01/16 (e)	1,338
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,530
4,030	2.400%, 03/15/17	4,003
2,832	3.125%, 02/15/16	2,916
1,813	3.500%, 03/01/16	1,883

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,262
	NBCUniversal Media LLC,
710	2.100%, 04/01/14	717
10,625	2.875%, 04/01/16	11,100
	News America, Inc.,
360	5.300%, 12/15/14	380
1,495	7.600%, 10/11/15	1,683
315	8.000%, 10/17/16	375
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,561
	Thomson Reuters Corp., (Canada),
4,455	0.875%, 05/23/16	4,424
2,935	5.700%, 10/01/14	3,083
6,785	Time Warner Cable, Inc., 5.850%, 05/01/17	7,385
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,391
1,530	5.875%, 11/15/16	1,731
	Viacom, Inc.,
3,610	1.250%, 02/27/15	3,620
4,700	2.500%, 12/15/16	4,796
653	2.500%, 09/01/18	646
2,910	Walt Disney Co. (The), Series E, 0.875%, 12/01/14	2,929

		79,471

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	402
851	5.900%, 12/01/16	960
1,485	7.450%, 07/15/17	1,756
1,090	7.875%, 07/15/15	1,223

		4,341

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	517
2,555	Home Depot, Inc. (The), 5.250%, 12/16/13	2,589
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,863
105	5.000%, 10/15/15	114

		6,083

	Total Consumer Discretionary	115,736

	Consumer Staples — 0.7%
	Beverages — 0.3%
5,847	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	6,512

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,321
1,550	1.250%, 01/17/18	1,506
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	756
1,420	1.500%, 07/14/14	1,434
1,371	5.375%, 11/15/14 (e)	1,447
3,400	Beam, Inc., 1.875%, 05/15/17	3,394
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,411
1,773	1.800%, 09/01/16	1,811
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	457
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,854
400	5.300%, 10/28/15	438
1,525	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,580
3,130	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,038
	PepsiCo, Inc.,
2,250	0.700%, 02/26/16	2,233
1,300	0.800%, 08/25/14	1,304
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,281
230	2.450%, 01/15/17 (e)	234
	SABMiller plc, (United Kingdom),
1,000	5.700%, 01/15/14 (e)	1,018
3,069	6.500%, 07/01/16 (e)	3,491

		40,520

	Food & Staples Retailing — 0.1%
2,080	CVS Caremark Corp., 3.250%, 05/18/15	2,162
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,857
890	3.900%, 10/01/15	940
1,200	4.950%, 01/15/15	1,261
3,055	Walgreen Co., 1.800%, 09/15/17	3,032
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,956

		12,208

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,495	4.100%, 03/15/16	2,626
500	5.100%, 07/15/15	533
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	Cargill, Inc.,
1,555	1.900%, 03/01/17 (e)	1,555
1,385	5.000%, 11/15/13 (e)	1,396
	ConAgra Foods, Inc.,
1,450	1.300%, 01/25/16	1,460
1,529	1.350%, 09/10/15	1,537
	General Mills, Inc.,
1,190	0.875%, 01/29/16	1,181
185	1.550%, 05/16/14	186
	Kellogg Co.,
729	1.750%, 05/17/17	727
3,095	1.875%, 11/17/16	3,136
3,265	4.450%, 05/30/16	3,526
980	Kraft Foods Group, Inc., 2.250%, 06/05/17	993
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	922
	Mondelez International, Inc.,
1,900	4.125%, 02/09/16	2,022
1,500	5.250%, 10/01/13	1,506
330	6.500%, 08/11/17	382
965	6.750%, 02/19/14	992
2,220	Nabisco, Inc., 7.550%, 06/15/15	2,468
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,386

		31,375

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	449

	Total Consumer Staples	84,552

	Energy — 1.2%
	Energy Equipment & Services — 0.2%
737	Cameron International Corp., 1.600%, 04/30/15	741
8,168	Halliburton Co., 1.000%, 08/01/16	8,132
3,200	Nabors Industries, Inc., 6.150%, 02/15/18	3,545
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	877
2,795	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	2,801
1,440	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,398
	Transocean, Inc., (Cayman Islands),
500	2.500%, 10/15/17	495
650	4.950%, 11/15/15	698
2,980	5.050%, 12/15/16	3,259
1,300	6.000%, 03/15/18	1,448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,626

		25,020

	Oil, Gas & Consumable Fuels — 1.0%
	Anadarko Petroleum Corp.,
960	5.750%, 06/15/14	995
5,529	5.950%, 09/15/16	6,201
2,000	7.625%, 03/15/14	2,071
	Apache Corp.,
1,980	1.750%, 04/15/17	1,983
1,030	5.625%, 01/15/17	1,159
590	Apache Finance Canada Corp., (Canada), 4.375%, 05/15/15	627
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,866
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,099
957	1.375%, 11/06/17	932
2,935	1.846%, 05/05/17	2,936
4,605	2.248%, 11/01/16	4,707
4,040	3.200%, 03/11/16	4,241
1,870	3.625%, 05/08/14	1,912
4,975	3.875%, 03/10/15	5,214
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,297
3,660	4.900%, 12/01/14	3,836
1,280	5.700%, 05/15/17	1,440
965	6.000%, 08/15/16	1,091
4,289	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	4,455
791	Chevron Corp., 1.104%, 12/05/17	769
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,351
	Devon Energy Corp.,
2,536	1.875%, 05/15/17	2,502
4,225	2.400%, 07/15/16	4,327
4,376	Enterprise Products Operating LLC, Series L, 6.300%, 09/15/17	5,046
1,662	EOG Resources, Inc., 2.500%, 02/01/16	1,719
	Marathon Oil Corp.,
4,103	0.900%, 11/01/15	4,092
1,195	6.000%, 10/01/17	1,369
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	355
1,075	1.750%, 02/15/17	1,075
4,766	PC Financial Partnership, 5.000%, 11/15/14	4,987

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
7,542	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	7,545
1,300	Petrobras International Finance Co. - Pifco, (Cayman Islands), 3.875%, 01/27/16	1,334
2,091	Phillips 66, 2.950%, 05/01/17	2,155
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,328
1,000	6.200%, 04/15/18	1,135
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	240
1,379	3.125%, 08/17/17	1,453
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,601
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	286
2,055	1.000%, 08/12/16	2,052
924	1.500%, 02/17/17	922
716	1.550%, 06/28/17	710
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,373
	TransCanada PipeLines Ltd., (Canada),
400	3.400%, 06/01/15	418
249	7.690%, 06/30/16	287
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,359

		109,852

	Total Energy	134,872

	Financials — 10.3%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,321
1,961	1.200%, 02/20/15	1,975
2,113	2.300%, 07/28/16	2,177
6,277	2.500%, 01/15/16	6,477
3,430	2.950%, 06/18/15	3,562
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,153
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,259
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,821
8,114	5.500%, 05/01/14	8,380
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,383
12,188	5.125%, 08/15/15	13,173
395	5.850%, 08/16/16	444
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,411

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
5,560	3.875%, 08/18/14	5,723
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,994
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	730
13,546	3.300%, 05/03/15	14,021
17,355	3.625%, 02/07/16	18,179
14,915	3.700%, 08/01/15	15,585
11,765	5.150%, 01/15/14	11,959
2,516	5.350%, 01/15/16	2,733
3,000	5.500%, 11/15/14	3,159
5,390	5.950%, 01/18/18	6,030
2,500	6.150%, 04/01/18	2,826
3,797	6.250%, 09/01/17	4,290
	ING Bank N.V., (Netherlands),
3,572	2.000%, 09/25/15 (e)	3,614
3,000	3.750%, 03/07/17 (e)	3,118
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,666
2,050	5.875%, 06/08/14	2,125
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,665
3,303	5.000%, 02/22/17 (e)	3,565
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,778
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,237
	Merrill Lynch & Co., Inc.,
968	Series C, 5.000%, 01/15/15	1,018
4,750	Series B, 5.300%, 09/30/15	5,120
4,591	5.450%, 07/15/14	4,776
4,105	6.400%, 08/28/17	4,681
5,746	6.875%, 04/25/18	6,682
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,071
1,936	2.875%, 07/28/14	1,966
6,250	4.100%, 01/26/15	6,480
13,242	4.200%, 11/20/14	13,742
915	4.750%, 04/01/14	934
5,040	4.750%, 03/22/17	5,407
2,500	5.375%, 10/15/15	2,692
1,270	5.550%, 04/27/17	1,398
1,075	5.750%, 10/18/16	1,193
7,370	5.950%, 12/28/17	8,250
13,150	6.000%, 05/13/14	13,565
8,780	6.000%, 04/28/15	9,420

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,454
8,505	5.000%, 03/04/15	8,938
	State Street Corp.,
920	1.350%, 05/15/18	887
2,015	5.375%, 04/30/17	2,255
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,669
	UBS AG, (Switzerland),
250	2.250%, 01/28/14	252
5,299	3.875%, 01/15/15	5,521
3,126	5.750%, 04/25/18	3,589

		318,493

	Commercial Banks — 3.0%
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,378
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,966
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,779
2,800	Reg. S., 3.250%, 03/01/16	2,931
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,317
6,034	1.300%, 10/31/14 (e)	6,095
	Bank of Nova Scotia, (Canada),
325	0.750%, 10/09/15	324
1,390	1.375%, 12/18/17	1,350
5,236	1.650%, 10/29/15 (e)	5,335
1,645	2.050%, 10/07/15	1,684
230	2.550%, 01/12/17	236
5,300	3.400%, 01/22/15	5,497
3,905	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	4,059
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,284
5,250	2.750%, 02/23/15	5,383
1,250	5.000%, 09/22/16	1,375
	BB&T Corp.,
673	1.450%, 01/12/18	652
840	1.600%, 08/15/17	826
900	2.050%, 04/28/14	908
2,230	2.150%, 03/22/17	2,240
10,565	3.200%, 03/15/16	11,040
1,535	3.375%, 09/25/13	1,538

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
312	3.950%, 04/29/16	333
1,878	5.200%, 12/23/15	2,043
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,402
3,000	2.600%, 07/02/15 (e)	3,104
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,038
2,040	Comerica, Inc., 3.000%, 09/16/15	2,122
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,351
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,517
7,251	Fifth Third Bancorp, 3.625%, 01/25/16	7,624
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,298
2,836	1.625%, 07/07/14 (e)	2,858
1,350	2.000%, 01/19/14 (e)	1,358
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,806
	KeyBank N.A.,
1,560	1.650%, 02/01/18	1,518
1,290	5.800%, 07/01/14	1,343
10,375	KeyCorp, 3.750%, 08/13/15	10,917
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,768
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,714
960	2.750%, 09/28/15 (e)	995
500	2.750%, 03/09/17	512
3,107	3.000%, 07/27/16 (e)	3,251
2,340	3.750%, 03/02/15 (e)	2,441
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,519
8,246	National City Corp., 4.900%, 01/15/15	8,703
	Nordea Bank AB, (Sweden),
2,500	1.750%, 10/04/13 (e)	2,504
6,450	3.125%, 03/20/17 (e)	6,678
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,824
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,248
2,045	3.625%, 02/08/15	2,126
2,155	4.250%, 09/21/15	2,298
380	5.400%, 06/10/14	394

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	490
890	1.500%, 01/16/18	870
3,500	2.200%, 07/27/18	3,492
12,250	2.300%, 07/20/16	12,641
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	861
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,019
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,826
7,606	3.600%, 04/15/16	8,022
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,209
6,100	2.200%, 07/29/15 (e)	6,274
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,477
1,705	2.450%, 07/27/15	1,761
5,938	2.875%, 11/20/14	6,102
3,366	4.200%, 05/15/14	3,458
5,020	U.S. Bank N.A., 4.950%, 10/30/14	5,271
	Wachovia Bank N.A.,
1,500	5.000%, 08/15/15	1,610
3,375	5.600%, 03/15/16	3,726
	Wachovia Corp.,
3,000	5.250%, 08/01/14	3,124
22,005	5.625%, 10/15/16	24,578
2,165	5.750%, 06/15/17	2,466
3,362	5.750%, 02/01/18	3,852
	Wells Fargo & Co.,
1,310	1.250%, 02/13/15	1,317
1,751	1.500%, 07/01/15	1,771
6,780	2.100%, 05/08/17	6,862
1,040	2.625%, 12/15/16	1,079
5,770	4.625%, 04/15/14	5,912
560	5.000%, 11/15/14	583
5,185	SUB, 3.676%, 06/15/16	5,509
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,543
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,236
7,973	3.000%, 12/09/15	8,341
4,790	4.200%, 02/27/15	5,030

		350,116

	Consumer Finance — 1.6%
	American Express Centurion Bank,
950	0.875%, 11/13/15	949

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
993	5.950%, 06/12/17	1,130
1,645	6.000%, 09/13/17	1,889
	American Express Co.,
720	5.500%, 09/12/16	803
6,896	7.250%, 05/20/14	7,222
	American Express Credit Corp.,
3,635	1.300%, 07/29/16	3,643
833	2.375%, 03/24/17	854
3,865	2.750%, 09/15/15	4,006
8,162	2.800%, 09/19/16	8,516
3,030	5.125%, 08/25/14	3,165
2,150	5.300%, 12/02/15	2,346
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,670
2,085	1.450%, 02/27/15 (e)	2,105
2,157	1.850%, 09/19/14 (e)	2,187
1,725	2.500%, 09/21/15 (e)	1,780
2,200	3.500%, 03/16/15 (e)	2,289
500	Boeing Capital Corp., 2.125%, 08/15/16	515
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,509
3,075	2.150%, 03/23/15	3,124
7,098	3.150%, 07/15/16	7,391
1,330	5.500%, 06/01/15	1,423
1,725	6.250%, 11/15/13	1,744
9,165	7.375%, 05/23/14	9,597
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,626
1,270	0.700%, 02/26/16	1,260
630	1.050%, 03/26/15	634
3,515	1.125%, 12/15/14	3,539
760	Series G, 2.050%, 08/01/16	779
275	2.650%, 04/01/16	286
1,700	5.500%, 03/15/16	1,874
	Ford Motor Credit Co. LLC,
1,778	1.700%, 05/09/16	1,756
4,933	3.000%, 06/12/17	4,970
15,786	3.984%, 06/15/16	16,481
6,080	4.207%, 04/15/16	6,368
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,901
1,625	5.250%, 04/15/15	1,728
1,120	5.500%, 01/19/16	1,224
5,150	HSBC USA, Inc., 1.625%, 01/16/18	4,994

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	John Deere Capital Corp.,
536	0.700%, 09/04/15	536
1,418	0.875%, 04/17/15	1,425
790	1.850%, 09/15/16	805
2,360	2.000%, 01/13/17	2,386
2,400	2.250%, 06/07/16	2,477
1,335	2.950%, 03/09/15	1,382
	Nissan Motor Acceptance Corp.,
1,350	1.000%, 03/15/16 (e)	1,335
3,883	1.800%, 01/30/15 (e)	3,766
3,980	4.500%, 01/30/15 (e)	4,175
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,750
4,258	1.600%, 03/15/17	4,214
	Toyota Motor Credit Corp.,
1,200	0.875%, 07/17/15	1,206
5,843	1.250%, 11/17/14	5,895
3,576	1.250%, 10/05/17	3,494
4,365	1.375%, 01/10/18	4,268
5,195	2.050%, 01/12/17	5,263
2,737	3.200%, 06/17/15	2,860
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,487
2,363	2.375%, 03/22/17 (e)	2,400
2,050	2.875%, 04/01/16 (e)	2,127

		192,528

	Diversified Financial Services — 1.9%
	Bank of America Corp.,
5,685	2.000%, 01/11/18	5,519
3,715	3.625%, 03/17/16	3,892
2,000	3.875%, 03/22/17	2,108
3,000	4.500%, 04/01/15	3,146
570	4.750%, 08/01/15	605
4,455	5.625%, 10/14/16	4,933
4,203	5.750%, 12/01/17	4,703
10,040	6.000%, 09/01/17	11,278
4,530	6.500%, 08/01/16	5,108
18,520	7.375%, 05/15/14	19,372
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,022
	Citigroup, Inc.,
1,955	1.700%, 07/25/16	1,955
5,806	3.953%, 06/15/16	6,156
10,570	4.450%, 01/10/17	11,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
11,913	4.750%, 05/19/15	12,620
363	5.500%, 10/15/14	381
600	5.850%, 08/02/16	668
12,475	6.000%, 12/13/13	12,663
12,000	6.010%, 01/15/15	12,790
5,349	6.125%, 11/21/17	6,131
11,313	6.375%, 08/12/14	11,919
1,813	CME Group, Inc., 5.750%, 02/15/14	1,854
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,956
6,948	1.625%, 07/02/15	7,036
5,476	2.300%, 04/27/17	5,551
12,870	3.500%, 06/29/15	13,466
5,000	Series A, 3.750%, 11/14/14	5,183
2,345	4.375%, 09/21/15	2,500
5,000	Series A, 4.750%, 09/15/14	5,221
5,585	5.000%, 01/08/16	6,060
1,122	5.400%, 02/15/17	1,252
4,370	5.625%, 09/15/17	4,944
3,000	5.625%, 05/01/18	3,423
13,712	5.900%, 05/13/14	14,233
605	Series A, 6.900%, 09/15/15	673
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	531
2,000	MBNA Corp., 5.000%, 06/15/15	2,099
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	502
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	524
3,250	1.900%, 08/10/18	3,231
3,052	3.100%, 06/28/15	3,191
849	3.250%, 09/22/15	894

		227,673

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,111
5,000	5.600%, 05/15/15	5,399
1,375	5.800%, 03/15/18	1,585
1,670	5.875%, 06/15/14	1,735
	Aflac, Inc.,
4,335	2.650%, 02/15/17	4,437
2,165	3.450%, 08/15/15	2,270
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,478

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
920	American International Group, Inc., 5.600%, 10/18/16	1,022
2,343	Aon Corp., 3.500%, 09/30/15	2,456
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	652
1,470	1.600%, 05/15/17	1,474
6,615	5.100%, 07/15/14	6,886
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,030
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	5,133
1,255	6.950%, 01/15/18	1,438
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	906
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	5,964
700	2.875%, 04/21/14 (e)	711
1,085	3.125%, 04/14/16 (e)	1,138
	Metropolitan Life Global Funding I,
1,440	1.500%, 01/10/18 (e)	1,397
1,700	2.000%, 01/09/15 (e)	1,727
3,951	2.500%, 09/29/15 (e)	4,082
1,900	3.125%, 01/11/16 (e)	1,977
2,850	5.125%, 06/10/14 (e)	2,951
1,200	5.200%, 09/18/13 (e)	1,203
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	590
920	2.450%, 07/14/16 (e)	949
5,665	3.000%, 05/04/15 (e)	5,878
1,000	5.375%, 09/15/13 (e)	1,002
	Pricoa Global Funding I,
1,650	1.600%, 05/29/18 (e)	1,593
5,995	5.450%, 06/11/14 (e)	6,217
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,235
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,140
730	1.125%, 09/18/15 (e)	731
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,077
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,712
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,323
2,561	6.250%, 06/20/16	2,910

		98,519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — 0.2%
705	Boston Properties LP, 5.000%, 06/01/15	753
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,489
825	5.950%, 02/15/17	915
	ERP Operating LP,
500	5.250%, 09/15/14	523
525	5.375%, 08/01/16	582
566	5.750%, 06/15/17	634
	HCP, Inc.,
2,300	2.700%, 02/01/14	2,316
1,095	6.700%, 01/30/18	1,271
4,212	7.072%, 06/08/15	4,636
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,006
1,738	4.200%, 02/01/15	1,806
1,850	4.900%, 01/30/14	1,882
438	5.100%, 06/15/15	471
2,355	5.250%, 12/01/16	2,623
825	6.100%, 05/01/16	920
1,125	6.750%, 05/15/14	1,155
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,400

		27,382

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	530

	Total Financials	1,215,241

	Health Care — 0.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
292	1.875%, 11/15/14	297
4,670	2.125%, 05/15/17	4,716
408	2.300%, 06/15/16	419
1,065	2.500%, 11/15/16	1,103
435	5.850%, 06/01/17	494
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,493
2,086	2.450%, 10/15/15	2,143

		10,665

	Health Care Equipment & Supplies — 0.0% (g)
255	Baxter International, Inc., 4.000%, 03/01/14	259
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,992

		2,251

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,117
2,155	6.000%, 06/15/16	2,425
	Cardinal Health, Inc.,
315	1.900%, 06/15/17	312
969	4.000%, 06/15/15	1,022
	Express Scripts Holding Co.,
1,530	2.100%, 02/12/15	1,555
830	2.650%, 02/15/17	850
1,780	2.750%, 11/21/14	1,820
2,408	3.500%, 11/15/16	2,543
	Laboratory Corp. of America Holdings,
4,735	2.200%, 08/23/17	4,686
2,214	3.125%, 05/15/16	2,281
2,800	5.625%, 12/15/15	3,053
544	McKesson Corp., 0.950%, 12/04/15	544
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	845
	Quest Diagnostics, Inc.,
1,545	3.200%, 04/01/16	1,600
800	5.450%, 11/01/15	868
	UnitedHealth Group, Inc.,
765	0.850%, 10/15/15	765
867	1.400%, 10/15/17	846
250	1.875%, 11/15/16	254
2,095	5.000%, 08/15/14	2,182
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,809
380	5.000%, 12/15/14	400
3,030	5.250%, 01/15/16	3,305
215	6.000%, 02/15/14	220

		35,302

	Life Sciences Tools & Services — 0.0% (g)
2,455	Thermo Fisher Scientific, Inc., 5.000%, 06/01/15	2,616

	Pharmaceuticals — 0.2%
1,100	AbbVie, Inc., 1.750%, 11/06/17	1,084
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	803
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	657
	Hospira, Inc.,
1,985	5.900%, 06/15/14	2,066
1,165	6.050%, 03/30/17	1,255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — Continued
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,681
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,706
1,495	Sanofi, (France), 1.250%, 04/10/18	1,444
3,650	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	3,746
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,104
2,793	Wyeth LLC, 5.500%, 02/01/14	2,850

		24,396

	Total Health Care	75,230

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
2,716	4.950%, 06/01/14 (e)	2,792
3,510	5.200%, 08/15/15 (e)	3,757
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,209
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,132
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,891
1,300	7.650%, 05/01/16	1,507
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	1,978
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,127
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,371
	Textron, Inc.,
655	5.600%, 12/01/17	718
3,910	6.200%, 03/15/15	4,191
595	United Technologies Corp., 1.800%, 06/01/17	598

		23,271

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	9,812
695	Republic Services, Inc., 3.800%, 05/15/18	734
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,256
3,313	6.375%, 03/11/15	3,577
1,800	7.125%, 12/15/17	2,090

		17,469

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	983

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction & Engineering — Continued
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,656

		5,639

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15 (e)	2,461
6,084	1.500%, 11/02/17 (e)	5,945
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,796

		10,202

	Industrial Conglomerates — 0.1%
800	Cooper U.S., Inc., 5.450%, 04/01/15	855
4,323	Danaher Corp., 1.300%, 06/23/14	4,355
3,100	General Electric Co., 5.250%, 12/06/17	3,506
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	849

		9,565

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
220	5.700%, 08/15/16	248
745	7.000%, 12/15/13	758
1,150	PACCAR, Inc., 6.875%, 02/15/14	1,182

		2,188

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
1,700	5.650%, 05/01/17	1,919
1,450	5.750%, 03/15/18	1,662
2,000	7.000%, 02/01/14	2,050
2,852	Canadian National Railway Co., (Canada), 4.950%, 01/15/14	2,898
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,382
	CSX Corp.,
1,780	5.300%, 02/15/14	1,815
4,595	6.250%, 04/01/15	4,975
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,935
1,012	2.750%, 03/15/17 (e)	1,025
3,038	5.600%, 05/01/15 (e)	3,256
1,476	6.200%, 11/01/16 (e)	1,666
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,216
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,586	2.500%, 07/11/14 (e)	3,629
4,355	3.125%, 05/11/15 (e)	4,485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,620
1,000	3.600%, 03/01/16	1,045
	Union Pacific Corp.,
1,588	5.125%, 02/15/14	1,618
1,075	5.650%, 05/01/17	1,207
1,455	7.000%, 02/01/16	1,651

		46,054

	Total Industrials	114,388

	Information Technology — 0.8%
	Communications Equipment — 0.0% (g)
1,960	Cisco Systems, Inc., 5.500%, 02/22/16	2,177

	Computers & Peripherals — 0.3%
6,276	Apple, Inc., 0.450%, 05/03/16	6,212
	Dell, Inc.,
1,075	2.300%, 09/10/15	1,064
600	5.625%, 04/15/14	615
6,900	EMC Corp., 1.875%, 06/01/18	6,816
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,537
8,415	3.000%, 09/15/16	8,667
2,500	4.750%, 06/02/14	2,569
7,505	6.125%, 03/01/14	7,691

		38,171

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
432	3.000%, 03/01/18	431
5,285	3.375%, 11/01/15	5,469

		5,900

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,867
1,360	1.625%, 10/15/15	1,384

		4,251

	IT Services — 0.1%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	318
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	1,986
1,375	0.875%, 10/31/14	1,382
5,860	1.950%, 07/22/16	6,020
1,250	6.500%, 10/15/13	1,259

		10,965

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	647
4,540	4.250%, 02/15/15	4,736
1,390	6.750%, 02/01/17	1,584
3,305	8.250%, 05/15/14	3,472

		10,439

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,018
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,513
1,988	6.600%, 06/15/17	2,319
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,777

		16,627

	Software — 0.1%
2,742	Intuit, Inc., 5.750%, 03/15/17	3,043
349	Microsoft Corp., 0.875%, 11/15/17	339
	Oracle Corp.,
1,210	1.200%, 10/15/17	1,178
5,155	5.250%, 01/15/16	5,672

		10,232

	Total Information Technology	98,762

	Materials — 0.7%
	Chemicals — 0.3%
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,205
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,914
3,225	3.250%, 01/15/15	3,342
2,840	5.250%, 12/15/16	3,193
	Ecolab, Inc.,
733	1.000%, 08/09/15	733
520	1.450%, 12/08/17	506
2,100	2.375%, 12/08/14	2,140
3,175	3.000%, 12/08/16	3,320
960	Monsanto Co., 2.750%, 04/15/16	1,000
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,155	3.250%, 12/01/17	3,246
4,275	5.250%, 05/15/14	4,411
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,303
840	6.650%, 03/15/18	983
	Praxair, Inc.,
830	4.625%, 03/30/15	882
3,390	5.375%, 11/01/16	3,807

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
575	Rohm & Haas Co., 6.000%, 09/15/17	657

		34,642

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
690	5.300%, 10/15/13	693
975	6.000%, 09/30/16	1,096

		1,789

	Metals & Mining — 0.4%
3,990	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	4,012
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,716
5,035	1.625%, 02/24/17	5,013
1,365	1.875%, 11/21/16	1,383
375	5.250%, 12/15/15	411
950	6.750%, 11/01/13	959
	Freeport-McMoRan Copper & Gold, Inc.,
5,660	1.400%, 02/13/15	5,664
2,417	2.150%, 03/01/17	2,367
530	Nucor Corp., 5.750%, 12/01/17	602
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,160
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,176
897	2.250%, 09/20/16	912
8,900	8.950%, 05/01/14	9,382
	Teck Resources Ltd., (Canada),
1,385	2.500%, 02/01/18	1,334
2,640	3.150%, 01/15/17	2,672

		45,763

	Total Materials	82,194

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
1,272	0.800%, 12/01/15	1,269
1,260	0.875%, 02/13/15	1,262
993	0.900%, 02/12/16	987
596	1.600%, 02/15/17	592
2,000	1.700%, 06/01/17	1,987
1,000	2.500%, 08/15/15	1,030
2,922	5.100%, 09/15/14	3,058
470	5.625%, 06/15/16	524
	BellSouth Corp.,
9,252	5.200%, 09/15/14	9,682

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,270	5.200%, 12/15/16	2,526
2,419	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	2,460
9,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	9,268
	Deutsche Telekom International Finance B.V., (Netherlands),
2,715	2.250%, 03/06/17 (e)	2,738
4,470	4.875%, 07/08/14	4,626
1,000	5.750%, 03/23/16	1,104
419	GTE Corp., 6.840%, 04/15/18	493
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,506
9,000	Orange SA, (France), 4.375%, 07/08/14	9,267
2,000	Qwest Corp., 7.500%, 10/01/14	2,122
	Telecom Italia Capital S.A., (Luxembourg),
775	5.250%, 11/15/13	781
2,057	6.175%, 06/18/14	2,121
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	826
1,121	3.992%, 02/16/16	1,158
1,280	4.949%, 01/15/15	1,331
500	6.421%, 06/20/16	547
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,355
15,000	5.550%, 02/15/16	16,530

		82,150

	Wireless Telecommunication Services — 0.2%
3,170	Alltel Corp., 7.000%, 03/15/16	3,588
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,297
430	5.750%, 01/15/15	456
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	3,152
1,335	7.500%, 03/15/15	1,467
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,493
4,340	1.625%, 03/20/17	4,281
4,075	4.150%, 06/10/14	4,184
1,396	5.625%, 02/27/17	1,559
1,435	5.750%, 03/15/16	1,589

		24,066

	Total Telecommunication Services	106,216

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 1.0%
	Electric Utilities — 0.7%
224	American Electric Power Co., Inc., 1.650%, 12/15/17	218
4,295	Arizona Public Service Co., 6.250%, 08/01/16	4,879
	Commonwealth Edison Co.,
1,424	1.625%, 01/15/14	1,431
2,780	1.950%, 09/01/16	2,834
525	5.950%, 08/15/16	594
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	468
1,480	5.250%, 01/15/18	1,686
1,645	5.750%, 11/15/13	1,662
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,625
1,520	3.950%, 09/15/14	1,570
2,133	6.300%, 02/01/14	2,182
1,019	Entergy Corp., 3.625%, 09/15/15	1,054
935	Entergy Louisiana LLC, 1.875%, 12/15/14	947
1,000	Exelon Corp., 4.900%, 06/15/15	1,064
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	835
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,055
5,840	Metropolitan Edison Co., 4.875%, 04/01/14	5,975
2,800	MidAmerican Energy Co., 4.650%, 10/01/14	2,922
600	Monongahela Power Co., Inc., 6.700%, 06/15/14	626
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,931
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	933
496	1.339%, 09/01/15	497
355	2.600%, 09/01/15	365
5,665	7.875%, 12/15/15	6,502
2,180	Nisource Finance Corp., 6.400%, 03/15/18	2,517
530	Ohio Power Co., Series K, 6.000%, 06/01/16	591
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,768
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	3,060
750	PacifiCorp, 4.950%, 08/15/14	777
2,076	Peco Energy Co., 5.000%, 10/01/14	2,168
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,216
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,072
550	Potomac Electric Power Co., 4.950%, 11/15/13	555

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Progress Energy, Inc.,
370	5.625%, 01/15/16	407
295	6.050%, 03/15/14	303
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,451
1,150	Public Service Electric & Gas Co., 2.700%, 05/01/15	1,187
	Sierra Pacific Power Co.,
890	5.450%, 09/01/13	890
3,545	Series M, 6.000%, 05/15/16	4,003
745	Southern California Edison Co., 4.150%, 09/15/14	773
	Southern Co. (The),
2,975	1.950%, 09/01/16	3,023
2,952	4.150%, 05/15/14	3,026
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	554
787	Virginia Electric and Power Co., 1.200%, 01/15/18	763
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,871
1,125	6.250%, 12/01/15	1,259
1,015	Xcel Energy, Inc., 0.750%, 05/09/16	1,003

		79,092

	Gas Utilities — 0.1%
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,310
	CenterPoint Energy Resources Corp.,
1,045	6.125%, 11/01/17	1,212
1,300	6.150%, 05/01/16	1,457
2,000	Consolidated Natural Gas Co., Series A, 5.000%, 03/01/14	2,043
668	Southern California Gas Co., 5.500%, 03/15/14	685

		11,707

	Independent Power Producers & Energy Traders — 0.1%
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,565
610	PPL Energy Supply LLC, 6.200%, 05/15/16	673
	PSEG Power LLC,
960	2.750%, 09/15/16	994
1,000	5.320%, 09/15/16	1,106

		4,338

	Multi-Utilities — 0.1%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,052

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
1,320	6.375%, 07/15/16	1,494
	CenterPoint Energy, Inc.,
350	5.950%, 02/01/17	395
800	Series B, 6.850%, 06/01/15	877
2,725	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	3,073
1,317	Consumers Energy Co., Series P, 5.500%, 08/15/16	1,477
	Dominion Resources, Inc.,
1,000	1.800%, 03/15/14	1,006
650	Series C, 5.150%, 07/15/15	701
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,385
	Sempra Energy,
1,210	2.000%, 03/15/14	1,219
1,880	6.500%, 06/01/16	2,136

		15,815

	Water Utilities — 0.0% (g)
470	American Water Capital Corp., 6.085%, 10/15/17	541

	Total Utilities	111,493

	Total Corporate Bonds (Cost $2,122,208)	2,138,684

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	32,112
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,416
6,530	2.950%, 02/05/15	6,758

	Total Foreign Government Securities (Cost $39,817)	40,286

Mortgage Pass-Through Securities — 5.6%
	Federal Home Loan Mortgage Corp.,
545	ARM, 1.754%, 08/01/37	564
1,999	ARM, 2.024%, 03/01/37	2,105
1,904	ARM, 2.116%, 12/01/36	2,010
2,416	ARM, 2.117%, 05/01/37	2,547
1,581	ARM, 2.250%, 08/01/36	1,686
70	ARM, 2.259%, 01/01/27	75
521	ARM, 2.264%, 06/01/36	551
101	ARM, 2.353%, 12/01/27	107
1,143	ARM, 2.361%, 04/01/37	1,213
1,041	ARM, 2.445%, 03/01/37	1,105
271	ARM, 2.459%, 03/01/35	286
1,775	ARM, 2.480%, 08/01/36	1,862

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,637	ARM, 2.536%, 10/01/36	3,893
252	ARM, 2.577%, 07/01/36	267
2,337	ARM, 2.638%, 01/01/37	2,454
1,330	ARM, 2.640%, 11/01/36	1,418
4,036	ARM, 2.730%, 06/01/37	4,313
8,093	ARM, 2.731%, 06/01/37	8,580
1,041	ARM, 2.740%, 12/01/36	1,108
89	ARM, 2.745%, 08/01/36	92
4	ARM, 2.788%, 12/01/17	4
255	ARM, 2.831%, 04/01/37	272
828	ARM, 2.856%, 10/01/37	878
5,311	ARM, 2.867%, 03/01/35	5,622
2,904	ARM, 2.889%, 04/01/38	3,106
3,349	ARM, 2.908%, 10/01/35	3,565
2,624	ARM, 2.915%, 03/01/36	2,802
2,314	ARM, 2.933%, 01/01/38	2,469
1,546	ARM, 2.942%, 08/01/37	1,640
1,297	ARM, 3.046%, 03/01/37	1,381
984	ARM, 3.066%, 02/01/37	1,046
550	ARM, 3.236%, 08/01/37	576
7,038	ARM, 3.363%, 03/01/36	7,555
2	ARM, 5.751%, 01/01/27	2
704	ARM, 6.270%, 11/01/37	752
278	ARM, 6.354%, 02/01/37	295
388	ARM, 6.393%, 12/01/36	412
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
41,651	4.000%, 07/01/18 - 06/01/26	43,915
875	4.500%, 04/01/16 - 10/01/18	921
14,585	5.000%, 03/01/18 - 01/01/21	15,466
29,483	5.500%, 08/01/19 - 01/01/24	31,861
11,115	6.000%, 08/01/16 - 12/01/23	11,637
10,980	6.500%, 07/01/14 - 08/01/21	11,628
5,209	7.000%, 03/01/15 - 03/01/17	5,449
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,601	6.000%, 01/01/19 - 10/01/24	1,744
5,469	6.500%, 08/01/18 - 03/01/26	6,039
4	7.000%, 03/01/14	4
99	7.500%, 10/01/16 - 07/01/18	105
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
23,552	5.500%, 03/01/34 - 07/01/37	25,576
420	6.000%, 07/01/32	464
979	7.000%, 08/01/38	1,094

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
13,419	7.500%, 12/01/36	15,211
4,440	10.000%, 10/01/30	5,164
211	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	221
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
31	8.000%, 04/01/17 - 05/01/19	32
7	8.250%, 08/01/17	7
	Federal National Mortgage Association,
55	ARM, 1.326%, 08/01/37	59
3,119	ARM, 1.497%, 08/01/37	3,337
1,188	ARM, 1.702%, 04/01/37	1,230
2,410	ARM, 1.713%, 07/01/37	2,552
1,879	ARM, 1.828%, 02/01/37	1,956
2,563	ARM, 1.882%, 01/01/37	2,684
29	ARM, 1.908%, 03/01/19	29
277	ARM, 1.983%, 01/01/35	292
401	ARM, 2.055%, 07/01/37	413
46	ARM, 2.109%, 07/01/37	49
119	ARM, 2.213%, 04/01/36	125
564	ARM, 2.214%, 05/01/36	597
21	ARM, 2.240%, 06/01/27	22
1,608	ARM, 2.242%, 08/01/36	1,725
18	ARM, 2.255%, 01/01/19	19
510	ARM, 2.279%, 10/01/36	543
2,437	ARM, 2.301%, 11/01/37	2,590
22	ARM, 2.305%, 07/01/27	23
4	ARM, 2.375%, 08/01/19	4
7	ARM, 2.396%, 08/01/36	7
565	ARM, 2.405%, 07/01/36	597
997	ARM, 2.414%, 12/01/35	1,056
1,489	ARM, 2.418%, 08/01/36	1,583
13	ARM, 2.422%, 05/01/25	13
1	ARM, 2.470%, 10/01/27	—	(h)
316	ARM, 2.487%, 08/01/36	333
2,221	ARM, 2.516%, 01/01/37 - 11/01/37	2,350
3,315	ARM, 2.535%, 12/01/36	3,529
3,369	ARM, 2.551%, 03/01/37	3,572
1,232	ARM, 2.557%, 09/01/34	1,311
169	ARM, 2.595%, 12/01/36	180
790	ARM, 2.614%, 04/01/37	838
43	ARM, 2.617%, 06/01/36	46
1,724	ARM, 2.638%, 08/01/36	1,834
823	ARM, 2.693%, 10/01/36	878

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,778	ARM, 2.703%, 11/01/37	1,899
9	ARM, 2.723%, 10/01/25	9
1,280	ARM, 2.737%, 12/01/37	1,356
285	ARM, 2.738%, 12/01/36	304
3,751	ARM, 3.001%, 03/01/36	3,985
523	ARM, 3.040%, 12/01/36	558
9	ARM, 3.125%, 11/01/16	9
5,826	ARM, 3.183%, 03/01/36	6,191
4,706	ARM, 3.192%, 03/01/36	5,000
3,906	ARM, 3.210%, 10/01/35	4,156
5	ARM, 3.747%, 08/01/17	5
493	ARM, 4.140%, 04/01/38	525
1,658	ARM, 5.320%, 01/01/23	1,814
462	ARM, 5.623%, 03/01/47	496
	Federal National Mortgage Association, 15 Year, Single Family,
1,960	4.000%, 07/01/18 - 01/01/19	2,070
4,467	4.500%, 05/01/18 - 05/01/19	4,734
27,055	5.000%, 03/01/16 - 02/01/23	29,088
57,767	5.500%, 01/01/18 - 07/01/25	62,294
32,181	6.000%, 08/01/14 - 07/01/24	34,752
18,822	6.500%, 09/01/13 - 03/01/23	20,120
3,442	7.000%, 03/01/15 - 01/01/18	3,619
14	7.500%, 05/01/15	15
184	8.000%, 11/01/15 - 10/01/16	193
	Federal National Mortgage Association, 20 Year, Single Family,
1,624	5.500%, 05/01/27	1,766
2,421	6.000%, 03/01/18 - 04/01/24	2,645
3,808	6.500%, 01/01/14 - 03/01/25	4,212
1,129	7.000%, 08/01/20 - 08/01/21	1,237
4	7.500%, 11/01/13 - 06/01/16	5
22	8.000%, 07/01/14 - 11/01/15	23
	Federal National Mortgage Association, 30 Year, FHA/VA,
213	5.500%, 08/01/34	233
15	8.500%, 03/01/27	15
	Federal National Mortgage Association, 30 Year, Single Family,
30,092	5.000%, 10/01/39	33,001
30,420	5.500%, 12/01/32 - 02/01/38	33,284
31,804	6.000%, 04/01/35 - 01/01/38	35,147
24,944	6.500%, 03/01/26 - 10/01/38	27,544
10,341	7.000%, 04/01/37 - 08/01/37	11,564
118	8.000%, 12/01/30	134
11	8.500%, 09/01/21	12
51	9.000%, 02/01/31	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

26	9.500%, 07/01/28	29
9	10.000%, 02/01/24	10
	Federal National Mortgage Association, Other,
241	4.000%, 07/01/17	254
329	4.500%, 11/01/13 - 12/01/19	342
84	5.000%, 01/01/14 - 05/01/14	89
1,127	5.500%, 06/01/16 - 09/01/17	1,191
623	6.000%, 09/01/17	663
	Government National Mortgage Association II,
138	ARM, 1.625%, 11/20/25 - 01/20/28	144
43	ARM, 1.750%, 07/20/21	45
79	ARM, 2.000%, 08/20/16 - 09/20/22	82
13	ARM, 2.500%, 12/20/17 - 05/20/21	14
37	ARM, 3.000%, 01/20/16 - 05/20/20	38
6	ARM, 3.500%, 10/20/17 - 12/20/17	6
12	ARM, 4.000%, 11/20/15 - 08/20/18	12
	Government National Mortgage Association II, 30 Year, Single Family,
8,650	6.000%, 09/20/38	9,479
17,080	7.000%, 08/20/38 - 09/20/38	19,434
18	7.500%, 09/20/28	22
40	8.000%, 09/20/26 - 12/20/27	49
50	8.500%, 03/20/25 - 04/20/25	58
	Government National Mortgage Association, 15 Year, Single Family,
2	6.000%, 04/15/14	2
3,254	6.500%, 10/15/23	3,587
	Government National Mortgage Association, 30 Year, Single Family,
6,843	6.500%, 09/15/38	7,703
15	8.500%, 04/15/25	16
10	9.000%, 09/15/24 - 10/15/26	11
314	9.500%, 07/15/20 - 12/15/25	347
6	12.000%, 11/15/19	6

	Total Mortgage Pass-Through Securities (Cost $653,797)	659,231

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $885)	918

U.S. Government Agency Securities — 13.9%
	Federal Farm Credit Bank,
36,025	2.350%, 09/23/13	36,074
8,000	2.625%, 04/17/14	8,123
1,580	3.000%, 02/12/14	1,601
5,000	3.000%, 09/22/14	5,149
5,000	5.450%, 12/11/13	5,073

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal Home Loan Bank,
15,000	0.250%, 01/16/15	14,995
5,600	1.375%, 05/28/14	5,650
25,865	2.375%, 03/14/14	26,175
15,085	2.500%, 06/13/14	15,359
74,350	2.625%, 09/13/13	74,414
13,730	2.750%, 12/12/14	14,167
23,405	2.750%, 03/13/15	24,261
153,715	3.125%, 12/13/13	155,015
21,685	3.125%, 03/11/16	23,011
10,000	4.875%, 11/27/13	10,112
44,470	4.875%, 12/13/13	45,062
24,980	5.000%, 03/14/14	25,613
29,755	5.375%, 06/13/14	30,955
6,670	7.000%, 08/15/14	7,101
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,416
57,900	0.500%, 10/15/13	57,928
30,000	1.000%, 07/30/14	30,229
50,100	1.000%, 08/20/14	50,482
50,000	1.000%, 08/27/14	50,423
25,100	1.350%, 04/29/14	25,297
10,000	1.750%, 09/10/15	10,259
65,200	2.000%, 08/25/16	67,316
75,000	2.500%, 05/27/16	78,471
50,000	4.375%, 07/17/15	53,683
25,000	4.500%, 01/15/14	25,403
15,960	4.500%, 04/02/14	16,356
10,000	4.875%, 06/13/18	11,443
75,196	5.000%, 01/30/14	76,706
65,505	5.000%, 07/15/14	68,241
35,000	5.250%, 04/18/16	39,119
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,676
30,000	0.375%, 03/16/15	30,016
20,000	0.375%, 07/05/16	19,745
28,000	0.500%, 05/27/15	28,050
15,650	0.875%, 05/21/18	15,034
7,100	1.125%, 10/08/13	7,107
70,000	1.125%, 04/27/17	69,767
20,000	1.250%, 09/28/16	20,190
5,000	1.250%, 01/30/17	5,024
71,200	1.375%, 11/15/16	71,997
20,000	1.625%, 10/26/15	20,473
22,000	2.250%, 03/15/16	22,866
20,000	2.375%, 07/28/15	20,733

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,000	2.375%, 04/11/16	20,853
5,000	2.500%, 05/15/14	5,082
40,000	4.625%, 10/15/13	40,219
10,000	5.000%, 04/15/15	10,746
3,315	5.000%, 03/15/16	3,674
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	10,810

	Total U.S. Government Agency Securities (Cost $1,627,970)	1,633,744

U.S. Treasury Obligations — 39.7%
	U.S. Treasury Notes,
15,000	0.125%, 12/31/13	15,003
50,000	0.125%, 04/30/15	49,848
35,000	0.250%, 10/31/13	35,011
20,000	0.250%, 11/30/13	20,009
4,000	0.250%, 01/31/14	4,003
5,000	0.250%, 02/28/14	5,004
30,000	0.250%, 03/31/14	30,027
40,000	0.250%, 01/15/15	40,006
70,000	0.250%, 02/15/15	69,986
65,000	0.250%, 08/15/15	64,820
155,000	0.250%, 09/15/15	154,504
80,000	0.250%, 10/15/15	79,681
10,000	0.375%, 11/15/14	10,021
30,000	0.375%, 04/15/15	30,034
65,000	0.375%, 06/15/15	65,025
65,000	0.375%, 06/30/15	65,025
10,000	0.375%, 02/15/16	9,956
20,000	0.375%, 03/15/16	19,894
10,000	0.500%, 10/15/13	10,005
75,000	0.500%, 08/15/14	75,243
85,000	0.500%, 10/15/14	85,305
30,000	0.500%, 07/31/17	29,184
20,000	0.750%, 06/15/14	20,097
105,000	0.875%, 11/30/16	104,893
85,000	0.875%, 12/31/16	84,807
60,000	0.875%, 01/31/17	59,775
45,000	0.875%, 04/30/17	44,638
125,000	1.000%, 05/15/14 (m)	125,771
125,000	1.000%, 08/31/16 (m)	125,772
75,000	1.000%, 09/30/16	75,398
105,000	1.000%, 10/31/16	105,435
60,000	1.250%, 02/15/14 (m)	60,319
105,000	1.250%, 04/15/14	105,742
50,000	1.250%, 08/31/15	50,840
70,000	1.250%, 09/30/15	71,203

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
25,000	1.250%, 10/31/15	25,430
10,000	1.375%, 11/30/15	10,200
65,000	1.500%, 12/31/13	65,302
40,000	1.500%, 06/30/16	40,875
96,620	1.500%, 07/31/16 (m)	98,696
25,000	1.750%, 01/31/14	25,171
170,000	1.750%, 07/31/15	174,409
110,000	1.750%, 05/31/16 (m)	113,188
75,000	1.875%, 02/28/14	75,662
30,750	1.875%, 04/30/14	31,107
160,000	1.875%, 06/30/15	164,400
60,000	2.000%, 11/30/13	60,281
140,000	2.000%, 01/31/16	144,922
50,000	2.000%, 04/30/16	51,797
5,000	2.125%, 11/30/14	5,119
40,000	2.125%, 05/31/15	41,238
30,000	2.125%, 12/31/15	31,125
125,000	2.125%, 02/29/16	129,834
25,000	2.250%, 05/31/14	25,393
103,720	2.375%, 08/31/14	105,993
80,000	2.375%, 10/31/14	82,022
100,000	2.375%, 02/28/15	103,113
75,000	2.375%, 03/31/16	78,398
125,000	2.500%, 04/30/15	129,507
10,000	2.500%, 06/30/17	10,504
30,000	2.625%, 07/31/14	30,671
40,000	2.625%, 04/30/16	42,088
5,000	2.750%, 11/30/16	5,294
20,000	3.125%, 09/30/13	20,050
15,000	3.125%, 10/31/16	16,056
37,000	3.125%, 04/30/17	39,703
35,000	3.250%, 12/31/16	37,639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

170,000	4.000%, 02/15/15 (m)	179,151
65,000	4.125%, 05/15/15	69,167
74,675	4.250%, 08/15/14	77,569
15,000	4.250%, 11/15/14	15,726
190,000	4.250%, 08/15/15 (m)	204,198
45,000	4.500%, 11/15/15	48,966
45,000	4.500%, 02/15/16	49,314

	Total U.S. Treasury Obligations (Cost $4,655,827)	4,661,562

Loan Assignment — 0.1%
	Financials — 0.1%
	Real Estate Management & Development — 0.1%
9,307	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	9,261

	Total Loan Assignment (Cost $9,307)	9,261

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
10,315	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $10,315)	10,315

	Total Investments — 99.5% (Cost $11,663,613)	11,692,830
	Other Assets in Excess of Liabilities — 0.5%	53,912

	NET ASSETS — 100.0%	$11,746,742

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 67.7%
	Consumer Discretionary — 17.9%
	Automobiles — 1.1%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	543

	Hotels, Restaurants & Leisure — 5.0%
125	Burger King Corp., 9.875%, 10/15/18 (m)	141
360	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	371
350	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	383
	CityCenter Holdings LLC/CityCenter Finance Corp.,
100	7.625%, 01/15/16	106
200	PIK, 10.750%, 01/15/17 (m)	215
50	DineEquity, Inc., 9.500%, 10/30/18 (m)	56
135	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	139
	MGM Resorts International,
100	7.625%, 01/15/17	110
100	10.000%, 11/01/16	118
300	11.375%, 03/01/18	374
150	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	161
300	Vail Resorts, Inc., 6.500%, 05/01/19	318

		2,492

	Household Durables — 1.0%
50	KB Home, 9.100%, 09/15/17	57
80	Lennar Corp., Series B, 12.250%, 06/01/17	103
155	M/I Homes, Inc., 8.625%, 11/15/18	165
25	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	26
140	Standard Pacific Corp., 10.750%, 09/15/16	166

		517

	Media — 9.8%
373	Allbritton Communications Co., 8.000%, 05/15/18 (m)	403
200	AMC Entertainment, Inc., 8.750%, 06/01/19	215
275	Cablevision Systems Corp., 8.625%, 09/15/17 (m)	313
40	Cenveo Corp., 8.875%, 02/01/18 (m)	40
625	DISH DBS Corp., 4.625%, 07/15/17 (m)	632
100	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	104
125	Lamar Media Corp., 7.875%, 04/15/18	134
275	LIN Television Corp., 8.375%, 04/15/18	294
60	Media General, Inc., 11.750%, 02/15/17	66
100	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
21	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	21
360	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	388
575	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	625
460	Regal Cinemas Corp., 8.625%, 07/15/19	497
125	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	132
460	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	477
375	WMG Acquisition Corp., 11.500%, 10/01/18	432

		4,883

	Specialty Retail — 1.0%
300	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	334
100	J. Crew Group, Inc., 8.125%, 03/01/19	105
60	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	61

		500

	Total Consumer Discretionary	8,935

	Consumer Staples — 3.8%
	Food & Staples Retailing — 1.4%
250	Rite Aid Corp., 10.250%, 10/15/19	282
97	SUPERVALU, Inc., 8.000%, 05/01/16	106
280	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	309

		697

	Food Products — 2.4%
470	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	511
650	Pilgrim’s Pride Corp., 7.875%, 12/15/18	702

		1,213

	Total Consumer Staples	1,910

	Energy — 8.6%
	Energy Equipment & Services — 3.3%
225	Hercules Offshore, Inc., 7.125%, 04/01/17 (e)	239
200	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	211
225	Parker Drilling Co., 9.125%, 04/01/18	240
200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	219
200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	209
	SESI LLC,
100	6.375%, 05/01/19	105

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
400	7.125%, 12/15/21	432

		1,655

	Oil, Gas & Consumable Fuels — 5.3%
110	Arch Coal, Inc., 8.750%, 08/01/16 (m)	106
275	Chesapeake Energy Corp., 3.250%, 03/15/16	276
200	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	222
100	Comstock Resources, Inc., 8.375%, 10/15/17 (m)	105
410	CONSOL Energy, Inc., 8.000%, 04/01/17 (m)	432
50	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	55
50	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (m)	52
50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	53
115	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e) (m)	117
250	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	266
100	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	107
175	Laredo Petroleum, Inc., 9.500%, 02/15/19	195
200	Peabody Energy Corp., 6.000%, 11/15/18	199
50	Stone Energy Corp., 8.625%, 02/01/17	53
110	Swift Energy Co., 7.125%, 06/01/17	112
60	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	59
220	WPX Energy, Inc., 5.250%, 01/15/17	233

		2,642

	Total Energy	4,297

	Financials — 3.3%
	Capital Markets — 0.2%
110	E*TRADE Financial Corp., 6.000%, 11/15/17	114

	Commercial Banks — 1.4%
210	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	231
425	CIT Group, Inc., 5.000%, 05/15/17	441

		672

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
445	6.250%, 12/01/17	477
135	VAR, 2.946%, 07/18/16	136
	General Motors Financial Co., Inc.,
30	2.750%, 05/15/16 (e)	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
28	3.250%, 05/15/18 (e)	27

		670

	Diversified Financial Services — 0.3%
55	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	56
69	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	77

		133

	Real Estate Investment Trusts (REITs) — 0.1%
60	Felcor Lodging LP, 6.750%, 06/01/19	63

	Total Financials	1,652

	Health Care — 6.1%
	Health Care Equipment & Supplies — 2.1%
150	Alere, Inc., 7.250%, 07/01/18	162
800	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	896

		1,058

	Health Care Providers & Services — 2.5%
200	MultiPlan, Inc., 9.875%, 09/01/18 (e)	222
160	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	171
50	Universal Health Services, Inc., 7.000%, 10/01/18	53
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
500	7.750%, 02/01/19	535
250	8.000%, 02/01/18	264

		1,245

	Pharmaceuticals — 1.5%
110	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	112
	Valeant Pharmaceuticals International,
175	6.750%, 10/01/17 (e)	186
410	6.875%, 12/01/18 (e)	435

		733

	Total Health Care	3,036

	Industrials — 5.5%
	Aerospace & Defense — 0.3%
40	Moog, Inc., 7.250%, 06/15/18	42
60	TransDigm, Inc., 7.750%, 12/15/18	64
60	Triumph Group, Inc., 8.625%, 07/15/18	65

		171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — 0.3%
130	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	140
12	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	13

		153

	Building Products — 0.2%
75	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	82

	Commercial Services & Supplies — 2.1%
76	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	79
	Garda World Security Corp., (Canada),
8	9.750%, 03/15/17 (e)	8
300	9.750%, 03/15/17 (e)	319
210	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	208
370	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	314
25	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	26
100	R.R. Donnelley & Sons Co., 8.600%, 08/15/16 (m)	116

		1,070

	Construction & Engineering — 0.1%
50	Tutor Perini Corp., 7.625%, 11/01/18	52

	Electrical Equipment — 0.3%
130	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	135

	Machinery — 0.6%
90	SPX Corp., 6.875%, 09/01/17	100
170	Victor Technologies Group, Inc., 9.000%, 12/15/17	183

		283

	Road & Rail — 0.6%
200	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.875%, 11/15/17	203
75	Hertz Corp. (The), 7.500%, 10/15/18	81

		284

	Trading Companies & Distributors — 1.0%
	Aircastle Ltd., (Bermuda),
60	6.250%, 12/01/19	63
50	6.750%, 04/15/17	53
	International Lease Finance Corp.,
285	8.875%, 09/01/17	324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — Continued
19	VAR, 2.224%, 06/15/16	19
50	United Rentals North America, Inc., 9.250%, 12/15/19	56

		515

	Total Industrials	2,745

	Information Technology — 1.4%
	Electronic Equipment, Instruments & Components — 0.2%
100	Brightstar Corp., 9.500%, 12/01/16 (e)	105

	IT Services — 0.7%
320	iGATE Corp., 9.000%, 05/01/16	344

	Software — 0.5%
225	Audatex North America, Inc., 6.750%, 06/15/18	240
30	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	30

		270

	Total Information Technology	719

	Materials — 10.5%
	Chemicals — 2.0%
200	Ashland, Inc., 3.000%, 03/15/16 (e)	203
110	Celanese US Holdings LLC, 6.625%, 10/15/18 (m)	117
175	Olin Corp., 8.875%, 08/15/19	192
200	OMNOVA Solutions, Inc., 7.875%, 11/01/18	210
100	PolyOne Corp., 7.375%, 09/15/20	110
150	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	152

		984

	Construction Materials — 2.0%
650	Cemex S.A.B. de C.V., (Mexico), VAR, 5.276%, 09/30/15 (e) (m)	663
	Vulcan Materials Co.,
100	6.400%, 11/30/17	109
200	6.500%, 12/01/16	220

		992

	Containers & Packaging — 1.8%
210	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e) (m)	224
400	Berry Plastics Corp., 9.750%, 01/15/21 (m)	463
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	109
100	Plastipak Holdings, Inc., 10.625%, 08/15/19 (e)	110

		906

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — 4.3%
300	APERAM, (Luxembourg), 7.375%, 04/01/16 (e)	294
	ArcelorMittal, (Luxembourg),
520	5.111%, 02/25/17 (m)	531
230	10.350%, 06/01/19 (m)	272
385	Commercial Metals Co., 6.500%, 07/15/17	414
420	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	433
200	Novelis, Inc., (Canada), 8.375%, 12/15/17	215

		2,159

	Paper & Forest Products — 0.4%
100	Boise Paper Holdings LLC/Boise Finance Co., 9.000%, 11/01/17	105
100	Clearwater Paper Corp., 7.125%, 11/01/18	108

		213

	Total Materials	5,254

	Telecommunication Services — 7.8%
	Diversified Telecommunication Services — 5.6%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
325	7.250%, 10/30/17	344
280	8.125%, 04/30/20	303
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	137
200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	219
100	Frontier Communications Corp., 8.250%, 04/15/17	113
	Intelsat Jackson Holdings S.A., (Luxembourg),
360	7.250%, 04/01/19	385
150	8.500%, 11/01/19	163
	Level 3 Financing, Inc.,
207	10.000%, 02/01/18	222
100	VAR, 4.146%, 02/15/15	100
220	Sprint Capital Corp., 6.900%, 05/01/19	227
400	Virgin Media Secured Finance plc, (United Kingdom), 6.500%, 01/15/18	417
150	Windstream Corp., 7.875%, 11/01/17	167

		2,797

	Wireless Telecommunication Services — 2.2%
200	Cricket Communications, Inc., 7.750%, 10/15/20	227
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	271
500	Sprint Communications, Inc., 8.375%, 08/15/17	562
45	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	45

		1,105

	Total Telecommunication Services	3,902

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Utilities — 2.8%
		Electric Utilities — 0.3%
150		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (m)	158

		Gas Utilities — 0.5%
260		Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/01/17	272

		Independent Power Producers & Energy Traders — 2.0%
210		Calpine Corp., 7.875%, 07/31/20 (e) (m)	227
210		GenOn Energy, Inc., 7.875%, 06/15/17	228
500		NRG Energy, Inc., 7.625%, 05/15/19	529

			984

		Total Utilities	1,414

		Total Corporate Bonds (Cost $34,241)	33,864

Preferred Security — 0.4% (x)
		Financials — 0.4%
		Commercial Banks — 0.4%
230		Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (Cost $230)	217

SHARES
Preferred Stock — 0.5%
		Financials — 0.5%
		Insurance — 0.5%
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.388%, 10/29/49 (Cost $255)	259

PRINCIPAL AMOUNT($)
Loan Assignments — 26.5%
		Consumer Discretionary — 6.9%
		Hotels, Restaurants & Leisure — 2.5%
104		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	93
375		Hilton, Mezzanine B Loan, VAR, 3.742%, 11/12/15 ^	373
109		Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	110
209		Mohegan Tribal Gaming Authority, Term A Loan, VAR, 5.500%, 03/31/15	209
350		Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 08/22/19 ^	348
170		Station Casinos, Term Loan, VAR, 5.000%, 03/01/20 ^	171

			1,304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Household Durables — 0.2%
77		Tempur-Pedic, Term B Loan, VAR, 3.500%, 03/18/20	76

		Media — 2.6%
—	(h)	Cequel Communications LLC, Term Loan, VAR, 3.500%, 02/14/19 ^	—	(h)
300		Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16 ^	280
339		Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	337
753		Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	727

			1,344

		Multiline Retail — 0.5%
250		J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	244

		Specialty Retail — 1.1%
		Gymboree, Initial Term Loan (A & R),
268		VAR, 5.000%, 02/23/18	257
7		VAR, 5.000%, 02/23/18	7
		J. Crew, Term Loan B,
69		VAR, 4.000%, 03/07/18	69
76		VAR, 4.000%, 03/07/18	76
153		VAR, 4.000%, 03/07/18	152

			561

		Total Consumer Discretionary	3,529

		Consumer Staples — 2.4%
		Food & Staples Retailing — 1.7%
176		Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	176
273		Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	273
400		SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	402

			851

		Food Products — 0.7%
200		Del Monte Corp., Term Loan, VAR, 4.000%, 03/08/18 ^	199
12		New HB Acquisition LLC, Term B Loan, VAR, 6.750%, 04/09/20	12
133		New HB Acquisition, LLC, Term B Loan, VAR, 6.750%, 04/09/20	137

			348

		Total Consumer Staples	1,199

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Energy — 1.4%
		Energy Equipment & Services — 0.2%
100		Drillships Financing Holding, Inc., Tranche B-2 Term Loan, VAR, 5.500%, 07/15/16	101

		Oil, Gas & Consumable Fuels — 1.2%
100		Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	103
109		MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	110
83		Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	81
110		Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	111
175		WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	173

			578

		Total Energy	679

		Financials — 0.4%
		Capital Markets — 0.4%
		Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan,
—	(h)	VAR, 4.250%, 07/22/20	—	(h)
65		VAR, 4.250%, 07/22/20	65
110		Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	111

		Total Financials	176

		Health Care — 2.6%
		Biotechnology — 0.5%
250		Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	251

		Health Care Equipment & Supplies — 0.3%
144		Kinetic Concepts, Inc., Incremental Term D-1 Loan, VAR, 4.500%, 05/04/18 ^	145

		Health Care Providers & Services — 1.8%
		CHG Healthcare Services, Inc., Term Loan,
106		VAR, 5.000%, 11/19/19	107
4		VAR, 5.000%, 11/19/19	4
225		inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	219
		Multiplan, Inc., Term Loan B,
9		VAR, 4.000%, 08/26/17	9
136		VAR, 4.000%, 08/26/17	137
298		National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	300
125		Vanguard Health Systems, Term Loan B, VAR, 3.750%, 01/29/16	125

			901

		Total Health Care	1,297

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Industrials — 4.8%
		Airlines — 0.8%
398		Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	399

		Commercial Services & Supplies — 1.3%
		Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
33		VAR, 5.432%, 06/30/17	33
78		VAR, 5.432%, 06/30/17	77
158		VAR, 5.432%, 06/30/17	155
280		Multi Packaging Solutions, Inc., Term Loan, VAR, 4.750%, 07/29/20	281
100		Wastequip, Inc., Term Loan, VAR, 5.750%, 08/15/19	100

			646

		Construction & Engineering — 0.2%
100		United States Infrastructure Corp., Inc., Term Loan, VAR, 4.750%, 07/31/20	100

		Machinery — 1.5%
170		Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	170
113		Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	113
223		Gardner Denver, Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	222
249		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	249

			754

		Marine — 0.2%
112		American Petroleum Tankers, Term Loan B, VAR, 4.750%, 10/02/19	112

		Road & Rail — 0.4%
109		Hertz, Term Loan, VAR, 3.750%, 03/11/18	110
		Ozburn-Hessey Logistics LLC, Term Loan,
100		VAR, 6.750%, 05/22/19	100
—	(h)	VAR, 7.750%, 05/22/19	—	(h)

			210

		Trading Companies & Distributors — 0.4%
199		Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	198

		Total Industrials	2,419

		Information Technology — 4.2%
		Communications Equipment — 1.3%
229		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	229

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — Continued
229	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	226
249	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.762%, 10/26/17	221

		676

	Computers & Peripherals — 0.2%
119	MEI, Inc., 1st Lien Term Loan, VAR, 5.000%, 08/15/20	119

	Electronic Equipment, Instruments & Components — 0.5%
	CDW Corp., Term Loan,
201	VAR, 3.500%, 04/29/20	199
28	VAR, 3.500%, 04/29/20	28

		227

	Internet Software & Services — 0.5%
229	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	229

	IT Services — 0.5%
230	First Data Corp., 2017 New Dollar Term Loan, VAR, 4.184%, 03/24/17	228

	Semiconductors & Semiconductor Equipment — 0.9%
229	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	230
229	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	232

		462

	Software — 0.3%
40	BMC Software, USD Term Loan, VAR, 08/07/20 ^	40
100	Flexera Software, Term Loan B, VAR, 5.000%, 03/13/19	100

		140

	Total Information Technology	2,081

	Materials — 2.1%
	Chemicals — 1.2%
56	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	57
210	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	210
50	OCI Beaumont, Term B-1 Loan, VAR, 6.250%, 08/20/19	50
95	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	94
	Tronox, Term Loan,
93	VAR, 4.500%, 03/19/20	94
107	VAR, 4.500%, 03/19/20	108

		613

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Metals & Mining — 0.9%
100	Bowie Resource Partners LLC, 1st Lien Term Loan, VAR, 6.500%, 08/15/20	100
150	Fairmount Minerals Ltd., 1st Lien Term Loan, VAR, 5.250%, 03/15/17	150
150	Fairmount Minerals Ltd., Term B-2 Loan, VAR, 08/15/19 ^	150
30	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	30

		430

	Total Materials	1,043

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.8%
185	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	184
	Integra Telecom Holdings, Inc., Term Loan,
30	VAR, 5.250%, 02/22/19	30
30	VAR, 5.250%, 02/22/19	30
70	Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	70
110	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	109

		423

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 0.5%
230	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	231

	Total Telecommunication Services	654

	Utilities — 0.4%
	Independent Power Producers & Energy Traders — 0.4%
200	Calpine Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20 ^	197

	Total Loan Assignments (Cost $13,351)	13,274

SHARES
Short-Term Investment — 6.6%
	Investment Company — 6.6%
3,321	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $3,321)	3,321

	Total Investments — 101.7% (Cost $51,398)	50,935
	Liabilities in Excess of Other Assets — (1.7)%	(846)

	NET ASSETS — 100.0%	$50,089

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 19.9%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14 (m)	26,035
500	6.270%, 01/26/16	567
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,717
4,600	New Valley Generation I, 7.299%, 03/15/19	5,323
3,668	New Valley Generation II, 5.572%, 05/01/20	4,099

	Total U.S. Government Agency Securities (Cost $38,430)	39,741

U.S. Treasury Obligations — 79.0%
1,000	U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	1,116
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,090
10,000	0.750%, 10/31/17	9,769
5,000	0.750%, 03/31/18	4,840
10,000	0.875%, 12/31/16	9,977
10,000	0.875%, 04/30/17	9,920
4,000	1.375%, 11/30/15	4,080
12,000	1.750%, 07/31/15	12,311
12,000	1.875%, 04/30/14	12,139
20,000	2.000%, 11/30/13	20,095
9,000	2.000%, 01/31/16	9,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,000	2.000%, 04/30/16	10,359
3,800	2.125%, 11/30/14	3,891
1,000	2.375%, 10/31/14	1,025
18,000	2.625%, 02/29/16	18,917
15,000	2.625%, 04/30/16	15,783
4,000	3.250%, 12/31/16	4,302

	Total U.S. Treasury Obligations (Cost $157,804)	157,930

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,478	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,478)	1,478

	Total Investments — 99.6% (Cost $197,712)	199,149
	Other Assets in Excess of Liabilities — 0.4%	723

	NET ASSETS — 100.0%	$199,872

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	265

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2013.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollars
CDO	— Collateralized Debt Obligation
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLP	— Chilean Peso
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
CONS	— Consolidated Bonds
DOP	— Dominican Peso
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2013. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RON	— Romanian Leu
RUB	— Russian Ruble
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2013.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
ZAR	— South African Rand
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2013.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of August 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

^	— All or a portion of the security is unsettled as of August 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
#	— Security is distressed as of August 31, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$12,920

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund	High Yield Fund
ASSETS:
Investments in non-affiliates, at value	$25,066,340	$2,529,005		$1,569,212	$9,880,128
Investments in affiliates, at value	134,687	11,642		83,890	347,615

Total investment securities, at value	25,201,027	2,540,647		1,653,102	10,227,743
Cash	6	20		—	2,482
Foreign currency, at value	—	463		—	—
Receivables:
Investment securities sold	11,274	3,403		12	40,201
Fund shares sold	49,413	2,664		3,067	38,435
Interest and dividends from non-affiliates	117,002	21,190		5,456	172,814
Dividends from affiliates	3	—	(a)	1	9
Variation margin on futures contracts	—	2		—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	126		—	—
Unrealized appreciation on unfunded commitments	—	—		—	36
Other assets	—	131		—	—

Total Assets	25,378,725	2,568,646		1,661,638	10,481,720

LIABILITIES:
Payables:
Distributions	5,799	4,270		1,643	18,958
Investment securities purchased	23,302	3,203		—	66,812
Fund shares redeemed	48,278	4,044		3,069	19,075
Unrealized depreciation on unfunded commitments	126	2		—	—
Accrued liabilities:
Investment advisory fees	6,532	659		424	5,739
Administration fees	373	79		61	197
Shareholder servicing fees	2,800	428		39	736
Distribution fees	2,328	320		254	422
Custodian and accounting fees	352	56		39	82
Collateral management fees	—	2		—	—
Trustees’ and Chief Compliance Officer’s fees	—	1		5	5
Other	2,703	240		116	2,248

Total Liabilities	92,593	13,304		5,650	114,274

Net Assets	$25,286,132	$2,555,342		$1,655,988	$10,367,446

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund
NET ASSETS:
Paid-in-Capital	$24,641,529	$2,768,975	$1,566,663	$9,862,230
Accumulated undistributed (distributions in excess of) net investment income	23,697	3,076	1,533	20,229
Accumulated net realized gains (losses)	103,630	(246,738)	3,546	251,054
Net unrealized appreciation (depreciation)	517,276	30,029	84,246	233,933

Total Net Assets	$25,286,132	$2,555,342	$1,655,988	$10,367,446

Net Assets:
Class A	$5,461,770	$373,783	$711,996	$923,874
Class B	32,613	2,728	5,928	7,020
Class C	1,631,202	347,210	111,816	320,752
Class R2	110,525	10,132	49,905	16,205
Class R5	337,559	—	—	102,274
Class R6	5,305,860	303,534	—	1,827,147
Institutional Class	—	58,675	—	—
Select Class	12,406,603	1,459,280	776,343	7,170,174

Total	$25,286,132	$2,555,342	$1,655,988	$10,367,446

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	471,704	45,590	64,624	115,544
Class B	2,818	331	539	875
Class C	140,201	42,185	10,185	40,079
Class R2	9,559	1,237	4,534	2,030
Class R5	29,198	—	—	12,725
Class R6	458,088	37,025	—	227,630
Institutional Class	—	7,153	—	—
Select Class	1,072,388	178,114	70,487	892,779

Net Asset Value (a):
Class A — Redemption price per share	$11.58	$8.20	$11.02	$8.00
Class B — Offering price per share (b)	11.57	8.25	11.01	8.02
Class C — Offering price per share (b)	11.63	8.23	10.98	8.00
Class R2 — Offering and redemption price per share	11.56	8.19	11.01	7.98
Class R5 — Offering and redemption price per share	11.56	—	—	8.04
Class R6 — Offering and redemption price per share	11.58	8.20	—	8.03
Institutional Class — Offering and redemption price per share	—	8.20	—	—
Select Class — Offering and redemption price per share	11.57	8.19	11.01	8.03
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.03	$8.52	$11.45	$8.31

Cost of investments in non-affiliates	$24,548,938	$2,499,075	$1,484,966	$9,646,231
Cost of investments in affiliates	134,687	11,642	83,890	347,615
Cost of foreign currency	—	489	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Inflation Managed Bond Fund		Limited Duration Bond Fund	Mortgage-Backed Securities Fund
ASSETS:
Investments in non-affiliates, at value	$1,496,233		$567,571	$3,629,739
Investments in affiliates, at value	92,491		118,370	16,209
Investments in affiliates — restricted, at value	12,920		—	—

Total investment securities, at value	1,601,644		685,941	3,645,948
Receivables:
Investment securities sold	—		183	573
Fund shares sold	2,180		3,226	4,494
Interest and dividends from non-affiliates	7,801		831	10,411
Dividends from affiliates	1		3	—	(a)
Outstanding swap contracts, at value	2,266		—	—
Prepaid expenses and other assets	136		—	—

Total Assets	1,614,028		690,184	3,661,426

LIABILITIES:
Payables:
Distributions	973		259	1,960
Investment securities purchased	3,182		4,640	13,634
Fund shares redeemed	1,436		511	6,064
Unrealized depreciation on unfunded commitments	—		—	18
Outstanding swap contracts, at value	14,069		—	—
Accrued liabilities:
Investment advisory fees	406		81	580
Shareholder servicing fees	102		110	237
Distribution fees	22		71	48
Custodian and accounting fees	52		41	—
Collateral management fees	5		—	—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—
Other	116		79	19

Total Liabilities	20,363		5,793	22,560

Net Assets	$1,593,665		$684,391	$3,638,866

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund	Limited Duration Bond Fund	Mortgage-Backed Securities Fund
NET ASSETS:
Paid-in-Capital	$1,618,212	$781,237	$3,596,145
Accumulated undistributed (distributions in excess of) net investment income	350	(128)	4,127
Accumulated net realized gains (losses)	2,382	(74,359)	476
Net unrealized appreciation (depreciation)	(27,279)	(22,359)	38,118

Total Net Assets	$1,593,665	$684,391	$3,638,866

Net Assets:
Class A	$63,282	$146,336	$192,520
Class B	—	409	—
Class C	6,054	64,259	7,578
Class R2	11,157	—	—
Class R5	56	—	—
Class R6	322,647	16,184	1,815,370
Select Class	1,190,469	457,203	1,623,398

Total	$1,593,665	$684,391	$3,638,866

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	6,098	14,868	16,756
Class B	—	42	—
Class C	585	6,598	675
Class R2	1,075	—	—
Class R5	5	—	—
Class R6	31,060	1,642	161,462
Select Class	114,679	46,447	144,417

Net Asset Value (a):
Class A — Redemption price per share	$10.38	$9.84	$11.49
Class B — Offering price per share (b)	—	9.76	—
Class C — Offering price per share (b)	10.35	9.74	11.22
Class R2 — Offering and redemption price per share	10.38	—	—
Class R5 — Offering and redemption price per share	10.42	—	—
Class R6 — Offering and redemption price per share	10.39	9.86	11.24
Select Class — Offering and redemption price per share	10.38	9.84	11.24
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.78	$10.07	$11.94

Cost of investments in non-affiliates	$1,511,709	$589,930	$3,591,603
Cost of investments in affiliates	92,491	118,370	16,209
Cost of investments in affiliates — restricted	12,920	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Short Duration Bond Fund	Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$11,682,515	$47,614		$197,671
Investments in affiliates, at value	10,315	3,321		1,478

Total investment securities, at value	11,692,830	50,935		199,149
Cash	—	37		—
Receivables:
Investment securities sold	3,701	50		—
Fund shares sold	80,756	398		198
Interest and dividends from non-affiliates	60,615	734		1,594
Dividends from affiliates	1	—	(a)	—	(a)
Due from Advisor	—	12		—
Other assets	—	46		—

Total Assets	11,837,903	52,212		200,941

LIABILITIES:
Payables:
Due to custodian	170	—		—
Distributions	4,382	73		68
Investment securities purchased	55,663	1,977		—
Fund shares redeemed	26,230	—	(a)	847
Unrealized depreciation on unfunded commitments	3	—		—
Accrued liabilities:
Investment advisory fees	2,446	—		60
Administration fees	—	1		14
Shareholder servicing fees	1,773	6		—
Distribution fees	176	—	(a)	12
Custodian and accounting fees	195	9		8
Trustees’ and Chief Compliance Officer’s fees	2	—	(a)	—	(a)
Other	121	57		60

Total Liabilities	91,161	2,123		1,069

Net Assets	$11,746,742	$50,089		$199,872

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$11,706,584	$50,452	$197,742
Accumulated undistributed (distributions in excess of) net investment income	4,201	81	60
Accumulated net realized gains (losses)	6,743	19	633
Net unrealized appreciation (depreciation)	29,214	(463)	1,437

Total Net Assets	$11,746,742	$50,089	$199,872

Net Assets:
Class A	$253,602	$219	$55,927
Class B	818	—	197
Class C	185,916	50	—
Class R6	3,275,275	50	—
Select Class	8,031,131	49,770	143,748

Total	$11,746,742	$50,089	$199,872

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	23,325	22	5,877
Class B	74	—	20
Class C	16,994	5	—
Class R6	300,861	5	—
Select Class	737,766	5,030	15,121

Net Asset Value (a):
Class A — Redemption price per share	$10.87	$9.89	$9.52
Class B — Offering price per share (b)	10.98	—	9.50
Class C — Offering price per share (b)	10.94	9.89	—
Class R6 — Offering and redemption price per share	10.89	9.90	—
Select Class — Offering and redemption price per share	10.89	9.90	9.51
Class A maximum sales charge	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.12	$10.12	$9.74

Cost of investments in non-affiliates	$11,653,298	$48,077	$196,234
Cost of investments in affiliates	10,315	3,321	1,478

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$444,984	$60,363	$29,408	$381,310
Dividend income from non-affiliates	—	390	—	4,406
Dividend income from affiliates	48	7	4	6
Foreign taxes withheld	—	— (a)	—	—

Total investment income	445,032	60,760	29,412	385,722

EXPENSES:
Investment advisory fees	42,087	4,288	2,742	36,127
Administration fees	11,829	1,205	771	4,687
Distribution fees:
Class A	7,591	636	961	1,224
Class B	142	13	27	30
Class C	8,234	1,834	583	1,291
Class R2	286	25	126	41
Shareholder servicing fees:
Class A	7,591	636	961	1,224
Class B	47	4	9	10
Class C	2,745	611	194	430
Class R2	143	13	63	21
Class R5	75	—	—	26
Institutional Class	—	26	—	—
Select Class	17,652	1,891	1,058	9,772
Custodian and accounting fees	719	144	69	196
Interest expense to affiliates	— (a)	—	—	— (a)
Professional fees	206	37	29	65
Collateral management fees	—	3	—	—
Trustees’ and Chief Compliance Officer’s fees	159	16	15	63
Printing and mailing costs	1,531	126	92	704
Registration and filing fees	260	103	53	316
Transfer agent fees	7,707	423	913	3,007
Other	162	20	11	101

Total expenses	109,166	12,054	8,677	59,335

Less amounts waived	(18,336)	(1,069)	(2,386)	(10,806)
Less earnings credits	— (a)	—	—	(1)

Net expenses	90,830	10,985	6,291	48,528

Net investment income (loss)	354,202	49,775	23,121	337,194

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	87,124	18,891	(3,035)	152,905
Futures	—	3	—	—
Foreign currency transactions	—	461	—	—
Swaps	—	(56)	—	—

Net realized gain (loss)	87,124	19,299	(3,035)	152,905

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(1,115,340)	(118,323)	(84,416)	(387,084)
Futures	—	(2)	—	—
Foreign currency translations	—	37	—	—
Swaps	—	(5)	—	—
Unfunded commitments	(126)	(2)	—	(33)

Change in net unrealized appreciation/depreciation	(1,115,466)	(118,295)	(84,416)	(387,117)

Net realized/unrealized gains (losses)	(1,028,342)	(98,996)	(87,451)	(234,212)

Change in net assets resulting from operations	$(674,140)	$(49,221)	$(64,330)	$102,982

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund	Limited Duration Bond Fund	Mortgage-Backed Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$15,443	$4,139	$63,474
Interest income from affiliates	2	—	—
Dividend income from affiliates	9	15	—

Total investment income	15,454	4,154	63,474

EXPENSES:
Investment advisory fees	2,757	706	7,264
Administration fees	664	238	1,750
Distribution fees:
Class A	149	113	326
Class B	—	1	—
Class C	25	247	29
Class R2	29	—	—
Shareholder servicing fees:
Class A	149	113	326
Class B	—	— (a)	—
Class C	8	82	10
Class R2	14	—	—
Class R5	— (a)	—	—
Select Class	1,460	498	2,478
Custodian and accounting fees	94	59	75
Professional fees	49	23	37
Interest expense to affiliates	—	—	— (a)
Collateral management fees	10	—	—
Trustees’ and Chief Compliance Officer’s fees	9	3	23
Printing and mailing costs	190	29	59
Registration and filing fees	47	36	78
Transfer agent fees	325	82	595
Other	12	8	31

Total expenses	5,991	2,238	13,081

Less amounts waived	(1,297)	(700)	(5,901)

Net expenses	4,694	1,538	7,180

Net investment income (loss)	10,760	2,616	56,294

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	311	— (a)	3,076
Swaps	51	—	—

Net realized gain (loss)	362	— (a)	3,076

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(53,310)	(356)	(127,666)
Swaps	(11,248)	—	—
Unfunded commitments	—	—	(18)

Change in net unrealized appreciation/depreciation	(64,558)	(356)	(127,684)

Net realized/unrealized gains (losses)	(64,196)	(356)	(124,608)

Change in net assets resulting from operations	$(53,436)	$2,260	$(68,314)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Short Duration Bond Fund	Short Duration High Yield Fund (a)		Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$86,776	$742		$2,116
Dividend income from non-affiliates	—	4		—
Dividend income from affiliates	4	1		— (b)

Total investment income	86,780	747		2,116

EXPENSES:
Investment advisory fees	14,979	74		439
Administration fees	5,053	12		123
Distribution fees:
Class A	328	—	(b)	82
Class B	3	—		1
Class C	801	—	(b)	—
Shareholder servicing fees:
Class A	328	—	(b)	82
Class B	1	—		— (b)
Class C	267	—	(b)	—
Select Class	9,676	37		283
Custodian and accounting fees	342	17		16
Professional fees	71	55		23
Trustees’ and Chief Compliance Officer’s fees	68	—	(b)	2
Printing and mailing costs	164	1		13
Registration and filing fees	111	5		17
Transfer agent fees	1,334	2		27
Offering costs	—	46		—
Other	80	5		4

Total expenses	33,606	254		1,112

Less amounts waived	(4,279)	(99)		(376)
Less earnings credits	— (b)	—		—
Less expense reimbursements	—	(59)		—

Net expenses	29,327	96		736

Net investment income (loss)	57,453	651		1,380

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(855)	19		602

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(106,360)	(463)		(4,056)
Unfunded commitments	(3)	—		—

Change in net unrealized appreciation/depreciation	(106,363)	(463)		(4,056)

Net realized/unrealized gains (losses)	(107,218)	(444)		(3,454)

Change in net assets resulting from operations	$(49,765)	$207		$(2,074)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$354,202	$764,547	$49,775	$99,179
Net realized gain (loss)	87,124	25,832	19,299	3,074
Change in net unrealized appreciation/depreciation	(1,115,466)	181,121	(118,295)	28,472

Change in net assets resulting from operations	(674,140)	971,500	(49,221)	130,725

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(71,829)	(165,521)	(8,449)	(18,728)
From net realized gains	—	(8,365)	—	(318)
Class B
From net investment income	(326)	(952)	(45)	(125)
From net realized gains	—	(57)	—	(2)
Class C
From net investment income	(18,290)	(51,560)	(6,553)	(14,865)
From net realized gains	—	(3,423)	—	(313)
Class R2
From net investment income	(1,237)	(2,276)	(156)	(246)
From net realized gains	—	(141)	—	(6)
Class R5
From net investment income	(4,070)	(7,056)	—	—
From net realized gains	—	(356)	—	—
Class R6
From net investment income	(71,478)	(126,119)	(5,445)	(6,951)
From net realized gains	—	(6,200)	—	(151)
Institutional Class
From net investment income	—	—	(1,002)	(1,823)
From net realized gains	—	—	—	(27)
Select Class
From net investment income	(178,479)	(397,079)	(26,972)	(54,671)
From net realized gains	—	(19,341)	—	(850)

Total distributions to shareholders	(345,709)	(788,446)	(48,622)	(99,076)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,075,508)	4,609,886	(300,400)	649,309

NET ASSETS:
Change in net assets	(4,095,357)	4,792,940	(398,243)	680,958
Beginning of period	29,381,489	24,588,549	2,953,585	2,272,627

End of period	$25,286,132	$29,381,489	$2,555,342	$2,953,585

Accumulated undistributed (distributions in excess of) net investment income	$23,697	$15,204	$3,076	$1,923

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,121	$48,073	$337,194	$757,668
Net realized gain (loss)	(3,035)	6,697	152,905	176,021
Change in net unrealized appreciation/depreciation	(84,416)	(7,667)	(387,117)	281,817

Change in net assets resulting from operations	(64,330)	47,103	102,982	1,215,506

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,291)	(18,040)	(28,233)	(65,704)
From net realized gains	—	—	—	(6,639)
Class B
From net investment income	(61)	(185)	(208)	(547)
From net realized gains	—	—	—	(59)
Class C
From net investment income	(1,271)	(3,797)	(9,116)	(18,786)
From net realized gains	—	—	—	(2,270)
Class R2
From net investment income	(557)	(934)	(460)	(829)
From net realized gains	—	—	—	(101)
Class R5
From net investment income	—	—	(3,201)	(5,024)
From net realized gains	—	—	—	(633)
Class R6
From net investment income	—	—	(55,990)	(109,665)
From net realized gains	—	—	—	(10,696)
Select Class
From net investment income	(11,329)	(24,161)	(232,841)	(545,063)
From net realized gains	—	—	—	(52,799)

Total distributions to shareholders	(22,509)	(47,117)	(330,049)	(818,815)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(138,877)	258,662	(719,453)	(613,323)

NET ASSETS:
Change in net assets	(225,716)	258,648	(946,520)	(216,632)
Beginning of period	1,881,704	1,623,056	11,313,966	11,530,598

End of period	$1,655,988	$1,881,704	$10,367,446	$11,313,966

Accumulated undistributed (distributions in excess of) net investment income	$1,533	$921	$20,229	$13,084

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,760	$21,776	$2,616	$6,422
Net realized gain (loss)	362	4,293	— (a)	(4,545)
Change in net unrealized appreciation/depreciation	(64,558)	11,714	(356)	20,499

Change in net assets resulting from operations	(53,436)	37,783	2,260	22,376

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(719)	(2,393)	(371)	(687)
From net realized gains	—	(800)	—	—
Class B
From net investment income	—	—	— (a)	(2)
Class C
From net investment income	(18)	(50)	(93)	(466)
From net realized gains	—	(30)	—	—
Class R2
From net investment income	(51)	(138)	—	—
From net realized gains	—	(52)	—	—
Class R5
From net investment income	— (a)	(1)	—	—
From net realized gains	—	— (a)	—	—
Class R6
From net investment income	(2,038)	(3,137)	(60)	(122)
From net realized gains	—	(1,046)	—	—
Select Class
From net investment income	(7,639)	(15,953)	(1,933)	(4,794)
From net realized gains	—	(5,610)	—	—

Total distributions to shareholders	(10,465)	(29,210)	(2,457)	(6,071)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	94,586	366,379	170,872	98,721

NET ASSETS:
Change in net assets	30,685	374,952	170,675	115,026
Beginning of period	1,562,980	1,188,028	513,716	398,690

End of period	$1,593,665	$1,562,980	$684,391	$513,716

Accumulated undistributed (distributions in excess of) net investment income	$350	$55	$(128)	$(287)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,294	$123,576	$57,453	$150,109
Net realized gain (loss)	3,076	159	(855)	8,412
Change in net unrealized appreciation/depreciation	(127,684)	21,001	(106,363)	(11,755)

Change in net assets resulting from operations	(68,314)	144,736	(49,765)	146,766

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,897)	(8,251)	(808)	(2,684)
From net realized gains	—	—	—	(71)
Class B
From net investment income	—	—	(1)	(5)
From net realized gains	—	—	—	— (a)
Class C (b)
From net investment income	(75)	(52)	(161)	(1,298)
From net realized gains	—	—	—	(64)
Class R6
From net investment income	(26,239)	(56,794)	(20,407)	(55,759)
From net realized gains	—	—	—	(1,029)
Select Class
From net investment income	(25,106)	(56,567)	(34,463)	(88,264)
From net realized gains	—	—	—	(1,840)

Total distributions to shareholders	(54,317)	(121,664)	(55,840)	(151,014)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(646,894)	1,326,100	(457,825)	1,279,244

NET ASSETS:
Change in net assets	(769,525)	1,349,172	(563,430)	1,274,996
Beginning of period	4,408,391	3,059,219	12,310,172	11,035,176

End of period	$3,638,866	$4,408,391	$11,746,742	$12,310,172

Accumulated undistributed (distributions in excess of) net investment income	$4,127	$2,150	$4,201	$2,588

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Short Duration High Yield Fund	Treasury & Agency Fund
	Six Months Ended 8/31/2013 (Unaudited) (a)	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$651	$1,380	$3,709
Net realized gain (loss)	19	602	1,444
Change in net unrealized appreciation/depreciation	(463)	(4,056)	(3,654)

Change in net assets resulting from operations	207	(2,074)	1,499

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2)	(257)	(729)
From net realized gains	—	—	(383)
Class B
From net investment income	—	— (b)	(1)
From net realized gains	—	—	(1)
Class C
From net investment income	(1)	—	—
Class R6
From net investment income	(1)	—	—
Select Class
From net investment income	(566)	(1,116)	(2,899)
From net realized gains	—	—	(1,168)

Total distributions to shareholders	(570)	(1,373)	(5,181)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,452	(105,778)	(92,221)

NET ASSETS:
Change in net assets	50,089	(109,225)	(95,903)
Beginning of period	—	309,097	405,000

End of period	$50,089	$199,872	$309,097

Accumulated undistributed (distributions in excess of) net investment income	$81	$60	$53

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$695,629	$2,473,187	$79,447	$289,856
Distributions reinvested	67,750	166,337	7,747	18,194
Cost of shares redeemed	(1,425,819)	(2,274,781)	(265,701)	(169,224)

Change in net assets resulting from Class A capital transactions	$(662,440)	$364,743	$(178,507)	$138,826

Class B
Proceeds from shares issued	$320	$2,026	$111	$762
Distributions reinvested	315	960	42	117
Cost of shares redeemed	(9,131)	(14,656)	(1,066)	(2,178)

Change in net assets resulting from Class B capital transactions	$(8,496)	$(11,670)	$(913)	$(1,299)

Class C
Proceeds from shares issued	$97,268	$754,843	$48,094	$266,890
Distributions reinvested	17,196	51,441	6,422	14,860
Cost of shares redeemed	(954,114)	(675,153)	(250,490)	(126,679)

Change in net assets resulting from Class C capital transactions	$(839,650)	$131,131	$(195,974)	$155,071

Class R2
Proceeds from shares issued	$16,435	$64,077	$1,960	$11,358
Distributions reinvested	1,072	2,081	136	236
Cost of shares redeemed	(15,555)	(20,869)	(1,286)	(2,915)

Change in net assets resulting from Class R2 capital transactions	$1,952	$45,289	$810	$8,679

Class R5
Proceeds from shares issued	$131,762	$191,720	$—	$—
Distributions reinvested	3,232	5,688	—	—
Cost of shares redeemed	(72,973)	(103,038)	—	—

Change in net assets resulting from Class R5 capital transactions	$62,021	$94,370	$—	$—

Class R6
Proceeds from shares issued	$1,065,506	$2,556,486	$81,235	$206,827
Distributions reinvested	67,534	124,092	3,019	4,374
Cost of shares redeemed	(765,696)	(793,430)	(13,586)	(32,972)

Change in net assets resulting from Class R6 capital transactions	$367,344	$1,887,148	$70,668	$178,229

Institutional Class
Proceeds from shares issued	$—	$—	$33,930	$34,794
Distributions reinvested	—	—	724	1,247
Cost of shares redeemed	—	—	(26,039)	(23,769)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$8,615	$12,272

Select Class
Proceeds from shares issued	$2,556,705	$5,700,746	$91,315	$302,317
Distributions reinvested	152,692	350,053	5,943	12,248
Cost of shares redeemed	(4,705,636)	(3,951,924)	(102,357)	(157,034)

Change in net assets resulting from Select Class capital transactions	$(1,996,239)	$2,098,875	$(5,099)	$157,531

Total change in net assets resulting from capital transactions	$(3,075,508)	$4,609,886	$(300,400)	$649,309

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	58,538	205,673	9,419	34,258
Reinvested	5,734	13,809	925	2,150
Redeemed	(120,668)	(189,218)	(31,802)	(19,972)

Change in Class A Shares	(56,396)	30,264	(21,458)	16,436

Class B
Issued	27	168	13	89
Reinvested	27	80	5	14
Redeemed	(772)	(1,219)	(126)	(256)

Change in Class B Shares	(718)	(971)	(108)	(153)

Class C
Issued	8,118	62,430	5,664	31,440
Reinvested	1,446	4,251	763	1,749
Redeemed	(80,521)	(55,855)	(29,913)	(14,903)

Change in Class C Shares	(70,957)	10,826	(23,486)	18,286

Class R2
Issued	1,384	5,333	233	1,346
Reinvested	91	173	16	28
Redeemed	(1,315)	(1,735)	(153)	(344)

Change in Class R2 Shares	160	3,771	96	1,030

Class R5
Issued	11,264	15,946	—	—
Reinvested	275	473	—	—
Redeemed	(6,199)	(8,574)	—	—

Change in Class R5 Shares	5,340	7,845	—	—

Class R6
Issued	89,585	212,358	9,584	24,412
Reinvested	5,722	10,300	361	516
Redeemed	(64,162)	(65,843)	(1,635)	(3,870)

Change in Class R6 Shares	31,145	156,815	8,310	21,058

Institutional Class
Issued	—	—	4,028	4,113
Reinvested	—	—	87	148
Redeemed	—	—	(3,082)	(2,811)

Change in Institutional Class Shares	—	—	1,033	1,450

Select Class
Issued	216,134	474,033	10,921	35,923
Reinvested	12,935	29,082	711	1,447
Redeemed	(398,376)	(328,768)	(12,265)	(18,592)

Change in Select Class Shares	(169,307)	174,347	(633)	18,778

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$243,057	$478,620	$257,822	$476,797
Distributions reinvested	6,378	12,845	24,805	66,399
Cost of shares redeemed	(278,439)	(328,287)	(303,022)	(718,161)

Change in net assets resulting from Class A capital transactions	$(29,004)	$163,178	$(20,395)	$(174,965)

Class B
Proceeds from shares issued	$21	$538	$273	$623
Distributions reinvested	49	148	186	536
Cost of shares redeemed	(2,383)	(3,793)	(1,871)	(3,959)

Change in net assets resulting from Class B capital transactions	$(2,313)	$(3,107)	$(1,412)	$(2,800)

Class C
Proceeds from shares issued	$8,077	$54,213	$39,980	$114,891
Distributions reinvested	1,113	3,466	8,159	18,187
Cost of shares redeemed	(76,412)	(73,226)	(68,777)	(76,506)

Change in net assets resulting from Class C capital transactions	$(67,222)	$(15,547)	$(20,638)	$56,572

Class R2
Proceeds from shares issued	$20,901	$47,597	$3,468	$13,080
Distributions reinvested	315	495	383	746
Cost of shares redeemed	(18,428)	(23,650)	(3,684)	(5,007)

Change in net assets resulting from Class R2 capital transactions	$2,788	$24,442	$167	$8,819

Class R5
Proceeds from shares issued	$—	$—	$17,623	$61,004
Distributions reinvested	—	—	3,023	5,377
Cost of shares redeemed	—	—	(18,579)	(17,412)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$2,067	$48,969

Class R6
Proceeds from shares issued	$—	$—	$372,204	$790,566
Distributions reinvested	—	—	44,042	94,179
Cost of shares redeemed	—	—	(297,114)	(655,244)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$119,132	$229,501

Select Class
Proceeds from shares issued	$109,342	$389,014	$1,296,066	$2,995,658
Distributions reinvested	4,133	6,187	123,502	284,125
Cost of shares redeemed	(156,601)	(305,505)	(2,217,942)	(4,059,202)

Change in net assets resulting from Select Class capital transactions	$(43,126)	$89,696	$(798,374)	$(779,419)

Total change in net assets resulting from capital transactions	$(138,877)	$258,662	$(719,453)	$(613,323)

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	21,470	41,137	31,538	59,650
Reinvested	564	1,104	3,044	8,301
Redeemed	(24,653)	(28,271)	(37,181)	(89,709)

Change in Class A Shares	(2,619)	13,970	(2,599)	(21,758)

Class B
Issued	2	46	33	77
Reinvested	4	13	23	67
Redeemed	(209)	(328)	(229)	(494)

Change in Class B Shares	(203)	(269)	(173)	(350)

Class C
Issued	710	4,685	4,872	14,407
Reinvested	98	300	1,000	2,267
Redeemed	(6,782)	(6,334)	(8,422)	(9,503)

Change in Class C Shares	(5,974)	(1,349)	(2,550)	7,171

Class R2
Issued	1,834	4,098	424	1,657
Reinvested	28	42	47	93
Redeemed	(1,613)	(2,034)	(451)	(624)

Change in Class R2 Shares	249	2,106	20	1,126

Class R5
Issued	—	—	2,141	7,560
Reinvested	—	—	369	666
Redeemed	—	—	(2,261)	(2,150)

Change in Class R5 Shares	—	—	249	6,076

Class R6
Issued	—	—	45,274	98,384
Reinvested	—	—	5,387	11,729
Redeemed	—	—	(36,069)	(81,730)

Change in Class R6 Shares	—	—	14,592	28,383

Select Class
Issued	9,631	33,436	157,057	374,074
Reinvested	367	532	15,100	35,370
Redeemed	(13,912)	(26,241)	(270,312)	(506,376)

Change in Select Class Shares	(3,914)	7,727	(98,155)	(96,932)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,177	$76,699	$101,509	$27,680
Distributions reinvested	682	2,806	347	616
Cost of shares redeemed	(114,126)	(54,717)	(19,151)	(14,606)

Change in net assets resulting from Class A capital transactions	$(92,267)	$24,788	$82,705	$13,690

Class B
Proceeds from shares issued	$—	$—	$215	$64
Distributions reinvested	—	—	— (a)	2
Cost of shares redeemed	—	—	(51)	(117)

Change in net assets resulting from Class B capital transactions	$—	$—	$164	$(51)

Class C
Proceeds from shares issued	$1,668	$3,542	$16,057	$29,757
Distributions reinvested	18	80	90	439
Cost of shares redeemed	(1,933)	(1,376)	(15,641)	(22,992)

Change in net assets resulting from Class C capital transactions	$(247)	$2,246	$506	$7,204

Class R2
Proceeds from shares issued	$936	$2,408	$—	$—
Distributions reinvested	51	190	—	—
Cost of shares redeemed	(846)	(2,362)	—	—

Change in net assets resulting from Class R2 capital transactions	$141	$236	$—	$—

Class R5
Distributions reinvested	$— (a)	$1	$—	$—

Change in net assets resulting from Class R5 capital transactions	$— (a)	$1	$—	$—

Class R6
Proceeds from shares issued	$208,136	$119,263	$8,705	$7,265
Distributions reinvested	1,573	2,940	56	105
Cost of shares redeemed	(120,114)	(47,770)	(874)	(3,020)

Change in net assets resulting from Class R6 capital transactions	$89,595	$74,433	$7,887	$4,350

Select Class
Proceeds from shares issued	$254,708	$616,700	$110,753	$142,554
Distributions reinvested	1,887	6,458	338	857
Cost of shares redeemed	(159,231)	(358,483)	(31,481)	(69,883)

Change in net assets resulting from Select Class capital transactions	$97,364	$264,675	$79,610	$73,528

Total change in net assets resulting from capital transactions	$94,586	$366,379	$170,872	$98,721

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	1,985	7,130	10,284	2,848
Reinvested	64	260	35	64
Redeemed	(10,764)	(5,065)	(1,942)	(1,506)

Change in Class A Shares	(8,715)	2,325	8,377	1,406

Class B
Issued	—	—	22	7
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(5)	(12)

Change in Class B Shares	—	—	17	(5)

Class C
Issued	157	330	1,643	3,100
Reinvested	2	7	9	46
Redeemed	(184)	(128)	(1,602)	(2,400)

Change in Class C Shares	(25)	209	50	746

Class R2
Issued	88	223	—	—
Reinvested	5	18	—	—
Redeemed	(80)	(219)	—	—

Change in Class R2 Shares	13	22	—	—

Class R5
Reinvested	— (a)	— (a)	—	—

Change in Class R5 Shares	— (a)	— (a)	—	—

Class R6
Issued	19,720	11,044	882	756
Reinvested	148	273	6	11
Redeemed	(11,341)	(4,426)	(88)	(309)

Change in Class R6 Shares	8,527	6,891	800	458

Select Class
Issued	23,911	57,067	11,232	14,605
Reinvested	178	598	34	89
Redeemed	(14,925)	(33,202)	(3,192)	(7,217)

Change in Select Class Shares	9,164	24,463	8,074	7,477

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$37,609	$210,270	$69,414	$145,512
Distributions reinvested	2,728	7,733	765	2,588
Cost of shares redeemed	(135,159)	(181,363)	(95,390)	(126,947)

Change in net assets resulting from Class A capital transactions	$(94,822)	$36,640	$(25,211)	$21,153

Class B
Proceeds from shares issued	$—	$—	$133	$212
Distributions reinvested	—	—	1	5
Cost of shares redeemed	—	—	(256)	(679)

Change in net assets resulting from Class B capital transactions	$—	$—	$(122)	$(462)

Class C (a)
Proceeds from shares issued	$2,574	$6,799	$28,768	$107,643
Distributions reinvested	70	48	156	1,316
Cost of shares redeemed	(1,414)	(225)	(78,888)	(168,176)

Change in net assets resulting from Class C capital transactions	$1,230	$6,622	$(49,964)	$(59,217)

Class R6
Proceeds from shares issued	$122,071	$434,232	$1,261,695	$3,283,601
Distributions reinvested	24,950	53,924	9,241	25,867
Cost of shares redeemed	(138,897)	(174,228)	(2,041,637)	(2,759,024)

Change in net assets resulting from Class R6 capital transactions	$8,124	$313,928	$(770,701)	$550,444

Select Class
Proceeds from shares issued	$338,857	$1,693,505	$2,822,905	$5,354,974
Distributions reinvested	13,281	32,003	11,776	14,993
Cost of shares redeemed	(913,564)	(756,598)	(2,446,508)	(4,602,641)

Change in net assets resulting from Select Class capital transactions	$(561,426)	$968,910	$388,173	$767,326

Total change in net assets resulting from capital transactions	$(646,894)	$1,326,100	$(457,825)	$1,279,244

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	3,195	17,763	6,357	13,248
Reinvested	233	654	70	236
Redeemed	(11,561)	(15,308)	(8,729)	(11,559)

Change in Class A Shares	(8,133)	3,109	(2,302)	1,925

Class B
Issued	—	—	12	19
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(23)	(61)

Change in Class B Shares	—	—	(11)	(42)

Class C (a)
Issued	224	585	2,614	9,740
Reinvested	6	4	14	119
Redeemed	(125)	(19)	(7,175)	(15,219)

Change in Class C Shares	105	570	(4,547)	(5,360)

Class R6
Issued	10,597	37,543	115,271	298,488
Reinvested	2,184	4,654	845	2,353
Redeemed	(12,179)	(15,014)	(186,563)	(250,857)

Change in Class R6 Shares	602	27,183	(70,447)	49,984

Select Class
Issued	29,495	146,075	258,188	487,008
Reinvested	1,162	2,762	1,078	1,364
Redeemed	(79,736)	(65,237)	(223,652)	(418,511)

Change in Select Class Shares	(49,079)	83,600	35,614	69,861

(a)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund	Treasury & Agency Fund
	Six Months Ended 8/31/2013 (Unaudited) (a)	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$219	$2,100	$14,284
Distributions reinvested	2	250	1,087
Cost of shares redeemed	(1)	(19,077)	(31,940)

Change in net assets resulting from Class A capital transactions	$220	$(16,727)	$(16,569)

Class B
Proceeds from shares issued	$—	$20	$28
Distributions reinvested	—	— (b)	2
Cost of shares redeemed	—	(47)	(209)

Change in net assets resulting from Class B capital transactions	$—	$(27)	$(179)

Class C
Proceeds from shares issued	$50	$—	$—
Distributions reinvested	1	—	—

Change in net assets resulting from Class C capital transactions	$51	$—	$—

Class R6
Proceeds from shares issued	$50	$—	$—
Distributions reinvested	1	—	—

Change in net assets resulting from Class R6 capital transactions	$51	$—	$—

Select Class
Proceeds from shares issued	$49,900	$28,379	$97,150
Distributions reinvested	451	472	1,675
Cost of shares redeemed	(221)	(117,875)	(174,298)

Change in net assets resulting from Select Class capital transactions	$50,130	$(89,024)	$(75,473)

Total change in net assets resulting from capital transactions	$50,452	$(105,778)	$(92,221)

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended 8/31/2013 (Unaudited) (a)		Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	22		219	1,471
Reinvested	—	(b)	26	112
Redeemed	—	(b)	(1,989)	(3,290)

Change in Class A Shares	22		(1,744)	(1,707)

Class B
Issued	—		1	3
Reinvested	—		— (b)	— (b)
Redeemed	—		(5)	(21)

Change in Class B Shares	—		(4)	(18)

Class C
Issued	5		—	—
Reinvested	—	(b)	—	—

Change in Class C Shares	5		—	—

Class R6
Issued	5		—	—
Reinvested	—	(b)	—	—

Change in Class R6 Shares	5		—	—

Select Class
Issued	5,006		2,957	10,011
Reinvested	46		50	173
Redeemed	(22)		(12,352)	(17,952)

Change in Select Class Shares	5,030		(9,345)	(7,768)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$12.02	$0.14	(f)	$(0.44)	$(0.30)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.93	0.32	(f)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(f)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(f)	0.22	0.64	(0.41)	—	(0.41)
Year Ended February 28, 2010	10.59	0.55	(f)	0.64	1.19	(0.55)	—	(0.55)
Year Ended February 28, 2009	11.04	0.55	(f)	(0.46)	0.09	(0.54)	—	(0.54)

Class B
Six Months Ended August 31, 2013 (Unaudited)	12.01	0.11	(f)	(0.45)	(0.34)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.92	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.45	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.22	0.34	(f)	0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.58	0.48	(f)	0.63	1.11	(0.47)	—	(0.47)
Year Ended February 28, 2009	11.03	0.47	(f)	(0.45)	0.02	(0.47)	—	(0.47)

Class C
Six Months Ended August 31, 2013 (Unaudited)	12.07	0.11	(f)	(0.45)	(0.34)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.98	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(f)	0.23	0.57	(0.34)	—	(0.34)
Year Ended February 28, 2010	10.65	0.46	(f)	0.65	1.11	(0.48)	—	(0.48)
Year Ended February 28, 2009	11.09	0.48	(f)	(0.45)	0.03	(0.47)	—	(0.47)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	12.00	0.13	(f)	(0.44)	(0.31)	(0.13)	—	(0.13)
Year Ended February 28, 2013	11.91	0.29	(f)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(f)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(f)	0.22	0.61	(0.38)	—	(0.38)
Year Ended February 28, 2010	10.59	0.49	(f)	0.67	1.16	(0.53)	—	(0.53)
November 3, 2008 (g) through February 28, 2009	10.26	0.17	(f)	0.34	0.51	(0.18)	—	(0.18)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	12.00	0.16	(f)	(0.44)	(0.28)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.91	0.36	(f)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(f)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(f)	0.22	0.67	(0.44)	—	(0.44)
Year Ended February 28, 2010	10.58	0.58	(f)	0.63	1.21	(0.58)	—	(0.58)
Year Ended February 28, 2009	11.02	0.58	(f)	(0.45)	0.13	(0.57)	—	(0.57)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	12.02	0.17	(f)	(0.45)	(0.28)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.92	0.36	(f)	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(f)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(f)	0.23	0.69	(0.45)	—	(0.45)
Year Ended February 28, 2010	10.59	0.59	(f)	0.63	1.22	(0.59)	—	(0.59)
Year Ended February 28, 2009	11.03	0.58	(f)	(0.45)	0.13	(0.57)	—	(0.57)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	12.01	0.16	(f)	(0.45)	(0.29)	(0.15)	—	(0.15)
Year Ended February 28, 2013	11.92	0.34	(f)	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(f)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(f)	0.22	0.66	(0.43)	—	(0.43)
Year Ended February 28, 2010	10.58	0.56	(f)	0.64	1.20	(0.56)	—	(0.56)
Year Ended February 28, 2009	11.03	0.56	(f)	(0.46)	0.10	(0.55)	—	(0.55)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.58	(2.49)%	$5,461,770	0.75%	2.42%	0.96%	7%
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20
11.46	5.75	3,982,404	0.74	3.62	0.97	24
11.23	11.45	3,154,129	0.73	4.94	0.97	18
10.59	0.87	1,322,130	0.75	5.12	0.98	18

11.57	(2.81)	32,613	1.40	1.77	1.46	7
12.01	2.91	42,472	1.39	2.04	1.47	15
11.92	7.17	53,729	1.40	2.78	1.48	20
11.45	5.06	76,034	1.39	2.98	1.46	24
11.22	10.71	118,596	1.38	4.37	1.47	18
10.58	0.21	80,648	1.40	4.42	1.48	18

11.63	(2.81)	1,631,202	1.40	1.77	1.46	7
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24
11.28	10.65	2,326,774	1.38	4.12	1.47	18
10.65	0.33	250,444	1.40	4.46	1.48	18

11.56	(2.61)	110,525	1.00	2.18	1.21	7
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24
11.22	11.16	14,608	0.98	4.41	1.22	18
10.59	5.00	63	1.00	4.96	1.25	18

11.56	(2.35)	337,559	0.45	2.73	0.51	7
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24
11.21	11.69	470,155	0.43	5.26	0.53	18
10.58	1.26	259,552	0.45	5.43	0.53	18

11.58	(2.33)	5,305,860	0.40	2.78	0.46	7
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24
11.22	11.72	1,144,420	0.39	5.36	0.47	18
10.59	1.30	754,336	0.40	5.41	0.48	18

11.57	(2.41)	12,406,603	0.58	2.59	0.71	7
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24
11.22	11.61	7,029,375	0.57	5.08	0.72	18
10.58	1.03	2,699,976	0.60	5.21	0.73	18

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$8.49	$0.15	(f)	$(0.29)	$(0.14)	$(0.15)	$—		$(0.15)
Year Ended February 28, 2013	8.38	0.31	(f)	0.10	0.41	(0.30)	—	(g)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(f)	0.19	0.57	(0.38)	—	(g)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(f)	0.34	0.71	(0.37)	—		(0.37)
Year Ended February 28, 2010	7.03	0.43	(f)	0.82	1.25	(0.43)	—		(0.43)
Year Ended February 28, 2009	7.85	0.41	(f)	(0.82)	(0.41)	(0.41)	—		(0.41)

Class B
Six Months Ended August 31, 2013 (Unaudited)	8.54	0.12	(f)	(0.29)	(0.17)	(0.12)	—		(0.12)
Year Ended February 28, 2013	8.43	0.26	(f)	0.10	0.36	(0.25)	—	(g)	(0.25)
Year Ended February 29, 2012	8.24	0.33	(f)	0.19	0.52	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	7.89	0.33	(f)	0.34	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.06	0.38	(f)	0.83	1.21	(0.38)	—		(0.38)
Year Ended February 28, 2009	7.89	0.37	(f)	(0.83)	(0.46)	(0.37)	—		(0.37)

Class C
Six Months Ended August 31, 2013 (Unaudited)	8.52	0.12	(f)	(0.29)	(0.17)	(0.12)	—		(0.12)
Year Ended February 28, 2013	8.42	0.26	(f)	0.09	0.35	(0.25)	—	(g)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(f)	0.19	0.52	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(f)	0.35	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.05	0.38	(f)	0.84	1.22	(0.39)	—		(0.39)
Year Ended February 28, 2009	7.89	0.37	(f)	(0.84)	(0.47)	(0.37)	—		(0.37)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	8.48	0.13	(f)	(0.29)	(0.16)	(0.13)	—		(0.13)
Year Ended February 28, 2013	8.38	0.28	(f)	0.09	0.37	(0.27)	—	(g)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(f)	0.18	0.53	(0.35)	—	(g)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(f)	0.35	0.69	(0.34)	—		(0.34)
Year Ended February 28, 2010	7.03	0.40	(f)	0.82	1.22	(0.40)	—		(0.40)
November 3, 2008 (h) through February 28, 2009	6.90	0.13	(f)	0.12	0.25	(0.12)	—		(0.12)

Class R6 (i)
Six Months Ended August 31, 2013 (Unaudited)	8.49	0.16	(f)	(0.29)	(0.13)	(0.16)	—		(0.16)
Year Ended February 28, 2013	8.38	0.34	(f)	0.10	0.44	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(f)	0.19	0.60	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.40)	—		(0.40)
Year Ended February 28, 2010	7.02	0.45	(f)	0.84	1.29	(0.46)	—		(0.46)
Year Ended February 28, 2009	7.85	0.44	(f)	(0.82)	(0.38)	(0.45)	—		(0.45)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	8.49	0.16	(f)	(0.29)	(0.13)	(0.16)	—		(0.16)
Year Ended February 28, 2013	8.39	0.33	(f)	0.10	0.43	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	8.20	0.40	(f)	0.20	0.60	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.39)	—		(0.39)
June 19, 2009 (h) through February 28, 2010	7.38	0.31	(f)	0.48	0.79	(0.32)	—		(0.32)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	8.48	0.15	(f)	(0.29)	(0.14)	(0.15)	—		(0.15)
Year Ended February 28, 2013	8.38	0.32	(f)	0.09	0.41	(0.31)	—	(g)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(f)	0.19	0.58	(0.39)	—	(g)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(f)	0.34	0.72	(0.38)	—		(0.38)
Year Ended February 28, 2010	7.02	0.44	(f)	0.83	1.27	(0.44)	—		(0.44)
Year Ended February 28, 2009	7.85	0.42	(f)	(0.82)	(0.40)	(0.43)	—		(0.43)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.20	(1.72)%	$373,783	0.75%	3.50%	0.95%	12%
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23
8.19	9.23	327,106	0.73	4.62	0.97	22
7.85	18.14	168,775	0.77	5.59	0.97	26
7.03	(5.32)	50,659	0.92	5.51	0.99	17

8.25	(2.02)	2,728	1.40	2.85	1.45	12
8.54	4.33	3,748	1.38	3.04	1.45	25
8.43	6.44	4,990	1.40	3.99	1.47	23
8.24	8.60	6,270	1.38	4.03	1.47	22
7.89	17.49	7,674	1.40	5.00	1.48	26
7.06	(5.93)	4,295	1.45	4.93	1.49	17

8.23	(2.04)	347,210	1.40	2.85	1.45	12
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23
8.23	8.63	287,042	1.38	3.97	1.47	22
7.88	17.58	152,695	1.39	4.90	1.46	26
7.05	(5.99)	16,495	1.45	5.08	1.50	17

8.19	(1.91)	10,132	1.15	3.11	1.20	12
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23
8.20	8.93	357	1.13	4.22	1.22	22
7.85	17.71	210	1.14	5.21	1.22	26
7.03	3.68	52	1.17	5.83	1.29	17

8.20	(1.54)	303,534	0.40	3.86	0.45	12
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23
8.19	9.60	158,216	0.38	4.92	0.47	22
7.85	18.76	18,465	0.40	5.94	0.48	26
7.02	(4.98)	15,642	0.45	5.95	0.49	17

8.20	(1.59)	58,675	0.49	3.77	0.55	12
8.49	5.20	51,964	0.47	3.94	0.55	25
8.39	7.47	39,168	0.48	4.90	0.57	23
8.20	9.63	27,374	0.47	4.93	0.57	22
7.85	10.89	46,561	0.48	5.73	0.56	26

8.19	(1.66)	1,459,280	0.65	3.61	0.70	12
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23
8.19	9.35	1,260,849	0.63	4.75	0.72	22
7.85	18.46	937,874	0.65	5.81	0.73	26
7.02	(5.21)	662,140	0.67	5.73	0.74	17

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.56	$0.14	$(0.54)	$(0.40)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.55	0.30	0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38	0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11	0.50	(0.39)	—	(0.39)
Year Ended February 28, 2010	10.56	0.42	0.14	0.56	(0.42)	—	(0.42)
Year Ended February 28, 2009	10.55	0.42	0.01	0.43	(0.42)	—	(0.42)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.55	0.10	(0.54)	(0.44)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.54	0.22	— (f)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.80	0.30	0.76	1.06	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.69	0.31	0.11	0.42	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.55	0.34	0.14	0.48	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.54	0.35	0.01	0.36	(0.35)	—	(0.35)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.52	0.10	(0.54)	(0.44)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.51	0.22	— (f)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30	0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12	0.43	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.53	0.35	0.13	0.48	(0.35)	—	(0.35)
Year Ended February 28, 2009	10.53	0.34	0.01	0.35	(0.35)	—	(0.35)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	11.55	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Year Ended February 28, 2013	11.54	0.28	— (f)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35	0.76	1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11	0.48	(0.37)	—	(0.37)
Year Ended February 28, 2010	10.56	0.41	0.12	0.53	(0.40)	—	(0.40)
November 3, 2008 (g) through February 28, 2009	10.07	0.09	0.51	0.60	(0.11)	—	(0.11)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.56	0.16	(0.56)	(0.40)	(0.15)	—	(0.15)
Year Ended February 28, 2013	11.54	0.33	0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41	0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11	0.53	(0.42)	—	(0.42)
Year Ended February 28, 2010	10.56	0.45	0.13	0.58	(0.45)	—	(0.45)
Year Ended February 28, 2009	10.55	0.46	— (f)	0.46	(0.45)	—	(0.45)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.02	(3.49)%	$711,996	0.74%	2.48%	1.01%	5%
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15
10.81	4.69	474,402	0.74	3.56	0.99	18
10.70	5.42	453,605	0.74	3.96	1.03	12
10.56	4.27	372,703	0.75	4.04	1.02	13

11.01	(3.85)	5,928	1.47	1.74	1.51	5
11.55	1.93	8,576	1.47	1.90	1.51	12
11.54	9.87	11,661	1.47	2.68	1.53	15
10.80	3.92	19,524	1.47	2.85	1.49	18
10.69	4.64	34,957	1.47	3.26	1.53	12
10.55	3.50	48,296	1.48	3.34	1.52	13

10.98	(3.86)	111,816	1.47	1.74	1.51	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18
10.66	4.58	185,498	1.47	3.23	1.53	12
10.53	3.46	136,707	1.48	3.24	1.52	13

11.01	(3.61)	49,905	0.99	2.23	1.26	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18
10.69	5.09	3,151	0.99	3.62	1.27	12
10.56	5.97	164	1.00	2.59	1.30	13

11.01	(3.45)	776,343	0.47	2.75	0.76	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18
10.69	5.59	714,113	0.47	4.23	0.78	12
10.56	4.54	605,421	0.48	4.38	0.77	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$8.17	$0.24	(f)	$(0.17)	$0.07	$(0.24)	$—	$(0.24)	$—
Year Ended February 28, 2013	7.89	0.51	(f)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(f)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(g)
Year Ended February 28, 2011	7.72	0.63	(f)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(g)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)	—	(g)
Year Ended February 28, 2009	7.59	0.52		(1.78)	(1.26)	(0.54)	—	(0.54)	—	(g)

Class B
Six Months Ended August 31, 2013 (Unaudited)	8.19	0.22	(f)	(0.17)	0.05	(0.22)	—	(0.22)	—
Year Ended February 28, 2013	7.91	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.35	0.51	(f)	(0.28)	0.23	(0.51)	(0.16)	(0.67)	—	(g)
Year Ended February 28, 2011	7.73	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(g)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)	—	(g)
Year Ended February 28, 2009	7.60	0.51		(1.80)	(1.29)	(0.50)	—	(0.50)	—	(g)

Class C
Six Months Ended August 31, 2013 (Unaudited)	8.18	0.22	(f)	(0.18)	0.04	(0.22)	—	(0.22)	—
Year Ended February 28, 2013	7.90	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(f)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(g)
Year Ended February 28, 2011	7.72	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(g)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)	—	(g)
Year Ended February 28, 2009	7.59	0.50		(1.79)	(1.29)	(0.50)	—	(0.50)	—	(g)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	8.15	0.23	(f)	(0.17)	0.06	(0.23)	—	(0.23)	—
Year Ended February 28, 2013	7.88	0.49	(f)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(f)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(g)
Year Ended February 28, 2011	7.71	0.60	(f)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(g)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)	—	(g)
November 3, 2008 (h) through February 28, 2009	5.96	0.16		(0.17)	(0.01)	(0.16)	—	(0.16)	—	(g)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	8.21	0.25	(f)	(0.17)	0.08	(0.25)	—	(0.25)	—
Year Ended February 28, 2013	7.93	0.53	(f)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.74	0.68	(f)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)	—	(g)
Year Ended February 28, 2009	7.61	0.55		(1.79)	(1.24)	(0.56)	—	(0.56)	—	(g)

Class R6 (i)
Six Months Ended August 31, 2013 (Unaudited)	8.20	0.26	(f)	(0.18)	0.08	(0.25)	—	(0.25)	—
Year Ended February 28, 2013	7.91	0.53	(f)	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(f)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.73	0.65	(f)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Year Ended February 28, 2010	5.81	0.61		1.92	2.53	(0.61)	—	(0.61)	—	(g)
Year Ended February 28, 2009	7.60	0.57		(1.80)	(1.23)	(0.56)	—	(0.56)	—	(g)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	8.20	0.25	(f)	(0.17)	0.08	(0.25)	—	(0.25)	—
Year Ended February 28, 2013	7.92	0.53	(f)	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.74	0.65	(f)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Year Ended February 28, 2010	5.81	0.60		1.93	2.53	(0.60)	—	(0.60)	—	(g)
Year Ended February 28, 2009	7.60	0.56		(1.79)	(1.23)	(0.56)	—	(0.56)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.00	0.83%	$923,874	1.09%	5.85%	1.31%	27%
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41
8.33	17.07	856,717	1.14	7.81	1.32	45
7.72	44.71	580,690	1.14	8.40	1.32	45
5.79	(17.28)	184,739	1.15	8.10	1.31	18

8.02	0.58	7,020	1.59	5.35	1.81	27
8.19	10.30	8,585	1.70	5.75	1.83	65
7.91	3.02	11,060	1.80	6.34	1.84	41
8.35	16.40	17,991	1.79	7.24	1.82	45
7.73	43.46	22,430	1.79	7.80	1.82	45
5.81	(17.68)	16,720	1.80	7.33	1.81	18

8.00	0.47	320,752	1.59	5.35	1.81	27
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45
7.72	43.58	158,503	1.79	7.75	1.83	45
5.80	(17.69)	36,872	1.80	7.37	1.81	18

7.98	0.70	16,205	1.34	5.59	1.56	27
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45
7.71	44.25	1,004	1.39	8.10	1.60	45
5.79	(0.05)	50	1.40	8.84	1.59	18

8.04	0.98	102,274	0.79	6.14	0.86	27
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45
7.74	44.95	148,162	0.84	8.71	0.87	45
5.81	(16.99)	53,497	0.85	8.55	0.87	18

8.03	0.98	1,827,147	0.74	6.19	0.81	27
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45
7.73	44.84	359,553	0.79	8.76	0.83	45
5.81	(16.84)	91,880	0.80	8.44	0.81	18

8.03	0.95	7,170,174	0.84	6.10	1.06	27
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45
7.74	44.86	4,567,712	0.89	8.67	1.08	45
5.81	(16.93)	1,837,745	0.90	8.36	1.06	18

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.81	$0.07	(f)	$(0.44)	$(0.37)	$(0.06)	$—	$(0.06)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (g) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.78	0.03	(f)	(0.43)	(0.40)	(0.03)	—	(0.03)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (g) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	10.81	0.05	(f)	(0.43)	(0.38)	(0.05)	—	(0.05)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (g) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	10.85	0.08	(f)	(0.44)	(0.36)	(0.07)	—	(0.07)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (g) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Six Months Ended August 31, 2013 (Unaudited)	10.82	0.08	(f)	(0.43)	(0.35)	(0.08)	—	(0.08)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (h) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.81	0.07	(f)	(0.43)	(0.36)	(0.07)	—	(0.07)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (g) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.38	(3.43)%	$63,282	0.75%	1.28%	1.02%	14%
10.81	2.60	160,110	0.74	1.41	1.01	16
10.74	6.42	134,099	0.74	2.09	1.02	36
10.34	5.62	28,242	0.73	1.60	1.24	69

10.35	(3.73)	6,054	1.40	0.56	1.53	14
10.78	1.89	6,580	1.39	0.72	1.51	16
10.73	5.68	4,302	1.39	1.47	1.53	36
10.34	5.01	284	1.39	1.17	2.78	69

10.38	(3.54)	11,157	1.00	0.97	1.28	14
10.81	2.37	11,476	0.99	1.18	1.26	16
10.74	6.04	11,174	0.99	1.85	1.27	36
10.35	5.40	53	1.00	1.54	3.66	69

10.42	(3.32)	56	0.55	1.42	0.58	14
10.85	2.82	58	0.54	1.62	0.56	16
10.77	6.57	56	0.53	2.23	0.57	36
10.37	5.85	53	0.55	2.46	0.72	69

10.39	(3.29)	322,647	0.50	1.48	0.53	14
10.82	2.88	243,756	0.49	1.62	0.51	16
10.74	6.68	167,997	0.49	2.37	0.53	36
10.34	0.49	51,944	0.49	1.99	0.57	69

10.38	(3.34)	1,190,469	0.60	1.36	0.78	14
10.81	2.71	1,141,000	0.59	1.53	0.76	16
10.74	6.56	870,400	0.59	2.22	0.77	36
10.34	5.70	346,927	0.59	1.97	1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$9.84	$0.04	(f)	$—	$0.04	$(0.04)
Year Ended February 28, 2013	9.46	0.13	(f)	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(f)	(0.01)	0.17	(0.17)
Year Ended February 28, 2011	8.90	0.21	(f)	0.56	0.77	(0.21)
Year Ended February 28, 2010	7.80	0.24	(f)	1.11	1.35	(0.25)
Year Ended February 28, 2009	9.31	0.36	(f)	(1.50)	(1.14)	(0.37)

Class B
Six Months Ended August 31, 2013 (Unaudited)	9.76	0.01	(f)	0.01 (g)	0.02	(0.02)
Year Ended February 28, 2013	9.39	0.08	(f)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.39	0.13	(f)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.83	0.17	(f)	0.56	0.73	(0.17)
Year Ended February 28, 2010	7.74	0.21	(f)	1.09	1.30	(0.21)
Year Ended February 28, 2009	9.24	0.31	(f)	(1.49)	(1.18)	(0.32)

Class C
Six Months Ended August 31, 2013 (Unaudited)	9.74	0.02	(f)	(0.01)	0.01	(0.01)
Year Ended February 28, 2013	9.37	0.08	(f)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(f)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(f)	0.55	0.72	(0.17)
Year Ended February 28, 2010	7.72	0.20	(f)	1.11	1.31	(0.21)
Year Ended February 28, 2009	9.23	0.31	(f)	(1.50)	(1.19)	(0.32)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	9.85	0.06	(f)	0.01 (g)	0.07	(0.06)
Year Ended February 28, 2013	9.47	0.17	(f)	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(f)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(f)	0.56	0.82	(0.26)
Year Ended February 28, 2010	7.80	0.31	(f)	1.09	1.40	(0.29)
Year Ended February 28, 2009	9.32	0.40	(f)	(1.51)	(1.11)	(0.41)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	9.84	0.05	(f)	—	0.05	(0.05)
Year Ended February 28, 2013	9.46	0.16	(f)	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(f)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(f)	0.56	0.80	(0.24)
Year Ended February 28, 2010	7.80	0.26	(f)	1.11	1.37	(0.27)
Year Ended February 28, 2009	9.31	0.38	(f)	(1.50)	(1.12)	(0.39)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.84	0.40%	$146,336	0.67%	0.79%	0.92%	11%
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28
8.90	17.61	74,529	0.67	2.88	0.98	23
7.80	(12.52)	52,560	0.70	4.12	0.95	—

9.76	0.15	409	1.17	0.29	1.42	11
9.76	4.77	244	1.17	0.89	1.46	24
9.39	1.30	286	1.18	1.39	1.44	21
9.39	8.29	820	1.17	1.82	1.45	28
8.83	17.01	1,845	1.17	2.58	1.49	23
7.74	(12.97)	6,423	1.20	3.62	1.44	—

9.74	0.14	64,259	1.17	0.31	1.42	11
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28
8.82	17.22	65,806	1.17	2.41	1.48	23
7.72	(13.09)	65,241	1.20	3.63	1.44	—

9.86	0.68	16,184	0.22	1.25	0.42	11
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28
8.91	18.26	1,253	0.23	3.92	0.51	23
7.80	(12.21)	137,474	0.25	4.56	0.44	—

9.84	0.49	457,203	0.42	1.05	0.67	11
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28
8.90	17.91	183,481	0.42	3.14	0.73	23
7.80	(12.27)	179,116	0.45	4.37	0.70	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.84	$0.14	(f)	$(0.35)	$(0.21)	$(0.14)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)
Year Ended February 29, 2012	11.50	0.49		0.25	0.74	(0.49)
Year Ended February 28, 2011	11.22	0.55		0.28	0.83	(0.55)
Year Ended February 28, 2010	10.42	0.73		0.82	1.55	(0.75)
Year Ended February 28, 2009	10.97	0.61		(0.57)	0.04	(0.59)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.57	0.11	(f)	(0.35)	(0.24)	(0.11)
July 2, 2012 (g) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	11.59	0.16	(f)	(0.35)	(0.19)	(0.16)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)
Year Ended February 29, 2012	11.28	0.54		0.23	0.77	(0.54)
Year Ended February 28, 2011	11.01	0.59		0.27	0.86	(0.59)
Year Ended February 28, 2010	10.23	0.79		0.78	1.57	(0.79)
Year Ended February 28, 2009	10.79	0.63		(0.56)	0.07	(0.63)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.59	0.15	(f)	(0.35)	(0.20)	(0.15)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)
Year Ended February 29, 2012	11.27	0.53		0.23	0.76	(0.52)
Year Ended February 28, 2011	11.01	0.57		0.26	0.83	(0.57)
Year Ended February 28, 2010	10.23	0.76		0.79	1.55	(0.77)
Year Ended February 28, 2009	10.79	0.62		(0.57)	0.05	(0.61)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.49	(1.82)%	$192,520	0.65%	2.41%	0.98%	7%
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21
11.50	7.48	176,334	0.64	4.84	0.98	30
11.22	15.26	101,955	0.64	6.58	0.99	21
10.42	0.41	16,189	0.65	5.69	0.99	15

11.22	(2.08)	7,578	1.15	1.92	1.48	7
11.57	1.81	6,592	1.14	2.08	1.49	19

11.24	(1.65)	1,815,370	0.25	2.81	0.48	7
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30
11.01	15.79	1,271,776	0.24	7.35	0.49	21
10.23	0.74	916,201	0.25	6.12	0.50	15

11.24	(1.73)	1,623,398	0.40	2.66	0.73	7
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30
11.01	15.64	425,701	0.39	6.87	0.74	21
10.23	0.58	88,231	0.40	5.93	0.74	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.97	$0.04	(f)	$(0.11)	$(0.07)	$(0.03)	$—	$(0.03)
Year Ended February 28, 2013	10.97	0.11	(f)	— (g)	0.11	(0.11)	— (g)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(f)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(f)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(f)	0.29	0.55	(0.26)	—	(0.26)
Year Ended February 28, 2009	10.80	0.38		(0.19)	0.19	(0.38)	—	(0.38)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.08	0.01	(f)	(0.10)	(0.09)	(0.01)	—	(0.01)
Year Ended February 28, 2013	11.08	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.06	0.10	(f)	0.03	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	11.00	0.11	(f)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(f)	0.28	0.50	(0.20)	—	(0.20)
Year Ended February 28, 2009	10.88	0.35		(0.21)	0.14	(0.32)	—	(0.32)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.04	0.01	(f)	(0.10)	(0.09)	(0.01)	—	(0.01)
Year Ended February 28, 2013	11.04	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(f)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(f)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(f)	0.30	0.50	(0.21)	—	(0.21)
Year Ended February 28, 2009	10.87	0.33		(0.20)	0.13	(0.32)	—	(0.32)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	10.98	0.06	(f)	(0.09)	(0.03)	(0.06)	—	(0.06)
Year Ended February 28, 2013	10.99	0.16	(f)	(0.01)	0.15	(0.16)	— (g)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(f)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(f)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(f)	0.30	0.61	(0.31)	—	(0.31)
Year Ended February 28, 2009	10.81	0.43		(0.19)	0.24	(0.43)	—	(0.43)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.98	0.05	(f)	(0.09)	(0.04)	(0.05)	—	(0.05)
Year Ended February 28, 2013	10.99	0.13	(f)	(0.01)	0.12	(0.13)	— (g)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(f)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(f)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(f)	0.30	0.59	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.80	0.40		(0.18)	0.22	(0.40)	—	(0.40)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.87	(0.60)%	$253,602	0.80%	0.65%	0.87%	22%
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31
10.61	1.79	90,891	0.80	3.55	0.89	51

10.98	(0.84)	818	1.30	0.15	1.37	22
11.08	0.48	947	1.30	0.48	1.36	33
11.08	1.21	1,409	1.30	0.86	1.37	40
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31
10.70	1.32	6,668	1.30	3.09	1.39	51

10.94	(0.83)	185,916	1.30	0.15	1.37	22
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31
10.68	1.27	22,625	1.30	3.06	1.39	51

10.89	(0.27)	3,275,275	0.30	1.15	0.37	22
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31
10.62	2.27	322,907	0.30	4.07	0.39	51

10.89	(0.37)	8,031,131	0.55	0.90	0.62	22
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31
10.62	2.12	2,029,713	0.55	3.80	0.64	51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)(c)
Short Duration High Yield Fund
Class A
March 1, 2013 (f) through August 31, 2013 (Unaudited)	$10.00	$0.21	(g)	$(0.15)	$0.06	$(0.17)	$9.89	0.61%

Class C
March 1, 2013 (f) through August 31, 2013 (Unaudited)	10.00	0.18	(g)	(0.14)	0.04	(0.15)	9.89	0.36

Class R6
March 1, 2013 (f) through August 31, 2013 (Unaudited)	10.00	0.22	(g)	(0.13)	0.09	(0.19)	9.90	0.86

Select Class
March 1, 2013 (f) through August 31, 2013 (Unaudited)	10.00	0.22	(g)	(0.14)	0.08	(0.18)	9.90	0.80

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Calculated based upon average shares outstanding.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net assets, end of period	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$219	0.90	%(h)	4.18	%(h)	1.78	%(h)	23%

50	1.40	(h)	3.65	(h)	2.33	(h)	23

50	0.50	(h)	4.54	(h)	1.34	(h)	23

49,770	0.65	(h)	4.41	(h)	1.56	(h)	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$9.63	$0.04	(f)	$(0.11)	$(0.07)	$(0.04)	$—	$(0.04)
Year Ended February 28, 2013	9.74	0.09	(f)	(0.06)	0.03	(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(f)	0.05	0.17	(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(f)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(f)	0.12	0.34	(0.22)	(0.33)	(0.55)
Year Ended February 28, 2009	10.04	0.11		0.20	0.31	(0.18)	—	(0.18)

Class B
Six Months Ended August 31, 2013 (Unaudited)	9.62	0.01	(f)	(0.11)	(0.10)	(0.02)	—	(0.02)
Year Ended February 28, 2013	9.73	0.04	(f)	(0.06)	(0.02)	(0.04)	(0.05)	(0.09)
Year Ended February 29, 2012	9.76	0.07	(f)	0.06	0.13	(0.06)	(0.10)	(0.16)
Year Ended February 28, 2011	9.94	0.08	(f)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(f)	0.11	0.29	(0.17)	(0.33)	(0.50)
Year Ended February 28, 2009	10.03	0.16		0.10	0.26	(0.14)	—	(0.14)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	9.62	0.05	(f)	(0.11)	(0.06)	(0.05)	—	(0.05)
Year Ended February 28, 2013	9.73	0.11	(f)	(0.06)	0.05	(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(f)	0.05	0.19	(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(f)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(f)	0.12	0.36	(0.24)	(0.33)	(0.57)
Year Ended February 28, 2009	10.02	0.13		0.22	0.35	(0.21)	—	(0.21)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.52	(0.74)%	$55,927	0.70%	0.75%	0.95%	8%
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51
10.17	3.18	114,609	0.70	0.99	0.94	154

9.50	(1.07)	197	1.20	0.25	1.45	8
9.62	(0.26)	226	1.19	0.40	1.45	19
9.73	1.33	408	1.20	0.68	1.45	35
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51
10.15	2.64	3,538	1.20	1.07	1.43	154

9.51	(0.63)	143,748	0.45	1.00	0.70	8
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51
10.16	3.52	552,538	0.45	1.54	0.69	154

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were each formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. Each of JPM I and JPM II (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund*	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

*Short Duration High Yield Fund commenced operations on March 1, 2013. Prior to March 27, 2013 the Fund was not publicly offered for investment.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class C Shares commenced operations on July 2, 2012 for Mortgage-Backed Securities Fund.

Effective May 2, 2012, following approval from the Fund’s Board of Trustees, shareholders approved the change to the Limited Duration Bond Fund’s investment objective. The current objective is stated above. Prior to May 2, 2012, the Fund’s investment objective was to seek a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund purchased before September 3, 2013) provide for a contingent deferred sales charge (“CDSC”). Effective September 3, 2013, purchases of the Limited Duration Bond Fund and the Short Duration Bond Fund Class C Shares are subject to a CDSC on the original cost of shares. Class B Shares automatically convert to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at August 31, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$929,764	$596,754		$1,526,518
Collateralized Mortgage Obligations
Agency CMO	—	5,048,150	95,801		5,143,951
Non-Agency CMO	—	1,858,767	366,881		2,225,648

Total Collateralized Mortgage Obligations	—	6,906,917	462,682		7,369,599

Commercial Mortgage-Backed Securities	—	777,960	247,600		1,025,560
Corporate Bonds
Consumer Discretionary	—	342,731	—		342,731
Consumer Staples	—	235,681	—		235,681
Energy	—	359,082	—		359,082
Financials	—	2,263,939	—		2,263,939
Health Care	—	130,300	—		130,300
Industrials	—	278,331	19,869		298,200
Information Technology	—	262,943	—		262,943
Materials	—	119,262	—		119,262
Telecommunication Services	—	279,900	—		279,900
Utilities	—	412,085	—		412,085

Total Corporate Bonds	—	4,684,254	19,869		4,704,123

Foreign Government Securities	—	118,434	—		118,434
Mortgage Pass-Through Securities	—	4,218,728	10,931		4,229,659
Municipal Bonds	—	74,017	—		74,017
Supranational	—	53,760	—		53,760
U.S. Government Agency Securities	—	670,466	—		670,466
U.S. Treasury Obligations	—	5,226,804	—		5,226,804
Loan Assignments
Financials	—	—	67,400		67,400
Short-Term Investment
Investment Company	134,687	—	—		134,687

Total Investments in Securities	$134,687	$23,661,104	$1,405,236		$25,201,027

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,226	$—	$313		$2,539
Consumer Staples	—	—	—	(a)	—	(a)
Financials	1,459	—	177		1,636
Industrials	—	—	8		8
Materials	5,138	—	1,970		7,108
Utilities	1,360	—	—		1,360

Total Common Stocks	10,183	—	2,468		12,651

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Consumer Discretionary	$1,703	$—	$—		$1,703
Consumer Staples	—	—	—	(a)	—	(a)
Financials	702	7,199	—		7,901
Health Care	830	—	—		830
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	3,235	7,199	—	(a)	10,434

Debt Securities
Asset-Backed Securities	—	107,381	90,245		197,626
Collateralized Mortgage Obligations
Agency CMO	—	272,194	8,066		280,260
Non-Agency CMO	—	131,153	44,890		176,043

Total Collateralized Mortgage Obligations	—	403,347	52,956		456,303

Commercial Mortgage-Backed Securities	—	179,138	39,021		218,159
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	788		788

Total Convertible Bonds	—	—	788		788

Corporate Bonds
Consumer Discretionary	—	101,210	1,871		103,081
Consumer Staples	—	49,245	—	(a)	49,245
Energy	—	104,964	—		104,964
Financials	—	251,809	203		252,012
Health Care	—	45,343	—		45,343
Industrials	—	97,583	8,643		106,226
Information Technology	—	45,825	—		45,825
Materials	—	58,210	1,803		60,013
Telecommunication Services	—	84,881	—		84,881
Utilities	—	75,559	12		75,571

Total Corporate Bonds	—	914,629	12,532		927,161

Foreign Government Securities	—	42,926	489		43,415
Mortgage Pass-Through Securities	—	260,408	—		260,408
Municipal Bonds	—	10,376	—		10,376
Preferred Securities
Financials	—	9,406	—		9,406
Supranational	—	3,764	—		3,764
U.S. Government Agency Securities	—	36,253	—		36,253
U.S. Treasury Obligations	—	308,611	—		308,611
Loan Assignments
Consumer Discretionary	—	12,826	52		12,878
Consumer Staples	—	2,606	—		2,606
Energy	—	1,166	—		1,166
Financials	—	320	4,630		4,950
Health Care	—	2,072	—		2,072
Industrials	—	1,009	—		1,009
Information Technology	—	783	—		783
Materials	—	1,663	—		1,663
Telecommunication Services	—	863	—		863
Utilities	—	2,869	—		2,869

Total Loan Assignments	—	26,177	4,682		30,859

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Warrants
Consumer Discretionary	$2,791	$—	$—	(a)	$2,791
Industrials	—	—	—	(a)	—	(a)

Total Warrants	2,791	—	—	(a)	2,791

Short-Term Investment
Investment Company	11,642	—	—		11,642

Total Investments in Securities	$27,851	$2,309,615	$203,181		$2,540,647

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$126	$—		$126
Futures Contracts	5	—	—		5

Total Appreciation in Other Financial Instruments	$5	$126	$—		$131

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$707,466	$188		$707,654
Foreign Government Security	—	6,549	—		6,549
Mortgage Pass-Through Securities	—	90,871	—		90,871
U.S. Government Agency Securities	—	316,506	—		316,506
U.S. Treasury Obligations	—	447,632	—		447,632
Short-Term Investment
Investment Company	83,890	—	—		83,890

Total Investments in Securities	$83,890	$1,569,024	$188		$1,653,102

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,822	$—	$2,186		$8,008
Consumer Staples	—	—	—	(a)	—	(a)
Financials	8,352	—	2,687		11,039
Health Care	6	—	—		6
Industrials	—	—	233		233
Information Technology	—	—	—	(a)	—	(a)
Materials	7,763	—	27,388		35,151
Utilities	21,373	—	—		21,373

Total Common Stocks	43,316	—	32,494		75,810

Preferred Stocks
Consumer Discretionary	21,399	—	599		21,998
Consumer Staples	—	—	—	(a)	—	(a)
Financials	17,769	77,551	—		95,320
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	39,168	77,551	599		117,318

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$98		$6,998		$7,096
Commercial Mortgage-Backed Security	—	—	(b)	—		—	(b)
Convertible Bonds
Consumer Discretionary	—	—		—	(a)	—	(a)
Financials	—	—		11,802		11,802

Total Convertible Bonds	—	—		11,802		11,802

Corporate Bonds
Consumer Discretionary	—	1,210,904		21,717		1,232,621
Consumer Staples	—	447,811		—	(a)	447,811
Energy	—	1,348,078		—		1,348,078
Financials	—	664,910		9,468		674,378
Health Care	—	817,347		421		817,768
Industrials	—	876,502		117,735		994,237
Information Technology	—	372,664		—		372,664
Materials	—	1,042,698		7,138		1,049,836
Telecommunication Services	—	1,053,346		—		1,053,346
Utilities	—	418,919		891		419,810

Total Corporate Bonds	—	8,253,179		157,370		8,410,549

Preferred Securities
Financials	—	150,563		—		150,563
Loan Assignments
Consumer Discretionary	—	445,593		5,210		450,803
Consumer Staples	—	94,048		—		94,048
Energy	—	58,216		—		58,216
Financials	—	50,574		—		50,574
Health Care	—	35,249		—		35,249
Industrials	—	74,732		—		74,732
Information Technology	—	174,714		—		174,714
Materials	—	52,313		—		52,313
Telecommunication Services	—	52,989		—		52,989
Utilities	—	63,352		—		63,352

Total Loan Assignments	—	1,101,780		5,210		1,106,990

Warrants
Consumer Discretionary	—	—		—	(a)	—	(a)
Industrials	—	—		—	(a)	—	(a)

Total Warrants	—	—		—	(a)	—	(a)

Short-Term Investment
Investment Company	347,615	—		—		347,615

Total Investments in Securities	$430,099	$9,583,171		$214,473		$10,227,743

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$59,146		$3,779		$62,925
Collateralized Mortgage Obligations
Agency CMO	—	329,148		15		329,163
Non-Agency CMO	—	16,593		—		16,593

Total Collateralized Mortgage Obligations	—	345,741		15		345,756

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$31,677	$2,452	$34,129
Corporate Bonds
Consumer Discretionary	—	24,064	—	24,064
Consumer Staples	—	22,384	—	22,384
Energy	—	29,793	—	29,793
Financials	—	142,795	—	142,795
Health Care	—	14,856	—	14,856
Industrials	—	32,762	1,824	34,586
Information Technology	—	18,247	—	18,247
Materials	—	16,990	—	16,990
Telecommunication Services	—	18,655	—	18,655
Utilities	—	44,576	—	44,576

Total Corporate Bonds	—	365,122	1,824	366,946

Foreign Government Securities	—	1,610	—	1,610
Mortgage Pass-Through Securities	—	119,491	—	119,491
Supranational	—	668	—	668
U.S. Government Agency Securities	—	276,547	—	276,547
U.S. Treasury Obligations	—	288,161	—	288,161
Short-Term Investments
Investment Company	105,411	—	—	105,411

Total Investments in Securities	$105,411	$1,488,163	$8,070	$1,601,644

Appreciation in Other Financial Instruments
Swaps	$—	$2,266	$—	$2,266

Depreciation in Other Financial Instruments
Swaps	$—	$(14,069)	$—	$(14,069)

Limited Duration Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$76,115	$45,098	$121,213
Collateralized Mortgage Obligations
Agency CMO	—	232,628	38	232,666
Non-Agency CMO	—	75,411	8,572	83,983

Total Collateralized Mortgage Obligations	—	308,039	8,610	316,649

Commercial Mortgage-Backed Securities	—	30,127	292	30,419
Corporate Bonds
Consumer Discretionary	—	3,000	—	3,000
Energy	—	1,483	—	1,483
Financials	—	11,806	—	11,806
Information Technology	—	4,815	—	4,815

Total Corporate Bonds	—	21,104	—	21,104

Mortgage Pass-Through Securities	—	43,214	—	43,214
U.S. Treasury Obligations	—	34,972	—	34,972
Short-Term Investment
Investment Company	118,370	—	—	118,370

Total Investments in Securities	$118,370	$513,571	$54,000	$685,941

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Mortgage-Backed Securities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$32,800	$120,410	$153,210
Collateralized Mortgage Obligations
Agency CMO	—	1,386,566	19,019	1,405,585
Non-Agency CMO	—	440,467	113,622	554,089

Total Collateralized Mortgage Obligations	—	1,827,033	132,641	1,959,674

Commercial Mortgage-Backed Securities	—	106,499	41,158	147,657
Mortgage Pass-Through Securities	—	1,352,328	2,981	1,355,309
U.S. Treasury Obligations	—	2,634	—	2,634
Loan Assignments
Financials	—	—	11,255	11,255
Short-Term Investment
Investment Company	16,209	—	—	16,209

Total Investments in Securities	$16,209	$3,321,294	$308,445	$3,645,948

Short Duration Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$713,510	$153,565	$867,075
Collateralized Mortgage Obligations
Agency CMO	—	728,703	93,552	822,255
Non-Agency CMO	—	161,035	19,758	180,793

Total Collateralized Mortgage Obligations	—	889,738	113,310	1,003,048

Commercial Mortgage-Backed Securities	—	536,040	132,666	668,706
Corporate Bonds
Consumer Discretionary	—	115,736	—	115,736
Consumer Staples	—	84,552	—	84,552
Energy	—	134,872	—	134,872
Financials	—	1,215,241	—	1,215,241
Health Care	—	75,230	—	75,230
Industrials	—	114,388	—	114,388
Information Technology	—	98,762	—	98,762
Materials	—	82,194	—	82,194
Telecommunication Services	—	106,216	—	106,216
Utilities	—	111,493	—	111,493

Total Corporate Bonds	—	2,138,684	—	2,138,684

Foreign Government Securities	—	40,286	—	40,286
Mortgage Pass-Through Securities	—	659,231	—	659,231
Supranational	—	918	—	918
U.S. Government Agency Securities	—	1,633,744	—	1,633,744
U.S. Treasury Obligations	—	4,661,562	—	4,661,562
Loan Assignment
Financials	—	—	9,261	9,261
Short-Term Investment
Investment Company	10,315	—	—	10,315

Total Investments in Securities	$10,315	$11,273,715	$408,802	$11,692,830

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Short Duration High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$8,935	$—	$8,935
Consumer Staples	—	1,910	—	1,910
Energy	—	4,297	—	4,297
Financials	—	1,652	—	1,652
Health Care	—	3,036	—	3,036
Industrials	—	2,592	153	2,745
Information Technology	—	719	—	719
Materials	—	5,254	—	5,254
Telecommunication Services	—	3,902	—	3,902
Utilities	—	1,414	—	1,414

Total Corporate Bonds	—	33,711	153	33,864

Preferred Security
Financials	—	217	—	217
Preferred Stock
Financials	—	259	—	259
Loan Assignments
Consumer Discretionary	—	3,529	—	3,529
Consumer Staples	—	1,199	—	1,199
Energy	—	679	—	679
Financials	—	176	—	176
Health Care	—	1,297	—	1,297
Industrials	—	2,419	—	2,419
Information Technology	—	2,081	—	2,081
Materials	—	1,043	—	1,043
Telecommunication Services	—	654	—	654
Utilities	—	197	—	197

Total Loan Assignments	—	13,274	—	13,274

Short-Term Investment
Investment Company	3,321	—	—	3,321

Total Investments in Securities	$3,321	$47,461	$153	$50,935

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$39,741	$—	$39,741
U.S. Treasury Obligations	—	157,930	—	157,930
Short-Term Investment
Investment Company	1,478	—	—	1,478

Total Investments in Securities	$1,478	$197,671	$—	$199,149

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/13
Investments in Securities
Asset-Backed Securities	$606,519	$(586)	$(3,901)	$1,848	$151,947	$(254,205)	$95,132	$—	$596,754
Collateralized Mortgage Obligations
Agency CMO	290,526	(801)	(9,254)	(6,075)	17,048	(2,319)	16,149	(209,473)	95,801
Non-Agency CMO	509,663	—	(12,008)	(3,503)	88,820	(48,397)	55,116	(222,810)	366,881
Commercial Mortgage-Backed Securities	341,188	—	(1,558)	(8,460)	3,052	(44,867)	1,835	(43,590)	247,600
Corporate Bonds — Financials	1,523	—	(23)	—	—	(1,500)	—	—	—
Corporate Bonds — Industrials	27,323	347	(1,072)	(6)	3,858	(6,250)	—	(4,331)	19,869
Corporate Bonds — Telecommunication Services	11,389	—	—	—	—	—	—	(11,389)	—
Mortgage Pass-Through Securities	33,207	—	(111)	—	11,041	(33,206)	—	—	10,931
Loan Assignments — Financials		—	(339)	—	67,901	(162)	—	—	67,400

Total	$1,821,338	$(1,040)	$(28,266)	$(16,196)	$343,667	$(390,906)	$168,232	$(491,593)	$1,405,236

Core Plus Bond Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$69,320		$221	$(673)	$387	$35,955	$(26,943)	$11,978	$—	$90,245
Collateralized Mortgage Obligations — Agency CMO	28,695		(64)	(1,028)	(1,152)	168	(31)	1,988	(20,510)	8,066
Collateralized Mortgage Obligations — Non-Agency CMO	26,591		—	(606)	(92)	30,260	(4,301)	1,733	(8,695)	44,890
Commercial Mortgage-Backed Securities	57,873		—	(478)	(1,275)	5,780	(3,715)	2,506	(21,670)	39,021
Common Stocks — Consumer Discretionary	114		14	180	—	31	(26)	—	—	313
Common Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Financials	155		—	22	—	—	—	—	—	177
Common Stocks — Industrials	263		22	(8)	—	—	(269)	—	—	8
Common Stocks — Materials	1,970		—	10	—	—	(10)	—	—	1,970
Convertible Bonds — Consumer Discretionary	194		—	(194)	—	—	—	—	—	—
Convertible Bonds — Financials	311		—	446	—	31	—	—	—	788
Corporate Bonds — Consumer Discretionary	2,717		2	(231)	7	1,953	(2,577)	—	—	1,871
Corporate Bonds — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Financials	202		27	—	—	—	(26)	—	—	203
Corporate Bonds — Industrials	8,834		37	(77)	10	997	(1,158)	—	—	8,643
Corporate Bonds — Materials	1,798		—	(19)	5	772	(753)	—	—	1,803
Corporate Bonds — Telecommunication Services	2,385		—	—	—	—	—	—	(2,385)	—
Corporate Bonds — Utilities	12		—	—	—	—	—	—	—	12
Foreign Government Securities	414		(32)	(45)	—	400	(248)	—	—	489
Loan Assignments — Consumer Discretionary	913		892	(861)	—	—	(892)	—	—	52
Loan Assignments — Financials	—		—	(23)	—	4,666	(13)	—	—	4,630
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Core Plus Bond Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Preferred Stocks — Materials	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
U.S. Government Agency Securities	1,121		—	—	—	—	—	—	(1,121)	—
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$203,882		$1,119	$(3,585)	$(2,110)	$81,013	$(40,962)	$18,205	$(54,381)	$203,181

High Yield Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$6,986		$—	$446	$15	$—	$(449)	$—	$—	$6,998
Common Stocks — Consumer Discretionary	943		63	156	—	1,142	(118)	—	—	2,186
Common Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Financials	2,369		—	318	—	—	—	—	—	2,687
Common Stocks — Industrials	1,819		124	(212)	—	—	(1,498)	—	—	233
Common Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	27,389		—	132	—	—	(133)	—	—	27,388
Convertible Bonds — Consumer Discretionary	3,081		—	(3,081)	—	—	—	—	—	—	(a)
Convertible Bonds — Financials	4,665		—	6,671	—	466	—	—	—	11,802
Corporate Bonds — Consumer Discretionary	24,102		22	(3,329)	68	19,980	(19,126)	—	—	21,717
Corporate Bonds — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Financials	9,875		—	104	9	—	(520)	—	—	9,468
Corporate Bonds — Health Care	388		—	33	—	—	—	—	—	421
Corporate Bonds — Industrials	155,779		459	(3,003)	323	5,307	(37,830)	—	(3,300)	117,735
Corporate Bonds — Materials	7,108		—	(107)	15	4,967	(4,845)	—	—	7,138
Corporate Bonds — Utilities	891		—	—	—	—	—	—	—	891
Loan Assignments — Consumer Discretionary	10,065		5,029	(4,871)	16	—	(5,029)	—	—	5,210
Preferred Stocks — Consumer Discretionary	599		—	—	—	—	—	—	—	599
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$256,059		$5,697	$(6,743)	$446	$31,862	$(69,548)	$—	$(3,300)	$214,473

Inflation Managed Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Security — Asset-Backed Securities	$3,346	$—	$5	$5	$—	$(413)	$836	$—	$3,779
Collateralized Mortgage Obligation — Agency CMO	525	—	1	(3)	—	—	—	(508)	15
Collateralized Mortgage Obligation — Non-Agency CMO	429	—	—	—	—	—	—	(429)	—
Commercial Mortgage-Backed Securities	6,091	—	52	(113)	—	(1,583)	—	(1,995)	2,452
Corporate Bond — Industrials	2,238	41	(103)	(1)	441	(735)	—	(57)	1,824
Corporate Bond — Telecommunication Services	1,148	—	—	—	—	—	—	(1,148)	—

	$13,777	$41	$(45)	$(112)	$441	$(2,731)	$836	$(4,137)	$8,070

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Limited Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$32,171	$—	$2,098	$26	$11,409	$(3,382)	$2,776	$—	$45,098
Collateralized Mortgage Obligations — Agency CMO	35,850	—	2	(6)	—	—	—	(35,808)	38
Collateralized Mortgage Obligation — Non Agency CMO	4,601	—	196	1	4,250	(495)	19	—	8,572
Commercial Mortgage-Backed Securities	331	—	26	—	—	(65)	—	—	292

	$72,953	$—	$2,322	$21	$15,659	$(3,942)	$2,795	$(35,808)	$54,000

Mortgage-Backed Securities Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$134,643	$1	$(1,399)	$196	$22,220	$(55,406)	$20,155	$—	$120,410
Collateralized Mortgage Obligations
Agency CMO	94,969	(327)	(1,944)	(1,658)	3,157	(287)	3,865	(78,756)	19,019
Non-Agency CMO	133,818	—	(5,657)	(2,951)	24,911	(13,426)	31,091	(54,164)	113,622
Commercial Mortgage-Backed Securities	56,411	1	(276)	(687)	2,400	(9,982)	—	(6,709)	41,158
Loan Assignments — Financials	—	—	(57)	—	11,340	(28)	—	—	11,255
Mortgage Pass-Through Securities	25,980	—	(49)	—	3,011	(25,961)	—	—	2,981

Total	$445,821	$(325)	$(9,382)	$(5,100)	$67,039	$(105,090)	$55,111	$(139,629)	$308,445

Short Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$150,545	$—	$(583)	$41	$56,670	$(55,492)	$2,384	$—	$153,565
Collateralized Mortgage Obligation — Agency CMO	74,601	(88)	(1,563)	(1,399)	59,320	(1,711)	3,849	(39,457)	93,552
Collateralized Mortgage Obligation — Non-Agency CMO	24,935	—	(270)	—	19,109	(4,290)	—	(19,726)	19,758
Commercial Mortgage-Backed Securities	217,901	—	(964)	(39)	2,360	(24,385)	—	(62,207)	132,666
Loan Assignment — Financials	—	—	(47)	—	9,335	(27)	—	—	9,261

Total	$467,982	$(88)	$(3,427)	$(1,397)	$146,794	$(85,905)	$6,233	$(121,390)	$408,802

Treasury & Agency Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
U.S. Government Agency Securities	$10,837	$—	$—	$—	$—	$—	$—	$(10,837)	$—

Total	$10,837	$—	$—	$—	$—	$—	$—	$(10,837)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2013, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Core Bond Fund	$(28,541)
Core Plus Bond Fund	(3,484)
Government Bond Fund	10
High Yield Fund	(7,261)
Inflation Managed Bond Fund	(51)
Limited Duration Bond Fund	2,322
Mortgage-Backed Securities Fund	(9,609)
Short Duration Bond Fund	(3,561)
Short Duration High Yield Fund	1

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$644,862	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (14.21%)
			Constant Default Rate	0% - 14.78% (2.03%)
			PSA Prepayment Model	133.00% - 1,085.00% (368.91%)
			Yield (Discount Rate of Cash Flows)	(40.33%) - 36.51% (3.62%)

Asset-Backed Securities	644,862
Total	$644,862

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $760,374,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,970	Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.80x (5.00x)
			Discount for lack of marketability (b)	10% - 30% (10.00%)
	31	Issuance Price	Percent of Par	100% (N/A)
	8	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	20	Mergers and Acquisitions	Discount for lack of marketability (b)	25% (N/A)
			Discount for potential outcome	20% (N/A)
	262	Consensus Broker Pricing	Median Offered quote	$6.50 (N/A)

Common Stock	2,291

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Fair Value at 8/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	—	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	—	(c)
	617		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.56x)
				Discount for lack of marketability (b)	22.5% - 30% (22.50%)
	—		Terms of Plan of Reorganization	Probability of Default	100% (N/A)

Corporate Bond	617
	112,503		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% - 5.00% (4.62%) 2.00% - 2.50% (2.12%)
				Constant Prepayment Rate	0% - 100.00% (13.15%)
				Constant Default Rate	0% - 13.00% (0.96%)
				PSA Prepayment Model	290.00% - 970.00% (362.46%)
				Yield (Discount Rate of Cash Flows)	(49.14%) - 112.31% (2.78%)

Asset-Backed Securities	112,503
Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$115,411

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $87,770,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousand)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$27,389	Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.80x (5.00x)
			Discount for lack of marketability (b)	10% - 30% (10.00%)
	1,142	Issuance Price	Percent of Par	100% (N/A)
	233	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	293	Mergers and Acquisitions	Discount for lack of marketability (b)	25% (N/A)
			Discount for potential outcome	20% (N/A)
	751	Consensus Broker Pricing	Median Offered quote	$6.50 (N/A)

Common Stock	29,808

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

	Fair Value at 8/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	—	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.4 - 5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	—	(c)
	10,952		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.48x)
				Discount for lack of marketability (b)	22.5% - 30% (24.38%)
				Probability of Default	97% (N/A)
	—		Terms of Plan of Reorganization	Probability of Default	100% (N/A)

Corporate Bond	10,952
	20,781		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.5%)
				Implied Spread to Index	2.00% - 2.50% (2.12%)
				Constant Prepayment Rate	0% - 7.79% (0.71%)
				Constant Default Rate	0% - 7% (0.64%)
				Yield (Discount Rate of Cash Flows)	0 - 112.31% (0.10%)

Asset-Backed Securities	20,781
Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$61,541

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $152,932,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,245	Discounted Cash Flow	Constant Prepayment Rate	0% -100.00% (16.21%)
			Constant Default Rate	0% - 12.00% (8.89%)
			PSA Prepayment Model	133.00% (N/A)
			Yield (Discount Rate of Cash Flows)	1.00% - 23.94% (2.97%)

Asset-Backed Securities	4,245
Total	$4,245

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $3,825,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$48,366	Discounted Cash Flow	Constant Prepayment Rate	0% - 14.00% (2.67%)
			Constant Default Rate	0% - 16.00% (6.63%)
			PSA Prepayment Model	211.00% - 402.00% (340.29%)
			Yield (Discount Rate of Cash Flows)	(6.47%) - 33.04% (5.08%)

Asset-Backed Securities	48,366
Total	$48,366

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $5,634,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$148,022	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (7.54%)
			Constant Default Rate	0% - 14.78% (2.53%)
			PSA Prepayment Model	133.00% - 1,085.00% (402.64%)
			Yield (Discount Rate of Cash Flows)	(67.49%) - 52.00% (2.84%)

Asset-Backed Securities	148,022
Total	$148,022

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $160,423,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$163,413	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (13.09%)
			Constant Default Rate	0% - 16.00% (0.84%)
			PSA Prepayment Model	185.00% - 395.00% (326.13%)
			Yield (Discount Rate of Cash Flows)	(6.62%) - 25.70% (2.48%)

Asset-Backed Securities	163,413
Total	$163,413

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $245,389,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$348,994	1.4%
Core Plus Bond Fund	62,150	2.4
High Yield Fund	95,011	0.9
Limited Duration Bond Fund	2,408	0.4
Mortgage-Backed Securities Fund	84,453	2.3
Short Duration Bond Fund	59,767	0.5

C. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment the Funds have direct rights against the borrower on a loan provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At August 31, 2013, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Barclays	5.1%

D. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2013, the following Funds had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2014	0.50%	4.25%	$13,071	$13,071	$13,006
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	4,019	4,019	3,999
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.50	4.10	8,171	8,171	8,130

Total						$25,261	$25,135

Core Plus Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$346	$346	$344

High Yield Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Altice Financing S.A.	Term Loan	7/02/2019	0.00%	5.50%	$874	$874	$910
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2014	0.50%	4.25%	1,634	1,634	1,627
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	693	693	689
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.50	4.10	1,362	1,362	1,355

Total						$3,689	$3,671

Short Duration Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$693	$693	$690

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Derivatives — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Funds.

Notes E(1) — E(3) below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation (depreciation) in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(2). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engage in various swap transactions, including interest rate and credit default swaps, to provide inflation protection and to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2013 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted
		BNP Paribas	$(985)	$720
		Credit Suisse International	(656)	590
		Deutsche Bank AG, New York	(4,925)	5,470
		Morgan Stanley Capital Services	(4,407)	3,980
		Royal Bank of Scotland	(1,769)	1,600
		Union Bank of Switzerland AG	(450)	560

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to inflation risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets – Unrealized Appreciation	$5	$—	$5
Foreign exchange contracts	Receivables	—	126	126

Total		$5	$126	$131

Inflation Managed Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Swaps
Interest rate contracts	Receivables	$2,266

Gross Liabilities:
Interest rate contracts	Payables	$(14,069)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following table presents the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$200	$(138)	$—		$62
BNP Paribas	510	(510)	—		—
Citibank, N.A.	1,327	—	—		1,327
Deutsche Bank AG, New York	4	(4)	—		—
Royal Bank of Scotland	225	(225)	—		—

Total	$2,266	$(877)	$—		$1,389

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$138	$(138)	$—		$—
BNP Paribas	1,495	(510)	(720	)(b)	265
Credit Suisse International	656	—	(590	)(b)	66
Deutsche Bank AG, New York	4,929	(4)	(4,925	)(b)	—
Morgan Stanley Capital Services	4,407	—	(3,980	)(b)	427
Royal Bank of Scotland	1,994	(225)	(1,600	)(b)	169
Union Bank of Switzerland AG	450	—	(450	)(b)	—

Total	$14,069	$(877)	$(12,265)		$927

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.

(b)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(2). for actual collateral received or pledged.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2013, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$3	$—	$—	$3
Foreign exchange contracts	—	406	—	406
Credit contracts	—	—	(56)	(56)

Total	$3	$406	$(56)	$353

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2)	$—	$—	$(2)
Foreign exchange contracts	—	67	—	67
Credit contracts	—	—	(5)	(5)

Total	$(2)	$67	$(5)	$60

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$51

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$(11,248)

The Funds’ derivatives contracts held at August 31, 2013 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, foreign currency exchange contracts and swaps activity during the six months ended August 31, 2013 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	Inflation Managed Bond Fund
Futures Contracts:
Average Notional Balance Long	$2,170	$—
Average Notional Balance Short	1,043	—
Ending Notional Balance Long	2,472	—
Ending Notional Balance Short	994	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	652	—
Average Settlement Value Sold	9,918	—
Ending Settlement Value Purchased	—	—
Ending Settlement Value Sold	9,353	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	25,000	—
Average Notional Balance — Sell Protection	13,000	—
Ending Notional Balance — Buy Protection	—	—
Ending Notional Balance — Sell Protection	—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	—	846,286
Ending Notional Balance — Pays Fixed Rate	—	905,000

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains (losses) arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

H. Offering and Organizational Costs — Total offering costs of approximately $92,000 paid in connection with the offering of shares of the Short Duration High Yield Fund are amortized on a straight line basis over 12 months from the date the Short Duration High Yield Fund commenced operations. Costs paid in connection with the organization of the Short Duration High Yield Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$284		$33
Core Plus Bond Fund	125		4
Government Bond Fund	10		1
High Yield Fund	95		12
Inflation Managed Bond Fund	3		—
Limited Duration Bond Fund	7		—
Mortgage-Backed Securities Fund	17		2
Short Duration Bond Fund	24		—	(a)
Short Duration High Yield Fund	—	(a)	—
Treasury & Agency Fund	—	(a)	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25
The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a	n/a	0.48
High Yield Fund* ^	1.10	1.60	1.60	1.35	0.80	0.75	n/a	0.85
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	0.45

*	Prior to September 1, 2012 the contractual expense limitation for High Yield Fund was 1.15%, 1.80%, 1.80%, 1.40%, 0.86%, 0.81% and 0.90% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
^	Effective September 1, 2013, the contractual expense limitation for Class A Shares of High Yield Fund is 1.00%.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2013 and are in place until at least June 30, 2014, except for High Yield Fund which are in place until August 31, 2014.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

		Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$69	$8,475	$9,582	$18,126	$—
Core Plus Bond Fund	7	641	385	1,033	—
Government Bond Fund	5	302	2,000	2,307	—
High Yield Fund	26	3,554	6,874	10,454	—
Inflation Managed Bond Fund	47	171	1,042	1,260	—
Limited Duration Bond Fund	239	238	139	616	—
Mortgage-Backed Securities Fund	2,974	1,750	1,125	5,849	—
Short Duration Bond Fund	41	4,185	—	4,226	—
Short Duration High Yield Fund	73	10	15	98	59
Treasury & Agency Fund	1	6	365	372	—

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

Core Bond Fund	$210
Core Plus Bond Fund	36
Government Bond Fund	79
High Yield Fund	352
Inflation Managed Bond Fund	37
Limited Duration Bond Fund	84
Mortgage-Backed Securities Fund	52
Short Duration Bond Fund	53
Short Duration High Yield Fund	1
Treasury & Agency Fund	4

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$1,664,970	$2,977,890	$134,663	$1,661,220
Core Plus Bond Fund	327,959	436,734	6,228	131,823
Government Bond Fund	78,482	116,895	—	69,785
High Yield Fund	2,796,121	3,630,238	—	—
Inflation Managed Bond Fund	203,265	138,899	31,934	71,194
Limited Duration Bond Fund	166,519	52,014	24,960	—
Mortgage-Backed Securities Fund	286,848	741,539	—	66,369
Short Duration Bond Fund	1,094,098	1,748,862	1,429,503	1,139,342
Short Duration High Yield Fund	55,009	6,800	—	—
Treasury & Agency Fund	—	10,794	22,767	108,019

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$24,683,625	$892,130	$374,728	$517,402
Core Plus Bond Fund	2,510,717	95,918	65,988	29,930
Government Bond Fund	1,568,856	112,864	28,618	84,246
High Yield Fund	9,993,846	485,288	251,391	233,897
Inflation Managed Bond Fund	1,617,120	14,580	30,056	(15,476)
Limited Duration Bond Fund	708,300	5,761	28,120	(22,359)
Mortgage-Backed Securities Fund	3,607,812	102,842	64,706	38,136
Short Duration Bond Fund	11,663,613	79,186	49,969	29,217
Short Duration High Yield Fund	51,398	62	525	(463)
Treasury & Agency Fund	197,712	2,404	967	1,437

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

At February 28, 2013, the following Fund had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Limited Duration Bond Fund	$—	$4,555

At February 28, 2013, the following Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2014	2015	2016	2017	2018	2019	Total
Core Plus Bond Fund	$7,860	$26,467	$231,594	$—	$—	$—	$265,921	*
Limited Duration Bond Fund	2,597	2,757	4,374	42,572	10,531	6,963	69,794
Mortgage-Backed Securities Fund	1,459	—	391	—	—	—	1,850

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The following Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013. Average borrowings from the Facility for the six months ended August 31, 2013 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Core Bond Fund	$13,644	2	$—	(a)
High Yield Fund	11,200	1	—	(a)
Mortgage-Backed Securities Fund	12,189	1	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund.

In addition, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	J.P. Morgan SmartRetirement Funds
Core Bond Fund	—%	10.35%
Core Plus Bond Fund	43.13	—
Government Bond Fund	17.53	—
Inflation Managed Bond Fund	22.29	—
Limited Duration Bond Fund	45.08	—

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Additionally, Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Short Duration Bond Fund and Treasury & Agency Fund have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The High Yield Fund, Short Duration High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield investments that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Fund and Short Duration High Yield Fund each individually invests at least 80% of its net assets plus the amount of borrowings for investment purposes in such investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The High Yield Fund and the Short Duration High Yield Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	339

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Core Bond Fund
Class A
Actual*	$1,000.00	$975.10	$3.73	0.75%
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class B
Actual*	1,000.00	971.90	6.96	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class C
Actual*	1,000.00	971.90	6.96	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	973.90	4.98	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00
Class R5
Actual*	1,000.00	976.50	2.24	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Class R6
Actual*	1,000.00	976.70	1.99	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Select Class
Actual*	1,000.00	975.90	2.89	0.58
Hypothetical*	1,000.00	1,022.28	2.96	0.58

Core Plus Bond Fund
Class A
Actual*	1,000.00	982.80	3.75	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual*	$1,000.00	$979.80	$6.99	1.40%
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class C
Actual*	1,000.00	979.60	6.99	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	980.90	5.74	1.15
Hypothetical*	1,000.00	1,019.41	5.85	1.15
Class R6
Actual*	1,000.00	984.60	2.00	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Institutional Class
Actual*	1,000.00	984.10	2.45	0.49
Hypothetical*	1,000.00	1,022.74	2.50	0.49
Select Class
Actual*	1,000.00	983.40	3.25	0.65
Hypothetical*	1,000.00	1,021.93	3.31	0.65

Government Bond Fund
Class A
Actual*	1,000.00	965.10	3.67	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class B
Actual*	1,000.00	961.50	7.27	1.47
Hypothetical*	1,000.00	1,017.80	7.48	1.47
Class C
Actual*	1,000.00	961.40	7.27	1.47
Hypothetical*	1,000.00	1,017.80	7.48	1.47
Class R2
Actual*	1,000.00	963.90	4.90	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Select Class
Actual*	1,000.00	965.50	2.33	0.47
Hypothetical*	1,000.00	1,022.84	2.40	0.47

High Yield Fund
Class A
Actual*	1,000.00	1,008.30	5.52	1.09
Hypothetical*	1,000.00	1,019.71	5.55	1.09
Class B
Actual*	1,000.00	1,005.80	8.04	1.59
Hypothetical*	1,000.00	1,017.19	8.08	1.59
Class C
Actual*	1,000.00	1,004.70	8.03	1.59
Hypothetical*	1,000.00	1,017.19	8.08	1.59
Class R2
Actual*	1,000.00	1,007.00	6.78	1.34
Hypothetical*	1,000.00	1,018.45	6.82	1.34
Class R5
Actual*	1,000.00	1,009.80	4.00	0.79
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual*	1,000.00	1,009.80	3.75	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	341

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Government Bond Fund (continued)
Select Class
Actual*	$1,000.00	$1,009.50	$4.25	0.84%
Hypothetical*	1,000.00	1,020.97	4.28	0.84

Inflation Managed Bond Fund
Class A
Actual*	1,000.00	965.70	3.72	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	962.70	6.93	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	964.60	4.95	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00
Class R5
Actual*	1,000.00	966.80	2.73	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55
Class R6
Actual*	1,000.00	967.10	2.48	0.50
Hypothetical*	1,000.00	1,022.68	2.55	0.50
Select Class
Actual*	1,000.00	966.60	2.97	0.60
Hypothetical*	1,000.00	1,022.18	3.06	0.60

Limited Duration Bond Fund
Class A
Actual*	1,000.00	1,004.00	3.38	0.67
Hypothetical*	1,000.00	1,021.83	3.41	0.67
Class B
Actual*	1,000.00	1,001.50	5.90	1.17
Hypothetical*	1,000.00	1,019.31	5.96	1.17
Class C
Actual*	1,000.00	1,001.40	5.90	1.17
Hypothetical*	1,000.00	1,019.31	5.96	1.17
Class R6
Actual*	1,000.00	1,006.80	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Select Class
Actual*	1,000.00	1,004.90	2.12	0.42
Hypothetical*	1,000.00	1,023.09	2.14	0.42

Mortgage-Backed Securities Fund
Class A
Actual*	1,000.00	981.80	3.25	0.65
Hypothetical*	1,000.00	1,021.93	3.31	0.65
Class C
Actual*	1,000.00	979.20	5.74	1.15
Hypothetical*	1,000.00	1,019.41	5.85	1.15
Class R6
Actual*	1,000.00	983.50	1.25	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Select Class
Actual*	1,000.00	982.70	2.00	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Short Duration Bond Fund
Class A
Actual*	$1,000.00	$994.00	$4.02	0.80%
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class B
Actual*	1,000.00	991.60	6.53	1.30
Hypothetical*	1,000.00	1,018.65	6.61	1.30
Class C
Actual*	1,000.00	991.70	6.53	1.30
Hypothetical*	1,000.00	1,018.65	6.61	1.30
Class R6
Actual*	1,000.00	997.30	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Select Class
Actual*	1,000.00	996.30	2.77	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55

Short Duration High Yield Fund
Class A
Actual**	1,000.00	1,006.10	4.48	0.90
Hypothetical*	1,000.00	1,020.56	4.56	0.90
Class C
Actual**	1,000.00	1,003.60	6.95	1.40
Hypothetical*	1,000.00	1,018.05	7.08	1.40
Class R6
Actual**	1,000.00	1,008.60	2.49	0.50
Hypothetical*	1,000.00	1,022.56	2.54	0.50
Select Class
Actual**	1,000.00	1,008.00	3.24	0.65
Hypothetical*	1,000.00	1,021.81	3.29	0.65

Treasury & Agency Fund
Class A
Actual*	1,000.00	992.60	3.52	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Class B
Actual*	1,000.00	989.30	6.02	1.20
Hypothetical*	1,000.00	1,019.16	6.11	1.20
Select Class
Actual*	1,000.00	993.70	2.26	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Commencement of operations was March 1, 2013.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	343

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein except for the Short Duration High Yield Fund (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has or has agreed to put in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the JPMorgan Inflation Managed Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fee. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information,

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	345

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis prepared by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance was in the first quintile for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance was in the third, second and second quintiles for Class A shares and in the third, first and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance was in the second, first and first quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the first quintile for Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the High Yield Fund’s performance was in the third, fourth and second quintiles for Class A shares and in the third, third and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s performance was in the fourth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Limited Duration Bond Fund’s performance was in the second, second and fifth quintiles for Class A shares and in the second, second, and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance was in the second, second and first quintiles for Class A shares and in the second, first, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Duration Bond Fund’s performance was in the second quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Treasury & Agency Fund’s performance was in the third, second and second quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the second quintile for

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees also considered that the Advisor, JPMDS and JPMFM agreed to additional fee waivers and/or expense reimbursements for Class A shares of the High Yield Fund effective September 1, 2013. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile, and that the actual total expenses for Class A and Select Class shares were in the fourth and third quintiles, respectively, of the Universe Group. After considering the factors identified above, including the additional fee waivers that would take effect on September 1, 2013, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile, of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

For the JPMorgan Short Duration High Yield Fund Only

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	347

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2012 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Short Duration High Yield Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approvals. The Trustees also discussed the proposed approvals in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with these approval items, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor has indicated that it does not intend to use third-party soft dollar arrangements with respect to securities transactions it executes for this type of Fund.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	349

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 will be provided under separate cover.

Qualified Interest Income (QII) and Short Term Gains

For the fiscal year ended February 28, 2013, the Funds designate the following amounts or maximum allowable amounts of ordinary distributions paid during the Funds’ fiscal year from qualified interest income and short-term capital gain (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Core Bond Fund	$716,134	$3,169
Core Plus Bond Fund	87,931	—
Government Bond Fund	46,172	—
High Yield Fund	646,219	57,519
Limited Duration Bond Fund	6,263	—
Short Duration Bond Fund	138,706	—
Treasury & Agency Fund	3,681	69

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-INC2-813

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2013 (Unaudited)

JPMorgan Current Yield Money Market Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies.”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Current Yield Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks to provide current income while maintaining liquidity and providing stability of principal
Primary Investments	Repurchase agreements, commercial paper, debt securities issued or guaranteed by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, as well as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Suggested investment time frame	Short-term
Share classes offered	Institutional Class and Capital Shares
Net Assets as of 8/31/13	$10.0 Million
Weighted Average Maturity^	4 days
Weighted Average Life^^	4 days

MATURITY SCHEDULE**^
2–7 days	100.0%

7-DAY SEC YIELD AS OF 8/31/13 (1)
Institutional Class Shares	0.00%
Capital Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Institutional Class Shares and Capital Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.80)% and (1.75)% for Institutional Class Shares and Capital Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Yield Money Market Fund is available upon request.
Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.2% (n)
425,000	Sumitomo Mitsui Banking Corp., (Japan), 0.090%, 09/04/13 (e) (m) (Cost $424,997)	424,997

Repurchase Agreements — 36.7%
2,000,000	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $2,000,017, collateralized by Federal National Mortgage Association, 4.000%, due 11/01/41, with a value of $2,040,000.	2,000,000
1,671,000	Merrill Lynch PFS, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $1,671,011, collateralized by Government National Mortgage Association, 4.000% — 6.110%, due 05/20/41 — 09/16/51, with a value of $1,721,130.	1,671,000

	Total Repurchase Agreements (Cost $3,671,000)	3,671,000

Time Deposits — 59.4%
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 09/03/13	425,000
425,000	Barclays Bank plc, 0.090%, 09/03/13	425,000
425,000	Citibank N.A., 0.130%, 09/04/13	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.080%, 09/03/13	425,000
425,000	Credit Industriel et Commercial, 0.110%, 09/05/13	425,000
425,000	Deutsche Bank AG, 0.090%, 09/05/13	425,000
425,000	Fortis Bank S.A., 0.090%, 09/03/13	425,000
425,000	Landesbank Hessen-Thueringen Girozentrale, 0.110%, 09/03/13	425,000
425,000	National Australia Bank Ltd., 0.060%, 09/03/13	425,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — Continued
425,000	Natixis S.A., 0.130%, 09/05/13	425,000
425,000	Rabobank Nederland N.V., 0.080%, 09/04/13	425,000
425,000	RBS Citizens, 0.150%, 09/05/13	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.080%, 09/03/13	425,000
425,000	Societe Generale S.A., 0.090%, 09/05/13	425,000

	Total Time Deposits (Cost $5,950,000)	5,950,000

	Total Investments — 100.3% (Cost $10,045,997) *	10,045,997
	Liabilities in Excess of Other Assets — (0.3)%	(28,943)

	NET ASSETS — 100.0%	$10,017,054

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	3

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

Current Yield Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$6,374,997
Repurchase agreements, at value	3,671,000

Total investment securities, at value	10,045,997
Cash	323
Receivables:
Interest from non-affiliates	65
Due from Advisor	13,134
Prepaid expenses	14,214

Total Assets	10,073,733

LIABILITIES:
Accrued liabilities:
Custodian and accounting fees	13,062
Trustees’ and Chief Compliance Officer’s fees	388
Audit fees	31,591
Printing & mailing costs	6,384
Other	5,254

Total Liabilities	56,679

Net Assets	$10,017,054

NET ASSETS :
Paid-in-Capital	$10,017,081
Accumulated undistributed (distributed in excess of) net investment income	(27)

Total Net Assets	$10,017,054

Net Assets:
Capital	$9,516,481
Institutional Class	500,573

Total	$10,017,054

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Capital	9,516,518
Institutional Class	500,563
Net Asset Value offering and redemption price per share (all classes)	$1.00

Cost of investments in non-affiliates	$6,374,997
Cost of repurchase agreements	3,671,000

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Current Yield Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,131

EXPENSES:
Investment advisory fees	4,040
Administration fees	3,543
Shareholder servicing fees:
Capital	2,399
Institutional Class	252
Custodian and accounting fees	29,812
Interest expense to affiliates	24
Professional fees	28,753
Trustees’ and Chief Compliance Officer’s fees	6
Printing and mailing costs	3,977
Registration and filing fees	11,670
Transfer agent fees	1,717
Other	7,393

Total expenses	93,586

Less amounts waived	(10,203)
Less expense reimbursements	(78,684)

Net expenses	4,699

Net investment income (loss)	1,432

Change in net assets resulting from operations	$1,432

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	5

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Current Yield Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,432	$9,913

Change in net assets resulting from operations	1,432	9,913

DISTRIBUTIONS TO SHAREHOLDERS:
Capital
From net investment income	(1,394)	(9,560)
Institutional Class
From net investment income	(38)	(353)

Total distributions to shareholders	(1,432)	(9,913)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,432	9,913

NET ASSETS:
Change in net assets	1,432	9,913
Beginning of period	10,015,622	10,005,709

End of period	$10,017,054	$10,015,622

Accumulated undistributed (distributed in excess of) net investment income	$(27)	$(27)

CAPITAL TRANSACTIONS:
Capital
Distributions reinvested	$1,394	$9,560

Change in net assets resulting from Capital capital transactions	$1,394	$9,560

Institutional Class
Distributions reinvested	38	353

Change in net assets resulting from Institutional Class capital transactions	$38	$353

Total change in net assets resulting from capital transactions	$1,432	$9,913

SHARE TRANSACTIONS:
Capital
Reinvested	1,394	9,560

Change in Capital Shares	1,394	9,560

Institutional Class
Reinvested	38	353

Change in Institutional Class Shares	38	353

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	7

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investments operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Total from investment operations		Net Investment Income

Current Yield Money Market Fund
Capital
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)
September 30, 2010(e) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)
September 30, 2010(e) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$9,516,481	0.09%	0.03%	1.85%
1.00	0.10	9,515,091	0.10	0.10	1.73
1.00	0.02	9,505,531	0.09	0.02	2.29
1.00	0.04	9,503,734	0.10	0.09	2.39

1.00	0.01	500,573	0.10	0.02	1.90
1.00	0.07	500,531	0.13	0.07	1.78
1.00	0.01	500,178	0.10	0.01	2.34
1.00	0.03	500,134	0.13	0.06	2.42

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	9

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Yield Money Market Fund	Capital and Institutional Class	Diversified

The investment objective of the Fund is to seek to provide current income while maintaining liquidity and providing stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different shareholder servicing fees and each class has exclusive voting rights with respect to its shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,045,997	$—	$10,045,997

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of portfolio holdings.

There were no transfers between any levels during the period ended August 31, 2013.

B. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet J.P. Morgan Investment Management Inc.’s (the “Advisor” or “JPMIM”) credit guidelines. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the six months ended August 31, 2013.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor, acts as the investment advisor to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s respective average daily net assets at an annual rate of 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.07% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Administrator waived Administration fees as outlined in Note 3.E.

C. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Capital	Institutional Class
0.05%	0.10%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.E.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	11

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

E. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Capital	Institutional Class
0.18%	0.21%

The expense limitation agreement was in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Fund’s service providers voluntarily waived fees for the six months ended August 31, 2013. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2013, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Advisory Fee	Shareholder Servicing	Total	Contractual Reimbursements
$3,543	$2,583	$6,126	$76,101

Voluntary Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Voluntary Reimbursements
$497	$3,543	$37	$4,077	$2,583

F. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker-dealers. For the six months ended August 31, 2013, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Fund did not have pre-enactment and/or post-enactment net capital loss carryforwards.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

5. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Fund’s Advisor.

The profitability of banks, which represent a significant portion of the credit exposure resulting from the Fund’s investments, depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	13

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Current Yield Money Market Fund
Capital
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical	1,000.00	1,024.75	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Fund’s performance compared to the performance of the Fund’s peers and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Fund, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	15

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Fund at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and determinations made by the Trustees with respect to the Fund’s performance is summarized below:

The Trustees noted that the Fund’s performance was in the second quintile for Capital shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for a representative share class are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for the Capital Shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	17

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-CYMMKT-813

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2013 (Unaudited)

JPMorgan Current Income Fund

JPMorgan Managed Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	1

JPMorgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Current Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Reporting Period Return:
Fund (Institutional Class Shares)*	0.08%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%

Net Assets as of 8/31/2013 (In Thousands)	$10,053
Duration as of 8/31/2013	0.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Current Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2013, the Fund’s average WAM1 was 70 days and its average WAL2 was 109 days. Market volatility remained stable to start the reporting period but eventually gained momentum. Interest rates rose sharply and credit spreads widened in response to communications from the Federal Reserve Board regarding the future of monetary policy. The Fund’s performance was primarily driven by a tactical decision to increase exposure to variable rate products by adding 12- to 13-month floating rate paper as a hedge against rising interest rates. Concurrently, the Fund’s excess liquidity was reduced in favor of geographically-diversified one- to 12-month investments. As credit profiles strengthened, the Fund’s portfolio managers increased the average maturity of investments in core-European bank paper. The Fund also initiated investments in two state-sponsored Chinese banks. The Fund continued to engage in overnight and three-month non-traditional repurchase agreement transactions.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund mainly invested in high quality, U.S. dollar-denominated, short-term, fixed- and floating-rate debt securities and repurchase agreements. The Fund’s portfolio managers allocated the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the Fund’s portfolio managers looked for market sectors and individual securities that they believed would perform well over time. The Fund’s portfolio managers selected individual securities after performing a risk/reward analysis that included an evaluation of their characteristics including income, interest rate risk, credit risk and their structure.

[1]	Weighted Average Maturity; average WAM is based on the mathematical average values at each month end for the reporting period;
the WAM calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
[2]

Weighted Average Life; average WAL is based on the mathematical average values at each month end for the reporting period; the WAL calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

PORTFOLIO COMPOSITION***
Commercial Paper	48.4%
Certificates of Deposit	34.8
Corporate Bonds	8.4
Repurchase Agreements	6.0
U.S. Treasury Obligation	2.4
Short-Term Investment	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Income Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	3

JPMorgan Current Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	7/21/11	0.08%	0.22%	0.24%
SELECT CLASS SHARES	7/21/11	0.01	0.07	0.09

*	Not annualized.

LIFE OF FUND PERFORMANCE (7/21/11 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on July 21, 2011.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Current Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from July 21, 2011 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Reporting Period Return:
Fund (Institutional Class Shares)*	0.09%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%

Net Assets as of 8/31/2013 (In Thousands)	$2,465,722
Duration as of 8/31/2013	0.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s portfolio managers sought opportunities for what they believed to be attractive fixed income investments with relatively short maturities, generally no longer than three years. The Fund’s sector positioning contributed to performance during the reporting period. In particular, allocations to asset-backed securities, floating rate securities and six-month certificates of deposit were beneficial to the Fund’s results for the six months ended August 31, 2013.

HOW WAS THE FUND POSITIONED?

During the reporting period, the portfolio managers reduced the Fund’s allocation to fixed rate securities with maturities between two and three years. This adjustment began in late May 2013, as interest rates moved higher given indications from the Federal Reserve Board that it may start to taper its asset purchase program. During the reporting period, the portfolio managers also increased the Fund’s allocation to floating rate securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	49.2%
Asset-Backed Securities	16.9
Certificate of Deposit	10.5
Commercial Paper	9.0
Repurchase Agreements	6.7
U.S. Government Agency Securities	3.4
Weekly Demand Notes	2.1
U.S. Treasury Obligation	1.5
Others (each less than 1.0%)	0.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Managed Income Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	9/30/10	0.09%	0.34%	0.48%
SELECT CLASS SHARES	9/30/10	0.04	0.24	0.37

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/30/10 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — 34.8%
300	Bank of China, 0.700%, 11/08/13	300
350	Bank of Nova Scotia, 0.255%, 10/04/13	350
300	Barclays Bank plc, 0.299%, 12/13/13	300
250	Chiba Bank Ltd., 0.280%, 09/19/13	250
300	Credit Suisse, 0.670%, 01/09/14	301
300	Industrial & Commercial Bank of China Ltd., 0.550%, 11/15/13	300
250	Mizuho Corporate Bank, 0.270%, 09/30/13	250
250	Natixis, 0.303%, 06/25/14	250
350	Nordea Bank Finland plc, 0.290%, 11/25/13	350
350	Rabobank Nederland N.V., 0.312%, 05/27/14	350
250	Sumitomo Mitsui Banking Corp., 0.380%, 05/09/14	250
250	Toronto-Dominion Bank, 0.300%, 05/14/14	250

	Total Certificates of Deposit (Cost $3,500)	3,501

Commercial Paper — 48.5% (n)
300	ABN Amro Funding USA LLC, 0.291%, 10/07/13 (e) (m)	300
250	Antalis US Funding Corp., 0.251%, 09/03/13 (e)	250
300	Australia & New Zealand Banking Group Ltd., 0.316%, 05/28/19 (e)	300
250	BNP Paribas Finance, Inc., 0.361%, 12/02/13	250
350	Commonwealth Bank of Australia, 0.278%, 04/24/14 (e)	350
350	DBS Bank Ltd., 0.241%, 11/25/13 (e)	350
250	Dexia Credit Local, 0.301%, 11/12/13	250
250	HSBC Bank plc, 0.308%, 05/15/14 (e)	250
250	ING U.S. Funding LLC, 0.251%, 09/19/13	250
250	Macquarie Bank Ltd., 0.389%, 11/20/13 (e)	250
428	Market Street Funding LLC, 0.061%, 09/03/13 (e)	428
300	Northern Pines Funding LLC, 0.341%, 11/26/13 (e)	300
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.351%, 05/14/14 (e)	249
250	Skandinaviska Enskilda Banken AB, (Sweden), 0.249%, 09/20/13 (e)	250
250	Societe Generale North America, Inc., 0.249%, 10/08/13	250
300	Svenska Handelsbanken, Inc., (Sweden), 0.251%, 01/28/14 (e)	299
300	Westpac Banking Corp., (Australia), 0.280%, 05/02/14 (e)	300

	Total Commercial Paper (Cost $4,876)	4,876

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 8.5%
	Financials — 8.5%
	Commercial Banks — 5.0%
250	Canadian Imperial Bank of Commerce, (Canada), 1.450%, 09/13/13	250
250	Royal Bank of Canada, (Canada), 1.125%, 01/15/14	251

		501

	Insurance — 3.5%
350	Metropolitan Life Global Funding I, VAR, 0.524%, 12/12/14 (e)	350

	Total Corporate Bonds (Cost $851)	851

Repurchase Agreements — 6.0%
250	Merrill Lynch PFS, Inc., 0.580%, dated 08/30/13, due 09/03/13, repurchase price $250, collateralized by Corporate Notes and Bonds, 3.015% - 5.701%, due 04/05/21 - 11/10/39, with a value of $263.	250
200	RBS Securities, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $200, collateralized by U.S. Treasury Securities, 0.250%, due 04/30/14, with a value of $205.	200
150	Royal Bank of Scotland plc, 1.330%, dated 08/30/13, due 11/26/13, repurchase price $150, collateralized by Corporate Notes and Bonds, 0.614%, due 4/25/37, with a value of $163. (i)	150

	Total Repurchase Agreements (Cost $600)	600

U.S. Treasury Obligation — 2.4%
245	U.S. Treasury Notes, 3.125%, 09/30/13 (Cost $245)	246

SHARES
	Investment Company — 0.0% (g)
1	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $1)	1

	Total Investments — 100.2% (Cost $10,073)	10,075
	Liabilities in Excess of Other Assets — (0.2)%	(22)

	NET ASSETS — 100.0%	$10,053

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Long-Term Investments — 72.7%
	Asset-Backed Securities — 17.0%
	AmeriCredit Automobile Receivables Trust,
138	Series 2011-5, Class A2, 1.190%, 08/08/15	138
1,171	Series 2012-1, Class A2, 0.910%, 10/08/15	1,172
724	Series 2012-2, Class A2, 0.760%, 10/08/15	724
2,013	Series 2012-3, Class A2, 0.710%, 12/08/15	2,014
8,062	Series 2012-4, Class A2, 0.490%, 04/08/16	8,059
8,465	Series 2012-5, Class A2, 0.510%, 01/08/16	8,463
4,902	Series 2013-1, Class A2, 0.490%, 06/08/16	4,898
14,200	Series 2013-2, Class A2, 0.530%, 11/08/16	14,193
506	Bank of America Auto Trust, Series 2012-1, Class A2, 0.590%, 11/17/14	506
8,000	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	8,010
	CarMax Auto Owner Trust,
6,685	Series 2013-1, Class A2, 0.420%, 03/15/16	6,687
15,400	Series 2013-2, Class A2, 0.420%, 06/15/16	15,390
15,000	Series 2013-3, Class A2, 0.590%, 04/15/15	15,000
	CNH Equipment Trust,
2,827	Series 2012-B, Class A2, 0.650%, 10/15/15	2,828
7,500	Series 2013-A, Class A2, 0.440%, 07/15/16	7,492
6,600	Series 2013-B, Class A2, 0.440%, 10/17/16	6,586
13,550	Fifth Third Auto Trust, Series 2013-1, Class A2, 0.590%, 03/15/16	13,546
16,600	Ford Credit Auto Lease Trust, Series 2013-A, Class A2, 0.460%, 05/15/15	16,584
	Ford Credit Auto Owner Trust,
243	Series 2011-A, Class A3, 0.970%, 01/15/15	243
589	Series 2012-B, Class A2, 0.570%, 01/15/15	589
663	Series 2012-C, Class A2, 0.470%, 04/15/15	663
12,185	Series 2013-A, Class A2, 0.380%, 11/15/15	12,177
19,250	Series 2013-B, Class A2, 0.380%, 02/15/16	19,232
9,600	Series 2013-C, Class A2, 0.550%, 04/15/16	9,602
5,600	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 09/15/15	5,604
	Harley-Davidson Motorcycle Trust,
2,057	Series 2012-1, Class A2, 0.500%, 08/15/15	2,057
8,900	Series 2013-1, Class A2, 0.450%, 08/15/16	8,893
	Honda Auto Receivables Owner Trust,
670	Series 2012-1, Class A2, 0.570%, 08/15/14	670
1,367	Series 2012-2, Class A2, 0.560%, 11/17/14	1,367
9,531	Series 2012-4, Class A2, 0.400%, 04/20/15	9,531
8,600	Series 2013-2, Class A2, 0.370%, 10/16/15	8,591
4,300	Series 2013-3, Class A2, 0.540%, 01/15/16	4,301

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Asset-Backed Securities — Continued
		Huntington Auto Trust,
4,166		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	4,177
10,200		Series 2012-2, Class A2, 0.380%, 09/15/15	10,194
21,850		Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.510%, 09/15/15 (e)	21,839
		Hyundai Auto Receivables Trust,
10,300		Series 2013-A, Class A2, 0.400%, 12/15/15	10,298
20,150		Series 2013-B, Class A2, 0.530%, 03/15/16	20,148
		John Deere Owner Trust,
6,450		Class A2, 0.550%, 01/15/16	6,450
3,222		Series 2012-B, Class A2, 0.430%, 02/17/15	3,223
8,400		Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2, 0.490%, 06/15/15	8,395
9,500		Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2, 0.500%, 03/15/16	9,492
6,594		Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	6,591
		Nissan Auto Receivables Owner Trust,
122		Series 2011-B, Class A2, 0.740%, 09/15/14	122
1,038		Series 2012-A, Class A2, 0.540%, 10/15/14	1,038
5,800		Series 2013-A, Class A2, 0.370%, 09/15/15	5,799
11,750		Series 2013-B, Class A2, 0.520%, 04/15/16	11,740
317		Porsche Financial Auto Securitization Trust, Series 2011-1, Class A3, 0.840%, 01/16/15 (e)	317
1,884		Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2, 0.440%, 02/23/15 (e)	1,884
		Santander Drive Auto Receivables Trust,
8,536		Series 2012-4, Class A2, 0.790%, 08/17/15	8,538
13,527		Series 2012-5, Class A2, 0.570%, 12/15/15	13,525
2,706		Series 2013-1, Class A2, 0.480%, 02/16/16	2,706
—	(h)	Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2, 0.570%, 10/15/14	—	(h)
2,436		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	2,435
—	(h)	Volkswagen Auto Lease Trust, Series 2012-A, Class A2, 0.660%, 11/20/14	—	(h)
		Volkswagen Auto Loan Enhanced Trust,
179		Series 2012-1, Class A2, 0.610%, 10/20/14	179
26,300		Series 2013-1, Class A2, 0.370%, 01/20/16	26,265
16,100		Volvo Financial Equipment LLC, Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	16,078

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Asset-Backed Securities — Continued
	World Omni Auto Receivables Trust,
548	Series 2011-A, Class A3, 1.110%, 05/15/15	549
2,430	Series 2012-A, Class A2, 0.520%, 06/15/15	2,430
8,181	Series 2012-B, Class A2, 0.430%, 11/16/15	8,177

	Total Asset-Backed Securities (Cost $418,609)	418,399

	Certificates of Deposit — 0.7%
11,000	Australia & New Zealand Banking Group Ltd., 0.514%, 01/29/15	11,002
5,000	Credit Suisse, (Switzerland), 0.668%, 01/15/15	4,999
2,000	Royal Bank of Canada, (Canada), 0.622%, 06/21/16	1,999

	Total Certificates of Deposit (Cost $18,000)	18,000

	Corporate Bonds — 49.5%
	Consumer Discretionary — 1.8%
	Auto Components — 0.0% (g)
1,000	Johnson Controls, Inc., 1.750%, 03/01/14	1,005

	Automobiles — 0.6%
	Daimler Finance North America LLC,
10,623	1.650%, 04/10/15 (e)	10,715
2,000	1.875%, 09/15/14 (e)	2,022
1,000	1.950%, 03/28/14 (e)	1,006
905	2.300%, 01/09/15 (e)	919

		14,662

	Media — 1.2%
4,995	CBS Corp., 8.875%, 06/14/14	5,300
11,412	Comcast Corp., 5.300%, 01/15/14	11,602
1,500	NBCUniversal Media LLC, 2.100%, 04/01/14	1,514
6,600	Time Warner Cable, Inc., 7.500%, 04/01/14	6,845
3,152	Viacom, Inc., 4.375%, 09/15/14	3,264

		28,525

	Total Consumer Discretionary	44,192

	Consumer Staples — 2.0%
	Beverages — 0.9%
	Anheuser-Busch InBev Worldwide, Inc.,
3,405	0.800%, 07/15/15	3,410
1,000	3.625%, 04/15/15	1,047
5,000	5.375%, 11/15/14	5,279
5,750	Foster’s Finance Corp., 4.875%, 10/01/14 (e)	5,998
6,650	SABMiller Holdings, Inc., 1.850%, 01/15/15 (e)	6,733
750	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	764

		23,231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 0.9%
7,850	Kroger Co. (The), 7.500%, 01/15/14	8,045
4,200	Tesco plc, (United Kingdom), 2.000%, 12/05/14 (e)	4,255
11,000	Walgreen Co., VAR, 0.772%, 03/13/14	11,016

		23,316

	Food Products — 0.2%
4,000	Kellogg Co., VAR, 0.495%, 02/13/15	4,002

	Total Consumer Staples	50,549

	Energy — 2.4%
	Energy Equipment & Services — 0.1%
2,000	Schlumberger S.A., (France), 2.650%, 01/15/16 (e)	2,066

	Oil, Gas & Consumable Fuels — 2.3%
	BP Capital Markets plc, (United Kingdom),
3,136	0.875%, 03/11/14	3,145
7,430	1.700%, 12/05/14	7,536
3,000	3.125%, 10/01/15	3,140
4,100	3.625%, 05/08/14	4,191
11,025	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	11,450
15,965	EnCana Holdings Finance Corp., (Canada), 5.800%, 05/01/14	16,480
500	EOG Resources Canada, Inc., (Canada), 4.750%, 03/15/14 (e)	511
9,330	TransCanada PipeLines Ltd., (Canada), 4.875%, 01/15/15	9,837

		56,290

	Total Energy	58,356

	Financials — 33.4%
	Capital Markets — 3.0%
	Bank of New York Mellon Corp. (The),
6,550	0.700%, 03/04/16	6,489
5,700	1.200%, 02/20/15	5,740
7,395	VAR, 0.534%, 07/28/14	7,406
11,100	CDP Financial, Inc., (Canada), 3.000%, 11/25/14 (e)	11,418
	Goldman Sachs Group, Inc. (The),
6,688	1.265%, 02/07/14	6,704
5,121	5.150%, 01/15/14	5,206
4,778	5.250%, 10/15/13	4,803
6,947	6.000%, 05/01/14	7,182
5,600	Mellon Funding Corp., VAR, 0.414%, 05/15/14	5,602
2,130	Northern Trust Corp., 4.625%, 05/01/14	2,190
10,100	UBS AG, (Switzerland), 1.264%, 01/28/14	10,137

		72,877

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Commercial Banks — 17.7%
6,530	ABN AMRO Bank N.V., (Netherlands), 3.000%, 01/31/14 (e)	6,589
	Bank of Montreal, (Canada),
9,250	0.788%, 07/15/16	9,266
14,800	VAR, 0.745%, 09/11/15	14,875
	Bank of Nova Scotia, (Canada),
6,355	0.750%, 10/09/15	6,339
9,300	0.788%, 07/15/16	9,329
1,500	1.850%, 01/12/15	1,523
1,100	2.375%, 12/17/13	1,107
6,150	3.400%, 01/22/15	6,379
4,877	VAR, 1.309%, 01/12/15	4,928
	Barclays Bank plc, (United Kingdom),
1,000	2.750%, 02/23/15	1,025
1,850	3.900%, 04/07/15	1,933
7,900	5.200%, 07/10/14	8,194
	BB&T Corp.,
3,082	3.375%, 09/25/13	3,088
11,870	5.700%, 04/30/14	12,272
6,575	VAR, 0.964%, 04/28/14	6,588
	Canadian Imperial Bank of Commerce, (Canada),
9,000	0.786%, 07/18/16	9,016
4,196	0.900%, 10/01/15	4,193
3,962	2.350%, 12/11/15	4,084
10,000	Commonwealth Bank of Australia, (Australia), VAR, 0.544%, 01/29/15 (e)	10,014
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
9,120	1.850%, 01/10/14	9,168
33,727	4.200%, 05/13/14 (e)	34,610
1,600	VAR, 0.618%, 04/14/14	1,604
	HSBC Bank plc, (United Kingdom),
5,965	3.500%, 06/28/15 (e)	6,249
14,020	VAR, 1.068%, 01/17/14 (e)	14,061
3,200	HSBC Bank USA N.A., 4.625%, 04/01/14	3,272
	ING Bank N.V., (Netherlands),
13,460	2.375%, 06/09/14 (e)	13,613
19,000	VAR, 1.674%, 06/09/14 (e)	19,160
	National Australia Bank Ltd., (Australia),
1,000	3.750%, 03/02/15 (e)	1,043
10,950	VAR, 0.566%, 01/22/15 (e)	10,967
6,600	National Bank of Canada, (Canada), 1.500%, 06/26/15	6,681
133	National City Corp., 4.900%, 01/15/15	140
	Nordea Bank AB, (Sweden),
2,700	2.250%, 03/20/15 (e)	2,755

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
2,000	3.700%, 11/13/14 (e)	2,070
2,000	Series REGS, 3.700%, 11/13/14	2,069
7,700	PNC Funding Corp, VAR, 0.466%, 01/31/14	7,699
	PNC Funding Corp.,
1,425	3.000%, 05/19/14	1,451
14,716	3.625%, 02/08/15	15,301
7,000	5.400%, 06/10/14	7,258
	Royal Bank of Canada, (Canada),
18,000	1.450%, 10/30/14	18,189
16,000	VAR, 0.501%, 01/06/15	16,018
11,000	VAR, 0.644%, 03/08/16	11,027
	Standard Chartered plc, (United Kingdom),
10,085	1.215%, 05/12/14 (e)	10,137
9,518	3.850%, 04/27/15 (e)	9,917
5,134	5.500%, 11/18/14 (e)	5,406
4,000	Sumitomo Mitsui Banking Corp., (Japan), 1.900%, 07/22/14 (e)	4,050
2,000	Svenska Handelsbanken AB, (Sweden), 4.875%, 06/10/14 (e)	2,067
20,000	Toronto-Dominion Bank (The), (Canada), VAR, 0.445%, 05/01/15	19,994
550	U.S. Bancorp, 3.150%, 03/04/15	570
750	U.S. Bank N.A., 6.300%, 02/04/14	768
3,500	Wachovia Bank N.A., VAR, 0.646%, 11/03/14	3,507
	Wells Fargo & Co.,
9,000	0.794%, 07/20/16	9,008
19,448	1.250%, 02/13/15	19,552
2,237	3.750%, 10/01/14	2,315
8,290	VAR, 1.197%, 06/26/15	8,376
5,000	Wells Fargo Bank N.A., 0.544%, 07/20/15	5,004
11,100	Westpac Banking Corp., (Australia), VAR, 0.514%, 01/29/15 (e)	11,097

		436,915

	Consumer Finance — 5.6%
10,700	American Express Co., 7.250%, 05/20/14	11,206
	American Express Credit Corp.,
3,000	1.374%, 06/12/15	3,042
7,488	5.125%, 08/25/14	7,822
	American Honda Finance Corp.,
5,730	1.000%, 08/11/15 (e)	5,738
4,100	1.450%, 02/27/15 (e)	4,139
5,200	2.500%, 09/21/15 (e)	5,367
1,000	3.500%, 03/16/15 (e)	1,040
950	VAR, 0.486%, 11/03/14 (e)	952
9,500	VAR, 0.637%, 05/26/16 (e)	9,504

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Consumer Finance — Continued
10,155	Caterpillar Financial Services Corp., 0.409%, 08/28/15	10,151
	John Deere Capital Corp.,
14,000	VAR, 0.336%, 06/15/15	14,010
3,700	VAR, 0.803%, 09/22/14	3,721
8,000	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	8,393
	PACCAR Financial Corp.,
2,100	0.750%, 05/16/16	2,075
4,000	1.550%, 09/29/14	4,050
	Toyota Motor Credit Corp.,
13,500	0.369%, 01/15/15	13,502
2,250	0.875%, 07/17/15	2,260
6,150	VAR, 0.424%, 03/10/15	6,156
8,200	VAR, 0.553%, 05/17/16	8,207
	Volkswagen International Finance N.V., (Netherlands),
2,300	1.625%, 03/22/15 (e)	2,325
2,900	1. 875%, 04/01/14 (e)	2,920
10,000	VAR, 0.864%, 11/20/14 (e)	10,042
500	VAR, 0.884%, 04/01/14 (e)	501

		137,123

	Diversified Financial Services — 2.0%
	General Electric Capital Corp.,
2,000	0.649%, 07/10/15	2,002
8,600	0.919%, 07/12/16	8,615
4,879	1.625%, 07/02/15	4,941
14,700	2.150%, 01/09/15	14,992
5,300	5.000%, 01/08/16	5,751
500	VAR, 0.392%, 12/20/13	500
1,100	VAR, 0.871%, 01/08/16	1,105
	Svensk Exportkredit AB, (Sweden),
2,000	0.324%, 01/05/15	2,000
10,600	0.625%, 09/04/15	10,601

		50,507

	Insurance — 3.7%
2,000	Berkshire Hathaway, Inc., VAR, 0.964%, 08/15/14	2,012
3,150	Jackson National Life Global Funding, VAR, 0.463%, 03/17/14 (e)	3,145
	MetLife Institutional Funding II,
1,000	1.625%, 04/02/15 (e)	1,011
7,900	VAR, 0.641%, 01/06/15 (e)	7,918
7,653	VAR, 1.174%, 04/04/14 (e)	7,695

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	Metropolitan Life Global Funding I,
7,000	0.798%, 07/15/16 (e)	7,016
5,145	1.019%, 01/10/14 (e)	5,158
2,565	5.200%, 09/18/13 (e)	2,571
1,250	VAR, 0.674%, 12/12/13 (e)	1,251
	New York Life Global Funding,
14,200	0.615%, 05/23/16 (e)	14,250
5,400	3.000%, 05/04/15 (e)	5,603
	Pricoa Global Funding I,
5,500	0.532%, 08/19/15 (e)	5,502
12,049	5.450%, 06/11/14 (e)	12,496
7,600	VAR, 0.476%, 09/27/13 (e)	7,601
8,300	Principal Life Global Funding II, VAR, 0.433%, 09/19/14 (e)	8,297

		91,526

	Real Estate Investment Trusts (REITs) — 1.4%
4,200	Boston Properties LP, 5.625%, 04/15/15	4,508
	HCP, Inc.,
8,094	2.700%, 02/01/14	8,152
8,234	5.650%, 12/15/13	8,344
	Simon Property Group LP,
3,172	5.100%, 06/15/15	3,410
10,100	6.750%, 05/15/14	10,367

		34,781

	Total Financials	823,729

	Health Care — 1.7%
	Biotechnology — 0.5%
11,322	Gilead Sciences, Inc., 2.400%, 12/01/14	11,544

	Health Care Equipment & Supplies — 0.7%
3,300	Baxter International, Inc., 0.445%, 12/11/14	3,301
10,462	St. Jude Medical, Inc., 2.200%, 09/15/13	10,469
3,360	Zimmer Holdings, Inc., 1.400%, 11/30/14	3,378

		17,148

	Pharmaceuticals — 0.5%
13,800	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	13,861

	Total Health Care	42,553

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
3,200	BAE Systems Holdings, Inc., 4.950%, 06/01/14 (e)	3,290
2,200	United Technologies Corp., 0.775%, 06/01/15	2,214

		5,504

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Electrical Equipment — 0.4%
	Eaton Corp.,
2,250	5.950%, 03/20/14	2,316
7,385	VAR, 0.603%, 06/16/14	7,396

		9,712

	Machinery — 0.1%
2,000	Caterpillar, Inc., 7.000%, 12/15/13	2,036

	Road & Rail — 0.1%
1,616	Ryder System, Inc., 5.850%, 03/01/14	1,656

	Total Industrials	18,908

	Information Technology — 0.4%
	IT Services — 0.4%
10,000	International Business Machines Corp., 0.246%, 02/04/15	9,996

	Materials — 0.3%
	Metals & Mining — 0.3%
6,055	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	6,383

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 3.1%
	AT&T, Inc.,
2,727	0.875%, 02/13/15	2,731
14,660	5.100%, 09/15/14	15,344
	BellSouth Corp.,
4,000	4.117%, 04/26/14 (e)	4,086
1,149	5.200%, 09/15/14	1,202
2,000	British Telecommunications plc, (United Kingdom), VAR, 1.397%, 12/20/13	2,006
8,075	Deutsche Telekom International Finance B.V., (Netherlands), 4.875%, 07/08/14	8,358
15,640	Orange SA, (France), 4.375%, 07/08/14	16,104
2,395	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	2,526
	Verizon Communications, Inc.,
2,180	1.250%, 11/03/14	2,194
15,400	1.950%, 03/28/14	15,526
5,493	VAR, 0.886%, 03/28/14	5,507

		75,584

	Wireless Telecommunication Services — 0.6%
	America Movil S.A.B. de C.V., (Mexico),
8,678	5.500%, 03/01/14	8,854
4,300	5.750%, 01/15/15	4,565

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
1,300	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	1,334

		14,753

	Total Telecommunication Services	90,337

	Utilities — 3.0%
	Electric Utilities — 1.9%
3,900	Arizona Public Service Co., 5.800%, 06/30/14	4,056
2,300	Duke Energy Indiana, Inc., 0.619%, 07/11/16	2,305
800	Indiana Michigan Power Co., 5.050%, 11/15/14	840
10,250	MidAmerican Energy Co., 4.650%, 10/01/14	10,698
7,530	NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	7,582
3,085	Niagara Mohawk Power Corp., 3.553%, 10/01/14 (e)	3,174
3,705	Northeast Utilities, VAR, 1.022%, 09/20/13	3,706
2,500	Ohio Power Co., Series H, 4.850%, 01/15/14	2,539
10,273	Progress Energy, Inc., 6.050%, 03/15/14	10,567
1,990	Westar Energy, Inc., 6.000%, 07/01/14	2,077

		47,544

	Independent Power Producers & Energy Traders — 0.4%
10,950	Exelon Generation Co. LLC, 5.350%, 01/15/14	11,137

	Multi-Utilities — 0.7%
10,860	Dominion Resources, Inc., 1.800%, 03/15/14	10,929
5,300	Sempra Energy, 2.000%, 03/15/14	5,338

		16,267

	Total Utilities	74,948

	Total Corporate Bonds (Cost $1,220,094)	1,219,951

Foreign Government Security — 0.6%
14,000	Province of Ontario, (Canada), 0.423%, 04/01/15 (Cost $14,014)	14,020

U.S. Government Agency Securities — 3.4%
44,150	Federal Home Loan Bank, 0.190%, 07/25/14	44,155
	Federal Home Loan Banks,
20,200	0.190%, 07/22/14	20,202
20,000	0.350%, 06/24/15	19,965

	Total U.S. Government Agency Securities (Cost $84,349)	84,322

U.S. Treasury Obligation — 1.5%
37,500	U.S. Treasury Notes, 0.250%, 12/15/14 (m) (Cost $37,516)	37,518

	Total Long-Term Investments (Cost $1,792,582)	1,792,210

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — 27.9%
	Certificates of Deposit — 9.9%
3,500	Bank of Montreal, 0.433%, 03/19/14	3,504
	Bank of Tokyo-Mitsubishi UFJ Ltd.
3,000	0.400%, 03/07/14	3,002
20,000	0.420%, 02/11/14	20,016
10,000	0.540%, 11/13/13	10,007
	Barclays Bank plc
7,700	0.750%, 02/14/14	7,717
18,000	0.780%, 02/03/14	18,040
	BNP Paribas
10,800	0.650%, 06/03/14	10,811
20,000	0.690%, 04/17/14	20,032
12,800	Canadian Imperial Bank of Commerce, 0.405%, 08/11/14	12,812
5,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.446%, 07/25/14	5,508
15,000	Credit Industriel et Commercial, 0.360%, 02/24/14	15,000
	Deutsche Bank AG
6,000	0.600%, 04/17/14	6,006
5,000	0.630%, 03/14/14	5,006
14,100	0.720%, 01/08/14	14,120
5,000	0.750%, 10/16/13	5,004
22,000	Industrial & Commercial Bank of China Ltd., (China), 0.770%, 02/14/14	22,042
5,300	Landesbank Hessen-Thueringen Girozentrale, (Germany), 0.410%, 11/15/13	5,302
3,300	Mizuho Corporate Bank, 0.270%, 10/09/13	3,300
2,000	Skandinaviska Enskilda Banken AB, 0.280%, 11/20/13	2,000
	Sumitomo Mitsui Banking Corp.
5,000	0.600%, 10/22/13	5,003
2,400	0.630%, 09/20/13	2,401
4,000	0.680%, 09/06/13	4,000
33,000	Svenska Handelsbanken, (Sweden), 0.443%, 12/19/14	32,980
10,000	UBS AG, 0.515%, 05/30/14	10,015

	Total Certificates of Deposit (Cost $243,396)	243,628

	Commercial Paper — 9.1%
10,000	British Telecommunications plc, (United Kingdom), 0.756%, 03/27/14 (e) (n)	9,971
3,000	Daimler Finance North America LLC, 1.010%, 09/10/13 (e) (n)	3,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — Continued
	Electricite de France S.A., (France)
10,300	0.603%, 01/15/14 (e) (n)	10,289
14,200	0.807%, 01/10/14 (e) (n)	14,185
40,000	Natixis US Finance Co. LLC, 0.100%, 09/03/13 (n)	40,000
46,000	Newport Funding Corp., 0.120%, 09/03/13 (e) (n)	45,999
	Reckitt Benckiser Treasury Services plc, (United Kingdom)
22,750	0.402%, 04/07/14 (e) (n)	22,718
4,950	0.432%, 03/04/14 (e) (n)	4,944
4,300	0.523%, 01/17/14 (e) (n)	4,296
3,000	0.654%, 10/11/13 (e) (n)	2,999
39,000	Societe Generale North America, Inc., 0.085%, 09/03/13 (n)	39,000
10,000	Tesco Treasury Services plc, (United Kingdom), 0.532%, 01/31/14 (e) (n)	9,982
	Vodafone Group plc, (United Kingdom)
14,000	0.654%, 06/25/14 (e) (n)	13,932
3,400	0.807%, 01/02/14 (e) (n)	3,396

	Total Commercial Paper (Cost $224,607)	224,711

	Repurchase Agreements — 6.7%
47,000	Citigroup Global Markets Holdings, Inc., 1.030%, dated 08/30/13, due 11/08/13, repurchase price $47,000, collateralized by Corporate Notes and Bonds, 0.300% -7.143%, due 05/10/14 - 05/08/51, with a value of $50,573. (i)	47,000
30,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/22/13, repurchase price $30,000, collateralized by Corporate Notes and Bonds, 0.000% - 7.000%, due 06/28/18 - 06/25/35, with a value of $31,500. (i)	30,000
55,000	Morgan Stanley & Co., Inc., 1.280%, dated 08/30/13, due 12/12/13, repurchase price $55,000, collateralized by Corporate Notes and Bonds, 0.000% - 11.000%, due 11/17/13 - 12/31/99, with a value of $57,750. (i)	55,000
33,850	Royal Bank of Scotland plc, 1.330%, dated 08/30/13, due 11/26/13, repurchase price $33,850, collateralized by Corporate Notes and Bonds, 3.069% - 6.000%, due 12/25/35 - 11/25/36, with a value of $36,559. (i)	33,850

	Total Repurchase Agreements (Cost $165,850)	165,850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — Continued
	Weekly Demand Notes — 2.1%
	Alabama — 0.7%
16,000	Tuscaloosa County Industrial Development Authority, Series A, Rev., VRDO, 0.390%, 09/09/13	16,000

	Indiana — 0.4%
10,000	Indiana Development Finance Authority, Series B, Rev., VRDO, 0.370%, 09/09/13	10,000

	Pennsylvania — 0.7%
17,570	Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series B, Rev., VRDO, AGM, 0.460%, 09/09/13	17,570

	Wisconsin — 0.3%
8,200	Wisconsin Housing & Economic Development Authority, Series B, Rev., VRDO, LIQ: BNP Paribas, 0.420%, 09/09/13	8,200

	Total Weekly Demand Notes (Cost $51,770)	51,770

SHARES
	Investment Company — 0.1%
1,631	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,631)	1,631

	Total Short-Term Investments (Cost $687,254)	687,590

	Total Investments — 100.6% (Cost $2,479,836)	2,479,800
	Liabilities in Excess of Other Assets — (0.6)%	(14,078)

	NET ASSETS — 100.0%	$2,465,722

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

AGM	— Insured by Assured Guaranty Municipal Corp.
LIQ	— Liquidity Agreement
Rev.	— Revenue
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	15

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Current Income Fund		Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$10,074		$2,478,169
Investments in affiliates, at value	1		1,631

Total investment securities, at value	10,075		2,479,800
Receivables:
Fund shares sold	—		6,621
Interest from non-affiliates	9		8,868
Dividends from affiliates	—		—	(a)
Due from Advisor	12		—
Other assets	14		—

Total Assets	10,110		2,495,289

LIABILITIES:
Payables:
Distributions	—		680
Investment securities purchased	—		27,217
Fund shares redeemed	—		1,108
Accrued liabilities:
Investment advisory fees	—		300
Administration fees	—		168
Shareholder servicing fees	—	(a)	—	(a)
Custodian and accounting fees	8		32
Trustees’ and Chief Compliance Officer’s fees	—		3
Audit Fees	39		45
Other	10		14

Total Liabilities	57		29,567

Net Assets	$10,053		$2,465,722

NET ASSETS:
Paid-in-Capital	$10,051		$2,464,403
Accumulated undistributed (distributions in excess of) net investment income	—		(38)
Accumulated net realized gains (losses)	—	(a)	1,393
Net unrealized appreciation (depreciation)	2		(36)

Total Net Assets	$10,053		$2,465,722

Net Assets:
Institutional Class	$9,953		$2,459,892
Select Class	100		5,830

Total	$10,053		$2,465,722

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Institutional Class	995		245,718
Select Class	10		582

Net Asset Value (b):
Institutional Class — Offering and redemption price per share	$10.00		$10.01
Select Class — Offering and redemption price per share	10.00		10.01

Cost of investments in non-affiliates	$10,072		$2,478,205
Cost of investments in affiliates	1		1,631

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Current Income Fund		Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$17		$6,750
Dividend income from affiliates	—		— (a)

Total investment income	17		6,750

EXPENSES:
Investment advisory fees	8		1,638
Administration fees	4		921
Shareholder servicing fees:
Institutional Class	5		1,087
Select Class	—	(a)	13
Custodian and accounting fees	18		58
Professional fees	33		49
Trustees’ and Chief Compliance Officer’s fees	—	(a)	12
Printing and mailing costs	3		11
Registration and filing fees	15		11
Transfer agent fees	2		4
Other	7		21

Total expenses	95		3,825

Less amounts waived	(17)		(1,092)
Less expense reimbursements	(70)		—

Net expenses	8		2,733

Net investment income (loss)	9		4,017

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	—	(a)	682
Change in net unrealized appreciation/depreciation of investments in non-affiliates	1		(1,690)

Net realized/unrealized gains (losses)	1		(1,008)

Change in net assets resulting from operations	$10		$3,009

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Current Income Fund			Managed Income Fund
	Six Months Ended 8/31/2013 (Unaudited)		Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9		$25	$4,017	$6,821
Net realized gain (loss)	—	(a)	2	682	1,830
Change in net unrealized appreciation/depreciation	1		(3)	(1,690)	1,258

Change in net assets resulting from operations	10		24	3,009	9,909

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(9)		(25)	(4,016)	(6,412)
From net realized gains	—		(2)	—	(1,339)
Select Class
From net investment income	—	(a)	— (a)	(15)	(437)
From net realized gains	—		— (a)	—	(90)

Total distributions to shareholders	(9)		(27)	(4,031)	(8,278)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6		31	230,384	1,346,504

NET ASSETS:
Change in net assets	7		28	229,362	1,348,135
Beginning of period	10,046		10,018	2,236,360	888,225

End of period	$10,053		$10,046	$2,465,722	$2,236,360

Accumulated undistributed (distributions in excess of) net investment income	$—		$—	$(38)	$(24)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Current Income Fund				Managed Income Fund
	Six Months Ended 8/31/2013 (Unaudited)		Year Ended 2/28/2013		Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$—		$—		$1,693,621	$3,196,089
Distributions reinvested	9		28		163	172
Cost of shares redeemed	—		—		(1,349,918)	(1,841,027)

Change in net assets resulting from Institutional Class capital transactions	$9		$28		$343,866	$1,355,234

Select Class
Proceeds from shares issued	$350		$3		$101	$191,790
Distributions reinvested	—	(a)	—	(a)	— (a)	1
Cost of shares redeemed	(353)		—		(113,583)	(200,521)

Change in net assets resulting from Select Class capital transactions	$(3)		$3		$(113,482)	$(8,730)

Total change in net assets resulting from capital transactions	$6		$31		$230,384	$1,346,504

SHARE TRANSACTIONS:
Institutional Class
Issued	—		—		169,125	319,151
Reinvested	1		3		16	17
Redeemed	—		—		(134,776)	(183,828)

Change in Institutional Class Shares	1		3		34,365	135,340

Select Class
Issued	35		—	(a)	10	19,154
Reinvested	—	(a)	—	(a)	— (a)	— (a)
Redeemed	(35)		—		(11,340)	(20,024)

Change in Select Class Shares	—	(a)	—	(a)	(11,330)	(870)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Current Income Fund
Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	$10.00	$0.01		$—	(f)	$0.01		$(0.01)	$—		$(0.01)
Year Ended February 28, 2013	10.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 21, 2011(g) through February 29, 2012	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 28, 2013	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
July 21, 2011(g) through February 29, 2012	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.00	0.08%	$9,953	0.15%		0.17%		1.83%		17%
10.00	0.28	9,943	0.18		0.26		2.04		42
10.00	0.14	9,918	0.16	(h)	0.23	(h)	2.43	(h)	—

10.00	0.01	100	0.30		0.02		1.98		17
10.00	0.13	103	0.33		0.11		2.19		42
10.00	0.05	100	0.37	(h)	0.03	(h)	2.57	(h)	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain		Total distributions
Managed Income Fund
Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	$10.02	$0.02		$(0.01)	$0.01		$(0.02)	$—		$(0.02)
Year Ended February 28, 2013	10.00	0.04		0.03	0.07		(0.04)	(0.01)		(0.05)
Year Ended February 29, 2012	9.99	0.04		0.01	0.05		(0.04)	—	(f)	(0.04)
September 30, 2010(g) through February 28, 2011	10.00	0.02	(h)	(0.01)	0.01		(0.02)	—		(0.02)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.02	0.01		(0.01)	—		(0.01)	—		(0.01)
Year Ended February 28, 2013	10.00	0.03		0.03	0.06		(0.03)	(0.01)		(0.04)
Year Ended February 29, 2012	9.99	0.03		0.01	0.04		(0.03)	—	(f)	(0.03)
September 30, 2010(g) through February 28, 2011	10.00	0.01	(h)	(0.01)	—	(f)	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.01	0.09%		$2,459,892	0.25%	0.37%	0.35%	62%
10.02	0.70		2,117,044	0.25	0.42	0.35	124
10.00	0.54		760,354	0.24	0.42	0.36	174
9.99	0.08		158,055	0.25	0.40	1.80	29

10.01	0.04		5,830	0.35	0.28	0.50	62
10.02	0.60		119,316	0.35	0.33	0.50	124
10.00	0.44		127,871	0.34	0.32	0.55	174
9.99	0.00	(i)	55,939	0.40	0.21	1.90	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are two separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Income Fund	Institutional Class and Select Class	Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

Each Fund’s investment objective is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment, as well as for related or comparable assets or liabilities, to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Current Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1	$10,074	$—	$10,075

Managed Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,631	$2,478,169	$—	$2,479,800

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers between any levels during the six months ended August 31, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Current Income Fund	$150	1.5%
Managed Income Fund	165,850	6.7

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Advisor’s credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, JPMIM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Distributor receives no compensation in its capacity as each Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.10%	0.25%
Managed Income Fund	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by each Fund for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.25%	0.40%
Managed Income Fund	0.25	0.40

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers voluntarily waived fees for the six months ended August 31, 2013. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration		Shareholder Servicing		Total	Contractual Reimbursements
Current Income Fund	$8	$4		$5		$17	$65
Managed Income Fund	—	4		1,083		1,087	—

	Voluntary Waivers
	Investment Advisory	Administration		Shareholder Servicing		Total	Voluntary Reimbursements
Current Income Fund	$—	$—		$—	(a)	$—	$5
Managed Income Fund	—	—	(a)	3		3	—

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended August 31, 2013 was approximately $0 and $2,000 for Current Income Fund and Managed Income Fund, respectively.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, Managed Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Current Income Fund	$1,250	$200	$—	$55
Managed Income Fund	1,235,576	806,840	37,516	89,047

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Current Income Fund	$10,073	$2	$—	(a)	$2
Managed Income Fund	2,479,836	1,141	1,177		(36)

(a)	Amount rounds to less than $1,000.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Managed Income Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Funds did not have any post-enactment or pre-enactment net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Managed Income Fund, which collectively represent a significant portion of the Managed Income Fund’s assets.

Additionally, the Advisor owns a significant portion of the outstanding shares of the Current Income Fund.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Current Income Fund
Institutional Class
Actual	$1,000.00	$1,000.80	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15
Select Class
Actual	1,000.00	1,000.10	1.51	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Managed Income Fund
Institutional Class
Actual	1,000.00	1,000.90	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Select Class
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

JPMorgan Current Income Fund and JPMorgan Managed Income Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreement for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent

Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Fund’s performance for certain representative classes are summarized below:

The Trustees noted the performance of the Current Income Fund was in the fifth quintile for Select Class shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted the Managed Income Fund’s performance was in the fifth quintile for Select Class shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Funds to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Funds and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for a representative share class are summarized below:

The Trustees noted that the Current Income Fund’s net advisory fee and actual total expenses for Select Shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Managed Income Fund’s net advisory fee and actual total expenses for Select Class shares were in the second and first quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-INC3-813

Semi-Annual Report

JPMorgan SmartAllocation Funds

August 31, 2013 (Unaudited)

JPMorgan SmartAllocation Income Fund

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE This material must be preceded or accompanied by a current prospectus.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	1

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–2.74%
Barclays U.S. Aggregate Index	–2.61%

Net Assets as of 8/31/2013	$4,025,315

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

The six months ended August 31, 2013 presented a challenging environment for the overall fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. All told, the Barclays U.S. Aggregate Index declined 2.61% for the reporting period.

Despite this challenging backdrop, high yield bonds (also known as “junk bonds”) and floating rate securities generated solid results. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Barclays U.S. Aggregate Index (the “Benchmark”), the Fund had exposure to a broader range of asset classes during the reporting period. The Fund invested in emerging market debt, investment grade fixed income securities, high yield fixed income securities, floating rate fixed income securities, asset-backed securities, mortgage-backed securities and U.S. Treasury securities. The Fund’s under-

performance versus the Benchmark was largely driven by its investments in emerging market debt. In contrast, an allocation to high yield bonds contributed to the Fund’s performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan funds and an exchange traded fund (“ETF”), as well as direct investment in individual securities, to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	62.0%
Corporate Bonds	18.2
U.S. Treasury Obligations	15.4
Exchange Traded Fund	3.3
Asset-Backed Securities	1.0
Short-Term Investment	0.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

2	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	6/29/12
Without Sales Charge		(2.95)%	(1.32)%	0.22%
With Sales Charge**		(6.56)	(4.99)	(2.97)
CLASS C SHARES	6/29/12
Without CDSC		(3.11)	(1.79)	(0.24)
With CDSC***		(4.11)	(2.79)	(0.24)
CLASS R2 SHARES	6/29/12	(3.03)	(1.59)	(0.01)
CLASS R5 SHARES	6/29/12	(2.67)	(0.88)	0.72
CLASS R6 SHARES	6/29/12	(2.65)	(0.84)	0.75
SELECT CLASS SHARES	6/29/12	(2.74)	(1.04)	0.52

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 to 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan SmartAllocation Income Fund, Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to August 31, 2013. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	3

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.0%
6,451	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 09/08/15	6,458
25,000	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	25,059
7,921	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 05/15/15	7,931

	Total Asset-Backed Securities (Cost $39,352)	39,448

Corporate Bonds — 18.0%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,467

	Automobiles — 0.2%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,234

	Media — 0.9%
5,000	CBS Corp., 3.375%, 03/01/22	4,712
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,110
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,347
	News America, Inc.,
5,000	6.900%, 03/01/19	5,970
4,000	8.875%, 04/26/23	5,156
5,000	Time Warner Entertainment Co. LP, 8.375%, 03/15/23	5,754
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,327

		37,376

	Multiline Retail — 0.2%
5,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,643

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,104

	Total Consumer Discretionary	60,824

	Consumer Staples — 1.3%
	Beverages — 0.4%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,256
4,000	Beam, Inc., 1.875%, 05/15/17	3,992
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	5,700

		15,948

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,053
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,081

		11,134

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.4%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,084
5,000	ConAgra Foods, Inc., 7.000%, 04/15/19	5,919
5,000	Mondelez International, Inc., 6.125%, 08/23/18	5,787

		17,790

	Household Products — 0.2%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,222

	Total Consumer Staples	51,094

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
5,000	Halliburton Co., 3.250%, 11/15/21	4,957

	Oil, Gas & Consumable Fuels — 1.5%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,404
2,000	Apache Corp., 6.900%, 09/15/18	2,442
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,363
5,000	ConocoPhillips, 5.750%, 02/01/19	5,796
5,000	EOG Resources, Inc., 5.875%, 09/15/17	5,740
5,000	Marathon Oil Corp., 6.800%, 03/15/32	5,928
5,000	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	4,882
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,252
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,397
5,000	Total Capital S.A., (France), 2.300%, 03/15/16	5,150
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,026

		60,380

	Total Energy	65,337

	Financials — 7.7%
	Capital Markets — 1.8%
5,000	BlackRock, Inc., 5.000%, 12/10/19	5,628
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,079
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,785
5,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	5,284
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,712
	Goldman Sachs Group, Inc. (The),
5,000	6.125%, 02/15/33	5,449
10,000	7.500%, 02/15/19	11,930
5,000	Jefferies Group LLC, 8.500%, 07/15/19	6,058

SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
10,000	4.750%, 03/22/17	10,728
5,000	5.500%, 07/28/21	5,433
2,000	State Street Corp., 3.100%, 05/15/23	1,854
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,760

		71,700

	Commercial Banks — 1.8%
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	4,885
5,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	5,186
5,000	BB&T Corp., 3.200%, 03/15/16	5,225
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	1,992
10,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	10,498
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,356
4,000	KeyCorp, 5.100%, 03/24/21	4,385
5,000	PNC Funding Corp., 3.300%, 03/08/22	4,848
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,909
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,690
5,000	U.S. Bancorp, 1.650%, 05/15/17	4,974
5,000	Wachovia Corp., 5.750%, 06/15/17	5,695
5,000	Wells Fargo & Co., Series M, 3.450%, 02/13/23	4,662
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,564

		72,869

	Consumer Finance — 0.9%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,129
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,555
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,132
5,000	HSBC Finance Corp., 5.000%, 06/30/15	5,314
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,733
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	4,948
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,065

		36,876

	Diversified Financial Services — 1.8%
15,000	Bank of America Corp., 7.625%, 06/01/19	18,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,731
10,000	6.875%, 03/05/38	12,475
5,000	CME Group, Inc., 3.000%, 09/15/22	4,690
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,657
10,000	6.750%, 03/15/32	11,983
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,871
5,000	NYSE Euronext, 2.000%, 10/05/17	4,969

		70,430

	Insurance — 0.8%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,886
5,000	Aflac, Inc., 8.500%, 05/15/19	6,406
5,000	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	5,727
5,000	MetLife, Inc., 5.700%, 06/15/35	5,528
4,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	4,310
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,896

		33,753

	Real Estate Investment Trusts (REITs) — 0.6%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,606
5,000	HCP, Inc., 5.375%, 02/01/21	5,415
5,000	ProLogis LP, 6.875%, 03/15/20	5,856
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,181

		22,058

	Total Financials	307,686

	Health Care — 1.1%
	Biotechnology — 0.2%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,713

	Health Care Providers & Services — 0.5%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	4,630
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,205
5,000	Quest Diagnostics, Inc., 3.200%, 04/01/16	5,179
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	4,938

		19,952

	Pharmaceuticals — 0.4%
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,701
5,000	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	5

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
5,000	Wyeth LLC, 5.500%, 02/15/16	5,554

		16,386

	Total Health Care	42,051

	Industrials — 1.2%
	Aerospace & Defense — 0.3%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,006
5,000	United Technologies Corp., 6.125%, 02/01/19	5,917

		11,923

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	4,757

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	5,951

	Road & Rail — 0.7%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	5,668
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,070
5,000	CSX Corp., 5.600%, 05/01/17	5,565
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,581
4,000	Ryder System, Inc., 2.350%, 02/26/19	3,864

		26,748

	Total Industrials	49,379

	Information Technology — 1.0%
	Communications Equipment — 0.1%
5,000	Cisco Systems, Inc., 5.500%, 02/22/16	5,553

	Electronic Equipment, Instruments & Components — 0.2%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	5,633

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 3.250%, 10/15/20	5,052

	IT Services — 0.2%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,416

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	4,955

	Software — 0.3%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,550
5,000	Oracle Corp., 5.750%, 04/15/18	5,791

		11,341

	Total Information Technology	38,950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.8%
	Chemicals — 0.3%
5,000	Dow Chemical Co. (The), 5.700%, 05/15/18	5,734
5,000	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	5,884

		11,618

	Metals & Mining — 0.5%
5,000	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	5,028
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,737
5,000	Nucor Corp., 5.750%, 12/01/17	5,676
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,127

		20,568

	Total Materials	32,186

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
7,000	AT&T, Inc., 4.300%, 12/15/42	6,015
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	7,002
5,000	Verizon Communications, Inc., 5.550%, 02/15/16	5,510

		18,527

	Wireless Telecommunication Services — 0.3%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,655
5,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	5,388

		11,043

	Total Telecommunication Services	29,570

	Utilities — 1.1%
	Electric Utilities — 0.7%
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,077
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,715
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,876
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,682
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	5,827
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	6,395
1,000	Southern Power Co., 5.250%, 07/15/43	1,011

		29,583

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,392
5,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	5,906

		12,298

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,708

	Total Utilities	45,589

	Total Corporate Bonds (Cost $749,669)	722,666

SHARES
Exchange Traded Fund — 3.3%
1,244	iShares Core Total U.S. Bond Market ETF (Cost $137,216)	132,125

Investment Companies — 61.1%
	Fixed Income — 61.1%
32,951	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	313,365
30,130	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	241,342
8,656	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	78,593
79,762	JPMorgan High Yield Fund, Class R6 Shares (b)	640,492
105,540	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares (b)	1,187,322

	Total Investment Companies (Cost $2,526,025)	2,461,114

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 15.2%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39	75,136
30,000	6.000%, 02/15/26 (m)	39,314
	U.S. Treasury Notes,
30,000	0.875%, 07/31/19	28,256
25,000	1.375%, 06/30/18	24,793
120,000	1.750%, 10/31/18	120,572
150,000	1.875%, 08/31/17	153,750
70,000	2.000%, 02/15/22	67,102
100,000	2.125%, 05/31/15	103,094

	Total U.S. Treasury Obligations (Cost $643,601)	612,017

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.1%
	Investment Company — 0.1%
5,633	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $5,633)	5,633

	Total Investments — 98.7% (Cost $4,101,496)	3,973,003
	Other Assets in Excess of Liabilities — 1.3%	52,312

	NET ASSETS — 100.0%	$4,025,315

Percentages indicated are based on net assets

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	— Exchange Traded Fund
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	7

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,506,256
Investments in affiliates, at value	2,466,747

Total investment securities, at value	3,973,003
Receivables:
Investment securities sold	18,004
Interest from non-affiliates	13,052
Dividends from affiliates	7,765
Due from Advisor	18,584
Other assets	43,951

Total Assets	4,074,359

LIABILITIES:
Payables:
Investment securities purchased	13,765
Accrued liabilities:
Shareholder servicing fees	837
Distribution fees	64
Custodian and accounting fees	5,150
Trustees’ and Chief Compliance Officer’s fees	5
Audit Fees	25,471
Transfer agent fees	3,273
Other	479

Total Liabilities	49,044

Net Assets	$4,025,315

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

SmartAllocation Income Fund
NET ASSETS:
Paid-in-Capital	$4,125,911
Accumulated undistributed (distributed in excess of) net investment income	13,946
Accumulated net realized gains (losses)	13,951
Net unrealized appreciation (depreciation)	(128,493)

Total Net Assets	$4,025,315

Net Assets:
Class A	$50,141
Class C	49,851
Class R2	49,996
Class R5	50,406
Class R6	50,432
Select Class	3,774,489

Total	$4,025,315

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,429
Class C	3,415
Class R2	3,422
Class R5	3,442
Class R6	3,443
Select Class	257,897

Net asset value (a):
Class A — Redemption price per share	$14.62
Class C — Offering price per share (b)	14.60
Class R2 — Offering and redemption price per share	14.61
Class R5 — Offering and redemption price per share	14.65
Class R6 — Offering and redemption price per share	14.65
Select Class — Offering and redemption price per share	14.64
Class A maximum sales charge	3.75%
[net asset value per share/(100% — maximum sales charge)]	$15.19

Cost of investments in non-affiliates	$1,569,838
Cost of investments in affiliates	2,531,658

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	9

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

SmartAllocation Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,872
Dividend income from non-affiliates	1,942
Dividend income from affiliates	47,375

Total investment income	63,189

EXPENSES:
Investment advisory fees	6,213
Administration fees	1,746
Distribution fees:
Class A	64
Class C	193
Class R2	129
Shareholder servicing fees:
Class A	64
Class C	64
Class R2	64
Class R5	13
Select Class	4,855
Custodian and accounting fees	13,476
Professional fees	21,303
Trustees’ and Chief Compliance Officer’s fees	23
Printing and mailing costs	3,630
Registration and filing fees	20,177
Transfer agent fees	5,839
Offering costs	35,609
Other	4,325

Total expenses	117,787

Less amounts waived	(8,028)
Less expense reimbursements	(99,743)

Net expenses	10,016

Net investment income (loss)	53,173

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,892)
Investment in affiliates	7,235

Net realized gains (losses)	2,343

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(58,893)
Investments in affiliates	(112,145)

Change in net unrealized appreciation/depreciation	(171,038)

Net realized/unrealized gains (losses)	(168,695)

Change in net assets resulting from operations	$(115,522)

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Period Ended 2/28/2013 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$53,173	$74,992
Net realized gain (loss)	2,343	15,652
Distributions of capital gains received from investment company non-affiliates	—	986
Distributions of capital gains received from investment company affiliates	—	3,662
Change in net unrealized appreciation/depreciation	(171,038)	42,545

Change in net assets resulting from operations	(115,522)	137,837

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(685)	(692)
From net realized gains	—	(60)
Class C
From net investment income	(600)	(565)
From net realized gains	—	(60)
Class R2
From net investment income	(642)	(628)
From net realized gains	—	(60)
Class R5
From net investment income	(761)	(807)
From net realized gains	—	(61)
Class R6
From net investment income	(769)	(819)
From net realized gains	—	(61)
Select Class
From net investment income	(54,577)	(56,704)
From net realized gains	—	(4,540)

Total distributions to shareholders	(58,034)	(65,057)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	61,034	4,065,057

NET ASSETS:
Change in net assets	(112,522)	4,137,837
Beginning of period	4,137,837	—

End of period	$4,025,315	$4,137,837

Accumulated undistributed (distributed in excess of) net investment income	$13,946	$18,807

(a)	Commencement of operations was June 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	11

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	SmartAllocation Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Period Ended 2/28/2013 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$50,000
Distributions reinvested	685	752

Change in net assets resulting from Class A capital transactions	$685	$50,752

Class C
Proceeds from shares issued	$—	$50,000
Distributions reinvested	600	625

Change in net assets resulting from Class C capital transactions	$600	$50,625

Class R2
Proceeds from shares issued	$—	$50,000
Distributions reinvested	642	688

Change in net assets resulting from Class R2 capital transactions	$642	$50,688

Class R5
Proceeds from shares issued	$—	$50,000
Distributions reinvested	761	868

Change in net assets resulting from Class R5 capital transactions	$761	$50,868

Class R6
Proceeds from shares issued	$—	$50,000
Distributions reinvested	769	880

Change in net assets resulting from Class R6 capital transactions	$769	$50,880

Select Class
Proceeds from shares issued	$3,000	$3,750,000
Distributions reinvested	54,577	61,244

Change in net assets resulting from Select Class capital transactions	$57,577	$3,811,244

Total change in net assets resulting from capital transactions	$61,034	$4,065,057

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

	SmartAllocation Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Period Ended 2/28/2013 (a)
SHARE TRANSACTIONS:
Class A
Issued	—	3,333
Reinvested	46	50

Change in Class A Shares	46	3,383

Class C
Issued	—	3,333
Reinvested	41	41

Change in Class C Shares	41	3,374

Class R2
Issued	—	3,333
Reinvested	43	46

Change in Class R2 Shares	43	3,379

Class R5
Issued	—	3,333
Reinvested	52	57

Change in Class R5 Shares	52	3,390

Class R6
Issued	—	3,333
Reinvested	52	58

Change in Class R6 Shares	52	3,391

Select Class
Issued	196	250,000
Reinvested	3,685	4,016

Change in Select Class Shares	3,881	254,016

(a)	Commencement of operations was June 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	13

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions

SmartAllocation Income Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$15.27	$0.18	$(0.63)	$(0.45)	$(0.20)	$—	$(0.20)
June 29, 2012 (h) through February 28, 2013	15.00	0.26	0.24	0.50	(0.21)	(0.02)	(0.23)

Class C
Six Months Ended August 31, 2013 (Unaudited)	15.25	0.14	(0.61)	(0.47)	(0.18)	—	(0.18)
June 29, 2012 (h) through February 28, 2013	15.00	0.20	0.24	0.44	(0.17)	(0.02)	(0.19)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	15.26	0.16	(0.62)	(0.46)	(0.19)	—	(0.19)
June 29, 2012 (h) through February 28, 2013	15.00	0.23	0.24	0.47	(0.19)	(0.02)	(0.21)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	15.28	0.21	(0.62)	(0.41)	(0.22)	—	(0.22)
June 29, 2012 (h) through February 28, 2013	15.00	0.30	0.24	0.54	(0.24)	(0.02)	(0.26)

Class R6
Six Months Ended August 31, 2013 (Unaudited)	15.28	0.21	(0.61)	(0.40)	(0.23)	—	(0.23)
June 29, 2012 (h) through February 28, 2013	15.00	0.31	0.23	0.54	(0.24)	(0.02)	(0.26)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	15.27	0.20	(0.62)	(0.42)	(0.21)	—	(0.21)
June 29, 2012 (h) through February 28, 2013	15.00	0.28	0.24	0.52	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2013 and six months ended August 31, 2013.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (e)		Portfolio turnover rate (b)(f)

$14.62	(2.95)%	$50,141	0.72	%(g)	2.33	%(g)	5.76	%(g)	19%
15.27	3.31	51,642	0.69	(g)	2.54	(g)	5.77	(g)	12

14.60	(3.11)	49,851	1.22	(g)	1.83	(g)	6.25	(g)	19
15.25	2.92	51,472	1.19	(g)	2.03	(g)	6.26	(g)	12

14.61	(3.03)	49,996	0.97	(g)	2.08	(g)	6.01	(g)	19
15.26	3.11	51,557	0.94	(g)	2.28	(g)	6.01	(g)	12

14.65	(2.67)	50,406	0.27	(g)	2.78	(g)	5.33	(g)	19
15.28	3.61	51,796	0.24	(g)	2.98	(g)	5.31	(g)	12

14.65	(2.65)	50,432	0.22	(g)	2.83	(g)	5.28	(g)	19
15.28	3.63	51,811	0.20	(g)	3.02	(g)	5.26	(g)	12

14.64	(2.74)	3,774,489	0.47	(g)	2.58	(g)	5.52	(g)	19
15.27	3.44	3,879,559	0.44	(g)	2.78	(g)	5.51	(g)	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The Fund commenced operations on June 29, 2012. Prior to May 14, 2013, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date. Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

16	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,598,872	$1,374,131	$—	$3,973,003

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the six months ended August 31, 2013.

B. Offering and Organization Costs — Total offering costs of $105,668 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations.

C. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by the Advisor or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized gains, if any, by the affiliated Underlying Funds:

	For the period ended August 31, 2013
Affiliate	Value at February 28, 2012	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at August 31, 2013	Value at August 31, 2013
JPMorgan Corporate Bond Fund, Class R6	$—	$339,194	$11,500	$(483)	$3,194	32,951	$313,365
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	239,432	30,527	—	—	6,526	30,130	241,342
JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	86,680	5,048	1,500	35	548	8,656	78,593
JPMorgan Floating Rate Income Fund, Select Class Shares	212,666	1,652	216,438	7,911	1,652	—	—
JPMorgan High Yield Fund, Class R6 Shares	517,521	160,697	20,700	(709)	18,697	79,762	640,492
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,330,999	16,748	125,000	481	16,748	105,540	1,187,322
JPMorgan Prime Money Market Fund, Institutional Class Shares	15,329	524,660	534,356	—	10	5,633	5,633

Total	$2,402,627			$7,235	$47,375		$2,466,747

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and, as a result, bears a portion of the expenses incurred by these Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor did not retain any front-end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

18	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of the Fund and Underlying Funds (excluding dividend expense related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan incurred by the Fund and any Underlying Fund and acquired fund fees incurred by an Underlying Fund) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the six months ended August 31, 2013, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$6,213	$1,746	$69	$8,028	$99,743

The Underlying Funds may impose separate advisory and shareholder servicing fees. The Fund’s Distributor has agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the affiliated Underlying Funds. These waivers may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% for Class A, Class C, Class R2 and Select Class Shares and up to 0.05% with respect to Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker-dealers. For the six months ended August 31, 2013, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$775,915	$697,290	$53,424	$76,726

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,101,496	$7,318	$135,811	$(128,493)

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Fund are carried forward indefinitely and retain their character as short-term and/or long-term losses.

At February 28, 2013, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities; equity securities; foreign and emerging markets securities; collateralized mortgage obligations and stripped mortgage-backed securities; and convertible securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

As of August 31, 2013, substantially all of the Fund’s shares were held by the Advisor.

20	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$970.50	$3.58	0.72%
Hypothetical	1,000.00	1,021.58	3.67	0.72
Class C
Actual	1,000.00	968.90	6.05	1.22
Hypothetical	1,000.00	1,019.06	6.21	1.22
Class R2
Actual	1,000.00	969.70	4.82	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Class R5
Actual	1,000.00	973.30	1.34	0.27
Hypothetical	1,000.00	1,023.84	1.38	0.27
Class R6
Actual	1,000.00	973.50	1.09	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Select Class
Actual	1,000.00	972.60	2.34	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Fund and the other J.P. Morgan Funds in which the Fund invests (“Underlying Funds”). Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information included the Fund’s and the Underlying Funds’ performance compared to the performance of the Fund’s and the Underlying Funds’ peers and benchmarks and analyses by the Advisor of the Fund’s and the Underlying Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s and the Underlying Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Fund, expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent

Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund and the Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund and the Underlying Funds, their overall confidence in the Advisor’s integrity and the Advisor’s

22	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund and the Underlying Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund and the Underlying Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds including the benefits received by the Advisor and its affiliates in connection with the Fund’s investments in the Underlying Funds. The Board also considered the Advisor’s use of third-party soft dollar arrangements with respect to securities transactions in U.S. equity securities in certain of the Underlying Funds that invest primarily in U.S. equity securities.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund and/or Underlying Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor and that the Fund benefits from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees reviewed the Fund’s performance against its benchmark index and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted the performance of the Fund since its inception on June 29, 2012 as compared with that of its benchmark index. The Trustees discussed the performance and

AUGUST 31, 2013	JPMORGAN SMARTALLOCATION INCOME FUND	23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund (“Universe Group”). The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund invests.

24	JPMORGAN SMARTALLOCATION INCOME FUND	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-SAINC-813

Semi-Annual Report

J.P. Morgan Tax Aware Funds

August 31, 2013 (Unaudited)

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

The municipal bond market also generated weak results for the reporting period. After posting a positive return over the first two months of the period, municipal bond prices declined during each of the next four months. In addition to the negative impact from rising Treasury yields, investor demand significantly weakened given a number of high-profile issues, including the city of Detroit filing for bankruptcy protection. Lower-quality and longer-term tax-free fixed income securities generated the weakest results during the six-month period.

2	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-4.71%
Barclays Municipal Bond Index	-5.60%

Net Assets as of 8/31/2013 (In Thousands)	$86,034
Duration as of 8/31/2013	5.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Despite a difficult environment in the fixed income market, the Fund outperformed the Barclays Municipal Bond Index (the “Benchmark”) for the six months ended August 31, 2013.

During the period, the majority of the Fund’s assets were invested in municipal securities, while the remainder was mostly invested in taxable high yield securities (also known as “junk bonds”), mainly floating rate debt instruments.

Among municipal securities, the Fund’s shorter duration versus that of the Benchmark contributed to the Fund’s relative performance as interest rates moved sharply higher during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. An overweight position to the housing sector was also beneficial given the sector’s outperformance versus the Benchmark. On the downside, the Fund’s underweight positions in prefunded bonds (bonds that are secured with U.S. government securities) and general obligation bonds detracted from relative performance as both sectors outperformed the Benchmark. From a credit quality perspective, an underweight to BBB-rated municipal bonds was a drag on relative results given their outperformance during the period. Elsewhere, security selection in the transportation and water and sewer sectors detracted from relative performance

Taxable high yield securities outperformed municipal securities during the reporting period and the Fund’s taxable high yield allocation contributed to relative performance versus the

Benchmark. From a sector perspective, the Fund’s allocation and security selection among taxable high yield securities were strongest in the health care, media/telecommunications and utilities sectors and weakest in the food/drug, automotive and metals/minerals sectors. From a credit quality perspective, a bias to high yield B-rated securities versus BB-rated securities was additive to performance. In contrast, a lack of exposure to CCC-rated, D-rated and non-rated high yield securities detracted from results as they outperformed their higher rated high yield counterparts.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade and high-yield securities. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors. The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable high yield securities.

PORTFOLIO COMPOSITION***
Municipal Bonds	81.7%
Loan Assignments	15.7
Short-Term Investment	2.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

		6 MONTHS*			1 YEAR			3 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	9/17/07
Without Sales Charge		(4.85)%	(5.02)%	(2.35)%	(3.06)%	(3.56)%	(1.04)%	5.15%	4.71%	4.43%	4.56%	4.13%	3.98%
With Sales Charge**		(8.40)	(8.57)	(4.37)	(6.69)	(7.18)	(3.12)	4.34	3.92	3.78	3.89	3.46	3.44
CLASS C SHARES	9/17/07
Without CDSC		(5.01)	(5.15)	(2.51)	(3.52)	(3.85)	(1.33)	4.61	4.27	3.99	4.03	3.69	3.54
With CDSC***		(6.01)	(6.15)	(3.08)	(4.52)	(4.85)	(1.90)	4.61	4.27	3.99	4.03	3.69	3.54
SELECT CLASS SHARES	9/17/07	(4.71)	(4.89)	(2.25)	(2.95)	(3.36)	(0.84)	5.25	4.84	4.55	4.65	4.25	4.10

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index and the Lipper General Municipal Debt Funds Index from September 17, 2007 to August 31, 2013. The performance of the Lipper General Municipal Debt Funds Index reflects an initial investment at the end of month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

4	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.56%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	-3.55%

Net Assets as of 8/31/2013 (In Thousands)	$307,291
Duration as of 8/31/2013	1.41 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index. The Fund (Select Class Shares) outperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index for the six months ended August 31, 2013.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return.

During the reporting period, the Fund invested the majority of its assets in municipal bonds and a portion of its assets in derivatives, including credit default swaps (“CDS”). The Fund’s absolute return was negatively impacted by its security selection among municipal bonds. In particular, the Fund’s exposure to longer duration municipal securities was a negative for its absolute performance as interest rates moved sharply higher and overall investor demand for municipal securities was weak during much of the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund used interest-rate derivatives in an attempt to minimize the impact of movements in interest rates on the Fund’s holdings. This hedging strategy produced a positive absolute return for the reporting period. The Fund’s allocation to CDS, which were used to establish long positions in high yield debt issuances with 1-to 2-year maturities, was also additive to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that CDS were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period in an attempt to minimize the impact on the Fund’s holdings from movements in interest rates.

PORTFOLIO COMPOSITION***
Municipal Bonds	47.2%
Weekly Demand Notes	27.0
Daily Demand Notes	22.6
Quarterly Demand Notes	1.5
Others (each less than 1.0%)	1.5
Short-Term Investments	0.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

		6 MONTHS*			1 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	3/1/11
Without Sales Charge		(0.62)%	(0.65)%	(0.27)%	0.35%	0.20%	0.37%	1.97%	1.78%	1.57%
With Sales Charge**		(4.33)	(4.36)	(2.38)	(3.41)	(3.55)	(1.76)	0.42	0.24	0.38
CLASS C SHARES	3/1/11
Without CDSC		(0.87)	(0.87)	(0.49)	(0.23)	(0.32)	(0.11)	1.32	1.16	0.99
With CDSC***		(1.86)	(1.86)	(1.05)	(1.23)	(1.32)	(0.67)	1.32	1.16	0.99
SELECT CLASS SHARES	3/1/11	(0.56)	(0.60)	(0.22)	0.45	0.29	0.46	2.06	1.86	1.65

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index, the iMoneyNet Tax Free National Average and the Lipper General Municipal Debt Funds Index from March 1, 2011 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index and the iMoneyNet Tax Free National Average do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
39	Constar International, Inc., 11.000%, 12/31/17 (i) (Cost $38)	6

Municipal Bonds — 79.8% (t)
	Alabama — 0.6%
	Other Revenue — 0.6%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	268
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	248

	Total Alabama	516

	Alaska — 0.8%
	Other Revenue — 0.8%
235	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	249
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	334
135	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	117

	Total Alaska	700

	Arizona — 2.3%
	Education — 0.4%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	333
30	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	30

		363

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	106

	Other Revenue — 1.1%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	214
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	202
510	Phoenix-Mesa Airport Authority, Mesa Project, Rev., 4.000%, 07/01/20	516

		932

	Water & Sewer — 0.7%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	595

	Total Arizona	1,996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arkansas — 0.1%
	Housing — 0.1%
90	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	96

	California — 3.5%
	General Obligation — 1.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, GO, AGM, Zero Coupon, 08/01/30	76
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	104
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	379
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15	134
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	44
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	201

		938

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	106

	Housing — 0.0% (g)
15	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	15

	Other Revenue — 1.3%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	260
	Los Angeles Department of Water & Power, Water System,
500	Series B, Rev., 5.000%, 07/01/43	507
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	350

		1,117

	Prerefunded — 0.8%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (m) (p)	436
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	200

		636

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.2%
200	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	205

	Total California	3,017

	Colorado — 1.5%
	General Obligation — 1.0%
300	County of Pueblo, Judicial Complex Project, COP, GO, AGM, 5.000%, 09/15/20	335
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	506

		841

	Housing — 0.1%
55	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	56

	Other Revenue — 0.4%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	369

	Total Colorado	1,266

	Connecticut — 2.7%
	Other Revenue — 2.7%
50	Connecticut Housing Finance Authority, Subseries A-1, Rev., 3.700%, 05/15/14	51
	Connecticut State Health & Educational Facility Authority, Yale University,
500	Series Z-1, Rev., 5.000%, 07/01/42	512
500	Series Z-2, Rev., 5.050%, 07/01/42	515
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,040
200	Series A, Rev., 5.250%, 11/15/24	218

	Total Connecticut	2,336

	Delaware — 0.1%
	Housing — 0.1%
55	Delaware State Housing Authority, Senior Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	56

	District of Columbia — 1.3%
	Certificate of Participation/Lease — 0.1%
75	Washington Convention Center Authority, Senior Lien, Series A, Rev., AMBAC, 5.000%, 10/01/13	75

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.2%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	104
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	241
115	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	123
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	218
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	109
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	219

		1,014

	Total District of Columbia	1,089

	Florida — 7.9%
	General Obligation — 1.6%
30	Broward County Airport System Revenue, Series L, GO, AMBAC, 5.000%, 10/01/14 (p)	32
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, GO, AMBAC, 5.000%, 10/01/14	47
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	218
200	Miami-Dade County School Board, Series A, COP, GO, NATL-RE-IBC FGIC, 5.000%, 05/01/23	217
750	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, GO, 5.000%, 04/01/17	820

		1,334

	Housing — 0.8%
640	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	689

	Other Revenue — 5.5%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	524
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	221
170	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	184
415	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	432

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	221
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	503
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	509
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/14 (p)	104
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	163
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	308
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	575
500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	515
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31 (m)	492

		4,751

	Total Florida	6,774

	Georgia — 2.9%
	Other Revenue — 2.8%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	474
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	470
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	265
180	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29	188
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	309
	Main Street Natural Gas, Inc.,
45	Series A, Rev., 5.000%, 09/15/13	45
105	Series B, Rev., 5.000%, 03/15/15	111
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	308
200	Series C, Rev., 5.000%, 10/01/16	218

		2,388

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	104

	Total Georgia	2,492

	Guam — 0.2%
	Other Revenue — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	198

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	110

	Idaho — 1.0%
	General Obligation — 1.0%
750	City of Nampa, GO, 5.000%, 08/01/21	852

	Illinois — 3.8%
	Education — 0.1%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	109

	General Obligation — 0.9%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	135
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	54
410	Series C, GO, 5.250%, 12/01/32	432
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	164

		785

	Housing — 0.2%
165	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	175

	Other Revenue — 2.2%
205	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	228
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	499
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	164
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	218
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	308

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	111
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	202
130	Rev., 5.250%, 06/01/21	144

		1,874

	Transportation — 0.4%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	294

	Total Illinois	3,237

	Indiana — 2.3%
	General Obligation — 0.1%
85	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	91

	Other Revenue — 2.2%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	111
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	78
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	280
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	167
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	248
135	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	143
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	258
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	568

		1,853

	Total Indiana	1,944

	Iowa — 0.1%
	Housing — 0.1%
55	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	58

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kansas — 0.5%
	Hospital — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	229

	Housing — 0.3%
220	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	232

	Total Kansas	461

	Kentucky — 0.4%
	Housing — 0.1%
75	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	80

	Other Revenue — 0.3%
250	Louisville/Jefferson County, Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	249

	Total Kentucky	329

	Louisiana — 1.2%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	26

	Other Revenue — 1.0%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	71
100	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	102
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	35
100	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	91
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	328
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	243

		870

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	140

	Total Louisiana	1,036

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Maine — 0.9%
	Other Revenue — 0.9%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	315
475	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	492

	Total Maine	807

	Maryland — 0.6%
	General Obligation — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, GO, 5.000%, 07/01/21	445

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	104

	Total Maryland	549

	Massachusetts — 4.8%
	Education — 1.3%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	387
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33 (m)	602
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	110

		1,099

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	152

	Other Revenue — 2.8%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	545
585	Massachusetts Housing Finance Agency, Single Family Housing, Series 160, Rev., AMT, 3.750%, 06/01/34	603
750	Massachusetts Port Authority, Series A, Rev., AMT, 5.000%, 07/01/37	727
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	543

		2,418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28 (m)	335

	Water & Sewer — 0.1%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	107

	Total Massachusetts	4,111

	Michigan — 1.8%
	General Obligation — 0.7%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	47
500	Detroit City School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18	547

		594

	Other Revenue — 1.1%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.500%, 07/01/16	105
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	472
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	217
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	168

		962

	Total Michigan	1,556

	Minnesota — 1.8%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	206

	Housing — 0.7%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
114	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	119
450	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	480

		599

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.9%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (i)	202
130	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	137
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	110
300	Rev., 5.250%, 08/01/26	319

		768

	Total Minnesota	1,573

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	168
100	Series A, Rev., 5.250%, 01/01/34	103

	Total Mississippi	271

	Missouri — 1.5%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	268

	Housing — 0.0% (g)
35	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	37

	Other Revenue — 0.7%
165	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	174
160	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A-1, Rev., AMT, GNMA/FNMA, 5.150%, 09/01/34	164
230	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	242

		580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	443

	Total Missouri	1,328

	Montana — 1.0%
	Housing — 0.1%
50	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	51

	Other Revenue — 0.9%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	104
465	Montana Board of Housing, Single Family Home Ownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	470
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	220

		794

	Total Montana	845

	Nebraska — 0.8%
	General Obligation — 0.8%
	City of Omaha, Omaha Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	342
285	GO, 5.250%, 04/01/27	325

	Total Nebraska	667

	Nevada — 0.2%
	Certificate of Participation/Lease — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	102

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	54

	Total Nevada	156

	New Hampshire — 0.8%
	Other Revenue — 0.8%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	230
100	Rev., NATL-RE, 5.500%, 06/01/27	115
140	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	147
170	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	182

	Total New Hampshire	674

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New Jersey — 3.1%
	Other Revenue — 2.7%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	495
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	285
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	541
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	546
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	220
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	218

		2,305

	Special Tax — 0.4%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	331

	Total New Jersey	2,636

	New Mexico — 0.9%
	Housing — 0.0% (g)
15	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	16

	Other Revenue — 0.9%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	385
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	59
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
165	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	180
155	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	165

		789

	Total New Mexico	805

	New York — 7.0%
	General Obligation — 0.7%
500	City of New York, Series I, GO, 5.000%, 08/01/21	573

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.1%
100	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	100

	Other Revenue — 5.7%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	514
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	266
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	256
240	Rev., 5.375%, 06/15/43	250
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	512
250	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 04/01/18	256
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	324
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	203
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	367
390	Series B, Rev., 5.500%, 10/15/30	445
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	341
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	502
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	274
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	447

		4,957

	Water & Sewer — 0.5%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	424

	Total New York	6,054

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Carolina — 0.1%
	Housing — 0.1%
105	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	109

	North Dakota — 0.3%
	Other Revenue — 0.3%
245	North Dakota Housing Finance Agency, Series A, Rev., 3.750%, 07/01/42	252

	Ohio — 3.7%
	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	209
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	50

		259

	Housing — 0.5%
65	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	66
380	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	394

		460

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	299

	Other Revenue — 2.5%
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	111
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	138
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	189
	Ohio Housing Finance Agency, Single Family Mortgage,
230	Series 1, Rev., 5.000%, 11/01/28	247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
180	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	191
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	528
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	510
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	162

		2,178

	Total Ohio	3,196

	Oklahoma — 0.3%
	Other Revenue — 0.3%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	235

	Oregon — 1.5%
	Education — 0.1%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	76

	General Obligation — 0.4%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	189
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	23
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	112

		324

	Other Revenue — 1.0%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	345
60	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	65
190	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series B, Rev., 5.000%, 07/01/20	212
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	245

		867

	Total Oregon	1,267

	Pennsylvania — 3.8%
	Other Revenue — 3.6%
500	Allegheny County Airport Authority, Series A-1, Rev., AMT, 5.000%, 01/01/22	534

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
	Allegheny County Higher Education Building Authority, Duquesne University,
160	Series A, Rev., 5.000%, 03/01/20	181
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (p)	154
500	Beaver County IDA, Non AMT, Non ACE, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	486
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	684
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
325	Series 112, Rev., 5.000%, 04/01/28	348
425	Series 96-B, Rev., 3.950%, 10/01/16	449
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	253

		3,089

	Resource Recovery — 0.2%
140	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	140

	Total Pennsylvania	3,229

	Puerto Rico — 0.7%
	Other Revenue — 0.7%
	Puerto Rico Highways and Transportation Authority,
160	Series CC, Rev., 5.000%, 07/01/16	159
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	27
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
165	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	158
185	Series AA, Rev., NATL-RE, 5.500%, 07/01/20	173
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	99
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	25

	Total Puerto Rico	641

	South Carolina — 0.7%
	Other Revenue — 0.7%
500	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District Project, Rev., 5.000%, 12/01/24	555

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Dakota — 0.3%
	Other Revenue — 0.3%
225	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	240

	Tennessee — 1.2%
	Other Revenue — 1.0%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	134
130	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/23	137
	Tennessee Housing Development Agency, Home Ownership Program,
325	Series 1-A, Rev., AMT, 4.500%, 01/01/38	340
195	Series A, Rev., AMT, 4.500%, 07/01/31	209

		820

	Utility — 0.2%
165	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	177

	Total Tennessee	997

	Texas — 3.7%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	103
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	158

		261

	General Obligation — 2.1%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	107
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	274
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	86
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	226
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,058

		1,751

	Housing — 0.1%
90	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	94

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	107

	Other Revenue — 1.1%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	141
155	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	164
210	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	226
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	437

		968

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	17

	Total Texas	3,198

	Utah — 1.2%
	Certificate of Participation/Lease — 0.6%
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	501

	Other Revenue — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	510
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	46

		556

	Total Utah	1,057

	Vermont — 0.5%
	Other Revenue — 0.5%
215	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	222
240	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	242

	Total Vermont	464

	Virginia — 0.7%
	Other Revenue — 0.7%
50	Sussex County IDA, Atlantic Waste, Series A, Rev., VAR, 5.125%, 05/01/14	51

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Other Revenue — Continued
500		Virginia Resources Authority, Pooled Financing, Infrastracture & State Moral Obligation, Series A, Rev., 5.000%, 11/01/25	559

		Total Virginia	610

		Washington — 0.9%
		General Obligation — 0.2%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22 (m)	160

		Other Revenue — 0.7%
150		Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	163
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	314
150		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	159

			636

		Total Washington	796

		Wisconsin — 0.7%
		Other Revenue — 0.7%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	363
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	260

		Total Wisconsin	623

		Wyoming — 0.7%
		Other Revenue — 0.7%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	402
180		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	184

		Total Wyoming	586

		Total Municipal Bonds (Cost $70,545)	68,650

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $— (h))	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 15.3%
		Consumer Discretionary — 5.2%
		Auto Components — 0.2%
146		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	147

		Distributors — 0.1%
100		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	100
30		VWR International Ltd., Term Loan, VAR, 4.182%, 04/03/17	30

			130

		Hotels, Restaurants & Leisure — 2.2%
250		American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	254
80		Caesars Entertainment Operating Co., Inc. (FKA Harrahs), Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	72
142		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	142
70		Channel View Hotel Ltd., Term Loan, VAR, 4.250%, 05/08/20	70
		FOCUS Brands, Inc., Term Loan,
173		VAR, 4.250%, 02/21/18	174
2		VAR, 5.500%, 02/21/18	2
150		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	156
50		Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	51
		Intrawest, 1st Lien Term Loan,
33		VAR, 7.000%, 12/04/17	33
17		VAR, 7.000%, 12/04/17	17
149		Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	149
150		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	154
		NPC International, Inc., Term Loan,
3		VAR, 4.500%, 12/28/18	3
42		VAR, 4.500%, 12/28/18	42
40		VAR, 4.500%, 12/28/18	40
13		VAR, 4.500%, 12/28/18	14
150		Scientific Games Corp., Term Loan B, VAR, 09/30/20^	149

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — Continued
150	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	150
135	Station Casinos, Inc., Term Loan, VAR, 5.000%, 03/01/20	136
	Wendy’s International, Inc., Term Loan,
13	VAR, 3.250%, 05/15/19	13
13	VAR, 3.250%, 05/15/19	13
76	VAR, 3.500%, 05/15/19	76

		1,910

	Household Durables — 0.3%
72	Tempur-Pedic International, Inc., Term Loan B, VAR, 3.500%, 03/18/20	71
65	Waddington Group, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	65
35	Waddington Group, Inc., USD Term Loans — US Borrower, VAR, 4.500%, 06/07/20	35
114	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	113

		284

	Media — 1.3%
	Barrington Broadcasting, Tranche 2 Term Loan,
10	VAR, 7.500%, 06/14/17	10
64	VAR, 7.500%, 06/14/17	64
130	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	130
81	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	81
51	NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.750%, 01/03/20	52
97	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	99
56	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	56
594	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	592

		1,084

	Multiline Retail — 0.6%
500	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	487

	Specialty Retail — 0.5%
149	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	151
	Gymboree Corp., Initial Term Loan (A & R),
243	VAR, 5.000%, 02/23/18	234
7	VAR, 5.000%, 02/23/18	6

		391

	Total Consumer Discretionary	4,433

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
		Consumer Staples — 1.4%
		Food & Staples Retailing — 1.1%
56		Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	56
87		Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	87
472		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	474
90		Rite Aid Corp., Tranche 6 Term Loan, VAR, 4.000%, 02/21/20	90
253		SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	253

			960

		Food Products — 0.2%
		New HB Acquisition LLC, Term Loan B,
106		VAR, 6.750%, 04/09/20	108
9		VAR, 6.750%, 04/09/20	10
		Pinnacle Foods, Inc., 1st Lien Term Loan G,
75		VAR, 3.250%, 04/29/20	74
—	(h)	VAR, 3.250%, 04/29/20	—	(h)

			192

		Personal Products — 0.1%
		Prestige Brands, Inc., Term B-1 Loan,
66		VAR, 3.750%, 01/31/19	66
—	(h)	VAR, 3.750%, 01/31/19	1

			67

		Total Consumer Staples	1,219

		Energy — 0.5%
		Energy Equipment & Services — 0.2%
49		EMG Utica, Term Loan, VAR, 4.750%, 03/27/20	49
83		Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	83

			132

		Oil, Gas & Consumable Fuels — 0.3%
17		Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	17
149		Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	144
100		Sabine Oil & Gas (NFR Energy) Term Loan, VAR, 8.750%, 12/31/18	101

			262

		Total Energy	394

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Financials — 0.3%
	Capital Markets — 0.1%
146	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	147

	Diversified Financial Services — 0.2%
150	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19	150

	Real Estate Management & Development — 0.0% (g)
6	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	6

	Total Financials	303

	Health Care — 1.1%
	Biotechnology — 0.1%
138	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	138

	Health Care Equipment & Supplies — 0.2%
149	Kinetic Concepts, Inc., Incremental Term D-1 Loan, VAR, 4.500%, 05/04/18	149

	Health Care Providers & Services — 0.6%
	Alliance Healthcare Services, Inc., Term Loan,
16	VAR, 4.250%, 06/03/19	16
20	VAR, 4.250%, 06/03/19	20
19	VAR, 4.250%, 06/03/19	19
25	VAR, 4.250%, 06/03/19	25
6	VAR, 4.250%, 06/03/19	6
24	VAR, 4.250%, 06/03/19	24
22	VAR, 4.250%, 06/03/19	22
98	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	99
53	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	52
98	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	99
118	Vanguard Health Systems, Inc., Term Loan B, VAR, 3.750%, 01/29/16	117

		499

	Pharmaceuticals — 0.2%
148	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	148

	Total Health Care	934

	Industrials — 2.8%
	Aerospace & Defense — 0.3%
78	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	78

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
	Aerospace & Defense — Continued
149	Hamilton Sundstrand Industrial Corp., Term Loan, VAR, 4.000%, 12/13/19	148

		226

	Airlines — 0.3%
8	Landmark Aviation, Canadian Term Loans, VAR, 5.750%, 10/25/19	8
93	Landmark Aviation, Term Loan, VAR, 5.750%, 10/25/19	94
150	U.S. Airways Group, Inc., Term Loan B1, VAR, 4.250%, 05/22/19	148

		250

	Building Products — 0.5%
124	Custom Building Products, Inc., Term Loan, VAR, 6.000%, 12/14/19	124
	Roofing Supply Group, Term Loan,
68	VAR, 5.000%, 05/31/19	68
80	VAR, 5.000%, 05/31/19	81
149	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	149

		422

	Commercial Services & Supplies — 0.5%
99	Garda World Security Corp., Term Loan, VAR, 4.500%, 11/13/19	100
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
15	VAR, 5.432%, 06/30/17	15
35	VAR, 5.432%, 06/30/17	34
71	VAR, 5.432%, 06/30/17	69
130	Sourcehov LLC, 1st Lien Term Loan, VAR, 5.250%, 04/30/18	131
119	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	119

		468

	Industrial Conglomerates — 0.3%
	Autoparts Holdings Ltd., Term Loan,
24	VAR, 6.500%, 07/29/17	23
48	VAR, 6.500%, 07/29/17	46
149	Consolidated Precision Products, Inc., Term Loan, VAR, 4.750%, 12/28/19	149
94	Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	95

		313

	Machinery — 0.6%
98	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	98

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Machinery — Continued
135		Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	136
149		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	149
138		Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	139

			522

		Trading Companies & Distributors — 0.3%
149		Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	148
99		MRC Global, Inc., Term Loan, VAR, 6.000%, 11/08/19	100

			248

		Total Industrials	2,449

		Information Technology — 1.5%
		Communications Equipment — 0.4%
149		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	150
75		Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	74
96		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.762%, 10/26/17	85
50		Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	47

			356

		IT Services — 0.3%
80		First Data Corp., 2017 New Dollar Term Loan, VAR, 4.184%, 03/24/17	79
46		First Data Corp., Term Loan, VAR, 4.184%, 09/24/18	45
146		Transaction Network Services, Inc., Term Loan B, VAR, 5.000%, 02/14/20	146

			270

		Semiconductors & Semiconductor Equipment — 0.3%
150		Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	150
109		NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	111

			261

		Software — 0.5%
		Attachmate Corp., Term Loan,
121		VAR, 7.250%, 11/22/17	122
4		VAR, 7.250%, 11/22/17	3
—	(h)	VAR, 8.000%, 11/22/17	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
	Software — Continued
	Emdeon, Inc., Term B-2 Loan,
88	VAR, 3.750%, 11/02/18	88
33	VAR, 3.750%, 11/02/18	33
5	VAR, 3.750%, 11/02/18	5
21	VAR, 3.750%, 11/02/18	21
3	VAR, 3.750%, 11/02/18	3
107	RP Crown Parent LLC, Term Loan, VAR, 6.750%, 12/21/18	108
	Southern Graphics, Inc., Term Loan,
16	VAR, 5.000%, 10/17/19	17
8	VAR, 5.000%, 10/17/19	8

		408

	Total Information Technology	1,295

	Materials — 0.9%
	Chemicals — 0.3%
51	AI Chem & Cy U.S. Acquico, Inc., Tranche B-1 Term Loan, VAR, 4.500%, 10/04/19	51
27	AI Chem & Cy U.S. Acquico, Inc., Tranche B-2 Term Loan, VAR, 4.500%, 10/04/19	27
44	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	45
	Tronox Ltd., Term Loan,
80	VAR, 4.500%, 03/19/20	81
70	VAR, 4.500%, 03/19/20	70

		274

	Containers & Packaging — 0.1%
40	Berlin Packaging LLC, 1st Lien Term Loan, VAR, 4.750%, 04/02/19	40

	Metals & Mining — 0.4%
28	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	28
150	Murray Energy Corp., Term Loan B, VAR, 4.750%, 05/24/19	150
98	Noranda Aluminum Holding Corp., Term Loan B, VAR, 5.750%, 02/28/19	93
99	Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	99

		370

	Paper & Forest Products — 0.1%
100	Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18	100

	Total Materials	784

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
	Altice Financing S.A., Term Loan,
22	VAR, 5.500%, 07/02/19	21
161	VAR, 5.500%, 07/02/19	158
42	VAR, 5.500%, 07/02/19	41
150	Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	149

		369

	Wireless Telecommunication Services — 0.3%
105	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	105
113	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	114

		219

	Total Telecommunication Services	588

	Utilities — 0.9%
	Electric Utilities — 0.3%
203	La Frontera Generation LLC, Term Loan, VAR, 4.500%, 09/30/20	203
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
31	VAR, 4.685%, 10/10/17	21
15	VAR, 4.766%, 10/10/17	10
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
31	VAR, 3.685%, 10/10/14	21
15	VAR, 3.766%, 10/10/14	11

		266

	Gas Utilities — 0.0% (g)
	Ruby Western Pipeline Holdings LLC, Term Loan,
7	VAR, 3.500%, 03/27/20	7
51	VAR, 3.500%, 03/27/20	51

		58

	Independent Power Producers & Energy Traders — 0.6%
500	Calpine Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	494

	Total Utilities	818

	Total Loan Assignments (Cost $13,185)	13,217

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.6%
	Investment Company — 2.6%
2,196	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $2,196)	2,196

	Total Investments — 97.7% (Cost $85,974)	84,069
	Other Assets in Excess of Liabilities — 2.3%	1,965

	NET ASSETS — 100.0%	$86,034

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Security — 0.0% (g)
140	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.424%, 09/25/36 (Cost $55)	55

Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
	Federal Home Loan Mortgage Corp. REMIC,
351	Series 3976, Class AI, IO, 3.500%, 08/15/29	35
110	Series 3984, Class NS, IF, IO, 6.416%, 01/15/40	17
399	Series 4057, Class SA, IF, IO, 5.866%, 04/15/39	81
93	Series 4077, Class SM, IF, IO, 6.516%, 08/15/40	19
385	Series 4084, Class GS, IF, IO, 5.866%, 04/15/39	78
198	Series 4097, Class SL, IF, IO, 5.966%, 06/15/41	34
	Federal National Mortgage Association REMIC,
360	Series 2011-145, Class PS, IF, IO, 6.426%, 04/25/30	65
232	Series 2012-17, Class JS, IF, IO, 6.466%, 11/25/30	42
95	Series 2012-24, Class S, IF, IO, 5.316%, 05/25/30	12

	Total Collateralized Mortgage Obligations (Cost $380)	383

Corporate Bond — 0.1%
	Information Technology — 0.1%
	Computers & Peripherals — 0.1%
350	Apple, Inc., 3.850%, 05/04/43 (m) (Cost $348)	300

Daily Demand Notes — 22.2%
	Alabama — 0.4%
1,100	Columbia Industrial Development Board, Pollution Control, Alabama Power Co. Project, Series A, Rev., VRDO, 0.050%, 09/03/13	1,100

	Alaska — 0.5%
1,560	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.050%, 09/03/13	1,560

	California — 0.6%
1,250	Irvine Unified School District, Communities Facilities District No. 09-1, Series A, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/03/13	1,250
	State of California,
300	Series B1, GO, VRDO, LOC: Citibank N.A., 0.040%, 09/03/13 (m)	300
345	Series B3, GO, VRDO, LOC: Citibank N.A., 0.030%, 09/03/13 (m)	345

	Total California	1,895

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — 1.2%
690	University of Delaware, Rev., VRDO, 0.060%, 09/03/13	690
2,865	University of Delaware, Series B, Rev., VRDO, 0.080%, 09/03/13	2,865

	Total Delaware	3,555

	Florida — 0.9%
800	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/03/13 (m)	800
1,125	JEA Electric System, Subseries D, Rev., VRDO, 0.060%, 09/03/13	1,125
950	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Company, 0.050%, 09/03/13	950

	Total Florida	2,875

	Illinois — 0.2%
735	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/03/13	735

	Indiana — 0.1%
425	Indiana Finance Authority Environmental Refunding, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/03/13	425

	Iowa — 0.6%
1,200	City of Iowa Act, Inc., Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 09/03/13	1,200
700	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	700

	Total Iowa	1,900

	Kansas — 0.2%
550	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	550

	Louisiana — 0.2%
600	Industrial Development Board of the Parish of East Baton Rouge, Inc., ExxonMobil Project, Gulf Opportunity Zone Bonds, Rev., VRDO, 0.030%, 09/03/13	600
150	Parish of St. Charles, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.050%, 09/03/13	150

	Total Louisiana	750

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Maryland — 0.7%
2,250	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/03/13	2,250

	Massachusetts — 0.9%
150	Commonwealth of Massachusetts, Series A, GO, VRDO, 0.040%, 09/03/13	150
2,645	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.060%, 09/03/13	2,645

	Total Massachusetts	2,795

	Michigan — 1.2%
2,900	Regents of the University of Michigan, Series B, Rev., VRDO, 0.020%, 09/03/13	2,900
685	Regents of the University of Michigan, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/03/13	685

	Total Michigan	3,585

	Minnesota — 0.3%
1,025	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Rev., VRDO, AGM, 0.200%, 09/03/13	1,025

	Mississippi — 1.5%
105	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project, Series G, Rev., VRDO, 0.050%, 09/03/13	105
800	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series F, Rev., VRDO, 0.040%, 09/03/13	800
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project,
150	Series H, Rev., VRDO, 0.050%, 09/03/13	150
1,780	Series L, Rev., VRDO, 0.050%, 09/03/13	1,780
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
200	Series E, Rev., VRDO, 0.050%, 09/03/13	200
250	Series G, Rev., VRDO, 0.050%, 09/03/13	250
1,400	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.050%, 09/03/13	1,400

	Total Mississippi	4,685

	Missouri — 1.0%
900	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.050%, 09/03/13	900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — Continued
935	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 09/03/13	935
1,195	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series E, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 09/03/13	1,195

	Total Missouri	3,030

	New Hampshire — 0.9%
2,925	New Hampshire Health & Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.090%, 09/03/13	2,925

	New York — 1.6%
300	New York City, Series H, Subseries H-3, GO, VRDO, AGM, 0.050%, 09/03/13	300
160	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Subseries A-1, Rev., VRDO, 0.070%, 09/03/13	160
825	New York City Transitional Finance Authority, Series 3, Subseries 3-H, Rev., VRDO, 0.050%, 09/03/13	825
250	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.060%, 09/03/13	250
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.050%, 09/03/13	200
250	City of New York, Fiscal Year 2008, Subseries L-3, GO, VRDO, 0.060%, 09/03/13	250
150	New York City, Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 09/03/13	150
750	Metropolitan Transportation Authority, Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/03/13	750
200	New York City Municipal Water Finance Authority, Water & Sewer System, Series F, Subseries F-2, Rev., VRDO, 0.070%, 09/03/13	200
100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 09/03/13	100
	New York City Municipal Water Finance Authority, Water & Sewer Systems, Second General Resolution,
995	Series BB, Subseries BB-1, Rev., VRDO, 0.050%, 09/03/13	995
300	Series BB-2, Rev., VRDO, 0.080%, 09/03/13	300

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	New York — Continued
350	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/03/13	350

	Total New York	4,830

	North Carolina — 1.1%
200	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/03/13 (m)	200
2,050	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13 (m)	2,050
590	University of North Carolina at Chapel Hill, Series A, Rev., VRDO, 0.070%, 09/03/13	590
400	University of North Carolina at Chapel Hill, University Hospital, Series B, Rev., VRDO, 0.070%, 09/03/13	400

	Total North Carolina	3,240

	Ohio — 1.6%
3,970	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 09/03/13 (m)	3,970
1,000	Ohio State Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., VRDO, 0.060%, 09/03/13	1,000

	Total Ohio	4,970

	Oklahoma — 1.1%
3,300	Oklahoma State Capital Improvement Authority, Higher Education, Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 09/03/13	3,300

	Oregon — 0.9%
2,900	Oregon Health & Science University, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	2,900

	Pennsylvania — 0.7%
	Montour County Geisinger Authority, Health System,
1,100	Series B, Rev., VRDO, 0.040%, 09/03/13	1,100
1,050	Series C, Rev., VRDO, 0.040%, 09/03/13	1,050

	Total Pennsylvania	2,150

	Rhode Island — 0.7%
2,050	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.050%, 09/03/13	2,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — 0.2%
510	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	510

	Texas — 0.8%
1,055	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Subseries A-3, Rev., VRDO, 0.050%, 09/03/13	1,055
1,140	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.030%, 09/03/13	1,140
150	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 09/03/13	150

	Total Texas	2,345

	Utah — 0.3%
860	Utah Transit Authority, Sales Tax, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.050%, 09/03/13	860

	Virginia — 0.5%
410	Albermarle County EDA, University of Virginia Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13 (m)	410
190	Norfolk Redevelopment & Housing Authority, Old Dominion University Parking Garage Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	190
100	Peninsula Ports Authority, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	100
810	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.060%, 09/03/13	810

	Total Virginia	1,510

	Washington — 1.0%
1,050	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 09/03/13 (e)	1,050
1,900	Washington State Housing Finance Commission, Pioneer Human Services Projects, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/03/13	1,900

	Total Washington	2,950

	Wisconsin — 0.3%
940	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	940

	Total Daily Demand Notes (Cost $68,195)	68,195

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 46.3% (t)
	Alabama — 0.2%
	Other Revenue — 0.2%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	746

	Alaska — 0.3%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	292
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	115

		407

	Other Revenue — 0.2%
475	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (m)	504

	Total Alaska	911

	Arizona — 1.0%
	Other Revenue — 1.0%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	246
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	111
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	202
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	506
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	208
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	117
1,105	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/27 (m)	1,186
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	435

	Total Arizona	3,011

	Arkansas — 0.2%
	Prerefunded — 0.2%
250	Arkansas County, De Witt School District No. 1, GO, 4.000%, 12/01/28 (p)	253
300	Benton County, Siloam Springs School District No. 21, Series B, GO, 4.500%, 06/01/24 (p)	303

	Total Arkansas	556

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — 2.2%
	Certificate of Participation/Lease — 0.1%
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	144

	General Obligation — 1.0%
250	Chula Vista Municipal Financing Authority, GO,5.000%, 09/01/15	268
145	Los Angeles Unified School District, GO, FGIC, 5.000%, 07/01/21	156
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 08/01/14 (p)	262
350	State of California, GO, AGM, 5.250%, 08/01/32 (m)	357
2,000	State of California, Various Purpose, GO, 5.000%, 10/01/29 (m)	2,062

		3,105

	Other Revenue — 1.1%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
100	Series F, Rev., 5.000%, 04/01/20 (m) (p)	111
305	Series F, Rev., 5.000%, 04/01/22 (m) (p)	339
150	Series F-1, Rev., 5.250%, 04/01/26 (m)	166
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.088%, 07/01/23 (m)	931
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17 (m)	483
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	80
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VAR, 0.495%, 03/01/34	997
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	269
100	University of California, Series L, Rev., 5.000%, 05/15/17	111

		3,487

	Total California	6,736

	Colorado — 0.7%
	General Obligation — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, GO, AGM, 5.000%, 09/15/20	329

	Other Revenue — 0.6%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	277

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	562
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	144
735	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/21 (p)	770
100	University of Colorado, Enterprise System, Rev., NATL-RE, 5.000%, 06/01/17	114

		1,867

	Prerefunded — 0.0% (g)
15	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	16

	Total Colorado	2,212

	Connecticut — 0.7%
	General Obligation — 0.1%
150	New Canaan County, Series A, GO, 5.000%, 04/01/18	173
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14	104

		277

	Other Revenue — 0.6%
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,058
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	786

		1,844

	Total Connecticut	2,121

	Delaware — 0.2%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	115
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	116

		231

	Other Revenue — 0.1%
355	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	371

	Total Delaware	602

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	District of Columbia — 0.7%
	General Obligation — 0.3%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,080

	Other Revenue — 0.4%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	419
180	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18	190
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	212
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	211
150	Series C, Rev., 5.000%, 10/01/19	173

		1,205

	Total District of Columbia	2,285

	Florida — 2.6%
	General Obligation — 0.5%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, GO,AGC, 6.000%, 09/01/17	136
475	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	506
100	Florida State Board of Education, Public Education, Series C, GO, 5.000%, 06/01/17	114
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	172
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	528

		1,456

	Other Revenue — 2.1%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	559
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	505
130	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	140
410	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	427
540	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	570

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	823
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	332
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	144
	Florida State Turnpike Authority, Department of Transportation,
100	Series A, Rev., 5.000%, 07/01/14	104
100	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22	111
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	559
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	559
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	804
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	253
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	560

		6,450

	Prerefunded — 0.0% (g)
100	City of West Palm Beach, Utility System, Rev., NATL-RE, FGIC, 5.125%, 10/01/30 (p)	105

	Total Florida	8,011

	Georgia — 0.9%
	General Obligation — 0.4%
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	162
100	Paulding County School District, GO, 5.000%, 02/01/17	113
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	163
150	Series G, GO, 5.000%, 12/01/17	174
360	Series I, GO, 5.000%, 11/01/21	423

		1,035

	Other Revenue — 0.5%
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17 (m)	221
710	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29	741

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
85	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	91
250	Main Street Natural Gas, Inc., Gas Project, Series B, Rev., 5.000%, 03/15/16	267
285	Private Colleges & Universities Authority, Mercer University Project, Series A, Rev., 4.000%, 10/01/14	293

		1,613

	Total Georgia	2,648

	Illinois — 1.3%
	General Obligation — 0.1%
305	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	322

	Housing — 0.1%
395	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	419

	Other Revenue — 1.1%
	City of Chicago O’Hare International Airport, General Airport, Third Lien,
515	Series A-2, Rev., AGM, 5.750%, 01/01/19 (m)	524
130	Series A-2, Rev., AGM, 5.750%, 01/01/21 (m)	132
165	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	184
250	City of Joliet, Waterworks & Sewerage, Rev., 4.000%, 01/01/15	261
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	340
144	Illinois Housing Development Authority, Homeowner Mortgage, AMT, Series D, Rev., AMT, 4.600%, 08/01/15	151
1,540	Illinois Unemployment Insurance, Series B, Rev., 4.000%, 06/15/20	1,578
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	222

		3,392

	Total Illinois	4,133

	Indiana — 2.0%
	Other Revenue — 2.0%
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20	112

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	588
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	360
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	861
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	507
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14	1,012
250	Series A-2, Rev., VAR, 1.600%, 02/01/17	248
1,000	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 11/01/27	1,006
	Indiana Housing & Community Development Authority, Home First Program,
420	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	448
445	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	472
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	359
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	114

	Total Indiana	6,087

	Iowa — 0.5%
	Other Revenue — 0.5%
460	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	489
410	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	437
455	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	466

	Total Iowa	1,392

	Kansas — 0.5%
	Housing — 0.2%
435	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	459

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.3%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	299
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	512
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	253

		1,064

	Total Kansas	1,523

	Kentucky — 0.2%
	Other Revenue — 0.2%
295	Commonwealth of Kentucky, State Property & Buildings Commission, Project No. 95, Series C, Rev., 6.573%, 08/01/29	330
240	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	258

	Total Kentucky	588

	Louisiana — 0.5%
	Other Revenue — 0.5%
310	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/COLL, 2.850%, 06/01/29	311
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	116
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,106

	Total Louisiana	1,533

	Maine — 0.7%
	Other Revenue — 0.7%
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	108
	Maine State Housing Authority,
870	Series A-1, Rev., AMT, 4.500%, 11/15/28	898
960	Series B, Rev., 4.000%, 11/15/43	995

	Total Maine	2,001

	Maryland — 0.6%
	General Obligation — 0.0% (g)
100	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	115

	Other Revenue — 0.6%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14	257

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
	Maryland State Transportation Authority,
100	Rev., 5.250%, 03/01/17	114
540	Rev., 5.250%, 03/01/19	634
750	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	779

		1,784

	Total Maryland	1,899

	Massachusetts — 1.5%
	General Obligation — 0.5%
1,000	Commonwealth of Massachusetts, Series B, GO, 5.000%, 08/01/25	1,106
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	347
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	129

		1,582

	Other Revenue — 0.8%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	781
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	799
500	Series J, Rev., AMT, 5.000%, 07/01/18	545
488	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/01/14	493

		2,618

	Prerefunded — 0.2%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (p)	275
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	223

		498

	Total Massachusetts	4,698

	Michigan — 2.0%
	General Obligation — 1.0%
500	Detroit City School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18	547
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	624
650	GO, 5.000%, 05/01/19	732

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
930	GO, 5.000%, 05/01/20	1,043
100	State of Michigan, GO, 4.100%, 12/01/13	101

		3,047

	Other Revenue — 1.0%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/18	298
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14	311
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	988
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	211
250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-3, Rev., VAR, 2.000%, 08/01/14	253
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Rev., VAR, 4.000%, 06/01/16	320
150	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Rev., 5.500%, 11/01/13 (p)	151
455	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	486

		3,018

	Total Michigan	6,065

	Minnesota — 1.3%
	General Obligation — 0.2%
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	109
100	Series B, GO, 5.000%, 10/01/18	116
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	172
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	105

		502

	Housing — 0.3%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
342	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	358
490	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	522

		880

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.8%
430	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	458
405	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	430
455	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	485
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
225	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	240
450	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	470
250	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	261
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	309

		2,653

	Total Minnesota	4,035

	Mississippi — 0.1%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	176

	Missouri — 0.8%
	Other Revenue — 0.7%
335	Kirkwood School District Educational Facilities Authority Leasehold, Kirkwood School District R-7, St. Louis County, Rev., 4.000%, 02/15/25	339
100	Missouri Highways & Transportation Commission, Series A, Rev., 3.250%, 05/01/14	102
160	Missouri Housing Development Commission, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	169
220	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	231
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	809
	Missouri State Highways & Transit Commission, First Lien,
195	Series A, Rev., 5.000%, 05/01/14	201
100	Series A, Rev., 5.000%, 05/01/21	111

		2,220

	Water & Sewer — 0.1%
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16	275

	Total Missouri	2,495

	Montana — 0.5%
	Housing — 0.0% (g)
105	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	107

	Other Revenue — 0.5%
	Montana Board of Housing, Single Family Home Ownership,
470	Series A-2, Rev., AMT, 4.000%, 12/01/38	475
910	Series B2, Rev., AMT, 5.000%, 12/01/27	961

		1,436

	Total Montana	1,543

	Nebraska — 0.4%
	Other Revenue — 0.4%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16 (m)	886
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	357

	Total Nebraska	1,243

	Nevada — 0.1%
	General Obligation — 0.1%
	Clark County School District,
100	GO, 5.000%, 06/15/20	110
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22	118

	Total Nevada	228

	New Hampshire — 0.6%
	Other Revenue — 0.6%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 08/01/24	955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
630	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	648
250	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition, Series A, Rev., 5.250%, 07/01/28	268

	Total New Hampshire	1,871

	New Jersey — 2.2%
	Education — 0.1%
200	New Jersey EDA, School Facilities Construction, Series T-5, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	209

	General Obligation — 0.1%
180	Township of Maplewood, GO, 4.000%, 10/01/16	198
115	Township of Randolph, School District, GO, 5.000%, 02/01/23	129

		327

	Other Revenue — 2.0%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	116
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	540
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,081
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	553
815	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	839
3,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/44 (w)	2,917
100	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., AGM-CR, 5.750%, 06/15/17	116

		6,162

	Total New Jersey	6,698

	New Mexico — 0.4%
	Housing — 0.0% (g)
90	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	92

	Other Revenue — 0.4%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	116
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
740	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	801
155	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	168

		1,195

	Total New Mexico	1,287

	New York — 4.0%
	General Obligation — 1.3%
	Chester Union Free School District,
645	GO, AGM, 2.000%, 04/15/14 (m)	651
100	GO, AGM, 4.000%, 04/15/17 (m)	108
	Hilton Central School District,
800	GO, 4.000%, 06/15/16	872
500	GO, 4.000%, 06/15/18	551
1,000	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.365%, 11/01/22	954
	New York City,
140	GO, AGM, 5.000%, 08/01/16	152
135	Series A, GO, AGM, 5.000%, 08/01/15	147
155	Series B, GO, 5.000%, 08/01/16	173
100	Series E-1, GO, 5.250%, 10/15/17	116
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	105

		3,829

	Other Revenue — 2.3%
1,000	Battery Park City Authority, Auction Rate Securities, Rev., VAR, AMBAC, 0.364%, 11/01/31 (m)	913
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	339
255	Metropolitan Transportation Authority, Series C, Rev., AMBAC, 5.500%, 11/15/17	298
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,028
200	New York City Municipal Water Finance Authority, Water & Sewer Systems, Second General Resolution, Series BB, Rev., 3.700%, 06/15/14	205

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	194
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	111
1,000	New York City Transitional Finance Authority, Future Tax Secured, Series D, Subseries D-1, Rev., 5.000%, 11/01/31	1,037
750	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 04/01/18	767
100	New York State Dormitory Authority, Series E, Rev., 5.000%, 08/15/19	116
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	110
455	New York State Dormitory Authority, School Districts Financing Program, Series C, Rev., 5.000%, 10/01/22	516
800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	811
150	New York State Environmental Facilities Corp., Revolving Fund, Series C, Rev., 4.000%, 05/15/14	154
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	165
150	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	151
	Triborough Bridge & Tunnel Authority,
140	Series A, Rev., 4.000%, 11/15/14	146
105	Series A, Rev., 5.000%, 11/15/20 (p)	122

		7,183

	Prerefunded — 0.0% (g)
100	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series C, Rev., 5.000%, 06/15/14 (p)	104

	Water & Sewer — 0.4%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	253
700	New York City Municipal Water Finance Authority, Water & Sewer Systems, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	785

		1,038

	Total New York	12,154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — 1.2%
	General Obligation — 0.5%
200	County of Wake, Series D, GO, 4.000%, 02/01/15	211
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	205
200	New Hanover County, GO, 5.000%, 12/01/20	236
1,000	Person County Industrial Facilities & Pollution Control Financing Authority, Power & Light Co. Project, Series A, GO, VAR, AMBAC, 0.088%, 11/01/18	952

		1,604

	Housing — 0.0% (g)
70	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	73

	Other Revenue — 0.7%
	North Carolina Housing Finance Agency, Home Ownership,
655	Series 1, Rev., 4.500%, 07/01/28	688
300	Series 2, Rev., 4.250%, 01/01/28	312
165	North Carolina Medical Care Commission, Health System, Mission Health Combined Group, Rev., 4.000%, 10/01/13	165
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., VAR, AMBAC, 0.088%, 10/01/22	913

		2,078

	Total North Carolina	3,755

	North Dakota — 0.6%
	Other Revenue — 0.6%
725	North Dakota Housing Finance Agency, Series A, Rev., 3.750%, 07/01/42	747
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
640	Series B, Rev., 4.500%, 01/01/28	677
460	Series D, Rev., 4.250%, 07/01/28	475

	Total North Dakota	1,899

	Ohio — 1.1%
	General Obligation — 0.2%
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/13 (p)	101
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	250

		477

	Other Revenue — 0.9%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	222
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	214
	Ohio Housing Finance Agency, Single Family Mortgage,
230	Series 1, Rev., 5.000%, 11/01/28	247
225	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	241
740	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	787
465	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	496
140	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Rev., 4.000%, 10/01/14	146
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	122
150	State of Ohio, Infrastructure Improvement, Series 2005-1, Rev., NATL-RE, 5.000%, 12/15/15	165
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	229

		2,869

	Total Ohio	3,346

	Oklahoma — 1.6%
	Other Revenue — 1.6%
4,235	Oklahoma City Economic Development Trust, Increment District #8 Project, Series B, Rev., 5.000%, 03/01/32	4,312
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
250	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	270
235	Series B, Rev., 4.500%, 09/01/27	250

	Total Oklahoma	4,832

	Oregon — 0.5%
	Other Revenue — 0.5%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/23	107

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
375	Series A, Rev., 5.000%, 04/01/18	431
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,137

	Total Oregon	1,675

	Pennsylvania — 1.0%
	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	118
190	GO, NATL-RE, 5.375%, 07/01/16	215
100	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/22	115

		448

	Other Revenue — 0.9%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	288
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (m) (p)	614
250	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 07/01/14	252
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
320	Series 112, Rev., 5.000%, 04/01/28	343
425	Series 96-B, Rev., 3.950%, 10/01/16	449
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	745

		2,691

	Total Pennsylvania	3,139

	South Carolina — 0.9%
	Other Revenue — 0.9%
	Lexington County Health Services District, Inc.,
700	Rev., 3.000%, 11/01/13	702
450	Rev., 4.000%, 11/01/14	466
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	271
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,028
170	South Carolina State Public Service Authority, Series B, Rev., NATL-RE, 5.000%, 01/01/14	173

	Total South Carolina	2,640

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	South Dakota — 0.8%
	Other Revenue — 0.8%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	518
	South Dakota Housing Development Authority, Homeownership Mortgage,
225	Series A, Rev., AMT, 4.500%, 05/01/31	240
1,055	Series D, Rev., AMT, 4.000%, 11/01/29	1,102
705	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	727

	Total South Dakota	2,587

	Tennessee — 0.5%
	General Obligation — 0.0% (g)
115	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, AMT, 3.750%, 01/01/25	117

	Other Revenue — 0.5%
	Tennessee Housing Development Agency, Home Ownership Program,
380	Series 1A, Rev., AMT, 4.500%, 07/01/31	407
320	Series 1A, Rev., AMT, 4.500%, 01/01/38	335
	Tennessee Housing Development Agency, Housing Finance Program,
200	Series A, Rev., 4.500%, 01/01/28	212
430	Series B, Rev., 4.500%, 01/01/28	453

		1,407

	Total Tennessee	1,524

	Texas — 4.1%
	General Obligation — 1.5%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20 (m)	117
150	City of El Paso, GO, 5.000%, 08/15/18	172
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	481
	Crandall Independent School District,
350	Series A, GO, PSF-GTD, Zero Coupon, 08/15/14	348
460	Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	444
650	Dallas County Community College District, GO, 5.000%, 02/15/16	720
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	509
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	216

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	434
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	196
355	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	357
185	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	206
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	204
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/34	101

		4,505

	Other Revenue — 2.2%
1,000	City of Houston, Airport System Revenue, Rev., AMT, AGM, 0.200%, 07/01/30	878
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	170
1,100	Dallas-Fort Worth International Airport, Series A, Rev., AMBAC, 5.000%, 11/01/32	1,052
500	Grand Parkway Transportation Corp., Subordinate Tier Toll, Series B, Rev., 5.000%, 04/01/53	459
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	57
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,000
2,000	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 1.500%, 08/01/20	2,002
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	168
945	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	994
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	111

		6,891

	Prerefunded — 0.4%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	226
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/19 (p)	794
180	Pearland Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/18 (p)	192

		1,212

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.0% (g)
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	106

	Total Texas	12,714

	Utah — 0.1%
	General Obligation — 0.1%
145	State of Utah, Series A, GO, 5.000%, 07/01/20	171

	Vermont — 0.8%
	Other Revenue — 0.8%
670	Vermont Housing Finance Agency, Series B, Rev., AMT, 4.125%, 11/01/42	690
455	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	485
425	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AMT, AGM, 4.300%, 11/01/16	435
916	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.766%, 06/01/22	919

	Total Vermont	2,529

	Virginia — 1.3%
	General Obligation — 0.8%
2,500	Commonwealth of Virginia, Series B, GO, 4.000%, 06/01/26	2,565

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	609

	Other Revenue — 0.3%
200	Louisa IDA, Solid Waste & Sewerage Disposal, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14	202
	Virginia Public School Authority, School Financing, 1997 Resolution,
150	Series A, Rev., 5.000%, 08/01/23	169
100	Series B, Rev., 5.000%, 08/01/16	112
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	169
175	Series B, Rev., 5.000%, 11/01/26	190

		842

	Prerefunded — 0.0% (g)
100	Arlington County, Virginia Public Improvement Bonds, Series A, GO, 5.000%, 08/15/22 (m) (p)	115

	Total Virginia	4,131

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 0.8%
	General Obligation — 0.0% (g)
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	116

	Other Revenue — 0.8%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	379
250	Douglas County Public Utility District No. 1, Wells Hydroelectric Revenue and Refunding, Series B, Rev., NATL-RE, FGIC, 3.750%, 09/01/13	250
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	375
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	128
1,150	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/COLL, 4.250%, 10/01/32	1,210

		2,342

	Prerefunded — 0.0% (g)
100	Skagit Public Hospital, District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	106

	Total Washington	2,564

	West Virginia — 0.5%
	Other Revenue — 0.5%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., VAR, 2.250%, 09/01/16	1,011
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	504

	Total West Virginia	1,515

	Wisconsin — 0.2%
	General Obligation — 0.1%
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14	102
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	114

		216

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	324

	Total Wisconsin	540

	Wyoming — 0.4%
	Other Revenue — 0.4%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	670

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
545	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	557

	Total Wyoming	1,227

	Total Municipal Bonds (Cost $143,046)	142,276

Quarterly Demand Notes — 1.5%
1,500	City of Phoenix Industrial Development Authority, Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 0.950%, 11/01/13	1,500
1,500	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., VAR, 0.950%, 11/01/13	1,500
1,000	New Jersey Economic Development Authority, El Dorado Terminals Company Project, Series A, Rev., VRDO, 0.650%, 11/01/13	1,000
500	Pennsylvania Economic Development Financing Authority, Solid Waste, Republic Services, Inc. Project, Series A, Rev., VAR, 1.100%, 11/01/13	500

	Total Quarterly Demand Notes (Cost $4,500)	4,500

Semi-Annual Demand Note — 0.5%
	Mississippi — 0.5%
1,641	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.430%, 02/01/14 (Cost $1,641)	1,641

U.S. Treasury Obligations — 0.7%
	U.S. Treasury Bonds,
222	2.875%, 05/15/43 (m)	189
850	3.625%, 08/15/43 (m)	842
1,156	U.S. Treasury Note, 2.500%, 08/15/23 (m)	1,131

	Total U.S. Treasury Obligations (Cost $2,142)	2,162

Weekly Demand Notes — 26.6%
	Alaska — 0.4%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.070%, 09/09/13 (m)	1,350

	California — 3.4%
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	305
350	State of California, Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13 (m)	350

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
6,100	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13 (m)	6,100
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.010%, 09/09/13 (m)	1,006
2,650	Series M, Rev., VRDO, 0.040%, 09/09/13 (m)	2,650

	Total California	10,411

	Georgia — 4.2%
7,145	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.100%, 09/09/13	7,145
700	Private Colleges & Universities Authority, Emory University, Series B-2, Rev., VRDO, 0.040%, 09/09/13	700
500	Gwinnett County Housing Authority, Multi-Family Housing, Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	500
4,600	Private Colleges & Universities Authority, Emory University, Series C-4, Rev., VRDO, 0.040%, 09/09/13	4,600

	Total Georgia	12,945

	Illinois — 0.3%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.030%, 09/09/13	850

	Maryland — 0.9%
2,725	Maryland Stadium Authority, Sports Facilities, Football Stadium, Rev., VRDO, 0.050%, 09/09/13	2,725

	Massachusetts — 0.9%
2,900	Commonwealth of Massachusetts, Series C, GO, VRDO, 0.060%, 09/09/13	2,900

	Missouri — 2.3%
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.100%, 09/09/13	1,200
330	Missouri Highways & Transportation Commission, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.050%, 09/09/13	330
5,435	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.060%, 09/09/13	5,435

	Total Missouri	6,965

	New Jersey — 0.2%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.760%, 09/09/13	509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — 2.2%
1,000	New York City, Series J-7, GO, VAR, 0.530%, 09/09/13	998
3,000	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo & Co., LOC: Wells Fargo & Co., 0.070%, 09/09/13	3,000
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VAR, LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	1,100
500	Triborough Bridge & Tunnel Authority, Series CD, Rev., VRDO, AGM, 0.300%, 09/09/13	500
1,200	City of New York, Fiscal Year 1995, Series B, Subseries B-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	1,200
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.310%, 09/09/13 (e)	150

	Total New York	6,948

	North Carolina — 2.9%
1,100	Guilford County, GO, VRDO, 0.050%, 09/09/13	1,100
1,800	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	1,800
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.070%, 09/09/13 (m)	1,055
755	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.060%, 09/09/13 (m)	755
4,085	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.060%, 09/09/13	4,085

	Total North Carolina	8,795

	Ohio — 0.5%
860	Franklin County, Hospital Facilities, Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	860
800	Ohio State University, Series B, GO, VRDO, 0.040%, 09/09/13	800

	Total Ohio	1,660

	Pennsylvania — 2.3%
1,000	Downingtown Area School District, Chester County, GO, VAR, 0.430%, 09/09/13	998
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 09/09/13 (m)	5,000
1,155	Pennsylvania Turnpike Commission, Series B, Rev., VRDO, 0.460%, 09/09/13	1,154

	Total Pennsylvania	7,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 1.0%
3,060	City of North Charleston, Naval Complex Redevelopment Plan Project, VRDO, 0.070%, 09/09/13	3,060

	Tennessee — 1.0%
3,035	BB&T Municipal Trust, Series 29, Rev., LIQ: Branch Banking & Trust, 0.00%, 09/09/13 (m)	3,035

	Texas — 2.1%
970	State of Texas, Series C, GO, VRDO, 0.070%, 09/09/13	970
3,300	State of Texas, Veterans’ Housing Assistance Program, Series B, GO, VRDO, 0.050%, 09/09/13	3,300
1,075	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	1,075
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.650%, 09/09/13	1,001

	Total Texas	6,346

	Virginia — 0.3%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.040%, 09/09/13	800

	Washington — 1.7%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/09/13	2,000
2,750	County of King, Series A, GO, VRDO, 0.060%, 09/09/13	2,750
325	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/09/13	325

	Total Washington	5,075

	Total Weekly Demand Notes (Cost $81,518)	81,526

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
10	10 Year U.S. Treasury Note, Expiring 09/20/13 at $126.000, American Style (Cost $4)	3

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
285	Expiring 06/05/14. If exercised the Fund pays semi-annually 2.950% and receives quarterly floating 3 month LIBOR terminating 06/09/24, European Style. Counterparty: Citibank N.A.	14
153	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A.	12
316	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services	17

	Total Payer Options Purchased on Interest Rate Swaps (Cost $22)	43

NUMBER OF CONTRACTS
	Put Option Purchased — 0.0% (g)
20	10 Year U.S. Treasury Note, Expiring 09/20/13 at $121.500, American Style (Cost $7)	4

	Total Options Purchased (Cost $33)	50

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 0.2%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
391	0.053%, 11/14/13 (k) (n) (m)	391
140	0.067%, 01/23/14 (k) (n)	140

	Total U.S. Treasury Obligations (Cost $530)	531

	Investment Company — 0.0%
33	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)† (cost $33)	33

	Total Short-Term Investments (Cost $563)	564

	Total Investments — 98.2% (Cost $302,421)	301,652
	Other Assets in Excess of Liabilities — 1.8%	5,639

	NET ASSETS — 100.0%	$307,291

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(1,476)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 09/25/43	$(1,476)
(3,003)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/43	(3,229)

	(Proceeds received of $4,707)	$(4,705)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
45	90 Day Eurodollar	06/15/15	$11,128	$(11)
19	90 Day Eurodollar	12/18/17	4,581	5
	Short Futures Outstanding
(1)	90 Day Eurodollar	09/16/13	(249)	—	(h)
(1)	90 Day Eurodollar	12/16/13	(249)	—	(h)
(41)	10 Year U.S. Treasury Note	12/19/13	(5,095)	(19)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
(22)	U.S. Long Bond	12/19/13	$(2,902)	$(27)
(138)	5 Year U.S. Treasury Note	12/31/13	(16,516)	(30)
(2)	90 Day Eurodollar	03/17/14	(498)	— (h)
(2)	90 Day Eurodollar	06/16/14	(498)	— (h)
(47)	90 Day Eurodollar	09/15/14	(11,684)	3
(2)	90 Day Eurodollar	12/15/14	(497)	1
(19)	90 Day Eurodollar	12/14/15	(4,673)	(5)

				$(83)

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	$300	$48

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
2.928% semi-annually	3 month LIBOR quarterly	08/29/23	$1,090	$—	(h)
3 month LIBOR quarterly	3.265% quarterly	06/10/24	219	—	(h)
3 month LIBOR quarterly	3.544% quarterly	08/15/29	770	2
3.677% semi-annually	3 month LIBOR quarterly	07/12/43	189	—	(h)
3.781% semi-annually	3 month LIBOR quarterly	08/20/43	774	(14)

				$(12)

Total Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	$1,005	$(6)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	790	(4)
Credit Suisse International:
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	394	(2)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	394	(2)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	394	(2)
IOS Index 4% 30 year Fannie Mae Pools	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	400	(2)

					$(18)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284%		$50	$(1)	$1
Telecom Italia S.p.A., 5.375%, 01/29/19	1.000% quarterly	06/20/16	2.390	EUR	200	9	(13)
Telecom Italia S.p.A., 5.375%, 01/29/19	1.000% quarterly	06/20/16	2.390	EUR	200	10	(12)
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	1.536		200	(21)	18
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	1.536		300	(32)	27
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/18	1.343		265	4	(5)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/18	1.343		1,690	24	(29)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	09/20/18	1.076		2,420	4	(11)
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		50	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		50	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.284		310	(4)	3
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		50	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		100	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		100	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.535		100	(1)	— (h)
Citibank, N.A.:
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.240		100	(3)	1
Deutsche Bank AG, New York:
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	09/20/18	0.625		240	(5)	4
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	09/20/18	0.625		730	(15)	13
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/18	1.343		1,220	18	(20)
Union Bank of Switzerland AG:
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.240		100	(3)	1
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.179		2,210	(7)	(51)

						$(28)	$(70)

Credit Default Swaps — Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.839%		$1,560	$(15)	$9
Barclays Bank plc:
CDX.EM.19.V1	5.000% quarterly	06/20/18	3.489		680	(50)	82
CDX.EM.19.V1	5.000% quarterly	06/20/18	3.489		1,110	(82)	136
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	6.880		200	59	(59)
BNP Paribas:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	800	21	(35)
Citibank, N.A.:
CDX.EM.19.V1	5.000% quarterly	06/20/18	3.489		220	(16)	27
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	6.880		100	30	(28)
Deutsche Bank AG New York:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	240	6	(9)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	250	7	(8)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps — Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.497	EUR	250	7	(5)
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	10/12/52	2.390		150	6	(24)

						$(27)	$86

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.839	$3,450	$(32)	$39

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	9.348%		$30	$— (h)	$1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250		60	2	— (h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250		220	9	2
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/18	2.069		490	(24)	18
Barclays Bank plc:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.475		110	3	10
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.475		775	19	56
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		50	(1)	2
Telecom Italia S.p.A., 5.375%, 01/29/19*	1.000% quarterly	06/20/18	3.456	EUR	200	(27)	32
Telecom Italia S.p.A., 5.375%, 01/29/19*	1.000% quarterly	06/20/18	3.456	EUR	200	(27)	30
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	3.437		200	16	(8)
Goodyear Tire & Rubber Company (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	3.437		300	24	(12)
BNP Paribas:
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	12/20/13	8.567		50	— (h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		50	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		50	(1)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		50	(1)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		100	(1)	3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		100	(1)	4
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		100	(1)	5
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.350		310	(4)	8
Credit Suisse International:
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	09/20/13	0.867		1,150	14	57
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	12/20/13	8.567		1,000	(2)	23

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Deutsche Bank AG, New York:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	6.020%	$100	$1	$4
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	9.348	450	3	15
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.739	50	2	2
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.473	100	5	1
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	09/20/18	0.883	240	2	—	(h)
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	09/20/18	0.883	730	6	(1)
Morgan Stanley Capital Services:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.250	500	20	23
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.826	400	(3)	15
Union Bank of Switzerland AG:
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/13	5.022	100	1	—	(h)
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.475	50	1	5
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.867	110	3	15
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	03/20/14	8.715	50	(1)	3

					$36	$319

Credit Default Swaps — Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	5.532%		$150	$(2)	$12
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	3.673		200	(21)	25
CDX.NA.IG.20.V1*	1.000% quarterly	06/20/18	0.839		265	2	(1)
Deutsche Bank AG, New York:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	5.532		240	(3)	3
Morgan Stanley Capital Services:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	5.532		100	(1)	5
iTraxx Europe 9.1	1.750% quarterly	06/20/18	4.586	EUR	200	(17)	14
iTraxx Europe 9.1	1.750% quarterly	06/20/18	4.586	EUR	200	(17)	15
iTraxx Europe 9.1	1.750% quarterly	06/20/18	7.449	EUR	240	(30)	43
CMBX.NA.AM.4	0.500% monthly	02/17/51	4.070		150	(19)	49

						$(108)	$165

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CDX	— Credit Default Swap Index
CMBX	— Commercial Mortgage-Backed Securities Index
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
DIP	— Debtor-in-Possession
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of August 31, 2013. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offering Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
TBA	— To Be Announced
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.
XLCA	— Insured by XL Capital Assurance

(a)	— Non-income producing security.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
^	— All or a portion of the security is unsettled as of August 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Tax Aware Income Opportunities Fund	$20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	45

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$81,873		$301,619
Investments in affiliates, at value	2,196		13
Investments in affiliates — restricted, at value	—		20

Total investment securities, at value	84,069		301,652
Cash	22		10
Foreign currency, at value	—		202
Receivables:
Investment securities sold	1,352		2,782
Investment securities sold — delayed delivery securities	—		8,073
Fund shares sold	165		1,807
Interest from non-affiliates	904		1,436
Dividends from affiliates	—	(a)	—
Variation margin on centrally cleared swaps	—		7
Unrealized appreciation on unfunded commitments	1		—
Outstanding swap contracts, at value	—		386
Prepaid expenses	21		30

Total Assets	86,534		316,385

LIABILITIES:
Payables:
Dividends	26		21
TBA short commitment, at value	—		4,705
Investment securities purchased	150		20
Investment securities purchased — delayed delivery securities	—		3,372
Fund shares redeemed	221		212
Variation margin on futures contracts	—		1
Outstanding swap contracts, at value	—		483
Accrued liabilities:
Investment advisory fees	10		82
Shareholder servicing fees	3		24
Distribution fees	24		35
Custodian and accounting fees	12		38
Collateral management fees	—		4
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)
Audit Fees	47		64
Other	7		33

Total Liabilities	500		9,094

Net Assets	$86,034		$307,291

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-capital	$88,099	$305,338
Accumulated undistributed (distributions in excess of) net investment income	83	74
Accumulated net realized gains (losses)	(244)	2,329
Net unrealized appreciation (depreciation)	(1,904)	(450)

Total Net Assets	$86,034	$307,291

Net Assets:
Class A	$38,899	$111,256
Class C	23,524	18,282
Select Class	23,611	177,753

Total	$86,034	$307,291

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,737	10,874
Class C	2,265	1,795
Select Class	2,268	17,376

Net Asset Value (a):
Class A — Redemption price per share	$10.41	$10.23
Class C — Offering price per share (b)	10.39	10.19
Select Class — Offering and redemption price per share	10.41	10.23
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.82	$10.63

Cost of investments in non-affiliates	$83,778	$302,388
Cost of investments in affiliates	2,196	13
Cost of investments in affiliates — restricted	—	20
Cost of foreign currency	—	200
Proceeds from short TBAs	—	4,707
Premiums paid on swaps	—	331
Premiums received on swaps	—	870

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	47

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (Unaudited)

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,609	$1,724
Interest income from affiliates	—	— (a)

Total investment income	1,609	1,724

EXPENSES:
Investment advisory fees	165	528
Administration fees	40	111
Distribution fees:
Class A	52	133
Class C	104	68
Shareholder servicing fees:
Class A	52	133
Class C	35	23
Select Class	32	174
Custodian and accounting fees	25	67
Professional fees	41	57
Collateral management fees	—	9
Trustees’ and Chief Compliance Officer’s fees	1	1
Printing and mailing costs	10	19
Registration and filing fees	13	28
Transfer agent fees	22	48
Other	2	11

Total expenses	594	1,410

Less amounts waived	(233)	(425)

Net expenses	361	985

Net investment income (loss)	1,248	739

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(160)	(147)
Futures	—	863
Securities sold short	—	147
Foreign currency transactions	—	(1)
Swaps	—	488

Net realized gain (loss)	(160)	1,350

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(5,820)	(3,479)
Futures	—	(14)
Foreign currency translations	—	3
Swaps	—	(170)
Unfunded commitments	1	—

Change in net unrealized appreciation/depreciation	(5,819)	(3,660)

Net realized/unrealized gains (losses)	(5,979)	(2,310)

Change in net assets resulting from operations	$(4,731)	$(1,571)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,248	$2,036	$739	$1,322
Net realized gain (loss)	(160)	(75)	1,350	2,250
Change in net unrealized appreciation/depreciation	(5,819)	1,133	(3,660)	1,059

Change in net assets resulting from operations	(4,731)	3,094	(1,571)	4,631

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(553)	(814)	(268)	(565)
From net realized gains	—	(17)	—	(242)
Class C
From net investment income	(299)	(493)	(2)	(10)
From net realized gains	—	(13)	—	(44)
Select Class
From net investment income	(360)	(654)	(446)	(684)
From net realized gains	—	(11)	—	(275)

Total distributions to shareholders	(1,212)	(2,002)	(716)	(1,820)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,060	34,229	69,758	92,538

NET ASSETS:
Change in net assets	(4,883)	35,321	67,471	95,349
Beginning of period	90,917	55,596	239,820	144,471

End of period	$86,034	$90,917	$307,291	$239,820

Accumulated undistributed (distributions in excess of) net investment income	$83	$47	$74	$45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,751	$24,934	$36,577	$87,602
Distributions reinvested	509	731	231	727
Cost of shares redeemed	(11,340)	(7,249)	(26,526)	(57,268)

Change in net assets resulting from Class A capital transactions	$2,920	$18,416	$10,282	$31,061

Class C
Proceeds from shares issued	$4,758	$16,808	$3,802	$7,174
Distributions reinvested	263	412	1	46
Cost of shares redeemed	(8,189)	(3,583)	(3,036)	(5,842)

Change in net assets resulting from Class C capital transactions	$(3,168)	$13,637	$767	$1,378

Select Class
Proceeds from shares issued	$9,576	$11,768	$92,692	$106,185
Distributions reinvested	228	450	384	851
Cost of shares redeemed	(8,496)	(10,042)	(34,367)	(46,937)

Change in net assets resulting from Select Class capital transactions	$1,308	$2,176	$58,709	$60,099

Total change in net assets resulting from capital transactions	$1,060	$34,229	$69,758	$92,538

SHARE TRANSACTIONS:
Class A
Issued	1,269	2,262	3,558	8,544
Reinvested	47	66	23	71
Redeemed	(1,061)	(658)	(2,579)	(5,576)

Change in Class A Shares	255	1,670	1,002	3,039

Class C
Issued	435	1,523	371	702
Reinvested	25	38	— (a)	4
Redeemed	(765)	(325)	(296)	(571)

Change in Class C Shares	(305)	1,236	75	135

Select Class
Issued	877	1,066	9,023	10,375
Reinvested	21	41	37	83
Redeemed	(786)	(910)	(3,341)	(4,578)

Change in Select Class Shares	112	197	5,719	5,880

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.08	$0.15	(f)	$(0.67)	$(0.52)	$(0.15)	$—		$(0.15)
Year Ended February 28, 2013	10.90	0.33	(f)	0.17	0.50	(0.31)	(0.01)		(0.32)
Year Ended February 29, 2012	10.14	0.37	(f)	0.77	1.14	(0.38)	—	(g)	(0.38)
Year Ended February 28, 2011	10.25	0.44	(f)	(0.11)	0.33	(0.44)	—		(0.44)
Year Ended February 28, 2010	9.15	0.40	(f)	1.10	1.50	(0.40)	—		(0.40)
Year Ended February 28, 2009	9.59	0.42	(f)	(0.44)	(0.02)	(0.42)	—		(0.42)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.06	0.12	(f)	(0.67)	(0.55)	(0.12)	—		(0.12)
Year Ended February 28, 2013	10.88	0.27	(f)	0.18	0.45	(0.26)	(0.01)		(0.27)
Year Ended February 29, 2012	10.12	0.32	(f)	0.77	1.09	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	10.24	0.39	(f)	(0.12)	0.27	(0.39)	—		(0.39)
Year Ended February 28, 2010	9.15	0.35	(f)	1.09	1.44	(0.35)	—		(0.35)
Year Ended February 28, 2009	9.59	0.37	(f)	(0.44)	(0.07)	(0.37)	—		(0.37)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.08	0.16	(f)	(0.68)	(0.52)	(0.15)	—		(0.15)
Year Ended February 28, 2013	10.89	0.34	(f)	0.18	0.52	(0.32)	(0.01)		(0.33)
Year Ended February 29, 2012	10.13	0.39	(f)	0.76	1.15	(0.39)	—	(g)	(0.39)
Year Ended February 28, 2011	10.24	0.45	(f)	(0.11)	0.34	(0.45)	—		(0.45)
Year Ended February 28, 2010	9.15	0.41	(f)	1.09	1.50	(0.41)	—		(0.41)
Year Ended February 28, 2009	9.59	0.43	(f)	(0.44)	(0.01)	(0.43)	—		(0.43)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.41	(4.76)%	$38,899	0.64%	2.76%	1.18%	17%
11.08	4.60	38,594	0.64	2.96	1.24	13
10.90	11.48	19,746	0.65	3.54	1.46	19
10.14	3.23	4,021	0.65	4.25	2.05	16
10.25	16.62	2,052	0.65	4.05	2.42	25
9.15	(0.25)	255	0.65	4.38	2.69	15

10.39	(5.01)	23,524	1.14	2.26	1.68	17
11.06	4.14	28,424	1.14	2.46	1.74	13
10.88	10.98	14,510	1.15	3.01	1.94	19
10.12	2.62	2,751	1.15	3.76	2.55	16
10.24	15.98	1,521	1.15	3.54	2.93	25
9.15	(0.73)	349	1.15	3.89	3.30	15

10.41	(4.71)	23,611	0.54	2.86	0.93	17
11.08	4.81	23,899	0.54	3.10	1.00	13
10.89	11.59	21,340	0.55	3.68	1.25	19
10.13	3.32	18,518	0.55	4.35	1.81	16
10.24	16.62	11,497	0.55	4.18	2.24	25
9.15	(0.14)	9,575	0.55	4.52	2.51	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.32	$0.03		$(0.09)	$(0.06)	$(0.03)	$—	$(0.03)
Year Ended February 28, 2013	10.18	0.06		0.17	0.23	(0.06)	(0.03)	(0.09)
March 1, 2011(f) through February 29, 2012	10.00	0.06		0.27	0.33	(0.07)	(0.08)	(0.15)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.28	—	(g)	(0.09)	(0.09)	— (g)	—	— (g)
Year Ended February 28, 2013	10.16	—	(g)	0.16	0.16	(0.01)	(0.03)	(0.04)
March 1, 2011(f) through February 29, 2012	10.00	0.01		0.26	0.27	(0.03)	(0.08)	(0.11)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.32	0.03		(0.09)	(0.06)	(0.03)	—	(0.03)
Year Ended February 28, 2013	10.18	0.07		0.17	0.24	(0.07)	(0.03)	(0.10)
March 1, 2011(f) through February 29, 2012	10.00	0.07		0.27	0.34	(0.08)	(0.08)	(0.16)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.23	(0.62)%	$111,256	0.75%	0.55%	1.17%	89%
10.32	2.23	101,867	0.75	0.63	1.20	309
10.18	3.36	69,567	0.75	0.82	1.37	293

10.19	(0.87)	18,282	1.40	(0.10)	1.67	89
10.28	1.49	17,682	1.40	(0.01)	1.70	309
10.16	2.70	16,098	1.40	0.15	1.88	293

10.23	(0.56)	177,753	0.65	0.65	0.92	89
10.32	2.32	120,271	0.65	0.72	0.95	309
10.18	3.43	58,806	0.65	0.83	1.28	293

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

56	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by State or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$6	$6
Municipal Bonds
Alabama
Other Revenue	—	516	—	516
Alaska
Other Revenue	—	700	—	700
Arizona
Education	—	363	—	363
Hospital	—	106	—	106
Other Revenue	—	932	—	932
Water & Sewer	—	595	—	595

Total Arizona	—	1,996	—	1,996

Arkansas
Housing	—	96	—	96
California
General Obligation	—	938	—	938
Hospital	—	106	—	106
Housing	—	15	—	15
Other Revenue	—	1,117	—	1,117
Prerefunded	—	636	—	636
Utility	—	205	—	205

Total California	—	3,017	—	3,017

Colorado
General Obligation	—	841	—	841
Housing	—	56	—	56
Other Revenue	—	369	—	369

Total Colorado	—	1,266	—	1,266

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Other Revenue	$—	$2,336	$—	$2,336
Delaware
Housing	—	56	—	56
District of Columbia
Certificate of Participation/Lease	—	75	—	75
Other Revenue	—	1,014	—	1,014

Total District of Columbia	—	1,089	—	1,089

Florida
General Obligation	—	1,334	—	1,334
Housing	—	689	—	689
Other Revenue	—	4,751	—	4,751

Total Florida	—	6,774	—	6,774

Georgia
Other Revenue	—	2,388	—	2,388
Utility	—	104	—	104

Total Georgia	—	2,492	—	2,492

Guam
Other Revenue	—	198	—	198
Hawaii
General Obligation	—	110	—	110
Idaho
General Obligation	—	852	—	852
Illinois
Education	—	109	—	109
General Obligation	—	785	—	785
Housing	—	175	—	175
Other Revenue	—	1,874	—	1,874
Transportation	—	294	—	294

Total Illinois	—	3,237	—	3,237

Indiana
General Obligation	—	91	—	91
Other Revenue	—	1,853	—	1,853

Total Indiana	—	1,944	—	1,944

Iowa
Housing	—	58	—	58
Kansas
Hospital	—	229	—	229
Housing	—	232	—	232

Total Kansas	—	461	—	461

Kentucky
Housing	—	80	—	80
Other Revenue	—	249	—	249

Total Kentucky	—	329	—	329

Louisiana
Housing	—	26	—	26
Other Revenue	—	870	—	870
Transportation	—	140	—	140

Total Louisiana	—	1,036	—	1,036

58	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maine
Other Revenue	$—	$807	$—	$807
Maryland
General Obligation	—	445	—	445
Transportation	—	104	—	104

Total Maryland	—	549	—	549

Massachusetts
Education	—	1,099	—	1,099
Industrial Development Revenue/Pollution Control Revenue	—	152	—	152
Other Revenue	—	2,418	—	2,418
Transportation	—	335	—	335
Water & Sewer	—	107	—	107

Total Massachusetts	—	4,111	—	4,111

Michigan
General Obligation	—	594	—	594
Other Revenue	—	962	—	962

Total Michigan	—	1,556	—	1,556

Minnesota
Hospital	—	206	—	206
Housing	—	599	—	599
Other Revenue	—	566	202	768

Total Minnesota	—	1,371	202	1,573

Mississippi
Other Revenue	—	271	—	271
Missouri
General Obligation	—	268	—	268
Housing	—	37	—	37
Other Revenue	—	580	—	580
Transportation	—	443	—	443

Total Missouri	—	1,328	—	1,328

Montana
Housing	—	51	—	51
Other Revenue	—	794	—	794

Total Montana	—	845	—	845

Nebraska
General Obligation	—	667	—	667
Nevada
Certificate of Participation/Lease	—	102	—	102
General Obligation	—	54	—	54

Total Nevada	—	156	—	156

New Hampshire
Other Revenue	—	674	—	674
New Jersey
Other Revenue	—	2,305	—	2,305
Special Tax	—	331	—	331

Total New Jersey	—	2,636	—	2,636

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Mexico
Housing	$—	$16	$—	$16
Other Revenue	—	789	—	789

Total New Mexico	—	805	—	805

New York
General Obligation	—	573	—	573
Hospital	—	100	—	100
Other Revenue	—	4,957	—	4,957
Water & Sewer	—	424	—	424

Total New York	—	6,054	—	6,054

North Carolina
Housing	—	109	—	109
North Dakota
Other Revenue	—	252	—	252
Ohio
General Obligation	—	259	—	259
Housing	—	460	—	460
Industrial Development Revenue/Pollution Control Revenue	—	299	—	299
Other Revenue	—	2,178	—	2,178

Total Ohio	—	3,196	—	3,196

Oklahoma
Other Revenue	—	235	—	235
Oregon
Education	—	76	—	76
General Obligation	—	324	—	324
Other Revenue	—	867	—	867

Total Oregon	—	1,267	—	1,267

Pennsylvania
Other Revenue	—	3,089	—	3,089
Resource Recovery	—	140	—	140

Total Pennsylvania	—	3,229	—	3,229

Puerto Rico
Other Revenue	—	641	—	641
South Carolina
Other Revenue	—	555	—	555
South Dakota
Other Revenue	—	240	—	240
Tennessee
Other Revenue	—	820	—	820
Utility	—	177	—	177

Total Tennessee	—	997	—	997

Texas
Education	—	261	—	261
General Obligation	—	1,751	—	1,751
Housing	—	94	—	94
Industrial Development Revenue/Pollution Control Revenue	—	107	—	107
Other Revenue	—	968	—	968
Prerefunded	—	17	—	17

Total Texas	—	3,198	—	3,198

60	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utah
Certificate of Participation/Lease	$—	$501	$—		$501
Other Revenue	—	556	—		556

Total Utah	—	1,057	—		1,057

Vermont
Other Revenue	—	464	—		464
Virginia
Other Revenue	—	610	—		610
Washington
General Obligation	—	160	—		160
Other Revenue	—	636	—		636

Total Washington	—	796	—		796

Wisconsin
Other Revenue	—	623	—		623
Wyoming
Other Revenue	—	586	—		586

Total Municipal Bonds	—	68,448	202		68,650

Preferred Stock
Materials	—	—	—	(a)	—	(a)
Common Stock
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	4,433	—		4,433
Consumer Staples	—	1,219	—		1,219
Energy	—	394	—		394
Financials	—	303	—		303
Health Care	—	934	—		934
Industrials	—	2,449	—		2,449
Information Technology	—	1,295	—		1,295
Materials	—	784	—		784
Telecommunication Services	—	588	—		588
Utilities	—	818	—		818

Total Loan Assignments	—	13,217	—		13,217

Short-Term Investment
Investment Company	2,196	—	—		2,196

Total Investments in Securities	$2,196	$81,665	$208		$84,069

(a)	Value is zero.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Security	$—	$—	$55	$55

Collateralized Mortgage Obligations
Agency CMO	—	331	52	383

Total Collateralized Mortgage Obligations	—	331	52	383

Corporate Bond
Information Technology	—	300	—	300

Total Corporate Bond	—	300	—	300

Daily Demand Notes
Alabama	—	1,100	—	1,100
Alaska	—	1,560	—	1,560
California	—	1,895	—	1,895
Delaware	—	3,555	—	3,555
Florida	—	2,875	—	2,875
Illinois	—	735	—	735
Indiana	—	425	—	425
Iowa	—	1,900	—	1,900
Kansas	—	550	—	550
Louisiana	—	750	—	750
Maryland	—	2,250	—	2,250
Massachusetts	—	2,795	—	2,795
Michigan	—	3,585	—	3,585
Minnesota	—	1,025	—	1,025
Mississippi	—	4,685	—	4,685
Missouri	—	3,030	—	3,030
New Hampshire	—	2,925	—	2,925
New York	—	4,830	—	4,830
North Carolina	—	3,240	—	3,240
Ohio	—	4,970	—	4,970
Oklahoma	—	3,300	—	3,300
Oregon	—	2,900	—	2,900
Pennsylvania	—	2,150	—	2,150
Rhode Island	—	2,050	—	2,050
Tennessee	—	510	—	510
Texas	—	2,345	—	2,345
Utah	—	860	—	860
Virginia	—	1,510	—	1,510
Washington	—	2,950	—	2,950
Wisconsin	—	940	—	940

Total Daily Demand Notes	—	68,195	—	68,195

Municipal Bonds
Alabama	—	746	—	746
Alaska	—	911	—	911
Arizona	—	3,011	—	3,011
Arkansas	—	556	—	556
California	—	6,736	—	6,736
Colorado	—	2,212	—	2,212
Connecticut	—	2,121	—	2,121
Delaware	—	602	—	602
District of Columbia	—	2,285	—	2,285
Florida	—	8,011	—	8,011
Georgia	—	2,648	—	2,648
Illinois	—	4,133	—	4,133

62	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

JPMorgan Tax Aware Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indiana	$—	$6,087	$—	$6,087
Iowa	—	1,392	—	1,392
Kansas	—	1,523	—	1,523
Kentucky	—	588	—	588
Louisiana	—	1,533	—	1,533
Maine	—	2,001	—	2,001
Maryland	—	1,899	—	1,899
Massachusetts	—	4,698	—	4,698
Michigan	—	6,065	—	6,065
Minnesota	—	4,035	—	4,035
Mississippi	—	176	—	176
Missouri	—	2,495	—	2,495
Montana	—	1,543	—	1,543
Nebraska	—	1,243	—	1,243
Nevada	—	228	—	228
New Hampshire	—	1,871	—	1,871
New Jersey	—	6,698	—	6,698
New Mexico	—	1,287	—	1,287
New York	—	12,154	—	12,154
North Carolina	—	3,755	—	3,755
North Dakota	—	1,899	—	1,899
Ohio	—	3,346	—	3,346
Oklahoma	—	4,832	—	4,832
Oregon	—	1,675	—	1,675
Pennsylvania	—	3,139	—	3,139
South Carolina	—	2,640	—	2,640
South Dakota	—	2,587	—	2,587
Tennessee	—	1,524	—	1,524
Texas	—	12,714	—	12,714
Utah	—	171	—	171
Vermont	—	2,529	—	2,529
Virginia	—	4,131	—	4,131
Washington	—	2,564	—	2,564
West Virginia	—	1,515	—	1,515
Wisconsin	—	540	—	540
Wyoming	—	1,227	—	1,227

Total Municipal Bonds	—	142,276	—	142,276

Quarterly Demand Notes
Arizona	—	1,500	—	1,500
New Jersey	—	1,000	—	1,000
Pennsylvania	—	500	—	500
Texas	—	1,500	—	1,500

Total Quarterly Demand Notes	—	4,500	—	4,500

Semi-Annual Demand Note
Mississippi	—	1,641	—	1,641

Total Semi-Annual Demand Note	—	1,641	—	1,641

U.S. Treasury Obligations	—	2,162	—	2,162

Weekly Demand Notes
Alaska	—	1,350	—	1,350
California	—	10,411	—	10,411
Georgia	—	12,945	—	12,945
Illinois	—	850	—	850
Maryland	—	2,725	—	2,725

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Tax Aware Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Massachusetts	$—	$2,900	$—		$2,900
Missouri	—	6,965	—		6,965
New Jersey	—	509	—		509
New York	—	6,948	—		6,948
North Carolina	—	8,795	—		8,795
Ohio	—	1,660	—		1,660
Pennsylvania	—	7,152	—		7,152
South Carolina	—	3,060	—		3,060
Tennessee	—	3,035	—		3,035
Texas	—	6,346	—		6,346
Virginia	—	800	—		800
Washington	—	5,075	—		5,075

Total Weekly Demand Notes	—	81,526	—		81,526

Options Purchased
Call Option Purchased	3	—	—		3
Payer Options Purchased on Interest Rate Swaps	—	43	—		43
Put Option Purchased	4	—	—		4

Total Options Purchased	7	43	—		50

Short-Term Investments
Investment Company	33	—	—		33
U.S. Treasury Obligations	—	531	—		531

Total Short-Term Investments	33	531	—		564

Total Investments in Securities	$40	$301,505	$107	*	$301,652

Liabilities
Mortgage Pass-Through Securities	—	(4,705)	—		(4,705)

Appreciation in Other Financial Instruments
Futures Contracts	$9	$—	$—		$9
Swaps	—	643	—		643

Total Appreciation in Other Financial Instruments	$9	$643	$—		$652

Depreciation in Other Financial Instruments
Futures Contracts	$(92)	$—	$—		$(92)
Swaps	—	(1,323)	—		(1,323)

Total Depreciation in Other Financial Instruments	$(92)	$(1,323)	$—		$(1,415)

*	Level 3 securities are valued by brokers. At August 31, 2013, the value of these securities was approximately $107,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but is not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Income Opportunities Fund	Balance as of 02/28/13	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Security	$—	$—		$— (a)	$— (a)	$55	$— (a)	$—	$—	$55
Collateralized Mortgage Obligations-Agency CMO	230	—	(a)	(1)	(10)	—	(21)	24	(170)	52

	$230	$—		$(1)	$(10)	$55	$(21)	$24	$(170)	$107

64	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $46,000.

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are values and percentages of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Tax Aware High Income Fund	$208	0.2%

C. Loan Assignments — Tax Aware High Income Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment the Fund has direct rights against the borrower on a loan provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Tax Aware High Income Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statement of Operations.

At August 31, 2013, Tax Aware High Income Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Tax Aware High Income Fund

		Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description	Term					Amount	Value
Altice Financing S.A.	Term Loan	07/02/19	0.000%	0.000%	$25	$24	$25

E. Derivatives — Tax Aware Income Opportunities Fund uses instruments including futures, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(3) below describe the various derivatives used by the Fund.

(1). Options — Tax Aware Income Opportunities Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation.

If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(2). Futures Contracts — Tax Aware Income Opportunities Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

66	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

(3). Swaps — Tax Aware Income Opportunities Fund engages in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”) to exchange investment cash flows or assets at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2013 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Posted	Barclays Bank plc	$(21)	$20
	Collateral Received	Morgan Stanley Capital Services	(44)	26

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

Credit Default Swaps

Tax Aware Income Opportunities Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Tax Aware Income Opportunities Fund uses return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

Tax Aware Income Opportunities Fund enters into interest rate swap contracts to manage its exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$50	$9	$2	$48	$109
Credit contracts	Receivables	—	—	—	338	338

Total		$50	$9	$2	$386	$447

Gross Liabilities:
Interest rate contracts	Payables	$—	$(92)	$(14)	$—	$(106)
Credit contracts	Payables	—	—	(32)	(483)	(515)

Total		$—	$(92)	$(46)	$(483)	$(621)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.

The following tables present the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and net of any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Bank of America	$13		$(13)	$—	$—
Barclays Bank plc	220		(220)	—	—
BNP Paribas	21		(20)	—	1
Citibank, N.A	26		(26)	—	—
Credit Suisse International	44		(10)	—	34
Deutsche Bank AG	57		(23)	—	34
Morgan Stanley Capital Services	43		(43)	—	—
Union Bank of Switzerland	5		(5)	—	—
Centrally Cleared Swaps (b)	2	(c)	—	—	2
Exchange Traded Futures & Options Contracts (b)	16	(d)	—	—	16

Total	$447		$(360)	$—	$87

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
Bank of America	$62	$(13)	$—		$49
Barclays Bank plc	241	(220)	(20	)(e)	1

68	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
BNP Paribas	$20		$(20)	$—		$—
Citibank, N.A	29		(26)	—		3
Credit Suisse International	10		(10)	—		—
Deutsche Bank AG	23		(23)	—		—
Morgan Stanley Capital Services	87		(43)	(26	)(e)	18
Union Bank of Switzerland	11		(5)	—		6
Centrally Cleared Swaps (b)	46	(c)	—	—		46
Exchange Traded Futures & Options Contracts (b)	92	(d)	—	—		92

Total	$621		$(360)	$(46)		$215

(a)	For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities reflects the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(3). for actual collateral received or pledged.

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options		Futures Contracts	Swaps	Total
Interest rate contracts	$—	(a)	$863	$64	$927
Credit contracts	—		—	424	424

Total	$—	(a)	$863	$488	$1,351

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$(21)	$(14)	$35	$—
Credit contracts	—	—	(205)	(205)

Total	$(21)	$(14)	$(170)	$(205)

(a)	Amount rounds to less than $1,000.

The Tax Aware Income Opportunities Fund’s derivatives contracts held at August 31, 2013 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, options and swaps activity during the six months ended August 31, 2013 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$3,308
Average Notional Balance Short	47,598
Ending Notional Balance Long	15,709
Ending Notional Balance Short	42,861

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

	Tax Aware Income Opportunities Fund
Exchange-Traded Options:
Average Number of Contracts Purchased	$11	(a)
Ending Number of Contracts Purchased	30
Swaptions and OTC Options
Average Notional Balance Purchased	762
Ending Notional Balance Purchased	754
Credit Default Swaps:
Average Notional Balance — Buy Protection	22,821
Average Notional Balance — Sell Protection	14,549
Ending Notional Balance — Buy Protection	19,695
Ending Notional Balance — Sell Protection	10,220
Total Return Swaps:
Average Notional Balance — Pays Fixed Rate	2,782	(b)
Ending Notional Balance — Pays Fixed Rate	3,377
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	1,702
Average Notional Balance — Receives Fixed Rate	484
Ending Notional Balance — Pays Fixed Rate	2,353
Ending Notional Balance — Receives Fixed Rate	989

(a)	For the period March 1, 2013 through March 31, 2013 and May 1, 2013 through August 31, 2013.
(b)	For the period July 1, 2013 through August 31, 2013.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Tax Aware Income Opportunities Fund had TBA purchase commitments and TBA forward short sale commitments outstanding as of August 31, 2013, which are shown as payable for Investment securities purchased-delayed delivery securities and receivable for Investment securities sold-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

70	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively. In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Tax Aware High Income Fund	$10	$4
Tax Aware Income Opportunities Fund	1	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Tax Aware High Income Fund	$90	$40	$99	$229
Tax Aware Income Opportunities Fund	102	111	212	425

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

Tax Aware High Income Fund	$4
Tax Aware Income Opportunities Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

72	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Tax Aware High Income Fund	$16,465	$15,673	$—	$—
Tax Aware Income Opportunities Fund	297,518	229,283	5,612	6,823

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$85,974	$1,011	$2,916	$(1,905)
Tax Aware Income Opportunities Fund	302,421	1,376	2,145	(769)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Tax Aware High Income Fund had post-enactment net short-term capital loss carryforwards of approximately $11,000 and net long-term capital loss carryforwards of approximately $56,000.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds each have a shareholder or shareholders, which are accounts maintained by a financial intermediary on behalf of its clients, that own a significant portion of the Funds’ outstanding shares. Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	73

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$952.40	$3.15	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	949.90	5.60	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Select Class
Actual	1,000.00	952.90	2.66	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	993.80	3.77	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	991.30	7.03	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Select Class
Actual	1,000.00	994.40	3.27	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

74	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the

76	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2013

Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis prepared by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s performance was in the fifth, fourth and first quintiles for Class A shares and in the fifth, third and first quintiles for Select Class shares for the one-, three- and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that Fund was meeting its objectives. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s performance was in the fifth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the second and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2013	J.P. MORGAN TAX AWARE FUNDS	77

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-TAI-813

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Disclose that the registrant’s board of directors has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii)  Does not have an audit committee financial expert serving on its audit committee.

(2)  If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)  Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)  If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)  Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c)  Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d)  Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)  Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)  Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)  If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)  If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)  A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer November 7, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer November 7, 2013